UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
30 September
2021
Nuveen Municipal
Bond Funds
Fund Name	Class A	Class C	Class R6	Class I
Nuveen All-American Municipal Bond Fund	FLAAX	FACCX	FAAWX	FAARX
Nuveen Intermediate Duration Municipal Bond Fund	NMBAX	NNCCX	—	NUVBX
Nuveen Limited Term Municipal Bond Fund	FLTDX	FAFJX	—	FLTRX
Nuveen Short Term Municipal Bond Fund	FSHAX	NAAEX	—	FSHYX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Fundselectronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.
Semiannual Report

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or
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If you receive your Nuveen Fund distributions and statements directly from Nuveen.
Must be preceded by or accompanied by a prospectus.
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Table
of Contents

3

Chair’s Letter to Shareholders
Dear Shareholders,
More than a year and a half has passed since the World Health Organization declared COVID-19 a global pandemic in March 2020, resulting in a period marked by a global economic downturn, financial market turbulence and some immeasurable losses of life. Although the health crisis persists, with the widespread distribution of vaccines in the U.S. and extraordinary economic interventions by governments and central banks around the world, we collectively look forward to what our “new normal” might be.
Global economies have largely recovered from the pandemic-driven downturns with the help of vaccines and extraordinary support measures from governments and central banks. Since the crisis began, the U.S. government has enacted six relief measures totaling $5.3 trillion to support individuals and families, small and large businesses, state and local governments, education, public health and vaccinations. More recently, Congress passed a $1 trillion infrastructure spending plan, funding upgrades to road, rail and air transportation, broadband internet, and power and water systems.
Nevertheless, pandemic-related impacts continue to weigh on the outlook, particularly regarding inflation. The spread of the COVID-19 delta variant this year has exacerbated shortages of raw materials and labor, which contributed to inflation staying elevated for longer than expected. In response, some central banks, including the U.S. Federal Reserve, are beginning to reduce pandemic-era stimulus measures while other central banks have already started raising interest rates. The timing of monetary policy normalization will be a key focus in the markets, as will the progression of the virus, which can be difficult to predict given uneven vaccination rates around the world and new variants such as delta. Other key pieces of legislation also remain on the horizon in the U.S., including a $1.75 trillion social spending plan and raising the nation’s borrowing limit (known as the debt ceiling).
Short-term market fluctuations can provide your Fund opportunities to invest in new ideas as well as upgrade existing positioning while providing long-term value for shareholders. For more than 120 years, the careful consideration of risk and reward has guided Nuveen’s focus on delivering long-term results to our shareholders.
During this time of economic uncertainty, it may be an opportune time to assess your portfolio. We encourage you to review your time horizon, risk tolerance and investment goals with your financial professional.
On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
November 22, 2021

4

Important Semiannual
Shareholder Report Notice
For Shareholders of
Nuveen All-American Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund
Nuveen Short Term Municipal Bond Fund
Semiannual Shareholder Report for the period ending September 30, 2021
Beginning with this semiannual shareholder report, the Funds will include portfolio manager commentaries only in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s March 31, 2021 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.
5

Risk Considerations and Dividend Information
Risk Considerations
Nuveen All-American Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. In addition, the Fund periodically engages in a moderate amount of portfolio leverage and in doing so, assumes a higher level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.
Nuveen Intermediate Duration Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility and interest rate risk.
Nuveen Limited Term Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility and interest rate risk.
Nuveen Short Term Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6  –  Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
6

All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6  –  Income Tax Information within the Notes to Financial Statements of this report.
7

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8

Fund Performance, Expense Ratios and Effective Leverage Ratios
The Fund Performance, Expense Ratios and Effective Leverage Ratios for each Fund are shown within this section of the report.
Fund Performance
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund's most recent prospectus. The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 9—Borrowing Arrangements, are excluded from the calculation of a Fund’s effective leverage ratio.
9

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen All-American Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of September 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	10/03/88	2.33%	6.15%	3.93%	5.04%	0.69%
Class A Shares at maximum Offering Price	10/03/88	(1.96)%	1.68%	3.04%	4.59%	-
S&P Municipal Bond Index[1]	-	1.24%	2.71%	3.18%	3.92%	-
Lipper General & Insured Municipal Debt Funds Classification Average	-	1.51%	3.94%	3.14%	3.94%	-
Class I Shares	2/06/97	2.42%	6.25%	4.12%	5.23%	0.49%

	Total Returns as of September 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	1.93%	5.31%	3.11%	4.23%	1.49%
Class R6 Shares	6/30/16	2.44%	6.36%	4.17%	3.95%	0.45%
*       Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares ten years after purchase (effective March 1, 2021, eight years after purchase). Returns for periods longer than eight years for Class C reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1      For purposes of Fund performance, relative results are measured against this Index.
Effective Leverage Ratio as of September 30, 2021

Effective Leverage Ratio	9.92%
10

Nuveen Intermediate Duration Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of September 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	6/13/95	1.27%	3.28%	3.00%	3.46%	0.64%
Class A Shares at maximum Offering Price	6/13/95	(1.80)%	0.22%	2.38%	3.15%	-
S&P Municipal Bond Intermediate Index[1]	-	1.01%	1.98%	2.99%	3.56%	-
Lipper Intermediate Municipal Debt Funds Classification Average	-	1.15%	2.86%	2.55%	3.01%	-
Class I Shares	11/29/76	1.36%	3.47%	3.19%	3.66%	0.44%

	Total Returns as of September 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	0.87%	2.45%	2.16%	2.68%	1.44%
*       Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares ten years after purchase (effective March 1, 2021, eight years after purchase). Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1      For purposes of Fund performance, relative results are measured against this Index.
Effective Leverage Ratio as of September 30, 2021

Effective Leverage Ratio	0.00%
11

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Limited Term Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of September 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	10/19/87	0.83%	1.97%	2.15%	2.13%	0.61%
Class A Shares at maximum Offering Price	10/19/87	(1.69)%	(0.59)%	1.63%	1.88%	-
S&P Municipal Bond Short-Intermediate Index[1]	-	0.49%	0.97%	2.15%	2.24%	-
Lipper Short-Intermediate Municipal Debt Funds Classification Average	-	0.38%	1.16%	1.79%	1.90%	-
Class I Shares	2/06/97	0.94%	2.19%	2.36%	2.34%	0.41%

	Total Returns as of September 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	0.52%	1.17%	1.35%	1.36%	1.41%
*       Class A Shares have a maximum 2.50% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 0.70% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares ten years after purchase (effective March 1, 2021, eight years after purchase). Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1      For purposes of Fund performance, relative results are measured against this Index.
Effective Leverage Ratio as of September 30, 2021

Effective Leverage Ratio	0.00%
12

Nuveen Short Term Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of September 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	10/25/02	0.15%	0.57%	1.36%	1.30%	0.68%
Class A Shares at maximum Offering Price	10/25/02	(2.35)%	(1.93)%	0.84%	1.04%	-
S&P Municipal Bond Short Index[1]	-	0.24%	0.61%	1.62%	1.38%	-
Lipper Short Municipal Debt Funds Classification Average	-	0.16%	0.62%	1.28%	1.08%	-
Class I Shares	10/25/02	0.33%	0.85%	1.57%	1.50%	0.48%

	Total Returns as of September 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	(0.25)%	(0.24)%	0.54%	0.41%	1.48%
*       Class A Shares have a maximum 2.50% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 0.70% if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares ten years after purchase (effective March 1, 2021, eight years after purchase). Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1      For purposes of Fund performance, relative results are measured against this Index.
Effective Leverage Ratio as of September 30, 2021

Effective Leverage Ratio	0.00%
13

Yields    as of September 30, 2021
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen All-American Municipal Bond Fund
	Share Class
	Class A1	Class C	Class R6	Class I
Dividend Yield	2.59%	1.87%	2.93%	2.89%
SEC 30-Day Yield	1.32%	0.58%	1.62%	1.58%
Taxable-Equivalent Yield(40.8%)[3]	2.21%	0.97%	2.72%	2.65%
Nuveen Intermediate Duration Municipal Bond Fund
	Share Class
	Class A1	Class C	Class I
Dividend Yield	1.76%	1.00%	1.99%
SEC 30-Day Yield[2]	0.54%	(0.24)%	0.75%
Taxable-Equivalent Yield(40.8%)[3,4]	0.90%	N/A	1.25%
Nuveen Limited Term Municipal Bond Fund
	Share Class
	Class A1	Class C	Class I
Dividend Yield	1.03%	0.27%	1.27%
SEC 30-Day Yield[2]	0.08%	(0.71)%	0.28%
Taxable-Equivalent Yield(40.8%)[3,4]	0.13%	N/A	0.47%
14

Nuveen Short Term Municipal Bond Fund
	Share Class
	Class A1	Class C	Class I
Dividend Yield	0.75%	—%	0.94%
SEC 30-Day Yield[2]	(0.21)%	(1.02)%	(0.02)%
Taxable-Equivalent Yield(40.8%)[3,4]	N/A	N/A	N/A
1         The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand that the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2         A negative SEC 30-Day Yield results when accrued expenses of the past 30 days exceed the income generated during the past 30 days.
3         The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a federal income tax rate shown in the respective table above.
4         The Taxable-Equivalent Yield for a Fund’s share class with a negative SEC 30-Day Yield is not provided because it does not represent the yield that must be earned on a taxable investment in order to equal the yield of the Fund on an after-tax basis and therefore does not provide a meaningful comparison of the Fund’s yield against the yield of a taxable investment at the assumed tax rate.
15

Holding Summaries    as of September 30, 2021
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Nuveen All-American Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	109.7%
Common Stocks	0.3%
Corporate Bonds	0.0%
Short-Term Municipal Bonds	0.3%
Other Assets Less Liabilities	1.1%
Net Assets Plus Floating Rate Obligations and Borrowings	111.4%
Floating Rate Obligations	(10.9)%
Borrowings	(0.5)%
Net Assets	100%

Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	3.6%
AAA	5.3%
AA	33.7%
A	26.1%
BBB	13.3%
BB or Lower	5.5%
N/R (not rated)	12.2%
N/A (not applicable)	0.3%
Total	100%
Portfolio Composition (% of total investments)
Transportation	21.1%
Tax Obligation/Limited	17.1%
Health Care	17.1%
Utilities	12.3%
Tax Obligation/General	12.1%
Education and Civic Organizations	6.8%
Other	13.5%
Total	100%
States and Territories (% of total municipal bonds)
New York	16.8%
California	15.6%
Florida	7.1%
Illinois	6.8%
Texas	5.9%
Colorado	4.6%
Tennessee	4.3%
New Jersey	3.2%
Pennsylvania	3.1%
Missouri	2.8%
Wisconsin	2.2%
Arizona	2.1%
Puerto Rico	2.0%
Massachusetts	1.9%
Ohio	1.7%
Indiana	1.4%
Michigan	1.4%
Virginia	1.4%
Louisiana	1.4%
Washington	1.3%
Other	13.0%
Total	100%
16

Nuveen Intermediate Duration Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	96.6%
Common Stocks	1.0%
Asset-Backed Securities	0.1%
Short-Term Municipal Bonds	1.9%
Other Assets Less Liabilities	0.4%
Net Assets	100%

Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	4.8%
AAA	8.7%
AA	32.1%
A	27.3%
BBB	14.7%
BB or Lower	4.4%
N/R (not rated)	7.0%
N/A (not applicable)	1.0%
Total	100%
Portfolio Composition (% of total investments)
Utilities	15.8%
Tax Obligation/General	15.5%
Health Care	14.8%
Tax Obligation/Limited	13.8%
Transportation	13.7%
Housing/Single Family	7.9%
U.S. Guaranteed	5.1%
Other	13.4%
Total	100%
States and Territories (% of total municipal bonds)
Illinois	10.1%
New York	7.2%
Pennsylvania	5.4%
Texas	5.0%
New Jersey	4.6%
California	4.5%
Florida	4.4%
Ohio	3.3%
Indiana	3.1%
Washington	3.1%
Georgia	2.7%
Puerto Rico	2.5%
Colorado	2.5%
Michigan	2.5%
Louisiana	2.4%
Connecticut	2.2%
Virginia	2.1%
Alabama	2.0%
Arizona	2.0%
Maryland	1.9%
Oklahoma	1.9%
Nevada	1.8%
Tennessee	1.5%
Kentucky	1.5%
District of Columbia	1.3%
Other [1]	18.5%
Total	100%
1	See Portfolio of Investments for details on "other" States and Territories.
17

Holding Summaries    as of September 30, 2021 (continued)
Nuveen Limited Term Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	96.0%
Common Stocks	1.3%
Short-Term Municipal Bonds	2.5%
Other Assets Less Liabilities	0.2%
Net Assets	100%

Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	1.5%
AAA	12.2%
AA	36.6%
A	24.3%
BBB	9.9%
BB or Lower	2.1%
N/R (not rated)	12.1%
N/A (not applicable)	1.3%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/General	26.2%
Tax Obligation/Limited	18.1%
Utilities	16.4%
Health Care	11.6%
Transportation	8.1%
Housing/Single Family	5.6%
Other	14.0%
Total	100%
States and Territories (% of total municipal bonds)
New York	9.1%
New Jersey	6.4%
Illinois	6.1%
Pennsylvania	4.4%
Texas	4.3%
Louisiana	4.2%
California	4.2%
Connecticut	3.7%
Florida	3.7%
Ohio	3.7%
Massachusetts	2.9%
Kentucky	2.6%
Georgia	2.6%
Oklahoma	2.6%
Indiana	2.6%
Michigan	2.4%
Washington	2.4%
Virginia	2.1%
Puerto Rico	2.1%
South Carolina	1.9%
Colorado	1.9%
Maryland	1.9%
Arizona	1.6%
North Carolina	1.5%
Other [1]	19.1%
Total	100%
1	See Portfolio of Investments for details on "other" States and Territories.
18

Nuveen Short Term Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	92.7%
Common Stocks	0.1%
Short-Term Municipal Bonds	5.3%
Other Assets Less Liabilities	1.9%
Net Assets	100%

Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	1.5%
AAA	8.1%
AA	45.3%
A	33.2%
BBB	7.5%
BB or Lower	1.3%
N/R (not rated)	3.0%
N/A (not applicable)	0.1%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/General	21.5%
Health Care	20.1%
Transportation	15.8%
Utilities	13.5%
Tax Obligation/Limited	11.6%
Education and Civic Organizations	4.9%
Other	12.6%
Total	100%
States and Territories (% of total municipal bonds)
Texas	11.4%
Minnesota	7.8%
Illinois	6.2%
Wisconsin	5.3%
Missouri	4.9%
New Jersey	4.8%
Florida	4.5%
New York	3.5%
Colorado	3.3%
Alabama	3.3%
Arizona	3.1%
Iowa	2.7%
Louisiana	2.4%
Pennsylvania	2.4%
Washington	2.3%
Michigan	2.3%
California	2.3%
Ohio	2.1%
Indiana	1.5%
Georgia	1.5%
Virginia	1.5%
Oregon	1.5%
Tennessee	1.4%
New Mexico	1.4%
North Carolina	1.3%
Utah	1.3%
Other	14.0%
Total	100%
19

Expense Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended September 30, 2021.
The beginning of the period is April 1, 2021.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen All-American Municipal Bond Fund
	Share Class
	Class A	Class C	Class R6	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,023.34	$1,019.29	$1,024.45	$1,024.23
Expenses Incurred During the Period	$ 3.25	$ 7.29	$ 2.08	$ 2.23
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.86	$1,017.85	$1,023.01	$1,022.86
Expenses Incurred During the Period	$ 3.24	$ 7.28	$ 2.08	$ 2.23
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.64%, 1.44%, 0.41% and 0.44% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
20

Nuveen Intermediate Duration Municipal Bond Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,012.73	$1,008.66	$1,013.63
Expenses Incurred During the Period	$ 3.18	$ 7.20	$ 2.17
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.91	$1,017.90	$1,022.91
Expenses Incurred During the Period	$ 3.19	$ 7.23	$ 2.18
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.63%, 1.43% and 0.43% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Nuveen Limited Term Municipal Bond Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,008.26	$1,005.19	$1,009.35
Expenses Incurred During the Period	$ 3.02	$ 7.04	$ 2.01
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,022.06	$1,018.05	$1,023.06
Expenses Incurred During the Period	$ 3.04	$ 7.08	$ 2.03
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.60%, 1.40% and 0.40% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Nuveen Short Term Municipal Bond Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,001.46	$ 997.48	$1,003.33
Expenses Incurred During the Period	$ 3.41	$ 7.41	$ 2.41
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.66	$1,017.65	$1,022.66
Expenses Incurred During the Period	$ 3.45	$ 7.49	$ 2.43
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.68%, 1.48% and 0.48% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
21

Nuveen All-American Municipal Bond Fund
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 110.0%
	MUNICIPAL BONDS – 109.7%
	Alabama – 1.2%
	Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018A:
$ 3,500	4.000%, 7/01/38	7/28 at 100.00	Aa3	$3,931,970
3,500	4.000%, 7/01/43	7/28 at 100.00	Aa3	3,893,505
2,000	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	B	2,376,760
21,455	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B, 3.000%, 6/01/50 – AGM Insured (UB) (4)	6/30 at 100.00	AA	22,569,802
4,220	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc, Series 2016A, 5.000%, 2/01/41	2/26 at 100.00	A-	4,815,104
4,500	Jefferson County, Alabama, Sewer Revenue Warrants, Capital Appreciation Subordinate Lien Series 2013F, 0.000%, 10/01/50 (5)	10/23 at 105.00	BBB	4,627,125
2,800	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 6.500%, 10/01/53	10/23 at 105.00	BBB	3,236,912
14,175	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A2	20,195,548
500	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	545,800
12,295	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Fixed Rate Series 2018A, 4.000%, 4/01/49 (Mandatory Put 4/01/24)	1/24 at 100.27	A	13,259,912
7,985	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.29	A1	8,666,919
11,000	Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 2, Series 2021B-1, 4.000%, 12/01/51 (Mandatory Put 12/01/31)	9/31 at 100.62	A1	13,336,400
2,838	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	3,054,783
90,768	Total Alabama			104,510,540
	Alaska – 0.2%
	Alaska Industrial Development and Export Authority, Revenue Bonds, Greater Fairbanks Community Hospital Foundation Project, Refunding Series 2019:
2,000	4.000%, 4/01/30	4/29 at 100.00	A+	2,336,160
2,045	4.000%, 4/01/31	4/29 at 100.00	A+	2,375,595
2,000	4.000%, 4/01/32	4/29 at 100.00	A+	2,315,400
615	4.000%, 4/01/34	4/29 at 100.00	A+	707,816
3,855	Alaska Municipal Bond Bank, General Obligation Bonds, Refunding Three Series 2016, 5.000%, 12/01/27	No Opt. Call	A+	4,778,350
205	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%, 6/01/50	6/31 at 100.00	BBB+	237,330
22

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alaska (continued)
$ 1,530	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2021B-1 Class 2, 4.000%, 6/01/50	6/31 at 100.00	BBB-	$ 1,754,068
12,250	Total Alaska			14,504,719
	Arizona – 2.3%
1,500	Arizona Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Linder Village Project in Meridian, Ada County, Idaho, Series 2020, 5.000%, 6/01/31, 144A	No Opt. Call	N/R	1,766,400
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017A:
1,100	5.250%, 7/01/47, 144A	7/26 at 100.00	BB	1,256,629
1,000	5.375%, 7/01/50, 144A	7/26 at 100.00	BB	1,146,550
1,250	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2019, 5.000%, 7/01/49, 144A	7/29 at 100.00	BB	1,428,925
585	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A, 4.000%, 7/15/40, 144A	7/28 at 100.00	BB+	629,934
	Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2020A:
4,625	3.000%, 2/01/45 (UB) (4)	2/30 at 100.00	A1	4,861,523
10,100	4.000%, 2/01/50 (UB) (4)	2/30 at 100.00	AA-	11,622,171
3,045	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	3,168,505
9,405	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	6/24 at 100.00	A+	10,506,984
	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series 2019B:
1,150	4.000%, 7/01/29, 144A	No Opt. Call	BB+	1,282,630
1,175	5.000%, 7/01/49, 144A	7/29 at 100.00	BB+	1,351,979
	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A:
1,250	5.000%, 9/01/37	9/28 at 100.00	A+	1,540,825
935	5.000%, 9/01/42	9/28 at 100.00	A+	1,141,551
11,500	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2021A, 3.000%, 9/01/51 (UB) (4)	3/31 at 100.00	A+	11,986,335
8,430	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2017D, 3.000%, 1/01/48 (UB) (4)	7/30 at 100.00	AA-	8,894,324
10,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019E, 3.000%, 1/01/49 (UB) (4)	7/30 at 100.00	AA-	10,540,400
8,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Demand Series 2019F, 3.000%, 1/01/49 (UB) (4)	7/30 at 100.00	AA-	8,432,320
3,895	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019C, 0.620%, 1/01/35 (Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread) (6)	10/23 at 100.00	AA-	3,917,474
23

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 2,500	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds, School Improvement Project 2011 and 2017, Series 2018, 5.000%, 7/01/36	7/27 at 100.00	AAA	$3,024,225
150	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (7)	161,649
	Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge Revenue Bonds, Series 2019A:
1,930	5.000%, 7/01/28	No Opt. Call	A3	2,381,967
3,340	5.000%, 7/01/29	No Opt. Call	A3	4,200,217
3,560	5.000%, 7/01/30	7/29 at 100.00	A3	4,459,719
5,775	5.000%, 7/01/31	7/29 at 100.00	A3	7,204,659
1,500	5.000%, 7/01/33	7/29 at 100.00	A3	1,859,985
1,000	5.000%, 7/01/38	7/29 at 100.00	A3	1,224,480
7,365	5.000%, 7/01/39	7/29 at 100.00	A3	8,997,894
7,295	4.000%, 7/01/45	7/29 at 100.00	A3	8,136,405
7,200	5.000%, 7/01/45	7/29 at 100.00	A3	8,684,136
	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B:
1,650	5.500%, 7/01/31 – FGIC Insured	No Opt. Call	AA	2,228,523
6,000	5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	9,047,520
	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series 2021A:
2,125	5.000%, 7/01/38	7/31 at 100.00	AAA	2,800,920
2,175	5.000%, 7/01/39	7/31 at 100.00	AAA	2,858,885
1,840	4.000%, 7/01/40	7/31 at 100.00	AAA	2,219,353
1,115	4.000%, 7/01/41	7/31 at 100.00	AAA	1,340,899
2,360	4.000%, 7/01/42	7/31 at 100.00	AAA	2,829,380
165	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice Academies Charter Schools Project, Series 2012, 4.875%, 9/01/22	No Opt. Call	BB	170,353
400	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	419,692
2,720	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Medical Center, Series 2021A, 3.000%, 4/01/51 (UB) (4)	4/31 at 100.00	A	2,835,954
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
1,000	5.250%, 12/01/28	No Opt. Call	A3	1,258,820
13,155	5.000%, 12/01/32	No Opt. Call	A3	17,277,645
7,675	5.000%, 12/01/37	No Opt. Call	A3	10,573,003
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
2,590	6.000%, 12/01/27	12/21 at 100.00	N/R	2,613,673
1,080	6.000%, 12/01/32	12/21 at 100.00	N/R	1,089,871
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,110,483
167,710	Total Arizona			196,485,769
24

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas – 0.5%
$ 18,840	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	Ba3	$20,681,798
9,730	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49, 144A (AMT)	9/27 at 103.00	Ba3	10,935,547
	Arkansas Development Finance Authority, Revenue Bonds, Baptist Memorial Health Care, Refunding Series 2020B-1:
1,300	5.000%, 9/01/37	9/30 at 100.00	BBB+	1,618,149
1,000	5.000%, 9/01/38	9/30 at 100.00	BBB+	1,241,700
1,700	5.000%, 9/01/40	9/30 at 100.00	BBB+	2,100,962
4,000	5.000%, 9/01/44	9/30 at 100.00	BBB+	4,895,440
36,570	Total Arkansas			41,473,596
	California – 17.2%
	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B:
14,510	5.000%, 10/01/35	10/26 at 100.00	BBB+	17,050,121
4,300	5.000%, 10/01/36	10/26 at 100.00	BBB+	5,044,158
6,045	5.000%, 10/01/37	10/26 at 100.00	BBB+	7,075,189
9,715	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C, 0.000%, 5/01/47 (5)	5/40 at 100.00	Aa3	9,007,165
10,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/38	4/27 at 100.00	AA-	11,465,800
2,000	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	2,182,560
7,630	California Community Housing Agency, California, Essential Housing Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A	8/31 at 100.00	N/R	8,155,478
510	California Community Housing Agency, California, Essential Housing Revenue Bonds, Fountains at Emerald Park, Junior Lien Series 2021A-2, 4.000%, 8/01/46, 144A	8/31 at 100.00	N/R	549,051
3,260	California Community Housing Agency, California, Essential Housing Revenue Bonds, Fountains at Emerald Park, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A	8/31 at 100.00	N/R	3,262,641
17,260	California Community Housing Agency, California, Essential Housing Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%, 8/01/47, 144A	8/31 at 100.00	N/R	18,385,525
25,260	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	28,381,883
7,395	California Community Housing Agency, California, Essential Housing Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A	8/30 at 100.00	N/R	8,398,797
18,935	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A	4/29 at 100.00	N/R	21,069,353
890	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-1, 5.000%, 6/01/49	6/30 at 100.00	BBB-	1,088,799
12,675	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-2, 0.000%, 6/01/55	6/30 at 26.72	N/R	2,539,690
25

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 5,450	California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 2017B, 4.000%, 4/01/47	4/27 at 100.00	A2	$6,067,975
12,060	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Refunding Series 2016, 5.000%, 10/01/49	4/26 at 100.00	AA-	14,057,739
10,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48	11/27 at 100.00	A1	12,062,800
4,650	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/41 (Pre-refunded 11/15/25)	11/25 at 100.00	A1 (7)	5,523,967
1,670	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42	8/27 at 100.00	BBB+	1,978,533
16,400	California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical Center, Series 2019, 4.000%, 11/15/45	11/29 at 100.00	A+	18,883,944
	California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A:
1,810	4.000%, 4/01/44	4/30 at 100.00	BBB+	2,075,183
1,970	4.000%, 4/01/45	4/30 at 100.00	BBB+	2,248,105
1,065	4.000%, 4/01/49	4/30 at 100.00	BBB+	1,213,333
3,015	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Refunding Series 2015A, 5.000%, 2/01/40	2/25 at 100.00	AA	3,429,593
	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017:
1,395	5.000%, 2/01/30	2/27 at 100.00	AA	1,698,873
1,105	5.000%, 2/01/31	2/27 at 100.00	AA	1,343,691
4,500	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital at Stanford, Refunding Series 2022A Forward Delivery, 4.000%, 5/15/46 (WI/DD, Settling 5/17/22)	5/32 at 100.00	AA-	5,133,150
13,305	California Health Facilities Financing Authority, Revenue Bonds, PIH Health, Series 2020A, 3.000%, 6/01/47	6/30 at 100.00	A	13,999,255
485	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA-	545,557
2,185	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA-	2,361,963
2,320	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2013A, 5.000%, 8/15/52 (Pre-refunded 8/15/23)	8/23 at 100.00	A1 (7)	2,524,322
9,547	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2021-1, 3.500%, 11/20/35	No Opt. Call	BBB+	11,082,054
1,940	California Infrastructure and Economic Development Bank, Lease Revenue Bonds, California State Teachers, Retirement System Headquarters Expansion, Green Bond-Climate Bond Certified Series 2019, 5.000%, 8/01/49	8/29 at 100.00	AA	2,392,233
5,000	California Infrastructure and Economic Development Bank, Revenue Bonds, Los Angeles County Museum of Natural History Foundation, Series 2020, 4.000%, 7/01/50	7/30 at 100.00	A2	5,689,200
	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A:
1,850	5.000%, 6/15/36, 144A	6/26 at 100.00	BB	2,052,816
2,425	5.000%, 6/15/46, 144A	6/26 at 100.00	BB	2,650,331
26

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 610	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc - Lincoln Project, Taxable Series 2019B, 5.000%, 10/01/39, 144A	10/27 at 100.00	N/R	$667,340
1,495	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/46, 144A	7/26 at 100.00	BB	1,672,442
	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2017:
470	5.000%, 10/01/29	10/27 at 100.00	Baa1	566,430
1,165	5.000%, 10/01/30	10/27 at 100.00	Baa1	1,396,893
	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A:
7,745	5.000%, 7/01/42	7/27 at 100.00	Baa2	9,203,383
7,385	5.000%, 7/01/47	7/27 at 100.00	Baa2	8,721,094
5,000	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017B, 5.000%, 7/01/42	7/27 at 100.00	Baa2	5,941,500
34,325	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 5.000%, 12/31/43 (AMT)	6/28 at 100.00	BBB-	41,153,959
6,750	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018B, 5.000%, 6/01/48 (AMT)	6/28 at 100.00	BBB-	8,029,260
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,000	5.000%, 11/01/30	11/26 at 100.00	BBB-	1,159,910
1,040	5.250%, 11/01/31	11/26 at 100.00	BBB-	1,221,126
	California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series 2017A:
1,750	5.000%, 2/01/42	2/27 at 100.00	A-	2,086,193
8,875	5.000%, 2/01/47	2/27 at 100.00	A-	10,518,384
	California Municipal Finance Authority, Student Housing Revenue Bonds, CHF-Davis II, LLC - Orchard Park Student Housing Project, Series 2021:
14,500	3.000%, 5/15/51 – BAM Insured (UB) (4)	5/31 at 100.00	AA	15,137,565
4,825	3.000%, 5/15/54 – BAM Insured (UB) (4)	5/31 at 100.00	AA	5,016,166
3,965	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, 5.000%, 7/01/37, 144A (AMT)	1/23 at 100.00	BBB	4,152,148
640	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authoriity Desalination Project Pipeline, Refunding Series 2019, 5.000%, 11/21/45, 144A	1/29 at 100.00	BBB	761,216
1,625	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A	1/29 at 100.00	BBB	1,956,939
1,450	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/37	10/26 at 100.00	BBB-	1,698,965
27

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Public Finance Authority, Senior Living Revenue Bonds, Enso Village, Refunding Green Series 2021A:
$ 1,250	5.000%, 11/15/46, 144A	11/29 at 102.00	N/R	$1,433,788
440	5.000%, 11/15/56, 144A	11/29 at 102.00	N/R	502,308
1,475	California School Finance Authority, Educational Facility Revenue Bonds, River Springs Charter School Project, Series 2017A, 5.000%, 7/01/47, 144A	7/27 at 100.00	Ba2	1,630,273
	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Refunding Series 2019B:
1,000	5.000%, 5/01/31	No Opt. Call	Aa3	1,329,090
1,125	5.000%, 5/01/32	No Opt. Call	Aa3	1,525,905
	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2021B:
1,000	4.000%, 5/01/40	5/31 at 100.00	Aa3	1,192,220
3,500	4.000%, 5/01/46	5/31 at 100.00	Aa3	4,111,310
33,630	California State University, Systemwide Revenue Bonds, Series 2018A, 5.000%, 11/01/48	11/28 at 100.00	Aa2	41,425,098
2,000	California State University, Systemwide Revenue Bonds, Series 2021A, 3.000%, 11/01/52 (UB) (4)	11/31 at 100.00	Aa2	2,117,320
	California State, General Obligation Bonds, Refunding Various Purpose Series 2019:
8,000	3.000%, 10/01/34	10/29 at 100.00	Aa2	8,921,440
8,075	3.000%, 10/01/35	10/29 at 100.00	Aa2	8,977,220
11,500	3.000%, 10/01/36	10/29 at 100.00	Aa2	12,659,315
	California State, General Obligation Bonds, Refunding Various Purpose Series 2021:
9,680	4.000%, 10/01/41	4/31 at 100.00	Aa2	11,530,429
1,275	5.000%, 12/01/46	12/30 at 100.00	Aa2	1,624,503
12,000	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 8/01/46	8/26 at 100.00	Aa2	14,250,840
3,960	California State, General Obligation Bonds, Various Purpose Series 2019, 5.000%, 4/01/49	4/29 at 100.00	Aa2	4,912,261
	California State, General Obligation Bonds, Various Purpose Series 2020:
4,125	3.000%, 11/01/41	11/30 at 100.00	Aa2	4,465,477
3,000	3.000%, 3/01/46	3/30 at 100.00	Aa2	3,190,950
1,600	4.000%, 3/01/46	3/30 at 100.00	Aa2	1,865,680
7,750	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB	8,784,082
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
1,100	5.000%, 12/01/41, 144A	6/26 at 100.00	BB	1,227,314
3,365	5.000%, 12/01/46, 144A	6/26 at 100.00	BB	3,731,448
28,630	5.250%, 12/01/56, 144A	6/26 at 100.00	BB	31,893,534
5,800	California Statewide Communities Development Authority, Pollution Control Revenue Bonds, Southern California Edison Company, Series 2006C, 2.625%, 11/01/33 (Mandatory Put 12/01/23)	No Opt. Call	A-	6,066,046
28

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 2,350	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System/West, Series 2018A, 5.000%, 3/01/42	3/28 at 100.00	A	$2,828,695
600	California Statewide Communities Development Authority, Revenue Bonds, Front Porch Communities and Services Project, Series 2017A, 5.000%, 4/01/47	4/27 at 100.00	A	706,812
2,900	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57	12/27 at 100.00	A+	3,473,591
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2020A:
1,000	4.000%, 9/02/28	No Opt. Call	N/R	1,098,180
700	5.000%, 9/02/40	9/30 at 100.00	N/R	852,432
	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017:
4,000	5.000%, 5/15/47	5/27 at 100.00	Baa1	4,722,640
2,750	5.000%, 5/15/50	5/27 at 100.00	Baa1	3,241,948
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
273	5.750%, 7/01/30 (8)	11/21 at 100.00	N/R	261,851
1,752	5.750%, 7/01/35 (8)	11/21 at 100.00	N/R	1,682,195
661	5.500%, 7/01/39 (8)	11/21 at 100.00	N/R	634,791
	Chaffey Community College District, San Bernardino County, California, General Obligation Bonds, Election 2018 Series 2019A:
3,390	3.000%, 6/01/37	6/28 at 100.00	AA	3,682,184
3,705	3.000%, 6/01/38	6/28 at 100.00	AA	3,992,063
3,975	3.000%, 6/01/39	6/28 at 100.00	AA	4,256,032
	College of the Sequoias Community College District, King and Tulare Counties, California, General Obligation Bonds, College of the Sequoias Tulare Area Improvement District 3, Election of 2008, Series 2021E:
1,340	4.000%, 8/01/46 (UB) (4)	8/29 at 100.00	Aa3	1,542,876
4,410	3.000%, 8/01/51 (UB) (4)	8/29 at 100.00	Aa3	4,609,597
10,275	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56, 144A	10/31 at 100.00	N/R	10,882,869
1,610	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Oceanaire-Long Beach, Series 2021A-1, 3.200%, 9/01/46, 144A	9/31 at 100.00	N/R	1,640,155
14,350	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%, 9/01/56, 144A	9/31 at 100.00	N/R	15,406,160
11,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Union South Bay, Series 2021A-1, 3.100%, 7/01/45, 144A	7/31 at 100.00	N/R	10,621,820
400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	404,288
	Downey Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2014 Series 2021C:
5,720	3.000%, 8/01/46 (UB) (4)	8/31 at 100.00	AA-	6,061,084
6,240	3.000%, 8/01/47 (UB) (4)	8/31 at 100.00	AA-	6,610,344
29

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	El Monte Union High School District, Los Angeles County, California, General Obligation Bonds, Election 2018 Capital Appreciation Series 2021E:
$ 3,085	0.000%, 6/01/43	6/30 at 73.43	AAA	$1,760,733
3,100	0.000%, 6/01/44	6/30 at 71.61	AAA	1,704,752
3,170	0.000%, 6/01/45	6/30 at 69.61	AAA	1,684,411
2,465	0.000%, 6/01/46	6/30 at 67.73	AAA	1,263,830
6,170	Elk Grove Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2016, 5.000%, 9/01/46	9/26 at 100.00	N/R	7,041,204
5,500	Escondido Union School District, San Diego County, California, General Obligation Bonds, Election 2014 Series 2018B, 4.000%, 8/01/47	8/27 at 100.00	AAA	6,214,670
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A:
1,695	0.000%, 1/15/33	No Opt. Call	A-	1,276,471
10,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	AA	7,474,400
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2021A:
15,000	4.000%, 1/15/46	1/31 at 100.00	A-	17,149,800
10,000	4.000%, 1/15/46 (UB) (4)	1/31 at 100.00	A-	11,433,200
10,000	Gilroy Unified School District, Santa Clara County, California, General Obligation Bonds, Election of 2008 & 2016, Series 2019, 4.000%, 8/01/48	8/27 at 100.00	Aa3	11,443,000
	Glendale Community College District, Los Angeles County, California, General Obligation Bonds, Election 2016 Taxable Refunding Series 2020B:
2,440	0.000%, 8/01/40	2/30 at 73.53	Aa2	1,471,930
2,465	0.000%, 8/01/41	2/30 at 71.08	Aa2	1,430,489
2,650	0.000%, 8/01/42	2/30 at 68.75	Aa2	1,478,833
1,705	0.000%, 8/01/43	2/30 at 66.54	Aa2	919,421
1,550	0.000%, 8/01/44	2/30 at 64.38	Aa2	806,682
1,250	0.000%, 2/01/45	2/30 at 63.32	Aa2	638,225
96,250	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	10/21 at 22.54	CCC-	21,868,962
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1:
6,000	5.000%, 6/01/33	6/28 at 100.00	BBB	7,302,000
6,285	5.250%, 6/01/47	6/22 at 100.00	N/R	6,473,173
9,000	Irvine Ranch Water District, California, General Obligation Bonds, Series 2016, 5.250%, 2/01/41	8/26 at 100.00	AAA	10,878,930
1,980	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	1,968,496
2,750	Lammersville Joint Unified School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District 2014-1 Improvement Area 1 Mountain House School Facilities, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	N/R	3,191,183
9,035	Lammersville Schools Finance Authority, California, Lease Revenue Bonds, Cordes Elementary School, Series 2019, 3.000%, 10/01/49 – BAM Insured	10/27 at 100.00	AA	9,328,999
30

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 7,000	Lodi Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2016 Series 2020, 3.000%, 8/01/43	8/27 at 100.00	Aa2	$7,400,260
15,000	Lodi Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2016 Series 2021, 3.000%, 8/01/46 (UB) (4)	8/30 at 100.00	Aa2	15,787,800
	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2016, Series 2019B:
3,000	3.000%, 8/01/42	8/29 at 100.00	Aa2	3,189,750
21,500	3.000%, 8/01/48	8/29 at 100.00	Aa2	22,555,220
	Long Beach, California, Harbor Revenue Bonds, Series 2017:
1,600	5.000%, 5/15/36 (AMT)	5/27 at 100.00	AA	1,928,288
1,400	5.000%, 5/15/37 (AMT)	5/27 at 100.00	AA	1,685,558
1,410	5.000%, 5/15/40 (AMT)	5/27 at 100.00	AA	1,692,818
	Long Beach, California, Harbor Revenue Bonds, Series 2019A:
7,500	5.000%, 5/15/44	5/29 at 100.00	Aa2	9,359,550
7,500	5.000%, 5/15/49	5/29 at 100.00	Aa2	9,349,350
	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series 2019A:
9,330	5.000%, 7/01/39	7/28 at 100.00	AAA	11,656,529
10,340	5.000%, 7/01/44	7/28 at 100.00	AAA	12,811,674
4,315	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Private Activity/AMT Subordinate Series 2021D, 4.000%, 5/15/51 (AMT) (UB) (4)	11/31 at 100.00	Aa3	4,942,660
6,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding Senior Lien Series 2020A, 5.000%, 5/15/36	11/29 at 100.00	Aa2	7,699,680
15,265	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C, 5.000%, 5/15/44 (AMT)	11/27 at 100.00	Aa3	18,547,280
10,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018D, 5.000%, 5/15/48 (AMT)	5/29 at 100.00	Aa3	12,171,400
6,400	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Refunding Series 2019D, 5.000%, 7/01/49	7/29 at 100.00	Aa2	7,997,696
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018D:
7,500	5.000%, 7/01/43	7/28 at 100.00	Aa2	9,243,900
6,000	5.000%, 7/01/48	7/28 at 100.00	Aa2	7,350,000
12,555	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2019A, 5.250%, 7/01/49	1/29 at 100.00	Aa2	15,761,045
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A:
2,300	5.000%, 7/01/34	1/27 at 100.00	AA+	2,792,775
2,500	5.000%, 7/01/35	1/27 at 100.00	AA+	3,032,925
7,500	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2018A, 5.000%, 7/01/48	1/28 at 100.00	AA+	9,087,900
31

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2018B-1:
$ 8,945	5.000%, 7/01/34 – BAM Insured	1/28 at 100.00	AA	$11,046,091
7,475	5.000%, 7/01/38	1/28 at 100.00	AA+	9,132,133
15,150	5.250%, 7/01/42	1/28 at 100.00	AA+	18,625,864
	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Series 2018A:
9,320	5.000%, 6/01/43	6/28 at 100.00	AA	11,434,988
16,990	5.000%, 6/01/48	6/28 at 100.00	AA	20,719,645
2,500	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Green Subordinate Lien Series 2017B, 5.000%, 6/01/35	6/27 at 100.00	AA	3,057,575
500	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	11/21 at 100.00	A	502,160
1,000	Manteca Financing Authority, California, Sewer Revenue Bonds, Series 2009, 5.750%, 12/01/36	12/21 at 100.00	AA-	1,008,640
1,160	Merced Union High School District, Merced County, California, General Obligation Bonds, Election 2008 Series 2021F, 0.000%, 8/01/44	8/28 at 66.35	Aa3	633,673
	Modesto Elementary School District, Stanislaus County, California, General Obligation Bonds, Election 2018 - Measure D Series 2021B:
3,700	3.000%, 8/01/46 (UB) (4)	2/30 at 100.00	Aa3	3,892,955
2,300	3.000%, 8/01/50 (UB) (4)	2/30 at 100.00	Aa3	2,409,986
2,565	Morongo Band of Mission Indians, California, Enterprise Revenue Bonds, Series 2018A, 5.000%, 10/01/42, 144A	10/28 at 100.00	BBB-	3,033,523
5,670	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2021E, 0.000%, 8/01/45 (UB) (4)	8/31 at 71.51	Aa1	3,107,103
	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A:
2,800	7.000%, 11/01/34	No Opt. Call	A	4,222,232
2,500	6.500%, 11/01/39	No Opt. Call	A	3,920,175
7,750	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2014 Series 2021E, 3.000%, 8/01/50 (UB) (4)	8/31 at 100.00	Aa3	8,145,327
15,000	Oak Grove School District, Santa Clara County, California, General Obligation Bonds, Election of 2008, Series 2021G-2, 0.000%, 6/01/46 – BAM Insured	8/28 at 63.20	AA	7,690,650
30,945	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Election 2012, Series 2019A, 3.000%, 8/01/40 – AGM Insured	8/27 at 100.00	AA	32,699,272
6,195	Oceanside Unified School District, San Diego County, California, General Obligation Bonds, Refunding Capital Appreciation, Series 2020, 0.000%, 8/01/43 – AGM Insured	8/28 at 66.68	AA	3,471,059
5,975	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 – NPFG Insured (ETM)	11/21 at 100.00	N/R (7)	6,400,898
	Orange County, California, Special Tax Bonds, Community Facilities District 2016-1 Esencia Village, Series 2016A:
1,250	5.000%, 8/15/41	8/26 at 100.00	N/R	1,430,388
2,000	5.000%, 8/15/46	8/26 at 100.00	N/R	2,273,960
32

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Palm Desert Redevelopment Agency, California, Successor Agency Redevelopment Project Area, Series 2017A:
$ 500	5.000%, 10/01/28 – BAM Insured	4/27 at 100.00	AA	$605,305
500	5.000%, 10/01/30 – BAM Insured	4/27 at 100.00	AA	602,675
2,000	Perris Union High School District, Riverside County, California, General Obligation Bonds, 2012 Election, Series 2021C, 3.000%, 9/01/45 (UB) (4)	9/29 at 100.00	Aa3	2,097,620
5,325	Placentia-Yorba Linda Unified School District, Orange County, California, General Obligation Bonds, Series 2011D, 0.000%, 8/01/41	No Opt. Call	Aa2	3,396,711
2,000	Pomona Unified School District, Los Angeles County, California, General Obligation Bonds, 2016 Election, Series 2021F, 3.000%, 8/01/48 – BAM Insured (UB) (4)	8/31 at 100.00	AA	2,131,440
3,775	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Election 2008 Series 2009A, 0.000%, 8/01/23	No Opt. Call	Aa2	3,749,217
	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Election 2008 Series 2011B:
11,810	0.000%, 8/01/38	No Opt. Call	Aa2	8,130,358
10,650	0.000%, 8/01/40	No Opt. Call	Aa2	6,841,347
5,500	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41	No Opt. Call	Aa2	3,413,410
15,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/41 – AGM Insured (5)	8/36 at 100.00	AA	19,581,900
5,775	Riverside, California, Sewer Revenue Bonds, Refunding Series 2018A, 5.000%, 8/01/39	8/28 at 100.00	AA-	7,159,383
1,735	Rocklin, Placer County, California, Special Tax Bonds, Community Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39	9/25 at 100.00	N/R	1,939,713
675	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016, 5.500%, 9/01/46	9/26 at 100.00	N/R	777,823
	Sacramento County, California, Airport System Revenue Bonds, Refunding Senior Series 2018C:
4,305	5.000%, 7/01/37 (AMT)	7/28 at 100.00	A	5,243,404
6,000	5.000%, 7/01/38 (AMT)	7/28 at 100.00	A	7,302,360
5,000	5.000%, 7/01/39 (AMT)	7/28 at 100.00	A	6,076,600
805	Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007, 5.900%, 9/01/37	3/22 at 100.00	N/R	818,782
6,000	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Refunding Subordinate Series 2019A, 4.000%, 7/01/38	7/29 at 100.00	A+	6,944,460
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2017A:
8,000	5.000%, 7/01/42 (AMT)	7/27 at 100.00	A+	9,525,840
2,500	5.000%, 7/01/47	7/27 at 100.00	A+	3,008,450
3,615	5.000%, 7/01/47 (AMT)	7/27 at 100.00	A+	4,295,162
6,895	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Subordinate Lien Series 2018A, 5.250%, 8/01/47	8/28 at 100.00	Aa3	8,565,865
33

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	San Diego Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2017A:
$ 1,815	5.000%, 9/01/36	9/26 at 100.00	AA	$2,144,822
6,160	5.000%, 9/01/40	9/26 at 100.00	AA	7,241,881
10,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Dedicated Unlimited Ad Valorem Property Tax, 2012 Election Series 2020M-2, 3.000%, 7/01/50 (UB) (4)	7/30 at 100.00	AAA	10,580,900
	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2010C:
7,150	0.000%, 7/01/39	No Opt. Call	Aa2	4,836,403
2,800	0.000%, 7/01/42	No Opt. Call	Aa2	1,718,220
1,350	0.000%, 7/01/43	No Opt. Call	Aa2	802,575
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B:
5,000	5.000%, 5/01/41 (AMT)	5/26 at 100.00	A1	5,857,700
12,300	5.000%, 5/01/46 (AMT)	5/26 at 100.00	A1	14,334,174
12,715	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A, 5.000%, 5/01/47 (AMT)	5/27 at 100.00	A+	15,123,348
3,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D, 5.000%, 5/01/43 (AMT)	5/28 at 100.00	A1	3,634,920
8,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44 (AMT)	5/29 at 100.00	A1	9,756,560
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E:
2,515	5.000%, 5/01/45 (AMT)	5/29 at 100.00	A1	3,060,478
14,470	5.000%, 5/01/50 (AMT)	5/29 at 100.00	A1	17,503,057
13,300	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BBB+	14,805,959
9,745	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/44	1/25 at 100.00	A-	10,890,232
2,000	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 3/01/22 (ETM) (AMT)	No Opt. Call	A2 (7)	2,038,740
	San Mateo County Joint Powers Financing Authority, California, Lease Revenue Bonds, Cordilleras Mental Health Center, Series 2021A-1:
2,270	3.000%, 6/15/46 (UB) (4)	6/31 at 100.00	AA+	2,407,834
5,040	2.500%, 6/15/55 (UB) (4)	6/31 at 100.00	AA+	4,750,654
5,350	San Rafael Elementary School District, Marin County, California, General Obligation Bonds, Series 2005C, 0.000%, 8/01/30 – NPFG Insured	No Opt. Call	AA	4,597,522
5,325	Sunnyvale Financing Authority, California, Lease Revenue Bonds, Civic Center Project, Green Series 2020, 2.500%, 4/01/52 (UB) (4)	4/30 at 100.00	AA+	5,199,277
275	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	304,961
5,000	Temecula Valley Unified School District, California, General Obligation Bonds, Series 2021D, 3.000%, 8/01/47 (UB) (4)	8/29 at 100.00	Aa1	5,304,200
34

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 5,250	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Refunding Sacramento County Tobacco Securitization Corporation Series 2021A Class 1, 4.000%, 6/01/49	12/30 at 100.00	BBB+	$6,122,025
20,385	University of California, General Revenue Bonds, Limited Project Series 2021Q, 3.000%, 5/15/51 (UB) (4)	5/31 at 100.00	AA-	21,549,799
1,360	University of California, General Revenue Bonds, Taxable Series 2021BI, 1.372%, 5/15/28	No Opt. Call	AA	1,339,097
3,500	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017, 5.000%, 1/01/47	1/28 at 100.00	BBB	4,112,955
5,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31 – AGC Insured	8/26 at 100.00	AA	6,135,250
3,520	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2021A-1, 3.000%, 8/01/46 – AGM Insured (UB) (4)	8/31 at 100.00	AAA	3,688,819
	Westminster School District, Orange County, California, General Obligation Bonds, Series 2009-A1:
2,485	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA	2,381,102
1,405	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA	1,290,127
2,920	0.000%, 8/01/29 – AGC Insured	No Opt. Call	AA	2,614,451
	William S Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017:
1,425	5.000%, 9/01/42	9/26 at 100.00	N/R	1,616,876
1,205	5.000%, 9/01/47	9/26 at 100.00	N/R	1,359,300
7,505	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series 2007A, 0.000%, 8/01/30 – NPFG Insured	No Opt. Call	Aa2	6,489,123
11,250	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (5)	No Opt. Call	Aa2	11,313,000
1,430,133	Total California			1,472,532,513
	Colorado – 5.1%
2,500	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A, 5.125%, 12/01/48	12/23 at 103.00	N/R	2,676,700
880	Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/40	9/25 at 103.00	N/R	962,878
17,840	Auroroa, Colorado, Water Revenue Bonds, Refunding First Lien Green Series 2016, 5.000%, 8/01/41 (Pre-refunded 8/01/26)	8/26 at 100.00	AA+ (7)	21,614,766
	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A:
500	4.000%, 12/01/29	9/24 at 103.00	N/R	530,235
1,310	5.000%, 12/01/39	9/24 at 103.00	N/R	1,402,617
1,350	5.000%, 12/01/48	9/24 at 103.00	N/R	1,434,902
575	Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-3, 0.000%, 12/01/49, 144A	6/25 at 99.64	N/R	478,814
500	Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.125%, 12/01/48	6/24 at 103.00	N/R	542,005
35

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 750	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	$818,153
500	Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado, Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39	11/21 at 100.00	N/R	500,570
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
7,000	5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	7,402,010
9,000	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	9,445,860
1,890	Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 6.500%, 12/01/47	12/22 at 103.00	N/R	1,979,945
1,450	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc K-8 Facility Project, Series 2013, 5.000%, 6/01/26	6/23 at 100.00	A+	1,549,514
2,065	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	11/21 at 100.00	BB+	2,071,422
3,040	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB+	3,310,408
15,915	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2021A, 3.000%, 11/15/51 (UB) (4)	11/31 at 100.00	AA	16,792,871
6,570	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018B, 5.000%, 11/15/48 (Mandatory Put 11/20/25)	No Opt. Call	AA	7,776,318
1,400	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37	1/24 at 102.00	N/R	1,505,140
18,055	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	20,480,870
4,775	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44	8/29 at 100.00	BBB+	5,816,762
12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc, Refunding Series 2012A, 5.000%, 12/01/33 (Pre-refunded 12/01/22)	12/22 at 100.00	A- (7)	12,667,440
725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (7)	789,569
6,155	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, 5.000%, 6/01/45 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (7)	7,169,959
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34	9/25 at 100.00	Baa1	3,271,260
1,750	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46	12/23 at 103.00	N/R	1,886,378
8,000	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2018N, 5.000%, 3/15/38	3/28 at 100.00	Aa2	9,724,720
1,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	1,073,060
850	Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales Tax Supported Revenue Bonds, Series 2019, 4.000%, 12/01/29	12/24 at 103.00	N/R	885,071
36

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 500	Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.000%, 12/01/39	3/25 at 103.00	N/R	$544,865
5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.250%, 11/15/43 (AMT)	11/23 at 100.00	A+	5,477,100
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
4,000	5.000%, 12/01/26 (AMT)	No Opt. Call	A+	4,828,360
10,510	5.000%, 12/01/34 (AMT)	12/28 at 100.00	A+	12,884,840
13,390	5.000%, 12/01/35 (AMT)	12/28 at 100.00	A+	16,389,494
19,500	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Current Interest Series 2018A-1, 5.000%, 8/01/48	8/26 at 100.00	AA-	22,717,110
15,750	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Series 2021A, 4.000%, 8/01/51	8/31 at 100.00	AA-	18,374,265
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
2,250	5.000%, 12/01/26	No Opt. Call	Baa2	2,693,340
3,130	5.000%, 12/01/30	12/26 at 100.00	Baa2	3,662,820
3,310	5.000%, 12/01/31	12/26 at 100.00	Baa2	3,861,247
5,005	5.000%, 12/01/33	12/26 at 100.00	Baa2	5,809,303
565	5.000%, 12/01/34	12/26 at 100.00	Baa2	653,637
	DIATC Metropolitan District, Commerce City, Adams County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2019:
505	5.000%, 12/01/39, 144A	9/24 at 103.00	N/R	546,087
500	5.000%, 12/01/49, 144A	9/24 at 103.00	N/R	537,445
11,555	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/24 – NPFG Insured	No Opt. Call	A	11,364,342
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
20	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	17,747
395	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	340,494
20	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	16,337
25	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	19,869
9,890	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 – NPFG Insured	No Opt. Call	A	9,225,886
1,160	El Paso County School District 49 Falcon, Colorado, Certificates of Participation, Series 2015, 5.000%, 12/15/28	12/25 at 100.00	Aa3	1,358,604
1,035	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/45	12/21 at 103.00	N/R	1,069,227
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
1,957	5.250%, 12/01/24	No Opt. Call	N/R	2,069,273
1,365	6.000%, 12/01/38	12/24 at 100.00	N/R	1,409,130
37

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Fossil Ridge Metropolitan District 3, Lakewood, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2020:
$ 1,000	2.250%, 12/01/38 – BAM Insured	12/30 at 100.00	AA	$988,540
750	2.375%, 12/01/39 – BAM Insured	12/30 at 100.00	AA	750,555
	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A:
3,000	4.625%, 12/01/29, 144A	6/24 at 103.00	N/R	3,224,970
3,160	5.125%, 12/01/38, 144A	6/24 at 103.00	N/R	3,399,970
2,240	5.375%, 12/01/49, 144A	6/24 at 103.00	N/R	2,409,680
	Grand Junction, Colorado, General Fund Revenue Bonds, Improvement Series 2020B:
3,300	4.000%, 3/01/45	3/30 at 100.00	AA	3,847,107
1,975	4.000%, 3/01/49	3/30 at 100.00	AA	2,293,646
845	Green Valley Ranch East Metropolitan District 6, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.875%, 12/01/50	9/25 at 103.00	N/R	931,917
2,000	Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49	3/25 at 103.00	N/R	2,173,540
4,000	Independence Water & Sanitation District, Elbert County, Colorado, Special Revenue Bonds, Series 2019, 7.250%, 12/01/38	6/24 at 103.00	N/R	4,314,320
1,735	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%, 12/15/50	12/23 at 103.00	N/R	1,860,267
9,265	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.375%, 12/01/46	12/21 at 103.00	N/R	9,569,355
	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A:
1,695	5.125%, 12/01/37	12/23 at 103.00	N/R	1,812,447
1,945	5.250%, 12/01/47	12/23 at 103.00	N/R	2,073,039
2,145	Metropolitan State University of Denver, Colorado, Institutional Enterprise Revenue Bonds, Aerospace and Engineering Sciences Building Project, Series 2016, 5.000%, 12/01/45	12/25 at 100.00	Aa2	2,473,614
1,470	Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49	3/25 at 103.00	N/R	1,583,852
	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019:
4,950	5.000%, 12/01/39	12/24 at 103.00	N/R	5,409,607
15,845	5.000%, 12/01/49	12/24 at 103.00	N/R	17,179,783
620	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	A	702,218
3,500	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/46 – AGM Insured	12/29 at 100.00	AA	4,073,755
830	Parkdale Community Authority, Erie, Colorado, Limited Tax Supported Revenue Bonds, District 1, Series 2020A, 5.000%, 12/01/40	9/25 at 103.00	N/R	903,223
6,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30, 144A	12/22 at 100.00	N/R	6,442,758
38

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 2,810	Prairie Center Metropolitan District No 3, Brighton, Colorado, Special Revenue Bonds, Park and Recreation Improvements Series 2018, 5.125%, 12/15/42	12/23 at 103.00	N/R	$3,002,682
4,250	Prairie Center Metropolitan District No 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A, 5.000%, 12/15/41, 144A	12/26 at 100.00	N/R	4,614,650
2,500	Prairie Farm Metropolitan District, In the City of Commerce City, Adams County, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Bonds, Series 2018A, 5.250%, 12/01/48	12/22 at 103.00	N/R	2,661,575
13,580	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38	No Opt. Call	AA-	20,708,142
2,170	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28	No Opt. Call	AA-	2,727,907
1,300	Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A	12/30 at 100.00	N/R	1,473,004
1,175	Raindance Metropolitan District 1, Acting by and through its Water Activity Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.000%, 12/01/40	12/25 at 103.00	N/R	1,281,185
	Rampart Range Metropolitan District 5, Lone Tree, Douglas County, Colorado, Limited Tax Supported and Special Revenue Bonds, Series 2021:
1,000	4.000%, 12/01/41 (WI/DD, Settling 10/05/21)	10/26 at 102.00	N/R	1,019,550
775	4.000%, 12/01/51 (WI/DD, Settling 10/05/21)	10/26 at 102.00	N/R	784,192
	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A:
1,750	4.000%, 7/15/35	1/31 at 100.00	A-	2,089,937
1,350	3.000%, 7/15/37	1/31 at 100.00	A-	1,428,719
1,000	4.000%, 7/15/39	No Opt. Call	A-	1,284,870
1,000	4.000%, 7/15/40	No Opt. Call	A-	1,290,900
500	Settler's Crossing Metropolitan District 1, Lakewood, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/40, 144A	9/25 at 103.00	N/R	545,545
2,380	South Sloans Lake Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019, 4.000%, 12/01/44 – AGM Insured	12/29 at 100.00	AA	2,693,232
	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A:
555	4.000%, 12/01/29	12/24 at 103.00	N/R	601,026
500	5.000%, 12/01/38	12/24 at 103.00	N/R	546,905
575	Sterling Hills West Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 5.000%, 12/01/39	12/27 at 100.00	A3	679,006
1,310	Thompson Crossing Metropolitan District 4, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2019, 5.000%, 12/01/49	9/24 at 103.00	N/R	1,407,726
	Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2019A:
1,860	4.375%, 12/01/30	9/24 at 103.00	N/R	1,988,693
2,070	5.000%, 12/01/39	9/24 at 103.00	N/R	2,232,267
3,640	5.000%, 12/01/49	9/24 at 103.00	N/R	3,898,840
39

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 5,585	Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Convertible to Unlimited Tax Refunding Subordinate Series 2019, 3.250%, 12/15/50 – AGM Insured	12/24 at 103.00	AA	$6,017,335
	Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019:
500	5.125%, 12/01/34	12/23 at 103.00	N/R	539,985
2,000	5.375%, 12/01/39	12/23 at 103.00	N/R	2,161,680
5,000	5.500%, 12/01/48	12/23 at 103.00	N/R	5,393,200
3,500	Westerly Metropolitan District 4, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50	3/26 at 103.00	N/R	3,819,375
2,700	Willow Springs Ranch Metropolitan District, Monument, El Paso County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	2,900,475
3,000	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51	9/26 at 103.00	N/R	2,981,640
385,587	Total Colorado			433,623,445
	Connecticut – 0.5%
3,065	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State University System, Series 2019Q-2, 5.000%, 11/01/30	11/29 at 100.00	Aa3	3,945,820
860	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc Project, Series 2016A, 5.000%, 9/01/53, 144A	9/26 at 100.00	BB	949,913
4,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A, 3.000%, 7/01/39 – AGM Insured	7/29 at 100.00	AA	4,733,325
11,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45	6/26 at 100.00	AA-	12,990,010
4,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Obligated Group, Series 2021A, 4.000%, 7/01/51 (UB) (4)	7/31 at 100.00	N/R	4,559,280
1,675	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2015A, 5.000%, 8/01/35	8/25 at 100.00	AA-	1,939,081
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2020A:
2,500	4.000%, 5/01/36	5/30 at 100.00	AA-	2,970,475
2,550	4.000%, 5/01/39	5/30 at 100.00	AA-	2,999,284
6,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	7,444,775
36,650	Total Connecticut			42,531,963
	Delaware – 0.2%
1,000	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc Project, Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	BB	1,094,040
	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center Project, Series 2018:
1,905	4.375%, 6/01/48	12/28 at 100.00	BBB	2,156,346
8,300	5.000%, 6/01/48	12/28 at 100.00	BBB	9,824,876
40

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Delaware (continued)
$ 600	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation - Dover LLC Delaware State University Project, Series 2018A, 5.000%, 7/01/58	1/28 at 100.00	BB-	$ 666,732
11,805	Total Delaware			13,741,994
	District of Columbia – 0.8%
	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Subordinate Lien Green Series 2019A:
440	5.000%, 10/01/38	10/29 at 100.00	AA+	561,224
1,100	5.000%, 10/01/39	10/29 at 100.00	AA+	1,401,686
1,355	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Subordinate Lien Series 2019B, 5.000%, 10/01/37	10/29 at 100.00	AA+	1,729,834
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
480	4.000%, 10/01/35	10/29 at 100.00	A-	554,774
1,635	4.000%, 10/01/38	10/29 at 100.00	A-	1,873,923
8,100	4.000%, 10/01/49 (UB) (4)	10/29 at 100.00	A-	9,097,839
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	A-	10,209,500
3,745	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/31 – AGC Insured	No Opt. Call	AA	3,080,674
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A:
8,470	5.000%, 10/01/33 (AMT)	10/28 at 100.00	Aa3	10,537,442
3,000	5.000%, 10/01/34 (AMT)	10/28 at 100.00	Aa3	3,722,070
3,000	5.000%, 10/01/35 (AMT)	10/28 at 100.00	Aa3	3,716,790
3,500	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2019A, 5.000%, 10/01/34 (AMT)	10/29 at 100.00	Aa3	4,411,155
6,500	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2021A, 4.000%, 10/01/51 (AMT) (UB) (4)	10/31 at 100.00	Aa3	7,517,315
	Washington Convention and Sports Authority, Washington DC, Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021B:
765	4.000%, 10/01/33	10/30 at 100.00	AA	915,927
1,145	4.000%, 10/01/34	10/30 at 100.00	AA	1,367,176
1,175	4.000%, 10/01/35	10/30 at 100.00	AA	1,400,471
1,260	4.000%, 10/01/36	10/30 at 100.00	AA	1,497,409
1,120	4.000%, 10/01/37	10/30 at 100.00	AA	1,326,920
1,145	4.000%, 10/01/39	10/30 at 100.00	AA	1,348,501
57,935	Total District of Columbia			66,270,630
41

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida – 7.6%
$ 24,445	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Shands Teaching Hospital & Clinics, Inc at the University of Florida Project, Series 2019A, 4.000%, 12/01/49	12/29 at 100.00	A	$28,002,236
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
300	5.000%, 11/15/23	No Opt. Call	BBB	325,626
2,300	5.000%, 11/15/28	11/23 at 100.00	BBB	2,467,831
415	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	11/21 at 100.00	N/R	415,386
5,530	Broward County, Florida, Airport System Revenue Bonds, Series 2019A, 4.000%, 10/01/49 (AMT)	10/29 at 100.00	A1	6,263,057
	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019A:
4,345	5.000%, 9/01/44	9/29 at 100.00	A1	5,377,589
9,735	5.000%, 9/01/49	9/29 at 100.00	A1	11,978,528
	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B:
2,250	4.000%, 9/01/37 (AMT) (UB) (4)	9/29 at 100.00	A1	2,584,980
9,870	4.000%, 9/01/39 (AMT) (UB) (4)	9/29 at 100.00	A1	11,287,135
	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020:
1,085	5.000%, 12/15/35, 144A	7/26 at 100.00	N/R	1,181,934
245	5.000%, 12/15/40, 144A	7/26 at 100.00	N/R	264,958
8,450	5.000%, 12/15/50, 144A	7/26 at 100.00	N/R	9,049,105
2,845	5.000%, 12/15/55, 144A	7/26 at 100.00	N/R	3,040,252
	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments Project, Series 2015A:
1,500	4.750%, 7/01/40	7/25 at 100.00	CCC+	1,336,380
1,380	5.000%, 7/01/50	7/25 at 100.00	CCC+	1,223,784
15,660	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A (8), (9)	6/28 at 100.00	N/R	8,574,007
	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A:
500	4.000%, 6/15/29, 144A	6/26 at 100.00	N/R	532,800
565	5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	616,466
610	5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	658,556
7,060	Central Florida Expressway Authority, Revenue Bonds, Refunding Senior Lien Series 2016B, 4.000%, 7/01/39	7/26 at 100.00	A+	7,859,404
	Central Florida Expressway Authority, Revenue Bonds, Refunding Senior Lien Series 2021:
2,090	4.000%, 7/01/34 – AGM Insured	7/31 at 100.00	AA	2,556,363
375	4.000%, 7/01/37 – AGM Insured	7/31 at 100.00	AA	454,054
1,000	4.000%, 7/01/38 – AGM Insured	7/31 at 100.00	AA	1,206,530
1,015	4.000%, 7/01/39 – AGM Insured	7/31 at 100.00	AA	1,221,157
6,130	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49, 144A (AMT)	10/27 at 100.00	N/R	6,729,575
42

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,125	Cityplace Community Development District, Florida, Special Assessement and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	No Opt. Call	A	$1,263,240
1,000	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	1,092,320
10,000	County of Miami-Dade FL Water & Sewer System Revenue, Florida, Revenue Bonds, 4.000%, 10/01/51 (UB) (4)	10/31 at 100.00	A+	11,594,200
	Escambia County Health Facilities Authority, Florida, Health Care Facilities Revenue Bonds, Baptist Health Care Corporation Obligated, Series 2020A:
3,145	4.000%, 8/15/45	2/30 at 100.00	BBB+	3,551,994
2,235	4.000%, 8/15/45 – AGM Insured (UB) (4)	2/30 at 100.00	AA	2,583,124
17,750	4.000%, 8/15/50	2/30 at 100.00	BBB+	19,813,792
2,885	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.750%, 6/15/42 (Pre-refunded 12/15/21)	12/21 at 100.00	N/R (7)	2,957,096
2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C, 5.750%, 7/01/47, 144A	7/27 at 101.00	N/R	2,247,380
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Mater Academy Projects, Series 2020A:
1,070	5.000%, 6/15/50, 144A	6/27 at 100.00	BBB	1,217,671
1,700	5.000%, 6/15/55, 144A	6/27 at 100.00	BBB	1,928,871
1,570	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	1,756,328
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2012A:
225	5.500%, 6/15/22, 144A	No Opt. Call	N/R	228,220
500	6.000%, 6/15/32, 144A	6/22 at 100.00	N/R	512,170
1,100	6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	1,123,705
2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2013A, 8.500%, 6/15/44 (Pre-refunded 6/15/23)	6/23 at 100.00	N/R (7)	2,271,880
1,500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2014A, 6.125%, 6/15/44	6/24 at 100.00	N/R	1,620,090
315	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2020C, 5.000%, 9/15/50, 144A	9/27 at 100.00	N/R	347,272
83,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49, 144A (AMT)	1/24 at 107.00	N/R	90,376,161
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A:
37,800	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	11/21 at 104.00	N/R	38,619,504
2,000	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	11/21 at 104.00	N/R	2,038,820
43

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1:
$ 450	4.500%, 6/01/33, 144A	6/28 at 100.00	N/R	$528,156
1,450	4.750%, 6/01/38, 144A	6/28 at 100.00	N/R	1,703,315
6,800	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A, 5.000%, 4/01/27 (Pre-refunded 4/01/22)	4/22 at 100.00	A- (7)	6,961,296
11,185	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Refunding Series 2020A, 3.000%, 12/01/48 (UB) (4)	12/30 at 100.00	A2	11,676,916
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Series 2012A:
1,210	5.000%, 12/01/30 (Pre-refunded 12/01/22)	12/22 at 100.00	A2 (7)	1,277,300
1,000	5.000%, 12/01/31 (Pre-refunded 12/01/22)	12/22 at 100.00	A2 (7)	1,055,620
3,000	5.000%, 12/01/37 (Pre-refunded 12/01/22)	12/22 at 100.00	A2 (7)	3,166,860
840	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	891,358
3,130	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44 (AMT)	10/24 at 100.00	Aa3	3,514,865
	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A:
2,000	4.000%, 8/01/45	2/31 at 100.00	A	2,314,620
4,985	4.000%, 8/01/50	2/31 at 100.00	A	5,722,431
10,000	3.500%, 8/01/55 (UB) (4)	2/31 at 100.00	A	10,738,300
16,780	4.000%, 8/01/55	2/31 at 100.00	A	19,111,916
6,500	Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks Rehabilitation, Series 2020, 4.000%, 11/01/45	11/29 at 100.00	A	7,355,725
	Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A:
6,285	5.250%, 10/01/42	10/27 at 100.00	AA	7,789,943
3,930	5.250%, 10/01/47	10/27 at 100.00	AA	4,849,895
	JEA, Florida, Water and Sewer System Revenue Bonds, Series 2021A:
2,510	4.000%, 10/01/38	10/31 at 100.00	AA+	3,058,686
870	4.000%, 10/01/39	10/31 at 100.00	AA+	1,057,102
4,285	3.000%, 10/01/40	10/31 at 100.00	AA+	4,653,167
2,885	3.000%, 10/01/41	10/31 at 100.00	AA+	3,123,128
555	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	11/21 at 100.00	BB-	556,060
	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
875	5.500%, 6/15/32	6/22 at 100.00	BB-	890,365
1,375	5.750%, 6/15/42	6/22 at 100.00	BB-	1,396,986
6,875	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2015, 5.000%, 11/15/45 (Pre-refunded 11/15/24)	11/24 at 100.00	N/R (7)	7,864,175
44

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Series 2021B:
$ 3,850	4.000%, 11/15/46	11/31 at 100.00	A-	$4,408,481
14,225	3.000%, 11/15/51	11/31 at 100.00	A-	14,508,077
5,210	4.000%, 11/15/51	11/31 at 100.00	A-	5,928,042
6,340	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	AA	6,944,012
7,405	Miami Beach, Florida, Stormwater Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/47	9/22 at 100.00	AA-	7,688,315
860	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Nicklaus Children's Hospital, Refunding Series 2017, 5.000%, 8/01/36	8/27 at 100.00	A+	1,030,538
12,195	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/38 (AMT)	10/25 at 100.00	A	14,083,152
	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2020A:
2,250	4.000%, 10/01/38	10/30 at 100.00	A	2,646,720
1,750	4.000%, 10/01/40	10/30 at 100.00	A	2,048,515
	Miami-Dade County, Florida, General Obligation Bonds, Public Health Trust Program Series 2018A:
6,990	5.000%, 7/01/46	7/29 at 100.00	AA	8,697,937
7,575	5.000%, 7/01/47	7/29 at 100.00	AA	9,417,694
6,000	Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series 2021A-1, 4.000%, 10/01/45 – AGM Insured (AMT) (UB) (4)	10/31 at 100.00	N/R	6,928,680
	Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Subordinate Series 2021B-1:
4,000	4.000%, 10/01/46 (AMT) (UB) (4)	10/31 at 100.00	N/R	4,608,680
5,375	4.000%, 10/01/50 (AMT) (UB) (4)	10/31 at 100.00	N/R	6,169,210
22,160	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42 (Pre-refunded 10/01/22)	10/22 at 100.00	AA- (7)	23,231,214
	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2021:
13,500	3.000%, 10/01/51	4/31 at 100.00	AA-	14,369,535
7,750	3.000%, 10/01/51 (UB) (4)	4/31 at 100.00	AA-	8,249,177
7,500	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc, Series 2019A, 5.000%, 10/01/47	4/29 at 100.00	A+	9,145,200
325	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/49	10/29 at 100.00	BBB+	400,215
	Pinellas County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc, Project, Series 2019:
560	5.000%, 7/01/29	No Opt. Call	N/R	626,534
180	5.000%, 7/01/39	7/29 at 100.00	N/R	204,964
5,095	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperatice, Inc Project, Refunding Series 2018B, 5.000%, 3/15/42	5/28 at 100.00	A-	6,063,967
1,002	Riverbend West Community Development District, Hilsborough County, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	1,088,593
45

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Seminole County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A:
$ 5,000	5.250%, 11/15/39	11/26 at 103.00	N/R	$5,524,350
1,015	5.500%, 11/15/49	11/26 at 103.00	N/R	1,123,097
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
5,000	5.000%, 8/15/31	8/27 at 100.00	AA-	6,134,250
3,655	5.000%, 8/15/47	8/27 at 100.00	AA-	4,427,411
500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/29	1/24 at 100.00	A-	546,380
	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Series 2020A:
13,442	0.000%, 9/01/45	9/30 at 54.56	A+	5,775,086
29,185	0.000%, 9/01/49	9/30 at 46.08	A+	10,503,098
18,422	0.000%, 9/01/53	9/30 at 38.62	A+	5,517,573
35	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	35,968
	Tampa, Florida, Revenue Bonds, H Lee Moffitt Cancer Center and Research Institute, Series 2020B:
440	4.000%, 7/01/38	7/30 at 100.00	A2	511,729
445	4.000%, 7/01/45	7/30 at 100.00	A2	506,450
12,685	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series 2017B, 4.000%, 7/01/42	7/28 at 100.00	A+	14,390,118
210	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (5)	5/22 at 100.00	N/R	187,110
170	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (8)	11/21 at 100.00	N/R	2
475	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (8)	11/21 at 100.00	N/R	5
435	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (5)	11/21 at 100.00	N/R	434,004
270	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (5)	11/21 at 100.00	N/R	208,918
290	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (8)	11/21 at 100.00	N/R	3
250	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1, 6.125%, 5/01/42	5/22 at 100.00	N/R	254,720
1,490	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34	5/22 at 100.00	N/R	1,512,812
	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Refunding Series 2017:
2,380	5.000%, 10/15/42	10/27 at 100.00	A+	2,831,605
3,000	5.000%, 10/15/47	10/27 at 100.00	A+	3,546,120
46

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 13,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc Project, Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A-	$14,775,280
	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
470	5.125%, 5/01/36	5/28 at 100.00	N/R	519,820
930	5.500%, 5/01/46	5/28 at 100.00	N/R	1,040,410
637,686	Total Florida			652,403,487
	Georgia – 0.8%
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
2,500	6.750%, 1/01/35	1/28 at 100.00	N/R	1,887,700
1,000	7.000%, 1/01/40	1/28 at 100.00	N/R	752,910
2,000	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/40 (AMT)	7/29 at 100.00	Aa3	2,287,840
5,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2021A, 4.000%, 2/15/51	2/31 at 100.00	A	5,683,900
16,925	Geo L Smith II Georgia World Congress Center Authority, Georgia, Convention Center Hotel Revenue Bonds, First Tier Series 2021A, 4.000%, 1/01/54	1/31 at 100.00	BBB-	19,212,921
	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A:
1,250	5.000%, 1/01/35	7/28 at 100.00	A	1,529,225
700	5.000%, 1/01/36	7/28 at 100.00	A	854,588
770	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993BB, 5.250%, 1/01/25 – NPFG Insured	No Opt. Call	A1	835,781
10,000	Georgia State Road and Tollway Authority, Guaranteed Revenue Bonds, Series 2021A, 3.000%, 7/15/49 (UB) (4)	7/31 at 100.00	AAA	10,742,900
	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2007A:
960	5.000%, 3/15/22	No Opt. Call	A+	979,373
1,000	5.500%, 9/15/28	No Opt. Call	A+	1,265,300
5,000	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2016A, 5.000%, 1/01/28	7/26 at 100.00	A2	5,938,600
	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2020B:
1,000	4.000%, 9/01/38	9/30 at 100.00	AA	1,197,470
2,000	4.000%, 9/01/39	9/30 at 100.00	AA	2,388,640
2,000	4.000%, 9/01/40	9/30 at 100.00	AA	2,383,320
13,120	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	A+	14,166,320
65,225	Total Georgia			72,106,788
47

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam – 0.1%
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2021F Forward Delivery:
$ 885	5.000%, 1/01/30 (WI/DD, Settling 10/07/21)	No Opt. Call	Ba1	$1,108,259
885	5.000%, 1/01/31 (WI/DD, Settling 10/07/21)	No Opt. Call	Ba1	1,130,269
2,065	4.000%, 1/01/36 (WI/DD, Settling 10/07/21)	1/31 at 100.00	Ba1	2,387,367
2,020	4.000%, 1/01/42 (WI/DD, Settling 10/07/21)	1/31 at 100.00	Ba1	2,261,612
1,020	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31 (Pre-refunded 1/01/22)	1/22 at 100.00	BB (7)	1,031,567
	Guam AB Won Pat International Airport Authority, Revenue Bonds, Series 2013C:
835	6.375%, 10/01/43 (Pre-refunded 10/01/23) (AMT)	10/23 at 100.00	Baa2 (7)	933,338
775	6.375%, 10/01/43 (AMT)	10/23 at 100.00	Baa2	842,526
1,475	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A, 5.000%, 1/01/50	7/30 at 100.00	A-	1,781,741
9,960	Total Guam			11,476,679
	Hawaii – 0.1%
1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	AA-	1,622,160
1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB	1,076,010
4,545	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (AMT)	7/25 at 100.00	A+	5,212,206
7,045	Total Hawaii			7,910,376
	Idaho – 0.2%
	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016:
2,300	3.500%, 9/01/33	9/26 at 100.00	BB+	2,387,423
205	5.000%, 9/01/37	9/26 at 100.00	BB+	233,011
	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2018A:
2,435	5.000%, 3/01/36	9/28 at 100.00	A-	2,990,740
2,250	5.000%, 3/01/37	9/28 at 100.00	A-	2,756,903
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2021A:
1,290	4.000%, 7/15/38	7/31 at 100.00	A+	1,539,447
1,000	4.000%, 7/15/39	7/31 at 100.00	A+	1,189,980
2,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Idaho Arts Charter School, Inc Project, Refunding Series 2016A, 5.000%, 12/01/38	12/26 at 100.00	BBB-	2,278,800
11,480	Total Idaho			13,376,304
	Illinois – 7.4%
1,330	Adams County School District 172, Quincy, Illinois, General Obligation Bonds, School Series 2017, 5.000%, 2/01/36 – AGM Insured	2/27 at 100.00	AA	1,577,207
48

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Bensenville, Illinois, General Obligation Bonds, Series 2011A:
$ 1,295	5.000%, 12/15/30 – AGM Insured (Pre-refunded 12/15/21)	12/21 at 100.00	AA (7)	$1,307,238
705	5.000%, 12/15/30 – AGM Insured (Pre-refunded 12/15/21)	12/21 at 100.00	AA (7)	711,803
1,275	Champaign, Illinois, General Obligation Sales Tax Bonds, Public Safety Series 1999, 8.250%, 1/01/22 – FGIC Insured	No Opt. Call	Baa2	1,298,320
67,800	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	82,421,748
625	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A, 5.000%, 12/01/42	12/22 at 100.00	BB	649,200
1,215	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39	12/24 at 100.00	BB	1,346,220
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2012B:
4,540	5.000%, 12/01/34	12/22 at 100.00	BB	4,730,090
3,000	4.000%, 12/01/35	12/22 at 100.00	BB	3,081,180
2,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34	12/27 at 100.00	BB	2,390,920
35,090	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB	42,392,580
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2021A:
4,000	5.000%, 12/01/35	12/30 at 100.00	BB	5,008,680
2,000	5.000%, 12/01/41	12/30 at 100.00	BB	2,466,040
3,475	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Refunding Series 2007B, 5.250%, 12/01/35	No Opt. Call	AAA	5,017,691
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A:
1,250	5.000%, 12/01/45 (UB) (4)	12/29 at 100.00	A+	1,535,112
2,220	4.000%, 12/01/50 (UB) (4)	12/29 at 100.00	A+	2,530,489
1,815	5.000%, 12/01/55 (UB) (4)	12/29 at 100.00	A+	2,198,183
2,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40 (Pre-refunded 12/01/21)	12/21 at 100.00	AA (7)	2,117,115
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014:
5,000	5.250%, 12/01/49	12/24 at 100.00	AA	5,718,600
12,500	5.250%, 12/01/49 (UB) (4)	12/24 at 100.00	AA	14,296,500
1,270	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	1,308,151
7,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2012B, 5.000%, 1/01/31 (Pre-refunded 1/01/22) (AMT)	1/22 at 100.00	A (7)	7,081,060
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2020A:
2,390	4.000%, 1/01/35	1/30 at 100.00	A	2,816,448
5,000	4.000%, 1/01/36	1/30 at 100.00	A	5,864,650
3,000	4.000%, 1/01/38	1/30 at 100.00	A	3,500,520
49

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 3,180	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2015C, 5.000%, 1/01/46 (AMT)	1/25 at 100.00	A	$3,587,104
900	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.000%, 1/01/35	1/24 at 100.00	BBB+	967,365
8,805	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB+	10,800,653
920	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.500%, 1/01/33	1/25 at 100.00	BBB+	1,039,066
13,760	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D, 5.500%, 1/01/40	1/25 at 100.00	BBB+	15,495,136
	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
400	5.250%, 1/01/35	11/21 at 100.00	BBB+	403,744
5,660	5.000%, 1/01/40	11/21 at 100.00	BBB+	5,712,978
1,000	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	1/22 at 100.00	BBB+	1,009,270
7,545	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E, 5.500%, 1/01/42	1/25 at 100.00	BBB+	8,480,052
1,320	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/25	1/22 at 100.00	BBB+	1,333,530
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
2,260	5.000%, 1/01/24	No Opt. Call	BBB+	2,477,141
935	5.000%, 1/01/25	No Opt. Call	BBB+	1,058,476
2,500	5.000%, 1/01/29	1/26 at 100.00	BBB+	2,880,725
705	5.000%, 1/01/35	1/26 at 100.00	BBB+	805,082
2,175	5.000%, 1/01/38	1/26 at 100.00	BBB+	2,482,806
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A:
50	5.000%, 1/01/27	No Opt. Call	BBB+	59,785
6,000	5.000%, 1/01/30	No Opt. Call	BBB+	7,607,580
2,200	Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%, 1/01/39	1/25 at 100.00	BBB+	2,478,850
715	Chicago, Illinois, General Obligation Bonds, Variable Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	BBB+	803,610
3,000	Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien Series 2014A, 5.000%, 1/01/31 (AMT)	1/24 at 100.00	A	3,291,660
7,595	DuPage County, Illinois, Revenue Bonds, Morton Arboretum Project, Green Series 2020, 3.000%, 5/15/47	5/30 at 100.00	A1	7,756,698
5,000	Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Refunding Series 2018A, 4.125%, 5/15/47	11/28 at 100.00	A	5,672,500
	Illinois Finance Authority, Health Services Facility Lease Revenue Bonds, Provident Group - UIC Surgery Center, LLC - University of Illinois Health Services Facility Project, Series 2020:
2,450	4.000%, 10/01/40	10/30 at 100.00	BBB+	2,809,096
3,140	4.000%, 10/01/50	10/30 at 100.00	BBB+	3,513,534
1,450	4.000%, 10/01/55	10/30 at 100.00	BBB+	1,615,169
2,195	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 5.000%, 9/01/34 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (7)	2,490,754
50

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 3,895	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 4.250%, 5/15/43 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (7)	$3,987,545
10,810	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/40	6/26 at 100.00	A3	12,678,941
	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Series 2020A:
1,645	5.000%, 8/15/32	8/30 at 100.00	AA-	2,143,205
1,250	5.000%, 8/15/33	8/30 at 100.00	AA-	1,620,687
9,780	3.250%, 8/15/49 (UB) (4)	8/30 at 100.00	AA-	10,599,955
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Refunding Series 2021A, 3.000%, 7/15/40	7/31 at 100.00	AA+	5,320,700
10,715	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/45	11/25 at 100.00	A	12,396,719
10,000	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2020A, 3.000%, 5/15/50 (UB) (4)	11/30 at 100.00	A	10,485,400
895	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 5.500%, 7/01/28	7/23 at 100.00	A-	951,761
20	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 4.000%, 11/15/39	5/25 at 100.00	AA-	21,741
1,105	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35	8/25 at 100.00	A3	1,273,391
	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed Period Series 2021A:
4,300	4.000%, 8/15/40	8/31 at 100.00	AA-	5,093,823
4,210	4.000%, 8/15/41	8/31 at 100.00	AA-	4,972,347
29,145	3.000%, 8/15/48 (UB) (4)	8/31 at 100.00	AA-	30,697,263
17,275	Illinois Housing Development Authority, Housing Revenue Bonds, MBS Pass Through Program, Series 2017A, 3.125%, 2/01/47	3/26 at 100.00	Aaa	18,419,610
4,000	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized - Lifelink Developments, Series 2006, 4.850%, 4/20/41 (AMT) (UB) (4)	6/21 at 100.00	AA+	4,007,120
7,335	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%, 6/15/31 – AGM Insured	6/24 at 100.00	AA	8,072,608
	Illinois State, General Obligation Bonds, December Series 2017A:
5,000	5.000%, 12/01/24	No Opt. Call	BBB	5,679,600
1,560	5.000%, 12/01/32	12/27 at 100.00	BBB	1,854,216
3,725	Illinois State, General Obligation Bonds, June Series 2016, 4.000%, 6/01/36	6/26 at 100.00	BBB	4,087,293
7,985	Illinois State, General Obligation Bonds, March Series 2012, 5.000%, 3/01/31	3/22 at 100.00	BBB	8,128,890
	Illinois State, General Obligation Bonds, March Series 2021A:
2,250	4.000%, 3/01/38	3/31 at 100.00	BBB	2,588,062
1,300	4.000%, 3/01/40	3/31 at 100.00	BBB	1,486,537
11,065	Illinois State, General Obligation Bonds, May Series 2020, 5.750%, 5/01/45	5/30 at 100.00	BBB	14,013,933
51

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, November Series 2017D:
$ 11,625	5.000%, 11/01/27	No Opt. Call	BBB	$14,169,364
3,000	5.000%, 11/01/28	11/27 at 100.00	BBB	3,628,800
	Illinois State, General Obligation Bonds, Refunding September Series 2018A:
2,000	5.000%, 10/01/28	No Opt. Call	BBB	2,470,360
3,500	5.000%, 10/01/33	10/28 at 100.00	BBB	4,221,630
500	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/27	3/22 at 100.00	BBB	509,390
1,440	Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/28	7/23 at 100.00	BBB	1,547,957
12,500	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2020A, 5.000%, 1/01/45	1/31 at 100.00	AA-	15,720,750
875	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BBB+	903,805
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
1,280	5.000%, 6/15/23	6/22 at 100.00	BBB+	1,322,138
10,180	5.000%, 6/15/52	6/22 at 100.00	BBB+	10,515,126
5,400	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52	12/25 at 100.00	BBB+	6,100,866
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A:
5,000	4.000%, 6/15/50 – BAM Insured	12/29 at 100.00	AA	5,647,450
7,000	5.000%, 6/15/50	12/29 at 100.00	BBB+	8,413,090
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2022A:
3,490	4.000%, 12/15/42 (WI/DD, Settling 3/17/22)	12/31 at 100.00	BBB+	3,966,594
5,180	4.000%, 12/15/47 (WI/DD, Settling 3/17/22)	12/31 at 100.00	BBB+	5,823,926
3,055	4.000%, 6/15/52 (WI/DD, Settling 3/17/22)	12/31 at 100.00	BBB+	3,422,975
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A:
2,500	0.000%, 12/15/52 – BAM Insured	No Opt. Call	AA	1,042,700
1,225	5.000%, 6/15/53	12/25 at 100.00	BBB+	1,383,993
8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A, 0.000%, 12/15/21 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	8,020,185
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
10,000	0.000%, 12/15/35 – AGM Insured	No Opt. Call	AA	7,321,200
22,500	0.000%, 12/15/37 – NPFG Insured	No Opt. Call	BBB+	15,243,300
1,838	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/34 – AGM Insured	3/24 at 100.00	AA	1,991,418
845	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012, 4.750%, 10/01/29	10/22 at 100.00	Baa1	867,900
52

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AA+	$5,424,016
3,000	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Second Lien Series 2020A, 5.000%, 1/01/30	No Opt. Call	AA-	3,864,030
1,000	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018A, 5.000%, 1/01/36	1/28 at 100.00	AA-	1,201,930
	Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series 2015:
15,530	4.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	16,603,899
3,485	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	3,965,686
5,000	University of Illinois, Auxiliary Facilities System Revenue Bonds, Series 2013A, 4.000%, 4/01/32	4/23 at 100.00	A+	5,226,050
7,405	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A-	8,110,400
574,848	Total Illinois			639,230,384
	Indiana – 1.6%
2,000	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A	6/30 at 100.00	N/R	2,175,060
6,495	IIndiana Finance Authority, Hospital Revenue Bonds, Parkview Health, Series 2018A, 5.000%, 11/01/43	11/28 at 100.00	AA-	7,963,519
825	Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle City Preparatory Inc Project, Series 2021A, 5.000%, 12/01/40	12/27 at 103.00	N/R	892,295
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc Project, Series 2016:
3,710	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	4,002,571
6,075	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	6,531,597
5,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute Of Technology Project, Series 2018, 4.000%, 6/01/44	12/28 at 100.00	A2	5,650,700
3,600	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute Of Technology Project, Series 2020A, 4.000%, 6/01/50	6/30 at 100.00	A2	4,088,916
1,640	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014, 5.000%, 10/01/39	10/24 at 100.00	Baa1	1,817,694
2,830	Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory College Prep Project, Series 2021A, 4.500%, 12/01/55, 144A	12/27 at 103.00	N/R	2,906,835
640	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2021A, 4.125%, 12/01/26	No Opt. Call	B	705,862
	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A:
9,215	5.000%, 7/01/48 (AMT)	7/23 at 100.00	A-	9,864,565
6,250	5.250%, 1/01/51 (AMT)	7/23 at 100.00	A-	6,716,063
15,205	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	AA	17,909,361
53

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 8,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/40	10/24 at 100.00	AA	$8,979,920
2,200	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006B-7, 5.000%, 11/15/46	11/26 at 100.00	AA+	2,618,484
	Indianapolis Local Public Improvement Bond Bank, Indiana, Community Justice Campus Bonds, Courthouse & Jail Project, Series 2019A:
6,490	5.000%, 2/01/44	2/29 at 100.00	AAA	7,980,818
23,520	5.000%, 2/01/49	2/29 at 100.00	AAA	28,765,195
	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,530	5.000%, 4/01/26	4/22 at 100.00	Baa3	1,560,080
1,400	5.000%, 4/01/27	4/22 at 100.00	Baa3	1,427,174
1,560	5.000%, 4/01/29	4/22 at 100.00	Baa3	1,589,968
	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013:
175	5.875%, 1/01/24 (AMT)	No Opt. Call	N/R	186,958
9,185	7.000%, 1/01/44 (AMT)	1/24 at 100.00	N/R	10,335,513
117,545	Total Indiana			134,669,148
	Iowa – 0.3%
4,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health, Series 2016E, 4.000%, 8/15/46	2/26 at 100.00	AA-	4,369,840
2,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB-	2,048,700
1,490	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	10/21 at 103.00	BB-	1,513,363
10,375	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	11,230,315
3,920	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	4,205,572
21,785	Total Iowa			23,367,790
	Kansas – 0.1%
	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc, Series 2016:
1,500	5.000%, 12/01/36	12/26 at 100.00	Ba1	1,718,010
1,320	5.000%, 12/01/41	12/26 at 100.00	Ba1	1,499,890
	Overland Park Development Corporation, Kansas, Revenue Bonds, Convention Center Hotel, Refunding & improvement Series 2019:
1,500	5.000%, 3/01/44	3/29 at 100.00	BB-	1,538,505
3,500	5.000%, 3/01/49	3/29 at 100.00	BB-	3,581,760
660	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	11/21 at 100.00	BBB	660,257
8,480	Total Kansas			8,998,422
54

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky – 1.2%
$ 230	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King's Daughters Medical Center Project, Refunding Series 2019, 4.000%, 2/01/35	2/30 at 100.00	BBB+	$261,988
10,000	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%, 10/01/34 (AMT)	6/31 at 100.00	A1	10,235,600
5,000	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32 (AMT)	6/31 at 100.00	A1	5,120,400
	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A:
2,545	5.000%, 9/01/43	9/28 at 100.00	A2	3,063,289
2,600	5.000%, 9/01/48	9/28 at 100.00	A2	3,100,812
6,565	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc, Series 2017A, 5.000%, 12/01/45 – AGM Insured (UB) (4)	12/27 at 100.00	AA	7,989,014
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
2,745	5.000%, 7/01/27	7/25 at 100.00	BBB+	3,110,360
2,100	5.000%, 7/01/33	7/25 at 100.00	BBB+	2,332,911
5,655	5.000%, 7/01/37	7/25 at 100.00	BBB+	6,252,507
2,175	5.000%, 1/01/45	7/25 at 100.00	BBB+	2,381,625
	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project, Refunding Series 2020A Forward Delivery:
1,000	5.000%, 9/01/34	9/29 at 100.00	Baa1	1,232,100
725	5.000%, 9/01/35	9/29 at 100.00	Baa1	890,576
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 119, Series 2018:
2,000	5.000%, 5/01/35	5/28 at 100.00	A1	2,428,200
2,500	5.000%, 5/01/36	5/28 at 100.00	A1	3,026,975
4,000	5.000%, 5/01/37	5/28 at 100.00	A1	4,832,040
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 122, Series 2019A:
1,000	4.000%, 11/01/35	11/28 at 100.00	A1	1,144,540
1,250	4.000%, 11/01/36	11/28 at 100.00	A1	1,428,463
760	Kentucky State University, Certificates of Participation, Series 2021, 4.000%, 11/01/46 – BAM Insured	11/31 at 100.00	AA	879,464
3,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2016A, 3.000%, 5/15/35	11/25 at 100.00	AA	3,193,470
	Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare Inc, Series 2016A:
5,735	5.000%, 10/01/31	10/26 at 100.00	A+	6,839,848
2,785	4.000%, 10/01/35	10/26 at 100.00	A+	3,147,189
5,415	Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare, Inc, Series 2020A, 3.000%, 10/01/43	10/29 at 100.00	A+	5,655,480
12,750	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	1/24 at 100.37	A2	13,779,690
55

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$ 8,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-2, 1.358%, 12/01/49 (Mandatory Put 6/01/25) (1-Month LIBOR *0.67% reference rate + 1.300% spread) (6)	3/25 at 100.00	A1	$ 8,205,760
90,535	Total Kentucky			100,532,301
	Louisiana – 1.5%
	Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue Bonds, Lake Charles Memorial Hospital, Refunding Series 2019:
2,770	5.000%, 12/01/25	No Opt. Call	BB	3,169,711
1,455	5.000%, 12/01/26	No Opt. Call	BB	1,702,583
1,525	5.000%, 12/01/27	No Opt. Call	BB	1,818,806
1,605	5.000%, 12/01/28	No Opt. Call	BB	1,946,945
2,930	5.000%, 12/01/29	No Opt. Call	BB	3,607,416
1,700	5.000%, 12/01/34	12/29 at 100.00	BB	2,045,049
2,625	5.000%, 12/01/39	12/29 at 100.00	BB	3,113,827
21,235	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49	5/30 at 100.00	A	24,212,996
2,400	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Tulane University, Refunding Series 2020A, 4.000%, 4/01/50	4/30 at 100.00	A	2,732,232
23,975	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (AMT)	7/23 at 100.00	N/R	25,471,280
	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A:
16,495	3.000%, 5/15/47 (UB) (4)	5/30 at 100.00	A	17,364,946
5,710	4.000%, 5/15/49 (UB) (4)	5/30 at 100.00	A	6,510,770
2,030	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	A	2,285,557
1,050	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44 (Pre-refunded 6/01/24)	6/24 at 100.00	A (7)	1,178,468
6,750	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Series 2020E, 5.000%, 4/01/44 (AMT)	4/30 at 100.00	A	8,150,490
2,000	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2008, 6.100%, 6/01/38 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	2,606,280
500	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010, 6.350%, 7/01/40, 144A	6/30 at 100.00	BB-	661,365
6,425	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010B, 6.100%, 12/01/40 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	8,372,674
2,930	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2011, 5.850%, 8/01/41 (Mandatory Put 6/01/25), 144A	No Opt. Call	BB-	3,328,158
4,000	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB-	4,068,600
1,650	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37 (Mandatory Put 7/01/26)	No Opt. Call	BBB-	1,724,250
1,135	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B, 4.000%, 12/01/49 – AGM Insured	12/28 at 100.00	AA	1,265,355
56

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$ 1,225	Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, North Oaks Health System Project, Refunding Series 2021, 4.000%, 2/01/38 (WI/DD, Settling 10/21/21)	2/31 at 100.00	A-	$ 1,407,844
114,120	Total Louisiana			128,745,602
	Maine – 0.1%
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineHealth Issue, Series 2020A:
2,355	4.000%, 7/01/45	7/30 at 100.00	A+	2,708,415
2,755	4.000%, 7/01/50	7/30 at 100.00	A+	3,139,460
1,420	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Social Series 2021C, 2.300%, 11/15/46 (UB) (4)	11/30 at 100.00	AA+	1,332,343
	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
460	5.000%, 7/01/26	7/23 at 100.00	BBB+	494,491
1,000	5.000%, 7/01/27	7/23 at 100.00	BBB+	1,073,720
7,990	Total Maine			8,748,429
	Maryland – 0.9%
10,000	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/39	9/27 at 100.00	CCC	10,588,300
1,030	Frederick County, Maryland, Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020A, 5.000%, 7/01/43, 144A	7/30 at 102.00	N/R	1,211,929
735	Frederick County, Maryland, Tax Increment and Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020B, 4.625%, 7/01/43, 144A	7/30 at 102.00	N/R	870,681
	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021B:
3,360	2.100%, 9/01/41 (UB) (4)	3/30 at 100.00	Aa1	3,263,232
2,000	2.150%, 9/01/43 (UB) (4)	3/30 at 100.00	Aa1	1,929,700
4,090	Maryland Department of Transportation, Special Transportation Project Revenue Bonds, Series 2021B, 4.000%, 8/01/51 (AMT)	8/31 at 100.00	A1	4,693,275
	Maryland Economic Development Corporation Economic Development Revenue Bonds, Terminal Project, Series 2019A:
450	5.000%, 6/01/44 (AMT)	6/29 at 100.00	Baa3	535,667
900	5.000%, 6/01/49 (AMT)	6/29 at 100.00	Baa3	1,064,619
3,885	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	11/21 at 100.00	BB-	3,925,365
1,500	Maryland Economic Development Corporation, Private Activity Revenue Bonds RSA, Purple Line Light Rail Project, Green Bonds, Series 2016A, 5.000%, 3/31/24 (AMT)	11/21 at 100.00	BB-	1,510,590
	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Greater Baltimore Medical Center, Series 2021A:
5,860	3.000%, 7/01/46 (UB) (4)	7/31 at 100.00	A+	6,154,465
4,140	2.500%, 7/01/51 (UB) (4)	7/31 at 100.00	N/R	3,904,103
14,350	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42 (UB) (4)	2/25 at 100.00	A	16,352,973
57

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$ 8,390	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2016, 5.000%, 5/01/41 (Pre-refunded 5/01/26)	5/26 at 100.00	AA (7)	$10,074,460
10,000	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2020A, 5.000%, 5/01/50	No Opt. Call	AA	14,679,200
70,690	Total Maryland			80,758,559
	Massachusetts – 2.1%
10,000	Attleboro, Massachusetts, General Obligation Bonds, School Project, Series 2020, 2.625%, 10/15/50 (UB) (4)	10/28 at 100.00	AA	9,962,600
8,620	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Capital Appreciation Series 2016A, 0.000%, 7/01/32	7/26 at 85.54	AA	6,854,365
1,000	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017, 5.000%, 10/01/57, 144A	10/22 at 105.00	BB+	1,084,740
4,350	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 0.000%, 10/15/37 (8)	11/21 at 100.00	N/R	1,957,500
	Massachusetts Development Finance Agency, Revenue Bonds, Beth Israel Lahey Health Issue, Series 2019K:
1,315	5.000%, 7/01/31	7/29 at 100.00	A	1,656,913
1,250	5.000%, 7/01/32	7/29 at 100.00	A	1,570,075
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E:
1,200	5.000%, 7/01/35	7/26 at 100.00	BBB	1,387,056
5,590	5.000%, 7/01/37	7/26 at 100.00	BBB	6,438,227
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2:
10,000	5.000%, 7/01/43	7/28 at 100.00	A	12,053,500
6,750	5.000%, 7/01/53	7/28 at 100.00	A	8,085,555
10,410	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2016A, 5.000%, 1/01/47	1/27 at 100.00	BBB+	11,900,191
1,500	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 5.000%, 10/01/43	10/26 at 100.00	Baa2	1,733,880
1,035	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 4.875%, 1/01/24	1/23 at 100.00	BBB	1,104,987
	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2021G:
1,400	4.000%, 7/01/46	7/31 at 100.00	A-	1,622,824
355	5.000%, 7/01/50	7/31 at 100.00	A-	446,203
	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A:
2,500	5.000%, 7/01/39	1/29 at 100.00	BBB+	3,032,175
10,165	5.000%, 7/01/44	1/29 at 100.00	BBB+	12,153,071
920	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2020C, 4.000%, 10/01/45 – AGM Insured	10/30 at 100.00	AA	1,060,052
58

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, Woods Hole Oceanographic Institution, Series 2018:
$ 3,490	5.000%, 6/01/43	6/28 at 100.00	AA-	$4,279,473
6,210	5.000%, 6/01/48	6/28 at 100.00	AA-	7,568,810
18,045	Massachusetts Port Authority, Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/43 (AMT)	7/26 at 100.00	Aa2	21,117,703
	Massachusetts Port Authority, Revenue Bonds, Series 2021E:
7,000	5.000%, 7/01/46 (AMT)	7/31 at 100.00	Aa2	8,795,430
12,500	5.000%, 7/01/51 (AMT)	7/31 at 100.00	Aa2	15,637,125
3,010	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%, 3/01/46	3/24 at 100.00	Aa1	3,327,886
5,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017F, 5.000%, 11/01/43	11/27 at 100.00	Aa1	6,160,600
9,775	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2020C, 3.000%, 3/01/49 (UB) (4)	3/30 at 100.00	Aa1	10,300,406
	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2021B:
7,500	3.000%, 4/01/49 (UB) (4)	4/31 at 100.00	Aa1	7,949,700
10,000	2.125%, 4/01/51 (UB) (4)	4/31 at 100.00	Aa1	9,020,500
160,890	Total Massachusetts			178,261,547
	Michigan – 1.5%
2,000	Detroit, Wayne County, Michigan, General Obligation Bonds, Social Bond Series 2021A, 5.000%, 4/01/46	4/31 at 100.00	BB-	2,422,480
8,385	Grand Traverse County Hospital Finance Authority, Michigan, Revenue Bonds, Munson Healthcare, Refunding Series 2021, 3.000%, 7/01/51 (UB) (4)	7/31 at 100.00	AA	8,787,648
3,755	Lansing Community College, Michigan, General Obligation Bonds, College Building & Site, Limited Tax Series 2019, 3.000%, 5/01/49	5/29 at 100.00	AA	3,959,910
2,485	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Senior Lien Series 2018, 5.000%, 11/01/43	11/28 at 100.00	Aa3	3,020,890
	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne, Second Lien Refunding Series 2020:
2,500	4.000%, 11/01/45	11/30 at 100.00	AA	2,890,425
9,730	4.000%, 11/01/50 (UB) (4)	11/30 at 100.00	AA	11,195,046
	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2019A:
16,670	4.000%, 2/15/47	8/29 at 100.00	AA-	19,057,478
8,570	4.000%, 2/15/50	8/29 at 100.00	AA-	9,755,488
	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI:
145	5.000%, 12/01/45 (Pre-refunded 6/01/26)	6/26 at 100.00	N/R (7)	173,524
9,970	5.000%, 12/01/45	6/26 at 100.00	AA-	11,773,673
105	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	BB-	105,000
59

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 2,750	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020A-CL-1, 4.000%, 6/01/49	12/30 at 100.00	BBB+	$3,141,325
85,205	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65	12/30 at 18.38	N/R	11,363,791
1,250	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	11/21 at 100.00	BBB-	1,252,500
13,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2020-I, 3.000%, 10/15/51 (UB) (4)	10/31 at 100.00	Aa2	14,426,100
19,200	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2021I, 4.000%, 10/15/46	10/31 at 100.00	Aa2	22,697,856
5,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/39	3/24 at 100.00	A+	5,521,450
191,220	Total Michigan			131,544,584
	Minnesota – 0.9%
310	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/41	8/26 at 100.00	BB+	327,242
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A:
150	5.000%, 7/01/36	7/24 at 102.00	N/R	162,632
270	5.000%, 7/01/47	7/24 at 102.00	N/R	289,891
4,050	City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian Home Project, Series 2016, 5.000%, 10/01/51	10/24 at 102.00	N/R	4,265,622
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc, Refunding Series 2015:
250	5.250%, 1/01/40	1/23 at 100.00	N/R	249,688
675	5.250%, 1/01/46	1/23 at 100.00	N/R	657,335
	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
1,555	5.000%, 8/01/46, 144A	8/22 at 100.00	N/R	1,583,021
1,250	5.000%, 8/01/51, 144A	8/22 at 100.00	N/R	1,272,012
	Forest Lake, Minnesota Charter School Lease Revenue Bonds, North Lakes Academy, Refunding Series 2021A:
3,295	5.000%, 7/01/41	7/31 at 100.00	N/R	3,676,759
11,160	5.000%, 7/01/56	7/31 at 100.00	N/R	12,212,611
2,575	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	2,824,595
2,250	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2018A, 5.000%, 10/01/45	10/28 at 100.00	Baa1	2,668,905
6,778	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47	7/26 at 100.00	Aaa	7,074,082
17,904	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2017G, 2.650%, 10/01/47	1/27 at 100.00	Aaa	18,294,483
500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BB+	524,855
60

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$ 1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%, 11/15/47	11/27 at 100.00	A	$1,195,920
16,825	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37, 144A (AMT)	10/22 at 100.00	BBB-	17,099,247
	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A:
2,500	5.000%, 11/15/27 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (7)	2,954,125
235	5.000%, 11/15/44 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (7)	277,688
3,750	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3 (7)	4,146,112
77,282	Total Minnesota			81,756,825
	Mississippi – 0.4%
1,290	Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc Project, Refunding Series 2021, 2.375%, 6/01/44 (UB) (4)	6/26 at 100.00	A	1,280,660
5,000	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 – AGM Insured (ETM)	No Opt. Call	AA (7)	5,425,050
1,000	Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%, 10/15/35	10/25 at 100.00	A+	1,151,970
	Mississippi State, Gaming Tax Revenue Bonds, Series 2019A:
3,255	5.000%, 10/15/31	10/28 at 100.00	A+	4,055,307
2,415	5.000%, 10/15/32	10/28 at 100.00	A+	3,002,763
1,030	5.000%, 10/15/33	10/28 at 100.00	A+	1,277,149
2,450	5.000%, 10/15/36	10/28 at 100.00	A+	3,018,571
7,000	4.000%, 10/15/38	10/28 at 100.00	A+	7,997,080
3,430	University of Mississippi Educational Building Corporation, Revenue Bonds, Facilities Refinancing Project, Refunding Series 2019A, 3.000%, 10/01/34	10/29 at 100.00	Aa2	3,706,595
26,870	Total Mississippi			30,915,145
	Missouri – 3.1%
3,185	Bi-State Development Agency, Missouri, Bi-State MetroLink District, St Clair County Metrolink Extension Project Bonds, Refunding Series 2006, 5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA	3,971,377
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2021:
645	4.000%, 3/01/41	3/31 at 100.00	BBB-	726,186
2,005	3.000%, 3/01/46	3/31 at 100.00	BBB-	2,025,070
530	4.000%, 3/01/46	3/31 at 100.00	BBB-	589,800
2,500	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, School Building Series 2018A, 6.000%, 3/01/38	3/29 at 100.00	AA+	3,329,075
5,000	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019A, 5.000%, 3/01/44 (AMT)	3/29 at 100.00	A2	6,056,100
61

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B:
$ 18,000	5.000%, 3/01/46 (AMT)	3/29 at 100.00	A2	$21,731,580
42,615	5.000%, 3/01/54 (AMT)	3/29 at 100.00	A2	51,075,356
2,475	5.000%, 3/01/55 – AGM Insured (AMT)	3/29 at 100.00	AA	2,977,648
15,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	16,102,500
8,935	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	9,665,347
11,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2021A, 3.000%, 7/01/51 (UB) (4)	7/31 at 100.00	AA	11,567,270
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020:
5,000	4.000%, 6/01/50	6/30 at 100.00	A+	5,725,600
18,620	3.000%, 6/01/53 (UB) (4)	6/30 at 100.00	A+	19,365,731
35,000	4.000%, 6/01/53 (UB) (4)	6/30 at 100.00	A+	39,992,050
7,416	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2016D, 3.400%, 11/01/46	11/25 at 100.00	AA+	7,859,942
2,840	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2017C, 3.300%, 12/01/47	2/27 at 100.00	AA+	3,018,244
2,250	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/28	1/25 at 100.00	A	2,548,485
15,100	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35	1/26 at 100.00	A	16,643,371
	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Expansion & Improvement Projects Series 2020:
2,500	5.000%, 10/01/40 – AGM Insured (UB) (4)	10/30 at 100.00	AA	3,127,275
1,190	5.000%, 10/01/45 – AGM Insured (UB) (4)	10/30 at 100.00	AA	1,465,866
5,770	5.000%, 10/01/49 – AGM Insured (UB) (4)	10/30 at 100.00	AA	7,048,113
	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A:
5,000	0.000%, 7/15/31 – AGC Insured	No Opt. Call	AA	3,985,900
7,000	0.000%, 7/15/32 – AGC Insured	No Opt. Call	AA	5,408,130
6,250	0.000%, 7/15/33 – AGC Insured	No Opt. Call	AA	4,673,562
7,000	0.000%, 7/15/34 – AGC Insured	No Opt. Call	AA	5,058,550
6,000	0.000%, 7/15/35 – AGC Insured	No Opt. Call	AA	4,193,940
2,000	0.000%, 7/15/36 – AGC Insured	No Opt. Call	AA	1,347,740
1,288	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	3/22 at 100.00	N/R	515,200
1,349	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	11/21 at 100.00	N/R	700,509
243,463	Total Missouri			262,495,517
62

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Montana – 0.2%
$ 1,910	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43	7/28 at 100.00	BBB	$2,222,992
2,505	Montana Facility Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 5.000%, 6/01/48	6/28 at 100.00	A	2,986,636
9,130	Montana Facility Finance Authority, Revenue Bonds, Billings Clinic Obligated Group, Series 2018A, 5.000%, 8/15/48	8/28 at 100.00	AA-	11,060,447
13,545	Total Montana			16,270,075
	Nebraska – 0.7%
3,075	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Refunding Crossover Series 2017A, 5.000%, 9/01/30	No Opt. Call	A	3,912,322
4,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A2	4,169,120
1,740	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A	1,981,147
1,590	Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton University Projects, Series 2021A, 3.000%, 7/01/51 (UB) (4)	1/32 at 100.00	A2	1,663,919
	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Refunding Series 2016A:
18,465	5.000%, 2/01/46 (UB) (4)	2/26 at 100.00	A+	21,322,459
10,000	5.000%, 2/01/49 (UB) (4)	2/26 at 100.00	A+	11,513,000
10,000	University of Nebraska Facilities Corporation, Nebraska, Facilities Program Bonds, Green Series 2021B, 3.000%, 7/15/54 (UB) (4)	7/31 at 100.00	Aa1	10,446,400
7,500	University of Nebraska Facilities Corporation, Nebraska, Facilities Program Bonds, Series 2021A, 4.000%, 7/15/62 (UB) (4)	7/31 at 100.00	Aa1	8,672,775
56,370	Total Nebraska			63,681,142
	Nevada – 0.8%
	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A:
265	5.000%, 9/01/29	9/27 at 100.00	A-	320,303
750	5.000%, 9/01/30	9/27 at 100.00	A-	901,463
730	5.000%, 9/01/32	9/27 at 100.00	A-	872,430
1,965	5.000%, 9/01/42	9/27 at 100.00	A-	2,330,647
1,150	5.000%, 9/01/47	9/27 at 100.00	A-	1,362,393
13,600	Clark County, Nevada, General Obligation Bonds, Stadium Improvement, Limited Tax Additionally Secured by Pledged Revenues, Series 2018A, 5.000%, 5/01/48	6/28 at 100.00	AA+	16,318,504
5,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2019E, 5.000%, 7/01/30	7/29 at 100.00	Aa3	6,410,750
4,765	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38, 144A (AMT)	8/29 at 100.00	N/R	4,779,533
2,515	Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro College and Unversity System, Series 2014A, 5.500%, 1/01/34	7/24 at 100.00	BBB-	2,761,344
63

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
$ 1,125	4.000%, 9/01/25	No Opt. Call	N/R	$1,219,253
1,800	4.000%, 9/01/35	9/26 at 100.00	N/R	1,909,188
2,500	Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49	7/28 at 100.00	Aa3	2,786,525
20,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Water Improvement Series 2016A, 5.000%, 6/01/46 (UB) (4)	6/26 at 100.00	Aa1	23,409,200
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
260	5.000%, 6/01/23	No Opt. Call	N/R	275,860
200	4.250%, 6/01/24	6/23 at 103.00	N/R	214,408
1,675	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/31	12/25 at 100.00	N/R	1,847,341
1,765	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 816 Summerlin Village 22, Series 2021, 3.000%, 6/01/41	6/31 at 100.00	N/R	1,791,634
	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A:
330	2.500%, 6/15/24, 144A	No Opt. Call	Ba2	335,336
790	2.750%, 6/15/28, 144A	No Opt. Call	Ba2	817,579
61,185	Total Nevada			70,663,691
	New Hampshire – 0.6%
8,625	National Finance Authority, New Hampshire, Municipal Certificates Series 2020-1 Class A, 4.125%, 1/20/34	No Opt. Call	BBB	10,263,350
8,170	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42, 144A (AMT)	7/23 at 100.00	B1	8,561,180
4,420	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2020B, 3.750%, 7/01/45 (Mandatory Put 7/02/40), 144A (AMT)	7/25 at 100.00	B1	4,679,366
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A:
1,000	5.000%, 8/01/34	2/28 at 100.00	A	1,223,960
725	5.000%, 8/01/36	2/28 at 100.00	A	884,971
17,040	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2020A, 5.000%, 8/01/59	No Opt. Call	A	26,386,099
39,980	Total New Hampshire			51,998,926
	New Jersey – 3.5%
4,510	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	4,772,211
5,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/39	1/29 at 100.00	A+	6,805,205
64

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	Essex County Improvement Authority, New Jersey, Friends of TEAM Charter Schools Inc -2021 Project, Social Series 2021:
$ 1,100	4.000%, 6/15/51	6/31 at 100.00	BBB	$1,217,634
3,030	4.000%, 6/15/56	6/31 at 100.00	BBB	3,340,424
1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	A3	1,346,494
3,215	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 4.000%, 7/01/34	7/27 at 100.00	Baa3	3,598,132
9,090	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2016AAA, 5.500%, 6/15/29	12/26 at 100.00	Baa1	11,137,704
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2019LLL:
5,500	5.000%, 6/15/36	12/29 at 100.00	Baa1	6,895,845
5,000	5.000%, 6/15/49	12/29 at 100.00	Baa1	6,118,300
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2019MMM:
1,155	5.000%, 6/15/34	12/29 at 100.00	Baa1	1,454,549
2,580	4.000%, 6/15/35	12/29 at 100.00	Baa1	3,001,778
1,665	4.000%, 6/15/36	12/29 at 100.00	Baa1	1,931,250
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ:
4,735	4.000%, 6/15/46	12/30 at 100.00	Baa1	5,432,323
3,875	4.000%, 6/15/50	12/30 at 100.00	Baa1	4,432,768
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999:
530	5.125%, 9/15/23 (AMT)	8/22 at 101.00	Ba3	553,352
1,650	5.250%, 9/15/29 (AMT)	8/22 at 101.00	Ba3	1,720,158
2,255	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	Ba3	2,489,204
1,640	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology Issue, Green Series 2020A, 4.000%, 7/01/50	7/30 at 100.00	BBB+	1,852,167
	New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare Health System Obligated Group Issue, Series 2021:
2,500	3.000%, 7/01/38	7/31 at 100.00	AA-	2,671,900
2,660	3.000%, 7/01/40	7/31 at 100.00	AA-	2,822,845
4,780	3.000%, 7/01/51	7/31 at 100.00	AA-	4,971,582
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A, 5.000%, 7/01/31	7/26 at 100.00	AA	1,199,910
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Series 2021A:
19,460	3.000%, 7/01/51	7/31 at 100.00	AA-	20,205,902
1,250	4.000%, 7/01/51	7/31 at 100.00	AA-	1,451,900
4,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016, 4.000%, 7/01/48	7/26 at 100.00	BBB-	4,915,665
65

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 1,460	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	$1,668,152
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Valley Health System Obligated Group, Series 2019:
3,950	4.000%, 7/01/37	7/29 at 100.00	A+	4,606,767
1,030	4.000%, 7/01/44	7/29 at 100.00	A+	1,178,897
	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A:
10,565	5.000%, 6/01/28	No Opt. Call	A3	13,262,456
6,655	5.000%, 6/01/29	No Opt. Call	A3	8,523,125
10,650	4.000%, 6/01/30	No Opt. Call	A3	12,990,337
3,715	4.000%, 6/01/31	No Opt. Call	A3	4,568,298
6,380	3.000%, 6/01/32	No Opt. Call	A3	7,177,181
4,925	4.000%, 6/01/32	No Opt. Call	A3	6,121,283
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
1,475	5.000%, 6/15/30	6/26 at 100.00	A+	1,736,016
1,035	5.000%, 6/15/31	6/26 at 100.00	A+	1,214,293
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Forward Delivery Series 2022A:
2,670	4.000%, 6/15/38 (WI/DD, Settling 4/27/22)	6/32 at 100.00	Baa1	3,072,155
2,315	4.000%, 6/15/39 (WI/DD, Settling 4/27/22)	6/32 at 100.00	Baa1	2,655,305
2,500	4.000%, 6/15/40 (WI/DD, Settling 4/27/22)	6/32 at 100.00	Baa1	2,860,250
2,285	4.000%, 6/15/41 (WI/DD, Settling 4/27/22)	6/32 at 100.00	Baa1	2,607,642
1,880	4.000%, 6/15/42 (WI/DD, Settling 4/27/22)	6/32 at 100.00	Baa1	2,138,218
19,550	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2014AA, 5.000%, 6/15/38	6/24 at 100.00	Baa1	21,614,089
4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA, 5.250%, 6/15/41	6/25 at 100.00	Baa1	5,177,925
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB:
5,500	5.000%, 6/15/44	12/28 at 100.00	Baa1	6,720,010
4,000	5.000%, 6/15/50	12/28 at 100.00	Baa1	4,863,080
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA:
4,785	4.000%, 6/15/45	12/30 at 100.00	Baa1	5,496,769
15,230	3.000%, 6/15/50 (UB) (4)	12/30 at 100.00	Baa1	15,649,282
680	4.000%, 6/15/50	12/30 at 100.00	Baa1	777,879
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2021A:
2,120	4.000%, 6/15/34	6/31 at 100.00	Baa1	2,522,652
1,815	4.000%, 6/15/35	6/31 at 100.00	Baa1	2,153,643
2,090	4.000%, 6/15/36	6/31 at 100.00	Baa1	2,470,819
66

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 3,175	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	AA	$3,804,825
1,760	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2012A, 5.000%, 6/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (7)	1,816,496
	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2020A:
1,160	5.000%, 11/01/41 – BAM Insured	11/30 at 100.00	AA	1,456,148
600	5.000%, 11/01/45	11/30 at 100.00	BBB+	738,030
6,250	4.000%, 11/01/50	11/30 at 100.00	BBB+	7,059,125
	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Subordinate Series 2020A:
1,250	5.000%, 11/01/45 – BAM Insured	11/30 at 100.00	AA	1,552,675
1,100	4.000%, 11/01/50 – BAM Insured	11/30 at 100.00	AA	1,263,669
26,165	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	30,678,201
259,735	Total New Jersey			298,534,894
	New Mexico – 0.1%
3,915	Los Ranchos de Albuquerque, New Mexico, Educational Facilities Revenue Bonds, Albuquerque Acadamy Project, Refunding Series 2020, 4.000%, 9/01/40	9/30 at 100.00	A-	4,466,937
1,000	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021C, 2.350%, 7/01/51	7/30 at 100.00	Aaa	949,860
4,915	Total New Mexico			5,416,797
	New York – 18.5%
11,125	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series 2016A, 5.000%, 7/15/42	1/27 at 100.00	Ba1	12,879,857
4,880	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/33	No Opt. Call	Ba1	3,641,700
	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Charter School for Applied Technologies, Series 2017A:
500	4.500%, 6/01/27	6/24 at 103.00	BBB	555,810
250	5.000%, 6/01/35	6/24 at 103.00	BBB	277,453
1,440	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Series 2017, 5.000%, 1/01/47	1/27 at 100.00	A+	1,701,821
2,500	Build New York City Resource Corporation, New York, Revenue Bonds, Manhattan College, Series 2017, 5.000%, 8/01/47	8/27 at 100.00	A-	2,955,500
2,310	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	2,606,881
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1:
1,790	5.250%, 6/01/40, 144A	12/30 at 100.00	N/R	1,842,322
4,800	5.500%, 6/01/55, 144A	12/30 at 100.00	N/R	4,935,168
67

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1:
$ 1,300	5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	$1,388,504
3,035	5.000%, 6/01/55, 144A	12/30 at 100.00	N/R	3,180,194
30,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021B, 4.000%, 3/15/47	3/31 at 100.00	AA+	34,747,500
3,500	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health System Obligated Group Series 2019A, 4.000%, 7/01/45	7/29 at 100.00	BBB	3,916,850
8,145	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A-	9,219,407
3,930	Dormitory Authority of the State of New York, Revenue Bonds, Interagency Council Pooled Loan Program, Series 2020A-1, 4.000%, 7/01/35	7/30 at 100.00	Aa3	4,438,070
7,595	Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/50	7/30 at 100.00	A	8,739,491
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
100	5.000%, 12/01/34, 144A	6/27 at 100.00	BBB-	119,329
300	5.000%, 12/01/36, 144A	6/27 at 100.00	BBB-	356,958
2,790	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2019A, 5.000%, 10/01/33	10/27 at 100.00	AA-	3,413,453
4,450	Dormitory Authority of the State of New York, Revenue Bonds, State University of New York Dormitory Facilities, Series 2018A, 5.000%, 7/01/43	7/28 at 100.00	Aa3	5,392,199
	Dormitory Authority of the State of New York, Revenue Bonds, Teachers College, Series 2017:
500	5.000%, 7/01/29	7/27 at 100.00	A+	611,380
175	5.000%, 7/01/32	7/27 at 100.00	A+	212,807
7,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015E, 3.250%, 3/15/35	9/23 at 100.00	AA+	7,869,525
13,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/39	2/30 at 100.00	AA+	15,904,485
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A Bidding Group 1 thru 5:
12,500	3.000%, 3/15/42	9/30 at 100.00	AA+	13,288,875
3,000	3.000%, 3/15/49 (UB) (4)	9/30 at 100.00	AA+	3,145,770
15,000	3.000%, 3/15/50 (UB) (4)	9/30 at 100.00	AA+	15,703,950
4,850	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021A, 3.000%, 3/15/42 (UB) (4)	3/31 at 100.00	AA+	5,171,507
14,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018A, 5.000%, 3/15/38	3/28 at 100.00	AA+	17,231,060
	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018C:
8,000	5.000%, 3/15/36	3/28 at 100.00	AA+	9,887,040
10,000	5.000%, 3/15/37	3/28 at 100.00	AA+	12,330,800
68

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Refunding Series 2020B:
$ 1,115	4.760%, 2/01/27	No Opt. Call	N/R	$1,161,830
1,255	5.570%, 2/01/41	2/30 at 100.00	N/R	1,417,648
1,365	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 6.240%, 2/01/47	2/27 at 100.00	N/R	1,539,597
1,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2020A, 5.530%, 2/01/40	2/30 at 100.00	N/R	1,129,230
	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2021A:
475	4.050%, 2/01/31	2/30 at 100.00	A2	481,750
885	4.450%, 2/01/41	2/30 at 100.00	A2	897,248
1,560	4.600%, 2/01/51	2/30 at 100.00	A2	1,577,113
130	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	11/21 at 100.00	AA-	130,547
5,320	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A2	7,831,466
6,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	A	7,843,550
1,235	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2021, 3.000%, 9/01/40	9/31 at 100.00	A	1,323,093
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1:
11,000	4.750%, 11/15/45 (UB) (4)	5/30 at 100.00	A3	12,917,300
9,015	5.000%, 11/15/50 (UB) (4)	5/30 at 100.00	A3	10,805,649
4,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-3, 4.000%, 11/15/49 (UB) (4)	11/30 at 100.00	A3	4,443,440
4,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B, 5.250%, 11/15/32	5/24 at 100.00	A3	4,434,760
17,750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015A-2, 5.000%, 11/15/45 (Mandatory Put 5/15/30) (UB) (4)	No Opt. Call	A3	22,565,220
15,290	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015C-1, 5.000%, 11/15/35 (UB) (4)	11/25 at 100.00	A3	17,508,273
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2017A:
1,400	5.000%, 7/01/34	7/27 at 100.00	AA-	1,710,296
1,000	5.000%, 7/01/36	7/27 at 100.00	AA-	1,217,120
1,000	5.000%, 7/01/37	7/27 at 100.00	AA-	1,215,260
7,100	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46	12/26 at 100.00	BBB+	8,098,544
69

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Series 2020A:
$ 1,685	3.000%, 12/01/37	12/30 at 100.00	BBB+	$1,796,446
1,000	3.000%, 12/01/40	12/30 at 100.00	BBB+	1,046,120
1,880	4.000%, 12/01/46	12/30 at 100.00	BBB+	2,129,645
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann's Community Project, Series 2019:
1,055	4.000%, 1/01/30	1/26 at 103.00	N/R	1,160,310
1,215	5.000%, 1/01/40	1/26 at 103.00	N/R	1,369,803
9,265	Monroe County Industrial Development Corporation, New York, Tax-Exempt Revenue Bonds, Highland Hospital of Rochester Project, Series 2020, 3.000%, 7/01/50 (UB) (4)	7/30 at 100.00	A	9,601,783
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
235	5.000%, 7/01/23	No Opt. Call	A-	254,033
300	5.000%, 7/01/24	No Opt. Call	A-	336,114
210	5.000%, 7/01/26	7/24 at 100.00	A-	235,158
4,500	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Tender Option Bond Trust 2021-XL0183, 2.450%, 11/01/45 (UB) (4)	9/29 at 100.00	N/R	4,332,240
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
3,000	5.750%, 10/01/37 (8)	11/21 at 100.00	N/R	2,400,000
1,000	5.875%, 10/01/46 (8)	11/21 at 100.00	N/R	800,000
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A:
1,645	3.000%, 1/01/40 – AGM Insured	1/31 at 100.00	AA	1,762,321
600	3.000%, 1/01/46 – AGM Insured	1/31 at 100.00	AA	629,280
6,450	3.000%, 1/01/46 – AGM Insured (UB) (4)	1/31 at 100.00	AA	6,764,760
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A:
1,615	3.000%, 3/01/39 – AGM Insured (UB) (4)	9/30 at 100.00	AA	1,738,548
1,155	3.000%, 3/01/40 – AGM Insured (UB) (4)	9/30 at 100.00	AA	1,239,534
8,665	4.000%, 3/01/45	9/30 at 100.00	AA	9,770,394
9,840	4.000%, 3/01/45 – AGM Insured	9/30 at 100.00	AA	11,307,931
2,635	3.000%, 3/01/49 – AGM Insured (UB) (4)	9/30 at 100.00	AA	2,771,177
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series DD, 5.000%, 6/15/47	12/26 at 100.00	AA+	1,198,160
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series EE, 5.000%, 6/15/37	6/27 at 100.00	AA+	6,052,850
21,515	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2019 Series DD-2, 5.250%, 6/15/49	6/28 at 100.00	AA+	27,037,470
70

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2019 Series FF-2:
$ 9,760	4.000%, 6/15/37	6/29 at 100.00	AA+	$11,505,186
10,720	4.000%, 6/15/41	6/29 at 100.00	AA+	12,516,243
5,200	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series CC-1, 4.000%, 6/15/40	12/29 at 100.00	AA+	6,139,796
16,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series EE, 4.000%, 6/15/42	6/30 at 100.00	AA+	18,669,920
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series GG-1:
10,500	5.000%, 6/15/48	6/30 at 100.00	AA+	13,173,825
9,375	4.000%, 6/15/50	6/30 at 100.00	AA+	10,805,250
19,000	5.000%, 6/15/50	6/30 at 100.00	AA+	23,763,680
10,125	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series BB-1, 4.000%, 6/15/50	12/30 at 100.00	AA+	11,750,366
3,585	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2022 Series AA-1, 3.000%, 6/15/51 (UB) (4)	6/31 at 100.00	AA+	3,750,125
8,965	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2022 Series BB-1, 3.000%, 6/15/44	12/31 at 100.00	AA+	9,501,645
3,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018 Series Subseries S-4A, 5.000%, 7/15/33	7/28 at 100.00	AA	3,746,280
5,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-1, 5.000%, 7/15/35	7/27 at 100.00	AA	6,084,250
22,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/35	7/28 at 100.00	AA	27,386,480
13,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2020 Subseries S-1B, 3.000%, 7/15/49	7/29 at 100.00	AA	13,688,870
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2022 Subseries S-1A:
2,460	4.000%, 7/15/34	7/31 at 100.00	AA	2,973,254
3,690	4.000%, 7/15/35	7/31 at 100.00	AA	4,442,243
3,075	4.000%, 7/15/36	7/31 at 100.00	AA	3,682,651
3,075	4.000%, 7/15/37	7/31 at 100.00	AA	3,664,385
1,540	4.000%, 7/15/40	7/31 at 100.00	AA	1,819,110
15,085	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43	1/26 at 100.00	AA	17,654,428
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1:
12,000	5.000%, 8/01/40	8/28 at 100.00	AAA	14,842,080
7,220	5.000%, 8/01/42	8/28 at 100.00	AAA	8,891,141
7,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2020 Subseries A-3, 3.000%, 5/01/45	5/29 at 100.00	AAA	7,353,360
71

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 4.000%, 5/01/39	11/30 at 100.00	AAA	$5,868,800
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2022 Subseries A-1:
4,895	5.000%, 11/01/31	No Opt. Call	AAA	6,645,501
12,155	5.000%, 11/01/34	11/31 at 100.00	AAA	16,026,975
12,405	4.000%, 11/01/35	11/31 at 100.00	AAA	15,018,982
11,505	4.000%, 11/01/36	11/31 at 100.00	AAA	13,864,675
13,840	4.000%, 11/01/37	11/31 at 100.00	AAA	16,579,628
7,665	4.000%, 11/01/38	11/31 at 100.00	AAA	9,141,279
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2022 Subseries B-1:
12,315	4.000%, 8/01/45	8/31 at 100.00	AAA	14,357,566
12,000	3.000%, 8/01/48	8/31 at 100.00	AAA	12,626,040
3,565	4.000%, 8/01/48	8/31 at 100.00	AAA	4,128,947
	New York City Trust for Cultural Resources, New York, Revenue Bonds, Lincoln Center for the Performing Arts, Series 2020A:
2,750	5.000%, 12/01/32	12/30 at 100.00	A	3,575,028
1,600	4.000%, 12/01/33	12/30 at 100.00	A	1,924,448
1,250	4.000%, 12/01/35	12/30 at 100.00	A	1,492,050
14,965	New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1, 5.000%, 3/01/44	3/28 at 100.00	AA	17,994,814
	New York City, New York, General Obligation Bonds, Fiscal 2018 Series F-1:
7,000	5.000%, 4/01/39	4/28 at 100.00	AA	8,512,140
9,775	5.000%, 4/01/43	4/28 at 100.00	AA	11,792,169
5,000	5.000%, 4/01/45	4/28 at 100.00	AA	6,016,650
	New York City, New York, General Obligation Bonds, Fiscal 2019 Series D-1:
3,800	5.000%, 12/01/40	12/28 at 100.00	AA	4,686,426
13,695	5.000%, 12/01/44	12/28 at 100.00	AA	16,773,362
	New York City, New York, General Obligation Bonds, Fiscal 2020 Series A-1:
20,890	3.000%, 8/01/36	8/29 at 100.00	AA	22,698,238
20,000	4.000%, 8/01/44	8/29 at 100.00	AA	23,061,000
	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C:
3,830	4.000%, 8/01/36	8/30 at 100.00	AA	4,552,989
5,145	4.000%, 8/01/37	8/30 at 100.00	AA	6,093,018
8,100	4.000%, 8/01/40	8/30 at 100.00	AA	9,508,266
8,590	4.000%, 8/01/41	8/30 at 100.00	AA	10,048,496
72

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York City, New York, General Obligation Bonds, Fiscal 2021 Series F-1:
$ 3,350	3.000%, 3/01/35	3/31 at 100.00	AA	$3,667,011
4,500	5.000%, 3/01/37	3/31 at 100.00	AA	5,759,685
3,500	5.000%, 3/01/39	3/31 at 100.00	AA	4,456,375
4,500	4.000%, 3/01/40	3/31 at 100.00	AA	5,257,845
15,940	3.000%, 3/01/51	3/31 at 100.00	AA	16,641,360
2,610	3.000%, 3/01/51 (UB) (4)	3/31 at 100.00	AA	2,724,840
12,500	New York City, New York, General Obligation Bonds, Fiscal 2022 Series A-1, 4.000%, 8/01/50 (UB) (4)	8/31 at 100.00	AA	14,378,375
25,730	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	28,195,449
1,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	1,116,450
3,100	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Refunding Green Series 2021A, 3.000%, 11/15/51 (UB) (4)	11/31 at 100.00	A	3,167,177
6,235	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 1, 2.450%, 9/15/69	3/29 at 100.00	Aa2	6,462,141
1,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69	3/29 at 100.00	A2	1,023,270
2,465	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69	3/29 at 100.00	Baa2	2,506,782
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds,:
9,015	3.000%, 6/15/38	6/29 at 100.00	AAA	9,869,802
24,465	5.000%, 6/15/42	6/27 at 100.00	AAA	29,616,840
15,000	5.000%, 6/15/46	6/27 at 100.00	AAA	18,168,450
7,820	5.000%, 6/15/48	6/28 at 100.00	AAA	9,596,469
20,000	New York State Power Authority, General Revenue Bonds, Series 2020A, 4.000%, 11/15/50	5/30 at 100.00	AA	23,230,200
10,000	New York State Thruway Authority, 3.000%, 3/15/48 (UB) (4)	3/31 at 100.00	AA+	10,538,600
	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2019B:
1,935	4.000%, 1/01/41	1/30 at 100.00	A2	2,235,486
21,500	4.000%, 1/01/45	1/30 at 100.00	A2	24,574,930
26,835	4.000%, 1/01/50	1/30 at 100.00	A2	30,536,083
5,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2021A-1, 3.000%, 3/15/50 (UB) (4)	3/31 at 100.00	AA+	5,255,000
7,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A, 3.000%, 3/15/50 (UB) (4)	9/30 at 100.00	AA+	7,282,660
73

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020C:
$ 10,900	3.000%, 3/15/48	9/30 at 100.00	AA+	$11,360,634
10,375	3.000%, 3/15/48 (UB) (4)	9/30 at 100.00	AA+	10,813,447
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020E:
11,945	3.000%, 3/15/47 (UB) (4)	3/30 at 100.00	AA+	12,433,431
9,590	3.000%, 3/15/48 (UB) (4)	3/30 at 100.00	AA+	9,974,943
2,500	3.000%, 3/15/50 (UB) (4)	3/30 at 100.00	AA+	2,595,875
	New York Transportation Development Corporation, New York, Facility Revenue Bonds, Thruway Service Areas Project, Series 2021:
1,375	4.000%, 10/31/46 (AMT)	10/31 at 100.00	BBB-	1,563,224
12,240	4.000%, 4/30/53 (AMT)	10/31 at 100.00	BBB-	13,804,639
	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
8,120	4.000%, 7/01/37 – AGM Insured (AMT)	7/24 at 100.00	AA	8,777,395
14,340	5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	15,912,955
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
5,005	5.000%, 8/01/26 (AMT)	10/21 at 100.00	B	5,015,210
12,710	5.000%, 8/01/31 (AMT)	10/21 at 100.00	B	12,735,420
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020:
3,815	5.250%, 8/01/31 (AMT)	8/30 at 100.00	B	4,534,623
6,425	5.375%, 8/01/36 (AMT)	8/30 at 100.00	B	8,094,022
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020A:
380	4.000%, 12/01/39 (AMT)	12/30 at 100.00	Baa1	431,194
360	4.000%, 12/01/40 (AMT)	12/30 at 100.00	Baa1	407,891
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020C:
1,505	4.000%, 12/01/39	12/30 at 100.00	Baa1	1,726,446
1,200	4.000%, 12/01/40	12/30 at 100.00	Baa1	1,373,448
1,160	4.000%, 12/01/41	12/30 at 100.00	Baa1	1,313,712
1,620	4.000%, 12/01/42	12/30 at 100.00	Baa1	1,835,023
74

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
$ 5,090	5.000%, 1/01/22 (AMT)	No Opt. Call	Baa3	$5,145,074
4,500	5.000%, 1/01/23 (AMT)	No Opt. Call	Baa3	4,745,430
200	5.000%, 1/01/24 (AMT)	No Opt. Call	Baa3	219,204
20,500	5.000%, 1/01/32 (AMT)	1/28 at 100.00	Baa3	24,631,775
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020:
6,710	4.000%, 10/01/30 (AMT)	No Opt. Call	Baa3	7,851,505
10,440	5.000%, 10/01/35 (AMT)	10/30 at 100.00	Baa3	13,058,770
5,475	5.000%, 10/01/40 (AMT)	10/30 at 100.00	Baa3	6,779,857
5,730	4.375%, 10/01/45 (AMT)	10/30 at 100.00	Baa3	6,650,181
12,355	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Sixteen Series 2019, 4.000%, 9/01/49	9/29 at 100.00	Aa3	14,179,833
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-One Series 2020:
1,500	4.000%, 7/15/40 (AMT)	7/30 at 100.00	Aa3	1,743,735
2,000	4.000%, 7/15/45 (AMT)	7/30 at 100.00	Aa3	2,294,460
10,050	4.000%, 7/15/50 (AMT) (UB) (4)	7/30 at 100.00	Aa3	11,475,291
15,000	4.000%, 7/15/55 (AMT)	7/30 at 100.00	Aa3	17,064,000
875	4.000%, 7/15/55 (AMT) (UB) (4)	7/30 at 100.00	Aa3	995,400
5,485	4.000%, 7/15/60 (AMT) (UB) (4)	7/30 at 100.00	Aa3	6,216,425
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-Third Series 2021:
2,780	4.000%, 7/15/46 (AMT)	7/31 at 100.00	Aa3	3,189,744
7,000	4.000%, 7/15/51 (AMT)	7/31 at 100.00	Aa3	7,995,330
1,500	4.000%, 7/15/51 (AMT) (UB) (4)	7/31 at 100.00	Aa3	1,713,285
	Suffolk County, New York, General Obligation Bonds, Refunding Series 2017A:
3,900	5.000%, 2/01/25 – AGM Insured	No Opt. Call	AA	4,468,152
5,000	5.000%, 2/01/26 – AGM Insured	No Opt. Call	AA	5,893,850
3,675	5.000%, 2/01/27 – AGM Insured	No Opt. Call	AA	4,450,793
1,360	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%, 11/15/42	5/27 at 100.00	AA-	1,637,426
5,000	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2019C, 3.000%, 11/15/46 (UB) (4)	11/29 at 100.00	AA-	5,281,300
	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2020A:
4,055	5.000%, 11/15/49	11/30 at 100.00	AA-	5,135,941
2,850	4.000%, 11/15/54	11/30 at 100.00	AA-	3,298,818
75

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2021A:
$ 17,000	5.000%, 11/15/51	5/31 at 100.00	AA-	$21,452,130
24,040	4.000%, 11/15/56	5/31 at 100.00	AA-	27,809,472
7,145	5.000%, 11/15/56	5/31 at 100.00	AA-	8,994,840
4,115	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Series 2021C-1A, 5.000%, 5/15/51	11/31 at 100.00	AA+	5,217,450
	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Series 2021C-3:
4,000	0.000%, 5/15/51 (UB) (4)	11/31 at 100.00	AA+	4,660,320
8,440	3.000%, 5/15/51	11/31 at 100.00	AA+	8,766,797
7,175	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51	5/31 at 100.00	AA+	9,011,226
9,905	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	10,828,542
8,000	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A, 5.000%, 6/01/41	6/27 at 100.00	A-	9,273,040
5,200	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46	11/25 at 100.00	Baa2	5,943,860
1,373,350	Total New York			1,583,478,800
	North Carolina – 0.4%
2,735	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2021A, 3.000%, 7/01/46 (UB) (4)	7/31 at 100.00	Aa3	2,916,549
3,080	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2021B, 3.000%, 7/01/46 (AMT) (UB) (4)	7/31 at 100.00	Aa3	3,242,994
5,000	Charlotte, North Carolina, Certificates of Participation, Transit Projects, Refunding Series 2021A, 3.000%, 6/01/48 (UB) (4)	6/31 at 100.00	AA+	5,314,650
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	Baa2 (7)	1,014,200
	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016:
335	5.000%, 10/01/31	10/24 at 102.00	N/R	365,418
890	5.000%, 10/01/37	10/24 at 102.00	N/R	962,998
1,100	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, The Forest at Duke, Inc, Series 2021, 4.000%, 9/01/51	9/28 at 103.00	BBB	1,256,904
	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A:
1,930	5.000%, 7/01/47	7/26 at 100.00	BBB	2,177,484
1,005	5.000%, 7/01/51	7/26 at 100.00	BBB	1,131,841
4,310	5.000%, 7/01/54	7/26 at 100.00	BBB	4,847,759
76

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2020A:
$ 3,075	5.000%, 5/01/30 (AMT)	No Opt. Call	Aa3	$3,949,807
2,750	5.000%, 5/01/34 (AMT)	5/30 at 100.00	Aa3	3,476,632
1,000	5.000%, 5/01/35 (AMT)	5/30 at 100.00	Aa3	1,261,280
2,710	5.000%, 5/01/36 (AMT)	5/30 at 100.00	Aa3	3,406,361
30,920	Total North Carolina			35,324,877
	North Dakota – 0.2%
2,585	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/38 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (7)	2,672,554
2,060	Burleigh County, North Dakota, Multi-County Sales Tax Revenue Bonds, Series 2015A, 3.750%, 11/01/34 – AGM Insured (Pre-refunded 11/01/22)	11/22 at 100.00	AA (7)	2,138,259
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
2,100	4.000%, 12/01/27	12/21 at 100.00	Baa2	2,112,621
3,535	5.000%, 12/01/32	12/21 at 100.00	Baa2	3,561,831
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2021:
3,375	3.000%, 12/01/46 – AGM Insured	12/31 at 100.00	AA	3,446,955
295	4.000%, 12/01/46	12/31 at 100.00	Baa2	336,244
5,825	3.000%, 12/01/51 – AGM Insured	12/31 at 100.00	AA	5,925,772
1,200	4.000%, 12/01/51	12/31 at 100.00	Baa2	1,360,236
20,975	Total North Dakota			21,554,472
	Ohio – 1.8%
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health Obligated Group, Refunding Series 2020:
380	4.000%, 11/15/35 (UB) (4)	11/30 at 100.00	BBB+	443,878
780	4.000%, 11/15/36 (UB) (4)	11/30 at 100.00	BBB+	904,543
2,750	3.000%, 11/15/40 (UB) (4)	11/30 at 100.00	BBB+	2,826,312
15,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	2,402,850
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
6,500	3.000%, 6/01/48	6/30 at 100.00	BBB+	6,654,570
2,000	4.000%, 6/01/48	6/30 at 100.00	BBB+	2,225,620
43,430	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	49,197,070
750	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C, 6.000%, 12/01/43	12/22 at 100.00	N/R	757,433
3,770	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2016, 5.000%, 11/15/45	11/26 at 100.00	A	4,394,764
77

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 2,370	Cleveland, Ohio, General Obligation Bonds, Various Purpose Refunding Series 2021A, 3.000%, 12/01/49	6/30 at 100.00	AA+	$2,506,536
	Cleveland, Ohio, Income Tax Revenue Bonds, Public Facilities Improvements, Refunding Subordinate Lien Series 2021A-1:
2,000	3.000%, 10/01/43	10/30 at 100.00	AA	2,133,880
3,400	3.000%, 10/01/44	10/30 at 100.00	AA	3,598,968
3,505	3.000%, 10/01/45	10/30 at 100.00	AA	3,700,158
1,500	3.000%, 10/01/46	10/30 at 100.00	AA	1,568,970
5,000	Franklin City School District, Warren County, Ohio, General Obligation Bonds, School Improvement Series 2021A, 3.000%, 11/01/50	11/30 at 100.00	Aa2	5,283,650
11,000	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Medical Center, Series 2019CC, 5.000%, 11/15/49	No Opt. Call	AA	16,694,700
5,820	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	BBB (7)	5,858,936
635	Middleburg Heights, Ohio, Hospital Facilities Improvement Revenue Bonds, Southwest General Health Center Project, Refunding Series 2020A, 4.000%, 8/01/47	8/30 at 100.00	A2	717,467
250	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding & Improvement Series 2021, 4.000%, 8/01/41	2/31 at 100.00	A+	296,525
3,700	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/22	No Opt. Call	N/R	4,625
10,000	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, 144A (AMT)	7/29 at 100.00	B-	11,506,200
2,500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (8)	No Opt. Call	N/R	3,125
1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007B, 2.500%, 11/01/42 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	1,086,190
1,075	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 4.250%, 1/15/38, 144A (AMT)	1/28 at 100.00	N/R	1,230,026
750	Ohio Higher Educational Facility Commission, Senior Hospital Parking Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020, 5.000%, 1/15/50	1/30 at 100.00	A3	898,718
3,495	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Refunding Series 2016A, 5.000%, 1/15/46	1/26 at 100.00	A	4,011,561
7,235	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2020A, 5.000%, 1/15/50	1/30 at 100.00	A	8,850,503
1,500	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (8)	No Opt. Call	N/R	1,875
700	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008B, 3.625%, 10/01/33	No Opt. Call	N/R	875
7,625	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008C, 3.950%, 11/01/32 (8)	No Opt. Call	N/R	9,531
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
3,000	5.750%, 12/01/32	12/22 at 100.00	BB-	3,120,540
2,000	6.000%, 12/01/42	12/22 at 100.00	BB-	2,075,180
78

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 525	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/22	No Opt. Call	BB-	$537,700
	Wood County, Ohio, Hospital Facilities Revenue Bonds, Wood County Hospital Project, Refunding and Improvement Series 2012:
1,330	5.000%, 12/01/27 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	1,402,379
670	5.000%, 12/01/27 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	705,657
1,800	5.000%, 12/01/32 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	1,897,956
910	5.000%, 12/01/32 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	958,430
160,655	Total Ohio			150,467,901
	Oklahoma – 0.3%
1,470	Oklahoma City Airport Trust, Oklahoma, Revenue Bonds, Thirty-Third Series 2018, 5.000%, 7/01/47 (AMT)	7/28 at 100.00	A1	1,777,642
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
2,475	5.500%, 8/15/52	8/28 at 100.00	Baa3	3,018,559
11,720	5.500%, 8/15/57	8/28 at 100.00	Baa3	14,293,946
811	Oklahoma Development Finance Authority, Revenue Bonds, Provident Oklahoma Education Resources Inc- Cross Village Student Housing Project, Series 2017, 0.000%, 8/01/52 (8)	8/27 at 100.00	N/R	12,166
9,090	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2015, 5.000%, 6/01/35 (Mandatory Put 6/01/25) (AMT)	6/25 at 100.00	B-	10,174,710
25,566	Total Oklahoma			29,277,023
	Oregon – 0.2%
8,500	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc, Series 2016A, 5.000%, 1/01/48	1/26 at 100.00	A+	9,710,230
	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A:
1,855	5.400%, 10/01/44	10/24 at 100.00	N/R	1,996,351
1,600	5.500%, 10/01/49	10/24 at 100.00	N/R	1,723,136
1,000	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services Project, Refunding Series 2020A, 5.000%, 10/01/40	10/30 at 100.00	BBB+	1,232,350
215	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42 (AMT)	10/21 at 100.00	Aaa	215,312
9,925	Yamhill County School District 29J Newberg, Oregon, General Obligation Bonds, Series 2021A, 0.000%, 6/15/51	6/31 at 58.37	Aa1	4,445,606
23,095	Total Oregon			19,322,985
	Pennsylvania – 3.4%
315	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B	322,828
1,125	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011, 6.750%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	1,130,490
79

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A:
$ 4,540	4.000%, 7/15/38	7/29 at 100.00	A	$5,279,430
2,555	4.000%, 7/15/39	7/29 at 100.00	A	2,964,209
1,070	Allegheny County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corp, Refunding Series 2019, 4.875%, 11/01/24	No Opt. Call	B	1,170,612
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018:
260	5.000%, 5/01/23, 144A	No Opt. Call	Ba3	275,852
300	5.000%, 5/01/42, 144A	5/28 at 100.00	Ba3	353,163
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018:
5,565	5.000%, 5/01/28, 144A	No Opt. Call	N/R	6,626,245
1,580	5.375%, 5/01/42, 144A	5/28 at 100.00	N/R	1,847,541
2,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A	5/27 at 100.00	Ba3	2,296,780
	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A:
5,800	4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	5,908,518
455	3.500%, 4/01/41 (8)	No Opt. Call	N/R	569
3,750	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (8)	No Opt. Call	N/R	4,688
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (8)	No Opt. Call	N/R	2,500
2,270	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47 (Mandatory Put 4/01/21)	4/31 at 100.00	N/R	2,364,818
8,775	Bucks County Industrial Development Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke's University Health Network Project, Series 2021, 3.000%, 8/15/53	8/30 at 100.00	A-	8,951,290
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015:
150	5.000%, 1/01/38 (Pre-refunded 1/01/25)	1/25 at 100.00	N/R (7)	171,624
1,395	5.000%, 1/01/38	1/25 at 100.00	BBB+	1,534,905
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2019B:
1,100	5.000%, 7/01/31	7/29 at 100.00	A1	1,406,383
1,015	5.000%, 7/01/32	7/29 at 100.00	A1	1,293,638
1,000	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2019A, 5.000%, 7/01/44	7/29 at 100.00	A1	1,231,340
3,790	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/43 (Pre-refunded 12/01/26)	12/26 at 100.00	A2 (7)	4,637,899
80

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A:
$ 4,000	4.000%, 9/01/36 (UB) (4)	9/28 at 100.00	A	$4,578,000
2,185	5.000%, 9/01/43	9/28 at 100.00	A	2,645,751
5,445	5.000%, 9/01/48	9/28 at 100.00	A	6,552,186
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019:
1,000	4.000%, 9/01/37 (UB) (4)	9/29 at 100.00	A	1,155,220
2,240	4.000%, 9/01/44	9/29 at 100.00	A	2,547,440
	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
1,860	5.250%, 1/15/45	1/25 at 100.00	Ba1	2,074,774
1,310	5.250%, 1/15/46	1/25 at 100.00	Ba1	1,460,951
2,410	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A	6/30 at 100.00	N/R	2,597,281
2,410	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40, 144A (AMT)	6/30 at 100.00	N/R	2,597,281
1,650	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (AMT)	11/24 at 100.00	N/R	1,746,839
2,500	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	Caa1	1,920,725
4,500	Pennsylvania Economic Development Financing Authority, Governmental Lease Revenue Bonds, Forum Place Project, Series 2012, 5.000%, 3/01/34 (Pre-refunded 3/01/22)	3/22 at 100.00	A (7)	4,588,650
	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
10,395	5.000%, 12/31/38 (AMT)	6/26 at 100.00	BBB	12,166,620
3,750	5.000%, 6/30/42 (AMT)	6/26 at 100.00	BBB	4,363,387
3,865	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012, 5.000%, 5/01/37	11/22 at 100.00	BB+	3,952,272
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019:
1,000	4.000%, 8/15/34	8/29 at 100.00	AA	1,182,210
1,000	4.000%, 8/15/35	8/29 at 100.00	AA	1,180,100
1,500	4.000%, 8/15/36	8/29 at 100.00	AA	1,765,185
2,000	4.000%, 8/15/37	8/29 at 100.00	AA	2,347,120
4,225	4.000%, 8/15/38	8/29 at 100.00	AA	4,947,095
2,495	4.000%, 8/15/39	8/29 at 100.00	AA	2,914,559
3,345	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2014C, 5.000%, 12/01/39	12/24 at 100.00	A+	3,791,691
7,405	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	8,397,492
81

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	$18,570,000
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2017B-1:
3,180	5.000%, 6/01/42	6/27 at 100.00	A3	3,762,926
4,540	5.250%, 6/01/47	6/27 at 100.00	A3	5,490,131
29,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2019A, 5.000%, 12/01/44	12/29 at 100.00	A3	35,870,970
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A:
1,500	3.000%, 12/01/42	12/30 at 100.00	A	1,580,115
10,070	3.000%, 12/01/42 (UB) (4)	12/30 at 100.00	A	10,607,839
1,700	4.000%, 12/01/44	12/30 at 100.00	A	1,985,277
1,000	4.000%, 12/01/46	12/30 at 100.00	A	1,155,940
1,590	4.000%, 12/01/50	12/30 at 100.00	A	1,834,240
16,550	3.000%, 12/01/51 (UB) (4)	12/31 at 100.00	A	17,193,133
	Philadelphia Authority for Industrial Development, Pennsylvania, City Service Agreement Revenue Bonds, Series 2018:
2,500	5.000%, 5/01/36	5/28 at 100.00	A	3,053,150
2,250	5.000%, 5/01/37	5/28 at 100.00	A	2,743,087
2,230	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50, 144A	12/27 at 100.00	N/R	2,389,735
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General Ordinance, Refunding Sixteenth Series 2020B:
1,265	4.000%, 8/01/36 – AGM Insured	8/30 at 100.00	AA	1,496,963
1,615	4.000%, 8/01/37 – AGM Insured	8/30 at 100.00	AA	1,905,345
1,500	4.000%, 8/01/39 – AGM Insured	8/30 at 100.00	AA	1,760,685
1,750	4.000%, 8/01/40 – AGM Insured	8/30 at 100.00	AA	2,049,600
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General Ordinance, Sixteenth Series 2020A:
4,525	4.000%, 8/01/45 – AGM Insured	8/30 at 100.00	AA	5,229,678
3,365	5.000%, 8/01/50 – AGM Insured	8/30 at 100.00	AA	4,137,066
	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017:
8,865	5.000%, 7/01/31	7/27 at 100.00	BBB-	10,374,709
1,930	5.000%, 7/01/32	7/27 at 100.00	BBB-	2,253,256
5,400	5.000%, 7/01/34	7/27 at 100.00	BBB-	6,275,718
4,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, 5.000%, 7/01/34 (AMT)	7/27 at 100.00	A2	4,807,360
8,875	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Refunding Series 2012, 5.000%, 11/01/28 (Pre-refunded 11/01/22)	11/22 at 100.00	A+ (7)	9,334,192
82

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 2,400	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/30 – AGM Insured	11/21 at 100.00	AA	$ 2,406,912
259,900	Total Pennsylvania			289,516,178
	Puerto Rico – 2.2%
3,600	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Forward Delivery Series 2022A, 4.000%, 7/01/42, 144A (WI/DD, Settling 6/15/22)	7/32 at 100.00	N/R	3,979,368
23,075	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A	7/30 at 100.00	N/R	27,812,067
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B:
6,695	5.000%, 7/01/22, 144A	No Opt. Call	N/R	6,909,575
6,250	5.000%, 7/01/24, 144A	No Opt. Call	N/R	6,959,375
11,340	5.000%, 7/01/33, 144A	7/31 at 100.00	N/R	14,522,004
22,420	5.000%, 7/01/37, 144A	7/31 at 100.00	N/R	28,272,068
5,020	4.000%, 7/01/42, 144A	7/31 at 100.00	N/R	5,712,358
3,745	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	CCC	4,094,858
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
6,968	4.500%, 7/01/34	7/25 at 100.00	N/R	7,663,406
72,283	0.000%, 7/01/46	7/28 at 41.38	N/R	23,864,232
39,000	0.000%, 7/01/51	7/28 at 30.01	N/R	9,319,050
3,129	4.750%, 7/01/53	7/28 at 100.00	N/R	3,508,955
31,279	5.000%, 7/01/58	7/28 at 100.00	N/R	35,556,716
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	1,126,260
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
3,000	4.329%, 7/01/40	7/28 at 100.00	N/R	3,334,230
2,000	4.329%, 7/01/40	7/28 at 100.00	N/R	2,222,820
240,804	Total Puerto Rico			184,857,342
	South Carolina – 0.9%
3,330	Columbia, South Carolina, Stormwater System Revenue Bonds, City Stormwater Improvements, Green Series 2018, 5.000%, 2/01/48	2/28 at 100.00	AA+	4,091,504
10,000	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	11/23 at 100.30	Aa2	10,766,100
2,500	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018, 5.000%, 11/01/48	5/28 at 100.00	AA	2,983,575
3,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Prisma Health Obligated Group, Series 2018A, 5.000%, 5/01/48	5/28 at 100.00	A	3,580,290
7,140	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43 (Pre-refunded 6/01/22)	6/22 at 100.00	A (7)	7,369,194
83

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$ 3,000	South Carolina Public Service Authority, Revenue Obligation Bonds, Improvement Series 2021B, 4.000%, 12/01/51 (UB) (4)	12/31 at 100.00	A	$3,482,340
7,500	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2020A, 4.000%, 12/01/42 (UB) (4)	12/30 at 100.00	A	8,709,750
2,385	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014B, 5.000%, 12/01/31	6/24 at 100.00	A	2,649,854
2,165	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/31	6/26 at 100.00	A	2,555,891
5,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A	5,875,550
2,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A, 5.500%, 12/01/33	12/23 at 100.00	A	2,199,380
4,520	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013E, 5.000%, 12/01/48	12/23 at 100.00	A	4,926,303
	South Carolina State Ports Authority, Revenue Bonds, Series 2018:
4,860	5.000%, 7/01/31 (AMT)	7/28 at 100.00	A+	6,003,315
3,760	5.000%, 7/01/32 (AMT)	7/28 at 100.00	A+	4,639,840
4,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Refunding Series 2016A, 3.000%, 10/01/36	10/25 at 100.00	Aa3	4,225,480
2,500	Spartanburg Regional Health Services District, Inc, South Carolina, Hosptial Revenue Bonds, Series 2020A, 4.000%, 4/15/45 – AGM Insured	4/30 at 100.00	AA	2,877,475
67,660	Total South Carolina			76,935,841
	South Dakota – 0.1%
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument Health, Inc, Series 2020A:
5,710	3.000%, 9/01/45 (UB) (4)	9/30 at 100.00	AA-	5,950,277
4,800	4.000%, 9/01/50 (UB) (4)	9/30 at 100.00	AA-	5,473,104
910	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45	11/25 at 100.00	AA-	1,046,236
11,420	Total South Dakota			12,469,617
	Tennessee – 4.7%
1,000	Blount County Health and Educational Facilites Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc, Series 2016A, 5.000%, 1/01/37	1/25 at 102.00	N/R	887,190
2,920	Blount County, Tennessee, General Obligation Bonds, Refunding Series 2016B, 5.000%, 6/01/33	6/26 at 100.00	AA+	3,476,143
2,500	Bristol Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Pinnacle Project, Series 2016, 5.625%, 6/01/35	6/26 at 100.00	N/R	2,614,650
	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A:
1,500	5.000%, 1/01/33 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (7)	1,586,910
1,000	5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (7)	1,061,030
84

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
$ 100	5.000%, 8/01/31	8/29 at 100.00	BBB+	$126,307
100	5.000%, 8/01/32	8/29 at 100.00	BBB+	125,921
105	5.000%, 8/01/33	8/29 at 100.00	BBB+	131,820
100	5.000%, 8/01/35	8/29 at 100.00	BBB+	124,939
100	5.000%, 8/01/37	8/29 at 100.00	BBB+	123,928
835	5.000%, 8/01/44	8/29 at 100.00	BBB+	1,017,172
2,310	5.000%, 8/01/49	8/29 at 100.00	BBB+	2,790,388
	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Series 2015A:
500	5.000%, 9/01/31	9/25 at 100.00	AA+	580,470
1,750	5.000%, 9/01/32	9/25 at 100.00	AA+	2,030,910
	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A:
500	5.000%, 10/01/34	10/24 at 100.00	BBB	556,650
1,575	5.000%, 10/01/44	10/24 at 100.00	BBB	1,743,651
8,775	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	AA-	8,855,203
665	Clarksville, Tennessee, Electric System Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/27	9/24 at 100.00	Aa2	751,497
510	DeKalb Utility District, DeKalb County, Tennessee, Waterworks Revenue Bonds, Refunding Series 2017, 3.500%, 4/01/42	4/26 at 100.00	A	559,541
900	Franklin County Health and Educational Facilities Board, Tennessee, Revenue Bonds, University of the South, Refunding & Improvement Series 2014, 5.000%, 9/01/29	9/22 at 100.00	A+	937,125
	Franklin Special School District, Williamson County, Tennessee, General Obligation Bonds, School Improvement Series 2019:
1,000	5.000%, 6/01/37	6/29 at 100.00	Aa1	1,254,900
1,000	5.000%, 6/01/38	6/29 at 100.00	Aa1	1,254,660
	Gallatin, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2015:
1,655	5.000%, 1/01/31	1/25 at 100.00	AA	1,883,936
1,270	5.000%, 1/01/38	1/25 at 100.00	AA	1,437,221
	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A:
5,000	5.000%, 7/01/31	7/23 at 100.00	A	5,396,750
4,860	5.000%, 7/01/32	7/23 at 100.00	A	5,243,891
1,660	5.000%, 7/01/33	7/23 at 100.00	A	1,789,912
6,500	5.000%, 7/01/34	7/23 at 100.00	A	7,005,115
2,000	5.000%, 7/01/36	7/28 at 100.00	A	2,437,380
2,395	5.000%, 7/01/37	7/28 at 100.00	A	2,911,913
1,375	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2019, 4.000%, 4/01/39	4/29 at 100.00	AA	1,594,918
85

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding Series 2018:
$ 1,000	4.000%, 4/01/35	4/26 at 100.00	AA	$1,125,870
1,415	4.000%, 4/01/38	4/26 at 100.00	AA	1,589,625
1,500	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/25	No Opt. Call	AA+	1,762,950
	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2016:
2,870	5.000%, 9/01/34	9/25 at 100.00	AA+	3,332,443
4,785	5.000%, 9/01/42	9/25 at 100.00	AA+	5,549,069
6,000	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2014, 5.000%, 9/01/44	9/24 at 100.00	AA+	6,746,460
	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2020:
1,425	4.000%, 9/01/40 (UB) (4)	9/29 at 100.00	AA+	1,678,678
3,385	4.000%, 9/01/45 (UB) (4)	9/29 at 100.00	AA+	3,942,273
2,950	4.000%, 9/01/50 (UB) (4)	9/29 at 100.00	AA+	3,427,900
5,180	Hendersonville Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Hickory Pointe Poject, Series 2010, 4.875%, 12/01/25	No Opt. Call	AA+	5,984,609
670	Jackson Energy Authority, Tennessee, Gas System Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/28	6/25 at 100.00	Aa2	774,312
	Jackson Energy Authority, Tennessee, Water System Revenue Bonds, Series 2012:
270	5.000%, 12/01/24	No Opt. Call	Aa3	308,983
140	5.000%, 12/01/25	No Opt. Call	Aa3	165,551
175	5.000%, 12/01/26	No Opt. Call	Aa3	213,117
3,825	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Refunding 2015, 5.000%, 4/01/36	4/25 at 100.00	A2	4,311,387
2,885	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Series 2018A, 5.000%, 4/01/41	10/28 at 100.00	A2	3,478,271
	Johnson City Energy Authority, Tennessee, Electric System Revenue Bonds, Series 2017:
1,000	5.000%, 5/01/28	5/27 at 100.00	Aa2	1,224,080
1,000	5.000%, 5/01/29	5/27 at 100.00	Aa2	1,219,430
1,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	A	1,035,260
	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C:
2,735	5.125%, 7/01/25 – NPFG Insured (ETM)	11/21 at 100.00	Baa2 (7)	2,972,644
9,570	5.250%, 7/01/28 – NPFG Insured (ETM)	11/21 at 100.00	AAA	10,513,315
1,270	Kingsport Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Model City Apartments Project, Series 2009, 5.000%, 7/20/29	10/21 at 100.00	N/R	1,271,003
4,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2016, 5.000%, 9/01/47	9/26 at 100.00	BBB	4,488,440
86

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2017:
$ 2,000	4.000%, 4/01/36	4/27 at 100.00	BBB	$2,178,940
310	5.000%, 4/01/36	4/27 at 100.00	BBB	356,946
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A:
2,955	5.000%, 1/01/36	1/27 at 100.00	A+	3,512,402
5,815	5.000%, 1/01/47	1/27 at 100.00	A+	6,856,176
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, East Tennessee Children's Hospital, Series 2019:
3,030	5.000%, 11/15/37	2/29 at 100.00	A	3,731,415
7,500	4.000%, 11/15/43	2/29 at 100.00	A	8,524,275
1,315	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2015, 5.000%, 1/01/31	1/25 at 100.00	AA-	1,496,904
	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2017:
1,475	4.000%, 1/01/32	1/26 at 100.00	AA-	1,661,927
1,000	4.000%, 1/01/35	1/26 at 100.00	AA-	1,120,150
	Loudon, Tennessee, Water and Sewer Revenue Refunding Bonds, Series 2012A:
485	4.000%, 3/01/22 (AMT) (ETM)	No Opt. Call	A+ (7)	492,173
1,000	4.000%, 3/01/28 (Pre-refunded 3/01/22) (AMT)	3/22 at 100.00	A+ (7)	1,014,790
2,000	5.000%, 3/01/32 (Pre-refunded 3/01/22) (AMT)	3/22 at 100.00	A+ (7)	2,037,740
1,335	McMinnville-Warren County Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Beersheba Heights Towers, Series 2009, 5.500%, 11/20/39	10/21 at 100.00	N/R	1,352,702
6,000	Memphis & Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tourism Development Zone Revenue Bonds, Refunding Series 2017B, 5.000%, 11/01/30	11/26 at 100.00	AA	7,172,280
4,730	Memphis, Tennessee, Electric System Revenue Bonds, Memphis Light , Gas and Water Division Series 2020A, 4.000%, 12/01/50	12/30 at 100.00	Aa2	5,564,041
3,270	Memphis, Tennessee, Gas System Revenue Bonds, Memphis Light, Gas & Water Division, Series 2020, 4.000%, 12/01/50	12/30 at 100.00	Aa1	3,852,616
1,400	Memphis, Tennessee, Gas System Revenue Bonds, Series 2017, 5.000%, 12/01/31	12/27 at 100.00	Aa1	1,725,066
	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Refunding Series 2020B:
1,000	5.000%, 10/01/35 (UB) (4)	10/30 at 100.00	AA+	1,306,050
1,420	5.000%, 10/01/36 (UB) (4)	10/30 at 100.00	AA+	1,847,917
1,500	5.000%, 10/01/37 (UB) (4)	10/30 at 100.00	AA+	1,944,675
2,250	5.000%, 10/01/38 (UB) (4)	10/30 at 100.00	AA+	2,907,630
2,560	5.000%, 10/01/39 (UB) (4)	10/30 at 100.00	AA+	3,299,686
2,120	5.000%, 10/01/40 (UB) (4)	10/30 at 100.00	AA+	2,726,553
2,000	Memphis, Tennessee, Water System Revenue Bonds, Memphis Light, Gas & Water Divsion Series 2020, 4.000%, 12/01/50	12/30 at 100.00	AAA	2,365,580
87

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$ 215	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27	No Opt. Call	N/R	$208,787
	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Refunding Series 2020A:
1,040	4.000%, 7/01/35	7/30 at 100.00	A2	1,236,799
450	4.000%, 7/01/36	7/30 at 100.00	A2	533,394
455	4.000%, 7/01/37	7/30 at 100.00	A2	537,701
375	4.000%, 7/01/38	7/30 at 100.00	A2	442,065
635	4.000%, 7/01/39	7/30 at 100.00	A2	746,633
10,425	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2018, 5.000%, 7/01/47 (AMT)	7/28 at 100.00	A	12,409,190
4,715	Metropolitan Governemnt of Nashville & Davidson County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Parkwood Villa Apartments Project, Series 2010, 4.600%, 3/01/40 (Mandatory Put 3/01/25)	11/21 at 100.00	AA+	4,726,363
1,035	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue Bonds, Series 2010A-1, 5.000%, 7/01/26	11/21 at 100.00	A+	1,038,343
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
1,440	5.000%, 11/01/26	11/21 at 100.00	A+	1,444,694
660	5.000%, 11/01/27	11/21 at 100.00	A+	662,138
1,300	5.000%, 11/01/28	11/21 at 100.00	A+	1,304,173
1,295	5.000%, 11/01/29	11/21 at 100.00	A+	1,299,157
1,495	5.000%, 11/01/30	11/21 at 100.00	A+	1,499,754
710	5.000%, 11/01/31	11/21 at 100.00	A+	712,244
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Blakeford at Green Hills, Refunding & Improvement Series 2012:
1,500	5.000%, 7/01/27 (Pre-refunded 7/01/22)	7/22 at 100.00	BBB- (7)	1,550,805
1,340	5.000%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	BBB- (7)	1,385,386
1,210	5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	BBB- (7)	1,250,983
2,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Blakeford at Green Hills, Series 2020A, 4.000%, 11/01/55	11/25 at 102.00	BBB-	2,125,900
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A:
1,000	4.625%, 6/15/27, 144A (8)	No Opt. Call	N/R	600,000
1,900	0.000%, 6/15/37, 144A (8)	6/27 at 100.00	N/R	1,140,000
88

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A:
$ 610	5.000%, 10/01/30	10/26 at 100.00	BBB	$714,469
640	5.000%, 10/01/31	10/26 at 100.00	BBB	746,874
670	5.000%, 10/01/32	10/26 at 100.00	BBB	780,034
705	5.000%, 10/01/33	10/26 at 100.00	BBB	818,745
745	5.000%, 10/01/34	10/26 at 100.00	BBB	863,448
780	5.000%, 10/01/35	10/26 at 100.00	BBB	902,257
2,750	5.000%, 10/01/45	10/26 at 100.00	BBB	3,134,340
2,500	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2019A, 5.250%, 10/01/58	10/29 at 100.00	BBB	3,012,725
515	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship Education Project, Series 2017E, 5.375%, 6/01/52, 144A	6/26 at 100.00	N/R	563,328
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A:
2,740	5.000%, 7/01/35	7/26 at 100.00	A3	3,247,010
1,165	5.000%, 7/01/40	7/26 at 100.00	A3	1,373,453
5,000	5.000%, 7/01/46	7/26 at 100.00	A3	5,853,550
5,240	5.000%, 7/01/46 (UB) (4)	7/26 at 100.00	A3	6,134,520
385	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2017A, 5.000%, 7/01/48	7/27 at 100.00	A3	459,548
5,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2017A, 5.000%, 5/15/42	5/27 at 100.00	AA+	6,050,150
495	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/23 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (7)	512,711
2,500	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Tender Option Bond Trust 2015-XF0224, 18.193%, 7/01/27 (Pre-refunded 7/01/23), 144A (IF) (4)	7/23 at 100.00	AA (7)	3,335,925
5,750	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Improvement Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A1	6,628,485
	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Subordinate Series 2019A:
1,000	4.000%, 7/01/49	7/30 at 100.00	A2	1,154,150
5,350	4.000%, 7/01/54	7/30 at 100.00	A2	6,147,257
2,000	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Subordinate Series 2019B, 5.000%, 7/01/44 (AMT)	7/30 at 100.00	A2	2,461,540
1,160	Metropolitan Nashville Airport Authority, Tennessee, Special Facility Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010, 5.200%, 7/01/26	11/21 at 100.00	Baa3	1,161,021
89

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Nashville Metropolitan Development and Housing Agency, Tennessee, Tax increment Bonds, Fifth & Broadway Development Project, Series 2018:
$ 700	4.500%, 6/01/28, 144A	No Opt. Call	N/R	$768,229
570	5.125%, 6/01/36, 144A	6/28 at 100.00	N/R	650,712
	New Memphis Arena Public Building Authority, Memphis and Shelby County, Tennessee, Local Government Public Improvement Bonds, Capital Appreciation Series 2021:
3,250	0.000%, 4/01/39	4/31 at 83.61	AA	2,135,380
5,300	0.000%, 4/01/40	4/31 at 81.47	AA	3,375,411
4,850	0.000%, 4/01/41	4/31 at 79.40	AA	2,987,842
4,175	0.000%, 4/01/42	4/31 at 77.25	AA	2,489,928
3,485	0.000%, 4/01/43	4/31 at 75.19	AA	2,014,644
3,275	0.000%, 4/01/44	4/31 at 73.15	AA	1,833,181
4,675	0.000%, 4/01/45	4/31 at 71.11	AA	2,530,157
4,450	0.000%, 4/01/46	4/31 at 69.30	AA	2,336,650
	Portland, Tennessee, Water and Sewer System Revenue Bonds, Series 2020:
1,225	4.000%, 4/01/35 – AGM Insured	4/30 at 100.00	AA	1,451,282
1,485	4.000%, 4/01/40 – AGM Insured	4/30 at 100.00	AA	1,735,475
1,000	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Le Bonheur Healthcare, Series 2012, 5.000%, 5/01/42 (Pre-refunded 5/01/22)	5/22 at 100.00	A1 (7)	1,027,450
	Shelby County Health, Educational and Housing Facility Board, Tennessee, Educational Facilities Revenue Bonds, Rhodes College, Series 2015:
700	5.000%, 8/01/40	8/25 at 100.00	A+	799,288
1,000	5.000%, 8/01/45	8/25 at 100.00	A+	1,142,010
1,100	Shelby County Health, Educational and Housing Facility Board, Tennessee, Residential Care Facility Mortgage Revenue Bonds, The Village at Germantown, Series 2014, 5.250%, 12/01/44	12/24 at 100.00	BBB-	1,191,971
1,500	Shelby County Health, Educational and Housing Facility Board, Tennessee, Residential Care Facility Mortgage Revenue Bonds, The Village at Germantown, Series 2012, 5.250%, 12/01/42 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	1,586,865
	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Refunding Series 2015B:
4,160	5.000%, 11/01/33 (Pre-refunded 11/01/25) (UB) (4)	11/25 at 100.00	AA+ (7)	4,917,869
6,225	5.000%, 11/01/34 (Pre-refunded 11/01/25) (UB) (4)	11/25 at 100.00	AA+ (7)	7,359,070
1,500	5.000%, 11/01/35 (Pre-refunded 11/01/25)	11/25 at 100.00	AA+ (7)	1,773,270
1,295	5.000%, 11/01/40 (Pre-refunded 11/01/25)	11/25 at 100.00	AA+ (7)	1,530,923
5,000	5.000%, 11/01/40 (Pre-refunded 11/01/25) (UB) (4)	11/25 at 100.00	AA+ (7)	5,910,900
10,000	5.000%, 11/01/45 (Pre-refunded 11/01/25) (UB) (4)	11/25 at 100.00	AA+ (7)	11,821,800
	Tennessee State, General Obligation Bonds, Series 2014A:
1,000	5.000%, 9/01/33 (Pre-refunded 9/01/24)	9/24 at 100.00	AAA	1,136,300
675	5.000%, 9/01/34 (Pre-refunded 9/01/24)	9/24 at 100.00	AAA	767,003
90

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Tennessee State, General Obligation Bonds, Series 2015A:
$ 1,535	5.000%, 8/01/34 (Pre-refunded 8/01/25)	8/25 at 100.00	AAA	$1,801,461
1,250	5.000%, 8/01/35 (Pre-refunded 8/01/25)	8/25 at 100.00	AAA	1,466,988
3,785	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, 4.000%, 11/01/49 (Mandatory Put 11/01/25)	8/25 at 100.22	A2	4,243,439
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
1,755	5.250%, 9/01/22	No Opt. Call	A2	1,833,343
3,230	5.250%, 9/01/24	No Opt. Call	A2	3,663,078
2,520	5.250%, 9/01/26	No Opt. Call	A2	2,993,281
2,100	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	2,545,116
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
250	5.000%, 2/01/22	No Opt. Call	A	253,828
600	5.000%, 2/01/23	No Opt. Call	A	636,324
100	5.000%, 2/01/24	No Opt. Call	A	110,284
5,090	5.000%, 2/01/27	No Opt. Call	A	6,068,094
10,870	4.000%, 5/01/48 (Mandatory Put 5/01/23)	2/23 at 100.43	A2	11,416,978
	Watauga River Regional Water Authority, Tennessee, Waterworks Revenue Bonds, Series 2012:
500	5.000%, 7/01/34 (Pre-refunded 7/01/22)	7/22 at 100.00	A (7)	517,315
4,385	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A (7)	4,536,853
1,700	Watauga River Regional Water Authority, Tennessee, Waterworks Revenue Bonds, Series 2017, 4.000%, 7/01/37	7/27 at 100.00	A	1,954,286
500	West Knox Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 6/01/41	6/24 at 100.00	AA+	557,210
4,995	West Wilson Utility District, Wilson County, Tennessee, Water Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/45	6/25 at 100.00	AA	5,753,591
310	Williamson County HB & TS Utility District, Tennessee, Waterworks Revenue Bonds, Series 2020, 4.000%, 9/01/41	9/29 at 100.00	AA	360,536
374,945	Total Tennessee			407,352,009
	Texas – 6.5%
8,520	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Great Hearts America - Texas, Series 2021A, 3.000%, 8/15/56 (UB) (4)	8/31 at 100.00	Aaa	8,903,230
6,000	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Harmony Public Schools, Series 2021A, 3.000%, 2/15/46 (UB) (4)	2/31 at 100.00	AAA	6,358,320
4,035	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Riverwalk Education Foundation, Series 2019, 3.000%, 8/15/54 (UB) (4)	8/29 at 100.00	AAA	4,174,409
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2016A:
125	5.000%, 12/01/46	12/26 at 100.00	BBB-	142,318
740	5.000%, 12/01/51	12/26 at 100.00	BBB-	841,158
10,000	Arlington, Texas, Special Tax Revenue Bonds, Subordinate Lien Series 2018C, 5.000%, 2/15/48 – BAM Insured	2/23 at 100.00	AA	10,497,700
91

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Austin, Texas, Airport System Revenue Bonds, Series 2019B:
$ 6,000	5.000%, 11/15/44 (AMT)	11/29 at 100.00	A1	$7,409,340
10,960	5.000%, 11/15/48 (AMT)	11/29 at 100.00	A1	13,465,894
	Carrollton-Farmers Branch Independent School District, Dallas County, Texas, General Obligation Bonds, School Building Series 2021:
1,260	3.000%, 2/15/37	2/30 at 100.00	AAA	1,392,514
1,150	3.000%, 2/15/38	2/30 at 100.00	AAA	1,266,897
965	3.000%, 2/15/39	2/30 at 100.00	AAA	1,059,589
765	3.000%, 2/15/40	2/30 at 100.00	AAA	837,537
5,410	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2018, 5.000%, 1/01/48	1/28 at 100.00	A-	6,423,888
2,745	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32	8/22 at 100.00	A-	2,832,620
1,250	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33	8/23 at 100.00	A-	1,362,275
2,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A, 4.250%, 12/01/34	12/24 at 100.00	BBB-	2,666,425
9,700	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	BBB-	10,658,845
	Collin County Community College District, Texas, General Obligation Bonds, Series 2020A:
3,870	4.000%, 8/15/36	8/29 at 100.00	AAA	4,633,164
4,105	4.000%, 8/15/37	8/29 at 100.00	AAA	4,900,959
3,300	4.000%, 8/15/38	8/29 at 100.00	AAA	3,930,960
12,265	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/46 (UB) (4)	12/25 at 100.00	AA+	14,272,290
5,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E, 5.000%, 11/01/42 (Pre-refunded 11/01/21) (AMT)	11/21 at 100.00	A1 (7)	5,017,950
1,720	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc Project, Series 2012A RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa2	1,787,424
	Fort Bend County, Texas, Toll Road Revenue Bonds, Senior Lien Series 2021:
1,000	3.000%, 3/01/46 – BAM Insured (UB) (4)	3/31 at 100.00	AA	1,060,850
1,625	3.000%, 3/01/51 – BAM Insured (UB) (4)	3/31 at 100.00	AA	1,713,270
	Fort Bend Grand Parkway Toll Road Authority, Texas, Revenue Bonds Series 2021:
1,555	3.000%, 3/01/46 (UB) (4)	3/31 at 100.00	Aa1	1,663,244
1,485	3.000%, 3/01/51 (UB) (4)	3/31 at 100.00	Aa1	1,581,169
5,960	Godley Independent School District, Texas, General Obligation Bonds, School Building Series 2021, 3.000%, 2/15/46 (UB) (4)	2/31 at 100.00	Aaa	6,414,986
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C:
8,000	4.000%, 10/01/45	4/30 at 100.00	A+	9,209,680
12,420	4.000%, 10/01/49	4/30 at 100.00	A+	14,222,266
92

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,075	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)	10/22 at 100.00	BB	$1,094,017
5,200	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-3, 5.000%, 7/01/49 (Mandatory Put 12/01/26)	9/26 at 100.78	A+	6,285,656
23,500	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Texas Childrens Hospital, Series 2021A, 3.000%, 10/01/51 (UB) (4)	10/31 at 100.00	AA	24,400,520
8,585	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men's Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	Baa2	8,849,075
1,325	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	Baa2	720,349
1,735	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (AMT)	7/25 at 100.00	B	1,926,822
7,115	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Airport Improvements Project, Refunding Series 2020C, 5.000%, 7/15/27 (AMT)	No Opt. Call	B-	8,325,333
9,900	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Technical Operations Center Project, Series 2018, 5.000%, 7/15/28 (AMT)	No Opt. Call	B	11,759,319
250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	Ba3	272,335
430	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2020A, 5.000%, 7/01/27 (AMT)	No Opt. Call	B-	504,407
1,645	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Series 2021B-1, 4.000%, 7/15/41 (AMT)	7/29 at 100.00	B-	1,753,356
1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal Improvements Project, Refunding Series 2020B-2, 5.000%, 7/15/27 (AMT)	No Opt. Call	B-	1,173,820
8,755	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2017B, 5.000%, 11/15/37	11/27 at 100.00	Aa2	10,717,083
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014:
2,560	5.000%, 9/01/32	9/24 at 100.00	A	2,841,626
335	5.000%, 9/01/34	9/24 at 100.00	A	371,542
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015:
1,360	5.000%, 8/15/30	8/25 at 100.00	A	1,543,954
1,280	5.000%, 8/15/35	8/25 at 100.00	A	1,439,757
	Lamar Consolidated Independent School District, Fort Bend County, Texas, General Obligation Bonds, Schoolhouse Series 2021:
9,460	3.000%, 2/15/51	2/31 at 100.00	AAA	10,061,751
5,000	3.000%, 2/15/56 (UB) (4)	2/31 at 100.00	AAA	5,292,050
1,000	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds, Series 2017, 5.000%, 11/01/35 (AMT)	11/26 at 100.00	A1	1,188,510
6,720	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company - Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/28 (AMT)	11/22 at 100.00	Baa1	7,040,410
93

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,800	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2018, 5.000%, 5/15/48	5/28 at 100.00	A+	$2,155,068
	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2020:
2,250	5.000%, 5/15/34	5/29 at 100.00	A+	2,834,820
1,120	5.000%, 5/15/35	5/29 at 100.00	A+	1,407,291
	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2021:
3,000	5.000%, 5/15/46	5/30 at 100.00	A+	3,725,550
5,795	5.000%, 5/15/51	5/30 at 100.00	A+	7,152,479
7,000	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, Central Power & Light Company Project, Refunding Series 2001A, 2.600%, 11/01/29	No Opt. Call	A-	7,503,510
4,520	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	4,753,548
4,510	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45, 144A (AMT) (8), (9)	1/26 at 102.00	N/R	115,764
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series 2016:
665	5.000%, 11/01/46	11/23 at 103.00	BBB-	713,811
805	5.000%, 11/01/51	11/23 at 103.00	BBB-	863,234
570	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series 2018A, 5.500%, 7/01/54	7/24 at 103.00	N/R	601,470
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communites Crestview Project, Series 2016:
1,100	5.000%, 11/15/36	11/24 at 102.00	BB+	1,196,316
1,550	5.000%, 11/15/46	11/24 at 102.00	BB+	1,672,109
755	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc Project, Series 2014, 5.500%, 1/01/43	1/25 at 100.00	N/R	788,590
9,680	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Westminster Project, Series 2016, 4.000%, 11/01/36	11/24 at 102.00	BBB	10,454,690
	New Hope Cultural Education Facilities Finance Corporation, Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1:
20,000	5.250%, 1/01/42	1/28 at 103.00	N/R	19,801,400
19,015	5.500%, 1/01/57	1/28 at 103.00	N/R	18,664,744
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, LLC-Texas A&M University-Corpus Christi Project, Series 2016A:
30	5.000%, 4/01/31 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (7)	35,709
360	5.000%, 4/01/36 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (7)	428,504
65	5.000%, 4/01/48 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (7)	77,369
6,625	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A, 4.100%, 4/01/34 – AGM Insured	4/24 at 100.00	AA	7,055,625
94

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - San Antonio 1, LLC - Texas A&M University - San Antonio Project,:
$ 1,275	5.000%, 4/01/31 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (7)	$1,514,509
1,290	5.000%, 4/01/36 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (7)	1,532,326
2,445	5.000%, 4/01/48 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (7)	2,904,293
1,250	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Stephenville II, LLC - Tarleton State University Project, Series 2014A, 5.000%, 4/01/34 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (7)	1,383,512
3,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/34 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (7)	3,328,320
10,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	Caa1	8,600,000
10,880	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, 6.750%, 9/01/45 (Pre-refunded 9/01/31)	9/31 at 100.00	N/R (7)	16,478,957
7,915	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A, 5.000%, 1/01/38	1/29 at 100.00	A+	9,820,536
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier Series 2021B:
17,405	3.000%, 1/01/46 (UB) (4)	1/31 at 100.00	A	18,195,361
13,265	3.000%, 1/01/51 (UB) (4)	1/31 at 100.00	A	13,805,814
4,410	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/34	1/25 at 100.00	A	5,015,493
4,395	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Refunding Series 2018A, 5.000%, 10/01/32 (AMT)	10/28 at 100.00	Aaa	5,492,915
	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A:
655	5.000%, 2/01/29	2/24 at 100.00	Ba1	704,498
1,805	5.000%, 2/01/34	2/24 at 100.00	Ba1	1,926,639
385	5.125%, 2/01/39	2/24 at 100.00	Ba1	410,233
645	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007, 5.500%, 8/01/27	No Opt. Call	A2	806,830
5,950	Stephen F Austin State University, Texas, Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 10/15/42	10/28 at 100.00	AA-	7,255,489
3,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	3,552,180
3,435	Tarrant County Cultural Education Facilities, Texas, Finance Corporation Revenue Bonds, Christus Health, Refunding Series 2018B, 5.000%, 7/01/35	1/29 at 100.00	A+	4,226,630
4,535	Temple College District, Bell County, Texas, General Obligation Limited Tax, Series 2021, 3.000%, 7/01/46 (UB) (4)	7/31 at 100.00	AA-	4,815,580
10,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Refunding Series 2021, 5.000%, 12/15/32	No Opt. Call	A3	13,392,600
95

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 10,115	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/40 (AMT)	12/25 at 100.00	Baa3	$11,358,235
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A:
2,570	4.000%, 6/30/35	12/30 at 100.00	Baa2	3,036,224
4,820	4.000%, 12/31/35	12/30 at 100.00	Baa2	5,687,504
1,515	4.000%, 6/30/37	12/30 at 100.00	Baa2	1,776,656
2,650	4.000%, 12/31/38	12/30 at 100.00	Baa2	3,094,802
2,550	4.000%, 12/31/39	12/30 at 100.00	Baa2	2,967,639
7,300	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43 (AMT)	9/23 at 100.00	Baa3	8,141,617
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2015B:
16,500	0.000%, 8/15/36	8/24 at 59.60	A	9,499,710
7,000	0.000%, 8/15/37	8/24 at 56.94	A	3,848,040
2,910	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2020A, 3.000%, 8/15/40	8/30 at 100.00	A	3,064,114
10,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/37	8/24 at 100.00	A-	11,193,200
	Texas Water Development Board, State Revolving Fund Revenue Bonds, New Series 2020:
4,165	3.000%, 8/01/39	8/30 at 100.00	AAA	4,583,333
5,000	3.000%, 8/01/40	8/30 at 100.00	AAA	5,489,650
1,030	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Road Improvement Series 2015, 6.000%, 12/01/32 – BAM Insured	12/24 at 100.00	AA	1,197,220
1,135	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Utility Improvement Series 2015, 6.000%, 12/01/31 – BAM Insured	12/24 at 100.00	AA	1,320,425
	Waco Educational Finance Corp, Texas, Revenue Bonds, Baylor University, Series 2021:
1,315	4.000%, 3/01/46 (UB) (4)	3/31 at 100.00	A+	1,526,347
1,315	4.000%, 3/01/51 (UB) (4)	3/31 at 100.00	A+	1,519,640
513,705	Total Texas			554,731,535
	Utah – 0.9%
5,780	Military Installation Development Authority, Utah, Tax Allocation Revenue Bonds, Series 2021A-2, 4.000%, 6/01/52	9/26 at 103.00	N/R	5,846,297
2,600	Red Bridge Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A	2/26 at 103.00	N/R	2,702,102
20,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A, 5.000%, 7/01/42 (AMT)	7/27 at 100.00	A	23,802,400
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A:
8,180	5.000%, 7/01/43 (AMT)	7/28 at 100.00	A	9,859,763
12,610	5.250%, 7/01/48 (AMT)	7/28 at 100.00	A	15,359,484
96

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah (continued)
$ 5,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2021A, 4.000%, 7/01/51 (AMT) (UB) (4)	7/31 at 100.00	A	$5,708,450
	Utah Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012:
125	5.600%, 7/15/22 (ETM)	No Opt. Call	N/R (7)	130,190
850	6.300%, 7/15/32 (Pre-refunded 7/15/22)	7/22 at 100.00	N/R (7)	889,721
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Providence Hall Projects, Refunding Serier 2021A, 4.000%, 10/15/46	10/31 at 100.00	Aa2	1,156,580
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Providence Hall Projects, Refunding Series 2021A, 4.000%, 10/15/51	10/31 at 100.00	Aa2	1,151,230
1,705	Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson Reagan Academy Project, Refunding Series 2016A, 5.000%, 2/15/46, 144A	2/26 at 100.00	BB	1,834,051
7,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2018A, 5.000%, 5/15/41	5/26 at 100.00	AA+	8,152,410
65,850	Total Utah			76,592,678
	Virginia – 1.5%
	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020:
705	4.000%, 7/01/38	7/30 at 100.00	AA-	832,337
1,080	4.000%, 7/01/39	7/30 at 100.00	AA-	1,271,776
	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018:
4,520	5.000%, 9/01/37, 144A	9/27 at 100.00	N/R	4,932,043
2,430	4.500%, 9/01/45, 144A	9/27 at 100.00	N/R	2,578,862
5,600	5.000%, 9/01/45, 144A	9/27 at 100.00	N/R	6,094,368
7,930	Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A, 4.000%, 7/01/51	7/30 at 100.00	AA-	9,152,806
10,070	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	10/21 at 100.00	B-	10,126,392
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	1,070,600
15,620	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher Education Financing Program, Series 2021C, 3.000%, 9/01/46 (UB) (4)	9/31 at 100.00	AA+	16,903,964
5,000	Virginia Port Authority, General Fund Revenue Bonds, Series 2015, 5.000%, 7/01/40 (Pre-refunded 7/01/25) (AMT)	7/25 at 100.00	AA+ (7)	5,830,950
2,000	Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/41 (AMT)	7/26 at 100.00	A1	2,325,620
2,000	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019A, 5.500%, 7/01/49, 144A	7/34 at 100.00	N/R	2,177,980
97

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
$ 3,400	5.000%, 12/31/47 (AMT)	6/27 at 100.00	BBB	$4,051,474
1,740	5.000%, 12/31/49 (AMT)	6/27 at 100.00	BBB	2,070,061
3,365	5.000%, 12/31/52 (AMT)	6/27 at 100.00	BBB	3,985,775
13,250	5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	15,684,423
	Virginia Small Business Financing Authority, Revenue Bonds, National Senior Campuses Inc Obligated Group, Series 2020A:
3,415	4.000%, 1/01/45	7/27 at 103.00	A	3,852,871
6,340	4.000%, 1/01/51	7/27 at 103.00	A	7,107,837
5,500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (AMT)	1/22 at 100.00	BBB	5,559,565
13,975	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2019, 5.000%, 7/01/49 (AMT)	1/22 at 100.00	BBB	14,119,082
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
3,515	5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	3,633,315
7,715	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	7,986,568
120,170	Total Virginia			131,348,669
	Washington – 1.5%
2,450	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	2,476,191
210	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	253,233
5,385	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A, 5.000%, 5/01/30 (AMT)	5/27 at 100.00	AA-	6,450,422
	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019:
10,000	5.000%, 4/01/38 (AMT)	4/29 at 100.00	AA-	12,248,000
7,225	5.000%, 4/01/39 (AMT)	4/29 at 100.00	AA-	8,829,673
	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016:
3,825	5.000%, 12/01/30	12/26 at 100.00	Baa2	4,492,730
1,950	5.000%, 12/01/31	12/26 at 100.00	Baa2	2,284,250
4,000	5.000%, 12/01/32	12/26 at 100.00	Baa2	4,676,280
1,120	5.000%, 12/01/37	12/26 at 100.00	Baa2	1,298,248
	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012:
2,775	5.000%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	2,796,062
2,435	5.000%, 12/01/42 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	2,453,676
1,600	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/28 (Pre-refunded 5/15/24)	5/24 at 100.00	AA- (7)	1,790,288
98

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017:
$ 5,180	5.000%, 8/15/34	8/27 at 100.00	BBB-	$6,063,345
1,775	5.000%, 8/15/35	8/27 at 100.00	BBB-	2,074,886
2,500	5.000%, 8/15/36	8/27 at 100.00	BBB-	2,916,225
2,400	5.000%, 8/15/37	8/27 at 100.00	BBB-	2,793,792
5,010	4.000%, 8/15/42	8/27 at 100.00	BBB-	5,429,287
	Washington Health Care Facilities Authority, Revenue Bonds, Yakima Valley Memorial Hospital Association, Series 2016:
6,000	5.000%, 12/01/41	12/26 at 100.00	Ba1	6,817,680
5,930	5.000%, 12/01/46	12/26 at 100.00	Ba1	6,692,835
4,640	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Refunding Subordinate Series 2021B Exchange Purchase, 4.000%, 7/01/43	7/31 at 100.00	Baa3	5,227,099
12,000	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 5.000%, 7/01/58 (UB) (4)	7/28 at 100.00	Baa1	14,441,760
	Washington State Higher Education Facilities Authority, Revenue Bonds, Seattle University, Series 2020:
1,000	4.000%, 5/01/45	5/30 at 100.00	A	1,139,060
1,025	4.000%, 5/01/50	5/30 at 100.00	A	1,162,145
	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016:
1,155	5.000%, 7/01/41, 144A	7/26 at 100.00	N/R	1,252,609
2,000	5.000%, 7/01/46, 144A	7/26 at 100.00	N/R	2,155,280
3,805	5.000%, 7/01/51, 144A	7/26 at 100.00	N/R	4,091,745
1,100	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/28	7/23 at 100.00	A-	1,171,940
2,340	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB-	2,409,826
8,520	Washington State, General Obligation Bonds, Various Purpose Series 2015B, 5.000%, 2/01/36	2/25 at 100.00	Aaa	9,739,979
109,355	Total Washington			125,628,546
	West Virginia – 0.4%
12,460	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Arch Resources Project, Series 2020, 5.000%, 7/01/45 (Mandatory Put 7/01/25) (AMT)	1/25 at 100.00	B	13,541,279
15,500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington Hospital, Inc Project, Refunding & Improvement Series 2018A, 5.000%, 1/01/43	1/29 at 100.00	BBB+	18,624,180
2,375	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Refunding & Improvement Series 2019A, 5.000%, 9/01/30	9/29 at 100.00	Baa1	2,987,869
1,585	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 4.000%, 6/01/41	6/26 at 100.00	A	1,747,510
31,920	Total West Virginia			36,900,838
99

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin – 2.4%
$ 1,250	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 5.000%, 2/01/36, 144A	2/26 at 100.00	N/R	$1,342,763
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Eno River Academy Project, Series 2020A:
815	5.000%, 6/15/40, 144A	6/30 at 100.00	Ba1	932,213
1,380	5.000%, 6/15/54, 144A	6/30 at 100.00	Ba1	1,551,603
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Founders Academy of Las Vegas, Series 2020A:
555	4.000%, 7/01/30, 144A	7/28 at 100.00	BB-	598,468
200	5.000%, 7/01/55, 144A	7/28 at 100.00	BB-	220,010
2,150	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A, 5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	2,214,177
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc of North Carolina, Series 2012A:
105	5.500%, 10/01/22 (ETM)	No Opt. Call	Baa3 (7)	107,696
375	6.000%, 10/01/32 (Pre-refunded 10/01/22)	10/22 at 100.00	Baa3 (7)	396,536
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc of North Carolina Project, Series 2014A:
1,080	5.000%, 10/01/34 (Pre-refunded 10/01/22)	10/22 at 100.00	Baa3 (7)	1,131,106
500	5.125%, 10/01/45 (Pre-refunded 10/01/22)	10/22 at 100.00	Baa3 (7)	524,280
100

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
$ 11	0.000%, 1/01/47, 144A (8)	No Opt. Call	N/R	$338
10	0.000%, 1/01/48, 144A (8)	No Opt. Call	N/R	290
9	0.000%, 1/01/49, 144A (8)	No Opt. Call	N/R	279
9	0.000%, 1/01/50, 144A (8)	No Opt. Call	N/R	259
9	0.000%, 1/01/51, 144A (8)	No Opt. Call	N/R	250
12	0.000%, 1/01/52, 144A (8)	No Opt. Call	N/R	312
11	0.000%, 1/01/53, 144A (8)	No Opt. Call	N/R	302
11	0.000%, 1/01/54, 144A (8)	No Opt. Call	N/R	284
11	0.000%, 1/01/55, 144A (8)	No Opt. Call	N/R	272
11	0.000%, 1/01/56, 144A (8)	No Opt. Call	N/R	262
549	5.500%, 7/01/56, 144A (8)	3/28 at 100.00	N/R	417,149
12	0.000%, 1/01/57, 144A (8)	No Opt. Call	N/R	282
11	0.000%, 1/01/58, 144A (8)	No Opt. Call	N/R	268
11	0.000%, 1/01/59, 144A (8)	No Opt. Call	N/R	256
11	0.000%, 1/01/60, 144A (8)	No Opt. Call	N/R	243
11	0.000%, 1/01/61, 144A (8)	No Opt. Call	N/R	233
10	0.000%, 1/01/62, 144A (8)	No Opt. Call	N/R	221
10	0.000%, 1/01/63, 144A (8)	No Opt. Call	N/R	211
10	0.000%, 1/01/64, 144A (8)	No Opt. Call	N/R	203
10	0.000%, 1/01/65, 144A (8)	No Opt. Call	N/R	193
11	0.000%, 1/01/66, 144A (8)	No Opt. Call	N/R	198
128	0.000%, 1/01/67, 144A (8)	No Opt. Call	N/R	2,222
101

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$ 27	0.000%, 1/01/46, 144A (8)	No Opt. Call	N/R	$864
27	0.000%, 1/01/47, 144A (8)	No Opt. Call	N/R	819
26	0.000%, 1/01/48, 144A (8)	No Opt. Call	N/R	799
26	0.000%, 1/01/49, 144A (8)	No Opt. Call	N/R	775
26	0.000%, 1/01/50, 144A (8)	No Opt. Call	N/R	734
28	0.000%, 1/01/51, 144A (8)	No Opt. Call	N/R	789
727	3.750%, 7/01/51, 144A (8)	3/28 at 100.00	N/R	488,080
28	0.000%, 1/01/52, 144A (8)	No Opt. Call	N/R	753
28	0.000%, 1/01/53, 144A (8)	No Opt. Call	N/R	728
28	0.000%, 1/01/54, 144A (8)	No Opt. Call	N/R	703
27	0.000%, 1/01/55, 144A (8)	No Opt. Call	N/R	678
27	0.000%, 1/01/56, 144A (8)	No Opt. Call	N/R	657
27	0.000%, 1/01/57, 144A (8)	No Opt. Call	N/R	635
26	0.000%, 1/01/58, 144A (8)	No Opt. Call	N/R	611
26	0.000%, 1/01/59, 144A (8)	No Opt. Call	N/R	595
26	0.000%, 1/01/60, 144A (8)	No Opt. Call	N/R	572
25	0.000%, 1/01/61, 144A (8)	No Opt. Call	N/R	548
25	0.000%, 1/01/62, 144A (8)	No Opt. Call	N/R	530
25	0.000%, 1/01/63, 144A (8)	No Opt. Call	N/R	512
25	0.000%, 1/01/64, 144A (8)	No Opt. Call	N/R	499
24	0.000%, 1/01/65, 144A (8)	No Opt. Call	N/R	479
24	0.000%, 1/01/66, 144A (8)	No Opt. Call	N/R	449
314	0.000%, 1/01/67, 144A (8)	No Opt. Call	N/R	5,436
1,650	Public Finance Authority of Wisconsin, Education Revenue Bonds, Carolina International School, Series 2013A, 7.000%, 8/01/43, 144A	8/23 at 100.00	BB+	1,793,006
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,610	6.000%, 12/01/32 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	1,716,598
5,000	6.250%, 12/01/42 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	5,345,500
3,845	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	3,924,361
	Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Appalachian Regional Healthcare System Obligated Group, Series 2021A:
585	4.000%, 7/01/46	1/31 at 100.00	BBB	666,959
1,675	4.000%, 7/01/51	1/31 at 100.00	BBB	1,893,990
1,925	Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 4.000%, 1/01/45	1/30 at 100.00	A	2,181,622
102

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown Regional Medical Center Project, Refunding Series 2020A:
$ 29,070	3.000%, 6/01/45 – AGM Insured (UB) (4)	6/30 at 100.00	AA	$30,915,945
10,930	3.000%, 6/01/45 (UB) (4)	6/30 at 100.00	A+	11,535,522
8,000	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, WakeMed, Series 2019A, 4.000%, 10/01/49	4/29 at 100.00	A+	8,958,240
14,000	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	15,740,760
2,735	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	2,484,583
	Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC Obligated Group Aviation Facilities Project, Series 2021:
2,655	4.000%, 7/01/36 (AMT)	7/28 at 100.00	N/R	2,721,402
3,225	4.250%, 7/01/54 (AMT)	7/31 at 100.00	N/R	3,325,394
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
1,360	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	1,077,800
4,065	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	3,111,026
1,000	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018B-2, 0.000%, 1/01/49 (5)	1/28 at 100.00	N/R	686,490
13,410	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 5.000%, 6/15/48, 144A	6/26 at 100.00	BBB-	14,588,203
5,000	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30 (AMT)	5/26 at 100.00	BBB	5,576,800
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
35	4.500%, 2/15/40	2/22 at 100.00	A-	35,340
1,000	5.000%, 2/15/40	2/22 at 100.00	A-	1,016,470
18,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc, Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A3	18,530,100
7,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (7)	7,291,690
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project Series 2014:
1,880	5.250%, 10/01/39	10/22 at 102.00	N/R	1,948,864
1,000	5.375%, 10/01/44	10/22 at 102.00	N/R	1,036,740
3,500	5.500%, 10/01/49	10/22 at 102.00	N/R	3,632,090
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Froedtert Health, Inc Obligated Group, Series 2017A, 4.000%, 4/01/39	4/27 at 100.00	AA	2,228,460
5,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46	2/26 at 100.00	A-	5,727,850
435	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ProHealth Care, Inc Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	487,557
103

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2014A:
$ 2,980	5.000%, 7/01/34	7/24 at 100.00	A	$3,326,604
2,100	4.350%, 7/01/36	10/21 at 100.00	A	2,103,318
3,485	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2019, 3.125%, 12/15/49	12/29 at 100.00	AA-	3,615,722
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013:
275	5.000%, 8/15/43 (Pre-refunded 8/15/23)	8/23 at 100.00	A (7)	299,327
3,175	5.000%, 8/15/43 (Pre-refunded 8/15/23)	8/23 at 100.00	BBB+ (7)	3,455,860
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014:
5,000	5.000%, 12/01/34	12/22 at 102.00	N/R	5,193,050
4,435	5.000%, 12/01/44	12/22 at 102.00	N/R	4,590,713
4,225	5.250%, 12/01/49	12/22 at 102.00	N/R	4,381,790
7,841	Wisconsin Housing and Economic Development Authority, Homeowners Mortgage Revenue Bonds, Guaranteed Mortgage-Backed Securities Program, Pass Through Series 2017A, 2.690%, 7/01/47	10/26 at 100.00	Aaa	8,189,516
195,996	Total Wisconsin			205,285,886
	Wyoming – 0.0%
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St John's Medical Center Project, Series 2011B:
800	5.500%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	806,640
2,500	6.000%, 12/01/36 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	2,522,625
3,300	Total Wyoming			3,329,265
$ 8,731,838	Total Municipal Bonds (cost $8,831,463,172)			9,403,913,043

Shares	Description (1)	Value
	COMMON STOCKS – 0.3%
	Electric Utilities – 0.3%
719,217	Energy Harbor Corp (10), (11), (12)	$ 28,926,188
	Total Common Stocks (cost $14,257,608)	28,926,188

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%
	Hotels, Restaurants & Leisure – 0.0%
$ 46	Lombard Starwood Westin Hotel Conference Center and Hotel Project Revenue Bonds (cash 7.500%, PIK 7.500%)	7.500%	12/31/23	N/R	45,702
$ 46	Total Corporate Bonds (cost $45,702)				45,702
	Total Long-Term Investments (cost $8,845,766,482)				9,432,884,933

104

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.3%
	MUNICIPAL BONDS – 0.3%
	Florida – 0.2%
$ 18,200	Florida Development Finance Corporation, Florida, Variable Rate Demand Obligations, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (13)	11/21 at 103.00	N/R	$ 18,566,730
	Nevada – 0.0%
2,895	Director of Nevada State Department of Business and Industry, Revenue Bonds, Brightline West Passenger Rail Project, Series 2020A, 0.250%, 1/01/50 (AMT) (Mandatory Put 2/01/22), 144A (13)	2/22 at 100.00	Aaa	2,895,174
	Ohio – 0.1%
6,205	Ohio Air Quality Development Authority, Ohio, Variable Rate Demand Obligations, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (13)	No Opt. Call	N/R	6,205,000
$ 27,300	Total Short-Term Investments (cost $27,405,515)			27,666,904
	Total Investments (cost $8,873,171,997) – 110.3%			9,460,551,837
	Borrowings – (0.5)%			(45,000,000)
	Floating Rate Obligations – (10.9)%			(936,496,000)
	Other Assets Less Liabilities – 1.1%			96,506,567
	Net Assets – 100%			$ 8,575,562,404
105

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(10)	Common Stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34,Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33,Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32.
(11)	For fair value measurement disclosure purposes, investment classified as Level 2.
(12)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(13)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA	Securities Industry and Financial Market Association
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.
106

Nuveen Intermediate Duration Municipal Bond Fund
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.7%
	MUNICIPAL BONDS – 96.6%
	National – 0.1%
$ 5,380	Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A, 3.400%, 1/25/36	No Opt. Call	AA+	$6,082,329
4,903	Freddie Mac Multi-Family ML Certificates, Series ML 08, Series 2021, 1.877%, 7/25/37	No Opt. Call	AA+	4,899,266
10,283	Total National			10,981,595
	Alabama – 1.7%
12,235	Alabama Public School and College Authority, Capital Improvement Pool Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/26	No Opt. Call	Aa1	14,906,635
7,630	Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/31 – AGM Insured (AMT)	10/27 at 100.00	AA	9,172,252
5,820	Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018A, 4.000%, 7/01/37	7/28 at 100.00	Aa3	6,551,167
2,880	Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018B, 5.000%, 7/01/37	7/28 at 100.00	A1	3,402,662
6,665	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory Put 12/01/23)	9/23 at 100.31	A2	7,126,551
6,685	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 4 Series 2019A-1, 4.000%, 12/01/49 (Mandatory Put 12/01/25)	9/25 at 100.38	A1	7,546,763
37,510	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory Put 7/01/22)	4/22 at 100.52	Aa2	38,369,354
5,165	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2021A, 4.000%, 6/01/51 (Mandatory Put 12/01/31)	9/31 at 100.53	Aa2	6,307,963
	Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, PowerSouth Energy Cooperative, Refunding Series 2020:
1,000	5.000%, 8/01/26 – AGM Insured	No Opt. Call	AA	1,193,300
1,000	5.000%, 8/01/28 – AGM Insured	No Opt. Call	AA	1,247,270
1,000	5.000%, 8/01/30 – AGM Insured	No Opt. Call	AA	1,289,710
14,455	Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2 Revenue Bonds, Series 2020A, 4.000%, 12/01/50 (Mandatory Put 12/01/25)	9/25 at 100.58	A2	16,286,159
1,195	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	1,287,792
	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015:
2,080	5.000%, 3/01/23	No Opt. Call	BBB-	2,194,026
3,555	5.000%, 3/01/24	No Opt. Call	BBB-	3,880,069
2,235	5.000%, 3/01/25	No Opt. Call	BBB-	2,513,548
1,725	5.000%, 3/01/26	No Opt. Call	BBB-	1,991,237
107

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alabama (continued)
$ 8,285	Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, International Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34 (Mandatory Put 6/16/25)	No Opt. Call	BBB	$8,507,784
12,365	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Fixed Rate Series 2018A, 4.000%, 4/01/49 (Mandatory Put 4/01/24)	1/24 at 100.27	A	13,335,405
8,505	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.29	A1	9,231,327
6,825	Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 1, Series 2021A, 4.000%, 11/01/51 (Mandatory Put 10/01/28)	7/28 at 100.68	A2	8,031,387
3,860	Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 2, Series 2021B-1, 4.000%, 12/01/51 (Mandatory Put 12/01/31)	9/31 at 100.62	A1	4,679,864
820	The Improvement District of the City of Mobile - McGowin Park Project, Alabama, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 8/01/25	No Opt. Call	N/R	849,233
6,433	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	6,924,509
159,928	Total Alabama			176,825,967
	Arizona – 2.0%
2,405	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A-	2,443,360
	Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds, Stimulus Plan for Economic and Educational Development, Series 2020C Forward Delivery:
940	5.000%, 8/01/26	No Opt. Call	Aa3	1,134,552
1,000	5.000%, 8/01/29	No Opt. Call	Aa3	1,290,980
6,475	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital, Refunding Series 2012A, 5.000%, 2/01/27 (Pre-refunded 2/01/22)	2/22 at 100.00	AA- (4)	6,574,585
	Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2021A:
1,475	5.000%, 2/01/27 (WI/DD, Settling 11/03/21)	No Opt. Call	AA-	1,785,133
1,300	5.000%, 2/01/28 (WI/DD, Settling 11/03/21)	No Opt. Call	AA-	1,604,915
1,600	5.000%, 2/01/29 (WI/DD, Settling 11/03/21)	No Opt. Call	AA-	2,019,184
1,500	5.000%, 2/01/30 (WI/DD, Settling 11/03/21)	No Opt. Call	AA-	1,925,550
1,470	5.000%, 2/01/31 (WI/DD, Settling 11/03/21)	No Opt. Call	AA-	1,922,451
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A:
10,270	5.000%, 7/01/25	7/22 at 100.00	A1	10,596,997
16,235	5.000%, 7/01/26	7/22 at 100.00	A1	16,740,883
16,760	5.000%, 7/01/27	7/22 at 100.00	A1	17,270,845
	Arizona State, Certificates of Participation, Refunding Series 2019A:
5,580	5.000%, 10/01/26 (ETM)	No Opt. Call	Aa2 (4)	6,779,421
16,880	5.000%, 10/01/27 (ETM)	No Opt. Call	Aa2 (4)	21,030,623
12,510	5.000%, 10/01/28 (ETM)	No Opt. Call	Aa2 (4)	15,978,022
21,410	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2005, 2.400%, 12/01/35 (Mandatory Put 8/14/23)	No Opt. Call	A+	22,191,893
108

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 2,470	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	$2,570,183
18,100	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	6/24 at 100.00	A+	20,220,777
2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/26	5/22 at 100.00	A+	2,049,080
750	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2020, 4.000%, 5/15/26	No Opt. Call	AA	859,305
1,950	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series 2019B, 5.000%, 7/01/39, 144A	7/29 at 100.00	BB+	2,288,110
1,010	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A, 4.125%, 9/01/38	9/28 at 100.00	A+	1,171,045
	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2021A:
450	5.000%, 9/01/27	No Opt. Call	A+	557,388
550	5.000%, 9/01/28	No Opt. Call	A+	696,757
3,780	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019B, 0.400%, 1/01/35 (Mandatory Put 10/18/22) (SIFMA reference rate + 0.380% spread) (5)	4/22 at 100.00	AA-	3,782,155
3,255	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019C, 0.620%, 1/01/35 (Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread) (5)	10/23 at 100.00	AA-	3,273,781
2,510	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, El Paso Electric Company, Refunding Series 2009A, 3.600%, 2/01/40	6/29 at 100.00	BBB+	2,744,334
	Northern Arizona University, Revenue Bonds, SPEED - Stimulus Plan Economic Educational Development Fund, Refunding Series 2020B:
3,615	5.000%, 8/01/26 – AGM Insured	No Opt. Call	AA	4,311,900
4,220	5.000%, 8/01/27 – AGM Insured	No Opt. Call	AA	5,159,878
3,975	5.000%, 8/01/28 – AGM Insured	No Opt. Call	AA	4,969,744
	Northern Arizona University, System Revenue Bonds, Refunding Series 2014:
385	5.000%, 6/01/22	No Opt. Call	A+	397,066
430	5.000%, 6/01/23	No Opt. Call	A+	463,196
580	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series 2021A, 5.000%, 7/01/26	No Opt. Call	AAA	699,863
2,650	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A-	2,765,937
705	Regional Public Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds, Maricopa County Public Transportation Fund Series 2014, 5.250%, 7/01/23	No Opt. Call	AA+	766,843
11,845	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Refunding Series 2011A, 5.000%, 12/01/24	12/21 at 100.00	AA+	11,935,851
109

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
$ 2,090	5.000%, 12/01/32	No Opt. Call	A3	$2,744,985
1,610	5.000%, 12/01/37	No Opt. Call	A3	2,217,920
1,960	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2021C-1 TEMPS -85, 1.500%, 12/01/27 (WI/DD, Settling 10/05/21)	12/22 at 100.00	N/R	1,946,260
188,700	Total Arizona			209,881,752
	Arkansas – 0.6%
14,355	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	Ba3	15,758,345
11,335	Arkansas Development Finance Authority, Revenue Bonds, Baptist Memorial Health Care, Refunding Series 2020B-2, 5.000%, 9/01/44 (Mandatory Put 9/01/27)	3/27 at 100.00	BBB+	13,455,325
1,000	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013, 5.000%, 12/01/33	12/23 at 100.00	A1	1,096,710
	Hot Springs School District 6, Garland County, Arkansas, General Obligation Bonds, Refunding Series 2021:
2,805	2.000%, 6/01/29	12/26 at 100.00	Aa2	2,911,366
2,850	2.000%, 6/01/30	12/26 at 100.00	Aa2	2,929,458
2,905	2.000%, 6/01/31	12/26 at 100.00	Aa2	2,963,216
	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014:
500	5.000%, 7/01/22	No Opt. Call	A+	515,160
820	5.000%, 7/01/23	No Opt. Call	A+	872,472
1,610	5.000%, 7/01/26	7/24 at 100.00	A+	1,805,357
1,485	5.000%, 7/01/28	7/24 at 100.00	A+	1,660,081
1,935	5.000%, 7/01/29	7/24 at 100.00	A+	2,164,007
1,005	5.000%, 7/01/30	7/24 at 100.00	A+	1,124,002
4,585	5.000%, 7/01/34	7/24 at 100.00	A+	5,119,932
	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
2,175	5.000%, 12/01/25	12/24 at 100.00	A	2,478,695
1,820	5.000%, 12/01/27	12/24 at 100.00	A	2,069,213
560	Rogers, Arkansas, Sales and Use Tax Bonds, Improvement Series 2018B, 3.875%, 11/01/39	11/26 at 100.00	AA-	629,838
	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Refunding & Improvement Series 2019A:
1,200	5.000%, 11/01/34	5/29 at 100.00	Aa2	1,513,464
1,240	5.000%, 11/01/35	5/29 at 100.00	Aa2	1,561,408
54,185	Total Arkansas			60,628,049
	California – 4.0%
5,160	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2021B-1, 4.000%, 2/01/52 (Mandatory Put 8/01/31)	5/31 at 100.63	A1	6,258,822
110

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A:
$ 1,225	5.000%, 6/01/31	6/30 at 100.00	A	$1,586,938
1,280	5.000%, 6/01/32	6/30 at 100.00	A-	1,651,443
635	5.000%, 6/01/33	6/30 at 100.00	A-	816,591
740	4.000%, 6/01/34	6/30 at 100.00	A-	887,956
1,235	4.000%, 6/01/35	6/30 at 100.00	A-	1,478,542
1,575	4.000%, 6/01/36	6/30 at 100.00	A-	1,879,132
415	4.000%, 6/01/37	6/30 at 100.00	A-	493,638
2,460	4.000%, 6/01/38	6/30 at 100.00	A-	2,918,864
700	4.000%, 6/01/39	6/30 at 100.00	A-	828,408
965	4.000%, 6/01/40	6/30 at 100.00	A-	1,139,491
2,935	California Department of Water Resources, Central Valley Project Water System Revenue Bonds, Series 2021BD, 5.000%, 12/01/26	No Opt. Call	AAA	3,602,712
7,130	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2011A, 3.000%, 3/01/41 (Mandatory Put 3/01/24)	9/23 at 100.00	A	7,447,285
	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A:
1,200	5.000%, 8/15/35	8/27 at 100.00	BBB+	1,436,568
1,845	5.000%, 8/15/36	8/27 at 100.00	BBB+	2,204,037
195	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%, 10/01/39 (Mandatory Put 10/01/25)	10/25 at 100.00	AA-	229,884
20,594	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2, 4.000%, 3/20/33	No Opt. Call	BBB+	24,284,733
5,769	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2021-1, 3.500%, 11/20/35	No Opt. Call	BBB+	6,696,488
20,000	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2021-2, 3.750%, 3/25/35	No Opt. Call	AA+	23,732,800
	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A:
5,870	3.250%, 12/31/32 – AGM Insured (AMT)	6/28 at 100.00	AA	6,361,965
4,000	5.000%, 12/31/33 (AMT)	6/28 at 100.00	BBB-	4,864,480
5,000	5.000%, 12/31/34 (AMT)	6/28 at 100.00	BBB-	6,066,450
3,530	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory Put 11/03/25) (AMT)	No Opt. Call	A-	3,887,236
16,935	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2015A-1, 3.375%, 7/01/25 (AMT)	No Opt. Call	A-	18,664,402
12,305	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (AMT)	No Opt. Call	A-	13,486,772
5,425	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/29	12/24 at 100.00	BB	6,155,585
111

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
$ 1,500	5.000%, 12/01/27, 144A	6/26 at 100.00	BB	$1,737,375
2,695	5.000%, 12/01/31, 144A	6/26 at 100.00	BB	3,062,975
4,200	5.000%, 12/01/36, 144A	6/26 at 100.00	BB	4,724,118
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A:
2,530	5.000%, 12/01/33, 144A	6/28 at 100.00	BB	2,973,382
3,790	5.250%, 12/01/38, 144A	6/28 at 100.00	BB	4,468,448
915	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/25	7/24 at 100.00	A-	1,027,819
10,135	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009C-1, 5.000%, 4/01/46 (Mandatory Put 11/01/29)	No Opt. Call	AA-	13,167,392
10,160	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45 (Mandatory Put 11/01/29)	No Opt. Call	AA-	13,199,872
190	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22 (6)	11/21 at 100.00	N/R	182,502
5,050	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2004L, 5.000%, 4/01/38 (Mandatory Put 11/01/29)	No Opt. Call	AA-	6,560,960
	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A:
7,475	0.010%, 11/01/26 (Pre-refunded 11/01/21)	11/21 at 66.91	N/R (4)	5,000,625
4,110	0.000%, 11/01/28 (Pre-refunded 11/01/21)	11/21 at 56.33	N/R (4)	2,314,670
	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
2,725	5.000%, 1/01/22 (ETM)	No Opt. Call	N/R (4)	2,755,683
2,860	5.000%, 1/01/23 (ETM)	No Opt. Call	N/R (4)	3,017,615
1,635	5.000%, 1/01/24 (Pre-refunded 1/01/23)	1/23 at 100.00	N/R (4)	1,725,105
1,325	5.000%, 1/01/25 (Pre-refunded 1/01/23)	1/23 at 100.00	N/R (4)	1,398,021
	El Dorado Union High School District, El Dorado County, California, General Obligation Bonds, Series 2020:
1,430	5.000%, 8/01/33 – AGM Insured	8/27 at 100.00	AA	1,752,465
2,200	5.000%, 8/01/34 – AGM Insured	8/27 at 100.00	AA	2,689,764
2,280	5.000%, 8/01/35 – AGM Insured	8/27 at 100.00	AA	2,788,030
19,585	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 3.500%, 6/01/36	6/22 at 100.00	BB	19,836,471
1,300	Grant Joint Union High School District, Sacramento County, California, General Obligation Bonds, Capital Appreciation Election 2006 Series 2008, 0.000%, 8/01/26 – AGM Insured	No Opt. Call	A1	1,230,190
	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
1,000	5.000%, 9/01/30	9/24 at 100.00	N/R	1,101,510
1,015	5.000%, 9/01/32	9/24 at 100.00	N/R	1,115,312
465	5.000%, 9/01/34	9/24 at 100.00	N/R	509,696
112

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 2,675	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured	11/21 at 100.00	AA	$2,682,517
2,015	Las Virgenes Unified School District, Los Angeles County, California, General Obligation Bonds, 2006 Election, Series 2009B, 0.000%, 8/01/27	No Opt. Call	Aa1	1,901,455
13,425	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018D, 5.000%, 5/15/25 (AMT)	No Opt. Call	Aa3	15,562,797
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014B, 5.000%, 7/01/43	1/24 at 100.00	Aa2	5,486,100
	Los Angeles, California, Special Tax Bonds, Community Facilities District 4, Playa Vista Phase I, Series 2014:
1,060	5.000%, 9/01/24	No Opt. Call	A+	1,196,804
1,230	5.000%, 9/01/25	9/24 at 100.00	A+	1,384,722
985	5.000%, 9/01/26	9/24 at 100.00	A+	1,108,273
400	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/29 – BAM Insured	9/25 at 100.00	AA	462,224
5,345	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28 (7)	2/28 at 100.00	Aa1	6,295,341
12,155	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.125%, 11/01/29	No Opt. Call	A	15,088,001
9,710	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.125%, 11/01/29	No Opt. Call	A	12,051,761
190	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.000%, 12/01/21	11/21 at 100.00	B+	190,507
8,010	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 6.750%, 8/01/40	8/30 at 100.00	A2	11,023,122
	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A:
2,095	0.000%, 8/01/22 – AGC Insured	No Opt. Call	AA	2,087,919
4,085	0.000%, 8/01/23 – AGC Insured	No Opt. Call	AA	4,045,294
5,350	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/34	No Opt. Call	Aa2	4,171,395
2,410	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 – AGM Insured	10/24 at 100.00	AA	2,597,474
	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B:
2,115	0.000%, 10/01/34	No Opt. Call	A	1,596,360
2,000	0.000%, 10/01/36	No Opt. Call	A	1,419,820
14,350	San Diego Association of Governments, California, Capital Grants Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green Series 2019B, 1.800%, 11/15/27	11/26 at 100.00	A-	14,988,862
6,000	San Francisco City and County, California, General Obligation Bonds, Refunding Series 2021R-2, 5.000%, 6/15/23	No Opt. Call	AAA	6,492,000
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
5,060	5.000%, 1/15/29	1/25 at 100.00	A-	5,749,071
24,000	5.000%, 1/15/34	1/25 at 100.00	A-	27,027,840
113

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A:
$ 1,430	6.250%, 7/01/24 (ETM)	No Opt. Call	Baa2 (4)	$1,577,304
2,375	6.250%, 7/01/24	No Opt. Call	Baa2	2,620,789
1,245	Santa Monica-Malibu Unified School District, Los Angeles County, California, General Obligation Bonds, School Faciliites Improvement District 1, Election 2018, Series 2021B, 2.250%, 8/01/47	8/29 at 100.00	AA+	1,174,471
	University of California, General Revenue Bonds, Limited Project Series 2018O:
4,595	5.000%, 5/15/32	5/28 at 100.00	AA-	5,748,207
3,635	5.000%, 5/15/33	5/28 at 100.00	AA-	4,540,842
2,030	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	Aa3	2,010,634
3,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31 – AGC Insured	8/26 at 100.00	AA	3,681,150
	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
1,540	5.000%, 7/01/24	No Opt. Call	Baa2	1,723,137
1,415	5.000%, 7/01/25	No Opt. Call	Baa2	1,636,278
1,450	3.250%, 7/01/27	7/25 at 100.00	Baa2	1,567,479
1,435	3.500%, 7/01/28	7/25 at 100.00	Baa2	1,542,094
1,355	3.750%, 7/01/29	7/25 at 100.00	Baa2	1,465,595
2,500	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25	No Opt. Call	AA-	3,012,275
377,363	Total California			424,311,136
	Colorado – 2.4%
	Arapahoe County School District 6, Littleton, Colorado, General Obligation Bonds, Series 2019A:
1,860	5.500%, 12/01/29	12/28 at 100.00	Aa1	2,442,199
1,250	5.500%, 12/01/30	12/28 at 100.00	Aa1	1,636,337
1,650	5.500%, 12/01/32	12/28 at 100.00	Aa1	2,159,784
1,250	5.500%, 12/01/33	12/28 at 100.00	Aa1	1,631,638
9,355	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	9,892,258
1,115	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2020A, 4.000%, 12/01/29	12/25 at 103.00	N/R	1,200,610
10,000	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017, 4.000%, 6/30/51 (AMT)	12/27 at 100.00	A-	10,932,500
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Regis University Project, Refunding Series 2016:
1,910	5.000%, 10/01/25	No Opt. Call	Baa2	2,220,375
1,235	5.000%, 10/01/30	10/25 at 100.00	Baa2	1,392,018
1,705	3.125%, 10/01/31	10/25 at 100.00	Baa2	1,769,995
114

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A, 5.000%, 11/15/39	11/29 at 100.00	AA	$6,325,300
4,045	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009B-1, 5.000%, 7/01/29 (Pre-refunded 11/09/22)	11/22 at 100.00	BBB+ (4)	4,254,005
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
7,500	5.000%, 8/01/27	No Opt. Call	BBB+	9,222,825
6,730	5.000%, 8/01/28	No Opt. Call	BBB+	8,454,361
4,000	5.000%, 8/01/29	No Opt. Call	BBB+	5,119,080
5,915	5.000%, 8/01/30	8/29 at 100.00	BBB+	7,505,484
1,800	5.000%, 8/01/31	8/29 at 100.00	BBB+	2,273,526
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
6,475	5.000%, 8/01/27	No Opt. Call	BBB+	7,962,372
7,020	5.000%, 8/01/28	No Opt. Call	BBB+	8,818,664
1,940	5.000%, 8/01/29	No Opt. Call	BBB+	2,482,754
2,025	5.000%, 8/01/30	8/29 at 100.00	BBB+	2,569,502
5,000	5.000%, 8/01/31	8/29 at 100.00	BBB+	6,315,350
11,005	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	12,544,379
12,420	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	14,573,131
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2020A, 4.000%, 12/01/40	12/27 at 103.00	A-	2,303,360
355	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.500%, 6/01/33 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (4)	385,881
14,025	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Series 2016, 3.125%, 9/01/42	9/26 at 100.00	Baa1	14,389,229
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A:
3,490	4.000%, 1/01/35	1/30 at 100.00	AA-	4,136,313
5,000	4.000%, 1/01/37	1/30 at 100.00	AA-	5,885,650
8,815	4.000%, 1/01/38	1/30 at 100.00	AA-	10,329,858
5,200	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2013A, 5.500%, 1/01/35	1/24 at 100.00	AA-	5,778,188
2,755	Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2021E, 2.125%, 11/01/42	5/30 at 100.00	AAA	2,689,155
6,510	Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2021H, 2.000%, 5/01/42	5/30 at 100.00	AAA	6,172,456
1,500	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010, 5.500%, 9/01/25	11/21 at 100.00	BB	1,504,875
11,035	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32 (Pre-refunded 11/15/22)	11/22 at 100.00	AA- (4)	11,626,476
115

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 15,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, 5.000%, 12/01/24 (AMT)	No Opt. Call	A+	$17,084,400
10,770	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)	10/23 at 100.00	B	11,401,660
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
1,500	5.000%, 12/01/31	12/26 at 100.00	Baa2	1,749,810
500	5.000%, 12/01/32	12/26 at 100.00	Baa2	581,840
625	5.000%, 12/01/33	12/26 at 100.00	Baa2	725,438
	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A:
1,950	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	2,124,759
395	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	430,242
	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Refunding Series 2010:
2,215	5.000%, 12/15/21	No Opt. Call	Aa1	2,236,330
1,530	5.000%, 12/15/22	12/21 at 100.00	Aa1	1,544,612
3,467	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.125%, 12/01/31	12/21 at 103.00	N/R	3,582,347
540	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2021A, 4.000%, 12/01/35, 144A	3/26 at 103.00	N/R	575,618
885	Prairie Center Metropolitan District 7, Brighton, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020, 4.125%, 12/15/36	12/25 at 103.00	N/R	953,933
1,145	Pueblo County School District 60, Pueblo, Colorado, General Obligation Bonds, Refunding Series 2009, 5.000%, 12/15/22	No Opt. Call	Aa2	1,211,582
750	Rampart Range Metropolitan District 5, Lone Tree, Douglas County, Colorado, Limited Tax Supported and Special Revenue Bonds, Series 2021, 4.000%, 12/01/36 (WI/DD, Settling 10/05/21)	10/26 at 102.00	N/R	771,660
	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A:
600	5.000%, 1/15/28	No Opt. Call	A-	737,640
550	5.000%, 7/15/28	No Opt. Call	A-	683,337
750	5.000%, 1/15/29	No Opt. Call	A-	941,183
500	5.000%, 7/15/29	No Opt. Call	A-	632,975
555	5.000%, 1/15/30	No Opt. Call	A-	709,340
445	5.000%, 7/15/30	No Opt. Call	A-	573,507
1,035	5.000%, 1/15/31	No Opt. Call	A-	1,346,639
1,000	Spring Mesa Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Refunding Series 2015, 3.750%, 12/01/44 – AGC Insured	12/25 at 100.00	AA	1,058,120
730	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%, 12/01/41	3/26 at 103.00	N/R	817,797
116

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Windy Gap Firming Project Water Activity Enterprise, Colorado, Senior Revenue Bonds, Series 2021:
$ 1,340	5.000%, 7/15/28	No Opt. Call	AA	$1,697,726
1,250	5.000%, 7/15/29	No Opt. Call	AA	1,617,663
2,500	5.000%, 7/15/30	No Opt. Call	AA	3,299,100
2,070	5.000%, 7/15/31	No Opt. Call	AA	2,782,266
227,487	Total Colorado			260,771,412
	Connecticut – 2.2%
3,890	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/36	1/30 at 100.00	A+	4,523,759
1,920	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2020B-1, 5.000%, 7/01/53 (Mandatory Put 1/01/25)	10/24 at 100.93	A+	2,190,106
5,570	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2020B-2, 5.000%, 7/01/53 (Mandatory Put 1/01/27)	10/26 at 100.87	A+	6,728,560
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A:
4,045	4.000%, 7/01/34	7/29 at 100.00	A-	4,680,227
10,495	4.000%, 7/01/35	7/29 at 100.00	A-	12,119,626
5,000	4.000%, 7/01/36	7/29 at 100.00	A-	5,756,950
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2021L-1:
700	4.000%, 7/01/26	No Opt. Call	BBB+	802,767
700	4.000%, 7/01/27	No Opt. Call	BBB+	817,040
725	4.000%, 7/01/28	No Opt. Call	BBB+	858,994
600	4.000%, 7/01/29	No Opt. Call	BBB+	720,006
17,020	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2010A-4, 2.000%, 7/01/49 (Mandatory Put 2/08/22)	No Opt. Call	AAA	17,128,247
11,515	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2014A, 1.100%, 7/01/48 (Mandatory Put 2/07/23)	No Opt. Call	AAA	11,646,962
14,285	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-1, 1.450%, 7/01/42 (Mandatory Put 7/01/22)	No Opt. Call	AAA	14,420,850
5,380	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-2, 2.000%, 7/01/42 (Mandatory Put 7/01/26)	No Opt. Call	AAA	5,714,528
8,610	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017B-2, 0.550%, 7/01/37 (Mandatory Put 7/03/23)	No Opt. Call	AAA	8,650,123
21,040	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U1, 2.000%, 7/01/33 (Mandatory Put 2/08/22)	No Opt. Call	AAA	21,173,814
7,735	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49 (Mandatory Put 7/01/24)	1/24 at 100.00	AA-	7,980,741
1,170	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2018D-1, 4.000%, 11/15/38	11/27 at 100.00	AAA	1,296,805
1,045	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019B-1, 3.300%, 11/15/39	11/28 at 100.00	AAA	1,112,089
117

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$ 1,540	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019E-1, 2.850%, 11/15/39	11/28 at 100.00	AAA	$1,619,510
5,800	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019F-1, 2.750%, 11/15/37	11/28 at 100.00	AAA	6,087,622
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020A-1:
5,580	2.450%, 5/15/38	5/29 at 100.00	AAA	5,684,569
8,955	3.500%, 11/15/45	5/29 at 100.00	AAA	9,887,663
5,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020D-1, 2.350%, 11/15/40	5/30 at 100.00	AAA	5,040,900
12,435	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020E-3, 1.850%, 5/15/38	5/30 at 100.00	AAA	11,813,001
11,105	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2021B-1, 2.100%, 11/15/40	11/30 at 100.00	AAA	10,604,942
20,870	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2021D-1, 2.300%, 11/15/41 (WI/DD, Settling 10/05/21)	11/30 at 100.00	AAA	20,437,574
880	Connecticut State, General Obligation Bonds, Refunding Series 2012C, 5.000%, 6/01/22	No Opt. Call	Aa3	908,178
15,000	Connecticut State, General Obligation Bonds, Refunding Series 2020B, 5.000%, 1/15/22	No Opt. Call	Aa3	15,206,100
2,605	Connecticut State, General Obligation Bonds, Series 2013E, 5.000%, 8/15/22	No Opt. Call	Aa3	2,714,228
1,360	Connecticut State, General Obligation Bonds, Series 2018C, 5.000%, 6/15/22	No Opt. Call	Aa3	1,406,090
5,035	Connecticut State, General Obligation Bonds, Series 2020A, 5.000%, 1/15/22	No Opt. Call	Aa3	5,104,181
1,790	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 20168C, 5.000%, 10/01/23	No Opt. Call	AA-	1,960,945
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 2021C:
3,440	5.000%, 1/01/25 (WI/DD, Settling 10/19/21)	No Opt. Call	AA-	3,942,894
3,500	5.000%, 1/01/26 (WI/DD, Settling 10/19/21)	No Opt. Call	AA-	4,143,230
585	Steel Point Infrastructure Improvement District, 4.000%, 4/01/41 (WI/DD, Settling 10/13/21)	4/30 at 100.00	N/R	606,267
	Stratford, Connecticut, General Obligation Bonds, Series 2014:
410	5.000%, 12/15/24 (Pre-refunded 12/15/22)	12/22 at 100.00	AA- (4)	433,571
580	5.000%, 12/15/26 (Pre-refunded 12/15/22)	12/22 at 100.00	AA- (4)	613,344
227,915	Total Connecticut			236,537,003
	Delaware – 0.2%
12,440	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45 (Mandatory Put 10/01/25)	10/25 at 100.00	BBB-	12,536,659
1,000	Delaware Health Facilities Authority, Revenue Bonds, Bayhealth Medical Center Project, Series 2017A, 4.000%, 7/01/35	7/27 at 100.00	AA	1,124,430
	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
1,100	4.000%, 7/01/22 (ETM)	No Opt. Call	AA- (4)	1,131,207
3,995	5.000%, 7/01/28 (Pre-refunded 7/01/23)	7/23 at 100.00	AA- (4)	4,314,320
18,535	Total Delaware			19,106,616
118

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia – 1.3%
$ 3,880	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30	10/22 at 100.00	BB-	$4,015,490
2,675	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	A-	2,946,619
159,565	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	11/21 at 21.97	N/R	34,903,248
11,585	District of Columbia, Income Tax Secured Revenue Bonds, Refunding Series 2020B, 5.000%, 10/01/27	No Opt. Call	AAA	14,447,769
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
1,700	4.000%, 10/01/35	10/29 at 100.00	A-	1,964,826
3,500	4.000%, 10/01/37	10/29 at 100.00	A-	4,020,625
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding First Senior Lien Series 2019A:
1,250	5.000%, 10/01/33	10/28 at 100.00	A	1,557,013
1,750	5.000%, 10/01/34	10/28 at 100.00	A	2,177,805
2,000	5.000%, 10/01/35	10/28 at 100.00	A	2,483,880
8,475	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2016A, 4.000%, 10/01/35 (AMT)	10/26 at 100.00	Aa3	9,568,444
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A:
5,520	5.000%, 10/01/26 (AMT)	No Opt. Call	Aa3	6,646,135
4,150	5.000%, 10/01/28 (AMT)	No Opt. Call	Aa3	5,225,514
4,155	5.000%, 10/01/29 (AMT)	10/28 at 100.00	Aa3	5,221,547
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2020A Forward Delivery:
7,000	5.000%, 10/01/21 (AMT)	No Opt. Call	Aa3	7,000,000
10,000	5.000%, 10/01/22 (AMT)	No Opt. Call	Aa3	10,476,500
5,225	5.000%, 10/01/23 (AMT)	No Opt. Call	Aa3	5,714,060
	Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds, Green Series 2021A:
4,085	5.000%, 7/15/26	No Opt. Call	AA	4,936,968
4,000	5.000%, 7/15/27	No Opt. Call	AA	4,964,440
6,875	4.000%, 7/15/34	7/31 at 100.00	AA	8,420,500
1,250	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018, 5.000%, 7/01/25	No Opt. Call	AA-	1,458,588
248,640	Total District of Columbia			138,149,971
	Florida – 4.0%
4,170	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Shands Teaching Hospital & Clinics, Inc at the University of Florida Project, Refunding Series 2019B-2, 5.000%, 12/01/37 (Mandatory Put 12/01/26)	6/26 at 100.00	A	4,913,970
119

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 12,835	Broward County School Board, Florida, Certificates of Participation, Series 2015A, 5.000%, 7/01/25	No Opt. Call	Aa3	$14,955,984
	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
10,000	5.000%, 10/01/34 (AMT)	10/25 at 100.00	A1	11,582,300
15,135	5.000%, 10/01/35 (AMT)	10/25 at 100.00	A1	17,516,946
3,110	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B, 2.250%, 9/01/29 (AMT)	No Opt. Call	A1	3,215,771
	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017:
910	2.250%, 9/01/23 – AGM Insured	No Opt. Call	AA	944,280
1,410	2.500%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,497,519
1,270	2.750%, 9/01/25 – AGM Insured	No Opt. Call	AA	1,380,541
890	2.750%, 9/01/26 – AGM Insured	No Opt. Call	AA	975,226
605	3.000%, 9/01/27 – AGM Insured	No Opt. Call	AA	677,939
	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2015:
9,685	5.000%, 10/01/32	10/25 at 100.00	A+	11,333,678
7,325	5.000%, 10/01/33	10/25 at 100.00	A+	8,565,635
2,030	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020, 5.000%, 12/15/35, 144A	7/26 at 100.00	N/R	2,211,360
7,010	Central Florida Expressway Authority, Revenue Bonds, Refunding Senior Lien Series 2021, 5.000%, 7/01/26 – AGM Insured	No Opt. Call	AA	8,436,815
10,000	Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series 2021D, 5.000%, 7/01/33 – AGM Insured	7/31 at 100.00	AA	13,309,700
	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
16,445	5.000%, 6/01/22	12/21 at 100.00	AA	16,569,653
14,640	5.000%, 6/01/25	12/24 at 100.00	AA	16,733,813
	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Refunding Series 2013:
1,390	4.750%, 11/01/23 (ETM)	No Opt. Call	N/R (4)	1,455,316
1,860	6.000%, 11/01/33 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	2,073,361
1,000	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project, Series 2013A, 6.000%, 4/01/42 (Pre-refunded 4/01/23)	4/23 at 100.00	A- (4)	1,085,240
	Florida Department of Transportation, Full Faith and Credit Right-of-Way Acquisition and Bridge Construction Bonds, Refunding Series 2021A:
13,450	5.000%, 7/01/26	No Opt. Call	AAA	16,222,583
14,125	5.000%, 7/01/27	No Opt. Call	AAA	17,513,446
370	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%, 6/15/27, 144A	6/26 at 100.00	N/R	394,324
1,155	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Mater Academy Projects, Series 2020A, 5.000%, 6/15/35, 144A	6/27 at 100.00	BBB	1,343,796
30,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49, 144A (AMT)	1/24 at 107.00	N/R	32,666,100
120

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A:
$ 44,460	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	11/21 at 104.00	N/R	$45,423,893
30,650	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	11/21 at 104.00	N/R	31,244,916
3,275	Florida Governmental Utility Authority, Utility Revenue Bonds, Lake Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	A	3,391,262
2,755	Florida Governmental Utility Authority, Utility Revenue Bonds, Pasco Aqua Utility System, Series 2013A, 4.250%, 10/01/33 (Pre-refunded 10/01/22)	10/22 at 100.00	N/R (4)	2,864,897
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2016:
1,250	5.000%, 4/01/32	4/26 at 100.00	A-	1,455,588
1,750	5.000%, 4/01/33	4/26 at 100.00	A-	2,035,827
5,965	5.000%, 4/01/34	4/26 at 100.00	A-	6,926,379
4,290	5.000%, 4/01/35	4/26 at 100.00	A-	4,974,469
2,020	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2017-1, 3.600%, 7/01/37	1/27 at 100.00	Aaa	2,103,992
3,340	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2018-2, 4.050%, 7/01/38	1/28 at 100.00	Aaa	3,601,990
6,060	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2019-1, 3.000%, 7/01/39	7/28 at 100.00	Aaa	6,298,097
8,390	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Social Series 2021-2, 2.050%, 7/01/41	7/30 at 100.00	Aaa	8,109,522
1,190	Florida Municipal Power Agency, Power Supply Revenue Bonds, All Requirements Project, Refunding Series 2016A, 5.000%, 10/01/30	10/26 at 100.00	AA-	1,427,465
9,955	Florida State Department of Transportation, Federal Highway Reimbursement Revenue Bonds, Indirect GARVEES Series 2021A, 5.000%, 7/01/26	No Opt. Call	AA	11,929,574
11,806	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Refunding Series 2012, 2.025%, 11/15/26 (Mandatory Put 11/15/22)	8/22 at 101.00	N/R	11,998,652
1,940	Jacksonville, Florida, Special Revenue Bonds, Series 20120C, 5.000%, 10/01/24	10/22 at 100.00	AA	2,031,646
5,105	JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three 2020A, 5.000%, 10/01/27	No Opt. Call	AA	6,312,537
6,010	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2015A, 5.000%, 4/01/35	4/25 at 100.00	A-	6,835,353
5,560	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53	4/28 at 100.00	A-	6,562,246
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
2,705	5.000%, 7/01/24	No Opt. Call	A	3,029,059
1,440	5.000%, 7/01/27	7/24 at 100.00	A	1,614,600
5,200	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A, 5.000%, 10/01/22 (AMT)	No Opt. Call	A2	5,447,780
121

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A:
$ 4,000	5.000%, 11/01/32 – AGM Insured	11/27 at 100.00	AA	$4,906,240
2,015	5.000%, 11/01/34 – AGM Insured	11/27 at 100.00	AA	2,459,771
1,000	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/44	10/29 at 100.00	BBB+	1,238,840
2,525	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/31 (Pre-refunded 12/01/24)	12/24 at 100.00	N/R (4)	2,893,448
4,235	Palm Beach County School Board, Florida, Certificates of Participation, Series 2014B, 5.000%, 8/01/22	No Opt. Call	Aa3	4,403,553
1,635	Palm Beach County, Florida, Public Improvement Revenue Bonds, Supervisor of Elections Operations Building Project, Series 2021A, 5.000%, 12/01/24	No Opt. Call	AAA	1,874,397
	Seminole County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Galileo Schools for Gifted Learning, Series 2021A:
315	4.000%, 6/15/36, 144A	6/31 at 100.00	Ba1	356,615
425	4.000%, 6/15/41, 144A	6/31 at 100.00	Ba1	474,921
4,830	South Florida Water Management District, Certificates of Participation, Series 2015, 5.000%, 10/01/33	4/26 at 100.00	AA	5,692,686
1,700	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/34	9/30 at 86.77	A+	1,203,872
	Tampa, Florida, Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
645	5.000%, 9/01/22	No Opt. Call	A+	672,696
2,850	5.000%, 9/01/23	9/22 at 100.00	A+	2,971,153
1,280	3.125%, 9/01/24	9/22 at 100.00	A+	1,311,078
1,290	5.000%, 9/01/25	9/22 at 100.00	A+	1,342,606
1,500	5.000%, 9/01/27	9/22 at 100.00	A+	1,561,170
2,000	5.000%, 9/01/28	9/22 at 100.00	A+	2,081,560
6,150	4.000%, 9/01/33	9/22 at 100.00	A+	6,305,656
384,331	Total Florida			424,945,302
	Georgia – 2.6%
9,575	Athens-Clarke County Unified Government, Georgia, General Obligation Sales Tax Bonds, Series 2021, 5.000%, 12/01/27	No Opt. Call	Aa1	12,011,550
	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B:
1,500	5.000%, 1/01/28 (Pre-refunded 1/01/22)	1/22 at 100.00	Aa3 (4)	1,517,565
1,650	5.000%, 1/01/37	1/22 at 100.00	Aa3	1,669,322
	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
11,070	5.000%, 1/01/27	1/24 at 100.00	Aa3	12,201,243
4,290	5.000%, 1/01/29	1/24 at 100.00	Aa3	4,743,668
6,935	5.000%, 1/01/30	1/24 at 100.00	Aa3	7,661,788
122

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$ 14,820	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2018C, 4.000%, 11/01/37	11/27 at 100.00	Aa2	$17,198,314
	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Revenue Bonds, Memorial Health University Medical Center, Inc, Refunding & Improvement Series 2012A:
3,340	5.000%, 1/01/23 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (4)	3,378,677
5,560	5.000%, 1/01/24 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (4)	5,624,385
8,990	5.000%, 1/01/25 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (4)	9,094,104
14,665	Columbus Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Health, Series 2019B, 5.000%, 7/01/54 (Mandatory Put 7/01/29)	1/29 at 100.00	AA-	18,435,518
3,670	Fulton County Residential Care Facilities Elderly Authority, Georgia, Revenue Bonds, Canterbury Court Project Entrance Fee , Series 2021B TEMPS-80, 2.250%, 10/01/28, 144A (WI/DD, Settling 10/07/21)	10/23 at 100.00	N/R	3,669,963
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018A:
3,590	3.600%, 12/01/33	6/27 at 100.00	AAA	3,814,698
5,935	3.850%, 12/01/38	6/27 at 100.00	AAA	6,312,763
1,850	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018B, 3.800%, 12/01/33	12/27 at 100.00	AAA	1,913,566
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2019A:
2,910	3.050%, 12/01/34	6/28 at 100.00	AAA	3,103,079
4,000	3.350%, 12/01/39	6/28 at 100.00	AAA	4,284,480
8,285	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2019B, 2.950%, 12/01/39	12/28 at 100.00	AAA	8,719,217
6,355	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Sub Series 2015A-1, 3.700%, 12/01/35	12/24 at 100.00	AAA	6,638,814
10,020	Georgia State, General Obligation Bonds, Series 2018A, 5.000%, 7/01/28	No Opt. Call	AAA	12,789,027
	Georgia State, General Obligation Bonds, Series 2021A:
32,615	5.000%, 7/01/25	No Opt. Call	AAA	38,203,580
23,835	5.000%, 7/01/26	No Opt. Call	AAA	28,822,950
16,890	5.000%, 7/01/27	No Opt. Call	AAA	21,006,262
26,600	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	9/24 at 100.43	Aa2	29,320,914
10,620	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019C, 4.000%, 3/01/50 (Mandatory Put 9/01/26)	6/26 at 100.50	A3	12,125,385
3,075	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2021C, 4.000%, 5/01/52 (Mandatory Put 12/01/28)	9/28 at 100.69	A3	3,633,143
2,785	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U, 5.000%, 10/01/21	No Opt. Call	AA-	2,785,000
245,430	Total Georgia			280,678,975
	Guam – 0.0%
4,070	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	A- (4)	4,430,602
123

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Hawaii – 0.6%
$ 8,320	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Refunding Series 2019, 3.200%, 7/01/39	7/29 at 100.00	A-	$9,010,394
10,785	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Series 2017A, 3.100%, 5/01/26 (AMT)	No Opt. Call	A-	11,763,846
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A:
5,500	5.000%, 7/01/26	7/25 at 100.00	AA-	6,388,855
4,510	5.000%, 7/01/27	7/25 at 100.00	AA-	5,229,796
7,825	5.000%, 7/01/28	7/25 at 100.00	AA-	9,064,402
9,180	5.000%, 7/01/29	7/25 at 100.00	AA-	10,623,004
15,450	HAWAIIAN ELECTRIC COMPANY INC and Its Subsidiaries, Special Purpose Revenue Bonds, Deparment of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (AMT)	No Opt. Call	A-	16,618,638
700	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2021A, 2.000%, 7/01/46	7/31 at 100.00	Aa1	638,421
62,270	Total Hawaii			69,337,356
	Idaho – 0.4%
560	Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance Facilities Project, Subordinate Series 2015, 3.750%, 9/01/32 (AMT)	9/25 at 100.00	A2	608,692
2,205	Boise City, Idaho, Airport Revenue Bonds, Employee Parking Facilities Project, Series 2021B, 4.000%, 9/01/46 (AMT)	9/31 at 100.00	A1	2,533,788
3,750	Boise City, Idaho, Airport Revenue Bonds, Public Parking Facilities Project, Refunding Series 2021A, 5.000%, 9/01/46	9/31 at 100.00	A1	4,776,825
3,100	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2014A, 4.125%, 3/01/37	3/24 at 100.00	A-	3,280,482
3,220	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2021A, 5.000%, 7/15/29	No Opt. Call	A+	4,147,650
1,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Victory Charter School, Inc Project, Refunding Series 2016A, 5.000%, 7/01/39	7/26 at 100.00	BBB-	1,131,370
1,595	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2019C, 2.900%, 7/01/39	1/29 at 100.00	Aa1	1,662,181
140	Idaho State, Tax Anticipation Notes, Series 2021, 3.000%, 6/30/22	No Opt. Call	N/R	143,003
2,710	Madison County School District 321, Idaho, General Obligation Bonds, Sales Tax and Credit Enhancement Guaranty, Refunding Series 2014B, 5.000%, 8/15/22	No Opt. Call	Aaa	2,823,630
12,005	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24	No Opt. Call	BBB-	12,691,926
	Valley and Adams Counties Joint School District 421 McCall-Donnelly, Idaho, General Obligation Bonds, Serie 2021A:
1,285	4.000%, 9/15/29	No Opt. Call	Aaa	1,568,754
1,665	4.000%, 9/15/30	No Opt. Call	Aaa	2,059,672
1,735	4.000%, 9/15/31	No Opt. Call	Aaa	2,177,876
835	4.000%, 9/15/32	9/31 at 100.00	Aaa	1,044,301
35,805	Total Idaho			40,650,150
124

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois – 9.9%
$ 1,850	Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev Project, Senior Lien Series 2016, 4.000%, 1/01/24	1/22 at 100.00	N/R	$1,854,422
4,700	Berwyn, Cook County, Illinois, General Obligation Bonds, Series 2014A, 5.000%, 12/01/34	12/24 at 100.00	BBB	5,049,022
	Bolingbrook, Will and DuPage Counties, Illinois, General Obligation Bonds, Refunding Series 2013A:
2,800	0.000%, 1/01/30 (Pre-refunded 7/01/23)	7/23 at 72.73	A2 (4)	2,025,716
2,550	0.000%, 1/01/31 (Pre-refunded 7/01/23)	7/23 at 68.95	A2 (4)	1,748,943
2,760	0.000%, 1/01/32 (Pre-refunded 7/01/23)	7/23 at 65.29	A2 (4)	1,792,482
4,000	0.000%, 1/01/33 (Pre-refunded 7/01/23)	7/23 at 61.69	A2 (4)	2,454,720
	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016:
427	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	436,104
442	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	459,499
948	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	1,003,534
1,036	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	1,093,830
951	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	1,002,373
	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
581	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	593,387
606	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	629,992
936	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	990,831
1,403	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	1,481,315
1,427	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	1,504,087
29,585	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	35,965,301
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017:
1,860	5.000%, 4/01/33	4/27 at 100.00	A-	2,198,966
1,000	5.000%, 4/01/42	4/27 at 100.00	A-	1,168,160
1,150	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018, 5.000%, 4/01/37	4/28 at 100.00	A-	1,381,196
10,900	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A	12/27 at 100.00	BB	14,205,425
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
3,125	5.000%, 12/01/27	No Opt. Call	BB	3,812,656
12,385	5.000%, 12/01/30	12/27 at 100.00	BB	14,949,810
2,600	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31	12/27 at 100.00	BB	3,130,166
8,925	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/36	12/27 at 100.00	BB	10,636,369
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A:
9,745	4.000%, 12/01/21	No Opt. Call	BB	9,801,229
5,795	4.000%, 12/01/22	No Opt. Call	BB	6,030,567
125

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C:
$ 1,200	5.000%, 12/01/22	No Opt. Call	BB	$1,262,184
2,885	5.000%, 12/01/23	No Opt. Call	BB	3,156,305
2,300	5.000%, 12/01/24	No Opt. Call	BB	2,606,797
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A:
1,860	0.000%, 12/01/25	No Opt. Call	BB	1,765,772
2,545	0.000%, 12/01/26	No Opt. Call	BB	2,362,956
4,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2021B, 5.000%, 12/01/31	12/30 at 100.00	BB	5,076,360
19,585	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	BB	25,381,768
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2021A:
1,000	5.000%, 12/01/33	12/30 at 100.00	BB	1,258,560
5,300	5.000%, 12/01/36	12/30 at 100.00	BB	6,620,760
5,950	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A, 5.000%, 12/01/45	12/29 at 100.00	A+	7,307,136
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011:
3,530	5.250%, 12/01/25 (Pre-refunded 12/01/21)	12/21 at 100.00	AA (4)	3,558,770
3,235	5.250%, 12/01/26 (Pre-refunded 12/01/21)	12/21 at 100.00	AA (4)	3,261,365
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2015A:
5,710	5.000%, 1/01/33 (AMT)	1/25 at 100.00	A	6,482,163
4,225	5.000%, 1/01/34 (AMT)	1/25 at 100.00	A	4,793,432
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2018B:
2,500	5.000%, 1/01/36	1/29 at 100.00	A	3,096,625
3,000	5.000%, 1/01/37	1/29 at 100.00	A	3,706,650
4,000	5.000%, 1/01/38	1/29 at 100.00	A	4,932,080
17,805	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB+	21,840,503
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
2,080	5.000%, 1/01/23 (ETM)	No Opt. Call	N/R (4)	2,201,846
4,745	5.000%, 1/01/23	No Opt. Call	BBB+	5,005,548
7,600	5.000%, 1/01/24	No Opt. Call	BBB+	8,330,208
4,440	5.000%, 1/01/25	No Opt. Call	BBB+	5,026,346
2,045	5.000%, 1/01/26	No Opt. Call	BBB+	2,383,243
1,525	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/24	12/23 at 100.00	A+	1,660,801
126

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
$ 2,830	5.000%, 11/15/21	No Opt. Call	A+	$2,845,707
2,475	5.000%, 11/15/22	No Opt. Call	A+	2,607,883
2,260	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A, 5.000%, 11/15/21	No Opt. Call	A+	2,272,543
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A:
3,900	5.000%, 11/15/26	No Opt. Call	A+	4,732,611
2,000	5.000%, 11/15/27	No Opt. Call	A+	2,480,380
3,345	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A, 4.000%, 11/15/39	11/30 at 100.00	AA-	3,898,062
	Effingham and Clay Counties Community Unit School District Number 40, Effingham, Illinois, General Obligation Bonds, School Series 2019A:
1,000	4.000%, 12/01/30 – BAM Insured	12/27 at 100.00	AA	1,169,430
1,000	4.000%, 12/01/34 – BAM Insured	12/27 at 100.00	AA	1,129,480
1,395	4.000%, 12/01/35 – BAM Insured	12/27 at 100.00	AA	1,564,730
1,455	4.000%, 12/01/36 – BAM Insured	12/27 at 100.00	AA	1,629,193
500	Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding Series 2017, 2.800%, 3/01/25 – BAM Insured	No Opt. Call	AA	534,550
	Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding Series 2017:
873	2.400%, 3/01/23 – BAM Insured	No Opt. Call	AA	896,658
923	2.600%, 3/01/24 – BAM Insured	No Opt. Call	AA	966,399
1,022	3.000%, 3/01/26 – BAM Insured	No Opt. Call	AA	1,112,743
1,052	3.150%, 3/01/27 – BAM Insured	3/26 at 100.00	AA	1,145,523
6,815	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008A-2, 4.000%, 11/01/30	No Opt. Call	AA	7,662,377
7,370	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008A-3, 5.000%, 11/01/30	No Opt. Call	AA	8,693,431
1,070	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014, 5.000%, 8/01/23	No Opt. Call	AA	1,163,186
8,500	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2008A-1, 4.000%, 11/01/30	No Opt. Call	AA	9,558,080
3,245	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	AA (4)	3,349,165
6,400	Illinois Finance Authority, Revenue Bonds, Ann & Robert H Lurie Children's Hospital of Chicago, Refunding Series 2017, 4.000%, 8/15/39	8/27 at 100.00	AA	7,219,776
2,000	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2016, 5.000%, 3/01/30	3/26 at 100.00	AA-	2,353,560
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
2,400	3.625%, 2/15/32	2/27 at 100.00	AA+	2,684,208
10,000	3.750%, 2/15/34	2/27 at 100.00	AA+	11,199,600
70	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (4)	81,417
1,505	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (4)	1,750,466
32,435	4.000%, 2/15/41	2/27 at 100.00	AA+	36,401,476
127

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 13,685	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27 (Pre-refunded 9/01/22)	9/22 at 100.00	AA+ (4)	$14,284,540
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
475	5.000%, 9/01/26 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (4)	539,002
1,205	5.000%, 9/01/27 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (4)	1,367,362
775	5.000%, 9/01/29 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (4)	879,424
2,450	5.000%, 9/01/34 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (4)	2,780,113
2,910	4.625%, 9/01/39 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (4)	3,270,549
7,040	5.000%, 9/01/42 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (4)	7,988,570
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
1,390	5.000%, 5/15/23 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (4)	1,429,420
1,120	5.000%, 5/15/25 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (4)	1,151,763
1,175	5.000%, 5/15/26 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (4)	1,208,323
	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2019:
2,500	5.000%, 4/01/31	4/29 at 100.00	AA-	3,135,300
1,300	5.000%, 4/01/32	4/29 at 100.00	AA-	1,624,909
4,500	5.000%, 4/01/34	4/29 at 100.00	AA-	5,592,420
7,610	5.000%, 4/01/36	4/29 at 100.00	AA-	9,394,545
5,205	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/24	No Opt. Call	A3	5,924,747
	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
2,370	5.000%, 7/01/33	7/26 at 100.00	AA-	2,782,001
3,170	5.000%, 7/01/34	7/26 at 100.00	AA-	3,714,701
5,000	5.000%, 7/01/35	7/26 at 100.00	AA-	5,851,600
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A:
1,000	5.000%, 11/15/27	11/25 at 100.00	A	1,166,610
1,885	5.000%, 11/15/28	11/25 at 100.00	A	2,197,401
2,000	5.000%, 11/15/29	11/25 at 100.00	A	2,329,700
2,950	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.400%, 4/01/27	11/21 at 100.00	B	2,957,228
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
2,215	5.000%, 8/15/35	8/25 at 100.00	A3	2,552,544
5,000	5.000%, 8/15/44	8/25 at 100.00	A3	5,743,450
	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc, Refunding Series 2017C:
1,150	5.000%, 3/01/32	3/27 at 100.00	AA-	1,360,841
2,750	5.000%, 3/01/33	3/27 at 100.00	AA-	3,247,283
1,650	5.000%, 3/01/34	3/27 at 100.00	AA-	1,945,994
1,800	4.000%, 3/01/35	3/27 at 100.00	AA-	2,018,286
128

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 9,805	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2021B, 5.000%, 8/15/53 (Mandatory Put 8/15/31)	No Opt. Call	AA-	$13,050,357
1,205	Illinois Health Facilities Authority, Revenue Bonds, Advocate Healthcare Network, Series 2003A Remarketing 07/21/16, 1.375%, 11/15/22	11/21 at 101.00	AA	1,213,917
23,290	Illinois Housing Development Authority, Revenue Bonds, Green Series 2021B, 2.150%, 10/01/41	4/30 at 100.00	Aaa	22,547,515
3,195	Illinois Housing Development Authority, Revenue Bonds, Series 2019D, 2.950%, 10/01/39	4/29 at 100.00	Aaa	3,277,112
	Illinois State, General Obligation Bonds, February Series 2014:
4,110	5.000%, 2/01/23	No Opt. Call	BBB	4,360,669
5,815	5.000%, 2/01/24	No Opt. Call	BBB	6,417,608
4,985	5.000%, 2/01/25	2/24 at 100.00	BBB	5,493,021
4,675	5.000%, 2/01/26	2/24 at 100.00	BBB	5,128,943
6,100	5.000%, 2/01/27	2/24 at 100.00	BBB	6,683,099
2,975	Illinois State, General Obligation Bonds, June Series 2016, 3.500%, 6/01/29	6/26 at 100.00	BBB	3,248,700
2,750	Illinois State, General Obligation Bonds, March Series 2021A, 5.000%, 3/01/26	No Opt. Call	BBB	3,240,490
1,800	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/32	5/24 at 100.00	BBB	1,968,570
12,200	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB	14,588,394
6,440	Illinois State, General Obligation Bonds, November Series 2017C, 5.000%, 11/01/29	11/27 at 100.00	BBB	7,723,106
	Illinois State, General Obligation Bonds, November Series 2017D:
3,405	5.000%, 11/01/21	No Opt. Call	BBB	3,417,190
26,235	5.000%, 11/01/23	No Opt. Call	BBB	28,685,611
4,180	5.000%, 11/01/24	No Opt. Call	BBB	4,735,355
5,530	5.000%, 11/01/25	No Opt. Call	BBB	6,459,317
4,825	3.250%, 11/01/26	No Opt. Call	BBB	5,353,145
3,440	5.000%, 11/01/26	No Opt. Call	BBB	4,113,449
11,790	5.000%, 11/01/27	No Opt. Call	BBB	14,370,477
5,890	5.000%, 11/01/28	11/27 at 100.00	BBB	7,124,544
10,075	Illinois State, General Obligation Bonds, November Series 2019A, 5.000%, 11/01/22	No Opt. Call	BBB	10,577,138
2,000	Illinois State, General Obligation Bonds, November Series 2019B, 5.000%, 11/01/30	11/29 at 100.00	BBB	2,500,580
3,250	Illinois State, General Obligation Bonds, Refunding March Series 2021C, 4.000%, 3/01/24	No Opt. Call	BBB	3,519,490
1,600	Illinois State, General Obligation Bonds, Refunding September Series 2018B, 5.000%, 10/01/32	10/28 at 100.00	BBB	1,937,520
	Illinois State, General Obligation Bonds, Refunding Series 2012:
15,265	5.000%, 8/01/22	No Opt. Call	BBB	15,853,008
410	5.000%, 8/01/25	8/22 at 100.00	BBB	425,268
12,210	Illinois State, General Obligation Bonds, Series 2012A, 4.000%, 1/01/22	No Opt. Call	BBB	12,320,623
	Illinois State, General Obligation Bonds, Series 2013:
5,715	5.500%, 7/01/25	7/23 at 100.00	BBB	6,201,461
2,875	5.500%, 7/01/26	7/23 at 100.00	BBB	3,111,325
2,105	5.500%, 7/01/27	7/23 at 100.00	BBB	2,275,105
7,570	5.250%, 7/01/29	7/23 at 100.00	BBB	8,117,992
129

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
$ 9,595	5.000%, 12/01/21	No Opt. Call	AA-	$9,668,881
3,385	5.000%, 12/01/22	No Opt. Call	AA-	3,573,883
4,110	5.000%, 1/01/33	1/23 at 100.00	AA-	4,346,078
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2016A:
8,060	5.000%, 12/01/31	1/26 at 100.00	AA-	9,459,458
8,675	5.000%, 12/01/32	1/26 at 100.00	AA-	10,169,355
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2018A:
8,500	5.000%, 1/01/25	No Opt. Call	AA-	9,740,830
14,385	5.000%, 1/01/26	No Opt. Call	AA-	17,027,956
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
11,000	5.000%, 1/01/36	1/24 at 100.00	AA-	12,066,890
6,135	5.000%, 1/01/37	1/24 at 100.00	AA-	6,724,267
11,670	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA-	12,879,129
10,805	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/37	1/26 at 100.00	AA-	12,617,107
	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Series 2007A:
1,955	9.000%, 1/01/22 – AGM Insured (ETM)	No Opt. Call	AA (4)	1,996,172
6,615	9.000%, 1/01/22 – AGM Insured	No Opt. Call	AA+	6,756,759
285	9.000%, 1/01/23 – AGM Insured (ETM)	No Opt. Call	AA (4)	315,512
965	9.000%, 1/01/23 – AGM Insured	No Opt. Call	AA+	1,070,648
1,210	9.000%, 1/01/25 (ETM)	No Opt. Call	AA (4)	1,538,491
3,940	9.000%, 1/01/25 – AGM Insured	No Opt. Call	AA+	4,985,124
	Kendall, Kane, and Will Counties Community Unit School District 308 Oswego, Illinois, General Obligation Bonds, Refunding School Series 2016:
5,020	5.000%, 2/01/34	2/26 at 100.00	AA-	5,877,717
3,465	5.000%, 2/01/35	2/26 at 100.00	AA-	4,050,620
	LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois, General Obligation Bonds, School Building Series 2017:
1,140	5.000%, 12/01/24 – BAM Insured	No Opt. Call	AA	1,292,258
1,485	5.000%, 12/01/30 – BAM Insured	12/26 at 100.00	AA	1,800,889
1,165	5.000%, 12/01/31 – BAM Insured	12/26 at 100.00	AA	1,412,166
1,645	5.000%, 12/01/32 – BAM Insured	12/26 at 100.00	AA	1,992,144
1,725	5.000%, 12/01/33 – BAM Insured	12/26 at 100.00	AA	2,087,078
1,815	5.000%, 12/01/34 – BAM Insured	12/26 at 100.00	AA	2,192,901
130

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	LaSalle County, Illinois, General Obligation Bonds, Self-Insurance Series 2019:
$ 1,845	4.000%, 12/01/27	No Opt. Call	Aa2	$2,149,314
1,925	4.000%, 12/01/28	12/27 at 100.00	Aa2	2,291,539
1,560	4.000%, 12/01/29	12/27 at 100.00	Aa2	1,847,633
	Madison County Community Unit School District 7 Edwardsville, Illinois, General Obligation Bonds, Series 2017A:
2,430	5.000%, 12/01/28	12/25 at 100.00	AA	2,857,048
2,500	5.000%, 12/01/29	12/25 at 100.00	AA	2,939,350
1,500	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2017A, 5.000%, 11/01/31 – AGM Insured	11/26 at 100.00	AA	1,798,455
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
5,535	5.000%, 12/15/28	6/22 at 100.00	BBB+	5,717,212
1,905	0.000%, 12/15/51	No Opt. Call	BBB+	754,037
4,360	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2022A, 4.000%, 12/15/42 (WI/DD, Settling 3/17/22)	12/31 at 100.00	BBB+	4,955,402
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
1,810	0.000%, 12/15/37 (7)	No Opt. Call	BBB+	1,555,315
9,045	0.000%, 12/15/42 (7)	6/38 at 100.00	BBB+	7,838,216
6,000	0.000%, 12/15/47 (7)	6/38 at 100.00	BBB+	5,118,180
1,470	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2020B, 5.000%, 6/15/42	12/30 at 100.00	BBB+	1,820,242
28,515	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/29 – NPFG Insured	No Opt. Call	BBB+	24,523,185
	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2018:
419	3.100%, 3/01/26 – BAM Insured	No Opt. Call	AA	454,791
474	3.200%, 3/01/27 – BAM Insured	No Opt. Call	AA	519,604
337	3.300%, 3/01/28 – BAM Insured	3/27 at 100.00	AA	370,555
587	3.450%, 3/01/30 – BAM Insured	3/27 at 100.00	AA	642,706
500	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29	1/26 at 100.00	N/R	514,440
	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Series 2021:
325	5.000%, 10/01/27 – BAM Insured	No Opt. Call	AA	396,367
650	5.000%, 10/01/28 – BAM Insured	No Opt. Call	AA	809,549
2,270	Peroia Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2011, 0.000%, 12/01/24	No Opt. Call	A	2,190,278
1,491	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	1,621,015
131

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
$ 295	5.000%, 10/01/23	10/22 at 100.00	Baa1	$306,124
350	5.000%, 10/01/24	10/22 at 100.00	Baa1	362,646
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017:
3,940	5.000%, 6/01/25	No Opt. Call	A	4,577,137
5,010	5.000%, 6/01/26	No Opt. Call	A	5,997,170
3,030	5.000%, 6/01/27	6/26 at 100.00	A	3,603,912
	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017:
1,283	3.700%, 3/01/29 – BAM Insured	3/27 at 100.00	AA	1,429,031
1,073	3.800%, 3/01/30 – BAM Insured	3/27 at 100.00	AA	1,194,195
1,897	4.000%, 3/01/33 – BAM Insured	3/27 at 100.00	AA	2,077,727
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Second Lien Series 2020A:
2,425	5.000%, 1/01/36	1/30 at 100.00	AA-	3,053,124
2,435	5.000%, 1/01/37 – BAM Insured	1/30 at 100.00	AA	3,063,571
	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc, Series 2013:
2,565	7.125%, 11/01/43 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	2,925,690
2,415	7.625%, 11/01/48 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	2,779,544
2,795	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2016B, 4.000%, 10/15/40	10/25 at 100.00	A-	3,040,401
	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2020:
950	4.000%, 4/15/34	4/30 at 100.00	AA-	1,122,283
1,225	4.000%, 10/15/35	4/30 at 100.00	AA-	1,441,249
	Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series 2015:
95	5.000%, 3/01/22	No Opt. Call	A	96,778
7,805	5.000%, 3/01/33	3/25 at 100.00	A	8,915,495
13,960	5.000%, 3/01/34 – AGM Insured	3/25 at 100.00	AA	15,925,847
11,060	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	12,585,506
	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012:
3,205	4.000%, 11/01/21	No Opt. Call	A	3,213,621
2,830	4.000%, 11/01/22	No Opt. Call	A	2,936,634
132

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Will and Kendall Counties Community Consolidated School District 202 Plainfield, Illinois, General Obligation Bonds, Series 2016C:
$ 9,760	5.000%, 1/01/22	No Opt. Call	Aa2	$9,873,899
3,355	5.000%, 1/01/23	No Opt. Call	Aa2	3,554,186
3,295	5.000%, 1/01/24	No Opt. Call	Aa2	3,622,358
4,215	5.000%, 1/01/25	No Opt. Call	Aa2	4,799,578
5,675	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2013B, 0.000%, 1/01/30	No Opt. Call	Baa1	4,664,737
5,000	Will County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2016, 5.000%, 11/15/41 (Pre-refunded 11/15/25)	11/25 at 100.00	AA+ (4)	5,919,500
	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013:
4,070	0.000%, 2/01/25	No Opt. Call	A+	3,925,474
3,855	0.000%, 2/01/26	No Opt. Call	A+	3,646,869
955,458	Total Illinois			1,060,040,671
	Indiana – 3.1%
3,500	Indiana Finance Authority, Educational Facilities Revenue Bonds, University of Indianapolis Project, Series 2017, 5.000%, 10/01/43	4/27 at 100.00	BBB+	4,032,420
2,570	Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power & Light Company Project, Refunding Series 2020A, 0.950%, 12/01/38 (Mandatory Put 4/01/26) (AMT)	No Opt. Call	A2	2,532,941
6,750	Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power & Light Company Project, Refunding Series 2021B, 1.400%, 8/01/29	8/26 at 100.00	A2	6,681,757
2,375	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2021A, 4.125%, 12/01/26	No Opt. Call	B	2,619,411
5,825	Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health, Series 2019B, 2.100%, 11/01/49 (Mandatory Put 11/01/26)	5/26 at 100.00	A-	6,099,532
12,500	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding 2015B, 1.650%, 12/01/42 (Pre-refunded 1/01/22) (Mandatory Put 7/01/22)	1/22 at 100.00	AA (4)	12,544,875
	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
1,130	3.500%, 10/01/26 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R (4)	1,203,382
500	5.000%, 10/01/29 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R (4)	547,680
4,000	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series 2015A, 5.250%, 2/01/37	8/25 at 100.00	AA+	4,656,240
	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Refunding First Lien Series 2021-1:
3,795	5.000%, 10/01/27	No Opt. Call	AA	4,722,726
3,025	5.000%, 10/01/28	No Opt. Call	AA	3,850,916
4,300	5.000%, 10/01/29	No Opt. Call	AA	5,584,883
5,295	5.000%, 10/01/30	No Opt. Call	AA	6,998,507
3,000	5.000%, 10/01/31	No Opt. Call	AA	4,045,620
133

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
$ 800	5.000%, 10/01/22	No Opt. Call	AA	$838,040
620	5.000%, 10/01/23	No Opt. Call	AA	678,553
635	5.000%, 10/01/24	No Opt. Call	AA	723,817
1,580	5.000%, 10/01/25	10/24 at 100.00	AA	1,797,408
1,710	5.000%, 10/01/26	10/24 at 100.00	AA	1,939,824
10,000	5.000%, 10/01/40	10/24 at 100.00	AA	11,224,900
8,010	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First Lien Series 2014A, 2.950%, 10/01/22 (ETM)	7/22 at 100.00	AA- (4)	8,178,771
1,470	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/41	7/30 at 100.00	Aaa	1,450,934
11,640	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Social PAC Series 2021B, 2.125%, 7/01/41	7/30 at 100.00	Aaa	11,352,958
	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A:
2,900	5.250%, 1/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (4)	3,152,329
2,505	5.250%, 1/01/34 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (4)	2,722,960
	Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Refunding Series 2019D:
9,005	5.000%, 1/01/25 (AMT)	No Opt. Call	A1	10,285,061
4,170	5.000%, 1/01/26 (AMT)	No Opt. Call	A1	4,915,054
11,165	5.000%, 1/01/28 (AMT)	No Opt. Call	A1	13,813,115
5,000	5.000%, 1/01/29 (AMT)	No Opt. Call	A1	6,289,500
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	AA	5,421,150
	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2013A:
7,900	5.250%, 8/15/28	8/23 at 100.00	AA	8,604,917
10,000	5.250%, 8/15/29	8/23 at 100.00	AA	10,895,300
	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2017A:
12,520	5.000%, 8/15/26	No Opt. Call	AA	15,181,627
6,695	5.000%, 8/15/27	No Opt. Call	AA	8,331,258
	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
515	5.000%, 10/01/27	10/24 at 100.00	A+	581,564
720	5.000%, 10/01/28	10/24 at 100.00	A+	812,779
1,000	5.000%, 10/01/29	10/24 at 100.00	A+	1,129,430
1,360	5.000%, 10/01/31	10/24 at 100.00	A+	1,535,250
1,215	5.000%, 10/01/33	10/24 at 100.00	A+	1,371,249
134

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
$ 940	5.000%, 4/01/22	No Opt. Call	Baa3	$960,144
2,015	5.000%, 4/01/24	4/22 at 100.00	Baa3	2,056,670
	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012:
500	5.000%, 2/01/22	No Opt. Call	N/R	504,865
500	5.000%, 8/01/22	2/22 at 100.00	N/R	504,780
500	5.000%, 8/01/23	2/22 at 100.00	N/R	504,555
500	5.000%, 2/01/24	2/22 at 100.00	N/R	504,150
33,040	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2018B, 5.000%, 1/01/36	1/27 at 100.00	A-	37,214,273
	Southwest Allen Multi School Building Corporation, Allen County, Indiana, First Mortgage Bonds, Series 2020:
675	4.000%, 7/15/24	No Opt. Call	AA+	742,878
560	4.000%, 1/15/25	No Opt. Call	AA+	624,781
270	Southwind Housing Inc, Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	11/21 at 100.00	N/R (4)	272,117
	Vanderburgh County,Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
1,040	5.000%, 2/01/25	8/24 at 100.00	A	1,172,038
1,000	5.000%, 2/01/26	8/24 at 100.00	A	1,124,040
1,805	5.000%, 2/01/27	8/24 at 100.00	A	2,023,459
1,800	5.000%, 2/01/29	8/24 at 100.00	A	2,017,116
2,700	5.000%, 2/01/31	8/24 at 100.00	A	3,024,729
24,415	Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP Products North America Inc Project, Refunidng Series 2019A, 5.000%, 12/01/44 (Mandatory Put 6/05/26) (AMT)	No Opt. Call	A2	29,204,490
25,005	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2015, 5.000%, 11/01/45 (Mandatory Put 11/01/22) (AMT)	No Opt. Call	A2	26,248,499
20,625	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2016A, 5.000%, 3/01/46 (Mandatory Put 3/01/23) (AMT)	No Opt. Call	A2	21,958,819
294,590	Total Indiana			330,011,041
	Iowa – 1.0%
	Des Moines, Iowa, General Obligation Bonds, Refunding Capital Loan Notes Series 2021A:
1,865	5.000%, 6/01/27	No Opt. Call	AA+	2,306,240
3,770	5.000%, 6/01/29	No Opt. Call	AA+	4,879,436
	Des Moines, Iowa, General Obligation Bonds, Series 2021F:
4,835	5.000%, 6/01/26	No Opt. Call	AA+	5,817,279
3,900	5.000%, 6/01/27	No Opt. Call	AA+	4,822,701
10,020	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2013A, 5.250%, 2/15/44 (Pre-refunded 2/15/23)	2/23 at 100.00	AA- (4)	10,710,177
135

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health System, Series 2013A:
$ 8,670	5.000%, 7/01/27 (Pre-refunded 7/01/23)	7/23 at 100.00	A1 (4)	$9,386,749
6,840	5.000%, 7/01/28 (Pre-refunded 7/01/23)	7/23 at 100.00	A1 (4)	7,405,463
2,510	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	10/21 at 103.00	BB-	2,549,357
2,015	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	2,181,117
6,445	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	6,914,518
2,000	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2019D, 2.600%, 7/01/37	1/29 at 100.00	AAA	2,046,700
	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2020A:
5,000	2.700%, 1/01/40	7/29 at 100.00	AAA	5,233,350
13,670	3.750%, 1/01/50	7/29 at 100.00	AAA	15,040,827
7,400	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social Series 2021B, 2.200%, 7/01/41	7/30 at 100.00	AAA	7,305,280
2,250	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social Series 2021D, 2.100%, 7/01/38	1/31 at 100.00	AAA	2,190,397
	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Senior Class 1 Series 2021A-2:
800	5.000%, 6/01/28	No Opt. Call	A	1,002,464
925	5.000%, 6/01/29	No Opt. Call	A	1,184,490
900	5.000%, 6/01/30	No Opt. Call	A	1,173,546
905	5.000%, 6/01/31	No Opt. Call	A	1,201,225
910	5.000%, 6/01/32	6/31 at 100.00	A-	1,200,144
4,885	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Senior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49	6/31 at 100.00	BBB	5,559,570
2,785	University of Iowa Facilities Corporation, Revenue Bonds, Refunding Series 2021, 5.000%, 6/01/25	No Opt. Call	Aa1	3,244,191
93,300	Total Iowa			103,355,221
	Kansas – 0.9%
14,655	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993A, 2.950%, 12/01/23	4/23 at 101.00	A+	15,324,733
11,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993B, 2.950%, 12/01/23	4/23 at 101.00	A+	11,501,050
37,980	Kansas Development Finance Authority, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021B, 5.000%, 11/15/54 (Mandatory Put 11/15/28)	No Opt. Call	AA	48,094,454
10,170	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc, Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (4)	10,225,528
5,265	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/37 (Pre-refunded 9/01/22)	9/22 at 100.00	A (4)	5,495,660
136

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)
	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A:
$ 660	5.000%, 9/01/22	No Opt. Call	A	$687,720
1,505	5.000%, 9/01/23	No Opt. Call	A	1,635,574
81,235	Total Kansas			92,964,719
	Kentucky – 1.5%
	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King's Daughters Medical Center Project, Refunding Series 2019:
450	4.000%, 2/01/33	2/30 at 100.00	BBB+	515,655
500	4.000%, 2/01/34	2/30 at 100.00	BBB+	571,090
180	4.000%, 2/01/35	2/30 at 100.00	BBB+	205,034
1,110	4.000%, 2/01/36	2/30 at 100.00	BBB+	1,259,539
8,935	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32 (AMT)	6/31 at 100.00	A1	9,150,155
3,200	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37	6/27 at 100.00	Baa2	3,739,360
1,880	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2015A, 4.500%, 6/01/46	6/25 at 100.00	Baa2	2,022,372
10	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009B, 2.700%, 5/01/39 (Mandatory Put 11/10/21)	No Opt. Call	BBB+	10,023
	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
1,320	5.000%, 7/01/26 (AMT)	7/24 at 100.00	A+	1,475,443
3,280	5.000%, 7/01/28 (AMT)	7/24 at 100.00	A+	3,666,253
	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A:
5,000	5.000%, 12/01/27 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (4)	5,157,100
10,175	5.000%, 12/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	10,494,699
3,810	5.000%, 12/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (4)	3,929,710
5,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A, 2.000%, 10/01/33	4/31 at 100.00	A1	5,012,050
	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway County Public Hospital Corporation Project, Refunding Series 2016:
1,005	5.000%, 8/01/25	No Opt. Call	Ba2	1,131,439
1,060	5.000%, 8/01/26	No Opt. Call	Ba2	1,216,212
1,110	5.000%, 8/01/27	8/26 at 100.00	Ba2	1,267,442
1,165	5.000%, 8/01/28	8/26 at 100.00	Ba2	1,322,450
1,230	5.000%, 8/01/29	8/26 at 100.00	Ba2	1,386,345
2,935	5.000%, 8/01/37	8/26 at 100.00	Ba2	3,230,173
15,000	Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-American Water Company Project, Refunding Series 2019A, 2.450%, 6/01/39 (Mandatory Put 10/01/29)	No Opt. Call	A	15,934,650
137

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$ 17,040	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	1/24 at 100.37	A2	$18,416,151
24,355	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	10/24 at 100.24	A2	26,831,417
11,025	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	3/25 at 100.19	A1	12,282,512
10,280	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2019C-1, 4.000%, 2/01/50 (Mandatory Put 2/01/28)	11/27 at 100.47	A1	12,030,581
4,750	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44 (Mandatory Put 9/01/27) (AMT)	No Opt. Call	A1	4,742,828
	University of Kentucky, General Receipts Bonds, Refunding Series 2018A:
6,945	3.000%, 10/01/34	4/26 at 100.00	AA	7,362,533
5,000	3.125%, 10/01/37	4/26 at 100.00	AA	5,293,800
1,475	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Refunding Series 2021A, 5.000%, 4/01/29	No Opt. Call	AA-	1,868,176
149,225	Total Kentucky			161,525,192
	Louisiana – 2.4%
	Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue Bonds, Lake Charles Memorial Hospital, Refunding Series 2019:
14,510	5.000%, 12/01/34	12/29 at 100.00	BB	17,455,095
9,250	5.000%, 12/01/39	12/29 at 100.00	BB	10,972,535
	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B:
980	5.000%, 2/01/23	No Opt. Call	AA-	1,041,358
565	5.000%, 2/01/24	No Opt. Call	AA-	625,466
805	5.000%, 2/01/25	No Opt. Call	AA-	924,003
475	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 – AGM Insured (Pre-refunded 6/01/22)	6/22 at 100.00	AA (4)	490,086
	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A:
17,490	5.000%, 6/01/25	No Opt. Call	A1	20,071,174
16,740	5.000%, 6/01/26	No Opt. Call	A1	19,751,693
	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A:
2,280	5.000%, 2/01/28 (Pre-refunded 2/01/24)	2/24 at 100.00	A+ (4)	2,529,774
2,850	5.000%, 2/01/29 (Pre-refunded 2/01/24)	2/24 at 100.00	A+ (4)	3,162,217
2,000	5.000%, 2/01/30 (Pre-refunded 2/01/24)	2/24 at 100.00	A+ (4)	2,219,100
19,050	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	21,020,913
5,430	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, Loop LLC Project, Series 2007A, 1.650%, 9/01/27 (Mandatory Put 12/01/23)	No Opt. Call	A3	5,500,699
138

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$ 5,250	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, Loop LLC Project, Series 2013C, 1.650%, 9/01/34 (Mandatory Put 12/01/23)	No Opt. Call	A3	$5,318,355
	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
1,290	5.000%, 5/15/28	5/27 at 100.00	A	1,576,677
1,000	5.000%, 5/15/29	5/27 at 100.00	A	1,215,150
1,155	5.000%, 5/15/30	5/27 at 100.00	A	1,395,875
1,750	5.000%, 5/15/31	5/27 at 100.00	A	2,106,702
3,210	5.000%, 5/15/42	5/27 at 100.00	A	3,784,590
1,000	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017, 5.000%, 7/01/37 (6)	7/27 at 100.00	Caa1	960,000
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016:
25	5.000%, 5/15/30 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	29,747
1,055	5.000%, 5/15/30	5/26 at 100.00	A	1,239,456
35	5.000%, 5/15/32 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	41,645
3,410	5.000%, 5/15/32	5/26 at 100.00	A	3,984,790
40	5.000%, 5/15/33 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	47,594
3,660	5.000%, 5/15/33	5/26 at 100.00	A	4,268,951
2,980	Louisiana Stadium and Exposition District, Revenue Bonds, Bond Anticipation Notes Series 2020, 5.000%, 7/03/23	1/23 at 100.00	BBB+	3,147,208
	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
1,075	5.000%, 7/01/22	No Opt. Call	A2	1,112,507
3,130	5.000%, 7/01/29	7/23 at 100.00	A2	3,372,888
1,050	5.000%, 7/01/30	7/23 at 100.00	A2	1,131,512
4,010	5.000%, 7/01/31	7/23 at 100.00	A2	4,320,414
3,835	5.000%, 7/01/32	7/23 at 100.00	A2	4,130,640
15,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1, 4.000%, 5/01/31	5/22 at 100.00	Aa2	15,316,950
8,225	Louisiana State, General Obligation Bonds, Series 2021A, 5.000%, 3/01/26	No Opt. Call	Aa3	9,809,382
	Louisiana State, Unclaimed Property Special Revenue Bonds, Interstate 49 North Project, Series 2013:
1,165	5.000%, 9/01/29 (Pre-refunded 9/01/23)	9/23 at 100.00	A+ (4)	1,271,679
5,075	5.000%, 9/01/31 (Pre-refunded 9/01/23)	9/23 at 100.00	A+ (4)	5,539,718
4,000	5.000%, 9/01/32 (Pre-refunded 9/01/23)	9/23 at 100.00	A+ (4)	4,366,280
	New Orleans, Louisiana, General Obligation Bonds, Public Improvement Series 2021A:
5,195	5.000%, 12/01/26	No Opt. Call	A+	6,308,860
2,730	5.000%, 12/01/27	No Opt. Call	A+	3,391,261
6,015	5.000%, 12/01/29	No Opt. Call	A+	7,767,891
5,400	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/21	No Opt. Call	A+	5,441,310
139

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
$ 1,000	5.000%, 12/01/22	No Opt. Call	A+	$1,055,440
870	5.000%, 12/01/23	No Opt. Call	A+	958,731
1,020	5.000%, 12/01/24	No Opt. Call	A+	1,167,268
480	5.000%, 12/01/25	No Opt. Call	A+	567,384
795	5.000%, 12/01/27	12/25 at 100.00	A+	933,704
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
250	5.000%, 6/01/24	No Opt. Call	A	278,955
605	5.000%, 6/01/25	6/24 at 100.00	A	677,134
500	5.000%, 6/01/26 (Pre-refunded 6/01/24)	6/24 at 100.00	A (4)	561,175
615	5.000%, 6/01/27 (Pre-refunded 6/01/24)	6/24 at 100.00	A (4)	690,245
380	5.000%, 6/01/28 (Pre-refunded 6/01/24)	6/24 at 100.00	A (4)	426,493
600	5.000%, 6/01/29 (Pre-refunded 6/01/24)	6/24 at 100.00	A (4)	673,410
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
410	5.000%, 6/01/30 (Pre-refunded 6/01/25)	6/25 at 100.00	A (4)	476,797
775	5.000%, 6/01/32 (Pre-refunded 6/01/25)	6/25 at 100.00	A (4)	901,263
1,000	5.000%, 6/01/33 (Pre-refunded 6/01/25)	6/25 at 100.00	A (4)	1,162,920
1,065	5.000%, 6/01/35 (Pre-refunded 6/01/25)	6/25 at 100.00	A (4)	1,238,510
500	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B, 5.000%, 4/01/30 (Pre-refunded 4/01/23) (AMT)	4/23 at 100.00	A (4)	533,470
6,620	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	6,774,180
3,265	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010B, 6.100%, 12/01/40 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	4,254,752
3,405	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2011, 5.850%, 8/01/41 (Mandatory Put 6/01/25), 144A	No Opt. Call	BB-	3,867,705
	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B:
630	3.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	648,717
760	5.000%, 12/01/26 – AGM Insured	No Opt. Call	AA	920,383
1,465	5.000%, 12/01/29 – AGM Insured	12/28 at 100.00	AA	1,849,885
1,000	5.000%, 12/01/30 – AGM Insured	12/28 at 100.00	AA	1,258,900
975	5.000%, 12/01/31 – AGM Insured	12/28 at 100.00	AA	1,226,043
1,150	5.000%, 12/01/32 – AGM Insured	12/28 at 100.00	AA	1,445,815
1,630	4.000%, 12/01/33 – AGM Insured	12/28 at 100.00	AA	1,875,755
5,980	3.000%, 12/01/35 – AGM Insured	12/28 at 100.00	AA	6,436,154
2,075	4.000%, 12/01/36 – AGM Insured	12/28 at 100.00	AA	2,370,023
565	4.000%, 12/01/44 – AGM Insured	12/28 at 100.00	AA	634,523
224,575	Total Louisiana			254,027,879
	Maine – 0.5%
1,100	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	BBB (4)	1,189,936
140

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maine (continued)
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A:
$ 4,220	4.000%, 7/01/41	7/26 at 100.00	BBB	$4,613,726
5,660	4.000%, 7/01/46	7/26 at 100.00	BBB	6,148,741
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineHealth Issue, Series 2020A:
1,175	4.000%, 7/01/37	7/30 at 100.00	A+	1,380,237
1,500	4.000%, 7/01/38	7/30 at 100.00	A+	1,757,670
2,000	4.000%, 7/01/39	7/30 at 100.00	A+	2,337,520
1,590	4.000%, 7/01/40	7/30 at 100.00	A+	1,854,258
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2021A:
200	5.000%, 7/01/26 – AGM Insured	No Opt. Call	AA	240,292
150	5.000%, 7/01/27 – AGM Insured	No Opt. Call	AA	184,749
225	5.000%, 7/01/28 – AGM Insured	No Opt. Call	AA	283,140
500	2.500%, 7/01/29 – AGM Insured	No Opt. Call	AA	546,435
200	5.000%, 7/01/30 – AGM Insured	No Opt. Call	AA	261,418
10,000	Maine State Housing Authority, Multifamily Mortgage Purchase Bonds, Series 2020B, 2.350%, 11/15/40	11/28 at 100.00	AA+	10,101,500
3,125	Maine State Housing Authority, Multifamily Mortgage Purchase Bonds, Series 2021A, 2.050%, 11/15/41	5/30 at 100.00	AA+	2,965,344
6,280	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2020D, 2.550%, 11/15/40	5/29 at 100.00	AA+	6,413,324
3,250	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2021B, 2.200%, 11/15/41	5/30 at 100.00	AA+	3,182,043
10,675	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Social Series 2021C, 2.150%, 11/15/41	11/30 at 100.00	AA+	10,134,738
1,000	Maine State, General Obligation Bonds, Series 2021B, 5.000%, 6/01/28	No Opt. Call	AA	1,268,580
290	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/22	No Opt. Call	BBB+	299,785
53,140	Total Maine			55,163,436
	Maryland – 1.9%
	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016:
1,270	3.250%, 1/01/31	1/26 at 100.00	A	1,379,652
3,365	5.000%, 1/01/37	1/26 at 100.00	A	3,869,817
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,760	5.000%, 9/01/27	No Opt. Call	CCC	1,902,683
2,780	5.000%, 9/01/29	9/27 at 100.00	CCC	2,993,532
1,000	5.000%, 9/01/30	9/27 at 100.00	CCC	1,074,770
1,365	5.000%, 9/01/31	9/27 at 100.00	CCC	1,465,177
145	5.000%, 9/01/34	9/27 at 100.00	CCC	154,809
1,500	5.000%, 9/01/39	9/27 at 100.00	CCC	1,588,245
141

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2013A:
$ 1,000	5.000%, 7/01/26 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa2 (4)	$1,105,630
1,715	5.000%, 7/01/27 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa2 (4)	1,896,155
1,460	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019A, 3.750%, 9/01/39	3/28 at 100.00	Aa1	1,556,798
22,420	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019C, 3.000%, 9/01/39	3/29 at 100.00	Aa1	23,536,516
10,275	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2020A, 2.500%, 9/01/40	3/29 at 100.00	Aa1	10,403,643
12,300	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021A, 1.950%, 9/01/41	3/30 at 100.00	Aa1	11,576,145
13,245	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021B, 2.100%, 9/01/41	3/30 at 100.00	Aa1	12,863,544
5,810	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Second Series 2017, 5.000%, 9/01/28	9/27 at 100.00	AAA	7,191,269
12,500	Maryland Economic Development Corporation, Pollution Control Revenue Bonds, Potomac Electric Power Company, Refunding Series 2019, 1.700%, 9/01/22	No Opt. Call	A-	12,647,875
13,290	Maryland Economic Development Corporation, Private Activity Revenue Bonds RSA, Purple Line Light Rail Project, Green Bonds, Series 2016A, 5.000%, 3/31/24 (AMT)	11/21 at 100.00	BB-	13,383,827
1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016, 5.000%, 6/01/28 – AGM Insured	6/26 at 100.00	AA	1,179,440
1,000	Maryland Health & Higher Educational Facilities Authority, 4.000%, 1/01/39 (WI/DD, Settling 10/13/21)	1/32 at 100.00	BBB	1,151,440
6,315	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2020B-2, 5.000%, 7/01/45 (Mandatory Put 7/01/27)	1/27 at 100.00	A	7,603,260
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A:
800	5.000%, 7/01/32	7/26 at 100.00	BBB+	939,864
2,250	5.000%, 7/01/33	7/26 at 100.00	BBB+	2,638,283
1,650	5.000%, 7/01/34	7/26 at 100.00	BBB+	1,930,154
2,000	5.000%, 7/01/35	7/26 at 100.00	BBB+	2,334,680
1,570	5.000%, 7/01/36	7/26 at 100.00	BBB+	1,828,501
7,825	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/25 (Pre-refunded 7/01/24)	7/24 at 100.00	N/R (4)	8,865,569
9,805	Maryland State, General Obligation Bonds, State and Local Facilities Loan, First Series 2016, 4.000%, 6/01/27	6/24 at 100.00	AAA	10,733,337
12,150	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Second Series 2020A-2, 5.000%, 8/01/28	No Opt. Call	AAA	15,455,408
19,100	Montgomery County, Maryland, General Obligation Bonds, Refunding Consolidated Public Improvement Series 2017C, 5.000%, 10/01/26	No Opt. Call	AAA	23,226,173
5,215	Montgomery County, Maryland, General Obligation Bonds, Refunding Consolidated Public Improvement Series 2020B, 4.000%, 11/01/28	No Opt. Call	AAA	6,315,417
142

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$ 1,125	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Green Second Series 2020, 5.000%, 12/01/25	No Opt. Call	AAA	$1,333,890
6,115	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2020, 5.000%, 12/01/26	No Opt. Call	AAA	7,471,246
185,120	Total Maryland			203,596,749
	Massachusetts – 1.2%
2,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Series 2021A-1, 5.000%, 7/01/25	No Opt. Call	AA	2,336,180
	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
835	5.000%, 7/01/26	7/24 at 100.00	B-	844,093
680	5.000%, 7/01/27	7/24 at 100.00	B-	686,528
925	5.000%, 7/01/28	7/24 at 100.00	B-	931,512
960	5.000%, 7/01/29	7/24 at 100.00	B-	964,310
4,800	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017, 4.000%, 10/01/32, 144A	10/22 at 105.00	BB+	5,165,184
2,370	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 0.000%, 10/15/28 (6)	11/21 at 100.00	N/R	1,066,500
14,455	Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series 2019A, 5.000%, 6/01/39	6/29 at 100.00	BBB	17,604,744
1,550	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E, 3.375%, 7/01/36	7/26 at 100.00	BBB	1,644,581
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2:
2,255	5.000%, 7/01/33	7/28 at 100.00	A	2,772,094
1,085	5.000%, 7/01/38	7/28 at 100.00	A	1,318,959
	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G:
350	5.000%, 7/15/31, 144A	7/30 at 100.00	BB+	436,999
415	5.000%, 7/15/32, 144A	7/30 at 100.00	BB+	516,389
320	5.000%, 7/15/33, 144A	7/30 at 100.00	BB+	396,874
300	5.000%, 7/15/34, 144A	7/30 at 100.00	BB+	370,836
270	5.000%, 7/15/35, 144A	7/30 at 100.00	BB+	333,072
135	5.000%, 7/15/36, 144A	7/30 at 100.00	BB+	166,015
145	5.000%, 7/15/37, 144A	7/30 at 100.00	BB+	177,790
	Massachusetts Development Finance Agency, Revenue Bonds, Simmons University Issue, Series 2018L:
1,080	5.000%, 10/01/30	10/28 at 100.00	BBB+	1,328,195
1,240	5.000%, 10/01/31	10/28 at 100.00	BBB+	1,517,462
1,765	5.000%, 10/01/32	10/28 at 100.00	BBB+	2,151,764
143

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2021G:
$ 580	5.000%, 7/01/35	7/31 at 100.00	A-	$753,287
545	5.000%, 7/01/36	7/31 at 100.00	A-	705,344
615	5.000%, 7/01/37	7/31 at 100.00	A-	793,381
4,250	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%, 7/01/37	7/27 at 100.00	A-	4,570,492
4,235	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A, 4.000%, 7/01/37	1/29 at 100.00	BBB+	4,794,571
1,200	Massachusetts Development Finance Agency, Revenue Bonds, Williams College, Series 2011N, 0.450%, 7/01/41 (Mandatory Put 7/01/25)	1/25 at 100.00	AA+	1,194,984
1,420	Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1, 3.000%, 12/01/39	12/28 at 100.00	AA	1,498,143
2,875	Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2021A-1, 2.125%, 12/01/41	6/30 at 100.00	AA	2,825,809
3,000	Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Series 2019C-1, 2.900%, 12/01/39	12/28 at 100.00	AA	3,165,690
7,570	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2019-214, 2.800%, 12/01/39	6/29 at 100.00	AA+	7,923,368
2,330	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2020-218, 2.300%, 12/01/40	12/29 at 100.00	AA+	2,330,839
4,930	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2020-220, 2.125%, 12/01/40	6/30 at 100.00	AA+	4,763,415
4,935	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021-221, 2.200%, 12/01/41	6/30 at 100.00	AA+	4,831,612
8,250	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021-222, 2.300%, 12/01/41	6/30 at 100.00	AA+	8,040,120
26,700	Massachusetts State, General Obligation Bonds, Refunding Series 2020A, 5.000%, 6/01/44 (Mandatory Put 6/01/23)	No Opt. Call	Aa1	28,816,776
6,890	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2014A, 5.000%, 6/01/44	6/24 at 100.00	AA+	7,707,498
118,260	Total Massachusetts			127,445,410
	Michigan – 2.4%
	Detroit Downtown Development Authority, Michigan, Tax Increment Bonds, Development Area 1 Projects, Refunding Series 1996B:
3,050	0.000%, 7/01/22	No Opt. Call	BB+	2,996,930
2,650	0.000%, 7/01/23	No Opt. Call	BB+	2,532,976
2,880	0.000%, 7/01/24	No Opt. Call	BB+	2,665,699
430	Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/30	7/26 at 100.00	AA-	512,840
21,000	Michigan Finance Authority, Hospital Revenue Bonds, Bronson Healthcare Group, Inc, Series 2019C, 3.750%, 11/15/49 (Mandatory Put 5/15/26)	No Opt. Call	A2	23,701,020
10,750	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2015D-1, 1.200%, 10/15/30 (Mandatory Put 4/13/28)	No Opt. Call	AA-	10,751,827
144

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 16,800	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2015D-2, 1.200%, 10/15/38 (Mandatory Put 4/13/28)	No Opt. Call	AA-	$16,802,856
4,900	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C, 5.000%, 7/01/34	7/25 at 100.00	A+	5,650,582
8,850	Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit Group, Refunding Series 2016E-1, 4.000%, 11/15/44 (Mandatory Put 8/15/24)	No Opt. Call	AA+	9,772,612
	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020A-CL-1:
1,800	5.000%, 6/01/31	12/30 at 100.00	A	2,347,920
1,500	5.000%, 6/01/32	12/30 at 100.00	A-	1,949,385
2,435	4.000%, 6/01/34	12/30 at 100.00	A-	2,912,625
1,000	4.000%, 6/01/35	12/30 at 100.00	A-	1,192,410
395	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020B-1-CL2, 1.250%, 6/01/30	No Opt. Call	A	396,616
2,450	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2018A, 3.800%, 10/01/38	10/27 at 100.00	AA	2,671,602
8,730	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2021A, 2.250%, 10/01/41	10/30 at 100.00	AA	8,549,202
4,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Fixed Rate Series 2018C, 3.650%, 12/01/39	6/28 at 100.00	AA+	4,276,440
13,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2019B, 2.950%, 12/01/39	12/28 at 100.00	AA+	13,628,420
25,205	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2020C, 2.600%, 12/01/40	6/30 at 100.00	AA+	25,805,383
9,620	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2021A, 2.150%, 12/01/41	12/30 at 100.00	AA+	9,266,080
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2020-I:
1,750	4.000%, 10/15/24	No Opt. Call	Aa2	1,944,285
5,000	5.000%, 10/15/27	No Opt. Call	Aa2	6,235,050
22,850	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit Edison Company, Variable Rate Demand Obligations, Series 1995CC, 1.450%, 9/01/30	No Opt. Call	Aa3	22,521,645
21,550	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Edison Company Exempt Facilities Project, Refunding Variable Rate Series 2008ET-2, 1.350%, 8/01/29	No Opt. Call	Aa3	21,550,000
2,255	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Green Series 2021, 4.000%, 10/01/61 (Mandatory Put 10/01/26) (AMT)	No Opt. Call	BB	2,506,771
2,295	Michigan Strategic Fund, Revenue Bonds, Waste Management Inc, Series 2001, 0.580%, 8/01/27 (Mandatory Put 8/01/24) (AMT)	No Opt. Call	A-	2,286,027
4,750	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Refunding Series 2013, 5.000%, 5/01/22	No Opt. Call	Aa1	4,878,725
145

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D:
$ 1,000	5.000%, 9/01/26	3/24 at 100.00	A+	$1,110,910
2,000	5.000%, 9/01/27	3/24 at 100.00	A+	2,220,800
2,555	5.000%, 9/01/28	3/24 at 100.00	A+	2,835,769
3,770	5.000%, 9/01/29	3/24 at 100.00	A+	4,182,363
5,000	5.000%, 9/01/30	3/24 at 100.00	A+	5,544,350
2,270	5.000%, 9/01/31	3/24 at 100.00	A+	2,515,977
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Refunding Series 2015F:
3,765	5.000%, 12/01/32 (AMT)	12/25 at 100.00	A1	4,394,621
5,295	5.000%, 12/01/33 (AMT)	12/25 at 100.00	A1	6,173,388
5,000	5.000%, 12/01/34 (AMT)	12/25 at 100.00	A1	5,822,750
13,065	Wayne County Airport Authority, Michigan, Revenue Bonds, Refunding Series 2017E, 4.000%, 12/01/26, 144A (AMT)	No Opt. Call	A1	15,120,386
245,615	Total Michigan			260,227,242
	Minnesota – 0.8%
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
885	5.000%, 2/15/33	2/28 at 100.00	A-	1,071,496
1,085	5.000%, 2/15/37	2/28 at 100.00	A-	1,300,904
8,390	4.250%, 2/15/43	2/28 at 100.00	A-	9,536,074
55	4.250%, 2/15/48	2/28 at 100.00	A-	62,147
4,930	Hennepin County, Minnesota, General Obligation Bonds, Refunding Series 2020B, 5.000%, 12/01/25	No Opt. Call	AAA	5,845,402
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,610	5.000%, 1/01/25	1/24 at 100.00	A+	2,882,275
2,005	5.000%, 1/01/32	1/24 at 100.00	A+	2,205,139
5,882	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47	7/26 at 100.00	Aaa	6,139,687
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020B:
7,315	2.625%, 1/01/40	7/29 at 100.00	AA+	7,608,990
10,160	3.500%, 7/01/50	7/29 at 100.00	AA+	11,115,345
6,240	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020E, 2.500%, 7/01/40	7/29 at 100.00	AA+	6,352,445
4,910	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020I, 2.000%, 7/01/40	1/30 at 100.00	AA+	4,763,535
4,400	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021D, 2.200%, 7/01/41	7/30 at 100.00	AA+	4,350,632
3,030	Minnesota State, General Obligation Bonds, Various Purpose Series 2015A, 5.000%, 8/01/22	No Opt. Call	AAA	3,152,139
146

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$ 425	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 4.000%, 1/01/28	1/23 at 100.00	A-	$441,588
1,150	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 5.000%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (4)	1,244,024
2,090	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/23	No Opt. Call	AA-	2,243,385
6,580	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2018B, 3.500%, 2/01/39	2/27 at 100.00	AAA	7,157,395
	White Bear Lake Independent School District 624, Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2021A:
3,785	2.000%, 2/01/28	2/27 at 100.00	AAA	3,986,324
4,105	2.000%, 2/01/29	2/27 at 100.00	AAA	4,282,254
4,135	2.000%, 2/01/30	2/27 at 100.00	AAA	4,278,733
84,167	Total Minnesota			90,019,913
	Mississippi – 0.4%
6,570	Mississippi Business Finance Corporation, Pollution Control Revenue, Mississippi Power, Series 2002, 3.200%, 9/01/28	3/24 at 100.00	A-	6,863,547
8,190	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 2.750%, 12/01/40 (Mandatory Put 12/09/21)	No Opt. Call	A-	8,222,924
5,085	Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc Project, Refunding Series 2019, 2.500%, 4/01/22	11/21 at 100.00	BBB+	5,113,425
	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2020A:
2,490	2.450%, 12/01/39	6/29 at 100.00	Aaa	2,548,515
4,265	3.750%, 6/01/49	6/29 at 100.00	Aaa	4,672,521
1,470	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2021A, 2.000%, 12/01/40	6/30 at 100.00	Aaa	1,425,371
2,000	Mississippi State, Gaming Tax Revenue Bonds, Series 2019A, 4.000%, 10/15/38	10/28 at 100.00	A+	2,284,880
8,870	Mississippi State, General Obligation Bonds, Series 2013B, 5.000%, 12/01/28 (Pre-refunded 12/01/23)	12/23 at 100.00	AA (4)	9,782,368
38,940	Total Mississippi			40,913,551
	Missouri – 0.6%
1,250	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB-	1,365,800
1,100	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014, 3.000%, 12/30/24	12/23 at 100.00	A+	1,156,914
10,375	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A, 2.900%, 9/01/33	7/27 at 102.00	A	11,135,799
12,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	12,882,000
15,060	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%, 9/01/33	6/27 at 102.00	A	15,995,678
1,465	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33	5/23 at 100.00	BBB	1,556,724
147

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$ 220	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2015B, 4.000%, 5/01/32	11/23 at 100.00	BBB	$230,828
1,390	Missouri Health and Educational Facilities Authority, Revenue Bonds, AT Still University of Health Sciences, Series 2014, 4.250%, 10/01/32 (Pre-refunded 10/01/23)	10/23 at 100.00	A- (4)	1,501,839
2,515	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2019C, 2.750%, 11/01/39	5/29 at 100.00	AA+	2,649,527
1,675	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2020A, 2.550%, 11/01/40	5/29 at 100.00	AA+	1,716,289
1,130	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2021A, 2.150%, 11/01/41	5/30 at 100.00	AA+	1,124,361
4,440	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2021B, 2.000%, 11/01/41	5/30 at 100.00	AA+	4,219,332
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
1,365	5.000%, 1/01/25	1/24 at 100.00	A2	1,504,721
2,580	5.000%, 1/01/26	1/24 at 100.00	A2	2,841,767
1,010	5.000%, 1/01/32	1/24 at 100.00	A2	1,109,879
4,150	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/23	No Opt. Call	A	4,392,651
1,100	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB-	1,199,077
62,825	Total Missouri			66,583,186
	Montana – 0.6%
1,500	Cascade County High School District A Great Falls, Montana, General Obligation Bonds, School Buidling Series 2018, 5.000%, 7/01/38	7/28 at 100.00	A+	1,810,680
20,700	Forsyth, Montana Pollution Control Revenue Bonds, Portland General Electric Company Project, Refunding Series 1998A, 2.125%, 5/01/33	3/30 at 102.00	A1	21,371,094
35,095	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%, 8/01/23	No Opt. Call	A	35,994,485
1,000	Gallatin County School District 44 Belgrade, Montana, General Obligation Bonds, School Building Series 2019, 4.000%, 6/01/33	6/29 at 100.00	A+	1,165,510
1,120	Montana Board of Housing, Single Family Mortgage Bonds, Series 2021A-1, 2.000%, 12/01/41	6/30 at 100.00	AA+	1,078,213
1,725	Montana Board of Housing, Single Family Mortgage Bonds, Series 2021B, 2.000%, 12/01/41	12/30 at 100.00	AA+	1,638,974
550	Montana Facility Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 3.250%, 6/01/32	6/28 at 100.00	A	610,676
61,690	Total Montana			63,669,632
	Nebraska – 1.1%
5,000	Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds, Series 2018A, 5.000%, 3/01/50 (Mandatory Put 1/01/24)	10/23 at 100.43	A2	5,462,200
3,000	Central Plains Energy Project, Nebraska, Gas Supply Revenue Bonds, Refunding Series 2019, 4.000%, 12/01/49 (Mandatory Put 8/01/25)	5/25 at 100.50	Aa2	3,365,340
148

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014:
$ 2,025	5.000%, 5/15/28	5/24 at 100.00	A-	$2,227,500
9,350	5.000%, 5/15/44	5/24 at 100.00	A-	10,168,686
680	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012, 4.000%, 6/15/23 (Pre-refunded 6/15/22)	6/22 at 100.00	AA- (4)	698,380
370	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2015, 5.000%, 12/15/22	No Opt. Call	AA-	391,515
5,910	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/32 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (4)	5,931,217
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018:
540	5.000%, 7/01/23	No Opt. Call	BBB	581,278
1,250	5.000%, 7/01/24	No Opt. Call	BBB	1,396,837
530	5.000%, 7/01/25	No Opt. Call	BBB	611,821
750	5.000%, 7/01/26	7/25 at 100.00	BBB	863,610
200	5.000%, 7/01/27	7/25 at 100.00	BBB	229,730
835	5.000%, 7/01/28	7/25 at 100.00	BBB	957,236
485	5.000%, 7/01/29	7/25 at 100.00	BBB	552,260
1,000	5.000%, 7/01/30	7/25 at 100.00	BBB	1,134,440
180	5.000%, 7/01/33	7/25 at 100.00	BBB	203,040
	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019D:
70	2.600%, 9/01/34	3/29 at 100.00	AA+	72,421
7,205	2.850%, 9/01/39	3/29 at 100.00	AA+	7,490,534
10,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2020A, 2.550%, 9/01/40	3/29 at 100.00	AA+	10,276,000
870	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2021A, 1.950%, 9/01/37	3/30 at 100.00	AA+	857,246
17,770	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2021C, 2.300%, 9/01/41	9/30 at 100.00	AA+	17,349,739
	Nebraska Public Power District, General Revenue Bonds, Series 2012A:
1,485	5.000%, 1/01/23 (Pre-refunded 1/01/22)	1/22 at 100.00	A+ (4)	1,502,389
1,010	5.000%, 1/01/24 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (4)	1,021,827
575	5.000%, 1/01/24	1/22 at 100.00	A+	581,733
615	5.000%, 1/01/25 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (4)	622,202
380	5.000%, 1/01/25	1/22 at 100.00	A+	384,450
1,380	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Refunding Series 2020B, 4.000%, 12/01/26	No Opt. Call	Aa2	1,606,210
645	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Series 2014, 5.000%, 12/01/22 (ETM)	No Opt. Call	Aa2 (4)	681,262
149

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
$ 8,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/32	7/26 at 100.00	A2	$9,488,560
	Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Refunding Series 2019:
1,195	5.000%, 6/15/26	No Opt. Call	AA-	1,436,342
1,380	5.000%, 6/15/28	No Opt. Call	AA-	1,745,038
1,475	5.000%, 6/15/29	No Opt. Call	AA-	1,904,269
1,760	4.000%, 6/15/33	6/29 at 100.00	AA-	2,087,307
2,240	Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge Bonds, Series 2021, 2.000%, 6/01/27	6/26 at 100.00	Aaa	2,357,354
6,505	Saunders County School District 1, Ashland-Greenwood, Nebraska, General Obligation Bonds, Series 2021, 2.000%, 12/15/50	12/30 at 100.00	A+	5,759,202
	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A:
3,660	5.250%, 2/01/28	2/27 at 100.00	BB+	4,142,681
1,355	5.250%, 2/01/29	2/27 at 100.00	BB+	1,521,584
6,015	Southeast Community College Area, Nebraska, Certificates of Participation, Series 2018, 3.375%, 12/15/37	6/28 at 100.00	Aa1	6,570,906
107,695	Total Nebraska			114,234,346
	Nevada – 1.8%
	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
2,000	5.000%, 7/01/22 (AMT)	No Opt. Call	A1	2,070,240
1,050	5.000%, 7/01/23 (AMT)	1/23 at 100.00	A1	1,110,680
1,905	5.000%, 7/01/24 (AMT)	1/23 at 100.00	A1	2,013,928
5,275	Clark County, Nevada, General Obligation Bonds, Refunding Flood Control Series 2014, 4.000%, 11/01/33 (Pre-refunded 11/01/24)	11/24 at 100.00	AA+ (4)	5,871,919
	Clark County, Nevada, Highway Revenue Bonds, Indexed Fuel Tax & Motor Vehicle Fuel Tax Series 2021:
3,885	5.000%, 7/01/26	No Opt. Call	AA-	4,681,775
4,075	5.000%, 7/01/27	No Opt. Call	AA-	5,039,593
4,280	5.000%, 7/01/28	No Opt. Call	AA-	5,417,795
10,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2019E, 5.000%, 7/01/23	No Opt. Call	Aa3	10,835,600
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,750	4.000%, 9/01/32	9/26 at 100.00	N/R	1,870,768
2,275	4.000%, 9/01/35	9/26 at 100.00	N/R	2,413,002
3,585	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Refunding Series 2017B, 4.000%, 7/01/34	7/27 at 100.00	Aa3	4,026,636
15,060	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Limited Tax Refunding Series 2021C, 5.000%, 6/01/27	No Opt. Call	Aa1	18,623,045
150

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Limited Tax Refunding Water Series 2021A:
$ 14,350	5.000%, 6/01/26	No Opt. Call	Aa1	$17,258,028
21,185	5.000%, 6/01/27	No Opt. Call	Aa1	26,197,159
12,860	5.000%, 6/01/28	No Opt. Call	Aa1	16,266,485
13,505	5.000%, 6/01/29	No Opt. Call	Aa1	17,467,772
1,660	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Limited Tax Refunding Water Series 2021B, 5.000%, 6/01/25	No Opt. Call	Aa1	1,934,348
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B:
2,125	5.000%, 6/01/24	6/22 at 100.00	Aa1	2,192,745
1,545	5.000%, 6/01/25	6/22 at 100.00	Aa1	1,594,255
2,000	5.000%, 6/01/26	6/22 at 100.00	Aa1	2,063,760
265	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013, 5.000%, 6/01/22	No Opt. Call	N/R	271,675
2,860	Nevada Housing Division, Single Family Housing Mortgage Revenue Bonds, Refunding Series 2021A, 2.200%, 10/01/41	10/30 at 100.00	AA+	2,782,608
4,720	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2012B, 5.000%, 8/01/22	No Opt. Call	AA+	4,909,461
11,515	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2013D-1, 5.000%, 3/01/22	No Opt. Call	AA+	11,744,609
3,165	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.750%, 6/15/28, 144A	No Opt. Call	Ba2	3,275,490
12,615	Washoe County, Nevada, Gas and Water Facilities Revenue Bonds, Sierra Pacific Power Company, Refunding Series 2016B, 3.000%, 3/01/36 (Mandatory Put 6/01/22)	No Opt. Call	A+	12,836,898
2,600	Washoe County, Nevada, Water Facilities Revenue Bonds, Sierra Pacific Power Company Project, Refunding Series 2016C, 0.625%, 3/01/36 (Mandatory Put 4/15/22) (AMT)	No Opt. Call	A2	2,603,536
162,110	Total Nevada			187,373,810
	New Hampshire – 0.5%
16,991	National Finance Authority, New Hampshire, Municipal Certificates Series 2020-1 Class A, 4.125%, 1/20/34	No Opt. Call	BBB	20,218,509
16,885	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Refunding Series 2003A, 2.800%, 10/01/33 (Mandatory Put 10/02/23)	No Opt. Call	A	17,550,438
980	New Hampshire Business Finance Authority, Water Facility Revenue Bonds, Pennichuck Water Works Inc Project , Series 2015A, 4.250%, 1/01/36 (Pre-refunded 1/01/26) (AMT)	1/26 at 100.00	N/R (4)	1,124,246
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Concord Hospital, Series 2021A:
1,000	4.000%, 10/01/32	4/31 at 100.00	AA-	1,211,880
1,000	4.000%, 10/01/34	4/31 at 100.00	AA-	1,192,390
1,000	4.000%, 10/01/38	4/31 at 100.00	AA-	1,180,520
1,840	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016, 5.000%, 10/01/38	10/26 at 100.00	A-	2,142,698
920	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Southern New Hampshire Medical Center, Series 2016, 3.500%, 10/01/34	10/26 at 100.00	A-	978,162
151

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Hampshire (continued)
$ 2,835	New Hampshire State, General Obligation Bonds, Capital Improvement Series 2020C, 5.000%, 12/01/28	No Opt. Call	Aa1	$ 3,642,975
43,451	Total New Hampshire			49,241,818
	New Jersey – 4.6%
11,380	Berkeley Township, New Jersey, General Obligation Bonds, Anticipation Notes, Series 2021B, 1.000%, 8/30/22	No Opt. Call	N/R	11,466,602
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
2,500	5.000%, 2/15/30	2/24 at 100.00	BBB+	2,730,150
1,045	5.000%, 2/15/34	2/24 at 100.00	BBB+	1,136,511
	Clifton, New Jersey, General Obligation Bonds, Refunding Series 2021:
1,150	2.000%, 8/15/29 – BAM Insured	8/28 at 100.00	AA	1,184,926
2,075	2.000%, 8/15/30 – BAM Insured	8/28 at 100.00	AA	2,123,389
2,635	2.000%, 8/15/31 – BAM Insured	8/28 at 100.00	AA	2,678,056
	East Brunswick Township, Middlesex County, New Jersey, General Obligation Bonds, Series 2021:
1,095	2.000%, 2/15/26	No Opt. Call	Aa1	1,161,729
1,385	2.000%, 2/15/27	No Opt. Call	Aa1	1,474,803
1,350	2.000%, 2/15/30	2/29 at 100.00	Aa1	1,427,220
1,370	Flemington-Raritan Regional School District, Hunterdon County, New Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34	9/26 at 100.00	AA	1,400,757
5,795	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	BBB-	6,189,639
1,585	Gloucester Township, New Jersey, General Obligation Bonds, Series 2019, 2.250%, 2/01/29 – BAM Insured	No Opt. Call	AA	1,656,896
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Courthouse Project, Series 2020:
1,010	5.000%, 10/01/27	No Opt. Call	AA	1,252,228
1,000	5.000%, 10/01/29	No Opt. Call	AA	1,296,150
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
2,635	5.000%, 6/15/22	No Opt. Call	BBB	2,715,420
1,100	5.000%, 6/15/22	No Opt. Call	AA	1,135,706
7,180	5.000%, 6/15/23	6/22 at 100.00	BBB	7,397,841
2,990	5.000%, 6/15/24	6/22 at 100.00	BBB	3,079,760
7,615	5.000%, 6/15/25	6/22 at 100.00	BBB	7,840,785
5,000	5.000%, 6/15/26	6/22 at 100.00	BBB	5,146,700
1,030	4.250%, 6/15/27	6/22 at 100.00	BBB	1,053,978
4,625	5.000%, 6/15/28	6/22 at 100.00	BBB	4,758,801
152

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Series 2020A:
$ 4,115	5.000%, 11/01/32	11/29 at 100.00	Baa1	$5,185,394
6,265	4.000%, 11/01/37	11/29 at 100.00	Baa1	7,227,429
2,750	4.000%, 11/01/38	11/29 at 100.00	Baa1	3,163,050
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
1,350	5.000%, 1/01/28 (AMT)	1/24 at 100.00	A2	1,485,554
2,345	5.000%, 1/01/31 – AGM Insured (AMT)	1/24 at 100.00	AA	2,589,912
6,455	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	Baa3	6,831,649
25,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27	6/25 at 100.00	Baa1	28,858,500
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ:
625	5.000%, 6/15/26	No Opt. Call	Baa1	746,544
445	5.000%, 6/15/27	No Opt. Call	Baa1	544,324
410	5.000%, 6/15/28	No Opt. Call	Baa1	511,262
6,000	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/47 (AMT)	10/27 at 100.00	Baa3	6,869,340
10,375	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2019A, 2.200%, 10/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	10,901,842
8,505	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2020D, 1.100%, 11/01/29 (Mandatory Put 12/01/27) (AMT)	No Opt. Call	A+	8,467,153
820	New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare Health System Obligated Group Issue, Series 2021, 2.375%, 7/01/46	7/31 at 100.00	AA-	769,619
2,060	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA-	2,309,178
10,220	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Term Series 2019B-3, 5.000%, 7/01/45 (Mandatory Put 7/01/26)	4/26 at 100.83	AA-	12,241,414
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016, 5.000%, 7/01/35	7/26 at 100.00	BBB-	1,166,340
1,110	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Virtua Health, Refunding Series 2013, 5.000%, 7/01/24	1/24 at 100.00	AA-	1,226,062
	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A:
3,185	3.500%, 12/01/29 (AMT)	12/26 at 100.00	Aaa	3,404,415
8,295	3.750%, 12/01/31 (AMT)	12/26 at 100.00	Aaa	8,912,729
8,485	4.000%, 12/01/32 (AMT)	12/26 at 100.00	Aaa	9,036,525
3,545	3.750%, 12/01/33 (AMT)	12/26 at 100.00	Aaa	3,775,354
153

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 835	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018A, 3.750%, 10/01/35	10/27 at 100.00	AA	$904,330
	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A:
13,020	5.000%, 6/01/27	No Opt. Call	A3	15,978,795
10,190	5.000%, 6/01/28	No Opt. Call	A3	12,791,711
9,325	5.000%, 6/01/29	No Opt. Call	A3	11,942,621
1,485	4.000%, 6/01/32	No Opt. Call	A3	1,845,706
1,805	New Jersey State, General Obligation Bonds, Various Purpose Series 2020, 2.250%, 6/01/35	12/27 at 100.00	A3	1,802,292
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
6,145	5.000%, 6/15/24	No Opt. Call	A+	6,896,411
8,375	5.000%, 6/15/29	6/26 at 100.00	A+	9,881,495
9,420	5.000%, 6/15/30	6/26 at 100.00	A+	11,086,963
10,555	5.000%, 6/15/31	6/26 at 100.00	A+	12,383,443
1,460	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	Baa1	1,193,930
11,330	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	Baa1	12,484,300
5,875	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42 (Pre-refunded 6/15/22)	6/22 at 100.00	Baa1 (4)	6,070,520
14,025	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/22	No Opt. Call	Baa1	14,487,264
900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA, 5.000%, 6/15/36	6/23 at 100.00	Baa1	963,243
2,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2014BB-2, 5.000%, 6/15/34	6/31 at 100.00	Baa1	3,238,825
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
1,860	5.250%, 6/15/33	6/25 at 100.00	Baa1	2,161,301
1,890	5.250%, 6/15/34	6/25 at 100.00	Baa1	2,192,665
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 5.000%, 12/15/23	No Opt. Call	Baa1	2,202,080
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A:
2,500	5.000%, 12/15/25	No Opt. Call	Baa1	2,946,050
5,020	5.000%, 12/15/26	No Opt. Call	Baa1	6,075,053
10,230	5.000%, 12/15/33	12/29 at 100.00	Baa1	12,893,483
3,015	4.000%, 12/15/39	12/29 at 100.00	Baa1	3,466,526
9,490	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 3.750%, 6/15/33	12/28 at 100.00	Baa1	10,697,982
6,115	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB, 5.000%, 6/15/33	12/28 at 100.00	Baa1	7,594,952
154

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA:
$ 2,500	4.000%, 6/15/35	12/30 at 100.00	Baa1	$2,952,725
4,250	4.000%, 6/15/36	12/30 at 100.00	Baa1	5,001,655
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2021A:
3,035	5.000%, 6/15/32	6/31 at 100.00	Baa1	3,960,523
2,515	5.000%, 6/15/33	6/31 at 100.00	Baa1	3,272,443
26,650	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2020D, 5.000%, 1/01/28	No Opt. Call	A+	31,751,076
2,875	Ocean City, New Jersey, General Obligation Bonds, General Improvement Series 2019, 2.250%, 9/15/33	9/26 at 100.00	AA	2,984,394
2,330	Ocean City, New Jersey, General Obligation Bonds, Refunding General Improvement Series 2016, 1.000%, 11/15/28	11/24 at 100.00	AA	2,317,581
3,455	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB	3,629,961
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
6,360	5.000%, 6/01/26	No Opt. Call	A	7,588,625
6,650	5.000%, 6/01/28	No Opt. Call	A	8,355,791
135	5.000%, 6/01/29	6/28 at 100.00	A	168,515
3,275	5.000%, 6/01/30	6/28 at 100.00	A	4,061,950
6,560	5.000%, 6/01/31	6/28 at 100.00	A	8,096,549
6,195	5.000%, 6/01/35	6/28 at 100.00	A-	7,569,299
11,265	4.000%, 6/01/37	6/28 at 100.00	A-	12,969,169
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B:
7,090	3.200%, 6/01/27	No Opt. Call	BBB+	7,220,385
2,770	5.000%, 6/01/46	6/28 at 100.00	BB+	3,247,797
2,585	Toms River Board of Education, Ocean County, New Jersey, General Obligation Bonds, Regional Schools Series 2019, 2.000%, 7/15/26	No Opt. Call	AA-	2,718,851
430,770	Total New Jersey			488,580,866
	New Mexico – 0.6%
	Central New Mexico Community College, Bernalillo and Sandoval Counties, New Mexico, General Obligation Bonds, Limited Tax Refunding Series 2021B:
3,260	4.000%, 8/15/24	No Opt. Call	AA+	3,601,811
3,350	4.000%, 8/15/25	No Opt. Call	AA+	3,800,642
5,355	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan and Four Corners Projects, Refunding Series 2016B, 2.150%, 4/01/33 (WI/DD, Settling 10/01/21)	10/31 at 101.00	BBB	5,258,289
8,560	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010E, 1.150%, 6/01/40 (Mandatory Put 6/01/24)	No Opt. Call	BBB	8,660,152
155

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Mexico (continued)
$ 12,500	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019B, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	5/25 at 100.87	AA	$14,535,500
1,485	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2018B, 3.750%, 7/01/38	7/27 at 100.00	Aaa	1,581,094
4,045	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2018C, 3.750%, 7/01/38	1/28 at 100.00	Aaa	4,393,598
4,190	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019D, 3.000%, 7/01/39	1/29 at 100.00	Aaa	4,380,059
1,910	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019F, 2.850%, 7/01/39	1/29 at 100.00	Aaa	2,007,601
2,500	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021A, 2.150%, 7/01/41	7/30 at 100.00	Aaa	2,409,500
4,900	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021C, 2.100%, 7/01/41	7/30 at 100.00	Aaa	4,736,977
9,055	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding & Aquisition Sub-Series 2019A, 5.000%, 11/01/39 (Mandatory Put 5/01/25)	2/25 at 100.73	Aa2	10,411,620
61,110	Total New Mexico			65,776,843
	New York – 7.1%
	Albany County Airport Authority, New York, Airport Revenue Bonds, Refunding Series 2020B Forward Delivery:
1,000	5.000%, 12/15/21 (AMT)	No Opt. Call	A-	1,009,080
1,000	5.000%, 12/15/22 (AMT)	No Opt. Call	A-	1,054,540
1,225	5.000%, 12/15/23 (AMT)	No Opt. Call	A-	1,347,819
1,145	5.000%, 12/15/24 (AMT)	No Opt. Call	A-	1,305,804
	Albany County, New York, General Obligation Bonds, Refunding Forward Delivery Series 2019C:
2,225	5.000%, 11/01/21	No Opt. Call	AA	2,233,099
1,915	5.000%, 11/01/22	No Opt. Call	AA	2,014,044
1,515	5.000%, 11/01/23	No Opt. Call	AA	1,664,803
	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014:
300	5.000%, 1/01/24	No Opt. Call	A+	330,798
500	5.000%, 1/01/25	No Opt. Call	A+	571,425
3,390	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A	12/30 at 100.00	N/R	3,489,090
4,360	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020B-1, 5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	4,656,829
4,000	Dormitory Authority of the State of New York, Revenue Bonds, Northwell Healthcare Inc, Series 2019B-3, 5.000%, 5/01/48 (Mandatory Put 5/01/26)	11/25 at 100.00	A-	4,682,320
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
1,900	5.000%, 12/01/25, 144A	No Opt. Call	BBB-	2,231,341
1,400	5.000%, 12/01/27, 144A	6/27 at 100.00	BBB-	1,711,430
1,300	5.000%, 12/01/29, 144A	6/27 at 100.00	BBB-	1,570,712
156

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021A:
$ 10,065	5.000%, 3/15/28	No Opt. Call	AA+	$12,699,816
20,000	5.000%, 3/15/29	No Opt. Call	AA+	25,792,600
10,000	4.000%, 3/15/37	3/31 at 100.00	AA+	11,876,100
	Dormitory Authority of the State of New York, State University Educational Facilities Revenue Bonds, Third General Resolution, Series 2012A:
10,120	5.000%, 5/15/24	5/22 at 100.00	AA	10,420,362
9,570	5.000%, 5/15/25	5/22 at 100.00	AA	9,853,368
7,900	Evans-Brant Central School District, Erie County, New York, General Oligation Bonds, Series 2021C, 1.500%, 6/24/22	No Opt. Call	N/R	7,979,790
10,000	Guilderland Central School District, Albany County, New York, General Obligation Bonds, Series 2021, 1.250%, 7/29/22	No Opt. Call	N/R	10,089,600
1,310	Islip, Suffolk County, New York, General Obligation Bonds, Refunding Series 2021C, 4.000%, 10/15/26	No Opt. Call	Aaa	1,533,499
6,305	Long Island Power Authority, New York, Electric System General Revenue Bonds, Notes Series 2021, 1.000%, 9/01/25	9/23 at 100.00	A	6,360,169
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
110	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	109,644
1,055	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	1,044,777
1,265	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A	1,319,787
215	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Bond Anticipation Series 2019A, 5.000%, 3/01/22	No Opt. Call	N/R	219,190
32,730	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22	No Opt. Call	N/R	33,671,642
21,770	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22	No Opt. Call	N/R	22,691,959
10,300	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019F, 5.000%, 11/15/22	No Opt. Call	N/R	10,833,643
8,390	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2020A-1, 5.000%, 2/01/23	No Opt. Call	N/R	8,902,797
36,395	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2020A-2S, 4.000%, 2/01/22	No Opt. Call	N/R	36,832,832
6,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-1, 5.000%, 11/15/43	11/30 at 100.00	A3	7,316,280
1,055	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Climate Certified Series 2017C-1, 5.000%, 11/15/24	No Opt. Call	A3	1,192,308
2,380	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Climate Certified Series 2020E, 5.000%, 11/15/33	11/30 at 100.00	A3	2,988,614
14,905	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/30	11/22 at 100.00	A3	15,623,570
7,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015A-1, 5.000%, 11/15/36	5/25 at 100.00	A3	7,902,510
157

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2021A-2:
$ 5,000	4.000%, 11/15/41	5/31 at 100.00	A3	$5,652,350
15,300	4.000%, 11/15/42	5/31 at 100.00	A3	17,254,269
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann's Community Project, Series 2019:
1,770	4.000%, 1/01/30	1/26 at 103.00	N/R	1,946,681
1,910	5.000%, 1/01/40	1/26 at 103.00	N/R	2,153,353
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
1,525	5.000%, 7/01/28	7/24 at 100.00	A-	1,705,026
1,000	5.000%, 7/01/29	7/24 at 100.00	A-	1,117,180
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
655	5.000%, 7/01/30	7/24 at 100.00	A-	730,993
2,455	5.000%, 7/01/32	7/24 at 100.00	A-	2,732,734
10,000	Nassau County, New York, General Obligation Bonds, Revenue Anticipation Note Series 2021B, 2.000%, 1/07/22	No Opt. Call	N/R	10,049,900
16,000	Nassau County, New York, General Obligation Bonds, Tax Anticipation Notes Series 2021B, 2.000%, 12/10/21	No Opt. Call	N/R	16,057,920
7,610	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A, 1.125%, 5/01/60 (Mandatory Put 11/01/24)	5/22 at 100.00	AA+	7,639,755
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A:
2,125	4.000%, 1/01/32 – AGM Insured	1/31 at 100.00	AA	2,591,119
1,650	3.000%, 1/01/33 – AGM Insured	1/31 at 100.00	AA	1,822,590
9,320	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries E-1, 5.000%, 2/01/37	2/31 at 100.00	AAA	11,972,286
	New York City, New York, General Obligation Bonds, Fiscal 2021 Series A-1:
7,500	5.000%, 8/01/28	No Opt. Call	AA	9,511,950
6,750	5.000%, 8/01/29	No Opt. Call	AA	8,719,987
10,025	5.000%, 8/01/30	No Opt. Call	AA	13,161,722
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2018I:
900	3.625%, 11/01/33	11/27 at 100.00	Aa2	987,813
2,000	3.875%, 11/01/38	11/27 at 100.00	Aa2	2,197,700
5,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2019D, 2.050%, 5/01/23	10/21 at 100.00	Aa2	5,504,290
2,335	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Green Series 2020J, 0.750%, 5/01/25	7/22 at 100.00	Aa2	2,340,370
158

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Series 2019P:
$ 2,040	2.600%, 11/01/34	5/28 at 100.00	Aa2	$2,115,154
10,105	2.850%, 11/01/39	5/28 at 100.00	Aa2	10,564,474
8,845	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2019C, 3.850%, 11/01/39	5/28 at 100.00	Aa2	9,713,402
21,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2020H, 2.300%, 11/01/40	5/29 at 100.00	Aa2	20,855,520
2,600	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2019E, 2.125%, 11/01/23	10/21 at 100.00	Aa2	2,625,688
13,220	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 223, 3.000%, 10/01/39	10/28 at 100.00	Aa1	13,844,381
10,175	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 225, 2.300%, 10/01/40	10/29 at 100.00	Aa1	9,997,751
6,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 227, 2.300%, 10/01/40	10/29 at 100.00	Aa1	5,895,480
21,935	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 231, 2.400%, 10/01/41	4/30 at 100.00	Aa1	21,759,739
6,900	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 233, 2.200%, 4/01/36	4/30 at 100.00	Aa1	6,833,484
6,120	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%, 3/15/26	No Opt. Call	AA+	7,315,114
	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
1,440	5.000%, 7/01/30 (AMT)	7/24 at 100.00	BBB	1,608,005
2,045	4.000%, 7/01/32 (AMT)	7/24 at 100.00	BBB	2,203,774
8,075	4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	8,698,632
9,715	5.000%, 7/01/34 (AMT)	7/24 at 100.00	BBB	10,778,210
12,615	5.000%, 7/01/41 (AMT)	7/24 at 100.00	BBB	14,008,453
2,670	4.000%, 7/01/46 – AGM Insured (AMT)	7/24 at 100.00	AA	2,870,410
50,000	5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	55,484,500
	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, LP Project, Series 2015:
2,015	5.000%, 1/01/22 (AMT)	No Opt. Call	BBB	2,036,661
2,090	5.000%, 1/01/23 (AMT)	No Opt. Call	BBB	2,203,591
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
15,510	4.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa3	17,420,832
2,000	5.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa3	2,392,700
10,050	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/25	12/23 at 100.00	Aa3	11,074,999
159

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Revenue Bond Certificate Series Trust:
$ 13,308	2.500%, 2/01/42 (Mandatory Put 11/22/22), 144A	No Opt. Call	AA+	$13,600,350
24,826	2.500%, 3/01/46 (Mandatory Put 11/22/22), 144A	No Opt. Call	AA+	25,230,695
	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
2,435	5.000%, 7/01/28	7/24 at 100.00	A-	2,722,452
2,695	5.000%, 7/01/29	7/24 at 100.00	A-	3,010,800
4,200	5.000%, 7/01/30	7/24 at 100.00	A-	4,687,284
2,100	5.000%, 7/01/31	7/24 at 100.00	A-	2,340,597
1,335	5.000%, 7/01/32	7/24 at 100.00	A-	1,486,029
3,080	5.000%, 7/01/33	7/24 at 100.00	A-	3,423,974
19,455	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/01/25	No Opt. Call	A1	22,988,612
	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Refunding Series 2020A Forward Delivery:
1,200	5.000%, 9/01/23	No Opt. Call	A3	1,306,284
1,835	5.000%, 9/01/24	No Opt. Call	A3	2,074,669
2,000	5.000%, 9/01/25	No Opt. Call	A3	2,331,960
20,030	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015, 5.000%, 12/15/34	12/25 at 100.00	AAA	23,613,768
693,009	Total New York			754,096,407
	North Carolina – 0.8%
	Alamance County, North Carolina, General Obligation Bonds, Public Improvement Series 2021:
7,515	5.000%, 5/01/26	No Opt. Call	AA	9,022,960
7,560	5.000%, 5/01/27	No Opt. Call	AA	9,328,360
7,410	5.000%, 5/01/28	No Opt. Call	AA	9,370,686
2,395	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Recovery Zone Facility Bonds, International Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34 (Mandatory Put 6/16/25)	No Opt. Call	BBB	2,459,401
610	North Carolina Captial Facilities Finance Agency, Revenue Bonds, The Methodist Univerity, Series 2012, 3.750%, 3/01/24	3/22 at 100.00	BB	614,252
4,005	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2019-42, 2.625%, 7/01/39	7/28 at 100.00	AA+	4,132,439
5,860	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2020-43, 2.800%, 1/01/40	1/29 at 100.00	AA+	6,124,110
12,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2021-47, 2.300%, 7/01/41	7/30 at 100.00	AA+	11,644,560
5,100	North Carolina Medical Care Commission, Hospital Revenue Bonds, CaroMont Health A/K/A Gaston Health, Series 2021A, 5.000%, 2/01/51 (Mandatory Put 2/01/26)	2/26 at 100.00	AA-	6,052,425
11,600	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2015C, 5.000%, 1/01/29	1/26 at 100.00	A	13,515,740
160

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$ 13,495	North Carolina State, Limited Obligation Bonds, Series 2020B, 5.000%, 5/01/26	No Opt. Call	AA+	$ 16,209,654
77,550	Total North Carolina			88,474,587
	North Dakota – 1.1%
5,365	Cass County Joint Water Reserve District, North Dakota, Temporary Improvement Special Assessment Bonds, Refunding Series 2021A, 0.480%, 5/01/24	11/22 at 100.00	Aa3	5,372,779
	Fargo, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021A:
1,250	4.000%, 5/01/26	5/25 at 100.00	Aa2	1,409,187
1,320	4.000%, 5/01/27	5/25 at 100.00	Aa2	1,481,093
1,385	4.000%, 5/01/28	5/25 at 100.00	Aa2	1,548,278
2,755	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	A+ (4)	2,767,315
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
2,335	5.000%, 12/01/32	12/21 at 100.00	Baa2	2,352,723
26,005	5.000%, 12/01/35	12/21 at 100.00	Baa2	26,202,378
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2021:
1,750	5.000%, 12/01/29	No Opt. Call	Baa2	2,218,037
1,740	5.000%, 12/01/30	No Opt. Call	Baa2	2,238,179
2,975	5.000%, 12/01/32	12/31 at 100.00	Baa2	3,853,815
3,875	5.000%, 12/01/33	12/31 at 100.00	Baa2	4,984,180
4,675	5.000%, 12/01/34	12/31 at 100.00	Baa2	5,987,553
	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021:
500	3.000%, 5/01/33	5/27 at 100.00	Baa2	524,005
500	3.000%, 5/01/36	5/27 at 100.00	Baa2	517,455
3,440	3.000%, 5/01/46	5/27 at 100.00	Baa2	3,479,216
3,855	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2019C, 3.200%, 7/01/39	7/28 at 100.00	Aa1	4,069,030
2,575	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020A, 3.000%, 7/01/40	7/29 at 100.00	Aa1	2,695,587
4,900	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020B, 2.350%, 7/01/40	1/30 at 100.00	Aa1	4,945,815
6,900	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2021A, 2.250%, 7/01/41	7/30 at 100.00	Aa1	6,812,094
	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C:
3,785	5.000%, 6/01/28	No Opt. Call	BBB-	4,650,137
3,000	5.000%, 6/01/29	6/28 at 100.00	BBB-	3,650,460
1,260	5.000%, 6/01/31	6/28 at 100.00	BBB-	1,508,107
3,480	5.000%, 6/01/34	6/28 at 100.00	BBB-	4,131,943
13,280	5.000%, 6/01/38	6/28 at 100.00	BBB-	15,632,685
102,905	Total North Dakota			113,032,051
161

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio – 3.1%
$ 1,925	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A, 5.000%, 5/01/33 (Pre-refunded 5/01/22)	5/22 at 100.00	AA- (4)	$1,978,977
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
2,085	5.000%, 6/01/27	No Opt. Call	A	2,532,399
14,600	5.000%, 6/01/28	No Opt. Call	A	18,118,746
13,705	5.000%, 6/01/29	No Opt. Call	A	17,344,089
15,745	5.000%, 6/01/30	No Opt. Call	A	20,262,555
11,595	5.000%, 6/01/31	6/30 at 100.00	A	14,834,991
6,880	5.000%, 6/01/32	6/30 at 100.00	A-	8,764,157
7,260	5.000%, 6/01/33	6/30 at 100.00	A-	9,214,610
3,200	5.000%, 6/01/34	6/30 at 100.00	A-	4,043,840
4,520	5.000%, 6/01/35	6/30 at 100.00	A-	5,695,336
1,220	5.000%, 6/01/36	6/30 at 100.00	A-	1,533,894
4,075	4.000%, 6/01/37	6/30 at 100.00	A-	4,737,473
7,815	4.000%, 6/01/38	6/30 at 100.00	A-	9,058,445
5,155	4.000%, 6/01/39	6/30 at 100.00	A-	5,957,479
7,280	3.000%, 6/01/48	6/30 at 100.00	BBB+	7,453,118
1,650	4.000%, 6/01/48	6/30 at 100.00	BBB+	1,836,136
7,475	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	8,467,605
	Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A:
1,525	5.000%, 1/01/28 – AGM Insured	1/25 at 100.00	AA	1,741,779
2,230	5.000%, 1/01/29 – AGM Insured	1/25 at 100.00	AA	2,546,236
2,000	5.000%, 1/01/30 – AGM Insured	1/25 at 100.00	AA	2,283,620
1,800	5.000%, 1/01/31 – AGM Insured	1/25 at 100.00	AA	2,055,258
5	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 4/01/30	10/28 at 100.00	AAA	6,359
10,170	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2019A, 5.000%, 4/01/27	No Opt. Call	AAA	12,527,406
8,470	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2021A, 5.000%, 4/01/27	No Opt. Call	AAA	10,433,346
3,335	Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019, 5.000%, 8/01/49 (Mandatory Put 2/01/25)	11/24 at 100.68	Aa2	3,802,067
1,080	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding & Improvement Series 2021, 3.000%, 8/01/40	2/31 at 100.00	A+	1,163,344
7,450	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	7,854,237
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
1,230	5.000%, 10/01/21	No Opt. Call	Aa3	1,230,000
965	5.000%, 10/01/22	No Opt. Call	Aa3	1,010,886
162

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 2,940	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/22	No Opt. Call	N/R	$3,675
1,400	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23	No Opt. Call	N/R	1,750
28,740	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (6)	No Opt. Call	N/R	35,925
915	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (6)	No Opt. Call	N/R	1,144
3,610	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33 (6)	No Opt. Call	N/R	4,512
250	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (6)	No Opt. Call	N/R	312
1,020	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	1,038,136
14,735	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005A, 2.100%, 1/01/29 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	15,276,953
20,015	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005C, 2.100%, 4/01/28 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	20,756,756
25,825	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007A, 2.500%, 8/01/40 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	28,016,768
16,850	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007B, 2.500%, 11/01/42 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	18,302,301
12,040	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014B, 2.600%, 6/01/41 (Mandatory Put 10/01/29) (AMT)	10/24 at 100.00	BBB+	12,653,438
6,015	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014D, 1.900%, 5/01/26 (Mandatory Put 10/01/24)	No Opt. Call	BBB+	6,211,630
610	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, 144A (AMT)	No Opt. Call	N/R	679,162
5,000	Ohio Higher Educational Facility Commission, Revenue Bonds, Case Western Reserve University Project, Series 2019C, 1.625%, 12/01/34 (Mandatory Put 12/01/26)	6/26 at 100.00	AA-	5,161,800
1,340	Ohio Higher Educational Facility Commission, Senior Hospital Parking Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020, 5.000%, 1/15/37	1/30 at 100.00	A3	1,643,014
2,755	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019B, 3.000%, 9/01/39	9/28 at 100.00	Aaa	2,896,276
4,330	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2020A, 2.750%, 9/01/40	3/29 at 100.00	Aaa	4,478,432
1,665	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2020B, 2.250%, 9/01/40	9/29 at 100.00	Aaa	1,683,715
163

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 4,000	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2021A, 2.250%, 9/01/41	3/30 at 100.00	Aaa	$3,898,760
1,400	Ohio State, General Obligation Bonds, Common Schools Series 2021A, 5.000%, 6/15/26	No Opt. Call	AA+	1,688,512
8,795	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Refunding Series 2016A, 5.000%, 1/15/41	1/26 at 100.00	A	10,168,779
5,220	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Variable Rate Series 2020B, 5.000%, 1/15/50 (Mandatory Put 1/15/25)	1/25 at 100.00	A	5,964,268
	Ohio State, Major New State Infrastructure Project Revenue Bonds, Series 2021-1A:
1,160	5.000%, 12/15/27	No Opt. Call	AA	1,452,622
1,250	5.000%, 12/15/28	No Opt. Call	AA	1,600,637
3,855	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/49 (6)	No Opt. Call	N/R	4,819
8,500	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (6)	No Opt. Call	N/R	10,625
8,645	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010A, 3.750%, 7/01/33 (6)	No Opt. Call	N/R	10,806
1,945	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010C, 4.000%, 6/01/33	No Opt. Call	N/R	2,431
2,355	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (6)	No Opt. Call	N/R	2,944
1,385	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, Refunding Series 2021A, 4.000%, 12/01/27 (WI/DD, Settling 10/13/21)	No Opt. Call	AAA	1,648,635
1,935	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	2,094,347
356,945	Total Ohio			335,882,272
	Oklahoma – 1.9%
700	Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Refunding Series 2020, 4.000%, 12/01/28	No Opt. Call	A	837,095
	Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Series 2020:
1,775	2.000%, 9/01/28	No Opt. Call	A	1,849,195
1,850	2.000%, 9/01/29	No Opt. Call	A	1,921,984
1,800	2.750%, 9/01/30	No Opt. Call	A	1,973,754
1,790	2.750%, 9/01/31	9/30 at 100.00	A	1,952,657
60	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2017, 4.000%, 9/01/24	No Opt. Call	AA-	66,216
	Carter County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Plainview Public Schools Project, Series 2021A:
740	4.000%, 12/01/33	12/31 at 100.00	A+	898,959
1,670	4.000%, 12/01/34	12/31 at 100.00	A+	2,018,078
1,570	4.000%, 12/01/35	12/31 at 100.00	A+	1,889,825
164

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016:
$ 7,580	5.000%, 6/01/22	No Opt. Call	A+	$7,819,073
3,085	5.000%, 6/01/23	No Opt. Call	A+	3,328,499
	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2021:
2,200	4.000%, 6/01/28	No Opt. Call	Aa3	2,628,274
2,010	4.000%, 6/01/29	No Opt. Call	Aa3	2,437,165
6,000	4.000%, 6/01/30	No Opt. Call	Aa3	7,329,480
15,140	4.000%, 6/01/31	No Opt. Call	Aa3	18,709,709
	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A:
1,470	5.000%, 12/01/28	12/27 at 100.00	A	1,813,127
1,410	5.000%, 12/01/31	12/27 at 100.00	A	1,719,537
	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A:
3,165	5.000%, 9/01/30	9/26 at 100.00	A	3,754,228
5,290	5.000%, 9/01/31	9/26 at 100.00	A	6,270,607
3,150	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018, 3.625%, 9/01/36	9/28 at 100.00	A-	3,434,382
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Amber-Pocasset Public Schools Project, Series 2019:
1,365	4.000%, 9/01/32	9/29 at 100.00	A	1,612,652
1,485	4.000%, 9/01/34	9/29 at 100.00	A	1,743,494
1,000	4.000%, 9/01/36	9/29 at 100.00	A	1,168,830
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Tuttle Public Schools Project, Series 2019:
1,870	4.000%, 9/01/32	9/29 at 100.00	A+	2,216,922
1,480	4.000%, 9/01/33	9/29 at 100.00	A+	1,749,094
1,390	4.000%, 9/01/34	9/29 at 100.00	A+	1,637,601
	Lincoln County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Stroud Public Schools Project, Series 2016:
2,115	5.000%, 9/01/22	No Opt. Call	A	2,198,691
1,000	5.000%, 9/01/23	No Opt. Call	A	1,080,970
1,870	5.000%, 9/01/24	No Opt. Call	A	2,095,167
2,490	5.000%, 9/01/26	No Opt. Call	A	2,955,530
	Love County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Marietta Public Schools Project, Series 2021:
890	4.000%, 12/01/33	12/31 at 100.00	A-	1,066,487
920	4.000%, 12/01/34	12/31 at 100.00	A-	1,098,535
960	4.000%, 12/01/35	12/31 at 100.00	A-	1,142,794
165

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Purcell Public Schools Project, Series 2018:
$ 1,280	5.000%, 9/01/30	9/28 at 100.00	A	$1,594,445
1,565	5.000%, 9/01/34	9/28 at 100.00	A	1,921,601
6,140	Oklahoma City, Oklahoma, General Obligation Bonds, Series 2021, 2.000%, 3/01/25	No Opt. Call	AAA	6,471,621
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
6,250	5.000%, 8/15/33	8/28 at 100.00	Baa3	7,573,375
16,580	5.000%, 8/15/38	8/28 at 100.00	Baa3	19,870,964
3,205	Oklahoma Development Finance Authority, Limited Obligation Revenue Bonds, Gilcrease Expressway West Project, Series 2020, 1.625%, 7/06/23 (AMT)	6/22 at 100.00	Baa2	3,230,512
1,510	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2019A, 3.000%, 9/01/39	3/28 at 100.00	Aaa	1,573,903
1,470	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2020A, 3.000%, 9/01/40	3/29 at 100.00	Aaa	1,524,963
	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
750	5.000%, 9/01/22	No Opt. Call	A-	781,148
500	3.000%, 9/01/23	No Opt. Call	A-	522,835
630	5.000%, 9/01/24	No Opt. Call	A-	705,083
1,505	5.000%, 9/01/25	No Opt. Call	A-	1,734,016
3,210	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A, 5.625%, 6/01/38 (AMT)	6/23 at 100.00	AA	3,465,805
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, Series 2020:
1,540	2.000%, 9/01/27	No Opt. Call	A-	1,579,855
1,605	2.000%, 9/01/28	No Opt. Call	A-	1,639,010
1,670	2.000%, 9/01/29	No Opt. Call	A-	1,694,900
3,150	2.000%, 9/01/30	No Opt. Call	A-	3,172,113
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016:
3,655	5.000%, 9/01/25	9/23 at 100.00	AA-	3,975,799
10,755	5.000%, 9/01/26	9/23 at 100.00	AA-	11,696,708
1,650	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2019A, 5.000%, 9/01/29	No Opt. Call	AA-	2,103,569
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015:
6,195	5.000%, 9/01/25	No Opt. Call	AA-	7,262,522
9,705	5.000%, 9/01/26	9/25 at 100.00	AA-	11,319,718
2,580	Washington County Rural Water District 3, Oklahoma, Revenue Bonds, Refunding & Capital improvement Series 2020, 3.000%, 9/15/35	3/28 at 100.00	A+	2,768,263
166

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease Revenue Bonds, Weatherford Public Schools Project, Series 2019:
$ 2,025	5.000%, 3/01/29	No Opt. Call	A-	$2,516,832
1,695	5.000%, 3/01/31	3/29 at 100.00	A-	2,120,513
2,500	5.000%, 3/01/33	3/29 at 100.00	A-	3,108,225
174,610	Total Oklahoma			200,346,909
	Oregon – 0.7%
5,000	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2017D, 5.000%, 6/15/35	6/27 at 100.00	AA+	6,057,400
1,760	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A, 5.000%, 6/15/38	6/28 at 100.00	AA+	2,166,032
1,200	Clackamas Community College District, Oregon, General Obligation Bonds, Deferred Interest Series 2017A, 5.000%, 6/15/40	6/27 at 100.00	Aa1	1,447,068
1,475	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc, Series 2020B-1, 3.250%, 11/15/25	11/21 at 100.00	N/R	1,477,404
	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2018A:
1,665	0.000%, 6/15/34	6/28 at 79.31	AA+	1,177,938
1,510	0.000%, 6/15/35	6/28 at 75.58	AA+	1,014,629
1,000	0.000%, 6/15/37	6/28 at 69.16	AA+	612,600
2,050	0.000%, 6/15/39	6/28 at 63.17	AA+	1,142,732
1,770	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Adventist Health System/West, Refunding Variable Rate Series 2019, 5.000%, 3/01/40 (Mandatory Put 3/01/25)	9/24 at 100.00	A	1,983,126
2,250	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Terwilliger Plaza-Parkview Project, Refunding Green Series 2021B-1, 1.200%, 6/01/28	6/23 at 100.00	BB+	2,228,557
2,750	Multnomah-Clackamas Counties School District 10JT Greham-Barlow, Oregon, General Obligation Bonds, Deferred interest Series 2019A, 0.000%, 6/15/38	6/29 at 72.47	Aa1	1,716,220
2,225	Oregon Housing and Community Services Department, Mortgage Revenue Bonds, Single-Family Mortgage Program, Series 2017D, 3.450%, 1/01/38	1/27 at 100.00	Aa2	2,326,705
3,750	Oregon Housing and Community Services Department, Mortgage Revenue Bonds, Single-Family Mortgage Program, Series 2018C, 3.900%, 7/01/38	7/27 at 100.00	Aa2	4,012,200
7,625	Oregon Housing and Community Services Department, Mortgage Revenue Bonds, Single-Family Mortgage Program, Series 2019A, 2.650%, 7/01/39	7/28 at 100.00	Aa2	7,928,322
7,420	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series 2021A, 2.250%, 7/01/41	7/30 at 100.00	Aa2	7,244,814
15,995	Oregon State Business Development Commission, Recovery Zone Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%, 12/01/40 (Mandatory Put 8/14/23)	No Opt. Call	A+	16,570,020
11,305	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38 (Pre-refunded 11/15/23)	11/23 at 100.00	AAA	12,446,466
167

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Healthl Project, Refunding Series 2016A:
$ 3,425	5.000%, 5/15/32	5/26 at 100.00	AA-	$4,010,709
1,925	5.000%, 5/15/33	5/26 at 100.00	AA-	2,249,998
76,100	Total Oregon			77,812,940
	Pennsylvania – 5.3%
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A:
1,000	5.000%, 4/01/36	4/28 at 100.00	A	1,213,070
10,010	4.000%, 4/01/37	4/28 at 100.00	A	11,400,589
6,050	4.000%, 4/01/38	4/28 at 100.00	A	6,877,398
13,810	4.000%, 4/01/44	4/28 at 100.00	A	15,522,440
	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012:
1,005	5.000%, 12/01/25 (Pre-refunded 12/01/22)	12/22 at 100.00	AA- (4)	1,061,501
4,105	5.000%, 12/01/37 (Pre-refunded 12/01/22)	12/22 at 100.00	AA- (4)	4,335,783
1,525	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/28, 144A	No Opt. Call	Ba3	1,831,113
1,200	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.500%, 4/01/41 (6)	No Opt. Call	N/R	1,500
7,770	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (6)	No Opt. Call	N/R	9,713
2,880	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (6)	No Opt. Call	N/R	3,600
	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017:
1,670	4.000%, 11/01/33	11/27 at 100.00	BB-	1,767,244
2,405	4.000%, 11/01/38	11/27 at 100.00	BB-	2,521,065
8,710	4.000%, 11/01/39	11/27 at 100.00	BB-	9,113,447
735	3.750%, 11/01/42	11/27 at 100.00	BB-	733,045
3,640	4.000%, 11/01/47	11/27 at 100.00	BB-	3,762,777
8,930	5.000%, 11/01/47	11/27 at 100.00	BB-	9,831,126
12,575	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020B-2, 5.000%, 2/01/40 (Mandatory Put 2/01/27)	8/26 at 101.63	BB-	14,183,091
11,910	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020B-3, 5.000%, 2/01/40 (Mandatory Put 2/01/30)	8/29 at 101.50	BB-	13,733,421
1,000	Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018, 5.000%, 7/15/27	No Opt. Call	A+	1,225,230
3,590	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	3,818,180
168

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Commonwealth Financing Authority, Pennslyvania, Revenue Bonds, Refunding Forward Delivery Series 2020A:
$ 2,000	5.000%, 6/01/28	No Opt. Call	A1	$2,512,120
1,750	5.000%, 6/01/29	No Opt. Call	A1	2,239,755
46,005	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 – AGM Insured	6/28 at 100.00	AA	52,217,515
6,715	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%, 4/01/43 (Mandatory Put 2/15/27)	8/26 at 100.00	AA-	8,060,283
11,755	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020C, 5.000%, 4/01/43 (Mandatory Put 4/01/30)	10/29 at 100.00	AA-	15,009,137
	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A:
410	5.000%, 6/01/22	No Opt. Call	Ba3	419,541
790	5.000%, 6/01/24	6/23 at 100.00	Ba3	834,019
525	5.000%, 6/01/25	6/23 at 100.00	Ba3	553,103
370	5.125%, 6/01/26	6/23 at 100.00	Ba3	389,666
460	5.375%, 6/01/28	6/23 at 100.00	Ba3	484,233
12,575	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 1.800%, 9/01/29 (Mandatory Put 9/01/22)	No Opt. Call	A1	12,736,337
10,520	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 1.800%, 2/15/27 (Mandatory Put 8/15/22)	No Opt. Call	A1	10,648,554
11,890	Luzerne County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	12,787,219
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, AICUP Financing Program, Gwynedd Mercy University, Variable Rate Series 2017V-1B:
960	4.000%, 5/01/36 (Mandatory Put 5/01/22)	No Opt. Call	BBB	972,125
1,055	4.000%, 5/01/36 (Mandatory Put 5/01/23)	No Opt. Call	BBB	1,098,677
8,285	North Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2019, 4.000%, 5/01/44	5/29 at 100.00	AA	9,693,864
4,055	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (6)	No Opt. Call	N/R	5,069
3,455	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (6)	No Opt. Call	N/R	4,319
	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series 2013B:
1,975	5.500%, 1/01/25	1/24 at 100.00	AA	2,197,760
2,265	5.500%, 1/01/26	1/24 at 100.00	AA	2,515,192
2,265	5.500%, 1/01/27	1/24 at 100.00	AA	2,509,801
169

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C:
$ 515	5.500%, 1/01/25 – AGM Insured	1/24 at 100.00	AA	$573,087
1,110	5.500%, 1/01/26 – AGM Insured	1/24 at 100.00	AA	1,232,611
2,505	5.500%, 1/01/28 – AGM Insured	1/24 at 100.00	AA	2,771,206
2,050	5.500%, 1/01/29 – AGM Insured	1/24 at 100.00	AA	2,268,346
1,255	5.500%, 1/01/31 – AGM Insured	1/24 at 100.00	AA	1,388,796
3,000	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 12/31/34 (AMT)	6/26 at 100.00	BBB	3,529,170
2,395	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2004, 2.150%, 11/01/21	No Opt. Call	A-	2,398,497
2,685	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2017A, 0.580%, 8/01/37 (Mandatory Put 8/01/24) (AMT)	No Opt. Call	A-	2,674,502
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012:
1,320	5.000%, 5/01/27	11/22 at 100.00	BB+	1,359,019
10,850	5.000%, 5/01/42	11/22 at 100.00	BB+	11,074,812
1,205	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2021A, 3.000%, 7/15/39	7/31 at 100.00	A-	1,262,756
19,870	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120, 3.100%, 10/01/36	10/25 at 100.00	AA+	20,659,038
8,950	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-121, 3.100%, 10/01/36	10/25 at 100.00	AA+	9,287,952
11,435	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A, 3.700%, 10/01/37 (AMT)	4/27 at 100.00	AA+	12,236,594
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-128B:
6,605	3.500%, 10/01/34	10/27 at 100.00	AA+	7,124,087
3,000	3.850%, 4/01/38	10/27 at 100.00	AA+	3,262,140
4,880	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-131A, 3.000%, 10/01/39	4/29 at 100.00	AA+	5,142,837
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-133:
2,295	2.125%, 10/01/35	10/29 at 100.00	AA+	2,321,094
8,840	2.350%, 10/01/40	10/29 at 100.00	AA+	8,939,980
	Pennsylvania State, General Obligation Bonds, First Series 2021:
10,000	5.000%, 5/15/26	No Opt. Call	Aa3	12,010,400
21,160	5.000%, 5/15/27	No Opt. Call	Aa3	26,135,774
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2014A:
2,095	0.000%, 12/01/34 (7)	12/26 at 100.00	AA-	2,384,131
5,000	0.000%, 12/01/37 (7)	12/26 at 100.00	AA-	5,718,400
170

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 16,020	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A	$20,881,109
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Series 2019 Forward Delivery:
4,615	5.000%, 12/01/24	No Opt. Call	A1	5,271,899
5,130	5.000%, 12/01/25	No Opt. Call	A1	6,054,631
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
5,905	5.000%, 6/01/25	No Opt. Call	A3	6,841,238
2,830	5.000%, 6/01/29	6/26 at 100.00	A3	3,351,201
22,145	5.000%, 6/01/35	6/26 at 100.00	A3	26,041,856
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2017:
2,725	5.000%, 12/01/29	12/27 at 100.00	A3	3,368,155
3,190	5.000%, 12/01/31	12/27 at 100.00	A3	3,909,377
5,250	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016A, 5.000%, 12/01/36	12/26 at 100.00	A3	6,265,665
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Third Series 2017:
3,510	5.000%, 12/01/31	12/27 at 100.00	A3	4,301,540
2,250	5.000%, 12/01/32	12/27 at 100.00	A3	2,750,940
2,000	4.000%, 12/01/36	12/27 at 100.00	A3	2,293,240
12,085	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/24	No Opt. Call	A+	13,805,179
1,060	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1, 5.000%, 12/01/28	6/26 at 100.00	A1	1,271,088
3,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2017A-1, 5.000%, 12/01/36	12/27 at 100.00	A1	3,655,140
7,445	Philadelphia Authority For Industrial Development, Pennsylvania, City Agreement Revenue Bonds, Cultural and Commercial Corridors Program, Refunding Series 2016A, 5.000%, 12/01/29	12/25 at 100.00	A	8,753,384
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, La Salle University, Series 2017:
1,835	5.000%, 5/01/31	11/27 at 100.00	BB+	2,035,235
2,060	5.000%, 5/01/33	11/27 at 100.00	BB+	2,273,952
1,165	5.000%, 5/01/34	11/27 at 100.00	BB+	1,283,282
3,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Refunding Series 2020 Forward Delivery, 5.000%, 9/01/22	No Opt. Call	A+	3,128,250
6,995	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 0.860%, 12/01/24 (3-Month LIBOR *0.67% reference rate + 0.780% spread) (5)	11/21 at 100.00	A+	7,012,627
4,265	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/26	5/24 at 100.00	BB+	4,563,465
171

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 1,990	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 3.375%, 6/01/26	No Opt. Call	BB+	$2,043,710
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc, Series 2013:
1,105	5.000%, 12/01/21	No Opt. Call	A	1,113,276
1,625	5.000%, 12/01/22	No Opt. Call	A	1,713,140
1,705	5.000%, 12/01/23	6/23 at 100.00	A	1,829,533
1,795	5.000%, 12/01/24	6/23 at 100.00	A	1,924,240
20,000	University of Pittsburgh of the Commonwealth System of Higher Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%, 4/15/26	2/26 at 100.00	AA+	22,890,600
3,120	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36	11/27 at 100.00	BBB+	3,244,613
2,100	Wilson School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2021B, 4.000%, 5/15/29	No Opt. Call	AA	2,549,778
	Wilson School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2021C:
2,275	4.000%, 5/15/29	No Opt. Call	AA	2,758,551
2,395	4.000%, 5/15/30	5/29 at 100.00	AA	2,894,597
2,100	4.000%, 5/15/31	5/29 at 100.00	AA	2,518,005
526,310	Total Pennsylvania			571,181,347
	Puerto Rico – 2.5%
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Forward Delivery Series 2022A:
4,750	5.000%, 7/01/28, 144A (WI/DD, Settling 6/15/22)	No Opt. Call	N/R	5,558,308
6,800	5.000%, 7/01/29, 144A (WI/DD, Settling 6/15/22)	No Opt. Call	N/R	8,082,956
8,030	5.000%, 7/01/33, 144A (WI/DD, Settling 6/15/22)	7/32 at 100.00	N/R	9,819,967
350	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021A, 5.000%, 7/01/33, 144A	7/31 at 100.00	N/R	448,214
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B:
11,705	5.000%, 7/01/24, 144A	No Opt. Call	N/R	13,033,517
5,625	5.000%, 7/01/25, 144A	No Opt. Call	N/R	6,456,431
11,515	5.000%, 7/01/33, 144A	7/31 at 100.00	N/R	14,746,109
5,350	5.000%, 7/01/37, 144A	7/31 at 100.00	N/R	6,746,457
5,575	4.000%, 7/01/42, 144A	7/31 at 100.00	N/R	6,343,904
7,590	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	CCC	8,299,058
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
730	5.000%, 7/01/33	7/22 at 100.00	CCC	755,835
85	5.125%, 7/01/37	7/22 at 100.00	CCC	88,087
570	5.250%, 7/01/42	7/22 at 100.00	CCC	591,233
172

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$ 1,186	0.000%, 7/01/24	No Opt. Call	N/R	$1,133,686
15,217	0.000%, 7/01/27	No Opt. Call	N/R	13,752,516
33,697	0.000%, 7/01/29	7/28 at 98.64	N/R	29,063,326
30,550	0.000%, 7/01/31	7/28 at 91.88	N/R	24,381,038
59,672	0.000%, 7/01/33	7/28 at 86.06	N/R	44,307,653
4,627	4.500%, 7/01/34	7/25 at 100.00	N/R	5,088,775
12	0.000%, 7/01/51	7/28 at 30.01	N/R	2,867
944	4.750%, 7/01/53	7/28 at 100.00	N/R	1,058,630
23	5.000%, 7/01/58	7/28 at 100.00	N/R	26,145
4,743	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2018B-1, 4.500%, 7/01/34	7/25 at 100.00	N/R	5,216,351
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
24,213	4.329%, 7/01/40	7/28 at 100.00	N/R	26,910,570
25,344	4.329%, 7/01/40	7/28 at 100.00	N/R	28,167,575
3,703	4.784%, 7/01/58	7/28 at 100.00	N/R	4,160,543
272,606	Total Puerto Rico			264,239,751
	Rhode Island – 0.9%
	Rhode Island Health and Educational Building Corporation, Educational Institution Revenue Bonds, St George's School, Series 2021:
1,275	5.000%, 10/01/28	No Opt. Call	AA-	1,619,161
2,010	4.000%, 10/01/46	10/31 at 100.00	AA-	2,368,926
	Rhode Island Health and Educational Building Corporation, Public Schools Financing Program Revenue Bonds, City of Providence, Series 2021D:
1,250	5.000%, 5/15/27 – BAM Insured	No Opt. Call	AA	1,540,063
1,000	5.000%, 5/15/29 – BAM Insured	No Opt. Call	AA	1,285,440
4,350	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.500%, 9/01/28 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R (4)	4,789,741
4,125	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 70, 3.000%, 10/01/39	10/28 at 100.00	AA+	4,347,173
3,900	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 71, 3.000%, 10/01/39	4/29 at 100.00	AA+	4,110,054
13,950	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2021 Series 75A, 2.250%, 10/01/41	4/30 at 100.00	AA+	13,661,095
10,000	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bonds, Series 73-A, 2.300%, 10/01/40	10/29 at 100.00	AA+	10,003,700
4,550	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 2020-72A, 2.550%, 10/01/40	10/29 at 100.00	AA+	4,601,051
136,145	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	10/21 at 16.36	CCC-	22,635,468
173

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Rhode Island (continued)
	Rhode Island, General Obligation Bonds, Consolidated Capital Development Loan, Series 2021A:
$ 3,855	5.000%, 5/01/25	No Opt. Call	AA	$4,487,104
4,050	5.000%, 5/01/26	No Opt. Call	AA	4,868,788
4,250	5.000%, 5/01/27	No Opt. Call	AA	5,251,980
4,465	5.000%, 5/01/28	No Opt. Call	AA	5,652,958
199,175	Total Rhode Island			91,222,702
	South Carolina – 1.0%
20	Charleston County School District, South Carolina, General Obligation Bond Anticipation Notes, Sales Tax Projects Phase IV, Series 2021B, 4.000%, 5/11/22	No Opt. Call	N/R	20,475
5,770	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Series 2014B, 5.000%, 5/01/34	5/24 at 100.00	A	6,396,680
	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016:
1,055	5.000%, 11/01/34	5/26 at 100.00	A1	1,221,247
1,170	5.000%, 11/01/35	5/26 at 100.00	A1	1,351,303
6,650	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	11/23 at 100.30	Aa2	7,159,456
1,000	Patriots Energy Group, South Carolina, Gas System Revenue Bonds, Improvement and Refunding Series 2021A, 2.250%, 6/01/41	6/31 at 100.00	A2	941,830
2,955	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2019B, 2.900%, 7/01/39	1/29 at 100.00	Aaa	3,099,647
6,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2020B, 2.150%, 7/01/40	1/30 at 100.00	Aaa	5,913,180
18,195	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/41	7/30 at 100.00	Aaa	17,530,337
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC - Francis Marion University Project, Series 2014A:
1,910	5.000%, 8/01/27	8/24 at 100.00	Baa3	2,090,323
3,925	5.000%, 8/01/32	8/24 at 100.00	Baa3	4,246,889
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Series 2012:
7,570	5.000%, 11/01/27 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R (4)	7,961,672
1,275	5.000%, 11/01/29 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R (4)	1,340,969
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A:
3,135	5.000%, 12/01/31	6/25 at 100.00	A	3,587,851
8,420	5.000%, 12/01/50	6/25 at 100.00	A	9,563,773
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2020A:
2,850	5.000%, 12/01/31	12/30 at 100.00	A	3,717,283
2,675	5.000%, 12/01/32	12/30 at 100.00	A	3,472,204
174

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A:
$ 7,820	5.000%, 12/01/29	6/26 at 100.00	A	$9,262,086
4,185	5.000%, 12/01/31	6/26 at 100.00	A	4,940,602
	South Carolina State, General Obligation Bonds, Refunding State Transportation Infrastructure Series 2021A:
3,185	3.000%, 4/01/26	No Opt. Call	Aaa	3,532,133
3,325	3.000%, 4/01/27	No Opt. Call	Aaa	3,739,893
1,960	3.000%, 4/01/28	No Opt. Call	Aaa	2,229,206
1,580	Spartanburg Regional Health Services District, Inc, South Carolina, Hosptial Revenue Bonds, Refunding Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A	1,616,435
96,630	Total South Carolina			104,935,474
	South Dakota – 0.3%
	Mitchell School District 17-2, South Dakota, General Obligation Bonds, Limited Tax Refunding Certificates, Series 2021:
200	2.000%, 8/01/26	No Opt. Call	AA+	210,974
400	2.000%, 8/01/27	No Opt. Call	AA+	424,252
400	2.000%, 8/01/29	8/27 at 100.00	AA+	417,776
	South Dakota Building Authority, Revenue Bonds, Series 2013B:
715	5.000%, 6/01/22	No Opt. Call	AA+	737,165
1,080	5.000%, 6/01/24 (Pre-refunded 6/01/23)	6/23 at 100.00	AA+ (4)	1,165,968
1,525	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument Health, Inc, Series 2020A, 5.000%, 9/01/27	No Opt. Call	AA-	1,877,062
2,410	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/31	9/27 at 100.00	AA-	2,877,829
6,500	South Dakota Health and Educational Facilities Authority, Reveune Bonds, Avera Health, Series 2019A, 5.000%, 7/01/33 (Mandatory Put 7/01/24)	4/24 at 100.00	AA-	7,217,080
2,785	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2018B, 3.850%, 11/01/33	11/27 at 100.00	AAA	3,055,591
760	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2019A, 3.800%, 11/01/39	5/28 at 100.00	AAA	826,971
3,925	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2021A, 2.100%, 11/01/41	5/30 at 100.00	AAA	3,811,214
7,400	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2021B, 2.050%, 11/01/41	5/30 at 100.00	AAA	7,137,744
28,100	Total South Dakota			29,759,626
	Tennessee – 1.5%
2,265	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/28	10/24 at 100.00	BBB	2,530,367
175

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2017:
$ 2,855	3.375%, 4/01/26	No Opt. Call	BBB	$3,159,971
3,250	5.000%, 4/01/29	4/27 at 100.00	BBB	3,838,087
2,500	5.000%, 4/01/30	4/27 at 100.00	BBB	2,932,325
2,725	5.000%, 4/01/31	4/27 at 100.00	BBB	3,178,522
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
1,400	4.000%, 1/01/22	No Opt. Call	A+	1,412,642
1,390	4.000%, 1/01/23	No Opt. Call	A+	1,453,704
3,180	5.000%, 1/01/23	No Opt. Call	A+	3,365,108
2,110	5.000%, 1/01/24	1/23 at 100.00	A+	2,228,751
	Memphis and Shelby County Port Commission, Tennessee, Port Development Revenue Bonds, Series 2011:
1,480	5.250%, 4/01/23	11/21 at 100.00	AA	1,485,476
1,560	5.250%, 4/01/24	11/21 at 100.00	AA	1,565,990
1,240	5.250%, 4/01/25	11/21 at 100.00	AA	1,244,762
8,300	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	A3	9,835,832
1,250	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2021A, 5.000%, 5/15/28	No Opt. Call	AA+	1,581,275
	Murfreesboro, Tennessee, General Obligation Bonds, Series 2021:
4,440	5.000%, 6/01/27	No Opt. Call	Aa1	5,493,257
4,340	5.000%, 6/01/28	No Opt. Call	Aa1	5,505,637
4,435	3.000%, 6/01/30	6/29 at 100.00	Aa1	5,046,232
11,395	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A, 4.000%, 12/01/51 (Mandatory Put 9/01/28)	6/28 at 100.68	A1	13,443,593
615	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2015-1C, 3.950%, 7/01/35	1/25 at 100.00	AA+	644,028
4,275	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2018-3, 3.750%, 7/01/38	7/27 at 100.00	AA+	4,465,109
8,660	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2018-4, 3.900%, 7/01/38	1/28 at 100.00	AA+	9,507,987
8,190	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-1, 3.750%, 7/01/39	7/28 at 100.00	AA+	8,508,100
8,850	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-2, 3.000%, 7/01/39	7/28 at 100.00	AA+	9,344,803
3,390	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-3, 2.600%, 7/01/39	1/29 at 100.00	AA+	3,488,107
5,315	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-4, 2.900%, 7/01/39	1/29 at 100.00	AA+	5,593,400
4,270	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2021-1, 2.250%, 7/01/41	7/30 at 100.00	AA+	4,228,965
176

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$ 7,185	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2021-2, 2.250%, 7/01/41	7/30 at 100.00	AA+	$6,971,174
5,000	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, 4.000%, 11/01/49 (Mandatory Put 11/01/25)	8/25 at 100.22	A2	5,605,600
4,455	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Commodity Project, Series 2021A, 5.000%, 5/01/52 (Mandatory Put 11/01/31)	8/31 at 100.85	A2	5,814,399
27,255	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	2/23 at 100.43	A2	28,626,472
147,575	Total Tennessee			162,099,675
	Texas – 4.8%
	Aransas County, Texas, Limited Tax Notes, Series 2021:
1,890	3.000%, 2/15/25	8/22 at 100.00	AA	1,929,066
3,855	3.000%, 2/15/26	8/22 at 100.00	AA	3,929,055
4,075	3.000%, 2/15/27	8/22 at 100.00	AA	4,147,576
	Arlington Independent School District, Tarrant County, Texas, General Obligation Bonds, School Building Series 2021:
1,255	5.000%, 2/15/25	No Opt. Call	AAA	1,449,199
1,250	5.000%, 2/15/26	No Opt. Call	AAA	1,489,900
1,200	5.000%, 2/15/27	No Opt. Call	AAA	1,470,900
1,200	5.000%, 2/15/28	No Opt. Call	AAA	1,507,200
1,500	5.000%, 2/15/29	No Opt. Call	AAA	1,925,355
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
2,610	5.000%, 1/01/28	1/27 at 100.00	BB+	2,988,998
2,840	5.000%, 1/01/30	1/27 at 100.00	BB+	3,217,578
1,600	5.000%, 1/01/32	1/27 at 100.00	BB+	1,804,144
1,025	Austin Independent School District, Travis County, Texas, General Obligation Bonds, Refunding and Building Series 2021, 5.000%, 8/01/25	No Opt. Call	Aaa	1,200,562
5,000	Austin, Texas, Airport System Revenue Bonds, Refunding Series 2019, 5.000%, 11/15/21 (AMT)	No Opt. Call	A1	5,027,100
4,000	Austin, Texas, Electric Utility System Revenue Bonds, Refunding & Improvement Series 2020A, 5.000%, 11/15/26	No Opt. Call	AA	4,867,440
3,075	Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation Notes Subordinate Lien Series 2020F, 5.000%, 1/01/25	7/24 at 100.00	BBB+	3,438,957
6,910	Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27	1/26 at 100.00	BBB+	8,071,986
3,470	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/33 (Pre-refunded 1/01/23)	1/23 at 100.00	A- (4)	3,677,784
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
1,945	5.000%, 1/01/32	7/25 at 100.00	A-	2,233,502
1,390	5.000%, 1/01/33	7/25 at 100.00	A-	1,594,330
1,165	5.000%, 1/01/34	7/25 at 100.00	A-	1,336,010
177

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
$ 2,000	5.000%, 1/01/33	1/26 at 100.00	A-	$2,321,620
1,670	5.000%, 1/01/35	1/26 at 100.00	A-	1,936,666
	City of Houston, Texas, Convention & Entertainment Facilities Department Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2019:
1,120	5.000%, 9/01/32	9/28 at 100.00	A	1,380,198
1,000	5.000%, 9/01/34	9/28 at 100.00	A	1,225,650
1,000	5.000%, 9/01/35	9/28 at 100.00	A	1,223,820
1,000	5.000%, 9/01/36	9/28 at 100.00	A	1,220,900
230	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22	No Opt. Call	A-	236,856
20,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding & Improvement Series 2016, 1.600%, 11/01/21, 144A (AMT)	No Opt. Call	A	20,020,800
3,750	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa2	3,895,912
11,750	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	A+	12,462,990
10,010	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C, 4.000%, 10/01/45	4/30 at 100.00	A+	11,523,612
8,225	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53 (Pre-refunded 10/01/23)	10/23 at 100.00	AA (4)	9,009,336
	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University Project, Improvement and Refunding Series 2010:
550	4.000%, 3/01/22	11/21 at 100.00	BBB+	551,513
800	4.000%, 3/01/23	11/21 at 100.00	BBB+	802,168
440	4.250%, 3/01/25	11/21 at 100.00	BBB+	441,342
	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Refunding Series 2020A:
5,215	4.125%, 7/01/26	No Opt. Call	A+	6,055,658
4,025	3.950%, 7/01/27	No Opt. Call	A+	4,726,074
3,060	3.750%, 7/01/28	No Opt. Call	A+	3,608,689
6,890	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-2, 5.000%, 7/01/49 (Mandatory Put 12/01/24)	9/24 at 100.84	A+	7,853,498
5,420	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-3, 5.000%, 7/01/49 (Mandatory Put 12/01/26)	9/26 at 100.78	A+	6,551,588
1,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2020 Forward Delivery, 5.000%, 6/01/22	No Opt. Call	A+	1,031,880
	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Refunding Series 2013A:
1,900	5.000%, 12/01/23	12/22 at 100.00	A+	2,005,564
18,025	4.000%, 12/01/31 (Pre-refunded 12/01/22)	12/22 at 100.00	A+ (4)	18,808,366
178

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 6,145	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A, 5.000%, 12/01/29 (Pre-refunded 12/01/24)	12/24 at 100.00	A+ (4)	$7,041,678
2,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019A, 4.000%, 10/01/35	10/29 at 100.00	AA	2,368,520
5,070	Harris County Flood Control District, Texas, General Obligation Bonds, Refunding Contract Tax Series 2014A, 5.000%, 10/01/25	10/24 at 100.00	Aaa	5,785,681
6,965	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series 2011A, 5.000%, 11/01/41 (Pre-refunded 11/01/21)	11/21 at 100.00	AAA	6,990,562
425	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C, 5.000%, 11/15/23	No Opt. Call	Baa1	459,961
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
4,795	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	5,421,179
4,600	5.000%, 11/15/25 – AGM Insured	11/24 at 100.00	AA	5,178,082
3,745	5.000%, 11/15/26 – AGM Insured	11/24 at 100.00	AA	4,200,879
12,050	5.000%, 11/15/27 – AGM Insured	11/24 at 100.00	AA	13,513,352
5,240	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Limited Tax Schoolhouse Series 2013A, 4.000%, 2/15/31	2/23 at 100.00	AAA	5,489,319
11,815	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Schoolhouse Series 2016A, 4.000%, 2/15/34	2/26 at 100.00	AAA	13,295,892
	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2012B:
18,675	5.000%, 7/01/31 (Pre-refunded 7/01/22)	7/22 at 100.00	A (4)	19,350,288
5,025	5.000%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	A (4)	5,206,704
2,440	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	Ba3	2,657,990
740	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Series 2021B-1, 4.000%, 7/15/41 (AMT)	7/29 at 100.00	B-	788,744
	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2018D:
3,000	5.000%, 11/15/32	11/28 at 100.00	Aa2	3,779,190
2,590	5.000%, 11/15/33	11/28 at 100.00	Aa2	3,259,593
1,900	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2021A, 5.000%, 11/15/27	No Opt. Call	AA	2,371,732
6,000	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2017A, 5.000%, 3/01/22	No Opt. Call	AA	6,119,880
1,325	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/31	9/24 at 100.00	A	1,471,333
1,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2021, 3.000%, 9/01/33	9/31 at 100.00	A	1,092,460
179

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
$ 8,005	0.010%, 9/01/22 – AMBAC Insured	No Opt. Call	A	$7,962,734
3,815	0.000%, 9/01/23 – AMBAC Insured	No Opt. Call	A	3,763,765
2,265	Laredo Community College District, Webb County, Texas, General Obligation Bonds, Series 2014, 5.000%, 8/01/32 (Pre-refunded 8/01/24)	8/24 at 100.00	AA- (4)	2,565,588
	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
1,000	5.000%, 11/01/26 (AMT)	11/25 at 100.00	A1	1,171,460
2,025	5.000%, 11/01/27 (AMT)	11/25 at 100.00	A1	2,370,424
1,570	5.000%, 11/01/28 (AMT)	11/25 at 100.00	A1	1,835,047
2,000	5.000%, 11/01/29 (AMT)	11/25 at 100.00	A1	2,334,140
2,000	5.000%, 11/01/30 (AMT)	11/25 at 100.00	A1	2,330,640
1,855	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2018, 5.000%, 5/15/22	No Opt. Call	A+	1,910,168
	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2021:
4,500	5.000%, 5/15/25	No Opt. Call	A+	5,227,110
3,825	5.000%, 5/15/26	No Opt. Call	A+	4,582,388
2,000	5.000%, 5/15/27	No Opt. Call	A+	2,461,620
2,100	5.000%, 5/15/28	No Opt. Call	A+	2,644,236
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
3,045	5.000%, 12/01/25	No Opt. Call	B1	3,323,130
2,720	5.250%, 12/01/28	12/25 at 100.00	B1	2,950,520
2,700	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	2,839,509
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children's Medical Center Dallas Project, Series 2012:
4,500	5.000%, 8/15/24 (Pre-refunded 8/15/22)	8/22 at 100.00	AA (4)	4,687,515
4,720	5.000%, 8/15/25 (Pre-refunded 8/15/22)	8/22 at 100.00	AA (4)	4,916,682
3,945	5.000%, 8/15/26 (Pre-refunded 8/15/22)	8/22 at 100.00	AA (4)	4,109,388
7,065	5.000%, 8/15/27 (Pre-refunded 8/15/22) (4)	8/22 at 100.00	AA	7,359,399
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
3,855	0.000%, 9/01/43 (Pre-refunded 9/01/31) (7)	9/31 at 100.00	N/R (4)	5,370,979
9,130	6.750%, 9/01/45 (Pre-refunded 9/01/31)	9/31 at 100.00	N/R (4)	13,828,389
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A:
5,000	3.000%, 1/01/35	1/29 at 100.00	A+	5,404,500
5,310	4.000%, 1/01/36	1/29 at 100.00	A+	6,222,205
10,070	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2020A, 4.000%, 1/01/37	1/29 at 100.00	A+	11,769,816
180

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A:
$ 1,365	2.750%, 1/01/36 (AMT), 144A	7/23 at 103.00	N/R	$1,349,070
1,435	2.875%, 1/01/41 (AMT), 144A	7/23 at 103.00	N/R	1,410,935
2,315	Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation, Series 2021A, 2.000%, 8/15/43	8/30 at 100.00	AAA	2,148,297
	Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation, Series 2021C:
1,180	2.000%, 8/15/43	8/30 at 100.00	AAA	1,095,028
1,520	2.000%, 8/15/46	8/30 at 100.00	AAA	1,377,880
4,830	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30 (Pre-refunded 11/15/21)	11/21 at 100.00	AA- (4)	4,856,903
1,315	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.125%, 9/01/33 (Pre-refunded 9/01/23)	9/23 at 100.00	A3 (4)	1,435,901
2,680	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2018A, 4.125%, 9/01/38	9/27 at 100.00	Aaa	2,892,229
4,900	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2021A, 2.050%, 9/01/41	3/30 at 100.00	Aaa	4,796,904
	Texas Private Activity Bond Surface Transporation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien Series 2019A:
12,000	4.000%, 12/31/37	12/29 at 100.00	Baa2	13,905,360
10,845	4.000%, 12/31/39	12/29 at 100.00	Baa2	12,506,888
	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016:
4,820	5.000%, 12/31/40 (AMT)	12/25 at 100.00	Baa3	5,412,426
8,000	5.000%, 12/31/45 (AMT)	12/25 at 100.00	Baa3	8,926,000
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A:
4,500	4.000%, 12/31/31	12/30 at 100.00	Baa2	5,396,670
3,500	4.000%, 6/30/32	12/30 at 100.00	Baa2	4,183,725
5,345	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2020A, 5.000%, 8/15/39	8/30 at 100.00	A	6,762,547
16,250	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/31	8/24 at 100.00	A-	18,239,325
	Texas Transportation Commission, State Highway 249 System Revenue Bonds, First Tier Toll Series 2019A:
1,125	0.000%, 8/01/35	2/29 at 76.82	Baa3	715,905
1,590	0.000%, 8/01/36	2/29 at 73.16	Baa3	959,358
2,070	0.000%, 8/01/37	2/29 at 69.41	Baa3	1,180,687
1,100	0.000%, 8/01/39	2/29 at 62.63	Baa3	562,518
181

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 8,830	Williamson County, Texas, General Obligation Bonds, Limited Tax Refunding Series 2012, 5.000%, 2/15/26 (Pre-refunded 2/15/22)	2/22 at 100.00	AAA	$ 8,986,997
466,415	Total Texas			515,087,266
	Utah – 0.4%
	Black Desert Public Infrastructure District, Utah, Limited Tax General Obligation Bonds, Series 2021A:
1,055	3.250%, 3/01/31, 144A	9/26 at 103.00	N/R	1,045,843
1,600	3.500%, 3/01/36, 144A	9/26 at 103.00	N/R	1,580,592
6,010	Central Utah Water Conservancy District, Utah, General Obligation Bonds, Refunding Limited Tax Series 2021A, 5.000%, 4/01/28	No Opt. Call	AA+	7,580,774
	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
3,340	5.000%, 9/01/23 (Pre-refunded 9/01/22)	9/22 at 100.00	A- (4)	3,487,895
2,000	5.000%, 9/01/25 (Pre-refunded 9/01/22)	9/22 at 100.00	A- (4)	2,088,560
2,265	5.000%, 9/01/26 (Pre-refunded 9/01/22)	9/22 at 100.00	A- (4)	2,365,294
2,650	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2020B-2, 5.000%, 5/15/60 (Mandatory Put 8/01/26)	2/26 at 102.03	AA+	3,184,452
20,065	Utah State, General Obligation Bonds, Series 2020B, 5.000%, 7/01/27	No Opt. Call	AAA	24,942,199
38,985	Total Utah			46,275,609
	Vermont – 0.0%
2,985	Vermont Economic Development Authority, Revenue Bonds, Wake Robin Corporation Project, Series 2021A, 4.000%, 5/01/37 (WI/DD, Settling 10/21/21)	5/28 at 103.00	N/R	3,275,769
	Virginia – 2.0%
5,390	Chesapeake Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2008A, 1.900%, 2/01/32 (Mandatory Put 6/01/23)	No Opt. Call	A2	5,530,895
19,810	Federal Home Loan Mortgage Corporation, Multifamily Variable Rate Certificates Relating to Municpal Securities Class A Series 2019M-053, 2.550%, 6/15/35	No Opt. Call	AA+	20,790,991
18,170	Federal Home Loan Mortgage Corporation, Notes, 3.150%, 1/15/36, 144A	10/31 at 100.00	AA+	20,145,079
18,600	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads Transportation Fund Revenue Bonds, Intermediate Lien Bond Anticipation Note Series 2019A, 5.000%, 7/01/22	No Opt. Call	Aa3	19,266,066
870	James City County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Williamsburg Landing Inc, Refunding Series 2021A, 4.000%, 12/01/35 (WI/DD, Settling 10/13/21)	12/27 at 103.00	N/R	972,008
6,795	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008A, 1.900%, 11/01/35 (Mandatory Put 6/01/23)	No Opt. Call	A2	6,972,621
5,880	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 2008C, 1.800%, 11/01/35 (Mandatory Put 4/01/22)	No Opt. Call	A2	5,923,982
805	Roanoke Economic Development Authority, Virgina, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (4)	849,291
182

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$ 21,500	Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020D, 5.000%, 7/01/53 (Mandatory Put 7/01/30)	1/30 at 100.00	AA-	$27,692,215
1,185	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016, 3.125%, 6/15/31	6/26 at 100.00	A3	1,266,658
710	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	760,126
7,505	Virginia Housing Development Authority, Rental Housing Bonds, Series 2020B, 2.200%, 3/01/40	3/29 at 100.00	AA+	7,454,341
	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
14,875	5.000%, 12/31/49 (AMT)	6/27 at 100.00	BBB	17,696,639
12,375	5.000%, 12/31/52 (AMT)	6/27 at 100.00	BBB	14,657,940
10,000	5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	11,837,300
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2019:
6,150	5.000%, 1/01/44 (AMT)	1/22 at 100.00	BBB	6,214,944
31,560	5.000%, 7/01/49 (AMT)	1/22 at 100.00	BBB	31,885,384
6,835	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	7,075,592
2,020	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.200%, 11/01/40 (Mandatory Put 5/31/24)	No Opt. Call	A2	2,054,320
8,100	York County Economic Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2009A, 1.900%, 5/01/33 (Mandatory Put 6/01/23)	No Opt. Call	A2	8,311,734
199,135	Total Virginia			217,358,126
	Washington – 3.0%
	Clark County School District 37, Vancouver, Washington, General Obligation Bonds, Series 2021:
3,690	4.000%, 12/01/25	No Opt. Call	Aaa	4,223,426
2,300	4.000%, 12/01/27	No Opt. Call	Aaa	2,736,494
	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2019A:
27,915	5.000%, 7/01/36	7/29 at 100.00	Aa2	35,313,592
41,055	5.000%, 7/01/37	7/29 at 100.00	Aa2	51,798,683
	King County School District 412 Shoreline, Washington, General Obligation Bonds, Refunding & Improvement Series 2021A:
2,035	4.000%, 12/01/27	No Opt. Call	Aaa	2,423,909
3,455	4.000%, 12/01/28	No Opt. Call	Aaa	4,187,184
7,500	King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien Series 2020B, 0.875%, 1/01/42 (Mandatory Put 1/01/26)	4/25 at 100.00	AA	7,512,750
2,900	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2016, 5.000%, 2/01/29	2/26 at 100.00	AA-	3,414,373
183

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$ 2,340	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%, 12/01/37	12/26 at 100.00	Baa2	$2,712,411
5,140	Snohomish County, Washington, General Obligation Bonds, Limited Tax Series 2013, 4.000%, 12/01/39	6/23 at 100.00	AA+	5,418,434
10,485	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/24)	2/24 at 100.00	BBB+	11,552,687
10,560	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	12,037,133
20,475	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	24,024,546
	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
2,730	5.000%, 1/01/26	7/25 at 100.00	A+	3,158,009
1,285	5.000%, 1/01/27	7/25 at 100.00	A+	1,481,836
	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A:
1,315	5.000%, 11/15/22 (ETM)	No Opt. Call	AA- (4)	1,383,972
2,035	5.000%, 11/15/24 (Pre-refunded 5/15/24)	5/24 at 100.00	AA- (4)	2,277,023
14,030	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A, 5.000%, 10/01/33	10/22 at 100.00	AA-	14,682,816
15,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Refunding Series 2021B, 4.000%, 10/01/42 (Mandatory Put 10/01/30) (WI/DD, Settling 10/01/21)	No Opt. Call	AA-	18,286,650
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B:
4,015	5.000%, 10/01/30	10/28 at 100.00	AA-	5,040,592
2,780	5.000%, 10/01/31	10/28 at 100.00	AA-	3,477,141
3,020	5.000%, 10/01/32	10/28 at 100.00	AA-	3,772,131
2,610	5.000%, 10/01/33	10/28 at 100.00	AA-	3,254,983
	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017:
5,120	5.000%, 8/15/29	8/27 at 100.00	BBB-	6,089,933
5,000	5.000%, 8/15/34	8/27 at 100.00	BBB-	5,852,650
5,765	5.000%, 8/15/36	8/27 at 100.00	BBB-	6,724,815
4,375	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Eliseo Project, Refunding Ser 2021B-1, 2.500%, 7/01/28, 144A	7/23 at 100.00	N/R	4,390,487
6,900	Washington State Housing Finance Commission, Single Family Program Bonds, Series 2021-1N, 2.200%, 6/01/41	6/30 at 100.00	Aaa	6,801,192
12,333	Washington State Housing Finance Commission, Social Municipal Certificates Multifamily Revenue Bonds, Series 2021-1 Class A, 3.500%, 12/20/35	No Opt. Call	BBB+	14,244,536
	Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax & Vehicle Related Fees Series 2021F:
5,895	5.000%, 6/01/26	No Opt. Call	Aaa	7,092,628
6,060	5.000%, 6/01/27	No Opt. Call	Aaa	7,478,585
184

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Washington State, General Obligation Bonds, Refunding Motor Vehicle Fuel Tax, Triple Pledge SR 520 Toll Series R-2021A Forward Delivery:
$ 1,625	5.000%, 6/01/22	No Opt. Call	Aaa	$1,677,244
2,000	5.000%, 6/01/23	No Opt. Call	Aaa	2,160,300
1,960	5.000%, 6/01/24	No Opt. Call	Aaa	2,205,882
7,950	Washington State, General Obligation Bonds, Various Purpose Series 2021C, 5.000%, 2/01/29	No Opt. Call	Aaa	10,209,151
10,885	Washington State, General Obligation Bonds, Various Purpose Series 2022A-1, 5.000%, 8/01/27	No Opt. Call	Aaa	13,489,998
4,415	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds, Whidbey General Hospital, Series 2013, 5.500%, 12/01/33	12/22 at 100.00	Baa3	4,562,549
268,953	Total Washington			317,150,725
	West Virginia – 0.2%
6,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009A, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	6,084,540
6,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009B, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	6,084,540
4,830	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory Put 4/01/22) (AMT)	No Opt. Call	A-	4,895,543
1,225	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25	9/24 at 100.00	Baa1	1,370,040
18,055	Total West Virginia			18,434,663
	Wisconsin – 1.2%
2,000	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Brown County Expo Center Project, Series 2019, 4.000%, 6/01/35	6/29 at 100.00	AA	2,339,500
4,230	Public Finance Authority, 4.000%, 10/01/41 (Mandatory Put 10/01/30)	No Opt. Call	AA-	5,099,840
25,400	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	28,393,390
505	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2020, 3.000%, 4/01/25, 144A	No Opt. Call	BB	521,322
5,500	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-1, 2.625%, 11/01/25 (AMT)	No Opt. Call	A-	5,933,785
7,815	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-2, 2.875%, 5/01/27 (AMT)	5/26 at 100.00	A-	8,512,567
3,940	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A	6/26 at 100.00	BBB-	4,215,839
	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C:
4,170	4.050%, 11/01/30	5/26 at 100.00	BBB	4,605,306
9,035	4.300%, 11/01/30 (AMT)	5/26 at 100.00	BBB	10,077,278
185

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 530	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A, 5.000%, 4/01/22	No Opt. Call	AA-	$542,609
	Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A:
890	5.000%, 12/01/26	11/24 at 100.00	AA-	1,014,030
3,995	5.000%, 12/01/27	11/24 at 100.00	AA-	4,549,106
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2017C, 5.000%, 2/15/47	2/27 at 100.00	A-	5,858,950
1,080	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/40	2/22 at 100.00	A-	1,097,788
1,435	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc, Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	A1	1,490,549
1,775	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C, 5.000%, 8/15/24 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (4)	1,848,964
2,015	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Advocate Aurora Health Credit Group, Series 2018A, 4.000%, 8/15/36	8/28 at 100.00	AA	2,334,035
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Gundersen Health System, Refunding Series 2021A:
2,550	4.000%, 10/15/34	10/31 at 100.00	AA-	3,073,592
1,955	4.000%, 10/15/35	10/31 at 100.00	AA-	2,347,681
5,590	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2020B-2, 5.000%, 2/15/51 (Mandatory Put 2/15/27)	8/26 at 100.00	A-	6,662,721
4,365	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ProHealth Care, Inc Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	4,892,379
1,950	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, Series 2019A, 5.000%, 11/01/39	11/26 at 103.00	N/R	2,198,411
2,850	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2018A, 5.000%, 9/15/40	9/23 at 100.00	BBB-	3,034,452
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015:
825	5.000%, 12/15/23	No Opt. Call	AA-	908,861
1,310	5.000%, 12/15/25	12/24 at 100.00	AA-	1,495,771
2,750	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2019A, 3.000%, 11/01/39	11/28 at 100.00	AA	2,890,470
85	Wisconsin State, General Obligation Bonds, Refunding Series 2014-2, 5.000%, 5/01/24 (Pre-refunded 5/01/22)	5/22 at 100.00	N/R (4)	87,358
5,020	Wisconsin State, Transportation Revenue Bonds, Series 2015A, 5.000%, 7/01/30	7/24 at 100.00	AAA	5,661,004
8,120	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	A1	8,740,693
116,685	Total Wisconsin			130,428,251
	Wyoming – 0.9%
10,720	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series 2019A, 3.625%, 7/15/39	5/29 at 100.00	A	11,424,197
186

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wyoming (continued)
	Casper Community College District, Natrona County, Wyoming, Revenue Bonds, Refunding Series 2021:
$ 960	4.000%, 4/15/37	4/31 at 100.00	A+	$1,126,896
1,000	4.000%, 4/15/38	4/31 at 100.00	A+	1,170,740
1,035	4.000%, 4/15/39	4/31 at 100.00	A+	1,208,352
1,070	4.000%, 4/15/40	4/31 at 100.00	A+	1,246,283
5,500	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A, 5.000%, 9/01/30	9/23 at 100.00	BB+	5,865,695
28,275	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26	No Opt. Call	A1	29,048,038
4,790	University of Wyoming, Facilities Revenue Bonds, Series 2021C, 5.000%, 6/01/29	No Opt. Call	AA-	6,162,910
	University of Wyoming, Facilities Revenue Bonds, Supplemental Coverage Program, Refunding Series 2021A:
4,215	5.000%, 6/01/26	No Opt. Call	AA-	5,060,529
4,420	5.000%, 6/01/27	No Opt. Call	AA-	5,449,153
4,575	5.000%, 6/01/28	No Opt. Call	AA-	5,766,604
3,360	Wyoming Community Development Authority, Housing Revenue Bonds, 2015 Series 6, 3.900%, 12/01/34	12/24 at 100.00	AA+	3,516,979
6,500	Wyoming Community Development Authority, Housing Revenue Bonds, 2019 Series 3, 2.650%, 12/01/39	12/28 at 100.00	AA+	6,729,450
3,250	Wyoming Community Development Authority, Housing Revenue Bonds, 2020 Series 1, 3.000%, 12/01/40	6/29 at 100.00	AA+	3,398,395
6,675	Wyoming Community Development Authority, Housing Revenue Bonds, 2020 Series 2, 2.250%, 12/01/40	6/30 at 100.00	AA+	6,577,612
6,000	Wyoming Community Development Authority, Housing Revenue Bonds, 2021 Series 3, 2.250%, 12/01/41 (WI/DD, Settling 10/13/21)	12/30 at 100.00	AA+	5,837,400
92,345	Total Wyoming			99,589,233
$ 9,653,291	Total Municipal Bonds (cost $9,844,120,388)			10,312,670,794

Shares	Description (1)	Value
	COMMON STOCKS – 1.0%
	Electric Utilities – 1.0%
2,665,489	Energy Harbor Corp (8), (9), (10)	$ 107,203,302
	Total Common Stocks (cost $55,930,174)	107,203,302

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	ASSET-BACKED SECURITIES – 0.1%
$ 8,270	Freddie Mac Multi-Family ML Certificates, Series ML 10, Series 2021	2.032%	1/25/38	AA+	$ 8,456,621
8,270	Total Asset-Backed Securities(cost $8,594,974)				8,456,621
	Total Long-Term Investments (cost $9,908,645,536)				10,428,330,717

187

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.9%
	MUNICIPAL BONDS – 1.9%
	National – 0.2%
$ 719	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class C Series 2018, 0.820%, 11/30/21 (SIFMA reference rate + 0.800% spread), 144A (5)	No Opt. Call	A+	$719,253
1,165	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class D Series 2018, 1.020%, 7/31/23 (SIFMA reference rate + 1.000% spread), 144A (5), (11)	No Opt. Call	A+	1,165,000
20,500	Invesco Municipal Opportunity Trust Variable Rate Munifund Term Preferred Shares Series 2015/6 IIM J.P. Morgan Chase Putters, Drivers, CTFS 5029, 0.220%, 12/01/24 (AMT) (Mandatory Put 9/30/21), 144A (11)	No Opt. Call	AA	20,500,000
22,384	Total National			22,384,253
	Alabama – 0.4%
7,385	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, 1.000%, 6/01/34 (Mandatory Put 6/26/25) (11)	No Opt. Call	A1	7,474,137
28,940	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2008, 2.900%, 7/15/34 (Mandatory Put 12/12/23) (11)	No Opt. Call	A1	30,455,877
36,325	Total Alabama			37,930,014
	Alaska – 0.2%
14,665	Alaska Municipal Bond Bank, General Obligation Bonds, 2016 Master Resolution, Tender Option Bond Trust 2017-XM0532, 0.170%, 4/01/25 (Mandatory Put 10/07/21), 144A (11)	No Opt. Call	A+	14,665,000
6,750	Alaska Municipal Bond Bank, General Obligation Bonds, 2016 Master Resolution, Tender Option Bond Trust Seres 2017-XL0044, 0.170%, 4/01/25 (Mandatory Put 10/07/21), 144A (11)	No Opt. Call	A	6,750,000
21,415	Total Alaska			21,415,000
	California – 0.4%
28,205	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006C, 5.000%, 6/01/41 (Mandatory Put 11/01/29) (11)	No Opt. Call	AA-	36,643,936
6,750	Tender Option BondsTrust Series 2015-ZF0181, 0.130%, 5/01/22 (Mandatory Put 10/07/21), 144A	No Opt. Call	A-	6,750,000
3,000	Tender Option BondsTrust Series 2015-ZF0182, 0.130%, 5/01/22 (Mandatory Put 10/07/21), 144A	No Opt. Call	A-	3,000,000
37,955	Total California			46,393,936
	District of Columbia – 0.0%
5,210	District of Columbia, General Obligation Bonds, Tender Option Bond Trust 2016-YX1039, 0.050%, 6/01/35 (Mandatory Put 10/07/21), 144A (11)	12/26 at 100.00	Aaa	5,210,000
	Florida – 0.3%
24,240	Florida Development Finance Corporation, Florida, Variable Rate Demand Obligations, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (11)	11/21 at 103.00	N/R	24,728,436
11,880	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Tender Option Bond Trust Series 2018-XM0676, 0.120%, 4/01/53 (Mandatory Put 10/07/21), 144A (11)	4/28 at 100.00	A3	11,880,000
188

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
36,120	Total Florida			36,608,436
	Ohio – 0.1%
$ 7,000	Ohio Air Quality Development Authority, Ohio, Variable Rate Demand Obligations, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (11)	No Opt. Call	N/R	$ 7,000,000
	South Carolina – 0.1%
7,250	Charleston Educational Excellence Financing Corporation, South Carolina, Installment Purchase Revenue Bonds, Charleston County School District Project, Tender Option Bond Trust 2016-XF0296, 0.080%, 12/01/22 (Mandatory Put 10/07/21), 144A (11)	No Opt. Call	N/R	7,250,000
	Texas – 0.1%
10,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Tender Option Bond Floater 2015-XM0085, 0.130%, 1/01/40 (Mandatory Put 10/07/21), 144A (11)	No Opt. Call	A1	10,000,000
	Utah – 0.1%
10,155	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2008B-2, 0.070%, 10/01/35 (Mandatory Put 10/07/21) (11)	9/21 at 100.00	AA+	10,155,000
	Washington – 0.0%
4,500	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Tender Option Bond Trust 2018-ZM0679, 0.120%, 7/01/26 (Mandatory Put 10/07/21), 144A (11)	No Opt. Call	Baa1	4,500,000
$ 198,314	Total Short-Term Investments (cost $205,325,087)			208,846,639
	Total Investments (cost $10,113,970,623) – 99.6%			10,637,177,356
	Other Assets Less Liabilities – 0.4%			40,064,741
	Net Assets – 100%			$10,677,242,097
189

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8)	Common Stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750% 12/01/23,Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
LIBOR	London Inter-Bank Offered Rate
SIFMA	Securities Industry and Financial Market Association
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.
190

Nuveen Limited Term Municipal Bond Fund
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.3%
	MUNICIPAL BONDS – 96.0%
	National – 0.0%
$ 2,786	Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A, 3.400%, 1/25/36	No Opt. Call	AA+	$ 3,149,778
	Alabama – 1.1%
9,415	Alabama Public School and College Authority, Capital Improvement Pool Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/25	No Opt. Call	Aa1	11,141,805
9,810	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory Put 12/01/23)	9/23 at 100.31	A2	10,489,342
10,010	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 4 Series 2019A-1, 4.000%, 12/01/49 (Mandatory Put 12/01/25)	9/25 at 100.38	A1	11,300,389
29,205	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory Put 7/01/22)	4/22 at 100.52	Aa2	29,874,087
5,090	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2021A, 4.000%, 6/01/51 (Mandatory Put 12/01/31)	9/31 at 100.53	Aa2	6,216,366
1,000	Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, PowerSouth Energy Cooperative, Refunding Series 2020, 5.000%, 8/01/24 – AGM Insured	No Opt. Call	AA	1,124,090
10,960	Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2 Revenue Bonds, Series 2020A, 4.000%, 12/01/50 (Mandatory Put 12/01/25)	9/25 at 100.58	A2	12,348,413
6,000	Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, International Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34 (Mandatory Put 6/16/25)	No Opt. Call	BBB	6,161,340
125	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.29	A1	135,675
6,650	Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 1, Series 2021A, 4.000%, 11/01/51 (Mandatory Put 10/01/28)	7/28 at 100.68	A2	7,825,454
88,265	Total Alabama			96,616,961
	Alaska – 0.9%
1,175	Alaska Housing Finance Corporation, General Obligation Bonds, State Capital Project II, Series 2021A, 4.000%, 12/01/25	No Opt. Call	AA+	1,341,216
1,305	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2016A-II, 1.900%, 12/01/24	No Opt. Call	AA+	1,351,536
1,570	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2018A-II, 3.450%, 12/01/33	6/27 at 100.00	AA+	1,617,493
12,345	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2020A-II, 2.000%, 12/01/35	6/29 at 100.00	AA+	12,228,957
23,000	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2020B-II, 2.000%, 12/01/35	6/29 at 100.00	AA+	22,783,800
191

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alaska (continued)
	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
$ 1,655	5.000%, 1/01/24 (AMT)	No Opt. Call	Baa2	$1,796,155
3,565	5.000%, 1/01/26 (AMT)	7/25 at 100.00	Baa2	3,992,978
	Alaska Industrial Development and Export Authority, Revenue Bonds, Greater Fairbanks Community Hospital Foundation Project, Refunding Series 2019:
5,145	5.000%, 4/01/27	No Opt. Call	A+	6,192,882
5,355	5.000%, 4/01/28	No Opt. Call	A+	6,587,293
5,575	5.000%, 4/01/29	No Opt. Call	A+	6,993,168
	North Slope Borough, Alaska, General Obligation Bonds, Refunding General Purpose Series 2021A:
4,170	5.000%, 6/30/23	No Opt. Call	AA	4,516,360
2,000	5.000%, 6/30/24	No Opt. Call	AA	2,255,120
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1:
600	3.000%, 6/01/22	No Opt. Call	A	609,948
520	4.000%, 6/01/23	No Opt. Call	A	549,957
550	5.000%, 6/01/24	No Opt. Call	A	613,987
1,000	5.000%, 6/01/25	No Opt. Call	A	1,153,450
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2021B-1 Class 2, 0.500%, 6/01/31	No Opt. Call	BBB+	988,760
70,530	Total Alaska			75,573,060
	Arizona – 1.6%
	Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds, Stimulus Plan for Economic and Educational Development, Series 2020C Forward Delivery:
1,000	5.000%, 8/01/22	No Opt. Call	Aa3	1,039,970
1,000	5.000%, 8/01/24	No Opt. Call	Aa3	1,132,550
	Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2021A:
1,200	5.000%, 2/01/23 (WI/DD, Settling 11/03/21)	No Opt. Call	AA-	1,270,260
1,450	5.000%, 2/01/24 (WI/DD, Settling 11/03/21)	No Opt. Call	AA-	1,599,133
1,300	5.000%, 2/01/25 (WI/DD, Settling 11/03/21)	No Opt. Call	AA-	1,486,654
915	5.000%, 2/01/26 (WI/DD, Settling 11/03/21)	No Opt. Call	AA-	1,077,257
	Arizona State, Certificates of Participation, Refunding Series 2019A:
5,430	5.000%, 10/01/26 (ETM)	No Opt. Call	Aa2 (4)	6,597,178
5,045	5.000%, 10/01/27 (ETM)	No Opt. Call	Aa2 (4)	6,285,515
16,900	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2005, 2.400%, 12/01/35 (Mandatory Put 8/14/23)	No Opt. Call	A+	17,517,188
1,760	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	1,831,386
192

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 19,570	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	6/24 at 100.00	A+	$21,863,017
2,430	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017A, 1.875%, 9/01/32 (Mandatory Put 3/31/23) (AMT)	No Opt. Call	A+	2,478,478
2,500	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017B, 1.650%, 3/01/39 (Mandatory Put 3/31/23)	No Opt. Call	A+	2,546,400
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2020:
750	5.000%, 5/15/22	No Opt. Call	AA	771,735
550	5.000%, 5/15/23	No Opt. Call	AA	590,876
425	4.000%, 5/15/24	No Opt. Call	AA	464,189
14,500	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019B, 5.000%, 9/01/45 (Mandatory Put 9/01/24)	No Opt. Call	A+	16,447,930
6,730	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2017C, 5.000%, 1/01/48 (Mandatory Put 10/18/24)	No Opt. Call	AA-	7,675,700
3,780	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019B, 0.400%, 1/01/35 (Mandatory Put 10/18/22) (SIFMA reference rate + 0.380% spread) (5)	4/22 at 100.00	AA-	3,782,155
3,255	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019C, 0.620%, 1/01/35 (Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread) (5)	10/23 at 100.00	AA-	3,273,781
4,500	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, Public Service Company of New Mexico Palo Verde Project, Refunding Series 2010A, 0.875%, 6/01/43 (Mandatory Put 10/01/26) (WI/DD, Settling 10/01/21)	No Opt. Call	BBB	4,458,240
2,150	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, Public Service Company of New Mexico Palo Verde Project, Refunding Series 2010B, 0.875%, 6/01/43 (Mandatory Put 10/01/26) (WI/DD, Settling 10/01/21)	No Opt. Call	BBB	2,130,048
900	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, Refunding School Improvement Series 2015, 4.000%, 7/01/22 – AGM Insured	No Opt. Call	AA	925,488
1,270	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, School Improvement Project of 2013, Series 2014A, 4.000%, 7/01/24	No Opt. Call	Aa2	1,396,060
2,055	Mesa, Arizona, General Obligation Bonds, Refunding Series 2012, 4.000%, 7/01/22	No Opt. Call	AAA	2,113,835
4,030	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/22	No Opt. Call	AA	4,175,241
3,615	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/26	7/25 at 100.00	AA	4,215,307
	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Refunding Junior Lien Series 2021B:
3,650	5.000%, 7/01/24	No Opt. Call	AAA	4,120,339
3,250	5.000%, 7/01/25	No Opt. Call	AAA	3,801,590
300	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A-	313,125
193

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Pinal County, Arizona, Pledged Revenue Obligations, Refunding Series 2014:
$ 1,425	5.000%, 8/01/22	No Opt. Call	AA	$1,481,587
2,000	5.000%, 8/01/23	No Opt. Call	AA	2,173,400
2,000	5.000%, 8/01/24	No Opt. Call	AA	2,260,240
1,000	Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%, 8/01/24	No Opt. Call	AA	1,130,120
3,350	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2021C-2 TEMPS -60, 1.125%, 12/01/26 (WI/DD, Settling 10/05/21)	12/22 at 100.00	N/R	3,329,129
3,715	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2002, 1.300%, 6/01/27 (Mandatory Put 6/01/21) (AMT)	No Opt. Call	A-	3,725,068
129,700	Total Arizona			141,480,169
	Arkansas – 0.4%
8,605	Arkansas State, Federal Highway Grant Anticipation and Tax Revenue Bonds, Series 2013, 5.000%, 10/01/22	No Opt. Call	Aa1	9,015,975
5,250	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Refunding & Capital Improvement Series 2019A, 2.000%, 11/01/29	11/26 at 100.00	AA-	5,355,787
	Pulaksi County Public Facilities Board, Arkansas, Health Facilities Revenue Bonds, CARTI Project, Series 2013:
1,075	4.000%, 7/01/22 (ETM)	No Opt. Call	N/R (4)	1,105,498
1,180	5.250%, 7/01/27 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (4)	1,282,672
545	5.250%, 7/01/28 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (4)	592,420
	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
500	5.000%, 12/01/22	No Opt. Call	A	527,360
1,760	5.000%, 12/01/23	No Opt. Call	A	1,933,078
2,160	5.000%, 12/01/24	No Opt. Call	A	2,463,804
2,000	Rogers School District 30, Benton County, Arkansas, General Obligation Bonds, Construction Series 2019, 2.125%, 2/01/31	2/25 at 100.00	Aa2	2,048,040
	Rogers School District 30, Benton County, Arkansas, General Obligation Bonds, Refunding Series 2019:
2,560	3.000%, 2/01/27	8/24 at 100.00	Aa2	2,730,522
3,790	3.000%, 2/01/28	8/24 at 100.00	Aa2	4,027,633
3,915	3.000%, 2/01/29	8/24 at 100.00	Aa2	4,147,003
33,340	Total Arkansas			35,229,792
	California – 3.6%
17,400	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Term Rate Series 2018A, 2.625%, 4/01/45 (Mandatory Put 4/01/26)	10/25 at 100.00	AA	18,744,150
194

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A:
$ 450	4.000%, 6/01/22	No Opt. Call	A	$460,499
630	4.000%, 6/01/23	No Opt. Call	A	666,603
605	5.000%, 6/01/24	No Opt. Call	A	676,209
740	5.000%, 6/01/25	No Opt. Call	A	856,424
905	5.000%, 6/01/26	No Opt. Call	A	1,079,955
840	5.000%, 6/01/27	No Opt. Call	A	1,029,613
1,185	5.000%, 6/01/28	No Opt. Call	A	1,487,578
1,475	5.000%, 6/01/29	No Opt. Call	A	1,888,089
1,000	5.000%, 6/01/30	No Opt. Call	A	1,304,500
200	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-1, 1.750%, 6/01/30	No Opt. Call	A	201,270
2,685	California Department of Water Resources, Central Valley Project Water System Revenue Bonds, Series 2021BD, 5.000%, 12/01/25	No Opt. Call	AAA	3,192,116
6,605	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2011A, 3.000%, 3/01/41 (Mandatory Put 3/01/24)	9/23 at 100.00	A	6,898,922
8,145	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2016B-3, 2.000%, 10/01/36 (Mandatory Put 10/01/25)	10/25 at 100.00	AA-	8,636,958
5,420	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%, 10/01/39 (Mandatory Put 10/01/25)	10/25 at 100.00	AA-	6,389,584
3,907	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2, 4.000%, 3/20/33	No Opt. Call	BBB+	4,606,813
10,400	California Infrastructure and Economic Development Bank, Revenue Bonds, Brightline West Passenger Rail Project, Series 2020A, 0.200%, 1/01/50 (Mandatory Put 2/01/22), 144A (AMT)	2/22 at 100.00	Aaa	10,398,960
	California Infrastructure and Economic Development Bank, Revenue Bonds, J Paul Getty Trust, Refunding Series 2020A-1:
1,050	4.000%, 4/01/25	No Opt. Call	AAA	1,184,232
1,000	4.000%, 4/01/26	No Opt. Call	AAA	1,157,170
19,790	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 3.000%, 12/31/30 – AGM Insured (AMT)	6/28 at 100.00	AA	21,529,343
	California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series 2017A:
1,565	5.000%, 2/01/22	No Opt. Call	A-	1,589,273
2,600	5.000%, 2/01/23	No Opt. Call	A-	2,762,786
1,920	5.000%, 2/01/24	No Opt. Call	A-	2,127,859
1,700	5.000%, 2/01/25	No Opt. Call	A-	1,955,561
2,000	5.000%, 2/01/26	No Opt. Call	A-	2,374,440
1,500	5.000%, 2/01/27	No Opt. Call	A-	1,830,615
3,385	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory Put 11/03/25) (AMT)	No Opt. Call	A-	3,727,562
195

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 5,995	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2015A-1, 3.375%, 7/01/25 (AMT)	No Opt. Call	A-	$6,607,209
6,680	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (AMT)	No Opt. Call	A-	7,321,547
3,700	California Pollution Control Financing Authority, Water Facilities Revenue Bonds, American Water Capital Corporation, Project, Refunding Series 2020, 0.600%, 8/01/40 (Mandatory Put 9/01/23)	No Opt. Call	A	3,697,928
5,500	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/29	12/24 at 100.00	BB	6,240,685
1,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/27, 144A	6/26 at 100.00	BB	1,158,250
325	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.000%, 12/01/27, 144A	No Opt. Call	BB	389,929
5,630	California Statewide Communities Development Authority, Health Facility Revenue Bonds, Community Hospital of the Monterey Peninsula, Series 2012A, 1.870%, 6/01/23	11/21 at 100.00	N/R	5,636,700
765	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/24	No Opt. Call	A-	859,990
5,040	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009C-1, 5.000%, 4/01/46 (Mandatory Put 11/01/29)	No Opt. Call	AA-	6,547,968
3,625	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2004L, 5.000%, 4/01/38 (Mandatory Put 11/01/29)	No Opt. Call	AA-	4,709,600
5,185	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 3.500%, 6/01/36	6/22 at 100.00	BB	5,251,575
	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Refunding Junior Subordinate Green Series 2020A:
9,715	5.000%, 6/01/25	No Opt. Call	AA	11,359,264
25,525	5.000%, 6/01/26	No Opt. Call	AA	30,854,620
5,010	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018B, 5.000%, 1/01/22	12/21 at 100.00	Aa2	5,048,777
2,825	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2013B, 5.000%, 7/01/22	No Opt. Call	AA+	2,927,011
1,270	Miracosta Community College District, California, General Obligation Bonds, Election 2016, Series 2016B, 4.000%, 8/01/27	No Opt. Call	AAA	1,512,938
2,715	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2014A, 5.000%, 8/01/25 – BAM Insured	8/24 at 100.00	AA	3,065,018
	Newport-Mesa Unified School District, Orange County, California, General Obligation Bonds, Election 2000 Refunding Series 2020:
1,900	5.000%, 8/01/22	No Opt. Call	Aaa	1,976,418
2,500	5.000%, 8/01/23	No Opt. Call	Aaa	2,719,650
38,230	Orange County Transportation Authority, California, Bond Anticipation Notes, I-405 Improvement Project, Series 2021, 5.000%, 10/15/24	No Opt. Call	AA	43,613,931
16,210	Riverside County Office of Education, California, Pooled Cross Fiscal Year 2020-21 Tax and Revenue Anticipation Notes, Participations Series 2021A, 2.000%, 12/01/21	No Opt. Call	N/R	16,261,548
30	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	Aaa	31,754
196

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 13,925	San Diego Association of Governments, California, Capital Grants Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green Series 2019B, 1.800%, 11/15/27	11/26 at 100.00	A-	$14,544,941
6,340	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2017D, 5.000%, 5/01/25 (AMT)	No Opt. Call	A1	7,335,443
	San Francisco Bay Area Rapid Transit District, California, General Obligation Bonds, Election of 2016, Green Series 2020C-1:
1,170	5.000%, 8/01/24	No Opt. Call	Aaa	1,325,435
1,340	5.000%, 8/01/25	No Opt. Call	Aaa	1,573,977
4,025	5.000%, 8/01/29	No Opt. Call	Aaa	5,280,679
10,000	San Francisco City and County, California, General Obligation Bonds, Refunding Series 2021R-2, 5.000%, 6/15/22	No Opt. Call	AAA	10,339,600
1,530	Vallecito Union School District, Calaveras County, California, General Obligation Bonds,2018 Election, Anticipation Note Series 2019, 0.000%, 8/01/22	No Opt. Call	AA	1,525,961
	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
1,130	5.000%, 7/01/22	No Opt. Call	Baa2	1,167,697
980	5.000%, 7/01/23	No Opt. Call	Baa2	1,055,803
288,917	Total California			320,698,930
	Colorado – 1.9%
7,375	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/24	5/24 at 100.00	AA	8,275,266
16,975	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D-3, 5.000%, 10/01/38 (Mandatory Put 11/12/21)	No Opt. Call	BBB+	17,057,668
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
2,545	5.000%, 8/01/25	No Opt. Call	BBB+	2,965,103
2,500	5.000%, 8/01/26	No Opt. Call	BBB+	3,000,275
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
3,000	5.000%, 8/01/25	No Opt. Call	BBB+	3,495,210
2,500	5.000%, 8/01/26	No Opt. Call	BBB+	3,000,275
3,140	5.000%, 8/01/29	No Opt. Call	BBB+	4,018,478
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	5,699,400
10,920	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	12,813,091
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
2,300	5.000%, 6/01/22 (ETM)	No Opt. Call	N/R (4)	2,373,830
500	5.000%, 6/01/23 (ETM)	No Opt. Call	N/R (4)	539,360
197

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A:
$ 3,155	5.000%, 1/01/26	No Opt. Call	AA-	$3,736,151
4,550	5.000%, 1/01/27	No Opt. Call	AA-	5,540,581
5,100	5.000%, 1/01/28	No Opt. Call	AA-	6,369,033
630	Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2021E, 1.950%, 11/01/36	5/30 at 100.00	AAA	625,225
2,500	Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2021H, 1.800%, 11/01/36	5/30 at 100.00	AAA	2,400,850
10,395	Colorado State Education Loan Program, Tax and Revenue Anticipation Notes, Series 2021A, 4.000%, 6/29/22	No Opt. Call	N/R	10,696,039
	Colorado State, Certificates of Participation, Rural Series 2020A:
765	5.000%, 12/15/21	No Opt. Call	Aa2	772,398
2,195	5.000%, 12/15/22	No Opt. Call	Aa2	2,322,091
	Colorado State, Certificates of Participation, Rural Series 2021A:
8,785	5.000%, 12/15/21	No Opt. Call	Aa2	8,869,951
8,845	5.000%, 12/15/22	No Opt. Call	Aa2	9,357,125
4,715	5.000%, 12/15/23	No Opt. Call	Aa2	5,206,350
4,600	5.000%, 12/15/24	No Opt. Call	Aa2	5,274,498
530	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A, 4.500%, 12/01/27	12/22 at 103.00	N/R	557,809
13,115	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, 5.000%, 12/01/24 (AMT)	No Opt. Call	A+	14,937,460
3,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2021B, 0.384%, 9/01/39 (Mandatory Put 9/01/24) (SOFR *0.67% reference rate + 0.350% spread) (5)	6/24 at 100.00	A	3,003,960
	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Series 2017A:
680	3.625%, 12/01/21	No Opt. Call	N/R	682,264
3,705	4.625%, 12/01/27	12/22 at 103.00	N/R	3,907,923
5,725	Moffat County, Colorado, Pollution Control Revenue Bonds, Tri-State Generation and Transmission Association, Inc Project, Refunding Series 2009, 2.000%, 3/01/36 (Mandatory Put 10/03/22)	No Opt. Call	A3	5,816,199
	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A:
575	5.000%, 1/15/24	No Opt. Call	A-	632,788
475	5.000%, 7/15/24	No Opt. Call	A-	532,513
325	5.000%, 1/15/25	No Opt. Call	A-	369,970
400	5.000%, 7/15/25	No Opt. Call	A-	462,448
500	3.000%, 1/15/26	No Opt. Call	A-	544,180
425	5.000%, 7/15/26	No Opt. Call	A-	505,011
1,400	5.000%, 1/15/27	No Opt. Call	A-	1,683,206
625	5.000%, 7/15/27	No Opt. Call	A-	760,275
198

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 555	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A, 3.000%, 12/01/25	12/24 at 103.00	N/R	$581,390
500	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported District 2, Refunding & Improvement Senior Series 2020A, 3.375%, 12/01/30	12/25 at 102.00	N/R	546,405
805	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1, 4.125%, 12/01/31	3/26 at 103.00	N/R	887,722
	Windy Gap Firming Project Water Activity Enterprise, Colorado, Senior Revenue Bonds, Series 2021:
1,480	5.000%, 7/15/26	No Opt. Call	AA	1,787,115
1,000	5.000%, 7/15/27	No Opt. Call	AA	1,239,200
148,810	Total Colorado			163,846,086
	Connecticut – 3.7%
7,085	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2020B-1, 5.000%, 7/01/53 (Mandatory Put 1/01/25)	10/24 at 100.93	A+	8,081,718
1,430	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2020B-2, 5.000%, 7/01/53 (Mandatory Put 1/01/27)	10/26 at 100.87	A+	1,727,440
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2021L-1:
845	4.000%, 7/01/22	No Opt. Call	BBB+	867,587
1,250	4.000%, 7/01/25	No Opt. Call	BBB+	1,403,388
24,640	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2010A-4, 2.000%, 7/01/49 (Mandatory Put 2/08/22)	No Opt. Call	AAA	24,796,710
740	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2014A, 1.100%, 7/01/48 (Mandatory Put 2/07/23)	No Opt. Call	AAA	748,480
12,025	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2015A, 0.375%, 7/01/35 (Mandatory Put 7/12/24)	No Opt. Call	AAA	12,012,975
35,715	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-1, 1.450%, 7/01/42 (Mandatory Put 7/01/22)	No Opt. Call	AAA	36,054,650
6,655	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017A-2, 5.000%, 7/01/42 (Mandatory Put 7/01/22)	No Opt. Call	AAA	6,893,781
6,885	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017B-2, 0.550%, 7/01/37 (Mandatory Put 7/03/23)	No Opt. Call	AAA	6,917,084
44,445	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U2, 2.000%, 7/01/33 (Mandatory Put 2/08/22)	No Opt. Call	AAA	44,727,670
26,310	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49 (Mandatory Put 7/01/24)	1/24 at 100.00	AA-	27,145,869
1,955	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2018D-1, 3.750%, 11/15/33	11/27 at 100.00	AAA	2,179,825
5,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019F-1, 2.600%, 11/15/34	11/28 at 100.00	AAA	5,231,750
3,505	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020A-1, 2.300%, 11/15/35	5/29 at 100.00	AAA	3,565,111
199

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$ 4,350	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020C-1, 1.950%, 11/15/35	11/29 at 100.00	AAA	$4,309,936
1,250	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020C-2, 2.200%, 11/15/34 (AMT)	11/29 at 100.00	AAA	1,255,525
4,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2021A-1, 1.700%, 5/15/34	5/30 at 100.00	AAA	3,875,400
2,900	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2021B-1, 2.000%, 11/15/36	11/30 at 100.00	AAA	2,840,985
12,115	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2021D-1, 2.000%, 11/15/36 (WI/DD, Settling 10/05/21)	11/30 at 100.00	AAA	11,868,460
7,175	Connecticut State, General Obligation Bonds, Refunding Series 2018B, 5.000%, 4/15/22	No Opt. Call	Aa3	7,360,689
	Connecticut State, General Obligation Bonds, Refunding Series 2020D:
5,950	5.000%, 7/15/22	No Opt. Call	Aa3	6,175,564
5,000	5.000%, 7/15/23	No Opt. Call	Aa3	5,427,850
	Connecticut State, General Obligation Bonds, Refunding Series 2021C:
20,000	5.000%, 7/15/22	No Opt. Call	Aa3	20,758,200
9,115	5.000%, 7/15/24	No Opt. Call	Aa3	10,307,971
6,875	5.000%, 7/15/24	No Opt. Call	Aa3	7,774,800
490	Connecticut State, General Obligation Bonds, Series 2013C, 5.000%, 7/15/22	No Opt. Call	Aa3	508,576
1,440	Connecticut State, General Obligation Bonds, Series 2018C, 5.000%, 6/15/22	No Opt. Call	Aa3	1,488,802
1,695	Connecticut State, General Obligation Bonds, Series 2019A, 5.000%, 4/15/23	No Opt. Call	Aa3	1,820,023
1,200	Connecticut State, General Obligation Bonds, Series 2020C, 3.000%, 6/01/22	No Opt. Call	Aa3	1,222,632
1,750	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 20168C, 5.000%, 10/01/23	No Opt. Call	AA-	1,917,125
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 2021C:
12,000	5.000%, 1/01/23 (WI/DD, Settling 10/19/21)	No Opt. Call	AA-	12,696,120
3,440	5.000%, 1/01/24 (WI/DD, Settling 10/19/21)	No Opt. Call	AA-	3,796,246
4,250	North Branford, Connecticut, General Obligation Bonds, Anticipation Notes, Series 2021, 2.000%, 8/04/22	No Opt. Call	N/R	4,315,492
1,005	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Ninth Series 2014, 5.000%, 8/01/22	No Opt. Call	AA-	1,044,828
	Stamford, Connecticut, General Obligation Bonds, Refunding Series 2021A:
3,660	4.000%, 8/15/22	No Opt. Call	AAA	3,780,890
8,415	4.000%, 8/15/23	No Opt. Call	AAA	9,008,342
525	Stratford, Connecticut, General Obligation Bonds, Series 2014, 5.000%, 12/15/21	No Opt. Call	AA-	529,904
10,615	Tolland, Connecticut, General Obligation Bonds, Bond Anticipation Note Series 2021, 1.000%, 9/15/23	No Opt. Call	N/R	10,698,434
	West Haven, Connecticut, General Obligation Bonds, Series 2012:
2,095	5.000%, 8/01/22 – AGM Insured	No Opt. Call	AA	2,176,056
2,000	5.000%, 8/01/23 – AGM Insured	8/22 at 100.00	AA	2,075,920
1,000	5.000%, 8/01/25 – AGM Insured	8/22 at 100.00	AA	1,036,990
312,795	Total Connecticut			322,425,798
200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Delaware – 0.9%
$ 14,785	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45 (Mandatory Put 10/01/25)	10/25 at 100.00	BBB-	$14,899,880
9,000	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, NRG Energy Project, Refunding Series 2020B, 1.250%, 10/01/40 (Mandatory Put 10/01/25)	10/25 at 100.00	BBB-	9,071,910
7,855	Delaware Economic Development Authority, Gas Facilities Revenue Bonds, Delmarva Power & Light Company Project, Refunding Series 2020, 1.050%, 1/01/31 (Mandatory Put 7/01/25)	No Opt. Call	A	7,965,677
	Delaware State, General Obligation Bonds, Refunding Series 2020B:
2,080	5.000%, 7/01/22	No Opt. Call	Aaa	2,154,963
1,550	5.000%, 7/01/24	No Opt. Call	Aaa	1,751,113
14,880	Delaware State, General Obligation Bonds, Series 2021, 5.000%, 2/01/25	No Opt. Call	AAA	17,175,686
	Delaware Transportation Authority, Transportation System Revenue Bonds, Senior Lien Series 2020:
3,140	5.000%, 7/01/26	No Opt. Call	AA+	3,788,912
4,900	5.000%, 7/01/27	No Opt. Call	AA+	6,078,548
9,795	5.000%, 7/01/28	No Opt. Call	AA+	12,457,673
67,985	Total Delaware			75,344,362
	District of Columbia – 0.6%
10,000	District of Columbia, Income Tax Secured Revenue Bonds, Series 2011G, 5.000%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	AAA	10,077,500
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A:
8,190	5.000%, 10/01/22 (AMT)	No Opt. Call	Aa3	8,580,253
10,830	5.000%, 10/01/23 (AMT)	No Opt. Call	Aa3	11,843,688
8,875	5.000%, 10/01/24 (AMT)	No Opt. Call	Aa3	10,059,369
7,320	5.000%, 10/01/25 (AMT)	No Opt. Call	Aa3	8,562,936
1,200	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018, 5.000%, 7/01/24	No Opt. Call	AA-	1,351,824
46,415	Total District of Columbia			50,475,570
	Florida – 3.4%
4,250	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Shands Teaching Hospital & Clinics, Inc at the University of Florida Project, Refunding Series 2019B-2, 5.000%, 12/01/37 (Mandatory Put 12/01/26)	6/26 at 100.00	A	5,008,243
	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
5,000	5.000%, 10/01/24 (AMT)	No Opt. Call	A1	5,667,250
5,725	5.000%, 10/01/25 (AMT)	No Opt. Call	A1	6,697,105
2,370	5.000%, 10/01/26 (AMT)	10/25 at 100.00	A1	2,770,388
4,110	5.000%, 10/01/27 (AMT)	10/25 at 100.00	A1	4,793,740
	Broward County, Florida, Airport System Revenue Bonds, Series 2017:
1,585	5.000%, 10/01/21 (AMT)	No Opt. Call	A1	1,585,000
1,000	5.000%, 10/01/23 (AMT)	No Opt. Call	A1	1,092,550
1,085	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017, 2.125%, 9/01/22 – AGM Insured	No Opt. Call	AA	1,103,705
201

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
$ 18,135	5.000%, 6/01/22	12/21 at 100.00	AA	$18,272,463
10,845	5.000%, 6/01/25	12/24 at 100.00	AA	12,396,052
	Clay County, Florida, Sales Surtax Revenue Bonds, Series 2020:
1,855	5.000%, 10/01/27	No Opt. Call	AA	2,296,230
1,885	5.000%, 10/01/28	No Opt. Call	AA	2,387,993
1,740	5.000%, 10/01/29	No Opt. Call	AA	2,250,690
5,025	Florida Department of Transportation, Full Faith and Credit Right-of-Way Acquisition and Bridge Construction Bonds, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	AAA	5,443,934
10,665	Florida Department of Transportation, Full Faith and Credit Right-of-Way Acquisition and Bridge Construction Bonds, Refunding Series 2021B, 5.000%, 7/01/25	No Opt. Call	AAA	12,475,064
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A:
26,750	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	11/21 at 104.00	N/R	27,329,940
24,930	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	11/21 at 104.00	N/R	25,413,891
2,770	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2018-2, 3.750%, 7/01/33	1/28 at 100.00	Aaa	2,980,520
9,400	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2019-1, 2.800%, 7/01/34	7/28 at 100.00	Aaa	9,819,898
2,315	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Social Series 2021-1, 1.800%, 7/01/36	1/30 at 100.00	Aaa	2,239,230
3,000	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Social Series 2021-2, 1.800%, 7/01/36	7/30 at 100.00	Aaa	2,901,810
4,065	Florida State Board of Education, Public Education Capital Outlay Bonds, Refunding Series 2017C, 5.000%, 6/01/28	6/27 at 100.00	AAA	5,047,511
8,280	Florida State Department of Transportation Financing Corporation, Revenue Bonds, Series 2020, 5.000%, 7/01/23	No Opt. Call	AA+	8,973,367
34,084	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Refunding Series 2012, 2.025%, 11/15/26 (Mandatory Put 11/15/22)	8/22 at 101.00	N/R	34,640,247
	Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2017:
3,135	5.000%, 10/01/23 – AGM Insured	No Opt. Call	AA	3,420,567
2,750	5.000%, 10/01/25 – AGM Insured	No Opt. Call	AA	3,221,708
2,340	5.000%, 10/01/26 – AGM Insured	No Opt. Call	AA	2,822,461
2,010	5.000%, 10/01/27 – AGM Insured	4/27 at 100.00	AA	2,460,039
2,850	5.000%, 10/01/28 – AGM Insured	4/27 at 100.00	AA	3,487,745
2,540	5.000%, 10/01/29 – AGM Insured	4/27 at 100.00	AA	3,098,876
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
1,805	5.000%, 7/01/22	No Opt. Call	A	1,867,417
4,000	5.000%, 7/01/23	No Opt. Call	A	4,313,040
3,000	Miami-Dade County Industrial Development Authority, Florida, Solid Waste Revenue Bonds, Waste Management Inc of Florida Project, Series 2008, 0.400%, 8/01/23 (AMT)	No Opt. Call	A-	2,999,670
202

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 2,500	Okeechobee County, Florida, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2004A, 0.550%, 7/01/39 (Mandatory Put 7/01/24)	No Opt. Call	A-	$2,499,998
26,210	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021C, 5.000%, 11/15/52 (Mandatory Put 11/15/26)	No Opt. Call	AA	31,746,862
	Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A:
2,135	5.000%, 11/01/29 – AGM Insured	11/27 at 100.00	AA	2,640,675
9,215	5.000%, 11/01/30 – AGM Insured	11/27 at 100.00	AA	11,346,982
	Port Saint Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2014:
500	5.000%, 9/01/22	No Opt. Call	AA	521,845
510	5.000%, 9/01/23	No Opt. Call	AA	556,094
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
440	5.000%, 8/15/22	No Opt. Call	AA-	458,053
1,795	5.000%, 8/15/23	No Opt. Call	AA-	1,952,116
2,000	5.000%, 8/15/24	No Opt. Call	AA-	2,259,920
5,500	5.000%, 8/15/25	No Opt. Call	AA-	6,422,515
5,780	Tampa Bay, Florida, Regional Water Supply Authority, Utility System Revenue Bonds, Series 2015A, 5.000%, 10/01/26	10/25 at 100.00	AA+	6,824,099
115	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (6)	5/22 at 100.00	N/R	102,465
165	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/22 (7)	No Opt. Call	N/R	2
460	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (6)	11/21 at 100.00	N/R	458,947
280	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (6)	11/21 at 100.00	N/R	216,656
305	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)	11/21 at 100.00	N/R	3
273,209	Total Florida			299,285,576
	Georgia – 2.6%
8,535	Athens-Clarke County Unified Government, Georgia, General Obligation Sales Tax Bonds, Series 2021, 5.000%, 12/01/21	No Opt. Call	Aa1	8,600,975
14,775	Columbus Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Health, Series 2019A, 5.000%, 7/01/54 (Mandatory Put 7/01/26)	1/26 at 100.00	AA-	17,347,180
8,335	Columbus Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Health, Series 2019B, 5.000%, 7/01/54 (Mandatory Put 7/01/29)	1/29 at 100.00	AA-	10,478,012
1,680	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Second Resolution Series 2013, 5.000%, 10/01/22	No Opt. Call	Aa3	1,760,741
4,000	Fayette County Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Healthcare, Inc Project, Series 2019A, 5.000%, 7/01/54 (Mandatory Put 7/01/24)	1/24 at 100.00	AA-	4,404,000
2,885	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2020A, 2.750%, 12/01/35	6/29 at 100.00	AAA	3,042,752
203

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
	Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds, Series 2020:
$ 4,100	5.000%, 6/01/22	No Opt. Call	AA	$4,230,421
3,500	5.000%, 6/01/23	No Opt. Call	AA	3,777,480
5,000	5.000%, 6/01/24	No Opt. Call	AA	5,624,400
10,695	Georgia State, General Obligation Bonds, Series 2015A, 5.000%, 2/01/24	No Opt. Call	AAA	11,881,931
5,025	Georgia State, General Obligation Bonds, Series 2017A, 5.000%, 2/01/32	2/27 at 100.00	AAA	6,114,772
	Georgia State, General Obligation Bonds, Series 2021A:
15,385	5.000%, 7/01/22	No Opt. Call	AAA	15,940,552
23,040	5.000%, 7/01/23	No Opt. Call	AAA	24,973,517
35,780	5.000%, 7/01/24	No Opt. Call	AAA	40,422,455
4,530	Georgia State, General Obligation Bonds, Tranche 1 Series 2016A, 5.000%, 2/01/25	No Opt. Call	AAA	5,230,519
6,040	Georgia State, General Obligation Bonds, Tranche 2 Series 2016A, 5.000%, 2/01/28	2/26 at 100.00	AAA	7,166,520
14,905	Gwinnett County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2021, 4.000%, 8/01/24	No Opt. Call	AAA	16,461,529
	Henry County School District, Georgia, General Obligation Bonds, Series 2021:
2,875	4.000%, 8/01/24	No Opt. Call	AA+	3,175,236
1,895	4.000%, 8/01/25	No Opt. Call	AA+	2,151,697
11,700	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	9/24 at 100.43	Aa2	12,896,793
9,860	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019C, 4.000%, 3/01/50 (Mandatory Put 9/01/26)	6/26 at 100.50	A3	11,257,655
4,615	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2021C, 4.000%, 5/01/52 (Mandatory Put 12/01/28)	9/28 at 100.69	A3	5,452,669
2,410	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2020B, 5.000%, 9/01/25	No Opt. Call	AA	2,835,534
201,565	Total Georgia			225,227,340
	Hawaii – 0.3%
17,130	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Series 2017A, 3.100%, 5/01/26 (AMT)	No Opt. Call	A-	18,684,719
2,490	HAWAIIAN ELECTRIC COMPANY INC and Its Subsidiaries, Special Purpose Revenue Bonds, Deparment of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (AMT)	No Opt. Call	A-	2,678,344
5,755	Honolulu City and County, Hawaii, General Obligation Bonds, Refunding Series 2017D, 5.000%, 9/01/30	9/27 at 100.00	Aa1	7,074,736
2,170	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond Resolution, Refunding Senior Series 2015B, 5.000%, 7/01/26	7/25 at 100.00	Aa2	2,534,755
27,545	Total Hawaii			30,972,554
204

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho – 0.6%
	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2018A:
$ 4,500	5.000%, 3/01/25	No Opt. Call	A-	$5,159,925
6,020	5.000%, 3/01/26	No Opt. Call	A-	7,110,403
4,320	5.000%, 3/01/27	No Opt. Call	A-	5,235,278
4,815	5.000%, 3/01/29	9/28 at 100.00	A-	6,027,898
4,880	5.000%, 3/01/31	9/28 at 100.00	A-	6,077,210
10,295	Idaho State, Tax Anticipation Notes, Series 2021, 3.000%, 6/30/22	No Opt. Call	N/R	10,515,828
12,935	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24	No Opt. Call	BBB-	13,675,141
47,765	Total Idaho			53,801,683
	Illinois – 5.9%
	Adams County School District 172, Quincy, Illinois, General Obligation Bonds, Series 2016:
580	4.000%, 2/01/22 – AGM Insured	No Opt. Call	AA	586,960
1,290	5.000%, 2/01/25 – AGM Insured	No Opt. Call	AA	1,468,304
1,455	5.000%, 2/01/27 – AGM Insured	2/26 at 100.00	AA	1,715,794
417	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016, 2.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	418,956
292	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016, 2.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	293,369
	Chanpaign County Community Unit School District 4, Illinois, General Obligation Bonds, School Building Series 2020A:
400	0.000%, 1/01/22	No Opt. Call	AA	399,636
400	0.000%, 1/01/23	No Opt. Call	AA	397,432
550	0.000%, 1/01/26	No Opt. Call	AA	527,758
780	0.000%, 1/01/27	No Opt. Call	AA	733,894
585	0.000%, 1/01/28	No Opt. Call	AA	537,802
19,250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A	12/27 at 100.00	BB	25,420,395
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
8,340	5.000%, 12/01/21	No Opt. Call	BB	8,401,299
12,000	5.000%, 12/01/22	No Opt. Call	BB	12,626,160
3,205	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A, 4.000%, 12/01/22	No Opt. Call	BB	3,335,283
4,800	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/22	No Opt. Call	BB	5,048,736
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A:
1,065	0.000%, 12/01/25	No Opt. Call	BB	1,011,047
1,455	0.000%, 12/01/26	No Opt. Call	BB	1,350,924
205

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 3,250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2021B, 5.000%, 12/01/31	12/30 at 100.00	BB	$4,124,542
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
1,910	5.000%, 1/01/23 (ETM)	No Opt. Call	N/R (4)	2,021,888
4,360	5.000%, 1/01/23	No Opt. Call	BBB+	4,599,408
7,575	5.000%, 1/01/24	No Opt. Call	BBB+	8,302,806
4,205	5.000%, 1/01/25	No Opt. Call	BBB+	4,760,312
1,855	5.000%, 1/01/26	No Opt. Call	BBB+	2,161,817
	Cook County High School District 212 Leyden, Illinois, General Obligation Bonds, Limited Tax Series 2016C:
1,025	5.000%, 12/01/23	No Opt. Call	AA	1,120,448
1,800	5.000%, 12/01/25	12/24 at 100.00	AA	2,064,798
2,830	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds, Series 2016A, 5.000%, 12/01/22	No Opt. Call	AAA	2,988,254
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
3,445	5.000%, 11/15/27	11/22 at 100.00	A+	3,619,041
3,000	5.000%, 11/15/33	11/22 at 100.00	A+	3,148,770
	DuPage County School District 58 Downers Grove, Illinois, General Obligation Bonds, Limited Tax Capital Appreciation School Series 2018:
20	0.000%, 12/15/26 (ETM)	No Opt. Call	N/R (4)	19,167
980	0.000%, 12/15/26	No Opt. Call	N/R	916,663
1,050	0.000%, 12/15/27	No Opt. Call	Aa1	958,472
8,080	Grundy, Kendall, and Will Counties Community Consolidated School District 201, Minooka, Illinois, General Obligation Bonds, Refunding School Series 2019, 3.000%, 10/15/27	10/26 at 100.00	AA-	8,822,390
833	Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding Series 2017, 2.200%, 3/01/22 – BAM Insured	No Opt. Call	AA	839,023
20,800	Illinois Development Finance Authority, Revenue Bonds, St Vincent de Paul Center Project, Series 2000A, 2.450%, 11/15/39 (Mandatory Put 3/03/26)	No Opt. Call	AA+	22,015,552
11,300	Illinois Finance Authority, Midwestern Disaster Area Industrial Development Revenue Bonds, Cargill, Incorporated Project, Series 2012, 1.750%, 11/01/38 (Mandatory Put 11/01/21)	No Opt. Call	A	11,310,057
10,155	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012E-1, 2.250%, 11/15/42 (Mandatory Put 4/29/22)	No Opt. Call	AA+	10,274,017
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
5,510	5.000%, 2/15/22	No Opt. Call	AA+	5,607,307
4,010	5.000%, 2/15/23	No Opt. Call	AA+	4,272,896
8,665	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27 (Pre-refunded 9/01/22)	9/22 at 100.00	AA+ (4)	9,044,614
206

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
$ 770	5.000%, 9/01/22 (ETM)	No Opt. Call	AA+ (4)	$803,734
620	5.000%, 9/01/23 (ETM)	No Opt. Call	AA+ (4)	676,153
2,240	5.000%, 9/01/24 (ETM)	No Opt. Call	AA+ (4)	2,541,818
865	5.000%, 9/01/25 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (4)	981,550
	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016:
2,535	5.000%, 12/01/21	No Opt. Call	A3	2,553,784
2,770	5.000%, 12/01/22	No Opt. Call	A3	2,918,583
	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
1,000	5.000%, 7/01/23	No Opt. Call	AA-	1,082,820
960	5.000%, 7/01/24	No Opt. Call	AA-	1,082,861
1,100	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/21	No Opt. Call	A	1,105,973
945	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc, Refunding Series 2017C, 5.000%, 3/01/25	No Opt. Call	AA-	1,086,693
	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Series 2016A:
1,000	5.000%, 8/15/22 (ETM)	No Opt. Call	N/R (4)	1,040,780
1,025	5.000%, 8/15/24 (ETM)	No Opt. Call	N/R (4)	1,159,747
2,000	5.000%, 8/15/25 (ETM)	No Opt. Call	N/R (4)	2,342,280
3,000	5.000%, 8/15/26 (ETM)	No Opt. Call	N/R (4)	3,623,760
3,265	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2021A, 5.000%, 10/01/25	No Opt. Call	AA+	3,844,831
2,100	Illinois Finance Authority, Water Facilities Revenue Bonds, American Water Capital Corporation Project, Refunding Series 2020, 0.700%, 5/01/40 (Mandatory Put 9/01/23)	No Opt. Call	A	2,101,197
10,135	Illinois Housing Development Authority, Revenue Bonds, Green Series 2021B, 1.950%, 10/01/36	4/30 at 100.00	Aaa	9,891,152
	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series 2015A:
5,205	5.000%, 2/01/22	No Opt. Call	A1	5,286,250
2,600	5.000%, 2/01/25	No Opt. Call	A1	2,977,858
5,000	Illinois State, General Obligation Bonds, December Series 2017A, 5.000%, 12/01/24	No Opt. Call	BBB	5,679,600
4,250	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/22	No Opt. Call	BBB	4,315,365
207

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, November Series 2017D:
$ 3,450	5.000%, 11/01/21	No Opt. Call	BBB	$3,462,351
18,575	5.000%, 11/01/22	No Opt. Call	BBB	19,500,778
28,830	5.000%, 11/01/23	No Opt. Call	BBB	31,523,010
11,425	5.000%, 11/01/24	No Opt. Call	BBB	12,942,925
705	5.000%, 11/01/25	No Opt. Call	BBB	823,475
7,635	3.250%, 11/01/26	No Opt. Call	BBB	8,470,727
6,135	5.000%, 11/01/26	No Opt. Call	BBB	7,336,049
15,400	5.000%, 11/01/27	No Opt. Call	BBB	18,770,598
9,250	5.000%, 11/01/28	11/27 at 100.00	BBB	11,188,800
5,000	Illinois State, General Obligation Bonds, November Series 2019B, 5.000%, 11/01/30	11/29 at 100.00	BBB	6,251,450
10,610	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/28	2/27 at 100.00	BBB	12,648,605
	Illinois State, General Obligation Bonds, Refunding March Series 2021C:
8,000	4.000%, 3/01/22	No Opt. Call	BBB	8,121,680
7,500	4.000%, 3/01/23	No Opt. Call	BBB	7,879,800
3,300	4.000%, 3/01/24	No Opt. Call	BBB	3,573,636
3,775	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/25	7/23 at 100.00	BBB	4,096,328
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
1,855	5.000%, 12/01/21	No Opt. Call	AA-	1,869,284
2,350	5.000%, 12/01/22	No Opt. Call	AA-	2,481,130
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2019C:
5,020	5.000%, 1/01/27	No Opt. Call	AA-	6,112,904
10,020	5.000%, 1/01/28	No Opt. Call	AA-	12,513,277
11,970	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA-	13,210,212
	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Refunding Series 2016:
2,520	5.000%, 1/01/26	No Opt. Call	AA+	2,961,000
5,080	5.000%, 1/01/27	1/26 at 100.00	AA+	6,034,532
	LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois, General Obligation Bonds, School Building Series 2017:
980	5.000%, 12/01/21 – BAM Insured	No Opt. Call	AA	987,183
1,000	5.000%, 12/01/22 – BAM Insured	No Opt. Call	AA	1,053,040
1,085	5.000%, 12/01/23 – BAM Insured	No Opt. Call	AA	1,187,511
1,235	5.000%, 12/01/26 – BAM Insured	No Opt. Call	AA	1,483,161
	LaSalle County, Illinois, General Obligation Bonds, Self-Insurance Series 2019:
1,495	4.000%, 12/01/25	No Opt. Call	Aa2	1,681,501
1,770	4.000%, 12/01/26	No Opt. Call	Aa2	2,029,199
208

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2020:
$ 250	4.000%, 5/01/22 – AGM Insured	No Opt. Call	AA	$255,280
350	4.000%, 5/01/23 – AGM Insured	No Opt. Call	AA	368,543
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
775	5.000%, 12/15/25	No Opt. Call	BBB+	907,719
1,925	5.000%, 12/15/26	No Opt. Call	BBB+	2,317,180
360	5.000%, 12/15/27	No Opt. Call	BBB+	442,940
1,945	5.000%, 12/15/28	12/27 at 100.00	BBB+	2,380,505
650	5.000%, 12/15/30	12/27 at 100.00	BBB+	788,372
	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2018:
348	2.450%, 3/01/22 – BAM Insured	No Opt. Call	AA	351,156
335	2.850%, 3/01/24 – BAM Insured	No Opt. Call	AA	351,760
	North Barrington, Lake County, Illinois, Special Tax Bonds, Special Service Area 19, Refunding Series 2019:
1,000	4.000%, 2/01/33 – BAM Insured	2/28 at 100.00	AA	1,120,030
1,000	4.000%, 2/01/36 – BAM Insured	2/28 at 100.00	AA	1,111,430
1,895	4.000%, 2/01/40 – BAM Insured	2/28 at 100.00	AA	2,090,033
2,000	4.000%, 2/01/44 – BAM Insured	2/28 at 100.00	AA	2,185,880
	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Series 2021:
325	5.000%, 10/01/25 – BAM Insured	No Opt. Call	AA	378,092
250	5.000%, 10/01/26 – BAM Insured	No Opt. Call	AA	298,298
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017:
4,250	5.000%, 6/01/22	No Opt. Call	A	4,384,045
2,265	5.000%, 6/01/23	No Opt. Call	A	2,441,806
2,555	5.000%, 6/01/24	No Opt. Call	A	2,866,097
5,990	5.000%, 6/01/25	No Opt. Call	A	6,958,643
	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017:
1,009	2.850%, 3/01/22 – BAM Insured	No Opt. Call	AA	1,016,224
1,133	3.200%, 3/01/24 – BAM Insured	No Opt. Call	AA	1,192,165
1,000	3.300%, 3/01/25 – BAM Insured	No Opt. Call	AA	1,072,940
1,258	3.450%, 3/01/26 – BAM Insured	No Opt. Call	AA	1,371,874
1,218	3.600%, 3/01/28 – BAM Insured	3/27 at 100.00	AA	1,358,253
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Second Lien Series 2020A:
4,500	5.000%, 1/01/25	No Opt. Call	AA-	5,131,890
5,750	5.000%, 1/01/26	No Opt. Call	AA-	6,764,185
2,255	5.000%, 1/01/28	No Opt. Call	AA-	2,791,374
209

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Hospital Sisters Services, Inc Obligated Group, Series 2017A:
$ 2,690	5.000%, 2/15/26	No Opt. Call	A+	$3,188,349
3,590	5.000%, 2/15/27	No Opt. Call	A+	4,366,625
2,565	Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series 2015, 5.000%, 3/01/22	No Opt. Call	A	2,613,017
	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013:
6,220	0.000%, 2/01/22	No Opt. Call	A+	6,208,306
6,820	0.000%, 2/01/23	No Opt. Call	A+	6,755,074
471,353	Total Illinois			520,385,011
	Indiana – 2.5%
2,200	Hobart Building Corporation, Indiana, First Mortgage Revenue Bonds, Refunding Series 2016, 5.000%, 1/15/22	No Opt. Call	AA+	2,228,974
15,020	Indiana Bond Bank, Advance Funding Program Notes, Series 2021A, 2.000%, 1/10/22	1/22 at 100.00	N/R	15,092,997
4,570	Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power & Light Company Project, Refunding Series 2020A, 0.950%, 12/01/38 (Mandatory Put 4/01/26) (AMT)	No Opt. Call	A2	4,504,101
4,500	Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power & Light Company Project, Refunding Series 2021B, 0.650%, 8/01/25	No Opt. Call	A2	4,471,965
1,100	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2021A, 4.125%, 12/01/26	No Opt. Call	B	1,213,201
12,500	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Long Term Rate Series 2019B, 2.250%, 12/01/58 (Mandatory Put 7/01/25)	1/25 at 100.00	AA	13,151,625
10,600	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding 2015B, 1.650%, 12/01/42 (Pre-refunded 1/01/22) (Mandatory Put 7/01/22)	1/22 at 100.00	AA (4)	10,638,054
8,000	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding Series 2011M, 0.700%, 12/01/46 (Mandatory Put 1/01/26)	6/25 at 100.00	AA	7,988,080
	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
435	4.000%, 10/01/21 (ETM)	No Opt. Call	N/R (4)	435,000
145	5.000%, 10/01/23 (ETM)	No Opt. Call	N/R (4)	158,827
5,000	Indiana Finance Authority, State Revolving Fund Program Bonds, Series 2011, 5.000%, 2/01/26 (Pre-refunded 2/01/22)	2/22 at 100.00	AAA	5,079,400
	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Refunding First Lien Series 2021-1:
10,455	5.000%, 10/01/22	No Opt. Call	AA	10,952,135
1,500	5.000%, 10/01/22	No Opt. Call	AA-	1,571,325
4,500	5.000%, 10/01/23	No Opt. Call	AA	4,924,980
5,000	5.000%, 10/01/24	No Opt. Call	AA	5,692,900
2,000	5.000%, 10/01/25	No Opt. Call	AA	2,355,180
4,900	5.000%, 10/01/26	No Opt. Call	AA	5,945,121
210

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2015A:
$ 830	5.000%, 10/01/23	No Opt. Call	AA	$908,385
1,000	5.000%, 10/01/24	No Opt. Call	AA	1,139,870
1,800	5.000%, 10/01/25	10/24 at 100.00	AA	2,047,680
1,250	5.000%, 10/01/26	10/24 at 100.00	AA	1,418,000
850	5.000%, 10/01/27	10/24 at 100.00	AA	961,758
	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2011A-2:
70	2.000%, 11/15/36 (Pre-refunded 2/01/23)	No Opt. Call	N/R (4)	71,392
9,930	2.000%, 11/15/36 (Mandatory Put 2/01/23)	No Opt. Call	AA+	10,142,005
2,785	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Series 2020A, 2.550%, 7/01/35	7/29 at 100.00	Aaa	2,881,194
3,500	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Series 2020B-1, 1.950%, 7/01/35	7/29 at 100.00	Aaa	3,493,805
1,250	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Series 2021A, 1.900%, 7/01/36	7/30 at 100.00	Aaa	1,232,763
2,540	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Social PAC Series 2021B, 1.900%, 7/01/36	7/30 at 100.00	Aaa	2,504,973
260	Indiana State University Board of Trustees, Indiana State University Housing and Dining System Revenue Bonds, Series 2014, 4.000%, 4/01/22	No Opt. Call	AA-	264,753
8,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/24 – NPFG Insured	No Opt. Call	AA	9,026,720
3,250	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Citizens Energy Group, Refunding 2nd Lien Series 2020A, 5.000%, 8/15/22	No Opt. Call	AA	3,384,810
10,675	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2017A, 5.000%, 8/15/25	No Opt. Call	AA	12,519,106
	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
450	5.000%, 10/01/21	No Opt. Call	A+	450,000
505	5.000%, 10/01/22	No Opt. Call	A+	528,705
710	5.000%, 10/01/23	No Opt. Call	A+	772,445
445	5.000%, 10/01/24	No Opt. Call	A+	502,116
545	5.000%, 10/01/25	10/24 at 100.00	A+	618,591
810	5.000%, 10/01/26	10/24 at 100.00	A+	917,309
	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2016A:
2,065	5.000%, 10/01/21	No Opt. Call	A+	2,065,000
4,690	5.000%, 10/01/22	No Opt. Call	A+	4,910,149
10,000	5.000%, 10/01/23	No Opt. Call	A+	10,879,500
5,525	Mount Vernon, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company Project, Refunding Series 2015, 0.875%, 9/01/55 (Mandatory Put 9/01/23) (AMT)	No Opt. Call	A1	5,526,602
211

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 1,000	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2015A, 5.000%, 1/01/22	No Opt. Call	A	$1,011,300
2,500	Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating Company Project, Refunding Series 1995A, 1.350%, 7/01/25 (Mandatory Put 9/01/22)	No Opt. Call	A-	2,523,925
2,750	Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating Company Project, Refunding Series 1995B, 1.350%, 7/01/25 (Mandatory Put 9/01/22)	No Opt. Call	A-	2,776,317
13,020	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company, Series 2002A, 2.750%, 6/01/25	No Opt. Call	A-	14,060,558
1,595	Vanderburgh County,Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014, 4.000%, 2/01/24	No Opt. Call	A	1,718,373
3,485	Warrick County, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company, Series 2015, 0.875%, 9/01/55 (Mandatory Put 9/01/23) (AMT)	No Opt. Call	A1	3,486,011
10,000	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2015, 5.000%, 11/01/45 (Mandatory Put 11/01/22) (AMT)	No Opt. Call	A2	10,497,300
10,970	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2016A, 5.000%, 3/01/46 (Mandatory Put 3/01/23) (AMT)	No Opt. Call	A2	11,679,430
211,480	Total Indiana			223,324,710
	Iowa – 0.7%
	Des Moines Metropolitan Wastewater Reclamation Authority, Iowa, Sewer Revenue Bonds, Refunding Series 2021A:
2,450	5.000%, 6/01/24	No Opt. Call	AA	2,753,187
2,575	5.000%, 6/01/25	No Opt. Call	AA	2,998,536
	Des Moines, Iowa, General Obligation Bonds, Series 2021F:
4,925	5.000%, 6/01/22	No Opt. Call	AA+	5,082,354
4,170	5.000%, 6/01/23	No Opt. Call	AA+	4,501,348
4,385	5.000%, 6/01/24	No Opt. Call	AA+	4,932,599
4,610	5.000%, 6/01/25	No Opt. Call	AA+	5,379,224
1,610	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	10/21 at 103.00	BB-	1,635,245
4,915	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	5,320,193
9,730	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	10,438,830
3,000	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Green Series 2021A, 1.850%, 7/01/35	7/30 at 100.00	AAA	2,976,630
2,220	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2019D, 2.450%, 7/01/34	1/29 at 100.00	AAA	2,289,131
2,545	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2020A, 2.500%, 1/01/35	7/29 at 100.00	AAA	2,653,850
3,000	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social Series 2021B, 2.000%, 7/01/36	7/30 at 100.00	AAA	2,977,770
1,955	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social Series 2021D, 2.000%, 7/01/36	1/31 at 100.00	AAA	1,908,764
212

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
$ 1,425	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Seenior Lien Series Class 2 Series 2021B-1, 0.375%, 6/01/30	No Opt. Call	A	$1,424,943
3,150	West Des Moines, Iowa, General Obligation Bonds, Urban Renewal Series 2021B, 5.000%, 6/01/24	No Opt. Call	AAA	3,546,081
56,665	Total Iowa			60,818,685
	Kansas – 0.6%
5,300	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Refunding & Improvement Series 2021A, 4.000%, 10/01/23	No Opt. Call	Aaa	5,700,839
	Kansas Development Finance Authority, Kansas, Revenue Bonds, State of Kansas Projects, Series 2021P:
4,570	5.000%, 5/01/22	No Opt. Call	Aa3	4,697,092
4,245	5.000%, 5/01/23	No Opt. Call	Aa3	4,562,823
4,445	5.000%, 5/01/24	No Opt. Call	Aa3	4,976,311
10,000	Olathe, Kansas, General Obligation Bonds, Temporary Notes Series 2021A, 4.000%, 8/01/22	No Opt. Call	N/R	10,322,500
20,020	Wichita, Kansas, General Obligation Bonds, Temporary Notes Series 2021-306, 4.000%, 10/15/22 (WI/DD, Settling 10/15/21)	No Opt. Call	N/R	20,792,572
48,580	Total Kansas			51,052,137
	Kentucky – 2.5%
6,025	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Series 2004A, 1.750%, 10/01/34 (Mandatory Put 9/01/26) (AMT)	No Opt. Call	A1	6,062,536
18,750	Carroll County, Kentucky, Pollution Control Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2016A, 1.550%, 9/01/42 (Mandatory Put 9/01/26)	No Opt. Call	A1	18,928,875
	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, Refunding Series 2021A:
3,520	5.000%, 11/01/23	No Opt. Call	A1	3,858,026
2,200	5.000%, 11/01/24	No Opt. Call	A1	2,505,866
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
1,375	5.000%, 6/01/22	No Opt. Call	Baa2	1,411,602
6,000	5.000%, 6/01/24	No Opt. Call	Baa2	6,673,020
4,200	5.000%, 6/01/25	No Opt. Call	Baa2	4,824,750
9,705	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009B, 2.700%, 5/01/39 (Mandatory Put 11/10/21)	No Opt. Call	BBB+	9,727,516
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 125, Refunding Series 2021A:
4,500	5.000%, 9/01/22	No Opt. Call	A1	4,698,270
6,395	5.000%, 3/01/30	No Opt. Call	A1	6,522,196
12,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Subordinated Anticipation Note Series 2021, 3.000%, 10/14/22 (WI/DD, Settling 10/12/21)	No Opt. Call	N/R	12,346,320
213

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A:
$ 3,025	5.000%, 12/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (4)	$3,120,045
2,995	5.000%, 12/01/24 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (4)	3,089,103
4,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001A, 0.900%, 9/01/26	No Opt. Call	A1	3,967,800
8,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 1.350%, 11/01/27 (AMT)	No Opt. Call	A1	8,031,680
18,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, 1.750%, 2/01/35 (Mandatory Put 7/01/26)	No Opt. Call	A1	18,300,240
24,685	Northern Kentucky Water District, Revenue Bonds, Bond Anticipation Note Series 2021A, 0.375%, 2/01/23	8/22 at 100.00	N/R	24,697,589
3,385	Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Refunding Second Series 2016, 4.000%, 9/01/27	No Opt. Call	A1	3,966,171
25,100	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	1/24 at 100.37	A2	27,127,076
9,020	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	10/24 at 100.24	A2	9,937,154
5,025	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	3/25 at 100.19	A1	5,598,151
5,120	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2019C-1, 4.000%, 2/01/50 (Mandatory Put 2/01/28)	11/27 at 100.47	A1	5,991,885
2,895	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001A, 0.625%, 9/01/26	No Opt. Call	A1	2,870,827
7,400	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 1.350%, 11/01/27 (AMT)	No Opt. Call	A1	7,459,644
18,165	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44 (Mandatory Put 9/01/27) (AMT)	No Opt. Call	A1	18,137,571
3,380	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Refunding Series 2013, 5.000%, 4/01/23 (ETM)	No Opt. Call	A+ (4)	3,541,192
214,865	Total Kentucky			223,395,105
	Louisiana – 4.2%
2,140	East Baton Rouge Parish, Louisiana, Sales Tax Revenue Bonds, Refunding Road & Street Improvement Series 2015, 5.000%, 8/01/22	No Opt. Call	AA	2,220,806
2,595	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2015, 5.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	2,677,028
	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A:
33,425	5.000%, 6/01/23	No Opt. Call	A1	35,999,393
9,040	5.000%, 6/01/24	No Opt. Call	A1	10,046,423
214

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Womans Hospital Foundation Project, Refunding Series 2017A:
$ 1,000	3.000%, 10/01/22	No Opt. Call	A	$1,026,740
1,800	5.000%, 10/01/23	No Opt. Call	A	1,966,212
1,095	5.000%, 10/01/24	No Opt. Call	A	1,238,336
3,000	4.000%, 10/01/25	No Opt. Call	A	3,367,500
2,245	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Parish Road Improvements Project, Series 2015, 5.000%, 8/01/24	No Opt. Call	AA	2,535,772
24,310	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	26,825,113
6,070	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, Loop LLC Project, Series 2007A, 1.650%, 9/01/27 (Mandatory Put 12/01/23)	No Opt. Call	A3	6,149,031
7,025	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, Loop LLC Project, Series 2013A, 1.650%, 9/01/33 (Mandatory Put 12/01/23)	No Opt. Call	A3	7,116,466
1,050	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/22	No Opt. Call	A	1,080,030
9,020	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50 (Mandatory Put 5/15/25)	11/24 at 102.04	A	10,394,558
29,790	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2015A-1 Fixed Rate Mode, 5.000%, 6/01/45 (Mandatory Put 6/01/25)	No Opt. Call	A+	34,279,353
7,165	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2015A-3 Term Rate Mode, 5.000%, 6/01/45 (Mandatory Put 6/01/23)	No Opt. Call	A+	7,703,163
1,650	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Refunding Series 2016A, 5.000%, 12/15/21	No Opt. Call	A	1,665,345
	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc- Student Housing Project, Refunding Series 2014:
580	5.000%, 9/01/22 – AGM Insured	No Opt. Call	AA	604,470
1,445	5.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	1,571,524
1,565	5.000%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,769,405
2,020	Louisiana Stadium and Exposition District, Revenue Bonds, Bond Anticipation Notes Series 2020, 5.000%, 7/03/23	1/23 at 100.00	BBB+	2,133,342
	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
7,265	5.000%, 7/01/26	7/23 at 100.00	A2	7,826,948
1,345	5.000%, 7/01/29	7/23 at 100.00	A2	1,449,372
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017C:
2,545	5.000%, 5/01/29	11/27 at 100.00	AA-	3,164,020
3,000	5.000%, 5/01/30	11/27 at 100.00	AA-	3,715,890
3,070	5.000%, 5/01/31	11/27 at 100.00	AA-	3,788,288
215

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$ 15,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017D-1, 0.600%, 5/01/43 (Mandatory Put 5/01/23)	5/22 at 100.00	Aa3	$15,009,450
7,690	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017D-2, 0.550%, 5/01/43 (Mandatory Put 5/01/22)	10/21 at 100.00	Aa3	7,691,769
	Louisiana State, General Obligation Bonds, Grant Anticipation Series 2021:
7,500	5.000%, 9/01/22	No Opt. Call	AA	7,831,200
4,550	5.000%, 9/01/23	No Opt. Call	AA	4,963,959
7,015	Louisiana State, General Obligation Bonds, Refunding Series 2014C, 5.000%, 8/01/22	No Opt. Call	AA-	7,295,951
6,245	Louisiana State, General Obligation Bonds, Series 2015A, 5.000%, 5/01/23	No Opt. Call	AA-	6,718,746
	New Orleans, Louisiana, General Obligation Bonds, Public Improvement Series 2021A:
12,000	5.000%, 12/01/22	No Opt. Call	A+	12,665,280
11,000	5.000%, 12/01/23	No Opt. Call	A+	12,121,890
9,000	5.000%, 12/01/24	No Opt. Call	A+	10,299,420
4,950	5.000%, 12/01/25	No Opt. Call	A+	5,851,148
3,600	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/21	No Opt. Call	A+	3,627,540
2,000	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/21	No Opt. Call	A+	2,015,300
2,780	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A2	2,803,463
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
1,040	5.000%, 6/01/24	No Opt. Call	A	1,160,453
675	5.000%, 6/01/26	6/25 at 100.00	A	781,934
6,460	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	6,610,453
2,780	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2008, 6.100%, 6/01/38 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	3,622,729
3,665	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2011, 5.850%, 8/01/41 (Mandatory Put 6/01/25), 144A	No Opt. Call	BB-	4,163,037
19,925	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB-	20,266,714
18,030	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-2, 2.100%, 6/01/37 (Mandatory Put 7/01/24)	No Opt. Call	BBB-	18,614,352
18,845	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37 (Mandatory Put 7/01/26)	No Opt. Call	BBB-	19,693,025
7,010	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37 (Mandatory Put 7/01/26)	No Opt. Call	BBB-	7,381,810
1,000	Shreveport, Louisiana, Revenue Bonds, Independence Stadium Project, Refunding Series 2016, 5.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	1,018,770
1,680	Terrebonne Levee and Conservation District, Louisiana, Public Improvement Sales Tax Bonds, Series 2013, 5.000%, 7/01/22 (Pre-refunded 7/01/23) (ETM)	No Opt. Call	A+ (4)	1,740,110
339,695	Total Louisiana			366,263,031
216

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maine – 0.3%
	Auburn, Maine, General Obligation Bonds, Edward Little High School Project, Series 2021:
$ 1,250	4.000%, 11/01/22	No Opt. Call	AA-	$1,301,237
585	4.000%, 11/01/23	No Opt. Call	AA-	630,741
1,085	4.000%, 11/01/24	No Opt. Call	AA-	1,206,987
600	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2021A, 5.000%, 7/01/24 – AGM Insured	No Opt. Call	AA	676,086
2,765	Maine State Housing Authority, Multifamily Mortgage Purchase Bonds, Series 2021A, 1.850%, 11/15/36	5/30 at 100.00	AA+	2,690,456
1,085	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2020D, 2.300%, 11/15/35	5/29 at 100.00	AA+	1,105,919
3,000	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2021B, 2.050%, 11/15/36	5/30 at 100.00	AA+	2,977,380
2,030	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Social Series 2021C, 1.900%, 11/15/36	11/30 at 100.00	AA+	1,954,971
4,500	Maine State, General Obligation Bonds, Series 2020B, 5.000%, 6/01/23	No Opt. Call	AA	4,859,910
	Maine State, General Obligation Bonds, Series 2021B:
905	4.000%, 6/01/26	No Opt. Call	AA	1,048,225
5,420	5.000%, 6/01/27	No Opt. Call	AA	6,709,093
23,225	Total Maine			25,161,005
	Maryland – 1.8%
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
540	5.000%, 9/01/23	No Opt. Call	CCC	557,842
2,000	5.000%, 9/01/26	No Opt. Call	CCC	2,143,600
5,055	Howard County, Maryland, General Obligation Bonds, Consolidated Public Improvement Project, Series 2021A, 5.000%, 8/15/25	No Opt. Call	AAA	5,936,744
6,820	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019C, 2.700%, 9/01/34	3/29 at 100.00	Aa1	7,174,299
4,250	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2020A, 2.300%, 9/01/35	3/29 at 100.00	Aa1	4,317,192
4,670	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2020D, 1.950%, 9/01/35	9/29 at 100.00	Aa1	4,542,462
12,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021A, 1.800%, 9/01/36	3/30 at 100.00	Aa1	11,528,520
	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021B:
500	0.150%, 9/01/22	No Opt. Call	Aa1	499,485
540	0.200%, 3/01/23	No Opt. Call	Aa1	538,888
580	0.250%, 9/01/23	No Opt. Call	Aa1	578,463
375	0.125%, 3/01/30	No Opt. Call	Aa1	374,906
8,310	1.875%, 9/01/36	3/30 at 100.00	Aa1	8,062,861
8,795	Maryland Economic Development Corporation, Pollution Control Revenue Bonds, Potomac Electric Power Company, Refunding Series 2019, 1.700%, 9/01/22	No Opt. Call	A-	8,899,045
217

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$ 10,000	Maryland Economic Development Corporation, Private Activity Revenue Bonds RSA, Purple Line Light Rail Project, Green Bonds, Series 2016A, 5.000%, 3/31/24 (AMT)	11/21 at 100.00	BB-	$10,070,600
	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare Inc, Series 2021:
1,105	5.000%, 1/01/22 (WI/DD, Settling 10/07/21)	No Opt. Call	Baa3	1,114,680
795	5.000%, 1/01/23 (WI/DD, Settling 10/07/21)	No Opt. Call	Baa3	831,268
545	5.000%, 1/01/24 (WI/DD, Settling 10/07/21)	No Opt. Call	Baa3	600,099
5,235	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2020B-1, 5.000%, 7/01/45 (Mandatory Put 7/01/25)	1/25 at 100.00	A	5,971,931
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
1,000	5.000%, 7/01/22	No Opt. Call	A	1,034,890
250	5.000%, 7/01/23	No Opt. Call	A	270,247
500	5.000%, 7/01/24	No Opt. Call	A	562,820
39,895	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Bidding Group 1 Second Series 2021A, 5.000%, 8/01/27	No Opt. Call	AAA	49,545,202
4,400	Maryland Transportation Authority, Passenger Facility Charge Revenue Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport Project, Series 2019, 5.000%, 6/01/25 (AMT)	No Opt. Call	A	5,094,144
4,400	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2018A, 5.000%, 11/01/29	11/28 at 100.00	AAA	5,614,752
	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2020A:
6,285	5.000%, 7/15/22	No Opt. Call	AAA	6,523,264
3,500	5.000%, 7/15/23	No Opt. Call	AAA	3,799,495
12,315	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2021A, 5.000%, 7/01/26	No Opt. Call	AAA	14,866,422
144,660	Total Maryland			161,054,121
	Massachusetts – 2.9%
34,380	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Anticipation Note Subordinated Sustainability Series 2021, 4.000%, 5/01/25	No Opt. Call	AA	38,719,100
20,045	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Series 2020B-2, 5.000%, 7/01/22	No Opt. Call	AA	20,768,825
	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
690	5.000%, 7/01/22	No Opt. Call	B-	693,581
625	5.000%, 7/01/23	No Opt. Call	B-	631,962
735	5.000%, 7/01/24	No Opt. Call	B-	745,974
795	5.000%, 7/01/25	7/24 at 100.00	B-	805,701
1,500	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-1, 5.000%, 7/01/25	No Opt. Call	A	1,746,060
218

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2:
$ 2,775	5.000%, 7/01/29	7/28 at 100.00	A	$3,474,661
2,750	5.000%, 7/01/30	7/28 at 100.00	A	3,425,565
2,495	5.000%, 7/01/31	7/28 at 100.00	A	3,091,031
2,100	5.000%, 7/01/32	7/28 at 100.00	A	2,591,400
	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G:
115	5.000%, 7/15/22, 144A	No Opt. Call	BB+	118,530
125	5.000%, 7/15/23, 144A	No Opt. Call	BB+	133,607
130	5.000%, 7/15/24, 144A	No Opt. Call	BB+	143,573
125	5.000%, 7/15/25, 144A	No Opt. Call	BB+	141,960
160	5.000%, 7/15/26, 144A	No Opt. Call	BB+	186,130
170	5.000%, 7/15/27, 144A	No Opt. Call	BB+	201,868
175	5.000%, 7/15/28, 144A	No Opt. Call	BB+	211,605
325	5.000%, 7/15/29, 144A	No Opt. Call	BB+	399,318
220	5.000%, 7/15/30, 144A	No Opt. Call	BB+	274,096
815	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A, 5.000%, 7/01/23	No Opt. Call	BBB+	877,739
2,000	Massachusetts Development Finance Agency, Revenue Bonds, Williams College, Series 2011N, 0.450%, 7/01/41 (Mandatory Put 7/01/25)	1/25 at 100.00	AA+	1,991,640
2,225	Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1, 2.750%, 12/01/34	12/28 at 100.00	AA	2,343,192
1,740	Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-3, 0.875%, 12/01/23	6/22 at 100.00	AA	1,745,220
5,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2020-220, 1.950%, 12/01/35	6/30 at 100.00	AA+	4,886,300
1,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021-221, 2.000%, 12/01/36	6/30 at 100.00	AA+	979,600
2,675	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021-222, 2.000%, 12/01/36	6/30 at 100.00	AA+	2,620,430
6,195	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2020E, 5.000%, 11/01/25	No Opt. Call	Aa1	7,331,225
14,000	Massachusetts State, General Obligation Bonds, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	Aa1	15,172,360
40,200	Massachusetts State, General Obligation Bonds, Refunding Series 2020A, 5.000%, 6/01/44 (Mandatory Put 6/01/23)	No Opt. Call	Aa1	43,387,056
	Massachusetts State, General Obligation Bonds, Refunding Series 2021A:
7,810	5.000%, 9/01/22 (WI/DD, Settling 10/05/21)	No Opt. Call	Aa1	8,153,093
9,785	5.000%, 9/01/23 (WI/DD, Settling 10/05/21)	No Opt. Call	Aa1	10,679,838
23,930	5.000%, 9/01/24 (WI/DD, Settling 10/05/21)	No Opt. Call	Aa1	27,194,052
12,332	North Middlesex Regional School District, Middlesex County, Massachusetts, General Obligation Bonds, Bond Anticipation Notes Series 2021, 2.000%, 2/04/22	No Opt. Call	N/R	12,411,833
219

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$ 5,275	University of Massachusetts Building Authority, Revenue Bonds, Refunding Senior Series 2021-1, 5.000%, 11/01/25	No Opt. Call	Aa2	$6,247,182
10,850	Weymouth, Massachusetts, General Obligation Bonds, Bond Anticipation Bond Series 2021, 1.500%, 8/26/22	No Opt. Call	N/R	10,981,144
16,211	Worcester, Massachusetts, General Obligation Bonds, Bond Anticipation Notes, Series 2020, 2.000%, 2/01/22	No Opt. Call	N/R	16,309,887
232,478	Total Massachusetts			251,816,338
	Michigan – 2.4%
1,000	Birmingham Public Schools, Oakland County, Michigan, General Obligation Bonds, School Building & Site Refunding Series 2020, 4.000%, 5/01/23	No Opt. Call	Aa2	1,060,140
1,890	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A-MI, 5.000%, 12/01/21	No Opt. Call	AA-	1,904,666
14,355	Michigan Finance Authority, State Aid Revenue Notes, Series 2020A-1, 3.000%, 7/20/22	No Opt. Call	N/R	14,682,294
	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020A-CL-1:
1,100	4.000%, 6/01/22	No Opt. Call	A	1,126,576
2,000	4.000%, 6/01/23	No Opt. Call	A	2,114,540
2,200	5.000%, 6/01/25	No Opt. Call	A	2,539,350
2,500	5.000%, 6/01/27	No Opt. Call	A	3,058,700
2,450	5.000%, 6/01/29	No Opt. Call	A	3,133,158
15,140	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding Series 2010F-1, 4.000%, 11/15/47 (Mandatory Put 6/01/23)	No Opt. Call	AA+	16,087,158
6,750	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2018A, 3.550%, 10/01/33	10/27 at 100.00	AA	7,357,095
3,840	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2021A, 0.550%, 4/01/25	10/22 at 100.00	AA	3,837,965
	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Fixed Rate Series 2018C:
3,505	3.550%, 6/01/29	12/27 at 100.00	AA+	3,884,977
3,825	3.650%, 6/01/30	12/27 at 100.00	AA+	4,212,855
3,810	3.700%, 12/01/30	12/27 at 100.00	AA+	4,196,753
1,805	3.350%, 12/01/34	6/28 at 100.00	AA+	1,932,740
5,205	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2016A, 3.100%, 12/01/31	6/26 at 100.00	AA+	5,512,928
9,770	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2019B, 2.700%, 12/01/34	12/28 at 100.00	AA+	10,256,448
14,835	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2020C, 2.350%, 12/01/35	6/30 at 100.00	AA+	15,036,459
6,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2021A, 1.950%, 12/01/36	12/30 at 100.00	AA+	5,801,100
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2008C, 5.000%, 12/01/21	No Opt. Call	AA-	1,007,760
220

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program Series 2020B:
$ 27,220	5.000%, 11/15/28	No Opt. Call	AA+	$34,854,666
28,245	5.000%, 11/15/29	No Opt. Call	AA+	36,952,934
	Michigan State, Trunk Line Fund Bonds, Series 2021A:
1,305	5.000%, 11/15/22	No Opt. Call	AA+	1,375,509
5,250	5.000%, 11/15/23	No Opt. Call	AA+	5,780,775
5,000	5.000%, 11/15/24	No Opt. Call	AA+	5,727,950
585	5.000%, 11/15/25	No Opt. Call	AA+	693,155
7,730	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Consumers Energy Company Project, Variable Rate Series 2005, 0.875%, 4/01/35 (Mandatory Put 10/08/26) (AMT) (WI/DD, Settling 10/07/21)	9/21 at 100.00	A-	7,668,418
2,285	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Green Series 2021, 4.000%, 10/01/61 (Mandatory Put 10/01/26) (AMT)	No Opt. Call	BB	2,540,120
1,205	Michigan Strategic Fund, Revenue Bonds, Waste Management Inc, Series 2001, 0.580%, 8/01/27 (Mandatory Put 8/01/24) (AMT)	No Opt. Call	A-	1,200,289
2,525	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/22	No Opt. Call	A+	2,633,878
184,330	Total Michigan			208,171,356
	Minnesota – 1.1%
1,680	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%, 1/01/24	No Opt. Call	A+	1,853,662
1,460	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020B, 2.400%, 1/01/35	7/29 at 100.00	AA+	1,513,801
2,575	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020E, 2.250%, 7/01/35	7/29 at 100.00	AA+	2,642,439
4,555	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020I, 1.875%, 7/01/35	1/30 at 100.00	AA+	4,505,943
6,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021D, 2.000%, 7/01/36	7/30 at 100.00	AA+	5,940,420
5,175	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021F, 2.000%, 7/01/36	1/31 at 100.00	AA+	5,071,862
28,320	Minnesota State, General Obligation Bonds, Refunding State Trunk Highway Series 2020E, 2.000%, 8/01/22	No Opt. Call	AAA	28,761,226
36,940	Minnesota State, General Obligation Bonds, Refunding Various Purpose Series 2015D, 5.000%, 8/01/23	No Opt. Call	AAA	40,185,548
900	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/23	No Opt. Call	A-	951,813
2,890	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/22	No Opt. Call	AA-	2,968,319
90,495	Total Minnesota			94,395,033
	Mississippi – 0.5%
1,000	Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control Refunding Revenue Bonds (Weyerhaeuser Company Project), Series 1992A, 6.800%, 4/01/22	No Opt. Call	BBB	1,029,850
221

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Mississippi (continued)
$ 6,865	Mississippi Business Finance Corporation, Pollution Control Revenue, Mississippi Power, Series 2002, 3.200%, 9/01/28	3/24 at 100.00	A-	$7,171,728
9,385	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 2.750%, 12/01/40 (Mandatory Put 12/09/21)	No Opt. Call	A-	9,422,728
7,670	Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc Project, Refunding Series 2019, 2.500%, 4/01/22	11/21 at 100.00	BBB+	7,712,875
1,000	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2020A, 2.250%, 12/01/35	6/29 at 100.00	Aaa	1,022,890
500	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2021A, 1.800%, 12/01/35	6/30 at 100.00	Aaa	489,120
9,750	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Refunding Series 2020A-1, 5.000%, 9/01/44 (Mandatory Put 9/01/25)	3/25 at 100.00	BBB+	11,016,135
3,680	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24	No Opt. Call	BBB+	4,132,161
3,395	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, North Mississippi Health Services, Series 2020-II, 5.000%, 10/01/40 (Mandatory Put 3/01/27)	12/26 at 100.00	AA	3,994,829
	Mississippi State, Gaming Tax Revenue Bonds, Series 2019A:
275	5.000%, 10/15/21	No Opt. Call	A+	275,388
350	5.000%, 10/15/22	No Opt. Call	A+	366,541
250	5.000%, 10/15/23	No Opt. Call	A+	272,875
205	5.000%, 10/15/24	No Opt. Call	A+	232,140
1,220	5.000%, 10/15/25	No Opt. Call	A+	1,426,192
45,545	Total Mississippi			48,565,452
	Missouri – 1.0%
	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A:
765	4.000%, 11/01/22	No Opt. Call	N/R	778,877
755	4.000%, 11/01/23	No Opt. Call	N/R	778,730
	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds, Refunding & School Building Series 2020:
7,665	4.000%, 3/01/29	No Opt. Call	AA+	9,272,121
7,510	4.000%, 3/01/30	3/29 at 100.00	AA+	9,055,032
24,750	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Market-Adjusted Tax Exempt Securities Series 1992, 1.600%, 12/01/22	11/21 at 100.50	A	24,820,043
5,035	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A, 2.900%, 9/01/33	7/27 at 102.00	A	5,404,217
11,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	11,808,500
5,195	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%, 9/01/33	6/27 at 102.00	A	5,517,765
222

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013:
$ 2,545	4.000%, 5/01/22	No Opt. Call	BBB	$2,591,166
1,320	5.000%, 5/01/23	No Opt. Call	BBB	1,404,995
910	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2019C, 2.500%, 11/01/34	5/29 at 100.00	AA+	945,135
1,195	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2021A, 1.950%, 11/01/36	5/30 at 100.00	AA+	1,189,037
2,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2021B, 1.800%, 11/01/36	5/30 at 100.00	AA+	1,925,720
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A:
2,420	5.000%, 1/01/25	No Opt. Call	A	2,759,816
5,035	5.000%, 1/01/26	1/25 at 100.00	A	5,735,419
	Saint Charles County Francis Howell School District, Missouri, General Obligation Bonds, Series 2020:
1,980	4.000%, 3/01/30	3/28 at 100.00	AA	2,338,301
1,480	4.000%, 3/01/31	3/28 at 100.00	AA	1,735,048
	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2015:
1,000	5.000%, 7/01/22	No Opt. Call	A2	1,035,580
1,085	5.000%, 7/01/23	No Opt. Call	A2	1,174,664
83,645	Total Missouri			90,270,166
	Montana – 0.4%
30,720	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%, 8/01/23	No Opt. Call	A	31,507,354
	Lewis and Clark County School District 9 East Helena, Montana, General Obligation Bonds, School Building Series 2018:
1,000	5.000%, 7/01/27	No Opt. Call	A+	1,227,250
1,055	5.000%, 7/01/28	No Opt. Call	A+	1,321,366
1,335	5.000%, 7/01/29	7/28 at 100.00	A+	1,665,693
800	Montana Board of Housing, Single Family Mortgage Bonds, Series 2021A-1, 1.850%, 12/01/36	6/30 at 100.00	AA+	778,376
500	Montana Board of Housing, Single Family Mortgage Bonds, Series 2021B, 1.850%, 12/01/36	12/30 at 100.00	AA+	481,405
35,410	Total Montana			36,981,444
	Nebraska – 0.5%
8,000	Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds, Series 2018A, 5.000%, 3/01/50 (Mandatory Put 1/01/24)	10/23 at 100.43	A2	8,739,520
815	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2020B, 5.000%, 11/15/53 (Mandatory Put 11/15/25)	8/25 at 100.00	AA-	948,978
223

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
$ 1,000	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/22	No Opt. Call	A	$1,050,940
	Douglas County School District 17 Millard, Nebraska, General Obligation Bonds, Series 2020:
1,275	5.000%, 12/15/28	No Opt. Call	AA	1,635,723
1,505	5.000%, 12/15/29	No Opt. Call	AA	1,969,593
1,590	5.000%, 12/15/30	No Opt. Call	AA	2,118,643
1,000	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 3.500%, 11/01/27 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (4)	1,002,450
1,915	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019D, 2.600%, 9/01/34	3/29 at 100.00	AA+	1,981,221
8,620	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2020A, 2.350%, 9/01/35	3/29 at 100.00	AA+	8,857,567
2,410	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2021A, 1.850%, 9/01/35	3/30 at 100.00	AA+	2,378,260
3,405	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2021C, 2.100%, 9/01/36	9/30 at 100.00	AA+	3,366,830
	Nebraska Public Power District, General Revenue Bonds, Series 2015A-2:
160	5.000%, 1/01/24 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (4)	161,874
1,615	5.000%, 1/01/24	1/22 at 100.00	A+	1,633,912
1,500	Nebraska Public Power District, General Revenue Bonds, Series 2021A Forward Delivery, 5.000%, 1/01/23 (WI/DD, Settling 10/07/21)	No Opt. Call	A+	1,588,650
1,645	Papio-Missouri River Natural Resources District, Nebraska, Flood Protection and Water Quality Enhancement Revenue Bonds, Series 2017, 5.000%, 12/15/22 (Pre-refunded 6/15/22)	6/22 at 100.00	AA (4)	1,700,914
6,450	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc Project, Variable Rate Demand Series 2012, 0.900%, 9/01/30 (Mandatory Put 9/01/25) (AMT)	No Opt. Call	A	6,511,146
42,905	Total Nebraska			45,646,221
	Nevada – 0.9%
	Clark County School District, Nevada, General Obligation Bonds, Limited Tax Building Series 2020A:
1,000	3.000%, 6/15/22	No Opt. Call	A+	1,019,890
1,000	3.000%, 6/15/24 – AGM Insured	No Opt. Call	AA	1,072,340
	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Notes Series 2021B:
1,500	5.000%, 7/01/22 (AMT)	No Opt. Call	A1	1,552,680
1,925	5.000%, 7/01/23 (AMT)	No Opt. Call	A1	2,080,906
2,000	5.000%, 7/01/24 (AMT)	No Opt. Call	A1	2,246,000
3,100	5.000%, 7/01/25 (AMT)	No Opt. Call	A1	3,598,511
224

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Clark County, Nevada, Highway Revenue Bonds, Indexed Fuel Tax & Motor Vehicle Fuel Tax Series 2021:
$ 2,730	5.000%, 7/01/22	No Opt. Call	AA-	$2,827,543
3,355	5.000%, 7/01/23	No Opt. Call	AA-	3,632,861
3,520	5.000%, 7/01/24	No Opt. Call	AA-	3,972,566
3,700	5.000%, 7/01/25	No Opt. Call	AA-	4,327,964
1,860	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017, 1.650%, 1/01/36 (Mandatory Put 3/31/23)	No Opt. Call	A+	1,894,522
3,620	Director of Nevada State Department of Business and Industry, Revenue Bonds, Brightline West Passenger Rail Project, Series 2020A, 0.250%, 1/01/50 (Mandatory Put 2/01/22), 144A (AMT)	2/22 at 100.00	Aaa	3,620,217
	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Refunding Series 2017B:
830	5.000%, 7/01/23	No Opt. Call	Aa3	891,935
850	5.000%, 7/01/25	No Opt. Call	Aa3	978,163
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Limited Tax Refunding Series 2021C:
6,500	5.000%, 6/01/24	No Opt. Call	Aa1	7,306,195
13,660	5.000%, 6/01/25	No Opt. Call	Aa1	15,917,588
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Limited Tax Refunding Water Series 2021A:
2,935	5.000%, 6/01/22	No Opt. Call	Aa1	3,028,773
13,020	5.000%, 6/01/24	No Opt. Call	Aa1	14,634,870
	Nevada Housing Division, Single Family Housing Mortgage Revenue Bonds, Refunding Series 2021A:
1,970	1.850%, 10/01/33	10/30 at 100.00	AA+	1,938,204
1,970	2.000%, 10/01/36	10/30 at 100.00	AA+	1,930,206
145	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.500%, 6/15/24, 144A	No Opt. Call	Ba2	147,345
71,190	Total Nevada			78,619,279
	New Hampshire – 0.2%
13,100	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Refunding Series 2003A, 2.800%, 10/01/33 (Mandatory Put 10/02/23)	No Opt. Call	A	13,616,271
1,195	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016, 5.000%, 10/01/21	No Opt. Call	A-	1,195,000
2,710	New Hampshire State, General Obligation Bonds, Capital Improvement Series 2020C, 5.000%, 12/01/26	No Opt. Call	Aa1	3,312,596
17,005	Total New Hampshire			18,123,867
	New Jersey – 6.3%
13,526	Avalon Borough, New Jersey, General Obligation Bonds, Bond Anticipation Notes Series 2021, 0.750%, 2/11/22	No Opt. Call	N/R	13,551,307
225

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 8,515	Bergen County Improvement Authority, New Jersey, County Guaranteed Project Note, Bergen New Bridge Medical Center Project, Series 2020, 3.000%, 8/15/22	No Opt. Call	N/R	$8,716,124
10,000	Berkeley Township, New Jersey, General Obligation Bonds, Anticipation Notes, Series 2021B, 1.000%, 8/30/22	No Opt. Call	N/R	10,076,100
30,750	Burlington County Bridge Commission, New Jersey, Governmental Leasing Program Revenue Bonds, County Guaranteed, Series 2021A, 1.000%, 4/14/22	No Opt. Call	N/R	30,888,682
5,000	Cherry Hill Township, Camden County, New Jersey, General Obligation Bonds, Bond Anticipation Note Series 2020B, 2.000%, 10/27/21	No Opt. Call	N/R	5,006,800
	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Refunding Series 2018B:
8,515	5.000%, 1/01/23	No Opt. Call	A+	9,021,642
6,675	5.000%, 1/01/24	No Opt. Call	A+	7,374,540
	Delran Township, New Jersey, General Obligation Bonds, Series 2019:
1,000	2.000%, 10/15/27	No Opt. Call	AA	1,056,170
1,000	2.000%, 10/15/28	No Opt. Call	AA	1,051,120
1,000	2.000%, 10/15/29	No Opt. Call	AA	1,041,510
26,550	Essex County, New Jersey, General Obligation Bonds, Bond Antiipation Notes, Series 2021, 1.000%, 8/30/22	No Opt. Call	N/R	26,754,435
1,320	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	BBB-	1,409,892
	Gloucester Township, New Jersey, General Obligation Bonds, Series 2019:
3,640	2.000%, 2/01/26 – BAM Insured	No Opt. Call	AA	3,767,436
3,975	2.000%, 2/01/27 – BAM Insured	No Opt. Call	AA	4,116,113
10,425	Hudson County Improvement Authority, County Guaranteed Pooled Notes, Series 2021C-1, 1.000%, 8/16/22	No Opt. Call	N/R	10,499,956
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Courthouse Project, Series 2020:
495	4.000%, 10/01/25	No Opt. Call	AA	561,686
755	5.000%, 10/01/26	No Opt. Call	AA	912,312
20,000	Mercer County, New Jersey, General Obligation Bonds, Bond Anticipation Series 2021A, 1.000%, 6/08/22	No Opt. Call	N/R	20,111,400
	Monmouth County Improvement Authority, New Jersey, Governmental Pooled Loan Revenue Bonds, Series 2020:
600	4.000%, 12/01/21	No Opt. Call	AAA	603,660
850	4.000%, 12/01/22	No Opt. Call	AAA	887,502
16,508	Montgomery Township, New Jersey, General Obligation Bonds, Bond Anticipation Note Series 2021, 1.500%, 8/19/22	No Opt. Call	N/R	16,703,711
226

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
$ 1,475	5.000%, 6/15/22	No Opt. Call	BBB	$1,520,017
520	5.000%, 6/15/22	No Opt. Call	AA	536,879
6,565	5.000%, 6/15/23	6/22 at 100.00	BBB	6,764,182
4,520	5.000%, 6/15/24	6/22 at 100.00	BBB	4,655,690
8,620	5.000%, 6/15/25	6/22 at 100.00	BBB	8,875,583
6,000	5.000%, 6/15/26	6/22 at 100.00	BBB	6,176,040
795	4.250%, 6/15/27	6/22 at 100.00	BBB	813,508
10,065	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Series 2020A, 5.000%, 11/01/29	No Opt. Call	Baa1	12,835,794
5,730	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	Baa3	6,064,346
10,545	New Jersey Economic Development Authority, Revenue Bonds, Municipal Rehabilitation, Refunding Series 2019A, 5.250%, 4/01/25	No Opt. Call	BBB	12,228,087
5,020	New Jersey Economic Development Authority, Revenue Bonds, New Jersey Transit Corporation Projects Sublease, Refunding Series 2017B, 5.000%, 11/01/21	No Opt. Call	Baa1	5,038,072
17,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 5.000%, 6/15/22	No Opt. Call	Baa1	17,560,320
3,130	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2016AAA, 5.000%, 6/15/26	No Opt. Call	Baa1	3,738,691
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ:
245	5.000%, 6/15/23	No Opt. Call	Baa1	264,348
300	5.000%, 6/15/24	No Opt. Call	Baa1	336,312
575	5.000%, 6/15/25	No Opt. Call	Baa1	666,839
2,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2012II, 5.000%, 3/01/25	3/22 at 100.00	Baa1	2,037,520
7,030	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2014PP, 5.000%, 6/15/30	6/24 at 100.00	Baa1	7,825,585
2,715	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2020B, 1.200%, 11/01/34 (Mandatory Put 6/01/23) (AMT)	No Opt. Call	A+	2,740,575
2,500	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2020C, 1.150%, 6/01/23 (AMT)	No Opt. Call	A+	2,529,375
2,835	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2020E, 0.850%, 12/01/25 (AMT)	No Opt. Call	A+	2,826,438
5,340	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Term Series 2019B-1, 5.000%, 7/01/43 (Mandatory Put 7/01/24)	4/24 at 100.87	AA-	6,006,218
4,830	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Term Series 2019B-2, 5.000%, 7/01/42 (Mandatory Put 7/01/25)	4/25 at 100.85	AA-	5,622,506
227

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Infrastructure Bank, Environmental Infrastructure Bonds, Green Series 2021A-1:
$ 3,785	5.000%, 9/01/22	No Opt. Call	AAA	$3,951,767
3,955	5.000%, 9/01/23	No Opt. Call	AAA	4,316,408
4,125	5.000%, 9/01/24	No Opt. Call	AAA	4,688,186
4,295	5.000%, 9/01/25	No Opt. Call	AAA	5,055,215
	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A:
8,035	4.000%, 6/01/23	No Opt. Call	A3	8,526,662
10,050	5.000%, 6/01/24	No Opt. Call	A3	11,273,688
15,000	5.000%, 6/01/25	No Opt. Call	A3	17,413,800
11,415	5.000%, 6/01/26	No Opt. Call	A3	13,641,039
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
14,880	3.000%, 6/15/22	No Opt. Call	A+	15,163,315
1,885	5.000%, 6/15/22	No Opt. Call	A+	1,947,130
3,560	5.000%, 6/15/24	No Opt. Call	A+	3,995,317
5,145	5.000%, 6/15/28	6/26 at 100.00	A+	6,087,410
2,715	5.000%, 6/15/29	6/26 at 100.00	A+	3,203,374
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A:
5,660	5.000%, 12/15/24	No Opt. Call	Baa1	6,461,626
5,185	5.000%, 12/15/25	No Opt. Call	Baa1	6,110,108
9,780	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB, 5.000%, 6/15/32	12/28 at 100.00	Baa1	12,181,088
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2021A:
3,010	5.000%, 6/15/26	No Opt. Call	Baa1	3,595,355
2,500	5.000%, 6/15/27	No Opt. Call	Baa1	3,058,000
235	New Jersey Turnpike Authority, Revenue Bonds, Series 2013A, 5.000%, 1/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	243,498
	Newark Board of Education, Essex County, New Jersey, General Obligation Bonds, School Energy Savings Series 2021:
150	5.000%, 7/15/22	No Opt. Call	BBB+	155,603
350	5.000%, 7/15/23	No Opt. Call	BBB+	379,099
500	5.000%, 7/15/24	No Opt. Call	BBB+	563,060
7,000	Newark, New Jersey, General Obligation Bonds, Capital Improvement Bond Anticipation Notes, Series 2021E, 1.250%, 10/03/22 (WI/DD, Settling 10/04/21)	No Opt. Call	N/R	7,070,630
1,700	Passaic Valley Sewer Commissioners, New Jersey, Sewer Revenue Bonds, Series 2010G, 5.750%, 12/01/22	No Opt. Call	A2	1,802,221
2,600	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB	2,731,664
15,000	Somerset County, New Jersey, General Obligation Bonds, Bond Anticpation Notes Series 2021, 1.000%, 9/07/22	No Opt. Call	N/R	15,119,250
228

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
$ 2,460	5.000%, 6/01/22	No Opt. Call	A	$2,533,628
1,375	5.000%, 6/01/23	No Opt. Call	A	1,477,039
8,795	5.000%, 6/01/24	No Opt. Call	A	9,823,839
5,980	5.000%, 6/01/25	No Opt. Call	A	6,918,800
10,025	5.000%, 6/01/26	No Opt. Call	A	11,961,629
6,135	5.000%, 6/01/29	6/28 at 100.00	A	7,658,075
3,900	5.000%, 6/01/31	6/28 at 100.00	A	4,813,497
2,005	4.000%, 6/01/37	6/28 at 100.00	A-	2,308,316
4,930	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 3.200%, 6/01/27	No Opt. Call	BBB+	5,020,663
6,795	Toms River Board of Education, Ocean County, New Jersey, General Obligation Bonds, Regional Schools Series 2019, 2.250%, 7/15/28	7/26 at 100.00	AA-	7,106,619
26,062	Toms River, Ocean County, New Jersey, General Obligation Bonds, BAN Series 2021, 1.000%, 6/15/22	No Opt. Call	N/R	26,226,191
	Union County, New Jersey, General Obligation Bonds, Refunding Series 2017:
6,695	3.000%, 3/01/28	9/25 at 100.00	Aaa	7,243,722
6,105	3.000%, 3/01/29	9/25 at 100.00	Aaa	6,576,489
513,231	Total New Jersey			550,178,043
	New Mexico – 0.4%
5,250	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010A, 0.875%, 6/01/40 (Mandatory Put 10/01/26) (WI/DD, Settling 10/01/21)	No Opt. Call	BBB	5,204,167
4,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010B, 2.125%, 6/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	4,046,040
2,150	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019D, 2.800%, 7/01/34	1/29 at 100.00	Aaa	2,267,455
2,000	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021A, 1.950%, 7/01/36	7/30 at 100.00	Aaa	1,947,580
1,000	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021C, 1.875%, 7/01/36	7/30 at 100.00	Aaa	973,030
6,255	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding & Aquisition Sub-Series 2019A, 5.000%, 11/01/39 (Mandatory Put 5/01/25)	2/25 at 100.73	Aa2	7,192,124
	San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series 2015A:
1,510	5.000%, 6/15/22	No Opt. Call	A+	1,559,664
1,565	5.000%, 6/15/23	No Opt. Call	A+	1,685,802
1,625	5.000%, 6/15/24	No Opt. Call	A+	1,820,439
1,690	5.000%, 6/15/25	No Opt. Call	A+	1,958,997
1,760	5.000%, 6/15/26	6/25 at 100.00	A+	2,032,448
229

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Mexico (continued)
$ 750	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences Project, Series 2019B-2, 2.250%, 5/15/24	11/21 at 100.00	BB+	$750,863
1,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences Project, TEMPS 85 Series 2019B-1, 2.625%, 5/15/25	11/21 at 100.00	BB+	1,001,510
30,555	Total New Mexico			32,440,119
	New York – 9.0%
27,235	Binghamton, New York, General Obligation Bonds, Anticipation Notes, Various Improvements Series 2021, 1.000%, 4/15/22	No Opt. Call	N/R	27,350,999
31,365	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021B, 5.000%, 3/15/27	No Opt. Call	AA+	38,618,784
1,305	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2012-1, 5.000%, 7/01/23 (Pre-refunded 1/01/22)	1/22 at 100.00	AA (4)	1,320,477
1,725	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A, 5.000%, 9/01/27	No Opt. Call	BBB-	2,102,189
500	Dormitory Authority of the State of New York, Revenue Bonds, Northwell Healthcare Inc, Series 2019B-3, 5.000%, 5/01/48 (Mandatory Put 5/01/26)	11/25 at 100.00	A-	585,290
500	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2014, 5.000%, 7/01/23	No Opt. Call	A	540,495
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
1,200	4.000%, 12/01/21, 144A	No Opt. Call	BBB-	1,206,852
1,000	5.000%, 12/01/22, 144A	No Opt. Call	BBB-	1,052,800
2,000	5.000%, 12/01/23, 144A	No Opt. Call	BBB-	2,193,500
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2020A Forward Delivery:
1,780	5.000%, 7/01/22	No Opt. Call	A1	1,844,151
1,000	5.000%, 7/01/24	No Opt. Call	A1	1,125,930
1,000	5.000%, 7/01/25	No Opt. Call	A1	1,166,060
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A:
5	5.000%, 12/15/21 (ETM)	No Opt. Call	N/R (4)	5,048
13,315	5.000%, 12/15/21	No Opt. Call	AA+	13,443,756
8,455	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D, 5.000%, 2/15/27	No Opt. Call	AA+	10,386,883
18,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A Bidding Group 1 thru 5, 5.000%, 3/15/25 (ETM)	No Opt. Call	AA+ (4)	20,851,920
3,135	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021A, 5.000%, 3/15/26	No Opt. Call	AA+	3,751,780
10,000	Evans-Brant Central School District, Erie County, New York, General Oligation Bonds, Series 2021C, 1.500%, 6/24/22	No Opt. Call	N/R	10,101,000
24,337	Guilderland Central School District, Albany County, New York, General Obligation Bonds, Series 2021, 1.250%, 7/29/22	No Opt. Call	N/R	24,555,239
230

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Islip, Suffolk County, New York, General Obligation Bonds, Refunding Series 2021C:
$ 1,120	4.000%, 10/15/22	No Opt. Call	Aaa	$1,164,509
1,165	4.000%, 10/15/23	No Opt. Call	Aaa	1,255,229
1,210	4.000%, 10/15/24	No Opt. Call	Aaa	1,346,270
1,255	4.000%, 10/15/25	No Opt. Call	Aaa	1,434,565
17,107	Lake Placid Central School District, Essex County, New York, General Obligation Bonds, Anticipation Notes Series 2021, 1.500%, 6/24/22	No Opt. Call	N/R	17,267,957
11,865	Long Island Power Authority, New York, Electric System General Revenue Bonds, Notes Series 2021, 1.000%, 9/01/25	9/23 at 100.00	A	11,968,819
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
700	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	697,732
1,350	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	1,336,919
1,045	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2020A, 5.000%, 9/01/25	No Opt. Call	A	1,229,965
14,035	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Bond Anticipation Series 2019A, 5.000%, 3/01/22	No Opt. Call	N/R	14,308,542
5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Refunding Green Series 2016B-2, 5.000%, 11/15/32	11/26 at 100.00	AA	5,980,700
14,890	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22	No Opt. Call	N/R	15,318,385
29,945	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22	No Opt. Call	N/R	31,213,171
4,935	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019F, 5.000%, 11/15/22	No Opt. Call	N/R	5,190,682
43,485	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2020A-2S, 4.000%, 2/01/22	No Opt. Call	N/R	44,008,125
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Climate Certified Series 2020E:
1,500	5.000%, 11/15/30	No Opt. Call	A3	1,917,285
2,250	5.000%, 11/15/32	11/30 at 100.00	A3	2,836,958
7,725	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/30	11/22 at 100.00	A3	8,097,422
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012D:
1,000	5.000%, 11/15/26	11/22 at 100.00	A3	1,050,060
2,180	5.000%, 11/15/29	11/22 at 100.00	A3	2,285,338
6,785	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Variable Rate Demand Obligations, Series 2005D-1, 0.364%, 11/01/35 (Mandatory Put 4/01/24) (SOFR*0.67% reference rate + 0.330% spread) (5)	1/24 at 100.00	A3	6,760,438
231

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
$ 2,010	5.000%, 7/01/23	No Opt. Call	A-	$2,172,790
1,075	5.000%, 7/01/24	No Opt. Call	A-	1,204,409
650	5.000%, 7/01/25	7/24 at 100.00	A-	729,573
1,000	5.000%, 7/01/26	7/24 at 100.00	A-	1,119,800
1,500	5.000%, 7/01/27	7/24 at 100.00	A-	1,678,380
19,330	Nassau County, New York, General Obligation Bonds, Revenue Anticipation Note Series 2021B, 2.000%, 1/07/22	No Opt. Call	N/R	19,426,457
34,215	Nassau County, New York, General Obligation Bonds, Tax Anticipation Notes Series 2021B, 2.000%, 12/10/21	No Opt. Call	N/R	34,338,858
5,530	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Green Series 2020D-1B, 2.000%, 11/01/35	5/28 at 100.00	AA+	5,414,036
2,040	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Green Series 2020D-2, 0.700%, 5/01/60 (Mandatory Put 11/01/24)	11/22 at 100.00	AA+	2,045,610
34,540	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2018C-2A, 2.350%, 7/01/22	10/21 at 100.00	AA+	34,686,795
13,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2018L-2, 2.750%, 5/01/50 (Mandatory Put 12/29/23)	12/22 at 100.00	AA+	13,365,690
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A:
3,730	3.450%, 11/01/34	2/27 at 100.00	AA+	4,021,574
2,785	1.125%, 5/01/60 (Mandatory Put 11/01/24)	5/22 at 100.00	AA+	2,795,889
5,510	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2019G-1B, 2.550%, 11/01/34	5/27 at 100.00	AA+	5,639,981
1,180	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, The Churchill School and Center for Learning Disabilities Inc, Short Term Auction Rate Series 1999, 2.250%, 10/01/29 – AGM Insured	No Opt. Call	AA	1,194,998
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A:
1,000	5.000%, 1/01/24 – AGM Insured	No Opt. Call	AA	1,103,850
1,000	5.000%, 1/01/25 – AGM Insured	No Opt. Call	AA	1,145,630
1,000	5.000%, 1/01/26 – AGM Insured	No Opt. Call	AA	1,180,510
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries A:
25,015	5.000%, 11/01/23	No Opt. Call	AAA	27,493,986
5,870	5.000%, 11/01/24	No Opt. Call	AAA	6,711,347
8,000	5.000%, 11/01/26	No Opt. Call	AAA	9,746,880
13,340	5.000%, 11/01/27	No Opt. Call	AAA	16,654,056
6,820	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2022 Subseries A-1, 5.000%, 11/01/25	No Opt. Call	AAA	8,064,786
232

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 13,545	New York City, New York, General Obligation Bonds, Fiscal 2008 Series J-4, 5.000%, 8/01/24	No Opt. Call	Aa2	$15,336,191
	New York City, New York, General Obligation Bonds, Fiscal 2021 Series A-1:
5,000	5.000%, 8/01/24	No Opt. Call	AA	5,661,200
1,080	5.000%, 8/01/25	No Opt. Call	AA	1,266,332
10,055	5.000%, 8/01/26	No Opt. Call	AA	12,152,071
12,635	5.000%, 8/01/27	No Opt. Call	AA	15,650,595
5,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004A, 2.875%, 5/15/32 (Mandatory Put 7/01/25)	No Opt. Call	A	5,362,400
45,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004B, 3.000%, 5/15/32 (Mandatory Put 7/01/25) (AMT)	No Opt. Call	A	48,467,700
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2018I:
3,550	2.550%, 11/01/22	9/20 at 100.00	Aa2	3,635,590
5,250	2.650%, 5/01/23	4/21 at 100.00	Aa2	5,439,945
3,000	2.700%, 11/01/23	8/22 at 100.00	Aa2	3,142,380
6,480	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Green Series 2020J, 0.750%, 5/01/25	7/22 at 100.00	Aa2	6,494,904
15,215	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Green Series 2020L-2, 0.750%, 11/01/25	1/22 at 100.00	Aa2	15,225,803
8,065	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2019C, 3.500%, 11/01/34	5/28 at 100.00	Aa2	8,765,687
5,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2020H, 2.100%, 11/01/35	5/29 at 100.00	Aa2	4,985,600
1,250	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2018J, 2.500%, 5/01/22	10/21 at 100.00	Aa2	1,251,338
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2019E:
1,805	1.950%, 5/01/22	10/21 at 100.00	Aa2	1,806,462
2,250	2.100%, 5/01/23	10/21 at 100.00	Aa2	2,251,935
9,485	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 223, 2.650%, 10/01/34	10/28 at 100.00	Aa1	9,887,164
2,400	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 225, 2.000%, 10/01/35	10/29 at 100.00	Aa1	2,330,976
3,460	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 227, 2.100%, 10/01/35	10/29 at 100.00	Aa1	3,401,872
	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 231:
3,425	2.000%, 10/01/33	4/30 at 100.00	Aa1	3,366,638
9,990	2.200%, 10/01/36	4/30 at 100.00	Aa1	9,890,899
3,015	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, 4.000%, 10/01/30 (AMT)	No Opt. Call	Baa3	3,527,912
233

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-Six Series 2021:
$ 3,250	5.000%, 10/15/22 (AMT)	No Opt. Call	Aa3	$3,409,477
3,200	5.000%, 10/15/23 (AMT)	No Opt. Call	Aa3	3,499,648
4,250	5.000%, 10/15/24 (AMT)	No Opt. Call	Aa3	4,826,385
	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
500	5.000%, 7/01/25	7/24 at 100.00	A-	561,210
500	5.000%, 7/01/27	7/24 at 100.00	A-	559,460
	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2:
1,170	5.000%, 6/01/24	No Opt. Call	N/R	1,314,483
2,370	5.000%, 6/01/25	No Opt. Call	N/R	2,757,993
2,220	5.000%, 6/01/26	No Opt. Call	N/R	2,663,512
2,230	5.000%, 6/01/27	No Opt. Call	A	2,748,497
1,500	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Subordinate Series 2021B-1, 0.450%, 6/01/31	No Opt. Call	A	1,485,900
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Variable Rate Demand Obligation Series 2005B-3 & 2005B-4, 0.414%, 1/01/32 (Mandatory Put 2/01/24) (SOFR *0.67% reference rate + 0.380% spread) (5)	11/23 at 100.00	AA-	2,501,700
1,200	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Refunding Series 2020A Forward Delivery, 5.000%, 9/01/22	No Opt. Call	A3	1,252,428
	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A:
2,600	5.000%, 6/01/22	No Opt. Call	A	2,677,922
3,335	5.000%, 6/01/23	No Opt. Call	A	3,583,091
1,900	5.000%, 6/01/26	No Opt. Call	A	2,258,891
16,787	Victor Central School District, Ontario, Monroe & Wayne Counties, New York, General Obligation Bonds, Anticipation Notes, Series 2021A, 1.500%, 7/29/22	No Opt. Call	N/R	16,971,081
	Yonkers, New York, General Obligation Bonds, Series 2012C:
2,440	3.000%, 8/15/22	No Opt. Call	A	2,497,389
2,510	3.000%, 8/15/23	No Opt. Call	A	2,628,773
738,961	Total New York			788,307,543
	North Carolina – 1.4%
7,525	Alamance County, North Carolina, General Obligation Bonds, Public Improvement Series 2021, 5.000%, 5/01/24	No Opt. Call	AA	8,438,987
1,605	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Recovery Zone Facility Bonds, International Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34 (Mandatory Put 6/16/25)	No Opt. Call	BBB	1,648,158
	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2021:
2,870	3.000%, 8/01/22	No Opt. Call	AAA	2,937,158
3,935	4.000%, 8/01/23	No Opt. Call	AAA	4,206,043
10,800	Mecklenburg County, North Carolina, General Obligation Bonds, School Series 2021, 5.000%, 3/01/27	No Opt. Call	AAA	13,312,512
234

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$ 1,010	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2019-42, 2.450%, 7/01/34	7/28 at 100.00	AA+	$1,045,885
3,475	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2020-43, 2.625%, 1/01/35	1/29 at 100.00	AA+	3,631,896
5,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2021-47, 2.000%, 7/01/36	7/30 at 100.00	AA+	4,881,750
	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A:
3,070	5.000%, 1/01/26	No Opt. Call	A	3,621,341
2,890	5.000%, 1/01/27	1/26 at 100.00	A	3,387,831
36,670	North Carolina State, Limited Obligation Bonds, Series 2020B, 5.000%, 5/01/24	No Opt. Call	AA+	41,144,107
16,670	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Bond Anticipation Bond Senior Lien Series 2020, 5.000%, 2/01/24	No Opt. Call	BBB	18,380,342
13,655	Wake County, North Carolina, General Obligation Bonds, Refunding Series 2016A, 5.000%, 3/01/23	No Opt. Call	AAA	14,586,954
109,175	Total North Carolina			121,222,964
	North Dakota – 0.7%
2,445	Bismarck, Burleigh County, North Dakota, General Obligation Bonds, Refunding & Improvement Series 2020P, 4.000%, 5/01/24	No Opt. Call	Aa1	2,675,955
8,385	Cass County Joint Water Reserve District, North Dakota, Temporary Improvement Special Assessment Bonds, Refunding Series 2021A, 0.480%, 5/01/24	11/22 at 100.00	Aa3	8,397,158
1,600	City of Horace ND, 0.600%, 10/01/23 (WI/DD, Settling 10/14/21)	10/22 at 100.00	Baa2	1,600,101
	Fargo, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021A:
1,085	5.000%, 5/01/23	No Opt. Call	Aa2	1,166,418
1,140	5.000%, 5/01/24	No Opt. Call	Aa2	1,278,772
1,200	5.000%, 5/01/25	No Opt. Call	Aa2	1,396,764
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
1,000	4.500%, 12/01/32	12/21 at 100.00	Baa2	1,006,800
5,000	5.000%, 12/01/32	12/21 at 100.00	Baa2	5,037,950
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A:
820	5.000%, 12/01/22	No Opt. Call	Baa2	864,280
920	5.000%, 12/01/23	No Opt. Call	Baa2	1,011,310
1,655	5.000%, 12/01/25	No Opt. Call	Baa2	1,940,636
2,380	5.000%, 12/01/26	No Opt. Call	Baa2	2,863,545
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2021:
1,250	5.000%, 12/01/27	No Opt. Call	Baa2	1,534,300
2,000	5.000%, 12/01/28	No Opt. Call	Baa2	2,496,060
235

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota (continued)
	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021:
$ 200	3.000%, 5/01/23	No Opt. Call	Baa2	$207,594
200	3.000%, 5/01/25	No Opt. Call	Baa2	214,976
225	4.000%, 5/01/27	No Opt. Call	Baa2	257,920
500	3.000%, 5/01/28	5/27 at 100.00	Baa2	541,830
400	3.000%, 5/01/29	5/27 at 100.00	Baa2	429,100
430	3.000%, 5/01/30	5/27 at 100.00	Baa2	458,939
205	3.000%, 5/01/32	5/27 at 100.00	Baa2	215,996
	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2019C:
3,640	2.800%, 7/01/32	7/28 at 100.00	Aa1	3,878,202
1,435	3.000%, 7/01/34	7/28 at 100.00	Aa1	1,523,568
2,500	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020A, 2.700%, 7/01/35	7/29 at 100.00	Aa1	2,603,950
3,250	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020B, 2.100%, 7/01/35	1/30 at 100.00	Aa1	3,273,367
3,600	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2021A, 2.050%, 7/01/36	7/30 at 100.00	Aa1	3,559,860
650	University of North Dakota, Certificates of Participation, Housing Infrastructure Project, Series 2021A, 5.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	729,879
	Williston, North Dakota, County-Wide Public Safety Sales Tax Revenue Bonds, Series 2015A:
2,275	4.000%, 7/15/22	No Opt. Call	BBB+	2,326,301
2,365	5.000%, 7/15/23	7/22 at 100.00	BBB+	2,446,758
2,485	5.000%, 7/15/24	7/22 at 100.00	BBB+	2,569,341
5,485	5.000%, 7/15/25	7/22 at 100.00	BBB+	5,666,060
60,725	Total North Dakota			64,173,690
	Ohio – 3.6%
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children's Hospital Medical Center, Improvement & Refunding Series 2012:
2,000	5.000%, 11/15/21	No Opt. Call	AA-	2,010,880
2,655	5.000%, 11/15/22	5/22 at 100.00	AA-	2,732,234
20,035	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017B, 5.000%, 8/01/47 (Mandatory Put 5/05/22)	No Opt. Call	AA-	20,575,144
236

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
$ 5,305	5.000%, 6/01/27	No Opt. Call	A	$6,443,347
11,455	5.000%, 6/01/28	No Opt. Call	A	14,215,770
15,870	5.000%, 6/01/29	No Opt. Call	A	20,083,961
7,680	5.000%, 6/01/30	No Opt. Call	A	9,883,546
6,205	5.000%, 6/01/31	6/30 at 100.00	A	7,938,863
6,740	5.000%, 6/01/32	6/30 at 100.00	A-	8,585,816
3,240	5.000%, 6/01/33	6/30 at 100.00	A-	4,112,305
6,265	5.000%, 6/01/34	6/30 at 100.00	A-	7,917,080
13,740	5.000%, 6/01/35	6/30 at 100.00	A-	17,312,812
2,745	5.000%, 6/01/36	6/30 at 100.00	A-	3,451,261
2,000	4.000%, 6/01/37	6/30 at 100.00	A-	2,325,140
1,000	4.000%, 6/01/38	6/30 at 100.00	A-	1,159,110
1,015	4.000%, 6/01/39	6/30 at 100.00	A-	1,173,005
	Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017:
1,000	5.000%, 12/01/21	No Opt. Call	A-	1,007,410
1,000	5.000%, 12/01/22	No Opt. Call	A-	1,053,640
1,225	5.000%, 12/01/24	No Opt. Call	A-	1,389,028
1,000	5.000%, 12/01/25	No Opt. Call	A-	1,168,120
1,005	Cleveland, Ohio, Water Revenue Bonds, Series 2020FF, 5.000%, 1/01/28	No Opt. Call	AA+	1,258,541
5,290	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 4/01/30	10/28 at 100.00	AAA	6,727,981
	Cuyahoga Falls City School District, Summit County, Ohio, General Obligation Bonds, School Improvement Series 2021:
1,000	3.000%, 12/01/22 – BAM Insured	No Opt. Call	AA	1,032,790
875	3.000%, 12/01/23 – BAM Insured	No Opt. Call	AA	926,800
1,975	3.000%, 12/01/30 – BAM Insured	No Opt. Call	AA	1,984,026
1,000	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Bonds, Columbus City & Franklin County Lessees, Refunding Anticipation Series 2014, 5.000%, 12/01/23 (ETM)	No Opt. Call	Aa1 (4)	1,102,860
5,835	Franklin County, Ohio, Revenue Bonds, CHE Trinity Health Credit Group, Variable Rate Demand Obligation Series 2013, 0.080%, 12/01/46 (Mandatory Put 11/01/21)	5/20 at 100.00	AA-	5,834,708
	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Medical Center, Refunding Series 2014S:
340	5.000%, 5/15/22	No Opt. Call	AA	350,091
1,065	5.000%, 5/15/23	No Opt. Call	AA	1,147,207
237

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Indian Hill Exempted Village School District, Hamilton County, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2021:
$ 1,660	4.000%, 12/01/22	No Opt. Call	Aaa	$1,733,638
1,725	4.000%, 12/01/23	No Opt. Call	Aaa	1,865,794
1,435	4.000%, 12/01/24	No Opt. Call	Aaa	1,601,030
1,000	4.000%, 12/01/25	No Opt. Call	Aaa	1,144,560
910	4.000%, 12/01/26	No Opt. Call	Aaa	1,064,190
1,700	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/23	No Opt. Call	AA+	1,800,725
5,120	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/22	No Opt. Call	N/R	6,400
4,385	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23	No Opt. Call	N/R	5,481
35,230	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (7)	No Opt. Call	N/R	44,038
1,015	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (7)	No Opt. Call	N/R	1,269
35	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005B, 3.125%, 1/01/34 (7)	No Opt. Call	N/R	44
2,525	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (7)	No Opt. Call	N/R	3,156
10,660	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005A, 2.100%, 1/01/29 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	11,052,075
13,950	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005B, 2.100%, 7/01/28 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	14,466,708
1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005D, 2.100%, 10/01/28 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	1,037,030
15,750	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007A, 2.500%, 8/01/40 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	17,086,702
10,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007B, 2.500%, 11/01/42 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	10,861,900
2,240	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014A, 2.400%, 12/01/38 (Mandatory Put 10/01/29)	10/24 at 100.00	BBB+	2,349,715
10,860	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014B, 2.600%, 6/01/41 (Mandatory Put 10/01/29) (AMT)	10/24 at 100.00	BBB+	11,413,317
1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014C, 2.100%, 12/01/27 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	1,037,080
238

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 6,600	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014D, 1.900%, 5/01/26 (Mandatory Put 10/01/24)	No Opt. Call	BBB+	$6,815,754
860	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, 144A (AMT)	No Opt. Call	N/R	957,507
2,015	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019A, 3.500%, 9/01/34	3/28 at 100.00	Aaa	2,143,134
3,550	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019B, 2.800%, 9/01/34	9/28 at 100.00	Aaa	3,757,426
2,095	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2020A, 2.500%, 9/01/35	3/29 at 100.00	Aaa	2,156,761
3,995	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2021A, 2.050%, 9/01/36	3/30 at 100.00	Aaa	3,965,237
	Ohio State, Capital Facilities Lease Appropriation Bonds, Mental Health Facilities Improvement Fund Project, Series 2021A:
2,650	5.000%, 2/01/24	No Opt. Call	AA	2,940,148
2,725	5.000%, 2/01/25	No Opt. Call	AA	3,140,535
26,000	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2018D, 5.000%, 1/15/39 (Mandatory Put 9/15/23)	No Opt. Call	A	28,321,800
	Ohio State, Major New State Infrastructure Project Revenue Bonds, Series 2021-1A:
2,000	5.000%, 12/15/21	No Opt. Call	AA	2,019,300
2,500	5.000%, 12/15/22	No Opt. Call	AA	2,643,825
1,215	5.000%, 12/15/23	No Opt. Call	AA	1,341,895
1,840	5.000%, 12/15/24	No Opt. Call	AA	2,112,964
3,315	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/49 (7)	No Opt. Call	N/R	4,144
5,380	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (7)	No Opt. Call	N/R	6,725
1,175	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008B, 3.625%, 10/01/33	No Opt. Call	N/R	1,469
7,135	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010A, 3.750%, 7/01/33 (7)	No Opt. Call	N/R	8,919
120	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010C, 4.000%, 6/01/33	No Opt. Call	N/R	150
2,245	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (7)	No Opt. Call	N/R	2,806
	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2020B:
1,560	5.000%, 6/01/25	No Opt. Call	AAA	1,821,550
7,410	5.000%, 12/01/26	No Opt. Call	AAA	9,066,135
239

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, Refunding Series 2021A:
$ 5,135	4.000%, 12/01/25 (WI/DD, Settling 10/13/21)	No Opt. Call	AAA	$5,868,381
4,905	4.000%, 12/01/26 (WI/DD, Settling 10/13/21)	No Opt. Call	AAA	5,734,877
349,185	Total Ohio			318,309,770
	Oklahoma – 2.6%
	Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Refunding Series 2020:
760	4.000%, 12/01/22	No Opt. Call	A	792,171
665	4.000%, 12/01/24	No Opt. Call	A	735,736
	Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Series 2020:
655	4.000%, 9/01/23	No Opt. Call	A	699,134
1,195	4.000%, 9/01/25	No Opt. Call	A	1,346,359
1,600	2.000%, 9/01/27	No Opt. Call	A	1,669,056
	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Refunding Series 2021:
1,660	3.000%, 9/01/22	No Opt. Call	AA-	1,701,799
2,000	3.000%, 9/01/23	No Opt. Call	AA-	2,101,500
3,955	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2017, 4.000%, 9/01/24	No Opt. Call	AA-	4,364,738
6,505	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016, 5.000%, 6/01/23	No Opt. Call	A+	7,018,440
	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2021:
3,500	4.000%, 6/01/26	No Opt. Call	Aa3	4,034,695
9,000	4.000%, 6/01/27	No Opt. Call	Aa3	10,582,110
1,250	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Noble Public Schools Project, Series 2017, 5.000%, 9/01/29	9/27 at 100.00	A	1,525,175
	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2019:
2,850	5.000%, 6/01/22	No Opt. Call	A+	2,939,889
3,955	5.000%, 6/01/24	No Opt. Call	A+	4,436,561
3,245	5.000%, 6/01/25	No Opt. Call	A+	3,764,622
1,000	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A, 5.000%, 12/01/24	No Opt. Call	A	1,124,530
2,135	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A, 5.000%, 9/01/26	No Opt. Call	A	2,570,455
240

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018:
$ 385	5.000%, 9/01/24	No Opt. Call	A-	$427,824
310	5.000%, 9/01/25	No Opt. Call	A-	354,228
200	5.000%, 9/01/26	No Opt. Call	A-	234,152
450	5.000%, 9/01/27	No Opt. Call	A-	537,885
510	5.000%, 9/01/29	9/28 at 100.00	A-	638,229
350	5.000%, 9/01/30	9/28 at 100.00	A-	435,981
1,100	5.000%, 9/01/31	9/28 at 100.00	A-	1,364,880
300	5.000%, 9/01/32	9/28 at 100.00	A-	371,253
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Minco Public Schools Project, Series 2018:
1,305	5.000%, 9/01/31	9/28 at 100.00	A-	1,619,244
1,000	5.000%, 9/01/32	9/28 at 100.00	A-	1,237,510
1,195	5.000%, 9/01/33	9/28 at 100.00	A-	1,473,937
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Tuttle Public Schools Project, Series 2019:
625	4.000%, 9/01/25	No Opt. Call	A+	703,906
685	4.000%, 9/01/27	No Opt. Call	A+	802,608
665	4.000%, 9/01/29	No Opt. Call	A+	803,021
	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Blanchard Public Schools Project, Series 2019:
550	4.000%, 9/01/22	No Opt. Call	A	567,963
460	4.000%, 9/01/23	No Opt. Call	A	489,362
485	4.000%, 9/01/24	No Opt. Call	A	529,926
920	4.000%, 9/01/25	No Opt. Call	A	1,026,343
1,430	4.000%, 9/01/26	No Opt. Call	A	1,622,564
600	4.000%, 9/01/27	No Opt. Call	A	689,628
675	4.000%, 9/01/28	No Opt. Call	A	787,090
615	4.000%, 9/01/29	No Opt. Call	A	725,885
	Okarche Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Okarche Public Schools Project, Series 2016:
1,100	5.000%, 9/01/27	9/26 at 100.00	A-	1,314,313
1,125	5.000%, 9/01/28	9/26 at 100.00	A-	1,340,381
	Oklahoma City, Oklahoma, General Obligation Bonds, Series 2021:
6,140	2.000%, 3/01/23	No Opt. Call	AAA	6,297,368
4,640	2.000%, 3/01/24	No Opt. Call	AAA	4,830,333
241

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jones Public Schools Project, Series 2020:
$ 590	4.000%, 9/01/26	No Opt. Call	BBB+	$667,042
1,000	4.000%, 9/01/27	No Opt. Call	BBB+	1,147,540
1,000	4.000%, 9/01/28	No Opt. Call	BBB+	1,162,490
1,000	4.000%, 9/01/29	No Opt. Call	BBB+	1,175,430
1,000	4.000%, 9/01/30	No Opt. Call	BBB+	1,186,300
1,000	4.000%, 9/01/31	9/30 at 100.00	BBB+	1,195,870
1,000	4.000%, 9/01/32	9/30 at 100.00	BBB+	1,176,440
	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public Schools Project, Series 2018:
1,500	5.000%, 10/01/21	No Opt. Call	A+	1,500,000
465	5.000%, 10/01/22	No Opt. Call	A+	486,683
	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Western Heights Public Schools Project, Series 2018A:
1,275	5.000%, 9/01/23	No Opt. Call	A+	1,384,599
3,155	5.000%, 9/01/24	No Opt. Call	A+	3,557,294
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
600	5.000%, 8/15/22	No Opt. Call	Baa3	621,690
2,295	5.000%, 8/15/24	No Opt. Call	Baa3	2,562,551
1,895	5.000%, 8/15/25	No Opt. Call	Baa3	2,180,652
1,000	5.000%, 8/15/26	No Opt. Call	Baa3	1,181,450
3,650	5.000%, 8/15/27	No Opt. Call	Baa3	4,411,426
1,000	5.000%, 8/15/28	No Opt. Call	Baa3	1,233,440
5,655	Oklahoma Development Finance Authority, Limited Obligation Revenue Bonds, Gilcrease Expressway West Project, Series 2020, 1.625%, 7/06/23 (AMT)	6/22 at 100.00	Baa2	5,700,014
1,995	Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds, Series 2004A, 2.375%, 12/01/21	No Opt. Call	A-	2,001,843
435	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2020A, 2.650%, 9/01/35	3/29 at 100.00	Aaa	452,283
	Pittsburg County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, McAlester Public Schools Project, Series 2021:
175	4.000%, 12/01/28	No Opt. Call	A-	204,941
250	4.000%, 12/01/29	No Opt. Call	A-	295,633
325	4.000%, 12/01/30	No Opt. Call	A-	387,449
255	4.000%, 12/01/31	No Opt. Call	A-	307,627
225	4.000%, 12/01/32	12/31 at 100.00	A-	270,205
	Rogers County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Verdigris Public Schools Project, Series 2018:
1,780	3.000%, 9/01/22	No Opt. Call	A+	1,823,824
5,255	4.000%, 9/01/24	No Opt. Call	A+	5,764,104
242

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Rogers County Industrial Development Authority, Oklahoma, Capital Improvement Revenue Bonds, Refunding Series 2017:
$ 800	3.000%, 4/01/22	No Opt. Call	N/R	$809,464
825	3.000%, 4/01/23	No Opt. Call	N/R	853,099
850	3.000%, 4/01/24	No Opt. Call	N/R	894,387
725	4.000%, 4/01/25	No Opt. Call	N/R	796,942
770	4.000%, 4/01/26	4/25 at 100.00	N/R	839,623
715	4.000%, 4/01/27	4/25 at 100.00	N/R	773,523
	Sand Springs Municipal Authority, Oklahoma, Utility System Revenue Bonds, Refunding Series 2020:
400	3.000%, 11/01/31	11/28 at 100.00	Aa3	439,072
500	3.000%, 11/01/32	11/28 at 100.00	Aa3	546,980
530	3.000%, 11/01/33	11/28 at 100.00	Aa3	577,742
645	Stillwater Utilities Authority, Oklahoma, Utility System and Sales Tax Revenue Bonds, Series 2014A, 5.000%, 10/01/21	No Opt. Call	AA-	645,000
	Texas County Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Guymon Public Schools Project, Series 2018:
1,060	4.000%, 12/01/21	No Opt. Call	A	1,066,190
885	4.000%, 12/01/23	No Opt. Call	A	945,711
1,100	5.000%, 12/01/25	No Opt. Call	A	1,272,238
2,240	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2012, 4.000%, 9/01/22	No Opt. Call	AA-	2,317,549
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016:
1,150	5.000%, 9/01/22	No Opt. Call	AA-	1,200,243
6,825	5.000%, 9/01/23	No Opt. Call	AA-	7,440,478
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2019A:
8,175	5.000%, 9/01/27	No Opt. Call	AA-	10,004,401
10,180	5.000%, 9/01/28	No Opt. Call	AA-	12,726,629
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Glenpool Public Schools Project, Series 2017A:
570	5.000%, 9/01/22	No Opt. Call	A+	594,476
765	5.000%, 9/01/23	No Opt. Call	A+	832,756
600	5.000%, 9/01/24	No Opt. Call	A+	678,366
1,330	5.000%, 9/01/25	No Opt. Call	A+	1,554,690
2,030	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015, 5.000%, 9/01/22	No Opt. Call	AA-	2,118,691
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Owasso Public Schools Project, Series 2018:
1,510	5.000%, 9/01/22	No Opt. Call	A+	1,574,839
1,050	5.000%, 9/01/23	No Opt. Call	A+	1,142,998
243

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Sand Springs Public Schools Project, Series 2019:
$ 725	5.000%, 9/01/25	No Opt. Call	A	$840,463
500	4.000%, 9/01/26	No Opt. Call	A	570,410
630	5.000%, 9/01/26	No Opt. Call	A	744,805
1,010	5.000%, 9/01/27	No Opt. Call	A	1,230,200
1,500	Tulsa Public Facilities Authority, Oklahoma, Capital Improvement Revenue Bonds, Series 2020, 3.000%, 5/01/24	No Opt. Call	AA-	1,597,650
30,465	Tulsa, Oklahoma, General Obligation Bonds, Refunding Series 2021A, 0.750%, 2/01/23	No Opt. Call	Aa1	30,705,673
	Wagoner County School Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Wagoner Public Schools Project, Series 2019:
1,450	4.000%, 9/01/27	No Opt. Call	A-	1,647,185
300	4.000%, 9/01/28	No Opt. Call	A-	343,659
	Washington County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Caney Valley Public Schools Project, Series 2021:
325	3.000%, 9/01/23	No Opt. Call	A-	340,668
710	3.000%, 9/01/25	No Opt. Call	A-	769,179
530	3.000%, 9/01/27	No Opt. Call	A-	583,933
430	3.000%, 9/01/29	No Opt. Call	A-	478,715
750	3.000%, 9/01/31	No Opt. Call	A-	841,552
	Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease Revenue Bonds, Weatherford Public Schools Project, Series 2019:
1,200	5.000%, 3/01/23	No Opt. Call	A-	1,272,408
1,300	5.000%, 3/01/25	No Opt. Call	A-	1,478,360
1,725	5.000%, 3/01/27	No Opt. Call	A-	2,064,307
203,305	Total Oklahoma			224,826,858
	Oregon – 1.0%
	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A:
1,745	5.000%, 6/15/22	No Opt. Call	AA+	1,804,138
1,785	5.000%, 6/15/23	No Opt. Call	AA+	1,929,460
2,315	5.000%, 6/15/24	No Opt. Call	AA+	2,606,736
1,305	5.000%, 6/15/25	No Opt. Call	AA+	1,523,157
1,085	5.000%, 6/15/26	No Opt. Call	AA+	1,306,915
1,000	5.000%, 6/15/27	No Opt. Call	AA+	1,238,440
	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015:
11,045	5.000%, 6/15/25	No Opt. Call	AA+	12,891,393
5,025	5.000%, 6/15/26	6/25 at 100.00	AA+	5,865,029
500	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc, Series 2020B-2, 2.750%, 11/15/25	11/21 at 100.00	N/R	500,855
244

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2017B:
$ 2,340	5.000%, 6/15/27	No Opt. Call	AA+	$2,893,527
2,045	5.000%, 6/15/28	6/27 at 100.00	AA+	2,535,473
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2018:
1,440	4.000%, 6/15/23	No Opt. Call	Aa1	1,531,901
1,000	5.000%, 6/15/25	No Opt. Call	Aa1	1,165,960
	Deschutes Public Library District, Deschutes County, Oregon, General Obligation Bonds, Series 2021:
575	4.000%, 6/01/23	No Opt. Call	Aa2	610,972
575	4.000%, 6/01/24	No Opt. Call	Aa2	631,270
785	4.000%, 6/01/25	No Opt. Call	Aa2	886,587
775	4.000%, 6/01/26	No Opt. Call	Aa2	895,326
1,720	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Adventist Health System/West, Refunding Variable Rate Series 2019, 5.000%, 3/01/40 (Mandatory Put 3/01/25)	9/24 at 100.00	A	1,927,105
5,800	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Terwilliger Plaza-Parkview Project, Refunding Green Series 2021B-2, 0.950%, 6/01/27	12/22 at 100.00	BB+	5,752,382
7,550	Oregon Business Development Commission, Economic Development Revenue Bonds, Intel Corporation Project, 250 Series 2019, 5.000%, 3/01/49 (Mandatory Put 3/01/22) (AMT)	No Opt. Call	A+	7,690,430
12,000	Oregon Health and Science University, Revenue Bonds, Series 2019B-2, 5.000%, 7/01/42 (Mandatory Put 2/01/25)	11/24 at 100.00	AA-	13,648,560
7,225	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/36	7/30 at 100.00	Aa2	7,108,461
11,400	Oregon State Business Development Commission, Recovery Zone Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%, 12/01/40 (Mandatory Put 8/14/23)	No Opt. Call	A+	11,809,830
81,035	Total Oregon			88,753,907
	Pennsylvania – 4.3%
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A:
1,170	5.000%, 4/01/22	No Opt. Call	A	1,197,132
1,405	5.000%, 4/01/23	No Opt. Call	A	1,502,760
2,415	5.000%, 4/01/24	No Opt. Call	A	2,690,986
2,545	5.000%, 4/01/25	No Opt. Call	A	2,938,482
2,000	5.000%, 4/01/26	No Opt. Call	A	2,380,540
4,435	5.000%, 4/01/27	No Opt. Call	A	5,420,191
2,750	Allentown City School District, Lehigh County, Pennsylvania, General Obligation Bonds, Limited Tax Revenue Anticipation Note Series 2021, 1.000%, 3/31/22	12/21 at 100.00	N/R	2,749,890
525	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/23, 144A	No Opt. Call	Ba3	557,009
245

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 4,865	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (7)	No Opt. Call	N/R	$6,081
5,055	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (7)	No Opt. Call	N/R	6,319
	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017:
2,405	5.000%, 11/01/25	No Opt. Call	BB-	2,688,718
5,110	5.000%, 11/01/26	No Opt. Call	BB-	5,800,719
3,965	5.000%, 11/01/27	No Opt. Call	BB-	4,536,753
1,925	5.000%, 11/01/28	11/27 at 100.00	BB-	2,200,083
1,475	5.000%, 11/01/29	11/27 at 100.00	BB-	1,679,376
2,240	4.000%, 11/01/31	11/27 at 100.00	BB-	2,381,770
2,950	4.000%, 11/01/32	11/27 at 100.00	BB-	3,129,419
600	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020A, 5.000%, 2/01/25	No Opt. Call	BB-	660,450
4,205	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020B-1, 5.000%, 2/01/40 (Mandatory Put 2/01/25)	8/24 at 101.73	BB-	4,571,213
5,000	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020B-2, 5.000%, 2/01/40 (Mandatory Put 2/01/27)	8/26 at 101.63	BB-	5,639,400
2,500	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020B-3, 5.000%, 2/01/40 (Mandatory Put 2/01/30)	8/29 at 101.50	BB-	2,882,750
1,000	Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018, 5.000%, 7/15/25	No Opt. Call	A+	1,160,180
2,125	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	2,260,065
	Commonwealth Financing Authority, Pennslyvania, Revenue Bonds, Refunding Forward Delivery Series 2020A:
1,500	5.000%, 6/01/24	No Opt. Call	A1	1,686,465
2,820	5.000%, 6/01/25	No Opt. Call	A1	3,286,061
3,000	5.000%, 6/01/26	No Opt. Call	A1	3,594,180
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018:
2,230	5.000%, 6/01/22	No Opt. Call	A1	2,299,576
2,530	5.000%, 6/01/23	No Opt. Call	A1	2,724,861
3,205	5.000%, 6/01/24	No Opt. Call	A1	3,589,792
5,685	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%, 4/01/43 (Mandatory Put 2/15/27)	8/26 at 100.00	AA-	6,823,933
10,270	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020C, 5.000%, 4/01/43 (Mandatory Put 4/01/30)	10/29 at 100.00	AA-	13,113,044
13,475	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 1.800%, 9/01/29 (Mandatory Put 9/01/22)	No Opt. Call	A1	13,647,884
246

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 9,025	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 1.800%, 2/15/27 (Mandatory Put 8/15/22)	No Opt. Call	A1	$9,135,285
	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2019:
2,710	4.000%, 11/15/29	11/27 at 100.00	Aaa	3,210,510
4,480	4.000%, 11/15/30	11/27 at 100.00	Aaa	5,275,066
	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2021:
3,295	5.000%, 11/15/25	No Opt. Call	Aaa	3,902,697
3,525	5.000%, 11/15/26	No Opt. Call	Aaa	4,303,320
	Lower Moreland Township School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2021B:
755	5.000%, 11/01/23	No Opt. Call	AA	829,488
1,010	5.000%, 11/01/24	No Opt. Call	AA	1,153,087
8,065	Luzerne County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	8,673,585
1,000	Manheim Township School District, Lancaster County, Pennsylvania, General Obligation Bonds, Series 2020, 4.000%, 2/01/26	No Opt. Call	Aa2	1,145,060
3,450	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	3,558,399
285	North Huntingdon Township Municipal Authority, Westmoreland County, Pennsylvania, Sewer Revenue Bonds, Series 2021, 5.000%, 4/01/22 – AGM Insured	No Opt. Call	AA	291,680
504	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 1.250%, 12/31/23	11/21 at 100.00	N/R	126,042
187	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 1.250%, 12/31/23 (cash 5.000%, PIK 5.000%)	No Opt. Call	N/R	46,723
5,945	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (7)	No Opt. Call	N/R	7,431
3,565	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (7)	No Opt. Call	N/R	4,456
9,020	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2009, 2.800%, 12/01/33 (Mandatory Put 12/01/21)	No Opt. Call	A-	9,057,613
1,405	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2017A, 0.580%, 8/01/37 (Mandatory Put 8/01/24) (AMT)	No Opt. Call	A-	1,399,506
247

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 1,655	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges and Universities of Pennsylvania Financing Program-Messiah College Project, Series 2001-14, 2.200%, 11/01/31 (Pre-refunded 11/01/21) (Mandatory Put 11/01/21)	11/21 at 100.00	A- (4)	$1,657,483
1,270	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-122, 3.250%, 10/01/28	4/26 at 100.00	AA+	1,361,389
5,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-124B, 3.200%, 10/01/32	10/26 at 100.00	AA+	5,269,900
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A:
3,390	3.000%, 4/01/27 (AMT)	No Opt. Call	AA+	3,677,404
3,345	3.050%, 10/01/27 (AMT)	4/27 at 100.00	AA+	3,615,176
8,830	3.400%, 10/01/32 (AMT)	4/27 at 100.00	AA+	9,442,979
1,025	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-128A, 3.650%, 10/01/32 (AMT)	10/27 at 100.00	AA+	1,093,942
2,555	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-129, 2.950%, 10/01/34	10/28 at 100.00	AA+	2,690,900
7,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-130A, 2.500%, 10/01/34	10/28 at 100.00	AA+	7,228,550
4,850	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-132A, 2.300%, 10/01/35	10/29 at 100.00	AA+	4,931,577
	Pennsylvania State, General Obligation Bonds, First Series 2021:
16,985	5.000%, 5/15/22	No Opt. Call	Aa3	17,492,342
17,455	5.000%, 5/15/23	No Opt. Call	Aa3	18,808,286
17,930	5.000%, 5/15/24	No Opt. Call	Aa3	20,138,797
4,580	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Series 2019 Forward Delivery, 5.000%, 12/01/23	No Opt. Call	A1	5,036,672
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
15,210	5.000%, 6/01/22	No Opt. Call	A3	15,691,853
23,685	5.000%, 6/01/23	No Opt. Call	A3	25,554,457
12,500	5.000%, 6/01/24	No Opt. Call	A3	13,990,125
8,095	5.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	9,096,756
5,680	5.000%, 6/01/25	No Opt. Call	A3	6,580,564
4,265	5.000%, 6/01/29	6/26 at 100.00	A3	5,050,485
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Saint Joseph's University Project, Refunding Series 2020C Forward Delivery:
540	4.000%, 11/01/24	No Opt. Call	A-	595,112
1,000	5.000%, 11/01/25	No Opt. Call	A-	1,168,390
850	5.000%, 11/01/26	No Opt. Call	A-	1,020,527
1,000	5.000%, 11/01/27	No Opt. Call	A-	1,229,760
1,000	5.000%, 11/01/28	No Opt. Call	A-	1,256,750
1,000	5.000%, 11/01/29	No Opt. Call	A-	1,281,420
248

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 3,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Refunding Series 2020 Forward Delivery, 5.000%, 9/01/22	No Opt. Call	A+	$3,128,250
	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Bonds, Refunding Series 2015A:
1,365	5.000%, 12/01/21 (ETM)	No Opt. Call	N/R (4)	1,375,360
460	5.000%, 12/01/21	No Opt. Call	A+	463,229
440	5.000%, 12/01/22 (ETM)	No Opt. Call	N/R (4)	464,209
810	5.000%, 12/01/22	No Opt. Call	A+	850,249
1,720	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 3.375%, 6/01/26	No Opt. Call	BB+	1,766,423
2,580	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/23	No Opt. Call	AA-	2,782,762
1,355	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5337 State of Good Repair Formula Program Funds, Refunding Series 2017, 5.000%, 6/01/24	No Opt. Call	AA-	1,519,605
250	University of Pittsburgh of the Commonwealth System of Higher Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%, 4/15/26	2/26 at 100.00	AA+	286,133
	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5:
1,045	5.000%, 11/01/21	No Opt. Call	BBB+	1,048,428
2,410	5.000%, 11/01/22	No Opt. Call	BBB+	2,522,065
2,530	5.000%, 11/01/23	No Opt. Call	BBB+	2,739,965
2,665	5.000%, 11/01/24	No Opt. Call	BBB+	2,978,164
2,550	5.000%, 11/01/25	No Opt. Call	BBB+	2,922,989
3,295	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.625%, 1/01/32 (Pre-refunded 1/01/22)	1/22 at 100.00	A1 (4)	3,338,560
600	Westmoreland County Industrial Development Authority, Pennsylvania, Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/22	No Opt. Call	Baa1	615,858
1,170	Williamsport Sanitary Authority, Lycoming County, Pennsylvania, Sewer Revenue Bonds, Series 2021, 5.000%, 1/01/22 – BAM Insured	No Opt. Call	AA	1,183,677
364,546	Total Pennsylvania			376,873,552
	Puerto Rico – 2.1%
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Forward Delivery Series 2022A:
24,995	5.000%, 7/01/22, 144A (WI/DD, Settling 6/15/22)	No Opt. Call	N/R	25,034,492
3,430	5.000%, 7/01/24, 144A (WI/DD, Settling 6/15/22)	No Opt. Call	N/R	3,671,198
4,600	5.000%, 7/01/25, 144A (WI/DD, Settling 6/15/22)	No Opt. Call	N/R	5,061,426
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021A:
325	5.000%, 7/01/22, 144A	No Opt. Call	N/R	335,416
325	5.000%, 7/01/25, 144A	No Opt. Call	N/R	373,038
249

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B:
$ 7,670	5.000%, 7/01/24, 144A	No Opt. Call	N/R	$8,540,545
4,230	5.000%, 7/01/25, 144A	No Opt. Call	N/R	4,855,236
935	5.000%, 7/01/29, 144A	No Opt. Call	N/R	1,169,909
4,590	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	CCC	5,018,798
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
170	4.250%, 7/01/25	7/22 at 100.00	CCC	175,073
5	5.250%, 7/01/29	7/22 at 100.00	CCC	5,186
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
14,084	0.000%, 7/01/24	No Opt. Call	N/R	13,462,755
31,249	0.000%, 7/01/27	No Opt. Call	N/R	28,241,596
14,974	0.000%, 7/01/29	7/28 at 98.64	N/R	12,914,925
38,025	0.000%, 7/01/31	7/28 at 91.88	N/R	30,346,612
38,680	0.000%, 7/01/33	7/28 at 86.06	N/R	28,720,674
12,819	4.500%, 7/01/34	7/25 at 100.00	N/R	14,098,336
105	0.000%, 7/01/46	7/28 at 41.38	N/R	34,666
100	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40	7/28 at 100.00	N/R	111,141
201,311	Total Puerto Rico			182,171,022
	Rhode Island – 0.5%
3,170	Cranston, Rhode Island, General Obligation Bonds, Anticipation Notes Series 2021-1, 1.000%, 8/23/22	No Opt. Call	N/R	3,192,444
1,560	Rhode Island Health and Educational Building Corporation, Public Schools Financing Program Revenue Bonds, City of Providence, Series 2021D, 5.000%, 5/15/25 – BAM Insured	No Opt. Call	AA	1,816,948
4,015	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 70, 2.800%, 10/01/34	10/28 at 100.00	AA+	4,237,792
13,005	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2021 Series 75A, 2.050%, 10/01/36	4/30 at 100.00	AA+	12,825,141
2,595	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bonds, Series 73-A, 2.100%, 10/01/35	10/29 at 100.00	AA+	2,591,704
5,000	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bonds, Series 74, 2.125%, 10/01/36	4/30 at 100.00	AA+	5,006,400
1,195	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 2020-72A, 2.300%, 10/01/35	10/29 at 100.00	AA+	1,210,690
2,490	Rhode Island, General Obligation Bonds, Consolidated Capital Development Loan, Refunding Series 2021C, 5.000%, 8/01/23	No Opt. Call	AA	2,708,298
250

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Rhode Island (continued)
	Rhode Island, General Obligation Bonds, Consolidated Capital Development Loan, Series 2021A:
$ 3,495	5.000%, 5/01/23	No Opt. Call	AA	$3,760,131
3,670	5.000%, 5/01/24	No Opt. Call	AA	4,116,749
40,195	Total Rhode Island			41,466,297
	South Carolina – 1.9%
20,010	Charleston County School District, South Carolina, General Obligation Bond Anticipation Notes, Sales Tax Projects Phase IV, Series 2021B, 4.000%, 5/11/22	No Opt. Call	N/R	20,485,237
	Florence County, South Carolina, General Obligation Bonds, Series 2021:
15,670	5.000%, 6/01/24	No Opt. Call	Aa2	17,622,482
16,940	5.000%, 6/01/25	No Opt. Call	Aa2	19,746,450
17,410	5.000%, 6/01/26	No Opt. Call	Aa2	20,929,257
18,965	5.000%, 6/01/27	No Opt. Call	Aa2	23,439,981
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Building Equity Sooner Series 2012:
3,385	5.000%, 12/01/21	No Opt. Call	AA	3,411,268
4,960	5.000%, 12/01/22	No Opt. Call	AA	5,239,149
1,040	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Refunding Series 2011, 5.000%, 11/01/22	11/21 at 100.00	A1	1,043,775
350	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Refunding Series 2017, 5.000%, 11/01/26	No Opt. Call	A1	421,953
4,385	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	11/23 at 100.30	Aa2	4,720,935
20,000	South Carolina Association of Governmental Organizations, Certificates of Participation, Series 2021B, 3.000%, 3/01/22	No Opt. Call	N/R	20,241,800
1,230	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2019B, 2.650%, 7/01/34	1/29 at 100.00	Aaa	1,289,052
2,970	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2020B, 2.000%, 7/01/35	1/30 at 100.00	Aaa	2,964,743
6,230	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2021A, 1.850%, 7/01/36	7/30 at 100.00	Aaa	6,065,528
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC - Francis Marion University Project, Series 2014A:
520	5.000%, 8/01/22	No Opt. Call	Baa3	535,725
1,035	5.000%, 8/01/24	No Opt. Call	Baa3	1,121,495
4,595	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020B, 5.000%, 12/01/48 (Mandatory Put 10/01/25)	No Opt. Call	AA-	5,387,132
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A:
1,450	5.250%, 8/01/24 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (4)	1,582,197
2,850	5.250%, 8/01/25 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (4)	3,109,835
3,560	5.250%, 8/01/26 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (4)	3,884,565
2,000	5.000%, 8/01/27 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (4)	2,173,240
251

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$ 1,840	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/21	No Opt. Call	A	$1,854,113
1,255	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/22	No Opt. Call	A	1,324,728
152,650	Total South Carolina			168,594,640
	South Dakota – 0.2%
	Harrisburg Independent School District 41-2, South Dakota, General Obligation Bonds, Series 2021:
1,470	5.000%, 8/01/22	No Opt. Call	AA+	1,528,256
1,355	5.000%, 2/01/23	No Opt. Call	AA+	1,440,771
570	5.000%, 8/01/23	No Opt. Call	AA+	619,419
1,485	5.000%, 2/01/24	No Opt. Call	AA+	1,647,593
425	5.000%, 8/01/24	No Opt. Call	AA+	480,947
800	5.000%, 2/01/25	No Opt. Call	AA+	921,992
460	5.000%, 8/01/25	No Opt. Call	AA+	538,789
1,400	5.000%, 8/01/26	No Opt. Call	AA+	1,689,758
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B:
585	4.000%, 11/01/21	No Opt. Call	AA-	586,661
650	5.000%, 11/01/24	No Opt. Call	AA-	741,657
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015:
805	5.000%, 11/01/21	No Opt. Call	AA-	807,890
1,130	5.000%, 11/01/22	No Opt. Call	AA-	1,187,686
1,600	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2018A, 3.550%, 11/01/33	5/27 at 100.00	AAA	1,713,952
3,060	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2021A, 1.900%, 11/01/36	5/30 at 100.00	AAA	2,997,423
5,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2021B, 1.850%, 11/01/36	5/30 at 100.00	AAA	4,840,150
20,795	Total South Dakota			21,742,944
	Tennessee – 1.2%
	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
1,250	5.000%, 8/01/25	No Opt. Call	BBB+	1,456,338
1,750	5.000%, 8/01/26	No Opt. Call	BBB+	2,100,193
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, East Tennessee Children's Hospital, Series 2019:
2,335	5.000%, 11/15/32	2/29 at 100.00	A	2,909,667
2,810	5.000%, 11/15/33	2/29 at 100.00	A	3,491,481
6,150	Knoxville, Tennessee, Wastewater System Revenue Bonds, Refunding Series 2021A, 4.000%, 4/01/25	No Opt. Call	AA+	6,922,501
252

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
$ 500	4.000%, 11/01/21	No Opt. Call	A+	$501,380
1,030	5.000%, 11/01/22	11/21 at 100.00	A+	1,033,584
1,200	Metropolitan Government of Nashville-Davidson County, Tennessee, Exempt Facilities Revenue Bonds, Waste Management Inc, Series 2001, 0.580%, 8/01/31 (Mandatory Put 8/01/24) (AMT)	8/23 at 102.00	A-	1,195,308
21,315	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Improvement Series 2021C, 5.000%, 1/01/25	No Opt. Call	AA	24,493,706
1,965	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Refunding Subordinate Lien Series 2012, 5.000%, 7/01/22 (ETM)	No Opt. Call	AA- (4)	2,036,054
8,605	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A, 4.000%, 12/01/51 (Mandatory Put 9/01/28)	6/28 at 100.68	A1	10,152,007
1,275	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2015-1C, 3.850%, 7/01/32	1/25 at 100.00	AA+	1,332,490
4,110	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-1, 3.400%, 7/01/34	7/28 at 100.00	AA+	4,265,810
4,340	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-2, 2.800%, 7/01/34	7/28 at 100.00	AA+	4,589,941
750	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2020-3A, 2.100%, 7/01/35	7/29 at 100.00	AA+	757,245
2,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2021-1, 2.050%, 7/01/36	7/30 at 100.00	AA+	1,987,740
2,300	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2021-2, 2.000%, 7/01/37	7/30 at 100.00	AA+	2,242,500
8,360	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, 4.000%, 11/01/49 (Mandatory Put 11/01/25)	8/25 at 100.22	A2	9,372,563
3,485	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Commodity Project, Series 2021A, 5.000%, 5/01/52 (Mandatory Put 11/01/31)	8/31 at 100.85	A2	4,548,413
21,750	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	2/23 at 100.43	A2	22,844,460
97,280	Total Tennessee			108,233,381
	Texas – 4.2%
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
1,660	5.000%, 1/01/26	No Opt. Call	BB+	1,873,360
1,290	5.000%, 1/01/27	No Opt. Call	BB+	1,484,700
1,920	5.000%, 1/01/29	1/27 at 100.00	BB+	2,186,554
1,850	Austin, Texas, Electric Utility System Revenue Bonds, Refunding & Improvement Series 2020A, 5.000%, 11/15/25	No Opt. Call	AA	2,188,698
5,835	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2020C, 5.000%, 8/15/31	No Opt. Call	AAA	7,849,184
5,115	Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation Notes Subordinate Lien Series 2020F, 5.000%, 1/01/25	7/24 at 100.00	BBB+	5,720,411
253

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 9,210	Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27	1/26 at 100.00	BBB+	$10,758,754
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
1,430	5.000%, 1/01/22	No Opt. Call	A-	1,446,016
2,500	5.000%, 1/01/23	No Opt. Call	A-	2,642,300
3,570	5.000%, 1/01/24	No Opt. Call	A-	3,929,749
650	Corpus Christi Business and Job Development Corporation, Texas, Sales Tax Revenue Bonds, Arena Project, Refunding Series 2014, 5.000%, 9/01/22	No Opt. Call	AA	672,640
5,015	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2019, 5.000%, 12/01/24	No Opt. Call	AA+	5,747,591
4,005	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2020B Forward Delivery, 5.000%, 12/01/23	No Opt. Call	AA+	4,416,233
13,670	Dallas Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding School Building Series 2021C, 5.000%, 2/15/22	No Opt. Call	AA+	13,912,506
	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding Series 2020C:
2,000	5.000%, 10/01/21	No Opt. Call	AAA	2,000,000
2,000	5.000%, 10/01/22	No Opt. Call	AAA	2,095,300
2,000	5.000%, 10/01/23	No Opt. Call	AAA	2,190,580
30,640	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding & Improvement Series 2016, 1.600%, 11/01/21, 144A (AMT)	No Opt. Call	A	30,671,866
1,010	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2014A, 5.250%, 11/01/26 (AMT)	11/23 at 100.00	A+	1,110,212
	Del Valle Independent School District, Travis County, Texas, General Obligation Bonds, School Building Series 2021:
1,195	5.000%, 6/15/22	No Opt. Call	AAA	1,235,415
5,000	5.000%, 6/15/23	No Opt. Call	AAA	5,405,500
2,910	5.000%, 6/15/24	No Opt. Call	AAA	3,278,406
	Eagle Mountain and Saginaw Independent School District, Tarrant County, Texas, General Obligation Bonds, School Building Series 2021:
1,000	5.000%, 8/15/22	No Opt. Call	Aaa	1,041,930
1,485	5.000%, 8/15/23	No Opt. Call	Aaa	1,617,016
1,440	5.000%, 8/15/24	No Opt. Call	Aaa	1,632,442
1,400	5.000%, 8/15/25	No Opt. Call	Aaa	1,643,614
	El Paso, El Paso County, Texas, Water and Sewer Revenue Bonds, Refunding Series 2019B:
2,525	5.000%, 3/01/23	No Opt. Call	AA+	2,696,599
2,660	5.000%, 3/01/24	No Opt. Call	AA+	2,955,712
3,000	5.000%, 3/01/25	No Opt. Call	AA+	3,457,530
3,945	5.000%, 3/01/26	No Opt. Call	AA+	4,691,631
4,160	5.000%, 3/01/27	No Opt. Call	AA+	5,085,600
1,020	5.000%, 3/01/28	No Opt. Call	AA+	1,277,479
9,000	Fort Worth, Texas, General Obligation Bonds, Refunding Improvment Series 2020, 4.000%, 3/01/22	No Opt. Call	AA	9,141,930
254

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 18,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	A+	$19,092,240
5,135	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-1, 5.000%, 7/01/49 (Mandatory Put 12/01/22)	9/22 at 100.88	A+	5,401,763
3,260	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-2, 5.000%, 7/01/49 (Mandatory Put 12/01/24)	9/24 at 100.84	A+	3,715,878
3,090	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A, 5.000%, 12/01/24	No Opt. Call	A+	3,535,084
17,500	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019B, 5.000%, 10/01/41 (Mandatory Put 10/01/24)	No Opt. Call	AA	19,891,550
5,205	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	5,884,721
	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018C:
4,000	5.000%, 7/01/29 (AMT)	7/28 at 100.00	AA	4,976,160
6,000	5.000%, 7/01/30 (AMT)	7/28 at 100.00	AA	7,438,860
3,000	5.000%, 7/01/31 (AMT)	7/28 at 100.00	AA	3,712,320
6,605	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2020A Forward Delivery, 5.000%, 11/15/32	11/30 at 100.00	AA	8,724,016
	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
1,000	5.000%, 11/01/21 (AMT)	No Opt. Call	A1	1,003,560
1,720	5.000%, 11/01/22 (AMT)	No Opt. Call	A1	1,807,049
1,455	5.000%, 11/01/23 (AMT)	No Opt. Call	A1	1,594,098
1,500	5.000%, 11/01/24 (AMT)	No Opt. Call	A1	1,705,080
3,950	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, Central Power & Light Company Project, Refunding Series 1996, 0.900%, 5/01/30 (Mandatory Put 9/01/23) (AMT)	No Opt. Call	A-	3,962,798
520	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013, 4.000%, 12/01/21	No Opt. Call	B1	521,342
2,175	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	2,287,382
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children's Medical Center Dallas Project, Series 2012:
2,065	5.000%, 8/15/22	No Opt. Call	AA	2,150,656
6,415	5.000%, 8/15/23 (Pre-refunded 8/15/22)	8/22 at 100.00	AA (4)	6,682,313
255

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2014A:
$ 4,030	5.000%, 1/01/22 (ETM)	No Opt. Call	A+ (4)	$4,077,191
1,995	5.000%, 1/01/23 (ETM)	No Opt. Call	N/R (4)	2,114,461
3,030	5.000%, 1/01/23	No Opt. Call	A+	3,209,527
2,345	5.000%, 1/01/24 (ETM)	No Opt. Call	N/R (4)	2,592,702
4,825	5.000%, 1/01/24	No Opt. Call	A+	5,328,344
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2017A:
5,025	5.000%, 1/01/23	No Opt. Call	A+	5,322,731
3,415	5.000%, 1/01/24	1/23 at 100.00	A+	3,616,895
3,200	5.000%, 1/01/27	1/26 at 100.00	A+	3,774,656
	San Antonio, Texas, General Obligation Bonds, General Improvement Series 2020:
5,570	5.000%, 8/01/28	No Opt. Call	AAA	7,064,208
4,025	5.000%, 8/01/29	No Opt. Call	AAA	5,206,659
	San Antonio, Texas, General Obligation Bonds, Tax Notes Series 2021:
7,125	5.000%, 8/01/23	No Opt. Call	AAA	7,749,649
3,735	5.000%, 8/01/24	No Opt. Call	AAA	4,230,074
1,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, MRC Methodist Retirement Communities Stevenson Oaks Project, Mandatory Paydown Series 2020B-2, 3.000%, 11/15/26	5/22 at 100.00	N/R	1,008,690
3,240	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Premium Series 2019A, 3.500%, 7/01/34	7/28 at 100.00	Aaa	3,526,675
3,455	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2021A, 1.850%, 9/01/36	3/30 at 100.00	Aaa	3,384,760
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A:
3,000	4.000%, 12/31/30	No Opt. Call	Baa2	3,622,530
4,000	4.000%, 6/30/31	12/30 at 100.00	Baa2	4,806,920
	Texas Water Development Board, State Revolving Fund Revenue Bonds, New Series 2020:
1,275	5.000%, 8/01/23	No Opt. Call	AAA	1,387,022
1,510	5.000%, 8/01/25	No Opt. Call	AAA	1,769,886
	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2018A:
7,080	5.000%, 10/15/23	No Opt. Call	AAA	7,768,742
13,055	5.000%, 10/15/24	No Opt. Call	AAA	14,893,536
21,815	Williamson County, Texas, General Obligation Bonds, Limited Tax Notes Series 2021, 5.000%, 2/15/22	No Opt. Call	AAA	22,201,998
336,455	Total Texas			370,802,184
	Utah – 0.2%
9,725	Central Utah Water Conservancy District, Utah, General Obligation Bonds, Refunding Limited Tax Series 2021A, 5.000%, 4/01/25	No Opt. Call	AA+	11,272,539
256

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah (continued)
$ 4,010	Utah State, General Obligation Bonds, Series 2020B, 5.000%, 7/01/23	No Opt. Call	AAA	$ 4,345,798
13,735	Total Utah			15,618,337
	Virginia – 2.1%
3,095	Charles City County Industrial Development Authority, Virginia, Solid Waste Disposal Facility Revenue Bonds, Waste Management, Inc, Series 2002, 1.450%, 4/01/27 (AMT)	No Opt. Call	A-	3,122,815
10,285	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%, 11/01/23	No Opt. Call	BBB	11,259,195
	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, Wiehle Avenue Metrorail Station Parking Project, Refunding Series 2020 Forward Delivery:
2,160	5.000%, 8/01/24	No Opt. Call	AA+	2,443,694
2,240	5.000%, 8/01/25	No Opt. Call	AA+	2,621,808
2,045	5.000%, 8/01/26	No Opt. Call	AA+	2,465,023
2,850	5.000%, 8/01/27	No Opt. Call	AA+	3,521,061
1,600	5.000%, 8/01/29	No Opt. Call	AA+	2,062,800
8,890	Federal Home Loan Mortgage Corporation, Multifamily Variable Rate Certificates Relating to Municpal Securities Class A Series 2019M-057, 2.400%, 10/15/29	No Opt. Call	AA+	9,360,192
11,000	Halifax County Industrial Development Authority, Virginia, Recovery Zone Facility Revenue Bonds, Virginia Electric & Power Compnay Project, Sereis 2010A, 0.450%, 12/01/41 (Mandatory Put 4/01/22)	No Opt. Call	A2	11,009,350
33,240	Hampton Roads Transportation Accountability Commission, Virginia, Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Bond Anticipation Notes, Series 2021A, 5.000%, 7/01/26	No Opt. Call	Aa2	40,092,094
	Loudoun County Economic Development Authority, Virginia, Lease Revenue Bonds, Public Facilities Project, Refunding Series 2020A:
10,700	5.000%, 12/01/22	No Opt. Call	AA+	11,297,060
11,105	5.000%, 12/01/23	No Opt. Call	AA+	12,245,261
5,240	Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018A, 5.000%, 11/01/48 (Mandatory Put 11/01/28)	No Opt. Call	AA	6,625,980
4,980	Virginia Beach Development Authority, Virginia, Public Facilities Revenue Bonds, Refunding Series 2020B, 5.000%, 8/01/23	No Opt. Call	AA+	5,416,597
	Virginia Beach Development Authority, Virginia, Public Facilities Revenue Bonds, Series 2020A:
8,895	5.000%, 4/15/23	No Opt. Call	AA+	9,552,518
8,815	5.000%, 4/15/24	No Opt. Call	AA+	9,849,088
23,235	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College & Equipment Programs, Series 2021A, 5.000%, 2/01/24	No Opt. Call	AA+	25,807,811
9,360	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 0.750%, 10/01/40 (Mandatory Put 9/02/25)	No Opt. Call	A2	9,383,400
4,090	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.200%, 11/01/40 (Mandatory Put 5/31/24)	No Opt. Call	A2	4,159,489
163,825	Total Virginia			182,295,236
257

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington – 2.3%
$ 10,145	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	Aa2	$10,990,789
5,215	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2015C, 5.000%, 7/01/25	No Opt. Call	Aa2	6,106,452
10,605	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2017A, 5.000%, 7/01/27	No Opt. Call	Aa2	13,115,310
16,215	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2021-A, 5.000%, 7/01/26	No Opt. Call	Aa2	19,557,560
	King and Pierce Counties School District 408 Auburn, Washington, General Obligation Bonds, Refunding Series 2020:
4,110	5.000%, 12/01/21	No Opt. Call	Aaa	4,141,852
1,310	5.000%, 12/01/22	No Opt. Call	Aaa	1,383,412
3,105	5.000%, 12/01/23	No Opt. Call	Aaa	3,423,107
3,000	5.000%, 12/01/24	No Opt. Call	Aaa	3,437,220
2,000	5.000%, 12/01/25	No Opt. Call	Aaa	2,369,540
	King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds, Valley Medical Center, Refunding Series 2016:
6,485	5.000%, 12/01/23	No Opt. Call	A2	7,116,834
7,295	5.000%, 12/01/24	No Opt. Call	A2	8,308,713
13,045	King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien Series 2020A, 0.625%, 1/01/32 (Mandatory Put 1/01/24)	7/23 at 100.00	AA	13,056,871
1,630	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Refunding Series 2013B, 5.000%, 12/01/21 (ETM)	No Opt. Call	A1 (4)	1,642,633
12,105	Spokane, Washington, Water and Wastewater System Revenue Bonds, Green Series 2014, 4.000%, 12/01/32	12/24 at 100.00	AA	13,348,426
2,050	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/27	No Opt. Call	BBB+	2,520,906
4,240	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/24)	2/24 at 100.00	BBB+	4,671,759
4,000	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	4,559,520
8,250	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	9,680,220
	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
5,730	5.000%, 1/01/22	No Opt. Call	A+	5,795,437
1,950	5.000%, 1/01/24	No Opt. Call	A+	2,146,034
1,310	5.000%, 1/01/25	No Opt. Call	A+	1,494,409
5,225	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2015B, 5.000%, 8/15/27	8/25 at 100.00	AA-	6,103,531
1,065	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/21 (ETM)	No Opt. Call	AA- (4)	1,070,751
258

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B:
$ 1,300	5.000%, 10/01/25	No Opt. Call	AA-	$1,528,605
1,975	5.000%, 10/01/26	No Opt. Call	AA-	2,387,597
3,025	5.000%, 10/01/27	No Opt. Call	AA-	3,752,482
2,360	5.000%, 10/01/28	No Opt. Call	AA-	2,997,035
2,750	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Eliseo Project, Refunding Ser 2021B-2, 2.125%, 7/01/27, 144A	1/23 at 100.00	N/R	2,757,177
3,755	Washington State Housing Finance Commission, Single Family Program Bonds, Series 2021-1N, 2.000%, 12/01/36	6/30 at 100.00	Aaa	3,731,343
1,620	Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax & Vehicle Related Fees Series 2020E, 5.000%, 6/01/22	No Opt. Call	Aaa	1,672,083
5,310	Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax & Vehicle Related Fees Series 2021F, 5.000%, 6/01/23	No Opt. Call	Aaa	5,735,596
	Washington State, General Obligation Bonds, Refunding Motor Vehicle Fuel Tax, Triple Pledge SR 520 Toll Series R-2021A Forward Delivery:
2,000	5.000%, 6/01/24	No Opt. Call	Aaa	2,250,900
4,750	5.000%, 6/01/25	No Opt. Call	Aaa	5,540,732
22,875	Washington State, General Obligation Bonds, Refunding Various Purpose Series 2021R-2021C, 5.000%, 8/01/24	No Opt. Call	Aaa	25,913,944
181,805	Total Washington			204,308,780
	West Virginia – 0.4%
6,025	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Refunidng Series 2015A, 2.550%, 3/01/40 (Mandatory Put 4/01/24)	No Opt. Call	A-	6,317,393
6,845	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2010, 0.625%, 12/01/38 (Mandatory Put 12/15/25)	No Opt. Call	A-	6,781,205
5,580	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2011A, 1.000%, 1/01/41 (Mandatory Put 9/01/25) (AMT)	No Opt. Call	A-	5,588,370
4,010	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009A, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	4,066,501
4,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009B, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	4,056,360
4,095	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory Put 4/01/22) (AMT)	No Opt. Call	A-	4,150,569
1,090	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/24	No Opt. Call	Baa1	1,223,928
31,645	Total West Virginia			32,184,326
259

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin – 1.2%
$ 4,200	Public Finance Authority of Wisconsin, Retirement Facilities First Mortgage Revenue Bonds, Whitestone Masonic and Eastern Star Home of Norht Carolina, Series 2020B-2, 3.000%, 3/01/26, 144A	11/21 at 100.00	N/R	$4,203,696
4,000	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-4, 1.100%, 4/01/33 (Mandatory Put 6/01/26) (AMT)	No Opt. Call	A-	4,003,600
1,000	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016A, 5.000%, 1/01/24 (AMT)	No Opt. Call	BBB	1,089,360
	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C:
2,250	4.050%, 11/01/30	5/26 at 100.00	BBB	2,484,878
5,000	4.300%, 11/01/30 (AMT)	5/26 at 100.00	BBB	5,576,800
1,150	Racine, Racine County, Wisconsin, General Obligation Bonds, Note Anticipation Notes Series 2021, 2.000%, 4/01/22	12/21 at 100.00	N/R	1,154,462
25,000	Shorewood School District, Milwaukee County, Wisconsin, Bond Anticipation Notes, Series 2021, 0.450%, 10/01/23	10/22 at 100.00	N/R	25,063,500
95	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C, 5.000%, 8/15/23 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (4)	98,959
6,380	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Hospital Sisters Services, Inc, Refunding Series 2014A, 5.000%, 11/15/22	No Opt. Call	A+	6,717,374
6,060	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2020B-1, 5.000%, 2/15/52 (Mandatory Put 2/15/25)	8/24 at 100.00	A-	6,823,499
3,150	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ProHealth Care, Inc Obligated Group, Refunding Series 2015, 3.375%, 8/15/29	8/24 at 100.00	A+	3,347,599
4,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, TEMPS 50 Series 2019B-3, 2.250%, 11/01/26	11/21 at 100.00	N/R	4,000,880
4,080	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, TEMPS 70 Series 2019B-2, 2.550%, 11/01/27	11/21 at 100.00	N/R	4,081,265
6,250	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, TEMPS 85 Series 2019B-1, 2.825%, 11/01/28	11/21 at 100.00	N/R	6,252,375
	Wisconsin Housing and Ecconomic Development Authority, Home Ownership Revenue Bonds, Series 2019C:
1,770	2.200%, 3/01/31	9/28 at 100.00	AA	1,824,144
1,785	2.200%, 9/01/31	9/28 at 100.00	AA	1,835,997
4,930	2.500%, 9/01/34	9/28 at 100.00	AA	5,090,324
	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2019A:
1,915	1.550%, 11/01/38 (Mandatory Put 11/01/21)	11/21 at 100.00	AA	1,916,992
6,315	1.600%, 11/01/48 (Mandatory Put 11/01/22)	11/21 at 100.00	AA	6,321,189
5,325	Wisconsin State, General Obligation Bonds, Refunding Series 2021-1, 5.000%, 5/01/27	No Opt. Call	AA+	6,570,571
4,000	Wood County, Wisconsin, Note Anticipation Notes, Series 2021, 0.750%, 3/07/22	12/21 at 100.00	N/R	4,003,760
260

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Refunding Series 2014A:
$ 705	5.000%, 7/01/25	7/24 at 100.00	A1	$796,262
1,060	5.000%, 7/01/26	7/24 at 100.00	A1	1,197,217
965	5.000%, 7/01/27	7/24 at 100.00	A1	1,089,919
101,385	Total Wisconsin			105,544,622
	Wyoming – 0.4%
20,175	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26	No Opt. Call	A1	20,726,585
	University of Wyoming, Facilities Revenue Bonds, Supplemental Coverage Program, Refunding Series 2021A:
2,690	5.000%, 6/01/24	No Opt. Call	AA-	3,022,107
2,825	5.000%, 6/01/25	No Opt. Call	AA-	3,289,656
2,500	Wyoming Community Development Authority, Housing Revenue Bonds, 2019 Series 3, 2.450%, 12/01/34	12/28 at 100.00	AA+	2,588,000
1,225	Wyoming Community Development Authority, Housing Revenue Bonds, 2020 Series 1, 2.625%, 12/01/35	6/29 at 100.00	AA+	1,276,707
2,500	Wyoming Community Development Authority, Housing Revenue Bonds, 2020 Series 2, 2.100%, 12/01/35	6/30 at 100.00	AA+	2,491,800
5,300	Wyoming Community Development Authority, Housing Revenue Bonds, 2021 Series 3, 2.000%, 12/01/36 (WI/DD, Settling 10/13/21)	12/30 at 100.00	AA+	5,205,501
37,215	Total Wyoming			38,600,356
$ 7,882,167	Total Municipal Bonds (cost $8,239,587,317)			8,434,819,191

Shares	Description (1)	Value
	COMMON STOCKS – 1.3%
	Electric Utilities – 1.3%
2,813,414	Energy Harbor Corp (8), (9), (10)	$ 113,152,698
	Total Common Stocks (cost $57,727,850)	113,152,698
	Total Long-Term Investments (cost $8,297,315,167)	8,547,971,889

261

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.5%
	MUNICIPAL BONDS – 2.5%
	National – 0.9%
$ 624	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class C Series 2018, 0.820%, 11/30/21 (SIFMA reference rate + 0.800% spread), 144A (5)	No Opt. Call	A+	$624,065
10,000	Invesco Municipal Opportunity Trust Variable Rate Munifund Term Preferred Shares Series 2015/6 IIM J.P. Morgan Chase Putters, Drivers, CTFS 5029, 0.220%, 12/01/24 (AMT) (Mandatory Put 9/30/21), 144A (11)	No Opt. Call	AA	10,000,000
57,400	Invesco Value Municipal Income Trust Variable Rate Munifund Term Preferred Shares Series 2015/6 IIM J.P. Morgan Chase Putters, Drivers, CTFS 5027, 0.220%, 3/20/24 (AMT) (Mandatory Put 9/30/21), 144A (11)	No Opt. Call	AA	57,400,000
10,000	Invesco Value Municipal Income Trust Variable Rate Munifund Term Preferred Shares Series 2015/6 IIM J.P. Morgan Chase Putters, Drivers, CTFS 5028, 0.220%, 12/01/24 (AMT) (Mandatory Put 9/30/21), 144A (11)	No Opt. Call	AA	10,000,000
78,024	Total National			78,024,065
	Alabama – 0.3%
5,070	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, 1.000%, 6/01/34 (Mandatory Put 6/26/25) (11)	No Opt. Call	A1	5,131,195
23,445	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2008, 2.900%, 7/15/34 (Mandatory Put 12/12/23) (11)	No Opt. Call	A1	24,673,049
28,515	Total Alabama			29,804,244
	California – 0.5%
30,770	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006C, 5.000%, 6/01/41 (Mandatory Put 11/01/29) (11)	No Opt. Call	AA-	39,976,384
	Florida – 0.3%
18,680	Florida Development Finance Corporation, Florida, Variable Rate Demand Obligations, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (11)	11/21 at 103.00	N/R	19,056,402
3,100	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Tender Option Bond Trust Series 2018-XM0676, 0.120%, 4/01/53 (Mandatory Put 10/07/21), 144A (11)	4/28 at 100.00	A3	3,100,000
21,780	Total Florida			22,156,402
	Illinois – 0.1%
6,100	Peoria County, Illinois, General Obligation Bonds, Alternate Revenue Source, Tender Option Bond Floater 16-XM0274, 0.080%, 12/15/41 (Mandatory Put 10/07/21), 144A (11)	No Opt. Call	AA	6,100,000
	Kentucky – 0.0%
2,500	Owen County, Kentucky, Water Facilities Revenue Bonds, Kentucky-American Water Company Project, Refunding Series 2020, 0.700%, 6/01/40 (Mandatory Put 9/01/23) (11)	No Opt. Call	A	2,500,000
	Nebraska – 0.1%
10,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Variable Demand Series 2021B, 0.050%, 9/01/50 (AMT) (Mandatory Put 10/07/21) (11)	9/21 at 100.00	AA+	10,000,000
262

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey – 0.1%
$ 3,500	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Tender Option Bond Floater 2018-020, 0.100%, 11/01/39 (AMT) (Mandatory Put 10/07/21), 144A (11)	11/27 at 100.00	AA-	$3,500,000
1,470	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Floater Series 2017-ZM0566, 0.190%, 7/01/25 (Mandatory Put 10/07/21), 144A (11)	No Opt. Call	A+	1,470,000
4,970	Total New Jersey			4,970,000
	North Carolina – 0.1%
7,165	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Tender Option Bond Trust 2017-YX1052, 0.080%, 7/01/37 (Mandatory Put 10/07/21), 144A (11)	1/27 at 100.00	Aa1	7,165,000
	Washington – 0.0%
3,000	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Tender Option Bond Trust 2018-ZM0679, 0.120%, 7/01/26 (Mandatory Put 10/07/21), 144A (11)	No Opt. Call	Baa1	3,000,000
	Wisconsin – 0.1%
12,305	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-3, 1.100%, 7/01/29 (AMT) (Mandatory Put 6/01/26) (11)	No Opt. Call	A-	12,316,074
$ 205,129	Total Short-Term Investments (cost $213,578,417)			216,012,169
	Total Investments (cost $8,510,893,584) – 99.8%			8,763,984,058
	Other Assets Less Liabilities – 0.2%			17,188,369
	Net Assets – 100%			$ 8,781,172,427
263

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	Common Stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23,Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 0.000%, 1/01/34,Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA	Securities Industry and Financial Market Association
SOFR	Secured Overnight Financing Rate
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.
264

Nuveen Short Term Municipal Bond Fund
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 92.8%
	MUNICIPAL BONDS – 92.7%
	Alabama – 3.1%
$ 1,000	Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series 2020, 5.000%, 7/01/27 – BAM Insured	No Opt. Call	AA	$1,233,550
6,335	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory Put 12/01/23)	9/23 at 100.31	A2	6,773,699
3,000	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 6 Series 2021B, 4.000%, 10/01/52 (Mandatory Put 12/01/26)	9/26 at 100.79	A2	3,434,610
4,105	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory Put 7/01/22)	4/22 at 100.52	Aa2	4,199,046
	Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, PowerSouth Energy Cooperative, Refunding Series 2020:
385	5.000%, 8/01/22 – AGM Insured	No Opt. Call	AA	398,979
450	5.000%, 8/01/23 – AGM Insured	No Opt. Call	AA	486,859
350	Gardendale, Alabama, General Obligation Warrants, Series 2021B, 4.000%, 5/01/25	No Opt. Call	AA-	391,787
7,475	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.29	A1	8,113,365
1,000	Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 1, Series 2021A, 4.000%, 10/01/25	No Opt. Call	A2	1,125,440
650	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	699,950
24,750	Total Alabama			26,857,285
	Alaska – 0.1%
1,000	North Slope Borough, Alaska, General Obligation Bonds, Refunding School Series 2021B, 5.000%, 6/30/24	No Opt. Call	AA	1,127,560
	Arizona – 2.8%
385	Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2021A, 5.000%, 2/01/26 (WI/DD, Settling 11/03/21)	No Opt. Call	AA-	453,272
1,320	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	1,373,539
6,880	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	6/24 at 100.00	A+	7,686,130
1,820	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017A, 1.875%, 9/01/32 (Mandatory Put 3/31/23) (AMT)	No Opt. Call	A+	1,856,309
265

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A:
$ 450	5.000%, 9/01/22	No Opt. Call	A+	$469,661
500	5.000%, 9/01/23	No Opt. Call	A+	545,390
1,635	Maricopa County Special Health Care District, Arizona, General Obligation Bonds, Series 2021D, 5.000%, 7/01/24	No Opt. Call	Aa3	1,844,247
2,450	Maricopa County Unified School District 4 Mesa, Arizona, General Obligation Bonds, School Improvement, Project of 2018 Series 2020C, 5.000%, 7/01/25	No Opt. Call	Aa2	2,863,805
1,250	Maricopa County Unified School District 48, Scottsdale, Arizona, General Obligation Bonds, Refunding Series 2020, 5.000%, 7/01/24	No Opt. Call	Aa1	1,410,712
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019B:
1,500	5.000%, 7/01/24 (AMT)	No Opt. Call	A1	1,684,500
3,500	5.000%, 7/01/26 (AMT)	No Opt. Call	A1	4,185,195
21,690	Total Arizona			24,372,760
	California – 2.2%
5,605	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017C, 5.000%, 8/01/31 (Mandatory Put 11/01/22)	No Opt. Call	AA-	5,892,424
2,990	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Bond Anticipation Notes Series 2017, 0.000%, 4/01/22 (ETM)	No Opt. Call	Aa1 (4)	2,987,339
1,730	Orange County Transportation Authority, California, Bond Anticipation Notes, I-405 Improvement Project, Series 2021, 5.000%, 10/15/24	No Opt. Call	AA	1,973,636
7,465	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2017D, 5.000%, 5/01/23 (AMT)	No Opt. Call	A1	8,014,126
500	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25	No Opt. Call	AA-	602,455
18,290	Total California			19,469,980
	Colorado – 3.3%
	Bromley Park Metropolitan District No 2, In the City of Brighton, Adams and Weld Counties, Colorado, Senior General Obligation Limited Tax Refunding Bonds, Series 2018A:
250	5.000%, 12/01/21 – BAM Insured	No Opt. Call	AA	251,823
550	5.000%, 12/01/22 – BAM Insured	No Opt. Call	AA	578,644
250	Canon City Area Fire Protection District, Fremont County, Colorado, Certificates of Participation, Series 2021F, 4.000%, 12/01/25 – AGM Insured	No Opt. Call	AA	283,157
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Aspen View Academy Project, Series 2021:
50	4.000%, 5/01/24	No Opt. Call	Baa3	53,587
100	4.000%, 5/01/26	No Opt. Call	Baa3	110,816
266

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Boulder Community Health Project, Series 2020:
$ 400	5.000%, 10/01/21	No Opt. Call	A-	$400,000
300	5.000%, 10/01/23	No Opt. Call	A-	327,387
350	5.000%, 10/01/24	No Opt. Call	A-	395,146
200	5.000%, 10/01/25	No Opt. Call	A-	232,842
250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/25	No Opt. Call	BBB+	291,267
2,325	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	2,650,221
	Crystal Valley Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020A:
140	5.000%, 12/01/23 – AGM Insured	No Opt. Call	AA	153,800
175	5.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	199,318
2,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2017A, 5.000%, 11/15/21 (AMT)	No Opt. Call	AA-	2,011,000
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.000%, 11/15/22 (AMT)	No Opt. Call	A+	1,053,340
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
5,000	5.000%, 12/01/22 (AMT)	No Opt. Call	A+	5,277,200
2,000	5.000%, 12/01/25 (AMT)	No Opt. Call	A+	2,351,480
1,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 4.000%, 12/01/21	No Opt. Call	Baa2	1,005,550
1,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2020A, 5.000%, 9/01/27	No Opt. Call	A	1,235,390
	Foothills Park and Recreation District, Jefferson County, Colorado, Lease Revenue Bonds, Certificates of Participation, Series 2021:
220	4.000%, 12/01/24	No Opt. Call	AA-	244,352
200	4.000%, 12/01/25	No Opt. Call	AA-	227,584
2,000	Grand River Hospital District, Garfield and Mesa Counties, Colorado, General Obligation Bonds, Series 2018, 5.000%, 12/01/21 – AGM Insured	No Opt. Call	AA	2,014,220
525	Groundwater Management Subdistrict, Adams, Morgan and Weld Counties, Colorado, Limited Tax General Obligation Bonds, Series 2021, 5.000%, 12/01/24 – BAM Insured	No Opt. Call	AA	598,841
225	Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021, 5.000%, 12/01/25 – AGM Insured	No Opt. Call	AA	265,657
4,855	Moffat County, Colorado, Pollution Control Revenue Bonds, Tri-State Generation and Transmission Association, Inc Project, Refunding Series 2009, 2.000%, 3/01/36 (Mandatory Put 10/03/22)	No Opt. Call	A3	4,932,340
225	Northglenn Urban Renewal Authority, Northglenn, Colorado, Tax Increment Revenue Bonds, Urban Renewal Plan 2, Series 2019, 4.000%, 12/01/21	No Opt. Call	BBB-	226,076
500	Sand Creek Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2020A, 4.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	520,450
267

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Convertible to Unlimited Tax Refunding Subordinate Series 2019:
$ 100	5.000%, 12/15/21 – AGM Insured	No Opt. Call	AA	$100,881
105	5.000%, 12/15/22 – AGM Insured	No Opt. Call	AA	110,588
260	5.000%, 12/15/24 – AGM Insured	No Opt. Call	AA	295,565
	Westminster Public Schools, Adams County, Colorado, Certificates of Participation, Improvement Series 2020A:
175	4.000%, 12/01/23 – AGM Insured	No Opt. Call	AA	188,101
200	4.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	220,876
26,930	Total Colorado			28,807,499
	Connecticut – 0.5%
465	Connecticut Health and Educational Facilities Authoroity, Revneue Bonds, Connecticut State University System, Series 2011J, 5.000%, 11/01/25 (Pre-refunded 11/01/21)	11/21 at 100.00	Aa3 (4)	466,688
2,030	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 2015B, 5.000%, 8/01/26	8/25 at 100.00	AA-	2,372,644
1,200	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2020A, 5.000%, 5/01/26	No Opt. Call	AA-	1,438,380
3,695	Total Connecticut			4,277,712
	District of Columbia – 1.2%
1,205	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2017, 5.000%, 10/01/21 (AMT)	No Opt. Call	Aa3	1,205,000
5,000	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2021A, 5.000%, 10/01/25 (AMT)	No Opt. Call	Aa3	5,849,000
	Washington Convention and Sports Authority, Washington DC, Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2018A:
1,325	5.000%, 10/01/22 (ETM)	No Opt. Call	N/R (4)	1,387,699
850	5.000%, 10/01/22	No Opt. Call	AA	889,551
1,000	Washington Convention and Sports Authority, Washington DC, Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021A, 5.000%, 10/01/26	No Opt. Call	AA	1,207,270
9,380	Total District of Columbia			10,538,520
	Florida – 3.9%
1,450	Broward County, Florida, Airport System Revenue Bonds, Refunding Series 2012P-1, 5.000%, 10/01/22 (AMT)	No Opt. Call	A1	1,519,092
1,000	Broward County, Florida, Airport System Revenue Bonds, Series 2015A, 5.000%, 10/01/23 (AMT)	No Opt. Call	A1	1,092,550
415	Broward County, Florida, Airport System Revenue Bonds, Series 2017, 5.000%, 10/01/21 (AMT)	No Opt. Call	A1	415,000
1,300	Broward County, Florida, Airport System Revenue Bonds, Series 2019A, 5.000%, 10/01/24 (AMT)	No Opt. Call	A1	1,473,485
750	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B, 5.000%, 9/01/23 (AMT)	No Opt. Call	A1	818,085
268

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 15,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Refunding Series 2019A, 5.000%, 6/01/22	No Opt. Call	AAA	$15,480,300
1,500	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Refunding Priority Subordinated Series 2016, 5.000%, 10/01/21 (AMT)	No Opt. Call	A1	1,500,000
1,285	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/21 (AMT)	No Opt. Call	Aa3	1,285,000
1,750	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2018E, 5.000%, 10/01/22 (AMT)	No Opt. Call	Aa3	1,833,212
1,065	Lake Worth Beach, Florida, Consolidated Utility Revenue Bonds, Series 2020, 5.000%, 10/01/25 – BAM Insured	No Opt. Call	AA	1,250,438
1,035	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc Project, Series 2017, 5.000%, 7/01/22	No Opt. Call	BB+	1,040,517
2,740	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021C, 5.000%, 11/15/52 (Mandatory Put 11/15/26)	No Opt. Call	AA	3,318,825
2,000	Palm Bay, Florida, General Obligation Bonds, Series 2021, 5.000%, 7/01/26 – AGM Insured	No Opt. Call	AA	2,405,000
	Tampa, Florida, Revenue Bonds, H Lee Moffitt Cancer Center and Research Institute, Series 2020B:
200	5.000%, 7/01/22	No Opt. Call	A2	207,024
340	5.000%, 7/01/25	No Opt. Call	A2	395,223
225	5.000%, 7/01/26	No Opt. Call	A2	269,280
32,055	Total Florida			34,303,031
	Georgia – 1.5%
1,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2020B, 5.000%, 7/01/24 (AMT)	No Opt. Call	Aa3	1,123,000
580	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2021C, 5.000%, 7/01/26 (AMT) (WI/DD, Settling 10/06/21)	No Opt. Call	Aa3	693,419
3,555	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	9/24 at 100.43	Aa2	3,918,641
	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2021C:
750	4.000%, 12/01/24	No Opt. Call	A3	831,518
1,100	4.000%, 12/01/25	No Opt. Call	A3	1,247,345
2,470	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Variable Rate Demand Bonds Series 2018A, 4.000%, 9/01/22	No Opt. Call	Aa2	2,553,881
	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2021:
300	5.000%, 10/01/23	No Opt. Call	Baa1	327,450
400	5.000%, 10/01/24	No Opt. Call	Baa1	453,764
425	5.000%, 10/01/25	No Opt. Call	Baa1	497,165
1,000	Richmond County Board of Education, Georgia, General Obligation Bonds, Sales Tax Series 2021, 5.000%, 10/01/25	No Opt. Call	AA+	1,178,890
11,580	Total Georgia			12,825,073
269

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Hawaii – 0.1%
	Hawaii State, Harbor System Revenue Bonds, Series 2020A:
$ 300	5.000%, 7/01/24 (AMT)	No Opt. Call	Aa3	$336,201
800	5.000%, 7/01/25 (AMT)	No Opt. Call	Aa3	927,032
1,100	Total Hawaii			1,263,233
	Idaho – 0.2%
1,710	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/22	No Opt. Call	BB+	1,770,979
	Illinois – 6.1%
400	Board of Regents of Illinois State University, Auxiliary Facilities System Revenue Bonds, Series 2018A, 5.000%, 4/01/22 – AGM Insured	No Opt. Call	AA	409,196
	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System Revenue Bonds, Refunding Series 2021A:
650	4.000%, 4/01/23 – BAM Insured	No Opt. Call	AA	686,263
1,200	4.000%, 4/01/25 – BAM Insured	No Opt. Call	AA	1,335,672
400	Champaign County Community Unit School District 166 Urbana, Illinois, General Obligation Bonds, Limited Tax Series 2021B, 3.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	430,312
3,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017E, 5.000%, 12/01/21	No Opt. Call	BB	3,022,050
425	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A, 0.000%, 12/01/25	No Opt. Call	BB	403,470
1,000	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2017, 5.000%, 6/01/24	No Opt. Call	A	1,118,650
4,795	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2012A, 5.000%, 1/01/24 (Pre-refunded 1/01/22) (AMT)	1/22 at 100.00	A (4)	4,850,526
1,200	Cook County, Illinois, General Obligation Bonds, Refunding Series 2018, 5.000%, 11/15/21	No Opt. Call	A+	1,206,660
2,500	Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A, 5.000%, 11/15/24	No Opt. Call	A+	2,851,425
	Illinois Finance Authority, Health Services Facility Lease Revenue Bonds, Provident Group - UIC Surgery Center, LLC - University of Illinois Health Services Facility Project, Series 2020:
400	5.000%, 10/01/23	No Opt. Call	BBB+	434,428
400	5.000%, 10/01/24	No Opt. Call	BBB+	450,452
400	5.000%, 10/01/25	No Opt. Call	BBB+	464,488
1,575	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/32 (Pre-refunded 9/01/22)	9/22 at 100.00	AA+ (4)	1,644,001
	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Series 2020A:
1,000	5.000%, 8/15/22	No Opt. Call	AA-	1,041,570
1,000	5.000%, 8/15/23	No Opt. Call	AA-	1,088,510
1,000	5.000%, 8/15/24	No Opt. Call	AA-	1,133,340
270

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 5,350	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2020B-1, 5.000%, 5/15/50 (Mandatory Put 11/15/24)	5/24 at 100.00	A	$5,979,213
1,670	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2020B-2, 5.000%, 5/15/50 (Mandatory Put 11/15/26)	5/26 at 100.00	A	1,986,432
250	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 5.000%, 11/15/22	No Opt. Call	AA-	263,190
575	Illinois Finance Authority, Water Facilities Revenue Bonds, American Water Capital Corporation Project, Refunding Series 2020, 0.700%, 5/01/40 (Mandatory Put 9/01/23)	No Opt. Call	A	575,328
2,000	Illinois State, General Obligation Bonds, May Series 2020, 5.500%, 5/01/24	No Opt. Call	BBB	2,252,220
3,100	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/23	No Opt. Call	BBB	3,389,571
1,935	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation September Series 2021C, 5.000%, 6/15/26	No Opt. Call	BBB+	2,304,837
1,250	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2018A, 5.000%, 1/01/22	No Opt. Call	AA-	1,264,675
5,225	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2019C, 5.000%, 1/01/25	No Opt. Call	AA-	5,985,917
	Joliet Park District, Will County, Illinois, General Obligation Bonds, Limited Tax Park Series 2021:
500	4.000%, 2/01/22 – BAM Insured	No Opt. Call	AA	505,835
360	4.000%, 2/01/23 – BAM Insured	No Opt. Call	AA	376,751
400	4.000%, 2/01/24 – BAM Insured	No Opt. Call	AA	431,136
	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Alternate Revenue Source Refunding School Series 2020C:
400	4.000%, 1/01/23 – AGM Insured	No Opt. Call	AA	418,024
355	4.000%, 1/01/26 – AGM Insured	No Opt. Call	AA	404,263
125	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2020, 4.000%, 5/01/22 – AGM Insured	No Opt. Call	AA	127,640
2,750	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017, 5.000%, 6/01/22	No Opt. Call	A	2,836,735
	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2020:
500	4.000%, 4/15/23	No Opt. Call	AA-	526,785
450	5.000%, 4/15/24	No Opt. Call	AA-	499,648
1,000	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Refunding Series 2020, 4.000%, 1/01/22 – AGM Insured	No Opt. Call	AA	1,008,520
49,540	Total Illinois			53,707,733
	Indiana – 1.5%
	, Vigo County, Indiana, Ad Valorem Property Tax First Mortgage Bonds, Series 2021:
515	4.000%, 7/15/24	No Opt. Call	AA+	565,130
525	4.000%, 1/15/25	No Opt. Call	AA+	584,094
535	4.000%, 7/15/25	No Opt. Call	AA+	602,480
950	Elkhart Community School Building Corporation, Indiana, First Mortgage Bonds, Series 2021, 5.000%, 1/15/25	No Opt. Call	AA+	1,090,135
271

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 675	Fort Wayne Community Schools Building Corporation, Allen County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2021, 4.000%, 1/15/23	No Opt. Call	AA+	$707,420
1,500	Franklin, Indiana, Economic Development Revenue Bonds, Otterbein Homes Obligated Group, Series 2019B, 5.000%, 7/01/24	No Opt. Call	A	1,682,760
1,125	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Long Term Rate Series 2019B, 2.250%, 12/01/58 (Mandatory Put 7/01/25)	1/25 at 100.00	AA	1,183,646
700	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2021A, 5.000%, 7/01/26	No Opt. Call	A	837,039
900	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Refunding First Lien Series 2021-1, 5.000%, 10/01/24	No Opt. Call	AA-	1,024,146
	Tippecanoe School Corporation, Indiana, General Obligation Bonds, Series 2020:
1,080	4.000%, 1/15/24	No Opt. Call	Aa2	1,164,607
1,090	4.000%, 7/15/24	No Opt. Call	Aa2	1,189,757
700	Warrick County, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company, Series 2015, 0.875%, 9/01/55 (Mandatory Put 9/01/23) (AMT)	No Opt. Call	A1	700,203
	Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2020:
300	4.000%, 1/15/25	No Opt. Call	AA+	334,497
500	4.000%, 7/15/25	No Opt. Call	AA+	564,265
700	4.000%, 1/15/26	No Opt. Call	AA+	798,791
11,795	Total Indiana			13,028,970
	Iowa – 2.7%
	Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise Retirement Community Project, Refunding Series 2021:
335	4.000%, 9/01/24	No Opt. Call	N/R	348,909
115	4.000%, 9/01/25	No Opt. Call	N/R	120,682
1,000	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health System, Series 2013A, 5.000%, 7/01/25 (Pre-refunded 7/01/23)	7/23 at 100.00	A1 (4)	1,082,670
250	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	10/21 at 103.00	BB-	253,920
145	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/22 at 105.00	BB-	158,326
7,000	Iowa Finance Authority, Solid Waste Facility Revenue Bonds, Gevo NW Iowa RNG, LLC Renewable Natural Gas Project, Green Series 2021, 1.500%, 1/01/42 (Mandatory Put 4/01/24) (AMT)	10/22 at 100.00	Aa3	7,047,670
	Sioux City Community School District, Iowa, School Infrastructure Sales, Services and Use Tax Revenue Bonds, Refunding Series 2020:
5,400	3.000%, 10/01/23 – BAM Insured	No Opt. Call	AA	5,660,172
2,500	3.000%, 10/01/24 – BAM Insured	No Opt. Call	AA	2,672,225
272

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
	Southeast Polk Community School District, Polk, Jasper and Marion Counties, Iowa, General Obligation Bonds, School Series 2020A:
$ 1,400	5.000%, 5/01/24	No Opt. Call	AA-	$1,567,342
3,750	5.000%, 5/01/25	No Opt. Call	AA-	4,351,800
21,895	Total Iowa			23,263,716
	Kansas – 0.3%
	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood Project, Series 2018A:
500	5.000%, 4/01/22 – BAM Insured	No Opt. Call	AA	511,595
500	5.000%, 4/01/23 – BAM Insured	No Opt. Call	AA	534,790
1,760	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2021A, 4.000%, 10/01/25 – BAM Insured	No Opt. Call	AA	2,002,334
2,760	Total Kansas			3,048,719
	Kentucky – 1.2%
445	Bullitt County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2020, 4.000%, 12/01/25	No Opt. Call	A1	504,412
1,435	Kentucky Rural Water Finance Corporation, Public Projects Construction Notes, Series E-2020-1, 0.425%, 12/01/21	10/21 at 100.00	N/R	1,435,043
3,785	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	10/24 at 100.24	A2	4,169,859
4,170	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	3/25 at 100.19	A1	4,645,630
9,835	Total Kentucky			10,754,944
	Louisiana – 1.9%
6,000	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50 (Mandatory Put 5/15/25)	11/24 at 102.04	A	6,914,340
1,000	Louisiana Stadium and Exposition District, Revenue Bonds, Bond Anticipation Notes Series 2021, 4.000%, 7/03/23	4/23 at 100.00	BBB+	1,050,220
2,310	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017D-2, 0.550%, 5/01/43 (Mandatory Put 5/01/22)	10/21 at 100.00	Aa3	2,310,531
900	Louisiana State, General Obligation Bonds, Grant Anticipation Series 2021, 5.000%, 9/01/24	No Opt. Call	AA	1,022,031
2,465	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB-	2,507,275
2,500	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017B-1, 2.125%, 6/01/37 (Mandatory Put 7/01/24)	No Opt. Call	BBB-	2,582,725
15,175	Total Louisiana			16,387,122
	Maryland – 0.7%
1,040	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2020B-1, 5.000%, 7/01/45 (Mandatory Put 7/01/25)	1/25 at 100.00	A	1,186,401
4,000	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2020B-2, 5.000%, 7/01/45 (Mandatory Put 7/01/27)	1/27 at 100.00	A	4,816,000
5,040	Total Maryland			6,002,401
273

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts – 1.0%
$ 515	Attleboro, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2021, 5.000%, 5/01/25	No Opt. Call	AA	$599,244
	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2020C:
725	5.000%, 10/01/25 – AGM Insured	No Opt. Call	AA	846,235
350	5.000%, 10/01/26 – AGM Insured	No Opt. Call	AA	420,263
210	Massachusetts Development Finance Agency, Revenue Bonds, Williams College, Series 2011N, 0.450%, 7/01/41 (Mandatory Put 7/01/25)	1/25 at 100.00	AA+	209,122
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue L, Senior Series 2020B:
880	5.000%, 7/01/25 (AMT)	No Opt. Call	AA	1,017,966
1,250	5.000%, 7/01/26 (AMT)	No Opt. Call	AA	1,485,087
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue M, Taxable Senior Series 2021B:
1,075	5.000%, 7/01/25 (AMT)	No Opt. Call	AA	1,243,538
1,000	5.000%, 7/01/26 (AMT)	No Opt. Call	AA	1,188,070
1,000	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Refunding Series 2019B, 5.000%, 7/01/23 (AMT)	No Opt. Call	AA	1,079,170
1,100	The Commonwealth of Massachusetts General Obligation Bonds Consolidated Loan of 2014, Series D (Multi-Modal Bonds) Subseries D-2, 1.700%, 8/01/43 (Mandatory Put 8/01/22)	No Opt. Call	Aa1	1,113,871
8,105	Total Massachusetts			9,202,566
	Michigan – 2.2%
	Allegan County Public School District, Michigan, General Obligation Bonds, School Building & Site Series 2021I:
785	4.000%, 5/01/23	No Opt. Call	AA	830,805
905	4.000%, 5/01/24	No Opt. Call	AA	988,767
	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A-MI:
1,705	5.000%, 12/01/22	No Opt. Call	AA-	1,800,957
940	5.000%, 12/01/23	No Opt. Call	AA-	1,035,448
1,715	Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit Group, Refunding Series 2016E-1, 4.000%, 11/15/44 (Mandatory Put 8/15/24)	No Opt. Call	AA+	1,893,789
	Michigan Finance Authority, State Aid Revenue Notes, Series 2020A-1:
2,395	3.000%, 7/20/22	No Opt. Call	N/R	2,449,606
4,250	3.000%, 8/22/22	No Opt. Call	N/R	4,357,610
1,440	Michigan State Hospital Finance Authority, Revenue Bonds, McLaren Health Care Corporation, Refunding Series 2012A, 5.000%, 6/01/24	6/22 at 100.00	AA-	1,484,841
2,000	Michigan State, Trunk Line Fund Bonds, Refunding Series 2020A, 5.000%, 11/15/21	No Opt. Call	AA+	2,011,160
1,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/23	No Opt. Call	A+	1,089,570
274

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 1,590	Saginaw City School District, Saginaw County, Michigan, General Obligation Bonds, School Building & Site, Series 2021, 4.000%, 5/01/23	No Opt. Call	AA	$ 1,681,727
18,725	Total Michigan			19,624,280
	Minnesota – 7.5%
515	Alexandria Independent School District 206, Douglas County, Minnesota, General Obligation Bonds, Series 2021A, 3.000%, 2/01/26	No Opt. Call	A2	560,377
145	Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS Apple Valley Senior Housing, Inc. Orchard Path Phase II Project, Series 2021, 4.000%, 9/01/25	No Opt. Call	N/R	156,823
240	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 3.000%, 8/01/22	No Opt. Call	BB+	243,353
	Becker Independent School District 726, Minnesota, General Obligation Bonds, Refunding Series 2020A:
735	5.000%, 2/01/23	No Opt. Call	Aa2	778,490
560	5.000%, 2/01/24	No Opt. Call	Aa2	618,005
	Becker, Minnesota, General Obligation Bonds, Street Reconstruction, Series 2021A:
550	4.000%, 2/01/24	No Opt. Call	A1	596,277
500	4.000%, 2/01/25	No Opt. Call	A1	557,800
750	Belle Plaine Independent School District 716, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A, 4.000%, 2/01/23	No Opt. Call	Aa2	786,840
1,175	Belle Plaine Independent School District 716, Minnesota, General Olibation Bonds, School Building Series 2012A, 5.000%, 2/01/24	No Opt. Call	Aa2	1,301,336
210	Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019, 4.000%, 9/01/23	No Opt. Call	N/R	216,943
1,415	City of Red Wing, Minnesota, General Obligation Bonds, Series 2018A, 5.000%, 2/01/23	No Opt. Call	Aa2	1,502,815
	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Full Term Series 2019B:
645	5.000%, 2/01/22	No Opt. Call	Aa2	654,024
755	5.000%, 2/01/23	No Opt. Call	Aa2	797,084
280	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Full Term Series 2019C, 5.000%, 2/01/23	No Opt. Call	Aa2	295,607
500	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Series 2016A, 5.000%, 2/01/24	No Opt. Call	Aa2	549,585
	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Series 2021B:
245	3.000%, 3/01/22	No Opt. Call	Ba2	246,031
150	3.000%, 3/01/24	No Opt. Call	Ba2	153,864
2,115	Elk River Independent School District 728, Minnesota, General Obligation Bonds, Refunding School Building Series 2016A, 5.000%, 2/01/23	No Opt. Call	Aa2	2,250,043
1,130	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2019A, 4.375%, 8/01/29	8/27 at 102.00	BB+	1,288,223
505	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 3.000%, 11/01/21	No Opt. Call	BB	505,555
815	Metropolitan Council Minneapolis- Saint Paul Metropolitan Area, Minnesota, General Obligation Bonds, Park Series 2021D, 5.000%, 3/01/25	No Opt. Call	AAA	943,199
275

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$ 1,550	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2017A, 5.000%, 2/01/23	No Opt. Call	AAA	$1,648,332
210	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A, 3.750%, 12/01/22, 144A	No Opt. Call	N/R	214,450
500	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 6.000%, 7/01/33	7/23 at 100.00	BB+	532,710
1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2017A, 5.000%, 11/15/24	No Opt. Call	AA-	1,142,570
2,500	Minneapolis-Saint Paul Metropolitan Council, Minnesota, General Obligation Wastewater Revenue Bonds, Series 2020B, 5.000%, 3/01/25	No Opt. Call	AAA	2,893,250
650	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%, 1/01/22	No Opt. Call	A+	657,566
1,000	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B, 5.000%, 1/01/25 (AMT)	1/24 at 100.00	A+	1,100,290
435	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's University, Refunding Series 2021, 4.000%, 10/01/24	No Opt. Call	A2	480,836
640	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2020A, 4.000%, 8/01/25	No Opt. Call	AA+	723,309
225	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020A, 1.450%, 7/01/24 (AMT)	No Opt. Call	AA+	228,782
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021C:
400	0.400%, 1/01/23 (AMT)	No Opt. Call	AA+	399,904
300	0.450%, 7/01/23 (AMT)	No Opt. Call	AA+	299,937
325	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, 2020 Senior Series, 5.000%, 11/01/24 (AMT)	No Opt. Call	AA	365,927
	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, Senior Series 2018:
500	5.000%, 11/01/22 (AMT)	No Opt. Call	AA	523,805
400	5.000%, 11/01/23 (AMT)	No Opt. Call	AA	435,360
4,695	Minnesota State, General Obligation Bonds, Refunding Various Purpose Series 2016D, 5.000%, 8/01/22	No Opt. Call	AAA	4,884,255
310	Montrose, Minnesota, General Obligation Bonds, Series 2021A, 2.000%, 2/01/25	No Opt. Call	AA	324,784
720	North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens Project, Refunding Series 2016, 4.000%, 10/01/23	No Opt. Call	N/R	763,956
9,480	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2011, 4.500%, 11/15/38 (Mandatory Put 11/15/21)	No Opt. Call	AA	9,526,168
1,160	Rocori Independent School District 750, Stearns County, Minnesota, General Obligation Bonds, Refunding School Building Series 2017A, 5.000%, 2/01/26	No Opt. Call	Aa2	1,373,904
2,500	Rosemount Independent School District 196, Dakota County, Minnesota, General Obligation Bonds, School Building Series 2016A, 5.000%, 2/01/23	No Opt. Call	AAA	2,658,950
	Roseville Independent School District 623, Ramsey County, Minnesota, Certificates of Participation, Series 2021A:
910	5.000%, 4/01/22	No Opt. Call	Baa2	930,693
860	5.000%, 4/01/23	No Opt. Call	Baa2	917,973
276

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$ 2,470	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/23	No Opt. Call	AA-	$2,651,273
	Saint Joseph, Minnesota, General Obligation Bonds, Series 2021A:
265	4.000%, 12/15/22	No Opt. Call	AA-	276,946
200	4.000%, 12/15/23	No Opt. Call	AA-	215,910
330	4.000%, 12/15/24	No Opt. Call	AA-	366,683
250	4.000%, 12/15/25	No Opt. Call	AA-	284,845
400	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Refunding Series 2021A, 2.000%, 9/01/26	9/24 at 102.00	BB+	396,292
200	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Church Homes Project, Refunding Senior Series 2021A, 1.650%, 11/01/23, 144A	No Opt. Call	N/R	199,350
500	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017, 3.000%, 9/01/22	No Opt. Call	N/R	507,190
110	Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor Campus LLC Project, Refunding Series 2017, 3.000%, 9/01/22	No Opt. Call	N/R	110,204
3,515	Sauk Rapids Independent School District 047, Benton County, Minnesota, General Obligation Bonds, Refunding School Building Series 2015A, 5.000%, 2/01/23	No Opt. Call	AAA	3,736,550
55	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 3.625%, 10/01/21	No Opt. Call	N/R	55,000
6,790	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Refunding School Building Series 2018B, 5.000%, 2/01/22	No Opt. Call	Aa2	6,896,671
	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019:
350	3.000%, 8/01/22	No Opt. Call	N/R	353,993
300	3.000%, 8/01/23	No Opt. Call	N/R	307,137
400	3.000%, 8/01/24	No Opt. Call	N/R	413,716
400	3.000%, 8/01/25	8/24 at 102.00	N/R	416,752
	Zumbro Education District 6012, Minnesota, Certificates of Participation Series 2021A:
385	4.000%, 2/01/22	No Opt. Call	Baa1	389,277
270	4.000%, 2/01/24	No Opt. Call	Baa1	290,299
62,395	Total Minnesota			65,898,073
	Mississippi – 0.1%
1,000	Warren County, Mississippi, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2020B, 1.600%, 8/01/27 (Mandatory Put 6/16/25) (AMT)	No Opt. Call	BBB	1,035,110
	Missouri – 4.8%
650	Arnold Retail Corridor Transportation Development District, Missouri, Sales Tax Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/28	11/24 at 100.00	N/R	658,391
100	Belton School District 124, Cass County, Missouri, Certificates of Participation, Missouri School Boards Association, Series 2019, 4.000%, 1/15/22 – AGM Insured (ETM)	No Opt. Call	AA (4)	101,065
1,230	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds, Direct Deposit Program Refunding Series 2020, 4.000%, 3/01/22	No Opt. Call	AA+	1,249,495
277

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$ 1,375	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2013A, 5.000%, 6/01/23	6/22 at 100.00	AA	$1,418,202
	Central Southwest Missouri Community College District, Missouri, Certificates of Participation, Ozarks Technical Community College, Series 2021:
350	5.000%, 3/01/23	No Opt. Call	AA-	372,859
300	5.000%, 3/01/24	No Opt. Call	AA-	332,586
250	5.000%, 3/01/25	No Opt. Call	AA-	287,028
125	Chesterfield Valley Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2015, 3.250%, 5/15/28	5/23 at 100.00	A-	128,376
1,000	Clay County Reorganized School District R-1, Kearney, Missouri, General Obligation Bonds, School Building Series 2017, 5.000%, 3/01/22	No Opt. Call	AA+	1,019,940
2,500	Fort Zumwalt School District, St Charles County, Missouri, General Obligation Bonds, Direct Deposit Program, Refunding Series 2021, 4.000%, 3/01/25	No Opt. Call	Aa1	2,795,075
800	Greene County, Missouri, Certificates of Participation, Capital Projects, Series 2021A, 4.000%, 3/01/26	No Opt. Call	Aa3	911,080
320	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2020, 1.000%, 10/01/27	No Opt. Call	A	319,782
	Jennings, Saint Louis County, Missouri, Certificates of Participation, Series 2021:
200	4.000%, 3/01/23	No Opt. Call	A-	209,502
265	4.000%, 3/01/24	No Opt. Call	A-	285,718
230	4.000%, 3/01/25	No Opt. Call	A-	254,099
650	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/24	No Opt. Call	A	716,118
	Kansas City, Missouri, General Obligation Bonds, Series 2020A:
410	5.000%, 2/01/23	No Opt. Call	AA	435,842
435	5.000%, 2/01/24	No Opt. Call	AA	482,415
400	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2021A, 5.000%, 4/01/25	No Opt. Call	AA-	461,392
130	Kansas City, Missouri, Special Obligation Bonds, Main Streetcar Extension Project, Series 2021D, 3.000%, 9/01/25	No Opt. Call	AA-	141,463
1,250	Kansas City, Missouri, Water Revenue Bonds, Refunding Series 2019A, 5.000%, 12/01/22	No Opt. Call	AA+	1,319,750
1,000	Meramec Valley School District R-3, Franklin and St Louis Counties, Missouri, General Obligation Bonds, Series 2020, 4.000%, 3/01/23	No Opt. Call	AA+	1,053,460
1,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	1,073,500
600	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Jefferson County Water Authority Project, Series 2021A, 4.000%, 7/01/23	No Opt. Call	A	636,888
565	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc, Series 2016, 5.000%, 11/15/22	No Opt. Call	A+	594,809
278

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southeast Missouri State University, Refunding Series 2019:
$ 200	5.000%, 10/01/23	No Opt. Call	A	$217,632
505	5.000%, 10/01/24	No Opt. Call	A	569,817
270	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Bethesda Health Group, Inc, Series 2021, 3.000%, 8/01/22	No Opt. Call	BBB	275,751
6,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2021B, 4.000%, 5/01/51 (Mandatory Put 5/01/26)	No Opt. Call	AA	6,898,080
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital Region Medical Center, Series 2020:
640	3.000%, 11/01/22	No Opt. Call	Baa2	654,330
665	4.000%, 11/01/23	No Opt. Call	Baa2	706,416
475	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2015A, 5.000%, 11/15/25	No Opt. Call	A2	553,722
250	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Variable Rate Series 2018C, 5.000%, 6/01/36 (Mandatory Put 6/01/23)	12/22 at 100.00	AA-	263,230
250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2021, 5.000%, 2/15/26	No Opt. Call	BBB+	295,370
260	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/25	No Opt. Call	BBB	295,571
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Wright Memorial Hospital, Series 2019:
275	5.000%, 9/01/22	No Opt. Call	BBB-	284,807
285	5.000%, 9/01/23	No Opt. Call	BBB-	305,930
	Missouri State University, Auxiliary Enterprise System Revenue Bonds, Series 2019A:
135	5.000%, 10/01/22	No Opt. Call	A+	141,226
230	5.000%, 10/01/23	No Opt. Call	A+	250,997
225	5.000%, 10/01/24	No Opt. Call	A+	255,170
500	Nixa Public Schools, Missouri, Certificates of Participation, Series 2021, 4.000%, 4/01/24	No Opt. Call	A	542,020
1,290	Normandy Schools Collaborative Joint Executive Governing Board, Saint Loius County, Missouri, General Obligation Bonds, Series 2021B, 4.000%, 3/01/25	No Opt. Call	AA+	1,438,995
	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2021:
125	3.000%, 5/01/22	No Opt. Call	N/R	125,824
150	3.000%, 5/01/23	No Opt. Call	N/R	152,477
275	Rock Creek Public Sewer District, Missouri, Certificates of Participation, Series 2021, 3.000%, 4/01/25	No Opt. Call	A+	295,837
1,000	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refudning Series 2016B, 5.000%, 12/01/21	No Opt. Call	AA+	1,007,550
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
725	5.000%, 11/15/24	No Opt. Call	N/R	801,669
630	5.000%, 11/15/26	11/25 at 100.00	N/R	709,846
279

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$ 5,055	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2017A, 5.000%, 7/01/22 – AGM Insured	No Opt. Call	AA	$5,234,857
2,000	Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015, 3.250%, 8/01/27	8/25 at 100.00	AA+	2,173,300
325	St Charles, Missouri, Certificates of Participation, Refunding Series 2020B, 4.000%, 2/01/24	No Opt. Call	Aa3	350,847
450	Webster County Reorganized School District R-I Marshfield, Missouri, General Obligation Bonds, Refunding Series 2019B, 3.000%, 3/01/22	No Opt. Call	AA+	455,184
39,325	Total Missouri			42,515,290
	Montana – 0.1%
500	Montana State, General Obligation Bonds, Series 2020C, 2.000%, 8/01/23	No Opt. Call	Aa1	516,515
	Nebraska – 1.0%
690	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A2	695,472
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2020A:
200	5.000%, 11/15/21	No Opt. Call	AA-	201,088
115	5.000%, 11/15/23	No Opt. Call	AA-	126,035
125	5.000%, 11/15/24	No Opt. Call	AA-	142,029
175	5.000%, 11/15/25	No Opt. Call	AA-	205,165
3,635	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2020B, 5.000%, 11/15/53 (Mandatory Put 11/15/25)	8/25 at 100.00	AA-	4,232,557
1,685	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/21	No Opt. Call	A	1,691,032
1,555	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A, 5.000%, 7/01/22	No Opt. Call	BBB	1,606,284
8,180	Total Nebraska			8,899,662
	Nevada – 1.0%
775	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Notes Series 2021B, 5.000%, 7/01/23 (AMT)	No Opt. Call	A1	837,767
5,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2019E, 5.000%, 7/01/24	No Opt. Call	Aa3	5,632,600
1,390	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017, 1.650%, 1/01/36 (Mandatory Put 3/31/23)	No Opt. Call	A+	1,415,799
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 816 Summerlin Village 22, Series 2021:
300	2.000%, 6/01/23	No Opt. Call	N/R	304,272
365	2.000%, 6/01/25	No Opt. Call	N/R	370,683
7,830	Total Nevada			8,561,121
280

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Hampshire – 0.9%
$ 8,000	National Finance Authority, New Hampshire, Solid Waste Disposal Revenue Bonds, Waste Management, Ic, Project, Refunding Series 2020A-3, 0.150%, 4/01/24 (Mandatory Put 12/01/21) (AMT)	No Opt. Call	A-	$ 7,999,342
	New Jersey – 4.7%
7,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 5.000%, 7/01/23 – BAM Insured	No Opt. Call	AA	7,568,260
200	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ, 5.000%, 6/15/22	No Opt. Call	Baa1	206,562
1,260	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Term Series 2019B-1, 5.000%, 7/01/43 (Mandatory Put 7/01/24)	4/24 at 100.87	AA-	1,417,197
	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Senior Series 2018B:
2,500	5.000%, 12/01/21 (AMT)	No Opt. Call	AAA	2,518,750
6,500	5.000%, 12/01/22 (AMT)	No Opt. Call	Aaa	6,844,760
6,115	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A, 5.000%, 6/01/26	No Opt. Call	A3	7,307,486
5,000	New Jersey State, General Obligation Bonds, Various Purpose Series 2021, 2.000%, 6/01/25	No Opt. Call	A3	5,245,350
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
1,335	5.000%, 6/15/22	No Opt. Call	A+	1,379,002
3,000	5.000%, 6/15/23	No Opt. Call	A+	3,236,910
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A, 5.000%, 12/15/24	No Opt. Call	Baa1	1,141,630
2,210	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2021A, 5.000%, 6/15/25	No Opt. Call	Baa1	2,562,981
1,685	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/23	No Opt. Call	A	1,810,044
37,805	Total New Jersey			41,238,932
	New Mexico – 1.4%
1,165	Albuquerque Municipal School District 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation Bonds, Refunding Series 2021B, 5.000%, 8/01/24	No Opt. Call	AA	1,318,011
5,440	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010E, 1.150%, 6/01/40 (Mandatory Put 6/01/24)	No Opt. Call	BBB	5,503,648
2,500	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019B, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	5/25 at 100.87	AA	2,907,100
2,110	Santa Fe County, New Mexico, Gross Receipts Tax Revenue Bonds, Capital Outlay Series 2017, 5.000%, 6/01/22	No Opt. Call	AA+	2,177,562
11,215	Total New Mexico			11,906,321
	New York – 3.4%
14,030	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2016A Groups A,B&C, 5.000%, 3/15/22	No Opt. Call	AA+	14,336,836
281

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Series 2020A:
$ 400	5.000%, 12/01/22	No Opt. Call	BBB+	$420,976
500	5.000%, 12/01/23	No Opt. Call	BBB+	548,145
600	5.000%, 12/01/24	No Opt. Call	BBB+	682,362
1,375	Nassau Health Care Corporation, New York, County Guaranteed Revenue Bonds, Series 2009, 5.000%, 8/01/24	No Opt. Call	A+	1,550,189
1,230	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series DD, 5.000%, 6/15/26	No Opt. Call	AA+	1,485,385
3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries F-1, 5.000%, 11/01/26	No Opt. Call	AAA	3,655,080
2,475	New York City, New York, General Obligation Bonds, Fiscal 2021 Series A-1, 5.000%, 8/01/24	No Opt. Call	AA	2,802,294
3,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004C, 2.625%, 4/01/34 (Mandatory Put 7/03/23)	No Opt. Call	A-	3,093,990
1,210	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Fifth Series 2014, 5.000%, 9/01/23 (AMT)	No Opt. Call	Aa3	1,317,169
27,820	Total New York			29,892,426
	North Carolina – 1.3%
4,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Variable Rate Demand Series 2021B, 5.000%, 1/15/50 (Mandatory Put 12/02/24)	No Opt. Call	AA-	4,573,840
1,745	North Carolina Central University, General Revenue Bonds, Refunding Series 2016, 5.000%, 10/01/23	No Opt. Call	A3	1,893,377
250	North Carolina Medial Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2020A, 5.000%, 7/01/24	No Opt. Call	AA-	281,118
415	North Carolina Medical Care Commission, Hospital Revenue Bonds, CaroMont Health A/K/A Gaston Health, Series 2021A, 5.000%, 2/01/51 (Mandatory Put 2/01/26)	2/26 at 100.00	AA-	492,501
2,990	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Bond Anticipation Bond Senior Lien Series 2020, 5.000%, 2/01/24	No Opt. Call	BBB	3,296,774
500	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/24	No Opt. Call	Aa3	567,845
9,900	Total North Carolina			11,105,455
	North Dakota – 0.6%
895	Cass County Joint Water Reserve District, North Dakota, Temporary Improvement Special Assessment Bonds, Refunding Series 2021A, 0.480%, 5/01/24	11/22 at 100.00	Aa3	896,298
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2021:
275	5.000%, 12/01/23	No Opt. Call	Baa2	302,294
215	5.000%, 12/01/25	No Opt. Call	Baa2	252,107
282

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota (continued)
	Grand Forks, North Dakota, Senior Housing and Nursing Facilities Revenue Bonds, Valley Homes Obligated Group, Series 2016A:
$ 585	4.750%, 12/01/21	No Opt. Call	N/R	$586,942
1,245	5.000%, 12/01/22	No Opt. Call	N/R	1,277,395
280	West Fargo Public School District 6, Cass County, North Dakota, General Obligation Bonds, Special Assessment Prepayment Series 2020C, 4.000%, 8/01/26	No Opt. Call	Aa2	324,526
	West Fargo, North Dakota, General Obligation Bonds, Refunding Improvement Series 2020A:
750	2.000%, 5/01/24	No Opt. Call	A1	779,842
500	4.000%, 5/01/25	No Opt. Call	A1	559,695
500	4.000%, 5/01/26	No Opt. Call	A1	572,650
5,245	Total North Dakota			5,551,749
	Ohio – 2.0%
845	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Refunding Series 2017, 4.000%, 11/15/22	No Opt. Call	A	879,222
850	Cleveland, Ohio, Airport System Revenue Bonds, Series 2019B, 5.000%, 1/01/22 (AMT)	No Opt. Call	A2	859,707
	Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural Facility Revenue Bonds, The Cleveland Museum of Natural History Project, Series 2021:
150	5.000%, 7/01/25	No Opt. Call	A3	173,337
125	5.000%, 7/01/26	No Opt. Call	A3	148,253
750	Cuyahoga Falls City School District, Summit County, Ohio, General Obligation Bonds, School Improvement Series 2021, 3.000%, 12/01/24 – BAM Insured	No Opt. Call	AA	810,757
1,335	Hamilton County, Ohio, General Obligation Bonds, Parking Facilities, Limited Tax Series 2021A, 5.000%, 12/01/25	No Opt. Call	Aa2	1,581,668
600	Miami University of Ohio, General Receipts Revenue Bonds, Refunding Series 2021A, 5.000%, 9/01/24	No Opt. Call	AA	681,168
	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding & Improvement Series 2021:
375	5.000%, 8/01/24	No Opt. Call	A+	423,683
700	5.000%, 8/01/25	No Opt. Call	A+	818,153
1,250	5.000%, 8/01/26	No Opt. Call	A+	1,504,750
55	Northeast Ohio Medical University, General Receipts Bonds, Refunding Series 2021A, 3.000%, 12/01/21	No Opt. Call	Baa2	55,239
685	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (5)	No Opt. Call	N/R	856
1,710	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005A, 2.100%, 1/01/29 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	1,772,894
800	Ohio State, Capital Facilities Lease-Appropriation Bonds, Administrative Building Fund Projects, Series 2021A, 5.000%, 4/01/25	No Opt. Call	AA	927,304
5,665	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2018D, 5.000%, 1/15/39 (Mandatory Put 9/15/23)	No Opt. Call	A	6,170,884
360	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Variable Rate Series 2020B, 5.000%, 1/15/50 (Mandatory Put 1/15/25)	1/25 at 100.00	A	411,329
283

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 500	Warren County, Ohio, Healthcare Facilities Revenue Bonds, Otterbein Homes Obligated Group, Refunding Series 2013A, 4.000%, 7/01/22	No Opt. Call	A	$ 513,440
16,755	Total Ohio			17,732,644
	Oklahoma – 0.6%
350	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Refunding Series 2021, 3.000%, 9/01/22	No Opt. Call	AA-	358,813
1,065	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2019, 5.000%, 6/01/24	No Opt. Call	A+	1,194,674
	Nichols Hills, Oklahoma, General Obligation Bonds, Refunding Series 2021:
1,730	4.000%, 7/01/23	No Opt. Call	AA+	1,843,228
1,425	4.000%, 7/01/24	No Opt. Call	AA+	1,566,446
425	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/22	No Opt. Call	Baa3	440,364
4,995	Total Oklahoma			5,403,525
	Oregon – 1.3%
	Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2020B:
300	5.000%, 6/15/23	No Opt. Call	AA+	323,958
500	5.000%, 6/15/24	No Opt. Call	AA+	563,010
350	5.000%, 6/15/26	No Opt. Call	AA+	421,043
4,620	Oregon Business Development Commission, Economic Development Revenue Bonds, Intel Corporation Project, 250 Series 2019, 5.000%, 3/01/49 (Mandatory Put 3/01/22) (AMT)	No Opt. Call	A+	4,705,932
450	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services Project, Refunding Series 2020A, 5.000%, 10/01/24	No Opt. Call	BBB+	507,902
300	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A, 5.000%, 10/01/25	No Opt. Call	BBB+	349,392
3,000	Oregon Health and Science University, Revenue Bonds, Series 2019B-2, 5.000%, 7/01/42 (Mandatory Put 2/01/25)	11/24 at 100.00	AA-	3,412,140
1,000	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Series 2019A, 4.000%, 5/15/22	No Opt. Call	AA-	1,023,100
10,520	Total Oregon			11,306,477
	Pennsylvania – 2.3%
1,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A, 5.000%, 4/01/22	No Opt. Call	A	1,023,190
800	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2018A, 5.000%, 11/15/21	No Opt. Call	AA-	804,352
1,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/22	No Opt. Call	A1	1,031,200
1,625	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%, 4/01/43 (Mandatory Put 2/15/27)	8/26 at 100.00	AA-	1,950,552
835	Hollidaysburg Area School District, Blair County, Pennsylvania, General Obligation Bonds, Series 2021, 4.000%, 3/15/25	No Opt. Call	Aa3	934,783
284

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Northern York County School District, Pennsylvania, General Obligation Bonds, Notes Series 2021A:
$ 1,125	4.000%, 11/15/23	No Opt. Call	AA-	$1,207,823
1,135	4.000%, 11/15/25	No Opt. Call	AA-	1,284,729
305	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2011, 2.150%, 7/01/41 (Mandatory Put 7/01/24) (AMT)	No Opt. Call	A-	318,515
465	Pennsylvania State University, Revenue Bonds, Series 2020E, 5.000%, 3/01/24	No Opt. Call	Aa1	518,005
1,000	Pennsylvania State, General Obligation Bonds, First Series 2015, 5.000%, 3/15/22	No Opt. Call	Aa3	1,021,780
400	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 7/01/22	No Opt. Call	A2	414,232
1,750	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2021, 5.000%, 7/01/25 (AMT)	No Opt. Call	A2	2,031,417
	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, First Lien Series 2020B:
550	4.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	589,133
300	4.000%, 9/01/24 – AGM Insured	No Opt. Call	AA	329,703
6,000	University of Pittsburgh of the Commonwealth System of Higher Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%, 4/15/26	2/26 at 100.00	AA+	6,867,180
18,290	Total Pennsylvania			20,326,594
	Rhode Island – 0.0%
330	Cranston, Rhode Island, General Obligation Bonds, Anticipation Notes Series 2021-1, 1.000%, 8/23/22	No Opt. Call	N/R	332,336
	South Carolina – 1.2%
2,215	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2014A, 3.875%, 4/01/23 (AMT)	No Opt. Call	BBB	2,329,006
875	Rock Hill, South Carolina, Combined Utility System Revenue Bonds, Series 2016, 5.000%, 1/01/27	1/26 at 100.00	A	1,028,125
3,285	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020B, 5.000%, 12/01/48 (Mandatory Put 10/01/25)	No Opt. Call	AA-	3,851,301
2,980	South Carolina State Ports Authority, Revenue Bonds, Series 2018, 5.000%, 7/01/22 (AMT)	No Opt. Call	A+	3,079,651
9,355	Total South Carolina			10,288,083
	South Dakota – 0.4%
100	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Refunding Series 2016, 3.000%, 11/01/21	No Opt. Call	BB	100,072
585	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Series 2017, 3.100%, 11/01/22	No Opt. Call	BB	591,985
250	South Dakota Health and Educational Facilities Authority Revenue Bonds, Westhills Village Retirement Community, Series 2021, 3.000%, 9/01/22	No Opt. Call	A+	255,692
1,940	South Dakota Health and Educational Facilities Authority, Reveune Bonds, Avera Health, Series 2019A, 5.000%, 7/01/33 (Mandatory Put 7/01/24)	4/24 at 100.00	AA-	2,154,021
2,875	Total South Dakota			3,101,770
285

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee – 1.4%
$ 100	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28	No Opt. Call	BBB+	$125,622
1,310	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A, 5.000%, 1/01/24	1/23 at 100.00	A+	1,383,727
4,655	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2019A, 5.000%, 2/01/50 (Mandatory Put 10/01/24)	7/24 at 100.58	Aa2	5,247,907
3,500	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A, 4.000%, 12/01/51 (Mandatory Put 9/01/28)	6/28 at 100.68	A1	4,129,230
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Commodity Project, Series 2021A:
250	5.000%, 11/01/22	No Opt. Call	A2	262,513
250	5.000%, 11/01/23	No Opt. Call	A2	273,408
250	5.000%, 11/01/24	No Opt. Call	A2	283,277
275	5.000%, 11/01/25	No Opt. Call	A2	321,186
10,590	Total Tennessee			12,026,870
	Texas – 10.6%
5,000	Austin, Texas, Airport System Revenue Bonds, Refunding Series 2019, 5.000%, 11/15/23 (AMT)	No Opt. Call	A1	5,486,500
1,000	Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%, 11/15/22 (AMT)	No Opt. Call	A1	1,052,530
	Brazos Higher Education Authority Inc, Texas, Student Loan Program Revenue Bonds, Senior Series 2020-1A:
1,175	5.000%, 4/01/23 (AMT)	No Opt. Call	AA	1,246,393
775	5.000%, 4/01/24 (AMT)	No Opt. Call	AA	848,950
500	5.000%, 4/01/25 (AMT)	No Opt. Call	AA	561,575
1,540	Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation Notes Subordinate Lien Series 2020F, 5.000%, 1/01/25	7/24 at 100.00	BBB+	1,722,274
1,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2013E, 5.000%, 11/01/22 (AMT)	No Opt. Call	A1	1,050,940
2,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2014D, 5.000%, 11/01/22 (AMT)	No Opt. Call	A+	2,101,880
2,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/24	No Opt. Call	A1	2,851,700
2,030	El Paso, Texas, Airport Revenue Bonds, El Paso International Airport Series 2018, 5.000%, 8/15/23 (AMT)	No Opt. Call	A	2,200,926
4,550	Fort Worth Independent School District, Tarrant County, Texas, General Obligation Bonds, Refunding School Building Series 2015, 5.000%, 2/15/23	No Opt. Call	AAA	4,848,935
735	Friendswood, Galveston and Harris Counties, Texas, General Obligation Bonds, Refunding & Improvement Series 2021, 4.000%, 3/01/25	No Opt. Call	AA+	821,752
1,655	Galveston Independent School District, Galveston County, Texas, General Obligation Bonds, School Building Series 2018, 5.000%, 2/01/22	No Opt. Call	Aaa	1,681,331
5,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	A+	5,303,400
286

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 4,170	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Refunding Series 2020C-2, 5.000%, 6/01/32 (Mandatory Put 12/01/24)	9/24 at 101.10	A+	$4,763,850
8,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Refunding Series 2020C-3, 5.000%, 6/01/32 (Mandatory Put 12/01/26)	9/26 at 101.02	A+	9,688,880
3,595	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-1, 5.000%, 7/01/49 (Mandatory Put 12/01/22)	9/22 at 100.88	A+	3,781,760
1,700	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018A, 5.000%, 7/01/22 (AMT)	No Opt. Call	A1	1,760,214
4,210	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018C, 5.000%, 7/01/23 (AMT)	No Opt. Call	AA	4,556,357
5,000	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Refunding School Building Series 2015A, 5.250%, 2/15/23	No Opt. Call	AAA	5,334,800
850	Hunt Memorial Hospital District, Hunt County, Texas, General Obligation Bonds, Refunding & Improvment Series 2020, 5.000%, 2/15/26	No Opt. Call	A2	982,855
400	Lake Houston Redevelopment Authority, Texas, Tax Increment Contract Revenue Bonds, Series 2021, 5.000%, 9/01/25	No Opt. Call	BBB-	463,872
1,235	Laredo Independent School District, Webb County, Texas, General Obligation Bonds, Refunding Series 2021, 4.000%, 8/01/25	No Opt. Call	AAA	1,397,267
	Leander, Texas, General Obligation Bonds, Refunding Series 2020:
500	5.000%, 8/15/23	No Opt. Call	AA	543,470
525	5.000%, 8/15/25	No Opt. Call	AA	613,714
2,005	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds, Refunding Series 2021, 5.000%, 11/01/22 (AMT)	No Opt. Call	A	2,106,473
1,000	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2020, 5.000%, 5/15/25	No Opt. Call	A+	1,161,580
850	Lubbock Water and Wastewater System, Texas, Revenue Bonds, Refunding Series 2020B, 5.000%, 2/15/25	No Opt. Call	AA-	979,676
	Lumberton Independent School District, Hardin County, Texas, General Obligation Bonds, School Building Series 2021:
640	4.000%, 2/15/24	No Opt. Call	Aaa	695,635
1,190	4.000%, 2/15/25	No Opt. Call	Aaa	1,331,848
450	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, Central Power & Light Company Project, Refunding Series 1996, 0.900%, 5/01/30 (Mandatory Put 9/01/23) (AMT)	No Opt. Call	A-	451,458
3,000	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Republic Services Inc Project, Adjustable Rate Series 2020A, 0.200%, 5/01/50 (Mandatory Put 11/01/21) (AMT)	No Opt. Call	BBB+	2,999,850
1,565	Montgomery Independent School District, Montgomery County, Texas, General Obligation Bonds, Refunding & School Building Series 2015, 5.000%, 2/15/26	2/25 at 100.00	AAA	1,803,193
310	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communites Crestview Project, Series 2016, 4.000%, 11/15/21	No Opt. Call	BB+	310,794
287

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,130	North Harris County Regional Water Authority, Texas, Water Revenue Bonds, Refunding Senior Lien Series 2014, 5.000%, 12/15/24	No Opt. Call	AA-	$1,295,296
2,805	North Harris County Regional Water Authority, Texas, Water Revenue Bonds, Refunding Senior Lien Series 2016, 4.000%, 12/15/24	No Opt. Call	AA-	3,126,285
	Port Arthur, Texas, Combination Tax and Revenue Certificates of Obligation, Series 2021:
565	5.000%, 2/15/23 – BAM Insured	No Opt. Call	AA	600,996
250	5.000%, 2/15/24 – BAM Insured	No Opt. Call	AA	276,928
315	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A, 1.875%, 1/01/26, 144A (AMT)	7/23 at 103.00	N/R	314,291
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Refunding Series 2021:
1,500	5.000%, 12/15/24	No Opt. Call	A3	1,710,150
2,500	5.000%, 12/15/25	No Opt. Call	A3	2,939,350
2,100	5.000%, 12/15/26	No Opt. Call	A3	2,533,860
1,000	Tomball Independent School District, Harris and Montgomery Counties, Texas, General Obligation Bonds, Building Series 2020, 5.000%, 2/15/25	No Opt. Call	AAA	1,154,740
1,000	Upper Trinity Regional Water District, Texas, Regional Treated Water Supply System Revenue Bonds, Refunding Series 2020, 4.000%, 8/01/24	No Opt. Call	A+	1,096,700
	Wise County, Texas, Lease Revenue Bonds, Parker County Junior College District, Refunding Series 2021:
350	5.000%, 8/15/23	No Opt. Call	N/R	377,748
465	5.000%, 8/15/24	No Opt. Call	N/R	519,196
84,635	Total Texas			93,452,172
	Utah – 1.2%
6,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, 5.000%, 7/01/23 (AMT)	No Opt. Call	A	6,487,080
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Utah Charter Academies Project, Series 2018:
335	4.000%, 10/15/22	No Opt. Call	AA	346,933
350	4.000%, 10/15/23	No Opt. Call	AA	372,169
1,120	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2020B-1, 5.000%, 5/15/60 (Mandatory Put 8/01/24)	2/24 at 102.15	AA+	1,264,827
1,555	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2020B-2, 5.000%, 5/15/60 (Mandatory Put 8/01/26)	2/26 at 102.03	AA+	1,868,612
500	Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series 2021, 3.000%, 10/15/23	No Opt. Call	BBB-	525,145
9,860	Total Utah			10,864,766
	Virginia – 1.0%
850	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020, 5.000%, 7/01/24	No Opt. Call	AA-	957,040
1,755	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%, 11/01/23	No Opt. Call	BBB	1,921,234
288

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$ 3,100	Hampton Roads Transportation Accountability Commission, Virginia, Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Bond Anticipation Notes, Series 2021A, 5.000%, 7/01/26	No Opt. Call	Aa2	$3,739,034
1,000	Suffolk, Virginia, General Obligation Bonds, Refunding Series 2014, 5.000%, 2/01/25 (Pre-refunded 2/01/24)	2/24 at 100.00	AAA	1,109,550
690	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.200%, 11/01/40 (Mandatory Put 5/31/24)	No Opt. Call	A2	701,723
7,395	Total Virginia			8,428,581
	Washington – 2.2%
1,500	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds, Refunding Series 2020A, 5.000%, 7/01/23	No Opt. Call	AA+	1,625,340
1,000	King County School District 406 Tukwila, Washington, General Obligation Bonds, Series 2016, 4.000%, 12/01/21	No Opt. Call	Aaa	1,006,160
1,370	King County School District 414 Lake Washington, Washington, General Obligation Bonds, Refunding Series 2020, 4.000%, 12/01/25	No Opt. Call	Aaa	1,567,444
1,955	King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien Series 2020A, 0.625%, 1/01/32 (Mandatory Put 1/01/24)	7/23 at 100.00	AA	1,956,779
225	Port Everett, Washington, Revenue Bonds, Refunding Series 2016, 4.000%, 12/01/21	No Opt. Call	A2	226,332
	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C:
1,000	5.000%, 4/01/22 (AMT)	No Opt. Call	AA-	1,023,190
3,360	5.000%, 4/01/24 (AMT)	No Opt. Call	AA-	3,736,891
2,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019, 5.000%, 4/01/24 (AMT)	No Opt. Call	AA-	2,224,340
1,775	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 4.000%, 12/01/21	No Opt. Call	Baa2	1,784,479
2,150	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/24)	2/24 at 100.00	BBB+	2,368,935
2,000	Washington State, General Obligation Bonds, Various Purpose Series 2013D, 5.000%, 2/01/23	No Opt. Call	Aaa	2,128,540
18,335	Total Washington			19,648,430
	West Virginia – 0.3%
2,710	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory Put 4/01/22) (AMT)	No Opt. Call	A-	2,746,775
	Wisconsin – 4.8%
1,850	Howard-Suamico School District, Brown County, Wisconisn, General Obligation Bonds, School Building & Improvement Series 2021, 5.000%, 3/01/25	No Opt. Call	AA	2,130,793
	Kenosha, Wisconsin, General Obligation Promissory Notes Series 2020A:
350	2.000%, 5/01/23	No Opt. Call	AA	359,597
625	2.000%, 5/01/25	No Opt. Call	AA	655,494
1,250	Kenosha, Wisconsin, General Obligation Promissory Notes Series 2021B, 1.000%, 10/01/25 (WI/DD, Settling 10/07/21)	No Opt. Call	AA	1,267,137
289

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 3,380	Milwaukee County, Wisconsin, Airport Revenue Bonds, Refunding Series 2019B, 5.000%, 12/01/22 (AMT)	No Opt. Call	A1	$3,563,737
400	Milwaukee, Wisconsin, Sewerage System Revenue Bonds, Green Series 2021S2, 5.000%, 6/01/26	No Opt. Call	A1	480,040
	New Richmond School District, Saint Croix County, Wisconsin, General Obligation Bonds, Refunding Series 2021:
1,500	4.000%, 4/01/24	No Opt. Call	Aa2	1,632,315
600	5.000%, 4/01/26	No Opt. Call	Aa2	713,868
570	Oshkosh, Wisconsin, Sewer System Revenue Bonds, Series 2021E, 4.000%, 5/01/25	No Opt. Call	Aa3	640,424
	Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2020A:
400	5.000%, 1/01/22	No Opt. Call	A	404,568
300	5.000%, 1/01/23	No Opt. Call	A	317,424
200	5.000%, 1/01/24	No Opt. Call	A	220,200
400	5.000%, 1/01/26	No Opt. Call	A	470,552
300	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson Valley Medical Center, Series 2021A, 3.000%, 12/01/26	No Opt. Call	BB+	320,991
	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown Regional Medical Center Project, Refunding Series 2020A:
700	5.000%, 6/01/24	No Opt. Call	A+	784,833
325	5.000%, 6/01/26	No Opt. Call	A+	388,544
	Racine Unified School District, Racine County, Wisconsin, General Obligation Bonds, Refunding Series 2021:
200	2.000%, 4/01/23	No Opt. Call	Aa3	205,328
475	2.000%, 4/01/24	No Opt. Call	Aa3	494,466
600	2.000%, 4/01/25	No Opt. Call	Aa3	630,780
250	Racine, Racine County, Wisconsin, General Obligation Bonds, Refunding Series 2020B, 4.000%, 12/01/24	No Opt. Call	AA-	276,095
1,870	West Bend Joint School District 1, Washington County, Wisconsin, General Obligation Bonds, Refunding Series 2021, 3.000%, 4/01/25	No Opt. Call	AA-	2,029,885
1,360	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc, Series 2012, 5.000%, 6/01/27	6/22 at 100.00	A3	1,401,698
3,155	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Advocate Aurora Health Credit Group, Variable Rate Demand Series 2018B-3, 5.000%, 8/15/54 (Mandatory Put 1/31/24)	No Opt. Call	AA	3,490,313
250	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc, Series 2017, 5.000%, 7/01/26	No Opt. Call	A+	299,588
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc, Series 2019A:
75	5.000%, 12/01/23	No Opt. Call	A+	82,427
100	5.000%, 12/01/24	No Opt. Call	A+	114,031
110	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc, Series 2019B, 3.000%, 12/01/24	No Opt. Call	A+	118,551
290

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 1,055	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Benevolent Corporation Cedar Community, Series 2017, 5.000%, 6/01/22	No Opt. Call	N/R	$1,078,157
3,745	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2020B-2, 5.000%, 2/15/51 (Mandatory Put 2/15/27)	8/26 at 100.00	A-	4,463,665
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, PHM / New Richmond Senior Housing, Inc, Refunding Series 2021:
440	1.950%, 7/01/24	No Opt. Call	N/R	439,292
460	2.250%, 7/01/26	No Opt. Call	N/R	458,758
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2018A:
500	4.000%, 9/15/22	No Opt. Call	BBB-	516,610
455	4.000%, 9/15/23	No Opt. Call	BBB-	485,544
1,640	Wisconsin Rapids School District, Wood and Portage Counties, Wisconsin, General Obligation Bonds, Refunding Series 2020, 5.000%, 4/01/24	No Opt. Call	Aa3	1,828,288
1,455	Wisconsin State, General Obligation Bonds, Refunding Series 2015-1, 5.000%, 5/01/25	No Opt. Call	AA+	1,693,576
2,500	Wisconsin State, General Obligation Bonds, Refunding Series 2021-2, 5.000%, 5/01/25	No Opt. Call	AA+	2,909,925
	Wisconsin State, Master Lease Certificates of Participation, Series 2021A:
1,170	4.000%, 9/01/23	No Opt. Call	Aa2	1,252,778
1,545	4.000%, 9/01/24	No Opt. Call	Aa2	1,706,468
1,300	4.000%, 9/01/25	No Opt. Call	Aa2	1,472,731
37,860	Total Wisconsin			41,799,471
	Wyoming – 0.1%
710	Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne Regional Medical Center Project, Refunding Series 2021, 4.000%, 5/01/24	No Opt. Call	A	775,526
$ 749,480	Total Municipal Bonds (cost $804,440,532)			813,988,099

Shares	Description (1)	Value
	COMMON STOCKS – 0.1%
	Electric Utilities – 0.1%
22,152	Energy Harbor Corp (6), (7), (8)	$ 890,931
	Total Common Stocks (cost $751,144)	890,931
	Total Long-Term Investments (cost $805,191,676)	814,879,030

291

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 5.3%
	MUNICIPAL BONDS – 5.3%
	National – 2.0%
$ 10,000	Invesco Municipal Opportunity Trust Variable Rate Munifund Term Preferred Shares Series 2015/6 IIM J.P. Morgan Chase Putters, Drivers, CTFS 5029, 0.220%, 12/01/24 (AMT) (Mandatory Put 9/30/21), 144A (9)	No Opt. Call	AA	$10,000,000
7,500	Invesco Value Municipal Income Trust Variable Rate Munifund Term Preferred Shares Series 2015/6 IIM J.P. Morgan Chase Putters, Drivers, CTFS 5028, 0.220%, 12/01/24 (AMT) (Mandatory Put 9/30/21), 144A (9)	No Opt. Call	AA	7,500,000
17,500	Total National			17,500,000
	Alabama – 0.2%
1,795	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, 1.000%, 6/01/34 (Mandatory Put 6/26/25) (9)	No Opt. Call	A1	1,816,666
	Arizona – 0.2%
2,000	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2003A-2, 2.200%, 3/01/28 (AMT) (Mandatory Put 6/03/24) (9)	No Opt. Call	A-	2,088,760
	Florida – 0.5%
4,000	Florida Development Finance Corporation, Florida, Variable Rate Demand Obligations, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (9)	11/21 at 103.00	N/R	4,080,600
	Louisiana – 0.5%
2,400	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, LOOP Inc Project, Variable Rate Series 2010B-1A, 2.000%, 10/01/40 (Mandatory Put 10/01/22) (9)	No Opt. Call	BBB+	2,413,464
2,000	Saint Charles Parish, Louisiana, Pollution Control Revenue Bonds, Shell Oil Company, Variable Rate Demand Obligations, Series 1992A, 0.110%, 10/01/22 (AMT) (Mandatory Put 9/30/21) (9)	9/21 at 100.00	Aa3	2,000,000
4,400	Total Louisiana			4,413,464
	Minnesota – 0.2%
1,625	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Variable Rate Demand Obligation Series 2002, 0.060%, 5/04/32 (Mandatory Put 10/07/21) (9)	9/21 at 100.00	Aa1	1,625,000
	Oregon – 0.1%
1,200	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc Project, Series 2003A, 2.400%, 7/01/38 (AMT) (Mandatory Put 5/02/22) (9)	No Opt. Call	A-	1,214,532
	Texas – 0.6%
5,000	Lower Neches Valley Authority, Texas, Industrial Development Corporation Exempt Facilities Revenue Bonds, Exxon Mobil Project, Series 2001B Variable Rate Demand Obligations, 0.060%, 12/01/39 (AMT) (Mandatory Put 9/30/21) (9)	9/21 at 100.00	Aa2	5,000,000
	Virginia – 0.5%
1,500	Charles City County Industrial Development Authority, Virginia, Solid Waste Disposal Facility Revenue Bonds, Waste Management, Inc, Series 2003, 2.400%, 8/01/27 (AMT) (Mandatory Put 5/02/22) (9)	No Opt. Call	A-	1,518,165
292

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$ 1,250	Gloucester County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Waste Management Disposal Services of Virginia, Inc Project, Variable Rate Series 2003A, 2.400%, 9/01/38 (AMT) (Mandatory Put 5/02/22) (9)	No Opt. Call	A-	$1,265,137
1,470	Sussex County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Atlantic Waste Disposal, Inc Project, Variable Rate Series 2003A, 2.400%, 6/01/28 (AMT) (Mandatory Put 5/02/22) (9)	No Opt. Call	A-	1,487,802
4,220	Total Virginia			4,271,104
	Wisconsin – 0.5%
3,715	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Advocate Aurora Health Credit Group, Variable Rate Demand Series 2018B-2, 5.000%, 8/15/54 (Mandatory Put 1/25/23) (9)	No Opt. Call	AA	3,935,114
$ 45,455	Total Short-Term Investments (cost $45,621,677)			45,945,240
	Total Investments (cost $850,813,353) – 98.1%			860,824,270
	Other Assets Less Liabilities – 1.9%			16,982,657
	Net Assets – 100%			$ 877,806,927
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Common Stock received as part of the bankruptcy settlements during February 2020, for Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 0.000%, 12/01/23.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(9)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.
293

Statement of Assets and Liabilities
September 30, 2021
(Unaudited)
	All-American	Intermediate Duration	Limited Term	Short Term
Assets
Long-term investments, at value (cost $8,845,766,482, $9,908,645,536, $8,297,315,167 and $805,191,676, respectively)	$9,432,884,933	$10,428,330,717	$8,547,971,889	$814,879,030
Short-term investments, at value (cost $27,405,515, $205,325,087, $213,578,417 and $45,621,677, respectively)	27,666,904	208,846,639	216,012,169	45,945,240
Cash	4,808,415	6,324,328	59,213,637	191,519
Receivable for:
Interest	101,706,174	109,054,781	83,584,156	9,678,867
Investments sold	67,507,190	44,738,016	66,604,143	8,940,018
Shares sold	14,619,033	19,084,650	21,978,561	2,184,750
Other assets	857,780	1,123,052	735,571	118,182
Total assets	9,650,050,429	10,817,502,183	8,996,100,126	881,937,606
Liabilities
Borrowings	45,000,000	—	—	—
Floating rate obligations	936,496,000	—	—	—
Payable for:
Dividends	4,470,121	6,369,361	2,312,837	200,564
Interest	2,852,753	—	—	—
Investments purchased - regular settlement	20,117,316	5,754,980	948,468	—
Investments purchased - when-issued/delayed-delivery settlement	48,419,659	110,324,257	199,744,201	2,430,564
Shares redeemed	11,394,400	11,501,702	6,926,978	870,595
Accrued expenses:
Management fees	2,681,167	3,290,399	2,337,042	281,979
Directors/Trustees fees	765,679	1,052,577	649,308	61,998
12b-1 distribution and service fees	821,671	221,656	341,328	64,014
Other	1,469,259	1,745,154	1,667,537	220,965
Total liabilities	1,074,488,025	140,260,086	214,927,699	4,130,679
Commitments and contingencies (as disclosed in Note 8)
Net assets	$8,575,562,404	$10,677,242,097	$8,781,172,427	$877,806,927

See accompanying notes to financial statements.
294

Statement of Assets and Liabilities (Unaudited) (continued)
	All-American	Intermediate Duration	Limited Term	Short Term
Class A Shares
Net assets	$3,436,165,896	$ 1,023,217,350	$1,659,067,081	$320,190,486
Shares outstanding	281,683,629	106,635,532	146,174,102	31,539,944
Net asset value ("NAV") per share	$ 12.20	$ 9.60	$ 11.35	$ 10.15
Offering price per share (NAV per share plus maximum sales charge of 4.20%, 3.00%, 2.50% and 2.50%, respectively, of offering price)	$ 12.73	$ 9.90	$ 11.64	$ 10.41
Class C Shares
Net assets	$ 306,066,956	$ 64,112,478	$ 83,717,230	$ 13,372,490
Shares outstanding	25,094,822	6,680,460	7,404,405	1,320,887
NAV and offering price per share	$ 12.20	$ 9.60	$ 11.31	$ 10.12
Class R6 Shares
Net assets	$ 151,732,907	$ —	$ —	$ —
Shares outstanding	12,370,765	—	—	—
NAV and offering price per share	$ 12.27	$ —	$ —	$ —
Class I Shares
Net assets	$4,681,596,645	$ 9,589,912,269	$7,038,388,116	$544,243,951
Shares outstanding	382,038,414	996,132,788	622,369,175	53,537,759
NAV and offering price per share	$ 12.25	$ 9.63	$ 11.31	$ 10.17
Fund level net assets consist of:
Capital paid-in	$8,113,341,206	$10,189,720,100	$8,566,682,789	$868,276,421
Total distributable earnings	462,221,198	487,521,997	214,489,638	9,530,506
Fund level net assets	$8,575,562,404	$10,677,242,097	$8,781,172,427	$877,806,927
Authorized shares - per class	Unlimited	Unlimited	Unlimited	2 billion
Par value per share	$ 0.01	$ 0.001	$ 0.01	$ 0.0001
See accompanying notes to financial statements.
295

Statement of Operations
Six Months Ended September 30, 2021
(Unaudited)
	All-American	Intermediate Duration	Limited Term	Short Term
Investment Income	$144,109,066	$131,702,937	$71,183,779	$ 7,483,802
Expenses
Management fees	15,890,171	19,737,415	13,540,953	1,699,680
12b-1 service fees - Class A Shares	3,358,152	1,006,865	1,638,735	325,141
12b-1 distribution and service fees - Class C Shares	1,524,604	327,858	433,200	74,027
12b-1 distribution and service fees - Class C2 Shares(1)	12,077	4,777	10,037	2,090
Shareholder servicing agent fees	1,465,318	2,130,901	1,839,202	118,675
Interest expense	2,035,140	70,564	49,661	6,320
Custodian fees	282,211	296,800	262,843	82,584
Professional fees	166,465	184,002	157,430	25,446
Trustees fees	118,485	152,146	115,694	12,170
Shareholder reporting expenses	118,141	86,303	160,541	31,659
Federal and state registration fees	222,535	215,334	272,369	70,991
Other	34,704	35,028	23,353	9,272
Total expenses	25,228,003	24,247,993	18,504,018	2,458,055
Net investment income (loss)	118,881,063	107,454,944	52,679,761	5,025,747
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	3,795,561	2,836,177	373,720	47,367
Change in net unrealized appreciation (depreciation) of investments	59,437,212	27,158,642	17,206,761	(3,064,922)
Net realized and unrealized gain (loss)	63,232,773	29,994,819	17,580,481	(3,017,555)
Net increase (decrease) in net assets from operations	$182,113,836	$137,449,763	$70,260,242	$ 2,008,192

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
See accompanying notes to financial statements.
296

Statement of Changes in Net Assets
	All-American		Intermediate Duration
	Unaudited Six Months Ended 9/30/21	Year Ended 3/31/21	Unaudited Six Months Ended 9/30/21	Year Ended 3/31/21
Operations
Net investment income (loss)	$ 118,881,063	$ 204,283,898	$ 107,454,944	$ 214,349,733
Net realized gain (loss) from:
Investments	3,795,561	(19,246,567)	2,836,177	(9,932,303)
Futures contracts	—	(1,335,976)	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	59,437,212	346,830,823	27,158,642	315,666,890
Futures contracts	—	1,353,022	—	—
Net increase (decrease) in net assets from operations	182,113,836	531,885,200	137,449,763	520,084,320
Distributions to Shareholders
Dividends:
Class A Shares	(46,863,309)	(81,123,930)	(9,544,042)	(20,215,019)
Class C Shares	(3,050,307)	(6,076,930)	(358,695)	(964,927)
Class C2 Shares(1)	(37,474)	(1,694,048)	(9,476)	(325,755)
Class R6 Shares	(2,006,268)	(2,618,935)	—	—
Class I Shares	(67,775,633)	(118,819,419)	(98,039,825)	(210,955,887)
Return of capital:
Class A Shares	—	—	—	—
Class C Shares	—	—	—	—
Class C2 Shares	—	—	—	—
Class R6 Shares	—	—	—	—
Class I Shares	—	—	—	—
Decrease in net assets from distributions to shareholders	(119,732,991)	(210,333,262)	(107,952,038)	(232,461,588)
Fund Share Transactions
Fund reorganization	—	360,774,817	—	—
Proceeds from sale of shares	1,206,427,875	2,896,007,035	1,459,701,660	4,088,450,020
Proceeds from shares issued to shareholders due to reinvestment of distributions	92,459,880	160,214,162	68,325,902	143,553,431
	1,298,887,755	3,416,996,014	1,528,027,562	4,232,003,451
Cost of shares redeemed	(643,292,855)	(1,481,377,443)	(1,232,844,603)	(2,797,262,006)
Net increase (decrease) in net assets from Fund share transactions	655,594,900	1,935,618,571	295,182,959	1,434,741,445
Net increase (decrease) in net assets	717,975,745	2,257,170,509	324,680,684	1,722,364,177
Net assets at the beginning of period	7,857,586,659	5,600,416,150	10,352,561,413	8,630,197,236
Net assets at the end of period	$8,575,562,404	$ 7,857,586,659	$10,677,242,097	$10,352,561,413

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

See accompanying notes to financial statements.
297

Statement of Changes in Net Assets (continued)
	Limited Term		Short Term
	Unaudited Six Months Ended 9/30/21	Year Ended 3/31/21	Unaudited Six Months Ended 9/30/21	Year Ended 3/31/21
Operations
Net investment income (loss)	$ 52,679,761	$ 101,247,978	$ 5,025,747	$ 9,084,832
Net realized gain (loss) from:
Investments	373,720	(3,800,073)	47,367	2,678
Futures contracts	—	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	17,206,761	193,411,331	(3,064,922)	12,703,499
Futures contracts	—	—	—	—
Net increase (decrease) in net assets from operations	70,260,242	290,859,236	2,008,192	21,791,009
Distributions to Shareholders
Dividends:
Class A Shares	(9,097,840)	(23,285,932)	(1,429,257)	(3,972,567)
Class C Shares	(141,202)	(798,670)	(6,846)	(104,616)
Class C2 Shares(1)	(15,191)	(901,317)	(2,454)	(38,822)
Class R6 Shares	—	—	—	—
Class I Shares	(43,150,260)	(97,064,632)	(2,740,956)	(7,146,886)
Return of capital:
Class A Shares	—	(1,633,980)	—	—
Class C Shares	—	(56,043)	—	—
Class C2 Shares	—	(63,246)	—	—
Class R6 Shares	—	—	—	—
Class I Shares	—	(6,810,971)	—	—
Decrease in net assets from distributions to shareholders	(52,404,493)	(130,614,791)	(4,179,513)	(11,262,891)
Fund Share Transactions
Fund reorganization	—	—	—	—
Proceeds from sale of shares	1,739,113,293	3,650,856,595	205,209,049	437,620,628
Proceeds from shares issued to shareholders due to reinvestment of distributions	38,502,634	93,391,623	2,858,259	7,853,315
	1,777,615,927	3,744,248,218	208,067,308	445,473,943
Cost of shares redeemed	(886,075,388)	(1,912,177,897)	(145,253,166)	(360,588,985)
Net increase (decrease) in net assets from Fund share transactions	891,540,539	1,832,070,321	62,814,142	84,884,958
Net increase (decrease) in net assets	909,396,288	1,992,314,766	60,642,821	95,413,076
Net assets at the beginning of period	7,871,776,139	5,879,461,373	817,164,106	721,751,030
Net assets at the end of period	$8,781,172,427	$ 7,871,776,139	$ 877,806,927	$ 817,164,106

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
See accompanying notes to financial statements.
298

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299

Financial Highlights
All-American
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date)	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (10/88)
March 31, 2022(e)	$12.09	$0.17	$ 0.11	$ 0.28	$(0.17)	$ —	$(0.17)	$12.20
March 31, 2021	11.49	0.35	0.62	0.97	(0.37)	—	(0.37)	12.09
March 31, 2020	11.60	0.36	(0.07)	0.29	(0.40)	—	(0.40)	11.49
March 31, 2019	11.44	0.42	0.15	0.57	(0.41)	—	(0.41)	11.60
March 31, 2018	11.34	0.43	0.10	0.53	(0.43)	—	(0.43)	11.44
March 31, 2017(f)	11.80	0.39	(0.46)	(0.07)	(0.39)	—	(0.39)	11.34
April 30, 2016	11.57	0.43	0.23	0.66	(0.43)	—	(0.43)	11.80
Class C (2/14)
March 31, 2022(e)	12.09	0.12	0.11	0.23	(0.12)	—	(0.12)	12.20
March 31, 2021	11.48	0.26	0.62	0.88	(0.27)	—	(0.27)	12.09
March 31, 2020	11.60	0.27	(0.09)	0.18	(0.30)	—	(0.30)	11.48
March 31, 2019	11.44	0.33	0.15	0.48	(0.32)	—	(0.32)	11.60
March 31, 2018	11.35	0.33	0.10	0.43	(0.34)	—	(0.34)	11.44
March 31, 2017(f)	11.80	0.31	(0.46)	(0.15)	(0.30)	—	(0.30)	11.35
April 30, 2016	11.58	0.33	0.23	0.56	(0.34)	—	(0.34)	11.80
Class R6 (6/16)
March 31, 2022(e)	12.16	0.19	0.11	0.30	(0.19)	—	(0.19)	12.27
March 31, 2021	11.55	0.38	0.62	1.00	(0.39)	—	(0.39)	12.16
March 31, 2020	11.66	0.38	(0.06)	0.32	(0.43)	—	(0.43)	11.55
March 31, 2019	11.49	0.45	0.15	0.60	(0.43)	—	(0.43)	11.66
March 31, 2018	11.39	0.46	0.09	0.55	(0.45)	—	(0.45)	11.49
March 31, 2017(g)	12.09	0.34	(0.71)	(0.37)	(0.33)	—	(0.33)	11.39
Class I (2/97)
March 31, 2022(e)	12.14	0.18	0.12	0.30	(0.19)	—	(0.19)	12.25
March 31, 2021	11.54	0.38	0.61	0.99	(0.39)	—	(0.39)	12.14
March 31, 2020	11.65	0.38	(0.07)	0.31	(0.42)	—	(0.42)	11.54
March 31, 2019	11.49	0.44	0.15	0.59	(0.43)	—	(0.43)	11.65
March 31, 2018	11.39	0.45	0.10	0.55	(0.45)	—	(0.45)	11.49
March 31, 2017(f)	11.85	0.41	(0.46)	(0.05)	(0.41)	—	(0.41)	11.39
April 30, 2016	11.62	0.45	0.24	0.69	(0.46)	—	(0.46)	11.85
300

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

2.33%	$3,436,166	0.69%*	0.64%*	2.76%*	6%
8.51	3,154,428	0.69	0.66	2.98	19
2.41	2,255,358	0.70	0.67	3.10	14
5.11	1,554,833	0.73	0.69	3.68	29
4.66	1,325,011	0.72	0.69	3.69	14
(0.66)	1,136,311	0.73*	0.70*	3.66*	24
5.85	1,170,705	0.70	0.70	3.68	13

1.93	306,067	1.49*	1.44*	1.96*	6
7.73	293,333	1.49	1.46	2.18	19
1.52	244,369	1.50	1.47	2.31	14
4.29	195,053	1.53	1.49	2.88	29
3.76	186,999	1.52	1.49	2.89	14
(1.38)	163,496	1.52*	1.49*	2.87*	24
5.04	116,024	1.50	1.50	2.86	13

2.44	151,733	0.46*	0.41*	2.98*	6
8.79	114,355	0.45	0.42	3.19	19
2.65	41,526	0.47	0.44	3.29	14
5.40	12,469	0.49	0.45	3.90	29
4.86	6,725	0.48	0.45	3.94	14
(3.04)	6,674	0.49*	0.46*	3.95*	24

2.42	4,681,597	0.49*	0.44*	2.96*	6
8.69	4,281,209	0.49	0.45	3.17	19
2.60	2,964,458	0.50	0.47	3.31	14
5.31	2,168,129	0.53	0.49	3.88	29
4.86	1,979,364	0.52	0.49	3.89	14
(0.47)	1,654,217	0.53*	0.50*	3.86*	24
6.05	1,417,738	0.50	0.50	3.88	13
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 – Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)	Unaudited. For the six months ended September 30, 2021.
(f)	For the eleven months ended March 31, 2017.
(g)	For the period June 30, 2016 (commencement of operations) through March 31, 2017.
*	Annualized.
See accompanying notes to financial statements.
301

Financial Highlights (continued)
Intermediate Duration
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date)	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (6/95)
March 31, 2022(f)	$9.57	$0.09	$ 0.03	$ 0.12	$(0.09)	$ —	$(0.09)	$9.60
March 31, 2021	9.26	0.20	0.33	0.53	(0.22)	—	(0.22)	9.57
March 31, 2020	9.29	0.23	(0.02)	0.21	(0.24)	—	(0.24)	9.26
March 31, 2019	9.07	0.26	0.21	0.47	(0.25)	—	(0.25)	9.29
March 31, 2018	9.03	0.27	0.02	0.29	(0.25)	—	(0.25)	9.07
March 31, 2017(g)	9.40	0.23	(0.36)	(0.13)	(0.23)	(0.01)	(0.24)	9.03
April 30, 2016	9.22	0.26	0.18	0.44	(0.26)	—	(0.26)	9.40
Class C (2/14)
March 31, 2022(f)	9.57	0.05	0.03	0.08	(0.05)	—	(0.05)	9.60
March 31, 2021	9.26	0.13	0.32	0.45	(0.14)	—	(0.14)	9.57
March 31, 2020	9.29	0.16	(0.02)	0.14	(0.17)	—	(0.17)	9.26
March 31, 2019	9.08	0.19	0.20	0.39	(0.18)	—	(0.18)	9.29
March 31, 2018	9.03	0.19	0.04	0.23	(0.18)	—	(0.18)	9.08
March 31, 2017(g)	9.40	0.16	(0.35)	(0.19)	(0.17)	(0.01)	(0.18)	9.03
April 30, 2016	9.23	0.18	0.18	0.36	(0.19)	—	(0.19)	9.40
Class I (11/76)
March 31, 2022(f)	9.60	0.10	0.03	0.13	(0.10)	—	(0.10)	9.63
March 31, 2021	9.29	0.22	0.33	0.55	(0.24)	—	(0.24)	9.60
March 31, 2020	9.31	0.25	(0.01)	0.24	(0.26)	—	(0.26)	9.29
March 31, 2019	9.10	0.28	0.20	0.48	(0.27)	—	(0.27)	9.31
March 31, 2018	9.05	0.29	0.03	0.32	(0.27)	—	(0.27)	9.10
March 31, 2017(g)	9.42	0.25	(0.36)	(0.11)	(0.25)	(0.01)	(0.26)	9.05
April 30, 2016	9.25	0.28	0.17	0.45	(0.28)	—	(0.28)	9.42
302

	Ratios/Supplemental Data
		Ratios to Average Net Assets (c)
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(d)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(e)

1.27%	$1,023,217	0.63%*	0.63%*	1.87%*	13%
5.79	967,315	0.64	0.64	2.12	18
2.28	768,267	0.65	0.65	2.45	22
5.29	603,262	0.67	0.67	2.86	15
3.25	525,754	0.68	0.68	2.90	18
(1.40)	505,589	0.69*	0.69*	2.70*	24
4.83	1,076,822	0.68	0.68	2.77	18

0.87	64,112	1.43*	1.43*	1.07*	13
4.93	65,566	1.44	1.44	1.33	18
1.48	59,004	1.45	1.45	1.65	22
4.35	48,182	1.47	1.47	2.06	15
2.56	46,897	1.48	1.48	2.11	18
(2.10)	45,483	1.49*	1.49*	1.91*	24
3.91	35,070	1.48	1.48	1.99	18

1.36	9,589,912	0.43*	0.43*	2.07*	13
5.97	9,315,167	0.44	0.44	2.32	18
2.58	7,775,550	0.45	0.45	2.65	22
5.37	6,138,037	0.47	0.47	3.06	15
3.56	4,782,475	0.48	0.48	3.11	18
(1.22)	4,485,912	0.49*	0.49*	2.91*	24
4.91	3,979,824	0.49	0.49	3.02	18

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(d)	The expense ratios reflect, among other things, the interest expense and fees paid on borrowings, as described in Note 9 – Borrowing Arrangements.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)	Unaudited. For the six months ended September 30, 2021.
(g)	For the eleven months ended March 31, 2017.
*	Annualized.
See accompanying notes to financial statements.
303

Financial Highlights (continued)
Limited Term
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date)	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	From Accumulated Net Realized Gains	Return of Capital	Total	Ending NAV
Class A (10/87)
March 31, 2022(f)	$11.32	$0.06	$ 0.03	$ 0.09	$(0.06)	$ —	$ —	$(0.06)	$11.35
March 31, 2021	11.02	0.15	0.35	0.50	(0.19)	—	(0.01)	(0.20)	11.32
March 31, 2020	11.08	0.22	(0.06)	0.16	(0.22)	—	—	(0.22)	11.02
March 31, 2019	10.83	0.23	0.23	0.46	(0.21)	—	—	(0.21)	11.08
March 31, 2018	10.88	0.21	(0.06)	0.15	(0.20)	—	—	(0.20)	10.83
March 31, 2017(g)	11.17	0.17	(0.28)	(0.11)	(0.18)	—	—	(0.18)	10.88
April 30, 2016	11.10	0.20	0.08	0.28	(0.21)	—	—	(0.21)	11.17
Class C (2/14)
March 31, 2022(f)	11.27	0.02	0.04	0.06	(0.02)	—	—	(0.02)	11.31
March 31, 2021	10.98	0.06	0.34	0.40	(0.10)	—	(0.01)	(0.11)	11.27
March 31, 2020	11.04	0.13	(0.06)	0.07	(0.13)	—	—	(0.13)	10.98
March 31, 2019	10.78	0.14	0.24	0.38	(0.12)	—	—	(0.12)	11.04
March 31, 2018	10.83	0.12	(0.06)	0.06	(0.11)	—	—	(0.11)	10.78
March 31, 2017(g)	11.12	0.09	(0.28)	(0.19)	(0.10)	—	—	(0.10)	10.83
April 30, 2016	11.06	0.12	0.07	0.19	(0.13)	—	—	(0.13)	11.12
Class I (2/97)
March 31, 2022(f)	11.28	0.08	0.03	0.11	(0.08)	—	—	(0.08)	11.31
March 31, 2021	10.98	0.17	0.35	0.52	(0.21)	—	(0.01)	(0.22)	11.28
March 31, 2020	11.04	0.24	(0.06)	0.18	(0.24)	—	—	(0.24)	10.98
March 31, 2019	10.79	0.25	0.23	0.48	(0.23)	—	—	(0.23)	11.04
March 31, 2018	10.83	0.23	(0.05)	0.18	(0.22)	—	—	(0.22)	10.79
March 31, 2017(g)	11.12	0.19	(0.28)	(0.09)	(0.20)	—	—	(0.20)	10.83
April 30, 2016	11.05	0.23	0.06	0.29	(0.22)	—	—	(0.22)	11.12
304

		Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement			Ratios to Average Net Assets After Waiver/Reimbursement(c)
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(d)	Expenses Excluding Interest	Net Investment Income (Loss)	Expenses Including Interest(d)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(e)

0.83%	$1,659,067	0.60%*	0.60%*	1.13%*	0.60%*	0.60%*	1.13%*	13%
4.55	1,597,780	0.61	0.61	1.31	0.61	0.61	1.31	18
1.43	1,236,659	0.62	0.61	1.97	0.62	0.61	1.97	22
4.27	1,015,540	0.63	0.63	2.07	0.63	0.63	2.07	27
1.36	998,226	0.62	0.62	1.92	0.62	0.62	1.92	21
(0.99)	1,094,434	0.63*	0.63*	1.72*	0.63*	0.63*	1.72*	26
2.50	1,208,642	0.63	0.63	1.84	0.63	0.63	1.84	20

0.52	83,717	1.40*	1.40*	0.33*	1.40*	1.40*	0.33*	13
3.64	88,543	1.41	1.41	0.53	1.41	1.41	0.53	18
0.62	88,648	1.42	1.41	1.17	1.42	1.41	1.17	22
3.52	83,991	1.43	1.43	1.27	1.43	1.43	1.27	27
0.53	93,327	1.42	1.42	1.12	1.42	1.42	1.12	21
(1.74)	112,035	1.43*	1.43*	0.92*	1.43*	1.43*	0.92*	26
1.71	90,330	1.43	1.43	1.04	1.36	1.36	1.11	20

0.94	7,038,388	0.40*	0.40*	1.33*	0.40*	0.40*	1.33*	13
4.76	6,172,134	0.41	0.41	1.51	0.41	0.41	1.51	18
1.63	4,447,770	0.42	0.41	2.17	0.42	0.41	2.17	22
4.46	4,014,613	0.43	0.43	2.27	0.43	0.43	2.27	27
1.62	3,225,826	0.42	0.42	2.12	0.42	0.42	2.12	21
(0.85)	3,012,577	0.43*	0.43*	1.92*	0.43*	0.43*	1.92*	26
2.68	2,744,568	0.43	0.43	2.04	0.43	0.43	2.04	20

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. During the fiscal year ended April 30, 2016, the Adviser agreed to waive 0.25% of the 12b-1 distribution and/or service fees for Class C Shares through August 31, 2015. After August 31, 2015, the Adviser is no longer waiving fees or reimbursing expenses for Class C Shares.
(d)	The expense ratios reflect, among other things, the interest expense and fees paid on borrowings, as described in Note 9 – Borrowing Arrangements.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)	Unaudited. For the six months ended September 30, 2021.
(g)	For the eleven months ended March 31, 2017.
*	Annualized.
See accompanying notes to financial statements.
305

Financial Highlights (continued)
Short Term
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date)	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (10/02)
March 31, 2022(e)	$10.18	$0.05	$(0.03)	$ 0.02	$ (0.05)	$ —	$(0.05)	$10.15
March 31, 2021	10.03	0.11	0.18	0.29	(0.14)	—	(0.14)	10.18
March 31, 2020	10.09	0.16	(0.06)	0.10	(0.16)	—	(0.16)	10.03
March 31, 2019	9.98	0.14	0.10	0.24	(0.13)	—	(0.13)	10.09
March 31, 2018	10.04	0.11	(0.07)	0.04	(0.10)	—	(0.10)	9.98
March 31, 2017(f)	10.12	0.09	(0.08)	0.01	(0.09)	—	(0.09)	10.04
April 30, 2016	10.11	0.10	—**	0.10	(0.09)	—	(0.09)	10.12
Class C (2/14)
March 31, 2022(e)	10.15	0.01	(0.04)	(0.03)	( —)	—	—	10.12
March 31, 2021	10.00	0.03	0.18	0.21	(0.06)	—	(0.06)	10.15
March 31, 2020	10.06	0.08	(0.06)	0.02	(0.08)	—	(0.08)	10.00
March 31, 2019	9.96	0.06	0.09	0.15	(0.05)	—	(0.05)	10.06
March 31, 2018	10.02	0.03	(0.07)	(0.04)	(0.02)	—	(0.02)	9.96
March 31, 2017(f)	10.11	0.02	(0.09)	(0.07)	(0.02)	—	(0.02)	10.02
April 30, 2016	10.10	0.03	0.01	0.04	(0.03)	—	(0.03)	10.11
Class I (10/02)
March 31, 2022(e)	10.19	0.06	(0.03)	0.03	(0.05)	—	(0.05)	10.17
March 31, 2021	10.04	0.13	0.18	0.31	(0.16)	—	(0.16)	10.19
March 31, 2020	10.10	0.18	(0.06)	0.12	(0.18)	—	(0.18)	10.04
March 31, 2019	9.99	0.16	0.10	0.26	(0.15)	—	(0.15)	10.10
March 31, 2018	10.04	0.13	(0.06)	0.07	(0.12)	—	(0.12)	9.99
March 31, 2017(f)	10.13	0.11	(0.10)	0.01	(0.10)	—	(0.10)	10.04
April 30, 2016	10.11	0.12	0.01	0.13	(0.11)	—	(0.11)	10.13
306

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement		Ratios to Average Net Assets After Waiver/Reimbursement(c)
Total Return(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

0.15%	$320,190	0.68%*	1.06%*	0.68%*	1.06%*	17%
2.90	329,109	0.68	1.08	0.68	1.08	38
0.96	259,148	0.69	1.57	0.69	1.57	37
2.42	156,526	0.72	1.44	0.72	1.44	45
0.41	168,828	0.72	1.09	0.72	1.09	28
0.08	187,573	0.71*	0.97*	0.71*	0.97*	44
1.01	174,484	0.71	0.97	0.71	0.97	24

(0.25)	13,372	1.48*	0.26*	1.48*	0.26*	17
2.08	16,519	1.48	0.29	1.48	0.29	38
0.16	17,781	1.49	0.77	1.49	0.77	37
1.53	6,879	1.52	0.64	1.52	0.64	45
(0.37)	8,193	1.52	0.29	1.52	0.29	28
(0.73)	10,069	1.51*	0.17*	1.51*	0.17*	44
0.41	6,971	1.51	0.17	1.38	0.30	24

0.33	544,244	0.48*	1.26*	0.48*	1.26*	17
3.10	469,157	0.48	1.28	0.48	1.28	38
1.16	440,687	0.49	1.77	0.49	1.77	37
2.62	433,253	0.52	1.64	0.52	1.64	45
0.69	401,052	0.51	1.29	0.51	1.29	28
0.14	430,038	0.51*	1.17*	0.51*	1.17*	44
1.29	454,620	0.51	1.16	0.51	1.16	24

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. During the fiscal year ended April 30, 2016, the Adviser agreed to waive 0.45% of the 12b-1 distribution and/or service fees for Class C Shares through August 31, 2015. After August 31, 2015, the Adviser is no longer waiving fees or reimbursing expenses for Class C Shares.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)	Unaudited. For the six months ended September 30, 2021.
(f)	For the eleven months ended March 31, 2017.
*	Annualized.
**	Rounds to less than $.01 per share.
See accompanying notes to financial statements.
307

Notes to Financial Statements
(Unaudited)
1.  General Information
Trust and Fund Information
Nuveen Municipal Trust and Nuveen Investment Funds, Inc. (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940, (the "1940 Act"), as amended. Nuveen Municipal Trust is comprised of Nuveen All-American Municipal Bond Fund (“All-American”), Nuveen Intermediate Duration Municipal Bond Fund (“Intermediate Duration”) and Nuveen Limited Term Municipal Bond Fund (“Limited Term”), among others, and Nuveen Investment Funds, Inc. is comprised of Nuveen Short Term Municipal Bond Fund (“Short Term”), among others, (each a “Fund” and collectively, the “Funds”), as diversified funds. Nuveen Municipal Trust was organized as a Massachusetts business trust on July 1, 1996. Nuveen Investment Funds, Inc. was incorporated in the State of Maryland on August 20, 1987. The Funds, were each organized as a series of predecessor trusts or corporations prior to that date.
The end of the reporting period for the Funds is September 30, 2021, and the period covered by these Notes to Financial Statements is the six-months ended September 30, 2021 (the "current fiscal period”).
Investment Adviser and Sub-Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $250,000 or more are sold at net asset value (''NAV'') without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% (0.70% for Limited Term and Short Term) if redeemed within eighteen months (twelve months for Short Term) of purchase. Class C Shares are sold without an up-front sales charge. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years (ten years prior to March 1, 2021) after purchase. Class R6 Shares and Class I Shares are sold without an up-front sale charge. The Funds issued Class C2 Shares upon the exchange of Class C2 Shares from another Nuveen mutual fund or for the purpose of dividend reinvestment but Class C2 Shares were not available for new accounts or for additional investment into existing accounts. Class C2 Shares were subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C2 Shares converted to Class A Shares after the close of business on June 4, 2021.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds' normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2.  Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
308

Compensation
Neither Trust pays compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the each Trust from the Adviser or its affiliates. The Funds' Board of Director/Trustees (the ''Board'') has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under each Trust’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of dividend income, which is recorded on the ex-dividend date. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Investment Income, is also comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and the amortization of premium for financial reporting purposes. Investment Income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivative Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds' investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds' financial statements and various filings.
309

Notes to Financial Statements (Unaudited) (continued)
Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3.  Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:
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All-American	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$9,395,223,272	$8,689,771**	$9,403,913,043
Common Stocks	—	28,926,188***	—	28,926,188
Corporate Bonds	—	45,702	—	45,702
Short-Term Investments*:
Municipal Bonds	—	27,666,904	—	27,666,904
Total	$ —	$9,451,862,066	$8,689,771	$9,460,551,837

Intermediate Duration	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$10,312,670,794	$ —	$10,312,670,794
Common Stocks	—	107,203,302***	—	107,203,302
Asset-Backed Securities	—	8,456,621	—	8,456,621
Short-Term Investments*:
Municipal Bonds	—	208,846,639	—	208,846,639
Total	$ —	$10,637,177,356	$ —	$10,637,177,356

Limited Term	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$8,434,819,191	$ —	$8,434,819,191
Common Stocks	—	113,152,698***	—	113,152,698
Short-Term Investments*:
Municipal Bonds	—	216,012,169	—	216,012,169
Total	$ —	$8,763,984,058	$ —	$8,763,984,058

Short Term	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$813,988,099	$ —	$813,988,099
Common Stocks	—	890,931***	—	890,931
Short-Term Investments*:
Municipal Bonds	—	45,945,240	—	45,945,240
Total	$ —	$860,824,270	$ —	$860,824,270

*	Refer to the Fund's Portfolio of Investments for state and or/industry classifications, where applicable.
**	Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
***	Refer to the Fund's Portfolio of Investments for securities classified as Level 2.
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds' liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 - Portfolio Securities and Investments in Derivatives.
4.  Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater
311

Notes to Financial Statements (Unaudited) (continued)
will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB)  –  Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF)  –  Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations Outstanding	All-American	Intermediate Duration	Limited Term	Short Term
Floating rate obligations: self-deposited Inverse Floaters	$936,496,000	$ —	$ —	$ —
Floating rate obligations: externally-deposited Inverse Floaters	7,500,000	—	—	—
Total	$943,996,000	$ —	$ —	$ —
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Self-Deposited Inverse Floaters	All-American	Intermediate Duration	Limited Term	Short Term
Average floating rate obligations outstanding	$553,246,447	$ —	$ —	$ —
Average annual interest rate and fees	0.71%	—%	—%	—%
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the
312

Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the reporting period, each Fund maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations - Recourse Trusts	All-American	Intermediate Duration	Limited Term	Short Term
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$936,496,000	$ —	$ —	$ —
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	7,500,000	—	—	—
Total	$943,996,000	$ —	$ —	$ —
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period, were as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
Purchases	$1,705,586,952	$1,774,412,023	$2,141,836,507	$196,503,155
Sales and maturities	485,177,991	1,325,843,338	1,046,934,854	138,562,134
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty
313

Notes to Financial Statements (Unaudited) (continued)
credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
5.  Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
	Six Months Ended 9/30/21		Year Ended 3/31/21
All-American	Shares	Amount	Shares	Amount
Shares issued in the Reorganization:
Class A	—	$ —	19,156,801	$ 233,188,419
Class C	—	—	1,274,834	15,515,776
Class C2	—	—	802,614	9,776,220
Class R6	—	—	—	—
Class I	—	—	8,366,710	102,294,402
Shares sold:
Class A	35,293,067	435,703,634	80,857,717	962,165,430
Class A – automatic conversion of Class C Shares	9,068	109,816	1,251	15,083
Class A – automatic conversion of Class C2 Shares	596,057	7,361,302	51,474	553,514
Class C	2,747,974	33,929,882	6,255,688	74,146,100
Class C2(1)	—	—	101,075	1,163,037
Class R6	3,624,728	45,054,805	6,843,048	81,553,997
Class I	55,184,685	684,268,436	149,187,998	1,776,409,874
Shares issued to shareholders due to reinvestment of distributions:
Class A	3,356,133	41,377,237	5,962,370	70,900,096
Class C	216,989	2,675,331	435,678	5,176,284
Class C2(1)	2,645	32,476	126,220	1,495,069
Class R6	136,193	1,688,386	179,326	2,148,951
Class I	3,769,465	46,686,450	6,737,075	80,493,762
	104,937,004	1,298,887,755	286,339,879	3,416,996,014
Shares redeemed:
Class A	(18,466,292)	(227,710,741)	(41,478,513)	(492,570,402)
Class C	(2,125,298)	(26,233,973)	(4,979,389)	(59,143,807)
Class C – automatic conversion to Class A Shares	(9,076)	(109,816)	(1,251)	(15,083)
Class C2(1)	(585,597)	(7,119,866)	(8,040,319)	(96,290,818)
Class C2 – automatic conversion to Class A Shares	(595,575)	(7,361,302)	(51,445)	(553,514)
Class R6	(797,153)	(9,886,794)	(1,212,137)	(14,402,426)
Class I	(29,435,225)	(364,870,363)	(68,735,963)	(818,401,393)
	(52,014,216)	(643,292,855)	(124,499,017)	(1,481,377,443)
Net increase (decrease)	52,922,788	$ 655,594,900	161,840,862	$ 1,935,618,571

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

314

	Six Months Ended 9/30/21		Year Ended 3/31/21
Intermediate Duration	Shares	Amount	Shares	Amount
Shares sold:
Class A	11,549,580	$ 111,575,882	35,164,259	$ 334,214,277
Class A – automatic conversion of Class C Shares	1,531	14,651	—	—
Class A – automatic conversion of Class C2 Shares	320,293	3,094,027	9,288	88,875
Class C	452,221	4,370,661	1,834,474	17,416,988
Class C2(1)	—	—	26,844	248,467
Class I	138,297,190	1,340,646,439	391,905,516	3,736,481,413
Shares issued to shareholders due to reinvestment of distributions:
Class A	860,654	8,307,387	1,853,124	17,600,656
Class C	32,398	312,743	87,295	829,012
Class C2(1)	904	8,724	29,643	281,149
Class I	6,164,792	59,697,048	13,106,058	124,842,614
	157,679,563	1,528,027,562	444,016,501	4,232,003,451
Shares redeemed:
Class A	(7,221,870)	(69,784,255)	(18,847,871)	(178,179,006)
Class C	(656,059)	(6,341,010)	(1,439,241)	(13,705,337)
Class C – automatic conversion to Class A Shares	(1,531)	(14,651)	—	—
Class C2(1)	(152,341)	(1,464,237)	(2,529,545)	(24,100,139)
Class C2 – automatic conversion to Class A Shares	(319,631)	(3,094,027)	(9,279)	(88,875)
Class I	(119,048,568)	(1,152,146,423)	(271,273,353)	(2,581,188,649)
	(127,400,000)	(1,232,844,603)	(294,099,289)	(2,797,262,006)
Net increase (decrease)	30,279,563	$ 295,182,959	149,917,212	$ 1,434,741,445

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

	Six Months Ended 9/30/21		Year Ended 3/31/21
Limited Term	Shares	Amount	Shares	Amount
Shares sold:
Class A	17,246,549	$ 196,414,388	55,768,308	$ 629,547,049
Class A – automatic conversion of Class C Shares	2,710	30,682	—	—
Class A – automatic conversion of Class C2 Shares	764,353	8,705,985	14,017	156,753
Class C	530,876	6,023,129	2,147,651	24,113,490
Class C2(1)	—	—	76,506	853,769
Class I	134,548,043	1,527,939,109	266,161,183	2,996,185,534
Shares issued to shareholders due to reinvestment of distributions:
Class A	684,947	7,797,779	1,886,015	21,274,142
Class C	11,384	129,083	67,316	755,877
Class C2(1)	1,198	13,594	74,163	833,440
Class I	2,694,052	30,562,178	6,272,038	70,528,164
	156,484,112	1,777,615,927	332,467,197	3,744,248,218
Shares redeemed:
Class A	(13,704,012)	(156,100,802)	(28,738,940)	(324,032,936)
Class C	(988,321)	(11,216,808)	(2,438,142)	(27,402,645)
Class C – automatic conversion to Class A Shares	(2,720)	(30,682)	—	—
Class C2(1)	(414,299)	(4,688,236)	(8,633,539)	(97,243,821)
Class C2 – automatic conversion to Class A Shares	(765,698)	(8,705,985)	(14,047)	(156,753)
Class I	(62,175,274)	(705,332,875)	(130,316,209)	(1,463,341,742)
	(78,050,324)	(886,075,388)	(170,140,877)	(1,912,177,897)
Net increase (decrease)	78,433,788	$ 891,540,539	162,326,320	$ 1,832,070,321

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

315

Notes to Financial Statements (Unaudited) (continued)
	Six Months Ended 9/30/21		Year Ended 3/31/21
Short Term	Shares	Amount	Shares	Amount
Shares sold:
Class A	5,008,975	$ 51,058,201	18,840,097	$ 191,469,723
Class A – automatic conversion of Class C Shares	44	450	95	966
Class A – automatic conversion of Class C2 Shares	193,245	1,969,164	—	—
Class C	72,790	740,352	727,083	7,341,666
Class C2(1)	—	—	10,401	106,200
Class I	14,832,461	151,440,882	23,436,658	238,702,073
Shares issued to shareholders due to reinvestment of distributions:
Class A	122,345	1,246,347	345,306	3,512,754
Class C	620	6,301	9,008	91,319
Class C2(1)	207	2,103	3,672	37,307
Class I	157,205	1,603,508	413,626	4,211,935
	20,387,892	208,067,308	43,785,946	445,473,943
Shares redeemed:
Class A	(6,125,665)	(62,445,436)	(12,689,372)	(128,787,234)
Class C	(380,174)	(3,865,447)	(886,343)	(8,994,213)
Class C – automatic conversion to Class A Shares	(44)	(450)	(95)	(966)
Class C2(1)	(40,970)	(416,944)	(192,804)	(1,961,543)
Class C2 – automatic conversion to Class A Shares	(193,245)	(1,969,164)	—	—
Class I	(7,501,110)	(76,555,725)	(21,700,953)	(220,845,029)
	(14,241,208)	(145,253,166)	(35,469,567)	(360,588,985)
Net increase (decrease)	6,146,684	$ 62,814,142	8,316,379	$ 84,884,958

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2021.
	All-American	Intermediate Duration	Limited Term	Short Term
Tax cost of investments	$7,929,430,647	$10,110,252,103	$8,509,203,716	$849,742,855
Gross unrealized:
Appreciation	$ 638,046,547	$ 558,404,523	$ 268,268,022	$ 11,627,358
Depreciation	(43,417,470)	(31,479,270)	(13,487,680)	(545,943)
Net unrealized appreciation (depreciation) of investments	$ 594,629,077	$ 526,925,253	$ 254,780,342	$ 11,081,415
Permanent differences, primarily due to taxable market discount, distressed PIK bond adjustments, reorganization adjustments, investments in partnerships and paydowns, resulted in reclassifications among the Funds’ components of net assets as of March 31, 2021, the Funds' last tax year end.
316

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of March 31, 2021, the Funds’ last tax year end, were as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
Undistributed net tax-exempt income[1]	$4,286,656	$6,131,535	$ —	$727,271
Undistributed net ordinary income[2]	8,724	361,014	—	4,265
Undistributed net long-term capital gains	—	—	—	—

[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period March 1, 2021 through March 31, 2021, and paid on April 1, 2021.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
The tax character of distributions paid during the Funds' last tax year ended March 31, 2021 was designated for purposes of the dividends paid deduction as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
Distributions from net tax-exempt income	$208,157,487	$228,713,922	$120,299,298	$11,261,554
Distributions from net ordinary income[2]	2,175,775	3,747,666	1,751,253	1,337
Distributions from net long-term capital gains	—	—	—	—
Return of capital	—	—	8,564,240	—

[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
As of March 31, 2021, the Funds' last tax year end, the Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.
	All-American [3]	Intermediate Duration	Limited Term	Short Term
Not subject to expiration:
Short-term	$102,817,784	$27,437,567	$15,618,089	$ 236,159
Long-term	18,303,419	—	15,649,886	1,034,201
Total	$121,121,203	$27,437,567	$31,267,975	$1,270,360

[3]	A portion of All-American's capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.
During the Funds’ last tax year ended March 31, 2021, Short Term utilized $583 of its capital loss carryforward.
7.  Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components  –  a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Average Daily Net Assets	All- American	Intermediate Duration	Limited Term	Short Term
For the first $125 million	0.3000%	0.3000%	0.2500%	0.2500%
For the next $125 million	0.2875	0.2875	0.2375	0.2375
For the next $250 million	0.2750	0.2750	0.2250	0.2250
For the next $500 million	0.2625	0.2625	0.2125	0.2125
For the next $1 billion	0.2500	0.2500	0.2000	0.2000
For the next $3 billion	0.2250	0.2250	0.1750	0.1750
For the next $5 billion	0.2000	0.2000	0.1500	0.1500
For net assets of $10 billion and greater	0.1875	0.1875	0.1375	0.1375
The annual complex-level fee, payable monthly, for each Fund is determined by taking the complex-level fee rate, which is based on the aggregate amount of “eligible assets” of all Nuveen funds as set forth in the schedule below, and for All-American, Intermediate Duration and Short Term,
317

Notes to Financial Statements (Unaudited) (continued)
making, as appropriate, an upward adjustment to that rate based upon the percentage of the fund’s assets that are not “eligible assets.” The complex level fee schedule for each Fund is as follows:
Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*     The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of September 30, 2021, the complex-level fee for each Fund was as follows:
Fund	Complex-Level Fee
All-American	0.1558%
Intermediate Duration	0.1565%
Limited Term	0.1536%
Short Term	0.1684%
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Fund so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. The expense limitation may be terminated or modified only with the approval of shareholders of the Fund.
Fund	Temporary Expense Cap	Temporary Expense Cap Expiration Date	Permanent Expense Cap
Intermediate Duration	N/A	N/A	0.75%
N/A - Not applicable.
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C2 Shares incurred a 0.55% (0.35% for Limited Term and Short Term) annual 12b-1 distribution fee and a 0.20% annual 12b-1 service fee. Class R6 Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
318

Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the following Funds engaged in inter-fund trades pursuant to these procedures as follows:
Cross-Trades	Intermediate Duration	Limited Term	Short Term
Purchases	$18,865,000	$ 8,065,258	$20,874,990
Sales	—	15,865,000	5,874,990
Realized gain (loss)	—	—	—
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
Sales charges collected	$3,754,578	$873,673	$915,567	$227,893
Paid to financial intermediaries	3,664,991	851,286	894,813	224,302
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
Commission advances	$3,413,915	$819,947	$858,871	$218,888
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C and Class C2 Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
12b-1 fees retained	$306,679	$52,957	$74,712	$7,500
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
CDSC retained	$150,847	$47,977	$123,035	$33,359
8.  Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are each described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
319

Notes to Financial Statements (Unaudited) (continued)
9.  Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.635 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2022 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Prior to June 23, 2021, the drawn interest rate was equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Participating Funds also incurred a 0.05% upfront fee on the increase of the $230 million commitment amount during the reporting period. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Funds' maximum outstanding balance during the utilization period was a follows:
	All- American	Intermediate Duration	Limited Term
Maximum outstanding balance	$45,000,000	$82,500,000	$30,200,000
During each Fund's utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
	All- American	Intermediate Duration	Limited Term
Utilization period (days outstanding)	9	1	2
Average daily balance outstanding	$25,333,333	$82,500,000	$21,550,000
Average annual interest rate	1.32%	1.34%	1.32%
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities, where applicable.
320

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787

Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request by calling Nuveen toll-free at (800) 257-8787 or Nuveen's website at www.nuveen.com and (ii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
321

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage (Effective Leverage Ratio): Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Lipper General & Insured Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper General & Insured Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Intermediate Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Intermediate Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Short-Intermediate Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Short-Intermediate Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
322

Lipper Short Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Short Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
S&P Municipal Bond Intermediate Index: An unleveraged, market value-weighted index containing all bonds in the S&P Municipal Bond Index that mature between 3 and 14.999 years. Index returns assume reinvestment of distributions but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Short Index: An unleveraged, market value-weighted index containing all of the bonds in the S&P Municipal Bond Index with maturities between 6 months and 3.999 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Short-Intermediate Index: An unleveraged, market value-weighted index containing all bonds in the S&P Municipal Bond Index that mature between 1 and 7.999 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
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(Unaudited)
At a meeting held on May 25-27, 2021 (the “May Meeting”), the Board of Trustees or Directors, as applicable (the “Board” and each Trustee or Director, a “Board Member”) of the Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. Although the 1940 Act requires that continuances of the Advisory Agreements (as defined below) be approved by the in-person vote of a majority of the Independent Board Members, the May Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and governmental restrictions on gatherings. The May Meeting was held virtually in reliance on certain exemptive relief the Securities and Exchange Commission provided to registered investment companies providing temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in light of these challenges.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.” Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to its annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the funds; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and portfolio teams, when feasible.
In addition, in connection with the annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its annual consideration of the renewal of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2020 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued during the year for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year.
In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements. Accordingly, on April 21-22, 2021 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting. The Board reviewed fund performance throughout the year and in its review, the Board recognized the volatile market conditions that occurred in early 2020 arising, in part, from the public health crisis caused by the novel coronavirus known as COVID-19 and the resulting impact on a fund’s performance for 2020 and thereafter. Accordingly, the Board considered performance data measured over various periods of time as summarized in more detail below.
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
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The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided throughout the year and at the April and May Meetings, and each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process. The following summarizes the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements as well as the Board’s conclusions.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory and other developments. The Board accordingly considered the extensive resources, tools and capabilities available to the Adviser to operate and manage the Nuveen funds. With respect to the Adviser, as a general matter, some of these services it and its affiliates provide to the Nuveen funds include, but are not limited to: product management (such as setting dividends, analyzing fund expenses, providing competitive analysis, and providing due diligence support); investment oversight, risk management and securities valuation services (such as overseeing and reviewing the various sub-advisers to the Nuveen funds and their investment teams; analyzing fund performance and risk data; overseeing operational and risk management; participating in financial statement, marketing and risk disclosures; providing daily valuation services and developing related valuation policies, procedures and methodologies; periodic testing of audit and regulatory requirements; participating in product development and management processes; participating in leverage management, liquidity monitoring and counterparty credit oversight; providing due diligence and overseeing fund accounting and custody providers; overseeing third party pricing services and periodically assessing investment and liquidity risks); fund administration (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; overseeing the funds’ independent public accountants and other service providers; analyzing products and enhancements; and managing fund budgets and expenses); oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers); Board relations services (such as organizing and administering Board and committee meetings, preparing various reports to the Board and committees and providing other support services); compliance and regulatory oversight services (such as managing compliance policies; monitoring compliance with applicable fund policies and laws and regulations; devising internal compliance programs and a framework to review and assess compliance programs; evaluating the compliance programs of the various sub-advisers to the Nuveen funds and certain other service providers; responding to regulatory requests; and preparing compliance training materials); and legal support and oversight of outside law firms (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies).
In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2020 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:
•	Centralization of Functions – ongoing initiatives to centralize investment leadership, market approach and shared support functions within Nuveen and its affiliates in seeking to operate more effectively the business and enhance the services to the Nuveen funds;
•	Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; and modifying portfolio management teams for various funds;
•	Investment Team Integrations – continuing to integrate and adjust the members of certain investment teams, in part, to allow greater access to tools and resources within the Nuveen organization and its affiliates;
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•	Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds and facilitate regulatory or logistical changes;
•	Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;
•	Compliance Program Initiatives – continuing efforts to mitigate compliance risk, increase operating efficiencies, implement enhancements to strengthen key compliance program elements and support international business growth and other corporate objectives;
•	Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment teams; new products; changes to mandates, policies and benchmarks; and other management proposals;
•	Risk Management and Valuation Services - continuing to oversee and manage risk including, among other things, conducting daily calculations and monitoring of risk measures across the Nuveen funds, instituting appropriate investment risk controls, providing risk reporting throughout the firm, participating in internal oversight committees, and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintains the valuation policies and procedures, facilitates valuation committee meetings, manages relationships with pricing vendors, and prepares relevant valuation reports and designs methods to simplify and enhance valuation workflow within the organization;
•	Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;
•	Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;
•	Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program designed to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and
•	Dividend Management Services – continuing to manage the dividends among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.
In its review, the Board recognized that Nuveen’s risk management, compliance, technology and operations capabilities are all integral to providing its investment management services to the Nuveen funds. Further, the Board noted the benefits to shareholders of investing in a Nuveen fund, as each Nuveen fund is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times as occurred in the market in the first half of 2020. The Board recognized the impact of the COVID-19 pandemic during the year and the adaptations required by service providers to continue to deliver their services to the Nuveen funds, including working remotely. In this regard, the Board noted the ability of the Adviser and the various sub-advisers to the Nuveen funds to provide continuously their services notwithstanding the significant disruptions caused by the pandemic. In addition to the services provided by the Adviser, the Board also considered the risks borne by the Adviser and its affiliates in managing the Nuveen funds, including entrepreneurial, operational, reputational, regulatory and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board also considered the structure of investment personnel compensation programs and whether this structure provides appropriate incentives to act in the best interests of the respective Nuveen funds. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
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Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2020 as well as performance data periods ending nearer to the May Meeting, including the quarter, one-, three- and five-year periods ending March 31, 2021 and May 14, 2021. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers (both overperformance and underperformance); the factors contributing to the performance; and any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.
In its review, the Board reviewed both absolute and relative fund performance during the annual review over the various time periods. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). For Nuveen funds that had changes in portfolio managers since 2018 or significant changes, among other things, to their investment strategies or policies since 2019, the Board reviewed certain performance data comparing the performance of such funds before and after such changes. In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s) (such as differences in the use of leverage) as well as differences in the composition of the Performance Peer Group over time will necessarily contribute to differences in performance results and limit the value of the comparative information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the funds as low, medium or high.
The Board also evaluated performance in light of various relevant factors, including, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board recognized the significant market decline in the early part of 2020 in connection with, among other things, the impact of the COVID-19 pandemic and that such a period of underperformance and market volatility may significantly weigh on the longer term performance results. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods. However, with respect to any Nuveen funds for which the Board had identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen All-American Municipal Bond Fund (the “All-American Fund”), the Board noted that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2020 and ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2020 and first quartile for the three- and five-year periods ended December 31, 2020. In addition, the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2021 and May 14, 2021. Based on its review, the Board was satisfied with the Fund’s overall performance.
For Nuveen Intermediate Duration Municipal Bond Fund (the “Intermediate Duration Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2020, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2020 and first quartile for the three- and five-year periods ended December 31, 2020. In addition, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2021, the Fund outperformed its benchmark for the one-year period ended March 31, 2021. The Fund also ranked in the second quartile of its Performance Peer Group for the one-year period ended March 31, 2021 and first quartile for the three- and five-year periods ended March 31, 2021. Further, for the periods ended May 14, 2021, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods, the Fund outperformed its benchmark for the one-year period and ranked in the third quartile of its Performance Peer
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Group for the one-year period, the second quartile for the three-year period and the first quartile for the five-year period. In reviewing performance, the Board also noted the change to the Fund’s portfolio management team in 2020. Based on its review, the Board was satisfied with the Fund’s overall performance.
For Nuveen Limited Term Municipal Bond Fund (the “Limited Term Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2020, the Fund ranked in the second quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2020 and first quartile for the three-year period ended December 31, 2020. Although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2021, the Fund outperformed its benchmark for the one-year period ended March 31, 2021 and ranked in the second quartile of its Performance Peer Group for the one- and five-year periods ended March 31, 2021 and first quartile of its Performance Peer Group for the three-year period ended March 31, 2021. Further, for the periods ended May 14, 2021, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods, the Fund outperformed its benchmark for the one-year period and ranked in the third quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods. In reviewing performance, the Board also noted the change to the Fund’s portfolio management team in 2020. Based on its review, the Board was satisfied with the Fund’s overall performance.
For Nuveen Short Term Municipal Bond Fund (the “Short Term Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2020, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period ended December 31, 2020 and second quartile for the three- and five-year periods ended December 31, 2020. Further, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2021, the Fund outperformed its benchmark for the one-year period ended March 31, 2021 and ranked in the second quartile of its Performance Peer Group for the one-year period ended March 31, 2021 and third quartile for the three- and five-year periods ended March 31, 2021. In addition, for the periods ended May 14, 2021, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods, the Fund outperformed its benchmark for the one-year period and ranked in the second quartile of its Performance Peer Group for the one- and three-year periods and third quartile for the five-year period. In reviewing performance, the Board also noted the change to the Fund’s portfolio management team in 2020. Based on its review, the Board was satisfied with the Fund’s overall performance.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of each fund before and after any fee waivers and/or expense reimbursements. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and/or to a more focused subset of comparable funds (the “Peer Group”) established by Broadridge (subject to certain exceptions). The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer Universe and Peer Group and recognized that differences between the applicable fund and its respective Peer Universe and/or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $58.4 million and fund-level breakpoints reduced fees by approximately $69.6 million in 2020. Further, fee caps and waivers for all applicable Nuveen funds saved approximately an additional $13.2 million in fees for shareholders in 2020.
With respect to the Sub-Adviser, the Board also considered the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund, the breakpoint schedule and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
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The Independent Board Members noted that (a) the All-American Fund, the Intermediate Duration Fund and the Limited Term Fund each had a net management fee that was in line with the respective peer average and a net expense ratio that was below the respective peer average; and (b) the Short Term Fund had a net management fee that was slightly higher than the peer average, but a net expense ratio that was in line with the peer average.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the Sub-Adviser, such other clients may include retail and institutional managed accounts, passively managed exchange-traded funds (“ETFs”) sub-advised by the Sub-Adviser that are offered by another fund complex and municipal managed accounts offered by an unaffiliated adviser. With respect to the Sub-Adviser, the Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts as well as the sub-advisory fee the Sub-Adviser received for serving as sub-adviser to passive ETFs offered outside the Nuveen family.
In considering the fee data of other clients, the Board recognized, among other things, the differences in the amount, type and level of services provided to the Nuveen funds relative to other clients as well as the differences in portfolio investment policies, investor profiles, account sizes and regulatory requirements, all of which contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to the other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. Further, with respect to ETFs, the Board considered that Nuveen ETFs were passively managed compared to the active management of the other Nuveen funds which contributed to the differences in fee levels between the Nuveen ETFs and other Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2020 and 2019. The Board reviewed, among other things, Nuveen’s net margins (pre-tax) (both including and excluding distribution expenses); gross and net revenue margins (pre- and post-tax and excluding distribution) from Nuveen funds only; revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen for fund advisory services; and comparative profitability data comparing the operating margins of Nuveen compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. In reviewing the peer comparison data, the Independent Board Members noted that Nuveen Investments, Inc.’s operating margins were on the low range compared to the total company adjusted operating margins of the peers. The Board also reviewed the revenues and expenses the Adviser derived from its ETF product line for the 2019 and 2020 calendar years.
In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide expenses to the Nuveen complex and its affiliates and to further allocate such Nuveen complex expenses between the Nuveen fund and non-fund businesses. Generally, fund-specific expenses are allocated to the Nuveen funds and partial fund-related expenses and/or corporate overhead and shared costs (such as legal and compliance, accounting and finance, information technology and human resources and office services) are partially attributed to the funds pursuant to cost allocation methodologies. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2020, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments, Inc. compared to the firm-wide adjusted margins of the peers for each calendar year from 2010 to 2020. The Board had also appointed three Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and any proposed changes to the cost allocation methodology prior to incorporating any such changes and to report to the full Board. The Board recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results. The Independent Board Members also considered the key drivers behind the revenue and expense changes that impacted Nuveen’s net margins between 2019 and 2020. The Board also noted the reinvestments Nuveen and/or its parent made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to information technology, portfolio accounting systems and the global trading platform.
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Annual Investment Management Agreement Approval Process (Unaudited) (continued)
In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments, Inc. were in the lower half of the peer group range; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2020 and 2019 calendar years to consider the financial strength of TIAA. The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility as experienced with the COVID-19 pandemic.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities for the calendar year ended December 31, 2020 as well as its pre- and post-tax net revenue margins for 2020 compared to such margins for 2019. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar year ending December 31, 2020 and the pre- and post-tax revenue margins from 2020 and 2019.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board noted that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-level fee schedules. The Board considered that the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined. In the calculation of the complex-level component, the Board noted that it had approved the acquisition of several Nuveen funds by similar TIAA-CREF funds in 2019. However, to mitigate the loss of the assets of these Nuveen funds deemed eligible to be included in the calculation of the complex-wide fee when these Nuveen funds left the complex upon acquisition, Nuveen agreed to credit approximately $604.5 million to assets under management to the Nuveen complex in calculating the complex-wide component.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2019 and 2020), including the permanent expense cap applicable to the Intermediate Duration Fund.
The Independent Board Members also recognized the Adviser’s continued reinvestment in its business through various initiatives including maintaining a seed account available for investments into Nuveen funds and investing in its internal infrastructure, information technology and other systems that will, among other things, consolidate and enhance accounting systems, integrate technology platforms to support growth and efficient data processing, and further develop its global trading platform to enhance the investment process for the investment teams.
Based on its review, the Board concluded that the current fee arrangements together with the Adviser’s reinvestment in its business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds. The Independent Board Members further noted that, subject to certain exceptions, the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party broker-dealers, the
330

Board reviewed the amount retained by the Adviser’s affiliate. In addition, the Independent Board Members also noted that various sub-advisers (including the Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. However, the Board noted that any benefits for the Sub-Adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, concluded that the terms of each Advisory Agreement were fair and reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.
331

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 26, 2021 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2019 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid, “Illiquid”, discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third-party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, Nuveen California High Yield Municipal Bond Fund determined that it would hold a minimum of 25% of its assets in highly liquid investments, and it maintained at least that amount during the Review period. Nuveen California Municipal Bond Fund, primarily held Highly Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in Illiquid investments, and requires certain reporting to the Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on Illiquid investments. However, the Nuveen California High Yield Municipal Bond Fund exceeded the 15% limit on Illiquid investments for two business days after the end of the Review Period, which will be discussed in next year’s annual shareholder report in connection with discussing the operations of that Fund’s liquidity risk management program during 2020.
332

Notes
333

Notes
334

Notes
335

Nuveen:
Serving Investors for Generations
Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds
Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive | Chicago, IL 60606 | www.nuveen.com    MSA-NAT-0921D1893957-INV-B-11/22

Mutual Funds
30 September 2021
Nuveen Municipal
Bond Funds
Fund Name	Class A	Class C	Class C2	Class R6	Class I
Nuveen High Yield Municipal Bond Fund	NHMAX	NHCCX	NHMCX	NHMFX	NHMRX
Nuveen Short Duration High Yield Municipal Bond Fund	NVHAX	NVCCX	NVHCX	—	NVHIX
Nuveen Strategic Municipal Opportunities Fund	NSAOX	NSCOX	—	—	NSIOX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Fundselectronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.
Semiannual Report

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NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Table
of Contents

Chair’s Letter to Shareholders
Dear Shareholders,
More than a year and a half has passed since the World Health Organization declared COVID-19 a global pandemic in March 2020, resulting in a period marked by a global economic downturn, financial market turbulence and some immeasurable losses of life. Although the health crisis persists, with the widespread distribution of vaccines in the U.S. and extraordinary economic interventions by governments and central banks around the world, we collectively look forward to what our “new normal” might be.
Global economies have largely recovered from the pandemic-driven downturns with the help of vaccines and extraordinary support measures from governments and central banks. Since the crisis began, the U.S. government has enacted six relief measures totaling $5.3 trillion to support individuals and families, small and large businesses, state and local governments, education, public health and vaccinations. More recently, Congress passed a $1 trillion infrastructure spending plan, funding upgrades to road, rail and air transportation, broadband internet, and power and water systems.
Nevertheless, pandemic-related impacts continue to weigh on the outlook, particularly regarding inflation. The spread of the COVID-19 delta variant this year has exacerbated shortages of raw materials and labor, which contributed to inflation staying elevated for longer than expected. In response, some central banks, including the U.S. Federal Reserve, are beginning to reduce pandemic-era stimulus measures while other central banks have already started raising interest rates. The timing of monetary policy normalization will be a key focus in the markets, as will the progression of the virus, which can be difficult to predict given uneven vaccination rates around the world and new variants such as delta. Other key pieces of legislation also remain on the horizon in the U.S., including a $1.75 trillion social spending plan and raising the nation’s borrowing limit (known as the debt ceiling).
Short-term market fluctuations can provide your Fund opportunities to invest in new ideas as well as upgrade existing positioning while providing long-term value for shareholders. For more than 120 years, the careful consideration of risk and reward has guided Nuveen’s focus on delivering long-term results to our shareholders.
During this time of economic uncertainty, it may be an opportune time to assess your portfolio. We encourage you to review your time horizon, risk tolerance and investment goals with your financial professional.
On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
November 22, 2021

Important Semiannual
Shareholder Report Notice
For Shareholders of
Nuveen High Yield Municipal Bond Fund
Nuveen Short Duration Municipal Bond Fund
Nuveen Strategic Municipal Opportunities Fund
Semiannual Shareholder Report for the period ending September 30, 2021
Beginning with this semiannual shareholder report, the Funds will include portfolio manager commentaries only in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s March 31, 2021 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

Risk Considerations and Dividend Information
Risk Considerations
Nuveen High Yield Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. The Fund concentrates in non-investment grade and unrated bonds with long maturities and durations which carry heightened credit risk, liquidity risk, and potential for default. In addition, the Fund oftentimes engages in a significant amount of portfolio leverage and in doing so, assumes a high level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.
The Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share net asset value (NAV), market price, distributions and returns. There is no assurance that the Fund’s leveraging strategy will be successful.
Nuveen Short Duration High Yield Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. The Fund concentrates in non-investment grade and unrated bonds with long maturities and durations which carry heightened credit risk, liquidity risk, and potential for default. In addition, the Fund oftentimes engages in a significant amount of portfolio leverage and in doing so, assumes a high level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.
The Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share net asset value (NAV), market price, distributions and returns. There is no assurance that the Fund’s leveraging strategy will be successful.
Nuveen Strategic Municipal Opportunities Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. The Fund is subject to interest rate risk; as interest rates rise, bond prices fall. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The use of derivatives involves substantial financial risks and transaction costs. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. The Fund periodically engages in a significant amount of portfolio leverage and in doing so, assumes a higher level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk. These and other risk considerations, such as alternative minimum tax, call, defaulted bond, income, municipal bond market liquidity, municipal lease obligations, other investment companies, political and economic, tax, and zero coupon bonds risks, are described in detail in the Fund’s prospectus.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6  –  Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.

All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6  –  Income Tax Information within the Notes to Financial Statements of this report.

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Fund Performance, Expense Ratios and Effective Leverage Ratios
The Fund Performance, Expense Ratios and Effective Leverage Ratios for each Fund are shown within this section of the report.
Fund Performance
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund's most recent prospectus. The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 9—Borrowing Arrangements, are excluded from the calculation of a Fund’s effective leverage ratio.

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen High Yield Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of September 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	6/07/99	4.75%	13.59%	5.70%	7.62%	0.96%
Class A Shares at maximum Offering Price	6/07/99	0.36%	8.82%	4.80%	7.16%	-
S&P Municipal Yield Index[1]	-	3.42%	9.43%	5.57%	6.51%	-
Lipper High Yield Municipal Debt Funds Classification Average	-	3.08%	8.44%	4.18%	5.46%	-
Class I Shares	6/07/99	4.85%	13.82%	5.91%	7.84%	0.76%

	Total Returns as of September 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	4.28%	12.67%	4.85%	6.40%	1.76%
Class R6 Shares	6/30/16	4.86%	13.83%	5.95%	5.79%	0.73%
*     Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $500,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares ten years after purchase (effective March 1, 2021, eight years after purchase). Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1 For purposes of Fund performance, relative results are measured against this Index.
Effective Leverage Ratio as of September 30, 2021

Effective Leverage Ratio	25.13%

Nuveen Short Duration High Yield Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of September 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class A Shares at NAV	2/01/13	3.79%	11.11%	4.03%	4.14%	0.81%
Class A Shares at maximum Offering Price	2/01/13	1.20%	8.33%	3.51%	3.84%	-
S&P Short Duration Municipal Yield Index[1]	-	2.20%	6.51%	4.28%	4.16%	-
Lipper High Yield Municipal Debt Funds Classification Average	-	3.08%	8.44%	4.18%	5.57%	-
Class C Shares	2/10/14	3.38%	10.31%	3.20%	3.85%	1.61%
Class I Shares	2/01/13	3.89%	11.40%	4.23%	4.35%	0.61%
*     Class A Shares have a maximum 2.50% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 0.70% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares ten years after purchase (effective March 1, 2021, eight years after purchase). Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1 For purposes of Fund performance, relative results are measured against this Index.
Effective Leverage Ratio as of September 30, 2021

Effective Leverage Ratio	2.99%

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Strategic Municipal Opportunities Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of September 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class A Shares at NAV	12/16/14	2.79%	8.15%	5.01%	5.39%	0.80%
Class A Shares at maximum Offering Price	12/16/14	(0.29)%	4.91%	4.37%	4.92%	-
S&P Municipal Bond Index[1]	-	1.24%	2.71%	3.18%	3.44%	-
Lipper General & Insured Municipal Debt Funds Classification Average	-	1.51%	3.94%	3.14%	3.38%	-
Class C Shares	12/16/14	2.38%	7.30%	4.17%	4.55%	1.60%
Class I Shares	12/16/14	2.90%	8.36%	5.21%	5.60%	0.60%
*     Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares ten years after purchase (effective March 1, 2021, eight years after purchase). Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1 For purposes of Fund performance, relative results are measured against this Index.
Effective Leverage Ratio as of September 30, 2021

Effective Leverage Ratio	3.07%

Yields    as of September 30, 2021
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen High Yield Municipal Bond Fund
	Share Class
	Class A1	Class C	Class R6	Class I
Dividend Yield	4.21%	3.58%	4.62%	4.59%
SEC 30-Day Yield	2.82%	2.14%	3.19%	3.14%
Taxable-Equivalent Yield (40.8%)[2]	4.58%	3.47%	5.18%	5.10%
Nuveen Short Duration High Yield Municipal Bond Fund
	Share Class
	Class A1	Class C	Class I
Dividend Yield	2.89%	2.16%	3.18%
SEC 30-Day Yield	1.94%	1.19%	2.19%
Taxable-Equivalent Yield (40.8%)[2]	3.13%	1.92%	3.54%
Nuveen Strategic Municipal Opportunities Fund
	Share Class
	Class A1	Class C	Class I
Dividend Yield	2.38%	1.64%	2.66%
SEC 30-Day Yield	1.61%	0.86%	1.86%
Taxable-Equivalent Yield (40.8%)[2]	2.60%	1.39%	3.00%
1         The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand that the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2         The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a federal income tax rate shown in the respective table above.

Holding Summaries    as of September 30, 2021
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Nuveen High Yield Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	116.4%
Common Stocks	3.5%
Corporate Bonds	1.0%
Investments Purchased with Collateral from Securities Lending	0.1%
Repurchase Agreements	6.6%
Short-Term Municipal Bonds	0.1%
Other Assets Less Liabilities	1.4%
Net Assets Plus Floating Rate Obligations	129.1%
Floating Rate Obligations	(29.1)%
Net Assets	100%

Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	2.6%
AAA	0.4%
AA	15.7%
A	13.8%
BBB	7.0%
BB or Lower	14.9%
N/R (not rated)	42.9%
N/A (not applicable)	2.7%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/Limited	24.8%
Health Care	12.7%
Transportation	12.5%
Utilities	9.6%
Education and Civic Organizations	9.6%
Tax Obligation/General	8.9%
Industrials	5.2%
Repurchase Agreements	5.1%
Other	11.5%
Money Market Funds	0.1%
Total	100%
States and Territories (% of total municipal bonds)
California	14.4%
Florida	11.2%
Illinois	9.2%
New York	9.0%
Puerto Rico	7.5%
Colorado	7.3%
Wisconsin	4.5%
Texas	4.1%
Ohio	3.4%
Arizona	2.3%
New Jersey	1.9%
Pennsylvania	1.9%
District of Columbia	1.6%
Virginia	1.6%
Georgia	1.5%
Other [1]	18.6%
Total	100%
1	See Portfolio of Investments for details on "other" States and Territories.

Nuveen Short Duration High Yield Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	93.0%
Common Stocks	3.1%
Corporate Bonds	0.9%
Exchange-Traded Funds	0.1%
Investments Purchased with Collateral from Securities Lending	0.4%
Repurchase Agreements	4.5%
Short-Term Municipal Bonds	0.7%
Other Assets Less Liabilities	(0.3)%
Net Assets Plus Floating Rate Obligations	102.4%
Floating Rate Obligations	(2.4)%
Net Assets	100%

Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	1.0%
AAA	1.1%
AA	2.5%
A	7.9%
BBB	13.0%
BB or Lower	20.1%
N/R (not rated)	51.0%
N/A (not applicable)	3.4%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/Limited	26.4%
Utilities	12.0%
Transportation	10.9%
Tax Obligation/General	10.7%
Education and Civic Organizations	9.1%
Health Care	6.5%
Industrials	5.9%
Long-Term Care	5.3%
Other	12.8%
Money Market Funds	0.4%
Total	100%
States and Territories (% of total municipal bonds)
Puerto Rico	13.9%
Florida	13.8%
Illinois	8.3%
California	8.1%
New York	6.8%
Pennsylvania	5.5%
Texas	5.2%
Colorado	4.2%
Wisconsin	4.1%
Arizona	2.8%
Ohio	2.6%
New Jersey	2.4%
Alabama	1.8%
Missouri	1.8%
Other [1]	18.7%
Total	100%
1	See Portfolio of Investments for details on "other" States and Territories.

Holding Summaries    as of September 30, 2021 (continued)
Nuveen Strategic Municipal Opportunities Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	101.5%
Common Stocks	0.9%
Corporate Bonds	0.1%
Short-Term Municipal Bonds	0.2%
Other Assets Less Liabilities	0.5%
Net Assets Plus Floating Rate Obligations	103.2%
Floating Rate Obligations	(3.2)%
Net Assets	100%

Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	0.6%
AAA	1.2%
AA	25.0%
A	23.2%
BBB	12.5%
BB or Lower	10.5%
N/R (not rated)	26.1%
N/A (not applicable)	0.9%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/Limited	29.5%
Utilities	13.6%
Transportation	12.6%
Health Care	12.1%
Tax Obligation/General	11.2%
Education and Civic Organizations	9.2%
Other	11.8%
Total	100%
States and Territories (% of total municipal bonds)
New York	12.8%
Florida	10.2%
California	9.8%
Colorado	7.7%
Texas	7.2%
Illinois	6.4%
Pennsylvania	5.2%
Puerto Rico	5.2%
Wisconsin	2.6%
Arizona	2.6%
New Jersey	2.3%
Alabama	2.2%
Louisiana	2.0%
District of Columbia	1.9%
Ohio	1.8%
Washington	1.7%
Other [1]	18.4%
Total	100%
1	See Portfolio of Investments for details on "other" States and Territories.

Expense Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended September 30, 2021.
The beginning of the period is April 1, 2021.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen High Yield Municipal Bond Fund
	Share Class
	Class A	Class C	Class R6	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,047.45	$1,042.83	$1,048.59	$1,048.48
Expenses Incurred During the Period	$ 3.75	$ 7.84	$ 2.52	$ 2.72
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.41	$1,017.40	$1,022.61	$1,022.41
Expenses Incurred During the Period	$ 3.70	$ 7.74	$ 2.48	$ 2.69
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.73%, 1.53%, 0.49% and 0.53% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Expense Examples    (continued)
Nuveen Short Duration High Yield Municipal Bond Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,037.95	$1,033.79	$1,038.85
Expenses Incurred During the Period	$ 3.83	$ 7.90	$ 2.81
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.31	$1,017.30	$1,022.31
Expenses Incurred During the Period	$ 3.80	$ 7.84	$ 2.79
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.75%, 1.55% and 0.55% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Nuveen Strategic Municipal Opportunities Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,027.95	$1,023.85	$1,028.97
Expenses Incurred During the Period	$ 3.91	$ 7.97	$ 2.90
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.21	$1,017.20	$1,022.21
Expenses Incurred During the Period	$ 3.90	$ 7.94	$ 2.89
For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of 0.77%, 1.57% and 0.57% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Nuveen High Yield Municipal Bond Fund
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 120.9%
	MUNICIPAL BONDS – 116.4%
	Alabama – 1.4%
$ 2,918	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Refunding Taxable Series 2017C, 1.000%, 9/01/37, 144A (4)	11/21 at 100.00	N/R	$29
16,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Series 2017A, 6.750%, 9/01/37, 144A (4)	9/27 at 100.00	N/R	11,200,000
3,397	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Taxable Series 2017B, 6.750%, 9/01/37, 144A (4)	9/27 at 100.00	N/R	2,378,353
10,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co Project, Series 1993, 6.450%, 12/01/23 (AMT)	11/21 at 100.00	B1	10,013,000
3,865	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co Project, Series 1994, 6.450%, 12/01/23 (AMT)	11/21 at 100.00	B1	3,870,025
10,000	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%, 9/01/45, 144A	9/25 at 100.00	N/R	10,932,100
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Methodist Home for the Aging, Refunding Series 2015-1:
1,350	5.750%, 6/01/35	6/26 at 100.00	N/R	1,436,427
2,500	5.750%, 6/01/45	6/26 at 100.00	N/R	2,619,125
	Homewood Educational Building Authority, Alabama, Educational Facilities Revenue Bonds, Samford University, Series 2019A:
2,750	4.000%, 12/01/41 (UB) (5)	12/29 at 100.00	A3	3,133,020
4,220	4.000%, 12/01/49 (UB) (5)	12/29 at 100.00	A3	4,729,649
2,095	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Green Series 2020, 6.375%, 11/01/50 (Mandatory Put 11/01/30) (AMT)	No Opt. Call	B3	2,655,978
98,400	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	B3	116,936,592
5,000	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B, 3.000%, 6/01/50 – AGM Insured (UB) (5)	6/30 at 100.00	A1	5,259,800
	Jefferson County, Alabama, Sewer Revenue Warrants, Capital Appreciation Subordinate Lien Series 2013F:
2,400	0.000%, 10/01/46 (6)	10/23 at 105.00	BB	2,467,608
5,000	0.000%, 10/01/50 (6)	10/23 at 105.00	BB	5,141,250
	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C:
16,370	0.000%, 10/01/38 – AGM Insured (6)	10/23 at 105.00	BB+	16,856,516
5,000	0.000%, 10/01/42 – AGM Insured (6)	10/23 at 105.00	BB+	5,134,650
2,520	0.000%, 10/01/46 – AGM Insured (6)	10/23 at 105.00	BB+	2,584,840
10,000	0.000%, 10/01/50 – AGM Insured (6)	10/23 at 105.00	BB+	10,258,100

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alabama (continued)
$ 17,800	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 6.000%, 10/01/42	10/23 at 105.00	BB	$20,412,150
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013E, 0.000%, 10/01/35	10/23 at 41.20	BB	400,540
6,000	Mobile County, Alabama, Limited Obligation Warrants, Gomesa Projects, Series 2020, 4.000%, 11/01/45, 144A	11/29 at 100.00	N/R	6,498,960
32,835	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	35,842,686
	Talladega, Alabama, Water and Sewer Revenue Warrants, Series 2021A:
2,000	3.000%, 9/01/46 – AGM Insured (UB) (5)	9/31 at 100.00	AA	2,127,480
3,000	3.000%, 9/01/51 – AGM Insured (UB) (5)	9/31 at 100.00	AA	3,176,100
23,605	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	27,352,530
15,610	UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series 2019B, 4.000%, 9/01/48 (UB) (5)	9/29 at 100.00	AA-	17,870,016
305,635	Total Alabama			331,287,524
	Alaska – 0.0%
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%, 6/01/50	6/31 at 100.00	BBB+	1,157,710
	Arizona – 2.7%
6,360	Arizona Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Linder Village Project in Meridian, Ada County, Idaho, Series 2020, 5.000%, 6/01/31, 144A	No Opt. Call	N/R	7,489,536
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017A:
1,670	5.125%, 7/01/37, 144A	7/26 at 100.00	BB	1,918,780
2,000	5.250%, 7/01/47, 144A	7/26 at 100.00	BB	2,284,780
1,885	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017D, 5.000%, 7/01/51, 144A	7/27 at 100.00	BB	2,164,828
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Franklin Phonetic Charter School Project, Refunding Series 2017:
580	5.500%, 7/01/37, 144A	7/27 at 100.00	N/R	631,956
1,390	5.750%, 7/01/47, 144A	7/27 at 100.00	N/R	1,508,386
1,505	5.875%, 7/01/52, 144A	7/27 at 100.00	N/R	1,638,719
2,000	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leman Academy of Excellence, East Tucson & Central Tucson Projects, Series 2019A, 5.000%, 7/01/54, 144A	7/24 at 101.00	N/R	2,109,300
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A:
700	6.000%, 11/01/37, 144A	11/27 at 100.00	N/R	730,296
3,850	6.250%, 11/01/50, 144A	11/27 at 100.00	N/R	3,993,181

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017B:
$ 1,280	5.125%, 7/01/47, 144A	7/27 at 100.00	BB	$1,429,568
565	5.250%, 7/01/51, 144A	7/27 at 100.00	BB	633,461
1,545	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2017B, 5.000%, 3/01/37, 144A	9/27 at 100.00	BB+	1,769,597
15,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Projects, Series 2021B, 5.000%, 7/01/51, 144A	7/28 at 103.00	N/R	15,108,150
15,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Projects, Taxable Series 2021A, 5.000%, 7/01/51, 144A	7/28 at 103.00	N/R	14,537,250
3,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Projects, Taxable Series 2021C, 6.000%, 7/01/29, 144A	No Opt. Call	N/R	2,978,220
5,440	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence - Parker Colorado Campus Project, Series 2019A, 5.000%, 7/01/49, 144A	7/24 at 101.00	N/R	5,699,270
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence Projects, Series 2017A:
1,500	5.000%, 7/01/37, 144A	7/22 at 101.00	N/R	1,538,010
3,555	5.250%, 7/01/47, 144A	7/22 at 101.00	N/R	3,643,057
3,945	5.250%, 7/01/52, 144A	7/22 at 101.00	N/R	4,041,219
3,260	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Mater Academy of Nevada - Mountain Vista Campus Project, Series 2018A, 5.500%, 12/15/48, 144A	12/26 at 100.00	BB	3,698,014
3,150	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada, Horizon, Inspirada and St Rose Campus Projects, Series 2018A, 5.750%, 7/15/48, 144A	7/26 at 100.00	BB+	3,637,651
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus Project, Series 2020A-2:
6,145	6.000%, 9/15/38, 144A	9/23 at 105.00	BB+	6,907,594
20,060	6.150%, 9/15/53, 144A	9/23 at 105.00	BB+	22,456,368
1,400	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Social Bonds, Pensar Academy Project, Series 2020, 5.000%, 7/01/45, 144A	7/28 at 100.00	BB-	1,520,680
11,260	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus Academy Project, Series 2018A, 6.500%, 6/01/50, 144A	6/28 at 100.00	N/R	12,735,848
10,010	Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2020A, 3.000%, 2/01/45 (UB) (5)	2/30 at 100.00	A	10,521,911
22,350	Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38	7/25 at 101.00	N/R	21,956,193
9,573	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A (4)	7/27 at 100.00	N/R	7,371,262
2,000	Coconino County Industrial Development Authority, Arizona, Education Revenue Bonds, Flagstaff Arts & Leadership Academy Project, Refunding Series 2020, 5.500%, 7/01/40, 144A	7/28 at 100.00	N/R	2,092,540

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014:
$ 655	5.000%, 7/15/29, 144A	7/24 at 100.00	N/R	$716,577
650	5.000%, 7/15/33, 144A	7/24 at 100.00	N/R	710,177
750	5.000%, 7/15/38, 144A	7/24 at 100.00	N/R	816,248
1,056	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 5.375%, 7/01/39, 144A	7/24 at 100.00	N/R	1,108,114
2,055	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 5.000%, 7/01/39, 144A	7/25 at 100.00	N/R	2,158,120
3,250	Florence Town Inc, Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project - Queen Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43	7/23 at 100.00	Ba2	3,488,127
7,700	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%, 1/01/50, 144A	1/30 at 100.00	N/R	8,170,855
2,685	Maricopa County Industrial Development Authority, Arizona, Educational Facilities Revenue Bonds, Ottawa University Projects, Series 2020, 5.500%, 10/01/51, 144A	10/27 at 103.00	N/R	2,995,225
17,465	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2021A, 3.000%, 9/01/51 (UB) (5)	3/31 at 100.00	A2	18,203,595
14,335	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2017A, 4.000%, 1/01/41 (UB) (5)	1/28 at 100.00	AA-	16,260,477
17,830	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2017D, 3.000%, 1/01/48 (UB) (5)	7/30 at 100.00	AA-	18,812,076
23,575	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019E, 3.000%, 1/01/49 (UB) (5)	7/30 at 100.00	AA-	24,848,993
9,730	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Demand Series 2019F, 3.000%, 1/01/49 (UB) (5)	7/30 at 100.00	AA-	10,255,809
345	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	11/21 at 100.00	N/R	322,085
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019B:
5,500	4.000%, 7/01/44 (AMT) (UB) (5)	7/29 at 100.00	A	6,244,370
11,710	5.000%, 7/01/44 (AMT) (UB) (5)	7/29 at 100.00	A	14,343,111
11,655	5.000%, 7/01/49 (AMT) (UB) (5)	7/29 at 100.00	A	14,194,391
12,555	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Refunding Junior Lien Series 2017D, 4.000%, 7/01/40 (UB) (5)	7/27 at 100.00	A	14,205,229
3,130	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2016A, 5.000%, 7/01/46, 144A	7/25 at 100.00	BB	3,458,431
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
3,000	6.500%, 7/01/34, 144A	7/24 at 100.00	Ba2	3,432,750
10,000	6.750%, 7/01/44, 144A	7/24 at 100.00	Ba2	11,403,200
4,650	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/45, 144A	7/25 at 100.00	Ba2	4,983,405

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 5,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A, 5.000%, 7/01/46, 144A	7/26 at 100.00	Ba2	$5,492,000
530	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leman Academy of Excellence - Oro Valley Project, Series 2019A, 5.000%, 7/01/54, 144A	7/22 at 101.00	N/R	541,888
	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc Project, Series 2014:
21,375	5.000%, 2/01/29	2/24 at 100.00	B+	21,986,752
18,375	5.125%, 2/01/34	2/24 at 100.00	B+	18,895,564
22,835	5.375%, 2/01/41	2/24 at 100.00	B+	23,574,854
5,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42 (UB) (5)	6/22 at 100.00	A3	5,135,900
	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Tender Option Bond Trust 2016-XF2337:
2,080	18.453%, 6/01/34, 144A (IF) (5)	6/22 at 100.00	A3	2,335,091
775	17.484%, 6/01/42, 144A (IF) (5)	6/22 at 100.00	A3	859,142
975	17.490%, 6/01/42, 144A (IF) (5)	6/22 at 100.00	A3	1,080,895
1,500	17.511%, 6/01/42, 144A (IF) (5)	6/22 at 100.00	A3	1,663,110
375	17.511%, 6/01/42, 144A (IF) (5)	6/22 at 100.00	A3	415,778
1,265	17.511%, 6/01/42, 144A (IF) (5)	6/22 at 100.00	A3	1,402,556
9,210	Phoenix Industrial Development Authority, Arizona, Multi-Family Housing Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016, 5.400%, 10/01/36	10/25 at 101.00	N/R	9,518,627
6,325	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	6,492,739
3,760	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc Project, Series 2010, 6.625%, 4/01/40	11/21 at 100.00	N/R	3,761,316
	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014:
1,000	7.000%, 5/01/34	5/24 at 100.00	N/R	1,089,550
1,800	7.250%, 5/01/44	5/24 at 100.00	N/R	1,955,952
1,650	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Series 2019, 5.000%, 6/15/52, 144A	6/25 at 100.00	N/R	1,735,635
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Champion Schools Project, Series 2017:
2,870	6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	2,689,592
4,865	6.125%, 6/15/47, 144A	6/26 at 100.00	N/R	4,440,675
5,120	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020, 5.000%, 7/01/55, 144A	7/26 at 103.00	N/R	5,549,722
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
3,445	5.250%, 7/01/36	7/26 at 100.00	BB-	3,768,003
5,700	5.375%, 7/01/46	7/26 at 100.00	BB-	6,184,500
6,830	5.500%, 7/01/51	7/26 at 100.00	BB-	7,391,767

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 13,805	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%, 7/01/51, 144A	7/26 at 103.00	N/R	$15,599,512
1,465	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Imagine East Mesa Charter Schools Project, Series 2019, 5.000%, 7/01/49, 144A	7/26 at 100.00	N/R	1,558,848
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014:
1,860	6.750%, 3/01/34	3/24 at 100.00	N/R	1,947,922
4,990	8.750%, 3/01/44	3/24 at 100.00	N/R	5,409,260
8,790	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A, 9.000%, 2/01/44	2/24 at 100.00	N/R	9,845,064
2,660	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	2,790,952
11,315	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%, 2/01/50, 144A	2/28 at 100.00	N/R	12,855,085
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020:
1,405	5.000%, 6/15/35, 144A	6/28 at 100.00	N/R	1,491,829
5,115	5.250%, 6/15/50, 144A	6/28 at 100.00	N/R	5,376,581
2,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020-1, 5.000%, 6/15/50, 144A	6/28 at 100.00	N/R	2,133,300
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019:
685	5.125%, 7/01/39	7/25 at 100.00	N/R	721,469
1,050	5.250%, 7/01/49	7/25 at 100.00	N/R	1,100,705
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012:
140	7.000%, 1/01/22	No Opt. Call	B-	140,637
4,275	7.375%, 1/01/32	1/22 at 100.00	B-	4,281,583
6,695	7.500%, 1/01/42	1/22 at 100.00	B-	6,702,900
5,770	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools, Mesa Project, Series 2015A, 5.000%, 12/15/34, 144A	6/25 at 100.00	BB	6,291,089
15,180	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Medical Center, Series 2021A, 3.000%, 4/01/51 (UB) (5)	4/31 at 100.00	A	15,827,123
10,530	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Economic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	N/R	10,776,613
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
60	5.250%, 12/01/22	No Opt. Call	BBB+	63,218
80	5.250%, 12/01/28	No Opt. Call	BBB+	100,706
26,530	5.500%, 12/01/37, 144A	No Opt. Call	Ba3	37,983,532
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,110,483
3,200	6.250%, 12/01/46	12/21 at 100.00	N/R	3,230,496

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A:
$ 2,140	6.000%, 10/01/37, 144A	10/27 at 100.00	N/R	$2,373,217
2,665	6.125%, 10/01/47, 144A	10/27 at 100.00	N/R	2,932,699
3,085	6.125%, 10/01/52, 144A	10/27 at 100.00	N/R	3,386,405
4,340	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Series 2012, 5.125%, 3/01/42, 144A	9/22 at 100.00	BB+	4,449,889
1,230	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc Refunding, Series 2007A, 6.375%, 12/01/37 (AMT)	11/21 at 100.00	N/R	1,220,394
601,079	Total Arizona			649,540,109
	Arkansas – 0.5%
74,815	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	B	82,128,914
20,420	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49, 144A (AMT)	9/27 at 103.00	B	22,950,038
10,000	Fayetteville School District 1, Washington County, Arkansas, General Obligation Bonds, Refunding & School Construction Series 2020, 3.000%, 6/01/50 (UB) (5)	6/25 at 100.00	Aa2	10,310,300
105,235	Total Arkansas			115,389,252
	California – 16.7%
	Allan Hancock Joint Community College District, California, General Obligation Bonds, Election 2006 Series 2012C:
10,000	0.000%, 8/01/44 (UB) (5)	8/38 at 100.00	AA	8,736,700
10,000	0.000%, 8/01/47 (UB) (5)	8/40 at 100.00	AA	8,897,300
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
5,500	0.000%, 9/01/34 – AGM Insured	No Opt. Call	A2	4,208,875
2,325	0.000%, 9/01/35 – AGM Insured (ETM)	No Opt. Call	AA (7)	1,839,796
1,985	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	1,472,572
	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
300	5.250%, 3/01/36	3/26 at 100.00	Ba3	334,644
9,075	5.000%, 3/01/41	3/26 at 100.00	Ba3	9,920,608
10,900	5.000%, 3/01/46	3/26 at 100.00	Ba3	11,860,508
3,415	Antioch Unified School District, Contra Costa County, California, General Obligation Bonds, School Facilities Improvement District 1, Tender Option Bond Trust 2016-XG0071, 17.645%, 8/01/47, 144A (IF) (5)	8/23 at 100.00	A+	4,418,600
	Bakersfield City School District, Kern County, California, General Obligation Bonds, Election 2016 Series 2017A:
4,890	4.000%, 11/01/42 (UB) (5)	11/26 at 100.00	A+	5,342,814
3,750	4.000%, 11/01/46 (UB) (5)	11/26 at 100.00	A+	4,076,587

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
$ 1,700	0.000%, 5/01/42 (6)	5/40 at 100.00	A+	$1,601,570
4,480	0.000%, 5/01/47 (6)	5/40 at 100.00	A+	4,153,587
4,210	Banning Unified School District, Riverside County, California, General Obligation Bonds, 2016 Election Series 2017A, 4.000%, 8/01/46 – AGM Insured (UB) (5)	8/27 at 100.00	AA	4,651,755
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7:
13,000	4.000%, 4/01/47 (UB) (5)	4/27 at 100.00	A1	14,713,790
1,000	4.000%, 4/01/49 (UB) (5)	4/27 at 100.00	A1	1,130,560
19,315	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2014S-6, 5.000%, 10/01/54 (Pre-refunded 10/01/24) (UB) (5)	10/24 at 100.00	A1 (7)	22,010,408
7,465	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2019S-8, 3.000%, 4/01/54 (UB) (5)	10/29 at 100.00	A1	7,792,863
1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R (7)	1,052,150
2,000	Blythe Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Series 2011, 9.750%, 5/01/38	11/21 at 100.00	N/R	2,011,260
7,205	Cabrillo Unified School District, San Mateo County, California, General Obligation Bonds, Series 2017C, 4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	AA-	8,087,540
4,155	Calexico Unified School District, Imperial County, California, General Obligation Bonds, Election 2016, Series 2017A, 4.000%, 8/01/46 – AGM Insured (UB) (5)	8/27 at 100.00	AA	4,590,984
9,985	California Community Housing Agency, California, Essential Housing Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A	8/31 at 100.00	N/R	10,672,667
4,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, Ester Apartments, Series 2021A-2, 4.000%, 2/01/43, 144A	8/31 at 100.00	N/R	4,316,840
4,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, Exchange at Bayfront Apartments, Junior Series 2021A-2, 4.000%, 8/01/51, 144A	8/32 at 100.00	N/R	4,189,800
1,925	California Community Housing Agency, California, Essential Housing Revenue Bonds, Fountains at Emerald Park, Junior Lien Series 2021A-2, 4.000%, 8/01/46, 144A	8/31 at 100.00	N/R	2,072,397
14,080	California Community Housing Agency, California, Essential Housing Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%, 8/01/47, 144A	8/31 at 100.00	N/R	14,998,157
3,335	California Community Housing Agency, California, Essential Housing Revenue Bonds, K Street Flats, Series 2021A-1, 3.000%, 2/01/57, 144A (WI/DD, Settling 10/07/21)	8/32 at 100.00	N/R	3,100,783
10,500	California Community Housing Agency, California, Essential Housing Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A (WI/DD, Settling 10/07/21)	8/32 at 100.00	N/R	10,882,620
18,125	California Community Housing Agency, California, Essential Housing Revenue Bonds, Mira Vista Hills Apartments, Series 2021A, 4.000%, 2/01/56, 144A	8/31 at 100.00	N/R	19,150,331
5,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2, 4.000%, 2/01/50, 144A	8/32 at 100.00	N/R	5,269,600
10,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Fresno County Tobacco Funding Corporation, Subordinate Turbo Capital Series 2006A, 0.000%, 6/01/46	10/21 at 20.70	N/R	2,066,800

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 14,700	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 0.000%, 6/01/57	10/21 at 13.28	N/R	$1,948,044
27,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-2, 0.000%, 6/01/55	6/30 at 26.72	N/R	5,409,990
70,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series 2006A, 0.000%, 6/01/46	10/21 at 24.77	N/R	17,304,700
28,600	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Subordinate Turbo Capital Appreciation Series 2006B, 0.000%, 6/01/46	10/21 at 24.04	N/R	6,862,284
8,325	California County Tobacco Securitization Agency, Tobacco Settlement Bonds, Gold Country Settlement Funding Corporation, Subordinate Series 2020B-2, 0.000%, 6/01/55	12/30 at 36.29	N/R	2,196,884
34,360	California Enterprise Development Authority, Charter School Revenue Bonds, Norton Science and Language Academy Project, Series 2020, 6.250%, 7/01/58, 144A	7/27 at 102.00	N/R	36,923,600
6,665	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2015A, 4.000%, 8/15/40 (Pre-refunded 8/15/25) (UB)	8/25 at 100.00	A (7)	7,575,772
	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B:
11,530	4.000%, 11/15/41 (UB) (5)	11/26 at 100.00	A	12,955,339
22,820	5.000%, 11/15/46 (Pre-refunded 11/15/26) (UB) (5)	11/26 at 100.00	N/R (7)	27,881,932
33,090	5.000%, 11/15/46 (UB) (5)	11/26 at 100.00	A	39,402,579
27,515	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 4.000%, 11/15/48 (UB) (5)	11/27 at 100.00	A	31,071,314
24,760	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A, 4.000%, 11/15/42 (UB) (5)	11/27 at 100.00	A	28,256,855
	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Tender Option Bond Trust 2016-XF2353, Formerly Tender Option Bond Trust 3267:
4,000	18.973%, 11/15/40 (Pre-refunded 11/15/21), 144A (IF) (5)	11/21 at 100.00	AA- (7)	4,094,160
2,500	19.963%, 11/15/40 (Pre-refunded 11/15/21), 144A (IF) (5)	11/21 at 100.00	AA- (7)	2,561,700
1,500	19.963%, 11/15/40 (Pre-refunded 11/15/21), 144A (IF) (5)	11/21 at 100.00	AA- (7)	1,537,020
6,435	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Refunding Series 2016A, 4.000%, 3/01/39 (UB) (5)	3/26 at 100.00	A	7,096,775
	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017:
3,810	5.000%, 2/01/42 (UB) (5)	2/27 at 100.00	A1	4,574,591
6,830	5.000%, 2/01/47 (UB) (5)	2/27 at 100.00	A1	8,160,621
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Tender Option Bond Trust 2015-XF1002:
605	17.432%, 4/01/42, 144A (IF) (5)	4/22 at 100.00	AA-	663,679
1,250	17.467%, 4/01/42, 144A (IF) (5)	4/22 at 100.00	AA-	1,371,488

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2:
$ 10,000	4.000%, 11/01/38 (UB) (5)	11/27 at 100.00	AA-	$11,565,000
140,100	4.000%, 11/01/44 (UB) (5)	11/27 at 100.00	AA-	160,918,860
42,070	5.000%, 11/01/47 (UB) (5)	No Opt. Call	AA-	62,017,490
9,250	4.000%, 11/01/51 (UB) (5)	11/27 at 100.00	AA-	10,511,330
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Tender Option Bond Trust 2015-XF0152:
540	18.284%, 8/15/43, 144A (IF) (5)	8/24 at 100.00	A+	805,810
1,250	18.221%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	A+	1,459,263
	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0120:
199	21.938%, 10/01/38 (Pre-refunded 10/01/24), 144A (IF) (5)	10/24 at 100.00	N/R (7)	329,785
261	21.938%, 10/01/38, 144A (IF) (5)	10/24 at 100.00	AA-	432,532
845	22.002%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	1,370,666
3,150	22.078%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	5,116,576
2,000	22.078%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	3,248,620
2,000	22.078%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	3,248,620
29,145	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Refunding Series 2016A, 4.000%, 10/01/47 (UB) (5)	10/26 at 100.00	AA-	32,635,405
3,335	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54 (UB) (5)	8/25 at 100.00	AA-	3,836,351
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
2,000	18.289%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (5)	8/22 at 100.00	AA- (7)	2,334,820
2,385	18.374%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (5)	8/22 at 100.00	AA- (7)	2,784,154
1,610	22.433%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (5)	8/22 at 100.00	AA- (7)	1,946,732
1,800	22.445%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (5)	8/22 at 100.00	AA- (7)	2,176,668
8,715	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds, Series 2016A, 4.000%, 10/01/45 (Pre-refunded 10/01/26) (UB) (5)	10/26 at 100.00	AAA	10,202,738
6,085	California Infrastructure and Economic Development Bank, Revenue Bonds, Academy of Motion Picture Arts and Sciences Obligated Group, Series 2015A, 4.000%, 11/01/45 (UB) (5)	11/23 at 100.00	Aa2	6,463,974
1,490	California Infrastructure and Economic Development Bank, Revenue Bonds, WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%, 1/01/56, 144A	1/31 at 100.00	N/R	1,690,271
11,085	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies - El Dorado Hills Project, Series 2018A, 5.750%, 10/01/48, 144A	10/22 at 105.00	N/R	11,957,833
1,025	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies - El Dorado Hills Project, Taxable Series 2018B, 5.500%, 10/01/25, 144A	10/22 at 105.00	N/R	1,059,983
1,500	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2015A, 5.250%, 10/01/45	10/22 at 102.00	BB	1,570,785

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A:
$ 640	5.500%, 6/01/38, 144A	6/26 at 100.00	BB	$720,307
1,595	5.500%, 6/01/48, 144A	6/26 at 100.00	BB	1,772,938
1,550	5.500%, 6/01/53, 144A	6/26 at 100.00	BB	1,719,353
1,150	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%, 6/01/48, 144A	6/28 at 100.00	Ba1	1,307,872
	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A:
500	5.000%, 6/15/36, 144A	6/26 at 100.00	BB	554,815
6,275	5.000%, 6/15/46, 144A	6/26 at 100.00	BB	6,858,073
3,660	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7-Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	3,731,590
	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc - Lincoln Project, Taxable Series 2019B:
1,515	5.000%, 10/01/49, 144A	10/27 at 100.00	N/R	1,634,321
1,650	5.000%, 10/01/57, 144A	10/27 at 100.00	N/R	1,772,579
2,000	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2014A, 5.000%, 10/01/44	10/22 at 102.00	BB	2,089,920
	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
200	5.250%, 8/01/42	8/22 at 100.00	BB	203,844
675	5.300%, 8/01/47	8/22 at 100.00	BB	687,913
1,975	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education, Multiple Projects, Series 2014A, 7.000%, 6/01/34	6/22 at 102.00	N/R	2,082,914
1,680	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2014A, 6.125%, 8/01/49, 144A	8/24 at 100.00	BB-	1,823,942
865	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2015A, 6.125%, 8/01/45, 144A	8/26 at 100.00	N/R	976,827
	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
635	6.750%, 10/01/28	11/21 at 100.00	N/R	636,708
1,000	7.000%, 10/01/39	11/21 at 100.00	N/R	1,002,400
1,270	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%, 8/15/49	8/24 at 100.00	N/R	1,354,303
5,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	N/R	5,185,250
7,645	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Subordinate Series 2013B, 7.000%, 11/15/48 (Pre-refunded 11/15/23)	11/23 at 100.00	N/R (7)	8,681,433
	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A:
1,000	5.000%, 11/01/36, 144A	11/26 at 100.00	N/R	1,165,080
3,935	5.000%, 11/01/46, 144A	11/26 at 100.00	N/R	4,520,371

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A:
$ 570	6.625%, 1/01/32, 144A	1/22 at 100.00	N/R	$572,405
530	6.875%, 1/01/42, 144A	1/22 at 100.00	N/R	531,860
1,275	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.000%, 1/01/35	1/25 at 100.00	N/R	1,275,893
9,350	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 4.000%, 12/31/47 – AGM Insured (AMT) (UB) (5)	6/28 at 100.00	BBB-	10,435,254
7,000	California Municipal Finance Authority, Revenue Bonds, Simpson University, Series 2020A, 6.000%, 10/01/50	10/27 at 103.00	N/R	7,884,870
3,690	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	B+	4,181,065
	California Municipal Finance Authority, Student Housing Revenue Bonds, CHF-Davis II, LLC - Orchard Park Student Housing Project, Series 2021:
19,500	3.000%, 5/15/51 – BAM Insured (UB) (5)	5/31 at 100.00	Baa3	20,357,415
5,835	3.000%, 5/15/54 – BAM Insured (UB) (5)	5/31 at 100.00	Baa3	6,066,183
5,600	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services Southern California, LLC Project, Subordinate Series 2017, 8.000%, 12/01/27, 144A (AMT) (4)	No Opt. Call	N/R	448,000
3,310	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC, Series 2016, 7.000%, 12/01/27, 144A (AMT) (4)	12/23 at 102.00	N/R	1,489,500
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
5,500	5.000%, 7/01/37 (AMT), 144A	1/23 at 100.00	Baa3	5,759,600
940	5.000%, 11/21/45 (AMT), 144A	1/23 at 100.00	Baa3	983,061
7,910	California Public Finance Authority, Charter School Lease Revenue Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55, 144A	7/28 at 100.00	N/R	8,397,177
	California Public Finance Authority, Charter School Lease Revenue Bonds, Laverne Elementary Preparatory Academy Project, Series 2019A:
870	5.000%, 6/15/39, 144A	6/23 at 100.00	N/R	895,622
1,000	5.000%, 6/15/49, 144A	6/23 at 100.00	N/R	1,026,120
	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A:
2,055	6.125%, 6/15/37	6/27 at 100.00	N/R	2,338,138
3,025	6.250%, 6/15/47	6/27 at 100.00	N/R	3,411,141
250	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017B, 7.375%, 6/15/23	No Opt. Call	N/R	252,643
10,000	California Public Finance Authority, Revenue Bonds, Sharp HealthCare, Series 2017A, 4.000%, 8/01/47 (UB) (5)	2/28 at 100.00	Aa3	11,156,800
1,700	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Series 2017A, 5.000%, 7/01/47, 144A	7/27 at 100.00	Caa2	1,517,505

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California School Finance Authority Charter School Facility Revenue Bonds, Grimmway Schools-Obligated Group, Series 2016A:
$ 4,350	5.000%, 7/01/36, 144A	7/26 at 100.00	BB+	$4,897,491
2,360	5.000%, 7/01/46, 144A	7/26 at 100.00	BB+	2,609,924
	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A:
2,755	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	2,990,277
1,025	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	1,105,135
6,930	California School Finance Authority, California, Charter School Revenue Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%, 6/01/59, 144A	6/28 at 102.00	N/R	7,603,873
730	California School Finance Authority, California, Charter School Revenue Bonds, Alta Public Schools - Obligated Group, Taxable Series 2020B, 6.000%, 6/01/31, 144A	6/28 at 102.00	N/R	742,235
	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A:
2,010	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	1,984,373
1,100	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	1,056,616
1,890	California School Finance Authority, California, Charter School Revenue Bonds, Girls Athletic Leadership School Los Angeles Project, Series 2021A, 4.000%, 6/01/61, 144A	6/31 at 100.00	N/R	1,901,964
	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2016A:
5,855	5.750%, 6/01/42	6/26 at 100.00	N/R	6,606,899
5,065	5.875%, 6/01/52	6/26 at 100.00	N/R	5,702,835
1,000	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2019A, 5.000%, 6/01/49, 144A	6/26 at 100.00	N/R	1,078,630
	California School Finance Authority, Charter School Revenue Bonds, CIty Charter School Obligated Group, Series 2016A:
2,525	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	2,736,065
2,930	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	3,153,793
1,000	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42, 144A	10/22 at 100.00	BBB-	1,028,620
	California School Finance Authority, Charter School Revenue Bonds, Escuela Popular Charter School, Series 2017:
1,250	6.250%, 7/01/37, 144A	7/27 at 100.00	N/R	1,407,925
4,825	6.500%, 7/01/50, 144A	7/27 at 100.00	N/R	5,411,672
1,680	California School Finance Authority, Charter School Revenue Bonds, Kepler Neighborhood School, Series 2017A, 5.875%, 5/01/47, 144A	5/27 at 100.00	N/R	1,857,139
1,135	California School Finance Authority, Charter School Revenue Bonds, Larchmont Charter School Project, Series 2018A, 5.000%, 6/01/55, 144A	6/27 at 100.00	N/R	1,259,135
1,460	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education, Obligated Group, Series 2017A, 5.250%, 6/01/52, 144A	6/26 at 100.00	N/R	1,611,782
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools, Obligated Group, Series 2017G:
610	5.000%, 6/01/47, 144A	6/27 at 100.00	N/R	679,747
525	5.000%, 6/01/53, 144A	6/27 at 100.00	N/R	583,291

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California School Finance Authority, Charter School Revenue Bonds, Santa Clarita Valley International School Project, Series 2021A:
$ 800	4.000%, 6/01/51	6/31 at 100.00	N/R	$846,432
1,300	4.000%, 6/01/61	6/31 at 100.00	N/R	1,361,191
10,000	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep Public Schools, Obligated Group, Series 2020A, 5.000%, 6/01/60, 144A	6/28 at 100.00	N/R	10,220,800
	California School Finance Authority, Educational Facilities Revenue Bonds, New Designs Charter School Project, Series 2014A:
1,205	5.750%, 6/01/34, 144A	6/24 at 100.00	BB+	1,322,367
2,390	6.000%, 6/01/44, 144A	6/24 at 100.00	BB+	2,628,379
	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014:
2,010	6.400%, 8/01/34, 144A	2/24 at 100.00	BB	2,200,226
4,960	6.750%, 8/01/44, 144A	2/24 at 100.00	BB	5,449,552
1,300	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 6.750%, 11/01/45, 144A	11/24 at 100.00	N/R	1,414,192
690	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.125%, 7/01/44	7/24 at 100.00	BBB	752,700
	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2016A:
1,280	5.750%, 7/01/41, 144A	7/26 at 100.00	BB+	1,494,170
2,250	6.000%, 7/01/51, 144A	7/26 at 100.00	BB+	2,639,542
17,645	California State University, Systemwide Revenue Bonds, Series 2021A, 3.000%, 11/01/52 (UB) (5)	11/31 at 100.00	AA-	18,680,056
10,540	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1029, 18.202%, 9/01/32, 144A (IF) (5)	9/23 at 100.00	AA-	14,231,003
15,725	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1039, 18.307%, 4/01/43, 144A (IF) (5)	4/23 at 100.00	AA-	19,847,938
3,055	California State, General Obligation Bonds, Various Purpose Series 2015, 4.000%, 8/01/45 (UB) (5)	8/25 at 100.00	AA-	3,384,604
10,000	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 8/01/46 (UB) (5)	8/26 at 100.00	AA-	11,875,700
	California State, General Obligation Bonds, Various Purpose Series 2021:
3,000	3.000%, 12/01/46 (UB) (5)	12/30 at 100.00	AA-	3,206,370
1,000	3.000%, 12/01/49 (UB)	12/30 at 100.00	AA-	1,064,010
	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1041:
2,500	18.207%, 11/01/43, 144A (IF) (5)	11/23 at 100.00	AA-	3,407,975
750	14.336%, 11/01/44, 144A (IF) (5)	11/24 at 100.00	AA-	1,021,215
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
9,515	5.250%, 12/01/44	12/24 at 100.00	BB-	10,750,998
80,755	5.500%, 12/01/54	12/24 at 100.00	BB-	91,530,140

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
$ 13,625	5.000%, 12/01/41, 144A	6/26 at 100.00	BB-	$15,201,957
8,915	5.000%, 12/01/46, 144A	6/26 at 100.00	BB-	9,885,843
79,455	5.250%, 12/01/56, 144A	6/26 at 100.00	BB-	88,512,075
2,125	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 - Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	2,152,646
1,000	California Statewide Communities Development Authority, College Housing Revenue Bonds, National Campus Community Development - Hooper Street LLC Project, Series 2019, 5.250%, 7/01/52, 144A	7/29 at 100.00	B	1,070,760
440	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust 2015-XF1035, 22.381%, 11/15/49 – AGM Insured (Pre-refunded 11/15/24), 144A (IF) (5)	11/24 at 100.00	AA (7)	763,189
12,750	California Statewide Communities Development Authority, Revenue Bonds, Emanate Health, Series 2020A, 3.000%, 4/01/50 (UB) (5)	4/30 at 100.00	A	13,281,165
25,000	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Series 2014, 5.000%, 7/01/44 (UB) (5)	7/24 at 100.00	A-	27,878,750
	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2016A:
3,000	4.000%, 8/15/41 (UB) (5)	8/26 at 100.00	A+	3,326,550
5,440	5.000%, 8/15/51 (UB) (5)	8/26 at 100.00	A+	6,370,838
6,500	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57 (UB) (5)	12/27 at 100.00	A+	7,785,635
	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A:
3,610	5.000%, 6/01/36, 144A	6/26 at 100.00	N/R	4,141,284
8,150	5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	9,239,899
14,940	California Statewide Communities Development Authority, Revenue Bonds, Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45 (UB) (5)	8/23 at 100.00	BBB+	15,396,118
1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32 (Pre-refunded 10/01/22)	10/22 at 100.00	N/R (7)	1,053,710
3,000	California Statewide Communities Development Authority, School Facility Revenue Bonds, Children of Promise, Series 2015A, 6.250%, 7/01/45, 144A (4)	7/25 at 100.00	N/R	2,850,000
1,950	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43	9/22 at 100.00	N/R	2,016,983
	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A:
3,245	5.375%, 9/01/35	9/25 at 100.00	N/R	3,581,506
3,285	5.625%, 9/01/45	9/25 at 100.00	N/R	3,614,584
3,745	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	10/21 at 100.00	N/R	3,745,075
1,000	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2021A, 4.000%, 9/02/51	9/31 at 100.00	N/R	1,105,690

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2011A:
$ 1,250	7.250%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	$1,256,588
2,250	7.500%, 11/01/41 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	2,262,285
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
699	5.750%, 7/01/24 (4)	11/21 at 100.00	N/R	671,291
3,371	5.750%, 7/01/30 (4)	11/21 at 100.00	N/R	3,235,845
4,963	5.750%, 7/01/35 (4)	11/21 at 100.00	N/R	4,764,103
4,298	5.500%, 7/01/39 (4)	11/21 at 100.00	N/R	4,126,139
863	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25 (4)	11/21 at 100.00	N/R	828,402
6,500	Carlsbad Unified School District, San Diego County, California, General Obligation Bonds, Election of 2018 Series 2021B, 3.000%, 8/01/46 (UB) (5)	8/31 at 100.00	AA	6,917,040
1,085	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Merged Redevelopment Project, Series 2000A, 0.000%, 8/01/33 – NPFG Insured	No Opt. Call	Baa2	838,195
12,780	Central Union High School District, Imperial County, California, General Obligation Bonds, Election 2016 Series 2019, 4.000%, 8/01/49 (UB) (5)	8/28 at 100.00	Aa3	14,610,224
2,385	CMFA Special Finance Agency I, California, Essential Housing Revenue Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A	4/31 at 100.00	N/R	2,500,243
3,595	CMFA Special Finance Agency VII, California, Essential Housing Revenue Bonds, Junior Lien Series 2021A-2, 4.000%, 8/01/47, 144A	8/31 at 100.00	N/R	3,749,190
5,795	CMFA Special Finance Agency VII, California, Essential Housing Revenue Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A	8/31 at 100.00	N/R	5,470,944
2,500	CMFA Special Financing Agency VIII, California, Essential Housing Revenue Bonds, Elan Huntington Beach, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A	8/31 at 100.00	N/R	2,370,175
1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	11/21 at 100.00	N/R	1,003,080
155	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 – AMBAC Insured	11/21 at 100.00	N/R	155,405
5,750	Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%, 9/01/39	11/21 at 100.00	N/R	5,762,075
2,500	Contra Costa Community College District, Contra Costa County, California, General Obligation Bonds, Tender Option Trust 2015-XF0229, 18.263%, 2/01/23 (Pre-refunded 1/01/30), 144A (IF) (5)	1/30 at 0.00	AA+ (7)	3,381,625
500	Corona-Norco Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Junior Lien Series 2013B, 5.000%, 9/01/35 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R (7)	545,085
18,135	Cotati-Rohnert Park Unified School District, Sonoma County, California, General Obligation Bonds, 2014 Election Series 2017A, 4.000%, 8/01/46 – BAM Insured (UB)	8/26 at 100.00	A1	20,149,980
13,700	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56, 144A	10/31 at 100.00	N/R	14,510,492
3,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Dublin Mezzanine Lien Series 2021B, 4.000%, 2/01/57, 144A	2/32 at 100.00	N/R	3,150,150
10,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Dublin Social Senior Lien Series 2021A-2, 3.000%, 2/01/57, 144A	2/32 at 100.00	N/R	9,436,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 15,220	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Link-Glendale, Series 2021A-2, 4.000%, 7/01/56, 144A	7/31 at 100.00	N/R	$16,035,792
3,590	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1, 3.400%, 10/01/46, 144A	10/31 at 100.00	N/R	3,632,541
	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2:
5,210	4.000%, 10/01/56, 144A	10/31 at 100.00	N/R	5,490,871
10,000	4.000%, 10/01/56, 144A (WI/DD, Settling 10/21/21)	10/31 at 100.00	N/R	10,765,000
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%, 9/01/56, 144A	9/31 at 100.00	N/R	2,147,200
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B, 4.000%, 3/01/57, 144A	3/32 at 100.00	N/R	2,124,240
7,540	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A	8/31 at 100.00	N/R	7,992,325
12,840	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series 2021B, 4.000%, 12/01/56, 144A	12/31 at 100.00	N/R	13,423,450
4,500	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2, 3.000%, 12/01/56	12/31 at 100.00	N/R	4,259,700
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%, 7/01/51, 144A	7/31 at 100.00	N/R	2,288,340
20,650	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56, 144A	7/31 at 100.00	N/R	21,818,790
1,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B, 4.000%, 9/01/46, 144A	9/31 at 100.00	N/R	1,053,530
12,120	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Waterscape Apartments, Senior Lien Series 2021A, 3.000%, 9/01/56, 144A	9/31 at 100.00	N/R	11,465,762
5,820	Davis Joint Unified School District, Yolo County, California, General Obligation Bonds, Series 2019, 4.000%, 8/01/40 (UB) (5)	8/26 at 100.00	AA	6,504,781
	Downey Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2014 Series 2021C:
4,560	3.000%, 8/01/45 (UB) (5)	8/31 at 100.00	AA-	4,838,890
6,805	3.000%, 8/01/48 (UB) (5)	8/31 at 100.00	AA-	7,202,888
10,535	Elk Grove Unified School District, Sacramento County, California, General Obligation Bonds, Election of 2016, Series 2017, 4.000%, 8/01/44 (UB) (5)	8/26 at 100.00	Aa2	11,831,226
	Fairfield, California, Certificates of Participation, Fairfield Water Financing Series 2007A:
4,000	0.000%, 4/01/32 – AGC Insured	No Opt. Call	AA	3,302,320
5,480	0.000%, 4/01/33 – AGC Insured	No Opt. Call	AA	4,404,988
5,480	0.000%, 4/01/34 – AGC Insured	No Opt. Call	AA	4,281,962
5,875	0.000%, 4/01/38 – AGC Insured (UB) (5)	No Opt. Call	AA	4,094,522
3,460	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairield Commons Project, Series 2008, 6.875%, 9/01/38	3/22 at 100.00	N/R	3,549,199
7,385	Fillmore, California, Wastewater Revenue Bonds, Refunding Series 2017, 4.000%, 5/01/42 – AGM Insured (UB) (5)	5/27 at 100.00	A2	8,293,798

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 5,500	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds, Election 2006 Series 2020, 2.375%, 8/01/44 – AGM Insured (UB) (5)	8/28 at 100.00	Aa3	$5,393,465
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46 (UB) (5)	1/31 at 100.00	Baa2	34,299,600
6,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 0.000%, 1/15/32 – AGM Insured (6)	1/31 at 100.00	BBB	7,128,240
5,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Term Rate Series 2013B-2, 3.500%, 1/15/53 – AGM Insured (UB) (5)	7/29 at 100.00	A2	5,495,100
	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Crossover Refunding Series 2016B:
9,550	0.000%, 8/01/43	8/26 at 54.52	Aa3	4,744,344
6,900	4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	Aa3	7,680,252
10,715	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Crossover Refunding Series 2021A, 3.000%, 8/01/55 (UB) (5)	8/29 at 100.00	Aa3	11,168,780
16,625	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Election 2010 Series 2014D, 4.000%, 8/01/47 (Pre-refunded 8/01/24) (UB) (5)	8/24 at 100.00	Aa3 (7)	18,383,759
8,970	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Election 2016 Series 2019B, 3.000%, 8/01/43 (UB) (5)	8/26 at 100.00	Aa3	9,340,012
5,340	Garvey School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2017A, 4.000%, 8/01/46 – BAM Insured (UB) (5)	8/27 at 100.00	AA	5,965,581
	Gilroy Public Facilities Financing Authority, California, Wastewater Revenue Bonds, Series 2021A:
3,445	3.000%, 8/01/51 (UB) (5)	8/31 at 100.00	AA	3,633,304
9,275	3.000%, 8/01/56 (UB) (5)	8/31 at 100.00	AA	9,773,624
	Glendale Community College District, Los Angeles County, California, General Obligation Bonds, Election 2016 Taxable Refunding Series 2020B:
2,650	0.000%, 8/01/42	2/30 at 68.75	AA-	1,478,833
1,875	0.000%, 8/01/43	2/30 at 66.54	AA-	1,011,094
1,765	0.000%, 8/01/44	2/30 at 64.38	AA-	918,577
1,500	0.000%, 2/01/45	2/30 at 63.32	AA-	765,870
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A:
5,390	5.000%, 6/01/40 (UB)	6/25 at 100.00	A+	6,157,266
6,610	5.000%, 6/01/40 (Pre-refunded 6/01/25) (UB) (5)	6/25 at 100.00	N/R (7)	7,697,345
1,196,310	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	10/21 at 22.54	CCC-	271,813,595
95,195	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	97,909,961
43,365	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47	6/22 at 100.00	N/R	44,577,052
3,685	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47	6/22 at 100.00	N/R	3,787,996

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038:
$ 310	17.567%, 6/01/40, 144A (IF) (5)	6/25 at 100.00	A+	$501,413
380	17.567%, 6/01/40 (Pre-refunded 6/01/25), 144A (IF) (5)	6/25 at 100.00	N/R (7)	614,635
1,115	17.581%, 6/01/40, 144A (IF) (5)	6/25 at 100.00	A+	1,804,081
1,370	17.581%, 6/01/40 (Pre-refunded 6/01/25), 144A (IF) (5)	6/25 at 100.00	N/R (7)	2,216,674
1,535	Gonzales Redevelopment Agency, Monterey County, California, Tax Allocation Bonds, Gonzalez Redevelopment Project, Refunding Series 2011, 8.000%, 12/01/44 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	1,553,881
7,000	Grossmont-Cuyamaca Community College District, California, General Obligation Bonds, Refunding Series 2018, 4.000%, 8/01/47 (UB) (5)	8/28 at 100.00	AA	8,013,390
18,770	Hayward Area Recreation and Park District, California, General Obligation Bonds, Election of 2016, Series 2017A, 4.000%, 8/01/46 (UB) (5)	8/27 at 100.00	AA+	21,301,698
	Hayward Unified School District, Alameda County, California, General Obligation Bonds, Election 2014, Series 2017:
12,580	4.000%, 8/01/39 – AGM Insured (UB) (5)	8/26 at 100.00	AA	14,109,602
44,380	4.000%, 8/01/42 – AGM Insured (UB) (5)	8/26 at 100.00	AA	49,550,270
2,800	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Union City Tropics, Refunding Series 2019, 3.250%, 5/15/39 (UB) (5)	5/29 at 100.00	A+	2,975,560
160	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%, 8/15/28	11/21 at 100.00	A	160,630
279,500	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007C-2 Turbo Capital Appreciation, 0.000%, 6/01/47	10/21 at 18.25	CCC	50,910,925
11,510	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, 2014 Election Series 2017B, 4.000%, 8/01/41 (UB) (5)	8/27 at 100.00	Aa3	13,053,491
1,100	La Verne, California, Certificates of Participation, Brethren Hillcrest Homes, Series 2014, 5.000%, 5/15/36 (Pre-refunded 5/15/22)	5/22 at 101.00	N/R (7)	1,143,351
1,180	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Villages at Wasson Canyon, Series 2012A, 5.250%, 9/01/38 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R (7)	1,234,044
	Lammersville Joint Unified School District, California, Special Tax Bonds, Community Facilities District 2007-1 Mountain House - Shea Homes Improvement Area 1, Series 2013:
1,500	6.000%, 9/01/38	9/23 at 100.00	N/R	1,616,115
1,000	6.000%, 9/01/43	9/23 at 100.00	N/R	1,076,140

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1, Central Lathrop Specific Plan Improvement Areas 1-5 Special Tax Bonds, Series 2019:
$ 1,945	5.400%, 9/01/38	9/26 at 103.00	N/R	$2,101,261
1,220	5.400%, 9/01/38	9/26 at 103.00	N/R	1,323,724
2,410	5.400%, 9/01/38	9/26 at 103.00	N/R	2,614,898
860	5.400%, 9/01/38	9/26 at 103.00	N/R	928,697
3,095	5.500%, 9/01/43	9/26 at 103.00	N/R	3,355,135
1,945	5.500%, 9/01/43	9/26 at 103.00	N/R	2,108,477
3,820	5.500%, 9/01/43	9/26 at 103.00	N/R	4,139,276
1,360	5.500%, 9/01/43	9/26 at 103.00	N/R	1,473,669
4,830	5.600%, 9/01/49	9/26 at 103.00	N/R	5,237,555
3,665	5.600%, 9/01/49	9/26 at 103.00	N/R	3,955,488
7,205	5.600%, 9/01/49	9/26 at 103.00	N/R	7,819,659
2,565	5.600%, 9/01/49	9/26 at 103.00	N/R	2,783,820
17,500	Lodi Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2016 Series 2021, 3.000%, 8/01/46 (UB) (5)	8/30 at 100.00	Aa2	18,419,100
21,925	Long Beach Community College District, California, General Obligation Bonds, Refunding 2008 Election Series 2012B, 0.000%, 8/01/49 (UB) (5)	8/42 at 100.00	AA	20,211,342
10,255	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2017E, 4.000%, 8/01/44 (UB) (5)	8/26 at 100.00	Aa2	11,593,585
	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2016, Series 2017A:
6,380	4.000%, 8/01/39 (UB) (5)	8/26 at 100.00	Aa2	7,264,523
10,450	4.000%, 8/01/40 (UB) (5)	8/26 at 100.00	Aa2	11,883,322
13,045	4.000%, 8/01/41 (UB) (5)	8/26 at 100.00	Aa2	14,810,641
14,760	4.000%, 8/01/42 (UB) (5)	8/26 at 100.00	Aa2	16,730,017
32,355	4.000%, 8/01/45 (UB) (5)	8/26 at 100.00	Aa2	36,523,295
3,000	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2016, Series 2019B, 3.000%, 8/01/50 (UB) (5)	8/29 at 100.00	AA-	3,135,630
1,765	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42 (6)	8/29 at 100.00	Aa3	1,980,189
5,665	Los Angeles County, California, Multifamily Housing Revenue Bonds, HDR Preservation Apartment Project, Series 2007C, 6.250%, 7/01/42	7/22 at 100.00	N/R	5,899,814
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Private Activity/AMT Subordinate Series 2019A:
14,895	4.000%, 5/15/44 (AMT) (UB) (5)	5/29 at 100.00	A+	16,880,206
11,910	5.000%, 5/15/49 (AMT) (UB) (5)	5/29 at 100.00	A+	14,484,108
10,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Private Activity/AMT Subordinate Series 2021D, 4.000%, 5/15/51 (AMT) (UB) (WI/DD, Settling 10/06/21)	11/31 at 100.00	A+	11,454,600
6,300	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B, 5.000%, 5/15/46 (AMT) (UB) (5)	5/26 at 100.00	A+	7,350,462

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 13,295	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019F, 3.000%, 5/15/49 (AMT) (UB) (5)	5/29 at 100.00	A+	$13,834,245
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2015E, 5.000%, 7/01/44 (UB) (5)	7/24 at 100.00	AA-	5,591,700
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender Option Bond Trust 3345 As Of 6/4/2015 Converted to Trust 2015-XF2047:
1,150	17.706%, 7/01/38, 144A (IF) (5)	7/22 at 100.00	AA-	1,313,841
1,715	17.737%, 7/01/43, 144A (IF) (5)	1/24 at 100.00	AA-	2,381,003
16,145	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A, 4.000%, 7/01/47 (UB) (5)	1/27 at 100.00	Aa2	18,240,944
2,420	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Tender Option Bond Trust 3403 As of 6/4/2015 Converted to Trust 2015-XF2053, 22.153%, 7/01/44, 144A (IF) (5)	7/24 at 100.00	Aa2	3,865,756
8,000	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Election 2016 Series 2017A, 4.000%, 8/01/46 (UB) (5)	8/27 at 100.00	Aa2	9,040,960
18,700	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Election 2016 Series 2018B, 4.000%, 8/01/47 (UB) (5)	8/28 at 100.00	Aa2	21,407,199
1,000	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	11/21 at 100.00	A	1,004,320
3,730	Lynwood Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2012 Series 2021E, 3.000%, 8/01/48 – BAM Insured (UB) (5)	8/31 at 100.00	AA	3,937,985
8,000	Madera Unified School District, Madera County, California, General Obligation Bonds, Election 2014 Series 2017, 4.000%, 8/01/46 (UB)	8/27 at 100.00	Aa3	9,150,960
25,420	Marin Healthcare District, Marin County, California, General Obligation Bonds, 2013 Election, Series 2017A, 4.000%, 8/01/47 (UB) (5)	8/27 at 100.00	Aa2	28,662,829
7,895	Marin Public Financing Authority, California, Revenue Bonds, Sausalito Marin City Sanitary District, Series 2017, 4.000%, 4/01/42 (UB) (5)	4/27 at 100.00	AA	8,901,376
	Modesto Elementary School District, Stanislaus County, California, General Obligation Bonds, Election 2018 - Measure D Series 2021B:
4,300	3.000%, 8/01/46 (UB) (5)	2/30 at 100.00	Aa3	4,524,245
2,700	3.000%, 8/01/50 (UB) (5)	2/30 at 100.00	Aa3	2,829,114
6,000	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2016A, 4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	A1	6,495,180
1,075	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B, 5.125%, 9/01/38	9/24 at 100.00	N/R	1,177,695
16,250	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds, Election 2014, Series 2021C, 3.000%, 8/01/50 – BAM Insured (UB) (5)	8/31 at 100.00	Aa3	17,269,200
	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007:
1,010	5.000%, 9/01/27	3/22 at 100.00	N/R	1,025,231
1,325	5.000%, 9/01/37	3/22 at 100.00	N/R	1,342,530
19,330	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2021E, 0.000%, 8/01/45 (UB) (5)	8/31 at 71.51	AA	10,592,647
15,000	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2018, Series 2019A, 4.000%, 8/01/49 (UB) (5)	8/29 at 100.00	AA	17,501,550

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 3,940	Northstar Community Services District, California, Special Tax Bonds, Community Facilities District 1, Refunding Series 2005, 5.450%, 9/01/28 (4)	3/22 at 100.00	N/R	$1,930,600
	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2014 Series 2021E:
14,855	3.000%, 8/01/46 (UB) (5)	8/31 at 100.00	Aa3	15,700,547
10,000	3.000%, 8/01/50 (UB)	8/31 at 100.00	Aa3	10,510,100
2,305	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51 (6)	8/37 at 100.00	AA	2,033,264
970	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2013C, 0.000%, 8/01/43 (6)	8/38 at 100.00	AA	830,621
	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002:
1,230	0.000%, 12/01/31 – AMBAC Insured	No Opt. Call	AA-	1,019,018
1,225	0.000%, 12/01/32 – AMBAC Insured	No Opt. Call	AA-	988,232
8,910	Palmdale School District, Los Angeles County, California, General Obligation Bonds, 2016 Election Series 2017A, 4.000%, 8/01/46 (UB) (5)	8/27 at 100.00	Aa3	10,069,369
12,310	Palo Alto, California, Certificates of Participation, Public Safety Building, Series 2021, 2.250%, 11/01/47 (UB) (5)	11/30 at 100.00	AA+	11,653,015
8,000	Palomar Community College District, San Diego County, California, General Obligation Bonds, Refunding Series 2017, 4.000%, 8/01/45 (UB) (5)	8/27 at 100.00	AA	9,039,520
16,235	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39	9/23 at 100.00	N/R	17,440,124
2,695	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39	9/23 at 100.00	N/R	2,901,329
2,000	Perris Union High School District, Riverside County, California, General Obligation Bonds, 2012 Election, Series 2021C, 3.000%, 9/01/45 (UB) (5)	9/29 at 100.00	Aa3	2,097,620
2,500	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A	2,286,300
5,000	Pomona Unified School District, Los Angeles County, California, General Obligation Bonds, 2016 Election, Series 2021F, 3.000%, 8/01/48 – BAM Insured (UB) (5)	8/31 at 100.00	Aa3	5,328,600
	Pomona Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2017A:
12,635	4.000%, 8/01/42 – BAM Insured (UB)	8/26 at 100.00	AA	14,251,648
9,485	4.000%, 8/01/46 – BAM Insured (UB)	8/26 at 100.00	AA	10,646,818
	Pomona Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2020D:
8,510	2.375%, 8/01/45 – AGM Insured (UB) (5)	8/30 at 100.00	Aa3	8,288,825
10,000	2.500%, 8/01/48 – AGM Insured (UB) (5)	8/30 at 100.00	Aa3	9,883,000
5,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/46 (UB) (5)	No Opt. Call	AA-	2,420,250
4,405	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%, 10/01/38	11/21 at 100.00	N/R	4,417,642

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Redwood City Public Facilities and Infrastructure Authority, San Mateo, California, Lease Revenue Bonds, Veterans Memorial Building/Senior Center, Series 2021:
$ 4,000	3.000%, 6/01/46 (UB) (5)	6/31 at 100.00	AA+	$4,210,080
5,135	3.000%, 6/01/51 (UB) (5)	6/31 at 100.00	AA+	5,370,696
4,725	River Delta Unified School District, Sacramento and Solano Counties, California, General Obligation Bonds, School Facilities Improvement District 2, Election 2004 Series 2008, 0.000%, 4/01/48 – AGM Insured	No Opt. Call	AA	2,157,908
1,250	Riverside County Asset Leasing Corporation, California, Lease Revenue Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020, 18.970%, 11/01/45, 144A (IF) (5)	11/25 at 100.00	A+	2,109,025
3,030	Riverside County Public Financing Authority, California, Tax Allocation Revenue Bonds, Desert Communities & Interstate 215 Corridor Projects, Series 2017A, 4.000%, 10/01/40 – BAM Insured (UB) (5)	10/27 at 100.00	AA	3,411,598
6,250	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Housing Bonds, Refunding Series 2017A, 4.000%, 10/01/39 – BAM Insured (UB) (5)	10/27 at 100.00	AA	7,040,625
	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, 2nd Lien Series 2011E:
7,100	0.000%, 12/01/41	No Opt. Call	BBB+	4,117,858
7,075	0.000%, 12/01/42	No Opt. Call	BBB+	3,954,571
7,050	0.000%, 12/01/43	No Opt. Call	BBB+	3,801,994
5,600	0.000%, 12/01/44	No Opt. Call	BBB+	2,910,096
	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
550	0.000%, 9/01/36 – NPFG Insured	No Opt. Call	Baa2	392,931
660	0.000%, 9/01/37 – NPFG Insured	No Opt. Call	Baa2	454,516
	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100:
2,500	19.193%, 12/01/30 – AMBAC Insured, 144A (IF) (5)	No Opt. Call	AA-	5,324,925
1,790	19.331%, 12/01/30 – AMBAC Insured, 144A (IF) (5)	No Opt. Call	AA-	3,808,404
3,000	19.517%, 12/01/30 – AMBAC Insured, 144A (IF) (5)	No Opt. Call	AA-	6,389,910
6,580	19.390%, 12/01/33 – AMBAC Insured, 144A (IF) (5)	No Opt. Call	AA-	16,168,113
5,240	Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007, 5.900%, 9/01/37	3/22 at 100.00	N/R	5,329,709
4,950	San Bernardino City, California, Pension Obligation Bonds, Taxable Series 2020A, 6.750%, 12/15/46, 144A	6/29 at 100.00	BBB	5,621,715
7,130	San Bernardino Community College District, California, General Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44 (UB) (5)	No Opt. Call	AA	3,680,720
2,025	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	Baa2	2,368,298
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
4,000	8.000%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	BB (7)	4,048,880
16,730	7.500%, 12/01/41 (Pre-refunded 12/01/21)	12/21 at 100.00	BB (7)	16,922,562

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 14,770	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Dedicated Unlimited Ad Valorem Property Tax, 2012 Election Series 2020M-2, 3.000%, 7/01/50 (UB) (5)	7/30 at 100.00	Aa2	$15,627,989
10,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election of 2012 Series 2013C, 4.000%, 7/01/42 (UB) (5)	7/23 at 100.00	AA-	10,581,200
20,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election of 2012 Series 2017I, 4.000%, 7/01/47 (UB) (5)	7/27 at 100.00	Aa2	22,989,000
	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Refunding Series 2012R-2:
10,000	0.000%, 7/01/40 (UB) (5)	No Opt. Call	AA-	11,628,800
29,410	0.000%, 7/01/41 (UB) (5)	7/40 at 100.00	AA-	33,169,480
1,250	San Dieguito Union High School District, San Diego County, California, General Obligation Bonds, Election 2012, Series 2021E-2, 3.000%, 8/01/43	8/30 at 100.00	AA	1,346,838
137,340	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D, 5.000%, 5/01/43 (AMT) (UB) (5)	5/28 at 100.00	A	166,397,420
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A:
10,000	5.000%, 5/01/38 (AMT) (UB) (5)	5/29 at 100.00	A	12,359,000
68,500	5.000%, 5/01/44 (AMT) (UB) (5)	5/29 at 100.00	A	83,540,545
29,150	4.000%, 5/01/49 (AMT) (UB) (5)	5/29 at 100.00	A	32,828,438
68,650	5.000%, 5/01/49 (AMT) (UB) (5)	5/29 at 100.00	A	83,148,193
54,760	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E, 4.000%, 5/01/50 (AMT) (UB) (5)	5/29 at 100.00	A	61,628,547
6,505	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series 2019A, 3.000%, 7/01/44 (UB) (5)	7/27 at 100.00	AA	6,817,565
	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D:
2,750	0.000%, 8/01/26, 144A	11/21 at 80.01	N/R	2,197,140
8,905	0.000%, 8/01/31, 144A	11/21 at 62.52	N/R	5,556,542
17,120	0.000%, 8/01/43, 144A	11/21 at 34.16	N/R	5,834,838
	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	2/22 at 60.85	N/R	832,260
3,020	0.000%, 8/01/34	2/22 at 47.88	N/R	1,437,037
	San Mateo County Joint Powers Financing Authority, California, Lease Revenue Bonds, Cordilleras Mental Health Center, Series 2021A-1:
7,250	3.000%, 6/15/46	6/31 at 100.00	AA+	7,690,220
6,310	3.000%, 6/15/46 (UB) (5)	6/31 at 100.00	AA+	6,693,143
14,025	2.500%, 6/15/55 (UB) (5)	6/31 at 100.00	AA+	13,219,825
20,035	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election 2010 Series 2011A, 0.000%, 7/01/51 (UB) (5)	9/41 at 100.00	AA+	19,197,136
13,385	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Election 2016, Series 2017A, 4.000%, 8/01/45 – BAM Insured (UB) (5)	8/27 at 100.00	AA	14,966,438

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Election 2020, Series 2021A:
$ 3,325	3.000%, 8/01/51 (UB) (5)	8/31 at 100.00	AA	$3,506,744
2,150	4.000%, 8/01/55 (UB) (5)	8/31 at 100.00	AA	2,522,810
2,465	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Election 2020, Series 2021C, 3.000%, 8/01/48 (UB) (5)	8/31 at 100.00	AA	2,602,448
5,350	Santa Ana Unified School District, Orange County, California, Certificates of Participation, Financing Project, Series 1999, 0.000%, 4/01/32 – AGM Insured	No Opt. Call	A2	4,258,921
2,500	Santa Barbara Secondary High School District, Santa Barbara County, California, General Obligation Bonds, Election 2010 Series 2011A, 0.000%, 8/01/40 (UB) (5)	No Opt. Call	AA	1,532,500
7,150	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39 (AMT)	11/21 at 100.00	N/R	7,161,011
	Saugus-Castaic School Facilities Financing Authority, California, Community Facilities District 2006-1C, Special Tax Bonds, Series 2013:
1,365	5.875%, 9/01/33	9/23 at 100.00	N/R	1,472,917
3,370	6.000%, 9/01/43	9/23 at 100.00	N/R	3,612,775
7,860	Savanna Elementary School District, Orange County, California, General Obligation Bonds, Election 2008 Series 2012B, 0.000%, 2/01/52 – AGM Insured (6)	No Opt. Call	A2	8,432,758
	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A:
22,000	0.000%, 6/01/36	11/21 at 44.53	N/R	9,761,840
7,500	0.000%, 6/01/47	11/21 at 23.74	N/R	1,774,125
94,800	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Turbo Capital Appreciation Series 2007C, 0.000%, 6/01/56	10/21 at 11.68	N/R	11,047,992
11,435	Solano Community College District, Solano and Yolo Counties, California, General Obligation Bonds, Election 2012 Series 2017C, 4.000%, 8/01/46 (UB) (5)	8/27 at 100.00	AA	13,038,987
15,580	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2016, Series 2017A, 4.000%, 8/01/47 (UB) (5)	8/27 at 100.00	AA-	17,799,838
4,050	State of California, 2.375%, 10/01/46 (UB) (5)	4/31 at 100.00	N/R	3,928,662
4,665	Sweetwater Union High School District, California, General Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/42 (UB) (5)	2/26 at 100.00	BBB+	4,983,946
5,000	Sweetwater Union High School District, San Diego County, California, General Obligation Bonds, Election 2006 Series 2018C, 4.000%, 8/01/47 (UB) (5)	8/28 at 100.00	AA-	5,441,300
4,000	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.250%, 9/01/42	3/23 at 100.00	N/R	4,184,200
	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017:
3,230	5.500%, 9/01/27, 144A	No Opt. Call	N/R	3,523,995
3,655	5.750%, 9/01/32, 144A	9/27 at 100.00	N/R	4,146,049
4,940	6.125%, 9/01/37, 144A	9/27 at 100.00	N/R	5,526,279
13,245	6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	14,688,043

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 5,000	Temecula Valley Unified School District, California, General Obligation Bonds, Series 2021D, 3.000%, 8/01/47 (UB) (5)	8/29 at 100.00	Aa1	$5,304,200
6,950	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Tender Option Bond Trust 2016-XL0023, 19.015%, 5/15/38, 144A (IF) (5)	1/30 at 0.00	AA-	9,127,991
16,900	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Refunding Sacramento County Tobacco Securitization Corporation Series 2021B-2 Class 2, 0.000%, 6/01/60	12/30 at 33.42	N/R	4,188,834
95,575	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, First Subordinate CABs, Series 2006B, 0.000%, 6/01/46	10/21 at 21.97	CCC-	20,962,465
10,615	Twin Rivers Unified School District, Sacramento and Placer Counties, California, General Obligation Bonds, Election 2006 Series 2016, 4.000%, 8/01/43 – AGM Insured (UB) (5)	8/26 at 100.00	A1	11,696,456
10,185	Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Election of 2014, Series 2017C, 4.000%, 9/01/46 (UB) (5)	9/27 at 100.00	AA+	11,583,808
10,325	University of California, General Revenue Bonds, Limited Project Series 2016K, 4.000%, 5/15/46 (UB) (5)	5/26 at 100.00	AA-	11,472,520
11,000	University of California, General Revenue Bonds, Limited Project Series 2018O, 4.000%, 5/15/48 (UB) (5)	5/28 at 100.00	AA-	12,546,270
23,055	University of California, General Revenue Bonds, Limited Project Series 2021Q, 3.000%, 5/15/51 (UB) (5)	5/31 at 100.00	AA-	24,372,363
	University of California, General Revenue Bonds, Limited Project, Tender Option Bond Trust 2015-2194. Formerly Tender Option Bond Trust 3353:
780	17.762%, 5/15/37 (Pre-refunded 5/15/22), 144A (IF) (5)	5/22 at 100.00	N/R (7)	873,304
785	17.762%, 5/15/37, 144A (IF) (5)	5/22 at 100.00	AA-	878,902
	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XG0061:
535	17.985%, 5/15/36 (Pre-refunded 5/15/23), 144A (IF) (5)	5/23 at 100.00	N/R (7)	696,089
1,965	17.985%, 5/15/36, 144A (IF) (5)	5/23 at 100.00	AA	2,556,661
2,625	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XL0001, 18.020%, 5/15/38, 144A (IF) (5)	5/23 at 100.00	AA	3,408,956
4,895	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2021A-1, 3.000%, 8/01/51 – AGM Insured (UB) (5)	8/31 at 100.00	AA	5,105,730
3,525	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.500%, 9/01/31	9/22 at 102.00	N/R	3,722,576
14,835	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refinancing Project, Series 2017, 4.000%, 8/01/49 – AGM Insured (UB) (5)	8/27 at 100.00	AA	16,233,199
3,885	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	3,901,550
	Westminster School District, Orange County, California, General Obligation Bonds, Election 2008 Refunding Series 2013:
645	0.000%, 8/01/48 – BAM Insured (6)	8/39 at 100.00	AA	530,338
7,700	5.550%, 8/01/48 – BAM Insured (UB) (5)	8/39 at 100.00	AA	6,331,171
21,380	Westminster School District, Orange County, California, General Obligation Bonds, Election 2008 Series 2013A, 0.000%, 8/01/52 – BAM Insured (UB) (5)	8/39 at 100.00	AA	17,440,307

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 25,920	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (UB) (5)	No Opt. Call	AA-	$ 26,065,152
5,234,324	Total California			4,063,911,178
	Colorado – 8.5%
	Adonea Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Refunding Limited Tax Convertible to Unlimited Tax Series 2018A:
3,200	5.125%, 12/01/37	12/23 at 103.00	N/R	3,270,272
4,940	5.125%, 12/01/45	12/23 at 103.00	N/R	5,032,230
9,825	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2019, 5.000%, 12/01/51	12/24 at 102.00	N/R	10,593,217
1,424	Alpine Mountain Ranch Metropolitan District, Routt County, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Refunding Series 2021, 4.000%, 12/01/40	9/26 at 103.00	N/R	1,394,053
2,675	Alpine Mountain Ranch Metropolitan District, Routt County, Colorado, Special Assessment Revenue Bonds, Special Improvement District 2, Series 2021, 4.000%, 12/01/40	9/26 at 103.00	N/R	2,618,745
	Amber Creek Metropolitan District (In the City of Thornton), Adams County, Colorado, Limited Tax (Convertible to Unlimited Tax), General Obligation Refunding and Improvement Bonds, Series 2017A:
500	5.000%, 12/01/37	12/22 at 103.00	N/R	525,255
1,507	5.125%, 12/01/47	12/22 at 103.00	N/R	1,579,426
464	Amber Creek Metropolitan District (In the City of Thornton), Adams County, Colorado, Limited Tax (Convertible to Unlimited Tax), General Obligation Refunding and Improvement Bonds, Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	481,497
1,285	Antelope Heights Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Junior Lien Series 2021B, 5.500%, 12/15/37	9/26 at 103.00	N/R	1,255,728
	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A:
2,240	5.000%, 12/01/38	12/23 at 103.00	N/R	2,406,902
5,480	5.125%, 12/01/48	12/23 at 103.00	N/R	5,867,326
2,045	Arvada West Town Center Business Improvement District, Colorado, General Obligation Bonds, Refunding Series 2015, 5.450%, 12/01/39	12/25 at 100.00	N/R	2,226,289
3,000	Aspen Reserve Metropolitan District, Thornton, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2017A, 5.875%, 12/01/47	12/22 at 103.00	N/R	3,166,470
527	Aspen Reserve Metropolitan District, Thornton, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	545,761
1,065	Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50	9/25 at 103.00	N/R	1,154,428
2,290	Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 7.750%, 12/15/50	9/25 at 103.00	N/R	2,372,577
	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A:
2,250	5.000%, 12/01/39	9/24 at 103.00	N/R	2,409,075
5,920	5.000%, 12/01/48	9/24 at 103.00	N/R	6,292,309

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 4,279	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48	9/24 at 103.00	N/R	$4,464,837
3,260	Banning Lewis Ranch Metropolitan District 4, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/48	12/23 at 103.00	N/R	3,520,311
2,195	Banning Lewis Ranch Metropolitan District 5, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/48	12/23 at 103.00	N/R	2,370,205
2,500	Banning Lewis Ranch Regional Metropolitan District, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.375%, 12/01/48	12/23 at 103.00	N/R	2,680,175
	Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding Series 2016A:
2,624	5.500%, 12/01/36	12/21 at 103.00	N/R	2,713,400
3,485	5.750%, 12/01/46	12/21 at 103.00	N/R	3,603,281
1,000	Baseline Metropolitan District 1, In the City and County of Broomfield, Colorado, Special Revenue Bonds, Series 2021A, 5.000%, 12/01/51	12/24 at 103.00	N/R	1,066,010
1,500	Belford North Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50	12/25 at 103.00	N/R	1,635,840
3,210	Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-3, 0.000%, 12/01/49, 144A	6/25 at 99.64	N/R	2,673,031
2,880	Belleview Place Metropolitan District, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A-3, 5.000%, 12/01/50	12/25 at 103.00	N/R	3,126,931
297	Belleview Place Metropolitan District, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020B-3, 8.000%, 12/15/50	12/25 at 103.00	N/R	246,240
2,375	Belleview Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Refunding & Improvement Series 2017, 5.125%, 12/01/46	12/21 at 103.00	N/R	2,452,449
865	Belleview Village Metropolitan District, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020, 4.950%, 12/01/50	12/25 at 103.00	N/R	932,755
6,160	Bennett Crossing Metropolitan District, Bennett, Adams County, Colorado, General Obligation Limited Tax Bonds, Series 2020A-3, 6.125%, 12/01/49	6/25 at 103.00	N/R	6,711,012
	Bennett Ranch Metropolitan District 1, Adams County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A:
1,625	5.000%, 12/01/41	3/26 at 103.00	N/R	1,763,580
1,635	5.000%, 12/01/51	3/26 at 103.00	N/R	1,763,135
1,690	Bent Grass Metropolitan District, El Paso County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020, 5.250%, 12/01/49, 144A	6/25 at 103.00	N/R	1,839,582
2,312	Berkley Shores Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A-3, 5.250%, 12/01/50	12/25 at 103.00	N/R	2,515,364
2,915	Big Dry Creek Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Improvement Series 2017A, 5.750%, 12/01/47	12/22 at 103.00	N/R	3,078,852
644	Big Dry Creek Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	671,634
334	Bijou Creek Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%, 12/15/49	12/24 at 103.00	N/R	347,894

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,820	Bijou Creek Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	$1,955,135
500	Blue Lake Metropolitan District 2, Lochbuie, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.750%, 12/01/46	12/21 at 103.00	N/R	516,690
2,250	Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/48	12/23 at 103.00	N/R	2,311,133
829	Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.500%, 12/15/48	12/23 at 103.00	N/R	846,931
17,000	Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-3, 4.750%, 12/01/51	9/26 at 103.00	N/R	16,730,550
1,965	Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Capital Appreciation Series 2015, 6.000%, 12/01/44, 144A	12/24 at 100.00	N/R	2,054,859
1,405	Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B-3, 8.500%, 12/15/49	12/24 at 103.00	N/R	1,452,573
675	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2017B, 7.000%, 12/15/47	12/22 at 103.00	N/R	700,772
1,835	Brighton Crossing Metropolitan District 6, Brighton, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/50	12/25 at 103.00	N/R	2,011,564
1,540	Bristol Metropolitan District, Aurora, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.750%, 12/01/48	12/23 at 103.00	N/R	1,656,316
257	Bristol Metropolitan District, Aurora, Colorado, Limited Tax General Obligation Bonds, Subordinate Limited Tax Series 2019B, 8.000%, 12/15/48	12/23 at 103.00	N/R	268,221
1,600	Broadway Park North Metropolitan District 2, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020, 5.000%, 12/01/49, 144A	12/25 at 103.00	N/R	1,751,968
3,500	Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.125%, 12/01/48	6/24 at 103.00	N/R	3,794,035
7,075	Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Subordinate (Convertible to Senior) Capital Appreciation (Convertible to Current Interest),, 0.000%, 12/01/48	6/24 at 85.96	N/R	5,233,519
	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A:
1,835	5.000%, 12/01/39	6/24 at 103.00	N/R	2,009,765
4,250	5.000%, 12/01/49	6/24 at 103.00	N/R	4,636,197
18,415	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Subordinate Convertible to Senior Capital Appreciation Series 2019B, 0.000%, 12/01/49	6/24 at 79.97	N/R	12,717,767
1,241	Bromley Park Metropolitan District No 2, In the City of Brighton, Adams and Weld Counties, Colorado, Senior General Obligation Limited Tax Refunding Bonds, Series 2018B, 6.375%, 12/15/47	12/23 at 103.00	N/R	1,320,362
1,000	Broomfield Village Metropolitan District 2, In the City and County of Broomfield, Colorado, General Obligation Limited Tax and Revenue Bonds, Refunding Series 2021A-1, 5.000%, 12/01/49, 144A	12/26 at 103.00	N/R	1,094,770

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Buffalo Highlands Metropolitan District, Commerce City, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax, Refunding & Improvement Series 2018A:
$ 1,185	5.250%, 12/01/38	12/23 at 103.00	N/R	$1,267,464
2,250	5.375%, 12/01/48	12/23 at 103.00	N/R	2,400,705
1,226	Buffalo Highlands Metropolitan District, Commerce City, Colorado, Limited Tax General Obligation Bonds, Refunding Subordinate Series 2018B, 7.625%, 12/15/46	12/23 at 103.00	N/R	1,249,846
3,234	Buffalo Ridge Metropolitan District (In the City of Commerce City), Adams County, Colorado, General Obligation Refunding and Improvement Bonds, Series 2018B, 7.375%, 12/15/47	12/23 at 103.00	N/R	3,416,850
5,616	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Junior Subordinate Series 2016, 7.000%, 12/15/57	11/21 at 100.00	N/R	4,269,059
	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A:
3,140	6.000%, 12/01/37	12/22 at 103.00	N/R	3,294,268
8,270	6.125%, 12/01/47	12/22 at 103.00	N/R	8,675,313
8,425	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	8,692,915
6,602	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Junior Subordinate Series 2016, 7.000%, 12/15/57	11/21 at 100.00	N/R	4,996,790
3,425	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.125%, 12/01/47	12/22 at 103.00	N/R	3,592,859
2,997	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	3,092,874
4,960	Carriage Hills Metropolitan District, Frederick, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.500%, 12/01/47	12/23 at 103.00	N/R	5,308,936
3,865	Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado, Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39	11/21 at 100.00	N/R	3,869,406
4,495	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Improvement Series 2018, 5.250%, 12/01/48	12/23 at 103.00	N/R	4,805,245
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
3,000	5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	3,172,290
4,750	5.000%, 12/01/37, 144A	12/22 at 103.00	N/R	5,000,420
21,270	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	22,323,716
3,000	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51	12/25 at 103.00	N/R	3,276,300
4,394	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/01/37	12/25 at 100.00	N/R	4,724,297
1,911	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B, 8.000%, 6/15/37	12/21 at 103.00	N/R	1,961,852

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,375	Cherry Hills City Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2020A-3, 5.000%, 12/01/47	12/25 at 103.00	N/R	$1,479,211
1,337	Cherrylane Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/47	12/23 at 103.00	N/R	1,427,314
1,000	Cielo Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2021(3), 5.250%, 12/01/50	6/26 at 103.00	N/R	1,044,810
1,450	Citadel on Colfax Business Improvement District, Aurora, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2020A, 5.350%, 12/01/50	12/25 at 103.00	N/R	1,569,495
1,035	City Center West Residential Metropolitan District 2, Greeley, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax, Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	1,112,770
765	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	795,975
2,820	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Refunding & Improvement Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	2,957,475
1,000	Clear Creek Transit Metropolitan District 2, Adams County, Colorado, Revenue Supported Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/50	12/26 at 103.00	N/R	1,087,300
	Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A:
5,115	6.250%, 12/01/37	12/22 at 103.00	N/R	5,360,878
8,170	6.500%, 12/01/47	12/22 at 103.00	N/R	8,558,810
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017:
4,350	5.375%, 10/01/37	10/27 at 100.00	N/R	4,589,946
8,925	5.500%, 10/01/47	10/27 at 100.00	N/R	9,398,650
6,625	5.625%, 10/01/52	10/27 at 100.00	N/R	7,044,760
1,350	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.250%, 7/01/46, 144A	7/25 at 100.00	BB	1,457,177
1,750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	11/21 at 100.00	BB+	1,755,443
5,660	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Eagle Ridge Academy Project, Refunding & Improvement Series 2016, 5.000%, 11/01/36, 144A	11/21 at 100.00	BB+	5,669,622
920	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014B, 5.625%, 1/15/44	1/24 at 100.00	BBB-	972,247
4,855	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Loveland Classical Schools Project, Series 2016, 5.000%, 7/01/46, 144A	7/26 at 100.00	BB	5,260,829
4,320	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain Phoenix Community School, Series 2012, 7.000%, 10/01/42	10/22 at 100.00	N/R	4,441,349
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, New Summit Charter Academy Project, Series 2021A:
350	4.000%, 7/01/41, 144A	7/31 at 100.00	N/R	375,991
350	4.000%, 7/01/51, 144A	7/31 at 100.00	N/R	370,552
1,225	4.000%, 7/01/61, 144A	7/31 at 100.00	N/R	1,286,495

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Science Technology Engineering and Math School Project, Refunding Series 2014:
$ 890	5.000%, 11/01/44	11/24 at 100.00	Baa3	$942,786
765	5.125%, 11/01/49	11/24 at 100.00	Baa3	811,390
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014:
2,025	5.125%, 7/01/34, 144A	7/24 at 100.00	BB	2,167,155
3,150	5.375%, 7/01/44, 144A	7/24 at 100.00	BB	3,357,301
2,700	5.500%, 7/01/49, 144A	7/24 at 100.00	BB	2,882,844
765	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35	11/21 at 100.00	BB	768,351
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015:
500	5.000%, 12/15/35	12/25 at 100.00	BBB-	545,565
2,500	5.000%, 12/15/45	12/25 at 100.00	BBB-	2,688,475
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy Project, Refunding & Development Series 2016:
2,000	5.000%, 9/01/36	10/21 at 100.00	Baa3	2,000,980
3,780	5.000%, 9/01/46	10/21 at 100.00	Baa3	3,781,512
1,475	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Global Village Academy - Northglenn Project, Series 2020, 5.000%, 12/01/50, 144A	12/30 at 100.00	N/R	1,592,971
60,285	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2021A, 3.000%, 11/15/51 (UB) (5)	11/31 at 100.00	AA	63,610,321
47,590	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018A, 4.000%, 11/15/48 (UB) (5)	5/28 at 100.00	AA	53,929,464
12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%, 8/01/43	2/24 at 100.00	N/R	12,747,120
4,085	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A	2/26 at 100.00	N/R	4,186,063
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1025:
1,790	19.044%, 1/01/45 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	BBB+ (7)	2,231,038
3,940	19.052%, 1/01/45 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	BBB+ (7)	4,911,210
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF2195 Formerly Tender Option Bond Trust 3364, 19.152%, 10/01/37 (Pre-refunded 11/13/23), 144A (IF) (5)	11/23 at 100.00	BBB+ (7)	4,276,230
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children's Hospital Colorado Project, Series 2016A, 5.000%, 12/01/41 (UB) (5)	6/26 at 100.00	A+	5,887,100
2,050	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49	8/29 at 100.00	BBB+	2,300,818
725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (7)	789,569

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF2196 Formerly Tender Option Bond Trust 3367, 24.511%, 1/01/35, 144A (IF) (5)	1/24 at 100.00	AA-	$3,111,900
4,785	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 3366 As of 6/4/2015 Converted to Trust 2015-XF2048, 22.034%, 1/01/44, 144A (IF) (5)	1/24 at 100.00	AA-	7,088,116
1,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A, 6.125%, 12/01/45, 144A	12/25 at 100.00	N/R	1,396,018
4,250	Colorado High Performance Transportation Enterprise, US 36 and I-25 Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%, 1/01/44 (AMT)	1/23 at 100.00	BBB-	4,518,090
31,920	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46	12/23 at 103.00	N/R	34,407,526
750	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Junior Lien Series 2018C, 12.500%, 12/15/38	12/23 at 103.00	N/R	782,160
6,285	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016, 5.000%, 12/01/46	12/21 at 103.00	N/R	6,489,514
1,500	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Series 2018B, 7.500%, 12/15/38	12/23 at 103.00	N/R	1,576,245
15,070	Colorado International Center Metropolitan District 4, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Convertible Capital Appreciation Series, 0.000%, 12/01/48	6/24 at 99.88	N/R	13,422,548
1,996	Colorado International Center Metropolitan District 4, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2019B-2, 8.750%, 12/15/48	6/24 at 103.00	N/R	2,102,646
30,925	Colorado International Center Metropolitan District 4, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Refunding and Improvement Convertible Capital Appreciation Bonds, Series, 0.000%, 12/01/47	6/24 at 94.26	N/R	26,245,120
13,000	Colorado International Center Metropolitan District 8, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020, 6.500%, 12/01/50	9/25 at 103.00	N/R	13,830,180
3,130	Colorado Science and Technology Park Metropolitan District No1, Special Revenue Improvement Bonds, Refunding Series 2018, 5.250%, 12/01/48	12/23 at 103.00	N/R	3,351,823
3,825	Colorado Springs Urban Renewal Authority, Colorado, Senior Special Revenue Bonds, Canyon Creek Project, Series 2018A, 5.750%, 12/01/47	12/23 at 103.00	N/R	4,038,167
1,086	Colorado Springs Urban Renewal Authority, Colorado, Senior Special Revenue Bonds, Canyon Creek Project, Series 2018B, 8.125%, 12/15/47	12/23 at 103.00	N/R	1,108,524
3,240	Colorado Tech Center Metropolitan District, Louisville, Colorado, General Obligation Bonds, Series 2018, 0.000%, 12/01/47 (6)	No Opt. Call	N/R	3,506,166
1,495	Commons at East Creek Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2020A-3, 5.000%, 12/01/50	12/25 at 103.00	N/R	1,621,656
5,915	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	6,347,150
5,045	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Taxable Series 2012B, 9.500%, 12/01/27 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	5,570,639

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 4,420	Confluence Metropolitan District, Eagle County, Colorado, Limited Tax Supported Revenue Bonds, Subordinate Series 2021B, 5.500%, 12/15/50	6/26 at 103.00	N/R	$4,538,942
1,765	Constitution Heights Metropolitan District, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2020, 5.000%, 12/01/49	6/25 at 103.00	N/R	1,925,086
	Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales Tax Supported Revenue Bonds, Series 2019:
1,235	4.000%, 12/01/29	12/24 at 103.00	N/R	1,285,956
2,950	5.000%, 12/01/39	12/24 at 103.00	N/R	3,163,167
1,750	5.000%, 12/01/43	12/24 at 103.00	N/R	1,874,810
	Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017A:
840	5.000%, 12/01/37 (Pre-refunded 12/01/22)	12/22 at 103.00	N/R (7)	909,266
1,280	5.125%, 12/01/47 (Pre-refunded 12/01/22)	12/22 at 103.00	N/R (7)	1,387,405
506	Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.625%, 12/15/47 (Pre-refunded 12/15/22)	12/22 at 103.00	N/R (7)	563,664
1,358	Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2021B, 5.500%, 12/15/36	9/26 at 103.00	N/R	1,326,522
	Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A:
1,685	5.000%, 12/01/39	3/25 at 103.00	N/R	1,836,195
3,030	5.000%, 12/01/49	3/25 at 103.00	N/R	3,275,945
3,945	Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 7.875%, 12/15/49	3/25 at 103.00	N/R	4,129,310
2,000	Copperleaf Metropolitan District 6, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/48	12/23 at 103.00	N/R	2,133,800
	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A:
1,910	5.125%, 12/01/37	12/22 at 103.00	N/R	2,008,995
4,600	5.250%, 12/01/47	12/22 at 103.00	N/R	4,829,908
3,937	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017B, 5.250%, 12/01/47	12/22 at 103.00	N/R	4,132,433
5,185	Cornerstone Metropolitan District 2, Montrose and Ouray Counties, Colorado, Limited Tax General Obligation Refunding Bonds, Series 2010A, 2.400%, 12/01/40 (4)	12/21 at 100.00	N/R	2,436,950
670	Cottonwood Highlands Metropolitan District 1, Parker, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	717,228
	Crowfoot Valley Ranch Metropolitan District No 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2018A:
4,060	5.625%, 12/01/38	12/23 at 103.00	N/R	4,393,732
9,665	5.750%, 12/01/48	12/23 at 103.00	N/R	10,425,829
1,630	Crowfoot Valley Ranch Metropolitan District No 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2018B, 8.000%, 12/15/48	12/23 at 103.00	N/R	1,701,166
2,375	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/25 at 100.00	N/R	2,570,462

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 2,506	Cuchares Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016A, 5.000%, 12/01/45	12/21 at 103.00	N/R	$2,587,595
670	Cuchares Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2016B, 7.750%, 12/15/45	12/21 at 103.00	N/R	690,763
4,704	Cumberland Green Metropolitan District, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2015, 5.250%, 12/01/45	12/25 at 100.00	N/R	5,058,070
7,555	Cundall Farms Metropolitan District, In the City of Thornton, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A, 5.000%, 12/01/47 (Pre-refunded 12/15/22)	12/22 at 103.00	N/R (7)	8,187,353
750	Cundall Farms Metropolitan District, In the City of Thornton, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax, Refunding Series 2017B, 7.375%, 12/15/47 (Pre-refunded 12/15/22)	12/22 at 103.00	N/R (7)	832,253
1,010	Dacono Urban Renewal Authority, Weld County, Colorado, Tax Increment Revenue Bonds, Series 2020, 6.250%, 12/01/39	12/25 at 103.00	N/R	1,077,761
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
3,470	4.000%, 12/01/43 (AMT) (UB) (5)	12/28 at 100.00	A	3,899,551
53,210	4.000%, 12/01/48 (AMT) (UB) (5)	12/28 at 100.00	A	59,406,304
15,500	5.000%, 12/01/48 (AMT) (UB) (5)	12/28 at 100.00	A	18,700,750
2,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien, Tender Option Bond Trust 2015-XF1036, 17.489%, 11/15/43, 144A (IF) (5)	11/23 at 100.00	A	3,421,850
2,500	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)	10/23 at 100.00	B	2,646,625
2,465	Denver Connection West Metropolitan District, City and County of Denver, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017A, 5.375%, 8/01/47	12/22 at 103.00	N/R	2,593,155
1,262	Denver Connection West Metropolitan District, City and County of Denver, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 8.000%, 8/01/47	12/22 at 103.00	N/R	1,306,650
	Denver Gateway Center Metropolitan District, In the City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A:
2,718	5.500%, 12/01/38	12/23 at 103.00	N/R	2,925,112
8,550	5.625%, 12/01/48	12/23 at 103.00	N/R	9,176,971
1,855	Denver Gateway Center Metropolitan District, In the City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2018B, 7.875%, 12/15/48	12/23 at 103.00	N/R	1,952,666
1,800	Denver International Business Center Metropolitan District 1, Denver, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2019B, 6.000%, 12/01/48	6/24 at 103.00	N/R	1,941,084
2,110	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2013, 5.375%, 12/01/42	6/23 at 100.00	N/R	2,180,326
870	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligation Bonds, Subordinate Convertible to Senior Limited Tax Convertible to Unlimited Tax, Series 2016, 6.000%, 12/15/46	6/23 at 100.00	N/R	891,124
13,560	Denver, Colorado, Certificates of Participation, Convention Center Expansion Project, Series 2018A, 4.000%, 6/01/48 (UB) (5)	6/26 at 100.00	Aa2	14,918,576

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 2,000	DIATC Metropolitan District, Commerce City, Adams County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2019, 5.000%, 12/01/49, 144A	9/24 at 103.00	N/R	$2,149,780
3,465	Dinosaur Ridge Metropolitan District, Golden, Jefferson County, Colorado, Special Revenue Refunding and Improvement Bonds, Series 2019A, 5.000%, 6/01/49	6/24 at 103.00	N/R	3,700,689
1,678	Dublin North Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation and Improvement Bonds, Refunding Series 2018A, 5.125%, 12/01/47	12/23 at 103.00	N/R	1,785,459
704	Dublin North Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation and Improvement Bonds, Subordinate Series 2018B, 7.250%, 12/15/47	12/23 at 103.00	N/R	729,907
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A:
13,000	0.000%, 9/01/40	No Opt. Call	A	8,272,420
1,500	0.000%, 9/01/41	No Opt. Call	A	921,780
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
70	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	60,341
500	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	A	419,115
500	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	397,385
45,720	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	A	23,091,343
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B:
22,685	0.000%, 9/01/35 – NPFG Insured	9/26 at 63.78	A	13,400,256
24,145	0.000%, 9/01/37 – NPFG Insured	9/26 at 57.65	A	12,854,557
20,555	0.000%, 9/01/39 – NPFG Insured	9/26 at 52.09	A	9,859,206
20	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/28 – NPFG Insured	No Opt. Call	A	18,220
4,010	East Creek Metropolitan District 1, Aurora, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2019A, 5.250%, 12/01/48	6/24 at 103.00	N/R	4,306,820
584	East Creek Metropolitan District 1, Aurora, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019B, 8.000%, 12/15/48	6/24 at 103.00	N/R	604,469
550	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015, 5.500%, 12/01/38 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	583,110
	Elbert and Highway 86 Commercial Metropolitan District, Elbert County, Colorado, Special Revenue and Tax Supported Bonds, Refunding & Improvement Senior Series 2021A:
1,700	5.000%, 12/01/41, 144A	6/26 at 103.00	N/R	1,846,642
1,000	5.000%, 12/01/51, 144A	6/26 at 103.00	N/R	1,078,150
2,305	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/45	12/21 at 103.00	N/R	2,381,226
632	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.750%, 12/15/45	12/21 at 103.00	N/R	651,693
3,100	Erie Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, Series 2021, 4.000%, 12/01/38	9/26 at 103.00	N/R	3,099,845

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 2,405	Fallbrook Villas Metropolitan District, Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.250%, 12/01/49	12/23 at 103.00	N/R	$2,565,991
398	Fallbrook Villas Metropolitan District, Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/49, 144A	12/23 at 103.00	N/R	417,550
520	First Creek Village Metropolitan District, Denver, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 6.750%, 8/01/49	9/24 at 103.00	N/R	561,896
1,045	Fitzsimons Village Metropolitan District 1, Arapahoe County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding Series 2020A, 5.000%, 12/01/49	3/25 at 103.00	N/R	1,111,577
611	Fitzsimons Village Metropolitan District 1, Arapahoe County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding Subordinate Series 2020B, 7.000%, 12/15/49	3/25 at 103.00	N/R	615,595
2,024	Flatiron Meadows Metropolitan District, Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.125%, 12/01/46	12/21 at 103.00	N/R	2,089,982
797	Flatiron Meadows Metropolitan District, Boulder County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019B-1, 5.125%, 12/15/49	12/24 at 103.00	N/R	859,190
2,000	Flying Horse Metropolitan District 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2019, 6.000%, 12/01/49, 144A	9/24 at 103.00	N/R	2,122,000
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
11,995	5.750%, 12/01/30	12/24 at 100.00	N/R	12,629,416
36,930	6.000%, 12/01/38	12/24 at 100.00	N/R	38,123,947
683	Forest Trace Metropolitan District 3, Aurora City, Arapahoe County, Colorado, General Obligation Bonds, Subordinate Limited Tax, Series 2016B, 7.250%, 12/15/46 (Pre-refunded 12/15/21)	12/21 at 103.00	N/R (7)	712,970
	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A:
2,340	5.125%, 12/01/38, 144A	6/24 at 103.00	N/R	2,517,700
2,740	5.375%, 12/01/49, 144A	6/24 at 103.00	N/R	2,947,555
700	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Subordinate Series 2019B, 8.000%, 12/15/49	6/24 at 103.00	N/R	724,535
800	Frisco, Colorado, Marina Enterprise Revenue Bonds, Series 2019, 5.000%, 12/01/48	12/26 at 100.00	N/R	855,344
16,375	Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A	6/25 at 103.00	N/R	16,672,370
3,428	Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 6.500%, 6/03/50, 144A	6/25 at 103.00	N/R	3,442,295
	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Series 2017A:
2,890	5.125%, 12/01/37	12/22 at 103.00	N/R	3,040,078
2,525	5.250%, 12/01/47	12/22 at 103.00	N/R	2,652,714
1,704	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	1,776,659

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,320	Glen Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2017, 5.000%, 12/01/47	12/22 at 103.00	N/R	$1,386,673
5,490	Granby Ranch Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018, 5.500%, 12/01/52, 144A	12/23 at 103.00	N/R	5,871,939
2,500	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Refunding Series 2020, 4.750%, 12/01/50	12/25 at 102.00	N/R	2,709,800
780	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Limited Tax Series 2016B, 7.250%, 12/15/46	12/21 at 100.00	N/R	800,163
5,930	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Series 2016A, 5.000%, 12/01/46	12/21 at 100.00	N/R	6,123,792
4,995	Green Gables Metropolitan District 2, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.750%, 12/01/48	12/23 at 103.00	N/R	5,367,627
2,237	Green Gables Metropolitan District No 1, Jefferson County, Colorado, General Obligation Bonds, Series 2016A, 5.300%, 12/01/46 (Pre-refunded 12/01/21)	12/21 at 103.00	N/R (7)	2,320,999
735	Green Gables Metropolitan District No 1, Jefferson County, Colorado, General Obligation Bonds, Series 2016B, 7.750%, 12/15/46 (Pre-refunded 12/15/21)	12/21 at 103.00	N/R (7)	767,414
5,255	Green Valley Ranch East Metropolitan District 6, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.875%, 12/01/50	9/25 at 103.00	N/R	5,795,529
1,580	Greenways Metropolitan District 1, Colorado Springs, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-3, 4.625%, 12/01/51	9/26 at 103.00	N/R	1,560,787
2,565	Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2017, 5.000%, 9/01/47 (Pre-refunded 12/01/22)	12/22 at 103.00	N/R (7)	2,779,690
750	Harvest Junction Metropolitan District, Longmont, Colorado, General Obligation Bonds, Refunding and Improvement Series 2012, 5.375%, 12/01/37	12/22 at 100.00	N/R	775,485
	Haskins Station Metropolitan District, Arvada, Colorado, General Obligation Bonds, Limited Tax Special Revenue Convertible to Unlimited Tax Series 2019A:
690	5.000%, 12/01/39	12/24 at 103.00	N/R	746,718
1,125	5.000%, 12/01/49	12/24 at 103.00	N/R	1,207,688
1,327	Haskins Station Metropolitan District, Arvada, Colorado, General Obligation Bonds, Limited Tax Special Revenue Subordinate Series 2019B, 8.750%, 12/15/49	12/24 at 103.00	N/R	1,371,999
4,575	Hawthorn Metropolitan District No 2, Jefferson County, Colorado, General Obligation, Refunding Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	4,801,051
820	Hawthorn Metropolitan District No 2, Jefferson County, Colorado, General Obligation, Refunding Series 2017B, 7.250%, 12/15/47	12/22 at 103.00	N/R	849,487
16,080	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%, 12/01/44	12/24 at 100.00	N/R	17,246,122
4,684	Hess Ranch Metropolitan District 6, Parker, Colorado, General Obligation Bonds, Limited Tax Subordinate Series 2020B, 8.000%, 12/15/49	3/25 at 103.00	N/R	4,899,464
20,140	Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-2, 0.000%, 12/01/49 (6)	3/25 at 93.28	N/R	16,110,187
13,500	Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49	3/25 at 103.00	N/R	14,671,395
1,145	Hidden Creek Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2021A-3, 4.625%, 12/01/45, 144A	9/26 at 103.00	N/R	1,119,718

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 575	Highlands Metropolitan District 1, Broomfield City and County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2021, 5.000%, 12/01/51	3/26 at 103.00	N/R	$613,807
3,420	Highlands Metropolitan District No 2, City and County of Broomfield, Colorado, Limited Tax (Convertible to Unlimited Tax) General Obligation Bonds, Series 2016A, 5.125%, 12/01/46	12/21 at 103.00	N/R	3,532,279
1,395	Highlands-Mead Metropolitan District, Mead, Weld County Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.125%, 12/01/50	9/25 at 103.00	N/R	1,513,687
1,580	Highline Crossing Metropolitan District, In the City of Aurora, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2017A, 5.500%, 12/01/47	12/22 at 103.00	N/R	1,665,857
336	Highline Crossing Metropolitan District, In the City of Aurora, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	350,734
4,785	Highpointe Vista Metropolitan District 2, Windsor, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	4,941,709
2,345	Home Place Metropolitan District, Thornton, Adams County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2020A, 5.750%, 12/01/50	6/25 at 103.00	N/R	2,575,420
2,205	Horizon Metropolitan District 2, Arapahoe County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2021A-3, 4.500%, 12/01/51, 144A	9/26 at 103.00	N/R	2,226,543
1,095	Hudson Hills Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.125%, 12/01/48	12/23 at 103.00	N/R	1,166,624
208	Hudson Hills Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48	12/23 at 103.00	N/R	218,348
1,123	Iliff Commons Metropolitan District 2, Aurora, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2020B, 6.500%, 12/15/49	3/25 at 103.00	N/R	1,203,036
773	Iliff Commons Metropolitan District 3, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2016A, 6.000%, 12/01/46	12/21 at 103.00	N/R	797,775
8,950	Independence Metropolitan District 3, Elbert County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49	6/24 at 103.00	N/R	9,631,900
6,500	Independence Water & Sanitation District, Elbert County, Colorado, Special Revenue Bonds, Series 2019, 7.250%, 12/01/38	6/24 at 103.00	N/R	7,010,770
2,487	Inspiration Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Fourth Tier Series 2017D, 7.500%, 12/15/51	11/21 at 100.00	N/R	2,486,030
2,235	Interpark Metropolitan District, In the City and County of Broomfield, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation and Revenue Bonds, Series 2018, 5.500%, 12/01/48, 144A	12/23 at 103.00	N/R	2,391,428
1,610	Interquest South Business Improvement District, Colorado Springs, El Paso County, Colorado, Public Improvement Fee Revenue Bonds, Series 2017, 5.000%, 12/01/47	12/22 at 103.00	N/R	1,686,459
	Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A:
500	5.000%, 12/01/39	12/24 at 103.00	N/R	536,910
1,300	5.000%, 12/01/49	12/24 at 103.00	N/R	1,386,398
1,555	Iron Works Village Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.875%, 12/01/48	12/23 at 103.00	N/R	1,677,052

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 534	Iron Works Village Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2018B, 8.000%, 12/15/48	12/23 at 103.00	N/R	$562,206
1,225	Jay Grove Metropolitan District, Erie, Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2021, 4.250%, 12/01/51, 144A	9/26 at 103.00	N/R	1,196,470
16,120	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%, 12/15/50	12/23 at 103.00	N/R	17,283,864
	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
5,182	5.125%, 12/01/31	12/21 at 103.00	N/R	5,354,405
4,510	5.250%, 12/01/36	12/21 at 103.00	N/R	4,659,055
19,140	5.375%, 12/01/46	12/21 at 103.00	N/R	19,768,749
7,025	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Taxable Series 2016B, 9.000%, 12/01/46	12/21 at 103.00	N/R	7,072,489
1,000	Johnstown Village Metropolitan District 2, Weld County, own of Johnstown, Colorado, General Obligation Limited Tax Bonds, Series 2020A, 5.000%, 12/01/50	9/25 at 103.00	N/R	1,082,240
2,500	Jones District Community Authority Board, Centennial, Colorado, Special Revenue Convertible Capital Appreciation Bonds, Series 2020A, 0.000%, 12/01/50	12/25 at 103.00	N/R	2,209,975
1,900	Kinston Metropolitan District 5, Loveland, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.125%, 12/01/50	12/25 at 103.00	N/R	2,104,649
3,850	Kinston Metropolitan District 5, Loveland, Larimer County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 7.500%, 12/15/52	12/25 at 103.00	N/R	4,071,144
3,110	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	11/21 at 100.00	N/R	3,111,088
	Lake of the Rockies Metropolitan District, In the Town of Monument, El Paso County, Colorado, Subordinate General Obligation Limited Tax Bonds, Series 2018B:
2,715	5.000%, 8/01/48	12/23 at 103.00	N/R	2,885,556
439	7.500%, 8/01/48	12/23 at 103.00	N/R	459,826
	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A:
700	5.125%, 12/01/37	12/23 at 103.00	N/R	748,503
6,500	5.250%, 12/01/47	12/23 at 103.00	N/R	6,927,895
2,295	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/47	12/23 at 103.00	N/R	2,406,835
6,210	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.750%, 12/15/46	12/23 at 100.00	N/R	5,381,400
	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A:
875	5.000%, 12/01/39	9/24 at 103.00	N/R	946,383
5,170	5.000%, 12/01/49	9/24 at 103.00	N/R	5,553,976
1,368	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019B, 7.750%, 12/15/49	9/24 at 103.00	N/R	1,436,468
2,330	Lanterns Metropolitan District 2, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2021A-3, 4.500%, 12/01/50	9/26 at 103.00	N/R	2,274,849

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 7,135	Larkridge Metropolitan District No 2, In the City of Thornton, Adams County, Colorado, General Obligation, Limited Tax Convertible to Unlimited Tax, Improvement Bonds, Refunding Series 2019, 5.250%, 12/01/48	12/23 at 103.00	N/R	$7,620,109
6,000	Legato Community Authority, Commerce City, Colorado, Limited Tax Supported Revenue Bonds, District 1, 2, 3 & 7, Convertible Capital Appreciation Series 2021A-2, 0.000%, 12/01/51	6/26 at 100.67	N/R	4,999,500
	Legato Community Authority, Commerce City, Colorado, Limited Tax Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021A-1:
1,355	5.000%, 12/01/41	6/26 at 103.00	N/R	1,472,194
1,030	5.000%, 12/01/46	6/26 at 103.00	N/R	1,113,368
1,025	5.000%, 12/01/51	6/26 at 103.00	N/R	1,105,104
2,269	Legato Community Authority, Commerce City, Colorado, Limited Tax Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021B, 8.250%, 12/15/51	6/26 at 103.00	N/R	2,257,837
3,207	Leyden Ranch Metropolitan District, Jefferson County, Colorado, General Obligation Limited Tax, Convertible to Unlimited Tax Bonds, Series 2017A, 5.125%, 12/01/47	12/22 at 103.00	N/R	3,366,837
695	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016B, 7.250%, 12/15/45	12/21 at 103.00	N/R	725,420
5,090	Liberty Ranch Metropolitan District, Colorado, General Obligation Bonds, Refunding and Improvement Series 2017A, 5.000%, 12/01/46	12/21 at 103.00	N/R	5,256,494
2,204	Liberty Ranch Metropolitan District, Colorado, General Obligation Bonds, Subordinate Improvement Series 2017B, 8.125%, 12/15/46	12/21 at 103.00	N/R	2,272,170
2,148	Littleton Village Metropolitan District No 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	11/21 at 103.00	N/R	2,215,490
1,280	Littleton Village Metropolitan District No 2, In the City of Littleton, Colorado, Subordinate Limited Tax General Obligation and Special Revenue Refunding Bonds, Series 2018B, 7.625%, 12/15/28	12/23 at 103.00	N/R	1,354,675
1,180	Lochbuie Station Metropolitan District, Adams County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2020A, 5.750%, 12/01/50	9/25 at 103.00	N/R	1,293,280
1,295	Lost Creek Farms Metropolitan District (In the Town of Erie), Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 5.750%, 12/01/47	12/22 at 103.00	N/R	1,365,940
197	Lost Creek Farms Metropolitan District (In the Town of Erie), Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	204,013
2,787	Marvella Metropolitan District, Centennial, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.125%, 12/01/46 (Pre-refunded 12/01/21)	12/21 at 103.00	N/R (7)	2,891,122
674	Marvella Metropolitan District, Centennial, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2016B, 7.500%, 12/15/46 (Pre-refunded 12/15/21)	12/21 at 103.00	N/R (7)	703,467
	Mayberry Community Authority, Colorado Springs, El Paso County, Colorado, Special Revenue Bonds, Series 2021A:
2,090	5.000%, 12/01/41	6/26 at 103.00	N/R	2,204,010
5,585	5.000%, 4/15/51	6/26 at 103.00	N/R	5,807,897
1,190	Mayfield Metropolitan District, Thornton, Colorado, General Obligation Bonds, Limited Tax Series 2020A, 5.750%, 12/01/50	6/25 at 103.00	N/R	1,314,545
1,460	Mead Western Meadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2018, 5.000%, 12/01/47	12/28 at 100.00	N/R	1,635,098

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 2,921	Meadowbrook Heights Metropolitan District, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2021A(3), 4.875%, 12/01/51	9/26 at 103.00	N/R	$2,915,976
	Meadowlark Metropolitan District, Parker Town, Douglas County, Colorado, Limited Tax General Obligation Bond, Convertible to Unlimited Tax Series 2020A:
525	4.875%, 12/01/40	9/25 at 103.00	N/R	566,837
750	5.125%, 12/01/50	9/25 at 103.00	N/R	813,810
1,416	Midcities Metropolitan District No 2, In the City and County of Broomfield, Colorado, Subordinate Special Revenue Refunding Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	1,460,023
3,170	Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49	3/25 at 103.00	N/R	3,415,516
1,473	Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 7.375%, 12/15/49	3/25 at 103.00	N/R	1,516,498
	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016:
1,500	5.000%, 12/01/35	12/25 at 100.00	N/R	1,623,705
5,300	5.000%, 12/01/46	12/25 at 100.00	N/R	5,668,668
1,529	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.500%, 12/15/46	12/21 at 103.00	N/R	1,575,268
2,275	Mountain Shadows Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44	12/25 at 100.00	N/R	2,460,208
985	Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49	3/25 at 103.00	N/R	1,061,288
937	Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 7.625%, 12/15/49	3/25 at 103.00	N/R	969,654
2,620	Mountain's Edge Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016A, 5.000%, 12/01/46 (Pre-refunded 12/01/21), 144A	12/21 at 103.00	N/R (7)	2,717,150
561	Mountain's Edge Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2016B, 7.375%, 12/15/46 (Pre-refunded 12/15/21), 144A	12/21 at 103.00	N/R (7)	578,716
	Murphy Creek Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding & Improvement Series 2006:
5,770	6.000%, 12/01/26 (4)	11/21 at 100.00	N/R	5,770,000
10,910	6.125%, 12/01/35 (4)	11/21 at 100.00	N/R	10,910,000
1,760	North Holly Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.500%, 12/01/48	12/23 at 103.00	N/R	1,883,939
	North Park Metropolitan District 1, in the City of Broomfiled, Colorado, Special Revenue Bonds, Series 2018A-1:
4,410	5.375%, 12/01/34	12/23 at 103.00	N/R	4,811,089
2,845	5.750%, 12/01/48	12/23 at 103.00	N/R	3,098,177

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	North Park Metropolitan District 1, in the City of Broomfiled, Colorado, Special Revenue Bonds, Series 2018A-2:
$ 1,500	5.125%, 12/01/28	12/23 at 103.00	N/R	$1,643,865
5,460	5.500%, 12/01/34	12/23 at 103.00	N/R	5,970,565
8,500	5.850%, 12/01/48	12/23 at 103.00	N/R	9,273,415
2,000	North Pine Vistas Metropolitan District 2, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 6.750%, 12/01/46	12/21 at 103.00	N/R	1,713,940
7,039	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 6.375%, 12/01/46	12/21 at 103.00	N/R	7,265,515
698	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016B, 8.250%, 12/15/46	12/21 at 103.00	N/R	719,477
	North Range Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Bonds, Refunding Special Revenue & Improvement Series 2017A:
1,550	5.625%, 12/01/37	12/22 at 103.00	N/R	1,641,698
2,975	5.750%, 12/01/47	12/22 at 103.00	N/R	3,146,419
2,836	North Range Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Bonds, Special Revenue & Improvement Subordinate Lien Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	2,963,365
1,000	North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50	12/25 at 103.00	N/R	1,104,640
9,710	North Vista Highlands Metropolitan District 3, Pueblo County, Colorado, Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49	3/25 at 103.00	N/R	10,494,277
2,000	Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50	12/25 at 103.00	N/R	2,157,020
865	Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 7.500%, 12/15/50	12/25 at 103.00	N/R	885,526
3,500	Orchard Park Place North Metropolitan District, Westminster, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.250%, 12/01/48	6/24 at 103.00	N/R	3,759,070
611	Orchard Park Place North Metropolitan District, Westminster, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48	6/24 at 103.00	N/R	642,607
1,000	Overlook Metropolitan District, Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Refunding Subordinate Series 2021B-3, 5.500%, 12/15/51	9/26 at 103.00	N/R	976,850
915	Overlook Metropolitan District, Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	950,109
940	Overlook Metropolitan District, Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	982,074
	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019:
10,575	5.000%, 12/01/39	12/24 at 103.00	N/R	11,556,889
31,090	5.000%, 12/01/49	12/24 at 103.00	N/R	33,709,022
3,026	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.000%, 12/01/46	12/21 at 103.00	N/R	3,124,466
3,712	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019, 7.250%, 12/15/49	12/24 at 103.00	N/R	3,848,639

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Palisade Park North Metropolitan District 1, Broomfield City and County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax, Series 2016A:
$ 2,075	5.875%, 12/01/46	12/21 at 103.00	N/R	$2,155,842
530	8.000%, 12/15/46	12/21 at 103.00	N/R	546,547
1,745	Palisade Park North Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47	12/23 at 103.00	N/R	1,872,298
800	Palisade Park North Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2018B, 7.875%, 12/15/47	12/23 at 103.00	N/R	839,712
1,385	Palisade Park West Metropolitan District, Broomfield County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax, Series 2019A, 5.125%, 12/01/49	6/24 at 103.00	N/R	1,483,889
1,042	Palisade Park West Metropolitan District, Broomfield County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/49	6/24 at 103.00	N/R	1,091,568
	Parkdale Community Authority, Erie, Colorado, Limited Tax Supported Revenue Bonds, District 1, Series 2020A:
1,310	5.000%, 12/01/40	9/25 at 103.00	N/R	1,425,568
3,335	5.250%, 12/01/50	9/25 at 103.00	N/R	3,626,412
1,487	Parker Automotive Metropolitan District (In the Town of Parker, Colorado), General Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/45	12/26 at 100.00	N/R	1,617,707
3,786	Parker Automotive Metropolitan District, In the Town of Parker, Colorado, Subordinate Limited Tax General Obligation Refunding Bonds, Series 2018B, 8.000%, 12/15/32	12/23 at 103.00	N/R	3,982,607
4,180	Parker Homestead Metropolitan District, Parker, Douglas County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2016, 5.625%, 12/01/44 (Pre-refunded 12/01/21)	12/21 at 103.00	N/R (7)	4,339,091
1,825	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51, 144A	3/26 at 103.00	N/R	1,993,101
1,652	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2021B, 7.625%, 12/15/51, 144A	3/26 at 103.00	N/R	1,662,308
1,000	Penrith Park Metropolitan District, Adams County, Colorado, General Obligation Limited Tax Bonds, Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	1,074,830
1,200	Pinon Pines Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/50	9/25 at 103.00	N/R	1,302,264
1,450	Pomponio Terrace Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	1,552,443
3,110	Powers Metropolitan District In the City of Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018, 5.375%, 12/01/48	12/23 at 103.00	N/R	3,304,437
3,015	Powhaton Road Metropolitan District 2, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.625%, 12/01/48	12/23 at 103.00	N/R	3,236,753
1,410	Powhaton Road Metropolitan District 2, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48	12/23 at 103.00	N/R	1,482,784
725	Prairie Center Metropolitan District 7, Brighton, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020, 4.875%, 12/15/44	12/25 at 103.00	N/R	781,855

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Prairie Center Metropolitan District No 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A:
$ 12,990	5.000%, 12/15/41, 144A	12/26 at 100.00	N/R	$14,104,542
2,100	5.000%, 12/15/41, 144A	12/26 at 100.00	N/R	2,280,180
2,000	Prairie Corner Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2021, 4.875%, 12/01/51	12/26 at 103.00	N/R	1,996,720
2,845	Prairiestar Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax series 2016, 5.750%, 12/01/46	12/21 at 103.00	N/R	2,940,251
500	Pronghorn Valley Metropolitan District, Aurora, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2021B, 7.250%, 12/15/51	9/26 at 103.00	N/R	490,240
1,480	Ptarmigan West Metropolitan District 2, Windsor, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2021-3, 4.125%, 12/01/51	9/26 at 103.00	N/R	1,446,182
400	Pueblo Urban Renewal Authority, Colorado, Tax Increment Capital Appreciation Revenue Bonds, EVRAZ Project, Series 2021A and Tax Increment Revenue Capital Appreciation Bonds, Series 2021B, 0.000%, 12/01/25, 144A	No Opt. Call	N/R	348,100
2,580	Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A	12/30 at 100.00	N/R	2,923,346
6,750	Raindance Metropolitan District 1, Acting by and through its Water Activity Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.250%, 12/01/50	12/25 at 103.00	N/R	7,357,230
16,450	Raindance Metropolitan District No 3, Town of Windsor, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/47	12/23 at 103.00	N/R	17,697,568
2,840	Raindance Metropolitan District No 3, Town of Windsor, Colorado, Limited Tax General Obligation Bonds, Series 2018B, 8.125%, 12/15/47	12/23 at 103.00	N/R	2,966,266
	Rampart Range Metropolitan District 5, Lone Tree, Douglas County, Colorado, Limited Tax Supported and Special Revenue Bonds, Series 2021:
1,000	4.000%, 12/01/41 (WI/DD, Settling 10/05/21)	10/26 at 102.00	N/R	1,019,550
2,900	4.000%, 12/01/51 (WI/DD, Settling 10/05/21)	10/26 at 102.00	N/R	2,934,394
3,475	Range View Estates Metropolitan District, Mead, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49	3/25 at 103.00	N/R	3,742,992
515	Range View Estates Metropolitan District, Mead, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 7.750%, 12/15/49	3/25 at 103.00	N/R	537,016
900	Reata Ridge Village Metropolitan District 2, Parker, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	970,119
	Reata South Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018:
4,915	5.375%, 12/01/37	12/23 at 103.00	N/R	5,280,971
10,340	5.500%, 12/01/47	12/23 at 103.00	N/R	11,073,830
	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015:
575	4.750%, 12/01/35	12/24 at 100.00	N/R	606,470
3,195	5.000%, 12/01/44	12/24 at 100.00	N/R	3,364,335
3,220	Regency Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2019, 5.000%, 12/01/46	6/24 at 103.00	N/R	3,458,216

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 10,000	Regional Transportation District, Colorado, Certificates of Participation, Series 2014A, 5.000%, 6/01/44 – AGM Insured (UB) (5)	6/23 at 100.00	A1	$10,644,400
	Regional Transportation District, Colorado, Certificates of Participation, Tender Option Bond Trust Series 2015-XF1031:
2,660	18.026%, 6/01/39, 144A (IF) (5)	6/23 at 100.00	A1	3,352,983
2,745	18.018%, 6/01/44, 144A (IF) (5)	6/23 at 100.00	A1	3,433,556
3,190	18.019%, 6/01/44, 144A (IF) (5)	6/23 at 100.00	A1	3,990,211
3,750	18.026%, 6/01/44, 144A (IF) (5)	6/23 at 100.00	A1	4,691,062
2,295	Remuda Ranch Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50	12/25 at 103.00	N/R	2,521,516
5,835	Rendezvous Metropolitan District 4, Timnath Town, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/48	12/23 at 103.00	N/R	6,262,530
5,536	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/45	12/26 at 100.00	N/R	6,008,885
1,325	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Series 2016B, 5.125%, 12/01/45	12/26 at 100.00	N/R	1,443,362
1,000	Reunion Metropolitan District, Acting By and Through its Water Activity Enterprise, Adams County, Colorado, Special Revenue Bonds, Series 2021, 3.625%, 12/01/44	6/26 at 103.00	N/R	975,440
3,300	Rex Ranch Metropolitan District, Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.750%, 12/01/47	12/23 at 103.00	N/R	3,549,777
430	Richards Farm Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 6.500%, 12/15/49	12/24 at 103.00	N/R	458,595
1,000	Ridgeline Vista Metropolitan District, Brighton, Colorado, General Obligation Limited Tax Bonds, Series 2021A, 5.250%, 12/01/60	3/26 at 103.00	N/R	1,103,670
1,695	Ritoro Metropolitan District In the Town of Elizabeth, Elbert County, Colorado, Limited Tax, Convertible to Unlimited Tax, General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	1,816,548
1,054	River Park Metropolitan District, New Castle, Garfield County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2009, 6.990%, 6/15/39	11/21 at 100.00	N/R	1,055,549
2,935	Riverdale Ranch Metropolitan District, Thornton City, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	9/24 at 103.00	N/R	3,143,884
628	Riverdale Ranch Metropolitan District, Thornton City, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/49	9/24 at 103.00	N/R	654,897
1,055	Sabell Metropolitan District, Arvada, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.000%, 12/01/50, 144A	3/25 at 103.00	N/R	1,145,551
2,335	Salisbury Heights Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017A, 5.500%, 12/01/47	12/22 at 103.00	N/R	2,459,572
509	Salisbury Heights Metropolitan District, Douglas County, Colorado, Limited tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	530,902
	Serenity Ridge Metropolitan District No 2, In the City of Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding and Improvement Bonds Series 2018A:
550	5.125%, 12/01/37	12/23 at 103.00	N/R	589,545
1,000	5.125%, 12/01/43	12/23 at 103.00	N/R	1,067,030

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 635	Serenity Ridge Metropolitan District No 2, In the City of Aurora, Arapahoe County, Colorado, General Obligation Bonds, Subordinate Limited Tax, Refunding and Improvement Bonds Series 2018B, 7.250%, 12/15/35	12/23 at 103.00	N/R	$667,576
	Settler's Crossing Metropolitan District 1, Lakewood, Colorado, Limited Tax General Obligation Bonds, Series 2020A:
1,280	5.000%, 12/01/40, 144A	9/25 at 103.00	N/R	1,396,595
3,125	5.125%, 12/01/50, 144A	9/25 at 103.00	N/R	3,405,312
2,900	Severance Shores Metropolitan District 4, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49	3/25 at 103.00	N/R	3,154,678
804	Severance Shores Metropolitan District 4, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 8.250%, 12/15/49	3/25 at 103.00	N/R	840,831
1,225	Sheridan Station West Metropolitan District, Lakewood, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017, 6.000%, 12/01/47	12/22 at 103.00	N/R	1,280,039
	Siena Lake Metropolitan District, Gypsum, Colorado, General Obligation Limited Tax Bonds, Series 2021:
5,315	3.750%, 12/01/41	9/26 at 103.00	N/R	5,245,427
4,600	4.000%, 12/01/51	9/26 at 103.00	N/R	4,544,110
1,710	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	1,766,823
1,500	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Subordinate Series 2016B, 7.625%, 12/15/46	12/21 at 103.00	N/R	1,547,040
1,025	Silver Leaf Metropolitan District, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50	6/26 at 103.00	N/R	1,034,030
1,900	Silver Peaks Metropolitan District No 2, In the Town of Lochbuie, Weld County, Colorado, Limited Tax General Obligation Subordinate Bonds, Series 2018B, 7.250%, 12/15/47	12/23 at 103.00	N/R	1,989,965
2,000	Sky Ranch Community Authority Board, Arapahoe County, Colorado, Limited Tax Supported District 1 Revenue Bonds, Senior Series 2019A, 5.000%, 12/01/49	12/24 at 102.00	N/R	2,198,160
1,820	South Aurora Regional Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2018, 6.250%, 12/01/57	12/23 at 103.00	N/R	1,938,882
7,500	South Maryland Creek Ranch Metropolitan District, Summitt County, Colorado, Limited Tax General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47	12/23 at 103.00	N/R	8,049,975
1,950	South Maryland Creek Ranch Metropolitan District, Summitt County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 8.000%, 12/15/47	12/23 at 103.00	N/R	2,021,682
1,000	South Timnath Metropolitan District No 1, In the Town of Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.500%, 12/01/48	6/24 at 103.00	N/R	1,080,640
2,208	South Timnath Metropolitan District No 1, In the Town of Timnath, Larimer County, Colorado, Subordinate Limited Tax General Obligation Bonds, Series 2019B, 8.000%, 12/15/48	6/24 at 103.00	N/R	2,308,022
	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016:
810	5.000%, 12/01/36	12/21 at 103.00	N/R	836,617
1,220	5.000%, 12/01/46	12/21 at 103.00	N/R	1,259,638

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 6,170	Southwest Timnath Metropolitan District 4, Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%, 12/01/47	12/22 at 103.00	N/R	$6,485,225
1,105	Southwest Timnath Metropolitan District 4, Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	1,149,322
1,355	Spring Valley Metropolitan District 3, Elbert County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.000%, 12/01/49	3/25 at 103.00	N/R	1,465,460
	Spring Valley Metropolitan District 4, Elbert County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A:
1,910	5.000%, 12/01/40	9/25 at 103.00	N/R	2,082,569
2,270	5.125%, 12/01/50	9/25 at 103.00	N/R	2,466,537
	St Vrain Lakes Metropolitan District No 2, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2017A:
1,500	5.000%, 12/01/37	12/22 at 103.00	N/R	1,589,265
9,100	5.125%, 12/01/47	12/22 at 103.00	N/R	9,635,899
1,084	St Vrain Lakes Metropolitan District No 2, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2017B, 7.625%, 12/15/47	12/22 at 103.00	N/R	1,139,555
	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A:
250	4.000%, 12/01/29	12/24 at 103.00	N/R	270,733
2,520	5.000%, 12/01/49	12/24 at 103.00	N/R	2,737,098
3,000	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2019B, 8.000%, 12/15/49	12/24 at 103.00	N/R	3,103,080
	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2017A:
1,715	5.000%, 12/01/30	12/22 at 102.00	N/R	1,814,470
9,000	5.000%, 12/01/38	12/22 at 102.00	N/R	9,490,770
4,500	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Subordinate Series 2017B, 7.500%, 12/15/47	12/22 at 102.00	N/R	4,684,545
5,000	Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020, 5.125%, 12/01/50	12/25 at 103.00	N/R	5,484,600
6,680	Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 2015A, 8.000%, 12/01/45	12/22 at 102.00	N/R	6,799,372
2,275	Stone Creek Metropolitan District, In Douglas County Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.625%, 12/01/47	12/23 at 103.00	N/R	2,442,349
595	Stone Creek Metropolitan District, In Douglas County, Colorado, Subordinate General Obligation Limited Tax Bonds, Series 2018B, 7.875%, 12/15/47	12/23 at 103.00	N/R	625,702
7,500	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited, Series 2007, 7.250%, 12/01/31 (4)	11/21 at 100.00	N/R	1,200,000
2,664	Table Mountain Metropolitan District, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.250%, 12/01/45	12/21 at 103.00	N/R	2,751,726
6,275	Tallman Gulch Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Refunding and Improvement Bonds, Subordinate Limited Tax General Obligation Bonds, Series 2018A, 5.250%, 12/01/47	12/22 at 103.00	N/R	6,621,380

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,360	Tallman Gulch Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Refunding and Improvement Bonds, Subordinate Limited Tax General Obligation Bonds, Series 2018B, 8.000%, 12/15/47	12/22 at 103.00	N/R	$1,405,655
1,935	Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2013, 5.125%, 11/01/38 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R (7)	2,121,573
1,389	Tallyn's Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2016A, 6.750%, 11/01/38 (Pre-refunded 12/15/21)	12/21 at 103.00	N/R (7)	1,448,463
	Talon Pointe Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Refunding & Improvement Series 2019A:
1,755	5.250%, 12/01/39	12/25 at 103.00	N/R	1,941,188
5,540	5.250%, 12/01/51	12/25 at 103.00	N/R	6,066,078
1,075	The Village at Dry Creek Metropolitan District No 2, In the City of Thornton, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2019, 4.375%, 12/01/44	9/24 at 103.00	N/R	1,134,179
1,000	Three Springs Metropolitan District 1, Durango, La Plata County, Colorado, Limited Tax General Obligation Bonds, Refunding Subordinate Series 2020B, 7.125%, 12/15/50	12/25 at 103.00	N/R	1,013,450
1,730	Timberleaf Metropolitan District, Adams County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2020A, 5.750%, 12/01/50	6/25 at 103.00	N/R	1,903,761
	Timnath Ranch Metropolitan District 4, Larimer County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A:
1,500	5.250%, 12/01/37	12/23 at 103.00	N/R	1,607,880
2,850	5.375%, 12/01/47	12/23 at 103.00	N/R	3,044,911
953	Timnath Ranch Metropolitan District 4, Larimer County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.750%, 12/15/47	12/23 at 103.00	N/R	1,001,727
	Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2019A:
1,020	5.000%, 12/01/39	9/24 at 103.00	N/R	1,099,958
3,380	5.000%, 12/01/49	9/24 at 103.00	N/R	3,620,352
3,400	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Convertible Capital Appreciation Series 2021A-2, 0.000%, 12/01/51 (6)	3/26 at 103.00	N/R	3,040,960
	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1:
700	5.000%, 12/01/41	3/26 at 103.00	N/R	784,189
11,525	5.000%, 12/01/51	3/26 at 103.00	N/R	12,775,001
3,000	Triview Metropolitan District 4, El Paso County, Colorado, General Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48, 144A	12/23 at 103.00	N/R	3,225,720
1,605	Two Bridges Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.625%, 8/01/48	12/23 at 103.00	N/R	1,721,635
9,500	Valagua Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax Bonds, Series 2008, 0.775%, 12/01/37 (4)	11/21 at 100.00	N/R	1,814,500
970	VDW Metropolitan District 2, Larimer County, Colorado, General Obligation Bonds, Refunding Limited Tax Series 2016B, 7.250%, 12/15/45	12/21 at 103.00	N/R	1,002,291

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019:
$ 5,870	5.375%, 12/01/39	12/23 at 103.00	N/R	$6,344,531
38,055	5.500%, 12/01/48	12/23 at 103.00	N/R	41,047,645
5,000	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-2, 0.000%, 12/01/50	12/23 at 81.31	N/R	3,654,000
8,000	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50	12/23 at 103.00	N/R	8,486,480
2,000	Verve Metropolitan District 1, Jefferson County and the City and County of Broomfield, Colorado, General Obligation Bonds, Refunding and Improvement Limited Tax Series 2021, 5.000%, 12/01/51	3/26 at 103.00	N/R	2,181,620
1,400	Village at Southgate Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/48, 144A	12/23 at 103.00	N/R	1,500,366
764	Village at Southgate Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.750%, 12/15/40, 144A	12/23 at 103.00	N/R	800,305
3,825	Village East Community Metropolitan District, Frederick, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.250%, 12/01/50	9/25 at 103.00	N/R	4,173,496
586	Village East Community Metropolitan District, Frederick, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 8.125%, 12/15/50	9/25 at 103.00	N/R	609,633
1,675	Village East Metropolitan District 3, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 5.000%, 12/01/46	12/22 at 103.00	N/R	1,756,774
245	Village East Metropolitan District 3, Weld County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%, 12/15/46	12/22 at 103.00	N/R	254,827
1,750	Village Metropolitan District In the Town of Avon, Eagle County, Colorado, Special Revenue and Limited Property Tax Bonds, Refunding & Improvement Series 2020, 5.000%, 12/01/49	12/25 at 103.00	N/R	1,954,943
1,020	Villages of Johnstown Metropolitan District No 3, Town of Johnstown, Colorado, Limited Tax General Obligation Bonds, Series 2020A and Subordinate Limited Tax General Obligation Bonds, Series 2020B, 5.000%, 12/01/50	12/25 at 103.00	N/R	1,100,080
1,750	Villas Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.125%, 12/01/48	12/23 at 103.00	N/R	1,862,928
690	Villas Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Subordinate Lien Series 2018B, 7.750%, 12/15/48	12/23 at 103.00	N/R	720,960
4,145	Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	4,452,310
600	Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Subordinate Limited Tax Series 2019B, 7.750%, 12/15/49	12/24 at 103.00	N/R	629,538
1,675	Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 6.500%, 12/01/46	12/21 at 103.00	N/R	1,729,253
2,196	Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2018, 5.750%, 12/01/46	12/21 at 103.00	N/R	2,268,863
1,300	Westcreek Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.375%, 12/01/48	6/24 at 103.00	N/R	1,399,684
1,000	Westerly Metropolitan District 4, Weld County, Colorado, General Obligation Limited Tax Bonds, Convertible Capital Appreciation Bonds, Series 2021A-2, 0.000%, 12/01/50	3/26 at 99.11	N/R	843,090

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Westerly Metropolitan District 4, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-1:
$ 750	5.000%, 12/01/40	3/26 at 103.00	N/R	$826,695
1,000	5.000%, 12/01/50	3/26 at 103.00	N/R	1,091,250
1,500	Westown Metropolitan District, In the City of Arvada, Jefferson County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2017A, 5.000%, 12/01/47 (Pre-refunded 12/01/22)	12/22 at 103.00	N/R (7)	1,578,270
849	Westown Metropolitan District, In the City of Arvada, Jefferson County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2017B, 7.375%, 12/15/47 (Pre-refunded 12/15/22)	12/22 at 103.00	N/R (7)	940,989
1,965	Westview Metropolitan District, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2019A, 5.125%, 12/01/49	6/24 at 103.00	N/R	2,104,260
313	Westview Metropolitan District, Weld County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%, 12/15/49	6/24 at 103.00	N/R	328,037
4,600	Westwood Metropolitan District, Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Senior Series 2021A, 4.000%, 12/01/51	9/26 at 103.00	N/R	4,601,380
	Whispering Pines Metropolitan District No1, In the City of Aurora, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding and Improvement Bonds, Series 2017A:
1,000	5.000%, 12/01/37	12/22 at 103.00	N/R	1,052,160
2,544	5.000%, 12/01/47	12/22 at 103.00	N/R	2,667,613
1,948	Whispering Pines Metropolitan District No1, In the City of Aurora, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding and Improvement Bonds, Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	2,024,147
2,780	White Buffalo Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation bonds, Convertible to Unlimited Tax Bonds, Series 2020, 5.500%, 12/01/50	6/25 at 103.00	N/R	3,040,653
595	Wild Plum Metropolitan District, Columbine Valley, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	645,034
6,500	Wildwing Metropolitan District 5, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A, 5.375%, 12/01/48	12/23 at 103.00	N/R	6,957,275
1,707	Wildwing Metropolitan District 5, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/48	12/23 at 103.00	N/R	1,793,016
1,460	Willow Bend Metropolitan District, City of Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	9/24 at 103.00	N/R	1,568,493
756	Willow Bend Metropolitan District, City of Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.625%, 12/15/49	9/24 at 103.00	N/R	789,377
3,700	Willow Springs Ranch Metropolitan District, Monument, El Paso County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	3,974,725
650	Willow Springs Ranch Metropolitan District, Monument, El Paso County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/49	12/24 at 103.00	N/R	673,823
21,035	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue Bonds, Convertible Capital Appreciation Series 2021A-2, 0.000%, 12/01/51	9/26 at 97.28	N/R	15,784,033
45,660	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51	9/26 at 103.00	N/R	45,380,561

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 3,265	Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2017A, 6.500%, 12/01/47	12/27 at 103.00	N/R	$3,700,322
1,635	Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/27 at 103.00	N/R	1,749,434
	Windsor Highlands Metropolitan District 9, Windsor, Larimer County, Colorado, Limited Tax Supported Revenue Bonds, Series 2019:
3,300	5.000%, 12/01/39	9/24 at 103.00	N/R	3,558,027
9,315	5.000%, 12/01/49	9/24 at 103.00	N/R	9,969,192
1,185	Winsome Metropolitan District No 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2021A, 5.125%, 12/01/50, 144A	9/26 at 103.00	N/R	1,153,479
1,500	Woodmen Heights Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding Subordinate Series 2020B-2, 7.500%, 12/15/40	12/25 at 103.00	N/R	1,555,935
2,200	Yarrow Gardens Metropolitan District, In the City of Wheat Ridge, Jefferson County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2018A, 5.875%, 12/01/48	12/23 at 103.00	N/R	2,362,338
292	Yarrow Gardens Metropolitan District, In the City of Wheat Ridge, Jefferson County, Colorado, General Obligation Subordinate General Obligation Limited Tax Bonds, Series 2018B, 8.125%, 12/15/48, 144A	12/23 at 103.00	N/R	304,445
1,245	York Street Metropolitan District, Thornton, Adams County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2017A, 6.250%, 12/01/47 (Pre-refunded 12/01/21)	12/21 at 103.00	N/R (7)	1,293,891
473	York Street Metropolitan District, Thornton, Adams County, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2017B, 8.250%, 12/15/47 (Pre-refunded 12/15/21)	12/21 at 103.00	N/R (7)	494,427
2,063,664	Total Colorado			2,075,218,081
	Connecticut – 0.3%
7,050	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc, Series 2004, 7.950%, 4/01/26 (AMT)	11/21 at 100.00	Caa1	7,056,416
10,450	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2020T, 4.000%, 7/01/55	7/30 at 100.00	A-	11,873,290
6,745	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2021S, 4.000%, 6/01/51 (UB) (5)	12/31 at 100.00	A2	7,923,284
5,335	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45 (UB) (5)	6/26 at 100.00	AA-	6,300,155
9,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Obligated Group, Series 2021A, 4.000%, 7/01/51 (UB) (5)	7/31 at 100.00	N/R	10,258,380
3,380	Connecticut State, General Obligation Bonds, Series 2020C, 3.000%, 6/01/40 (UB) (5)	6/30 at 100.00	A	3,654,456
3,500	Great Pond Improvement District, Connecticut, Special Obligation Revenue Bonds, Great Pond Phase 1 Project, Series 20019, 4.750%, 10/01/48, 144A	10/26 at 102.00	N/R	3,699,920
174,568	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 (cash 4.000%, PIK 2.050%) (4)	No Opt. Call	N/R	26,185,261
4,438	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2015A, 6.750%, 2/01/45, 144A	2/23 at 100.00	B-	4,661,769
224,466	Total Connecticut			81,612,931

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Delaware – 0.1%
$ 1,100	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc Project, Series 2016A, 5.000%, 6/01/51	6/26 at 100.00	BB	$1,200,936
	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc Project, Series 2015A:
4,890	6.750%, 9/01/35, 144A	3/25 at 100.00	N/R	5,476,360
7,500	7.000%, 9/01/45, 144A	3/25 at 100.00	N/R	8,359,125
	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation - Dover LLC Delaware State University Project, Series 2018A:
1,100	5.000%, 7/01/40	1/28 at 100.00	BB-	1,242,362
1,450	5.000%, 7/01/48	1/28 at 100.00	BB-	1,620,012
6,132	Millsboro, Delaware, Special Obligation Bonds, Plantation Lakes Special Development District, Series 2018, 5.250%, 7/01/48, 144A	7/28 at 100.00	N/R	6,771,077
1,335	Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds, Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B, 8.250%, 7/15/48	11/21 at 100.00	N/R	1,338,458
23,507	Total Delaware			26,008,330
	District of Columbia – 1.9%
2,770	District of Columbia Revenue Bonds, Rocketship Education DC Public Charter School Inc, Obligated Group -Issue 2, Series 2021A, 5.000%, 6/01/61, 144A	6/29 at 100.00	N/R	3,197,633
2,630	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/35	10/22 at 100.00	BB-	2,721,840
314,990	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	11/21 at 21.97	N/R	68,900,913
	District of Columbia, Hospital Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2015:
5,000	5.000%, 7/15/40 (UB) (5)	1/26 at 100.00	A1	5,826,500
10,000	5.000%, 7/15/44 (UB) (5)	1/26 at 100.00	A1	11,616,500
	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A:
580	5.000%, 7/01/32	7/24 at 103.00	N/R	628,088
800	5.000%, 7/01/37	7/24 at 103.00	N/R	862,336
3,100	5.000%, 7/01/52	7/24 at 103.00	N/R	3,310,862
20,000	District of Columbia, Revenue Bonds, Saint Paul on Fourth Street, Inc, Series 2019A, 5.250%, 5/15/55, 144A	5/30 at 100.00	N/R	20,233,600
565	District of Columbia, Revenue Bonds, Saint Paul on Fourth Street, Inc, Taxable Series 2019B, 7.000%, 5/15/24, 144A	No Opt. Call	N/R	568,096
2,000	District of Columbia, Tax Increment Revenue Bonds, Union Market Infrastructure Project, Series 2021A, 0.000%, 6/01/46, 144A	6/28 at 100.00	N/R	1,638,180
83,520	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appreciation, Second Senior Lien Series 2010A, 0.000%, 10/01/37 (UB) (5)	No Opt. Call	Baa1	48,647,894

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
$ 119,520	4.000%, 10/01/49 (UB) (5)	10/29 at 100.00	Baa2	$134,243,669
40,300	3.000%, 10/01/50 – AGM Insured (UB) (5)	10/29 at 100.00	A2	42,157,830
15,200	4.000%, 10/01/53 – AGM Insured (UB) (5)	10/29 at 100.00	A2	17,323,136
53,165	4.000%, 10/01/53 (UB) (5)	10/29 at 100.00	Baa2	59,346,494
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B:
2,450	0.000%, 10/01/27 – AGC Insured	No Opt. Call	A3	2,250,619
4,810	0.000%, 10/01/32 – AGC Insured	No Opt. Call	A3	3,849,635
9,400	0.000%, 10/01/38 – AGC Insured	No Opt. Call	Baa1	6,171,852
4,600	0.000%, 10/01/39 – AGC Insured	No Opt. Call	Baa1	2,923,300
7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44	10/28 at 100.00	Baa1	9,245,810
5,000	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/48 (AMT) (UB) (5)	10/28 at 100.00	A+	6,120,100
6,500	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2021A, 4.000%, 10/01/51 (AMT) (UB) (5)	10/31 at 100.00	A+	7,517,315
713,900	Total District of Columbia			459,302,202
	Florida – 13.0%
1,495	AH at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase One Project, Series 2015, 6.250%, 11/01/46	11/39 at 100.00	N/R	1,883,042
	Alachua County Health Facilities Authority, Florida, Continuing Care Retirement Community Revenue Bonds, Oak Hammock Project, Series 2012A:
2,500	8.000%, 10/01/42	10/22 at 102.00	N/R	2,668,725
2,500	8.000%, 10/01/46	10/22 at 102.00	N/R	2,666,175
	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Terraces at Bonita Springs Project, Series 2011A:
10,380	8.000%, 11/15/31	11/21 at 100.00	N/R	10,387,058
12,700	8.125%, 11/15/41	11/21 at 100.00	N/R	12,703,175
7,500	8.125%, 11/15/46	11/21 at 100.00	N/R	7,501,575
2,600	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	11/21 at 100.00	N/R	2,625,974
	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-B Series 2018A:
2,530	5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	2,868,362
4,220	5.375%, 11/01/49, 144A	11/29 at 100.00	N/R	4,805,483
1,600	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2, 5.000%, 5/01/36	5/28 at 100.00	N/R	1,767,904

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017A:
$ 415	5.000%, 11/01/34, 144A	11/27 at 100.00	N/R	$460,546
1,000	5.125%, 11/01/48, 144A	11/27 at 100.00	N/R	1,096,390
1,750	Astonia Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, Area 2 Project, Series 2021, 4.000%, 5/01/52, 144A	5/31 at 100.00	N/R	1,806,228
1,000	Astonia Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, North Parcel Assessment Area Project, Series 2021, 4.000%, 5/01/51, 144A	5/31 at 100.00	N/R	1,032,130
745	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2017, 5.750%, 5/01/48	5/31 at 100.00	N/R	874,146
2,000	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-1, 6.000%, 5/01/48	5/31 at 100.00	N/R	2,375,920
1,000	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2021, 4.000%, 5/01/51	5/32 at 100.00	N/R	1,049,870
1,000	Avalon Park West Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, 2020 Project Area, Refunding Series 2020, 4.000%, 5/01/51	5/30 at 100.00	N/R	1,044,240
6,640	Ave Maria Stewardship Community District, Florida, Bond Anticipation Notes, Phase 4 Master Improvements Project, Series 2021, 3.500%, 5/01/26, 144A	5/23 at 100.00	N/R	6,603,746
3,000	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Ave Maria National Project, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	3,129,660
3,180	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 2 Project, Series 2016, 5.250%, 5/01/47	5/26 at 100.00	N/R	3,562,967
3,925	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 3 Master Improvements Project, Series 2021, 4.000%, 5/01/52	5/32 at 100.00	N/R	4,107,709
	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018:
1,145	5.300%, 5/01/39	5/29 at 100.00	N/R	1,304,166
1,940	5.375%, 5/01/49	5/29 at 100.00	N/R	2,197,322
	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 4 Project, Series 2020:
910	4.300%, 5/01/42, 144A	5/30 at 100.00	N/R	978,159
1,655	4.450%, 5/01/52, 144A	5/30 at 100.00	N/R	1,776,907
21,755	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2012, 6.700%, 5/01/42	5/22 at 100.00	N/R	22,258,846
3,485	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/43	11/24 at 100.00	N/R	3,820,152
1,675	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2018 Project Series 2018, 5.000%, 11/01/48, 144A	11/28 at 100.00	N/R	1,859,987
1,000	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2021 Project Series 2021, 4.000%, 5/01/52	5/31 at 100.00	N/R	1,041,180

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 2B, Series 2018:
$ 570	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	$651,544
935	5.000%, 11/01/49, 144A	11/29 at 100.00	N/R	1,051,024
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 3A, Series 2018:
3,340	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	3,816,952
5,470	5.125%, 11/01/49, 144A	11/29 at 100.00	N/R	6,197,182
1,460	5.125%, 11/01/51, 144A	11/29 at 100.00	N/R	1,650,910
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 4, Series 2018:
480	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	548,544
820	5.125%, 11/01/49, 144A	11/29 at 100.00	N/R	929,011
2,585	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2015, 5.250%, 11/01/46	11/25 at 100.00	N/R	2,814,755
1,990	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.500%, 11/01/44	11/25 at 100.00	N/R	2,144,006
4,390	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%, 11/01/48	11/28 at 100.00	N/R	4,918,424
2,000	Banyan Cay Community Development District, West Palm Beach, Florida, Special Assessment Bonds, 2020-1, 4.000%, 11/01/51	11/30 at 100.00	N/R	2,056,720
920	Bartram Park Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 5.000%, 5/01/35	5/25 at 100.00	N/R	985,182
3,205	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-1, 5.875%, 5/01/37	5/22 at 100.00	N/R	3,256,697
3,985	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-3, 5.875%, 5/01/37	5/22 at 100.00	N/R	4,049,278
2,900	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-5, 5.800%, 5/01/37	5/22 at 100.00	N/R	2,943,877
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2013A:
2,495	5.000%, 9/01/43	9/23 at 100.00	BBB	2,628,333
1,035	5.000%, 9/01/45	9/23 at 100.00	BBB	1,089,027
4,050	5.000%, 9/01/48	9/23 at 100.00	BBB	4,256,752
	Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015:
80	5.000%, 11/01/36	11/25 at 100.00	N/R	85,743
8,380	5.000%, 11/01/46	11/25 at 100.00	N/R	8,912,214
115	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38	11/21 at 100.00	N/R	115,217
	Beaumont Community Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1:
1,780	5.500%, 11/01/39, 144A	11/29 at 100.00	N/R	2,033,703
2,060	5.625%, 11/01/49, 144A	11/29 at 100.00	N/R	2,354,827

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,315	Beaumont Community Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-2, 5.625%, 11/01/32, 144A	No Opt. Call	N/R	$1,506,898
2,395	Beaumont Community Development District 2, City of Wildwood, Florida, Special Assessment Bonds, Series 2019, 6.375%, 11/01/49, 144A	11/29 at 100.00	N/R	2,644,080
2,985	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	BBB	3,782,204
1,000	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 6.500%, 11/01/43	11/33 at 100.00	N/R	1,265,420
	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A:
725	5.375%, 11/01/36	11/27 at 100.00	N/R	812,392
1,050	5.500%, 11/01/46	11/27 at 100.00	N/R	1,170,698
2,000	Berry Bay Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	2,075,760
3,200	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.875%, 5/01/47	5/26 at 100.00	N/R	3,427,744
1,365	Boggy Branch Community Development District, Jacksonville, Florida, Special Assessment Revenue Bonds, Phase 1 Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,420,091
29,200	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	30,611,820
	Boyette Park Community Development District, Florida, Special Assessment Bonds, Series 2018:
1,785	5.000%, 5/01/38, 144A	5/28 at 100.00	N/R	1,948,345
2,985	5.125%, 5/01/48, 144A	5/28 at 100.00	N/R	3,255,680
2,160	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	11/21 at 100.00	N/R	2,162,009
1,005	Brightwater Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area One Project, Series 2021, 4.000%, 5/01/52	5/31 at 100.00	N/R	1,040,587
7,500	Broward County, Florida, Airport System Revenue Bonds, Series 2019A, 4.000%, 10/01/49 (AMT) (UB) (5)	10/29 at 100.00	A	8,494,200
30,000	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B, 4.000%, 9/01/49 (AMT) (UB) (5)	9/29 at 100.00	A	33,683,400
	Bullfrog Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2017:
1,315	5.125%, 11/01/38	11/27 at 100.00	N/R	1,440,780
1,910	5.250%, 11/01/47	11/27 at 100.00	N/R	2,089,254
6,830	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc Project, Series 2015, 5.875%, 7/01/40, 144A	7/25 at 100.00	N/R	7,294,918
2,000	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, South Tech Schools Project, Series 2020A, 5.000%, 6/15/55, 144A	6/27 at 100.00	N/R	2,127,060
12,840	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, LLT Academy South Bay Project, Series 2020A, 6.000%, 6/15/55, 144A	6/25 at 105.00	N/R	13,898,530
370	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, LLT Academy South Bay Project, Taxable Series 2020B, 7.000%, 6/15/25, 144A	No Opt. Call	N/R	375,062

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 3,625	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pepin Academies Inc, Series 2020A, 5.750%, 7/01/55	7/26 at 104.00	N/R	$3,941,861
	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pineapple Cove Classical Academy, Series 2019A:
750	5.125%, 7/01/39, 144A	1/29 at 100.00	N/R	843,653
10,455	5.250%, 7/01/49, 144A	1/29 at 100.00	N/R	11,651,157
1,000	5.375%, 7/01/54, 144A	1/29 at 100.00	N/R	1,118,960
	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, The Florida Charter Educational Foundation, Inc Projects, Series 2018A:
1,000	5.375%, 6/15/38, 144A	6/28 at 100.00	N/R	1,126,920
1,970	5.375%, 6/15/48, 144A	6/28 at 100.00	N/R	2,187,468
2,290	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, Coral Gardens Apartments Project, Series 2018A, 4.850%, 1/01/54	1/23 at 105.00	CCC	1,895,662
	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018:
730	6.100%, 8/15/38, 144A	8/28 at 100.00	N/R	804,599
4,030	6.200%, 8/15/48, 144A	8/28 at 100.00	N/R	4,390,725
3,955	6.375%, 8/15/53, 144A	8/28 at 100.00	N/R	4,337,093
	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2021:
700	4.000%, 8/15/51, 144A	8/28 at 100.00	N/R	672,812
1,000	4.200%, 8/15/56, 144A	8/28 at 100.00	N/R	959,300
3,805	4.250%, 8/15/61, 144A	8/28 at 100.00	N/R	3,642,869
25,400	Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund, LLC, Charter School Portfolio Projects, Series 2021A-1, 5.000%, 7/01/56, 144A	7/31 at 100.00	N/R	29,545,788
2,910	Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund, LLC, Charter School Portfolio Projects, Taxable Series 2021A-2, 4.000%, 7/01/24, 144A	No Opt. Call	N/R	2,926,529
	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A:
3,490	5.375%, 7/01/37, 144A	7/27 at 100.00	Ba1	3,995,282
4,820	5.500%, 7/01/47, 144A	7/27 at 100.00	Ba1	5,464,579
58,630	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A (4), (8)	6/28 at 100.00	N/R	32,100,511
10,470	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A, 5.250%, 6/15/47, 144A	6/27 at 100.00	N/R	11,586,730
	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A:
1,000	5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	1,091,090
5,425	5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	5,856,830
1,235	Capital Trust Agency, Florida, Revenue Bonds, St Johns Classical Academy, Refunding Series 2021A, 4.000%, 6/15/56, 144A	6/30 at 100.00	N/R	1,259,972
5,750	Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of Palm Coast Project, Series 2017A, 7.000%, 10/01/49, 144A	4/24 at 103.00	N/R	2,949,692

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A:
$ 1,090	5.000%, 10/15/47, 144A	10/27 at 100.00	Ba2	$1,205,627
895	5.000%, 10/15/52, 144A	10/27 at 100.00	Ba2	987,346
1,345	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2019A, 5.000%, 10/15/54, 144A	10/27 at 100.00	Ba2	1,482,230
2,750	Capital Trust Agency, Florida, Revenue Bonds, Wonderful Foundations Charter School Portfolio Projects, Series 2020A-1, 5.000%, 1/01/55, 144A	7/30 at 100.00	N/R	3,082,392
1,250	Capital Trust Agency, Florida, Revenue Bonds, Wonderful Foundations Charter School WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%, 1/01/56, 144A	1/31 at 100.00	N/R	1,407,400
	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc Project, Series 2017:
1,860	5.375%, 8/01/32, 144A	8/24 at 103.00	N/R	1,755,524
2,735	5.625%, 8/01/37, 144A	8/24 at 103.00	N/R	2,559,276
11,680	5.875%, 8/01/52, 144A	8/24 at 103.00	N/R	10,526,717
	Carlton Lakes Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015:
770	5.625%, 11/01/36	11/26 at 100.00	N/R	864,094
1,855	5.750%, 11/01/47	11/26 at 100.00	N/R	2,074,317
	Carlton Lakes Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
625	5.125%, 5/01/38	5/28 at 100.00	N/R	698,913
1,235	5.250%, 5/01/49	5/28 at 100.00	N/R	1,380,075
850	Celebration Community Development District, Florida, Special Assessment Bonds, Assessment Area One, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	884,306
	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
3,770	5.000%, 5/01/34	5/24 at 100.00	N/R	3,953,486
9,320	5.125%, 5/01/45	5/24 at 100.00	N/R	9,712,931
	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2017:
1,595	5.000%, 5/01/32, 144A	5/27 at 100.00	N/R	1,758,456
3,800	5.000%, 5/01/48, 144A	5/27 at 100.00	N/R	4,072,384
1,105	Chaparral of Palm Bay Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area One Project, Series 2020A-2, 4.000%, 5/01/31	No Opt. Call	N/R	1,162,460
1,500	Chapel Creek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2021 Project, Series 2021, 4.000%, 5/01/52, 144A	5/31 at 100.00	N/R	1,553,115
3,845	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2015, 5.500%, 10/01/36, 144A (AMT)	10/25 at 100.00	N/R	4,184,667
1,000	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Expansion Area Project, Series 2019, 5.000%, 6/15/49, 144A	6/29 at 100.00	N/R	1,114,830
2,830	Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.375%, 5/01/36	11/21 at 100.00	N/R	2,835,971

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
$ 500	5.250%, 6/01/28	6/23 at 100.00	BBB-	$530,330
2,130	5.625%, 6/01/33	6/23 at 100.00	BBB-	2,261,378
5,000	6.125%, 6/01/43	6/23 at 100.00	BBB-	5,325,250
	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A:
8,000	7.750%, 5/15/35, 144A (4)	5/24 at 100.00	N/R	5,440,000
5,000	8.000%, 5/15/37, 144A (4)	5/24 at 100.00	N/R	3,400,000
1,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2015A, 6.500%, 5/15/49, 144A (4)	5/25 at 100.00	N/R	680,000
	Collier County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Gulf Coast Charter Academy South Project, Series 2017A:
1,360	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	1,479,925
2,205	5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	2,357,696
1,000	Copper Creek Community Development District, Port Saint Lucie, Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49, 144A	11/31 at 100.00	N/R	1,134,580
	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
2,020	5.000%, 11/01/38, 144A	11/32 at 100.00	N/R	2,309,244
4,105	5.125%, 11/01/50, 144A	11/32 at 100.00	N/R	4,635,571
20,000	County of Miami-Dade FL Water & Sewer System Revenue, Florida, Revenue Bonds, 4.000%, 10/01/51 (UB) (5)	10/31 at 100.00	A+	23,188,400
	Creek Preserve Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019:
2,500	4.700%, 11/01/39, 144A	11/29 at 100.00	N/R	2,757,675
4,010	4.750%, 11/01/49, 144A	11/29 at 100.00	N/R	4,379,521
	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1:
760	5.250%, 11/01/37	11/28 at 100.00	N/R	858,032
1,950	5.600%, 11/01/46	11/28 at 100.00	N/R	2,219,197
	Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2018:
2,335	5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	2,663,955
3,420	5.375%, 11/01/50, 144A	11/29 at 100.00	N/R	3,871,132
2,405	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-2, 7.000%, 5/01/30	5/24 at 100.00	N/R	2,575,539
2,240	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-3, 6.500%, 5/01/44	5/24 at 100.00	N/R	2,366,650
6,290	Currents Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41, 144A	No Opt. Call	N/R	6,814,712
2,625	Cypress Bluff Community Development District, Florida, Special Assessment Bonds, Series 2019, 5.100%, 5/01/48	5/29 at 100.00	N/R	2,928,161

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 120	Cypress Creek Community Development District, Hillborough County, Florida, Capital Improvement Bonds, Subordinate Lien, Series 2017A, 6.000%, 5/01/45	5/32 at 100.00	N/R	$134,294
605	Cypress Park Estates Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 2 Project, Series 2020, 4.125%, 5/01/51, 144A	5/32 at 100.00	N/R	637,053
1,000	DG Farms Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2020, 4.000%, 5/01/51	5/30 at 100.00	N/R	1,021,840
	Downden West Community Development District, Florida, Revenue Bonds Series 2018:
1,000	5.400%, 5/01/39, 144A	5/29 at 100.00	N/R	1,152,730
3,205	5.550%, 5/01/49, 144A	5/29 at 100.00	N/R	3,670,879
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area One, Series 2018A:
4,000	5.000%, 5/01/38, 144A	5/28 at 100.00	N/R	4,440,520
8,090	5.100%, 5/01/48, 144A	5/28 at 100.00	N/R	8,904,016
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
935	5.300%, 5/01/36	5/26 at 100.00	N/R	1,004,732
1,430	5.500%, 5/01/45	5/26 at 100.00	N/R	1,544,014
1,955	5.500%, 5/01/46	5/26 at 100.00	N/R	2,109,992
1,000	DW Bayview Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2021, 4.000%, 5/01/51, 144A	5/32 at 100.00	N/R	1,042,050
1,165	Eagle Pointe Community Development District, Manatee County, Florida, Special Assessment Bonds, 2020 Project Assessment Area Series 2020, 4.125%, 5/01/40, 144A	5/30 at 100.00	N/R	1,248,251
1,000	East 547 Community Development District, Florida, Special Assessment Bonds, Area 1 Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,037,880
1,000	East Bonita Beach Road Community Development District, Bonita Springs, Florida, Special Assessment Bonds, Area 2 Series 2021, 4.000%, 5/01/51	5/32 at 100.00	N/R	1,051,260
8,825	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 4.750%, 5/01/36	5/22 at 100.00	N/R	8,932,488
2,205	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 5.000%, 11/01/33	5/23 at 100.00	N/R	2,295,515
1,000	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019, 5.000%, 11/01/49	11/29 at 100.00	N/R	1,111,380
	East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Series 2018:
1,635	5.125%, 5/01/39	5/29 at 100.00	N/R	1,860,499
2,750	5.250%, 5/01/49	5/29 at 100.00	N/R	3,098,892
1,000	East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,033,770
1,500	Edgewater East Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,566,705
1,100	Entrada Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/52, 144A	5/31 at 100.00	N/R	1,152,613

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1:
$ 1,790	5.500%, 11/01/39, 144A	11/29 at 100.00	N/R	$2,076,722
6,405	5.750%, 11/01/49, 144A	11/29 at 100.00	N/R	7,435,949
1,570	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-2, 5.600%, 11/01/29, 144A	No Opt. Call	N/R	1,788,748
915	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2021, 3.500%, 5/01/41	5/31 at 100.00	N/R	927,645
4,000	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.375%, 11/01/48	11/27 at 100.00	N/R	4,347,800
	Epperson Ranch II Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018A-1:
1,110	5.500%, 11/01/29, 144A	No Opt. Call	N/R	1,248,428
1,000	5.500%, 5/01/39, 144A	5/29 at 100.00	N/R	1,135,200
2,000	5.625%, 5/01/49, 144A	5/29 at 100.00	N/R	2,261,540
	Escambia County Health Facilities Authority, Florida, Health Care Facilities Revenue Bonds, Baptist Health Care Corporation Obligated, Series 2020A:
45,230	3.000%, 8/15/50 – AGM Insured (UB) (5)	2/30 at 100.00	BBB	47,122,875
7,275	4.000%, 8/15/50 – AGM Insured (UB) (5)	2/30 at 100.00	A2	8,370,033
1,890	ESCROW MCLEOD USA, 8.250%, 5/04/26 (4)	No Opt. Call	N/R	37,800
4,295	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%, 11/01/45	5/27 at 100.00	N/R	5,102,847
	Evergreen Community Development District, Florida, Special Assessment Bonds, Series 2019:
1,245	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	1,391,935
2,410	5.125%, 11/01/49, 144A	11/29 at 100.00	N/R	2,679,775
500	Finley Woods Community Development District, Florida, Capital Improvement Bonds, Series 2020, 4.200%, 5/01/50	5/30 at 100.00	N/R	529,520
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A:
4,065	7.625%, 12/15/31 (Pre-refunded 12/15/21)	12/21 at 100.00	N/R (7)	4,165,568
13,615	7.750%, 6/15/42 (Pre-refunded 12/15/21)	12/21 at 100.00	N/R (7)	13,955,239
1,425	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Charter School, Series 2019A, 6.125%, 6/15/46, 144A	6/26 at 100.00	N/R	1,543,888
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A:
765	6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	825,795
1,510	6.125%, 6/15/46, 144A	6/26 at 100.00	N/R	1,619,988
830	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2018A, 6.125%, 6/15/46, 144A	6/26 at 100.00	N/R	890,457
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Creative Inspiration Journey School of St Cloud, Series 2021A:
2,030	5.000%, 6/15/51, 144A	6/29 at 102.00	N/R	2,186,635
1,805	5.000%, 6/15/56, 144A	6/29 at 102.00	N/R	1,929,328

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Discovery High School Project, Series 2020A:
$ 3,000	5.000%, 6/01/40, 144A	6/29 at 100.00	N/R	$3,325,380
2,500	5.000%, 6/01/55, 144A	6/29 at 100.00	N/R	2,734,075
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A:
6,025	6.250%, 7/01/34	7/24 at 100.00	N/R	6,473,742
9,780	6.500%, 7/01/44	7/24 at 100.00	N/R	10,473,793
3,935	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017A, 5.750%, 7/01/44, 144A	7/27 at 100.00	N/R	4,245,353
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C:
9,160	5.650%, 7/01/37, 144A	7/27 at 101.00	N/R	10,409,516
12,575	5.750%, 7/01/47, 144A	7/27 at 101.00	N/R	14,130,402
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc Project, Series 2021A, 4.000%, 7/01/51, 144A (WI/DD, Settling 10/07/21)	7/31 at 100.00	N/R	1,042,570
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc Projects, Series 2016A:
6,405	4.750%, 7/15/36, 144A	7/26 at 100.00	N/R	6,906,383
7,735	5.000%, 7/15/46, 144A	7/26 at 100.00	N/R	8,349,004
1,290	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Global Outreach Charter Academy, Series 2021A, 4.000%, 6/30/56, 144A	6/28 at 100.00	Ba2	1,361,660
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
1,250	5.875%, 6/15/34, 144A	6/24 at 100.00	N/R	1,212,375
6,275	6.000%, 6/15/44, 144A	6/24 at 100.00	N/R	5,890,468
4,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Pepin Academies of Pasco County Inc, Series 2020A, 5.000%, 1/01/50, 144A	1/27 at 100.00	N/R	4,304,680
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A:
355	6.000%, 6/15/35, 144A	6/25 at 100.00	N/R	400,880
8,500	6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	9,508,780
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2012A:
3,500	6.000%, 6/15/32, 144A	6/22 at 100.00	N/R	3,585,190
15,070	6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	15,394,758
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2013A:
18,525	8.000%, 12/15/35 (Pre-refunded 6/15/23)	6/23 at 100.00	N/R (7)	20,886,752
4,000	8.500%, 6/15/44 (Pre-refunded 6/15/23)	6/23 at 100.00	N/R (7)	4,543,760

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2014A:
$ 2,110	6.000%, 6/15/34	6/24 at 100.00	N/R	$2,292,726
6,115	6.125%, 6/15/44	6/24 at 100.00	N/R	6,604,567
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2020C:
555	5.000%, 9/15/40, 144A	9/27 at 100.00	N/R	619,197
1,305	5.000%, 9/15/50, 144A	9/27 at 100.00	N/R	1,438,697
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Social Bonds-Unlocking Children 's Potential Charter Schools Project, Series 2020A:
850	5.000%, 6/01/40	6/28 at 100.00	N/R	926,152
1,950	5.000%, 6/01/50	6/28 at 100.00	N/R	2,099,487
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Southwest Charter Foundation Inc Projects, Series 2017A:
3,225	6.000%, 6/15/37, 144A	6/27 at 100.00	N/R	3,492,417
6,215	6.125%, 6/15/47, 144A	6/27 at 100.00	N/R	6,665,463
8,210	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, The Florida Charter Educational Foundation Inc Projects, Series 2016A, 6.375%, 6/15/46, 144A	6/26 at 100.00	N/R	9,473,437
76,450	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49, 144A (AMT)	1/24 at 107.00	N/R	83,244,111
210,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-1, 7.375%, 1/01/49, 144A (AMT)	1/24 at 107.00	N/R	228,662,700
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A:
130,740	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	11/21 at 104.00	N/R	133,574,443
456,840	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	11/21 at 104.00	N/R	465,707,264
14,500	Florida Development Finance Corporation, Student Housing Revenue Bonds, Midtown Campus Properties LLC Project, Series 2019, 7.000%, 12/01/48, 144A (4)	12/23 at 105.00	N/R	14,210,000
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1:
1,700	4.750%, 6/01/38, 144A	6/28 at 100.00	N/R	1,996,990
4,200	5.000%, 6/01/48, 144A	6/28 at 100.00	N/R	4,913,202
6,535	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Refunding Series 2020A, 3.000%, 12/01/48 (UB) (5)	12/30 at 100.00	A2	6,822,409
3,910	Florida Housing Finance Corporation, Multifamily Mortgage Revenue Bonds, Crossroads Apartments, Series 2010A-2, 7.250%, 8/15/27	11/21 at 100.00	N/R	3,921,691
	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 4 Project, Series 2015:
1,245	5.125%, 11/01/36	11/26 at 100.00	N/R	1,358,444
1,485	5.375%, 11/01/46	11/26 at 100.00	N/R	1,620,224

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 2,465	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 5 Project, Series 2016, 5.000%, 11/01/46	11/26 at 100.00	N/R	$2,648,840
4,250	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/44	11/24 at 100.00	N/R	4,659,955
	Forest Brooke Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2017:
1,000	5.000%, 12/15/37	12/27 at 100.00	N/R	1,105,940
2,000	5.125%, 12/15/46	12/27 at 100.00	N/R	2,197,740
1,000	Forest Lake Community Development District, Polk County, Florida, Special Assessment Bonds, Assessment Area One Project, Series 2020, 4.000%, 5/01/51, 144A	5/30 at 100.00	N/R	1,043,490
10,755	Fort Lauderdale, Florida, General Obligation Bonds, Parks & Recreation Projects, Series 2020A, 3.000%, 7/01/49 (UB) (5)	7/29 at 100.00	Aa1	11,511,937
	FRERC Community Development District, Ocoee, Florida, Special Assessment Bonds, Series 2020:
5,720	5.375%, 11/01/40	11/29 at 100.00	N/R	6,133,613
8,390	5.500%, 11/01/50	11/29 at 100.00	N/R	9,019,334
1,630	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.750%, 5/01/33	5/23 at 100.00	N/R	1,713,815
1,900	Gracewater Sarasota Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/52 (WI/DD, Settling 10/25/21)	5/31 at 100.00	N/R	1,957,665
20	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32	11/22 at 100.00	N/R	20,643
3,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area Project, Improvement Series 2014A-1, 5.000%, 5/01/44	5/24 at 100.00	N/R	3,159,540
1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area, Refunding Series 2014A-2, 5.000%, 5/01/39	5/24 at 100.00	N/R	1,054,970
2,095	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	2,223,088
4,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.900%, 5/01/45	5/24 at 100.00	N/R	4,835,970
1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39	5/24 at 100.00	N/R	1,092,840
	Grand Oaks Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2019A:
1,845	4.750%, 11/01/39	11/29 at 100.00	N/R	2,042,009
3,700	5.000%, 11/01/50	11/29 at 100.00	N/R	4,114,511
1,000	Grande Pines Community Development District, Florida, Special Assessment Revenue Bonds, Area 1 Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,023,160
16,490	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2019A, 4.000%, 10/01/49 (AMT) (UB) (5)	10/29 at 100.00	A+	18,675,914

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 8,830	Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013, 5.000%, 11/15/36 (AMT)	5/23 at 100.00	N/R	$9,264,259
1,170	Greeneway Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	1,205,018
	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017A:
1,150	5.000%, 11/01/28	No Opt. Call	N/R	1,222,404
10,100	5.875%, 11/01/47	11/32 at 100.00	N/R	11,846,997
2,625	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017B, 6.000%, 11/01/29	No Opt. Call	N/R	2,636,366
2,400	Hacienda Lakes Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2016, 4.625%, 5/01/46	5/26 at 100.00	N/R	2,546,616
4,825	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%, 5/01/32	5/24 at 100.00	N/R	5,061,377
	Harmony West Community Development District, Osceloa County, Florida, Special Assessment Revenue Bonds, Assessment Area One, Series 2018:
930	5.100%, 5/01/38, 144A	5/32 at 100.00	N/R	1,072,104
1,870	5.250%, 5/01/49, 144A	5/32 at 100.00	N/R	2,144,628
	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2017:
2,620	5.000%, 1/01/38	1/27 at 100.00	N/R	2,851,058
6,550	5.000%, 1/01/50	1/27 at 100.00	N/R	7,042,429
3,900	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2018, 5.125%, 1/01/50	1/29 at 100.00	N/R	4,320,732
760	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014, 5.000%, 11/01/34	11/24 at 100.00	N/R	795,006
400	Heritage Harbour North Community Development District, Florida, Capital Improvement Revenue Bond, Refunding Series 2017A-1, 5.250%, 5/01/38	5/27 at 100.00	N/R	440,364
680	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2017A-2, 5.000%, 5/01/36, 144A	5/27 at 100.00	N/R	759,744
600	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Four, Series 2019A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	664,812
4,475	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area One, Series 2016A-1, 6.250%, 11/01/47	11/36 at 100.00	N/R	5,742,096
	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-1:
810	5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	915,972
2,185	5.375%, 11/01/49, 144A	11/29 at 100.00	N/R	2,440,011
670	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	742,373
245	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2016A-2, 6.250%, 11/01/29	No Opt. Call	N/R	246,105

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Hidden Creek North Community Development District, Florida, Special Assessment Bonds, 2019 Project, Series 2019A-1:
$ 1,955	4.250%, 11/01/40	11/29 at 100.00	N/R	$2,086,728
3,000	4.500%, 11/01/50	11/29 at 100.00	N/R	3,193,860
490	Highland Meadows Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.500%, 5/01/36	11/21 at 100.00	N/R	490,451
1,025	Highland Meadows II Community Development District, Davenport, Polk County, Florida, Special Assessment Revenue Bonds, Area 4B/C Project, Series 2017, 5.000%, 11/01/48	11/27 at 100.00	N/R	1,121,381
	Highland Meadows II Community Development District, Davenport, Polk County, Florida, Special Assessment Revenue Bonds, Area 5 Project, Series 2017:
390	5.375%, 11/01/37	11/27 at 100.00	N/R	436,008
790	5.500%, 11/01/47	11/27 at 100.00	N/R	876,782
325	Highland Meadows II Community Development District, Davenport, Polk County, Florida, Special Assessment Revenue Bonds, Area 6 Project, Series 2017, 5.500%, 11/01/47	11/27 at 100.00	N/R	360,701
2,045	Highland Meadows West Community Development District, Haines City, Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49, 144A	11/29 at 100.00	N/R	2,281,443
	Highlands Community Development District, Hillborough County, Florida, Special Assessment Bonds, Assessment Area 4 Project, Series 2018:
710	5.250%, 6/15/39, 144A	12/29 at 100.00	N/R	795,150
1,205	5.375%, 6/15/49, 144A	12/29 at 100.00	N/R	1,344,720
1,000	Hills of Minneola Community Development District, Florida, Special Assessment Revenue Bonds, South Parcel Assessment Area Phase 2, Series 2021, 4.000%, 5/01/52	5/31 at 100.00	N/R	1,033,770
22,995	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A, 3.500%, 8/01/55 (UB) (5)	2/31 at 100.00	Baa1	24,692,721
24,470	Hillsborough County, Florida, Utility Revenue Bonds, Series 2021A, 2.500%, 8/01/51 (UB) (5)	8/31 at 100.00	AA+	23,702,376
	Holly Hill Road East Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Area 3 Project, Series 2020:
350	5.000%, 11/01/41	No Opt. Call	N/R	398,101
520	5.000%, 11/01/50	11/41 at 100.00	N/R	594,584
	Hunter's Ridge Community Development District 1, Flagler County, Florida, Special Assessment Bonds, Assessment Area 1, Series 2019:
445	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	497,225
665	5.125%, 11/01/49, 144A	11/29 at 100.00	N/R	738,842
	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015:
1,945	5.000%, 11/01/35	11/25 at 100.00	N/R	2,094,493
2,980	5.125%, 11/01/45	11/25 at 100.00	N/R	3,185,292
990	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2017, 5.000%, 11/01/47	11/27 at 100.00	N/R	1,078,090
2,605	Jacksonville, Florida, Special Revenue Bonds, Tender Option Bond Trust 2015-XF0062, 17.743%, 10/01/41 (Pre-refunded 10/01/21), 144A (IF)	10/21 at 100.00	A1 (7)	2,605,000

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel O-1 Project, Series 2014:
$ 490	5.125%, 11/01/34	11/24 at 100.00	N/R	$516,813
895	5.375%, 11/01/44	11/24 at 100.00	N/R	945,675
	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014:
610	5.125%, 11/01/34	11/24 at 100.00	N/R	643,379
1,030	5.375%, 11/01/44	11/24 at 100.00	N/R	1,088,319
3,385	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36	11/21 at 100.00	N/R	3,391,330
1,000	Kindred Community Development District II, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2021, 4.000%, 5/01/52	5/31 at 100.00	N/R	1,044,500
1,000	Kingman Gate Community Development District, Homestead, Florida, Special Assessment Bonds, Project 2021 Series 2021, 4.000%, 6/15/51	6/31 at 100.00	N/R	1,037,430
	Lake County, Florida, Educational Facilities Revenue Bonds, Imagine South Lake Charter School Project, Series 2019A:
825	5.000%, 1/15/49, 144A	7/29 at 100.00	N/R	912,747
825	5.000%, 1/15/54, 144A	7/29 at 100.00	N/R	909,785
1,175	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012, 5.750%, 11/01/32	11/23 at 100.00	N/R	1,241,928
8,180	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.625%, 5/01/34	5/24 at 100.00	N/R	8,780,167
	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2012:
3,500	5.250%, 11/01/33	11/22 at 100.00	N/R	3,600,695
3,000	5.750%, 11/01/42	11/22 at 100.00	N/R	3,103,110
2,940	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 5.750%, 5/01/45	5/25 at 100.00	N/R	3,163,264
	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2018:
1,610	5.000%, 5/01/38	5/28 at 100.00	N/R	1,775,766
2,665	5.100%, 5/01/48	5/28 at 100.00	N/R	2,922,013
	Lakeside Preserve Community Development District, Lakeland, Florida, Special Assessment Bonds, Series 2019:
480	4.875%, 5/01/39	5/29 at 100.00	N/R	532,810
665	5.000%, 5/01/49	5/29 at 100.00	N/R	731,892
2,965	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Del Webb Project, Series 2017, 5.125%, 5/01/47, 144A	5/27 at 100.00	N/R	3,282,463
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre & Northwest Sector Projects, Series 2018:
1,200	5.500%, 5/01/39, 144A	5/29 at 100.00	N/R	1,386,936
1,990	5.650%, 5/01/48, 144A	5/29 at 100.00	N/R	2,301,276
915	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015, 4.875%, 5/01/35	5/25 at 100.00	N/R	977,769

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase 1A, Series 2018:
$ 1,170	5.000%, 5/01/38	5/28 at 100.00	N/R	$1,305,170
2,550	5.100%, 5/01/48	5/28 at 100.00	N/R	2,839,782
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase 1B, Series 2018:
2,250	5.300%, 5/01/39	5/29 at 100.00	N/R	2,588,400
4,000	5.450%, 5/01/48	5/29 at 100.00	N/R	4,563,720
1,725	Lee County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%, 9/15/47 (Mandatory Put 9/15/27)	11/21 at 100.00	N/R	1,729,226
	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
7,935	5.250%, 6/15/27	11/21 at 100.00	BB-	7,950,156
35,550	5.375%, 6/15/37	11/21 at 100.00	BB-	35,605,813
	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
2,625	5.500%, 6/15/32	6/22 at 100.00	BB-	2,671,095
4,700	5.750%, 6/15/42	6/22 at 100.00	BB-	4,775,153
5,675	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc Project, Series 2012, 5.750%, 10/01/42 (Pre-refunded 10/01/22)	10/22 at 100.00	N/R (7)	5,982,755
3,490	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc Project, Series 2014, 5.500%, 10/01/47 (Pre-refunded 10/01/22)	10/22 at 102.00	N/R (7)	3,742,083
	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A:
790	5.375%, 12/01/32, 144A	12/22 at 105.00	N/R	828,497
2,000	5.625%, 12/01/37, 144A	12/22 at 105.00	N/R	2,093,440
7,650	5.750%, 12/01/52, 144A	12/22 at 105.00	N/R	7,909,488
12,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Refunding Fixed Rate Mode Series 2019A-1, 4.000%, 4/01/49 (UB) (5)	4/29 at 100.00	A2	13,587,600
198	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37	11/21 at 100.00	N/R	198,244
2,500	LTC Ranch West Residential Community Development District, Florida, Special Assessment Bonds, Series 2021A, 4.000%, 5/01/52 (WI/DD, Settling 10/14/21)	5/31 at 100.00	N/R	2,569,950
1,185	Lucerne Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019, 4.750%, 5/01/50	5/29 at 100.00	N/R	1,296,165
	Magic Place Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2019:
5,585	4.375%, 5/01/40	5/30 at 100.00	N/R	5,826,886
7,825	4.500%, 5/01/51	5/30 at 100.00	N/R	8,129,471
4,250	Magnolia Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.600%, 5/01/49 (4)	No Opt. Call	N/R	988,125

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Majorca Isles Community Development District, Miami Gardens, Florida, Special Assessment Bonds, Series 2015:
$ 1,000	5.375%, 5/01/35	5/26 at 100.00	N/R	$1,081,710
3,675	5.625%, 5/01/46	5/26 at 100.00	N/R	3,998,951
410	Meadow Pines Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014-2, 6.000%, 5/01/34	5/24 at 100.00	N/R	443,083
2,700	Mediterranea Community Development District, Riviera Beach, Florida, Special Assessment Bonds, Area 2 Project, Refunding & Improvement Series 2017, 5.000%, 5/01/48	5/28 at 100.00	N/R	2,992,383
	Miami Beach, Florida, Resort Tax Revenue Bonds, Series 2015:
13,515	5.000%, 9/01/40 (UB) (5)	9/25 at 100.00	AA-	15,579,146
7,000	5.000%, 9/01/45 (UB) (5)	9/25 at 100.00	AA-	8,015,280
1,000	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Miami Community Charter School Inc Project, Series 2020A, 5.000%, 6/01/47, 144A	6/26 at 103.00	N/R	1,047,530
	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017:
3,895	5.875%, 7/01/37, 144A	7/27 at 100.00	N/R	4,289,135
6,530	6.000%, 7/01/47, 144A	7/27 at 100.00	N/R	7,123,642
	Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017:
11,005	5.125%, 11/01/39	11/27 at 100.00	N/R	12,650,358
18,825	5.250%, 11/01/49	11/27 at 100.00	N/R	21,542,953
10,635	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018B, 4.000%, 4/01/53 (UB) (5)	4/28 at 100.00	A-	11,744,550
3,250	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Doral Academy, Series 2018, 5.000%, 1/15/48	1/28 at 100.00	BBB-	3,633,110
4,530	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, PInecrest Academy Inc, Series 2017, 5.000%, 9/15/44, 144A	9/27 at 100.00	BBB	5,182,682
	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, PInecrest Academy Project, Series 2014:
1,000	5.000%, 9/15/34	9/24 at 100.00	BBB	1,096,110
1,730	5.250%, 9/15/44	9/24 at 100.00	BBB	1,890,804
	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A:
1,500	5.750%, 9/15/35, 144A	9/25 at 100.00	N/R	1,643,655
3,500	6.000%, 9/15/45, 144A	9/25 at 100.00	N/R	3,819,165
15,000	Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series 2021A-1, 4.000%, 10/01/45 – AGM Insured (AMT) (UB) (5)	10/31 at 100.00	N/R	17,321,700
	Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Subordinate Series 2021B-1:
8,700	4.000%, 10/01/46 (AMT) (UB) (5)	10/31 at 100.00	N/R	10,023,879
21,310	4.000%, 10/01/50 (AMT) (UB) (5)	10/31 at 100.00	N/R	24,458,766

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2018:
$ 9,500	4.000%, 7/01/45 (UB) (5)	7/28 at 100.00	AA	$10,794,755
18,515	4.000%, 7/01/48 (UB) (5)	7/28 at 100.00	AA	20,988,419
9,100	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2019B, 4.000%, 10/01/49 (UB) (5)	10/29 at 100.00	A+	10,406,669
13,185	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2021, 3.000%, 10/01/51 (UB) (5)	4/31 at 100.00	A+	14,034,246
	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastructure Project, Refunding Series 2014B:
980	5.000%, 5/01/29	5/23 at 100.00	N/R	1,020,827
6,705	5.000%, 5/01/37	5/23 at 100.00	N/R	6,937,261
13,905	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A, 5.000%, 5/01/37	5/23 at 100.00	N/R	14,386,669
4,850	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29	No Opt. Call	N/R	5,318,752
9,140	Mirada Community Development District, Pasco County, Florida, Bond Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24	11/21 at 100.00	N/R	9,153,527
1,415	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.375%, 5/01/32	5/22 at 100.00	N/R	1,434,782
2,645	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014, 5.625%, 11/01/45	11/24 at 100.00	N/R	2,859,562
	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2018:
1,550	5.000%, 11/01/38, 144A	11/28 at 100.00	N/R	1,729,599
2,650	5.125%, 11/01/48, 144A	11/28 at 100.00	N/R	2,958,354
870	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (4)	11/21 at 100.00	N/R	313,200
1,590	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/22 (4)	No Opt. Call	N/R	572,400
2,000	North AR-1 of Pasco Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2021, 4.000%, 5/01/51	5/34 at 100.00	N/R	2,067,980
	North Boulevard Community Development District, Haines, Polk County, Florida, Special Assessment Bonds, Series 2019:
720	5.500%, 11/01/39	11/30 at 100.00	N/R	831,622
1,250	5.625%, 11/01/49	11/30 at 100.00	N/R	1,441,988
	North Park Isle Community Development District, Plant City, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019:
3,240	4.500%, 5/01/40	5/29 at 100.00	N/R	3,504,643
5,675	4.750%, 5/01/50	5/29 at 100.00	N/R	6,129,397
1,250	North Powerline Road Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51	5/30 at 100.00	N/R	1,297,800
8,055	North Springs Improvement District, Broward County, Florida, Water Management Bonds, Parkland Bay Unit Area, Series 2018, 5.000%, 5/01/48	5/28 at 100.00	N/R	8,873,630

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,925	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.750%, 8/01/32	8/22 at 100.00	N/R	$1,981,999
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014:
2,700	5.000%, 8/01/34	8/24 at 100.00	N/R	2,897,127
3,500	5.000%, 8/01/46	8/24 at 100.00	N/R	3,715,740
13,280	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 5.500%, 8/01/46	8/26 at 100.00	N/R	14,841,728
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2018A:
3,280	5.500%, 8/01/39	8/29 at 100.00	N/R	3,835,993
5,730	5.625%, 8/01/49	8/29 at 100.00	N/R	6,714,471
1,880	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2021, 4.000%, 8/01/51	8/31 at 100.00	N/R	1,973,474
3,400	Ocean and Highway Port Authority, Florida, Port Facilities Revenue Bonds, Worldwide Terminals Fernandina, LLC Project, Series 2019, 5.500%, 12/01/49, 144A (AMT)	12/29 at 100.00	N/R	3,451,034
	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc, Tender Option Bond Trust 2016-XF1056:
345	17.247%, 10/01/42 (Pre-refunded 4/01/22), 144A (IF) (5)	4/22 at 100.00	A2 (7)	377,623
3,565	17.296%, 10/01/42 (Pre-refunded 4/01/22), 144A (IF) (5)	4/22 at 100.00	A2 (7)	3,903,105
2,245	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015, 5.000%, 5/01/36	5/26 at 100.00	N/R	2,440,562
	Osceola Chain Lakes Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018:
970	5.125%, 5/01/38	5/28 at 100.00	N/R	1,069,619
1,130	5.250%, 5/01/48	5/28 at 100.00	N/R	1,244,401
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2:
1,250	0.000%, 10/01/40	10/29 at 68.72	BBB-	700,063
3,905	0.000%, 10/01/41	10/29 at 66.18	BBB-	2,098,157
2,850	0.000%, 10/01/42	10/29 at 63.69	BBB-	1,468,178
4,425	0.000%, 10/01/43	10/29 at 61.27	BBB-	2,186,392
2,600	0.000%, 10/01/44	10/29 at 59.08	BBB-	1,235,728
4,675	0.000%, 10/01/45	10/29 at 56.95	BBB-	2,136,896
3,000	0.000%, 10/01/46	10/29 at 54.89	BBB-	1,320,000
4,860	0.000%, 10/01/47	10/29 at 52.89	BBB-	2,058,599
1,700	0.000%, 10/01/48	10/29 at 50.96	BBB-	693,209
3,250	0.000%, 10/01/49	10/29 at 49.08	BBB-	1,275,333
2,500	0.000%, 10/01/50	10/29 at 47.17	BBB-	940,475
3,000	0.000%, 10/01/51	10/29 at 45.32	BBB-	1,081,860
3,000	0.000%, 10/01/52	10/29 at 43.62	BBB-	1,039,890
3,000	0.000%, 10/01/53	10/29 at 41.97	BBB-	999,870
2,500	0.000%, 10/01/54	10/29 at 40.38	BBB-	801,025

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,000	Osceola Village Center Community Development District, Florida, Special Assessment Bonds, 2021 Project, Series 2021, 4.000%, 5/01/51, 144A	5/31 at 100.00	N/R	$1,028,040
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A:
320	6.750%, 6/01/24	6/22 at 102.00	N/R	337,270
1,000	6.850%, 6/01/26	6/22 at 102.00	N/R	1,053,730
1,000	7.000%, 6/01/29	6/22 at 102.00	N/R	1,053,610
5,000	7.375%, 6/01/44	6/22 at 102.00	N/R	5,264,150
11,600	7.500%, 6/01/49	6/22 at 102.00	N/R	12,219,788
9,815	Palm Beach County, Florida, Revenue Bonds, Provident Group - LU Properties LLC Lynn University Housing Project, Series 2021A, 5.000%, 6/01/57, 144A	6/31 at 100.00	N/R	11,567,174
7,115	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/51, 144A	4/29 at 100.00	Ba1	8,032,835
1,180	Palm Coast Park Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019, 4.300%, 5/01/50	5/30 at 100.00	N/R	1,253,868
550	Park Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 13A-1, 7.375%, 11/01/44	11/27 at 100.00	N/R	663,696
	Parker Road Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2020:
800	3.875%, 5/01/40	5/30 at 100.00	N/R	841,712
1,000	4.100%, 5/01/50	5/30 at 100.00	N/R	1,051,650
1,330	Parkland Preserve Community Development District, St Johns County, Florida, Special Assessment Revenue Bonds, Series 2019B, 5.500%, 11/01/32	No Opt. Call	N/R	1,531,123
	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012:
90	4.875%, 5/01/22	No Opt. Call	N/R	91,526
1,330	5.375%, 5/01/31	5/22 at 100.00	N/R	1,352,490
8,115	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	11/21 at 100.00	N/R	8,129,932
1,000	Poinciana West Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Series 2016-2, 5.700%, 5/01/37	5/27 at 100.00	N/R	1,112,120
	Preserve at South Branch Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Phase 1 Series 2018:
500	5.250%, 11/01/38	11/29 at 100.00	N/R	562,690
1,000	5.375%, 11/01/49	11/29 at 100.00	N/R	1,122,570
1,000	Preserve at South Branch Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Phase 3 Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,046,160
2,340	Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45 (AMT)	1/22 at 100.00	N/R	2,354,063
1,000	Quail Roost Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Expansion Area Project, Series 2021, 4.000%, 12/15/51 (WI/DD, Settling 10/07/21)	12/31 at 100.00	N/R	1,049,500

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2012:
$ 115	5.750%, 11/01/22	No Opt. Call	N/R	$117,784
1,250	6.125%, 11/01/32	No Opt. Call	N/R	1,490,850
1,000	6.875%, 11/01/42	11/32 at 100.00	N/R	1,301,710
	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015:
1,350	5.000%, 11/01/35	11/25 at 100.00	N/R	1,448,024
2,270	5.200%, 11/01/45	11/25 at 100.00	N/R	2,424,201
3,250	Renaissance Community Development District, Lee County, Florida, Special Assessment Bonds, Refunding Series 2012, 5.550%, 5/01/33	5/22 at 100.00	N/R	3,306,355
7,490	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/33	5/25 at 100.00	N/R	8,335,396
2,835	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	2,942,390
	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015:
2,740	5.000%, 5/01/36	5/28 at 100.00	N/R	3,054,333
2,705	5.000%, 11/01/47, 144A	11/27 at 100.00	N/R	2,958,540
2,530	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46	11/26 at 100.00	N/R	2,736,574
2,230	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 4 Project, Series 2017, 4.750%, 11/01/38, 144A	11/27 at 100.00	N/R	2,435,896
2,305	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004A-1, 6.250%, 5/01/36	5/22 at 100.00	N/R	2,350,109
	Reunion West Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 5 Project, Series 2019:
1,000	4.500%, 5/01/39	5/29 at 100.00	N/R	1,090,320
2,000	4.625%, 5/01/50	5/29 at 100.00	N/R	2,171,020
2,320	Rhodine Road North Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019, 4.750%, 5/01/50	5/29 at 100.00	N/R	2,526,526
1,250	River Glen Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,305,625
1,000	River Hall Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2021A-1, 3.000%, 5/01/36	5/31 at 100.00	N/R	992,970
998	Riverbend West Community Development District, Hilsborough County, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	1,084,247
1,380	Rivers Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2, 5.000%, 5/01/38	5/28 at 100.00	N/R	1,519,145
905	Rivers Edge III Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/51, 144A	5/31 at 100.00	N/R	940,775

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1:
$ 580	5.450%, 5/01/31	5/26 at 100.00	N/R	$619,800
820	5.600%, 5/01/37	5/26 at 100.00	N/R	868,044
1,300	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2020A-1, 4.875%, 5/01/50	5/30 at 100.00	N/R	1,364,987
	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016:
1,000	5.875%, 11/01/37	11/27 at 100.00	N/R	1,158,520
1,000	6.000%, 11/01/47	11/27 at 100.00	N/R	1,158,230
	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2018:
2,000	5.375%, 11/01/38, 144A	11/29 at 100.00	N/R	2,295,840
3,760	5.500%, 11/01/49, 144A	11/29 at 100.00	N/R	4,304,786
1,900	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 7.125%, 11/01/44	11/24 at 100.00	N/R	2,139,742
1,700	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.500%, 11/01/46	11/26 at 100.00	N/R	1,887,646
1,250	Sabal Palm Community Development District, Florida, Special Assessment Bonds, South Parcel Series 2017, 5.000%, 11/01/47, 144A	11/27 at 100.00	N/R	1,357,700
750	Sandridge Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2021A-1, 4.000%, 5/01/51	5/31 at 100.00	N/R	757,118
	Sawyers Landing Community Development District, Florida, Special Assessment Revenue Bonds, Series 2021:
1,615	4.125%, 5/01/41	5/31 at 100.00	N/R	1,691,115
3,030	4.250%, 5/01/53	5/31 at 100.00	N/R	3,153,321
1,575	Scenic Highway Community Development District, Haines, Florida, Special Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51	5/30 at 100.00	N/R	1,609,398
705	Seminole County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Galileo Schools for Gifted Learning, Series 2021A, 4.000%, 6/15/56, 144A	6/31 at 100.00	Ba1	771,369
	Shell Point Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Refunding Series 2019:
1,500	5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	1,703,475
2,995	5.375%, 11/01/49, 144A	11/29 at 100.00	N/R	3,380,756
1,000	Shingle Creek at Branson Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2021, 4.000%, 6/15/51	6/31 at 100.00	N/R	1,044,120
4,000	Shingle Creek Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area 2 Series 2019, 5.000%, 5/01/49	5/29 at 100.00	N/R	4,574,480
	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1A, Series 2018A-1:
390	5.250%, 11/01/38, 144A	11/28 at 100.00	N/R	435,540
580	5.375%, 11/01/48, 144A	11/28 at 100.00	N/R	648,382

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,100	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1B, Refunding Series 2018A-2, 5.500%, 5/01/49, 144A	No Opt. Call	N/R	$1,112,474
310	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.500%, 11/01/47, 144A	11/27 at 100.00	N/R	340,619
2,010	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015, 5.000%, 5/01/38	5/24 at 101.00	N/R	2,128,992
4,000	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017A, 5.250%, 11/01/48	11/27 at 100.00	N/R	4,430,720
130	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017B, 5.350%, 11/01/29	No Opt. Call	N/R	147,973
1,500	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 3 Phase 1, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,546,965
	Solterra Resort Community Development District, Polk County, Florida, Special Assessment Bonds, Series 2018:
995	5.250%, 5/01/39	5/31 at 100.00	N/R	1,150,180
2,925	5.375%, 5/01/49	5/31 at 100.00	N/R	3,405,080
5,300	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	11/21 at 100.00	N/R	5,306,678
1,000	South Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Area 1 Series 2021, 4.000%, 6/15/51	6/31 at 100.00	N/R	1,046,640
	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016:
60	5.000%, 5/01/29	5/27 at 100.00	N/R	65,224
785	5.375%, 5/01/37	5/27 at 100.00	N/R	869,160
2,740	5.625%, 5/01/47	5/27 at 100.00	N/R	3,041,647
	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2018:
1,510	5.000%, 5/01/38	5/28 at 100.00	N/R	1,681,249
3,750	5.375%, 5/01/49	5/28 at 100.00	N/R	4,213,725
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
36,610	4.000%, 8/15/42 (UB) (5)	8/27 at 100.00	A1	40,881,655
50,915	4.000%, 8/15/47 (UB) (5)	8/27 at 100.00	A1	56,638,864
	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2:
400	4.875%, 5/01/35	5/26 at 100.00	N/R	433,736
100	5.000%, 5/01/38	5/26 at 100.00	N/R	109,225
2,000	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 5.125%, 5/01/33	5/22 at 100.00	BBB	2,043,620
2,015	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.250%, 5/01/34	5/23 at 101.00	N/R	2,125,180

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Spencer Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019:
$ 1,000	5.000%, 5/01/39	5/29 at 100.00	N/R	$1,120,650
1,250	5.250%, 5/01/49	5/29 at 100.00	N/R	1,407,163
	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014:
2,125	5.125%, 11/01/34	11/24 at 100.00	N/R	2,263,082
3,265	5.500%, 11/01/44	11/24 at 100.00	N/R	3,496,717
	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
1,525	5.125%, 11/01/37, 144A	11/27 at 100.00	N/R	1,689,410
3,000	5.250%, 11/01/47, 144A	11/27 at 100.00	N/R	3,321,300
2,000	Stillwater Community Development District, Saint John's County, Florida, Special Assessment Bonds, 2021 Project Series 2021, 4.000%, 6/15/51, 144A	6/31 at 100.00	N/R	2,093,280
2,215	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/34	5/23 at 100.00	N/R	2,299,591
1,750	Stoneybrook North Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-1, 5.625%, 11/01/47	11/30 at 100.00	N/R	2,010,523
255	Stoneybrook North Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-2, 5.750%, 11/01/29	No Opt. Call	N/R	256,058
1,270	Stoneybrook North Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-3, 5.875%, 11/01/29	11/21 at 101.00	N/R	1,284,376
2,500	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 6.500%, 5/01/39	5/23 at 100.00	N/R	2,685,250
3,945	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014, 5.500%, 11/01/44	11/29 at 100.00	N/R	4,684,845
1,000	Storey Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Assessment Area Four Project, Series 2021, 4.000%, 6/15/51, 144A	6/31 at 100.00	N/R	1,040,770
	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1:
500	5.250%, 11/01/38, 144A	11/28 at 100.00	N/R	567,375
1,320	5.375%, 11/01/48, 144A	11/28 at 100.00	N/R	1,491,574
225	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	252,173
1,000	Summerstone Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Phase 2 Series 2021, 4.000%, 5/01/51, 144A	5/31 at 100.00	N/R	1,042,840
1,561	Summit At Fern Hill Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	1,684,147
1,850	Summit View Community Development District, Dade City, Florida, Special Assessment Revenue Bonds, Series 2021A, 5.000%, 5/01/52	No Opt. Call	N/R	1,810,207
1,000	Summit View Community Development District, Dade City, Florida, Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41	No Opt. Call	N/R	982,800
1,000	Tamarindo Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,048,660

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,815	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	$1,947,531
6,000	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019A-1, 4.750%, 5/01/50	5/29 at 100.00	N/R	6,480,420
1,775	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, Series 2021B, 4.500%, 5/01/36	No Opt. Call	N/R	1,795,785
6,750	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, South Assessment Area Series 2021B, 4.625%, 5/01/36, 144A	9/23 at 100.00	N/R	6,651,247
	Timber Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
1,000	5.000%, 11/01/38, 144A	11/32 at 100.00	N/R	1,160,710
1,250	5.000%, 11/01/48, 144A	11/32 at 100.00	N/R	1,436,988
2,000	4.000%, 12/15/51 (WI/DD, Settling 10/20/21)	12/31 at 100.00	N/R	2,084,740
	Tohoqua Community Development District, Florida, Special Assessment Revenue Bonds, Series 2018:
985	4.700%, 5/01/38, 144A	5/28 at 100.00	N/R	1,072,567
1,075	4.800%, 5/01/48, 144A	5/28 at 100.00	N/R	1,161,699
11,820	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (6)	5/22 at 100.00	N/R	10,531,620
	Tolomato Community Development District, Florida, Special Assessment Bonds, Expansion Parcel Project, Series 2018:
580	4.850%, 5/01/38, 144A	5/28 at 100.00	N/R	647,616
975	5.000%, 5/01/48, 144A	5/28 at 100.00	N/R	1,086,930
	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3:
340	6.375%, 5/01/22 (4)	No Opt. Call	N/R	3
1,715	6.450%, 5/01/23 (4)	11/21 at 100.00	N/R	17
2,060	6.550%, 5/01/27 (4)	11/21 at 100.00	N/R	21
10,355	6.650%, 5/01/40 (4)	11/21 at 100.00	N/R	104
12,095	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (4)	11/21 at 100.00	N/R	121
4,810	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Senior Lien Series 2018A-2, 5.625%, 5/01/40, 144A	5/28 at 100.00	N/R	5,398,071
35,080	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (6)	11/21 at 100.00	N/R	34,999,667
21,550	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (6)	11/21 at 100.00	N/R	16,674,743
23,470	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (4)	11/21 at 100.00	N/R	235
2,340	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2018B-2, 5.125%, 5/01/39	5/28 at 100.00	N/R	2,651,758
3,225	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 6.250%, 11/01/44	11/26 at 102.00	N/R	3,770,347

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 2B Project, Series 2018:
$ 280	5.375%, 5/01/38	5/29 at 100.00	N/R	$316,649
530	5.500%, 5/01/49	5/29 at 100.00	N/R	595,482
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3A Project, Series 2018:
1,265	5.375%, 5/01/38	5/29 at 100.00	N/R	1,432,372
2,600	5.500%, 5/01/49	5/29 at 100.00	N/R	2,923,050
1,225	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3B Project, Series 2019, 4.625%, 5/01/50	5/30 at 100.00	N/R	1,336,941
1,780	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3C Project, Series 2019, 4.625%, 5/01/50	5/30 at 100.00	N/R	1,942,656
1,535	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3D Project, Series 2020, 4.000%, 5/01/51, 144A	5/30 at 100.00	N/R	1,598,672
4,865	Tradition Community Development District 1, Port Saint Lucie, Florida, Irrigation System Revenue Bonds, Existing System Series 2017, 4.500%, 10/01/47	10/27 at 100.00	N/R	5,214,648
1,000	Tradition Community Development District 9, Port Saint Lucie, Florida, Special Assessment Bonds, Series 2021, 4.000%, 5/01/52	5/31 at 100.00	N/R	1,046,160
825	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1, 5.375%, 11/01/36	11/28 at 100.00	N/R	943,388
	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area 1 - Phase 2 Project, Series 2018:
725	5.250%, 11/01/39, 144A	11/30 at 100.00	N/R	833,779
1,000	5.375%, 11/01/49, 144A	11/30 at 100.00	N/R	1,155,700
750	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2012, 6.750%, 11/01/43 – AGM Insured	11/32 at 100.00	N/R	957,068
2,795	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019A, 4.750%, 5/01/50	5/29 at 100.00	N/R	3,030,395
1,500	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019B, 4.875%, 5/01/32	No Opt. Call	N/R	1,694,460
1,000	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Village N&P Project, Series 2021, 4.000%, 11/01/50	11/31 at 100.00	N/R	1,042,570
1,305	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.875%, 5/01/25	No Opt. Call	N/R	1,372,899
	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2018:
1,100	5.375%, 5/01/38	5/28 at 100.00	N/R	1,231,549
3,370	5.500%, 5/01/49	5/28 at 100.00	N/R	3,761,425
1,060	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2020, 4.000%, 5/01/51	5/30 at 100.00	N/R	1,090,507
	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels A, B & C, Series 2018:
1,400	5.000%, 11/01/39	11/29 at 100.00	N/R	1,582,392
2,500	5.125%, 11/01/49	11/29 at 100.00	N/R	2,817,625

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015:
$ 1,930	5.000%, 11/01/36	11/25 at 100.00	N/R	$2,076,970
555	5.125%, 11/01/45	11/25 at 100.00	N/R	594,183
2,440	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 4 Project, Series 2015A, 5.625%, 11/01/45	11/28 at 100.00	N/R	2,805,561
10,650	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1, 6.375%, 11/01/47	11/31 at 100.00	N/R	12,346,438
2,445	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2, 6.375%, 11/01/47	11/31 at 100.00	N/R	2,834,464
615	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.750%, 5/01/37	5/26 at 100.00	N/R	657,060
	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1:
255	5.375%, 11/01/37	11/27 at 100.00	N/R	284,646
1,000	5.500%, 11/01/46	11/27 at 100.00	N/R	1,108,410
1,990	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-1, 5.500%, 11/01/47, 144A	11/28 at 100.00	N/R	2,281,873
	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-1:
1,485	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	1,674,768
2,630	5.125%, 11/01/49, 144A	11/29 at 100.00	N/R	2,943,969
890	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-2, 5.250%, 5/01/49, 144A	No Opt. Call	N/R	1,053,155
1,000	V-Dana Community Development District, Lee County, Florida, Special Assessment Bonds, Area 1 - 2021 Project, Series 2021, 4.000%, 5/01/52	5/31 at 100.00	N/R	1,035,410
	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1:
1,500	5.500%, 5/01/34	5/22 at 100.00	N/R	1,522,965
130	6.125%, 5/01/42	5/22 at 100.00	N/R	132,454
2,735	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34	5/22 at 100.00	N/R	2,776,873
1,055	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	N/R	1,368,346
	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks, Refunding Series 2021:
1,000	4.000%, 5/01/51, 144A	5/31 at 100.00	N/R	1,041,180
795	4.000%, 5/01/51, 144A	5/31 at 100.00	N/R	827,738
	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area One-Gardens East Project, Series 2018A:
1,135	5.000%, 11/01/39	11/29 at 100.00	N/R	1,285,274
1,080	5.000%, 11/01/39	11/29 at 100.00	N/R	1,222,992
1,850	5.125%, 11/01/49	11/29 at 100.00	N/R	2,089,057
1,765	5.125%, 11/01/49	11/29 at 100.00	N/R	1,993,073

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,120	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area Three, Four and Five, Series 2018B, 5.875%, 11/01/32	11/21 at 101.00	N/R	$1,132,690
4,430	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	4,572,114
	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod A Project, Series 2017:
1,640	4.750%, 11/01/38	11/27 at 100.00	N/R	1,778,350
2,200	5.000%, 11/01/48	11/27 at 100.00	N/R	2,390,146
	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod B Project, Series 2017:
1,300	4.750%, 11/01/38	11/27 at 100.00	N/R	1,409,668
1,800	5.000%, 11/01/48	11/27 at 100.00	N/R	1,955,574
	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod C Project, Series 2017:
900	5.000%, 11/01/38	11/27 at 100.00	N/R	985,653
1,425	5.125%, 11/01/48	11/27 at 100.00	N/R	1,557,212
1,015	Verano 3 Community Development District, Florida, Special Assessment Bonds, Phase 1 Assessment Area, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,064,390
1,805	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Series 2019, 4.875%, 5/01/50	5/29 at 100.00	N/R	1,980,157
1,260	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51	5/30 at 100.00	N/R	1,314,079
95	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase One Assessment Area, Refunding Series 2012A-1, 5.600%, 5/01/22	No Opt. Call	BBB-	97,543
	Waterset Central Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
1,925	5.125%, 11/01/38, 144A	11/28 at 100.00	N/R	2,163,219
4,000	5.250%, 11/01/49, 144A	11/28 at 100.00	N/R	4,483,120
	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014:
1,940	5.125%, 11/01/35	11/24 at 100.00	N/R	2,063,714
1,605	5.250%, 5/01/39	5/27 at 100.00	N/R	1,751,183
1,765	West Port Community Development District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 1- 2021 Project, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,821,709
1,500	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit Development 7 Villages F-1 & F-5, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,560,540
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 7 Master Infrastructure, Series 2019:
3,030	4.750%, 5/01/39	5/29 at 100.00	N/R	3,353,665
6,500	5.000%, 5/01/50	5/29 at 100.00	N/R	7,253,545
710	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 7 Village B Parcel, Series 2019, 5.000%, 5/01/50, 144A	5/29 at 100.00	N/R	786,282

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 2,250	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 8 Master Infrastructure, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	$2,340,810
	Westside Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Solara Phase 1 Assessment Area, Series 2018:
515	5.000%, 5/01/38, 144A	5/28 at 100.00	N/R	572,999
575	5.200%, 5/01/48, 144A	5/28 at 100.00	N/R	638,325
2,000	Westside Haines City Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2021, 4.000%, 5/01/52	5/31 at 100.00	N/R	2,056,080
2,600	Willow Hammock Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2017, 5.000%, 11/01/47, 144A	11/27 at 100.00	N/R	2,845,934
	Willows Community Development District, Florida, Special Assessment Bonds, Series 2019:
1,500	5.000%, 5/01/39	5/29 at 100.00	N/R	1,680,975
3,000	5.200%, 5/01/50	5/29 at 100.00	N/R	3,366,450
1,000	Wind Meadows South Community Development District, Bartow, Florida, Special Assessment Bonds, Assessment Area 1 Project, Series 2021, 4.000%, 5/01/52 (WI/DD, Settling 10/15/21)	5/31 at 100.00	N/R	1,027,970
1,870	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series 2015, 5.000%, 11/01/45	11/26 at 100.00	N/R	2,017,188
1,000	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49	11/29 at 100.00	N/R	1,102,330
1,555	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 1 Project, Series 2015, 5.000%, 11/01/35	11/25 at 100.00	N/R	1,669,432
1,000	Windward Community Development District, Florida, Special Assessment Bonds, Series 2020A-2, 4.400%, 11/01/35	No Opt. Call	N/R	1,070,550
	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2014:
500	5.375%, 5/01/35	5/25 at 100.00	N/R	542,630
2,375	5.625%, 5/01/45	5/25 at 100.00	N/R	2,581,506
	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016:
915	4.875%, 5/01/36	5/26 at 100.00	N/R	997,286
1,700	5.000%, 5/01/47	5/26 at 100.00	N/R	1,850,518
	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
510	5.125%, 5/01/36	5/28 at 100.00	N/R	564,060
925	5.500%, 5/01/46	5/28 at 100.00	N/R	1,034,816
1,010	Zephyr Lakes Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2021, 4.000%, 5/01/51	5/34 at 100.00	N/R	1,045,370
	Zephyr Lakes Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2019:
1,580	5.500%, 11/01/39, 144A	11/30 at 100.00	N/R	1,830,398
2,705	5.625%, 11/01/49, 144A	11/30 at 100.00	N/R	3,122,922
3,089,487	Total Florida			3,169,190,590

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia – 1.7%
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
$ 500	6.500%, 1/01/29	1/28 at 100.00	N/R	$380,230
24,900	6.750%, 1/01/35	1/28 at 100.00	N/R	18,801,492
31,660	7.000%, 1/01/40	1/28 at 100.00	N/R	23,837,131
1,485	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Testletree Village Apartments, Series 2013A, 5.000%, 11/01/48	11/23 at 100.00	BB+	1,494,519
11,460	Atlanta, Georgia, Airport General Revenue Bonds, Series 2019B, 4.000%, 7/01/49 (AMT) (UB) (5)	7/29 at 100.00	A+	12,917,712
	Atlanta, Georgia, Department of Aviation Revenue Bonds, Series 2021C:
2,705	4.000%, 7/01/40 (AMT) (WI/DD, Settling 10/06/21)	7/31 at 100.00	N/R	3,223,143
2,325	4.000%, 7/01/41 (AMT) (WI/DD, Settling 10/06/21)	7/31 at 100.00	N/R	2,762,123
2,360	4.000%, 7/01/42 (AMT) (WI/DD, Settling 10/06/21)	7/31 at 100.00	N/R	2,797,308
4,385	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Trust 2015-XF0234, 22.724%, 3/01/23, 144A (IF) (5)	1/30 at 0.00	AA-	7,634,417
	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
890	5.250%, 12/01/22 (4), (8)	11/21 at 100.00	N/R	72,099
95	5.375%, 12/01/28 (4), (8)	11/21 at 100.00	N/R	7,696
91	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 2016, 6.500%, 10/01/21 (4), (8)	No Opt. Call	N/R	100,439
10,385	Brookhaven Development Authority, Georgia, Revenue Bonds, Children's Healthcare of Atlanta, Inc Project, Series 2019A, 4.000%, 7/01/49 (UB) (5)	7/29 at 100.00	Aa2	11,912,945
22,880	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Transmission Corporation Vogtle Project, Series 2012, 2.750%, 1/01/52 (UB) (5)	5/31 at 100.00	A1	22,893,499
	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc, Series 2017:
1,000	4.000%, 8/15/41 (UB) (5)	2/28 at 100.00	AA-	1,120,790
22,510	4.000%, 8/15/48 (UB) (5)	2/28 at 100.00	AA-	24,987,451
4,750	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%, 10/01/43	10/23 at 100.00	N/R	5,008,970
5,445	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 6.500%, 4/01/43 (Pre-refunded 4/01/23)	4/23 at 100.00	N/R (7)	5,932,436
40,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2020A, 3.000%, 2/15/47 (UB) (5)	2/30 at 100.00	A	42,210,000
2,630	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Tender Option Bond Trust 2015-XF1016, 24.177%, 8/15/49, 144A (IF) (5)	2/25 at 100.00	AA-	4,749,254
	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A:
14,795	4.000%, 1/01/44 – AGM Insured (UB) (5)	7/28 at 100.00	BBB+	16,725,304
28,600	4.000%, 1/01/49 (UB) (5)	7/28 at 100.00	BBB+	31,973,084
34,110	4.000%, 1/01/59 (UB) (5)	7/28 at 100.00	BBB+	37,929,979

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$ 4,000	Georgia State Road and Tollway Authority, Guaranteed Revenue Bonds, Series 2021A, 3.000%, 7/15/51 (UB) (5)	7/31 at 100.00	AAA	$4,282,760
7,000	Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System Inc, Series 2017A, 4.000%, 4/01/42 (UB) (5)	4/27 at 100.00	A	7,810,250
	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017:
1,840	5.875%, 6/15/47, 144A	6/27 at 100.00	N/R	2,109,854
1,550	6.000%, 6/15/52, 144A	6/27 at 100.00	N/R	1,783,011
20,610	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A, 5.000%, 5/15/43 (UB) (5)	5/29 at 100.00	A3	24,704,589
	Marietta Development Authority, Georgia, University Facilities Revenue Bonds, Life University, Inc Project, Refunding Series 2017A:
3,000	5.000%, 11/01/27, 144A	No Opt. Call	Ba3	3,333,990
5,000	5.000%, 11/01/37, 144A	11/27 at 100.00	Ba3	5,574,950
	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2019A:
47,285	5.000%, 1/01/49 (UB) (5)	7/28 at 100.00	Baa1	56,804,889
16,000	5.000%, 1/01/59 (UB) (5)	7/28 at 100.00	Baa1	19,143,360
15,700	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2019A, 4.000%, 1/01/49 (UB) (5)	1/29 at 100.00	BBB+	17,600,328
3,330	White County Development Authority, Georgia, Revenue Bonds Truett McConnell University, Series 2019, 5.250%, 10/01/49	10/26 at 103.00	N/R	3,500,629
395,276	Total Georgia			426,120,631
	Guam – 0.0%
2,095	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	BB	2,119,386
	Guam AB Won Pat International Airport Authority, Revenue Bonds, Series 2013C:
735	6.375%, 10/01/43 (Pre-refunded 10/01/23) (AMT)	10/23 at 100.00	Baa2 (7)	821,561
675	6.375%, 10/01/43 (AMT)	10/23 at 100.00	Baa2	733,813
3,505	Total Guam			3,674,760
	Hawaii – 0.2%
1,565	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%, 1/01/45, 144A	1/25 at 100.00	Ba3	1,625,440
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
3,040	6.625%, 7/01/33	7/23 at 100.00	BB	3,279,886
9,450	6.875%, 7/01/43	7/23 at 100.00	BB	10,168,295
7,300	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A	7/27 at 100.00	N/R	8,196,951
16,795	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Refunding Series 2017B, 4.000%, 3/01/37 (AMT) (UB) (5)	3/27 at 100.00	Baa1	18,509,769
5,205	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 6.750%, 5/01/47	5/22 at 100.00	BBB	5,307,747

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Hawaii (continued)
	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012:
$ 1,100	5.625%, 5/15/33	5/22 at 100.00	N/R	$1,123,694
3,000	5.750%, 5/15/42	5/22 at 100.00	N/R	3,060,900
47,455	Total Hawaii			51,272,682
	Idaho – 0.2%
3,456	Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special Assessment Bonds, Assessment Area One, Series 2011, 9.000%, 9/01/40	11/21 at 100.00	N/R	3,465,746
30,000	Idaho Falls Auditorium District, Idaho, Certifications of Participation, Annual Appropriation Series 2021, 5.250%, 5/15/51, 144A	5/26 at 102.00	N/R	30,164,400
	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A:
680	4.500%, 7/01/30, 144A	7/25 at 100.00	N/R	697,612
2,270	5.000%, 7/01/40, 144A	7/25 at 100.00	N/R	2,331,335
6,040	5.250%, 7/01/55, 144A	7/25 at 100.00	N/R	6,200,241
275	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Gem Prep Meridian North LLC, Series 2020B, 5.250%, 7/01/27, 144A	7/25 at 100.00	N/R	280,198
2,220	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Gem Prep Meridian South Charter School Project, Series 2021, 4.000%, 5/01/56, 144A	11/25 at 100.00	N/R	2,179,085
955	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Compass Public Charter School, Inc Project, Series 2018A, 6.000%, 7/01/49, 144A	7/28 at 100.00	BB	1,143,460
	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Xavier Charter School, Inc Project, Series 2015A:
975	5.000%, 6/01/35	6/25 at 100.00	BBB	1,084,122
2,380	5.000%, 6/01/44	6/25 at 100.00	BBB	2,618,524
49,251	Total Idaho			50,164,723
	Illinois – 10.7%
6,410	Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway Redevelopment Project, Series 2007A, 5.700%, 5/01/36	11/21 at 100.00	N/R	6,412,820
4,456	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	11/21 at 100.00	N/R	4,391,904
4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2019, 5.250%, 3/01/41	3/28 at 100.00	N/R	4,231,360
4,515	Central Illinois Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Huntington Ridge Apartments Project, Series 2014, 5.000%, 8/01/30	8/24 at 100.00	N/R	4,629,410
5,505	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2016-XG0073, 23.994%, 12/01/39 – AGM Insured, 144A (IF) (5)	12/21 at 100.00	A2	5,647,910
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016:
11,130	5.750%, 4/01/35 (UB) (5)	4/27 at 100.00	A-	13,564,576
38,215	6.100%, 4/01/36 (UB) (5)	4/27 at 100.00	A-	47,203,550
119,345	6.000%, 4/01/46 (UB) (5)	4/27 at 100.00	A-	145,082,943

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017:
$ 6,115	5.000%, 4/01/42 (UB) (5)	4/27 at 100.00	A-	$7,143,298
4,685	5.000%, 4/01/46 (UB) (5)	4/27 at 100.00	A-	5,446,547
7,500	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018, 5.000%, 4/01/46 (UB) (5)	4/28 at 100.00	A-	8,913,600
2,130	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%, 12/01/32	12/24 at 100.00	BB	2,369,710
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A:
58,530	5.000%, 12/01/41	12/21 at 100.00	Ba3	58,898,154
1,100	5.250%, 12/01/41	12/21 at 100.00	Ba3	1,107,359
16,800	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A	12/27 at 100.00	BB	21,894,600
3,580	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/46	12/27 at 100.00	BB	4,211,548
23,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46	12/23 at 100.00	BB	24,314,910
255,480	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB	308,647,943
42,670	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	BB	55,299,467
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A:
8,445	4.000%, 12/01/50 (UB) (5)	12/29 at 100.00	A+	9,626,118
6,905	4.000%, 12/01/55 (UB) (5)	12/29 at 100.00	A+	7,750,103
8,935	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40 (Pre-refunded 12/01/21) (UB) (5)	12/21 at 100.00	A2 (7)	9,007,820
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014:
52,720	5.000%, 12/01/44 (UB) (5)	12/24 at 100.00	AA	59,672,714
20,000	5.250%, 12/01/49 (UB) (5)	12/24 at 100.00	AA	22,874,400
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2015-XF0232:
2,950	22.522%, 9/01/22 – AGM Insured, 144A (IF) (5)	1/30 at 0.00	AA	4,894,021
8,000	22.537%, 9/01/22 – AGM Insured, 144A (IF) (5)	1/30 at 0.00	AA	13,275,520
500	22.537%, 9/01/22 – AGM Insured, 144A (IF) (5)	1/30 at 0.00	AA	829,720
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2017-XF2426:
2,600	22.504%, 12/01/44, 144A (IF) (5)	12/24 at 100.00	AA	4,314,544
2,000	22.504%, 12/01/44, 144A (IF) (5)	12/24 at 100.00	AA	3,318,880
3,755	22.504%, 12/01/44, 144A (IF) (5)	12/24 at 100.00	AA	6,231,197

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust Series 2020-XF2913:
$ 1,000	23.749%, 12/01/49 (Mandatory Put 10/07/21), 144A (IF) (5)	12/24 at 100.00	AA	$1,718,630
2,000	23.749%, 12/01/49, 144A (IF) (5)	12/24 at 100.00	AA	3,437,260
1,150	23.749%, 12/01/49, 144A (IF) (5)	12/24 at 100.00	AA	1,976,425
4,574	Chicago, Illinois, Certificates of Participation Tax Increment Allocation Bonds, Pulaski Promenade Project, Note Series 2017, 5.240%, 2/15/31, 144A	10/21 at 100.00	N/R	4,577,427
785	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopment Project, Series 2012, 6.100%, 1/15/29	10/21 at 100.00	N/R	784,886
9,023	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	9,294,051
5,168	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (4)	11/21 at 100.00	N/R	3,961,106
3,983	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopment Project, Series 2013A, 7.125%, 3/15/33	10/21 at 100.00	N/R	3,983,408
5,287	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc Redevelopment Project-Whole Foods Warehouse & Distribution, 5.000%, 3/15/34, 144A	10/21 at 100.00	N/R	5,289,804
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2018A:
20,320	4.000%, 1/01/43 (AMT) (UB) (5)	1/29 at 100.00	A	22,964,242
30,550	5.000%, 1/01/48 (AMT) (UB) (5)	1/29 at 100.00	A	36,812,444
6,375	5.000%, 1/01/53 (AMT) (UB) (5)	1/29 at 100.00	A	7,656,821
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2018B:
18,485	4.000%, 1/01/44 (UB) (5)	1/29 at 100.00	A	20,996,557
3,500	5.000%, 1/01/48 (UB) (5)	1/29 at 100.00	A	4,241,125
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
9,325	0.000%, 1/01/34 – FGIC Insured	No Opt. Call	BBB-	7,079,354
32,270	0.000%, 1/01/39 – NPFG Insured	No Opt. Call	BBB-	20,441,431
	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B:
2,595	5.500%, 1/01/31	1/25 at 100.00	Ba1	2,935,282
2,000	5.500%, 1/01/34	1/25 at 100.00	Ba1	2,258,300
2,500	5.500%, 1/01/37	1/25 at 100.00	Ba1	2,818,575
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A:
2,995	5.250%, 1/01/30	1/24 at 100.00	Ba1	3,252,780
1,445	5.250%, 1/01/32	1/24 at 100.00	Ba1	1,564,834
5,000	5.000%, 1/01/35	1/24 at 100.00	Ba1	5,374,250
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A:
5,000	5.625%, 1/01/30	1/27 at 100.00	BBB-	6,090,100
15,025	5.750%, 1/01/33	1/27 at 100.00	BBB-	18,296,093
92,600	6.000%, 1/01/38	1/27 at 100.00	BBB-	113,587,790

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B:
$ 2,740	5.250%, 1/01/28	1/25 at 100.00	Ba1	$3,097,241
2,900	5.500%, 1/01/34	1/25 at 100.00	Ba1	3,274,535
	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D:
6,000	5.500%, 1/01/33	1/25 at 100.00	Ba1	6,776,520
6,850	5.500%, 1/01/37	1/25 at 100.00	Ba1	7,722,896
15,815	5.500%, 1/01/40	1/25 at 100.00	Ba1	17,809,271
	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2008C:
1,000	0.000%, 1/01/27	No Opt. Call	Ba1	892,300
5,030	0.000%, 1/01/29	No Opt. Call	Ba1	4,189,135
	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
3,070	5.250%, 1/01/35	11/21 at 100.00	Ba1	3,098,735
4,130	5.000%, 1/01/40	11/21 at 100.00	Ba1	4,168,657
9,400	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	1/22 at 100.00	Ba1	9,487,138
3,365	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/35	1/26 at 100.00	BBB-	3,842,695
	Chicago, Illinois, General Obligation Bonds, Series 2000A:
5,515	0.000%, 1/01/28 – FGIC Insured	No Opt. Call	BBB-	4,989,034
4,125	0.000%, 1/01/29 – FGIC Insured	No Opt. Call	BBB-	3,627,649
	Chicago, Illinois, General Obligation Bonds, Series 2015A:
3,900	5.500%, 1/01/35	1/25 at 100.00	BBB-	4,400,058
4,775	5.500%, 1/01/39	1/25 at 100.00	BBB-	5,380,231
6,795	Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%, 1/01/44	1/29 at 100.00	BBB-	8,092,573
800	Chicago, Illinois, General Obligation Bonds, Tender Option Bond Trust 2016-XF2342, 22.847%, 1/01/35 – AGM Insured, 144A (IF) (5)	6/21 at 100.00	A2	811,280
8,110	Chicago, Illinois, General Obligation Bonds, Variable Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	Ba1	9,115,072
6,000	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2017, 4.000%, 11/15/39 (UB)	11/27 at 100.00	AA-	6,747,660
	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2018:
1,400	4.000%, 11/15/34 (UB) (5)	11/27 at 100.00	AA-	1,609,006
16,170	4.000%, 11/15/37 (UB) (5)	11/27 at 100.00	AA-	18,252,049
1,645	4.000%, 11/15/38 (UB) (5)	11/27 at 100.00	AA-	1,853,471
495	East Dundee, Illinois, Kane and Cook Counties, Illinois, Limited Obligation Tax Increment Revenue Bonds, Route 25 South Redevelopment Project, Series 2012, 5.250%, 12/01/22	12/21 at 100.00	N/R	495,866
6,870	Evergreen Park, Cook County, Illinois, Sales Tax Revenue Bonds, Evergreen Plaza Development Project, Senior Lien Series 2019A, 4.375%, 12/01/36, 144A	12/29 at 100.00	N/R	6,967,279
930	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (AMT)	11/21 at 100.00	B3	931,153
	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series 2016A:
11,295	6.250%, 11/01/36, 144A (4)	11/26 at 100.00	N/R	9,459,224
13,325	6.375%, 11/01/46, 144A (4)	11/26 at 100.00	N/R	10,531,147

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 1,870	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Taxable Series 2016B, 10.000%, 11/01/24, 144A (4)	No Opt. Call	N/R	$1,792,619
46,000	Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Refunding Series 2018A, 4.125%, 5/15/47 (UB) (5)	11/28 at 100.00	A3	52,187,000
	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
845	5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	958,509
4,475	6.000%, 12/01/45, 144A	12/25 at 100.00	N/R	5,063,284
	Illinois Finance Authority, Local Government Program Revenue Bonds, Maine Township High School District Number 207 Project, Series 2019:
9,645	4.000%, 12/01/34 (UB) (5)	12/29 at 100.00	Aa1	11,513,526
5,500	4.000%, 12/01/37 (UB) (5)	12/29 at 100.00	Aa1	6,515,630
11,690	4.000%, 12/01/38 (UB) (5)	12/29 at 100.00	Aa1	13,836,050
12,200	4.000%, 11/01/39 (UB) (5)	12/29 at 100.00	Aa1	14,414,788
1,500	Illinois Finance Authority, Revenue Bonds, Acero Charter Schools, Inc, Series 2021, 4.000%, 10/01/42, 144A	10/31 at 100.00	BB+	1,651,800
	Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project, Refunding Series 2017:
4,500	5.250%, 5/15/42	5/24 at 103.00	N/R	4,749,390
450	5.250%, 5/15/54	5/24 at 103.00	N/R	471,785
29,150	5.500%, 5/15/54	5/24 at 103.00	N/R	30,809,509
44,090	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 4.000%, 6/01/47 (UB) (5)	6/22 at 100.00	Aa3	45,200,186
	Illinois Finance Authority, Revenue Bonds, Ann & Robert H Lurie Children's Hospital of Chicago, Refunding Series 2017:
2,500	4.000%, 8/15/37 (UB) (5)	8/27 at 100.00	AA-	2,831,750
6,000	4.000%, 8/15/39 (UB) (5)	8/27 at 100.00	AA-	6,768,540
2,455	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 4.000%, 2/15/36 (UB)	2/27 at 100.00	Aa2	2,778,471
5,190	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 5.375%, 11/15/39	11/21 at 100.00	N/R	5,200,588
760	Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living Project, Series 2007, 6.100%, 12/01/41 (AMT)	11/21 at 100.00	N/R	752,962
2,905	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB-	2,974,865
33,960	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Series 2020A, 3.250%, 8/15/49 (UB) (5)	8/30 at 100.00	AA-	36,807,206
3,500	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial HealthCare, Series 2013, 4.000%, 8/15/42 (UB) (5)	8/22 at 100.00	Aa2	3,617,215
119,100	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Series 2017A, 4.000%, 7/15/47 (UB) (5)	1/28 at 100.00	Aa2	135,723,978

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 2015-XF0076:
$ 1,000	17.967%, 8/15/37, 144A (IF)	8/22 at 100.00	Aa2	$1,168,480
1,925	17.978%, 8/15/37, 144A (IF)	8/22 at 100.00	Aa2	2,249,536
560	18.057%, 8/15/37, 144A (IF)	8/22 at 100.00	Aa2	654,349
32,685	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2020A, 3.000%, 5/15/50 (UB) (5)	11/30 at 100.00	A3	34,271,530
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bonds Trust 2016-XF2338:
3,525	17.772%, 5/15/41 (Pre-refunded 5/15/22), 144A (IF) (5)	5/22 at 100.00	A3 (7)	3,942,642
2,500	17.772%, 5/15/41 (Pre-refunded 5/15/22), 144A (IF) (5)	5/22 at 100.00	A3 (7)	2,796,200
	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2019A:
7,650	6.125%, 4/01/49, 144A	10/28 at 100.50	N/R	9,281,057
24,695	6.125%, 4/01/58, 144A	10/28 at 100.50	N/R	29,698,948
13,700	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed Period Series 2021A, 3.000%, 8/15/48 (UB) (5)	8/31 at 100.00	AA-	14,429,662
69,495	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2016B, 4.000%, 8/15/41 (UB) (5)	2/27 at 100.00	A1	77,614,101
40,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2018A, 5.000%, 10/01/48 (UB) (5)	10/27 at 100.00	AA-	48,503,200
3,035	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2013, 5.250%, 2/15/40	2/23 at 100.00	N/R	3,129,176
	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A:
17,800	5.000%, 10/01/46 (Pre-refunded 10/01/25) (UB)	10/25 at 100.00	N/R (7)	20,946,150
2,200	5.000%, 10/01/46 (UB) (5)	10/25 at 100.00	AA-	2,549,998
1,660	Illinois Finance Authority, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Cook LLC Northeastern Illinois University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	B-	1,499,827
22,010	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized - Lifelink Developments, Series 2006, 4.850%, 4/20/41 (AMT) (UB) (5)	6/21 at 100.00	AA+	22,049,178
	Illinois Sports Facility Authority, State Tax Supported Bonds, Tender Option Bond Trust 2015-XF1009:
2,245	18.806%, 6/15/32 – AGM Insured, 144A (IF) (5)	6/24 at 100.00	BB+	3,130,024
3,305	18.809%, 6/15/32 – AGM Insured, 144A (IF) (5)	6/24 at 100.00	BB+	4,608,128
250	18.816%, 6/15/32 – AGM Insured, 144A (IF) (5)	6/24 at 100.00	BB+	348,610
	Illinois State, General Obligation Bonds, April Series 2014:
8,695	5.000%, 4/01/36 – AGM Insured (UB) (5)	4/24 at 100.00	A2	9,524,068
5,000	5.000%, 4/01/39	4/24 at 100.00	BBB-	5,449,950
4,445	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/39	2/24 at 100.00	BBB-	4,818,602
1,300	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/41	1/26 at 100.00	BBB-	1,469,936
	Illinois State, General Obligation Bonds, March Series 2012:
11,500	5.000%, 3/01/30 (UB) (5)	3/22 at 100.00	BBB-	11,708,955
10,500	5.000%, 3/01/33 (UB) (5)	3/22 at 100.00	BBB-	10,686,270

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, March Series 2021A:
$ 1,000	4.000%, 3/01/41	3/31 at 100.00	BBB-	$1,140,230
9,000	5.000%, 3/01/46	3/31 at 100.00	BBB-	11,019,330
	Illinois State, General Obligation Bonds, May Series 2014:
7,625	5.000%, 5/01/33 (UB) (5)	5/24 at 100.00	BBB-	8,319,943
100	5.000%, 5/01/36	5/24 at 100.00	BBB-	109,047
10,285	Illinois State, General Obligation Bonds, May Series 2020, 5.750%, 5/01/45	5/30 at 100.00	BBB-	13,026,055
	Illinois State, General Obligation Bonds, Series 2013:
170	5.500%, 7/01/26	7/23 at 100.00	BBB-	183,974
100	5.500%, 7/01/38	7/23 at 100.00	BBB-	106,726
1,795	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1006, 17.784%, 4/01/32 – AGM Insured, 144A (IF) (5)	4/24 at 100.00	A2	2,501,081
6,665	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 18.020%, 2/01/39 – AGM Insured, 144A (IF) (5)	2/24 at 100.00	A2	9,066,400
	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1012:
2,750	17.722%, 7/01/28, 144A (IF) (5)	7/23 at 100.00	BBB-	3,625,078
1,850	18.712%, 7/01/33 – AGM Insured, 144A (IF) (5)	7/23 at 100.00	BBB-	2,416,766
8,825	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior Obligation September Series 2016A, 4.000%, 6/15/31 (UB) (5)	6/26 at 100.00	BBB	9,841,816
2,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bonds Trust 2015-XF0230, 22.697%, 12/01/21, 144A (IF) (5)	1/30 at 0.00	A1	2,932,300
	Lombard Public Facilities Corporation, Illinois, Conference Center and Hotel Revenue Bonds, First Tier Series 2005A-2:
6,805	5.500%, 1/01/30, 144A (4)	3/28 at 100.00	N/R	6,918,099
4,015	5.500%, 1/01/36, 144A (4)	3/28 at 100.00	N/R	4,027,808
1,220	Matteson, Illinois, Tax Increment Revenue Bonds, Limited Obligation Series 2015, 6.500%, 12/01/35	12/26 at 100.00	N/R	1,361,410
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
8,715	0.000%, 12/15/41 – AGM Insured	No Opt. Call	A2	5,223,248
10	0.000%, 12/15/50	No Opt. Call	BB+	4,104
7,100	0.000%, 12/15/50 – AGM Insured	No Opt. Call	A2	3,158,506
7,785	0.000%, 12/15/51 – AGM Insured	No Opt. Call	A2	3,349,185
7,735	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50 (UB) (5)	12/29 at 100.00	A2	8,724,384
6,455	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2022A, 4.000%, 6/15/52 (WI/DD, Settling 3/17/22)	12/31 at 100.00	BB+	7,232,505
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A:
15,000	0.000%, 12/15/52	No Opt. Call	BB+	5,740,200
12,900	0.000%, 12/15/52 – AGM Insured	No Opt. Call	BB+	5,380,332
985	5.000%, 6/15/53	12/25 at 100.00	BB+	1,112,843
7,360	5.000%, 6/15/53 (UB) (5)	12/25 at 100.00	BB+	8,315,254

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 15,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A, 0.000%, 12/15/56 – BAM Insured (UB) (5)	No Opt. Call	AA	$5,515,500
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
75,640	0.000%, 12/15/54	No Opt. Call	BB+	26,951,288
12,760	0.000%, 12/15/54 – BAM Insured (UB) (5)	No Opt. Call	AA	4,998,985
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1:
31,480	0.000%, 6/15/43 – AGM Insured (UB) (5)	No Opt. Call	BB+	17,910,231
5,100	0.000%, 6/15/44 – AGM Insured (UB) (5)	No Opt. Call	BB+	2,808,009
1,255	0.000%, 6/15/45 – AGM Insured (UB) (5)	No Opt. Call	BB+	667,723
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
20,305	0.000%, 12/15/34 – NPFG Insured	No Opt. Call	BB+	15,050,472
8,470	0.000%, 6/15/35 – NPFG Insured	No Opt. Call	BB+	6,189,114
15,425	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	BB+	11,119,882
24,650	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	BB+	17,261,162
42,555	0.000%, 6/15/38 – NPFG Insured	No Opt. Call	BB+	28,285,032
29,000	0.000%, 12/15/40 – AGM Insured (UB) (5)	No Opt. Call	A2	17,982,610
155	0.000%, 6/15/41 – NPFG Insured	No Opt. Call	BB+	92,811
4,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 2015-XF1045, 17.820%, 6/15/52, 144A (IF) (5)	6/22 at 100.00	BB+	4,526,720
2,260	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39	1/26 at 100.00	N/R	2,338,309
2,712	North Pullman Chicago Neighborhood Initiatives, Inc, Illinois, Certificates of Participation, Gotham Greens Greenhouse Facility, Redevelopment Project, Series 2018A, 6.000%, 3/15/34, 144A	10/21 at 100.00	N/R	2,712,424
4,765	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	4,916,336
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2018B:
14,340	4.000%, 6/01/45 (UB) (5)	6/28 at 100.00	AA	16,080,589
20,000	4.000%, 6/01/48 (UB) (5)	6/28 at 100.00	AA	22,375,000
0 (9)	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd, Series 1999C, 7.250%, 10/15/24 (AMT)	No Opt. Call	N/R	191
51,495	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Series 2018A, 4.000%, 1/01/48 (UB) (5)	1/28 at 100.00	AA-	57,410,746
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Series 2018C:
40,000	5.250%, 1/01/48 (UB) (5)	1/29 at 100.00	AA-	48,811,200
40,000	5.250%, 1/01/48 (UB) (5)	1/29 at 100.00	AA	49,205,600
26,800	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B3	27,465,980

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc, Series 2013:
$ 500	7.250%, 11/01/33 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (7)	$571,600
7,375	7.250%, 11/01/36 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (7)	8,431,100
1,000	Upper Illinois River Valley Development Authority, Education Facilities Revenue Bonds, Prairie Crossing Charter School, Series 2020, 5.000%, 1/01/55, 144A	1/27 at 100.00	N/R	1,048,250
1,210	Volo Village, Illinois, Special Tax Bonds, Special Service Area 17, Series 2017, 5.500%, 3/01/47	3/25 at 100.00	N/R	1,262,187
1,443	Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	11/21 at 100.00	N/R	1,446,001
140	Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series 2007, 5.800%, 1/15/23	11/21 at 100.00	N/R	140,055
3,695	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26 (4)	10/21 at 100.00	N/R	1,514,950
2,370	Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds, Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26 (4)	10/21 at 100.00	N/R	2,133,251
1,900	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 5.000%, 3/01/33	3/23 at 100.00	N/R	1,924,054
4,985	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113 Cannoball & Beecher, Series 2007, 5.750%, 3/01/28	11/21 at 100.00	N/R	4,992,178
2,458,381	Total Illinois			2,592,345,888
	Indiana – 0.8%
2,500	Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet Galilee at the Wigwam Project, Series 2020A, 5.375%, 1/01/40	1/27 at 102.00	N/R	2,614,850
	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2017:
510	5.125%, 1/01/32	1/23 at 105.00	N/R	522,811
4,465	5.350%, 1/01/38	1/23 at 105.00	N/R	4,571,535
7,045	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2018, 5.625%, 1/01/38, 144A	1/24 at 105.00	N/R	7,352,585
4,500	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A	6/30 at 100.00	N/R	4,893,885
250	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Taxable Refunding Series 2020B, 5.000%, 6/01/25, 144A	No Opt. Call	N/R	254,612
1,595	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option Bond Trust 2016-XL0019, 18.705%, 4/01/30 – AMBAC Insured, 144A (IF) (5)	No Opt. Call	AA	3,548,588
7,355	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.250%, 3/01/43	3/23 at 100.00	B+	7,475,107
7,465	Indiana Finance Authority, Educational Facilities Revenue Bonds, Avondale Meadows Academy Project, Series 2017, 5.375%, 7/01/47	7/27 at 100.00	BB	8,235,911
3,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle City Preparatory Inc Project, Series 2021A, 5.000%, 12/01/55	12/27 at 103.00	N/R	3,210,033

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle City Preparatory Inc Project, Taxable Series 2021B, 5.000%, 12/01/27	No Opt. Call	N/R	$405,232
4,370	Indiana Finance Authority, Educational Facilities Revenue Bonds, Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45	12/25 at 100.00	BB-	4,944,524
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc Project, Series 2016:
2,170	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	2,341,126
5,640	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	6,063,902
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Seven Oaks Classical School Project, Series 2021A:
850	5.000%, 6/01/41	6/31 at 100.00	N/R	933,215
625	5.000%, 6/01/51	6/31 at 100.00	N/R	675,669
550	5.000%, 6/01/56	6/31 at 100.00	N/R	590,029
10,500	Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory College Prep Project, Series 2021A, 4.500%, 12/01/55, 144A	12/27 at 103.00	N/R	10,785,075
505	Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory College Prep Project, Series 2021B, 4.500%, 12/01/23	No Opt. Call	N/R	508,237
1,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2021A, 4.125%, 12/01/26	No Opt. Call	B3	1,102,910
21,355	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B3	21,885,672
	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Tender Option Bond Trust 2015-XF1026:
3,750	17.926%, 5/01/42 (Pre-refunded 5/01/23), 144A (IF) (5)	5/23 at 100.00	A (7)	4,884,075
1,000	17.926%, 5/01/42 (Pre-refunded 5/01/23), 144A (IF) (5)	5/23 at 100.00	A (7)	1,302,420
1,600	17.926%, 5/01/42 (Pre-refunded 5/01/23), 144A (IF) (5)	5/23 at 100.00	A (7)	2,083,872
1,000	17.926%, 5/01/42 (Pre-refunded 5/01/23), 144A (IF) (5)	5/23 at 100.00	A (7)	1,302,420
40,000	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49 (UB) (5)	12/29 at 100.00	AA	45,788,400
	Indiana Finance Authority, Hospital Revenue Bonds, King's Daughters' Hospital and Health Services, Series 2010:
1,045	5.500%, 8/15/40	11/21 at 100.00	Baa2	1,048,490
875	5.500%, 8/15/45	11/21 at 100.00	Baa2	877,844
4,000	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016, 5.750%, 4/01/36	4/24 at 102.00	N/R	4,169,840
21,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (AMT)	2/22 at 100.00	CCC+	21,800,355
1,860	Saint Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	11/21 at 100.00	N/R	1,877,056
1,500	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series 2013, 7.250%, 11/01/43 (AMT)	11/23 at 100.00	N/R	1,612,515
18,375	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%, 12/01/28 (AMT) (4)	No Opt. Call	N/R	8,268,750

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 185	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017B, 7.250%, 12/01/23 (4)	No Opt. Call	N/R	$83,250
	Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Terre Haute Project, Series 2017:
480	5.100%, 1/01/32	1/23 at 105.00	N/R	491,477
4,560	5.350%, 1/01/38	1/23 at 105.00	N/R	4,668,802
3,950	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2016, 4.000%, 1/15/32	1/23 at 100.00	N/R	3,962,403
192,380	Total Indiana			197,137,477
	Iowa – 1.0%
155,120	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba2	158,897,172
46,775	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	50,631,131
8,525	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/22 at 105.00	BB-	9,308,447
	Iowa Finance Authority, Senior Housing Revenue Bonds, PHS Council Bluffs, Inc Project, Series 2018:
750	5.000%, 8/01/38	8/23 at 102.00	N/R	783,353
2,050	5.125%, 8/01/48	8/23 at 102.00	N/R	2,139,319
41,330	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2, 0.000%, 6/01/65	6/31 at 25.58	N/R	7,655,969
4,115	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Senior Class 1 Series 2021A-2, 4.000%, 6/01/49	6/31 at 100.00	BBB+	4,702,334
258,665	Total Iowa			234,117,725
	Kansas – 0.4%
7,140	Leavenworth County Unified School District 464, Tonganoxie, Kansas, General Obligation Bonds, Refunding & Improvement Series 2019A, 4.000%, 9/01/45 (UB) (5)	9/27 at 100.00	A1	7,973,809
2,850	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc, Series 2017A, 5.000%, 5/15/43	5/27 at 100.00	BB+	3,217,764
	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006:
595	1.000%, 3/01/22 (4)	No Opt. Call	N/R	273,606
2,843	1.000%, 3/01/26 (4)	11/21 at 100.00	N/R	1,307,836
2,147	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006, 1.750%, 12/01/28 (4)	11/21 at 100.00	N/R	366,018
2,300	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No 1 Project, Series 2012B, 6.100%, 12/15/34 (4)	12/22 at 100.00	N/R	1,150,000
	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012:
7,385	4.375%, 12/15/23	12/22 at 100.00	N/R	5,665,920
5,000	5.250%, 12/15/29	12/22 at 100.00	N/R	3,082,150
10,955	6.000%, 12/15/32	12/22 at 100.00	N/R	6,236,024

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)
$ 10,725	Topeka, Kansas, Utility Revenue Bonds, Refunding Series 2018A, 4.000%, 8/01/48 (UB) (5)	8/26 at 100.00	Aa3	$11,629,225
9,965	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/45 (UB) (5)	9/25 at 100.00	AA-	11,473,103
17,760	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Series 2017A, 4.000%, 3/01/42 (UB) (5)	3/27 at 100.00	AA-	19,602,422
3,442	Wichita, Kansas, Multifamily Housing Revenue Bonds, Buttonwood Tree Apartments Project, Series 2002-I, 7.350%, 12/01/33 (Mandatory Put 10/07/21) (AMT)	No Opt. Call	N/R	3,451,245
	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015:
1,000	5.750%, 9/01/32	9/25 at 100.00	N/R	1,012,890
10,845	6.000%, 9/01/35	9/25 at 100.00	N/R	10,984,033
12,055	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 4-Major Multi-Sports Athletic Complex Project, Series 2015, 0.000%, 9/01/34, 144A	No Opt. Call	N/R	3,986,830
107,007	Total Kansas			91,412,875
	Kentucky – 0.4%
3,000	Bell County, Kentucky, Special Assessment Industrial Building Revenue Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40	12/30 at 100.00	N/R	3,168,390
	Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project, Series 2017:
4,580	5.000%, 3/01/39	3/27 at 100.00	N/R	4,780,192
2,500	4.500%, 3/01/47	3/27 at 100.00	N/R	2,509,425
9,850	Fayette County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2018A, 4.000%, 5/01/38 (UB) (5)	5/26 at 100.00	AA-	11,012,891
3,535	Fort Thomas, Kentucky, Special Obligation Revenue Bonds, Onr Highland Project Series 2020B, 5.500%, 9/01/50	9/30 at 100.00	N/R	3,824,269
3,000	Hazard, Kentucky, Healthcare Revenue Bonds, Appalachian Regional Healthcare Project, Series 2021, 3.000%, 7/01/46 (UB) (5)	7/31 at 100.00	A	3,121,620
5,240	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1024, 19.070%, 1/01/45 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	BBB+ (7)	6,532,918
1,000	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Christian Care Communities, Inc Obligated Group, Series 2021, 5.000%, 7/01/50	7/29 at 102.00	N/R	1,065,820
2,500	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015, 5.750%, 11/15/45	11/25 at 100.00	N/R	2,565,050
6,760	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	Baa2	7,402,200
1,220	Kentucky State University, Certificates of Participation, Series 2021, 4.000%, 11/01/56 – BAM Insured	11/31 at 100.00	AA	1,405,208
22,500	Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare, Inc, Series 2020A, 3.000%, 10/01/43 (UB) (5)	10/29 at 100.00	A	23,499,225
4,975	Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton Project, Series 2020B, 5.500%, 12/01/60	12/30 at 100.00	N/R	5,104,151

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
	University of Louisville, Kentucky, Revenue Bonds, General Receipts Series 2020A:
$ 5,945	2.625%, 9/01/46 – AGM Insured (UB) (5)	9/28 at 100.00	A1	$5,977,638
7,970	2.750%, 9/01/50 – AGM Insured (UB) (5)	9/28 at 100.00	A1	8,053,366
84,575	Total Kentucky			90,022,363
	Louisiana – 1.0%
36,865	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	38,790,090
4,350	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A, 5.625%, 6/15/48, 144A	6/28 at 100.00	N/R	4,886,312
1,000	Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2021, 4.000%, 6/01/51	6/31 at 100.00	N/R	1,040,640
1,250	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Cameron Parish GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A	11/28 at 100.00	N/R	1,494,900
5,595	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint John the Baptist Parish GOMESA Project, Series 2019, 3.900%, 11/01/44, 144A	11/29 at 100.00	N/R	6,011,772
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A	11/28 at 100.00	N/R	3,304,050
3,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint Tammany Parish GOMESA Project, Series 2020, 3.875%, 11/01/45, 144A	11/29 at 100.00	N/R	3,660,510
	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish GOMESA Project, Series 2018:
2,100	5.375%, 11/01/38, 144A	11/28 at 100.00	N/R	2,468,403
1,785	5.500%, 11/01/39, 144A	11/28 at 100.00	N/R	2,034,739
2,080	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Vermilion Parish GOMESA Project, Green Series 2019, 4.625%, 11/01/38, 144A	11/28 at 100.00	N/R	2,344,826
4,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Student Housing Revenue Bonds, Provident Group - ULM Properties LLC-University of Louisiana at Monroe, 5.000%, 7/01/54, 144A	7/29 at 100.00	Ba3	4,166,400
10,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westside Habilitation Center Project, Refunding Series 2017A, 6.250%, 2/01/47, 144A	2/27 at 100.00	N/R	10,968,300
14,855	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (AMT)	7/23 at 100.00	N/R	15,782,101
7,500	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2020A, 3.000%, 6/01/50 – AGM Insured (UB) (5)	6/30 at 100.00	AA	7,889,700
5,000	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A, 5.000%, 7/01/56 (UB) (5)	7/26 at 100.00	A3	5,636,550

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lake Charles College Prep Project, Series 2019A:
$ 3,315	5.000%, 6/01/49, 144A	6/27 at 100.00	N/R	$3,460,694
3,760	5.000%, 6/01/58, 144A	6/27 at 100.00	N/R	3,906,038
4,225	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln Preparatory School Project, Series 2021A, 5.250%, 6/01/60, 144A	6/31 at 100.00	N/R	4,570,478
1,480	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Mentorship STEAM Academy, Series 2021A, 5.000%, 6/01/56, 144A	6/31 at 100.00	N/R	1,551,543
8,745	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A, 3.000%, 5/15/47 (UB) (5)	5/30 at 100.00	A3	9,206,211
	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Young Audiences Charter School, Series 2019A:
3,600	5.000%, 4/01/49, 144A	4/27 at 100.00	N/R	3,720,276
3,965	5.000%, 4/01/57, 144A	4/27 at 100.00	N/R	4,077,963
	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A:
395	7.750%, 12/15/31	12/21 at 100.00	N/R	398,757
7,425	8.000%, 12/15/41	12/21 at 100.00	N/R	7,491,008
	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017:
4,515	0.000%, 10/01/33 (6)	No Opt. Call	BBB	5,055,671
20,000	0.000%, 10/01/46 (6)	10/33 at 100.00	BBB	21,790,400
	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A:
3,900	8.250%, 12/15/38	12/23 at 100.00	N/R	4,158,102
4,125	8.375%, 12/15/43	12/23 at 100.00	N/R	4,344,945
5,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24, 144A (AMT) (4)	No Opt. Call	N/R	50
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
5,000	5.000%, 6/01/40 (Pre-refunded 6/01/25) (UB) (5)	6/25 at 100.00	A (7)	5,814,600
8,660	5.000%, 6/01/45 (Pre-refunded 6/01/25) (UB) (5)	6/25 at 100.00	A (7)	10,070,887
	New Orleans, Louisiana, Water Revenue Bonds, Series 2015:
4,000	5.000%, 12/01/40 (Pre-refunded 12/01/25) (UB) (5)	12/25 at 100.00	A- (7)	4,732,560
4,000	5.000%, 12/01/45 (Pre-refunded 12/01/25) (UB) (5)	12/25 at 100.00	A- (7)	4,732,560
11,220	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010, 6.350%, 7/01/40, 144A	6/30 at 100.00	BB-	14,841,031
	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015:
865	5.250%, 11/15/29	11/24 at 100.00	N/R	946,967
1,000	5.250%, 11/15/37	11/24 at 100.00	N/R	1,081,230

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, North Oaks Medical Center Project, Refunding Series 2021:
$ 2,000	4.000%, 2/01/41 (UB) (WI/DD, Settling 10/21/21)	2/31 at 100.00	BBB+	$2,286,000
2,075	4.000%, 2/01/42 (UB) (WI/DD, Settling 10/21/21)	2/31 at 100.00	BBB+	2,366,600
3,865	West Trace Community Development District, Westlake, Louisiana, Special Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46	No Opt. Call	N/R	4,098,523
220,015	Total Louisiana			235,182,387
	Maine – 0.1%
13,115	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2017, 5.375%, 12/15/33, 144A (AMT) (4)	12/26 at 100.00	N/R	7,213,250
4,500	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2019, 5.250%, 6/15/34 (4)	12/26 at 100.00	N/R	2,475,000
4,850	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Social Series 2021C, 2.300%, 11/15/46 (UB) (5)	11/30 at 100.00	AA+	4,550,610
3,950	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (AMT)	11/21 at 100.00	B1	3,955,135
26,415	Total Maine			18,193,995
	Maryland – 1.4%
	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014:
1,310	4.900%, 7/01/30	7/24 at 100.00	N/R	1,367,247
1,035	5.125%, 7/01/36	7/24 at 100.00	N/R	1,080,468
1,840	5.250%, 7/01/44	7/24 at 100.00	N/R	1,919,948
9,260	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/46	9/27 at 100.00	CCC	9,743,835
1,500	Baltimore, Maryland, Special Obligation Bonds, Center/West Development Project, Series 2017A, 5.500%, 6/01/43	6/26 at 100.00	N/R	1,629,855
2,040	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A, 5.000%, 9/01/38	9/27 at 100.00	N/R	2,304,098
3,030	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016, 5.125%, 6/01/43	6/26 at 100.00	N/R	3,316,123
2,000	Frederick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Refunding Series 2020C, 4.000%, 7/01/50	7/30 at 100.00	N/R	2,245,880
3,770	Frederick County, Maryland, Tax Increment and Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020B, 4.625%, 7/01/43, 144A	7/30 at 102.00	N/R	4,465,942
	Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center Project, Series 2014:
725	5.800%, 2/15/34	2/24 at 100.00	N/R	763,657
1,000	6.100%, 2/15/44	2/24 at 100.00	N/R	1,053,320
3,150	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A, 4.500%, 2/15/47, 144A	2/26 at 100.00	N/R	3,315,438

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021B:
$ 11,350	2.100%, 9/01/41 (UB) (5)	3/30 at 100.00	AA	$11,023,120
4,970	2.150%, 9/01/43 (UB) (5)	3/30 at 100.00	AA	4,795,305
29,010	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	11/21 at 100.00	BB-	29,311,414
	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
1,650	2.500%, 12/01/21 (4)	No Opt. Call	N/R	990,000
90,070	2.500%, 12/01/31 (4)	11/21 at 100.00	N/R	54,042,000
	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017:
3,000	4.375%, 7/01/36	1/27 at 100.00	N/R	3,333,840
4,460	4.500%, 7/01/44	1/27 at 100.00	N/R	4,944,088
1,000	Maryland Economic Development Corporation, Special Obligation Bonds, Port Covington Project, Series 2020, 4.000%, 9/01/50	9/30 at 100.00	N/R	1,126,760
2,415	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Morgan State University Project, Series 2020, 5.000%, 7/01/56	7/30 at 100.00	BBB-	2,920,870
1,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascenison Health Alliance Senior Credit Group, Series 2012B, 5.000%, 11/15/51 (Pre-refunded 11/15/21) (UB) (5)	11/21 at 100.00	AA+ (7)	1,810,026
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascenison Health Alliance Senior Credit Group, Tender Option Bond Trust 2015-XF130:
1,155	21.916%, 11/15/21 (Pre-refunded 1/01/30), 144A (IF) (5)	1/30 at 0.00	AA+ (7)	1,187,201
1,000	21.916%, 11/15/21 (Pre-refunded 1/01/30), 144A (IF) (5)	1/30 at 0.00	AA+ (7)	1,027,880
1,135	21.873%, 11/15/43 (Pre-refunded 11/15/21), 144A (IF) (5)	11/21 at 100.00	AA+ (7)	1,166,587
	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Greater Baltimore Medical Center, Series 2021A:
6,210	2.500%, 7/01/51 (UB) (5)	7/31 at 100.00	N/R	5,856,154
20,385	3.000%, 7/01/51 (UB) (WI/DD, Settling 10/05/21) (5)	7/31 at 100.00	A	21,309,867
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A:
1,000	5.125%, 7/01/37, 144A	7/27 at 100.00	N/R	1,099,080
1,800	5.250%, 7/01/47, 144A	7/27 at 100.00	N/R	1,958,544
1,530	5.375%, 7/01/52, 144A	7/27 at 100.00	N/R	1,670,469
20,440	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42 (UB) (5)	2/25 at 100.00	A	23,293,015
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2017A:
34,180	5.000%, 5/15/45 (UB) (5)	5/27 at 100.00	A	41,126,743
17,070	4.000%, 5/15/47 (UB) (5)	5/27 at 100.00	A	18,940,360
2,495	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Tender Option Bond Trust 2015-XF1021, 18.166%, 8/15/42, 144A (IF) (5)	2/25 at 100.00	A	3,885,913

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$ 19,710	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Taxable Series 2017D, 4.000%, 7/01/48 (UB) (5)	1/28 at 100.00	A	$22,097,275
20,170	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Bonds, Hillside Senior Living Apartments, Series 2018, 4.950%, 2/01/60 (Mandatory Put 3/01/36), 144A	3/34 at 100.00	N/R	21,444,946
19,970	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015, 5.000%, 12/01/44 (UB) (5)	6/25 at 100.00	AA-	23,073,338
5,100	Prince George's County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46, 144A	1/26 at 100.00	N/R	5,526,666
	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Green Second Series 2019B:
1,775	3.000%, 6/01/47 (UB) (5)	6/29 at 100.00	AAA	1,871,880
1,085	3.000%, 6/01/49 (UB) (5)	6/29 at 100.00	AAA	1,142,451
356,595	Total Maryland			345,181,603
	Massachusetts – 0.7%
6,880	Attleboro, Massachusetts, General Obligation Bonds, School Project, Series 2020, 2.625%, 10/15/50 (UB) (5)	10/28 at 100.00	AA	6,854,269
	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
1,255	6.000%, 1/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (7)	1,379,860
1,245	6.000%, 1/01/33	1/23 at 100.00	N/R	1,333,320
7,500	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014, 5.125%, 7/01/44	7/24 at 100.00	BBB-	8,260,050
16,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2015-O1, 5.000%, 7/01/45 (UB) (5)	7/25 at 100.00	AA-	18,323,360
15,235	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2020C, 3.000%, 10/01/45 – AGM Insured (UB) (5)	10/30 at 100.00	BBB+	16,070,487
13,930	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2017B, 4.250%, 7/01/46 (AMT) (UB)	7/26 at 100.00	A	14,810,655
5,000	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue M, Subordinate Series 2021C, 3.000%, 7/01/51 (AMT)	7/31 at 100.00	BBB	4,967,850
10,130	Massachusetts Port Authority, Revenue Bonds, Refunding Series 2016B, 4.000%, 7/01/46 (AMT) (UB) (5)	7/26 at 100.00	AA-	11,222,115
15,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2018D, 4.000%, 5/01/48 (UB)	5/28 at 100.00	AA	17,086,800
9,780	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2020C, 3.000%, 3/01/49 (UB) (5)	3/30 at 100.00	AA	10,305,675
	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2021B:
7,500	3.000%, 4/01/49 (UB) (5)	4/31 at 100.00	AA	7,949,700
49,000	2.125%, 4/01/51 (UB) (5)	4/31 at 100.00	AA	44,200,450
158,455	Total Massachusetts			162,764,591

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan – 1.7%
$ 1,155	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/44	11/27 at 102.00	BB	$1,270,419
1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	11/21 at 100.00	BBB-	1,051,470
1,955	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007, 5.600%, 11/01/36	11/21 at 100.00	N/R	1,914,023
	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007:
2,580	5.000%, 11/01/26	11/21 at 100.00	B	2,580,000
3,750	5.250%, 11/01/31	11/21 at 100.00	B	3,695,100
3,840	5.250%, 11/01/36	11/21 at 100.00	B	3,611,059
	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding Series 2013:
2,615	6.000%, 10/01/33	10/23 at 100.00	N/R	2,678,885
4,110	6.000%, 10/01/43	10/23 at 100.00	N/R	4,178,390
8,325	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Refunding Series 2021, 5.000%, 11/01/35	11/28 at 100.00	N/R	8,151,757
2,700	Detroit Service Learning Academy, Michigan, Public School Academy Revenue Bonds, Refunding Series 2021, 4.000%, 7/01/41	7/28 at 103.00	BB-	2,810,484
62,500	Detroit, Wayne County, Michigan, General Obligation Bonds, Financial Recovery Series 2014B-1, 4.000%, 4/01/44	11/21 at 100.00	N/R	59,582,500
	Detroit, Wayne County, Michigan, General Obligation Bonds, Series 2003A:
465	5.250%, 4/01/22	11/21 at 100.00	N/R	465,800
159	5.250%, 4/01/23	11/21 at 100.00	N/R	159,272
3,500	Flint International Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 5.750%, 10/01/37	11/21 at 100.00	BB	3,505,040
7,365	Grand Traverse County Hospital Finance Authority, Michigan, Revenue Bonds, Munson Healthcare, Refunding Series 2021, 3.000%, 7/01/51 (UB) (5)	7/31 at 100.00	A1	7,718,667
2,700	Kentwood Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Holland Home Obligated Group, Refunding Series 2012, 5.625%, 11/15/41	5/22 at 100.00	BBB-	2,758,995
41,005	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Senior Lien Series 2018, 4.000%, 11/01/48 (UB) (5)	11/28 at 100.00	Aa3	46,330,729
3,500	Michigan Finance Authority, Higher Education Limited Obligation Revenue Bonds, Aquinas College Project, Refunding Series 2021, 5.000%, 5/01/46	5/31 at 100.00	N/R	3,831,520
	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2019A:
16,165	4.000%, 2/15/44 (UB) (5)	8/29 at 100.00	A1	18,561,461
5,000	4.000%, 2/15/47 (UB) (5)	8/29 at 100.00	A1	5,716,100
23,700	4.000%, 2/15/50 (UB) (5)	8/29 at 100.00	A1	26,978,421
13,710	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2019A-MI, 3.000%, 12/01/49 (UB) (5)	12/29 at 100.00	AA-	14,385,080
830	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019, 5.000%, 2/01/33	2/27 at 102.00	BB+	928,322

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 1,495	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 7.000%, 5/01/31	11/21 at 100.00	BBB-	$1,497,542
1,170	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 8.000%, 10/01/40	11/21 at 100.00	BB+	1,174,142
	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Refunding Series 2021:
2,705	4.400%, 4/01/31, 144A	4/28 at 100.00	N/R	2,680,141
4,645	4.900%, 4/01/41, 144A	4/28 at 100.00	N/R	4,570,494
400	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 6.500%, 12/01/40	11/21 at 100.00	BB-	400,508
11,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017 Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	10,268,060
39,645	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2, 5.000%, 6/01/40	12/30 at 100.00	BBB+	50,503,369
5,000	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco Receipts, Taxable Series 2020B, 0.000%, 6/01/45	No Opt. Call	BBB-	1,533,200
	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2015A:
6,675	4.350%, 10/01/45 (UB) (5)	10/24 at 100.00	AA	7,082,175
13,525	4.600%, 4/01/52 (UB) (5)	10/24 at 100.00	AA	14,393,981
870	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	11/21 at 100.00	N/R	871,366
1,945	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2017, 7.000%, 12/01/46	12/27 at 100.00	N/R	2,133,723
1,505	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	11/21 at 100.00	BBB-	1,508,010
10,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2019-I, 4.000%, 4/15/54 (UB) (5)	10/29 at 100.00	AA-	11,530,700
20,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2020-I, 3.000%, 10/15/51 (UB) (5)	10/31 at 100.00	AA-	21,372,000
590,580	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series 2008C, 0.000%, 6/01/58	6/33 at 11.41	N/R	29,162,840
3,625	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Capital Appreciation Series 2007B, 0.000%, 6/01/52	10/21 at 11.30	CCC-	408,465
50,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Taxable Capital Appreciation Turbo Term Series 2008B, 0.000%, 6/01/46	10/21 at 12.88	N/R	6,419,500
	Renaissance Public School Academy, Michigan, Public School Academy Revenue Bonds, Series 2012A:
870	5.500%, 5/01/27	5/22 at 100.00	BB	881,136
1,565	6.000%, 5/01/37	5/22 at 100.00	BB	1,586,128
1,385	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB	1,407,382

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2011:
$ 1,615	7.750%, 5/01/31	11/21 at 100.00	BB	$1,624,093
3,460	8.000%, 5/01/41	11/21 at 100.00	BB	3,479,964
1,650	Summit Academy North, Michigan, Revenue Bonds, Public School Academy, Refunding Series 2021, 4.000%, 11/01/41	11/28 at 103.00	BB	1,770,236
2,295	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	11/21 at 100.00	B+	2,298,007
1,115	Universal Academy, Michigan, Public School Academy Bonds, Refunding Series 2021, 4.000%, 12/01/40	12/28 at 103.00	BBB-	1,223,244
991,419	Total Michigan			404,643,900
	Minnesota – 0.8%
	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc Project, Series 2014:
1,200	5.375%, 11/01/34	11/24 at 100.00	N/R	1,281,264
1,000	5.125%, 11/01/49	11/24 at 100.00	N/R	1,048,740
	Bethel, Minnesota Charter School Lease Revenue Bonds, Partnership Academy Project, Series 2018A:
3,040	5.000%, 7/01/38	7/26 at 102.00	N/R	3,322,659
1,570	5.000%, 7/01/53	7/26 at 102.00	N/R	1,691,440
	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A:
750	5.500%, 7/01/40	7/25 at 100.00	N/R	800,235
1,420	5.750%, 7/01/46	7/25 at 100.00	N/R	1,518,193
2,000	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/39	3/25 at 100.00	BB-	2,098,160
1,870	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	N/R	1,887,260
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A:
700	5.000%, 7/01/36	7/24 at 102.00	N/R	758,947
2,510	5.000%, 7/01/47	7/24 at 102.00	N/R	2,694,912
	Columbia Heights, Minnesota, Charter School Lease Revenue Bonds, Prodeo Academy Project, Series 2019A:
6,000	5.000%, 7/01/49	7/27 at 102.00	N/R	6,446,880
2,000	5.000%, 7/01/54	7/27 at 102.00	N/R	2,143,580
	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A:
1,050	5.500%, 7/01/30	7/25 at 100.00	B	1,078,791
6,200	5.875%, 7/01/40	7/25 at 100.00	B	6,361,200
5,000	6.000%, 7/01/45	7/25 at 100.00	B	5,123,700
1,000	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 5.500%, 7/01/50	7/25 at 100.00	BB+	1,110,260

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills Preparatory Academy Project, Series 2017A:
$ 1,000	5.000%, 10/01/37	10/24 at 100.00	N/R	$1,039,650
1,700	5.000%, 10/01/49	10/24 at 100.00	N/R	1,755,216
2,000	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2019A, 5.375%, 8/01/50	8/27 at 102.00	BB+	2,281,040
	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A:
2,360	5.000%, 7/01/36	7/26 at 100.00	N/R	2,510,120
4,925	5.000%, 7/01/47	7/26 at 100.00	N/R	5,163,665
2,575	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	2,824,595
2,000	Hayward, Minnesota, Health Care Facilities Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2014, 5.750%, 2/01/44	8/24 at 100.00	N/R	2,026,800
	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
810	5.000%, 7/01/34	7/24 at 100.00	BB	856,672
2,965	5.000%, 7/01/44	7/24 at 100.00	BB	3,102,279
1,870	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A, 5.000%, 7/01/48	7/26 at 100.00	N/R	1,944,594
10,600	Independence, Minnesota, Charter School Lease Revenue Bonds, Spero Academy Project, Series 2021A, 5.000%, 7/01/56	7/27 at 100.00	N/R	10,326,414
600	Independence, Minnesota, Charter School Lease Revenue Bonds, Spero Academy Project, Taxable Series 2021B, 6.000%, 7/01/28	No Opt. Call	N/R	599,952
2,285	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (AMT)	11/21 at 100.00	B1	2,287,971
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship Academy of the Arts Project, Series 2019A:
1,385	5.250%, 12/01/43, 144A	12/27 at 100.00	N/R	1,494,263
2,000	5.250%, 12/01/52, 144A	12/27 at 100.00	N/R	2,141,920
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A:
1,000	5.000%, 7/01/36	7/24 at 102.00	N/R	1,073,120
2,640	5.000%, 7/01/47	7/24 at 102.00	N/R	2,814,926
1,110	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast College Prep Project, Series 2020A, 5.000%, 7/01/55	7/30 at 100.00	N/R	1,200,498
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero Academy Project, Series 2017A:
1,080	6.000%, 7/01/32, 144A	7/27 at 100.00	N/R	1,231,924
1,250	6.250%, 7/01/37, 144A	7/27 at 100.00	N/R	1,423,138
5,510	6.500%, 7/01/48, 144A	7/27 at 100.00	N/R	6,246,246

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A:
$ 1,680	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	$1,880,609
5,625	5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	6,189,919
	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A:
500	5.000%, 9/01/34	9/24 at 100.00	BB-	526,350
1,840	5.000%, 9/01/44	9/24 at 100.00	BB-	1,915,624
2,000	Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester Math & Science Academy Project, Series 2018A, 5.125%, 9/01/38	9/28 at 100.00	N/R	2,059,180
	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A:
2,025	5.000%, 4/01/36	4/26 at 100.00	N/R	1,892,120
3,085	5.000%, 4/01/46	4/26 at 100.00	N/R	2,734,945
2,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Refunding Series 2015A, 5.000%, 12/01/46	12/24 at 100.00	BBB-	2,724,550
21,815	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47, 144A	7/26 at 100.00	N/R	23,722,285
1,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 5.500%, 7/01/52, 144A	7/27 at 100.00	N/R	1,676,220
9,030	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Refunding Series 2020A, 5.000%, 9/01/55	9/30 at 100.00	BB+	10,584,605
5,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hope Community Academy Project, Series 2020A, 5.000%, 12/01/55	12/28 at 102.00	BB	5,336,500
1,100	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Math & Science Academy Charter School Project, Series 2021A, 4.000%, 6/01/56, 144A	6/29 at 102.00	N/R	1,087,724
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A:
1,200	5.000%, 6/15/38, 144A	6/25 at 100.00	N/R	1,296,000
1,285	5.000%, 6/15/48, 144A	6/25 at 100.00	N/R	1,374,243
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
40	5.000%, 7/01/35	7/25 at 100.00	BB	43,118
1,715	5.300%, 7/01/45	7/25 at 100.00	BB	1,880,926
1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	BB	1,036,920
	Saint Paul Housing and Redevelopment Authority, Minnesota, Collateralized Multifamily Housing Revenue Bonds, Marian Center Project, Series 2007A:
845	5.300%, 11/01/30	11/21 at 100.00	N/R	845,887
1,225	5.375%, 5/01/43	11/21 at 100.00	N/R	1,225,760

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$ 2,150	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A, 5.000%, 12/01/43	12/24 at 100.00	BB	$2,222,756
6,875	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37, 144A (AMT)	10/22 at 100.00	BBB-	6,987,062
1,000	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	1,006,670
4,795	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 5.125%, 10/01/48	10/26 at 100.00	N/R	5,185,505
	Spring Lake Park, Minnesota, Charter School Lease Revenue Bonds, Excell Academy for Higher Learning Inc, Series 2019A:
1,125	5.000%, 6/15/49	6/27 at 100.00	N/R	1,227,364
1,595	5.000%, 6/15/54	6/27 at 100.00	N/R	1,735,567
	Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007:
985	5.250%, 2/01/27 (AMT)	11/21 at 100.00	N/R	986,349
800	5.500%, 2/01/42 (AMT)	11/21 at 100.00	N/R	800,664
	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016:
315	4.500%, 6/01/36	6/24 at 100.00	N/R	319,952
730	4.750%, 6/01/46	6/24 at 100.00	N/R	742,899
174,355	Total Minnesota			184,959,497
	Mississippi – 0.1%
5,425	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Refunding Series 2019A, 4.250%, 10/15/49 (Mandatory Put 10/15/39), 144A	10/26 at 100.00	N/R	5,119,844
9,250	Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc Project, Refunding Series 2021, 2.375%, 6/01/44 (UB) (5)	6/26 at 100.00	Baa1	9,183,030
1,096	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (AMT)	11/21 at 100.00	N/R	1,096,391
15,771	Total Mississippi			15,399,265
	Missouri – 1.5%
1,000	Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special Districts Refunding & Improvement Series 2015A, 5.250%, 6/01/39	6/24 at 100.00	N/R	1,016,020
7,649	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017B, 5.000%, 11/01/29, 144A	11/21 at 100.00	N/R	6,811,901
165	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	Ba1	180,286
	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006:
113	5.000%, 6/01/22 (4)	6/20 at 100.00	N/R	104,309
3,000	5.000%, 6/01/28 (4)	11/21 at 100.00	N/R	1,560,000
1,900	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A, 4.000%, 3/01/42	11/21 at 100.00	N/R	1,900,741

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Joplin Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, 32nd Street Place Community Improvement District Project, Series 2021:
$ 800	3.500%, 11/01/40	11/28 at 100.00	N/R	$803,976
1,500	4.250%, 11/01/50	11/28 at 100.00	N/R	1,511,820
3,935	Kansas City Industrial Development Authority, Missouri, Revenue Bonds, Platte Purchase Project A, Series 2019, 5.000%, 7/01/40, 144A	9/24 at 103.00	N/R	4,038,923
	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016:
775	5.000%, 4/01/36, 144A	4/26 at 100.00	N/R	813,719
3,140	5.000%, 4/01/46, 144A	4/26 at 100.00	N/R	3,265,286
4,758	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Subordinate Refunding & Improvement Series 2016, 8.000%, 4/15/46, 144A	4/26 at 100.00	N/R	4,816,286
1,200	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A, 5.250%, 5/15/42	5/27 at 100.00	BB	1,356,360
1,161	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds, Refunding Series 2015A, 5.750%, 4/01/55	11/21 at 100.00	N/R	1,161,972
6,948	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds, Refunding Taxable Series 2015B, 0.000%, 4/01/55	11/21 at 100.00	N/R	1,215,890
	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - CID Special Assessments, Series 2018A:
6,250	6.250%, 4/15/49, 144A	4/28 at 100.00	N/R	6,371,750
2,500	6.625%, 4/15/49, 144A	4/28 at 100.00	N/R	2,558,175
	Lees Summit Industrial Development Authority, Missouri, Special Assessment and Sales Tax Revenue Bonds, Summit Fair Community Improvement District Project, Series 2012:
910	5.000%, 5/01/35	11/21 at 100.00	N/R	910,592
2,365	6.000%, 5/01/42	11/21 at 100.00	N/R	2,366,632
2,500	Lee's Summit, Missouri, Special Obligation Tax Increment and Special District Improvement Bonds, Summit Fair Project, Refunding Series 2017, 4.875%, 11/01/37, 144A	11/27 at 100.00	N/R	2,507,575
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A:
4,200	5.750%, 6/01/35, 144A	6/25 at 100.00	N/R	4,354,896
3,965	6.000%, 6/01/46, 144A	6/25 at 100.00	N/R	4,129,349
7,095	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Subordinate Lien Series 2015B, 8.500%, 6/15/46, 144A	6/25 at 100.00	N/R	7,328,284
1,000	M150 and 135th Street Transportation Development District, Kansas City, Missouri, Transportation Sales Tax Revenue Bonds, Series 2020A, 4.250%, 10/01/43	10/27 at 100.00	N/R	1,036,230
38,395	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc, Series 2018A, 4.000%, 11/15/48 (UB) (5)	5/28 at 100.00	A+	43,001,632
14,580	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Variable Rate Demand Obligation Series 2017D, 4.000%, 1/01/58 (Mandatory Put 1/01/48) (UB) (5)	1/28 at 100.00	AA	16,352,928

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$ 12,750	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48 (UB) (5)	11/23 at 100.00	A2	$13,854,787
30,120	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2019A, 4.000%, 11/15/49 (UB) (5)	5/29 at 100.00	A2	33,916,024
5,085	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Tender Option Bond Trust 2015-XF1015, 17.714%, 11/15/48, 144A (IF) (5)	11/23 at 100.00	A2	6,846,749
24,945	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C, 4.000%, 11/15/49 (UB) (5)	11/27 at 100.00	A+	27,858,077
35,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53 (UB) (5)	6/30 at 100.00	A+	39,992,050
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mosaic Health System, Series 2019A:
1,925	4.000%, 2/15/44 (UB) (5)	2/29 at 100.00	A1	2,187,840
9,815	4.000%, 2/15/49 (UB) (5)	2/29 at 100.00	A1	11,092,913
6,580	4.000%, 2/15/54 (UB) (5)	2/29 at 100.00	A1	7,427,372
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2017A:
9,500	4.000%, 5/15/42 (UB) (5)	5/25 at 102.00	A+	10,466,720
41,750	4.000%, 5/15/48 (UB) (5)	5/25 at 102.00	A+	45,885,755
	Missouri Southern State University, Auxiliary Enterprise System Revenue Bonds, Series 2021:
2,135	4.000%, 10/01/34	10/31 at 100.00	N/R	2,257,570
3,185	4.000%, 10/01/44	10/31 at 100.00	N/R	3,288,385
1,500	North Outer Forty Transportation Development District, Chesterfield, Missouri, Transportation Development Revenue Notes, Refunding Series 2021A, 4.000%, 12/01/46	No Opt. Call	N/R	1,450,650
500	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2021, 3.125%, 5/01/35	5/29 at 100.00	N/R	500,595
1,660	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.375%, 5/01/28	5/23 at 100.00	N/R	1,700,819
3,455	Saint Charles County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, O'Fallon Retail Walk Community Improvement District Project, Series 2017A, 6.250%, 12/01/36, 144A	12/26 at 100.00	N/R	3,605,880
3,000	Saint Charles County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Wentzville Parkway Regional Community Improvement District Project, Series 2019B, 4.250%, 11/01/49, 144A	11/29 at 102.00	N/R	3,074,130
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Nazareth Living Center, Series 2015A:
600	5.000%, 8/15/35	8/25 at 100.00	N/R	644,358
1,800	5.125%, 8/15/45	8/25 at 100.00	N/R	1,907,442
3,215	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%, 12/01/45	12/25 at 100.00	N/R	3,511,648

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A:
$ 1,060	5.250%, 6/15/25	11/21 at 100.00	N/R	$1,060,413
5,700	5.350%, 6/15/32	11/21 at 100.00	N/R	5,700,855
1,664	Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts Project, Series 2007, 3.850%, 9/01/27 (4)	3/22 at 100.00	N/R	366,080
749	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26	11/21 at 100.00	N/R	750,161
2,426	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	11/21 at 100.00	N/R	1,259,773
1,189	Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%, 12/11/29	11/21 at 100.00	N/R	321,030
5,100	Shrewsbury, Missouri, Tax Increment and Improvement District Revenue Bonds, Kenrick Plaza Redevelopment Project, Series 2016, 4.000%, 5/01/36, 144A	5/25 at 100.00	N/R	5,101,530
440	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28	3/22 at 100.00	N/R	436,778
2,205	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 3.900%, 8/21/26 (4)	No Opt. Call	N/R	441,000
140	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	Ba1	152,610
10,100	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 4.750%, 11/15/47	11/26 at 100.00	N/R	10,248,773
1,100	Town and Country Crossing Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Refunding Series 2020A, 3.875%, 4/01/47	4/28 at 100.00	N/R	1,109,108
352,197	Total Missouri			369,893,407
	Montana – 0.1%
500	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/37	5/25 at 102.00	N/R	547,760
	Montana Facility Finance Authority, Montana, Health Facilities Revenue Bonds, Bozeman Deaconess Health Obligated Group, Series 2021A:
1,500	4.000%, 6/01/45 (UB) (5)	6/31 at 100.00	A	1,740,735
13,570	3.000%, 6/01/50 (UB) (5)	6/31 at 100.00	A	14,287,582
15,570	Total Montana			16,576,077
	Nebraska – 0.2%
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Tender Option Bond Trust 2015-XF1042:
960	17.867%, 11/01/45, 144A (IF) (5)	11/25 at 100.00	A	1,491,504
1,545	17.848%, 11/01/48, 144A (IF) (5)	11/25 at 100.00	A	2,375,870
5,410	Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton University Projects, Series 2021A, 3.000%, 7/01/51 (UB) (5)	1/32 at 100.00	A2	5,661,511
27,420	University of Nebraska Facilities Corporation, Nebraska, Facilities Program Bonds, Green Series 2021B, 3.000%, 7/15/54 (UB) (5)	7/31 at 100.00	AA	28,644,029

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
	University of Nebraska Facilities Corporation, Nebraska, Facilities Program Bonds, Series 2021A:
$ 9,000	3.000%, 7/15/59 (UB) (5)	7/31 at 100.00	AA	$9,562,680
7,500	4.000%, 7/15/62 (UB) (5)	7/31 at 100.00	AA	8,672,775
51,835	Total Nebraska			56,408,369
	Nevada – 1.4%
	City of Henderson, Nevada, Local Improvement District No T-20 Rainbow Canyon, Local Improvement Bonds, Series 2018:
820	5.000%, 9/01/38	9/28 at 100.00	N/R	937,736
7,865	5.375%, 9/01/48	9/28 at 100.00	N/R	9,003,931
885	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/35	8/25 at 100.00	N/R	964,101
13,039	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2017B, 5.125%, 12/15/37, 144A (AMT)	12/27 at 100.00	N/R	12,626,427
	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2018:
2,985	5.250%, 12/15/37 (AMT), 144A	12/27 at 100.00	N/R	2,930,494
15,720	6.950%, 2/15/38 (AMT), 144A	8/28 at 100.00	N/R	16,867,874
9,500	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A	2/31 at 100.00	N/R	10,144,100
	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017:
12,800	5.875%, 12/15/27 (AMT), 144A	No Opt. Call	N/R	14,336,150
78,300	6.250%, 12/15/37 (AMT), 144A	12/27 at 100.00	N/R	82,304,262
36,390	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38, 144A (AMT)	8/29 at 100.00	N/R	36,500,989
	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015:
1,000	5.000%, 12/15/35, 144A	12/25 at 100.00	BB	1,110,360
2,520	5.125%, 12/15/45, 144A	12/25 at 100.00	BB	2,762,953
1,500	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/48, 144A	12/25 at 100.00	BB	1,635,345
	Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro College and University System, Series 2014A:
2,630	5.500%, 1/01/39	7/24 at 100.00	BBB-	2,872,802
3,000	5.500%, 1/01/44	7/24 at 100.00	BBB-	3,261,870

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue Bonds, Series 2018B:
$ 1,660	5.000%, 7/01/36 (UB) (5)	7/28 at 100.00	A	$2,018,294
1,000	5.000%, 7/01/37 (UB) (5)	7/28 at 100.00	A	1,212,990
1,000	5.000%, 7/01/38 (UB) (5)	7/28 at 100.00	A	1,210,660
5,000	5.000%, 7/01/43 (UB) (5)	7/28 at 100.00	A	5,995,100
55,685	4.000%, 7/01/49 (UB) (5)	7/28 at 100.00	A	62,067,058
1,040	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/35	12/25 at 100.00	N/R	1,139,289
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 26, Series 2017:
455	4.375%, 6/01/42	6/27 at 100.00	N/R	491,500
540	4.500%, 6/01/47	6/27 at 100.00	N/R	583,891
1,500	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 815 Summerlin Village 25, Series 2020, 5.000%, 12/01/49	12/30 at 100.00	N/R	1,741,740
1,215	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 816 Summerlin Village 22, Series 2021, 3.125%, 6/01/51	6/31 at 100.00	N/R	1,231,354
3,000	Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park Tourism Improvement District, Series 2016, 4.375%, 6/15/35, 144A	10/21 at 100.00	N/R	3,001,140
1,490	Mesquite, Nevada, Local Improvement Bonds, Special Improvement District 07-01 Anthem at Mesquite, Refunding Series 2016, 4.250%, 8/01/37	8/26 at 100.00	N/R	1,581,516
1,300	Nevada State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/47, 144A	7/25 at 100.00	BB+	1,403,805
	Nevada System of Higher Education, Certificates of Participation, Series 2020A:
5,190	3.000%, 7/01/45 (UB) (5)	7/29 at 100.00	AA-	5,330,701
11,625	3.000%, 7/01/50 (UB) (5)	7/29 at 100.00	AA-	11,888,539
	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017:
2,015	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	2,292,969
4,110	5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	4,602,584
4,095	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	11/21 at 100.00	N/R	3,836,278
148,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds, ReTrac-Reno Transportation Rail Access Corridor Project, Series 2018C, 0.000%, 7/01/58, 144A	7/38 at 31.26	N/R	25,629,160
90,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds, ReTrac-Reno Transportation Rail Access Corridor Project, Series 2018D, 0.000%, 7/01/58, 144A	7/28 at 13.65	N/R	9,755,100
528,874	Total Nevada			345,273,062

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Hampshire – 0.1%
	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
$ 370	0.000%, 1/01/22 – ACA Insured	No Opt. Call	B3	$366,437
625	0.000%, 1/01/23 – ACA Insured	No Opt. Call	B3	594,837
50	0.000%, 1/01/25 – ACA Insured	No Opt. Call	B3	43,789
370	0.000%, 1/01/27 – ACA Insured	No Opt. Call	B3	297,373
730	0.000%, 1/01/29 – ACA Insured	No Opt. Call	B3	534,813
3,320	0.000%, 1/01/30 – ACA Insured	No Opt. Call	B3	2,309,359
14,030	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2014B, 4.000%, 8/01/33 (UB) (5)	8/24 at 100.00	A	15,107,784
19,495	Total New Hampshire			19,254,392
	New Jersey – 2.3%
4,920	Atlantic City, Atlantic County, New Jersey, General Obligation Bonds, Tax Appeal Refunding Series 2017A, 5.000%, 3/01/42 – BAM Insured (UB) (5)	3/27 at 100.00	Baa1	5,783,755
7,900	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (AMT)	11/21 at 100.00	B	7,899,684
2,370	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A, 5.125%, 1/01/37 (4)	11/21 at 100.00	Caa3	1,559,555
	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A:
850	5.625%, 8/01/34, 144A	8/24 at 100.00	N/R	895,560
1,530	5.875%, 8/01/44, 144A	8/24 at 100.00	N/R	1,617,118
1,000	6.000%, 8/01/49, 144A	8/24 at 100.00	N/R	1,060,260
	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A:
1,120	5.000%, 9/01/37, 144A	9/27 at 100.00	BB	1,251,342
2,325	5.125%, 9/01/52, 144A	9/27 at 100.00	BB	2,577,332
	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014:
1,075	5.000%, 1/01/34	1/24 at 100.00	N/R	1,100,553
1,675	5.250%, 1/01/44	1/24 at 100.00	N/R	1,711,297
2,500	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Health Department & Taxation Division Office Project, Series 2018A, 5.000%, 6/15/47 (UB) (5)	12/27 at 100.00	BBB	2,989,200
	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Juvenile Justice Commission Facilities Project, Series 2018C:
230	5.000%, 6/15/36	12/27 at 100.00	BBB	277,921
6,000	5.000%, 6/15/47 (UB) (5)	12/27 at 100.00	BBB	7,174,080
1,750	New Jersey Economic Development Authority, Natural Gas Facilities Revenue Bonds, New Jersey Natural Gas Company Project, Refunding Series 2011B, 3.000%, 8/01/43 (AMT) (UB) (5)	8/24 at 100.00	A1	1,781,063
9,400	New Jersey Economic Development Authority, Natural Gas Facilities Revenue Bonds, New Jersey Natural Gas Company Project, Refunding Series 2011C, 3.000%, 8/01/41 (AMT) (UB) (5)	8/24 at 100.00	A1	9,583,770

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 16,950	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Series 2020A, 4.000%, 11/01/44 (UB) (5)	11/29 at 100.00	BBB	$19,338,255
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW:
865	5.250%, 6/15/40 (Pre-refunded 6/15/25) (UB) (5)	6/25 at 100.00	N/R (7)	1,018,806
14,865	5.250%, 6/15/40 (UB) (5)	6/25 at 100.00	BBB	17,122,993
15,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2016AAA, 5.000%, 6/15/41 (UB) (5)	12/26 at 100.00	BBB	17,713,500
8,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2017DDD, 5.000%, 6/15/42 (UB) (5)	6/27 at 100.00	BBB	9,502,640
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2019LLL:
21,965	4.000%, 6/15/44 (UB) (5)	12/29 at 100.00	BBB	25,102,700
44,360	4.000%, 6/15/49 (UB) (5)	12/29 at 100.00	BBB	50,388,968
	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc Project; Series 2014A:
850	6.000%, 10/01/34, 144A	10/24 at 100.00	BB-	922,437
2,255	6.200%, 10/01/44, 144A	10/24 at 100.00	BB-	2,435,152
22,150	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Refunding Series 2012, 5.750%, 9/15/27 (AMT)	9/22 at 100.00	B	22,872,976
7,390	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1998, 5.500%, 4/01/28 (AMT)	11/21 at 100.00	B	7,415,496
3,500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999, 5.250%, 9/15/29 (AMT)	8/22 at 101.00	B+	3,648,820
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B:
9,750	5.625%, 11/15/30 (AMT)	3/24 at 101.00	B+	10,762,635
3,000	5.625%, 11/15/30 (AMT)	3/24 at 101.00	B+	3,311,580
2,580	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2003, 5.500%, 6/01/33 (AMT)	6/23 at 101.00	B+	2,775,203
5,000	New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare Health System Obligated Group Issue, Series 2021, 3.000%, 7/01/46 (UB) (5)	7/31 at 100.00	AA-	5,224,700
1,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35	11/21 at 100.00	BB+	1,002,950
3,290	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	11/21 at 100.00	BB+	3,299,738
16,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%, 10/01/38, 144A	10/26 at 102.00	N/R	15,610,560
2,125	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A, 4.000%, 12/01/30 (AMT) (UB) (5)	12/26 at 100.00	AA	2,314,401
7,625	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Subordinate Series 2020C, 4.250%, 12/01/50 (AMT) (UB) (5)	12/28 at 100.00	A2	8,012,350
1,020	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2015-XF0151, 11.888%, 12/01/24, 144A (AMT) (IF)	12/23 at 100.00	AA	1,219,645

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 2,500	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (AMT)	12/22 at 100.00	A	$2,624,000
23,120	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/30 (UB) (5)	6/26 at 100.00	Baa1	27,211,315
2,310	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/34	No Opt. Call	BBB	1,707,737
40,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/36 – AMBAC Insured (UB) (5)	No Opt. Call	BBB	28,178,800
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2008A:
3,000	0.000%, 12/15/35	No Opt. Call	BBB	2,150,580
49,200	0.000%, 12/15/38 – BAM Insured (UB) (5)	No Opt. Call	AA	33,082,080
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A:
2,060	0.000%, 12/15/38	No Opt. Call	BBB	1,336,590
71,475	0.000%, 12/15/39 (UB) (5)	No Opt. Call	BBB	44,783,376
14,990	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 4.000%, 12/15/37 – BAM Insured (UB) (5)	12/28 at 100.00	Baa1	17,351,075
40,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 4.500%, 6/15/49 (UB) (5)	12/28 at 100.00	BBB	46,914,400
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB:
11,215	4.000%, 6/15/44 (UB) (5)	12/28 at 100.00	BBB	12,635,716
6,495	3.500%, 6/15/46 (UB) (5)	12/28 at 100.00	BBB	6,947,896
18,975	4.000%, 6/15/50 (UB) (5)	12/28 at 100.00	BBB	21,301,335
22,795	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA, 4.000%, 6/15/50	12/30 at 100.00	BBB	26,076,112
562,320	Total New Jersey			550,580,007
	New Mexico – 0.2%
1,210	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	1,262,175
650	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44	10/25 at 100.00	N/R	678,899
3,750	Mariposa East Public Improvement District, New Mexico, Revenue Bonds, Capital Appreciation Taxable Series 2015D, 0.000%, 3/01/32	3/22 at 61.03	N/R	1,937,063
605	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015A, 5.900%, 9/01/32	9/25 at 100.00	N/R	625,165
4,185	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015C, 5.900%, 9/01/32	No Opt. Call	N/R	4,287,156
2,000	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	2,066,300
5,845	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group, Series 2013, 5.000%, 7/01/42	7/22 at 100.00	BB+	5,954,944

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Mexico (continued)
$ 2,500	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021C, 2.350%, 7/01/51	7/30 at 100.00	Aaa	$2,374,650
	Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008:
485	7.625%, 10/01/23	11/21 at 100.00	N/R	485,107
3,145	7.750%, 10/01/38	11/21 at 100.00	N/R	3,144,780
4,880	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 7.250%, 10/01/43	10/24 at 100.00	N/R	5,090,767
5,000	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A	11/23 at 103.00	N/R	5,131,600
18,307	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40, 144A	11/21 at 102.00	N/R	18,629,935
52,562	Total New Mexico			51,668,541
	New York – 10.5%
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
19,430	0.000%, 7/15/32	No Opt. Call	Ba1	14,927,875
3,470	0.000%, 7/15/35	No Opt. Call	Ba1	2,443,921
10,000	0.000%, 7/15/45	No Opt. Call	Ba1	5,150,000
	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
200	5.000%, 11/01/39	11/24 at 100.00	BB	216,124
7,645	5.500%, 11/01/44	11/24 at 100.00	BB	8,328,387
	Build New York City Resource Corporation, New York, Revenue Bonds, New World Preparatory Charter School Project, Series 2021A:
735	4.000%, 6/15/51	6/31 at 100.00	N/R	793,205
530	4.000%, 6/15/56	6/31 at 100.00	N/R	569,665
51,630	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	58,265,488
17,240	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A	12/30 at 100.00	N/R	17,725,478
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1:
5,000	5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	5,340,400
10,000	5.000%, 6/01/55, 144A	12/30 at 100.00	N/R	10,478,400
2,125	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Taxable Series 2020A-2, 5.250%, 6/01/28, 144A	No Opt. Call	N/R	2,182,758
340	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Taxable Series 2020B-2, 5.250%, 6/01/24, 144A	No Opt. Call	N/R	342,550
1,620	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Taxable Series 2020C-2, 5.250%, 6/01/25, 144A	No Opt. Call	N/R	1,635,131

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Build NYC Resource Corporation, New York, Revenue Bonds, Richmond Preparatory Charter School Project, Social Impact Project Series 2021A:
$ 1,000	5.000%, 6/01/51, 144A	6/29 at 100.00	N/R	$1,118,470
1,000	5.000%, 6/01/56, 144A	6/29 at 100.00	N/R	1,111,310
1,765	Build NYC Resource Corporation, New York, Revenue Bonds, Shefa School, Series 2021A, 5.000%, 6/15/51, 144A	6/31 at 100.00	N/R	2,081,182
675	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A, 5.000%, 5/01/38	5/23 at 100.00	BBB-	711,720
7,000	Dormitory Authority of the State of New York, Revenue Bonds, Maimonides Medical Center, Series 2020, 3.000%, 2/01/50 (UB) (5)	8/27 at 100.00	AA+	7,283,570
8,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2017-1, 4.000%, 7/01/47 (UB) (5)	7/27 at 100.00	AA-	9,001,920
43,690	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A, 3.000%, 9/01/50 – AGM Insured (UB) (5)	3/30 at 100.00	A2	45,157,110
	Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A:
63,760	3.000%, 7/01/48 (UB) (5)	7/30 at 100.00	A3	67,375,830
29,115	4.000%, 7/01/53 (UB) (5)	7/30 at 100.00	A3	33,428,678
	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph's College, Series 2021:
225	4.000%, 7/01/40	7/30 at 100.00	BBB-	247,727
650	5.000%, 7/01/51	7/30 at 100.00	BBB-	761,670
	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A:
5,000	5.500%, 12/01/36, 144A	12/26 at 100.00	BB-	5,505,100
4,000	5.500%, 12/01/46, 144A	12/26 at 100.00	BB-	4,344,840
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2017B:
4,785	4.000%, 2/15/44 (UB) (5)	8/27 at 100.00	Aa2	5,423,367
10,685	4.000%, 2/15/46 (UB) (5)	8/27 at 100.00	Aa2	12,065,075
21,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2018A, 4.000%, 3/15/48 (UB) (5)	9/28 at 100.00	Aa2	24,003,420
22,585	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D, 3.000%, 2/15/49 (UB) (5)	2/30 at 100.00	Aa2	23,617,586
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A Bidding Group 1 thru 5:
6,000	3.000%, 3/15/49 (UB) (5)	9/30 at 100.00	Aa2	6,291,540
19,000	3.000%, 3/15/50 (UB) (5)	9/30 at 100.00	Aa2	19,891,670
7,575	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021A, 3.000%, 3/15/51 (UB) (5)	3/31 at 100.00	AA+	7,935,570
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2015-XF1030:
2,990	22.503%, 3/15/39, 144A (IF) (5)	3/24 at 100.00	Aa2	4,582,325
4,000	22.532%, 3/15/44, 144A (IF) (5)	3/24 at 100.00	Aa2	6,091,800

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 7,630	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2017A Group C, 4.000%, 3/15/47 (UB) (5)	3/27 at 100.00	Aa2	$8,526,296
7,500	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018A, 4.000%, 3/15/47 (UB) (5)	3/28 at 100.00	Aa2	8,519,250
2,000	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38	11/21 at 100.00	BB	2,002,440
14,000	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016B, 0.000%, 1/01/45	No Opt. Call	N/R	5,450,900
47,000	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C, 0.000%, 1/01/55 (6)	1/34 at 100.00	N/R	49,704,380
5,560	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Current Interest Series 2016A, 5.000%, 1/01/56	1/27 at 100.00	N/R	6,095,261
4,770	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Refunding Series 2020B, 5.660%, 2/01/44	2/30 at 100.00	N/R	5,329,235
9,600	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 6.240%, 2/01/47	2/27 at 100.00	N/R	10,827,936
12,120	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2018A, 6.760%, 2/01/48	2/28 at 100.00	N/R	14,290,934
	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2020A:
4,460	5.530%, 2/01/40	2/30 at 100.00	N/R	5,036,366
5,880	5.730%, 2/01/50	2/30 at 100.00	N/R	6,630,523
	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2021A:
2,480	4.450%, 2/01/41	2/30 at 100.00	A2	2,514,323
5,890	4.600%, 2/01/51	2/30 at 100.00	A2	5,954,613
325	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Taxable Series 2021B, 5.000%, 2/01/25	No Opt. Call	A2	327,512
7,635	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Hofstra University Project, Series 2021A, 3.000%, 7/01/51 (UB) (5)	7/31 at 100.00	A	8,021,942
5,000	Madison County Capital Resource Corporation, New York, Revenue Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/22	6/22 at 100.00	N/R	5,017,200
16,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Green Series 2017B-1, 4.000%, 11/15/52 (UB)	11/27 at 100.00	AA	17,803,840
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020A-1:
20,000	4.000%, 11/15/50 – AGM Insured (UB) (5)	5/30 at 100.00	A-	23,024,000
7,175	4.000%, 11/15/52 (UB) (5)	5/30 at 100.00	BBB+	7,919,048
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1:
13,000	4.750%, 11/15/45 (UB) (5)	5/30 at 100.00	BBB+	15,265,900
6,000	5.000%, 11/15/50 (UB) (5)	5/30 at 100.00	BBB+	7,191,780
29,825	5.250%, 11/15/55 (UB) (5)	5/30 at 100.00	BBB+	36,273,761

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-2:
$ 23,500	4.000%, 11/15/47 (UB) (5)	11/30 at 100.00	BBB+	$26,194,275
33,280	4.000%, 11/15/48 (UB) (5)	11/30 at 100.00	BBB+	37,036,979
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-3:
24,925	4.000%, 11/15/49 (UB) (5)	11/30 at 100.00	BBB+	27,688,185
7,915	4.000%, 11/15/50 (UB) (5)	11/30 at 100.00	BBB+	8,783,750
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2021A-1:
12,000	4.000%, 11/15/44 (UB) (5)	5/31 at 100.00	BBB+	13,468,800
13,740	4.000%, 11/15/46 (UB) (5)	5/31 at 100.00	BBB+	15,360,083
20,000	4.000%, 11/15/47 (UB) (5)	5/31 at 100.00	BBB+	22,335,800
34,400	4.000%, 11/15/48 (UB) (5)	5/31 at 100.00	BBB+	38,385,584
51,230	4.000%, 11/15/49 (UB) (5)	5/31 at 100.00	BBB+	57,103,519
10,790	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Climate Certified Series 2020E, 4.000%, 11/15/45 (UB) (5)	11/30 at 100.00	BBB+	12,046,495
83,625	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2017D, 4.000%, 11/15/42 (UB) (5)	5/28 at 100.00	BBB+	93,629,895
9,800	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E, 5.000%, 11/15/43 (UB) (5)	11/23 at 100.00	BBB+	10,549,896
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2021A-2, 4.000%, 11/15/43 (UB)	5/31 at 100.00	BBB+	5,623,650
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Tender Option Bond Trust 2015-XF1004:
539	17.856%, 11/15/41 (Pre-refunded 11/15/22), 144A (IF) (5)	11/22 at 100.00	N/R (7)	647,280
1,550	17.856%, 11/15/41 (Pre-refunded 11/15/22), 144A (IF) (5)	11/22 at 100.00	N/R (7)	1,860,899
2,566	17.856%, 11/15/41, 144A (IF) (5)	11/22 at 100.00	BBB+	3,081,964
5,920	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Green Series 2019-1B, 3.050%, 5/01/50 (UB) (5)	5/27 at 100.00	Aa2	6,031,533
9,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Green Series 2020D-1B, 2.400%, 11/01/50 (UB) (5)	5/28 at 100.00	Aa2	8,469,720
4,500	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Tender Option Bond Trust 2021-XL0183, 2.450%, 11/01/45 (UB) (5)	9/29 at 100.00	N/R	4,332,240
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,890	5.625%, 10/01/21 (4)	No Opt. Call	N/R	2,312,000
18,995	5.750%, 10/01/27 (4)	11/21 at 100.00	N/R	15,196,000
34,160	5.750%, 10/01/37 (4)	11/21 at 100.00	N/R	27,328,000
70,725	5.875%, 10/01/46 (4)	11/21 at 100.00	N/R	56,580,000

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 25,390	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A, 3.000%, 1/01/46 – AGM Insured (UB) (5)	1/31 at 100.00	BBB	$26,629,032
13,175	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A, 3.000%, 3/01/49 – AGM Insured (UB) (5)	9/30 at 100.00	BBB+	13,855,884
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second General Resolution, Fiscal Series 2012FF, 5.000%, 6/15/45 (UB) (5)	6/22 at 100.00	AA+	10,334,600
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2015-XF0129:
970	22.015%, 6/15/46, 144A (IF) (5)	6/23 at 100.00	AA+	1,326,834
2,000	22.038%, 6/15/46, 144A (IF) (5)	6/23 at 100.00	AA+	2,736,500
1,320	22.038%, 6/15/46, 144A (IF) (5)	6/23 at 100.00	AA+	1,806,090
3,700	22.704%, 6/15/46, 144A (IF) (5)	6/23 at 100.00	AA+	5,062,525
14,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series DD, 5.000%, 6/15/47 (UB) (5)	12/26 at 100.00	AA+	16,774,240
12,265	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2022 Series AA-1, 3.000%, 6/15/51 (UB) (5)	6/31 at 100.00	AA+	12,829,926
	New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Tender Option Bond Trust 2015-XF1022:
2,025	21.995%, 6/15/45, 144A (IF) (5)	6/22 at 100.00	AA+	2,363,155
2,265	22.532%, 6/15/45, 144A (IF) (5)	6/22 at 100.00	AA+	2,643,889
400	22.537%, 6/15/45, 144A (IF) (5)	6/22 at 100.00	AA+	466,928
1,600	22.537%, 6/15/47, 144A (IF) (5)	6/23 at 100.00	AA+	2,186,368
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2:
2,500	5.000%, 7/15/40 (UB) (5)	7/25 at 100.00	Aa3	2,892,325
5,000	5.000%, 7/15/41 (UB) (5)	7/25 at 100.00	Aa3	5,782,600
10,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1, 4.000%, 7/15/45 (UB) (5)	1/26 at 100.00	Aa3	10,984,300
21,900	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1, 4.000%, 2/01/44 (UB) (5)	2/27 at 100.00	Aa1	24,576,180
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2018 Series C-3:
4,490	4.000%, 5/01/42 (UB) (5)	5/28 at 100.00	Aa1	5,139,344
5,990	4.000%, 5/01/43 (UB) (5)	5/28 at 100.00	Aa1	6,845,073
22,500	4.000%, 5/01/44 (UB) (5)	5/28 at 100.00	Aa1	25,666,200
39,490	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2020 Subseries B-1, 3.000%, 11/01/47 (UB) (5)	11/29 at 100.00	Aa1	41,454,233
3,060	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 3.000%, 5/01/48 (UB) (5)	11/30 at 100.00	Aa1	3,216,427

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 35,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries E-1, 3.000%, 2/01/51 (UB) (5)	2/31 at 100.00	Aa1	$36,616,650
8,500	New York City, New York, General Obligation Bonds, Fiscal 2018 Series B-1, 4.000%, 10/01/41 (UB) (5)	10/27 at 100.00	AA-	9,676,315
	New York City, New York, General Obligation Bonds, Fiscal 2021 Series F-1:
17,000	4.000%, 3/01/47 (UB) (5)	3/31 at 100.00	AA-	19,539,460
2,610	3.000%, 3/01/51 (UB) (5)	3/31 at 100.00	AA-	2,724,840
12,500	New York City, New York, General Obligation Bonds, Fiscal 2022 Series A-1, 4.000%, 8/01/50 (UB) (5)	8/31 at 100.00	AA-	14,378,375
23,390	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee Secured, Senior Lien Series 2016A, 0.000%, 11/15/49	No Opt. Call	A2	10,903,249
10,000	New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2005A, 5.000%, 6/01/42	10/21 at 100.00	B-	10,110,100
75,000	New York Counties Tobacco Trust V, New York, Tobacco Settlement Pass-Through Bonds, SubordinateTurbo CABs, Series 2005-S2, 0.000%, 6/01/50	10/21 at 17.91	N/R	12,789,750
	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Tender Option Bond Trust 2015-XF1027:
3,750	17.291%, 11/15/44, 144A (IF) (5)	11/21 at 100.00	A-	3,833,663
2,500	17.291%, 11/15/44, 144A (IF) (5)	11/21 at 100.00	A-	2,555,775
	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Tender Option Bonds Trust 2016-XG0062:
3,750	18.085%, 12/15/41, 144A (IF) (5)	12/21 at 100.00	A+	3,880,838
2,000	18.085%, 12/15/41, 144A (IF) (5)	12/21 at 100.00	A+	2,069,780
2,170	22.470%, 12/15/41, 144A (IF) (5)	12/21 at 100.00	A+	2,264,677
66,715	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	73,107,631
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014:
18,305	5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	20,436,617
37,245	5.375%, 11/15/40, 144A	11/24 at 100.00	N/R	41,534,507
109,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%, 11/15/44, 144A	11/24 at 100.00	N/R	121,610,700
17,150	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Refunding Green Series 2021A, 3.000%, 11/15/51 (UB) (5)	11/31 at 100.00	A-	17,521,640
	New York State Housing Finance Agency, New York, Affordable Housing Revenue Bonds, Series 2021D-1:
2,740	2.400%, 11/01/41 (UB) (5)	5/30 at 100.00	Aa2	2,662,759
4,085	2.550%, 11/01/46 (UB) (5)	5/30 at 100.00	Aa2	3,932,180
4,355	2.650%, 11/01/51 (UB) (5)	5/30 at 100.00	Aa2	4,185,939
	New York State Housing Finance Agency, New York, Affordable Housing Revenue Bonds, Series 2021E-1:
2,285	2.400%, 11/01/41 (UB) (5)	5/30 at 100.00	Aa2	2,224,082
2,545	2.550%, 11/01/46 (UB) (5)	5/30 at 100.00	Aa2	2,449,792
4,965	2.650%, 11/01/51 (UB) (5)	5/30 at 100.00	Aa2	4,762,527

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2019B:
$ 15,405	3.000%, 1/01/53 (UB) (5)	1/30 at 100.00	A-	$15,902,119
1,980	3.000%, 1/01/53 (UB) (5)	1/30 at 100.00	A2	2,069,397
19,675	4.000%, 1/01/53 – AGM Insured (UB) (5)	1/30 at 100.00	A2	22,549,517
	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2021A-1:
6,000	3.000%, 3/15/50 (UB) (5)	3/31 at 100.00	AA+	6,306,000
50,000	3.000%, 3/15/51 (UB) (5)	3/31 at 100.00	AA+	52,509,500
19,365	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose Group 2, Series 2017C, 4.000%, 3/15/44 (UB) (5)	9/27 at 100.00	Aa2	21,936,672
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2017C:
3,440	4.000%, 3/15/43 (UB) (5)	9/27 at 100.00	Aa2	3,903,162
20,265	4.000%, 3/15/45 (UB) (5)	9/27 at 100.00	Aa2	22,914,243
11,235	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A, 3.000%, 3/15/50 (UB) (5)	9/30 at 100.00	Aa2	11,688,669
6,365	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020C, 3.000%, 3/15/48 (UB) (5)	9/30 at 100.00	Aa2	6,633,985
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020E:
6,135	3.000%, 3/15/47 (UB) (5)	3/30 at 100.00	AA+	6,385,860
14,860	3.000%, 3/15/48 (UB) (5)	3/30 at 100.00	AA+	15,456,480
25,365	3.000%, 3/15/50 (UB) (5)	3/30 at 100.00	AA+	26,337,748
	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
4,990	5.000%, 7/01/46 – AGM Insured (AMT) (UB) (5)	7/24 at 100.00	A2	5,573,381
4,740	4.000%, 1/01/51 – AGM Insured (AMT) (UB) (5)	7/24 at 100.00	BBB	5,095,121
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
6,475	5.000%, 8/01/26 (AMT)	10/21 at 100.00	B-	6,488,209
79,570	5.000%, 8/01/31 (AMT)	10/21 at 100.00	B-	79,729,140
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020:
10,185	5.250%, 8/01/31 (AMT)	8/30 at 100.00	B-	12,106,197
6,500	5.375%, 8/01/36 (AMT)	8/30 at 100.00	B-	8,188,505
3,200	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2021, 3.000%, 8/01/31 (AMT)	No Opt. Call	B	3,431,744

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020:
$ 3,390	5.000%, 10/01/35 (AMT)	10/30 at 100.00	BB+	$4,240,348
34,380	5.000%, 10/01/40 (AMT)	10/30 at 100.00	BB+	42,573,785
41,405	4.375%, 10/01/45 (AMT)	10/30 at 100.00	BB+	48,054,229
12,000	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A, 4.750%, 11/01/42, 144A (AMT)	7/23 at 100.00	B	12,544,800
3,145	Ogdensburg Bridge and Port Authority, New York, Revenue Bonds, Series 2017, 5.750%, 7/01/47, 144A (AMT)	7/27 at 100.00	N/R	3,312,345
4,125	Oneida County Local Development Corporation, New York, Revenue Bonds, Mohawk Valley Health System Project, Series 2019A, 3.000%, 12/01/44 (UB) (5)	12/29 at 100.00	AA	4,295,899
1,720	Otsego County Capital Resource Corporation, New York, Revenue Bonds, Hartwick College Project, Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	Ba3	1,792,532
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eighteen Series 2019:
1,000	5.000%, 11/01/44 (AMT) (UB) (5)	11/29 at 100.00	A+	1,223,780
8,900	5.000%, 11/01/49 (AMT) (UB) (5)	11/29 at 100.00	A+	10,834,682
12,200	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eleventh Series 2018, 4.000%, 9/01/43 (UB) (5)	9/28 at 100.00	A+	14,110,886
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Fourteen Series 2019, 4.000%, 9/01/39 (AMT) (UB) (5)	9/29 at 100.00	A+	1,155,440
45,765	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twentieth Series 2019, 4.000%, 11/01/59 (AMT) (UB) (5)	11/29 at 100.00	A+	52,145,099
3,815	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-Fourth Series 2021, 4.000%, 7/15/61 (UB) (5)	7/31 at 100.00	A+	4,407,927
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-One Series 2020:
5,050	4.000%, 7/15/50 (AMT) (UB) (5)	7/30 at 100.00	A+	5,766,191
3,000	4.000%, 7/15/50 (AMT)	7/30 at 100.00	A+	3,425,460
15,490	4.000%, 7/15/60 (AMT) (UB) (5)	7/30 at 100.00	A+	17,555,591
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-Third Series 2021:
1,500	4.000%, 7/15/51 (AMT) (UB) (5)	7/31 at 100.00	A+	1,713,285
12,000	4.000%, 7/15/61 (AMT) (UB) (5)	7/31 at 100.00	A+	13,683,840
	Rockland County Solid Waste Management Authority, New York, General Revenue Bonds, Green Bond Series 2021A:
3,780	4.000%, 12/15/46 (AMT) (UB) (5)	12/31 at 100.00	Aa3	4,369,340
5,025	4.000%, 12/15/51 (AMT) (UB) (5)	12/31 at 100.00	Aa3	5,776,288
635	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (AMT)	11/21 at 100.00	N/R	640,677
12,895	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66	6/31 at 27.72	N/R	2,464,621

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 2,000	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A, 5.000%, 1/01/33 (AMT)	1/26 at 100.00	CC	$1,957,780
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2018A:
50,335	4.000%, 11/15/47 (UB) (5)	5/28 at 100.00	AA-	57,578,710
19,655	4.000%, 11/15/48 (UB) (5)	5/28 at 100.00	AA-	22,470,579
5,000	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2019C, 3.000%, 11/15/46 (UB) (5)	11/29 at 100.00	AA-	5,281,300
10,000	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Series 2021C-3, 0.000%, 5/15/51 (UB) (WI/DD, Settling 10/05/21)	11/31 at 100.00	AA+	11,650,800
40,925	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	44,740,847
9,000	Westchester County Local Development Corporation, New York, Revenue Bond, Purchase Senior Learning Community, Inc Project, BAN Series 2018, 0.000%, 10/01/23	No Opt. Call	N/R	11,845,620
1,250	Western Regional Off-Track Betting Corporation, New York, Tax Exempt Revenue Bonds, Additional Secured General Obligation Series 2021, 4.125%, 12/01/41, 144A	6/31 at 100.00	N/R	1,238,938
2,467,600	Total New York			2,561,606,616
	North Carolina – 0.4%
2,735	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2021A, 3.000%, 7/01/46 (UB) (5)	7/31 at 100.00	Aa3	2,916,549
4,710	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2021B, 3.000%, 7/01/46 (AMT) (UB) (5)	7/31 at 100.00	Aa3	4,959,253
10,000	Charlotte, North Carolina, Certificates of Participation, Transit Projects, Refunding Series 2021A, 3.000%, 6/01/48 (UB) (5)	6/31 at 100.00	AA+	10,629,300
680	Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	699,740
1,600	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 5.375%, 3/01/40, 144A	3/25 at 100.00	N/R	1,653,328
2,500	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 6/30/54 (AMT)	6/25 at 100.00	BBB-	2,719,550
30,275	North Carolina Medial Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2020A, 3.000%, 7/01/45 (UB) (5)	1/30 at 100.00	A2	31,508,706
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 2015-XF0147, 22.247%, 6/01/42 (Pre-refunded 6/01/22), 144A (IF) (5)	6/22 at 100.00	Aa2 (7)	2,321,020
2,720	North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge Project, Refunding Series 2014A, 5.250%, 1/01/41	1/24 at 100.00	N/R	2,868,539
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Capital Appreciation Series 2019:
5,000	0.000%, 1/01/40 (UB) (5)	1/30 at 74.03	AA+	3,096,950
6,000	0.000%, 1/01/41 (UB) (5)	1/30 at 71.45	AA+	3,570,480
5,150	0.000%, 1/01/42 (UB) (5)	1/30 at 68.97	AA+	2,946,985
4,500	0.000%, 1/01/43 (UB) (5)	1/30 at 66.61	AA+	2,479,275
3,250	0.000%, 1/01/46 (UB) (5)	1/30 at 60.08	AA+	1,600,398
16,000	0.000%, 1/01/48 (UB) (5)	1/30 at 55.97	AA+	7,314,880

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$ 2,415	University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System, Series 2019, 5.000%, 2/01/45 (UB) (5)	No Opt. Call	Aa3	$3,542,105
7,201	Winston-Salem, North Carolina, Multifamily Housing Revenue Bonds, Rolling Hills Apartments, Series 2016, 4.400%, 11/01/56 (Mandatory Put 7/01/34)	7/33 at 100.00	N/R	7,605,079
106,736	Total North Carolina			92,432,137
	North Dakota – 0.1%
3,300	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36	12/26 at 100.00	N/R	3,460,083
6,370	North Dakota Public Finance Authority, Capital Financing Program Revenue Bonds, Series 2015C, 5.000%, 6/01/40 (UB) (5)	6/25 at 100.00	AA-	7,255,685
16,000	University of North Dakota, Certificates of Participation, Housing Infrastructure Project, Series 2021A, 3.000%, 6/01/61 – AGM Insured (UB) (5)	6/30 at 100.00	N/R	16,302,400
	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013:
3,070	6.250%, 9/01/23 (4)	No Opt. Call	N/R	1,811,300
14,230	7.750%, 9/01/38 (4)	9/23 at 100.00	N/R	8,395,700
42,970	Total North Dakota			37,225,168
	Ohio – 3.8%
2,500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Tender Option Bond Trust 2015-XF2193 Formerly Tender Option Bond Trust 3352, 17.642%, 5/01/42 (Pre-refunded 5/01/22), 144A (IF) (5)	5/22 at 100.00	A+ (7)	2,780,400
1,138,845	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	182,431,581
167,430	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	189,663,030
	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
2,405	5.750%, 12/01/34	12/22 at 100.00	N/R	2,428,641
5,035	6.000%, 12/01/43	12/22 at 100.00	N/R	5,084,897
700	Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment Financing Revenue Bonds, Flats East Bank Project, Refunding Senior Series 2021A, 4.000%, 12/01/55, 144A	12/29 at 100.00	BB	734,258
1,000	Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment Financing Revenue Bonds, Flats East Bank Project, Refunding Subordinate Series 2021B, 4.500%, 12/01/55	12/29 at 100.00	N/R	1,060,910
8,085	Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1, 5.000%, 12/01/51	6/29 at 100.00	N/R	8,887,436
9,490	Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28, 144A	No Opt. Call	N/R	10,243,411
2,250	County of Greene, Ohio $6,260,000 Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	11/21 at 100.00	N/R	2,257,335
6,275	Evans Farm New Community Authority, Ohio, Community Development Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020, 4.000%, 12/01/46	6/29 at 100.00	N/R	6,468,709

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Great Oaks Career Campuses Board of Education, Brown, Butler, Clermont, Clinton, Fayette, Greene, Hamilton, Highland, Madison, Pickaway, Ross and Warren, Ohio, Certificates of Participation, School:
$ 7,065	3.000%, 12/01/46 (UB) (5)	12/29 at 100.00	Aa1	$7,415,989
15,460	3.000%, 12/01/50 (UB) (5)	12/29 at 100.00	Aa1	16,174,252
13,960	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012, 5.000%, 6/01/42 (Pre-refunded 6/01/22) (UB) (5)	6/22 at 100.00	A- (7)	14,403,370
18,830	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2020, 4.000%, 9/15/50 (UB) (5)	3/30 at 100.00	A3	21,315,560
3,800	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Tender Option Bond Trust 2015-XF1005, 17.578%, 2/01/44, 144A (IF) (5)	2/24 at 100.00	A3	5,184,986
2,000	Hardin County, Ohio Economic Development Facility Revenue Bonds, Ohio Northern University, Refunding & Improvement Series 2020, 5.500%, 5/01/50	5/27 at 103.00	N/R	2,155,740
2,580	Hilliard Hickory Chase Community Authority, Ohio, Infrastructure Improvement Revenue Bonds, Hickory Chase Project, Senior Series 2019A, 5.000%, 12/01/40, 144A	12/29 at 100.00	N/R	2,794,321
2,750	Jefferson County Port Authority, Ohio, Economic Development Revenue Bonds, JSW Steel USA Ohio, Inc Project, Series 2021, 3.500%, 12/01/51 (AMT)	12/31 at 100.00	Ba2	2,816,165
	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
150	5.000%, 12/01/22	11/21 at 100.00	N/R	150,240
3,250	5.000%, 12/01/32	11/21 at 100.00	N/R	3,251,625
6,330	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 6.250%, 12/01/33	6/23 at 100.00	N/R	6,462,993
4,855	Lorain County Port Authority, Ohio, Tax Increment Revenue Bonds, North Ridgeville- Riddell Public Improvement Project, Series 2017, 5.750%, 12/01/41, 144A	12/26 at 100.00	N/R	5,172,614
16,000	Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding Improvement Series 2019, 5.000%, 8/01/49 (UB) (5)	8/28 at 100.00	A2	19,384,640
	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding & Improvement Series 2021:
1,100	3.000%, 8/01/40 (UB) (5)	2/31 at 100.00	A2	1,184,887
9,625	3.000%, 8/01/51 (UB) (5)	2/31 at 100.00	A2	10,168,427
1,480	4.000%, 8/01/51 (UB) (5)	2/31 at 100.00	A2	1,727,515
11,160	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group, Series 2016, 4.000%, 8/01/47 (UB) (5)	8/26 at 100.00	A2	12,327,224
	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
1,860	5.000%, 2/15/27	2/23 at 100.00	Ba2	1,960,924
8,685	5.000%, 2/15/33	2/23 at 100.00	Ba2	9,089,547
16,060	5.000%, 2/15/44	2/23 at 100.00	Ba2	16,707,539
	Northeast Ohio Medical University, General Receipts Bonds, Refunding Series 2021A:
500	3.000%, 12/01/40	12/30 at 100.00	Baa2	513,935
225	4.000%, 12/01/45	12/30 at 100.00	Baa2	251,478

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 77,813	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/22	No Opt. Call	N/R	$97,266
74,250	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, 144A (AMT)	7/29 at 100.00	B-	85,433,535
18,020	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23	No Opt. Call	N/R	22,525
29,738	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (4)	No Opt. Call	N/R	37,172
3,570	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (4)	No Opt. Call	N/R	4,463
17,065	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33 (4)	No Opt. Call	N/R	21,331
5,950	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005B, 3.125%, 1/01/34 (4)	No Opt. Call	N/R	7,438
10,125	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33 (4)	No Opt. Call	N/R	12,656
3,810	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (4)	No Opt. Call	N/R	4,763
7,175	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (4)	No Opt. Call	N/R	8,969
20,130	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	20,487,911
1,940	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)	2/22 at 100.00	CCC+	1,965,550
2,825	Ohio Higher Educational Facility Commission, Senior Hospital Parking Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020, 5.000%, 1/15/50	1/30 at 100.00	A3	3,385,169
10,500	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2020A, 4.000%, 1/15/50 (UB) (5)	1/30 at 100.00	A	11,920,335
205	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	B3	205,701
48,650	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/49 (4)	No Opt. Call	N/R	60,812
36,355	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (4)	No Opt. Call	N/R	45,444
11,290	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008B, 3.625%, 10/01/33	No Opt. Call	N/R	14,113
16,065	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008C, 3.950%, 11/01/32 (4)	No Opt. Call	N/R	20,081
24,315	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010A, 3.750%, 7/01/33 (4)	No Opt. Call	N/R	30,394
19,175	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010C, 4.000%, 6/01/33	No Opt. Call	N/R	23,969

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 49,675	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (4)	No Opt. Call	N/R	$62,094
50,145	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	51,036,578
14,545	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	14,803,610
8,525	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Development TIF Revenue Bonds, RBM Development - Phase 2A Project, Series 2016B, 5.000%, 12/01/46	12/26 at 100.00	N/R	8,862,334
17,320	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Development TIF Revenue Bonds, RBM Development - Phase 2B Project, Series 2018A, 6.000%, 12/01/50	12/28 at 100.00	N/R	18,709,584
13,880	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood, Senior Lien Series 2019A, 5.000%, 11/01/51	11/30 at 100.00	N/R	14,168,288
	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc, Series 2014A:
1,500	6.500%, 7/01/34	7/24 at 100.00	N/R	1,523,805
3,000	6.750%, 7/01/43	7/24 at 100.00	N/R	3,051,930
5,000	7.000%, 7/01/49	7/24 at 100.00	N/R	5,110,100
1,200	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015, 5.500%, 12/01/43	12/24 at 100.00	BB-	1,292,472
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,240	5.750%, 12/01/32	12/22 at 100.00	BB-	2,330,003
12,000	6.000%, 12/01/42	12/22 at 100.00	BB-	12,451,080
	Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle Project, Series 2020A:
2,000	6.500%, 12/01/30 (AMT), 144A	12/27 at 103.00	N/R	2,314,780
42,350	7.000%, 12/01/42 (AMT), 144A	12/27 at 103.00	N/R	48,703,770
	Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle Project, Series 2020B:
8,000	10.000%, 12/01/25 (AMT), 144A	12/24 at 105.00	N/R	9,101,200
2,000	10.000%, 12/01/27 (AMT), 144A	12/26 at 105.00	N/R	2,365,920
27,585	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	29,892,209
2,191,671	Total Ohio			922,243,933
	Oklahoma – 0.3%
1,500	Mannford Public Works Authority, Oklahoma, Revenue Bonds, Capital Improvement Series 2021, 3.250%, 1/01/51	1/29 at 100.00	N/R	1,409,940

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
$ 5,475	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2019, 4.000%, 9/01/45 (UB) (5)	9/29 at 100.00	Baa1	$6,139,939
	Payne County Economic Development Authority, Oklahoma, Revenue Bonds, Epworth Living at the Ranch, Series 2016A:
2,828	6.875%, 11/01/46 (4)	11/26 at 100.00	N/R	14,141
4,149	7.000%, 11/01/51 (4)	11/26 at 100.00	N/R	20,746
2,650	Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma, Tax Apportionment Revenue Bonds, Santa Fe Square Project, Series 2021, 4.375%, 12/01/41, 144A	12/31 at 100.00	N/R	2,553,142
1,585	Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma, Tax Apportionment Revenue Bonds, Vast Bank Project, Series 2021, 4.000%, 12/01/43, 144A	12/31 at 100.00	N/R	1,520,427
2,050	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%, 11/15/45	11/25 at 102.00	BBB-	2,344,298
14,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2000B, 5.500%, 6/01/35 (AMT)	6/23 at 100.00	N/R	14,936,040
5,350	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2001A, 5.500%, 12/01/35 (AMT)	6/23 at 100.00	N/R	5,707,701
16,080	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2001B, 5.500%, 12/01/35 (AMT)	6/23 at 100.00	N/R	17,155,109
15,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2015, 5.000%, 6/01/35 (Mandatory Put 6/01/25) (AMT)	6/25 at 100.00	B-	16,789,950
70,667	Total Oklahoma			68,591,433
	Oregon – 0.2%
4,000	Multnomah-Clackamas Counties School District 10JT Greham-Barlow, Oregon, General Obligation Bonds, Deferred interest Series 2017A, 0.000%, 6/15/36 (5)	6/27 at 67.23	AA+	2,472,560
815	Oregon Facilities Authority, Revenue Bonds, Howard Street Charter School Project, Series 2019A, 5.250%, 6/15/55, 144A	6/27 at 102.00	N/R	882,009
	Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy Project, Series 2019A:
670	5.000%, 6/15/39, 144A	6/27 at 102.00	N/R	729,550
1,810	5.000%, 6/15/49, 144A	6/27 at 102.00	N/R	1,951,361
8,590	Oregon Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2015C, 5.000%, 10/01/45 (UB) (5)	10/25 at 100.00	AA-	9,861,835
	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2015A:
550	5.500%, 6/15/35, 144A	6/25 at 100.00	N/R	600,776
1,650	5.750%, 6/15/46, 144A	6/25 at 100.00	N/R	1,792,511
3,625	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 5.250%, 6/15/51	6/25 at 100.00	N/R	3,836,555
9,135	Oregon Health and Science University, Revenue Bonds, Series 2019A, 3.000%, 7/01/49 (UB) (5)	1/30 at 100.00	AA-	9,560,965
3,125	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.375%, 7/01/45	7/25 at 100.00	N/R	3,246,312

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
	Port of Alsea, Lincoln County, Oregon, General Obligation Bonds, Series 2018:
$ 385	4.000%, 6/15/38	6/28 at 100.00	N/R	$421,856
800	4.375%, 6/15/43	6/28 at 100.00	N/R	877,648
2,480	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	11/21 at 100.00	N/R	2,483,224
18,280	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Series 2019A, 3.000%, 5/15/49 (UB) (5)	5/29 at 100.00	A+	19,034,416
55,915	Total Oregon			57,751,578
	Pennsylvania – 2.2%
9,735	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27	12/21 at 100.00	B3	9,807,623
12,775	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B3	13,092,459
	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011:
1,250	6.750%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	1,256,100
2,500	7.000%, 11/01/40 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	2,512,675
2,905	Allegheny County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 6.000%, 7/15/38	7/23 at 100.00	BB+	3,111,371
10,550	Allegheny County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corp, Refunding Series 2019, 4.875%, 11/01/24	No Opt. Call	B3	11,542,016
	Allentown Commercial and Industrial Development Authority, Pennsylvania, Revenue Bonds, Executive Education Academy Charter School, Series 2017:
2,400	6.000%, 7/01/37, 144A	7/24 at 100.00	N/R	2,567,064
11,015	6.250%, 7/01/47, 144A	7/24 at 100.00	N/R	11,757,852
5,915	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series 2021, 6.000%, 5/01/42, 144A	5/31 at 100.00	N/R	7,361,927
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018:
3,890	5.125%, 5/01/32, 144A	5/28 at 100.00	N/R	4,578,297
15,420	5.375%, 5/01/42, 144A	5/28 at 100.00	N/R	18,031,069
	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A:
4,035	4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	4,110,495
35,695	3.500%, 4/01/41 (4)	No Opt. Call	N/R	44,619
45,855	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (4)	No Opt. Call	N/R	57,319
46,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (4)	No Opt. Call	N/R	57,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 50,320	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (4)	No Opt. Call	N/R	$62,900
9,200	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47 (Mandatory Put 4/01/21)	4/31 at 100.00	N/R	9,584,284
17,965	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017, 5.000%, 11/01/47 (UB)	11/27 at 100.00	B+	19,777,848
2,110	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital & Medical Center Project, Tender Option Bonds 3374 As of 6/4/2015 Converted to Trust 2015-XF2049, 21.399%, 11/01/44, 144A (IF) (5)	5/22 at 100.00	B+	2,240,588
1,250	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, US Steel Corporation, Refunding Series 2011, 6.750%, 6/01/26	12/21 at 100.00	B3	1,259,462
	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A:
705	5.000%, 12/01/30	12/25 at 100.00	N/R	743,042
680	5.000%, 12/01/35	12/25 at 100.00	N/R	708,948
1,400	5.250%, 12/01/45	12/25 at 100.00	N/R	1,457,638
11,750	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Charter School Project, Series 2012A, 5.375%, 10/15/42	10/22 at 100.00	BB	12,147,502
6,000	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Charter School Project, Series 2017A, 5.250%, 10/15/47	4/27 at 100.00	BB	6,718,860
	Chester County Industrial Development Authority, Pennsylvania, Special Obligation Bonds, Woodlands at Greystone Project, Series 2018:
550	5.000%, 3/01/38, 144A	3/28 at 100.00	N/R	626,048
1,471	5.125%, 3/01/48, 144A	3/28 at 100.00	N/R	1,669,453
1,595	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/45	7/24 at 100.00	A1	1,770,721
7,775	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2017, 5.125%, 10/15/41, 144A	10/27 at 100.00	BB	8,666,481
6,000	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2020, 6.250%, 10/15/53, 144A	10/28 at 100.00	BB	7,261,380
3,000	Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn Highlands Healthcare, Series 2018, 4.000%, 7/15/43 (UB) (5)	1/28 at 100.00	A-	3,310,200
1,000	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/39 (Pre-refunded 7/01/24)	7/24 at 100.00	N/R (7)	1,126,170
18,755	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Obligated Group, Series 2021A, 4.000%, 11/01/51 (UB) (5)	11/31 at 100.00	A-	21,547,619
	Lehigh County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, Seven Generations Charter School, Series 2021A:
1,775	4.000%, 5/01/41	5/30 at 100.00	BB	1,905,516
2,000	4.000%, 5/01/51	5/30 at 100.00	BB	2,116,040

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 3,190	Lehigh County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, West Hills Business Center Project, Series 2014, 6.500%, 7/01/32	7/23 at 100.00	N/R	$3,308,987
5,738	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33, 144A	7/24 at 100.00	N/R	5,931,141
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019:
15,810	4.000%, 9/01/49 (UB) (5)	9/29 at 100.00	A	17,873,205
8,130	4.000%, 9/01/51 (UB) (5)	9/29 at 100.00	A	9,178,689
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	Ba1	1,115,470
	Mount Lebanon School District, Allegheny County, Pennsylvania, General Obligation Bonds, Tender Option Bonds Trust 2016-XG0063:
945	18.242%, 2/15/31 (Pre-refunded 8/15/23), 144A (IF) (5)	8/23 at 100.00	Aa1 (7)	1,282,223
1,340	18.273%, 2/15/32 (Pre-refunded 8/15/23), 144A (IF) (5)	8/23 at 100.00	Aa1 (7)	1,818,996
1,410	18.258%, 2/15/33 (Pre-refunded 8/15/23), 144A (IF) (5)	8/23 at 100.00	Aa1 (7)	1,913,596
1,480	18.289%, 2/15/34 (Pre-refunded 8/15/23), 144A (IF) (5)	8/23 at 100.00	Aa1 (7)	2,009,529
1,072	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 1.250%, 12/31/23	11/21 at 100.00	N/R	267,838
397	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 1.250%, 12/31/23 (cash 5.000%, PIK 5.000%)	No Opt. Call	N/R	99,288
4,315	Northampton County Industrial Development Authority, Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013, 7.000%, 7/01/32	7/23 at 100.00	N/R	4,596,381
30,690	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A	6/30 at 100.00	N/R	33,074,920
30,690	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40, 144A (AMT)	6/30 at 100.00	N/R	33,074,920
29,510	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31	No Opt. Call	N/R	29,313,463
18,420	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Taxable Series 2020B-2, 10.000%, 12/01/29, 144A	No Opt. Call	N/R	18,647,671
20,520	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (4)	No Opt. Call	N/R	25,650
13,275	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (4)	No Opt. Call	N/R	16,594
23,870	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	CCC	18,339,082
2,765	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012, 5.000%, 5/01/42	11/22 at 100.00	BB	2,822,291

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 12,100	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A, 3.000%, 12/01/51 (UB) (5)	12/31 at 100.00	A3	$12,570,206
	Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A:
1,445	5.000%, 7/01/37	7/27 at 100.00	BB	1,619,787
1,575	5.000%, 7/01/42	7/27 at 100.00	BB	1,749,589
3,605	5.000%, 7/01/49	7/27 at 100.00	BB	3,978,514
842	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown - Morrisville Project, Series 2005A, 5.625%, 7/01/35	11/21 at 100.00	Baa3	859,783
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Alliance for Progress Charter School, Series 2019A:
920	5.000%, 6/15/39	6/26 at 100.00	N/R	1,000,012
1,385	5.000%, 6/15/49	6/26 at 100.00	N/R	1,489,097
11,855	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50, 144A	12/27 at 100.00	N/R	12,704,174
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Taxable Series 2020B:
10,915	6.875%, 12/15/35, 144A	12/27 at 100.00	N/R	11,650,016
11,045	7.125%, 12/15/44, 144A	12/27 at 100.00	N/R	11,745,253
2,050	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc - Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33 (Pre-refunded 1/01/23)	1/23 at 100.00	N/R (7)	2,241,941
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:
455	6.050%, 5/01/23	11/21 at 100.00	N/R	455,569
985	6.250%, 5/01/33	11/21 at 100.00	N/R	985,788
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Southwest Leadership Academy, Series 2017:
345	6.470%, 11/01/37	11/27 at 100.00	N/R	376,740
4,785	6.600%, 11/01/47	11/27 at 100.00	N/R	5,212,922
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Tacony Academy Charter School, Series of 2014:
1,000	6.875%, 6/15/33	6/23 at 100.00	BB+	1,090,590
6,070	7.375%, 6/15/43	6/23 at 100.00	BB+	6,630,747
3,380	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45, 144A	3/28 at 100.00	BB	3,674,297
8,590	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2019D, 3.000%, 9/01/44 – AGM Insured (UB) (5)	9/29 at 100.00	A2	9,165,616
875	Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017C, 5.300%, 7/01/42	7/22 at 100.00	N/R	887,504

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 3,100	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/32	5/24 at 100.00	BB+	$3,274,468
	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016:
2,000	5.000%, 6/01/36	6/26 at 100.00	BB+	2,170,800
5,145	5.000%, 6/01/46	6/26 at 100.00	BB+	5,514,977
23,970	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Series 2019A, 4.000%, 6/01/49 (UB) (5)	6/29 at 100.00	Aa3	27,133,321
	Southcentral Pennsylvania General Authority, Revenue Bonds, York Academy Regional Charter School Project, Series 2018A:
8,000	6.000%, 7/15/38, 144A	7/28 at 100.00	N/R	9,365,840
6,000	6.500%, 7/15/48, 144A	7/28 at 100.00	N/R	7,093,620
8,560	Wilkes-Barre Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series 2019, 4.000%, 4/15/54 – BAM Insured (UB) (5)	4/29 at 100.00	A2	9,755,918
710,805	Total Pennsylvania			533,696,109
	Puerto Rico – 8.8%
79,000	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 0.000%, 5/15/50	11/21 at 16.11	N/R	12,681,080
40,000	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2008A, 0.000%, 5/15/57	11/21 at 7.00	N/R	2,807,200
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Forward Delivery Series 2022A:
13,355	4.000%, 7/01/42, 144A (WI/DD, Settling 6/15/22)	7/32 at 100.00	N/R	14,762,350
2,730	4.000%, 7/01/47, 144A (WI/DD, Settling 6/15/22)	7/32 at 100.00	N/R	2,977,584
173,075	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A	7/30 at 100.00	N/R	208,605,567
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021A:
500	5.000%, 7/01/37, 144A	7/31 at 100.00	N/R	630,510
1,000	4.000%, 7/01/42, 144A	7/31 at 100.00	N/R	1,137,920
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B:
6,740	5.000%, 7/01/28, 144A	No Opt. Call	N/R	8,281,438
1,760	5.000%, 7/01/29, 144A	No Opt. Call	N/R	2,202,182
7,365	5.000%, 7/01/33, 144A	7/31 at 100.00	N/R	9,431,619
48,885	5.000%, 7/01/37, 144A	7/31 at 100.00	N/R	61,644,963
39,330	4.000%, 7/01/47, 144A	7/31 at 100.00	N/R	44,120,787
2	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.000%, 7/01/33	7/22 at 100.00	CCC	2,071
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY:
1,225	4.050%, 7/01/40 (4)	11/21 at 100.00	D	1,125,469
95,455	4.050%, 7/01/40 (4)	11/21 at 100.00	D	92,591,350

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2010DDD:
$ 4,505	3.957%, 7/01/22 (4)	6/21 at 100.00	N/R	$4,409,269
25	3.957%, 7/01/22 (4)	11/21 at 100.00	D	24,500
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
2,840	3.941%, 7/01/29 (4)	7/22 at 100.00	D	2,772,550
17,685	3.957%, 7/01/29 (4)	7/22 at 100.00	D	17,331,300
2	3.957%, 7/01/42 (4)	7/22 at 100.00	D	1,860
53,160	3.957%, 7/01/42 (4)	7/22 at 100.00	D	52,096,800
13,070	3.961%, 7/01/42 (4)	7/22 at 100.00	D	12,808,600
3	3.961%, 7/01/42 (4)	7/22 at 100.00	D	2,790
5,845	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 3.999%, 7/01/22 (4)	No Opt. Call	N/R	5,728,100
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT:
5,165	3.957%, 7/01/22 (4)	11/21 at 100.00	D	5,061,700
7,260	3.957%, 7/01/22 (4)	6/20 at 100.00	N/R	7,078,500
2,040	3.957%, 7/01/22 (4)	6/21 at 100.00	N/R	1,996,650
165	3.957%, 7/01/23 (4)	11/21 at 100.00	D	161,700
895	3.957%, 7/01/25 (4)	11/21 at 100.00	D	877,100
10	3.957%, 7/01/26 (4)	11/21 at 100.00	D	9,800
2,290	3.957%, 7/01/27 (4)	11/21 at 100.00	D	2,244,200
20,065	3.957%, 7/01/32 (4)	11/21 at 100.00	D	19,663,700
42,990	3.957%, 7/01/37 (4)	11/21 at 100.00	D	42,130,200
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV:
1,465	3.999%, 7/01/22 (4)	No Opt. Call	N/R	1,435,700
995	3.957%, 7/01/24 (4)	11/21 at 100.00	D	975,100
2,000	5.250%, 7/01/34 – NPFG Insured	No Opt. Call	D	2,179,720
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
11,270	3.978%, 7/01/22 (4)	6/21 at 100.00	N/R	11,058,687
15	3.978%, 7/01/22 (4)	11/21 at 100.00	D	14,756
3,420	3.978%, 7/01/23 (4)	11/21 at 100.00	D	3,364,425
525	3.978%, 7/01/25 (4)	11/21 at 100.00	D	490,875
2,710	3.978%, 7/01/26 (4)	11/21 at 100.00	D	2,665,963
630	3.998%, 7/01/27 (4)	11/21 at 100.00	D	619,763
8,778	3.978%, 7/01/28 (4)	11/21 at 100.00	D	8,635,357
2,620	3.978%, 7/01/29 (4)	11/21 at 100.00	D	2,577,425
5,770	3.978%, 7/01/30 (4)	11/21 at 100.00	D	5,676,237
4,478	3.978%, 7/01/31 (4)	11/21 at 100.00	D	4,405,232

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC:
$ 280	3.957%, 7/01/22 (4)	6/21 at 100.00	N/R	$274,050
185	3.957%, 7/01/22 (4)	11/21 at 100.00	D	181,300
1,510	3.895%, 7/01/23 (4)	11/21 at 100.00	D	1,474,138
3,225	3.957%, 7/01/24 (4)	11/21 at 100.00	D	3,160,500
2,000	3.926%, 7/01/25 (4)	11/21 at 100.00	D	1,952,500
875	3.957%, 7/01/25 (4)	11/21 at 100.00	D	857,500
30	3.937%, 7/01/26 (4)	11/21 at 100.00	D	29,288
200	3.978%, 7/01/26 (4)	11/21 at 100.00	D	196,750
3,000	3.978%, 7/01/26 (4)	11/21 at 100.00	D	2,805,000
365	3.957%, 7/01/27 (4)	11/21 at 100.00	D	357,700
18,105	3.978%, 7/01/27 (4)	11/21 at 100.00	D	17,810,794
2,160	3.957%, 7/01/28 (4)	11/21 at 100.00	D	2,116,800
6,200	3.978%, 7/01/28 (4)	11/21 at 100.00	D	6,099,250
1	3.990%, 7/01/28 (4)	11/21 at 100.00	D	905
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX:
1,960	3.926%, 7/01/25 (4)	11/21 at 100.00	D	1,913,450
215	3.937%, 7/01/26 (4)	11/21 at 100.00	D	209,894
3,025	3.978%, 7/01/26 (4)	11/21 at 100.00	D	2,975,844
405	3.947%, 7/01/27 (4)	11/21 at 100.00	D	395,381
290	3.978%, 7/01/27 (4)	11/21 at 100.00	D	285,288
6,350	3.978%, 7/01/35 (4)	11/21 at 100.00	D	6,246,812
875	4.019%, 7/01/36 (4)	11/21 at 100.00	D	866,250
70,195	5.250%, 7/01/40 (4)	11/21 at 100.00	D	69,054,331
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ:
60	3.895%, 7/01/22 (4)	No Opt. Call	N/R	57,825
135	3.957%, 7/01/22 (4)	No Opt. Call	N/R	130,781
125	3.957%, 7/01/22 (4)	No Opt. Call	N/R	121,875
475	3.957%, 7/01/22 (4)	No Opt. Call	N/R	458,969
5,690	3.978%, 7/01/22 (4)	6/21 at 100.00	N/R	5,583,312
5,350	3.978%, 7/01/22 (4)	11/21 at 100.00	D	5,263,062
1,150	3.978%, 7/01/22 (4)	No Opt. Call	N/R	1,114,063
590	3.978%, 7/01/22 (4)	No Opt. Call	N/R	576,725
1,620	3.978%, 7/01/23 (4)	11/21 at 100.00	D	1,593,675
205	3.957%, 7/01/24 (4)	11/21 at 100.00	D	200,900
10,510	3.978%, 7/01/24 (4)	11/21 at 100.00	D	10,339,212
21,180	3.978%, 7/01/25 (4)	11/21 at 100.00	D	20,835,825
240	3.957%, 7/01/26 (4)	11/21 at 100.00	D	235,200
20,560	3.978%, 7/01/26 (4)	11/21 at 100.00	D	20,225,900
215	3.957%, 7/01/28 (4)	11/21 at 100.00	D	210,700

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A:
$ 10	4.143%, 7/01/30 (4)	7/23 at 100.00	D	$10,113
8,580	4.123%, 7/01/33 (4)	7/23 at 100.00	D	8,655,075
1,733	4.102%, 7/01/36 (4)	7/23 at 100.00	D	1,661,514
16,880	4.102%, 7/01/36 (4)	7/23 at 100.00	D	16,985,500
4,805	4.123%, 7/01/40 (4)	7/23 at 100.00	D	4,847,044
19,700	4.123%, 7/01/43 (4)	7/23 at 100.00	D	19,872,375
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2016D-4-RSA-1, 4.164%, 7/01/22 (4)	No Opt. Call	N/R	1,015,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
2,915	3.988%, 7/01/22 (4)	11/21 at 100.00	D	2,871,275
105	3.999%, 7/01/22 (4)	6/20 at 100.00	N/R	102,900
2,895	3.999%, 7/01/22 (4)	6/21 at 100.00	N/R	2,837,100
4,245	3.988%, 7/01/23 (4)	11/21 at 100.00	D	4,181,325
535	3.988%, 7/01/24 (4)	11/21 at 100.00	D	526,975
1,815	3.978%, 7/01/25 (4)	11/21 at 100.00	D	1,785,506
3,660	3.957%, 7/01/28 (4)	11/21 at 100.00	D	3,586,800
13,565	3.978%, 7/01/33 (4)	11/21 at 100.00	D	13,344,569
30,850	3.999%, 7/01/38 (4)	11/21 at 100.00	D	30,425,812
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond Series 2010EE:
5,280	4.036%, 7/01/30 (4)	11/21 at 100.00	D	5,082,000
72,695	4.044%, 7/01/32 (4)	11/21 at 100.00	D	69,968,937
34,350	4.061%, 7/01/40 (4)	11/21 at 100.00	D	33,104,812
14,585	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Series 2010BBB, 3.990%, 7/01/28 (4)	11/21 at 100.00	D	13,965,137
19,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L, 5.250%, 7/01/38 – AMBAC Insured	No Opt. Call	AAA	20,694,420
1,210	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 2.310%, 7/01/39 – FGIC Insured (4)	No Opt. Call	AAA	1,122,275
33,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2012U, 1.630%, 7/01/42 (4)	7/22 at 100.00	N/R	32,546,250
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
704,143	0.000%, 7/01/46	7/28 at 41.38	N/R	232,472,841
558,218	0.000%, 7/01/51	7/28 at 30.01	N/R	133,386,191
22,560	4.750%, 7/01/53	7/28 at 100.00	N/R	25,299,461
17,377	5.000%, 7/01/58	7/28 at 100.00	N/R	19,753,479
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2018B-1:
11,648	0.000%, 7/01/46	7/28 at 41.38	N/R	3,845,587
50,220	0.000%, 7/01/51	7/28 at 30.01	N/R	12,000,069

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$ 13,165	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58	7/28 at 100.00	N/R	$14,791,667
5,000	Puerto Rico, General Obligation Bonds, Public Improvement Series 2001, 2.140%, 7/01/31 (4)	11/21 at 100.00	N/R	4,837,500
	Puerto Rico, General Obligation Bonds, Public Improvement Series 2006A:
8,450	2.140%, 7/01/23 (4)	11/21 at 100.00	N/R	8,217,625
16,175	2.140%, 7/01/24 (4)	11/21 at 100.00	N/R	15,730,187
5,000	2.140%, 7/01/25 (4)	11/21 at 100.00	N/R	4,862,500
5,620	2.140%, 7/01/26 (4)	11/21 at 100.00	N/R	5,465,450
4,255	Puerto Rico, General Obligation Bonds, Public improvement Series 2007A, 2.140%, 7/01/33 (4)	11/21 at 100.00	N/R	4,137,988
	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2008A:
4,510	2.140%, 7/01/26 (4)	11/21 at 100.00	N/R	4,329,600
27,740	2.140%, 7/01/32 (4)	11/21 at 100.00	N/R	26,699,750
2	2.140%, 7/01/32 (4)	11/21 at 100.00	D	1,895
11,345	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2009B, 2.140%, 7/01/39 (4)	11/21 at 100.00	N/R	11,160,644
	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2011A:
3,600	6.000%, 7/01/28 (4)	11/21 at 100.00	N/R	3,510,000
1,615	6.125%, 7/01/33 (4)	11/21 at 100.00	N/R	1,570,588
1,505	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2011C, 2.120%, 7/01/36 (4)	11/21 at 100.00	N/R	1,335,688
	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2012A:
32,960	2.160%, 7/01/39 (4)	7/22 at 100.00	N/R	30,323,200
8,940	2.260%, 7/01/41 (4)	7/22 at 100.00	N/R	7,844,850
	Puerto Rico, General Obligation Bonds, Series 2005A:
8,765	2.140%, 7/01/23 (4)	11/21 at 100.00	N/R	8,523,962
3,980	2.140%, 7/01/34 (4)	11/21 at 100.00	N/R	3,855,625
5,760	Puerto Rico, General Obligation Bonds, Series 2006B, 2.140%, 7/01/32 (4)	11/21 at 100.00	N/R	5,601,600
	Puerto Rico, General Obligation Bonds, Series 2014A:
2	1.990%, 7/01/35 (4)	11/21 at 100.00	D	1,708
385,825	1.990%, 7/01/35 (4)	11/21 at 100.00	N/R	333,738,625
	University of Puerto Rico, University System Revenue Bonds, Refunding Series 2006P:
1,930	5.000%, 6/01/22	11/21 at 100.00	CC	1,925,175
830	5.000%, 6/01/23	11/21 at 100.00	CC	825,850
6,960	5.000%, 6/01/24	11/21 at 100.00	CC	6,907,800
7,050	5.000%, 6/01/25	11/21 at 100.00	CC	6,979,500
2,105	5.000%, 6/01/26	11/21 at 100.00	CC	2,078,688
8,875	5.000%, 6/01/30	11/21 at 100.00	CC	8,719,687

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	University of Puerto Rico, University System Revenue Bonds, Series 2006Q:
$ 4,695	5.000%, 6/01/22	11/21 at 100.00	CC	$4,683,262
75	5.000%, 6/01/23	11/21 at 100.00	CC	74,625
3,075	5.000%, 6/01/24	11/21 at 100.00	CC	3,051,938
1,355	5.000%, 6/01/25	11/21 at 100.00	CC	1,341,450
3,345	5.000%, 6/01/26	11/21 at 100.00	CC	3,303,188
7,203	5.000%, 6/01/30	11/21 at 100.00	CC	7,076,947
4,882	5.000%, 6/01/36	11/21 at 100.00	CC	4,796,565
3,186,842	Total Puerto Rico			2,131,968,067
	Rhode Island – 0.2%
249,290	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	10/21 at 16.36	CCC-	41,446,955
	South Carolina – 1.5%
	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Tender Option Bond Trust 2015-XF-0145:
510	21.559%, 5/30/22, 144A (IF) (5)	1/30 at 0.00	A3	786,864
500	21.724%, 5/30/22, 144A (IF) (5)	1/30 at 0.00	A3	771,545
1,000	21.724%, 5/30/22, 144A (IF) (5)	1/30 at 0.00	A3	1,529,550
	Hardeeville, South Carolina, Special Assessment Revenue Bonds, East Argent Improvement District, Series 2021:
1,000	3.875%, 5/01/41, 144A	5/29 at 100.00	N/R	1,000,620
1,000	4.000%, 5/01/52, 144A	5/29 at 100.00	N/R	987,790
2,735	Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut Creek Improvement District, Series 2016A-2, 5.750%, 12/01/46, 144A	12/21 at 110.00	N/R	2,274,070
5,229	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39 (4)	11/21 at 100.00	N/R	1,098,090
14,058	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/21 (4)	No Opt. Call	N/R	2,952,180
10,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Custodial Receipts CR-086, 5.000%, 8/15/36 (Pre-refunded 8/15/26), 144A	8/26 at 100.00	N/R (7)	11,999,500
8,340	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Custodial Receipts CR-087, 5.000%, 8/15/41 (Pre-refunded 8/15/26), 144A	8/26 at 100.00	N/R (7)	10,007,583
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Hilton Head Christian Academy, Series 2020:
2,160	5.000%, 1/01/40, 144A	1/30 at 100.00	N/R	2,300,875
5,000	5.000%, 1/01/55, 144A	1/30 at 100.00	N/R	5,229,800
1,970	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Series 2014, 7.750%, 11/15/45, 144A	11/26 at 100.00	N/R	2,315,440
4,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 5.250%, 8/15/46, 144A	2/25 at 100.00	BB+	4,336,480

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A:
$ 1,370	7.000%, 11/01/33 (Pre-refunded 11/01/24)	11/24 at 100.00	N/R (7)	$1,638,589
11,515	7.250%, 11/01/45 (Pre-refunded 11/01/24)	11/24 at 100.00	N/R (7)	13,860,145
1,000	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Columbia College, Refunding Series 2020A, 5.750%, 10/01/45	10/27 at 103.00	N/R	1,062,700
5,870	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, High Point Academy Project, Series 2018A, 5.750%, 6/15/49, 144A	12/26 at 100.00	Ba1	6,714,047
7,775	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Hoese Creek Academy Project, Series 2021A, 5.000%, 11/15/55, 144A	11/26 at 100.00	N/R	7,914,872
	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc, Series 2013:
750	5.000%, 5/01/43	5/23 at 100.00	N/R	759,825
1,255	5.125%, 5/01/48	5/23 at 100.00	N/R	1,272,081
33,800	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020A, 4.000%, 12/01/44 (UB) (5)	6/30 at 100.00	A+	39,158,990
19,495	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018, 4.000%, 11/01/48 (UB) (5)	5/28 at 100.00	AA-	21,872,220
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Prisma Health Obligated Group, Series 2018A:
9,985	5.000%, 5/01/43 (UB) (5)	5/28 at 100.00	A3	11,987,791
8,560	5.000%, 5/01/48 (UB) (5)	5/28 at 100.00	A3	10,215,761
1,000	South Carolina Jobs-Economic Development Authority, Retirement Community Revenue Notes, Kiawah Life Plan Village, Inc Project, Series 2021A, 8.750%, 7/01/25	10/21 at 100.00	N/R	1,011,280
6,780	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/46 (UB) (5)	12/26 at 100.00	A-	8,024,672
1,700	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43 (Pre-refunded 6/01/22) (UB) (5)	6/22 at 100.00	A (7)	1,754,570
6,565	South Carolina Public Service Authority, Revenue Obligation Bonds, Improvement Series 2021B, 4.000%, 12/01/51 (UB) (5)	12/31 at 100.00	A-	7,620,521
28,660	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50 (UB) (5)	6/25 at 100.00	A-	32,553,174
10,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/46 (UB) (5)	12/24 at 100.00	A-	11,264,500
7,770	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56 (UB) (5)	12/26 at 100.00	A-	9,130,605
2,185	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013E, 5.000%, 12/01/48 (UB) (5)	12/23 at 100.00	A-	2,381,410
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A:
2,575	5.000%, 12/01/49 (UB) (5)	6/24 at 100.00	A-	2,850,705
68,695	5.500%, 12/01/54 (UB) (5)	6/24 at 100.00	A-	76,932,217
4,970	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2015E, 5.250%, 12/01/55 (UB) (5)	12/25 at 100.00	A-	5,814,254

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$ 17,625	South Carolina State Ports Authority, Revenue Bonds, Series 2019B8, 4.000%, 7/01/49 (AMT) (UB) (5)	7/29 at 100.00	A+	$19,853,505
7,895	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-2, 5.750%, 12/01/42	11/21 at 100.00	N/R	7,901,553
3,580	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-3, 5.330%, 12/01/41	11/21 at 100.00	N/R	3,582,971
328,877	Total South Carolina			354,723,345
	South Dakota – 0.0%
1,550	Lincoln County, South Dakota, Economic Development Revenue Bonds, The Augustana College Association Project, Series 2021A, 4.000%, 8/01/61	8/31 at 100.00	BBB-	1,675,132
6,400	Lower Brule Sioux Tribe, South Dakota, Tribal Purpose Refunding Bonds, Series 2014C, 6.000%, 3/01/32, 144A	3/24 at 100.00	N/R	5,757,018
7,950	Total South Dakota			7,432,150
	Tennessee – 1.2%
2,000	Blount County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc, Series 2016A, 5.000%, 1/01/47	1/25 at 102.00	N/R	1,638,600
	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B:
1,905	0.000%, 12/01/24, 144A	No Opt. Call	N/R	1,653,159
815	0.000%, 12/01/25, 144A	No Opt. Call	N/R	673,190
845	0.000%, 12/01/26, 144A	No Opt. Call	N/R	664,271
16,665	0.000%, 12/01/31, 144A	No Opt. Call	N/R	9,815,018
	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A:
6,650	5.000%, 12/01/35, 144A	12/26 at 100.00	N/R	6,504,365
7,220	5.125%, 12/01/42, 144A	12/26 at 100.00	N/R	6,890,624
	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond 2015-XF1023:
2,545	19.060%, 1/01/40 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	BBB+ (7)	3,166,056
865	19.043%, 1/01/45 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	BBB+ (7)	1,075,887
2,500	19.070%, 1/01/45 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	BBB+ (7)	3,110,375
64,160	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 4.000%, 7/01/40 (UB) (5)	7/28 at 100.00	A-	72,711,886
2,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	A-	2,070,520
	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
7,230	5.250%, 5/01/25, 144A (4)	11/24 at 100.00	N/R	3,000,450
59,375	6.000%, 5/01/34, 144A (4)	11/24 at 100.00	N/R	24,640,625
4,485	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Serenity Towers Apartments, Series 2014A, 5.875%, 3/01/44	3/24 at 100.00	CCC	4,572,727

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A:
$ 4,405	5.500%, 7/01/37	7/27 at 100.00	N/R	$4,233,117
5,150	5.625%, 1/01/46	7/27 at 100.00	N/R	4,874,733
13,790	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 5.625%, 6/15/47, 144A (4)	6/27 at 100.00	N/R	8,274,000
1,235	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017B, 6.750%, 6/15/22, 144A (4)	No Opt. Call	N/R	741,000
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship Education Project, Series 2017E:
3,975	5.250%, 6/01/47, 144A	6/26 at 100.00	N/R	4,335,652
3,250	5.375%, 6/01/52, 144A	6/26 at 100.00	N/R	3,554,980
16,615	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46 (UB) (5)	7/26 at 100.00	A3	19,451,347
19,965	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2017A, 5.000%, 7/01/48 (UB) (5)	7/27 at 100.00	A3	23,830,823
	New Memphis Arena Public Building Authority, Memphis and Shelby County, Tennessee, Local Government Public Improvement Bonds, Capital Appreciation Series 2021:
1,325	0.000%, 4/01/41	4/31 at 79.40	AA	816,266
1,375	0.000%, 4/01/42	4/31 at 77.25	AA	820,036
1,525	0.000%, 4/01/43	4/31 at 75.19	AA	881,587
1,525	0.000%, 4/01/44	4/31 at 73.15	AA	853,619
1,625	0.000%, 4/01/45	4/31 at 71.11	AA	879,466
1,500	0.000%, 4/01/46	4/31 at 69.30	AA	787,635
1,450	Shelby County Health, Educational and Housing Facility Board, Tennessee, Fixed Rate Revenue Bonds, Trezevant Manor, Refunding Series 2013A, 5.375%, 9/01/41	9/23 at 100.00	N/R	1,364,914
	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A:
18,170	7.375%, 6/01/37, 144A (4)	6/27 at 100.00	N/R	5,451,000
17,235	7.500%, 6/01/47, 144A (4)	6/27 at 100.00	N/R	5,170,500
46,300	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	56,113,748
11,580	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place Inc Project, Series 2015A, 5.500%, 1/01/46	11/21 at 100.00	N/R	10,398,261
351,255	Total Tennessee			295,020,437
	Texas – 4.7%
1,000	Abilene Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds, First-Lien Series 2021A, 4.000%, 10/01/50	10/31 at 100.00	BBB-	1,086,360

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 6,140	Abilene Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50, 144A	10/31 at 100.00	N/R	$6,453,754
4,000	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Area 1 Project, Series 2019, 6.500%, 9/01/48, 144A	9/29 at 100.00	N/R	4,642,640
3,000	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Major Improvement Area Project, Series 2019, 6.750%, 9/01/48, 144A	9/29 at 100.00	N/R	3,477,270
1,750	Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public Improvement District 2 Area 1 Project, Series 2021, 4.250%, 9/15/51, 144A	9/31 at 100.00	N/R	1,703,748
	Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public Improvement District 2 Major Improvement Area Project, Series 2021:
200	4.500%, 9/15/31, 144A	No Opt. Call	N/R	197,470
525	5.000%, 9/15/51, 144A	9/31 at 100.00	N/R	512,243
4,235	Anson Education Facilities Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2016A, 5.000%, 8/15/45	8/26 at 100.00	BBB-	4,631,438
	Argyle, Texas, Special Assessment Revenue Bonds, Highlands of Argyle Public Improvement District 1 Project, Series 2017:
750	5.000%, 9/01/37	9/27 at 100.00	N/R	843,090
1,470	5.250%, 9/01/47	9/27 at 100.00	N/R	1,646,973
	Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of Argyle Public Improvement District Project, Series 2018:
2,100	5.125%, 9/01/38, 144A	9/28 at 100.00	N/R	2,395,029
3,905	5.250%, 9/01/47, 144A	9/28 at 100.00	N/R	4,418,507
1,500	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Brooks Academies, Series 2021A, 5.000%, 6/15/51	6/26 at 100.00	N/R	1,571,415
9,520	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Great Hearts America - Texas, Series 2021A, 3.000%, 8/15/56 (UB) (5)	8/31 at 100.00	Aaa	9,948,210
5,810	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Harmony Public Schools, Series 2021A, 3.000%, 2/15/46 (UB) (5)	2/31 at 100.00	AAA	6,156,973
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Leadership Prep School, Series 2016A:
490	5.000%, 6/15/36	11/21 at 100.00	BB	491,235
1,245	5.000%, 6/15/46	11/21 at 100.00	BB	1,247,801
9,545	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Responsive Education Solutions, Series 2021A, 3.000%, 8/15/51 (UB) (5)	8/31 at 100.00	AAA	10,068,543
4,035	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Riverwalk Education Foundation, Series 2019, 3.000%, 8/15/54 (UB) (5)	8/29 at 100.00	AAA	4,174,409
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A:
1,000	5.000%, 8/15/38	8/27 at 100.00	N/R	1,105,070
1,800	5.000%, 8/15/48	8/27 at 100.00	N/R	1,958,850
900	5.000%, 8/15/53	8/27 at 100.00	N/R	976,932
6,060	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45	9/23 at 103.00	N/R	6,466,808

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2 Project, Series 2018:
$ 1,000	5.750%, 9/01/33, 144A	9/23 at 103.00	N/R	$1,083,260
3,775	6.125%, 9/01/45, 144A	9/23 at 103.00	N/R	4,098,329
5,125	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40	9/23 at 103.00	N/R	5,460,175
1,479	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 3A Project, Series 2021, 4.000%, 9/01/45, 144A	9/28 at 100.00	N/R	1,509,393
3,800	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn Ridge South Public Improvement District Project, Series 2017, 6.200%, 9/01/47, 144A	9/27 at 100.00	N/R	4,402,490
6,240	Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment Revenue Bonds, Estancia Hill Country Public Improvement District, Series 2013, 6.000%, 11/01/28	11/23 at 100.00	N/R	6,458,837
1,260	Baytown Municipal Development District, Texas, Hotel Revenue Bonds, Baytown Convention Center Hotel, First-Lien Series 2021A, 4.000%, 10/01/50	10/31 at 100.00	BBB-	1,372,228
1,120	Caddo Mills Municipal Management District No 1, Texas, General Obligation Bonds, Tax Road Series 2021, 3.000%, 9/01/46	9/26 at 100.00	N/R	1,076,578
	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phase 1 Project, Series 2018:
1,690	5.125%, 9/01/38, 144A	9/28 at 100.00	N/R	1,923,828
4,230	5.250%, 9/01/47, 144A	9/28 at 100.00	N/R	4,777,489
	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phases 2-7 Major Improvement Project, Series 2018:
4,230	5.500%, 9/01/38, 144A	9/28 at 100.00	N/R	4,913,906
7,480	5.625%, 9/01/48, 144A	9/28 at 100.00	N/R	8,621,074
5,910	Celina, Texas, Special Assessment Revenue Bonds, Columns Public Improvement District Project, Series 2018, 6.250%, 9/01/48, 144A	9/28 at 100.00	N/R	6,788,758
	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014:
1,445	6.625%, 9/01/32	9/22 at 103.00	N/R	1,512,713
3,385	7.000%, 9/01/40	9/22 at 103.00	N/R	3,540,642
3,735	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1B Project, Series 2018, 5.250%, 9/01/44, 144A	9/28 at 100.00	N/R	4,255,696
	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014:
2,025	7.250%, 9/01/32	9/22 at 103.00	N/R	2,107,438
3,500	7.625%, 9/01/40	9/22 at 103.00	N/R	3,641,925
5,000	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 Project, Series 2018, 5.625%, 9/01/48, 144A	9/28 at 100.00	N/R	5,722,650
	Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek Public Improvement District Phase 1 Project, Series 2021:
500	4.250%, 9/01/41, 144A	9/31 at 100.00	N/R	504,415
800	4.500%, 9/01/50, 144A	9/31 at 100.00	N/R	805,056

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek Public Improvement District Phase 2-3 Major Improvement Project, Series 2021:
$ 350	5.250%, 9/01/41, 144A	9/31 at 100.00	N/R	$353,213
640	5.500%, 9/01/50, 144A	9/31 at 100.00	N/R	643,846
1,000	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016, 5.250%, 9/01/46	9/26 at 100.00	N/R	1,100,890
	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1B, Series 2018:
325	5.375%, 9/01/38, 144A	9/28 at 100.00	N/R	378,333
415	5.500%, 9/01/46, 144A	9/28 at 100.00	N/R	479,288
	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Project, Series 2018:
1,120	5.625%, 9/01/38	9/28 at 100.00	N/R	1,303,691
1,700	5.750%, 9/01/47	9/28 at 100.00	N/R	1,966,305
	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015:
1,750	6.000%, 9/01/30	9/22 at 103.00	N/R	1,824,882
4,950	6.250%, 9/01/40	9/22 at 103.00	N/R	5,160,870
3,115	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 1 Project, Series 2017, 6.125%, 9/01/46	9/27 at 100.00	N/R	3,338,190
1,245	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 2 Major Improvement Project, Series 2017, 6.125%, 9/01/46	9/27 at 100.00	N/R	1,317,770
5,665	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45	3/23 at 103.00	N/R	5,946,664
10,035	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015, 8.250%, 9/01/40	3/23 at 103.00	N/R	10,517,583
	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 1 Project, Series 2016:
700	5.000%, 9/01/36, 144A	9/22 at 103.00	N/R	733,397
1,650	5.250%, 9/01/46, 144A	9/22 at 103.00	N/R	1,727,864
520	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 3-4 Project, Series 2020, 4.000%, 9/01/50, 144A	9/30 at 100.00	N/R	539,354
1,475	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 6.250%, 9/01/45	9/24 at 100.00	N/R	1,547,010
1,000	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District Neighborhood Improvement Area 4 Project, Series 2021, 4.000%, 9/01/51, 144A (WI/DD, Settling 10/19/21)	9/31 at 100.00	N/R	1,032,100
7,350	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2021B, 4.000%, 1/01/51 (UB) (5)	1/31 at 100.00	Baa1	8,343,573

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	City of Shenandoah, Montgomery County, Texas, Special Assessment Revenue Bonds, Metropark Public Improvement District, Series 2018:
$ 1,835	5.600%, 9/01/38	9/28 at 100.00	N/R	$2,105,956
2,940	5.700%, 9/01/47	9/28 at 100.00	N/R	3,339,664
9,865	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, International Leadership of Texas, Series 2021, 3.000%, 8/15/51 (UB) (5)	8/31 at 100.00	Aaa	10,282,388
	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016:
1,445	6.250%, 9/01/35	9/23 at 103.00	N/R	1,574,212
3,395	6.500%, 9/01/46	9/23 at 103.00	N/R	3,695,865
1,200	Comal County, Texas, Special Assessment Revenue Bonds, Crossings Public Improvement District, Series 2017, 5.000%, 9/01/46	9/27 at 100.00	N/R	1,308,396
1,210	Conroe Local Government Corporation, Texas, Hotel Revenue Bonds, Conroe Convention Center Hotel, First-Lien Series 2021A, 4.000%, 10/01/50	10/31 at 100.00	BBB-	1,315,585
1,000	Conroe Local Government Corporation, Texas, Hotel Revenue Bonds, Conroe Convention Center Hotel, Second-Lien Series 2021B, 5.000%, 10/01/50	10/31 at 100.00	BB-	1,083,110
	Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds, Crandall Carwright Ranch Public Improvement District Improvement Area 1 Project, Series 2021:
205	4.000%, 9/15/31, 144A	No Opt. Call	N/R	208,380
1,100	4.250%, 9/15/41, 144A	9/31 at 100.00	N/R	1,118,744
1,000	4.500%, 9/15/51, 144A	9/31 at 100.00	N/R	1,020,900
	Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds, Crandall Carwright Ranch Public Improvement District Improvement Area Project, Series 2021:
750	5.000%, 9/15/41, 144A	9/31 at 100.00	N/R	766,493
1,000	5.250%, 9/15/51, 144A	9/31 at 100.00	N/R	1,025,770
6,050	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H Wood Jr Public Charter District, Inspire Academies, Series 2013A, 6.500%, 8/15/43 (Pre-refunded 8/15/23)	8/23 at 100.00	N/R (7)	6,720,158
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
770	6.625%, 9/01/31	9/23 at 100.00	N/R	844,428
7,010	6.375%, 9/01/42	9/23 at 100.00	N/R	7,656,182
9,175	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BBB-	10,104,427
1,000	Edinburg Economic Development Corporation, Texas, Sales Tax Revenue Bonds, Series 2021A, 3.375%, 8/15/46	8/28 at 100.00	N/R	960,020
1,500	Elmendorf, Texas, Special Assessment Revenue Bonds, Hickory Ridge Public Improvement District Improvement Area 1, Series 2021, 4.000%, 9/01/51, 144A	9/31 at 100.00	N/R	1,459,095
1,740	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Refunding Series 2021, 4.000%, 9/01/43, 144A	9/31 at 100.00	N/R	1,767,022
	Fort Bend County, Texas, Toll Road Revenue Bonds, Senior Lien Series 2021:
3,305	3.000%, 3/01/46 – BAM Insured (UB) (5)	3/31 at 100.00	A2	3,506,109
5,530	3.000%, 3/01/51 – BAM Insured (UB) (5)	3/31 at 100.00	A2	5,830,390

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Fort Bend Grand Parkway Toll Road Authority, Texas, Revenue Bonds Series 2021:
$ 6,995	3.000%, 3/01/46 (UB) (5)	3/31 at 100.00	Aa1	$7,481,922
6,690	3.000%, 3/01/51 (UB) (5)	3/31 at 100.00	Aa1	7,123,244
	Godley Independent School District, Texas, General Obligation Bonds, School Building Series 2021:
10,000	3.000%, 2/15/46 (UB) (5)	2/31 at 100.00	Aaa	10,763,400
15,000	3.000%, 2/15/51 (UB) (5)	2/31 at 100.00	Aaa	16,006,500
28,985	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C, 3.000%, 10/01/50 (UB) (5)	4/30 at 100.00	A2	30,396,859
2,530	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (AMT)	11/21 at 100.00	B3	2,533,441
2,500	Harris County Cultural Education Facilities Finance Corporation, Texas, First Mortgage Revenue Bonds, Brazos Presbyterian Homes, Inc Project, Series 2013B, 7.000%, 1/01/43 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB- (7)	2,704,775
50,810	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Texas Childrens Hospital, Series 2021A, 3.000%, 10/01/51 (UB) (5)	10/31 at 100.00	AA	52,757,039
600	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/53 – AGM Insured	11/31 at 33.96	A2	146,724

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
$ 1,400	0.000%, 11/15/23 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	$1,384,712
475	0.000%, 11/15/23 – NPFG Insured	No Opt. Call	BB+	457,781
2,270	0.000%, 11/15/25 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	2,198,450
13,760	0.000%, 11/15/25 – NPFG Insured	No Opt. Call	BB+	12,596,867
520	0.000%, 11/15/26 (ETM)	No Opt. Call	Baa2 (7)	495,144
4,400	0.000%, 11/15/26	No Opt. Call	BB+	3,904,868
355	0.000%, 11/15/27 (ETM)	No Opt. Call	Baa2 (7)	330,562
4,645	0.000%, 11/15/27	No Opt. Call	BB+	3,981,462
480	0.000%, 11/15/28 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	438,346
11,595	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	BB+	9,575,615
125	0.000%, 11/15/29 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	111,801
10,400	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	BB+	8,253,440
2,070	0.000%, 11/15/30 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	1,814,603
12,645	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	BB+	9,622,086
5,000	0.000%, 11/15/31 – NPFG Insured	No Opt. Call	BB+	3,652,450
1,910	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	BB+	1,306,593
2,075	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	BB+	1,247,988
35	0.000%, 11/15/35	11/31 at 78.18	BB+	19,759
4,160	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	BB+	2,205,382
1,525	0.000%, 11/15/37 – NPFG Insured	11/31 at 69.08	BB+	756,736
1,930	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	BB+	897,797
1,130	0.000%, 11/15/39 – NPFG Insured	11/31 at 60.98	BB+	492,115
10,045	0.000%, 11/15/40 – NPFG Insured	11/31 at 57.27	BB+	4,096,753
17,665	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	BB+	6,754,743
1,500	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2020A, 3.125%, 11/15/56 – AGM Insured	11/30 at 100.00	A2	1,583,130
1,840	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G, 0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	BBB	710,608
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
100	0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	BB	61,303
605	0.000%, 11/15/32 – NPFG Insured	11/24 at 62.71	BB	349,303
1,420	0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	BB	771,997
25	0.000%, 11/15/34 – NPFG Insured (Pre-refunded 11/15/24)	11/24 at 55.69	Baa2 (7)	13,657
190	0.000%, 11/15/34 – NPFG Insured	11/24 at 55.69	BB	97,248
555	0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	BB	267,382
3,535	0.000%, 11/15/38 – NPFG Insured (Pre-refunded 11/15/24)	11/24 at 43.83	Baa2 (7)	1,519,661
6,465	0.000%, 11/15/38 – NPFG Insured	11/24 at 43.83	BB	2,594,469
8,430	0.000%, 11/15/39 (Pre-refunded 11/15/24)	11/24 at 41.26	Baa2 (7)	3,411,705
9,245	0.000%, 11/15/39	11/24 at 41.26	BB	3,489,525

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A:
$ 1,180	0.000%, 11/15/34 – NPFG Insured	11/30 at 78.27	A2	$720,048
27,155	0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	A2	12,797,608
8,805	0.000%, 11/15/40 – NPFG Insured	11/30 at 54.04	A2	3,645,270
1,025	Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public Improvement District 5 Improvement Area 1 Project, Series 2019, 4.125%, 9/01/39, 144A	9/29 at 100.00	N/R	1,111,633
9,190	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public Improvement District Major Public Improvement Project, Series 2015, 7.000%, 9/15/45	9/25 at 100.00	N/R	9,521,299
6,805	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	11/21 at 100.00	N/R	6,815,344
	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2021A:
5,500	4.000%, 7/01/46 (AMT) (UB) (5)	7/31 at 100.00	A1	6,307,730
1,000	4.000%, 7/01/48 (AMT) (UB) (5)	7/31 at 100.00	A1	1,144,720
8,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc - Terminal Improvement Project, Refunding Series 2011, 6.625%, 7/15/38 (AMT)	11/21 at 100.00	B	8,044,800
	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1:
5,000	5.000%, 7/15/30 (AMT)	7/25 at 100.00	B	5,552,800
595	5.000%, 7/15/35 (AMT)	7/25 at 100.00	B	654,917
5,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Series 2021A, 4.000%, 7/01/41 (AMT)	7/29 at 100.00	B-	5,327,900
8,995	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Series 2021B-1, 4.000%, 7/15/41 (AMT)	7/29 at 100.00	B-	9,587,501
1,000	Hutto, Texas, Special Assessment Revenue Bonds, Emory Crossing, Public Improvement Area 1 Project Series 2021, 4.000%, 9/01/56, 144A	9/29 at 100.00	N/R	1,008,750
5,090	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012, 8.250%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (7)	5,386,340
	Justin, Denton County, Texas, Special Assessment Revenue Bonds, Timberbrook Public Improvement District 1 Improvement Area 1 Project, Series 2018:
1,315	5.000%, 9/01/38, 144A	9/28 at 100.00	N/R	1,468,395
1,175	5.375%, 9/01/38, 144A	9/28 at 100.00	N/R	1,328,349
1,930	5.125%, 9/01/47, 144A	9/28 at 100.00	N/R	2,138,382
1,770	5.500%, 9/01/47, 144A	9/28 at 100.00	N/R	1,985,497
1,750	Justin, Denton County, Texas, Special Assessment Revenue Bonds, Timberbrook Public Improvement District 1 Improvement Area 2 Project, Series 2018, 4.000%, 9/01/51, 144A	9/31 at 100.00	N/R	1,787,327
2,000	Kaufman County Fresh Water Supply District 1-D, Texas, General Obligation Road Bonds, Series 2021, 3.000%, 9/01/51	9/26 at 100.00	N/R	1,881,800
2,500	Lago Vista, Travis County, Texas, Special Assessment Revenue Bonds, Tessera on Lake Travis Public Improvement District Major Improvement Area Project, Series 2020B, 4.875%, 9/01/50, 144A	9/30 at 100.00	N/R	2,628,975

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,200	Lake Houston Redevelopment Authority, Texas, Tax Increment Contract Revenue Bonds, Series 2021, 3.000%, 9/01/47	9/31 at 100.00	BBB-	$1,222,632
9,770	Lamar Consolidated Independent School District, Fort Bend County, Texas, General Obligation Bonds, Schoolhouse Series 2021, 3.000%, 2/15/56 (UB) (5)	2/31 at 100.00	AAA	10,340,666
1,015	Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public Improvement District Area 1 Project, Series 2019, 4.250%, 9/15/39, 144A	9/29 at 100.00	N/R	1,099,621
1,270	Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public Improvement District Major Improvement Area Project, Series 2019, 5.000%, 9/15/49, 144A	9/29 at 100.00	N/R	1,400,213
2,730	Leander, Texas, Special Assessment Revenue Bonds, Crystal Springs Public Improvement District Project, Series 2018, 5.300%, 9/01/48, 144A	9/28 at 100.00	N/R	2,849,137
1,100	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Northern Improvement Area Major Improvement Project, Series 2017, 5.375%, 9/01/47, 144A	9/26 at 100.00	N/R	1,140,931
3,850	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Southern Improvement Area Project, Series 2017, 5.000%, 9/01/47, 144A	9/26 at 100.00	N/R	4,008,235
	Liberty Hill, Williamson County, Texas, Special Assessment Revenue Bonds, Liberty Parke Public Improvement District Master Improvement Area Project, Series 2017:
390	5.125%, 9/01/27, 144A	No Opt. Call	N/R	427,814
2,155	6.000%, 9/01/46, 144A	9/27 at 100.00	N/R	2,474,910
1,075	Liberty Hill, Williamson County, Texas, Special Assessment Revenue Bonds, Liberty Parke Public Improvement District Neighborhood Improvement Area 1 Project, Series 2017, 5.375%, 9/01/46, 144A	9/26 at 100.00	N/R	1,190,165
5,175	Little Elm, Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 1-1A Project, Series 2017, 6.000%, 9/01/47, 144A	9/27 at 100.00	N/R	5,901,415
	Little Elm, Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 2-3 Project, Series 2018:
725	5.750%, 9/01/38, 144A	9/28 at 100.00	N/R	844,603
1,350	5.875%, 9/01/47, 144A	9/28 at 100.00	N/R	1,559,858
1,500	Little Elm, Texas, Special Assessment Revenue Bonds, Lakeside Estates Public Improvement District 2 Project, Series 2017, 5.000%, 9/01/47, 144A	9/27 at 100.00	N/R	1,648,485
	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Improvement Area 2 Project, Refunding & Improvement Series 2018:
70	0.000%, 9/01/22, 144A	No Opt. Call	N/R	68,499
70	0.000%, 9/01/23, 144A	No Opt. Call	N/R	67,038
12,095	5.750%, 9/01/48, 144A	9/28 at 100.00	N/R	13,887,600
	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Major Improvement Area Project, Refunding Series 2018:
125	0.000%, 9/01/22, 144A	No Opt. Call	N/R	122,271
125	0.000%, 9/01/23, 144A	No Opt. Call	N/R	119,165
125	0.000%, 9/01/24, 144A	No Opt. Call	N/R	115,973
125	0.000%, 9/01/25, 144A	No Opt. Call	N/R	112,821
6,300	6.750%, 9/01/48, 144A	9/28 at 100.00	N/R	7,444,269

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Phase I, Refunding & Improvement Series 2018:
$ 95	0.000%, 9/01/22, 144A	No Opt. Call	N/R	$93,072
6,540	5.250%, 9/01/44, 144A	9/28 at 100.00	N/R	7,408,185
	Manor, Texas, Special Assessment Revenue Bonds, Lagos Public Improvement District Major Improvement Area Project, Series 2020:
600	4.500%, 9/15/40, 144A	9/30 at 100.00	N/R	660,258
600	4.625%, 9/15/49, 144A	9/30 at 100.00	N/R	656,766
1,755	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Gregg Ranch Public Improvement District Major Improvement Area Project, Series 2019, 5.750%, 9/01/49, 144A	9/29 at 100.00	N/R	1,946,330
1,670	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Gregg Ranch Public Improvement District Neighborhood Improvement Area 1 Project, Series 2019, 5.250%, 9/01/49, 144A	9/29 at 100.00	N/R	1,847,220
2,000	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Thunder Rock Public Improvement District Improvement Area 1 Project, Series 2021, 4.375%, 9/01/51, 144A	9/31 at 100.00	N/R	1,951,000
1,000	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Thunder Rock Public Improvement District Major Improvement Area Project, Series 2021, 5.125%, 9/01/51, 144A	9/31 at 100.00	N/R	976,030
1,000	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement District Improvement Area 3 Project, Series 2021, 4.000%, 9/15/51, 144A	9/31 at 100.00	N/R	1,009,800
	Medina County, Texas, Special Assessment Revenue Bonds, Woodlands Public Improvement District Major Improvement Areas 1, Series 2021:
785	5.250%, 9/01/41, 144A	9/31 at 100.00	N/R	792,206
1,160	5.500%, 9/01/50, 144A	9/31 at 100.00	N/R	1,167,853
1,250	Medina County, Texas, Special Assessment Revenue Bonds, Woodlands Public Improvement District Neighborhood Improvement Areas 1, Series 2021, 4.750%, 9/01/50, 144A	9/31 at 100.00	N/R	1,260,763
	Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public Improvement District Phase 1 Project, Series 2018:
850	5.250%, 9/01/38, 144A	9/28 at 100.00	N/R	976,506
1,595	5.375%, 9/01/48, 144A	9/28 at 100.00	N/R	1,817,981
1,510	Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public Improvement District Phase 2 Major Improvement Project, Series 2018, 5.625%, 9/01/48, 144A	9/28 at 100.00	N/R	1,709,290
	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019:
1,000	5.750%, 9/15/39, 144A	9/29 at 100.00	N/R	1,112,350
2,300	6.000%, 9/15/49, 144A	9/29 at 100.00	N/R	2,549,366
1,750	Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms Public Improvement District Improvement Areas 1-2 Project, Series 2021, 4.125%, 9/15/51, 144A	9/31 at 100.00	N/R	1,759,905

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms Public Improvement District Major Improvement Area Project, Series 2021:
$ 420	4.500%, 9/15/41, 144A	9/31 at 100.00	N/R	$424,691
750	4.750%, 9/15/51, 144A	9/31 at 100.00	N/R	758,880
17,127	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45, 144A (AMT) (4), (8)	1/26 at 102.00	N/R	439,600
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2018A:
1,595	5.625%, 8/15/39, 144A	8/24 at 100.00	N/R	1,712,185
3,340	5.750%, 8/15/49, 144A	8/24 at 100.00	N/R	3,577,775
8,500	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2016A, 5.000%, 8/15/46, 144A	11/21 at 100.00	BB	8,516,235
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2017A:
3,235	5.000%, 8/15/37, 144A	11/21 at 100.00	BB	3,241,955
1,825	5.125%, 8/15/47, 144A	11/21 at 100.00	BB	1,828,650
4,305	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series 2018A, 5.500%, 7/01/54	7/24 at 103.00	N/R	4,542,679
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communities Senior Living Langford Project, Series 2016:
670	5.375%, 11/15/36	11/26 at 100.00	N/R	721,175
1,000	5.500%, 11/15/46	11/26 at 100.00	N/R	1,071,090
2,000	5.500%, 11/15/52	11/26 at 100.00	N/R	2,135,500
32,020	New Hope Cultural Education Facilities Finance Corporation, Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1, 5.500%, 1/01/57	1/28 at 103.00	N/R	31,430,192
7,260	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, LLC-Texas A&M University-Corpus Christi Project, Series 2014A, 5.000%, 4/01/44 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (7)	8,083,284
1,490	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - San Antonio 1, LLC - Texas A&M University - San Antonio Project,, 5.000%, 4/01/48 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (7)	1,769,896
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A:
1,840	5.000%, 7/01/24	No Opt. Call	CCC	1,582,400
13,600	5.000%, 7/01/35	7/25 at 100.00	CCC	11,696,000
115,200	5.000%, 7/01/47	7/25 at 100.00	CCC	99,072,000
9,965	New Hope Cultural Educational Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Children's Health Systems of Texas Project, Series 2017A, 4.000%, 8/15/40 (UB) (5)	8/27 at 100.00	Aa3	11,182,623

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Newark Higher Education Finance Corporation, Texas, Education Revenue Bonds, Austin Achieve Public Schools, Inc, Series 2017A:
$ 1,000	5.000%, 6/15/37 (Pre-refunded 6/15/22)	6/22 at 100.00	N/R (7)	$1,032,920
1,250	5.000%, 6/15/42 (Pre-refunded 6/15/22)	6/22 at 100.00	N/R (7)	1,291,150
3,000	5.250%, 6/15/48 (Pre-refunded 6/15/22)	6/22 at 100.00	N/R (7)	3,103,980
	Newark Higher Education Finance Corporation, Texas, Education Revenue Bonds, TLC Academy, Series 2021A:
1,000	4.000%, 8/15/51	8/28 at 100.00	BB	1,057,130
1,000	4.000%, 8/15/56	8/28 at 100.00	BB	1,050,170
43,310	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Refunding Series 2019A, 4.000%, 12/15/58 (UB) (5)	12/29 at 100.00	A+	49,747,165
670	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public Improvement District Zone A Project, Series 2019, 5.625%, 9/01/40, 144A	9/30 at 100.00	N/R	728,886
	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public Improvement District Zone B Project, Series 2019:
1,130	5.250%, 9/01/40, 144A	9/30 at 100.00	N/R	1,227,926
1,500	5.375%, 9/01/50, 144A	9/30 at 100.00	N/R	1,622,205
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier Series 2021B:
17,415	3.000%, 1/01/46 (UB) (5)	1/31 at 100.00	A	18,205,815
17,220	3.000%, 1/01/51 (UB) (5)	1/31 at 100.00	A	17,922,059
750	Oak Point, Denton County, Texas, Special Assessment Revenue Bonds, Wildridge Public Improvement District 1 Improvement Area 4 Project, Series 2021, 4.000%, 9/01/51, 144A	9/29 at 100.00	N/R	772,028
4,250	Plano, Collin and Denton Counties, Texas, Special Assessment Revenue Bonds, Collin Creek East Public Improvement District Project, Series 2021, 4.375%, 9/15/51, 144A	9/31 at 100.00	N/R	4,297,770
1,250	Plano, Collin and Denton Counties, Texas, Special Assessment Revenue Bonds, Collin Creek West Public Improvement District Project, Series 2021, 4.000%, 9/15/51, 144A	9/31 at 100.00	N/R	1,292,525
6,000	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A, 3.000%, 1/01/50, 144A (AMT)	7/23 at 103.00	N/R	5,649,660
	Pottsboro Higher Education Finance Corporation, Texas, Education Revenue Bonds, Imagine International Academy of North Texas, LLC, Series 2016A:
655	5.000%, 8/15/36	8/26 at 100.00	N/R	719,760
1,000	5.000%, 8/15/46	8/26 at 100.00	N/R	1,081,840
500	Princeton, Texas, Special Assessment Revenue Bonds, Brookside Public Improvement District Phase 2 & 3 Project, Series 2021, 4.000%, 9/01/51, 144A	9/29 at 100.00	N/R	512,605
6,235	Princeton, Texas, Special Assessment Revenue Bonds, Crossroads Public Improvement District Major improvement Project, Series 2018, 6.500%, 9/01/48, 144A	9/28 at 100.00	N/R	7,090,878
2,080	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%, 9/01/49, 144A	9/29 at 100.00	N/R	2,252,203

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 2-6 Major Improvement Project, Series 2019:
$ 1,000	5.500%, 9/01/39, 144A	9/29 at 100.00	N/R	$1,126,780
2,000	5.750%, 9/01/49, 144A	9/29 at 100.00	N/R	2,249,620
1,000	Princeton, Texas, Special Assessment Revenue Bonds, Winchester Public Improvement District Phase 3 & 4 Project, Series 2021, 4.000%, 9/01/51, 144A (WI/DD, Settling 10/26/21)	9/30 at 100.00	N/R	1,037,720
3,605	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.125%, 2/01/39	2/24 at 100.00	Ba1	3,841,272
1,000	Red Oak, Ellis County, Texas, Special Assessment Revenue Bonds, Red Oak Public Improvement District 1 Improvement Area 1 Project, Series 2021, 4.000%, 9/15/51, 144A	9/30 at 100.00	N/R	1,014,270
	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc, Series 2012:
6,280	4.293%, 12/15/32 (4)	12/21 at 100.00	N/R	4,396,000
3,800	4.293%, 12/15/42 (4)	12/21 at 100.00	N/R	2,660,000
14,375	4.293%, 12/15/47 (4)	12/21 at 100.00	N/R	10,062,500
4,290	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crestview Project, Series 2011A, 8.000%, 11/15/46 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (7)	4,327,580
3,300	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 7.750%, 11/15/44	11/24 at 100.00	N/R	3,633,300
445	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016, 6.000%, 9/15/46	3/24 at 102.00	N/R	459,565
	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 2 Project, Series 2019:
1,365	4.625%, 9/15/39, 144A	9/27 at 100.00	N/R	1,491,167
2,495	4.750%, 9/15/49, 144A	9/27 at 100.00	N/R	2,714,136
4,200	Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Major Improvement Area Project, Series 2017, 5.250%, 9/15/48, 144A	9/27 at 100.00	N/R	4,627,644
	Royse CIty, Rockwall, Collin and Hunt Counties, Texas, Special Assessment Revenue Bonds, Creekshaw Public Improvement District Major Improvement Area Project, Series 2020:
400	4.875%, 9/15/40, 144A	9/30 at 100.00	N/R	423,212
700	5.125%, 9/15/50, 144A	9/30 at 100.00	N/R	739,683
2,235	Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement District 1 Major Improvement Area Project, Series 2020, 5.625%, 9/15/50, 144A	9/30 at 100.00	N/R	2,337,162
	San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special Assessment Revenue Bonds, San Marcos Trace Public Improvement District Series 2019:
3,800	5.750%, 9/01/39, 144A	9/28 at 100.00	N/R	4,288,718
5,000	5.750%, 9/01/48, 144A	9/28 at 100.00	N/R	5,609,900
2,200	San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special Assessment Revenue Bonds, Whisper Public Improvement District Series 2020, 5.625%, 9/01/50	9/30 at 100.00	N/R	2,382,402

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 100	Sanger Industrial Development Corporation, Texas, Industrial Development Revenue Bonds, Texas Pellets Inc Project, Refunding Series 2012B, 8.000%, 7/01/38 (AMT) (4)	7/22 at 100.00	N/R	$25,000
11,130	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Cook Childrens Medical Center, Series 2020, 3.000%, 12/01/50 (UB) (5)	12/29 at 100.00	AA	11,627,288
4,650	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2007, 5.750%, 11/15/37 (4)	11/21 at 100.00	N/R	2,650,500
6,200	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2014, 5.625%, 11/15/41 (4)	11/24 at 100.00	N/R	3,534,000
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2015A:
705	5.250%, 11/15/35 (4)	11/25 at 100.00	N/R	401,850
9,025	5.500%, 11/15/45 (4)	11/25 at 100.00	N/R	5,144,250
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, Series 2017A:
240	6.625%, 11/15/37	5/27 at 100.00	N/R	273,324
5,875	6.750%, 11/15/47	5/27 at 100.00	N/R	6,645,154
5,865	6.750%, 11/15/52	5/27 at 100.00	N/R	6,602,582
2,075	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, CC Young Memorial Home Project, Series 2009A, 8.000%, 2/15/38 (4)	11/21 at 100.00	N/R	1,452,500
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, CC Young Memorial Home Project, Series 2016A:
1,000	6.375%, 2/15/48 (4)	2/27 at 100.00	N/R	700,000
1,000	6.375%, 2/15/52 (4)	2/27 at 100.00	N/R	700,000
15,465	Temple College District, Bell County, Texas, General Obligation Limited Tax, Series 2021, 3.000%, 7/01/46 (UB) (5)	7/31 at 100.00	AA-	16,421,820
100	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/22	No Opt. Call	A-	105,877
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility, Series 2013:
6,665	7.000%, 12/31/38 (AMT)	9/23 at 100.00	Baa3	7,468,999
3,660	6.750%, 6/30/43 (AMT)	9/23 at 100.00	Baa3	4,081,961
2,835	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	11/21 at 100.00	B-	2,835,822
12,326	Texas State Affordable Housing Corporation Multifamily Housing Revenue Bonds, Peoples El Shaddai Village and St James Manor Apartments Project, Series 2016, 4.850%, 12/01/56, 144A	1/34 at 100.00	N/R	13,489,267
3,470	Town Of Hickory Creek, Denton County, Texas, Special Assessment Revenue Bonds, Hickory Creek Public Improvement District, Series 2018, 5.625%, 9/01/47	9/28 at 100.00	N/R	3,960,901

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 4,000	Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds, Tessera on Lake Travis Public Improvement District Improvement Area #2 Project, Series 2018, 5.000%, 9/01/47	9/27 at 100.00	N/R	$4,358,560
	Waco Educational Finance Corp, Texas, Revenue Bonds, Baylor University, Series 2021:
3,685	4.000%, 3/01/46 (UB) (5)	3/31 at 100.00	A+	4,277,253
3,685	4.000%, 3/01/51 (UB) (5)	3/31 at 100.00	A+	4,258,460
	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
3,025	6.125%, 9/01/35	9/25 at 100.00	N/R	3,122,617
2,755	6.250%, 9/01/40	9/25 at 100.00	N/R	2,844,179
7,045	6.375%, 9/01/45	9/25 at 100.00	N/R	7,281,501
1,219,382	Total Texas			1,154,798,078
	Utah – 0.5%
	Black Desert Public Infrastructure District, Utah, Limited Tax General Obligation Bonds, Series 2021A:
2,000	3.750%, 3/01/41, 144A	9/26 at 103.00	N/R	2,006,640
5,530	4.000%, 3/01/51, 144A	9/26 at 103.00	N/R	5,547,419
3,500	Black Desert Public Infrastructure District, Utah, Limited Tax General Obligation Bonds, Subordinate Series 2021B, 7.375%, 9/15/51, 144A	9/26 at 103.00	N/R	3,454,920
11,315	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, 144A (AMT) (4)	12/27 at 100.00	N/R	9,518,404
500	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (AMT)	No Opt. Call	N/R	518,780
	Medical School Campus Public Infrastructure District, Utah, Limited Tax General Obligation Bonds, Series 2020A:
3,875	5.250%, 2/01/40, 144A	9/25 at 103.00	N/R	3,979,780
11,000	5.500%, 2/01/50, 144A	9/25 at 103.00	N/R	11,308,660
1,955	Medical School Campus Public Infrastructure District, Utah, Limited Tax General Obligation Bonds, Subordinate Lien Series 2020B, 7.875%, 8/15/50, 144A	9/25 at 103.00	N/R	1,950,249
600	Red Bridge Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A	2/26 at 103.00	N/R	623,562
600	Red Bridge Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds, Subordinate Series 2021B, 7.375%, 8/15/51, 144A	2/26 at 103.00	N/R	602,802
1,075	ROAM Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds, Series 2021A, 4.250%, 3/01/51, 144A	9/26 at 103.00	N/R	1,051,415
424	ROAM Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds, Subordinate Series 2021B, 7.375%, 3/15/51, 144A	9/26 at 103.00	N/R	417,356
18,055	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2021A, 4.000%, 7/01/51 (AMT) (UB) (5)	7/31 at 100.00	A	20,613,213
2,000	Utah Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012, 6.550%, 7/15/42 (Pre-refunded 7/15/22)	7/22 at 100.00	N/R (7)	2,096,540

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah (continued)
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Leadership Learning Academy Project, Series 2019A:
$ 1,705	5.000%, 6/15/39, 144A	6/27 at 102.00	N/R	$1,886,395
1,670	5.000%, 6/15/50, 144A	6/27 at 102.00	N/R	1,824,776
830	Utah Charter School Finance Authority, Charter School Revenue Bonds, Mountain West Montessori Academy Project, Series 2020A, 5.000%, 6/15/49, 144A	12/29 at 100.00	N/R	924,263
5,200	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A	1/25 at 102.00	N/R	5,365,828
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Providence Hall Projects, Refunding Series 2021A, 4.000%, 10/15/51	10/31 at 100.00	Aa2	1,151,230
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Renaissance Academy Project, Refunding Series 2020:
950	5.000%, 6/15/40, 144A	6/28 at 102.00	Ba2	1,091,921
2,000	5.000%, 6/15/55, 144A	6/28 at 102.00	Ba2	2,249,000
5,430	Utah Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Refunding Series 2017A, 5.250%, 7/15/38, 144A	7/27 at 100.00	BB	6,079,808
3,180	Utah Charter School Finance Authority, Revenue Bonds, Wallace Stegner Academy Project, Series 2019A, 5.000%, 6/15/49, 144A	6/27 at 100.00	N/R	3,427,627
11,315	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2016B, 4.000%, 5/15/47 (UB) (5)	5/24 at 100.00	AA+	12,218,729
5,795	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2020A, 3.000%, 5/15/50 (UB) (5)	5/30 at 100.00	AA+	6,094,717
6,450	Utah State Board of Regents, Revenue Bonds, Dixie University, Series 2019, 3.000%, 6/01/49 (UB) (5)	6/29 at 100.00	AA	6,685,554
107,954	Total Utah			112,689,588
	Virgin Islands – 1.0%
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A:
200	4.000%, 10/01/22	No Opt. Call	N/R	199,684
7,215	5.000%, 10/01/32	10/22 at 100.00	N/R	7,154,755
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C:
16,050	5.000%, 10/01/24	No Opt. Call	N/R	16,138,114
9,750	5.000%, 10/01/30	10/24 at 100.00	N/R	9,714,997
40,815	5.000%, 10/01/39	10/24 at 100.00	N/R	39,807,278
500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2012C, 5.000%, 10/01/42	10/22 at 100.00	N/R	482,280
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A:
4,790	5.000%, 10/01/24	No Opt. Call	N/R	4,810,310
1,200	5.000%, 10/01/29	10/24 at 100.00	N/R	1,197,828

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virgin Islands (continued)
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2009A-1:
$ 5	5.000%, 10/01/24	11/21 at 100.00	Caa2	$5,012
225	5.000%, 10/01/29	11/21 at 100.00	Caa2	225,526
525	5.000%, 10/01/39	11/21 at 100.00	Caa2	526,228
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A:
10,980	5.000%, 10/01/25	11/21 at 100.00	Caa2	11,005,693
16,600	5.000%, 10/01/29	11/21 at 100.00	Caa2	16,638,844
2,951	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24	No Opt. Call	Caa2	2,958,289
1,446	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	11/21 at 100.00	Caa2	1,449,384
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A:
2,545	5.000%, 10/01/27	10/22 at 100.00	Caa2	2,534,082
17,870	5.000%, 10/01/32	10/22 at 100.00	Caa2	17,740,800
7,165	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	11/21 at 100.00	Caa3	7,181,336
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B:
12,620	5.000%, 10/01/25	11/21 at 100.00	Caa3	12,448,368
22,830	5.250%, 10/01/29	11/21 at 100.00	Caa3	22,490,290
445	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	11/21 at 100.00	Caa3	443,892
	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A:
11,380	6.625%, 10/01/29	11/21 at 100.00	Caa3	11,472,633
36,185	6.750%, 10/01/37	11/21 at 100.00	Caa3	36,479,546
23,192	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Bond Anticipation Notes, Series 2020A, 7.500%, 7/01/22, 144A	No Opt. Call	N/R	23,303,312
	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A:
65	5.000%, 7/01/22	11/21 at 100.00	Caa3	64,948
20	5.000%, 7/01/25	11/21 at 100.00	Caa3	19,857
975	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	11/21 at 100.00	Caa3	957,967
248,544	Total Virgin Islands			247,451,253
	Virginia – 1.8%
2,340	Alexandria, Virginia, General Obligation Bonds, Capital Improvement Series 2019A, 3.000%, 7/15/46 (UB) (5)	7/30 at 100.00	AAA	2,563,564

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020:
$ 6,725	4.000%, 7/01/45 (UB) (5)	7/30 at 100.00	A+	$7,804,094
20,850	3.750%, 7/01/50 (UB) (5)	7/30 at 100.00	A+	23,488,776
24,250	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 3.493%, 11/01/44 (4)	11/24 at 100.00	N/R	16,935,230
	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B:
2,133	4.125%, 3/01/22 (4)	No Opt. Call	N/R	1,279,800
5,180	4.356%, 3/01/25 (4)	10/21 at 100.00	N/R	3,108,000
9,244	4.455%, 3/01/34 (4)	10/21 at 100.00	N/R	5,546,400
1,074	Celebrate Virginia South Community Development Authority, Special Assessment Revenue Bonds, Celebrate Virginia South Project, Series 2006, 6.250%, 3/01/37 (4)	3/22 at 100.00	N/R	724,950
	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015:
1,100	5.150%, 3/01/35, 144A	3/25 at 100.00	N/R	1,161,424
1,865	5.400%, 3/01/45, 144A	3/25 at 100.00	N/R	1,968,638
11,205	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2013, 7.250%, 3/01/43	3/23 at 100.00	N/R	11,637,401
6,675	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, 144A	3/25 at 100.00	N/R	7,066,355
	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Revenue Bonds, Vinson Hall LLC, Series 2013A:
5,600	5.000%, 12/01/42 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R (7)	6,163,192
5,265	5.000%, 12/01/47 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R (7)	5,794,501
28,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48 (UB) (5)	5/28 at 100.00	Aa2	32,067,560
10,400	Farms of New Kent Community Development Authority, Virginia, Special Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36, 144A	3/31 at 100.00	N/R	11,203,088
15,000	Industrial Development Authority of the City of Newport News, Virginia, Health System Revenue Bonds, Riverside Health System, Series 2017A, 5.000%, 7/01/46, 144A	7/27 at 100.00	N/R	17,185,650
5,810	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A	3/25 at 100.00	N/R	6,049,546
	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra Health Obligated Group, Refunding Series 2017A:
9,065	4.000%, 1/01/47 (UB) (5)	1/27 at 100.00	Baa1	9,938,685
5,000	5.000%, 1/01/47 (UB) (5)	1/27 at 100.00	Baa1	5,769,450
55,695	Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B, 4.000%, 11/01/48 (UB) (5)	11/28 at 100.00	AA	62,811,150
1,000	Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk Retirement Community, Inc, Harbor's Edge Project, Series 2019A, 4.375%, 1/01/39	1/24 at 104.00	N/R	1,077,040

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
	Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds, Fort Norfolk Retirement Community, Inc - Harbor's Edge Project, Refunding Series 2014:
$ 5,000	5.000%, 1/01/46	1/25 at 100.00	N/R	$5,341,600
5,250	5.375%, 1/01/46	1/25 at 100.00	N/R	5,677,770
3,290	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017, 5.550%, 1/01/37, 144A	1/27 at 100.00	N/R	3,435,385
	Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A:
40,000	3.000%, 7/01/45 (UB) (5)	7/30 at 100.00	AA-	42,138,000
10,750	4.000%, 7/01/51 (UB) (5)	7/30 at 100.00	AA-	12,407,650
2,400	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A	7/25 at 100.00	Ba2	2,569,440
10,585	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	Ba2	11,332,301
18,045	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher Education Financing Program, Series 2021C, 3.000%, 9/01/51 (UB) (5)	9/31 at 100.00	AA+	19,435,728
1,220	Virginia College Building Authority, Educational Facilities Revenue Bonds, Regent University Project, Series 2021, 4.000%, 6/01/46	6/31 at 100.00	BBB-	1,377,514
	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019A:
13,645	5.500%, 7/01/49, 144A	7/34 at 100.00	N/R	14,859,269
19,855	5.500%, 7/01/54, 144A	7/34 at 100.00	N/R	21,522,026
9,688	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019B, 6.525%, 7/01/52, 144A (cash 7.500%, PIK 7.500%)	No Opt. Call	N/R	10,397,567
32,205	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020A, 4.000%, 12/01/49 (UB) (5)	6/30 at 100.00	A+	37,043,801
8,125	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A	4/28 at 112.76	N/R	9,458,638
1,655	Virginia Small Business Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48 (Mandatory Put 7/01/38), 144A (AMT)	7/23 at 100.00	B	1,740,100
1,000	Virginia Small Business Financing Authority, Tourism Development Financing Program Revenue Bonds, Virginia Beach Oceanfront South Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A	10/30 at 120.40	N/R	1,280,000
416,189	Total Virginia			441,361,283
	Washington – 1.6%
18,250	King County Housing Authority, Washington, Pooled Housing Revenue Bonds, Refunding Series 2020A, 3.000%, 6/01/40 (UB) (5)	6/30 at 100.00	AA	19,254,845
1,050	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	1,061,225

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A:
$ 1,000	5.000%, 12/01/30	12/25 at 100.00	N/R	$1,043,640
5,795	5.000%, 12/01/38	12/25 at 100.00	N/R	5,976,268
	King County Public Hospital District 4, Washington, Hospital Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A:
1,500	6.000%, 12/01/35	12/25 at 100.00	N/R	1,657,500
5,500	6.250%, 12/01/45	12/25 at 100.00	N/R	6,086,850
	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
835	5.500%, 6/01/27 (AMT)	11/21 at 100.00	N/R	836,503
3,660	5.600%, 6/01/37 (AMT)	11/21 at 100.00	N/R	3,664,282
315	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	379,849
21,950	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A, 4.000%, 5/01/43 (AMT) (UB) (5)	5/27 at 100.00	A+	24,381,621
10,550	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019, 4.000%, 4/01/44 (AMT) (UB) (5)	4/29 at 100.00	A+	11,834,357
21,525	Port of Tacoma, Washington, Revenue Bonds, Refunding Series 2016B, 5.000%, 12/01/43 (AMT) (UB) (5)	12/26 at 100.00	Aa3	25,386,800
4,260	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	10/21 at 100.00	N/R	4,283,302
24,710	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series 2021A, 0.000%, 1/01/33, 144A (AMT) (4)	No Opt. Call	N/R	19,513,734
74,685	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32, 144A (AMT) (4)	1/28 at 100.00	N/R	56,013,750
11,455	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2018, 7.250%, 1/01/32, 144A (AMT) (4)	1/28 at 100.00	N/R	8,591,250
	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2019A:
34,710	7.500%, 1/01/32 (AMT), 144A (4)	1/28 at 100.00	N/R	26,032,500
8,095	7.650%, 1/01/32 (AMT), 144A (4)	1/28 at 100.00	N/R	6,071,250
6,400	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior Series 2021B, 0.000%, 1/01/27, 144A (4)	No Opt. Call	N/R	4,832,000
11,000	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2017B, 4.000%, 8/15/41 (UB) (5)	2/28 at 100.00	AA-	12,427,030
	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bonds Trust 2015-XF1018:
500	18.474%, 8/15/40, 144A (IF) (5)	8/25 at 100.00	AA-	813,850
2,125	18.474%, 8/15/45, 144A (IF) (5)	8/25 at 100.00	AA-	3,423,800
13,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2014D, 5.000%, 10/01/38 (UB) (5)	10/24 at 100.00	AA-	14,627,210

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0132:
$ 24	22.038%, 10/01/41 (Pre-refunded 10/01/24), 144A (IF) (5)	10/24 at 100.00	N/R (7)	$38,921
1,616	22.038%, 10/01/41, 144A (IF) (5)	10/24 at 100.00	AA-	2,620,683
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0148:
3,740	17.904%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	5,582,399
2,500	17.922%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	3,732,775
1,060	22.038%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	1,713,373
600	22.038%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	969,834
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0150:
630	17.922%, 10/01/42, 144A (IF) (5)	10/22 at 100.00	AA-	745,964
1,510	17.963%, 10/01/42, 144A (IF) (5)	10/22 at 100.00	AA-	1,787,719
785	18.139%, 10/01/42, 144A (IF) (5)	10/22 at 100.00	AA-	928,804
13,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2017A, 5.000%, 10/01/47 (UB) (5)	10/27 at 100.00	Aa2	15,498,730
	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Childrens Hospital, Tender Option Bond Trust 2015-XF0153:
945	17.685%, 10/01/42 (Pre-refunded 10/01/22), 144A (IF) (5)	10/22 at 100.00	Aa2 (7)	1,125,580
935	18.005%, 10/01/42 (Pre-refunded 10/01/22), 144A (IF) (5)	10/22 at 100.00	Aa2 (7)	1,113,903
	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018:
11,170	4.000%, 7/01/58 (UB) (5)	7/28 at 100.00	BB+	12,398,812
1,575	4.000%, 7/01/58 (UB) (5)	7/28 at 100.00	BBB-	1,763,969
19,965	4.000%, 7/01/58 – AGM Insured (UB) (5)	7/28 at 100.00	A2	22,561,448
1,125	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bond Trust 2016-XG0051, 18.289%, 8/15/42, 144A (IF) (5)	8/22 at 100.00	AA-	1,302,053
15,000	Washington State Higher Education Facilities Authority Revenue Bonds, Gonzaga University Project, Series 2019A, 3.000%, 4/01/49 (UB) (5)	10/29 at 100.00	A2	15,569,550
13,017	Washington State Housing Finance Commission, Multifamily Revenue Bonds, Greentree Village Homes Project, Series 2008, 5.264%, 2/01/26, 144A	No Opt. Call	N/R	13,651,528
1,705	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45, 144A	7/25 at 100.00	N/R	1,874,136
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A:
2,075	6.500%, 10/01/32 (Pre-refunded 10/03/22), 144A	10/22 at 100.00	N/R (7)	2,201,700
18,225	6.750%, 10/01/47 (Pre-refunded 10/03/22), 144A	10/22 at 100.00	N/R (7)	19,385,021
1,000	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2016A, 5.000%, 1/01/31, 144A	1/25 at 102.00	BB	1,108,410
1,130	Washington State Housing Finance Commission, Nonprofit Revenue Bonds, Spokane International Academy Project, Series 2021A, 5.000%, 7/01/56, 144A	7/31 at 100.00	Ba2	1,254,051

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$ 2,660	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB-	$2,739,374
1,500	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, Series 2014A, 7.500%, 1/01/49, 144A	1/24 at 100.00	N/R	1,662,765
400,362	Total Washington			391,524,918
	West Virginia – 0.2%
7,095	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44	12/23 at 100.00	N/R	7,233,778
	Glenville State College, West Virginia, Revenue Bonds, Refunding & Improvement Series 2017:
2,500	5.000%, 6/01/37	6/27 at 100.00	N/R	2,622,750
5,500	5.250%, 6/01/47	6/27 at 100.00	N/R	5,749,205
3,325	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc, Series 2013, 6.500%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (7)	3,675,388
	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A:
4,745	5.500%, 6/01/37, 144A	6/27 at 100.00	N/R	5,429,609
12,885	5.750%, 6/01/43, 144A	6/27 at 100.00	N/R	14,766,339
1,175	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2021A, 4.125%, 6/01/43, 144A	6/31 at 100.00	N/R	1,306,953
4,000	West Virginia Economic Development Authority, Dock and Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020, 7.625%, 12/01/40, 144A	12/27 at 103.00	N/R	4,111,960
5,380	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Arch Resources Project, Series 2020, 5.000%, 7/01/45 (Mandatory Put 7/01/25) (AMT)	1/25 at 100.00	B	5,846,876
1,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Arch Resources Project, Series 2021, 4.125%, 7/01/45 (Mandatory Put 7/01/25) (AMT)	1/25 at 100.00	B	1,056,340
47,605	Total West Virginia			51,799,198
	Wisconsin – 5.3%
16,185	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Brown County Expo Center Project, Series 2019, 0.000%, 6/01/49 (UB) (5)	6/29 at 47.10	AA	6,187,525
15,700	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32	12/27 at 100.00	N/R	16,142,740
1,600	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, American Preparatory Academy, Las Vegas 2 Project, Series 2019A, 5.000%, 7/15/54, 144A	7/27 at 100.00	BB	1,761,456
7,115	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Chattahoochee Hills Project, Series 2017A, 5.875%, 6/15/47, 144A	6/27 at 100.00	N/R	7,491,739
5,195	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 5.125%, 2/01/46, 144A	2/26 at 100.00	N/R	5,535,117

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2019A:
$ 1,660	5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	$1,778,790
6,540	5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	6,929,195
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School, North Carolina, Series 2017A:
1,000	5.000%, 6/15/37, 144A	6/24 at 100.00	N/R	1,044,530
1,630	5.125%, 6/15/47, 144A	6/24 at 100.00	N/R	1,693,684
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A:
1,090	5.125%, 5/01/36, 144A	5/26 at 100.00	N/R	1,155,727
3,445	5.250%, 5/01/46, 144A	5/26 at 100.00	N/R	3,624,760
3,030	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 6.000%, 7/15/42	7/22 at 100.00	BB+	3,113,780
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Founders Academy of Las Vegas, Series 2020A:
600	5.000%, 7/01/40, 144A	7/28 at 100.00	BB-	670,782
1,550	5.000%, 7/01/55, 144A	7/28 at 100.00	BB-	1,705,078
2,255	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Freedom Classical Academy Inc, Series 2020A, 5.000%, 1/01/42, 144A	1/28 at 100.00	N/R	2,441,737
1,280	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, High Desert Montessori Charter School, Series 2021A, 5.000%, 6/01/61, 144A	6/29 at 100.00	N/R	1,380,288
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Mallard Creek STEM Academy, North Carolina, Series 2019:
3,780	5.125%, 6/15/39, 144A	6/26 at 100.00	N/R	4,111,997
6,280	5.250%, 6/15/49, 144A	6/26 at 100.00	N/R	6,797,095
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A:
13,455	5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	14,042,714
40,610	5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	41,822,208
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy Charter School, North Carolina, Series 2017A:
3,320	5.625%, 6/15/37, 144A	6/24 at 100.00	N/R	3,382,350
17,350	5.875%, 6/15/47, 144A	6/24 at 100.00	N/R	17,771,084
3,010	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Pine Lake Preparatory, North Carolina, Series 2015, 5.500%, 3/01/45, 144A	3/25 at 100.00	BBB-	3,314,522
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Point College Preparatory, Series 2020A:
1,400	5.000%, 6/15/41, 144A	6/27 at 103.00	N/R	1,506,162
3,790	5.000%, 6/15/55, 144A	6/27 at 103.00	N/R	4,003,074

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A:
$ 1,000	5.375%, 7/01/35, 144A	7/25 at 100.00	N/R	$1,079,730
1,590	5.625%, 7/01/45, 144A	7/25 at 100.00	N/R	1,708,582
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A:
2,875	5.500%, 6/15/37, 144A	6/27 at 100.00	N/R	2,941,671
6,225	5.625%, 6/15/47, 144A	6/27 at 100.00	N/R	6,421,523
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
393	0.000%, 1/01/47, 144A (4)	No Opt. Call	N/R	12,112
343	0.000%, 1/01/48, 144A (4)	No Opt. Call	N/R	10,409
338	0.000%, 1/01/49, 144A (4)	No Opt. Call	N/R	10,009
327	0.000%, 1/01/50, 144A (4)	No Opt. Call	N/R	9,301
322	0.000%, 1/01/51, 144A (4)	No Opt. Call	N/R	8,975
418	0.000%, 1/01/52, 144A (4)	No Opt. Call	N/R	11,204
412	0.000%, 1/01/53, 144A (4)	No Opt. Call	N/R	10,842
398	0.000%, 1/01/54, 144A (4)	No Opt. Call	N/R	10,190
390	0.000%, 1/01/55, 144A (4)	No Opt. Call	N/R	9,757
382	0.000%, 1/01/56, 144A (4)	No Opt. Call	N/R	9,390
19,686	5.500%, 7/01/56, 144A (4)	3/28 at 100.00	N/R	14,963,120
423	0.000%, 1/01/57, 144A (4)	No Opt. Call	N/R	10,116
412	0.000%, 1/01/58, 144A (4)	No Opt. Call	N/R	9,623
401	0.000%, 1/01/59, 144A (4)	No Opt. Call	N/R	9,193
393	0.000%, 1/01/60, 144A (4)	No Opt. Call	N/R	8,718
387	0.000%, 1/01/61, 144A (4)	No Opt. Call	N/R	8,352
376	0.000%, 1/01/62, 144A (4)	No Opt. Call	N/R	7,915
368	0.000%, 1/01/63, 144A (4)	No Opt. Call	N/R	7,580
360	0.000%, 1/01/64, 144A (4)	No Opt. Call	N/R	7,281
354	0.000%, 1/01/65, 144A (4)	No Opt. Call	N/R	6,936
382	0.000%, 1/01/66, 144A (4)	No Opt. Call	N/R	7,118
4,599	0.000%, 1/01/67, 144A (4)	No Opt. Call	N/R	79,701

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$ 177	0.000%, 1/01/46, 144A (4)	No Opt. Call	N/R	$5,667
174	0.000%, 1/01/47, 144A (4)	No Opt. Call	N/R	5,368
173	0.000%, 1/01/48, 144A (4)	No Opt. Call	N/R	5,240
172	0.000%, 1/01/49, 144A (4)	No Opt. Call	N/R	5,084
169	0.000%, 1/01/50, 144A (4)	No Opt. Call	N/R	4,812
185	0.000%, 1/01/51, 144A (4)	No Opt. Call	N/R	5,174
4,770	3.750%, 7/01/51, 144A (4)	3/28 at 100.00	N/R	3,200,968
184	0.000%, 1/01/52, 144A (4)	No Opt. Call	N/R	4,938
182	0.000%, 1/01/53, 144A (4)	No Opt. Call	N/R	4,777
180	0.000%, 1/01/54, 144A (4)	No Opt. Call	N/R	4,613
178	0.000%, 1/01/55, 144A (4)	No Opt. Call	N/R	4,448
175	0.000%, 1/01/56, 144A (4)	No Opt. Call	N/R	4,312
174	0.000%, 1/01/57, 144A (4)	No Opt. Call	N/R	4,163
172	0.000%, 1/01/58, 144A (4)	No Opt. Call	N/R	4,008
170	0.000%, 1/01/59, 144A (4)	No Opt. Call	N/R	3,905
169	0.000%, 1/01/60, 144A (4)	No Opt. Call	N/R	3,753
167	0.000%, 1/01/61, 144A (4)	No Opt. Call	N/R	3,593
165	0.000%, 1/01/62, 144A (4)	No Opt. Call	N/R	3,479
163	0.000%, 1/01/63, 144A (4)	No Opt. Call	N/R	3,355
162	0.000%, 1/01/64, 144A (4)	No Opt. Call	N/R	3,271
161	0.000%, 1/01/65, 144A (4)	No Opt. Call	N/R	3,140
158	0.000%, 1/01/66, 144A (4)	No Opt. Call	N/R	2,944
2,057	0.000%, 1/01/67, 144A (4)	No Opt. Call	N/R	35,649
30,000	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017, 7.000%, 3/01/47, 144A	3/27 at 100.00	N/R	34,313,100
	Public Finance Authority of Wisconsin, Education Revenue Bonds, Carolina International School, Series 2018A:
1,030	5.250%, 8/01/38, 144A	8/28 at 100.00	BB+	1,185,046
1,240	5.500%, 8/01/48, 144A	8/28 at 100.00	BB+	1,422,553
	Public Finance Authority of Wisconsin, Education Revenue Bonds, North Carolina Leadership Academy, Series 2019A:
540	5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	582,541
455	5.000%, 6/15/54, 144A	6/26 at 100.00	N/R	489,817
	Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer Springs Community School, Series 2020A:
1,030	6.250%, 6/15/40, 144A	6/27 at 100.00	N/R	1,087,824
5,350	6.500%, 6/15/50, 144A	6/27 at 100.00	N/R	5,645,480
2,050	Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer Springs Community School, Taxable Series 2020B, 7.500%, 6/15/30, 144A	6/25 at 100.00	N/R	2,106,765

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 1,945	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore Academy, Series 2019A, 5.500%, 6/01/49, 144A	6/27 at 102.00	N/R	$2,116,199
1,300	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A	6/28 at 100.00	N/R	1,353,651
4,385	Public Finance Authority of Wisconsin, Educational Facilities Revenue Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A	10/29 at 100.00	N/R	4,614,555
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2016A:
1,000	5.000%, 8/01/36, 144A	8/26 at 100.00	N/R	1,047,000
3,000	5.125%, 8/01/46, 144A	8/26 at 100.00	N/R	3,114,570
2,875	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/56, 144A	8/28 at 100.00	N/R	2,965,304
1,900	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A, 6.000%, 2/01/45	2/25 at 100.00	N/R	2,011,017
5,300	Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 3.000%, 1/01/50 (UB) (5)	1/30 at 100.00	A3	5,514,809
1,725	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc Project, Refunding Series 2015A, 5.000%, 9/01/38, 144A	9/24 at 100.00	BB	1,851,736
2,000	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson Valley Medical Center, Series 2021A, 4.000%, 12/01/51	12/31 at 100.00	BB+	2,265,140
	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A:
8,500	6.250%, 8/01/27, 144A	No Opt. Call	N/R	9,447,070
53,545	6.750%, 8/01/31, 144A	No Opt. Call	N/R	59,730,518
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
58,580	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	65,483,653
58,500	6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	65,773,890
308,150	7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	348,804,229
6,710	Public Finance Authority of Wisconsin, Project Revenue Bonds, Irving Convention Center Hotel Project, First Tier Series 2017A-2, 7.000%, 1/01/50, 144A	1/32 at 100.00	N/R	6,560,904
7,245	Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds, Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A	No Opt. Call	N/R	5,035,999
16,910	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	15,361,720
3,400	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Taxable Series 2018B, 6.750%, 9/01/29	9/28 at 100.00	N/R	3,093,048
	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A:
3,100	6.250%, 10/01/31, 144A	10/27 at 100.00	N/R	3,139,680
10,000	6.850%, 10/01/47, 144A	10/27 at 100.00	N/R	10,129,500
4,700	7.000%, 10/01/47, 144A	10/27 at 100.00	N/R	4,761,006
2,000	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A	10/27 at 100.00	N/R	1,305,000

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 3,000	Public Finance Authority of Wisconsin, Revenue Bonds, Delray Beach Radiation Therapy Center, Subordinate Series 2017B, 8.500%, 11/01/46, 144A (4)	11/26 at 100.00	N/R	$2,250,000
	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc, Series 2017A:
2,775	5.200%, 12/01/37	12/27 at 100.00	BBB-	3,292,593
2,725	5.350%, 12/01/45	12/27 at 100.00	BBB-	3,211,494
	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A:
25,790	6.950%, 7/01/38, 144A	7/28 at 100.00	N/R	24,994,121
45,880	7.000%, 7/01/48, 144A	7/28 at 100.00	N/R	44,144,360
4,475	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012, 5.500%, 4/01/32	4/22 at 100.00	BB	4,571,705
4,410	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.875%, 4/01/45	4/25 at 100.00	BB	4,994,678
	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Refunding Series 2017A:
8,800	5.200%, 6/01/37	6/23 at 104.00	N/R	9,389,336
19,410	5.300%, 6/01/47	6/23 at 104.00	N/R	20,652,628
7,885	5.375%, 6/01/52	6/23 at 104.00	N/R	8,392,557
3,600	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Series 2020, 6.000%, 6/01/53, 144A	6/25 at 104.00	N/R	3,980,232
1,000	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Taxable Series 2020, 7.750%, 6/01/25, 144A	No Opt. Call	N/R	1,010,570
7,000	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2016, 6.000%, 6/01/49, 144A	6/22 at 104.00	N/R	7,383,040
	Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC Obligated Group Aviation Facilities Project, Series 2021:
2,405	4.000%, 7/01/41 (AMT)	7/31 at 100.00	N/R	2,471,234
17,290	4.250%, 7/01/54 (AMT)	7/31 at 100.00	N/R	17,828,238
2,575	Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful Foundations Charter School Portfolio Projects, Senior Series 2020A-1, 5.000%, 1/01/55, 144A	7/30 at 100.00	N/R	2,886,240
3,755	Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful Foundations Charter School WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%, 1/01/56, 144A	1/31 at 100.00	N/R	4,227,830
	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary's Woods at Marylhurst Inc, Series 2017A:
1,015	5.250%, 5/15/42, 144A	5/25 at 102.00	BB	1,110,857
1,335	5.250%, 5/15/47, 144A	5/25 at 102.00	BB	1,461,077
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
5,605	6.125%, 1/01/33, 144A	1/28 at 100.00	N/R	4,612,747
22,230	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	17,617,275
90,145	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	68,989,771
21,625	Public Finance Authority of Wisconsin, Taxable Revenue Bonds, Vonore Fiber Products Sustainable Packaging Project, Green Bonds, Series 2019, 14.000%, 6/01/29, 144A	7/22 at 100.00	N/R	21,633,866

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 500	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Wilson Preparatory Academy, Series 2019A, 5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	$547,385
495	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Senior Series 2019A-1, 5.500%, 12/01/48, 144A (4)	12/28 at 100.00	N/R	247,253
5,000	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Subordinate Series 2019B, 9.500%, 12/01/48, 144A (4)	12/24 at 103.00	N/R	500,000
76	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Taxable Senior Series 2019A-2, 7.250%, 12/01/48, 144A (4)	12/28 at 100.00	N/R	38,039
6,500	Public Finance Authority, Wisconsin, Revenue Bonds, Ultimate Medical Academy, Taxable Series 2019B, 6.125%, 10/01/49, 144A	10/29 at 100.00	BB	7,156,695
6,650	Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds, Refunding Senior Series 2021, 5.000%, 9/30/41, 144A	9/28 at 100.00	N/R	6,477,765
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Senior Series 2020C:
8,110	0.000%, 12/15/45 – AGM Insured (UB) (5)	12/30 at 57.19	A2	3,614,221
6,740	0.000%, 12/15/50 – AGM Insured (UB) (5)	12/30 at 47.01	A2	2,454,843
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by State Moral Obligation Junior Series 2020D:
34,340	0.000%, 12/15/45 – AGM Insured (UB) (5)	12/30 at 56.77	A1	15,343,799
1,455	0.000%, 12/15/50 – AGM Insured (UB) (5)	12/30 at 46.55	A1	527,627
21,910	0.000%, 12/15/55 – AGM Insured (UB) (5)	12/30 at 37.52	A1	6,375,372
10,000	0.000%, 12/15/60 – AGM Insured (UB) (5)	12/30 at 29.95	A1	2,311,900
14,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2013B-1, 4.000%, 11/15/43 (UB) (5)	11/28 at 100.00	Aa2	16,162,720
3,955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust 3184 As of 6/4/2015 Converted to Trust 2015-XF2044, 17.756%, 11/15/41 (Pre-refunded 11/15/21), 144A (IF) (5)	11/21 at 100.00	AA+ (7)	4,043,196
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc, Tender Option Bond Trust 2016-XG0072, 19.021%, 4/15/35 (Pre-refunded 4/15/23), 144A (IF) (5)	4/23 at 100.00	Aa3 (7)	3,264,925
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Tender Option Bond Trust 2015-XF1028:
2,500	17.926%, 11/15/44, 144A (IF) (5)	11/22 at 100.00	A1	3,008,025
380	17.926%, 11/15/44, 144A (IF) (5)	11/22 at 100.00	A1	457,220
750	17.926%, 11/15/44, 144A (IF) (5)	11/22 at 100.00	A1	902,408
2,130	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40, 144A	6/26 at 100.00	N/R	2,341,679
8,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc, Series 2017, 4.000%, 7/01/47 (UB) (5)	7/27 at 100.00	A+	9,480,730
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Refunding Series 2017:
1,850	5.000%, 8/01/37	8/24 at 103.00	N/R	1,963,886
1,900	5.000%, 8/01/39	8/24 at 103.00	N/R	2,014,836

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Children's Hospital of Wisconsin, Inc, Series 2017:
$ 10,000	4.000%, 8/15/42 (UB) (5)	8/27 at 100.00	Aa3	$11,351,100
10,000	4.000%, 8/15/47 (UB) (5)	8/27 at 100.00	Aa3	11,277,800
9,990	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/42 (UB) (5)	2/26 at 100.00	A-	11,453,135
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc, Series 2014:
1,650	5.500%, 5/01/34	5/24 at 100.00	N/R	1,704,285
2,635	5.750%, 5/01/39	5/24 at 100.00	N/R	2,725,407
10,115	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2018A, 4.300%, 11/01/53 (UB) (5)	11/27 at 100.00	Aa3	11,235,843
2,415	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A, 8.375%, 6/01/37 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (7)	2,541,957
1,317,102	Total Wisconsin			1,285,057,967
$ 33,012,386	Total Municipal Bonds (cost $26,474,749,768)			28,273,686,337

Shares	Description (1)	Value
	COMMON STOCKS – 3.5%
	Airlines – 0.3%
3,000,000	American Airlines Group Inc (10), (11)	$ 61,560,000
	Chemicals – 0.0%
3,839	Ingevity Corporation (11), (12)	273,989
	Containers & Packaging – 0.0%
23,041	Westrock Co (13)	1,148,133
	Electric Utilities – 3.2%
19,397,048	Energy Harbor Corp (11), (14), (15)	780,129,874
	Total Common Stocks (cost $463,621,296)	843,111,996

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 1.0%
	Commercial Services & Supplies – 0.0%
$ 1,635	College for Certain Inc	4.800%	6/01/60	N/R	1,702,156
	Electric Utilities – 0.2%
6,085	FirstEnergy Corp (4)	6.050%	8/15/21	N/R	7,606
3,805	FirstEnergy Corp (4)	6.800%	8/15/39	N/R	4,756
12,625	Talen Energy Supply LLC	6.500%	6/01/25	CCC	6,280,938
52,500	Talen Energy Supply LLC	10.500%	1/15/26	CCC	28,875,000
3,760	Talen Energy Supply LLC (16)	7.250%	5/15/27	B+	3,547,052
14,300	Talen Energy Supply LLC (16)	6.625%	1/15/28	B+	13,263,250
2,500	Talen Energy Supply LLC	6.000%	12/15/36	CCC	1,038,300
95,575	Total Electric Utilities				53,016,902
	Hotels, Restaurants & Leisure – 0.1%
1,639	Lombard Starwood Westin Hotel Conference Center and Hotel Project Revenue Bonds (cash 7.500%, PIK 7.500%)	7.500%	12/31/23	N/R	1,639,328
5,000	Mashantucket Western Pequot Tribe, Corporate High Yield Bond (cash 6.350%, PIK 1.000%) (4)	7.350%	7/01/26	N/R	2,200,000
20,600	Wild Rivers Water Park	8.500%	11/01/51	N/R	20,533,989
27,239	Total Hotels, Restaurants & Leisure				24,373,317
	Metals & Mining – 0.6%
73,986	Cleveland-Cliffs Inc	9.875%	10/17/25	BB-	84,898,935
8,000	Cleveland-Cliffs Inc	7.000%	3/15/27	BB-	8,360,000
12,610	United States Steel Corp (16)	6.250%	3/15/26	B3	13,004,063
1,000	United States Steel Corp (16)	6.875%	3/01/29	B3	1,066,215
39,320	United States Steel Corp (16)	6.650%	6/01/37	B3	42,072,400
134,916	Total Metals & Mining				149,401,613
	Real Estate Management & Development – 0.1%
15,000	Benloch Ranch Improvement Association No 1	9.750%	12/01/39	N/R	16,304,100
6,770	Benloch Ranch Improvement Association No 1	9.750%	12/01/39	N/R	7,358,584
2,400	Zilkha Biomass Selma LLC (4), (8)	5.000%	8/01/28	N/R	1,024,560
25,740	Zilkha Biomass Selma LLC (4), (8)	10.000%	8/01/38	N/R	257
49,910	Total Real Estate Management & Development				24,687,501
$ 309,275	Total Corporate Bonds (cost $281,056,658)				253,181,489
	Total Long-Term Investments (cost $27,219,427,722)				29,369,979,822

Shares	Description (1)	Coupon	Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.1%

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description (1)	Coupon	Value
	MONEY MARKET FUNDS – 0.1%
25,912,189	State Street Navigator Securities Lending Government Money Market Portfolio, (17)	0.030% (18)	$ 25,912,189
	Total Investments Purchased with Collateral from Securities Lending (cost $25,912,189)		25,912,189

Principal Amount	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 6.7%
	REPURCHASE AGREEMENTS – 6.6%
$ 1,365,000	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/21, repurchase price $1,365,000,000, collateralized by: $55,900,000 U.S. Treasury Bond, 3.000%, due 11/15/44, value $66,287,338; $75,000,000 U.S. Treasury Bond, 2.500%, due 2/15/45, value $81,251,925; $24,000,000 U.S. Treasury Bond, 3.000%, due 5/15/45, value $28,519,680; $140,000,000 U.S. Treasury Bond, 2.250%, due 8/15/46, value $145,102,370; $23,000,000 U.S. Treasury Bond, 3.000%, due 2/15/47, value $27,358,316; $47,000,000 U.S. Treasury Bond, 3.000%, due 5/15/47, value $56,330,252; $43,000,000 U.S. Treasury Bond, 2.750%, due 8/15/47, value $49,001,532; $180,999,800 U.S. Treasury Bond, 3.000%, due 8/15/48, value $216,549,247; $139,500,000 U.S. Treasury Bond, 3.375%, due 11/15/48, value $179,633,487; $550,000,000 U.S. Treasury Bond, 2.000%, due 8/15/51, value $542,265,900	0.010%	10/01/21	1,365,000,000
225,248	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/21, repurchase price $225,248,466, collateralized by: $138,908,100 U.S. Treasury Bond, 2.250%, due 5/15/41, value $145,527,974; $85,917,000 U.S. Treasury Bond, 1.875%, due 2/15/41, value $84,225,531	0.000%	10/01/21	225,248,466
	Total Repurchase Agreements (cost $1,590,248,466)			1,590,248,466

Principal Amount	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	MUNICIPAL BONDS – 0.1%
	Florida – 0.0%
$ 1,565	Florida Development Finance Corporation, Florida, Variable Rate Demand Obligations, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (19)	11/21 at 103.00	N/R	$ 1,596,535
	Maryland – 0.0%
4,500	Maryland Economic Development Corporation, Revenue Bonds, Variable Rate Demand Obligations, Chesapeake Bay Hyatt Conference Center, Series 2006B, 2.625%, 12/01/31 (4), (19)	11/21 at 100.00	N/R	2,700,000
	Ohio – 0.1%
30,400	Ohio Air Quality Development Authority, Ohio, Variable Rate Demand Obligations, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (19)	No Opt. Call	N/R	30,400,000
$ 36,465	Total Municipal Bonds (cost $34,103,805)			34,696,535
$ 1,626,713	Total Short-Term Investments (cost $1,624,352,271)			1,624,945,001
	Total Investments (cost $28,869,692,182) – 127.7%			31,020,837,012
	Floating Rate Obligations – (29.1)%			(7,064,652,000)
	Other Assets Less Liabilities – 1.4% (20)			339,440,914
	Net Assets – 100%			$24,295,625,926

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Investments in Derivatives
Futures Contracts - Short
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	(2,254)	12/21	$ (278,153,360)	$ (276,660,892)	$ 1,492,468	$(193,704)
U.S. Treasury 10-Year Note	(7,224)	12/21	(960,900,649)	(950,746,125)	10,154,524	(1,015,875)
Total			$(1,239,054,009)	$(1,227,407,017)	$11,646,992	$(1,209,579)

Total receivable for variation margin on futures contracts	$ —
Total payable for variation margin on futures contracts	$(1,209,579)

Credit Default Swaps - OTC Uncleared
Counterparty	Referenced Entity	Buy/Sell Protection (21)	Current Credit Spread (22)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.(8)	City of Chicago	Sell	0.35%	$5,000,000	1.000%	Quarterly	6/20/22	$25,127	$(57,295)	$82,422
Citigroup Global Markets Inc.(8)	City of Chicago	Sell	0.57	5,000,000	1.000	Quarterly	6/20/24	59,378	(195,287)	254,665
Citigroup Global Markets Inc.(8)	City of Chicago	Sell	0.66	5,000,000	1.000	Quarterly	12/20/24	55,928	(193,177)	249,105
Citigroup Global Markets Inc.(8)	City of Chicago	Sell	1.28	10,000,000	1.000	Quarterly	12/20/27	(156,444)	(740,233)	583,789
Citigroup Global Markets Inc.(8)	City of Chicago	Sell	1.37	60,000,000	1.000	Quarterly	6/20/28	(1,325,067)	(4,972,647)	3,647,580
Citigroup Global Markets Inc.(8)	City of Chicago	Sell	0.87	5,000,000	1.000	Quarterly	12/20/25	27,028	(175,632)	202,660
Citigroup Global Markets Inc.(8)	State of Illinois	Sell	0.61	25,000,000	1.000	Quarterly	12/20/25	409,139	(280,637)	689,776
Total				$115,000,000				$(904,911)	$(6,614,908)	$5,709,997
Total credit default swaps premiums paid									$ —	—
Total credit default swaps premiums received									$(6,614,908)	—
Total unrealized appreciation on credit default swaps									—	$5,709,997
Total unrealized depreciation on credit default swaps									—	$( —)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	Principal Amount (000) rounds to less than $1,000.
(10)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(11)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12)	Common Stock received as part of spin-off from WestRock Company.

(13)	Common Stock received as part of the bankruptcy settlement for Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.
(14)	Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35; FirstEnergy Solutions Corp, 6.050%, 8/15/21; FirstEnergy Solutions Corp, 6.800%, 8/15/39; Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33; Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40; Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(15)	For fair value measurement disclosure purposes, investment classified as Level 2.
(16)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $25,041,767.
(17)	The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(18)	The rate shown is the one-day yield as of the end of the reporting period.
(19)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(20)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
(21)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(22)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Short Duration High Yield Municipal Bond Fund
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.1%
	MUNICIPAL BONDS – 93.0%
	Alabama – 1.7%
$ 10,170	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co Project, Series 1993, 6.450%, 12/01/23 (AMT)	11/21 at 100.00	B1	$10,183,221
4,445	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co Project, Series 1994, 6.450%, 12/01/23 (AMT)	11/21 at 100.00	B1	4,450,779
2,445	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 5.350%, 9/01/27, 144A	9/25 at 100.00	N/R	2,678,962
23,140	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 0.974%, 12/01/48 (Mandatory Put 12/01/23) (UB) (4)	9/23 at 100.00	A2	23,282,311
2,090	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Green Series 2020, 6.375%, 11/01/50 (Mandatory Put 11/01/30) (AMT)	No Opt. Call	B3	2,649,639
3,625	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	B3	4,307,878
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 5.000%, 10/01/22	No Opt. Call	BB	1,047,960
22,425	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A2	31,949,570
3,760	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	4,051,964
15,000	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Libor Index Rate Series 2018B, 0.958%, 4/01/49 (Mandatory Put 4/01/24) (1-Month LIBOR *0.67% reference rate + 0.900% spread) (5)	1/24 at 100.00	A3	15,105,600
6,173	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	6,644,529
94,273	Total Alabama			106,352,413

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alaska – 0.5%
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1:
$ 200	5.000%, 6/01/24	No Opt. Call	A	$223,268
1,100	5.000%, 6/01/26	No Opt. Call	A	1,306,745
2,200	5.000%, 6/01/27	No Opt. Call	A	2,683,120
2,000	5.000%, 6/01/28	No Opt. Call	A	2,494,280
1,655	5.000%, 6/01/29	No Opt. Call	A	2,104,002
500	5.000%, 6/01/30	No Opt. Call	A	646,845
795	5.000%, 6/01/31	No Opt. Call	A	1,047,675
1,455	5.000%, 6/01/32	6/31 at 100.00	A-	1,894,948
1,460	5.000%, 6/01/33	6/31 at 100.00	A-	1,892,335
1,800	4.000%, 6/01/34	6/31 at 100.00	A-	2,159,244
2,500	4.000%, 6/01/35	6/31 at 100.00	A-	2,986,650
2,000	4.000%, 6/01/36	6/31 at 100.00	A-	2,382,300
1,500	4.000%, 6/01/37	6/31 at 100.00	A-	1,779,630
2,750	4.000%, 6/01/38	6/31 at 100.00	A-	3,254,817
1,115	4.000%, 6/01/39	6/31 at 100.00	A-	1,314,251
1,750	4.000%, 6/01/40	6/31 at 100.00	A-	2,057,650
260	4.000%, 6/01/41	6/31 at 100.00	A-	304,858
25,040	Total Alaska			30,532,618
	Arizona – 2.6%
11,625	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007B, 0.907%, 1/01/37 (3-Month LIBOR *0.67% reference rate + 0.810% spread) (5)	11/21 at 100.00	AA-	11,536,417
	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 3384 As of 6/4/2015 Converted to Trust 2015-XF2050:
1,500	1.538%, 1/01/37, 144A (IF) (4)	6/21 at 100.00	AA-	1,461,915
3,000	1.547%, 1/01/37, 144A (IF) (4)	6/21 at 100.00	AA-	2,923,830
1,500	1.547%, 1/01/37, 144A (IF) (4)	6/21 at 100.00	AA-	1,461,915
3,000	1.547%, 1/01/37, 144A (IF) (4)	6/21 at 100.00	AA-	2,923,830
500	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017D, 5.000%, 7/01/37, 144A	7/27 at 100.00	BB	582,440
530	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Somerset Academy of Las Vegas, Aliante and Skye Canyon Campus Projects, Series 2021A, 3.000%, 12/15/31, 144A	12/29 at 100.00	BB	554,327
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2018B:
750	4.500%, 7/01/24, 144A	No Opt. Call	BB	789,112
1,000	5.000%, 7/01/29, 144A	1/27 at 100.00	BB	1,152,850

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2019:
$ 500	4.000%, 7/01/29, 144A	No Opt. Call	BB	$547,605
635	5.000%, 7/01/39, 144A	7/29 at 100.00	BB	737,832
1,065	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2017B, 4.000%, 3/01/27, 144A	No Opt. Call	BB+	1,140,040
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence - Parker Colorado Campus Project, Series 2019A:
765	4.500%, 7/01/29, 144A	7/24 at 101.00	N/R	804,902
2,635	5.000%, 7/01/39, 144A	7/24 at 101.00	N/R	2,777,580
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence Projects, Series 2017A:
1,000	4.375%, 7/01/29, 144A	7/22 at 101.00	N/R	1,023,770
750	5.000%, 7/01/32, 144A	7/22 at 101.00	N/R	770,685
375	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Mater Academy of Nevada - Mountain Vista Campus Project, Series 2018A, 4.750%, 12/15/28, 144A	12/26 at 100.00	BB	425,651
1,530	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada, Horizon, Inspirada and St Rose Campus Projects, Series 2018A, 5.000%, 7/15/28, 144A	7/26 at 100.00	BB+	1,723,698
1,545	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus Project, Series 2020A-2, 5.500%, 9/15/28, 144A	9/23 at 105.00	BB+	1,736,225
480	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A, 4.000%, 7/15/30, 144A	7/28 at 100.00	BB+	527,362
2,520	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus Academy Project, Series 2018A, 5.850%, 6/01/29, 144A	6/28 at 100.00	N/R	2,880,133
2,025	Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017, 4.750%, 1/01/28	7/25 at 101.00	N/R	2,009,752
925	Coconino County Industrial Development Authority, Arizona, Education Revenue Bonds, Flagstaff Arts & Leadership Academy Project, Refunding Series 2020, 4.750%, 7/01/30, 144A	7/28 at 100.00	N/R	966,699
320	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014, 5.000%, 7/15/24, 144A	No Opt. Call	N/R	341,539
855	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2015, 4.000%, 7/15/25, 144A	No Opt. Call	N/R	886,849
221	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 4.375%, 7/01/25, 144A	7/24 at 100.00	N/R	232,145
250	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Autism Charter Schools Project, Social Series 2021A, 4.000%, 7/01/31, 144A (WI/DD, Settling 10/07/21)	7/29 at 100.00	BB	281,265
1,600	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Benjamin Franklin Charter School Projects, Series 2018A, 4.800%, 7/01/28, 144A	No Opt. Call	Ba2	1,813,376
2,465	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 3.500%, 7/01/26, 144A	No Opt. Call	BB+	2,614,650

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Maricopa County Industrial Development Authority, Arizona, Educational Facilities Revenue Bonds, Ottawa University Projects, Series 2020:
$ 300	5.000%, 10/01/26, 144A	No Opt. Call	N/R	$319,116
425	5.125%, 10/01/30, 144A	10/27 at 103.00	N/R	478,826
180	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Candeo Schools, Inc Project, Series 2013, 6.000%, 7/01/23 (ETM)	No Opt. Call	BBB- (6)	192,186
1,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Eagle College Prep Project, Series 2013A, 5.000%, 7/01/33	7/22 at 100.00	BB+	1,019,930
795	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A, 5.750%, 7/01/24, 144A	No Opt. Call	Ba2	856,024
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015:
3,625	4.000%, 7/01/25, 144A	No Opt. Call	Ba2	3,793,164
1,360	5.000%, 7/01/45, 144A	7/25 at 100.00	Ba2	1,457,512
850	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leman Academy of Excellence - Oro Valley Project, Series 2018A, 4.625%, 7/01/28, 144A	7/22 at 101.00	N/R	872,202
205	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leman Academy of Excellence - Oro Valley Project, Series 2019A, 5.000%, 7/01/39, 144A	7/22 at 101.00	N/R	210,072
375	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Northwest Christian School Project, Series 2020A, 5.000%, 9/01/45, 144A	9/30 at 100.00	Ba2	420,158
1,175	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Villa Montessori, Inc Projects, Series 2015, 5.000%, 7/01/45	7/25 at 100.00	BBB-	1,291,595
10,895	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc Project, Series 2014, 5.000%, 2/01/24	No Opt. Call	B+	11,166,721
2,270	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42	6/22 at 100.00	A3	2,331,699
250	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014, 6.000%, 5/01/24	No Opt. Call	N/R	264,343
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Series 2019:
630	5.000%, 6/15/34, 144A	6/25 at 100.00	N/R	674,207
660	5.000%, 6/15/39, 144A	6/25 at 100.00	N/R	701,316
7,995	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020, 5.000%, 7/01/30, 144A	7/26 at 103.00	N/R	8,890,040
1,415	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 4.375%, 7/01/26	No Opt. Call	BB-	1,510,442
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019:
815	5.125%, 7/01/30, 144A	7/26 at 103.00	N/R	900,273
1,870	5.500%, 7/01/40, 144A	7/26 at 103.00	N/R	2,100,085

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Imagine East Mesa Charter Schools Project, Series 2019:
$ 210	3.250%, 7/01/24, 144A	No Opt. Call	N/R	$217,020
370	5.000%, 7/01/29, 144A	7/26 at 100.00	N/R	408,835
425	5.000%, 7/01/34, 144A	7/26 at 100.00	N/R	461,308
575	5.000%, 7/01/39, 144A	7/26 at 100.00	N/R	618,597
465	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014, 6.250%, 3/01/24	No Opt. Call	N/R	482,949
1,555	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leading Edge Academy Maricopa Charter School Project, Series 2013, 7.750%, 12/01/43	12/25 at 100.00	N/R	1,713,657
700	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A, 7.500%, 2/01/25	2/24 at 100.00	N/R	761,453
1,320	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.125%, 2/01/28, 144A	No Opt. Call	N/R	1,515,796
760	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020, 5.000%, 6/15/35, 144A	6/28 at 100.00	N/R	806,968
3,010	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020-1, 5.000%, 6/15/35, 144A	6/28 at 100.00	N/R	3,288,575
440	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019, 4.125%, 7/01/29	7/25 at 100.00	N/R	457,534
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2016R:
4,480	4.000%, 7/01/26	No Opt. Call	Baa3	4,712,288
5,465	5.000%, 7/01/31	7/26 at 100.00	Baa3	6,015,927
1,035	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools, Mesa Project, Series 2015A, 4.000%, 12/15/24, 144A	No Opt. Call	BB	1,077,859
100	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	BBB+	137,759
564	Show Low Bluff Community Facilities District, Show Low, Arizona, Special Assessment Bonds, Area One, Series 2007, 5.600%, 7/01/31, 144A	11/21 at 100.00	N/R	561,851
369	Southside Community Facilities District 1, Prescott Valley, Arizona, Special Assessment Revenue Bonds, Series 2008, 7.250%, 7/01/32	11/21 at 100.00	N/R	334,284
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A:
1,500	5.500%, 10/01/27, 144A	No Opt. Call	N/R	1,643,295
10	6.000%, 10/01/37, 144A	10/27 at 100.00	N/R	11,090
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017B:
42,000	4.700%, 10/01/24, 144A	11/21 at 100.00	N/R	42,027,720
11,000	5.350%, 10/01/25, 144A	11/21 at 100.00	N/R	11,016,060

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 410	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Refunding Series 2015A, 3.900%, 9/01/24, 144A	No Opt. Call	BB+	$ 429,639
159,719	Total Arizona			165,778,769
	Arkansas – 0.3%
8,200	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	B	9,001,632
8,670	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49, 144A (AMT)	9/27 at 103.00	B	9,744,213
16,870	Total Arkansas			18,745,845
	California – 7.6%
	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
7,215	5.000%, 3/01/31	3/26 at 100.00	Ba3	8,030,872
7,565	5.250%, 3/01/36	3/26 at 100.00	Ba3	8,438,606
1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2016-XG0019, Formerly Tender Option Bond Trust 4740, 3.271%, 4/01/36, 144A (IF) (4)	10/26 at 100.00	AA	1,211,590
1,390	Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Refunding Series 2015, 5.000%, 5/01/25	No Opt. Call	N/R	1,590,146
3,000	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	3,273,840
25,000	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green SIFMA Index Rate Series 2021B-2, 0.470%, 2/01/52 (Mandatory Put 8/01/31) (SIFMA reference rate + 0.450% spread) (5)	5/31 at 100.00	A1	25,022,250
3,500	California Community Housing Agency, California, Essential Housing Revenue Bonds, Mira Vista Hills Apartments, Series 2021A, 4.000%, 2/01/56, 144A	8/31 at 100.00	N/R	3,697,995
2,500	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	2,808,975
1,550	California Community Housing Agency, California, Essential Housing Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2, 4.000%, 2/01/50, 144A	8/32 at 100.00	N/R	1,633,576
10,035	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A	4/29 at 100.00	N/R	11,166,145
500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/49	6/30 at 100.00	BBB+	579,760
1,095	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2020B-1, 5.000%, 6/01/49	12/30 at 100.00	BBB-	1,333,820
	California Enterprise Development Authority, Charter School Revenue Bonds, Rocklin Academy Project, Refunding Series 2021A:
250	4.000%, 6/01/36, 144A	6/31 at 100.00	BB+	285,915
630	4.000%, 6/01/51, 144A	6/31 at 100.00	BB+	698,072

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A:
$ 385	5.000%, 8/15/30	8/27 at 100.00	Baa2	$466,401
310	5.000%, 8/15/32	8/27 at 100.00	Baa2	373,364
225	4.000%, 8/15/34	8/27 at 100.00	Baa2	253,742
245	5.000%, 8/15/35	8/27 at 100.00	Baa2	293,299
5,855	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, 833 Bryant LP, Series 2020N, 4.000%, 4/01/45	4/32 at 100.00	Aa2	6,831,204
39,020	California Infrastructure and Economic Development Bank, Revenue Bonds, Brightline West Passenger Rail Project, Series 2020A, 0.200%, 1/01/50 (Mandatory Put 2/01/22), 144A (AMT)	2/22 at 100.00	Aaa	39,016,098
195	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A, 6.000%, 8/01/23 (ETM)	No Opt. Call	BB (6)	209,063
1,485	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies - El Dorado Hills Project, Series 2018A, 5.000%, 10/01/28, 144A	10/22 at 105.00	N/R	1,603,651
410	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2015A, 4.500%, 10/01/25	10/22 at 102.00	BB	430,598
270	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A, 4.500%, 6/01/28, 144A	6/26 at 100.00	BB	299,111
415	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%, 6/01/28, 144A	No Opt. Call	Ba1	471,349
	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A:
1,305	4.000%, 6/15/26, 144A	No Opt. Call	BB	1,390,386
1,850	5.000%, 6/15/36, 144A	6/26 at 100.00	BB	2,052,815
320	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy Project, Series 2015, 4.375%, 7/01/25, 144A	No Opt. Call	BB+	343,229
540	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2014A, 4.150%, 10/01/24	10/22 at 102.00	BB	563,706
4,310	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 4.000%, 7/01/26, 144A	No Opt. Call	BB	4,609,028
	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2018A:
1,185	3.875%, 7/01/28, 144A	No Opt. Call	BB	1,283,497
2,200	5.000%, 7/01/38, 144A	7/28 at 100.00	BB	2,574,902
1,800	5.000%, 7/01/49, 144A	7/28 at 100.00	BB	2,081,142
350	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A, 4.750%, 8/01/22	No Opt. Call	BB	359,636
655	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education, Multiple Projects, Series 2014A, 6.000%, 6/01/23	6/22 at 102.00	N/R	687,953
840	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Foundation Project, Series 2016A, 5.000%, 6/01/36	6/26 at 100.00	BBB-	956,004
220	California Municipal Finance Authority, Education Revenue Bonds, STREAM Charter Schools Project, Series 2020A, 5.000%, 6/15/41, 144A	6/30 at 100.00	N/R	243,331

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 1,480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.250%, 8/15/30	8/24 at 100.00	N/R	$1,585,820
165	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013, 5.000%, 10/01/22	No Opt. Call	Baa1	172,508
2,355	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A, 4.000%, 11/01/26, 144A	No Opt. Call	N/R	2,577,736
175	California Municipal Finance Authority, Revenue Bonds, Community Health Centers of the Central Coast, Inc, Series 2021A, 5.000%, 12/01/36, 144A	12/30 at 100.00	N/R	202,106
960	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project, Pinewood & Oakwood Schools, Series 2016B, 4.000%, 11/01/26, 144A	No Opt. Call	N/R	995,232
270	California Municipal Finance Authority, Revenue Bonds, Emerson College, Series 2011, 5.000%, 1/01/28	1/22 at 100.00	Baa2	272,727
1,580	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 4.250%, 1/01/25	No Opt. Call	N/R	1,586,668
5,000	California Municipal Finance Authority, Revenue Bonds, HumanGood California Obligated Group, Series 2021, 3.000%, 10/01/46	10/28 at 103.00	A-	5,184,950
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015:
200	5.000%, 11/01/23	No Opt. Call	BBB-	217,118
300	5.000%, 11/01/24	No Opt. Call	BBB-	336,609
350	5.000%, 11/01/27	11/24 at 100.00	BBB-	389,785
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,425	5.000%, 11/01/28	11/26 at 100.00	BBB-	1,666,053
1,500	5.250%, 11/01/29	11/26 at 100.00	BBB-	1,768,635
850	5.000%, 11/01/30	11/26 at 100.00	BBB-	985,924
1,000	5.250%, 11/01/31	11/26 at 100.00	BBB-	1,174,160
6,165	5.250%, 11/01/41	11/26 at 100.00	BBB-	7,165,826
1,100	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services Southern California, LLC Project, Subordinate Series 2017, 8.000%, 12/01/27, 144A (AMT) (7)	No Opt. Call	N/R	88,000
3,310	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC, Series 2016, 7.000%, 12/01/27, 144A (AMT) (7)	12/23 at 102.00	N/R	1,489,500
1,420	California Public Finance Authority, Charter School Lease Revenue Bonds, California Crosspoint Academy Project, Series 2020A, 4.250%, 7/01/30, 144A	7/28 at 100.00	N/R	1,500,869
540	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A, 5.250%, 6/15/27	No Opt. Call	N/R	597,110
675	California Public Finance Authority, Senior Living Revenue Bonds, Enso Village, Refunding Green Series 2021A, 5.000%, 11/15/36, 144A	11/29 at 102.00	N/R	792,869
5,000	California Public Finance Authority, Senior Living Revenue Bonds, Enso Village, Refunding Green TEMPS 50 Series 2021B-3, 2.125%, 11/15/27, 144A	5/23 at 100.00	N/R	5,045,600
3,000	California Public Finance Authority, Senior Living Revenue Bonds, Enso Village, Refunding Green TEMPS 70 Series 2021B-2, 2.375%, 11/15/28, 144A	5/23 at 100.00	N/R	3,033,510

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 2,010	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Series 2017A, 5.000%, 7/01/32, 144A	7/27 at 100.00	Caa2	$1,800,518
1,325	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A, 4.500%, 6/01/29, 144A	6/26 at 100.00	N/R	1,439,586
1,000	California School Finance Authority Charter School Revenue Bonds, Ednovate, Obligated Group, Series 2018, 5.000%, 6/01/37, 144A	6/27 at 100.00	N/R	1,127,170
1,920	California School Finance Authority Charter, School Revenue Bonds, Rocketship Education, Mateo Sheedy Project, Series 2015A, 4.250%, 3/01/28, 144A	6/25 at 100.00	N/R	2,080,090
1,195	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A	No Opt. Call	N/R	1,224,015
	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2019A:
300	5.000%, 6/01/29, 144A	6/26 at 100.00	N/R	335,016
750	5.000%, 6/01/39, 144A	6/26 at 100.00	N/R	818,138
925	California School Finance Authority, Charter School Revenue Bonds, CIty Charter School Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A	No Opt. Call	N/R	1,000,332
	California School Finance Authority, Charter School Revenue Bonds, Classical Academies Project, Series 2017A:
2,000	4.000%, 10/01/27, 144A	No Opt. Call	BBB-	2,184,200
2,155	5.000%, 10/01/32, 144A	10/27 at 100.00	BBB-	2,538,762
	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016:
840	4.000%, 6/01/26, 144A	No Opt. Call	N/R	883,529
1,000	4.500%, 6/01/31, 144A	6/26 at 100.00	N/R	1,088,780
885	California School Finance Authority, Charter School Revenue Bonds, Escuela Popular Charter School, Series 2017, 5.500%, 7/01/27, 144A	No Opt. Call	N/R	990,943
785	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education, Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A	6/25 at 100.00	N/R	855,383
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education, Obligated Group, Series 2017A:
630	4.500%, 6/01/27, 144A	6/26 at 100.00	N/R	699,111
975	5.000%, 6/01/34, 144A	6/26 at 100.00	N/R	1,088,344
315	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools, Obligated Group, Series 2017G, 5.000%, 6/01/30, 144A	6/27 at 100.00	N/R	363,305
	California School Finance Authority, Charter School Revenue Bonds, Santa Clarita Valley International School Project, Series 2021A:
260	4.000%, 6/01/31	No Opt. Call	N/R	285,912
100	4.000%, 6/01/41	6/31 at 100.00	N/R	107,277
	California School Finance Authority, Charter School Revenue Bonds, Social Bonds, iLead Lancaster Project, Series 2021A:
250	4.000%, 6/01/31, 144A	6/29 at 100.00	N/R	270,900
435	5.000%, 6/01/41, 144A	6/29 at 100.00	N/R	490,306

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 460	California School Finance Authority, Educational Facilities Revenue Bonds, New Designs Charter School Project, Series 2014A, 4.750%, 6/01/24, 144A	No Opt. Call	BB+	$486,376
840	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014, 5.350%, 8/01/24, 144A	2/24 at 100.00	BB	895,196
335	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 5.750%, 11/01/24, 144A	No Opt. Call	N/R	354,202
	California School Finance Authority, School Facility Revenue Bonds, Granada Hills Charter High School Obligated Group, Series 2021A:
355	4.000%, 7/01/29, 144A	7/28 at 100.00	BBB-	408,303
465	4.000%, 7/01/38, 144A	7/28 at 100.00	BBB-	519,284
275	California School finance Authority, School Facility Revenue Bonds, ICEF - View Park Elementary and Middle Schools, Series 2014A, 4.750%, 10/01/24	No Opt. Call	BB	290,120
250	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 4.125%, 7/01/24	No Opt. Call	BBB	264,763
350	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013, 5.900%, 7/01/23	No Opt. Call	BB+	372,022
145	California Statewide Communities Development Authority Revenue Bonds, California Baptist University, Refunding Series 2017A, 5.000%, 11/01/32, 144A	11/27 at 100.00	N/R	173,059
700	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/34	12/24 at 100.00	BB-	793,163
1,735	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/26, 144A	6/26 at 100.00	BB-	2,021,327
410	California Statewide Communities Development Authority, Charter School Revenue Bonds, Green Dot Public Schools, Animo Inglewood Charter High School Project, Series 2011A, 6.900%, 8/01/31	11/21 at 100.00	BB+	411,743
850	California Statewide Communities Development Authority, College Housing Revenue Bonds, National Campus Community Development - Hooper Street LLC Project, Series 2019, 5.000%, 7/01/29, 144A	No Opt. Call	B	915,425
825	California Statewide Communities Development Authority, Revenue Bonds, 899 Charleston Project, Refunding Series 2014A, 5.000%, 11/01/24, 144A	No Opt. Call	N/R	874,599
3,000	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A, 4.000%, 6/01/26, 144A	No Opt. Call	N/R	3,228,960
585	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A, 4.375%, 9/01/25	No Opt. Call	N/R	615,625
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
1,005	5.000%, 9/02/25	No Opt. Call	N/R	1,159,680
1,045	5.000%, 9/02/26	9/25 at 100.00	N/R	1,199,744
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018A:
3,735	4.000%, 9/02/28	No Opt. Call	N/R	4,104,914
2,150	5.000%, 9/02/38	9/28 at 100.00	N/R	2,567,207
4,090	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018B, 4.000%, 9/02/28	No Opt. Call	N/R	4,477,814

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
$ 995	5.750%, 7/01/24 (7)	11/21 at 100.00	N/R	$955,360
2,205	5.750%, 7/01/30 (7)	11/21 at 100.00	N/R	2,117,026
152	5.750%, 7/01/35 (7)	11/21 at 100.00	N/R	146,002
397	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22 (7)	11/21 at 100.00	N/R	380,874
812	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25 (7)	11/21 at 100.00	N/R	779,205
2,000	CMFA Special Finance Agency I, California, Essential Housing Revenue Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A	4/31 at 100.00	N/R	2,096,640
2,405	CMFA Special Finance Agency VII, California, Essential Housing Revenue Bonds, Junior Lien Series 2021A-2, 4.000%, 8/01/47, 144A	8/31 at 100.00	N/R	2,508,150
500	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 – AMBAC Insured	11/21 at 100.00	N/R	501,305
27,295	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Altana Glendale, Series 2021A-1, 3.500%, 10/01/46, 144A	10/31 at 100.00	N/R	27,896,309
6,420	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-1, 2.875%, 8/01/41, 144A	8/31 at 100.00	N/R	6,347,903
9,800	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56, 144A	8/31 at 100.00	N/R	9,343,222
5,250	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Link-Glendale, Series 2021A-1, 3.000%, 7/01/45, 144A	7/31 at 100.00	N/R	5,017,005
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Link-Glendale, Series 2021A-2, 4.000%, 7/01/56, 144A	7/31 at 100.00	N/R	2,107,200
7,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1, 3.400%, 10/01/46, 144A	10/31 at 100.00	N/R	7,082,950
2,200	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Oceanaire-Long Beach, Series 2021A-1, 3.200%, 9/01/46, 144A	9/31 at 100.00	N/R	2,241,206
1,570	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A	8/31 at 100.00	N/R	1,664,184
605	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B, 4.000%, 9/01/46, 144A	9/31 at 100.00	N/R	637,386
760	Dublin Community Facilities District No 2015-1, California, Dublin Crossing, Improvement Area No 3 Special Tax Bonds, Series 2021, 4.000%, 9/01/45	9/27 at 103.00	N/R	850,417
540	Fontana, California, Special Tax Bonds, Sierra Hills South Community Facilities District 22, Refunding Series 2014, 5.000%, 9/01/23	No Opt. Call	N/R	583,724
35,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46	1/31 at 100.00	Baa2	40,016,200
4,110	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	4,227,217
740	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/35	6/28 at 100.00	BB+	891,974

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Hesperia, California, Special Tax Bonds, Community Facilities District 2005-1 Belgate Development Restructuring Series 2014:
$ 200	5.000%, 9/01/23	No Opt. Call	N/R	$217,112
250	5.000%, 9/01/24	No Opt. Call	N/R	281,025
320	5.000%, 9/01/25	9/24 at 100.00	N/R	357,789
195	5.000%, 9/01/26	9/24 at 100.00	N/R	217,725
2,260	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/25	No Opt. Call	N/R	2,459,829
	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015:
515	5.000%, 9/01/23	No Opt. Call	N/R	557,627
660	5.000%, 9/01/24	No Opt. Call	N/R	739,061
405	5.000%, 9/01/25	No Opt. Call	N/R	467,471
725	5.000%, 9/01/26	9/25 at 100.00	N/R	832,605
760	5.000%, 9/01/27	9/25 at 100.00	N/R	868,368
795	5.000%, 9/01/28	9/25 at 100.00	N/R	904,320
100	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%, 9/01/22	No Opt. Call	N/R	104,388
	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
500	5.000%, 9/01/23	No Opt. Call	N/R	541,285
595	5.000%, 9/01/24	No Opt. Call	N/R	666,275
2,315	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/35	9/25 at 100.00	N/R	2,599,976
1,290	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 4.000%, 9/02/25	No Opt. Call	N/R	1,381,164

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1, Central Lathrop Specific Plan Improvement Areas 1-5 Special Tax Bonds, Series 2019:
$ 35	3.800%, 9/01/22	No Opt. Call	N/R	$35,448
25	3.800%, 9/01/22	No Opt. Call	N/R	25,334
45	3.800%, 9/01/22	No Opt. Call	N/R	45,576
15	3.800%, 9/01/22	No Opt. Call	N/R	15,192
10	4.050%, 9/01/22	No Opt. Call	N/R	10,133
50	3.900%, 9/01/23	No Opt. Call	N/R	51,494
35	3.900%, 9/01/23	No Opt. Call	N/R	35,967
65	3.900%, 9/01/23	No Opt. Call	N/R	66,918
20	3.900%, 9/01/23	No Opt. Call	N/R	20,575
10	4.150%, 9/01/23	No Opt. Call	N/R	10,307
70	4.100%, 9/01/24	No Opt. Call	N/R	73,236
45	4.100%, 9/01/24	No Opt. Call	N/R	47,080
85	4.100%, 9/01/24	No Opt. Call	N/R	88,954
30	4.100%, 9/01/24	No Opt. Call	N/R	31,387
20	4.350%, 9/01/24	No Opt. Call	N/R	20,915
85	4.200%, 9/01/25	No Opt. Call	N/R	90,092
55	4.200%, 9/01/25	No Opt. Call	N/R	58,358
110	4.200%, 9/01/25	No Opt. Call	N/R	116,212
40	4.200%, 9/01/25	No Opt. Call	N/R	42,259
25	4.450%, 9/01/25	No Opt. Call	N/R	26,480
105	4.350%, 9/01/26	No Opt. Call	N/R	111,923
65	4.350%, 9/01/26	No Opt. Call	N/R	69,655
130	4.350%, 9/01/26	No Opt. Call	N/R	139,247
45	4.350%, 9/01/26	No Opt. Call	N/R	47,967
30	4.600%, 9/01/26	No Opt. Call	N/R	31,923
125	4.400%, 9/01/27	9/26 at 103.00	N/R	134,899
80	4.400%, 9/01/27	9/26 at 103.00	N/R	86,335
155	4.400%, 9/01/27	9/26 at 103.00	N/R	167,363
55	4.400%, 9/01/27	9/26 at 103.00	N/R	59,355
35	4.650%, 9/01/27	9/26 at 103.00	N/R	37,692
145	4.500%, 9/01/28	9/26 at 103.00	N/R	158,063
95	4.500%, 9/01/28	9/26 at 103.00	N/R	102,942
180	4.500%, 9/01/28	9/26 at 103.00	N/R	195,982
65	4.500%, 9/01/28	9/26 at 103.00	N/R	70,856
45	4.750%, 9/01/28	9/26 at 103.00	N/R	48,931
1,120	5.100%, 9/01/33	9/26 at 103.00	N/R	1,215,794
695	5.100%, 9/01/33	9/26 at 103.00	N/R	754,443
1,390	5.100%, 9/01/33	9/26 at 103.00	N/R	1,506,260
495	5.100%, 9/01/33	9/26 at 103.00	N/R	537,337

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 335	5.350%, 9/01/33	9/26 at 103.00	N/R	$362,634
1,880	5.850%, 9/01/49	9/26 at 103.00	N/R	2,036,472
105	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37	No Opt. Call	A-	152,714
2,125	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007B, 1.534%, 11/15/27 (3-Month LIBOR *0.67% reference rate + 1.450% spread) (5)	No Opt. Call	A-	2,209,936
445	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	11/21 at 100.00	A	446,922
1,055	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Redevelopment Project 2, Series 2003A, 0.000%, 12/01/23 – AMBAC Insured	No Opt. Call	N/R	1,038,363
37,370	Modesto Irrigation District Financing Authority, California, Domestic Water Project Revenue Bonds, Index Rate Series 2007, 0.710%, 9/01/37 – NPFG Insured (3-Month LIBOR *0.67% reference rate + 0.630% spread) (5)	11/21 at 100.00	Baa2	37,311,703
	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B:
220	4.750%, 9/01/23	No Opt. Call	N/R	232,626
640	5.200%, 9/01/28	9/24 at 100.00	N/R	709,766
1,000	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2013, 5.000%, 12/01/29	12/23 at 100.00	B+	1,029,950
	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A:
665	5.000%, 8/15/25	No Opt. Call	N/R	767,982
745	5.000%, 8/15/27	8/25 at 100.00	N/R	850,842
	Palm Desert, California, Special Tax Bonds, Community Facilities District 2021-1 University Park, Series 2021:
100	3.000%, 9/01/31	9/28 at 103.00	N/R	101,555
110	4.000%, 9/01/41	9/28 at 103.00	N/R	118,088
3,700	Palomar Pomerado Health System, California, Revenue Bonds, Refunding Series 2016, 5.000%, 11/01/36	11/26 at 100.00	Ba1	4,307,170
	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2001-1 May Farms Improvement Area 6 &7, Refunding Series 2014E:
465	4.000%, 9/01/23	No Opt. Call	N/R	494,128
485	4.000%, 9/01/24	No Opt. Call	N/R	529,193
505	5.000%, 9/01/25	9/24 at 100.00	N/R	564,019
530	5.000%, 9/01/26	9/24 at 100.00	N/R	589,826
2,475	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Refunding Series 2014A, 4.375%, 9/01/24	9/23 at 100.00	N/R	2,639,637
100	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 15 Del Sur East Improvement Area C, Series 2016, 5.000%, 9/01/26	No Opt. Call	N/R	119,065

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014:
$ 105	3.850%, 10/01/21	9/21 at 100.00	N/R	$105,000
135	4.150%, 10/01/22	11/21 at 100.00	N/R	135,367
155	4.400%, 10/01/23	11/21 at 100.00	N/R	155,439
175	4.550%, 10/01/24	11/21 at 100.00	N/R	175,490
205	4.650%, 10/01/25	11/21 at 100.00	N/R	205,556
230	4.800%, 10/01/26	11/21 at 100.00	N/R	230,626
260	4.900%, 10/01/27	11/21 at 100.00	N/R	260,697
290	5.050%, 10/01/28	11/21 at 100.00	N/R	290,838
325	5.100%, 10/01/29	11/21 at 100.00	N/R	325,910
360	5.200%, 10/01/30	11/21 at 100.00	N/R	361,019
395	5.250%, 10/01/31	11/21 at 100.00	N/R	396,114
440	5.350%, 10/01/32	11/21 at 100.00	N/R	441,258
480	5.400%, 10/01/33	11/21 at 100.00	N/R	481,373
500	Richmond Community Development Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 9/01/25 – BAM Insured	9/24 at 100.00	AA	561,350
345	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/29 – AGM Insured	10/24 at 100.00	AA	388,118
	Riverside County, California, Special Tax Bonds, Community Facilities District 03-1 Newport Road, Series 2014:
500	4.125%, 9/01/23	No Opt. Call	N/R	533,985
500	4.250%, 9/01/24	No Opt. Call	N/R	550,665
750	5.000%, 9/01/25	9/24 at 100.00	N/R	838,800
	Romoland School District, California, Special Tax Bonds, Community Facilities District 2004-1 Heritage Lake Improvement Area 1 & 2, Refunding Series 2015:
1,515	5.000%, 9/01/25	No Opt. Call	N/R	1,750,582
1,655	5.000%, 9/01/26	9/25 at 100.00	N/R	1,902,687
805	5.000%, 9/01/27	9/25 at 100.00	N/R	920,783
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016:
960	4.000%, 9/01/26	No Opt. Call	N/R	1,085,846
345	5.000%, 9/01/31	9/26 at 100.00	N/R	399,821
1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015, 5.000%, 9/01/27	9/25 at 100.00	N/R	1,145,060
	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2002-1 Kaiser Commerce Center, Refunding Series 2014:
400	5.000%, 9/01/23	No Opt. Call	N/R	433,584
655	5.000%, 9/01/26	9/24 at 100.00	N/R	728,334
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
4,000	7.000%, 12/01/26 (Pre-refunded 12/01/21)	12/21 at 100.00	BB (6)	4,042,880
385	8.000%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	BB (6)	389,705

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015:
$ 175	4.000%, 9/01/23	No Opt. Call	N/R	$185,894
90	5.000%, 9/01/24	No Opt. Call	N/R	100,920
465	5.000%, 9/01/25	No Opt. Call	N/R	536,922
290	5.000%, 9/01/26	9/25 at 100.00	N/R	333,401
470	5.000%, 9/01/27	9/25 at 100.00	N/R	537,600
475	5.000%, 9/01/29	9/25 at 100.00	N/R	539,481
	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A:
360	5.000%, 8/01/23	No Opt. Call	A-	390,521
400	5.000%, 8/01/24	No Opt. Call	A-	451,444
350	5.000%, 8/01/25	8/24 at 100.00	A-	394,485
	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D:
5,500	0.000%, 8/01/23, 144A	11/21 at 92.51	N/R	5,082,055
750	0.000%, 8/01/26, 144A	11/21 at 80.01	N/R	599,220
1,255	San Jacinto, California, Special Tax Bonds, Community Facilities District 2002-1 Rancho San Jacinto Phase 2, Series 2016, 5.000%, 9/01/30	9/26 at 100.00	N/R	1,464,434
22,605	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 1.554%, 11/01/38 (3-Month LIBOR *0.67% reference rate + 1.470% spread) (5)	No Opt. Call	BBB+	21,852,932
125	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 5.500%, 9/01/27, 144A	No Opt. Call	N/R	136,378
1,310	Three Rivers Levee Improvement Authority, California, Special Tax Revenue Bonds, Community Facilities District 2006-1, Refunding Series 2021A, 4.000%, 9/01/46	9/28 at 103.00	N/R	1,480,719
	Tracy, California, Special Tax Bonds, Community Facilities District 2016-2, Improvement Area 2, Series 2021:
375	4.000%, 9/01/36 (WI/DD, Settling 10/13/21)	9/28 at 103.00	N/R	428,651
550	4.000%, 9/01/41 (WI/DD, Settling 10/13/21)	9/28 at 103.00	N/R	625,922
800	4.000%, 9/01/46 (WI/DD, Settling 10/13/21)	9/28 at 103.00	N/R	904,536
	Tustin, California, Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A:
250	5.000%, 9/01/26	9/25 at 100.00	N/R	288,350
225	5.000%, 9/01/28	9/25 at 100.00	N/R	256,957
215	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2015-1 Arambel-KDN, Refunding Series 2015, 5.000%, 9/01/25	No Opt. Call	N/R	237,096
7,360	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.000%, 9/01/25	9/22 at 102.00	N/R	7,780,477

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	William S Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017:
$ 400	5.000%, 9/01/28	9/26 at 100.00	N/R	$468,200
350	5.000%, 9/01/30	9/26 at 100.00	N/R	406,067
460,741	Total California			483,108,032
	Colorado – 4.0%
2,610	Adonea Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Refunding Limited Tax Convertible to Unlimited Tax Series 2018A, 4.500%, 12/01/28	12/23 at 103.00	N/R	2,645,600
1,400	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2019, 5.000%, 12/01/51	12/24 at 102.00	N/R	1,509,466
500	Alpine Mountain Ranch Metropolitan District, Routt County, Colorado, Special Assessment Revenue Bonds, Special Improvement District 2, Series 2021, 4.000%, 12/01/40	9/26 at 103.00	N/R	489,485
2,655	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A, 4.375%, 12/01/28	12/23 at 103.00	N/R	2,851,974
500	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.875%, 10/01/26 – SYNCORA GTY Insured (ETM)	No Opt. Call	BBB (6)	576,605
	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A:
535	4.000%, 12/01/29	9/24 at 103.00	N/R	567,351
1,850	5.000%, 12/01/48	9/24 at 103.00	N/R	1,966,346
500	Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding Series 2016A, 5.750%, 12/01/46	12/21 at 103.00	N/R	516,970
500	Baseline Metropolitan District 1, In the City and County of Broomfield, Colorado, Special Revenue Bonds, Series 2021A, 5.000%, 12/01/51	12/24 at 103.00	N/R	533,005
486	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 4.000%, 12/01/27	12/22 at 103.00	N/R	510,616
825	Broadway Park North Metropolitan District 2, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020, 5.000%, 12/01/40, 144A	12/25 at 103.00	N/R	909,513
735	Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.000%, 12/01/35	6/24 at 103.00	N/R	802,186
12,800	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	13,963,136
500	Broomfield Village Metropolitan District 2, In the City and County of Broomfield, Colorado, General Obligation Limited Tax and Revenue Bonds, Refunding Series 2021A-1, 5.000%, 12/01/49, 144A	12/26 at 103.00	N/R	547,385
2,100	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.000%, 12/01/37	12/22 at 103.00	N/R	2,203,173
415	Cathedral Pines Metropolitan District, El Paso County, Colorado, General Obligation Bonds, Refunding Series 2016, 4.000%, 12/01/26	No Opt. Call	Ba1	439,315

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 11,135	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	$11,774,483
2,062	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Refunding & Improvement Series 2017A, 4.375%, 12/01/32	12/22 at 103.00	N/R	2,161,471
530	Clear Creek Transit Metropolitan District 2, Adams County, Colorado, Revenue Supported Limited Tax General Obligation Bonds, Series 2021A, 4.000%, 12/01/31	12/26 at 103.00	N/R	560,231
275	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc K-8 Facility Project, Series 2013, 5.000%, 6/01/23	No Opt. Call	A+	295,752
2,110	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017, 4.625%, 10/01/27	No Opt. Call	N/R	2,267,976
335	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 4.125%, 7/01/26, 144A	7/25 at 100.00	BB	354,393
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Eagle Ridge Academy Project, Refunding & Improvement Series 2016, 5.000%, 11/01/36, 144A	11/21 at 100.00	BB+	500,850
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%, 1/15/29	1/24 at 100.00	A+	537,950
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014:
415	4.125%, 7/01/24, 144A	No Opt. Call	BB	431,351
500	5.125%, 7/01/34, 144A	7/24 at 100.00	BB	535,100
600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Union Colony School Project, Series 2018, 5.000%, 4/01/38	4/28 at 100.00	Aa3	715,056
1,050	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy Project, Refunding & Development Series 2016, 3.875%, 9/01/26	10/21 at 100.00	Baa3	1,050,357
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Rocky Mountain Classical Academy Project, Refunding Series 2019:
2,165	5.000%, 10/01/29, 144A	10/27 at 100.00	Ba1	2,449,070
2,270	5.000%, 10/01/39, 144A	10/27 at 100.00	Ba1	2,534,410
3,520	5.000%, 10/01/49, 144A	10/27 at 100.00	Ba1	3,875,027
430	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 6.375%, 8/01/24	No Opt. Call	N/R	445,110
760	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 5.000%, 2/01/27, 144A	2/26 at 100.00	N/R	774,250
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Communities Project, Refunding Series 2012, 5.250%, 1/01/37	1/22 at 100.00	N/R	1,012,190
530	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc, Refunding Series 2012B, 4.000%, 12/01/26 (Pre-refunded 12/01/22)	12/22 at 100.00	A- (6)	553,352
535	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc, Refunding Series 2012C, 5.000%, 12/01/21 (ETM)	No Opt. Call	A- (6)	539,103

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A:
$ 400	5.000%, 5/15/27	No Opt. Call	BB+	$465,260
250	5.250%, 5/15/28	5/27 at 100.00	BB+	292,503
2,275	5.250%, 5/15/30	5/27 at 100.00	BB+	2,640,797
550	5.250%, 5/15/32	5/27 at 100.00	BB+	638,434
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A:
700	5.000%, 12/01/25, 144A	No Opt. Call	N/R	729,554
750	5.500%, 12/01/30, 144A	12/25 at 100.00	N/R	798,570
500	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.625%, 12/01/32	12/23 at 103.00	N/R	541,600
606	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016, 4.625%, 12/01/31	12/21 at 103.00	N/R	625,695
	Colorado Science and Technology Park Metropolitan District No1, Special Revenue Improvement Bonds, Refunding Series 2018:
3,545	4.375%, 12/01/26	12/23 at 103.00	N/R	3,812,718
2,140	5.000%, 12/01/33	12/23 at 103.00	N/R	2,303,132
1,215	Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales Tax Supported Revenue Bonds, Series 2019, 4.000%, 12/01/29	12/24 at 103.00	N/R	1,265,131
749	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 4.500%, 12/01/26	12/25 at 100.00	N/R	809,946
2,090	Cundall Farms Metropolitan District, In the City of Thornton, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A, 4.625%, 12/01/32 (Pre-refunded 12/15/22)	12/22 at 103.00	N/R (6)	2,186,746
1,359	Denver Gateway Center Metropolitan District, In the City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.500%, 12/01/38	12/23 at 103.00	N/R	1,462,556
	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A:
1,735	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	1,890,491
530	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	577,287
	DIATC Metropolitan District, Commerce City, Adams County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2019:
590	3.250%, 12/01/29, 144A	9/24 at 103.00	N/R	617,264
740	5.000%, 12/01/39, 144A	9/24 at 103.00	N/R	800,206
850	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015, 5.000%, 12/01/24 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (6)	897,277
500	Elbert and Highway 86 Commercial Metropolitan District, Elbert County, Colorado, Special Revenue and Tax Supported Bonds, Refunding & Improvement Senior Series 2021A, 3.750%, 12/01/29, 144A	6/26 at 103.00	N/R	514,970

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
$ 4,493	5.250%, 12/01/24	No Opt. Call	N/R	$4,750,763
1,500	5.750%, 12/01/30	12/24 at 100.00	N/R	1,579,335
2,300	6.000%, 12/01/38	12/24 at 100.00	N/R	2,374,359
2,000	Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A	6/25 at 103.00	N/R	2,036,320
554	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Series 2016A, 4.000%, 12/01/26	12/21 at 100.00	N/R	572,116
1,170	Green Valley Ranch East Metropolitan District 6, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/32	9/25 at 103.00	N/R	1,290,697
950	Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2017, 4.500%, 12/01/32 (Pre-refunded 12/01/22)	12/22 at 103.00	N/R (6)	1,024,024
1,445	Hawthorn Metropolitan District No 2, Jefferson County, Colorado, General Obligation, Refunding Series 2017A, 4.500%, 12/01/32	12/22 at 103.00	N/R	1,512,684
1,395	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.000%, 12/01/28	12/24 at 100.00	N/R	1,519,894
	Highlands Metropolitan District 1, Broomfield City and County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2021:
650	4.000%, 12/01/31	3/26 at 103.00	N/R	675,142
550	5.000%, 12/01/41	3/26 at 103.00	N/R	591,564
4,086	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.125%, 12/01/31	12/21 at 103.00	N/R	4,221,941
500	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A, 4.625%, 12/01/27	12/23 at 103.00	N/R	535,065
2,000	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 12/15/25	12/23 at 100.00	N/R	1,896,740
500	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39	9/24 at 103.00	N/R	540,790
825	Legato Community Authority, Commerce City, Colorado, Limited Tax Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021A-1, 5.000%, 12/01/41	6/26 at 103.00	N/R	896,354
1,430	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A, 4.000%, 12/01/25	12/21 at 103.00	N/R	1,481,480
1,160	Mayberry Community Authority, Colorado Springs, El Paso County, Colorado, Special Revenue Bonds, Series 2021A, 5.000%, 12/01/41	6/26 at 103.00	N/R	1,223,278
740	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26	12/25 at 100.00	N/R	779,257
1,245	North Park Metropolitan District 1, in the City of Broomfiled, Colorado, Special Revenue Bonds, Series 2018A-1, 5.375%, 12/01/34	12/23 at 103.00	N/R	1,358,233
	North Park Metropolitan District 1, in the City of Broomfiled, Colorado, Special Revenue Bonds, Series 2018A-2:
5,270	5.125%, 12/01/28	12/23 at 103.00	N/R	5,775,446
1,540	5.500%, 12/01/34	12/23 at 103.00	N/R	1,684,005

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 2,000	North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/40	12/25 at 103.00	N/R	$2,208,220
600	One Horse Business Improvement District, Lakewood, Colorado, Sales Tax Sharing Revenue Bonds, Refunding Series 2004, 6.000%, 6/01/24	11/21 at 100.00	N/R	601,428
2,190	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019, 4.000%, 12/01/29	12/24 at 103.00	N/R	2,362,441
1,381	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 4.375%, 12/01/31	12/21 at 103.00	N/R	1,425,565
1,000	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45 – NPFG Insured	12/25 at 100.00	Baa2	1,134,760
1,340	Parker Homestead Metropolitan District, Parker, Douglas County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2016, 4.500%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 103.00	N/R (6)	1,388,629
2,625	Prairie Center Metropolitan District No 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A, 4.125%, 12/15/27, 144A	12/26 at 100.00	N/R	2,783,707
525	Pronghorn Valley Metropolitan District, Aurora, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2021A, 3.750%, 12/01/41	9/26 at 103.00	N/R	524,979
440	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28	No Opt. Call	A-	553,124
13,485	Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A	12/30 at 100.00	N/R	15,279,584
500	Rampart Range Metropolitan District 5, Lone Tree, Douglas County, Colorado, Limited Tax Supported and Special Revenue Bonds, Series 2021, 4.000%, 12/01/36 (WI/DD, Settling 10/05/21)	10/26 at 102.00	N/R	514,440
	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015:
200	4.250%, 12/01/28	12/24 at 100.00	N/R	211,810
335	4.375%, 12/01/30	12/24 at 100.00	N/R	353,221
4,475	Reunion Metropolitan District, Acting By and Through its Water Activity Enterprise, Adams County, Colorado, Special Revenue Bonds, Series 2021, 3.625%, 12/01/44	6/26 at 103.00	N/R	4,365,094
496	Serenity Ridge Metropolitan District No 2, In the City of Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding and Improvement Bonds Series 2018A, 4.500%, 12/01/28	12/23 at 103.00	N/R	529,386
	Siena Lake Metropolitan District, Gypsum, Colorado, General Obligation Limited Tax Bonds, Series 2021:
790	3.250%, 12/01/31	9/26 at 103.00	N/R	783,222
1,000	3.750%, 12/01/41	9/26 at 103.00	N/R	986,910
1,729	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 4.500%, 12/01/31	12/21 at 103.00	N/R	1,785,435
1,088	Solaris Metropolitan District 3, Vail, Colorado, Limited Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax Series 2016A, 3.750%, 12/01/26	12/21 at 103.00	N/R	1,124,840
2,755	South Maryland Creek Ranch Metropolitan District, Summitt County, Colorado, Limited Tax General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2018A, 5.350%, 12/01/33	12/23 at 103.00	N/R	2,965,124

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016:
$ 5,555	3.500%, 12/01/26	12/21 at 103.00	N/R	$5,731,316
3,435	5.000%, 12/01/30	12/21 at 103.00	N/R	3,549,626
400	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2017A-1, 3.500%, 12/01/27	No Opt. Call	Ba1	428,764
3,000	St Vrain Lakes Metropolitan District No 2, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.125%, 12/01/47	12/22 at 103.00	N/R	3,176,670
500	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported District 2, Refunding & Improvement Senior Series 2020A, 3.750%, 12/01/40	12/25 at 102.00	N/R	546,260
2,475	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2017A, 5.000%, 12/01/30	12/22 at 102.00	N/R	2,618,550
	Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020:
1,000	5.000%, 12/01/40	12/25 at 103.00	N/R	1,101,520
2,000	5.125%, 12/01/50	12/25 at 103.00	N/R	2,193,840
1,005	Talon Pointe Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Refunding & Improvement Series 2019A, 5.250%, 12/01/39	12/25 at 103.00	N/R	1,111,620
520	Thompson Crossing Metropolitan District 4, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2019, 3.500%, 12/01/29	9/24 at 103.00	N/R	552,183
1,350	Todd Creek Village Metropolitan District, Colorado, Water Activity Enterprise Revenue Bonds, Refunding Series 2018A, 5.250%, 12/01/33	12/28 at 100.00	BBB	1,630,273
620	Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 4.375%, 12/01/30	9/24 at 103.00	N/R	662,898
	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1:
6,000	5.000%, 12/01/41	3/26 at 103.00	N/R	6,721,620
9,920	5.000%, 12/01/51	3/26 at 103.00	N/R	10,995,923
	Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019:
10,000	5.125%, 12/01/34	12/23 at 103.00	N/R	10,799,700
630	5.375%, 12/01/39	12/23 at 103.00	N/R	680,929
	Verve Metropolitan District 1, Jefferson County and the City and County of Broomfield, Colorado, General Obligation Bonds, Refunding and Improvement Limited Tax Series 2021:
530	5.000%, 12/01/36	3/26 at 103.00	N/R	587,394
2,465	5.000%, 12/01/41	3/26 at 103.00	N/R	2,712,437
5,000	5.000%, 12/01/51	3/26 at 103.00	N/R	5,454,050
500	Village Metropolitan District In the Town of Avon, Eagle County, Colorado, Special Revenue and Limited Property Tax Bonds, Refunding & Improvement Series 2020, 4.150%, 12/01/30	12/25 at 103.00	N/R	552,435
1,625	Westerly Metropolitan District 4, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50	3/26 at 103.00	N/R	1,773,281

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue Bonds, Series 2021A-1:
$ 1,065	4.000%, 12/01/31	9/26 at 103.00	N/R	$1,090,368
8,000	4.000%, 12/01/36	9/26 at 103.00	N/R	8,063,040
7,500	4.000%, 12/01/41	9/26 at 103.00	N/R	7,468,800
1,510	Windsor Highlands Metropolitan District 9, Windsor, Larimer County, Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/39	9/24 at 103.00	N/R	1,628,067
234,069	Total Colorado			250,302,715
	Connecticut – 0.6%
8,660	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc, Series 2004, 7.950%, 4/01/26 (AMT)	11/21 at 100.00	Caa1	8,667,880
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Mary Wade Home Issue, Series 2019A-1:
1,450	5.000%, 10/01/39, 144A	10/24 at 104.00	BB	1,601,873
12,000	5.000%, 10/01/54, 144A	10/24 at 104.00	BB	13,161,120
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, McLean Affiliates, Series 2020A, 5.000%, 1/01/30, 144A	1/26 at 102.00	BB+	569,665
750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, McLean Affiliates, Series 2020B-1, 3.250%, 1/01/27, 144A	1/23 at 100.00	BB+	764,115
5,200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2012J, 5.000%, 7/01/37	7/22 at 100.00	BBB+	5,382,052
10,000	Connecticut State, General Obligation Bonds, Securities Industry & Financial Markets Association Index Series 2015C, 1.300%, 6/15/24 (UB) (4)	No Opt. Call	A	10,225,800
	Steel Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Series 2021:
300	4.000%, 4/01/31 (WI/DD, Settling 10/13/21)	4/30 at 100.00	N/R	318,819
305	4.000%, 4/01/36 (WI/DD, Settling 10/13/21)	4/30 at 100.00	N/R	319,507
39,165	Total Connecticut			41,010,831
	Delaware – 0.4%
23,500	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45 (Mandatory Put 10/01/25)	10/25 at 100.00	BBB-	23,682,595
	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc Project, Series 2016A:
800	3.250%, 6/01/26	No Opt. Call	BB	839,512
1,000	5.000%, 6/01/36	6/26 at 100.00	BB	1,110,650
1,220	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc Project, Series 2015A, 6.250%, 9/01/25, 144A	3/25 at 100.00	N/R	1,335,912
26,520	Total Delaware			26,968,669
	District of Columbia – 0.1%
	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A:
645	4.125%, 7/01/27	7/24 at 103.00	N/R	684,783
270	5.000%, 7/01/32	7/24 at 103.00	N/R	292,386

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
$ 380	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A, 5.000%, 7/01/23 (ETM)	No Opt. Call	N/R (6)	$401,276
870	District of Columbia, Revenue Bonds, The Methodist Home of the District of Columbia, Series 1999, 4.500%, 1/01/25	No Opt. Call	N/R	894,595
3,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/53 – AGM Insured	10/29 at 100.00	A2	3,419,040
5,165	Total District of Columbia			5,692,080
	Florida – 12.6%
250	AH at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase One Project, Series 2015, 5.500%, 11/01/25	No Opt. Call	N/R	264,480
28,635	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Shands Healthcare Project, Series 2007A, 0.950%, 12/01/37 (3-Month LIBOR *0.67% reference rate + 0.870% spread) (5)	11/21 at 100.00	A3	28,218,647
	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-A Series 2018A:
375	4.000%, 11/01/24	No Opt. Call	N/R	385,343
745	4.750%, 11/01/29	11/28 at 100.00	N/R	823,612
	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-B Series 2018A:
435	4.375%, 11/01/24, 144A	No Opt. Call	N/R	449,094
860	4.750%, 11/01/29, 144A	No Opt. Call	N/R	952,656
	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area A-2 Series 2016:
45	4.250%, 11/01/21	No Opt. Call	N/R	45,055
480	5.500%, 11/01/30	11/26 at 100.00	N/R	515,491
620	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2, 4.625%, 5/01/28	No Opt. Call	N/R	662,786
430	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017A, 4.500%, 11/01/28, 144A	11/27 at 100.00	N/R	469,087
155	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2017, 5.000%, 5/01/28	No Opt. Call	N/R	166,374
450	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-1, 5.375%, 5/01/28	No Opt. Call	N/R	489,456
	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2021:
150	2.375%, 5/01/26	No Opt. Call	N/R	150,263
250	3.000%, 5/01/32	No Opt. Call	N/R	250,713
740	3.375%, 5/01/41	5/32 at 100.00	N/R	747,289
205	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Phase 1 & 2 Sub-Assessment Area 1 Project, Series 2019, 3.700%, 11/01/29	No Opt. Call	N/R	218,981
11,085	Ave Maria Stewardship Community District, Florida, Bond Anticipation Notes, Phase 3 Master Improvements Project, Series 2016, 4.625%, 11/01/21	11/21 at 100.00	N/R	11,121,691

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 3,000	Ave Maria Stewardship Community District, Florida, Bond Anticipation Notes, Phase 4 Master Improvements Project, Series 2021, 3.500%, 5/01/26, 144A	5/23 at 100.00	N/R	$2,983,620
	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Ave Maria National Project, Series 2021:
1,175	2.600%, 5/01/26	No Opt. Call	N/R	1,185,387
1,355	3.200%, 5/01/31	No Opt. Call	N/R	1,386,382
1,000	3.750%, 5/01/41	5/31 at 100.00	N/R	1,037,990
	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 3 Master Improvements Project, Series 2021:
1,005	2.250%, 5/01/26	No Opt. Call	N/R	999,352
985	2.750%, 5/01/31	No Opt. Call	N/R	975,150
570	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018, 4.900%, 5/01/29	No Opt. Call	N/R	616,882
	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 4 Project, Series 2020:
710	3.800%, 5/01/32, 144A	5/30 at 100.00	N/R	748,887
165	4.300%, 5/01/42, 144A	5/30 at 100.00	N/R	177,359
695	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 5.250%, 11/01/24	No Opt. Call	N/R	737,423
295	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2018 Project Series 2018, 4.500%, 11/01/28, 144A	No Opt. Call	N/R	316,211
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2021 Project Series 2021:
500	2.375%, 5/01/26	No Opt. Call	N/R	497,850
1,000	2.875%, 5/01/31	No Opt. Call	N/R	993,770
1,750	3.200%, 5/01/41	5/31 at 100.00	N/R	1,727,425
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 2B, Series 2018:
100	4.000%, 11/01/24, 144A	No Opt. Call	N/R	102,961
200	4.500%, 11/01/29, 144A	No Opt. Call	N/R	221,390
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 3A, Series 2018:
590	4.000%, 11/01/24, 144A	No Opt. Call	N/R	612,680
1,165	4.500%, 11/01/29, 144A	No Opt. Call	N/R	1,289,620
515	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 3A, Series 2020, 3.000%, 5/01/30	No Opt. Call	N/R	529,698
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 4, Series 2018:
85	4.000%, 11/01/24, 144A	No Opt. Call	N/R	87,598
170	4.500%, 11/01/29, 144A	No Opt. Call	N/R	188,746

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2015:
$ 130	4.250%, 11/01/21	No Opt. Call	N/R	$130,228
770	4.750%, 11/01/26	11/25 at 100.00	N/R	839,831
1,125	5.000%, 11/01/31	11/25 at 100.00	N/R	1,223,280
540	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.000%, 11/01/28	11/25 at 100.00	N/R	581,272
720	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.500%, 11/01/25	No Opt. Call	N/R	756,619
	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2021:
200	3.000%, 5/01/31, 144A	No Opt. Call	N/R	202,176
700	3.500%, 5/01/41, 144A	5/31 at 100.00	N/R	711,718
535	Banyan Cay Community Development District, West Palm Beach, Florida, Special Assessment Bonds, 2020-1, 2.750%, 11/01/25	No Opt. Call	N/R	540,510
275	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2016, 3.625%, 9/01/26	9/23 at 100.00	BBB	286,858
	Bay Laurel Center Community Development District, Marion County, Florida, Special Assessment Bonds, Refunding Indigo Series 2016:
40	3.500%, 5/01/22	No Opt. Call	N/R	40,325
45	3.500%, 5/01/23	No Opt. Call	N/R	45,889
45	3.750%, 5/01/24	No Opt. Call	N/R	46,635
30	3.750%, 5/01/25	No Opt. Call	N/R	31,346
	Beaumont Community Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1:
395	4.250%, 11/01/24, 144A	No Opt. Call	N/R	405,637
600	4.750%, 11/01/29, 144A	No Opt. Call	N/R	658,260
320	Beaumont Community Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-2, 5.625%, 11/01/32, 144A	No Opt. Call	N/R	366,698
480	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	No Opt. Call	BBB	548,746
490	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2016, 3.750%, 11/01/31	11/26 at 100.00	BBB	512,638
	Bellalago Educational Facilities Benefit District, Florida, Capital Improvement Bonds, Refunding Series 2014:
1,125	3.875%, 5/01/24	No Opt. Call	A2	1,211,366
1,165	4.000%, 5/01/25	5/24 at 100.00	A2	1,269,873
1,220	4.125%, 5/01/26	5/24 at 100.00	A2	1,330,630
1,070	4.250%, 5/01/27	5/24 at 100.00	A2	1,167,541
645	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A, 4.750%, 11/01/27	No Opt. Call	N/R	717,395

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Belmont II Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, 2020 Assessment Area, Series 2020:
$ 280	2.500%, 12/15/25	No Opt. Call	N/R	$283,794
200	3.125%, 12/15/30	No Opt. Call	N/R	206,836
	Berry Bay Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2021:
500	2.625%, 5/01/26	No Opt. Call	N/R	503,670
645	3.125%, 5/01/31	No Opt. Call	N/R	655,965
1,955	3.625%, 5/01/41	5/31 at 100.00	N/R	1,997,873
350	Black Creek Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Project 2020 Series 2020, 3.750%, 6/15/40	6/30 at 100.00	N/R	366,947
1,010	Blue Lake Community Development District, Lee County, Florida, Special Assessment Bonds, 2019 Project Series 2019, 4.000%, 6/15/32	6/29 at 100.00	N/R	1,098,688
	Boggy Branch Community Development District, Jacksonville, Florida, Special Assessment Revenue Bonds, Phase 1 Series 2021:
455	3.000%, 5/01/31	No Opt. Call	N/R	459,955
1,170	3.500%, 5/01/41	5/31 at 100.00	N/R	1,190,019
1,100	Botaniko Community Development District, Weston, Florida, Special Assessment Bonds, Series 2020, 3.625%, 5/01/40	5/30 at 100.00	N/R	1,144,011
	Brightwater Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area One Project, Series 2021:
425	2.375%, 5/01/26	No Opt. Call	N/R	422,255
405	2.850%, 5/01/31	No Opt. Call	N/R	400,302
1,050	3.150%, 5/01/41	5/31 at 100.00	N/R	1,028,884
630	Brookstone Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2018, 4.625%, 11/01/28, 144A	No Opt. Call	N/R	673,489
250	Bullfrog Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2017, 4.750%, 11/01/28	11/27 at 100.00	N/R	271,250
	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc Project, Series 2015:
550	4.500%, 7/01/22, 144A	No Opt. Call	N/R	557,403
1,230	4.750%, 7/01/24, 144A	No Opt. Call	N/R	1,292,816
	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan Program, Refunding Series 2020A-1:
1,500	5.000%, 10/01/33	10/30 at 100.00	Baa3	1,843,695
1,750	5.000%, 10/01/34	10/30 at 100.00	Baa3	2,144,502

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020:
$ 370	4.000%, 12/15/23, 144A	No Opt. Call	N/R	$387,368
380	4.000%, 12/15/24, 144A	No Opt. Call	N/R	404,145
300	4.000%, 12/15/25, 144A	No Opt. Call	N/R	322,902
355	5.000%, 12/15/26, 144A	7/26 at 100.00	N/R	399,173
330	5.000%, 12/15/27, 144A	7/26 at 100.00	N/R	368,838
350	5.000%, 12/15/28, 144A	7/26 at 100.00	N/R	389,015
365	5.000%, 12/15/29, 144A	7/26 at 100.00	N/R	403,606
510	5.000%, 12/15/30, 144A	7/26 at 100.00	N/R	561,051
	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, AcadeMir Charter Schools, Series 2021A:
220	3.000%, 7/01/31, 144A	No Opt. Call	Ba2	227,715
165	4.000%, 7/01/41, 144A	7/31 at 100.00	Ba2	180,594
	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, AcadeMir Charter Schools, Series 2021A-2:
500	2.500%, 7/01/31, 144A	No Opt. Call	Ba2	496,135
750	4.000%, 7/01/41, 144A	7/31 at 100.00	Ba2	820,882
	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Imagine School at Land O'Lakes Project, Series 2020A:
425	3.000%, 12/15/29, 144A	No Opt. Call	Ba1	441,771
645	5.000%, 12/15/39, 144A	12/30 at 100.00	Ba1	765,654
235	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Imagine School at North Manatee, Series 2021A, 3.250%, 6/01/31, 144A	No Opt. Call	N/R	238,114
	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018:
900	5.900%, 8/15/28, 144A	No Opt. Call	N/R	990,495
515	6.100%, 8/15/38, 144A	8/28 at 100.00	N/R	567,628
	Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund, LLC, Charter School Portfolio Projects, Series 2021A-1:
4,540	3.375%, 7/01/31, 144A	No Opt. Call	N/R	4,932,710
11,685	5.000%, 7/01/56, 144A	7/31 at 100.00	N/R	13,592,226
1,895	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A, 4.750%, 7/01/27, 144A	No Opt. Call	Ba1	2,074,248
	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018:
6,985	7.000%, 6/01/28, 144A (7), (8)	No Opt. Call	N/R	3,824,357
14,560	7.250%, 6/01/33, 144A (7), (8)	6/28 at 100.00	N/R	7,971,746
2,000	7.500%, 6/01/48, 144A (7), (8)	6/28 at 100.00	N/R	1,095,020
1,525	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A, 4.375%, 6/15/27, 144A	No Opt. Call	N/R	1,611,955
1,915	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A, 4.000%, 6/15/29, 144A	6/26 at 100.00	N/R	2,040,624

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 570	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A, 4.000%, 10/15/29, 144A	10/27 at 100.00	Ba2	$618,000
450	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2019A, 4.000%, 10/15/29, 144A	10/27 at 100.00	Ba2	493,443
	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc Project, Series 2017:
1,645	5.000%, 8/01/27, 144A	8/24 at 103.00	N/R	1,605,142
490	5.375%, 8/01/32, 144A	8/24 at 103.00	N/R	462,477
745	Carlton Lakes Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015, 5.125%, 11/01/29	11/26 at 100.00	N/R	818,353
	Celebration Community Development District, Florida, Special Assessment Bonds, Assessment Area One, Series 2021:
210	2.250%, 5/01/26	No Opt. Call	N/R	208,370
240	2.750%, 5/01/31	No Opt. Call	N/R	236,609
435	3.125%, 5/01/41	5/31 at 100.00	N/R	424,691
	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
525	4.750%, 5/01/24	No Opt. Call	N/R	557,513
2,940	5.000%, 5/01/34	5/24 at 100.00	N/R	3,083,090
	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2017:
125	4.000%, 5/01/22, 144A	No Opt. Call	N/R	126,428
1,330	5.000%, 5/01/32, 144A	5/27 at 100.00	N/R	1,466,298
	Centre Lake Community Development District, Miami Lakes, Florida, Special Assessment Bonds, Series 2016:
375	4.125%, 12/15/27	12/26 at 100.00	N/R	399,180
500	4.500%, 12/15/32	12/26 at 100.00	N/R	542,845
	Chaparral of Palm Bay Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area One Project, Series 2020A-1:
355	3.000%, 5/01/25	No Opt. Call	N/R	362,295
625	3.250%, 5/01/31	5/30 at 100.00	N/R	647,244
	Chapel Creek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2021 Project, Series 2021:
175	2.500%, 5/01/26, 144A	No Opt. Call	N/R	174,923
900	3.375%, 5/01/41, 144A	5/31 at 100.00	N/R	898,695
	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019:
2,175	5.000%, 10/01/29 (AMT), 144A	10/27 at 100.00	N/R	2,432,650
2,500	5.000%, 10/01/34 (AMT), 144A	10/27 at 100.00	N/R	2,779,975
300	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Expansion Area Project, Series 2019, 4.000%, 6/15/29, 144A	No Opt. Call	N/R	326,406

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
$ 1,635	4.500%, 6/01/23	No Opt. Call	BBB-	$1,699,779
500	5.250%, 6/01/28	6/23 at 100.00	BBB-	530,330
1,000	5.625%, 6/01/33	6/23 at 100.00	BBB-	1,061,680
4,710	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A, 7.000%, 5/15/24, 144A (7)	No Opt. Call	N/R	3,202,800
740	Collier County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Gulf Coast Charter Academy South Project, Series 2017A, 4.100%, 12/01/27, 144A	No Opt. Call	N/R	782,017
390	Concord Station Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.125%, 5/01/26	No Opt. Call	N/R	407,129
100	Connerton West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2 Phase 2, 4.625%, 5/01/28	No Opt. Call	N/R	105,649
	Copper Creek Community Development District, Port Saint Lucie, Florida, Special Assessment Bonds, Series 2019:
180	3.875%, 11/01/24, 144A	No Opt. Call	N/R	184,860
270	4.000%, 11/01/29, 144A	No Opt. Call	N/R	292,278
	Coral Keys Homes Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2020:
200	2.750%, 5/01/25	No Opt. Call	N/R	203,266
165	3.125%, 5/01/30	No Opt. Call	N/R	170,971
1,000	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Refunding Series 2021, 3.000%, 5/01/37	5/31 at 100.00	N/R	1,002,470
1,555	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area One Project, Series 2016, 4.250%, 11/01/27	No Opt. Call	N/R	1,639,001
	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
380	3.750%, 11/01/23, 144A	No Opt. Call	N/R	386,502
770	4.500%, 11/01/28, 144A	No Opt. Call	N/R	831,862
	Creek Preserve Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019:
465	3.875%, 11/01/24, 144A	No Opt. Call	N/R	476,620
1,200	4.250%, 11/01/30, 144A	11/29 at 100.00	N/R	1,297,632
605	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1, 4.625%, 11/01/27	No Opt. Call	N/R	642,691
	Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2018:
405	4.375%, 11/01/24, 144A	No Opt. Call	N/R	415,490
795	4.750%, 11/01/29, 144A	No Opt. Call	N/R	872,791

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Senior Lien Series 2014A-1:
$ 1,200	4.000%, 5/01/24	No Opt. Call	BBB	$1,231,248
6,485	4.500%, 5/01/30	5/24 at 100.00	BBB	6,716,320
	Crystal Cay Community Development District, Florida, Special Assessment Bonds, 2021 Project, Series 2021:
225	2.250%, 5/01/26	No Opt. Call	N/R	223,542
325	2.700%, 5/01/31	No Opt. Call	N/R	321,204
855	3.050%, 5/01/41	5/31 at 100.00	N/R	837,652
	Currents Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2020A:
895	3.000%, 5/01/25, 144A	No Opt. Call	N/R	910,439
1,290	3.500%, 5/01/30, 144A	No Opt. Call	N/R	1,345,934
360	4.000%, 5/01/40, 144A	5/31 at 100.00	N/R	382,680
2,245	Currents Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41, 144A	No Opt. Call	N/R	2,432,278
	Cypress Park Estates Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Project, Series 2020:
310	2.625%, 5/01/25, 144A	No Opt. Call	N/R	313,029
295	3.250%, 5/01/30, 144A	No Opt. Call	N/R	302,965
580	Cypress Park Estates Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 2 Project, Series 2020, 4.000%, 5/01/40, 144A	5/32 at 100.00	N/R	617,033
	Cypress Preserve Community Development District, Pasco County, Florida, Special Assessment Bonds, Assessment Area 2, Series 2019:
955	3.750%, 11/01/31	11/29 at 100.00	N/R	1,019,768
1,670	4.000%, 11/01/39	11/29 at 100.00	N/R	1,768,146
	Downden West Community Development District, Florida, Revenue Bonds Series 2018:
200	4.350%, 5/01/23, 144A	No Opt. Call	N/R	203,864
720	4.850%, 5/01/29, 144A	No Opt. Call	N/R	787,615
1,160	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area Two, Series 2018, 4.250%, 12/15/28, 144A	No Opt. Call	N/R	1,254,853
2,570	Durbin Crossing Community Development District, Florida, Special Assessment Bonds, Senior Refunding Series 2017A-1, 5.000%, 5/01/32 – AGM Insured	5/27 at 100.00	AA	3,115,354
	Eagle Pointe Community Development District, Manatee County, Florida, Special Assessment Bonds, 2020 Project Assessment Area Series 2020:
300	3.000%, 5/01/25, 144A	No Opt. Call	N/R	306,213
575	3.625%, 5/01/31, 144A	5/30 at 100.00	N/R	607,936
	East 547 Community Development District, Florida, Special Assessment Bonds, Area 1 Series 2021:
160	2.500%, 5/01/26	No Opt. Call	N/R	159,861
245	3.000%, 5/01/31	No Opt. Call	N/R	244,792
650	3.300%, 5/01/41	5/31 at 100.00	N/R	648,128

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 345	East Bonita Beach Road Community Development District, Bonita Springs, Florida, Special Assessment Bonds, Area 1 Series 2018, 4.375%, 11/01/29, 144A	11/28 at 100.00	N/R	$375,015
2,245	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 4.250%, 5/01/25	5/22 at 100.00	N/R	2,276,677
	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019:
160	3.750%, 11/01/24	No Opt. Call	N/R	163,998
280	4.125%, 11/01/29	No Opt. Call	N/R	303,887
	East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Series 2018:
285	4.250%, 5/01/24	No Opt. Call	N/R	293,140
550	4.600%, 5/01/29	No Opt. Call	N/R	602,101
	East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Series 2021:
430	2.400%, 5/01/26	No Opt. Call	N/R	430,753
500	3.000%, 5/01/31	No Opt. Call	N/R	501,345
1,270	3.500%, 5/01/41	5/31 at 100.00	N/R	1,282,344
	Eden Hills Community Development District, Lake Alfred, Florida, Special Assessment Revenue Bonds, Phase 1 Series 2020:
115	2.750%, 5/01/25	No Opt. Call	N/R	116,519
110	3.250%, 5/01/30	No Opt. Call	N/R	113,253
	Edgewater East Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series 2021:
525	2.500%, 5/01/26	No Opt. Call	N/R	529,399
800	3.100%, 5/01/31	No Opt. Call	N/R	816,384
2,000	3.600%, 5/01/41	5/31 at 100.00	N/R	2,055,460
	Entrada Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2021:
270	2.125%, 5/01/26, 144A	No Opt. Call	N/R	268,769
370	2.625%, 5/01/31, 144A	No Opt. Call	N/R	365,815
930	3.125%, 5/01/41, 144A	5/31 at 100.00	N/R	918,561
	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1:
465	4.500%, 11/01/23, 144A	No Opt. Call	N/R	476,416
1,690	5.000%, 11/01/29, 144A	No Opt. Call	N/R	1,874,058
400	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-2, 5.600%, 11/01/29, 144A	No Opt. Call	N/R	455,732
460	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2021, 3.000%, 5/01/31	No Opt. Call	N/R	464,379
565	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/28	11/27 at 100.00	N/R	605,318

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Epperson Ranch II Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018A-1:
$ 315	4.250%, 5/01/24, 144A	No Opt. Call	N/R	$323,593
225	5.500%, 11/01/29, 144A	No Opt. Call	N/R	253,060
280	5.000%, 5/01/30, 144A	5/29 at 100.00	N/R	308,459
735	ESCROW MCLEOD USA, 6.500%, 3/04/26 (7)	No Opt. Call	N/R	14,700
1,000	Esplanade Lake Club Community Development District, Lee County, Florida, Capital Improvement Bonds, Series 2019A-1, 3.625%, 11/01/30	11/29 at 100.00	N/R	1,066,370
300	Esplanade Lake Club Community Development District, Lee County, Florida, Capital Improvement Bonds, Series 2019A-2, 3.625%, 11/01/30	11/29 at 100.00	N/R	319,902
680	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 6.375%, 11/01/26	No Opt. Call	N/R	752,583
	Evergreen Community Development District, Florida, Special Assessment Bonds, Series 2019:
210	4.125%, 11/01/24, 144A	No Opt. Call	N/R	214,813
500	4.250%, 11/01/29, 144A	No Opt. Call	N/R	539,835
350	Finley Woods Community Development District, Florida, Capital Improvement Bonds, Series 2020, 4.000%, 5/01/40	5/30 at 100.00	N/R	372,288
4,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.625%, 12/15/31 (Pre-refunded 12/15/21)	12/21 at 100.00	N/R (6)	4,098,960
300	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%, 6/15/27, 144A	6/26 at 100.00	N/R	319,722
260	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2018A, 5.000%, 6/15/28, 144A	6/26 at 100.00	N/R	276,164
1,025	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 5.750%, 7/01/24	No Opt. Call	N/R	1,077,654
905	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017A, 5.000%, 7/01/27, 144A	No Opt. Call	N/R	960,603
4,040	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C, 5.150%, 7/01/27, 144A	No Opt. Call	N/R	4,433,052
3,425	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc Projects, Series 2016A, 4.000%, 7/15/26, 144A	No Opt. Call	N/R	3,573,474
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Global Outreach Charter Academy, Series 2021A:
625	4.000%, 6/30/36, 144A	6/28 at 100.00	Ba2	687,269
765	4.000%, 6/30/41, 144A	6/28 at 100.00	Ba2	827,829
930	4.000%, 6/30/46, 144A	6/28 at 100.00	Ba2	992,180
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
430	5.000%, 6/15/24, 144A	No Opt. Call	N/R	426,018
3,750	5.625%, 6/15/29, 144A	6/24 at 100.00	N/R	3,682,012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A:
$ 1,700	5.000%, 6/15/25, 144A	No Opt. Call	N/R	$1,815,243
4,900	6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	5,481,532
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2012A:
495	5.500%, 6/15/22, 144A	No Opt. Call	N/R	502,083
2,000	6.000%, 6/15/32, 144A	6/22 at 100.00	N/R	2,048,680
2,230	6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	2,278,056
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2013A:
5,405	6.375%, 12/15/25 (Pre-refunded 6/15/23)	6/23 at 100.00	N/R (6)	5,848,588
500	8.500%, 6/15/44 (Pre-refunded 6/15/23)	6/23 at 100.00	N/R (6)	567,970
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2014A:
1,750	5.750%, 6/15/29	6/24 at 100.00	N/R	1,899,765
1,510	6.000%, 6/15/34	6/24 at 100.00	N/R	1,640,766
470	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2020C, 4.000%, 9/15/30, 144A	9/27 at 100.00	N/R	509,001
1,840	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, The Florida Charter Educational Foundation Inc Projects, Series 2016A, 5.125%, 6/15/26, 144A	No Opt. Call	N/R	1,981,901
57,250	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49, 144A (AMT)	1/24 at 107.00	N/R	62,337,807
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A:
53,375	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	11/21 at 104.00	N/R	54,532,170
55,735	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	11/21 at 104.00	N/R	56,816,816
	Florida Development Finance Corporation, Senior Living Revenue Bonds, Glenridge on Palmer Ranch Project, Refunding Series 2021:
275	5.000%, 6/01/31	6/28 at 103.00	N/R	322,605
225	5.000%, 6/01/35	6/28 at 103.00	N/R	261,680
1,020	Florida Development Finance Corporation, Senior Living Revenue Bonds, Mayflower Retirement Community Center Project, Tems 50 Series 2021B-2, 1.750%, 6/01/26, 144A	3/23 at 100.00	BB+	1,017,715
835	Florida Development Finance Corporation, Senior Living Revenue Bonds, Mayflower Retirement Community Center Project, Tems 80 Series 2021B-1, 2.375%, 6/01/27, 144A	6/23 at 100.00	BB+	828,637
	Florida Development Finance Corporation, Student Housing Revenue Bonds, Midtown Campus Properties LLC Project, Series 2019:
6,810	6.875%, 12/01/38, 144A (7)	12/23 at 105.00	N/R	6,673,800
2,000	7.000%, 12/01/48, 144A (7)	12/23 at 105.00	N/R	1,960,000
2,190	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1, 4.500%, 6/01/33, 144A	6/28 at 100.00	N/R	2,570,359

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,030	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2015-1, 3.750%, 7/01/35	1/25 at 100.00	Aaa	$1,066,163
715	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 5 Project, Series 2016, 4.350%, 11/01/27	11/26 at 100.00	N/R	759,330
740	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	11/24 at 100.00	N/R	812,187
320	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	332,723
525	Forest Brooke Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2017, 4.500%, 12/15/27	No Opt. Call	N/R	567,178
240	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.250%, 5/01/23	No Opt. Call	N/R	249,082
75	Glen St Johns Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38	11/21 at 100.00	N/R	75,170
	Gracewater Sarasota Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2021:
470	2.400%, 5/01/26 (WI/DD, Settling 10/25/21)	No Opt. Call	N/R	468,599
665	2.950%, 5/01/31 (WI/DD, Settling 10/25/21)	No Opt. Call	N/R	661,170
1,750	3.350%, 5/01/41 (WI/DD, Settling 10/25/21)	5/31 at 100.00	N/R	1,732,640
840	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	881,723
985	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.250%, 5/01/28	5/24 at 100.00	N/R	1,050,847
1,275	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 5.875%, 5/01/28	5/24 at 100.00	N/R	1,379,971
	Grand Oaks Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2019A:
280	3.750%, 11/01/24	No Opt. Call	N/R	286,675
550	4.125%, 11/01/29	No Opt. Call	N/R	592,718
700	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017A, 5.000%, 11/01/28	No Opt. Call	N/R	744,072
110	Gulfstream Polo Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Phase 1 Project, Series 2017, 4.000%, 11/01/27	No Opt. Call	N/R	117,503
270	Hacienda Lakes Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2016, 4.500%, 5/01/36	5/26 at 100.00	N/R	289,826
	Hammock Reserve Community Development District, Haines City, Florida, Special Assessment Revenue Bonds, Area 2 Project, Series 2021:
195	2.375%, 5/01/26	No Opt. Call	N/R	195,244
205	3.000%, 5/01/31	No Opt. Call	N/R	206,109
525	3.375%, 5/01/41	5/31 at 100.00	N/R	529,273
2,875	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.000%, 5/01/25	5/24 at 100.00	N/R	2,999,689

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Harmony West Community Development District, Osceloa County, Florida, Special Assessment Revenue Bonds, Assessment Area One, Series 2018:
$ 210	4.125%, 5/01/24, 144A	No Opt. Call	N/R	$216,472
425	4.750%, 5/01/29, 144A	No Opt. Call	N/R	464,687
485	Hawkstone Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019, 3.500%, 11/01/30	11/29 at 100.00	N/R	510,661
150	Hawkstone Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 2, Series 2019, 3.625%, 11/01/30	11/29 at 100.00	N/R	158,394
1,740	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2017, 4.000%, 1/01/28	1/27 at 100.00	N/R	1,852,039
655	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2018, 4.500%, 1/01/28	No Opt. Call	N/R	709,391
215	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014, 4.625%, 11/01/24	No Opt. Call	N/R	222,385
695	Heritage Harbour North Community Development District, Florida, Capital Improvement Revenue Bond, Refunding Series 2017A-1, 5.000%, 5/01/27 – AGM Insured	No Opt. Call	AA	832,728
150	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Four, Series 2019A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	166,203
	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-1:
230	4.125%, 11/01/24, 144A	No Opt. Call	N/R	237,190
450	4.500%, 11/01/29, 144A	No Opt. Call	N/R	493,425
165	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	182,823
55	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2016A-2, 6.250%, 11/01/29	No Opt. Call	N/R	55,248
	Hidden Creek North Community Development District, Florida, Special Assessment Bonds, 2019 Project, Series 2019A-1:
360	3.500%, 11/01/24	No Opt. Call	N/R	366,808
845	4.000%, 11/01/30	11/29 at 100.00	N/R	896,452
	Highland Meadows II Community Development District, Davenport, Polk County, Florida, Special Assessment Revenue Bonds, Assessment Area 7/7A Project, Series 2019:
275	3.875%, 11/01/31	11/29 at 100.00	N/R	295,430
45	4.200%, 11/01/39	11/29 at 100.00	N/R	48,378
	Highland Meadows West Community Development District, Haines City, Florida, Special Assessment Bonds, Area 2 Project, Series 2020A:
210	3.250%, 5/01/31	5/30 at 100.00	N/R	219,185
420	3.625%, 5/01/40	5/30 at 100.00	N/R	437,770
150	Highland Meadows West Community Development District, Haines City, Florida, Special Assessment Bonds, Area 3 Project, Series 2020A, 3.625%, 5/01/40	5/30 at 100.00	N/R	156,347
	Highland Meadows West Community Development District, Haines City, Florida, Special Assessment Bonds, Series 2019:
180	4.000%, 11/01/24, 144A	No Opt. Call	N/R	186,037
540	4.125%, 11/01/29, 144A	No Opt. Call	N/R	592,250

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Highlands Community Development District, Hillborough County, Florida, Special Assessment Bonds, Assessment Area 4 Project, Series 2018:
$ 120	4.250%, 6/15/24, 144A	No Opt. Call	N/R	$123,540
245	4.750%, 6/15/29, 144A	No Opt. Call	N/R	268,319
3,820	Hillsborough County, Florida, Utility Revenue Bonds, Series 2021A, 2.000%, 8/01/40	8/31 at 100.00	AA+	3,581,326
235	Hunter's Ridge Community Development District 1, Flagler County, Florida, Special Assessment Bonds, Assessment Area 1, Series 2019, 4.250%, 11/01/29, 144A	No Opt. Call	N/R	255,452
62	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Expanded Area Project, Series 2014, 4.750%, 5/01/25	5/24 at 100.00	N/R	64,761
595	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015, 4.375%, 11/01/25	No Opt. Call	N/R	620,573
270	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2017, 4.000%, 11/01/27	No Opt. Call	N/R	286,332
115	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	118,502
	Kindred Community Development District II, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2021:
165	2.200%, 5/01/26	No Opt. Call	N/R	164,002
235	2.700%, 5/01/31	No Opt. Call	N/R	231,865
450	3.125%, 5/01/41	5/31 at 100.00	N/R	441,252
365	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.000%, 5/01/26	No Opt. Call	N/R	383,141
535	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2017, 4.000%, 5/01/27	No Opt. Call	N/R	565,581
	Kingman Gate Community Development District, Homestead, Florida, Special Assessment Bonds, Project 2021 Series 2021:
200	2.500%, 6/15/26	No Opt. Call	N/R	201,212
250	3.125%, 6/15/31	No Opt. Call	N/R	254,138
750	3.600%, 6/15/41	6/31 at 100.00	N/R	766,012
950	Lake Ashton Community Development District, Polk County, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/25	No Opt. Call	N/R	1,025,306
3,000	Lake County, Florida Retirement Facility Revenue Bonds, Lakeside at Waterman Village Project, Series 2020A, 5.500%, 8/15/40	8/27 at 103.00	N/R	3,409,530
3,500	Lake County, Florida Retirement Facility Revenue Bonds, Lakeside at Waterman Village Project, Series 2020B-2, 3.750%, 8/15/27	2/22 at 100.00	N/R	3,522,225
2,000	Lake County, Florida Retirement Facility Revenue Bonds, Lakeside at Waterman Village Project, Series 2020B-3, 3.375%, 8/15/26	2/22 at 100.00	N/R	2,012,780
	Lake County, Florida, Educational Facilities Revenue Bonds, Imagine South Lake Charter School Project, Series 2019A:
500	5.000%, 1/15/29, 144A	No Opt. Call	N/R	557,995
550	5.000%, 1/15/39, 144A	7/29 at 100.00	N/R	618,893
25	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012, 5.250%, 11/01/22	No Opt. Call	N/R	25,513

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,855	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.125%, 5/01/24	No Opt. Call	N/R	$1,993,494
455	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.750%, 5/01/25	No Opt. Call	N/R	474,410
	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2018:
190	4.000%, 5/01/23	No Opt. Call	N/R	192,825
550	4.600%, 5/01/28	No Opt. Call	N/R	593,098
	Lakeside Preserve Community Development District, Lakeland, Florida, Special Assessment Bonds, Series 2019:
85	3.875%, 5/01/24	No Opt. Call	N/R	87,111
165	4.250%, 5/01/29	No Opt. Call	N/R	177,159
	Lakewood Park Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2021:
130	2.625%, 5/01/26	No Opt. Call	N/R	130,693
120	3.200%, 5/01/31	No Opt. Call	N/R	121,708
325	3.625%, 5/01/41	5/31 at 100.00	N/R	330,262
515	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Del Webb Project, Series 2017, 4.300%, 5/01/27, 144A	No Opt. Call	N/R	551,539
275	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Isles Lakewood Ranch Project, Series 2019, 3.875%, 5/01/29	No Opt. Call	N/R	296,359
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015:
355	4.250%, 5/01/25	No Opt. Call	N/R	370,890
665	4.875%, 5/01/35	5/25 at 100.00	N/R	710,619
1,470	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Ranch South Project, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	1,544,455
535	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase 1A, Series 2018, 4.250%, 5/01/28	No Opt. Call	N/R	577,875
560	Landings at Miami Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2018, 4.125%, 11/01/28, 144A	No Opt. Call	N/R	599,049
	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
4,255	5.250%, 6/15/27	11/21 at 100.00	BB-	4,263,127
5,000	5.375%, 6/15/37	11/21 at 100.00	BB-	5,007,850
	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A:
325	5.000%, 12/01/27, 144A	12/22 at 105.00	N/R	340,759
210	5.375%, 12/01/32, 144A	12/22 at 105.00	N/R	220,233
	Leomas Landing Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2021:
115	2.400%, 5/01/26 (WI/DD, Settling 10/08/21)	No Opt. Call	N/R	114,603
165	2.950%, 5/01/31 (WI/DD, Settling 10/08/21)	No Opt. Call	N/R	164,045
415	3.350%, 5/01/41 (WI/DD, Settling 10/08/21)	5/31 at 100.00	N/R	410,871

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	LTC Ranch West Residential Community Development District, Florida, Special Assessment Bonds, Series 2021A:
$ 400	2.500%, 5/01/26 (WI/DD, Settling 10/14/21)	No Opt. Call	N/R	$400,000
700	3.125%, 5/01/31 (WI/DD, Settling 10/14/21)	No Opt. Call	N/R	700,000
2,000	3.450%, 5/01/41 (WI/DD, Settling 10/14/21)	5/31 at 100.00	N/R	2,000,000
4,445	LTC Ranch West Residential Community Development District, Florida, Special Assessment Bonds, Series 2021B, 3.250%, 5/01/31 (WI/DD, Settling 10/14/21)	11/22 at 100.00	N/R	4,445,000
	Lucerne Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019:
180	3.800%, 5/01/24	No Opt. Call	N/R	184,568
415	4.000%, 5/01/29	No Opt. Call	N/R	444,328
	Magic Place Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2019:
1,005	3.625%, 5/01/24	No Opt. Call	N/R	1,021,462
2,385	3.875%, 5/01/30	No Opt. Call	N/R	2,474,414
515	Majorca Isles Community Development District, Miami Gardens, Florida, Special Assessment Bonds, Series 2015, 5.000%, 5/01/25	No Opt. Call	N/R	555,098
900	Mediterranea Community Development District, Riviera Beach, Florida, Special Assessment Bonds, Area 2 Project, Refunding & Improvement Series 2017, 4.250%, 5/01/29	5/28 at 100.00	N/R	1,010,142
655	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Miami Community Charter School Inc Project, Series 2020A, 4.250%, 6/01/30, 144A	6/26 at 103.00	N/R	685,254
1,920	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017, 5.250%, 7/01/27, 144A	No Opt. Call	N/R	2,053,344
	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc Project, Series 2017:
1,000	5.000%, 7/01/28	7/27 at 100.00	BB+	1,025,490
1,000	5.000%, 7/01/29	7/27 at 100.00	BB+	1,020,410
1,315	5.000%, 7/01/30	7/27 at 100.00	BB+	1,341,839
1,605	5.000%, 7/01/31	7/27 at 100.00	BB+	1,629,412
695	5.000%, 7/01/32	7/27 at 100.00	BB+	707,788
	Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017:
3,145	4.750%, 11/01/27	No Opt. Call	N/R	3,519,884
2,500	5.125%, 11/01/39	11/27 at 100.00	N/R	2,873,775
12,835	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2005D, 1.160%, 7/01/33 – AMBAC Insured (UB) (4)	6/21 at 100.00	BBB+	12,471,641
12,830	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2005E, 1.160%, 7/01/34 – AMBAC Insured (UB) (4)	6/21 at 100.00	BBB+	12,376,588
1,000	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Doral Academy, Series 2018, 5.000%, 1/15/32	1/28 at 100.00	BBB-	1,150,310

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 450	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, PInecrest Academy Project, Series 2014, 5.000%, 9/15/24	No Opt. Call	BBB	$484,366
550	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 5.000%, 9/15/25, 144A	No Opt. Call	N/R	586,685
	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2021:
850	5.000%, 10/01/34	10/31 at 100.00	A+	1,125,349
1,240	5.000%, 10/01/35	10/31 at 100.00	A+	1,638,536
1,775	5.000%, 10/01/36	10/31 at 100.00	A+	2,338,190
	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastructure Project, Refunding Series 2014B:
2,490	4.250%, 5/01/24	5/23 at 100.00	N/R	2,582,703
2,625	5.000%, 5/01/29	5/23 at 100.00	N/R	2,734,357
	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A:
1,670	4.250%, 5/01/24	5/23 at 100.00	N/R	1,732,174
4,495	5.000%, 5/01/29	5/23 at 100.00	N/R	4,682,262
2,010	5.000%, 5/01/37	5/23 at 100.00	N/R	2,079,626
980	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29	No Opt. Call	N/R	1,074,717
2,110	Mirada Community Development District, Pasco County, Florida, Bond Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24	11/21 at 100.00	N/R	2,113,123
	Mirada II Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2021:
835	2.500%, 5/01/26	No Opt. Call	N/R	839,000
765	3.125%, 5/01/31	No Opt. Call	N/R	774,861
2,745	3.500%, 5/01/41	5/31 at 100.00	N/R	2,785,187
100	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	101,897
2,050	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2015, 5.000%, 5/01/28	5/25 at 100.00	N/R	2,214,594
550	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	578,968
535	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2018, 4.625%, 11/01/29, 144A	11/28 at 100.00	N/R	587,296
	North AR-1 of Pasco Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2021:
380	2.625%, 5/01/26	No Opt. Call	N/R	380,376
450	3.125%, 5/01/31	No Opt. Call	N/R	450,747
1,000	3.500%, 5/01/41	5/34 at 100.00	N/R	998,570
	North Boulevard Community Development District, Haines, Polk County, Florida, Special Assessment Bonds, Series 2019:
95	4.250%, 11/01/24	No Opt. Call	N/R	97,592
320	4.750%, 11/01/29	No Opt. Call	N/R	351,248

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	North Park Isle Community Development District, Plant City, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019:
$ 340	3.625%, 5/01/24	No Opt. Call	N/R	$347,296
810	4.000%, 5/01/30	5/29 at 100.00	N/R	861,119
	North Powerline Road Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, Series 2020:
520	2.625%, 5/01/25	No Opt. Call	N/R	524,254
490	3.125%, 5/01/30	No Opt. Call	N/R	499,134
1,850	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Area C, Series 2017, 4.000%, 5/01/28	No Opt. Call	N/R	1,983,366
	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Parkland Bay Unit Area, Series 2018:
1,465	4.250%, 5/01/28, 144A	No Opt. Call	N/R	1,563,111
3,000	4.875%, 5/01/38, 144A	5/28 at 100.00	N/R	3,301,320
125	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.125%, 8/01/22	No Opt. Call	N/R	128,643
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014:
1,600	4.500%, 8/01/24	No Opt. Call	N/R	1,680,976
1,700	5.000%, 8/01/46	8/24 at 100.00	N/R	1,804,788
1,400	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2017, 5.000%, 8/01/32	8/27 at 100.00	N/R	1,609,384
2,015	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 4.650%, 8/01/25	No Opt. Call	N/R	2,149,582
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2018A:
540	4.500%, 8/01/24	No Opt. Call	N/R	563,274
1,100	4.875%, 8/01/29	No Opt. Call	N/R	1,226,533
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2021:
1,150	2.300%, 8/01/26	No Opt. Call	N/R	1,156,348
1,310	2.875%, 8/01/31	No Opt. Call	N/R	1,328,039
3,360	3.450%, 8/01/41	8/31 at 100.00	N/R	3,433,080
375	Oaks Shady Creek Community Development District, Florida, Special Assessment Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	388,695
285	Old Hickory Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2020, 3.000%, 6/15/30	No Opt. Call	N/R	293,607
935	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015, 4.500%, 5/01/25	No Opt. Call	N/R	974,971
	Osceola Village Center Community Development District, Florida, Special Assessment Bonds, 2021 Project, Series 2021:
100	2.375%, 5/01/26, 144A	No Opt. Call	N/R	99,354
175	2.875%, 5/01/31, 144A	No Opt. Call	N/R	172,972
370	3.300%, 5/01/41, 144A	5/31 at 100.00	N/R	362,141

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 775	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Lifespace Community Inc, Series 2015C, 5.000%, 5/15/27	5/25 at 100.00	BBB	$883,267
1,000	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/29, 144A	No Opt. Call	Ba1	1,139,090
1,120	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 2017, 4.000%, 5/01/27	No Opt. Call	BBB-	1,186,461
	Parker Road Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2020:
275	3.100%, 5/01/25	No Opt. Call	N/R	280,299
335	3.375%, 5/01/30	No Opt. Call	N/R	347,576
	Parkland Preserve Community Development District, St Johns County, Florida, Special Assessment Revenue Bonds, Series 2019A:
175	4.500%, 5/01/24	No Opt. Call	N/R	180,667
815	4.750%, 5/01/30	No Opt. Call	N/R	900,485
	Parrish Plantation Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2021:
335	3.125%, 5/01/31	No Opt. Call	N/R	339,777
1,000	3.500%, 5/01/41	5/31 at 100.00	N/R	1,017,110
90	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	91,526
225	Pinellas County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc, Project, Series 2019, 5.000%, 7/01/39	7/29 at 100.00	N/R	256,205
380	Poinciana West Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Series 2016-2, 5.375%, 5/01/30	5/27 at 100.00	N/R	416,541
	Preserve at South Branch Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Phase 3 Series 2021:
250	2.500%, 5/01/26	No Opt. Call	N/R	251,650
350	3.000%, 5/01/31	No Opt. Call	N/R	354,288
750	3.500%, 5/01/41	5/31 at 100.00	N/R	763,792
470	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	488,922
3,125	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/25	No Opt. Call	N/R	3,394,719
	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2021:
380	2.400%, 5/01/26	No Opt. Call	N/R	377,549
70	2.850%, 5/01/31	No Opt. Call	N/R	69,188
195	3.150%, 5/01/41	5/31 at 100.00	N/R	191,079
690	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015, 4.250%, 5/01/25	No Opt. Call	N/R	716,813
870	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 4.375%, 11/01/28	11/26 at 100.00	N/R	930,300

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,030	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 4 Project, Series 2017, 4.250%, 11/01/28, 144A	11/27 at 100.00	N/R	$1,113,008
	Reunion West Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 5 Project, Series 2019:
195	3.750%, 5/01/24	No Opt. Call	N/R	199,824
500	4.000%, 5/01/30	5/29 at 100.00	N/R	535,660
415	Rhodine Road North Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019, 4.000%, 5/01/30	5/29 at 100.00	N/R	446,748
	River Glen Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2021:
500	2.375%, 5/01/26	No Opt. Call	N/R	506,400
350	3.000%, 5/01/31	No Opt. Call	N/R	360,595
1,000	3.375%, 5/01/41	5/31 at 100.00	N/R	1,015,140
1,000	River Hall Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2021A-1, 3.000%, 5/01/31	No Opt. Call	N/R	1,015,840
	River Hall Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2021A-2:
1,000	3.000%, 5/01/31	No Opt. Call	N/R	1,007,460
1,000	3.000%, 5/01/36	5/31 at 100.00	N/R	983,710
585	Riverbend West Community Development District, Hilsborough County, Florida, Special Assessment Bonds, Series 2019, 4.000%, 11/01/39, 144A	11/29 at 100.00	N/R	617,871
645	Rivers Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2, 4.375%, 5/01/28	No Opt. Call	N/R	683,390
	Rivers Edge II Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2021:
350	2.400%, 5/01/26	No Opt. Call	N/R	350,613
300	3.000%, 5/01/31	No Opt. Call	N/R	302,034
1,040	3.500%, 5/01/41	5/31 at 100.00	N/R	1,056,078
	Rivers Edge III Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2021:
260	2.400%, 5/01/26, 144A	No Opt. Call	N/R	260,653
300	3.000%, 5/01/31, 144A	No Opt. Call	N/R	302,649
780	3.500%, 5/01/41, 144A	5/31 at 100.00	N/R	793,985
810	Rivington Community Development District, Debary, Florida, Special Assessment Revenue Bonds, 2020 Assessment Area, Series 2020, 3.375%, 5/01/31	5/30 at 100.00	N/R	837,402
430	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.125%, 5/01/26	No Opt. Call	N/R	461,098
	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2020A-1:
285	3.875%, 5/01/30	No Opt. Call	N/R	297,349
805	4.625%, 5/01/40	5/30 at 100.00	N/R	848,067

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016:
$ 220	4.500%, 11/01/22	No Opt. Call	N/R	$223,291
1,885	5.250%, 11/01/28	11/27 at 100.00	N/R	2,106,657
	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2018:
195	4.375%, 11/01/23, 144A	No Opt. Call	N/R	199,625
640	4.875%, 11/01/28, 144A	No Opt. Call	N/R	704,966
195	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 6.125%, 11/01/27	11/24 at 100.00	N/R	218,706
500	Sabal Palm Community Development District, Florida, Special Assessment Bonds, South Parcel Series 2017, 4.250%, 11/01/28, 144A	11/27 at 100.00	N/R	535,630
2,000	Saint Johns County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Westminster Pines, Series 2017A, 4.125%, 8/01/47 (Pre-refunded 8/01/22) (Mandatory Put 8/01/24)	8/22 at 101.00	N/R (6)	2,083,440
1,055	San Simeon Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, 2019 Project Series 2019, 3.750%, 6/15/31, 144A	6/29 at 100.00	N/R	1,138,967
	Sawyers Landing Community Development District, Florida, Special Assessment Revenue Bonds, Series 2021:
595	3.250%, 5/01/26	No Opt. Call	N/R	606,406
1,165	3.750%, 5/01/31	No Opt. Call	N/R	1,208,944
290	4.125%, 5/01/41	5/31 at 100.00	N/R	303,668
	Seminole County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A:
4,000	5.000%, 11/15/29	11/26 at 103.00	N/R	4,449,120
2,500	5.500%, 11/15/49	11/26 at 103.00	N/R	2,766,250
	Shell Point Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Refunding Series 2019:
250	4.000%, 11/01/24, 144A	No Opt. Call	N/R	256,315
745	4.500%, 11/01/29, 144A	No Opt. Call	N/R	810,523
	Sherwood Manor Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Area One, Series 2018:
135	4.000%, 11/01/23, 144A	No Opt. Call	N/R	137,666
540	4.625%, 11/01/29, 144A	No Opt. Call	N/R	587,747
	Shingle Creek at Branson Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2021:
500	2.500%, 6/15/26	No Opt. Call	N/R	502,505
500	3.100%, 6/15/31	No Opt. Call	N/R	507,230
1,000	3.500%, 6/15/41	6/31 at 100.00	N/R	1,018,110
290	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1A, Series 2018A-1, 5.000%, 11/01/28, 144A	No Opt. Call	N/R	310,222
90	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/27, 144A	No Opt. Call	N/R	94,982

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 395	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015, 4.375%, 5/01/25	5/24 at 101.00	N/R	$412,996
	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017A:
390	3.625%, 11/01/23	No Opt. Call	N/R	398,116
1,125	4.500%, 11/01/28	11/27 at 100.00	N/R	1,228,815
565	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2016, 4.750%, 11/01/28	11/27 at 100.00	N/R	604,358
	Solterra Resort Community Development District, Polk County, Florida, Special Assessment Bonds, Series 2018:
315	4.000%, 5/01/23	No Opt. Call	N/R	321,338
1,145	4.750%, 5/01/29	No Opt. Call	N/R	1,248,027
	South Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Area 1 Series 2021:
150	2.375%, 6/15/26	No Opt. Call	N/R	149,666
175	2.875%, 6/15/31	No Opt. Call	N/R	174,407
500	3.250%, 6/15/41	6/31 at 100.00	N/R	498,540
895	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016, 5.000%, 5/01/29	5/27 at 100.00	N/R	972,928
	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2018:
300	4.000%, 5/01/24	No Opt. Call	N/R	309,123
595	4.625%, 5/01/29	5/28 at 100.00	N/R	656,160
275	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2, 4.350%, 5/01/26	No Opt. Call	N/R	290,287
1,925	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%, 3/01/24, 144A	No Opt. Call	BBB+	2,123,313
	Southern Grove Community Development District 5, Florida, Special Assessment Infrastructure Bonds, Series 2019:
150	2.875%, 5/01/24	No Opt. Call	N/R	152,196
305	3.250%, 5/01/29	No Opt. Call	N/R	318,752
375	3.600%, 5/01/34	5/29 at 100.00	N/R	395,340
	Southern Grove Community Development District 5, Port Saint Lucie, Florida, Special Assessment Bonds, Community Infrastructure Series 2021:
425	2.400%, 5/01/26	No Opt. Call	N/R	423,181
600	2.800%, 5/01/31	No Opt. Call	N/R	592,548
1,500	3.125%, 5/01/41	5/31 at 100.00	N/R	1,466,655
3,500	Southshore Bay Community Development District, Hillsborough County, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2021, 3.000%, 5/01/33, 144A	No Opt. Call	N/R	3,452,680
	Spencer Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019:
220	3.750%, 5/01/24	No Opt. Call	N/R	226,028
430	4.375%, 5/01/29	No Opt. Call	N/R	470,618

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 320	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	$332,666
	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
160	3.750%, 11/01/22, 144A	No Opt. Call	N/R	161,581
1,290	4.500%, 11/01/28, 144A	11/27 at 100.00	N/R	1,390,052
	Stillwater Community Development District, Saint John's County, Florida, Special Assessment Bonds, 2021 Project Series 2021:
400	2.375%, 6/15/26, 144A	No Opt. Call	N/R	401,208
200	3.000%, 6/15/31, 144A	No Opt. Call	N/R	202,348
1,290	3.500%, 6/15/41, 144A	6/31 at 100.00	N/R	1,316,587
330	Stoneybrook North Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-1, 5.000%, 11/01/27	No Opt. Call	N/R	347,104
145	Stoneybrook North Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-2, 5.750%, 11/01/29	No Opt. Call	N/R	145,602
730	Stoneybrook North Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-3, 5.875%, 11/01/29	11/21 at 101.00	N/R	738,264
1,000	Stoneybrook South at Championsgate Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, 2019 Assessment Area Series 2019NM, 4.000%, 6/15/30	6/29 at 100.00	N/R	1,086,270
550	Stoneybrook South at Championsgate Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Parcel K Assessment Area, Series 2017, 4.000%, 12/15/28	No Opt. Call	N/R	598,031
355	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 5.500%, 5/01/24	5/23 at 100.00	N/R	379,012
975	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	1,023,701
505	Storey Creek Community Development District, Osceloa County, Florida, Special Assessment Bonds, Assessment Area 1 Project, Series 2019, 3.625%, 12/15/30	12/29 at 100.00	N/R	539,234
	Storey Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Assessment Area Four Project, Series 2021:
110	2.375%, 6/15/26, 144A	No Opt. Call	N/R	109,900
170	2.875%, 6/15/31, 144A	No Opt. Call	N/R	169,852
625	3.300%, 6/15/41, 144A	6/31 at 100.00	N/R	624,975
1,215	Storey Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2015, 4.500%, 11/01/26	11/25 at 100.00	N/R	1,281,011
	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1:
185	4.000%, 11/01/23, 144A	No Opt. Call	N/R	189,116
450	5.000%, 11/01/29, 144A	11/28 at 100.00	N/R	500,454
35	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	39,227

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 2 Project, Series 2020:
$ 490	3.300%, 5/01/31	5/30 at 100.00	N/R	$505,788
125	3.750%, 5/01/40	5/30 at 100.00	N/R	130,118
	Summerstone Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Phase 1 Series 2020:
130	2.500%, 5/01/25	No Opt. Call	N/R	131,702
165	3.250%, 5/01/30	No Opt. Call	N/R	170,480
	Summerstone Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Phase 2 Series 2021:
300	2.200%, 5/01/26, 144A	No Opt. Call	N/R	298,314
300	2.750%, 5/01/31, 144A	No Opt. Call	N/R	297,000
725	3.150%, 5/01/41, 144A	5/31 at 100.00	N/R	712,479
500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/25	1/24 at 100.00	A-	548,375
390	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	410,553
	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019A-1:
870	3.875%, 5/01/24	No Opt. Call	N/R	885,373
1,705	4.125%, 5/01/29	No Opt. Call	N/R	1,795,553
4,775	4.500%, 5/01/39	5/29 at 100.00	N/R	5,119,755
	Timber Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
140	4.125%, 11/01/24, 144A	No Opt. Call	N/R	143,816
405	4.625%, 11/01/29, 144A	No Opt. Call	N/R	444,670
	Timber Creek Southwest Community Development District, Florida, Special Assessment Revenue Bonds, Series 2021:
525	2.350%, 12/15/26 (WI/DD, Settling 10/20/21)	No Opt. Call	N/R	525,000
800	3.000%, 12/15/31 (WI/DD, Settling 10/20/21)	No Opt. Call	N/R	800,000
2,175	3.300%, 12/15/41 (WI/DD, Settling 10/20/21)	12/31 at 100.00	N/R	2,175,000
210	Tolomato Community Development District, Florida, Special Assessment Bonds, Expansion Parcel Project, Series 2018, 4.350%, 5/01/28, 144A	No Opt. Call	N/R	228,575
1,435	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Senior Lien Series 2018A-2, 5.200%, 5/01/28, 144A	No Opt. Call	N/R	1,544,978
815	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2018B-2, 4.625%, 5/01/28	No Opt. Call	N/R	882,506
700	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2019A-2, 3.850%, 5/01/29	No Opt. Call	N/R	763,392
820	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 5.750%, 11/01/27	11/26 at 102.00	N/R	913,595
735	Touchstone Community Development District, Hillsborough County, Florida, Special Assessment Bonds, 2019 Project, Series 2019, 3.625%, 12/15/31	12/29 at 100.00	N/R	798,555

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 2B Project, Series 2018:
$ 30	4.000%, 5/01/23	No Opt. Call	N/R	$30,614
150	5.000%, 5/01/28	No Opt. Call	N/R	162,396
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3A Project, Series 2018:
245	4.000%, 5/01/23	No Opt. Call	N/R	250,035
720	5.000%, 5/01/28	No Opt. Call	N/R	779,760
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3B Project, Series 2019:
100	3.500%, 5/01/24	No Opt. Call	N/R	102,089
365	4.000%, 5/01/30	No Opt. Call	N/R	390,981
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3C Project, Series 2019:
170	3.625%, 5/01/25	No Opt. Call	N/R	174,695
510	4.000%, 5/01/31	5/30 at 100.00	N/R	549,576
120	4.450%, 5/01/39	5/30 at 100.00	N/R	131,729
135	Towne Park Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.000%, 11/01/28	11/26 at 100.00	N/R	147,022
795	Tradition Community Development District 1, Port Saint Lucie, Florida, Irrigation System Revenue Bonds, Existing System Series 2017, 4.000%, 10/01/27	No Opt. Call	N/R	832,580
	Tradition Community Development District 9, Port Saint Lucie, Florida, Special Assessment Bonds, Series 2021:
385	2.300%, 5/01/26	No Opt. Call	N/R	382,344
115	2.700%, 5/01/31	No Opt. Call	N/R	113,276
250	3.000%, 5/01/41	5/31 at 100.00	N/R	243,118
250	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1, 5.000%, 11/01/26	No Opt. Call	N/R	266,083
420	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area 1 - Phase 2 Project, Series 2018, 4.750%, 11/01/29, 144A	No Opt. Call	N/R	465,860
	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019A:
190	3.875%, 5/01/24	No Opt. Call	N/R	194,944
500	4.125%, 5/01/29	No Opt. Call	N/R	536,835
	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Village N&P Project, Series 2021:
750	2.500%, 11/01/26	No Opt. Call	N/R	753,990
250	3.000%, 11/01/31	No Opt. Call	N/R	252,880
1,000	3.500%, 11/01/41	11/31 at 100.00	N/R	1,017,000
370	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.875%, 5/01/25	No Opt. Call	N/R	389,251

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2018:
$ 145	4.500%, 5/01/23	No Opt. Call	N/R	$147,857
400	5.000%, 5/01/28	No Opt. Call	N/R	433,164
	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels A, B & C, Series 2018:
155	4.000%, 11/01/24	No Opt. Call	N/R	159,493
500	4.500%, 11/01/29	No Opt. Call	N/R	551,370
1,415	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels D, E & F, Series 2017, 4.125%, 11/01/28, 144A	11/27 at 100.00	N/R	1,522,498
435	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015, 4.375%, 11/01/25	No Opt. Call	N/R	454,423
85	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 4 Project, Series 2015A, 4.250%, 11/01/21	No Opt. Call	N/R	85,148
370	Turtle Run Community Development District, Florida, Special Assessment Benefit Tax Bonds, Series 2017-2, 4.000%, 5/01/28	No Opt. Call	A2	397,428
	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1:
850	5.000%, 11/01/23	No Opt. Call	N/R	866,821
1,705	5.750%, 11/01/28	No Opt. Call	N/R	1,872,670
	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2:
410	5.000%, 11/01/23	No Opt. Call	N/R	418,093
1,490	6.000%, 11/01/31	No Opt. Call	N/R	1,678,321
160	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.200%, 5/01/26	No Opt. Call	N/R	166,866
	Two Lakes Community Development District, Hialeah, Florida, Special Assessment Bonds, Expansion Area Project, Series 2019:
1,510	3.375%, 12/15/30	12/29 at 100.00	N/R	1,591,585
3,000	3.750%, 12/15/39	12/29 at 100.00	N/R	3,178,290
310	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1, 4.750%, 11/01/27	No Opt. Call	N/R	330,466
710	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-1, 5.000%, 11/01/27, 144A	No Opt. Call	N/R	757,875
	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-1:
285	4.125%, 11/01/24, 144A	No Opt. Call	N/R	292,059
695	4.500%, 11/01/30, 144A	11/29 at 100.00	N/R	756,695
210	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-2, 5.250%, 5/01/49, 144A	No Opt. Call	N/R	248,497

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 3 Series 2021:
$ 115	2.400%, 5/01/26, 144A	No Opt. Call	N/R	$114,356
130	2.950%, 5/01/31, 144A	No Opt. Call	N/R	128,712
325	3.350%, 5/01/41, 144A	5/31 at 100.00	N/R	319,485
	V-Dana Community Development District, Lee County, Florida, Special Assessment Bonds, Area 1 - 2020 Project, Series 2020:
470	3.000%, 5/01/25, 144A	No Opt. Call	N/R	478,206
760	3.500%, 5/01/31, 144A	No Opt. Call	N/R	793,356
	V-Dana Community Development District, Lee County, Florida, Special Assessment Bonds, Area 1 - 2021 Project, Series 2021:
485	2.600%, 5/01/26	No Opt. Call	N/R	487,886
685	3.125%, 5/01/31	No Opt. Call	N/R	692,658
1,500	3.625%, 5/01/41	5/31 at 100.00	N/R	1,529,190
415	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.000%, 11/01/27	No Opt. Call	N/R	468,809
	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks, Refunding Series 2021:
300	2.500%, 5/01/26, 144A	No Opt. Call	N/R	302,193
200	2.500%, 5/01/26, 144A	No Opt. Call	N/R	201,456
350	3.100%, 5/01/31, 144A	No Opt. Call	N/R	356,440
205	3.100%, 5/01/31, 144A	No Opt. Call	N/R	208,774
750	3.600%, 5/01/41, 144A	5/31 at 100.00	N/R	768,945
500	3.600%, 5/01/41, 144A	5/31 at 100.00	N/R	512,630
	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area One-Gardens East Project, Series 2018A:
205	4.000%, 11/01/24	No Opt. Call	N/R	210,943
190	4.000%, 11/01/24	No Opt. Call	N/R	195,527
390	4.500%, 11/01/29	No Opt. Call	N/R	430,502
375	4.500%, 11/01/29	No Opt. Call	N/R	414,008
240	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area Three, Four and Five, Series 2018B, 5.875%, 11/01/32	11/21 at 101.00	N/R	242,719
585	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod A Project, Series 2017, 4.250%, 11/01/28	11/27 at 100.00	N/R	625,008
460	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod B Project, Series 2017, 4.250%, 11/01/28	11/27 at 100.00	N/R	491,551
325	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod C Project, Series 2017, 4.500%, 11/01/28	11/27 at 100.00	N/R	349,456
210	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod D Project, Series 2020, 2.875%, 5/01/25	No Opt. Call	N/R	213,528

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod E Project, Series 2020:
$ 155	2.875%, 5/01/25	No Opt. Call	N/R	$157,613
285	3.250%, 5/01/31	5/30 at 100.00	N/R	294,966
	Verano 3 Community Development District, Florida, Special Assessment Bonds, Phase 1 Assessment Area, Series 2021:
400	2.375%, 5/01/26	No Opt. Call	N/R	402,224
350	3.000%, 5/01/31	No Opt. Call	N/R	355,254
1,000	3.375%, 5/01/41	5/31 at 100.00	N/R	1,016,790
410	Village Community Development District 10, Sumter County, Florida, Special Assessment Revenue Bonds, Series 2012, 4.500%, 5/01/23	5/22 at 100.00	N/R	417,499
1,255	Villages of Glen Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2018A-2, 5.500%, 11/01/29, 144A	No Opt. Call	N/R	1,390,427
	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Series 2019:
120	3.750%, 5/01/24	No Opt. Call	N/R	122,844
225	4.000%, 5/01/29	No Opt. Call	N/R	240,284
	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Series 2020:
260	2.625%, 5/01/25	No Opt. Call	N/R	263,050
240	3.200%, 5/01/30	No Opt. Call	N/R	246,804
1,780	Waterset Central Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018, 4.625%, 11/01/29, 144A	11/28 at 100.00	N/R	1,958,053
885	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	930,577
400	Wesbridge Community Development District, Pasco County, Florida, Special Assessment Bonds, 2019 Project, Series 2019, 3.625%, 11/01/29	No Opt. Call	N/R	427,384
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit Development 7 Villages F-1 & F-5, Series 2021:
255	2.500%, 5/01/26	No Opt. Call	N/R	256,285
355	3.125%, 5/01/31	No Opt. Call	N/R	360,307
810	3.500%, 5/01/41	5/31 at 100.00	N/R	823,187
3,495	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 3, Refunding Series 2017, 4.000%, 5/01/27	No Opt. Call	N/R	3,695,124
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 4, Series 2016:
1,000	4.250%, 11/01/26	No Opt. Call	N/R	1,057,680
210	4.625%, 11/01/31	11/26 at 100.00	N/R	227,531
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 7 Master Infrastructure, Series 2019:
385	4.000%, 5/01/24	No Opt. Call	N/R	396,835
1,000	4.250%, 5/01/29	No Opt. Call	N/R	1,087,500
135	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 7 Village B Parcel, Series 2019, 4.250%, 5/01/29, 144A	No Opt. Call	N/R	146,856

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 8 Master Infrastructure, Series 2021:
$ 505	2.500%, 5/01/26	No Opt. Call	N/R	$507,550
525	3.125%, 5/01/31	No Opt. Call	N/R	532,849
1,500	3.500%, 5/01/41	5/31 at 100.00	N/R	1,524,420
810	Westside Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2019, 3.750%, 5/01/29, 144A	No Opt. Call	N/R	860,584
	Westside Haines City Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2021:
320	2.500%, 5/01/26	No Opt. Call	N/R	317,939
500	3.000%, 5/01/31	No Opt. Call	N/R	494,240
1,500	3.250%, 5/01/41	5/31 at 100.00	N/R	1,470,105
2,000	Wildblue Community Development District, Florida, Special Assessment Bonds, Series 2019, 3.750%, 6/15/30, 144A	6/29 at 100.00	N/R	2,137,000
	Willow Hammock Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2017:
325	3.500%, 11/01/23, 144A	No Opt. Call	N/R	330,668
725	4.000%, 11/01/28, 144A	11/27 at 100.00	N/R	777,874
330	Willow Walk Community Development District, Florida, Special Assessment Revenue Bonds, North Parcel Area Project, Series 2017, 4.000%, 5/01/28	No Opt. Call	N/R	352,955
	Willow Walk Community Development District, Florida, Special Assessment Revenue Bonds, North Parcel Area Project, Series 2019:
160	3.800%, 5/01/24	No Opt. Call	N/R	164,635
315	4.000%, 5/01/29	No Opt. Call	N/R	340,112
	Willows Community Development District, Florida, Special Assessment Bonds, Series 2019:
325	3.875%, 5/01/24	No Opt. Call	N/R	334,185
510	4.370%, 5/01/29	No Opt. Call	N/R	557,496
	Wind Meadows South Community Development District, Bartow, Florida, Special Assessment Bonds, Assessment Area 1 Project, Series 2021:
250	2.400%, 5/01/26 (WI/DD, Settling 10/15/21)	No Opt. Call	N/R	248,823
410	2.950%, 5/01/31 (WI/DD, Settling 10/15/21)	No Opt. Call	N/R	406,622
945	3.350%, 5/01/41 (WI/DD, Settling 10/15/21)	5/31 at 100.00	N/R	931,628
325	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series 2015, 4.375%, 11/01/25	No Opt. Call	N/R	350,032
	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2019:
85	3.750%, 11/01/24	No Opt. Call	N/R	87,152
185	4.250%, 11/01/29	No Opt. Call	N/R	201,027
1,005	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 4.125%, 11/01/27	No Opt. Call	N/R	1,095,611
560	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016, 4.375%, 5/01/26	No Opt. Call	N/R	589,630

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 905	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%, 5/01/29	5/28 at 100.00	N/R	$986,622
	Zephyr Lakes Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2021:
250	2.500%, 5/01/26	No Opt. Call	N/R	249,033
275	3.000%, 5/01/31	No Opt. Call	N/R	273,182
700	3.375%, 5/01/41	5/34 at 100.00	N/R	690,102
	Zephyr Lakes Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2019:
270	4.375%, 11/01/24, 144A	No Opt. Call	N/R	278,367
530	4.750%, 11/01/29, 144A	No Opt. Call	N/R	586,662
774,307	Total Florida			796,491,055
	Georgia – 1.1%
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
2,455	6.000%, 1/01/23	No Opt. Call	N/R	1,923,861
9,250	6.500%, 1/01/29	1/28 at 100.00	N/R	7,034,255
2,540	6.750%, 1/01/35	1/28 at 100.00	N/R	1,917,903
1,670	7.000%, 1/01/40	1/28 at 100.00	N/R	1,257,360
	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, Kennesaw State University Real Estate Foundations Projects, Refunding Series 2014C:
985	5.000%, 7/15/22	No Opt. Call	Baa2	1,014,757
1,040	5.000%, 7/15/23	No Opt. Call	Baa2	1,108,630
750	5.000%, 7/15/24	No Opt. Call	Baa2	828,127
1,000	5.000%, 7/15/26	7/24 at 100.00	Baa2	1,096,950
1,000	5.000%, 7/15/27	7/24 at 100.00	Baa2	1,092,360
1,000	5.000%, 7/15/29	7/24 at 100.00	Baa2	1,085,520
470	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 5.750%, 10/01/24	10/23 at 100.00	N/R	491,056
355	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 5.250%, 4/01/23 (ETM)	No Opt. Call	N/R (6)	372,061
9,000	Fulton County Residential Care Facilities Elderly Authority, Georgia, Revenue Bonds, Canterbury Court Project, Series 2021A, 4.000%, 4/01/41, 144A (WI/DD, Settling 10/07/21)	4/28 at 103.00	N/R	9,630,450
2,000	Fulton County Residential Care Facilities for the Elderly Authority, Georgia, Revenue Bonds, Lenbrook Square Foundation, Inc Project, Refunding Series 2016, 5.000%, 7/01/31	7/23 at 103.00	BBB-	2,157,920
550	Gainesville and Hall County Development Authority, Georgia, Educational Facilities Revenue Bonds, Riverside Military Academy, Refunding Series 2017, 5.000%, 3/01/27	No Opt. Call	BB	567,397
20,735	Geo L Smith II Georgia World Congress Center Authority, Georgia, Convention Center Hotel Revenue Bonds, First Tier Series 2021A, 4.000%, 1/01/54	1/31 at 100.00	BBB-	23,537,957
2,250	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2020A, 3.050%, 12/01/40	6/29 at 100.00	AAA	2,375,145

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$ 1,668	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association, Series 1998A, 4.750%, 6/01/28 – NPFG Insured	No Opt. Call	Baa2	$1,855,350
4,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A, 5.000%, 1/01/56	7/28 at 100.00	BBB+	4,785,840
1,000	Macon-Bibb County Urban Development Authority, Georgia, Multifamily Housing Revenue Bonds, Dempsey Apartments Project, Series 2018A, 5.200%, 12/01/53	12/23 at 102.00	Baa3	1,053,530
460	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017, 5.000%, 6/15/27, 144A	No Opt. Call	N/R	501,662
1,200	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2021A, 4.000%, 1/01/46 – AGM Insured	1/30 at 100.00	BBB+	1,367,052
510	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2021A, 4.000%, 1/01/41 – AGM Insured	1/30 at 100.00	BBB+	585,847
	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project P Bonds, Series 2021A:
160	4.000%, 1/01/46	1/30 at 100.00	Baa2	180,597
425	4.000%, 1/01/51	1/30 at 100.00	Baa2	476,480
66,473	Total Georgia			68,298,067
	Guam – 0.1%
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2021F Forward Delivery:
3,370	4.000%, 1/01/36 (WI/DD, Settling 10/07/21)	1/31 at 100.00	Ba1	3,896,091
3,300	4.000%, 1/01/42 (WI/DD, Settling 10/07/21)	1/31 at 100.00	Ba1	3,694,713
1,000	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Refunding Series 2021A, 5.000%, 11/01/40	5/31 at 100.00	Ba1	1,239,090
7,670	Total Guam			8,829,894
	Hawaii – 0.4%
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
1,050	5.750%, 7/01/23	No Opt. Call	BB	1,106,070
1,575	6.250%, 7/01/27	7/23 at 100.00	BB	1,701,662
19,655	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A	7/27 at 100.00	N/R	22,070,010
45	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22	No Opt. Call	BBB	45,324
230	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012, 5.250%, 5/15/28	5/22 at 100.00	N/R	234,938
22,555	Total Hawaii			25,158,004
	Idaho – 0.2%
825	Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health Project, Series 2014, 4.375%, 7/01/34, 144A	7/24 at 100.00	A	892,254

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho (continued)
	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016:
$ 1,985	5.000%, 9/01/25	No Opt. Call	BB+	$2,261,669
2,085	5.000%, 9/01/26	No Opt. Call	BB+	2,432,403
1,000	5.000%, 9/01/37	9/26 at 100.00	BB+	1,136,640
	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Gem Prep Meridian South Charter School Project, Series 2021:
645	4.000%, 5/01/31, 144A	11/25 at 100.00	N/R	663,060
2,565	4.000%, 5/01/41, 144A	11/25 at 100.00	N/R	2,589,906
9,105	Total Idaho			9,975,932
	Illinois – 7.8%
1,145	Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment Revenue Bonds, East River Area TIF 6, Refunding Series 2018A, 5.000%, 12/30/27	No Opt. Call	N/R	1,204,242
660	Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment Revenue Bonds, River City TIF 3, Refunding Series 2018B, 4.500%, 12/30/23	No Opt. Call	N/R	672,956
1,740	Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev Project, Senior Lien Series 2016, 4.000%, 1/01/24	1/22 at 100.00	N/R	1,744,159
1,240	Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway Redevelopment Project, Series 2007A, 5.000%, 5/01/26	11/21 at 100.00	N/R	1,240,744
	Berwyn, Cook County, Illinois, Tax Increment Revenue Bonds, South Berwyn Corridor Project, Series 2020:
1,610	4.000%, 12/01/28, 144A	No Opt. Call	N/R	1,663,516
2,000	4.500%, 12/01/33, 144A	12/28 at 100.00	N/R	2,142,440
3,342	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	11/21 at 100.00	N/R	3,293,928
1,645	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2019, 5.000%, 3/01/33	3/28 at 100.00	N/R	1,761,104
4,955	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates, 4.000%, 6/15/23 (Mandatory Put 12/15/22), 144A	No Opt. Call	N/R	5,014,361
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016:
24,265	5.750%, 4/01/33	4/27 at 100.00	A-	29,674,396
20,835	5.750%, 4/01/34	4/27 at 100.00	A-	25,432,868
2,985	5.750%, 4/01/35	4/27 at 100.00	A-	3,637,939
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017:
300	5.000%, 4/01/33	4/27 at 100.00	A-	354,672
1,370	5.000%, 4/01/34	4/27 at 100.00	A-	1,616,682
2,000	5.000%, 4/01/35	4/27 at 100.00	A-	2,356,360

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018:
$ 1,240	5.000%, 4/01/33	4/28 at 100.00	A-	$1,500,871
1,535	5.000%, 4/01/34	4/28 at 100.00	A-	1,853,973
1,610	5.000%, 4/01/35	4/28 at 100.00	A-	1,940,952
1,270	5.000%, 4/01/36	4/28 at 100.00	A-	1,528,343
4,170	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%, 12/01/32	12/24 at 100.00	BB	4,639,292
1,420	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.500%, 12/01/39	12/21 at 100.00	Ba3	1,430,167
10,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A	12/27 at 100.00	BB	13,205,400
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
21,570	5.000%, 12/01/30	12/27 at 100.00	BB	26,036,931
11,810	5.000%, 12/01/34	12/27 at 100.00	BB	14,118,383
2,400	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31	12/27 at 100.00	BB	2,889,384
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017F:
8,855	5.000%, 12/01/23	No Opt. Call	BB	9,687,724
5,000	5.000%, 12/01/24	No Opt. Call	BB	5,666,950
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C:
1,900	5.000%, 12/01/24	No Opt. Call	BB	2,153,441
5,000	5.000%, 12/01/25	No Opt. Call	BB	5,821,550
4,000	5.000%, 12/01/26	No Opt. Call	BB	4,782,840
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A:
5,750	4.000%, 12/01/27	No Opt. Call	BB	6,675,807
2,020	5.000%, 12/01/29	No Opt. Call	BB	2,550,068
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2021B:
10,500	5.000%, 12/01/30	No Opt. Call	BB	13,394,745
3,250	5.000%, 12/01/31	12/30 at 100.00	BB	4,124,543
20,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/26	12/25 at 100.00	BB	24,977,400
3,780	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/25 – FGIC Insured	No Opt. Call	BB	3,610,845
1,000	Chicago Park District, Illinois, General Obligation Bonds, Limited Tax Park Series 2016A, 5.000%, 1/01/40	1/26 at 100.00	AA-	1,134,250

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2021:
$ 1,960	5.000%, 6/01/27	No Opt. Call	BBB	$2,400,549
2,000	5.000%, 6/01/29	No Opt. Call	BBB	2,561,420
1,722	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	1,773,729
1,143	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc Redevelopment Project-Whole Foods Warehouse & Distribution, 5.000%, 3/15/34, 144A	10/21 at 100.00	N/R	1,143,154
2,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/34 – FGIC Insured	No Opt. Call	BBB-	1,518,360
	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B:
1,000	5.250%, 1/01/23	No Opt. Call	Ba1	1,057,990
2,650	5.000%, 1/01/25	No Opt. Call	Ba1	2,999,959
795	5.000%, 1/01/26	1/25 at 100.00	Ba1	898,986
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A:
215	5.000%, 1/01/27	1/24 at 100.00	Ba1	234,412
14,200	5.250%, 1/01/30	1/24 at 100.00	Ba1	15,422,194
5,100	5.250%, 1/01/32	1/24 at 100.00	Ba1	5,522,943
1,810	5.250%, 1/01/33	1/24 at 100.00	Ba1	1,958,547
715	5.000%, 1/01/35	1/24 at 100.00	Ba1	768,518
12,860	5.000%, 1/01/36	1/24 at 100.00	Ba1	13,810,354
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A:
20,500	5.625%, 1/01/31	1/27 at 100.00	BBB-	24,895,405
2,890	5.750%, 1/01/34	1/27 at 100.00	BBB-	3,513,055
220	6.000%, 1/01/38	1/27 at 100.00	BBB-	269,863
5,870	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.000%, 1/01/23	No Opt. Call	Ba1	6,196,489
1,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D, 5.500%, 1/01/34	1/25 at 100.00	Ba1	1,129,150
845	Chicago, Illinois, General Obligation Bonds, Project Series 2011A, 4.625%, 1/01/32	11/21 at 100.00	Ba1	849,664
	Chicago, Illinois, General Obligation Bonds, Project Series 2012A:
7,000	5.000%, 1/01/33	1/22 at 100.00	Ba1	7,064,890
14,120	5.000%, 1/01/34	1/22 at 100.00	Ba1	14,250,892
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C:
5,835	5.000%, 1/01/23	1/22 at 100.00	Ba1	5,898,193
1,500	5.000%, 1/01/25	1/22 at 100.00	Ba1	1,515,375

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
$ 3,530	5.000%, 1/01/24	No Opt. Call	BBB-	$3,869,162
1,065	5.000%, 1/01/25	No Opt. Call	BBB-	1,205,644
2,560	5.000%, 1/01/26	No Opt. Call	BBB-	2,983,424
1,065	5.000%, 1/01/28	1/26 at 100.00	BBB-	1,230,842
250	Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A, 5.000%, 1/01/27	No Opt. Call	BBB-	298,925
	Chicago, Illinois, General Obligation Bonds, Series 2015A:
30	5.000%, 1/01/24	No Opt. Call	BBB-	32,882
6,565	5.000%, 1/01/26	1/25 at 100.00	BBB-	7,423,702
5,000	5.250%, 1/01/27	1/25 at 100.00	BBB-	5,670,450
1,535	5.500%, 1/01/35	1/25 at 100.00	BBB-	1,731,818
5,000	Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.500%, 1/01/35	1/29 at 100.00	BBB-	6,244,950
881	Chicago, Illinois, Special Assessment Bonds, Lakeshore East Project, Series 2003, 6.750%, 12/01/32	11/21 at 100.00	N/R	883,167
1,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.250%, 12/01/26	12/23 at 100.00	BBB	1,091,630
2,386	Gilberts Village, Kane County, Illinois, Special Tax Bonds, Special Service Area 15, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	2,604,176
2,882	Gilberts Village, Kane County, Illinois, Tax Increment Revenue Note, Prairie Business Park-Industrial Property, Series 2018A, 5.000%, 11/15/34	10/21 at 100.00	N/R	3,178,444
1,390	Governors State University Board of Trustees, Illinois, Certificates of Participation, Capital Improvement Projects, Series 2018, 5.000%, 7/01/28 – BAM Insured	7/27 at 100.00	AA	1,660,591
	Hillside, Cook County, Illinois, Tax Increment Revenue Bonds, Refunding Series 2018:
925	5.000%, 1/01/24	No Opt. Call	N/R	958,041
2,690	5.000%, 1/01/30	1/27 at 100.00	N/R	2,965,483
	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
815	5.250%, 12/01/25, 144A	No Opt. Call	N/R	880,591
1,815	5.500%, 12/01/30, 144A	12/25 at 100.00	N/R	2,053,237
1,620	Illinois Finance Authority, Education Revenue Bonds, Noble Network of Charter Schools, Series 2013, 6.000%, 9/01/32	9/23 at 100.00	BBB	1,758,429
	Illinois Finance Authority, Education Revenue Bonds, Noble Network of Charter Schools, Series 2015:
885	5.000%, 9/01/25	No Opt. Call	BBB	968,305
1,000	5.000%, 9/01/32	9/24 at 100.00	BBB	1,094,940
	Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project, Refunding Series 2017:
5,575	5.000%, 5/15/33	5/24 at 103.00	N/R	5,888,427
2,000	5.500%, 5/15/54	5/24 at 103.00	N/R	2,113,860

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2015:
$ 115	4.125%, 5/01/45	5/25 at 100.00	N/R	$129,752
120	4.125%, 5/01/45 (Pre-refunded 5/01/25)	5/25 at 100.00	N/R (6)	135,394
615	4.125%, 5/01/45	5/25 at 100.00	AA	673,665
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
360	5.000%, 9/01/22 (ETM)	No Opt. Call	AA+ (6)	375,772
800	5.000%, 9/01/23 (ETM)	No Opt. Call	AA+ (6)	872,456
55	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB-	55,930
4,000	Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services, Series 2019A, 5.000%, 11/01/49	11/26 at 103.00	N/R	4,414,920
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
165	5.000%, 8/15/24	No Opt. Call	A3	185,688
375	5.000%, 8/15/25	No Opt. Call	A3	435,555
	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University of Illinois at Chicago Project, Series 2017A:
500	5.000%, 2/15/30	8/27 at 100.00	BB	583,800
500	5.000%, 2/15/31	8/27 at 100.00	BB	582,290
500	5.000%, 2/15/32	8/27 at 100.00	BB	581,090
1,000	5.000%, 2/15/37	8/27 at 100.00	BB	1,153,220
	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2021:
1,000	5.000%, 6/15/30	No Opt. Call	BB+	1,242,870
575	5.000%, 6/15/31	No Opt. Call	BB+	725,771
105	Illinois State, General Obligation Bonds, June Series 2016, 4.000%, 6/01/36	6/26 at 100.00	BBB-	115,212
	Illinois State, General Obligation Bonds, March Series 2021A:
3,475	4.000%, 3/01/39	3/31 at 100.00	BBB-	3,984,817
1,000	4.000%, 3/01/40	3/31 at 100.00	BBB-	1,143,490
5,000	5.000%, 3/01/46	3/31 at 100.00	BBB-	6,121,850
1,925	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/33	5/24 at 100.00	BBB-	2,100,445
3,500	Illinois State, General Obligation Bonds, May Series 2020, 5.500%, 5/01/30	No Opt. Call	BBB-	4,565,505
10,000	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/24	No Opt. Call	BBB-	11,328,600
3,835	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/26	No Opt. Call	BBB-	4,509,922
335	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/23	No Opt. Call	BBB-	362,731
4,400	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/27	3/22 at 100.00	BBB-	4,482,632
	Illinois State, General Obligation Bonds, Series 2013:
1,480	5.250%, 7/01/29	7/23 at 100.00	BBB-	1,587,137
1,050	5.250%, 7/01/31	7/23 at 100.00	BBB-	1,120,707
200	5.500%, 7/01/33	7/23 at 100.00	BBB-	213,976
740	Illinois State, General Obligation Bonds, Series 2013A, 5.000%, 4/01/38	4/23 at 100.00	BBB-	776,845

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 610	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/52	6/22 at 100.00	BB+	$630,081
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
300	5.000%, 12/15/31	12/27 at 100.00	BB+	362,736
745	5.000%, 12/15/33	12/27 at 100.00	BB+	895,974
500	5.000%, 12/15/34	12/27 at 100.00	BB+	600,015
1,981	Minooka, Illinois, Special Assessment Bonds, Refunding Improvement Series 2014, 5.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	2,176,604
500	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29	1/26 at 100.00	N/R	514,440
543	North Pullman Chicago Neighborhood Initiatives, Inc, Illinois, Certificates of Participation, Gotham Greens Greenhouse Facility, Redevelopment Project, Series 2018A, 6.000%, 3/15/34, 144A	10/21 at 100.00	N/R	543,455
	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Series 2021:
1,100	4.000%, 10/01/36 – BAM Insured	4/31 at 100.00	Ba2	1,298,869
1,100	4.000%, 10/01/37 – BAM Insured	4/31 at 100.00	Ba2	1,294,689
425	4.000%, 10/01/39 – BAM Insured	4/31 at 100.00	Ba2	497,522
800	4.000%, 10/01/40 – BAM Insured	4/31 at 100.00	Ba2	934,312
800	4.000%, 10/01/41 – BAM Insured	4/31 at 100.00	Ba2	931,624
2,490	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	2,569,082
520	Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project, Series 2015, 5.000%, 10/01/24	No Opt. Call	BBB	583,939
	South Barrington, Cook County, Illinois, Special Tax Bonds, Special Service Area 3, Refunding Series 2019A:
320	4.000%, 12/01/25	No Opt. Call	N/R	345,088
330	4.000%, 12/01/26	No Opt. Call	N/R	358,070
345	4.000%, 12/01/27	No Opt. Call	N/R	375,753
355	4.000%, 12/01/28	No Opt. Call	N/R	386,712
370	4.000%, 12/01/29	12/28 at 100.00	N/R	400,507
385	4.000%, 12/01/30	12/28 at 100.00	N/R	413,144
400	4.000%, 12/01/31	12/28 at 100.00	N/R	427,952
420	4.000%, 12/01/32	12/28 at 100.00	N/R	449,261
435	4.000%, 12/01/33	12/28 at 100.00	N/R	463,410
450	4.000%, 12/01/34	12/28 at 100.00	N/R	477,554
2,725	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B3	2,792,716
2,410	Wauconda, Illinois, Special Service Area 1 Special Tax Bonds, Liberty Lake Project, Refunding Series 2015, 5.000%, 3/01/33 – BAM Insured	3/25 at 100.00	AA	2,698,357
2,125	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 Woods Creek, Refunding Series 2015, 4.500%, 3/01/34	3/25 at 100.00	N/R	2,169,200

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 1,115	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 5 Wooded Shores, Refunding Series 2015, 4.250%, 3/01/29	3/25 at 100.00	N/R	$1,144,503
515	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 7 Deep Spring Woods, Refunding Series 2015, 4.250%, 3/01/29	3/25 at 100.00	N/R	528,627
961	Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds, Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26 (7)	10/21 at 100.00	N/R	865,417
432,386	Total Illinois			494,671,092
	Indiana – 0.7%
190	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2017, 5.125%, 1/01/32	1/23 at 105.00	N/R	194,773
1,155	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2018, 5.300%, 1/01/32, 144A	1/24 at 105.00	N/R	1,196,626
1,830	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.125%, 6/01/32, 144A	6/30 at 100.00	N/R	1,996,786
2,485	Indiana Finance Authority, Educational Facilities Revenue Bonds, Avondale Meadows Academy Project, Series 2017, 5.000%, 7/01/27	No Opt. Call	BB	2,721,671
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle City Preparatory Inc Project, Series 2021A:
165	5.000%, 12/01/30	12/27 at 103.00	N/R	182,789
255	5.000%, 12/01/40	12/27 at 103.00	N/R	275,800
850	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc Project, Series 2016, 6.250%, 12/01/24, 144A	No Opt. Call	N/R	925,642
2,955	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2021A, 4.125%, 12/01/26	No Opt. Call	B3	3,259,099
	Indiana Finance Authority, Health Facilities Revenue Bonds, Good Samaritan Hospital Project, Series 2016A:
2,330	5.500%, 4/01/33	4/26 at 100.00	Baa3	2,677,636
1,275	5.500%, 4/01/34	4/26 at 100.00	Baa3	1,462,552
2,500	5.000%, 4/01/37	4/26 at 100.00	Baa3	2,788,900
1,075	Indiana Finance Authority, Hospital Revenue Bonds, King's Daughters' Hospital and Health Services, Series 2010, 5.125%, 8/15/27	11/21 at 100.00	Baa2	1,078,526
	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
250	5.000%, 10/01/22 (ETM)	No Opt. Call	N/R (6)	262,085
325	5.000%, 10/01/23 (ETM)	No Opt. Call	N/R (6)	355,992
550	5.000%, 10/01/24 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R (6)	602,448
1,400	5.000%, 10/01/29 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R (6)	1,533,504
15	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A, 5.000%, 5/01/29	5/22 at 100.00	AA-	15,393
	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,000	5.000%, 4/01/28	4/22 at 100.00	Baa3	1,019,300
2,245	5.000%, 4/01/42	4/22 at 100.00	Baa3	2,283,120

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 425	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016, 5.050%, 4/01/26	4/24 at 102.00	N/R	$435,634
4,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (AMT)	2/22 at 100.00	CCC+	4,562,865
3,250	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%, 12/01/28 (AMT) (7)	No Opt. Call	N/R	1,462,500
220	Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Terre Haute Project, Series 2017, 5.100%, 1/01/32	1/23 at 105.00	N/R	225,260
	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013:
930	5.875%, 1/01/24 (AMT)	No Opt. Call	N/R	993,547
6,300	7.000%, 1/01/44 (AMT)	1/24 at 100.00	N/R	7,089,138
4,175	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2016, 3.500%, 7/15/26	1/23 at 100.00	N/R	4,205,060
42,650	Total Indiana			43,806,646
	Iowa – 0.9%
5,805	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba2	5,946,352
16,825	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	18,212,053
22,575	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	24,219,589
3,860	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/22 at 105.00	BB-	4,214,734
	Iowa Finance Authority, Senior Housing Revenue Bonds, PHS Council Bluffs, Inc Project, Series 2018:
340	3.950%, 8/01/23	No Opt. Call	N/R	345,562
750	4.450%, 8/01/28	8/23 at 102.00	N/R	781,433
500	5.000%, 8/01/33	8/23 at 102.00	N/R	522,325
4,450	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Senior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49	6/31 at 100.00	BBB	5,064,500
55,105	Total Iowa			59,306,548
	Kansas – 0.4%
300	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc, Series 2016, 5.000%, 12/01/41	12/26 at 100.00	Ba1	340,884
	Kansas Development Finance Authority Revenue Bonds, Village Shalom Project, Series 2018A:
750	5.250%, 11/15/33	11/23 at 103.75	N/R	765,563
1,790	5.500%, 11/15/38	11/23 at 103.75	N/R	1,842,912
	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement, Series 2021A:
1,000	4.000%, 6/01/36	6/28 at 103.00	BB+	1,112,250
1,000	4.000%, 6/01/46	6/28 at 103.00	BB+	1,086,050

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)
$ 750	Overland Park Development Corporation, Kansas, Revenue Bonds, Convention Center Hotel, Refunding & improvement Series 2019, 5.000%, 3/01/49	3/29 at 100.00	BB-	$767,520
	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No 1 Project, Series 2012B:
1,100	5.250%, 12/15/29 (7)	12/22 at 100.00	N/R	550,000
1,750	6.100%, 12/15/34 (7)	12/22 at 100.00	N/R	875,000
	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012:
7,485	4.375%, 12/15/23	12/22 at 100.00	N/R	5,742,642
5,500	5.250%, 12/15/29	12/22 at 100.00	N/R	3,390,365
2,145	6.000%, 12/15/32	12/22 at 100.00	N/R	1,221,020
860	Wyandotte County/Kansas City Unified Government, Kansas, Community Improvement District Sales Tax Revenue Bonds, Legends Apartments Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40	12/26 at 100.00	N/R	901,469
9,440	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.000%, 9/01/27	9/25 at 100.00	N/R	9,512,027
33,870	Total Kansas			28,107,702
	Kentucky – 0.2%
1,750	Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 2016, 5.000%, 2/01/26	No Opt. Call	BB+	1,915,952
1,665	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.400%, 10/01/24	No Opt. Call	N/R	1,684,747
1,090	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015, 5.000%, 11/15/25	No Opt. Call	N/R	1,116,759
775	Kentucky Economic Development Finance Authority, Revenue Bonds, Masonic Home Independent Living II, Inc, TEMPS 85 Series 2016B-1, 3.250%, 5/15/22	10/21 at 100.00	N/R	775,279
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
455	5.000%, 7/01/22	No Opt. Call	Baa2	469,469
3,560	5.000%, 7/01/33	7/25 at 100.00	Baa2	3,954,840
9,295	Total Kentucky			9,917,046
	Louisiana – 1.1%
2,250	Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade Corporation Project, Series 2002, 6.800%, 2/01/27	11/21 at 100.00	B1	2,252,925
1,000	Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue Bonds, Lake Charles Memorial Hospital, Refunding Series 2019, 5.000%, 12/01/39	12/29 at 100.00	BB	1,186,220
	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A:
2,000	4.800%, 6/15/29, 144A	6/28 at 100.00	N/R	2,206,460
500	5.500%, 6/15/38, 144A	6/28 at 100.00	N/R	567,515

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2021:
$ 625	2.375%, 6/01/26	No Opt. Call	N/R	$621,981
695	2.875%, 6/01/31	No Opt. Call	N/R	689,183
1,120	3.200%, 6/01/41	6/31 at 100.00	N/R	1,103,861
1,250	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Cameron Parish GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A	11/28 at 100.00	N/R	1,494,900
2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, New Orleans GOMESA Project, Series 2021, 4.000%, 11/01/46, 144A	11/30 at 100.00	N/R	2,182,680
470	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish GOMESA Project, Series 2018, 5.375%, 11/01/38, 144A	11/28 at 100.00	N/R	552,452
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westside Habilitation Center Project, Refunding Series 2017A, 5.750%, 2/01/32, 144A	2/27 at 100.00	N/R	1,096,680
7,335	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (AMT)	7/23 at 100.00	N/R	7,792,777
725	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lake Charles College Prep Project, Series 2019A, 5.000%, 6/01/29, 144A	6/27 at 100.00	N/R	792,019
	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln Preparatory School Project, Series 2021A:
300	5.000%, 6/01/31, 144A	No Opt. Call	N/R	333,423
805	5.000%, 6/01/41, 144A	6/31 at 100.00	N/R	872,282
	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane University, Refunding Series 2020A:
3,000	5.000%, 4/01/37	4/30 at 100.00	A	3,788,250
3,000	5.000%, 4/01/38	4/30 at 100.00	A	3,779,370
735	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Young Audiences Charter School, Series 2019A, 5.000%, 4/01/30, 144A	4/27 at 100.00	N/R	793,072
	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017:
500	5.000%, 7/01/27 (7)	No Opt. Call	D	480,000
1,745	5.000%, 7/01/28 (7)	7/27 at 100.00	D	1,675,200
1,680	5.000%, 7/01/29 (7)	7/27 at 100.00	D	1,612,800
1,695	5.000%, 7/01/30 (7)	7/27 at 100.00	D	1,627,200
1,000	5.000%, 7/01/32 (7)	7/27 at 100.00	D	960,000
750	5.000%, 7/01/33 (7)	7/27 at 100.00	D	720,000
1,500	5.000%, 7/01/37 (7)	7/27 at 100.00	D	1,440,000

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015:
$ 430	5.000%, 5/15/25	No Opt. Call	A3	$497,970
400	5.000%, 5/15/26	5/25 at 100.00	A3	459,660
475	5.000%, 5/15/27	5/25 at 100.00	A3	544,564
	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A:
675	6.625%, 12/15/23	No Opt. Call	N/R	702,864
770	8.375%, 12/15/43	12/23 at 100.00	N/R	811,056
4,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24, 144A (AMT) (7)	No Opt. Call	N/R	40
980	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B, 5.000%, 1/01/27 (AMT)	No Opt. Call	A-	1,185,496
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
500	5.000%, 6/01/24	No Opt. Call	BBB+	557,910
500	5.000%, 6/01/25	6/24 at 100.00	BBB+	559,615
835	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/26	12/24 at 100.00	BBB+	948,527
3,990	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2008, 6.100%, 6/01/38 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	5,199,529
3,405	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010, 6.350%, 7/01/40, 144A	6/30 at 100.00	BB-	4,503,896
4,190	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010A, 6.350%, 10/01/40, 144A	6/30 at 100.00	BB-	5,542,239
2,735	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010B, 6.100%, 12/01/40 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	3,564,088
4,280	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2011, 5.850%, 8/01/41 (Mandatory Put 6/01/25), 144A	No Opt. Call	BB-	4,861,609
785	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.000%, 11/15/24	No Opt. Call	N/R	829,753
66,630	Total Louisiana			71,390,066
	Maine – 0.4%
2,465	Maine Educational Loan Authority, Student Loan Revenue Bonds, Supplemental Education Loan Program, Class A Series 2012A-1, 5.050%, 12/01/27 (AMT)	12/22 at 100.00	A2	2,573,361
6,800	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc Project, Series 2015, 5.125%, 8/01/35 (Mandatory Put 8/01/25), 144A (AMT)	No Opt. Call	B	7,748,192
13,130	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2017, 5.375%, 12/15/33, 144A (AMT) (7)	12/26 at 100.00	N/R	7,221,500
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013:
1,000	5.000%, 7/01/26 (Pre-refunded 7/01/23)	7/23 at 100.00	Ba1 (6)	1,081,760
500	5.000%, 7/01/27 (Pre-refunded 7/01/23)	7/23 at 100.00	Ba1 (6)	540,880
9,050	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (AMT)	11/21 at 100.00	B1	9,061,765
32,945	Total Maine			28,227,458

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland – 1.1%
$ 430	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014, 4.200%, 7/01/24	No Opt. Call	N/R	$448,193
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,705	5.000%, 9/01/30	9/27 at 100.00	CCC	1,832,483
810	5.000%, 9/01/31	9/27 at 100.00	CCC	869,446
1,500	5.000%, 9/01/33	9/27 at 100.00	CCC	1,605,195
1,000	5.000%, 9/01/35	9/27 at 100.00	CCC	1,066,280
8,835	5.000%, 9/01/42	9/27 at 100.00	CCC	9,329,583
9,590	5.000%, 9/01/46	9/27 at 100.00	CCC	10,091,077
	Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax Increment Financing, Series 2015:
375	5.000%, 6/15/23	No Opt. Call	BBB+	404,078
260	5.000%, 6/15/24	No Opt. Call	BBB+	291,270
275	5.000%, 6/15/25	6/24 at 100.00	BBB+	306,798
385	5.000%, 6/15/26	6/24 at 100.00	BBB+	427,731
345	5.000%, 6/15/27	6/24 at 100.00	BBB+	381,915
550	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A, 4.000%, 9/01/27	No Opt. Call	N/R	606,694
	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016:
1,715	4.250%, 6/01/26	No Opt. Call	N/R	1,892,211
2,100	4.750%, 6/01/31	6/26 at 100.00	N/R	2,314,263
580	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A, 4.000%, 2/15/28, 144A	2/26 at 100.00	N/R	620,554
2,500	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2016, 5.000%, 7/01/27	7/25 at 100.00	N/R	2,675,125
5,910	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	11/21 at 100.00	BB-	5,971,405
4,565	Maryland Economic Development Corporation, Private Activity Revenue Bonds RSA, Purple Line Light Rail Project, Green Bonds, Series 2016A, 5.000%, 3/31/24 (AMT)	11/21 at 100.00	B-	4,597,229
	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
3,360	2.500%, 12/01/21 (7)	No Opt. Call	N/R	2,016,000
6,895	2.500%, 12/01/31 (7)	11/21 at 100.00	N/R	4,137,000
1,000	Maryland Economic Development Corporation, Revenue Bonds, Variable Rate Demand Obligations, Chesapeake Bay Hyatt Conference Center, Series 2006B, 2.625%, 12/01/31 (7)	11/21 at 100.00	N/R	600,000

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
	Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson University Project, Refunding Series 2017:
$ 270	5.000%, 7/01/27	No Opt. Call	BB+	$313,721
190	5.000%, 7/01/29	7/27 at 100.00	BB+	217,879
325	5.000%, 7/01/30	7/27 at 100.00	BB+	370,620
375	5.000%, 7/01/31	7/27 at 100.00	BB+	425,910
530	5.000%, 7/01/37	11/21 at 100.00	BB+	531,023
3,000	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017, 3.750%, 7/01/27	1/27 at 100.00	N/R	3,340,020
2,500	Maryland Economic Development Corporation, Special Obligation Bonds, Port Covington Project, Series 2020, 4.000%, 9/01/40	9/30 at 100.00	N/R	2,857,825
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/31	7/27 at 100.00	Baa3	4,030,110
4,310	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore Medical Center, Series 2021A, 3.000%, 7/01/46	7/31 at 100.00	A	4,526,578
400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A, 5.000%, 7/01/27, 144A	No Opt. Call	N/R	441,284
1,200	Prince George's County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 4.375%, 7/01/30, 144A	1/26 at 100.00	N/R	1,293,984
600	Prince George's County, Maryland, Special Obligation Bonds, Westphalia Town Center Project, Series 2018, 5.000%, 7/01/30, 144A	7/28 at 100.00	N/R	686,082
71,885	Total Maryland			71,519,566
	Massachusetts – 0.5%
	Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series 2019:
640	4.000%, 6/15/24	No Opt. Call	N/R	659,674
490	5.000%, 6/15/29	6/26 at 100.00	N/R	542,577
530	5.000%, 6/15/39	6/26 at 100.00	N/R	574,160
2,000	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2017, 5.000%, 7/01/47	7/27 at 100.00	B-	1,894,260
705	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Retirement Community Lennox, Series 2015, 5.000%, 7/01/25	No Opt. Call	A+	778,341
	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F:
335	5.000%, 7/15/22	No Opt. Call	BB+	345,285
325	5.000%, 7/15/23	No Opt. Call	BB+	347,379
315	5.000%, 7/15/24	7/23 at 100.00	BB+	339,088
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2013:
1,000	4.375%, 7/01/23 (AMT)	7/22 at 100.00	AA	1,028,740
1,860	5.000%, 7/01/25 (AMT)	7/22 at 100.00	AA	1,919,222
2,210	5.250%, 7/01/29 (AMT)	7/22 at 100.00	AA	2,276,897
4,600	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2014, 5.000%, 1/01/26 (AMT)	1/25 at 100.00	A	5,214,146

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$ 470	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2007A, 0.654%, 5/01/37 – NPFG Insured (3-Month LIBOR *0.67% reference rate + 0.570% spread) (5)	11/21 at 100.00	AA	$465,497
12,980	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2021B, 3.000%, 4/01/47	4/31 at 100.00	AA	13,784,111
28,460	Total Massachusetts			30,169,377
	Michigan – 0.8%
	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Refunding Series 2019:
220	3.500%, 11/01/24	No Opt. Call	BB	224,316
410	3.875%, 11/01/29	11/27 at 102.00	BB	434,502
85	5.000%, 11/01/34	11/27 at 102.00	BB	95,439
350	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007, 5.000%, 11/01/26	11/21 at 100.00	B	350,000
	County of Calhoun Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series 2016:
1,915	5.000%, 2/15/30	2/27 at 100.00	Ba1	2,232,660
2,010	5.000%, 2/15/31	2/27 at 100.00	Ba1	2,333,429
1,905	Detroit Service Learning Academy, Michigan, Public School Academy Revenue Bonds, Refunding Series 2021, 4.000%, 7/01/31	7/28 at 103.00	BB-	2,047,475
25,000	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Senior Lien Floating Libor Notes Series 2006D, 0.697%, 7/01/32 – AGM Insured (3-Month LIBOR *0.67% reference rate + 0.600% spread) (5)	1/22 at 100.00	A1	25,033,250
5	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/36 – NPFG Insured	11/21 at 100.00	A2	5,019
10,000	Detroit, Wayne County, Michigan, General Obligation Bonds, Financial Recovery Series 2014B-1, 4.000%, 4/01/44	11/21 at 100.00	N/R	9,533,200
1,250	Michigan Finance Authority, Higher Education Limited Obligation Revenue Bonds, Aquinas College Project, Refunding Series 2021, 4.000%, 5/01/31	No Opt. Call	N/R	1,308,725
705	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019, 4.000%, 2/01/29	2/27 at 102.00	BB+	763,106
1,245	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hanley International Academy, Inc Project, Refunding Series 2021, 3.500%, 9/01/30	No Opt. Call	BB	1,276,636
1,350	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017 Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	1,260,171
125	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	BB-	125,000
1,080	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2019A-1, 3.350%, 10/01/49	10/28 at 100.00	AA	1,131,948
695	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB	706,231
580	Warren Academy, Macomb County, Michigan, Revenue Bonds, Public School Academy, Refunding Series 2020A, 5.000%, 5/01/35, 144A	5/27 at 100.00	N/R	600,787
48,930	Total Michigan			49,461,894

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota – 1.1%
	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A:
$ 320	3.500%, 8/01/26	No Opt. Call	BB+	$344,563
400	3.500%, 8/01/27	8/26 at 100.00	BB+	428,408
270	4.000%, 8/01/28	8/26 at 100.00	BB+	294,451
415	4.000%, 8/01/29	8/26 at 100.00	BB+	450,989
260	4.000%, 8/01/30	8/26 at 100.00	BB+	281,429
300	4.000%, 8/01/31	8/26 at 100.00	BB+	323,868
	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A:
630	4.750%, 7/01/25	No Opt. Call	N/R	658,842
630	5.250%, 7/01/30	7/25 at 100.00	N/R	678,397
510	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 4.000%, 3/01/22	No Opt. Call	BB-	513,448
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A:
375	4.000%, 7/01/28	7/24 at 102.00	N/R	400,226
540	5.000%, 7/01/31	7/24 at 102.00	N/R	589,102
	Columbia Heights, Minnesota, Charter School Lease Revenue Bonds, Prodeo Academy Project, Series 2019A:
1,415	3.875%, 7/01/29	7/27 at 102.00	N/R	1,484,929
1,680	5.000%, 7/01/34	7/27 at 102.00	N/R	1,846,723
2,135	5.000%, 7/01/39	7/27 at 102.00	N/R	2,322,304
1,300	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A, 5.000%, 7/01/25	No Opt. Call	B	1,330,147
90	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 4.400%, 7/01/25	No Opt. Call	BB+	95,305
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated Group, Series 2022A, Forward Delivery:
500	5.000%, 6/15/29 (WI/DD, Settling 3/17/22)	No Opt. Call	BBB-	605,805
500	5.000%, 6/15/30 (WI/DD, Settling 3/17/22)	No Opt. Call	BBB-	613,830
500	5.000%, 6/15/31 (WI/DD, Settling 3/17/22)	No Opt. Call	BBB-	621,905
500	5.000%, 6/15/32 (WI/DD, Settling 3/17/22)	No Opt. Call	BBB-	629,640
625	5.000%, 6/15/33 (WI/DD, Settling 3/17/22)	6/32 at 100.00	BBB-	781,531
600	4.000%, 6/15/34 (WI/DD, Settling 3/17/22)	6/32 at 100.00	BBB-	685,302
260	4.000%, 6/15/35 (WI/DD, Settling 3/17/22)	6/32 at 100.00	BBB-	295,456
450	4.000%, 6/15/36 (WI/DD, Settling 3/17/22)	6/32 at 100.00	BBB-	510,728
425	4.000%, 6/15/37 (WI/DD, Settling 3/17/22)	6/32 at 100.00	BBB-	481,937
300	4.000%, 6/15/39 (WI/DD, Settling 3/17/22)	6/32 at 100.00	BBB-	337,674

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
$ 500	4.000%, 7/01/23	No Opt. Call	BB	$518,590
420	4.000%, 7/01/24	No Opt. Call	BB	442,520
500	5.000%, 7/01/29	7/24 at 100.00	BB	533,175
2,100	Independence, Minnesota, Charter School Lease Revenue Bonds, Spero Academy Project, Series 2021A, 5.000%, 7/01/56	7/27 at 100.00	N/R	2,045,799
2,660	International Falls, Minnesota, Pollution Control Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1997, 5.650%, 12/01/22	11/21 at 100.00	N/R	2,663,458
550	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (AMT)	11/21 at 100.00	B1	550,715
1,880	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen, Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	11/21 at 100.00	N/R	1,881,767
	Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds, Haven Homes, Inc Project, Series 2019:
500	4.250%, 7/01/39	7/25 at 102.00	N/R	517,220
500	5.000%, 7/01/39	7/25 at 102.00	N/R	537,220
275	Minneapolis & Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Series 1998A, Allina Health System, Tranche I PARS, 0.105%, 8/01/28 – NPFG Insured	10/21 at 100.00	AA-	275,000
585	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship Academy of the Arts Project, Series 2019A, 4.000%, 12/01/31, 144A	12/27 at 100.00	N/R	608,289
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hennepin Schools Project, Series 2021A:
1,685	4.000%, 7/01/31 (WI/DD, Settling 10/12/21)	No Opt. Call	BB-	1,887,554
4,350	4.000%, 7/01/41 (WI/DD, Settling 10/12/21)	7/31 at 100.00	BB-	4,718,010
1,455	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 4.000%, 7/01/26	7/24 at 102.00	N/R	1,536,888
585	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero Academy Project, Series 2017A, 5.500%, 7/01/27, 144A	No Opt. Call	N/R	650,520
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A:
780	3.750%, 12/01/22, 144A	No Opt. Call	N/R	796,528
1,840	4.250%, 12/01/27, 144A	No Opt. Call	N/R	2,042,639
235	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BB+	244,945
	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St Anthony Falls Project, Refunding Series 2015:
500	4.000%, 3/01/22	No Opt. Call	N/R	504,425
335	4.000%, 3/01/24	3/23 at 100.00	N/R	344,112
325	4.000%, 3/01/27	3/23 at 100.00	N/R	332,699

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A:
$ 545	4.150%, 9/01/24	No Opt. Call	BB-	$562,952
1,100	5.000%, 9/01/34	9/24 at 100.00	BB-	1,157,970
2,285	Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen, Second Century & Owatonna Senior Living Project, Refunding Series 2014B, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	11/21 at 100.00	N/R	2,286,714
1,130	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 5.000%, 12/01/23	12/21 at 100.00	BBB-	1,137,639
7,630	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck, Saint Mary's School Project, Series 2015, 5.000%, 8/01/22 (ETM), 144A	No Opt. Call	N/R (6)	7,930,393
1,335	Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester Math & Science Academy Project, Series 2018A, 4.500%, 9/01/26	No Opt. Call	N/R	1,371,018
1,000	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 3.750%, 4/01/26	No Opt. Call	N/R	949,480
4,455	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.000%, 7/01/28, 144A	7/26 at 100.00	N/R	4,813,093
250	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 4.750%, 7/01/29, 144A	7/27 at 100.00	N/R	273,065
	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A:
970	4.000%, 12/01/24	No Opt. Call	BB	991,592
700	4.500%, 12/01/29	12/24 at 100.00	BB	727,524
	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A:
160	3.625%, 10/01/21	No Opt. Call	N/R	160,000
1,425	4.000%, 10/01/26	No Opt. Call	N/R	1,499,841
1,115	4.750%, 10/01/31	10/26 at 100.00	N/R	1,209,128
150	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016, 3.750%, 6/01/26	6/24 at 100.00	N/R	153,003
	Woodbury Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Saint Therese of Woodbury, Series 2014:
200	4.000%, 12/01/23	No Opt. Call	N/R	206,472
400	4.000%, 12/01/24	No Opt. Call	N/R	417,728
63,340	Total Minnesota			67,086,624
	Mississippi – 0.2%
1,720	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Refunding Series 2019A, 4.000%, 10/15/30, 144A	10/26 at 100.00	N/R	1,679,322
2,700	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Refunding Subordinate Series 2019B, 4.000%, 10/15/49 (Mandatory Put 4/15/29), 144A	10/26 at 100.00	N/R	2,484,108

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Mississippi (continued)
$ 6,520	Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc Project, Refunding Series 2021, 2.375%, 6/01/44	6/26 at 100.00	Baa1	$ 6,472,795
10,940	Total Mississippi			10,636,225
	Missouri – 1.7%
	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016:
1,515	5.000%, 8/01/24	No Opt. Call	Ba1	1,677,741
1,910	5.000%, 8/01/27	8/26 at 100.00	Ba1	2,229,868
1,000	4.000%, 8/01/38	8/26 at 100.00	Ba1	1,076,180
	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A:
650	4.000%, 11/01/26	11/25 at 100.00	N/R	677,534
1,125	4.000%, 11/01/27	11/25 at 100.00	N/R	1,166,074
1,475	3.900%, 11/01/29	11/25 at 100.00	N/R	1,508,453
655	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	Ba1	715,679
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A:
875	5.000%, 3/01/27	No Opt. Call	Ba1	1,046,106
1,400	5.000%, 3/01/28	3/27 at 100.00	Ba1	1,667,036
700	5.000%, 3/01/30	3/27 at 100.00	Ba1	824,390
200	5.000%, 3/01/31	3/27 at 100.00	Ba1	234,548
3,525	5.000%, 3/01/36	3/27 at 100.00	Ba1	4,088,295
10,315	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019A, 5.000%, 3/01/44 (AMT)	3/29 at 100.00	A-	12,493,734
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B:
23,000	5.000%, 3/01/46 (AMT)	3/29 at 100.00	A-	27,768,130
10,000	5.000%, 3/01/54 (AMT)	3/29 at 100.00	A-	11,985,300
985	Kansas City Industrial Development Authority, Missouri, Revenue Bonds, Platte Purchase Project A, Series 2019, 5.000%, 7/01/40, 144A	9/24 at 103.00	N/R	1,011,014
1,100	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016, 5.000%, 4/01/46, 144A	4/26 at 100.00	N/R	1,143,890
	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A:
1,000	5.000%, 5/15/25	No Opt. Call	BB	1,120,400
1,075	5.000%, 5/15/26	No Opt. Call	BB	1,232,789
1,080	5.000%, 5/15/27	No Opt. Call	BB	1,263,719
1,150	5.250%, 5/15/28	5/27 at 100.00	BB	1,348,835
2,645	5.250%, 5/15/31	5/27 at 100.00	BB	3,053,652

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - TIF Financing, Series 2018B:
$ 1,435	4.375%, 2/01/31, 144A	2/28 at 100.00	N/R	$1,462,322
3,050	5.000%, 2/01/40, 144A	2/28 at 100.00	N/R	3,106,699
2,000	Lee's Summit, Missouri, Special Obligation Tax Increment and Special District Improvement Bonds, Summit Fair Project, Refunding Series 2017, 4.000%, 11/01/27, 144A	No Opt. Call	N/R	2,033,620
1,200	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A, 5.125%, 6/01/25, 144A	No Opt. Call	N/R	1,258,776
	Missouri Southern State University, Auxiliary Enterprise System Revenue Bonds, Series 2021:
2,040	3.000%, 10/01/26	No Opt. Call	N/R	2,066,296
2,515	4.000%, 10/01/31	No Opt. Call	N/R	2,663,058
150	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2021, 3.000%, 5/01/30	5/29 at 100.00	N/R	151,590
880	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.000%, 5/01/24	5/23 at 100.00	N/R	901,657
2,095	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Nazareth Living Center, Series 2015A, 5.000%, 8/15/25	No Opt. Call	N/R	2,317,636
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
895	5.000%, 11/15/27	11/25 at 100.00	N/R	1,003,519
990	5.000%, 11/15/29	11/25 at 100.00	N/R	1,101,731
1,095	5.000%, 11/15/31	11/25 at 100.00	N/R	1,209,931
800	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.000%, 12/01/25	No Opt. Call	N/R	859,704
945	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.250%, 6/15/25	11/21 at 100.00	N/R	945,369
1,500	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual Appropriation Revenue Bonds, Contractual Payments of St Louis City Scottrade Center Project, Series 2018A, 5.000%, 4/01/38	4/27 at 100.00	A	1,779,990
575	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	Ba1	626,790
2,025	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 3.875%, 11/15/29	11/26 at 100.00	N/R	2,014,753
500	The Industrial Development Authority of the County of St Louis, Missouri, Transportation Development Refunding Revenue Bonds, Series 2019B, 4.375%, 3/01/33, 144A	3/27 at 100.00	N/R	520,120
450	Town and Country Crossing Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Refunding Series 2020A, 3.375%, 4/01/37	4/28 at 100.00	N/R	454,055
92,520	Total Missouri			105,810,983

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Montana – 0.0%
	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A:
$ 1,000	5.000%, 5/15/27	5/25 at 102.00	N/R	$1,109,650
1,180	5.250%, 5/15/30	5/25 at 102.00	N/R	1,306,484
435	5.250%, 5/15/32	5/25 at 102.00	N/R	479,240
2,615	Total Montana			2,895,374
	Nebraska – 0.0%
815	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	BBB+	821,463
	Nevada – 1.0%
820	City of Henderson, Nevada, Local Improvement District No T-20 Rainbow Canyon, Local Improvement Bonds, Series 2018, 5.000%, 9/01/38	9/28 at 100.00	N/R	937,736
	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 142 Mountain's Edge, Refunding 2012:
915	4.000%, 8/01/22	No Opt. Call	A	934,965
1,295	4.000%, 8/01/23	8/22 at 100.00	A	1,330,561
580	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 151 Summerlin-Mesa, Refunding Series 2015, 4.500%, 8/01/24	No Opt. Call	N/R	624,260
1,190	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/28	8/25 at 100.00	N/R	1,316,580
1,148	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2017B, 5.125%, 12/15/37, 144A (AMT)	12/27 at 100.00	N/R	1,111,581
3,030	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2018, 6.950%, 2/15/38, 144A (AMT)	8/28 at 100.00	N/R	3,251,250
2,000	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A	2/31 at 100.00	N/R	2,135,600
	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017:
13,083	5.875%, 12/15/27 (AMT), 144A	No Opt. Call	N/R	14,652,389
2,935	6.250%, 12/15/37 (AMT), 144A	12/27 at 100.00	N/R	3,085,096
2,395	Director of Nevada State Department of Business and Industry, Revenue Bonds, Brightline West Passenger Rail Project, Series 2020A, 0.250%, 1/01/50 (Mandatory Put 2/01/22), 144A (AMT)	2/22 at 100.00	Aaa	2,395,144
1,100	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015, 4.000%, 12/15/25, 144A	No Opt. Call	BB	1,153,735
495	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 4.500%, 12/15/29, 144A	12/25 at 100.00	BB	545,198
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,565	4.000%, 9/01/32	9/26 at 100.00	N/R	1,673,001
675	4.000%, 9/01/35	9/26 at 100.00	N/R	715,945

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 808 & 810 Summerlin Village 23B, Refunding Series 2014:
$ 520	5.000%, 6/01/23	No Opt. Call	N/R	$552,396
485	5.000%, 6/01/24	No Opt. Call	N/R	532,186
790	5.000%, 6/01/25	6/24 at 100.00	N/R	864,576
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015:
475	5.000%, 12/01/26	12/25 at 100.00	N/R	535,691
1,490	5.000%, 12/01/28	12/25 at 100.00	N/R	1,660,560
325	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 814 Summerlin Village 21& 24A, Series 2019, 4.000%, 6/01/39	6/29 at 100.00	N/R	355,742
335	Nevada State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/27, 144A	7/25 at 100.00	BB+	375,042
	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 64 Valley Vista, Series 2019:
680	4.250%, 6/01/34	12/28 at 100.00	N/R	757,534
820	4.500%, 6/01/39	12/28 at 100.00	N/R	919,064
	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017:
850	4.000%, 12/01/27, 144A	No Opt. Call	N/R	925,437
845	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	961,568
3,850	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Senior Lien, Refunding Series 2007B, 5.000%, 6/01/27	11/21 at 100.00	BB-	3,856,006
1,580	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	11/21 at 100.00	N/R	1,480,175
400	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds, ReTrac-Reno Transportation Rail Access Corridor Project, Series 2018B, 5.000%, 6/01/38 – AGM Insured	12/28 at 100.00	A2	475,796
5,952	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Sales Tax Anticipation Series 2019B, 3.500%, 6/15/28	No Opt. Call	N/R	6,344,610
	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A:
305	2.500%, 6/15/24, 144A	No Opt. Call	Ba2	309,932
790	2.750%, 6/15/28, 144A	No Opt. Call	Ba2	817,579
2,500	Tahoe-Douglas Visitors Authority, Nevada, Stateline Revenue Bonds, Series 2020, 5.000%, 7/01/40	7/30 at 100.00	N/R	2,895,400
56,218	Total Nevada			60,482,335
	New Jersey – 2.3%
2,695	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	Ba1	2,878,529
	New Jersey Building Authority, State Building Revenue Bonds, Refunding Series 2016A:
445	4.000%, 6/15/30 (Pre-refunded 6/15/26)	6/26 at 100.00	N/R (6)	513,850
1,070	4.000%, 6/15/30	6/26 at 100.00	BBB	1,197,137

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 145	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A, 4.750%, 8/01/24, 144A	No Opt. Call	N/R	$153,230
900	New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017, 5.000%, 7/15/32	7/27 at 100.00	BBB-	1,054,845
	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A:
45	3.500%, 9/01/22, 144A	No Opt. Call	BB	45,858
210	4.250%, 9/01/27, 144A	No Opt. Call	BB	229,417
830	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/29	6/22 at 100.00	BBB	853,863
	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014:
765	4.375%, 1/01/24	No Opt. Call	N/R	778,219
2,000	5.000%, 1/01/34	1/24 at 100.00	N/R	2,047,540
860	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project, Refunding Series 2015A, 4.125%, 6/15/26	6/25 at 100.00	BBB	965,101
	New Jersey Economic Development Authority, Lease Revenue Bonds, State House Project, Series 2017B:
6,680	4.000%, 6/15/29	12/28 at 100.00	BBB	7,884,938
2,780	5.000%, 6/15/35	12/28 at 100.00	BBB	3,440,111
980	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BB+	1,037,183
5,000	New Jersey Economic Development Authority, Revenue Bonds, New Jersey Transit Corporation Projects Sublease, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	BBB	5,869,750
650	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Rowan Properties LLC - Rowan University Student Housing Project, Series 2015A, 5.000%, 1/01/25	No Opt. Call	B	688,805
80	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	80,000
10,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/26	6/25 at 100.00	BBB	11,565,100
5,295	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/46	12/30 at 100.00	BBB	6,074,795
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Tender Option Bond Trust Series 2018-XG0168, 3.982%, 9/01/27, 144A (IF) (4)	3/23 at 100.00	BBB	1,053,030
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013-I:
19,735	1.600%, 9/01/27 (UB) (4)	3/23 at 100.00	BBB	19,996,489
3,000	1.650%, 3/01/28(SIFMA reference rate + 1.600% spread) (5)	3/23 at 100.00	BBB	3,040,950
2,200	1.650%, 3/01/28 (UB) (4)	3/23 at 100.00	BBB	2,230,030
5,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013NN, 5.000%, 3/01/25	3/23 at 100.00	BBB	5,327,050
250	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 2016-XF2340, 2.795%, 9/01/25, 144A (IF) (4)	3/25 at 100.00	BBB	264,500

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 100	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc Project; Series 2014A, 5.125%, 10/01/24, 144A	No Opt. Call	BB-	$108,061
4,740	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Refunding Series 2012, 5.750%, 9/15/27 (AMT)	9/22 at 100.00	B	4,894,714
530	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1998, 5.500%, 4/01/28 (AMT)	11/21 at 100.00	B	531,829
2,500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999, 5.250%, 9/15/29 (AMT)	8/22 at 101.00	B+	2,606,300
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B:
450	5.625%, 11/15/30 (AMT)	3/24 at 101.00	B+	496,737
3,315	5.625%, 11/15/30 (AMT)	3/24 at 101.00	B+	3,659,296
1,680	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/27 (AMT)	No Opt. Call	Baa3	2,019,998
1,075	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016, 4.000%, 7/01/34	7/26 at 100.00	BBB-	1,198,270
1,000	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/30	6/26 at 100.00	Baa1	1,176,960
18,250	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/34	No Opt. Call	BBB	13,491,860
1,410	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42 (Pre-refunded 6/15/22)	6/22 at 100.00	BBB (6)	1,456,925
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 5.000%, 12/15/34	12/28 at 100.00	BBB	6,189,850
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA:
1,500	4.125%, 6/15/39	12/28 at 100.00	BBB	1,718,745
1,976	4.500%, 6/15/49	12/28 at 100.00	BBB	2,317,571
11,855	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Libor Index Series 2017D-1, 0.777%, 1/01/24 (UB) (4)	No Opt. Call	A2	11,960,628
1,000	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2016S, 5.000%, 1/01/34	1/26 at 100.00	BB+	1,146,360
	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate Series 2017B:
850	5.000%, 1/01/32 (AMT)	1/28 at 100.00	Baa1	1,022,321
1,220	5.000%, 1/01/33 (AMT)	1/28 at 100.00	Baa1	1,464,817
1,250	5.000%, 1/01/34 (AMT)	1/28 at 100.00	Baa1	1,498,112
1,000	5.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa1	1,193,150
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	5,862,450
138,316	Total New Jersey			145,285,274

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Mexico – 0.1%
$ 195	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015, 4.875%, 10/01/25	No Opt. Call	N/R	$200,659
2,360	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015B, 5.900%, 9/01/32	9/25 at 100.00	N/R	2,438,659
200	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 5.750%, 10/01/23	No Opt. Call	N/R	205,584
350	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 5.750%, 10/01/23	No Opt. Call	N/R	356,454
1,449	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 5.250%, 5/01/25, 144A	11/21 at 102.00	N/R	1,478,327
4,554	Total New Mexico			4,679,683
	New York – 6.4%
180	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc Project, Series 2015, 5.000%, 7/01/28	7/25 at 100.00	BBB	206,492
1,000	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Charter School for Applied Technologies, Series 2017A, 4.500%, 6/01/27	6/24 at 103.00	BBB	1,111,620
	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
805	5.000%, 11/01/21	No Opt. Call	BB	807,455
845	5.000%, 11/01/22	No Opt. Call	BB	881,225
700	5.250%, 11/01/34	11/24 at 100.00	BB	764,876
2,610	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	2,945,437
3,805	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A	12/30 at 100.00	N/R	3,916,220
2,500	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1, 5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	2,670,200
	Build NYC Resource Corporation, New York, Revenue Bonds, Richmond Preparatory Charter School Project, Social Impact Project Series 2021A:
400	4.000%, 6/01/31, 144A	6/29 at 100.00	N/R	433,152
450	5.000%, 6/01/36, 144A	6/29 at 100.00	N/R	515,462
100	5.000%, 6/01/41, 144A	6/29 at 100.00	N/R	112,932
1,205	Build NYC Resource Corporation, New York, Revenue Bonds, Shefa School, Series 2021A, 2.500%, 6/15/31, 144A	No Opt. Call	N/R	1,192,661
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
5	4.000%, 5/01/22 (ETM)	No Opt. Call	N/R (6)	5,112
15	5.000%, 5/01/23 (ETM)	No Opt. Call	N/R (6)	16,137
715	5.000%, 5/01/23	No Opt. Call	BBB-	765,122
85	5.000%, 5/01/24 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (6)	91,300
65	5.000%, 5/01/26 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (6)	69,818
20	5.000%, 5/01/27 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (6)	21,482

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A:
$ 1,175	5.000%, 12/01/21, 144A	No Opt. Call	BB-	$1,179,665
6,470	5.000%, 12/01/26, 144A	No Opt. Call	BB-	6,954,732
1,695	Green Island Power Authority, New York, Power System Revenue Bonds, Subordinate Series 2000, 6.000%, 12/15/25 (AMT)	12/21 at 100.00	Ba1	1,704,475
1,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 5.890%, 2/01/32	2/27 at 100.00	N/R	1,132,780
1,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2018A, 6.470%, 2/01/33	2/28 at 100.00	N/R	1,187,520
800	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2020A, 4.760%, 2/01/27	No Opt. Call	N/R	853,680
	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2021A:
580	4.050%, 2/01/31	2/30 at 100.00	A2	588,242
1,080	4.450%, 2/01/41	2/30 at 100.00	A2	1,094,947
5,005	Jefferson County Civic Facility Development Corporation, New York, Revenue Bonds, Samaritan Medical Center Project, Series 2017A, 4.000%, 11/01/42	11/27 at 100.00	BB	5,275,771
15,445	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	BBB+	21,751,348
1,000	Madison County Capital Resource Corporation, New York, Revenue Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/22	6/22 at 100.00	N/R	1,003,440
50,380	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22 (UB) (4)	No Opt. Call	N/R	51,829,433
3,445	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22	No Opt. Call	N/R	3,590,896
4,220	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2020A-1, 5.000%, 2/01/23	No Opt. Call	N/R	4,477,926
6,835	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2017A-1, 5.250%, 11/15/57	5/27 at 100.00	BBB+	8,092,162
4,490	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020A-1, 5.000%, 11/15/49	5/30 at 100.00	BBB+	5,385,710
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1:
5,000	5.000%, 11/15/50	5/30 at 100.00	BBB+	5,993,150
12,500	5.250%, 11/15/55	5/30 at 100.00	BBB+	15,202,750
8,805	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-2, 4.000%, 11/15/47	11/30 at 100.00	BBB+	9,814,493
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2021A-1:
6,170	4.000%, 11/15/44	5/31 at 100.00	BBB+	6,925,208
5,000	4.000%, 11/15/47	5/31 at 100.00	BBB+	5,583,950
4,240	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Series 2016B, 5.000%, 11/15/37	11/26 at 100.00	BBB+	4,978,947

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 3,105	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015A-1, 5.000%, 11/15/33	5/25 at 100.00	BBB+	$3,513,308
4,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Variable Rate Demand Obligations, Series 2002G-1, 0.464%, 11/01/26 (SOFR*0.67% reference rate + 0.430% spread) (5)	No Opt. Call	BBB+	3,996,960
13,565	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Variable Rate Demand Obligations, Series 2005D-1, 0.364%, 11/01/35 (Mandatory Put 4/01/24) (SOFR*0.67% reference rate + 0.330% spread) (5)	1/24 at 100.00	BBB+	13,515,895
400	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B, 5.000%, 7/01/29	7/24 at 100.00	A-	446,872
5,520	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	10/21 at 100.00	CCC+	5,658,662
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
210	5.000%, 7/01/27	7/25 at 100.00	BBB	239,056
375	5.000%, 7/01/28	7/25 at 100.00	BBB	424,571
7,430	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Development Green Bond 2021F-1, 2.100%, 11/01/36	5/29 at 100.00	Aa2	7,374,349
825	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007, 5.750%, 10/01/27 (7)	11/21 at 100.00	N/R	660,000
11,000	New York City, New York, General Obligation Bonds, Fiscal 2022 Series A-1, 4.000%, 8/01/36	8/31 at 100.00	AA-	13,106,280
3,000	New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through Bonds, Series 2010A, 6.250%, 6/01/41, 144A	10/21 at 100.00	B-	3,057,810
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014:
8,965	5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	10,008,974
9,150	5.375%, 11/15/40, 144A	11/24 at 100.00	N/R	10,203,806
10,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Refunding Green Series 2021A, 2.875%, 11/15/46	11/31 at 100.00	A-	10,085,200
675	New York Transportation Development Corporation, New York, Facility Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%, 10/31/41 (AMT)	10/31 at 100.00	BBB-	776,952
3,500	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (AMT)	7/24 at 100.00	Baa3	3,883,915
4,845	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020, 5.250%, 8/01/31 (AMT)	8/30 at 100.00	B-	5,758,912
3,460	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2021, 2.250%, 8/01/26 (AMT)	No Opt. Call	B	3,546,119
6,125	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, LP Project, Series 2015, 5.000%, 1/01/22 (AMT)	No Opt. Call	Baa3	6,190,844

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
$ 1,600	5.000%, 1/01/34 (AMT)	1/28 at 100.00	BB+	$1,917,664
4,410	5.000%, 1/01/36 (AMT)	1/28 at 100.00	BB+	5,275,904
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020:
1,925	4.000%, 10/01/30 (AMT)	No Opt. Call	BB+	2,252,481
7,500	5.000%, 10/01/35 (AMT)	10/30 at 100.00	BB+	9,381,300
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-Seventh Series 2021:
5,000	2.000%, 10/01/33 (AMT)	No Opt. Call	A+	4,894,050
5,000	2.000%, 10/01/34 (AMT)	No Opt. Call	A+	4,855,850
2,580	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66	6/31 at 27.72	N/R	493,115
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A:
10,385	5.000%, 1/01/30 (AMT)	1/26 at 100.00	CC	10,301,193
4,895	5.000%, 1/01/31 (AMT)	1/26 at 100.00	CC	4,820,253
3,230	5.000%, 1/01/32 (AMT)	1/26 at 100.00	CC	3,173,895
4,700	5.000%, 1/01/33 (AMT)	1/26 at 100.00	CC	4,600,783
2,000	5.000%, 1/01/34 (AMT)	1/26 at 100.00	CC	1,951,560
6,705	5.000%, 1/01/35 (AMT)	1/26 at 100.00	CC	6,514,779
2,100	5.000%, 1/01/36 (AMT)	1/26 at 100.00	CC	2,033,304
2,000	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%, 1/01/28 – SYNCORA GTY Insured, 144A	No Opt. Call	CC	1,998,720
6,095	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/01/25	No Opt. Call	A1	7,202,035
	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Series 2021C-1A:
4,000	5.000%, 5/15/40	11/31 at 100.00	AA+	5,180,840
2,185	5.000%, 5/15/41	11/31 at 100.00	AA+	2,821,643
4,510	4.000%, 5/15/42	11/31 at 100.00	AA+	5,337,450
10,000	4.000%, 5/15/46	11/31 at 100.00	AA+	11,705,500
	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006:
5,000	5.000%, 6/01/45	6/27 at 100.00	CCC+	5,493,450
5,000	5.000%, 6/01/48	6/27 at 100.00	N/R	5,466,200
	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B:
2,850	5.000%, 6/01/24	No Opt. Call	B-	2,966,081
3,850	5.000%, 6/01/25	No Opt. Call	B-	4,046,504
2,650	Westchester County Local Development Corporation, New York, Revenue Bond, Purchase Senior Learning Community, Inc Project, BAN Series 2018, 0.000%, 10/01/23	No Opt. Call	N/R	3,487,877

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016:
$ 685	5.000%, 11/01/27	11/25 at 100.00	BBB-	$792,298
830	5.000%, 11/01/28	11/25 at 100.00	BBB-	959,239
369,675	Total New York			403,500,381
	North Carolina – 0.1%
460	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 4.375%, 3/01/25, 144A	No Opt. Call	N/R	470,516
3,100	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 12/31/37 (AMT)	6/25 at 100.00	BBB-	3,417,006
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Lutheran Services for the Aging, Series 2021A:
900	4.000%, 3/01/36	3/28 at 103.00	N/R	997,929
1,050	4.000%, 3/01/41	3/28 at 103.00	N/R	1,151,083
5,510	Total North Carolina			6,036,534
	North Dakota – 0.2%
490	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/22 (ETM)	No Opt. Call	N/R (6)	506,596
2,750	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2021, 4.000%, 12/01/46	12/31 at 100.00	BBB-	3,134,477
2,410	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2019F, 3.050%, 7/01/43	1/29 at 100.00	Aa1	2,515,751
2,500	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020A, 3.000%, 7/01/40	7/29 at 100.00	Aa1	2,617,075
2,005	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C, 5.000%, 6/01/31	6/28 at 100.00	BBB-	2,399,805
10,155	Total North Dakota			11,173,704
	Ohio – 2.0%
11,095	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	1,777,308
9,870	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48	6/30 at 100.00	BBB+	10,104,709
26,700	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	30,245,493
	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
1,235	5.000%, 12/01/24	12/22 at 100.00	N/R	1,254,883
2,170	5.750%, 12/01/34	12/22 at 100.00	N/R	2,191,331
5,000	Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines Inc Project, Series 1998, 5.375%, 9/15/27 (AMT)	11/21 at 100.00	B	5,017,000

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 3,000	Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1, 5.000%, 12/01/51	6/29 at 100.00	N/R	$3,297,750
2,285	Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28, 144A	No Opt. Call	N/R	2,466,406
435	County of Greene, Ohio $6,260,000 Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	11/21 at 100.00	N/R	436,418
1,000	Evans Farm New Community Authority, Ohio, Community Development Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020, 3.375%, 12/01/29	6/29 at 100.00	N/R	1,037,550
4,295	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Ba2	4,408,173
	Franklin County, Ohio, Health Care Facilities Revenue Bonds, Friendship Village of Dublin, Ohio, Inc, Refunding &Improvement Series 2014:
150	5.000%, 11/15/23	No Opt. Call	BBB+	163,908
205	5.000%, 11/15/24	No Opt. Call	BBB+	232,374
200	5.000%, 11/15/25	11/24 at 100.00	BBB+	225,978
500	5.000%, 11/15/26	11/24 at 100.00	BBB+	562,310
1,000	Jefferson County Port Authority, Ohio, Economic Development Revenue Bonds, JSW Steel USA Ohio, Inc Project, Series 2021, 3.500%, 12/01/51 (AMT)	12/31 at 100.00	Ba2	1,024,060
	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
125	5.000%, 12/01/22	11/21 at 100.00	N/R	125,200
525	5.000%, 12/01/32	11/21 at 100.00	N/R	525,262
940	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 5.375%, 12/01/23	6/23 at 100.00	N/R	966,273
1,315	Licking County, Ohio, Health Care Facilities Revenue Bonds, Kendal at Granville Obligated Group, Refunding Series 2015A, 5.100%, 7/01/25 (7)	No Opt. Call	N/R	988,880
4,430	Middleburg Heights, Ohio, Hospital Facilities Improvement Revenue Bonds, Southwest General Health Center Project, Refunding Series 2020A, 4.000%, 8/01/47	8/30 at 100.00	A2	5,005,324
2,250	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	Ba2	2,372,085
7,515	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/22	No Opt. Call	N/R	9,394
7,500	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, 144A (AMT)	7/29 at 100.00	B-	8,629,650
365	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23	No Opt. Call	N/R	456
25,640	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (7)	No Opt. Call	N/R	32,050
2,065	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (7)	No Opt. Call	N/R	2,581
3,105	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33 (7)	No Opt. Call	N/R	3,881

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 215	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005B, 3.125%, 1/01/34 (7)	No Opt. Call	N/R	$269
1,500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33 (7)	No Opt. Call	N/R	1,875
1,730	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (7)	No Opt. Call	N/R	2,163
3,900	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (7)	No Opt. Call	N/R	4,875
1,115	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	1,134,825
11,485	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)	2/22 at 100.00	CCC+	11,636,257
	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017:
1,500	4.250%, 1/15/38 (AMT), 144A	1/28 at 100.00	N/R	1,716,315
3,000	4.500%, 1/15/48 (AMT), 144A	1/28 at 100.00	N/R	3,476,970
1,000	Ohio Higher Educational Facility Commission, Senior Hospital Parking Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020, 5.000%, 1/15/40	1/30 at 100.00	A3	1,218,460
720	Ohio Housing Finance Agency, Multifamily Housing Revenue Bonds, Sanctuary at Springboro Project, Series 20017, 5.125%, 1/01/32, 144A	10/25 at 101.00	N/R	726,689
1,775	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	B3	1,781,070
12,190	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/49 (7)	No Opt. Call	N/R	15,237
8,610	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (7)	No Opt. Call	N/R	10,763
2,905	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008B, 3.625%, 10/01/33	No Opt. Call	N/R	3,631
5,075	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008C, 3.950%, 11/01/32 (7)	No Opt. Call	N/R	6,344
3,580	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010A, 3.750%, 7/01/33 (7)	No Opt. Call	N/R	4,475
5,230	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010C, 4.000%, 6/01/33	No Opt. Call	N/R	6,538
14,995	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (7)	No Opt. Call	N/R	18,744
490	Port of Greater Cincinnati Development Authority, Ohio, Public Improvement TOT Revenue Bonds, Series 2021, 3.750%, 12/01/31, 144A	12/28 at 100.00	N/R	499,477
250	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc, Series 2014A, 5.625%, 7/01/25	7/24 at 100.00	N/R	251,770

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015:
$ 430	5.000%, 12/01/23	No Opt. Call	BB-	$462,426
595	5.000%, 12/01/24	No Opt. Call	BB-	657,921
415	5.000%, 12/01/25	12/24 at 100.00	BB-	454,994
2,670	5.500%, 12/01/29	12/24 at 100.00	BB-	2,924,985
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,240	5.750%, 12/01/32	12/22 at 100.00	BB-	2,330,003
1,920	6.000%, 12/01/42	12/22 at 100.00	BB-	1,992,173
2,000	Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle Project, Series 2020A, 7.000%, 12/01/42, 144A (AMT)	12/27 at 103.00	N/R	2,300,060
2,000	Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle Project, Series 2020B, 10.000%, 12/01/27, 144A (AMT)	12/26 at 105.00	N/R	2,365,920
	Toledo-Lucas County Port Authority, Ohio, Student Housing Revenue Bonds, CHF-Toledo, LLC - The University of Toledo Project, Series 2014A:
1,485	5.000%, 7/01/24	No Opt. Call	BBB-	1,605,315
2,250	5.000%, 7/01/29	7/24 at 100.00	BBB-	2,443,635
5,980	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	6,472,453
228,165	Total Ohio			129,633,319
	Oklahoma – 0.4%
	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017:
500	5.000%, 11/15/26	11/25 at 102.00	BBB-	585,775
600	5.000%, 11/15/28	11/25 at 102.00	BBB-	696,588
400	5.000%, 11/15/29	11/25 at 102.00	BBB-	462,468
1,780	5.000%, 11/15/30	11/25 at 102.00	BBB-	2,048,691
730	5.000%, 11/15/32	11/25 at 102.00	BBB-	836,405
9,875	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2000B, 5.500%, 6/01/35 (AMT)	6/23 at 100.00	N/R	10,535,242
2,915	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2001B, 5.500%, 12/01/35 (AMT)	6/23 at 100.00	N/R	3,109,897
8,050	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2015, 5.000%, 6/01/35 (Mandatory Put 6/01/25) (AMT)	6/25 at 100.00	B-	9,010,607
24,850	Total Oklahoma			27,285,673
	Oregon – 0.6%
750	Clackamas County Hospital Facility Authority, Oregon, Senior Living Revenue Bonds, Willamette View Project, Series 2017A, 5.000%, 11/15/32	11/25 at 102.00	N/R	837,330

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Terwilliger Plaza-Parkview Project, Refunding Green Series 2021A:
$ 1,865	4.000%, 12/01/36	12/28 at 103.00	BB+	$2,124,962
2,850	4.000%, 12/01/41	12/28 at 103.00	BB+	3,202,716
740	Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy Project, Series 2019A, 3.750%, 6/15/29, 144A	6/27 at 102.00	N/R	780,996
430	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 4.500%, 6/15/28	6/25 at 100.00	N/R	456,888
20,860	Oregon Facilities Authority, Revenue Bonds, Willamette University, Refunding Series 2021A, 4.000%, 10/01/51	4/31 at 100.00	BBB	23,483,979
75	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Series 2012B, 3.700%, 7/01/32 (AMT)	7/22 at 100.00	Aaa	75,433
450	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.000%, 7/01/25	No Opt. Call	N/R	484,249
405	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	11/21 at 100.00	N/R	405,527
	Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview Retirement Community, Refunding Series 2021A:
1,000	5.000%, 11/15/36	11/28 at 103.00	N/R	1,196,580
1,425	5.000%, 11/15/46	11/28 at 103.00	N/R	1,666,039
2,000	Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview Retirement Community, Refunding Temps 50 Series 2021B-3, 1.750%, 11/15/26	5/22 at 100.00	N/R	2,002,900
1,000	Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview Retirement Community, Refunding Temps 70 Series 2021B, 2.125%, 11/15/27	11/22 at 100.00	N/R	1,000,920
33,850	Total Oregon			37,718,519
	Pennsylvania – 5.1%
5,045	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.750%, 12/01/27	12/21 at 100.00	B3	5,084,048
5,955	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2007A-1, 0.904%, 2/01/37 (3-Month LIBOR *0.67% reference rate + 0.820% spread) (5)	11/21 at 100.00	A	5,959,704
250	Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 5.250%, 7/15/23	No Opt. Call	BB+	262,338
3,770	Allegheny County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corp, Refunding Series 2019, 4.875%, 11/01/24	No Opt. Call	B3	4,124,493
7,200	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23 (7)	11/21 at 100.00	N/R	6,480,000
2,000	Allentown Commercial and Industrial Development Authority, Pennsylvania, Revenue Bonds, Executive Education Academy Charter School, Series 2017, 5.875%, 7/01/32, 144A	7/24 at 100.00	N/R	2,146,860
5,145	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series 2021, 6.000%, 5/01/42, 144A	5/31 at 100.00	N/R	6,403,570

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018:
$ 11,440	5.000%, 5/01/28, 144A	No Opt. Call	N/R	$13,621,608
1,685	5.125%, 5/01/32, 144A	5/28 at 100.00	N/R	1,983,144
2,750	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/27, 144A	No Opt. Call	Ba3	3,249,977
5,750	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Refunding Forward Delivery Series 2022, 5.000%, 5/01/42 (WI/DD, Settling 2/01/22)	5/32 at 100.00	Baa3	7,125,687
2,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/32	5/22 at 100.00	Baa3	2,054,900
8,195	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.500%, 4/01/41 (7)	No Opt. Call	N/R	10,244
6,755	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (7)	No Opt. Call	N/R	8,444
8,470	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (7)	No Opt. Call	N/R	10,588
18,995	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (7)	No Opt. Call	N/R	23,744
13,790	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47 (Mandatory Put 4/01/21)	4/31 at 100.00	N/R	14,366,008
	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017:
14,000	4.000%, 11/01/50	11/27 at 100.00	B+	14,415,660
15,275	5.000%, 11/01/50	11/27 at 100.00	B+	16,778,518
10,000	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital & Medical Center Project, Series 2012A, 5.000%, 11/01/44	5/22 at 100.00	B+	10,124,000
	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020A:
750	5.000%, 2/01/29	No Opt. Call	B+	870,877
800	5.000%, 2/01/30	No Opt. Call	B+	937,528
700	5.000%, 2/01/31	No Opt. Call	B+	831,726
800	5.000%, 2/01/32	No Opt. Call	B+	956,192
3,210	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, US Steel Corporation, Refunding Series 2011, 6.750%, 6/01/26	12/21 at 100.00	B3	3,234,300
6,110	Bucks County Industrial Development Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke's University Health Network Project, Series 2019, 4.000%, 8/15/50	8/28 at 100.00	A-	6,859,330
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Grand View Hospital, Series 2021:
4,495	4.000%, 7/01/46	7/31 at 100.00	BB+	4,997,496
4,000	4.000%, 7/01/51	7/31 at 100.00	BB+	4,427,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 3,130	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016, 5.000%, 3/15/26	No Opt. Call	BBB-	$3,408,633
4,965	Butler County General Authority, Pennsylvania, School Revenue Bonds, Butler Area School District Project, Series 2007, 0.797%, 10/01/34 (3-Month LIBOR *0.67% reference rate + 0.700% spread) (5)	11/21 at 100.00	A2	4,831,739
	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A:
905	5.000%, 12/01/21	No Opt. Call	N/R	908,484
295	5.000%, 12/01/30	12/25 at 100.00	N/R	310,918
1,330	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2017A, 4.000%, 12/15/27	No Opt. Call	BBB-	1,407,007
435	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Charter School Project, Series 2012A, 5.000%, 10/15/22	No Opt. Call	BB	443,578
2,790	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Charter School Project, Series 2017A, 5.000%, 10/15/27	4/27 at 100.00	BB	3,128,427
370	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014, 3.750%, 10/01/24	No Opt. Call	BBB-	384,079
275	Chester County Industrial Development Authority, Pennsylvania, Special Obligation Bonds, Woodlands at Greystone Project, Series 2018, 4.375%, 3/01/28, 144A	No Opt. Call	N/R	301,131
1,000	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	A1	1,110,310
	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014:
655	5.000%, 5/01/23	No Opt. Call	Baa3	693,711
500	5.000%, 5/01/24	No Opt. Call	Baa3	546,025
2,500	5.000%, 5/01/37	5/24 at 100.00	Baa3	2,676,200
1,250	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2017, 5.000%, 10/15/34, 144A	10/27 at 100.00	BB	1,395,725
5,000	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2020, 6.250%, 10/15/53, 144A	10/28 at 100.00	BB	6,051,150
510	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc Project, Series 2017, 5.000%, 6/01/27	6/25 at 102.00	BB	566,268
8,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2007C, 0.830%, 6/01/37 (3-Month LIBOR *0.67% reference rate + 0.750% spread) (5)	11/21 at 100.00	A+	7,707,040
60,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2018E, 2.073%, 9/01/48 (Mandatory Put 9/01/25) (UB) (4)	9/24 at 100.00	A+	60,471,600
515	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/22	No Opt. Call	Ba1	530,615
870	East Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2018A, 4.125%, 10/01/39 – BAM Insured	10/22 at 100.00	A2	897,396

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2014:
$ 870	5.000%, 7/01/22 (ETM)	No Opt. Call	N/R (6)	$900,789
405	5.000%, 7/01/24 (ETM)	No Opt. Call	N/R (6)	456,099
1,000	5.000%, 7/01/29 (Pre-refunded 7/01/24)	7/24 at 100.00	N/R (6)	1,126,170
1,625	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 6.000%, 6/01/39	6/23 at 100.00	Ba3	1,710,085
2,000	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35	5/25 at 100.00	A	2,230,620
1,000	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne's Retirement Community, Inc, Series 2012, 5.000%, 4/01/27	4/22 at 100.00	BB+	1,014,990
	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, United Zion Retirement Community, Series 2017A:
2,190	4.500%, 12/01/29	6/27 at 100.00	N/R	2,352,717
500	5.000%, 12/01/32	6/27 at 100.00	N/R	547,035
2,930	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33, 144A	7/24 at 100.00	N/R	3,028,624
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Holy Redeemer Health System Inc, Refunding Series 2014A:
1,165	5.000%, 10/01/24	No Opt. Call	Ba2	1,300,909
1,200	5.000%, 10/01/25	10/24 at 100.00	Ba2	1,338,084
2,030	5.000%, 10/01/26	10/24 at 100.00	Ba2	2,254,721
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30	1/25 at 100.00	N/R	1,070,490
1,565	Northampton County Industrial Development Authority, Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013, 7.000%, 7/01/32	7/23 at 100.00	N/R	1,667,054
635	Northeastern Pennsylvania Hospital and Education Authority, University Revenue Bonds, Wilkes University Project, Refunding Series 2016A, 5.000%, 3/01/27	3/26 at 100.00	BBB-	733,292
5,160	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A	6/30 at 100.00	N/R	5,560,984
5,160	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40, 144A (AMT)	6/30 at 100.00	N/R	5,560,984
6,115	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31	No Opt. Call	N/R	6,074,274
8,585	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (7)	No Opt. Call	N/R	10,731
140	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (7)	No Opt. Call	N/R	175
2,690	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/29	11/25 at 100.00	BBB	3,076,822

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A:
$ 200	5.000%, 7/01/31	7/27 at 100.00	BB	$226,352
500	5.000%, 7/01/32	7/27 at 100.00	BB	564,735
7,000	Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Taxable Series 2017B, 6.250%, 7/01/31	No Opt. Call	BB	7,482,370
460	Philadelphia Authority for Industrial Development, Pennsylvania, Charter School Revenue Bonds, Mast Community Charter School II Project, Series 2020A, 5.000%, 8/01/30	No Opt. Call	BBB-	541,793
675	Philadelphia Authority for Industrial Development, Pennsylvania, Charter School Revenue Bonds, Philadelphia Electrical & Technology Charter School, Series 2021A, 4.000%, 6/01/31	No Opt. Call	BB	772,436
980	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc - Esperanza Academy Charter School, Series 2013, 6.375%, 1/01/23 (ETM)	No Opt. Call	N/R (6)	1,024,531
875	Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017C, 5.300%, 7/01/42	7/22 at 100.00	N/R	887,504
3,020	Saint Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2007F, 0.914%, 11/15/34 (3-Month LIBOR *0.67% reference rate + 0.830% spread) (5)	11/21 at 100.00	AA-	3,016,225
	Scranton, Lackawanna County, Pennsylvania, General Obligation Bonds, Refunding Series 2017:
1,745	5.000%, 9/01/24, 144A	No Opt. Call	BB+	1,896,658
405	5.000%, 9/01/25, 144A	No Opt. Call	BB+	449,514
420	5.000%, 9/01/26, 144A	No Opt. Call	BB+	474,449
440	5.000%, 9/01/27, 144A	No Opt. Call	BB+	504,222
1,585	5.000%, 9/01/28, 144A	9/27 at 100.00	BB+	1,804,744
3,650	5.000%, 9/01/29, 144A	9/27 at 100.00	BB+	4,131,763
	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016:
2,020	5.000%, 11/15/26	5/24 at 100.00	BB+	2,161,360
9,265	5.000%, 11/15/32	5/24 at 100.00	BB+	9,786,434
5,000	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 5.000%, 6/01/36	6/26 at 100.00	BB+	5,427,000
375	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2018, 4.000%, 7/01/23	No Opt. Call	BB	383,104
4,980	Westmoreland County Industrial Development Authority, Pennsylvania, Retirement Community Revenue Bonds, Redstone Presbyterian SeniorCare Obligated Group, Refunding Bonds, Series 2021, 4.000%, 5/15/41 (WI/DD, Settling 10/14/21)	5/28 at 103.00	N/R	5,400,710
356,190	Total Pennsylvania			324,069,773
	Puerto Rico – 13.1%
48,500	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 0.000%, 5/15/50	11/21 at 16.11	N/R	7,785,220

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Forward Delivery Series 2022A:
$ 5,970	5.000%, 7/01/33, 144A (WI/DD, Settling 6/15/22)	7/32 at 100.00	N/R	$7,300,773
7,220	5.000%, 7/01/37, 144A (WI/DD, Settling 6/15/22)	7/32 at 100.00	N/R	8,721,616
1,780	4.000%, 7/01/42, 144A (WI/DD, Settling 6/15/22)	7/32 at 100.00	N/R	1,967,576
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A:
54,175	5.000%, 7/01/30, 144A	No Opt. Call	N/R	68,888,388
17,000	5.000%, 7/01/35, 144A	7/30 at 100.00	N/R	21,180,130
15,000	5.000%, 7/01/47, 144A	7/30 at 100.00	N/R	18,079,350
275	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021A, 5.000%, 7/01/33, 144A	7/31 at 100.00	N/R	352,168
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B:
6,960	5.000%, 7/01/28, 144A	No Opt. Call	N/R	8,551,752
2,610	5.000%, 7/01/29, 144A	No Opt. Call	N/R	3,265,736
2,950	5.000%, 7/01/33, 144A	7/31 at 100.00	N/R	3,777,770
6,575	5.000%, 7/01/37, 144A	7/31 at 100.00	N/R	8,291,206
1,315	4.000%, 7/01/42, 144A	7/31 at 100.00	N/R	1,496,365
605	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	CCC	661,519
7,865	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (7)	11/21 at 100.00	D	7,629,050
635	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS, 3.926%, 7/01/30 (7)	11/21 at 100.00	D	619,919
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2010DDD:
1,000	3.957%, 7/01/21 (7)	No Opt. Call	N/R	975,000
1,000	3.957%, 7/01/22 (7)	6/21 at 100.00	N/R	978,750
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
3,000	3.957%, 7/01/29 (7)	7/22 at 100.00	D	2,940,000
78	3.957%, 7/01/42 (7)	7/22 at 100.00	D	72,540
14,155	3.957%, 7/01/42 (7)	7/22 at 100.00	D	13,871,900
45	3.961%, 7/01/42 (7)	7/22 at 100.00	D	44,100
470	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 3.999%, 7/01/22 (7)	No Opt. Call	N/R	460,600

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT:
$ 6,205	3.957%, 7/01/22 (7)	11/21 at 100.00	D	$6,080,900
200	3.957%, 7/01/22 (7)	No Opt. Call	N/R	193,250
1,140	3.957%, 7/01/22 (7)	6/21 at 100.00	N/R	1,115,775
450	3.957%, 7/01/23 (7)	11/21 at 100.00	D	441,000
35	3.957%, 7/01/25 (7)	11/21 at 100.00	D	34,300
115	3.957%, 7/01/27 (7)	11/21 at 100.00	D	112,700
12	3.957%, 7/01/32 (7)	11/21 at 100.00	D	11,160
1,230	3.957%, 7/01/32 (7)	11/21 at 100.00	D	1,205,400
2,310	3.957%, 7/01/37 (7)	11/21 at 100.00	D	2,263,800
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV:
1,100	3.999%, 7/01/22 (7)	No Opt. Call	N/R	1,078,000
2,255	3.957%, 7/01/24 (7)	11/21 at 100.00	D	2,209,900
1,570	5.250%, 7/01/29 – NPFG Insured	No Opt. Call	D	1,705,161
10,400	5.250%, 7/01/33 – NPFG Insured (7)	No Opt. Call	D	11,312,184
4,480	5.250%, 7/01/35 – NPFG Insured	No Opt. Call	D	4,897,536
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
975	3.978%, 7/01/23 (7)	11/21 at 100.00	D	959,156
2,000	3.978%, 7/01/24 (7)	11/21 at 100.00	D	1,967,500
2,140	3.998%, 7/01/27 (7)	11/21 at 100.00	D	2,105,225
9,664	3.978%, 7/01/28 (7)	11/21 at 100.00	D	9,506,960
7,020	3.978%, 7/01/29 (7)	11/21 at 100.00	D	6,905,925
5,184	3.978%, 7/01/31 (7)	11/21 at 100.00	D	5,099,760
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC:
50	3.957%, 7/01/22 (7)	11/21 at 100.00	D	49,000
2,100	3.957%, 7/01/24 (7)	11/21 at 100.00	D	2,058,000
400	3.926%, 7/01/25 (7)	11/21 at 100.00	D	390,500
50	3.957%, 7/01/25 (7)	11/21 at 100.00	D	49,000
1,995	3.978%, 7/01/27 (7)	11/21 at 100.00	D	1,962,581
490	3.957%, 7/01/28 (7)	11/21 at 100.00	D	480,200
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX:
695	3.926%, 7/01/25 (7)	11/21 at 100.00	D	678,494
110	3.978%, 7/01/27 (7)	11/21 at 100.00	D	108,213

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ:
$ 1,145	3.978%, 7/01/22 (7)	6/21 at 100.00	N/R	$1,123,531
7,620	3.978%, 7/01/22 (7)	11/21 at 100.00	D	7,496,175
10,655	3.978%, 7/01/22 (7)	11/21 at 100.00	D	9,962,425
4,320	3.978%, 7/01/23 (7)	11/21 at 100.00	D	4,249,800
350	3.957%, 7/01/24 (7)	11/21 at 100.00	D	343,000
1,260	3.978%, 7/01/24 (7)	11/21 at 100.00	D	1,239,525
1,000	3.978%, 7/01/25 (7)	11/21 at 100.00	D	983,750
1,090	3.957%, 7/01/28 (7)	11/21 at 100.00	D	1,068,200
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A:
730	4.123%, 7/01/33 (7)	7/23 at 100.00	D	736,388
3,415	4.102%, 7/01/36 (7)	7/23 at 100.00	D	3,436,344
745	4.123%, 7/01/43 (7)	7/23 at 100.00	D	751,519
500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2016D-4-RSA-1, 4.164%, 7/01/22 (7)	No Opt. Call	N/R	507,500
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
2,850	3.988%, 7/01/22 (7)	11/21 at 100.00	D	2,807,250
280	3.999%, 7/01/22 (7)	6/21 at 100.00	N/R	274,400
5,597	3.988%, 7/01/23 (7)	11/21 at 100.00	D	5,513,045
20	3.978%, 7/01/25 (7)	11/21 at 100.00	D	19,675
130	3.957%, 7/01/28 (7)	11/21 at 100.00	D	127,400
1,060	3.978%, 7/01/33 (7)	11/21 at 100.00	D	1,042,775
3,990	3.999%, 7/01/38 (7)	11/21 at 100.00	D	3,935,137
7,530	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond Series 2010EE, 4.044%, 7/01/32 (7)	11/21 at 100.00	D	7,247,625
4,950	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Series 2010BBB, 3.990%, 7/01/28 (7)	11/21 at 100.00	D	4,739,625
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L:
10,140	5.250%, 7/01/35 – NPFG Insured	No Opt. Call	Baa2	11,026,540
21,140	5.250%, 7/01/38 – AMBAC Insured	No Opt. Call	AAA	23,025,265
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
3,235	5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	N/R	3,592,144
27,260	5.250%, 7/01/32 – NPFG Insured	No Opt. Call	Baa2	29,589,367
17,710	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	Baa2	19,263,344
2,050	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Refunding Series 2005C, 5.500%, 7/01/28 – AMBAC Insured	No Opt. Call	N/R	2,270,805
785	Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 – AGM Insured	11/21 at 100.00	A2	790,479
35,255	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2012U, 1.630%, 7/01/42 (7)	7/22 at 100.00	N/R	34,770,244

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$ 585	0.000%, 7/01/27	No Opt. Call	N/R	$528,700
570	0.000%, 7/01/29	7/28 at 98.64	N/R	491,619
190	0.000%, 7/01/31	7/28 at 91.88	N/R	151,633
827	0.000%, 7/01/33	7/28 at 86.06	N/R	614,064
388,129	0.000%, 7/01/46	7/28 at 41.38	N/R	128,140,789
62,946	0.000%, 7/01/51	7/28 at 30.01	N/R	15,040,947
20,840	5.000%, 7/01/58	7/28 at 100.00	N/R	23,690,078
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
13,400	4.329%, 7/01/40	7/28 at 100.00	N/R	14,892,894
1,380	4.329%, 7/01/40	7/28 at 100.00	N/R	1,533,746
3,400	Puerto Rico, General Obligation Bonds, Public Improvement Series 2006A, 2.140%, 7/01/23 (7)	11/21 at 100.00	N/R	3,306,500
5,995	Puerto Rico, General Obligation Bonds, Public improvement Series 2007A, 2.140%, 7/01/32 (7)	11/21 at 100.00	N/R	5,830,137
10,690	Puerto Rico, General Obligation Bonds, Public Improvement Series 2008A, 2.140%, 7/01/33 (7)	11/21 at 100.00	N/R	10,315,850
5,000	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2009B, 2.140%, 7/01/37 (7)	11/21 at 100.00	N/R	4,950,000
1,055	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2011C, 2.120%, 7/01/36 (7)	11/21 at 100.00	N/R	936,313
1,105	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2012A, 2.260%, 7/01/27 (7)	7/22 at 100.00	N/R	1,017,981
2,410	Puerto Rico, General Obligation Bonds, Series 2006B, 2.140%, 7/01/32 (7)	11/21 at 100.00	N/R	2,343,725
205,570	Puerto Rico, General Obligation Bonds, Series 2014A, 1.990%, 7/01/35 (7)	11/21 at 100.00	N/R	177,818,050
	University of Puerto Rico, University System Revenue Bonds, Refunding Series 2006P:
505	5.000%, 6/01/22	11/21 at 100.00	CC	503,738
25	5.000%, 6/01/23	11/21 at 100.00	CC	24,875
250	5.000%, 6/01/24	11/21 at 100.00	CC	248,125
275	5.000%, 6/01/30	11/21 at 100.00	CC	270,188
375	University of Puerto Rico, University System Revenue Bonds, Series 2006Q, 5.000%, 6/01/22	11/21 at 100.00	CC	374,063
1,165,892	Total Puerto Rico			827,850,300
	Rhode Island – 0.0%
1,115	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.000%, 9/01/23 (ETM)	No Opt. Call	N/R (6)	1,217,101
	South Carolina – 0.2%
400	Berkeley County, South Carolina, Special Assessment Revenue Bonds, Nexton Improvement District, Series 2019, 4.000%, 11/01/30	11/29 at 100.00	N/R	452,964

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$ 220	Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut Creek Improvement District, Series 2016A-1, 3.125%, 12/01/22	No Opt. Call	N/R	$223,221
750	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2014A, 3.875%, 4/01/23 (AMT)	No Opt. Call	BBB	788,603
1,970	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2020A, 3.000%, 7/01/40	7/29 at 100.00	Aaa	2,067,968
935	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Hilton Head Christian Academy, Series 2020, 5.000%, 1/01/40, 144A	1/30 at 100.00	N/R	995,981
200	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 4.500%, 8/15/25, 144A	2/25 at 100.00	BB+	214,514
235	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A, 5.750%, 11/01/23 (ETM)	No Opt. Call	N/R (6)	248,846
1,000	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Columbia College, Refunding Series 2020A, 5.500%, 10/01/35	10/27 at 103.00	N/R	1,073,270
1,560	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, High Point Academy Project, Series 2018A, 5.000%, 6/15/29, 144A	12/26 at 100.00	Ba1	1,764,110
	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc, Series 2013:
1,170	5.000%, 5/01/22	No Opt. Call	N/R	1,187,304
1,000	5.000%, 5/01/23	No Opt. Call	N/R	1,038,820
400	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A, 5.250%, 8/01/24 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (6)	436,468
250	South Carolina Jobs-Economic Development Authority, Retirement Community Revenue Notes, Kiawah Life Plan Village, Inc Project, Series 2021A, 8.750%, 7/01/25	10/21 at 100.00	N/R	252,820
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A:
540	5.000%, 12/01/27	6/26 at 100.00	A-	642,076
125	5.000%, 12/01/28	6/26 at 100.00	A-	148,123
830	5.000%, 12/01/29	6/26 at 100.00	A-	983,060
11,585	Total South Carolina			12,518,148
	Tennessee – 0.6%
500	Blount County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc, Series 2016A, 5.000%, 1/01/31	1/25 at 102.00	N/R	467,570
	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B:
2,350	0.000%, 12/01/21, 144A	No Opt. Call	N/R	2,334,466
2,535	0.000%, 12/01/22, 144A	No Opt. Call	N/R	2,413,928
3,670	0.000%, 12/01/23, 144A	No Opt. Call	N/R	3,341,462
1,905	0.000%, 12/01/24, 144A	No Opt. Call	N/R	1,653,159
3,135	0.000%, 12/01/25, 144A	No Opt. Call	N/R	2,589,510
3,245	0.000%, 12/01/26, 144A	No Opt. Call	N/R	2,550,959
3,310	0.000%, 12/01/31, 144A	No Opt. Call	N/R	1,949,458
1,850	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A, 5.000%, 12/01/35, 144A	12/26 at 100.00	N/R	1,809,485

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$ 1,500	Bristol Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Pinnacle Project, Series 2016, 5.000%, 6/01/27	6/26 at 100.00	N/R	$1,541,205
1,190	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2017, 5.000%, 4/01/36	4/27 at 100.00	BBB	1,370,214
	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
17,710	5.250%, 5/01/25, 144A (7)	11/24 at 100.00	N/R	7,349,650
5,685	6.000%, 5/01/34, 144A (7)	11/24 at 100.00	N/R	2,359,275
850	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27	No Opt. Call	N/R	825,435
1,860	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 4.625%, 6/15/27, 144A (7)	No Opt. Call	N/R	1,116,000
	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A:
4,000	6.500%, 6/01/27, 144A (7)	No Opt. Call	N/R	1,200,000
12,635	7.125%, 6/01/32, 144A (7)	6/27 at 100.00	N/R	3,790,500
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
40	5.000%, 2/01/24	No Opt. Call	Baa2	44,114
190	5.000%, 2/01/25	No Opt. Call	Baa2	216,936
68,160	Total Tennessee			38,923,326
	Texas – 4.9%
1,000	Abilene Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds, First-Lien Series 2021A, 2.500%, 10/01/31	No Opt. Call	BBB-	990,040
2,000	Abilene Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds, Second-Lien Series 2021B, 3.750%, 10/01/31, 144A	No Opt. Call	N/R	1,987,820
830	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Area 1 Project, Series 2019, 5.750%, 9/01/29, 144A	No Opt. Call	N/R	918,818
535	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Major Improvement Area Project, Series 2019, 6.000%, 9/01/29, 144A	No Opt. Call	N/R	597,103
	Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public Improvement District 2 Area 1 Project, Series 2021:
375	3.250%, 9/15/26, 144A	No Opt. Call	N/R	372,113
500	3.750%, 9/15/31, 144A	No Opt. Call	N/R	493,460
250	4.000%, 9/15/41, 144A	9/31 at 100.00	N/R	244,608
365	Argyle, Texas, Special Assessment Revenue Bonds, Highlands of Argyle Public Improvement District 1 Project, Series 2017, 4.250%, 9/01/27	No Opt. Call	N/R	392,777
1,000	Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of Argyle Public Improvement District Project, Series 2018, 4.625%, 9/01/28, 144A	No Opt. Call	N/R	1,113,930
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Leadership Prep School, Series 2016A:
530	4.000%, 6/15/26	11/21 at 100.00	BB	531,187
210	5.000%, 6/15/36	11/21 at 100.00	BB	210,529

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 730	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A, 4.550%, 8/15/28	8/27 at 100.00	N/R	$793,890
	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2 Project, Series 2018:
315	5.000%, 9/01/23, 144A	No Opt. Call	N/R	328,822
530	5.500%, 9/01/28, 144A	9/23 at 103.00	N/R	575,930
	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 3A Project, Series 2021:
543	2.500%, 9/01/26, 144A	No Opt. Call	N/R	538,770
622	3.000%, 9/01/31, 144A	9/28 at 100.00	N/R	613,578
1,000	4.000%, 9/01/45, 144A	9/28 at 100.00	N/R	1,020,550
905	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn Ridge South Public Improvement District Project, Series 2017, 5.500%, 9/01/27, 144A	No Opt. Call	N/R	1,004,197
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
400	5.000%, 1/01/22	No Opt. Call	BB+	403,432
165	5.000%, 1/01/30	1/27 at 100.00	BB+	186,937
1,800	5.000%, 1/01/31	1/27 at 100.00	BB+	2,032,182
1,700	5.000%, 1/01/32	1/27 at 100.00	BB+	1,916,903
985	5.000%, 1/01/33	1/27 at 100.00	BB+	1,104,825
580	5.000%, 1/01/34	1/27 at 100.00	BB+	647,976
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding Second Tier Series 2017B:
1,445	5.000%, 1/01/24	No Opt. Call	B	1,528,564
540	5.000%, 1/01/25	No Opt. Call	B	582,854
1,680	5.000%, 1/01/27	No Opt. Call	B	1,865,371
990	5.000%, 1/01/28	1/27 at 100.00	B	1,092,287
1,445	5.000%, 1/01/29	1/27 at 100.00	B	1,585,468
880	5.000%, 1/01/30	1/27 at 100.00	B	960,599
1,985	5.000%, 1/01/32	1/27 at 100.00	B	2,151,621
1,525	5.000%, 1/01/34	1/27 at 100.00	B	1,644,712
435	Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment Revenue Bonds, Whisper Valley Public Improvement District Improvement Area 1, Series 2019, 4.000%, 11/01/29, 144A	No Opt. Call	N/R	469,996
900	Baytown Municipal Development District, Texas, Hotel Revenue Bonds, Baytown Convention Center Hotel, First-Lien Series 2021A, 2.500%, 10/01/31	No Opt. Call	BBB-	891,819
750	Baytown Municipal Development District, Texas, Hotel Revenue Bonds, Baytown Convention Center Hotel, Second-Lien Series 2021B, 3.500%, 10/01/31, 144A	No Opt. Call	BB	743,505

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Caddo Mills Municipal Management District No 1, Texas, General Obligation Bonds, Tax Road Series 2021:
$ 130	2.000%, 9/01/27	9/26 at 100.00	N/R	$128,708
135	2.000%, 9/01/28	9/26 at 100.00	N/R	132,478
140	2.125%, 9/01/29	9/26 at 100.00	N/R	137,172
145	2.250%, 9/01/30	9/26 at 100.00	N/R	141,962
150	2.250%, 9/01/31	9/26 at 100.00	N/R	145,710
315	2.250%, 9/01/33	9/26 at 100.00	N/R	302,255
335	2.500%, 9/01/35	9/26 at 100.00	N/R	324,669
540	2.500%, 9/01/38	9/26 at 100.00	N/R	511,888
595	2.750%, 9/01/41	9/26 at 100.00	N/R	563,310
	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phase 1 Project, Series 2018:
370	4.125%, 9/01/23, 144A	No Opt. Call	N/R	381,940
1,090	4.625%, 9/01/28, 144A	No Opt. Call	N/R	1,210,619
	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phases 2-7 Major Improvement Project, Series 2018:
470	4.375%, 9/01/23, 144A	No Opt. Call	N/R	486,779
1,395	5.000%, 9/01/28, 144A	No Opt. Call	N/R	1,577,801
240	Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-3 Project, Series 2019, 4.125%, 9/01/39, 144A	9/29 at 100.00	N/R	257,486
1,840	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014, 6.375%, 9/01/28	9/22 at 103.00	N/R	1,927,768
500	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014, 6.750%, 9/01/24	9/22 at 103.00	N/R	514,515
230	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 Project, Series 2018, 5.125%, 9/01/28, 144A	No Opt. Call	N/R	255,512
	Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek Public Improvement District Phase 1 Project, Series 2021:
200	3.250%, 9/01/26, 144A	No Opt. Call	N/R	200,514
200	3.750%, 9/01/31, 144A	No Opt. Call	N/R	201,232
	Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek Public Improvement District Phase 2-3 Major Improvement Project, Series 2021:
250	4.750%, 9/01/31, 144A	No Opt. Call	N/R	251,160
50	5.250%, 9/01/41, 144A	9/31 at 100.00	N/R	50,459
265	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016, 4.200%, 9/01/27	9/26 at 100.00	N/R	291,267
205	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1B, Series 2018, 4.750%, 9/01/28, 144A	No Opt. Call	N/R	228,044

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Project, Series 2018:
$ 104	4.625%, 9/01/23	No Opt. Call	N/R	$107,881
375	5.000%, 9/01/28	No Opt. Call	N/R	423,296
625	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015, 5.500%, 9/01/24	9/22 at 103.00	N/R	646,231
1,155	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 1 Project, Series 2017, 5.750%, 9/01/32	9/27 at 100.00	N/R	1,230,352
490	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 2 Major Improvement Project, Series 2017, 6.125%, 9/01/32	9/27 at 100.00	N/R	523,810
	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 1 Project, Series 2016:
240	4.375%, 9/01/26, 144A	9/22 at 103.00	N/R	251,765
100	5.000%, 9/01/36, 144A	9/22 at 103.00	N/R	104,771
	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District Neighborhood Improvement Area 4 Project, Series 2021:
174	2.500%, 9/01/26, 144A (WI/DD, Settling 10/19/21)	No Opt. Call	N/R	174,155
175	3.000%, 9/01/31, 144A (WI/DD, Settling 10/19/21)	No Opt. Call	N/R	175,292
500	3.375%, 9/01/41, 144A (WI/DD, Settling 10/19/21)	9/31 at 100.00	N/R	499,625
780	City of Shenandoah, Montgomery County, Texas, Special Assessment Revenue Bonds, Metropark Public Improvement District, Series 2018, 5.000%, 9/01/28	No Opt. Call	N/R	866,923
700	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2016B, 5.000%, 8/15/26	No Opt. Call	A-	836,913
630	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016, 5.750%, 9/01/28	9/23 at 103.00	N/R	686,057
	Comal County Meyer Ranch Municipal Utility District, Texas, General Obligation Bonds, Road Series 2021:
100	2.250%, 8/15/29	8/26 at 100.00	N/R	98,915
105	2.250%, 8/15/30	8/26 at 100.00	N/R	102,848
105	2.375%, 8/15/31	8/26 at 100.00	N/R	102,630
225	2.500%, 8/15/33	8/26 at 100.00	N/R	220,986
240	2.500%, 8/15/35	8/26 at 100.00	N/R	233,455
255	2.500%, 8/15/37	8/26 at 100.00	N/R	243,716
565	2.750%, 8/15/41	8/26 at 100.00	N/R	542,264
240	Comal County, Texas, Special Assessment Revenue Bonds, Crossings Public Improvement District, Series 2017, 4.000%, 9/01/27	No Opt. Call	N/R	253,313
	Conroe Local Government Corporation, Texas, Hotel Revenue and Contract Revenue Bonds, Subordinate Third Lien Series 2021C:
650	4.000%, 10/01/41	10/31 at 100.00	A2	746,837
700	4.000%, 10/01/46	10/31 at 100.00	A2	787,864
550	Conroe Local Government Corporation, Texas, Hotel Revenue Bonds, Conroe Convention Center Hotel, First-Lien Series 2021A, 2.500%, 10/01/31	No Opt. Call	BBB-	545,957

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 525	Conroe Local Government Corporation, Texas, Hotel Revenue Bonds, Conroe Convention Center Hotel, Second-Lien Series 2021B, 3.500%, 10/01/31	No Opt. Call	BB-	$521,325
	Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds, Crandall Carwright Ranch Public Improvement District Improvement Area 1 Project, Series 2021:
321	3.375%, 9/15/26, 144A	No Opt. Call	N/R	323,077
205	4.000%, 9/15/31, 144A	No Opt. Call	N/R	208,380
	Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds, Crandall Carwright Ranch Public Improvement District Improvement Area Project, Series 2021:
200	4.125%, 9/15/26, 144A	No Opt. Call	N/R	202,264
260	4.750%, 9/15/31, 144A	No Opt. Call	N/R	264,690
351	Dallas County Schools, Texas, Public Property Finance Contructual Obligations, Series 2014, 5.332%, 6/01/22 (7)	No Opt. Call	B3	349,833
335	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H Wood Jr Public Charter District, Inspire Academies, Series 2013A, 5.250%, 8/15/23 (ETM)	No Opt. Call	N/R (6)	356,983
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A:
230	5.000%, 9/01/22	No Opt. Call	BBB-	238,844
325	5.000%, 9/01/23	No Opt. Call	BBB-	350,799
305	5.000%, 9/01/24	No Opt. Call	BBB-	340,975
1,785	5.250%, 9/01/29	9/24 at 100.00	BBB-	1,993,881
	Fate, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series 2019:
200	3.125%, 8/15/24, 144A	No Opt. Call	N/R	204,460
510	3.500%, 8/15/29, 144A	8/27 at 100.00	N/R	544,573
110	4.000%, 8/15/39, 144A	8/27 at 100.00	N/R	117,242
	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Refunding Series 2021:
825	2.625%, 9/01/26, 144A	No Opt. Call	N/R	823,474
750	3.250%, 9/01/31, 144A	No Opt. Call	N/R	746,835
6,080	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)	10/22 at 100.00	B3	6,187,555
785	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (AMT)	11/21 at 100.00	B3	786,068
	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvement District 2, Series 2017:
280	4.000%, 9/01/23	No Opt. Call	BBB-	297,430
295	4.000%, 9/01/24	No Opt. Call	BBB-	321,167
310	4.000%, 9/01/25	No Opt. Call	BBB-	343,564
335	4.000%, 9/01/27	No Opt. Call	BBB-	381,977
560	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase 13-16 Project, Refunding & Improvement Series 2017, 4.500%, 9/01/27	No Opt. Call	N/R	614,034
865	Hackberry, Texas, Special Assessment Revenue Bonds, Rivendale by the Lake Public Improvement District 2 Phases 4-6, Series 2017, 4.125%, 9/01/27	No Opt. Call	N/R	926,034

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men's Christian Association of the Greater Houston Area, Series 2013A:
$ 915	5.000%, 6/01/23	No Opt. Call	Baa2	$952,661
1,400	5.000%, 6/01/28	6/23 at 100.00	Baa2	1,452,976
	Harris County Municipal Utility District 213A, Texas, General Obligation Bonds, Series 2021:
100	2.000%, 4/01/27	No Opt. Call	N/R	100,253
100	2.000%, 4/01/28	No Opt. Call	N/R	99,319
100	2.250%, 4/01/29	No Opt. Call	N/R	99,589
100	2.250%, 4/01/30	4/29 at 100.00	N/R	98,782
100	2.375%, 4/01/31	4/29 at 100.00	N/R	98,672
250	2.500%, 4/01/33	4/29 at 100.00	N/R	247,793
250	2.500%, 4/01/35	4/29 at 100.00	N/R	245,243
300	2.500%, 4/01/37	4/29 at 100.00	N/R	289,908
300	2.750%, 4/01/39	4/29 at 100.00	N/R	292,824
325	3.000%, 4/01/41	4/29 at 100.00	N/R	324,487
16,600	Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien Series 2007A, 0.754%, 8/15/35 – AMBAC Insured (3-Month LIBOR *0.67% reference rate + 0.670% spread) (5)	11/21 at 100.00	AA-	16,424,704
2,565	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	BB	1,235,740
	Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public Improvement District 5 Improvement Area 1 Project, Series 2019:
230	3.250%, 9/01/24, 144A	No Opt. Call	N/R	235,338
435	3.625%, 9/01/29, 144A	No Opt. Call	N/R	466,825
150	4.125%, 9/01/39, 144A	9/29 at 100.00	N/R	162,678
2,000	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public Improvement District Major Public Improvement Project, Series 2015, 6.250%, 9/15/27	9/25 at 100.00	N/R	2,079,040
4,300	Hemphill County Hospital District, Texas, General Obligation Bonds, Series 2019, 5.250%, 2/01/32	2/29 at 100.00	N/R	4,786,115
1,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc - Terminal Improvement Project, Refunding Series 2011, 6.500%, 7/15/30 (AMT)	11/21 at 100.00	B	1,257,000
10,240	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/35 (AMT)	7/25 at 100.00	B	11,271,168
3,600	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Airport Improvements Project, Refunding Series 2020C, 5.000%, 7/15/27 (AMT)	No Opt. Call	B-	4,212,396
4,425	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Series 2021B-1, 4.000%, 7/15/41 (AMT)	7/29 at 100.00	B-	4,716,475
	Hutto, Texas, Special Assessment Revenue Bonds, Emory Crossing, Public Improvement Area 1 Project Series 2021:
235	2.625%, 9/01/26, 144A	No Opt. Call	N/R	235,216
210	3.250%, 9/01/31, 144A	9/29 at 100.00	N/R	210,722
550	3.625%, 9/01/41, 144A	9/29 at 100.00	N/R	552,051

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Justin, Denton County, Texas, Special Assessment Revenue Bonds, Timberbrook Public Improvement District 1 Improvement Area 2 Project, Series 2018:
$ 800	2.500%, 9/01/26, 144A	No Opt. Call	N/R	$793,768
485	3.000%, 9/01/31, 144A	No Opt. Call	N/R	478,433
1,275	3.375%, 9/01/41, 144A	9/31 at 100.00	N/R	1,245,981
1,000	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%, 8/15/25	No Opt. Call	A-	1,159,820
925	Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public Improvement District Improvement Area 1 Project, Series 2019, 4.125%, 9/01/29, 144A	No Opt. Call	N/R	1,012,533
345	Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public Improvement District 1 Improvement Area 1 Project, Series 2019, 4.250%, 9/01/29, 144A	No Opt. Call	N/R	372,390
	Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public Improvement District Area 1 Project, Series 2019:
205	3.500%, 9/15/24, 144A	No Opt. Call	N/R	211,691
375	3.750%, 9/15/29, 144A	No Opt. Call	N/R	407,314
305	Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public Improvement District Major Improvement Area Project, Series 2019, 4.375%, 9/15/29, 144A	No Opt. Call	N/R	331,913
1,100	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Southern Improvement Area Project, Series 2017, 4.125%, 9/01/28, 144A	9/26 at 100.00	N/R	1,136,432
470	Little Elm, Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 1-1A Project, Series 2017, 5.250%, 9/01/27, 144A	No Opt. Call	N/R	517,808
340	Little Elm, Texas, Special Assessment Revenue Bonds, Lakeside Estates Public Improvement District 2 Project, Series 2017, 4.500%, 9/01/27, 144A	No Opt. Call	N/R	365,194
370	Manor, Texas, Special Assessment Revenue Bonds, Lagos Public Improvement District Major Improvement Area Project, Series 2020, 4.125%, 9/15/30, 144A	No Opt. Call	N/R	405,846
	Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public Improvement District Improvement Area 1-2 Project, Series 2021:
210	2.500%, 9/15/26, 144A	No Opt. Call	N/R	209,221
300	3.125%, 9/15/31, 144A	No Opt. Call	N/R	298,470
740	3.500%, 9/15/41, 144A	9/31 at 100.00	N/R	734,731
	Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public Improvement District Major Improvement Area Project, Series 2021:
215	3.125%, 9/15/26, 144A	No Opt. Call	N/R	214,020
315	3.750%, 9/15/31, 144A	No Opt. Call	N/R	313,699
315	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Gregg Ranch Public Improvement District Major Improvement Area Project, Series 2019, 5.000%, 9/01/29, 144A	No Opt. Call	N/R	340,351
320	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Gregg Ranch Public Improvement District Neighborhood Improvement Area 1 Project, Series 2019, 4.500%, 9/01/29, 144A	No Opt. Call	N/R	343,760

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Thunder Rock Public Improvement District Improvement Area 1 Project, Series 2021:
$ 365	3.375%, 9/01/26, 144A	No Opt. Call	N/R	$362,219
500	3.875%, 9/01/31, 144A	No Opt. Call	N/R	493,500
100	4.125%, 9/01/41, 144A	9/31 at 100.00	N/R	97,868
	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Thunder Rock Public Improvement District Major Improvement Area Project, Series 2021:
160	4.125%, 9/01/26, 144A	No Opt. Call	N/R	158,802
200	4.625%, 9/01/31, 144A	No Opt. Call	N/R	197,644
500	4.875%, 9/01/41, 144A	9/31 at 100.00	N/R	489,990
50	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1, 4.000%, 6/01/30	6/23 at 100.00	Baa2	52,023
	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement District Improvement Area 2 Project, Series 2019:
210	3.500%, 9/15/24, 144A	No Opt. Call	N/R	216,749
420	3.750%, 9/15/29, 144A	No Opt. Call	N/R	456,981
	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement District Improvement Area 3 Project, Series 2021:
205	2.625%, 9/15/26, 144A	No Opt. Call	N/R	204,244
240	3.125%, 9/15/31, 144A	No Opt. Call	N/R	238,776
135	Mesquite Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Christian Care Centers Inc, Series 2014, 5.000%, 2/15/24 (7)	No Opt. Call	N/R	105,300
	Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public Improvement District Phase 1 Project, Series 2018:
195	4.375%, 9/01/23, 144A	No Opt. Call	N/R	201,710
290	4.750%, 9/01/28, 144A	No Opt. Call	N/R	324,148
290	Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public Improvement District Phase 2 Major Improvement Project, Series 2018, 5.125%, 9/01/28, 144A	No Opt. Call	N/R	324,095
	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019:
290	5.000%, 9/15/24, 144A	No Opt. Call	N/R	300,861
600	5.250%, 9/15/29, 144A	No Opt. Call	N/R	660,852
	Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms Public Improvement District Improvement Areas 1-2 Project, Series 2021:
565	2.875%, 9/15/26, 144A	No Opt. Call	N/R	566,859
410	3.500%, 9/15/31, 144A	No Opt. Call	N/R	413,715
1,105	3.875%, 9/15/41, 144A	9/31 at 100.00	N/R	1,111,785
235	Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms Public Improvement District Major Improvement Area Project, Series 2021, 4.125%, 9/15/31, 144A	No Opt. Call	N/R	236,349
1,830	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	1,924,556

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 5,791	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 6.500%, 1/01/26, 144A (AMT) (7), (8)	No Opt. Call	N/R	$148,635
	Missouri City Management District 1, Fort Bend County, Texas, General Obligation Bonds, Road Series 2021:
105	2.000%, 9/01/23	No Opt. Call	N/R	106,044
105	2.000%, 9/01/24	No Opt. Call	N/R	106,120
110	2.000%, 9/01/25	No Opt. Call	N/R	110,543
115	2.000%, 9/01/26	No Opt. Call	N/R	114,899
120	2.000%, 9/01/27	No Opt. Call	N/R	118,676
125	2.000%, 9/01/28	9/27 at 100.00	N/R	122,901
130	2.000%, 9/01/29	9/27 at 100.00	N/R	126,486
135	2.250%, 9/01/30	9/27 at 100.00	N/R	132,490
140	2.250%, 9/01/31	9/27 at 100.00	N/R	136,356
295	2.250%, 9/01/33	9/27 at 100.00	N/R	283,943
315	2.375%, 9/01/35	9/27 at 100.00	N/R	300,412
340	2.500%, 9/01/37	9/27 at 100.00	N/R	324,924
365	2.500%, 9/01/39	9/27 at 100.00	N/R	343,943
395	2.750%, 9/01/41	9/27 at 100.00	N/R	375,657
635	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2018A, 5.125%, 8/15/29, 144A	8/24 at 100.00	N/R	682,777
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2019A:
505	3.375%, 8/15/29, 144A	8/24 at 100.00	N/R	514,459
80	5.000%, 8/15/39, 144A	8/24 at 100.00	N/R	84,064
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2017A:
135	3.625%, 8/15/22, 144A	11/21 at 100.00	BB	135,255
610	4.250%, 8/15/27, 144A	11/21 at 100.00	BB	611,196
1,575	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Southwest Preparatory School, Series 2020A, 3.000%, 8/15/30, 144A	8/25 at 103.00	BB+	1,688,069
1,135	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc Project, Series 2014, 5.000%, 1/01/24	No Opt. Call	N/R	1,164,919
	New Hope Cultural Education Facilities Finance Corporation, Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1:
7,000	5.000%, 1/01/32	1/28 at 103.00	N/R	6,955,130
22,635	5.250%, 1/01/42	1/28 at 103.00	N/R	22,410,234
5,000	5.500%, 1/01/57	1/28 at 103.00	N/R	4,907,900

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, LLC-Texas A&M University-Corpus Christi Project, Series 2014A:
$ 655	5.000%, 4/01/23 (ETM)	No Opt. Call	N/R (6)	$700,883
690	5.000%, 4/01/24 (ETM)	No Opt. Call	N/R (6)	768,246
300	5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (6)	334,020
3,280	5.000%, 4/01/29 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (6)	3,651,952
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, LLC-Texas A&M University-Corpus Christi Project, Series 2016A:
355	5.000%, 4/01/36 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (6)	422,553
2,275	5.000%, 4/01/48 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (6)	2,707,910
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A:
450	4.000%, 4/01/24 – AGM Insured	No Opt. Call	A2	489,105
2,250	5.000%, 4/01/29	4/24 at 100.00	BB+	2,399,107
725	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Stephenville II, LLC - Tarleton State University Project, Series 2014A, 5.000%, 4/01/29 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (6)	802,437
430	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Stephenville III, LLC - Tarleton State University Project, Series 2015A, 5.000%, 4/01/24 (ETM)	No Opt. Call	N/R (6)	479,902
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A:
305	5.000%, 4/01/24 (ETM)	No Opt. Call	N/R (6)	338,379
2,345	5.000%, 4/01/29 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (6)	2,601,637
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A:
1,250	3.000%, 7/01/22	No Opt. Call	CCC	1,075,000
480	5.000%, 7/01/24	No Opt. Call	CCC	412,800
13,500	5.000%, 7/01/30	7/25 at 100.00	CCC	11,610,000
1,350	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015B, 4.625%, 7/01/22	No Opt. Call	CCC	1,311,835
1,000	Newark Higher Education Finance Corporation, Texas, Education Revenue Bonds, Austin Achieve Public Schools, Inc, Series 2017A, 5.000%, 6/15/32 (Pre-refunded 6/15/22)	6/22 at 100.00	N/R (6)	1,032,920
	Newark Higher Education Finance Corporation, Texas, Education Revenue Bonds, Austin Achieve Public Schools, Inc, Series 2018:
225	4.250%, 6/15/28	6/22 at 100.00	N/R	229,176
500	5.000%, 6/15/33	6/22 at 100.00	N/R	511,230

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public Improvement District Zone A Project, Series 2019:
$ 200	4.875%, 9/01/25, 144A	No Opt. Call	N/R	$208,088
265	5.250%, 9/01/30, 144A	No Opt. Call	N/R	287,761
	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public Improvement District Zone B Project, Series 2019:
358	4.500%, 9/01/25, 144A	No Opt. Call	N/R	371,747
470	4.875%, 9/01/30, 144A	No Opt. Call	N/R	508,131
325	Oak Point, Denton County, Texas, Special Assessment Revenue Bonds, Oak Point Public Improvement District 2 Project, Series 2020, 2.500%, 9/01/25, 144A	No Opt. Call	N/R	328,270
	Oak Point, Denton County, Texas, Special Assessment Revenue Bonds, Wildridge Public Improvement District 1 Improvement Area 3 Project, Series 2019:
110	3.125%, 9/01/24, 144A	No Opt. Call	N/R	112,824
205	3.500%, 9/01/29, 144A	No Opt. Call	N/R	220,150
570	4.000%, 9/01/39, 144A	9/29 at 100.00	N/R	624,560
160	Ponder, Texas, Special Assessment Revenue Bonds, Public Improvement District 1 Estates at Remington Park, Series 2017, 4.000%, 9/01/27	No Opt. Call	N/R	171,454
	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A:
535	1.875%, 1/01/26 (AMT), 144A	7/23 at 103.00	N/R	533,796
550	2.125%, 1/01/28 (AMT), 144A	7/23 at 103.00	N/R	548,234
800	2.250%, 1/01/29 (AMT), 144A	7/23 at 103.00	N/R	796,800
1,000	2.500%, 1/01/30 (AMT), 144A	7/23 at 103.00	N/R	995,540
800	2.625%, 1/01/31 (AMT), 144A	7/23 at 103.00	N/R	796,400
15,105	2.750%, 1/01/36 (AMT), 144A	7/23 at 103.00	N/R	14,928,725
19,445	2.875%, 1/01/41 (AMT), 144A	7/23 at 103.00	N/R	19,118,907
	Princeton, Texas, Special Assessment Revenue Bonds, Brookside Public Improvement District Phase 2 & 3 Project, Series 2021:
125	2.500%, 9/01/26, 144A	No Opt. Call	N/R	124,711
150	3.000%, 9/01/31, 144A	9/29 at 100.00	N/R	149,360
350	3.375%, 9/01/41, 144A	9/29 at 100.00	N/R	347,981
	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 1 Project, Series 2019:
280	3.750%, 9/01/24, 144A	No Opt. Call	N/R	287,759
540	4.000%, 9/01/29, 144A	No Opt. Call	N/R	578,929
585	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 2-6 Major Improvement Project, Series 2019, 5.000%, 9/01/29, 144A	No Opt. Call	N/R	633,783
	Princeton, Texas, Special Assessment Revenue Bonds, Winchester Public Improvement District Phase 3 & 4 Project, Series 2021:
313	2.375%, 9/01/26, 144A (WI/DD, Settling 10/26/21)	No Opt. Call	N/R	312,994
215	2.875%, 9/01/31, 144A (WI/DD, Settling 10/26/21)	9/30 at 100.00	N/R	214,994
550	3.250%, 9/01/41, 144A (WI/DD, Settling 10/26/21)	9/30 at 100.00	N/R	549,983

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,970	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.000%, 2/01/29	2/24 at 100.00	Ba1	$2,118,873
500	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc, Series 2012, 4.293%, 12/15/22 (7)	12/21 at 100.00	N/R	350,000
110	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016, 4.900%, 9/15/24	3/24 at 102.00	N/R	114,085
	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Parkside Village Public improvement District Project, Series 2019:
290	3.250%, 9/15/24, 144A	No Opt. Call	N/R	296,395
530	3.625%, 9/15/29, 144A	No Opt. Call	N/R	566,119
	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 1 Phase 1B Project, Series 2019:
165	3.500%, 9/15/24, 144A	No Opt. Call	N/R	169,759
315	3.875%, 9/15/29, 144A	9/27 at 100.00	N/R	342,443
495	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 1 Project, Series 2017, 4.250%, 9/15/28, 144A	9/27 at 100.00	N/R	534,946
	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 2 Project, Series 2019:
300	3.750%, 9/15/24, 144A	No Opt. Call	N/R	310,191
555	4.125%, 9/15/29, 144A	9/27 at 100.00	N/R	610,700
205	4.625%, 9/15/39, 144A	9/27 at 100.00	N/R	223,948
735	Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Major Improvement Area Project, Series 2017, 4.750%, 9/15/28, 144A	9/27 at 100.00	N/R	807,464
	Royse CIty, Rockwall, Collin and Hunt Counties, Texas, Special Assessment Revenue Bonds, Creekshaw Public Improvement District Improvement Area 1 Project, Series 2020:
155	3.125%, 9/15/25, 144A	No Opt. Call	N/R	157,903
225	3.625%, 9/15/30, 144A	No Opt. Call	N/R	235,872
	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007:
770	5.500%, 8/01/22	No Opt. Call	BBB+	802,894
450	5.500%, 8/01/27	No Opt. Call	BBB+	562,905
	San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special Assessment Revenue Bonds, San Marcos Trace Public Improvement District Series 2019:
630	4.500%, 9/01/24, 144A	No Opt. Call	N/R	656,504
1,270	5.000%, 9/01/29, 144A	9/28 at 100.00	N/R	1,415,669
2,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2007, 5.500%, 11/15/22 (7)	11/21 at 100.00	N/R	1,140,000
1,845	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2015A, 5.000%, 11/15/25 (7)	No Opt. Call	N/R	1,051,650

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 5,390	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2015B-1, 4.500%, 11/15/21 (7)	11/21 at 100.00	N/R	$3,072,300
3,270	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, Series 2017A, 6.000%, 11/15/27	5/27 at 100.00	N/R	3,671,033
3,190	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, TEMPS 80 Series 2017B-1, 5.625%, 11/15/24	11/21 at 100.00	N/R	3,196,093
1,155	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere Project, Series 2015A, 5.000%, 11/15/22	No Opt. Call	CC	924,000
370	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006B, 0.778%, 12/15/26 (3-Month LIBOR *0.67% reference rate + 0.700% spread) (5)	9/21 at 100.00	A-	371,643
12,155	Texas State Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, East Texas Pines Apartments, Custodial Receipts CR-021-2006, 5.800%, 10/01/46 (Mandatory Put 4/01/24), 144A (AMT)	4/24 at 100.00	N/R	13,225,612
595	Town Of Hickory Creek, Denton County, Texas, Special Assessment Revenue Bonds, Hickory Creek Public Improvement District, Series 2018, 5.125%, 9/01/28	No Opt. Call	N/R	659,325
	Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds, Infrastructure Improvement Facilities, Refunding Series 2021:
425	5.000%, 9/01/31	No Opt. Call	Baa2	550,196
425	4.000%, 9/01/32	9/31 at 100.00	Baa2	505,550
755	3.000%, 9/01/34	9/31 at 100.00	Baa2	804,785
280	4.000%, 9/01/35	9/31 at 100.00	Baa2	329,594
900	3.000%, 9/01/37	9/31 at 100.00	Baa2	946,665
750	3.000%, 9/01/40	9/31 at 100.00	Baa2	782,392
	Viridian Municipal Management District, Texas, Assessment Revenue Bonds, Series 2015:
94	4.000%, 12/01/21	No Opt. Call	N/R	94,359
549	4.000%, 12/01/27	12/24 at 100.00	N/R	584,647
635	Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds, Tessera on Lake Travis Public Improvement District Improvement Area #2 Project, Series 2018, 4.500%, 9/01/27	No Opt. Call	N/R	687,184
	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
1,700	5.500%, 9/01/25	No Opt. Call	N/R	1,752,904
1,840	6.125%, 9/01/35	9/25 at 100.00	N/R	1,899,377
2,025	6.250%, 9/01/40	9/25 at 100.00	N/R	2,090,549
311,385	Total Texas			309,045,650

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah – 0.6%
	Black Desert Public Infrastructure District, Utah, Limited Tax General Obligation Bonds, Series 2021A:
$ 560	3.250%, 3/01/31, 144A	9/26 at 103.00	N/R	$555,139
835	3.500%, 3/01/36, 144A	9/26 at 103.00	N/R	824,871
900	3.750%, 3/01/41, 144A	9/26 at 103.00	N/R	902,988
2,100	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, 144A (AMT) (7)	12/27 at 100.00	N/R	1,766,562
	Military Installation Development Authority, Utah, Tax Allocation and Hotel Tax Revenue Bonds, Series 2021A-1:
4,500	4.000%, 6/01/36	9/26 at 103.00	N/R	4,692,060
4,080	4.000%, 6/01/41	9/26 at 103.00	N/R	4,194,158
5,000	4.000%, 6/01/52	9/26 at 103.00	N/R	5,078,850
	Military Installation Development Authority, Utah, Tax Allocation Revenue Bonds, Series 2021A-2:
5,750	4.000%, 6/01/36	9/26 at 103.00	N/R	5,954,987
2,500	4.000%, 6/01/41	9/26 at 103.00	N/R	2,552,650
2,750	4.000%, 6/01/52	9/26 at 103.00	N/R	2,781,542
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Leadership Learning Academy Project, Series 2019A:
840	3.500%, 6/15/24, 144A	No Opt. Call	N/R	865,746
1,660	5.000%, 6/15/29, 144A	6/27 at 102.00	N/R	1,889,744
2,115	5.000%, 6/15/34, 144A	6/27 at 102.00	N/R	2,365,860
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Mountain West Montessori Academy Project, Series 2020A:
750	3.125%, 6/15/29, 144A	No Opt. Call	N/R	785,835
475	5.000%, 6/15/39, 144A	12/29 at 100.00	N/R	537,292
1,955	Utah Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Refunding Series 2017A, 4.500%, 7/15/27, 144A	No Opt. Call	BB	2,105,946
815	Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson Reagan Academy Project, Refunding Series 2016A, 5.000%, 2/15/36, 144A	2/26 at 100.00	BB	888,489
	Utah Charter School Finance Authority, Revenue Bonds, Wallace Stegner Academy Project, Series 2019A:
415	3.625%, 6/15/29, 144A	6/27 at 100.00	N/R	434,082
1,350	5.000%, 6/15/39, 144A	6/27 at 100.00	N/R	1,474,835
39,350	Total Utah			40,651,636
	Vermont – 0.2%
2,190	Burlington, Vermont, Airport Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/28	7/22 at 100.00	Baa2	2,232,902
	Vermont Economic Development Authority, Revenue Bonds, Wake Robin Corporation Project, Series 2021A:
1,215	4.000%, 5/01/37 (WI/DD, Settling 10/21/21)	5/28 at 103.00	N/R	1,333,353
1,015	4.000%, 5/01/45 (WI/DD, Settling 10/21/21)	5/28 at 103.00	N/R	1,090,719

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Vermont (continued)
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Champlain College Project, Series 2016A:
$ 695	5.000%, 10/15/26	No Opt. Call	BBB	$821,455
875	5.000%, 10/15/28	10/26 at 100.00	BBB	1,021,536
1,000	5.000%, 10/15/30	10/26 at 100.00	BBB	1,154,540
1,000	5.000%, 10/15/31	10/26 at 100.00	BBB	1,149,830
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Saint Michael's College Project, Series 2012:
170	5.000%, 10/01/24	10/22 at 100.00	BBB	177,315
555	5.000%, 10/01/25	10/22 at 100.00	BBB	577,972
805	5.000%, 10/01/27	10/22 at 100.00	BBB	835,944
9,520	Total Vermont			10,395,566
	Virgin Islands – 0.7%
475	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	N/R	471,034
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C:
660	5.000%, 10/01/24	No Opt. Call	N/R	663,623
450	5.000%, 10/01/30	10/24 at 100.00	N/R	448,384
1,360	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A, 5.000%, 10/01/24	No Opt. Call	N/R	1,365,766
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A:
4,890	5.000%, 10/01/25	11/21 at 100.00	Caa2	4,901,443
2,710	5.000%, 10/01/29	11/21 at 100.00	Caa2	2,716,341
1,420	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24	No Opt. Call	Caa2	1,423,507
676	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	11/21 at 100.00	Caa2	677,582
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A:
355	5.000%, 10/01/27	10/22 at 100.00	Caa2	353,477
4,680	5.000%, 10/01/32	10/22 at 100.00	Caa2	4,646,164
470	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	11/21 at 100.00	Caa3	471,072
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B:
6,680	5.000%, 10/01/25	11/21 at 100.00	Caa3	6,589,152
275	5.250%, 10/01/29	11/21 at 100.00	Caa3	270,908
2,735	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	11/21 at 100.00	Caa3	2,728,190

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virgin Islands (continued)
	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A:
$ 1,700	6.625%, 10/01/29	11/21 at 100.00	Caa3	$1,713,838
1,780	6.750%, 10/01/37	11/21 at 100.00	Caa3	1,794,489
6,442	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Bond Anticipation Notes, Series 2020A, 7.500%, 7/01/22, 144A	No Opt. Call	N/R	6,472,495
3,610	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2003, 4.500%, 7/01/28 – AMBAC Insured	11/21 at 100.00	Caa2	3,620,036
1,000	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	11/21 at 100.00	Caa3	982,530
42,368	Total Virgin Islands			42,310,031
	Virginia – 0.4%
	Ballston Quarter Community Development Authority, Arlington County, Virginia, Revenue Bonds, Series 2016A:
1,000	5.000%, 3/01/26	No Opt. Call	N/R	959,100
2,000	5.125%, 3/01/31	3/27 at 100.00	N/R	1,834,780
2,730	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 2.750%, 11/01/29 (7)	11/24 at 100.00	N/R	2,066,037
680	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015, 4.500%, 3/01/25, 144A	No Opt. Call	N/R	707,458
1,330	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 4.000%, 3/01/25, 144A	No Opt. Call	N/R	1,367,666
	Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk Retirement Community, Inc, Harbor's Edge Project, Series 2019A:
500	5.000%, 1/01/34	1/24 at 104.00	N/R	547,260
9,750	5.250%, 1/01/54	1/24 at 104.00	N/R	10,606,732
405	Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds, Fort Norfolk Retirement Community, Inc - Harbor's Edge Project, Refunding Series 2014, 4.000%, 1/01/24	No Opt. Call	N/R	427,781
	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B:
1,480	5.000%, 7/01/23, 144A	No Opt. Call	Ba2	1,568,682
1,550	5.000%, 7/01/24, 144A	No Opt. Call	Ba2	1,690,337
1,635	5.000%, 7/01/25, 144A	No Opt. Call	Ba2	1,826,589
	Virginia College Building Authority, Educational Facilities Revenue Bonds, Regent University Project, Series 2021:
2,110	3.000%, 6/01/41	6/31 at 100.00	BBB-	2,174,186
105	4.000%, 6/01/46	6/31 at 100.00	BBB-	118,557
1,550	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A, 8.500%, 4/01/28, 144A	No Opt. Call	N/R	1,736,527
100	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/47 (AMT)	6/27 at 100.00	Baa3	119,161

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$ 345	Virginia Small Business Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48 (Mandatory Put 7/01/38), 144A (AMT)	7/23 at 100.00	B	$ 362,740
27,270	Total Virginia			28,113,593
	Washington – 0.9%
1,140	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A, 4.250%, 12/01/25	No Opt. Call	N/R	1,177,073
1,250	King County Public Hospital District 4, Washington, Hospital Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A, 6.250%, 12/01/45	12/25 at 100.00	N/R	1,383,375
	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
1,545	5.500%, 6/01/27 (AMT)	11/21 at 100.00	N/R	1,547,781
1,500	5.600%, 6/01/37 (AMT)	11/21 at 100.00	N/R	1,501,755
	Port of Pasco, Washington, Airport and General Port Revenue Bonds, Series 2014A:
1,110	5.000%, 12/01/23 (AMT)	No Opt. Call	A-	1,219,413
1,165	5.000%, 12/01/24 (AMT)	6/24 at 100.00	A-	1,298,299
1,000	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc Project, Series 2012, 5.000%, 4/01/30 (AMT)	4/23 at 100.00	BB	1,060,370
805	Seattle Housing Authority, Washington, Revenue Bonds, Newholly Phase I Project, Series 2016A, 3.550%, 10/01/46	10/26 at 100.00	AA	854,242
235	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	10/21 at 100.00	N/R	236,285
140	Tukwila, Washington, Special Assessment Bonds, Local Improvement District 33 Series 2013, 4.500%, 1/15/23	1/22 at 100.00	BBB	141,558
3,860	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series 2021A, 0.000%, 1/01/33, 144A (AMT) (7)	No Opt. Call	N/R	3,048,281
12,910	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32, 144A (AMT) (7)	1/28 at 100.00	N/R	9,682,500
1,130	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2018, 7.250%, 1/01/32, 144A (AMT) (7)	1/28 at 100.00	N/R	847,500
6,085	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2019A, 7.500%, 1/01/32, 144A (AMT) (7)	1/28 at 100.00	N/R	4,563,750
1,000	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior Series 2021B, 0.000%, 1/01/27, 144A (7)	No Opt. Call	N/R	755,000
5,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Tender Option Bonds Trust 2015-XF1017, 3.659%, 1/01/35, 144A (IF) (4)	7/24 at 100.00	BBB+	5,112,200
	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Refunding Series2021B Exchange Purchase:
6,000	3.000%, 7/01/43 – AGM Insured	7/31 at 100.00	BBB-	6,238,680
2,400	3.000%, 7/01/48 – AGM Insured	7/31 at 100.00	BBB-	2,473,632
1,000	Washington State Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, Series 2012, 5.000%, 10/01/27	4/22 at 100.00	Baa1	1,020,700

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$ 545	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Bayview Manor Senior Project, Refunding Series 2016A, 4.000%, 7/01/26, 144A	7/24 at 102.00	N/R	$561,562
1,140	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 6.000%, 7/01/25, 144A	No Opt. Call	N/R	1,256,303
100	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A, 6.000%, 10/01/22 (ETM), 144A	No Opt. Call	N/R (6)	102,852
70	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2013A, 5.000%, 1/01/23, 144A	No Opt. Call	N/R	71,898
1,000	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2016A, 5.000%, 1/01/31, 144A	1/25 at 102.00	BB	1,108,410
	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016:
2,910	5.000%, 7/01/31, 144A	7/26 at 100.00	N/R	3,205,889
2,000	5.000%, 7/01/36, 144A	7/26 at 100.00	N/R	2,184,720
	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, Series 2014A:
1,215	6.000%, 1/01/24, 144A	No Opt. Call	N/R	1,290,306
1,500	7.500%, 1/01/49, 144A	1/24 at 100.00	N/R	1,662,765
59,755	Total Washington			55,607,099
	West Virginia – 0.2%
	Glenville State College, West Virginia, Revenue Bonds, Refunding & Improvement Series 2017:
2,500	4.000%, 6/01/27	No Opt. Call	N/R	2,556,500
1,500	4.500%, 6/01/32	6/27 at 100.00	N/R	1,552,155
905	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc, Series 2013, 5.750%, 7/01/23 (ETM)	No Opt. Call	N/R (6)	963,554
1,140	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 4.500%, 6/01/27, 144A	No Opt. Call	N/R	1,243,580
220	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2021A, 4.125%, 6/01/43, 144A	6/31 at 100.00	N/R	244,706
2,825	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Arch Resources Project, Series 2021, 4.125%, 7/01/45 (Mandatory Put 7/01/25) (AMT)	1/25 at 100.00	B	2,984,160
	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington Hospital, Inc Project, Refunding & Improvement Series 2018A:
1,000	5.000%, 1/01/33	1/29 at 100.00	BBB+	1,229,440
1,180	5.000%, 1/01/34	1/29 at 100.00	BBB+	1,446,645
1,000	5.000%, 1/01/36	1/29 at 100.00	BBB+	1,218,720
12,270	Total West Virginia			13,439,460

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin – 3.8%
$ 205	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 4.250%, 6/01/23	No Opt. Call	N/R	$208,403
3,075	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32	12/27 at 100.00	N/R	3,161,715
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2017:
300	5.000%, 11/15/31	11/26 at 100.00	A	359,211
190	5.000%, 11/15/33	11/26 at 100.00	A	227,080
175	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 4.250%, 2/01/26, 144A	No Opt. Call	N/R	188,444
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2019A:
1,000	4.000%, 6/15/29, 144A	6/26 at 100.00	N/R	1,049,290
390	5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	417,908
875	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School, North Carolina, Series 2017A, 4.250%, 6/15/29, 144A	6/24 at 100.00	N/R	906,089
655	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A, 4.125%, 5/01/26, 144A	No Opt. Call	N/R	674,683
1,370	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 5.750%, 7/15/32	7/22 at 100.00	BB+	1,410,799
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Freedom Classical Academy Inc, Series 2020A:
650	5.000%, 1/01/31, 144A	1/28 at 100.00	N/R	727,785
355	5.000%, 1/01/42, 144A	1/28 at 100.00	N/R	384,398
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A:
7,925	4.100%, 6/15/26, 144A	No Opt. Call	N/R	8,095,150
3,010	5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	3,141,477
3,385	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy Charter School, North Carolina, Series 2017A, 5.000%, 6/15/27, 144A	6/24 at 100.00	N/R	3,471,385
1,470	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Pine Lake Preparatory, North Carolina, Series 2015, 4.350%, 3/01/25, 144A	No Opt. Call	BBB-	1,560,405
310	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A, 4.375%, 7/01/25, 144A	No Opt. Call	N/R	323,240
1,715	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A, 4.500%, 6/15/29, 144A	6/27 at 100.00	N/R	1,783,909
105	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc of North Carolina, Series 2012A, 5.500%, 10/01/22 (ETM)	No Opt. Call	Baa3 (6)	107,696
95	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc of North Carolina Project, Series 2014A, 4.125%, 10/01/24 (Pre-refunded 10/01/22)	10/22 at 100.00	Baa3 (6)	97,582

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017:
$ 1,245	6.000%, 3/01/22, 144A	No Opt. Call	N/R	$1,262,019
3,280	6.750%, 3/01/27, 144A	No Opt. Call	N/R	3,818,510
165	Public Finance Authority of Wisconsin, Education Revenue Bonds, Carolina International School, Series 2013A, 6.000%, 8/01/23, 144A	No Opt. Call	BB+	175,758
	Public Finance Authority of Wisconsin, Education Revenue Bonds, North Carolina Leadership Academy, Series 2019A:
325	4.000%, 6/15/29, 144A	6/26 at 100.00	N/R	349,018
440	5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	480,080
250	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore Academy, Series 2019A, 4.750%, 6/01/29, 144A	6/27 at 102.00	N/R	268,658
380	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2016A, 4.250%, 8/01/26, 144A	No Opt. Call	N/R	396,591
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A:
510	5.250%, 2/01/25	No Opt. Call	N/R	530,278
1,380	5.750%, 2/01/35	2/25 at 100.00	N/R	1,453,954
1,210	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	1,234,974
1,020	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc Project, Refunding Series 2015A, 5.000%, 9/01/25, 144A	No Opt. Call	BB	1,095,745
225	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson Valley Medical Center, Series 2021A, 4.000%, 12/01/41	12/31 at 100.00	BB+	259,232
22,285	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A, 6.250%, 8/01/27, 144A	No Opt. Call	N/R	24,767,995
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
21,495	5.000%, 12/01/27, 144A	No Opt. Call	N/R	22,692,916
12,615	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	14,101,678
1,690	Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds, Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A	No Opt. Call	N/R	1,174,719
1,700	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A, 6.250%, 10/01/31, 144A	10/27 at 100.00	N/R	1,721,760
1,000	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A	10/27 at 100.00	N/R	652,500
	Public Finance Authority of Wisconsin, Revenue Bonds, Foundation of The University of North Carolina at Charlotte, Series 2021A:
3,920	4.000%, 9/01/36 (WI/DD, Settling 10/13/21)	9/31 at 100.00	N/R	4,207,657
3,565	4.000%, 9/01/41 (WI/DD, Settling 10/13/21)	9/31 at 100.00	N/R	3,773,317
5,000	4.000%, 9/01/51 (WI/DD, Settling 10/13/21)	9/31 at 100.00	N/R	5,206,815
3,785	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc, Series 2017A, 5.000%, 12/01/27	No Opt. Call	BBB-	4,236,021

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 15,330	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A, 6.625%, 7/01/28, 144A	No Opt. Call	N/R	$14,915,937
1,655	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.000%, 4/01/25	No Opt. Call	BB	1,782,832
600	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2020, 5.000%, 4/01/30, 144A	No Opt. Call	BB	722,550
4,290	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Refunding Series 2017A, 4.250%, 6/01/27	6/23 at 104.00	N/R	4,552,162
3,410	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Series 2017B, 4.125%, 6/01/24	6/23 at 104.00	N/R	3,504,730
	Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC Obligated Group Aviation Facilities Project, Series 2021:
3,430	4.000%, 7/01/36 (AMT)	7/28 at 100.00	N/R	3,515,784
2,485	4.000%, 7/01/41 (AMT)	7/31 at 100.00	N/R	2,553,437
3,500	Public Finance Authority of Wisconsin, Revenue Bonds, Texas Biomedical Research Institute Project, Series 2021A, 3.000%, 6/01/48	6/31 at 100.00	Baa1	3,537,905
	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary's Woods at Marylhurst Inc, Series 2017A:
1,910	5.000%, 5/15/26, 144A	5/25 at 102.00	BB	2,111,696
1,215	5.000%, 5/15/31, 144A	5/25 at 102.00	BB	1,326,002
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
25,435	6.125%, 1/01/33, 144A	1/28 at 100.00	N/R	20,932,242
8,455	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	6,700,587
2,795	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	2,139,069
	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing Foundation - Cullowhee LLC - Western California University Project, Series 2015A:
140	5.000%, 7/01/22	No Opt. Call	BBB-	144,273
540	5.000%, 7/01/23	No Opt. Call	BBB-	576,995
17,930	Public Finance Authority of Wisconsin, Taxable Revenue Bonds, Vonore Fiber Products Sustainable Packaging Project, Green Bonds, Series 2019, 14.000%, 6/01/29, 144A	7/22 at 100.00	N/R	17,937,351
5,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by State Moral Obligation Junior Series 2020D, 0.000%, 12/15/45 – AGM Insured	12/30 at 56.77	A1	2,234,100
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Refunding Series 2017:
620	3.500%, 8/01/22	No Opt. Call	N/R	622,951
3,815	5.000%, 8/01/27	8/24 at 103.00	N/R	4,118,712
4,015	5.000%, 8/01/32	8/24 at 103.00	N/R	4,290,309
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Clement Manor, Inc, Series 2019:
1,000	4.250%, 8/01/34	8/26 at 103.00	N/R	927,760
2,300	4.500%, 8/01/39	8/26 at 103.00	N/R	2,111,722

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 940	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project Series 2014, 4.250%, 10/01/24	10/22 at 102.00	N/R	$973,502
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014:
1,485	5.000%, 5/01/24	No Opt. Call	BBB+	1,648,706
350	5.000%, 5/01/25	5/24 at 100.00	BBB+	387,597
800	5.000%, 5/01/26	5/24 at 100.00	BBB+	882,816
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc, Series 2014:
645	5.000%, 5/01/23	No Opt. Call	N/R	663,937
1,250	5.000%, 5/01/26	5/24 at 100.00	N/R	1,295,062
1,000	5.125%, 5/01/29	5/24 at 100.00	N/R	1,029,470
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2014A:
385	5.000%, 7/01/25	7/24 at 100.00	A	431,235
670	5.000%, 7/01/26	7/24 at 100.00	A	750,072
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2015B:
100	4.000%, 9/15/22	No Opt. Call	BBB-	103,322
100	4.000%, 9/15/23	9/22 at 100.00	BBB-	103,274
100	4.000%, 9/15/24	9/22 at 100.00	BBB-	103,196
100	4.000%, 9/15/25	9/22 at 100.00	BBB-	103,090
200	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/22 (ETM)	No Opt. Call	BBB+ (6)	208,334
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Vernon Memorial Healthcare Inc, Series 2014:
945	5.000%, 3/01/24	No Opt. Call	BB	1,014,335
525	5.000%, 3/01/25	3/24 at 100.00	BB	561,677
820	5.000%, 3/01/26	3/24 at 100.00	BB	874,366
1,095	5.000%, 3/01/27	3/24 at 100.00	BB	1,163,875
1,130	5.000%, 3/01/28	3/24 at 100.00	BB	1,197,438
4,020	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%, 12/01/29	12/22 at 102.00	N/R	4,194,468
2,500	Wisconsin Housing and Economic Development Authority, Multifamily Housing Bonds, Meadow Village Project Series 2020A, 5.000%, 7/01/37, 144A	7/28 at 102.00	N/R	2,747,025
243,770	Total Wisconsin			243,852,747

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wyoming – 0.1%
	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A:
$ 1,230	5.000%, 9/01/23	No Opt. Call	BB+	$1,320,331
1,045	5.000%, 9/01/24	9/23 at 100.00	BB+	1,130,387
1,360	5.000%, 9/01/25	9/23 at 100.00	BB+	1,467,182
1,310	5.000%, 9/01/30	9/23 at 100.00	BB+	1,397,102
4,945	Total Wyoming			5,315,002
$ 6,158,926	Total Municipal Bonds (cost $5,706,640,295)			5,890,177,842

Shares	Description (1)	Value
	COMMON STOCKS – 3.1%
	Electric Utilities – 3.1%
4,940,062	Energy Harbor Corp (9), (10), (11)	$ 198,684,354
	Total Common Stocks (cost $107,569,027)	198,684,354

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.9%
	Electric Utilities – 0.1%
$ 1,865	FirstEnergy Corp (7)	6.050%	8/15/21	N/R	2,331
1,165	FirstEnergy Corp (7)	6.800%	8/15/39	N/R	1,456
4,375	Talen Energy Supply LLC	6.500%	6/01/25	CCC	2,176,563
1,000	Talen Energy Supply LLC	10.500%	1/15/26	CCC	550,000
3,240	Talen Energy Supply LLC (12)	7.250%	5/15/27	B+	3,056,503
700	Talen Energy Supply LLC	6.625%	1/15/28	B+	649,250
2,945	Talen Energy Supply LLC	6.000%	12/15/36	CCC	1,223,117
15,290	Total Electric Utilities				7,659,220
	Health Care Providers & Services – 0.3%
22,745	Tower Health	4.451%	2/01/50	B+	20,353,363
	Hotels, Restaurants & Leisure – 0.2%
9,500	Wild Rivers Water Park	8.500%	11/01/51	N/R	9,469,558
	Metals & Mining – 0.3%
19,095	United States Steel Corp (12)	6.250%	3/15/26	B3	19,691,719
	Real Estate Management & Development – 0.0%
2,300	Zilkha Biomass Selma LLC (7), (8)	5.000%	8/01/28	N/R	981,870
25,045	Zilkha Biomass Selma LLC (7), (8)	10.000%	8/01/38	N/R	250
27,345	Total Real Estate Management & Development				982,120
$ 93,975	Total Corporate Bonds (cost $82,454,423)				58,155,980

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	EXCHANGE-TRADED FUNDS – 0.1%
120	VanEck High Yield Muni ETF	$ 7,497,600
	Total Exchange-Traded Funds (cost $7,605,000)	7,497,600
	Total Long-Term Investments (cost $5,904,268,745)	6,154,515,776

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.4%
	MONEY MARKET FUNDS – 0.4%
23,127,143	State Street Navigator Securities Lending Government Money Market Portfolio, (13)	0.030% (14)	$ 23,127,143
	Total Investments Purchased with Collateral from Securities Lending (cost $23,127,143)		23,127,143

Principal Amount	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.2%
	REPURCHASE AGREEMENTS – 4.5%
$ 245,000	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/21, repurchase price $245,000,000, collateralized by $210,740,300 U.S. Treasury Bond, 3.000%, due 11/15/44, value $249,900,063	0.010%	10/01/21	$245,000,000
38,654	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/21, repurchase price $38,654,471, collateralized by $34,631,000 U.S. Treasury Note, 0.125%, due 4/15/22, value $39,427,599	0.000%	10/01/21	38,654,471
	Total Repurchase Agreements (cost $283,654,471)			283,654,471

Principal Amount	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	MUNICIPAL BONDS – 0.7%
	Florida – 0.3%
$ 23,220	Florida Development Finance Corporation, Florida, Variable Rate Demand Obligations, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (15)	11/21 at 103.00	N/R	$ 23,687,883
	Iowa – 0.0%
925	Cedar Rapids, Iowa, Hospital Revenue Bonds, Variable Rate Demand Obligations, Mercy Medical Center Project, Series 2003 ARCs, 0.123%, 8/15/32 – AMBAC Insured (15)	No Opt. Call	A-	925,000
	Ohio – 0.4%
24,100	Ohio Air Quality Development Authority, Ohio, Variable Rate Demand Obligations, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (15)	No Opt. Call	N/R	24,100,000
$ 48,245	Total Municipal Bonds (cost $47,605,045)			48,712,883
$ 331,899	Total Short-Term Investments (cost $331,259,516)			332,367,354
	Total Investments (cost $6,258,655,404) – 102.7%			6,510,010,273
	Floating Rate Obligations – (2.4)%			(152,680,000)
	Other Assets Less Liabilities – (0.3)% (16)			(20,587,886)
	Net Assets – 100%			$6,336,742,387

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Investments in Derivatives
Futures Contracts - Short
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	(2,339)	12/21	$(288,760,032)	$(287,093,977)	$1,666,055	$(201,009)
U.S. Treasury 10-Year Note	(1,170)	12/21	(155,751,246)	(153,982,969)	1,768,277	(164,531)
Total			$(444,511,278)	$(441,076,946)	$3,434,332	$ (365,540)
Total receivable for variation margin on futures contracts						$ —
Total payable for variation margin on futures contracts						$(365,540)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35; FirstEnergy Solutions Corp, 6.050%, 8/15/21; FirstEnergy Solutions Corp, 6.800%, 8/15/39; Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33; Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40; Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(10)	For fair value measurement disclosure purposes, investment classified as Level 2.
(11)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $22,587,306.
(13)	The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(14)	The rate shown is the one-day yield as of the end of the reporting period.
(15)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(16)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
SIFMA	Securities Industry and Financial Market Association
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Strategic Municipal Opportunities Fund
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 102.5%
	MUNICIPAL BONDS – 101.5%
	Alabama – 2.2%
$ 6,000	Alabama Federal Aid Highway Finance Authority, Special Obligation Revenue Bonds, Series 2016A, 5.000%, 9/01/36	9/26 at 100.00	Aa1	$7,172,640
2,000	Alabama Federal Aid Highway Finance Authority, Special Obligation Revenue Bonds, Series 2017A, 5.000%, 6/01/37	9/27 at 100.00	Aa1	2,455,460
	Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018A:
1,500	4.000%, 7/01/38	7/28 at 100.00	A-	1,685,130
1,500	4.000%, 7/01/43	7/28 at 100.00	A-	1,668,645
5,445	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Green Series 2020, 6.375%, 11/01/50 (Mandatory Put 11/01/30) (AMT)	No Opt. Call	B3	6,903,008
1,000	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	B3	1,188,380
4,995	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B, 3.000%, 6/01/50 – AGM Insured (UB) (4)	6/30 at 100.00	A1	5,254,540
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Capital Appreciation Subordinate Lien Series 2013F, 0.000%, 10/01/50 (5)	10/23 at 105.00	BB	1,028,250
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 6.500%, 10/01/53	10/23 at 105.00	BB	1,156,040
250	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	272,900
3,855	Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 2, Series 2021B-1, 4.000%, 12/01/51 (Mandatory Put 12/01/31)	9/31 at 100.62	A1	4,673,802
28,545	Total Alabama			33,458,795
	Alaska – 0.1%
1,665	Alaska Industrial Development and Export Authority, Revenue Bonds, Greater Fairbanks Community Hospital Foundation Project, Refunding Series 2019, 4.000%, 4/01/34	4/29 at 100.00	A	1,916,282
	Arizona – 2.6%
1,000	Arizona Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Linder Village Project in Meridian, Ada County, Idaho, Series 2020, 5.000%, 6/01/31, 144A	No Opt. Call	N/R	1,177,600
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017A:
970	5.125%, 7/01/37, 144A	7/26 at 100.00	BB	1,114,501
1,000	5.250%, 7/01/47, 144A	7/26 at 100.00	BB	1,142,390
210	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2019, 5.000%, 7/01/54, 144A	7/29 at 100.00	BB	239,123
615	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Doral Academy of Northern Nevada, Series 2021A, 4.000%, 7/15/51, 144A	7/29 at 100.00	Ba1	668,942

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 2,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Projects, Series 2021B, 5.000%, 7/01/51, 144A	7/28 at 103.00	N/R	$2,014,420
4,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Projects, Taxable Series 2021A, 5.000%, 7/01/51, 144A	7/28 at 103.00	N/R	3,876,600
1,800	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Projects, Taxable Series 2021C, 6.000%, 7/01/29, 144A	No Opt. Call	N/R	1,786,932
40	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence Projects, Series 2017A, 5.250%, 7/01/47, 144A	7/22 at 101.00	N/R	40,991
100	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A, 4.000%, 7/15/50, 144A	7/28 at 100.00	BB+	106,343
400	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series 2019B, 5.000%, 7/01/39, 144A	7/29 at 100.00	Ba2	469,356
1,000	Maricopa County Industrial Development Authority, Arizona, Educational Facilities Revenue Bonds, Ottawa University Projects, Series 2020, 5.250%, 10/01/40, 144A	10/27 at 103.00	N/R	1,114,160
725	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/36	9/28 at 100.00	A2	895,824
2,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A, 5.000%, 7/01/32 (AMT)	7/27 at 100.00	A+	2,424,640
	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series 2021A:
1,625	5.000%, 7/01/36	7/31 at 100.00	Aa2	2,154,490
1,875	5.000%, 7/01/37	7/31 at 100.00	Aa2	2,477,944
2,435	5.000%, 7/01/38	7/31 at 100.00	Aa2	3,209,525
2,585	5.000%, 7/01/39	7/31 at 100.00	Aa2	3,397,801
1,420	4.000%, 7/01/40	7/31 at 100.00	Aa2	1,712,761
1,060	4.000%, 7/01/41	7/31 at 100.00	Aa2	1,274,756
1,695	4.000%, 7/01/42	7/31 at 100.00	Aa2	2,032,118
100	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	102,652
4,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020, 5.000%, 7/01/49, 144A	7/26 at 103.00	N/R	4,348,640
100	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%, 7/01/36	7/26 at 100.00	BB-	109,376
25	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019, 5.125%, 7/01/39	7/25 at 100.00	N/R	26,331
	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Medical Center, Series 2021A:
355	4.000%, 4/01/36	4/31 at 100.00	A	423,600
435	4.000%, 4/01/39	4/31 at 100.00	A	514,588
160	4.000%, 4/01/40	4/31 at 100.00	A	188,829
710	4.000%, 4/01/41	4/31 at 100.00	A	835,507
34,440	Total Arizona			39,880,740

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas – 0.5%
$ 2,500	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	B	$2,744,400
2,430	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49, 144A (AMT)	9/27 at 103.00	B	2,731,077
1,500	Arkansas Development Finance Authority, Revenue Bonds, Baptist Memorial Health Care, Refunding Series 2020B-1, 5.000%, 9/01/39	9/30 at 100.00	BBB+	1,857,810
6,430	Total Arkansas			7,333,287
	California – 10.0%
1,000	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.250%, 3/01/36	3/26 at 100.00	Ba3	1,115,480
3,815	California Community Housing Agency, California, Essential Housing Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A	8/31 at 100.00	N/R	4,077,739
3,570	California Community Housing Agency, California, Essential Housing Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%, 8/01/47, 144A	8/31 at 100.00	N/R	3,802,800
725	California Community Housing Agency, California, Essential Housing Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A	8/30 at 100.00	N/R	823,411
1,000	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A	4/29 at 100.00	N/R	1,112,720
2,270	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-2, 0.000%, 6/01/55	6/30 at 26.72	N/R	454,840
1,000	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Refunding Series 2016, 5.000%, 10/01/49	4/26 at 100.00	AA-	1,165,650
1,500	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital at Stanford, Refunding Series 2022A Forward Delivery, 4.000%, 5/15/46 (WI/DD, Settling 5/17/22)	5/32 at 100.00	A+	1,711,050
3,580	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2021-1, 3.500%, 11/20/35	No Opt. Call	BBB+	4,155,050
1,250	California Infrastructure and Economic Development Bank Infrastructure State, Revolving Fund Revenue Bonds, Tax Series 2020A, 2.786%, 10/01/43	10/30 at 100.00	AAA	1,243,612
250	California Infrastructure and Economic Development Bank, Revenue Bonds, WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%, 1/01/56, 144A	1/31 at 100.00	N/R	283,602
505	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc - Lincoln Project, Taxable Series 2019B, 5.000%, 10/01/39, 144A	10/27 at 100.00	N/R	552,470
6,415	California Municipal Finance Authority, Federal Lease Revenue Bonds, VA Oceanside Health Care Center Project, Taxable Series 2021, 3.637%, 7/01/30	4/30 at 100.00	Baa2	6,817,477
100	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project, Pinewood & Oakwood Schools, Series 2016B, 4.000%, 11/01/36, 144A	11/26 at 100.00	N/R	102,726
2,000	California Municipal Finance Authority, Revenue Bonds, University of the Pacific, Refunding Series 2020A, 3.000%, 11/01/48	11/30 at 100.00	A2	2,078,980
4,020	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	B+	4,554,982
840	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A	1/29 at 100.00	Baa3	1,011,587

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 1,000	California Public Finance Authority, Charter School Lease Revenue Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55, 144A	7/28 at 100.00	N/R	$1,061,590
400	California Public Finance Authority, Charter School Lease Revenue Bonds, Laverne Elementary Preparatory Academy Project, Series 2019A, 5.000%, 6/15/49, 144A	6/23 at 100.00	N/R	410,448
470	California Public Finance Authority, Senior Living Revenue Bonds, Enso Village, Refunding Green Series 2021A, 5.000%, 11/15/51, 144A	11/29 at 102.00	N/R	538,009
300	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education, Obligated Group, Series 2016A, 5.000%, 6/01/31, 144A	6/25 at 100.00	N/R	330,249
745	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep Public Schools, Obligated Group, Series 2020A, 5.000%, 6/01/60, 144A	6/28 at 100.00	N/R	761,450
500	California School Finance Authority, Educational Facility Revenue Bonds, River Springs Charter School Project, Series 2017A, 5.000%, 7/01/47, 144A	7/27 at 100.00	Ba2	552,635
	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Refunding Series 2022A:
2,500	5.000%, 8/01/28 (WI/DD, Settling 3/17/22)	No Opt. Call	A+	3,092,575
2,000	5.000%, 8/01/29 (WI/DD, Settling 3/17/22)	No Opt. Call	A+	2,538,300
2,500	5.000%, 8/01/30 (WI/DD, Settling 3/17/22)	No Opt. Call	A+	3,223,475
	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2021B:
1,220	4.000%, 5/01/38	5/31 at 100.00	A+	1,463,231
1,500	4.000%, 5/01/39	5/31 at 100.00	A+	1,794,030
	California State, General Obligation Bonds, Refunding Various Purpose Series 2021:
1,000	5.000%, 12/01/34	12/30 at 100.00	AA-	1,310,300
5,135	4.000%, 10/01/41	4/31 at 100.00	AA-	6,116,607
3,545	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/44	12/24 at 100.00	BB-	4,005,495
1,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/46, 144A	6/26 at 100.00	BB-	1,108,900
14,010	California Statewide Communities Development Authority, Revenue Bonds, Emanate Health, Series 2020A, 3.000%, 4/01/50	4/30 at 100.00	A	14,593,657
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2020A:
125	5.000%, 9/02/40	9/30 at 100.00	N/R	152,220
195	5.000%, 9/02/50	9/30 at 100.00	N/R	232,803
165	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39 (6)	11/21 at 100.00	N/R	158,698
1,000	CMFA Special Finance Agency VII, California, Essential Housing Revenue Bonds, Junior Lien Series 2021A-2, 4.000%, 8/01/47, 144A	8/31 at 100.00	N/R	1,042,890
2,000	CMFA Special Finance Agency VII, California, Essential Housing Revenue Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A	8/31 at 100.00	N/R	1,888,160
1,000	Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%, 9/01/39	11/21 at 100.00	N/R	1,002,100
6,180	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54, 144A	1/31 at 100.00	N/R	7,074,184

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 445	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Oceanaire-Long Beach, Series 2021A-1, 3.200%, 9/01/46, 144A	9/31 at 100.00	N/R	$453,335
930	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A	8/31 at 100.00	N/R	985,791
500	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series 2021B, 4.000%, 12/01/56, 144A	12/31 at 100.00	N/R	522,720
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2, 3.000%, 12/01/56	12/31 at 100.00	N/R	1,893,200
3,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56, 144A	7/31 at 100.00	N/R	3,169,800
	Fairfield, California, Certificates of Participation, Fairfield Water Financing Series 2007A:
1,920	0.000%, 4/01/36 – AGC Insured	No Opt. Call	AA	1,414,733
2,990	0.000%, 4/01/37 – AGC Insured	No Opt. Call	AA	2,144,009
12,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	10/21 at 22.54	CCC-	2,840,125
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1:
1,000	5.000%, 6/01/33	6/28 at 100.00	BBB	1,217,000
1,500	5.000%, 6/01/35	6/28 at 100.00	BB+	1,808,055
1,000	5.250%, 6/01/47	6/22 at 100.00	N/R	1,029,940
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2021B:
2,855	1.886%, 6/01/27	No Opt. Call	A+	2,880,755
4,015	2.246%, 6/01/29	No Opt. Call	A+	4,055,660
	Huntington Beach, California, Pension Obligation Bonds, Taxable Series 2021:
1,125	1.911%, 6/15/28 – BAM Insured	No Opt. Call	AA+	1,130,771
4,830	2.963%, 6/15/36 – BAM Insured	6/31 at 100.00	AA+	4,895,688
1,360	Irvine Ranch Water District, California, General Obligation Bonds, Series 2016, 5.250%, 2/01/41	8/26 at 100.00	AAA	1,643,927
1,165	Lammersville Schools Finance Authority, California, Lease Revenue Bonds, Cordes Elementary School, Series 2019, 3.000%, 10/01/49 – BAM Insured	10/27 at 100.00	A2	1,202,909
3,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A, 5.000%, 7/01/47 (UB) (4)	1/27 at 100.00	AA-	3,595,860
1,890	Los Angeles Municipal Improvement Corporation, California, Lease Revenue Bonds, Capital Equipment Program, Refunding Series 2021A, 1.648%, 11/01/28	No Opt. Call	AA-	1,880,361
2,500	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2018B-1, 5.250%, 7/01/42	1/28 at 100.00	Aa3	3,073,575
1,580	Palomar Community College District, San Diego County, California, General Obligation Bonds, Series 2010B, 0.000%, 8/01/45 (5)	8/40 at 100.00	AA	1,718,408
5,345	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/39 – AGM Insured	No Opt. Call	A2	3,508,511

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Ravenswood City School District, San Diego County, California, General Obligation Bonds, Election 2018 Series 2021A:
$ 150	4.000%, 8/01/36	8/29 at 100.00	AAA	$177,485
535	4.000%, 8/01/37	8/29 at 100.00	AAA	631,295
380	4.000%, 8/01/39	8/29 at 100.00	AAA	446,340
330	4.000%, 8/01/41	8/29 at 100.00	AAA	385,892
1,000	Rocklin, Placer County, California, Special Tax Bonds, Community Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39	9/25 at 100.00	N/R	1,117,990
1,040	Sacramento County, California, Airport System Revenue Bonds, Refunding Senior Series 2018C, 5.000%, 7/01/37 (AMT)	7/28 at 100.00	A	1,266,699
3,770	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/43, 144A	11/21 at 34.16	N/R	1,284,891
750	San Francisco Community College District, California, General Obligation Bonds, Taxable Election 2020 Series 2020A-1, 3.165%, 6/15/41	6/30 at 100.00	A1	752,865
750	San Francisco Municipal Transportation Agency, California, Revenue Bonds, Taxable Refunding Series 2021A, 1.302%, 3/01/28	No Opt. Call	AA-	739,192
	San Jose, California, Airport Revenue Bonds, Taxable Refunding Series 2021C:
500	1.882%, 3/01/28	No Opt. Call	A-	500,090
290	2.310%, 3/01/30	No Opt. Call	A-	292,938
1,750	2.960%, 3/01/36	3/31 at 100.00	A-	1,782,410
2,000	3.060%, 3/01/37	3/31 at 100.00	A-	2,022,780
420	3.290%, 3/01/41	3/31 at 100.00	A-	419,135
1,000	San Rafael Elementary School District, Marin County, California, General Obligation Bonds, Series 2005C, 0.000%, 8/01/30 – NPFG Insured	No Opt. Call	Baa2	859,350
	University of California, General Revenue Bonds, Taxable Series 2021BI:
1,000	1.272%, 5/15/27	No Opt. Call	AA	992,580
1,355	1.372%, 5/15/28	No Opt. Call	AA	1,334,174
156,800	Total California			151,587,421
	Colorado – 7.8%
2,630	64th Avenue ARI Authority, Adams County, Colorado, Special Revenue Bonds, Series 2020, 6.500%, 12/01/43	12/25 at 103.00	N/R	2,833,246
500	Alpine Mountain Ranch Metropolitan District, Routt County, Colorado, Special Assessment Revenue Bonds, Special Improvement District 2, Series 2021, 4.000%, 12/01/40	9/26 at 103.00	N/R	489,485
	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A:
1,000	4.375%, 12/01/28	12/23 at 103.00	N/R	1,074,190
1,000	5.125%, 12/01/48	12/23 at 103.00	N/R	1,070,680
1,000	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A, 5.000%, 12/01/48	9/24 at 103.00	N/R	1,062,890
1,500	Belford North Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50	12/25 at 103.00	N/R	1,635,840

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,000	Bennett Ranch Metropolitan District 1, Adams County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A, 5.000%, 12/01/51	3/26 at 103.00	N/R	$1,078,370
750	Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/48	12/23 at 103.00	N/R	770,377
1,000	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	1,090,870
1,500	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Junior Subordinate Series 2016, 7.000%, 12/15/57	11/21 at 100.00	N/R	1,140,240
500	Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado, Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39	11/21 at 100.00	N/R	500,570
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
2,900	5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	3,066,547
1,500	5.000%, 12/01/37, 144A	12/22 at 103.00	N/R	1,579,080
5,000	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	5,247,700
1,000	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51	12/25 at 103.00	N/R	1,092,100
1,700	Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 6.500%, 12/01/47	12/22 at 103.00	N/R	1,780,903
400	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017, 5.375%, 10/01/37	10/27 at 100.00	N/R	422,064
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, New Summit Charter Academy Project, Series 2021A:
100	4.000%, 7/01/41, 144A	7/31 at 100.00	N/R	107,426
100	4.000%, 7/01/51, 144A	7/31 at 100.00	N/R	105,872
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Cappella of Grand Junction Project, Series 2019, 5.000%, 12/01/54, 144A	12/26 at 103.00	N/R	508,675
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A, 5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	534,765
250	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46	12/23 at 103.00	N/R	269,482
2,315	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2018N, 5.000%, 3/15/38	3/28 at 100.00	AA-	2,814,091
500	Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/39	12/24 at 103.00	N/R	536,130
1,500	Crowfoot Valley Ranch Metropolitan District No 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/48	12/23 at 103.00	N/R	1,618,080
1,000	Dacono Urban Renewal Authority, Weld County, Colorado, Tax Increment Revenue Bonds, Series 2020, 6.250%, 12/01/39	12/25 at 103.00	N/R	1,067,090
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, 5.000%, 12/01/34 (AMT)	12/28 at 100.00	A	1,225,960

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
$ 1,250	5.000%, 12/01/29	12/26 at 100.00	BBB-	$1,470,175
2,000	5.000%, 12/01/30	12/26 at 100.00	BBB-	2,340,460
625	Denver International Business Center Metropolitan District 1, Denver, Colorado, General Obligation Bonds, Series 2019A, 4.000%, 12/01/48	6/24 at 100.00	BBB-	643,244
1,000	Denver International Business Center Metropolitan District 1, Denver, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2019B, 6.000%, 12/01/48	6/24 at 103.00	N/R	1,078,380
685	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2020A, 5.000%, 9/01/36	9/30 at 100.00	A	877,088
970	Flying Horse Metropolitan District 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2019, 6.000%, 12/01/49, 144A	9/24 at 103.00	N/R	1,029,170
1,000	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 5.750%, 12/01/30	12/24 at 100.00	N/R	1,052,890
	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A:
1,000	4.625%, 12/01/29, 144A	6/24 at 103.00	N/R	1,074,990
2,135	5.125%, 12/01/38, 144A	6/24 at 103.00	N/R	2,297,132
1,000	5.375%, 12/01/49, 144A	6/24 at 103.00	N/R	1,075,750
2,000	Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A	6/25 at 103.00	N/R	2,036,320
1,000	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Refunding Series 2020, 4.750%, 12/01/50	12/25 at 102.00	N/R	1,083,920
1,000	Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49	3/25 at 103.00	N/R	1,086,770
1,050	Independence Metropolitan District 3, Elbert County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49	6/24 at 103.00	N/R	1,129,999
2,500	Independence Water & Sanitation District, Elbert County, Colorado, Special Revenue Bonds, Series 2019, 7.250%, 12/01/38	6/24 at 103.00	N/R	2,696,450
500	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%, 12/15/50	12/23 at 103.00	N/R	536,100
615	Jones District Community Authority Board, Centennial, Colorado, Special Revenue Convertible Capital Appreciation Bonds, Series 2020A, 0.000%, 12/01/50	12/25 at 103.00	N/R	543,654
1,000	Kinston Metropolitan District 5, Loveland, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 4.625%, 12/01/35	12/25 at 103.00	N/R	1,103,500
1,000	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A, 5.250%, 12/01/47	12/23 at 103.00	N/R	1,065,830
500	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39	9/24 at 103.00	N/R	540,790
500	Littleton Village Metropolitan District No 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	11/21 at 103.00	N/R	515,710
	Mayberry Community Authority, Colorado Springs, El Paso County, Colorado, Special Revenue Bonds, Series 2021A:
500	5.000%, 12/01/41	6/26 at 103.00	N/R	527,275
500	5.000%, 4/15/51	6/26 at 103.00	N/R	519,955

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 500	Meadowbrook Heights Metropolitan District, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2021A(3), 4.875%, 12/01/51	9/26 at 103.00	N/R	$499,140
	Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2020A:
500	5.000%, 12/01/39	3/25 at 103.00	N/R	543,015
1,000	5.000%, 12/01/49	3/25 at 103.00	N/R	1,077,450
1,000	North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50	12/25 at 103.00	N/R	1,104,640
1,000	Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50	12/25 at 103.00	N/R	1,078,510
	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019:
2,500	5.000%, 12/01/39	12/24 at 103.00	N/R	2,732,125
6,500	5.000%, 12/01/49	12/24 at 103.00	N/R	7,047,560
500	Palisade Park West Metropolitan District, Broomfield County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax, Series 2019A, 5.125%, 12/01/49	6/24 at 103.00	N/R	535,700
290	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51, 144A	3/26 at 103.00	N/R	316,712
1,305	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30, 144A	12/22 at 100.00	N/R	1,334,571
980	Prairie Center Metropolitan District No 3, Brighton, Colorado, Special Revenue Bonds, Park and Recreation Improvements Series 2018, 5.125%, 12/15/42	12/23 at 103.00	N/R	1,047,199
	Prairie Center Metropolitan District No 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A:
1,560	4.125%, 12/15/27, 144A	12/26 at 100.00	N/R	1,654,318
2,000	5.000%, 12/15/41, 144A	12/26 at 100.00	N/R	2,171,600
500	Prairie Corner Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2021, 4.875%, 12/01/51	12/26 at 103.00	N/R	499,180
1,500	Prairie Farm Metropolitan District, In the City of Commerce City, Adams County, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Bonds, Series 2018A, 5.250%, 12/01/48	12/22 at 103.00	N/R	1,596,945
500	Raindance Metropolitan District 1, Acting by and through its Water Activity Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.000%, 12/01/40	12/25 at 103.00	N/R	545,185
2,000	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47	12/27 at 100.00	A2	2,385,500
	Rampart Range Metropolitan District 5, Lone Tree, Douglas County, Colorado, Limited Tax Supported and Special Revenue Bonds, Series 2021:
500	4.000%, 12/01/41 (WI/DD, Settling 10/05/21)	10/26 at 102.00	N/R	509,775
2,105	4.000%, 12/01/51 (WI/DD, Settling 10/05/21)	10/26 at 102.00	N/R	2,129,965
500	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A, 4.000%, 7/15/36	1/31 at 100.00	Baa2	590,880

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,865	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Series 2016A, 5.000%, 11/01/46	11/26 at 100.00	Aa2	$2,189,566
1,016	Silver Leaf Metropolitan District, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50	6/26 at 103.00	N/R	1,024,951
875	South Maryland Creek Ranch Metropolitan District, Summitt County, Colorado, Limited Tax General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47	12/23 at 103.00	N/R	939,164
1,400	South Sloan's Lake Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019, 4.000%, 12/01/39 – AGM Insured	12/29 at 100.00	Baa3	1,602,328
1,650	Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/40	12/25 at 103.00	N/R	1,817,508
500	Tallman Gulch Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Refunding and Improvement Bonds, Subordinate Limited Tax General Obligation Bonds, Series 2018A, 5.250%, 12/01/47	12/22 at 103.00	N/R	527,600
	Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2019A:
1,500	5.000%, 12/01/39	9/24 at 103.00	N/R	1,617,585
1,000	5.000%, 12/01/49	9/24 at 103.00	N/R	1,071,110
1,970	Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Convertible to Unlimited Tax Refunding Subordinate Series 2019, 3.250%, 12/15/50 – AGM Insured	12/24 at 103.00	AA	2,122,498
	Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019:
500	5.125%, 12/01/34	12/23 at 103.00	N/R	539,985
3,820	5.375%, 12/01/39	12/23 at 103.00	N/R	4,128,809
1,600	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-2, 0.000%, 12/01/50	12/23 at 81.31	N/R	1,169,280
2,000	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50	12/23 at 103.00	N/R	2,121,620
1,000	Verve Metropolitan District 1, Jefferson County and the City and County of Broomfield, Colorado, General Obligation Bonds, Refunding and Improvement Limited Tax Series 2021, 5.000%, 12/01/51	3/26 at 103.00	N/R	1,090,810
1,000	Willow Springs Ranch Metropolitan District, Monument, El Paso County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	1,074,250
2,000	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51	9/26 at 103.00	N/R	1,987,760
500	Windsor Highlands Metropolitan District 9, Windsor, Larimer County, Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/39	9/24 at 103.00	N/R	539,095
1,856	Woodmen Heights Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding Subordinate Series 2020B-2, 7.500%, 12/15/40	12/25 at 103.00	N/R	1,925,210
110,267	Total Colorado			117,937,374
	Connecticut – 1.0%
200	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc, Series 2004, 7.950%, 4/01/26 (AMT)	11/21 at 100.00	Caa1	200,182

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$ 100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc Project, Series 2016A, 5.000%, 9/01/46, 144A	9/26 at 100.00	BB	$110,795
2,025	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A, 3.000%, 7/01/39 – AGM Insured	7/29 at 100.00	A2	2,129,996
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2021L-1, 4.000%, 7/01/30	No Opt. Call	BBB+	606,325
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2020A:
1,000	4.000%, 5/01/36	5/30 at 100.00	AA-	1,188,190
3,750	5.000%, 5/01/37	5/30 at 100.00	AA-	4,785,563
750	5.000%, 5/01/38	5/30 at 100.00	AA-	954,840
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2021A:
1,645	4.000%, 5/01/36	5/31 at 100.00	AA-	1,979,856
1,040	5.000%, 5/01/41	5/31 at 100.00	AA-	1,333,519
1,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	1,145,350
12,010	Total Connecticut			14,434,616
	Delaware – 0.2%
	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center Project, Series 2018:
1,000	4.375%, 6/01/48	12/28 at 100.00	BBB	1,131,940
1,500	5.000%, 6/01/48	12/28 at 100.00	BBB	1,775,580
35	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation - Dover LLC Delaware State University Project, Series 2018A, 5.000%, 7/01/48	1/28 at 100.00	BB-	39,104
2,535	Total Delaware			2,946,624
	District of Columbia – 2.0%
65	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	BBB	71,600
275	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/35	10/29 at 100.00	Baa2	317,840
415	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/26 (AMT)	No Opt. Call	A+	499,664
1,500	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2019A, 5.000%, 10/01/34 (AMT)	10/29 at 100.00	A+	1,890,495
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2021A:
2,600	5.000%, 10/01/29 (AMT)	No Opt. Call	A+	3,328,832
2,695	5.000%, 10/01/30 (AMT)	No Opt. Call	A+	3,484,985
2,160	5.000%, 10/01/31 (AMT)	No Opt. Call	A+	2,844,072

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
	Washington Convention and Sports Authority, Washington DC, Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021A:
$ 505	4.000%, 10/01/35	10/30 at 100.00	A+	$601,904
1,265	4.000%, 10/01/39	10/30 at 100.00	A+	1,489,828
	Washington Convention and Sports Authority, Washington DC, Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021B:
370	4.000%, 10/01/33	10/30 at 100.00	A+	442,997
430	4.000%, 10/01/34	10/30 at 100.00	A+	513,437
185	4.000%, 10/01/35	10/30 at 100.00	A+	220,500
825	4.000%, 10/01/36	10/30 at 100.00	A+	980,447
1,000	4.000%, 10/01/37	10/30 at 100.00	A+	1,184,750
625	4.000%, 10/01/38	10/30 at 100.00	A+	738,600
1,005	4.000%, 10/01/39	10/30 at 100.00	A+	1,183,619
7,750	Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds, Green Series 2021A, 5.000%, 7/15/33	7/31 at 100.00	AA	10,306,338
23,670	Total District of Columbia			30,099,908
	Florida – 10.3%
3,105	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Shands Healthcare Project, Series 2007A, 0.950%, 12/01/37 (3-Month LIBOR *0.67% reference rate + 0.870% spread) (7)	11/21 at 100.00	A3	3,059,853
570	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Phases 3 and 4 Sub-Assessment Area One Project, Series 2021, 4.000%, 5/01/51	5/34 at 100.00	N/R	602,348
1,000	Ave Maria Stewardship Community District, Florida, Bond Anticipation Notes, Phase 4 Master Improvements Project, Series 2021, 3.500%, 5/01/26, 144A	5/23 at 100.00	N/R	994,540
1,000	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Ave Maria National Project, Series 2021, 3.750%, 5/01/41	5/31 at 100.00	N/R	1,037,990
500	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 3 Master Improvements Project, Series 2021, 4.000%, 5/01/52	5/32 at 100.00	N/R	523,275
485	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2021 Project Series 2021, 4.000%, 5/01/52	5/31 at 100.00	N/R	504,972
1,000	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2021, 4.000%, 5/01/51, 144A	5/31 at 100.00	N/R	1,040,360
345	Bay Laurel Center Community Development District, Marion County, Florida, Special Assessment Bonds, Refunding Indigo Series 2016, 4.125%, 5/01/31	5/27 at 100.00	N/R	366,100
1,000	Beaumont Community Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1, 5.625%, 11/01/49, 144A	11/29 at 100.00	N/R	1,143,120
	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B:
1,500	4.000%, 9/01/37 (AMT) (UB) (4)	9/29 at 100.00	A	1,723,320
2,500	4.000%, 9/01/39 (AMT) (UB) (4)	9/29 at 100.00	A	2,858,950
240	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc Project, Series 2015, 5.750%, 7/01/30, 144A	7/25 at 100.00	N/R	259,644
3,225	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020, 5.000%, 12/15/40, 144A	7/26 at 100.00	N/R	3,487,708

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 255	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, South Tech Schools Project, Series 2020A, 5.000%, 6/15/55, 144A	6/27 at 100.00	N/R	$271,200
900	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Imagine School at North Manatee, Series 2021A, 5.000%, 6/01/56, 144A	6/31 at 100.00	N/R	1,005,876
1,000	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pineapple Cove Classical Academy, Series 2019A, 5.250%, 7/01/49, 144A	1/29 at 100.00	N/R	1,114,410
100	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, The Florida Charter Educational Foundation, Inc Projects, Series 2018A, 5.375%, 6/15/48, 144A	6/28 at 100.00	N/R	111,039
50	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018, 6.100%, 8/15/38, 144A	8/28 at 100.00	N/R	55,110
	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2021:
500	4.000%, 8/15/51, 144A	8/28 at 100.00	N/R	480,580
1,000	4.200%, 8/15/56, 144A	8/28 at 100.00	N/R	959,300
500	4.250%, 8/15/61, 144A	8/28 at 100.00	N/R	478,695
1,000	Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund, LLC, Charter School Portfolio Projects, Series 2021A-1, 5.000%, 7/01/56, 144A	7/31 at 100.00	N/R	1,163,220
2,610	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A (6), (8)	6/28 at 100.00	N/R	1,429,001
100	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A, 4.375%, 6/15/27, 144A	No Opt. Call	N/R	105,702
500	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A, 5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	545,545
1,000	Capital Trust Agency, Florida, Revenue Bonds, St Johns Classical Academy, Refunding Series 2021A, 4.000%, 6/15/56, 144A	6/30 at 100.00	N/R	1,020,220
100	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A, 5.000%, 10/15/47, 144A	10/27 at 100.00	Ba2	110,608
100	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2019A, 5.000%, 10/15/39, 144A	10/27 at 100.00	Ba2	111,952
	Central Florida Expressway Authority, Revenue Bonds, Refunding Senior Lien Series 2021:
1,090	4.000%, 7/01/34 – AGM Insured	7/31 at 100.00	AA	1,333,223
195	4.000%, 7/01/37 – AGM Insured	7/31 at 100.00	AA	236,108
600	4.000%, 7/01/38 – AGM Insured	7/31 at 100.00	AA	723,918
530	4.000%, 7/01/39 – AGM Insured	7/31 at 100.00	AA	637,648
1,500	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49, 144A (AMT)	10/27 at 100.00	N/R	1,646,715
150	Copperspring Community Development District, Pasco County, Florida, Special Assessment Bonds, Series 2019, 4.000%, 12/15/39	12/29 at 100.00	N/R	161,015
1,000	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area One, Series 2018A, 5.100%, 5/01/48, 144A	5/28 at 100.00	N/R	1,100,620
500	Eden Hills Community Development District, Lake Alfred, Florida, Special Assessment Revenue Bonds, Phase 1 Series 2020, 4.125%, 5/01/51	5/30 at 100.00	N/R	522,400
1,000	Escambia County Health Facilities Authority, Florida, Health Care Facilities Revenue Bonds, Baptist Health Care Corporation Obligated, Series 2020A, 4.000%, 8/15/45 – AGM Insured (UB) (4)	2/30 at 100.00	A2	1,155,760

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 290	Fiddlers Creek Community Development District 2, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2019, 5.000%, 5/01/35	5/29 at 100.00	N/R	$340,199
100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc Projects, Series 2016A, 4.750%, 7/15/36, 144A	7/26 at 100.00	N/R	107,828
1,250	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Mater Academy Projects, Series 2020A, 5.000%, 6/15/40, 144A	6/27 at 100.00	BBB	1,439,663
500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2012A, 6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	510,775
100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2020C, 5.000%, 9/15/40, 144A	9/27 at 100.00	N/R	111,567
500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, River City Science Academy Projects, Series 2021A, 4.000%, 7/01/55	7/28 at 100.00	Baa3	528,325
1,510	Florida Development Finance Corporation, Florida, Solid Waste Disposal Revenue Bonds, Waste Pro USA, Inc Project, Series 2019, 5.000%, 5/01/29, 144A (AMT)	5/22 at 105.00	N/R	1,615,624
12,320	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49, 144A (AMT)	1/24 at 107.00	N/R	13,414,878
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A:
10,100	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	11/21 at 104.00	N/R	10,318,968
2,120	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	11/21 at 104.00	N/R	2,161,149
	Florida Development Finance Corporation, Healthcare Facilities Revenue Bonds, Lakeland Regional Health Systems, Series 2021:
1,585	4.000%, 11/15/35	11/31 at 100.00	A2	1,938,011
1,165	4.000%, 11/15/36	11/31 at 100.00	A2	1,418,015
1,485	4.000%, 11/15/37	11/31 at 100.00	A2	1,801,350
1,390	4.000%, 11/15/38	11/31 at 100.00	A2	1,681,400
1,255	4.000%, 11/15/39	11/31 at 100.00	A2	1,513,655
1,100	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1, 5.000%, 6/01/48, 144A	6/28 at 100.00	N/R	1,286,791
5,000	Florida State Board of Governors, Dormitory Revenue Bonds, University of Florida, Series 2021A, 4.000%, 7/01/35	7/31 at 100.00	AA-	6,071,000
1,000	Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013, 5.000%, 11/15/36 (AMT)	5/23 at 100.00	N/R	1,049,180
500	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-1, 5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	565,415
6,875	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A, 3.500%, 8/01/55 (UB) (4)	2/31 at 100.00	Baa1	7,382,581
1,500	Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks Rehabilitation, Series 2020, 4.000%, 11/01/45	11/29 at 100.00	A-	1,697,475
2,000	Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A, 5.250%, 10/01/42	10/27 at 100.00	A1	2,478,900

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	JEA, Florida, Water and Sewer System Revenue Bonds, Series 2021A:
$ 1,255	4.000%, 10/01/38	10/31 at 100.00	Aa3	$1,529,343
435	4.000%, 10/01/39	10/31 at 100.00	Aa3	528,551
2,140	3.000%, 10/01/40	10/31 at 100.00	Aa3	2,323,869
1,440	3.000%, 10/01/41	10/31 at 100.00	Aa3	1,558,858
175	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Ranch South Project, Series 2016, 5.000%, 5/01/36	5/26 at 100.00	N/R	190,890
1,000	Magic Place Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2019, 4.500%, 5/01/51	5/30 at 100.00	N/R	1,038,910
	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Series 2021B:
1,535	4.000%, 11/15/46	11/31 at 100.00	Baa1	1,757,667
5,675	3.000%, 11/15/51	11/31 at 100.00	Baa1	5,787,932
2,080	4.000%, 11/15/51	11/31 at 100.00	Baa1	2,366,666
100	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017, 5.875%, 7/01/37, 144A	7/27 at 100.00	N/R	110,119
2,500	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	BBB+	2,769,850
1,670	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2020A, 4.000%, 10/01/39	10/30 at 100.00	A-	1,959,261
7,000	Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series 2021A-2, 3.000%, 10/01/45 – AGM Insured	10/31 at 100.00	A3	7,345,310
	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2021:
510	3.000%, 10/01/36	4/31 at 100.00	A+	559,516
1,195	3.000%, 10/01/40	4/31 at 100.00	A+	1,296,240
145	Mirada Community Development District, Pasco County, Florida, Bond Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24	11/21 at 100.00	N/R	145,215
1,500	Mirada II Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,553,115
	Miramar, Florida, Special Obligation Revenue Bonds, Taxable Refunding Series 2021:
3,255	2.343%, 10/01/33	10/31 at 100.00	AA-	3,246,374
1,765	2.443%, 10/01/34	10/31 at 100.00	AA-	1,760,729
2,395	2.543%, 10/01/35	10/31 at 100.00	AA-	2,389,755
2,590	2.743%, 10/01/37	10/31 at 100.00	AA-	2,583,758
1,000	2.793%, 10/01/38	10/31 at 100.00	AA-	998,720
160	North Park Isle Community Development District, Plant City, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019, 4.500%, 5/01/40	5/29 at 100.00	N/R	173,069
1,000	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2021, 4.000%, 8/01/51	8/31 at 100.00	N/R	1,049,720
100	Pinellas County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc, Project, Series 2019, 5.000%, 7/01/29	No Opt. Call	N/R	111,881

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 420	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2021, 2.850%, 5/01/31	No Opt. Call	N/R	$415,128
165	Rhodine Road North Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019, 4.750%, 5/01/50	5/29 at 100.00	N/R	179,688
	Sarasota National Community Development District, Florida, Special Assessment Bonds, Refunding Series 2020:
1,000	3.500%, 5/01/31	5/30 at 100.00	N/R	1,070,260
1,135	4.000%, 5/01/39	5/30 at 100.00	N/R	1,222,009
500	Sawyers Landing Community Development District, Florida, Special Assessment Revenue Bonds, Series 2021, 4.250%, 5/01/53	5/31 at 100.00	N/R	520,350
1,560	Seminole County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A, 5.750%, 11/15/54	11/26 at 103.00	N/R	1,744,142
500	Spencer Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019, 5.250%, 5/01/49	5/29 at 100.00	N/R	562,865
750	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 2 Project 2021, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	773,483
300	Summit View Community Development District, Dade City, Florida, Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41	No Opt. Call	N/R	294,840
	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Series 2020A:
3,305	0.000%, 9/01/45	9/30 at 54.56	A+	1,419,927
4,644	0.000%, 9/01/49	9/30 at 46.08	A+	1,671,283
3,790	0.000%, 9/01/53	9/30 at 38.62	A+	1,135,143
205	Tampa, Florida, Revenue Bonds, H Lee Moffitt Cancer Center and Research Institute, Series 2020B, 4.000%, 7/01/39	7/30 at 100.00	A-	237,804
2,000	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series 2017B, 4.000%, 7/01/42	7/28 at 100.00	A2	2,268,840
1,000	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, South Assessment Area Series 2021B, 4.625%, 5/01/36, 144A	9/23 at 100.00	N/R	985,370
500	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3B Project, Series 2019, 4.625%, 5/01/50	5/30 at 100.00	N/R	545,690
1,420	Tradition Community Development District 9, Port Saint Lucie, Florida, Special Assessment Bonds, Series 2021, 3.000%, 5/01/41	5/31 at 100.00	N/R	1,380,907
	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019A:
100	4.625%, 5/01/39	5/29 at 100.00	N/R	109,664
200	4.750%, 5/01/50	5/29 at 100.00	N/R	216,844
90	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Series 2019, 4.625%, 5/01/39	5/29 at 100.00	N/R	98,777
700	Windward Community Development District, Florida, Special Assessment Bonds, Series 2020A-1, 4.500%, 5/01/51	5/30 at 100.00	N/R	737,121
153,299	Total Florida			156,240,247

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia – 1.2%
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
$ 1,500	6.750%, 1/01/35	1/28 at 100.00	N/R	$1,132,620
500	7.000%, 1/01/40	1/28 at 100.00	N/R	376,455
1,000	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/40 (AMT)	7/29 at 100.00	A+	1,143,920
7,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2021A, 4.000%, 2/15/51	2/31 at 100.00	A	8,525,850
200	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A, 5.000%, 1/01/36	7/28 at 100.00	BBB+	244,168
1,500	Municipal Electric Authority of Georgia, General Resolution Projects Subordinated Bonds, Series 20188HH, 5.000%, 1/01/29	1/28 at 100.00	A-	1,852,740
1,500	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2016A, 5.000%, 1/01/28	7/26 at 100.00	BBB+	1,781,580
3,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	A3	3,239,250
16,700	Total Georgia			18,296,583
	Guam – 0.5%
1,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/27	11/25 at 100.00	BB	1,156,120
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2021F Forward Delivery:
185	5.000%, 1/01/30 (WI/DD, Settling 10/07/21)	No Opt. Call	Ba1	231,670
185	5.000%, 1/01/31 (WI/DD, Settling 10/07/21)	No Opt. Call	Ba1	236,271
435	4.000%, 1/01/36 (WI/DD, Settling 10/07/21)	1/31 at 100.00	Ba1	502,908
420	4.000%, 1/01/42 (WI/DD, Settling 10/07/21)	1/31 at 100.00	Ba1	470,236
1,700	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Refunding Series 2021A, 5.000%, 11/01/35	5/31 at 100.00	Ba1	2,143,445
	Guam AB Won Pat International Airport Authority, Revenue Bonds, Series 2021A:
610	2.699%, 10/01/26	No Opt. Call	Baa2	617,643
550	3.189%, 10/01/29	No Opt. Call	Baa2	555,434
600	3.339%, 10/01/30	No Opt. Call	Baa2	608,760
620	3.489%, 10/01/31	No Opt. Call	Baa2	632,475
490	3.839%, 10/01/36	10/31 at 100.00	Baa2	505,665
90	Guam Government, General Obligation Bonds, Series 2019, 5.000%, 11/15/31 (AMT)	5/29 at 100.00	BB-	104,028
6,885	Total Guam			7,764,655
	Idaho – 0.2%
1,000	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2018A, 5.000%, 3/01/36	9/28 at 100.00	A-	1,228,230

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho (continued)
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2021A:
$ 645	4.000%, 7/15/38	7/31 at 100.00	A2	$769,724
500	4.000%, 7/15/39	7/31 at 100.00	A2	594,990
2,145	Total Idaho			2,592,944
	Illinois – 6.5%
500	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2019, 5.250%, 3/01/41	3/28 at 100.00	N/R	528,920
1,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	1,215,660
1,335	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/35	12/24 at 100.00	BB	1,485,641
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2012B:
1,000	5.000%, 12/01/34	12/22 at 100.00	Ba3	1,041,870
1,000	4.000%, 12/01/35	12/22 at 100.00	Ba3	1,027,060
3,250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/30	12/27 at 100.00	BB	3,923,042
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34	12/27 at 100.00	BB	1,195,460
2,000	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/31	12/26 at 100.00	AA	2,428,820
780	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A, 5.000%, 12/01/55 (UB) (4)	12/29 at 100.00	A+	944,674
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014:
5,000	5.250%, 12/01/49	12/24 at 100.00	AA	5,718,600
7,500	5.250%, 12/01/49 (UB) (4)	12/24 at 100.00	AA	8,577,900
100	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	103,004
1,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2016C, 5.000%, 1/01/32	1/26 at 100.00	A	1,175,050
3,830	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2016D, 5.000%, 1/01/47	1/27 at 100.00	A	4,551,955
1,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2016G, 5.000%, 1/01/52 (AMT)	1/27 at 100.00	A	1,173,960
1,000	Chicago, Illinois, General Obligation Bonds, Project Series 2011A, 5.000%, 1/01/40	11/21 at 100.00	Ba1	1,009,360
2,000	Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A, 5.000%, 1/01/30	No Opt. Call	BBB-	2,535,860
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A:
1,825	5.000%, 11/15/31	11/30 at 100.00	A2	2,390,896
1,200	5.000%, 11/15/32	11/30 at 100.00	A2	1,566,948
1,175	5.000%, 11/15/33	11/30 at 100.00	A2	1,527,829

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A:
$ 180	4.000%, 11/15/39	11/30 at 100.00	AA-	$209,761
485	4.000%, 11/15/40	11/30 at 100.00	AA-	563,032
5,000	Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Refunding Series 2018A, 4.125%, 5/15/47	11/28 at 100.00	A3	5,672,500
485	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A, 5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	550,150
1,025	Illinois Finance Authority, Health Services Facility Lease Revenue Bonds, Provident Group - UIC Surgery Center, LLC - University of Illinois Health Services Facility Project, Series 2020, 4.000%, 10/01/50	10/30 at 100.00	BBB+	1,146,934
6,810	Illinois Finance Authority, Local Government Program Revenue Bonds, Maine Township High School District Number 207 Project, Series 2019, 4.000%, 12/01/36	12/29 at 100.00	Aa1	8,073,323
250	Illinois Finance Authority, Revenue Bonds, Acero Charter Schools, Inc, Series 2021, 4.000%, 10/01/42, 144A	10/31 at 100.00	BB+	275,300
875	Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services, Series 2019A, 5.000%, 11/01/49	11/26 at 103.00	N/R	965,764
	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A:
225	5.000%, 10/01/46 (Pre-refunded 10/01/25) (UB)	10/25 at 100.00	N/R (9)	264,769
25	5.000%, 10/01/46 (UB) (4)	10/25 at 100.00	AA-	28,977
4,400	Illinois State, General Obligation Bonds, Build America Taxable Bonds, Series 2010-4, 7.100%, 7/01/35	No Opt. Call	BBB-	5,723,256
6,195	Illinois State, General Obligation Bonds, Build America Taxable Bonds, Series 2010-5, 7.350%, 7/01/35	No Opt. Call	BBB-	7,868,765
5,000	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 6.725%, 4/01/35	No Opt. Call	BBB-	6,175,850
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2022A:
855	0.000%, 12/15/35 (WI/DD, Settling 3/17/22)	12/31 at 90.33	BB+	608,067
1,715	0.000%, 6/15/36 (WI/DD, Settling 3/17/22)	12/31 at 89.03	BB+	1,197,516
1,715	0.000%, 6/15/37 (WI/DD, Settling 3/17/22)	12/31 at 86.57	BB+	1,157,745
2,145	0.000%, 12/15/38 (WI/DD, Settling 3/17/22)	12/31 at 82.94	BB+	1,378,999
2,055	0.000%, 6/15/39 (WI/DD, Settling 3/17/22)	12/31 at 81.66	BB+	1,295,164
2,000	0.000%, 6/15/40 (WI/DD, Settling 3/17/22)	12/31 at 79.15	BB+	1,216,000
855	0.000%, 6/15/41 (WI/DD, Settling 3/17/22)	12/31 at 76.71	BB+	501,150
730	0.000%, 12/15/41 (WI/DD, Settling 3/17/22)	12/31 at 75.58	BB+	421,130
1,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 0.000%, 12/15/52 – BAM Insured	No Opt. Call	AA	625,620
2,500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/37 – NPFG Insured	No Opt. Call	BB+	1,693,700
430	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39	1/26 at 100.00	N/R	444,899

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Second Lien Series 2020A:
$ 2,500	5.000%, 1/01/29	No Opt. Call	AA-	$3,162,525
3,000	5.000%, 1/01/30	No Opt. Call	AA-	3,864,030
90,450	Total Illinois			99,207,435
	Indiana – 1.0%
1,420	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A	6/30 at 100.00	N/R	1,544,293
1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014, 5.000%, 10/01/39	10/24 at 100.00	Baa1	1,108,350
110	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B3	112,734
1,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2020, 6.750%, 5/01/39 (AMT)	11/30 at 100.00	B3	1,321,570
490	Indiana Finance Authority, Hospital Revenue Bonds, King's Daughters' Hospital and Health Services, Series 2010, 5.125%, 8/15/27	11/21 at 100.00	Baa2	491,607
3,250	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.250%, 1/01/51 (AMT)	7/23 at 100.00	BBB+	3,492,352
2,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/40	10/24 at 100.00	A+	2,244,980
2,500	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006B-7, 5.000%, 11/15/46	11/26 at 100.00	Aa2	2,975,550
1,770	Northern Indiana Commuter Transportation District, Indiana, Limited Obligation Revenue Bonds, Series 2016, 5.000%, 7/01/35	7/26 at 100.00	AA-	2,097,521
13,540	Total Indiana			15,388,957
	Iowa – 0.5%
1,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health, Series 2016E, 4.000%, 8/15/46	2/26 at 100.00	A1	1,092,460
1,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba2	1,024,350
115	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	10/21 at 103.00	B+	116,803
1,250	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	1,341,063
3,340	Iowa Finance Authority, State Revolving Fund Revenue Bonds, Green Series 2021A, 5.000%, 8/01/40	8/31 at 100.00	AAA	4,391,699
6,705	Total Iowa			7,966,375
	Kansas – 0.5%
	Kansas Development Finance Authority, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021B:
1,575	5.000%, 11/15/54 (Mandatory Put 11/15/31)	No Opt. Call	AA	2,097,585
680	5.000%, 11/15/54 (Mandatory Put 11/15/28)	No Opt. Call	AA	861,091

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)
$ 990	Kansas Independent College Finance Authority, Educational Facilities Revenue Bonds, Ottawa University Project, Series 2015, 7.000%, 6/01/45, 144A	6/22 at 103.00	N/R	$1,038,579
	Overland Park Development Corporation, Kansas, Revenue Bonds, Convention Center Hotel, Refunding & improvement Series 2019:
1,680	5.000%, 3/01/25	No Opt. Call	BB-	1,750,762
1,500	5.000%, 3/01/44	3/29 at 100.00	BB-	1,538,505
500	5.000%, 3/01/49	3/29 at 100.00	BB-	511,680
6,925	Total Kansas			7,798,202
	Kentucky – 1.3%
60	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King's Daughters Medical Center Project, Refunding Series 2019, 4.000%, 2/01/35	2/30 at 100.00	BBB-	68,345
1,000	Bell County, Kentucky, Special Assessment Industrial Building Revenue Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40	12/30 at 100.00	N/R	1,056,130
3,255	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%, 10/01/34 (AMT)	6/31 at 100.00	A	3,331,688
4,315	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32 (AMT)	6/31 at 100.00	A	4,418,905
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc, Series 2017A, 5.000%, 12/01/45 – AGM Insured (UB) (4)	12/27 at 100.00	A2	1,216,910
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
1,500	5.000%, 7/01/27	7/25 at 100.00	Baa2	1,699,650
1,000	5.000%, 7/01/30	7/25 at 100.00	Baa2	1,118,760
2,500	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project, Refunding Series 2016A, 5.000%, 9/01/36 – NPFG Insured	9/26 at 100.00	Baa1	2,987,275
1,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 122, Series 2019A, 4.000%, 11/01/34	11/28 at 100.00	A1	1,146,290
1,000	Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton Project, Series 2020B, 5.500%, 12/01/60	12/30 at 100.00	N/R	1,025,960
1,475	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44 (Mandatory Put 9/01/27) (AMT)	No Opt. Call	A	1,472,772
18,105	Total Kentucky			19,542,685
	Louisiana – 2.1%
2,785	Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue Bonds, Lake Charles Memorial Hospital, Refunding Series 2019, 5.000%, 12/01/34	12/29 at 100.00	BB	3,350,271
1,000	Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2021, 4.000%, 6/01/51	6/31 at 100.00	N/R	1,040,640
280	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A	11/28 at 100.00	N/R	308,378
1,150	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln Preparatory School Project, Series 2021A, 5.250%, 6/01/51, 144A	6/31 at 100.00	N/R	1,252,615

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A:
$ 5,355	3.000%, 5/15/47 (UB) (4)	5/30 at 100.00	A3	$5,637,423
2,145	4.000%, 5/15/49 (UB) (4)	5/30 at 100.00	A3	2,445,815
500	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Young Audiences Charter School, Series 2019A, 5.000%, 4/01/57, 144A	4/27 at 100.00	N/R	514,245
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Taxable Refunding Series 2021:
2,000	2.839%, 6/01/41 – AGM Insured	6/31 at 100.00	BBB+	1,996,140
1,500	2.939%, 6/01/45 – AGM Insured	6/31 at 100.00	BBB+	1,478,685
2,160	New Orleans, Louisiana, Water Revenue Bonds, Taxable Refunding Series 2021, 2.889%, 12/01/41 – AGM Insured	12/31 at 100.00	BBB+	2,142,050
4,000	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2008, 6.100%, 6/01/38 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	5,212,560
500	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010, 6.350%, 7/01/40, 144A	6/30 at 100.00	BB-	661,365
725	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010A, 6.350%, 10/01/40, 144A	6/30 at 100.00	BB-	958,979
1,000	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010B, 6.100%, 12/01/40 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	1,303,140
1,000	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2011, 5.850%, 8/01/41 (Mandatory Put 6/01/25), 144A	No Opt. Call	BB-	1,135,890
1,000	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37 (Mandatory Put 7/01/26)	No Opt. Call	BBB-	1,045,000
780	Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, North Oaks Health System Project, Refunding Series 2021, 4.000%, 2/01/39 (WI/DD, Settling 10/21/21)	2/31 at 100.00	BBB+	894,005
27,880	Total Louisiana			31,377,201
	Maryland – 1.6%
2,840	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/39	9/27 at 100.00	CCC	3,007,077
200	Frederick County, Maryland, Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020A, 5.000%, 7/01/43, 144A	7/30 at 102.00	N/R	235,326
145	Frederick County, Maryland, Tax Increment and Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020B, 4.625%, 7/01/43, 144A	7/30 at 102.00	N/R	171,767
	Maryland Department of Transportation, Special Transportation Project Revenue Bonds, Series 2021B:
205	4.000%, 8/01/37 (AMT)	8/31 at 100.00	A	242,839
230	4.000%, 8/01/38 (AMT)	8/31 at 100.00	A	271,710
275	4.000%, 8/01/39 (AMT)	8/31 at 100.00	A	323,947
685	4.000%, 8/01/40 (AMT)	8/31 at 100.00	A	801,649
685	4.000%, 8/01/41 (AMT)	8/31 at 100.00	A	799,272
7,990	Maryland Economic Development Corporation, Federal Lease Revenue Bonds, SSA Baltimore Project, Taxable Series 2021, 3.997%, 4/01/34	1/34 at 100.00	Baa3 (9)	8,598,598

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$ 1,000	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	11/21 at 100.00	BB-	$1,010,390
500	Maryland Economic Development Corporation, Private Activity Revenue Bonds RSA, Purple Line Light Rail Project, Green Bonds, Series 2016A, 5.000%, 3/31/24 (AMT)	11/21 at 100.00	B-	503,530
500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 2.500%, 12/01/31 (6)	11/21 at 100.00	N/R	300,000
5,000	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2020A, 5.000%, 5/01/50	No Opt. Call	AA-	7,339,600
20,255	Total Maryland			23,605,705
	Massachusetts – 0.6%
	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017:
165	5.000%, 10/01/47, 144A	10/22 at 105.00	BB+	179,157
1,000	5.000%, 10/01/57, 144A	10/22 at 105.00	BB+	1,084,740
185	Massachusetts Development Finance Agency, Revenue Bonds, Beth Israel Lahey Health Issue, Series 2019K, 5.000%, 7/01/31	7/29 at 100.00	A3	233,102
2,000	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 5.000%, 10/01/43	10/26 at 100.00	Baa2	2,311,840
4,235	Worcester, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2021, 5.000%, 2/15/28	No Opt. Call	AA-	5,331,103
7,585	Total Massachusetts			9,139,942
	Michigan – 0.5%
5,000	Detroit, Wayne County, Michigan, General Obligation Bonds, Financial Recovery Series 2014B-1, 4.000%, 4/01/44	11/21 at 100.00	N/R	4,766,600
19,145	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65	12/30 at 18.38	N/R	2,553,369
24,145	Total Michigan			7,319,969
	Minnesota – 0.8%
1,400	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A, 5.750%, 7/01/46	7/25 at 100.00	N/R	1,496,810
50	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A, 5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	55,021
3,000	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 6.125%, 7/01/48	7/23 at 100.00	BB+	3,172,980
2,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A, 5.000%, 11/15/44	11/25 at 100.00	A3	2,297,360
1,135	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40	12/25 at 100.00	Baa1	1,257,501
30	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/46	4/26 at 100.00	N/R	26,596
1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47, 144A	7/26 at 100.00	N/R	1,087,430

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$ 250	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Refunding Series 2020A, 5.000%, 9/01/55	9/30 at 100.00	BB+	$293,040
1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Math & Science Academy Charter School Project, Series 2021A, 3.000%, 6/01/31, 144A	6/29 at 102.00	N/R	979,390
840	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%, 11/15/47	11/27 at 100.00	A3	1,004,573
10,705	Total Minnesota			11,670,701
	Mississippi – 0.2%
1,000	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Refunding Series 2019A, 4.250%, 10/15/49 (Mandatory Put 10/15/39), 144A	10/26 at 100.00	N/R	943,750
1,000	Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%, 10/15/35	10/25 at 100.00	A-	1,151,970
1,140	University of Mississippi Educational Building Corporation, Revenue Bonds, Facilities Refinancing Project, Refunding Series 2019A, 3.000%, 10/01/34	10/29 at 100.00	Aa2	1,231,930
3,140	Total Mississippi			3,327,650
	Missouri – 0.9%
1,075	Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special Districts Refunding & Improvement Series 2015A, 5.250%, 6/01/39	6/24 at 100.00	N/R	1,092,222
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2021:
100	4.000%, 3/01/41	3/31 at 100.00	Ba1	112,587
315	3.000%, 3/01/46	3/31 at 100.00	Ba1	318,153
85	4.000%, 3/01/46	3/31 at 100.00	Ba1	94,591
4,940	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020, 3.000%, 6/01/53 (UB) (4)	6/30 at 100.00	A+	5,137,847
1,149	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2016D, 3.400%, 11/01/46	11/25 at 100.00	AA+	1,217,660
1,420	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2017C, 3.300%, 12/01/47	2/27 at 100.00	AA+	1,509,122
3,155	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Expansion & Improvement Projects Series 2020, 5.000%, 10/01/45 – AGM Insured (UB) (4)	10/30 at 100.00	A2	3,886,392
12,239	Total Missouri			13,368,574
	Nevada – 0.8%
2,000	Clark County School District, Nevada, General Obligation Bonds, Limited Tax Building Series 2019B, 3.000%, 6/15/36 – AGM Insured	6/29 at 100.00	A1	2,170,480
4,000	Clark County, Nevada, General Obligation Bonds, Las Vegas Convention & Visitors Authority Convention Center Expansion, Limited Tax Series 2019C, 3.000%, 7/01/38	7/29 at 100.00	AA+	4,320,880
2,000	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A	2/31 at 100.00	N/R	2,135,600

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017:
$ 235	5.875%, 12/15/27 (AMT), 144A	No Opt. Call	N/R	$263,532
165	6.250%, 12/15/37 (AMT), 144A	12/27 at 100.00	N/R	173,438
1,000	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38, 144A (AMT)	8/29 at 100.00	N/R	1,003,050
225	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/38, 144A	12/25 at 100.00	BB	248,690
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 814 Summerlin Village 21& 24A, Series 2019:
175	4.000%, 6/01/39	6/29 at 100.00	N/R	191,553
745	4.000%, 6/01/49	6/29 at 100.00	N/R	802,164
100	Nevada State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/47, 144A	7/25 at 100.00	BB+	107,985
825	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 64 Valley Vista, Series 2019, 4.625%, 6/01/49	12/28 at 100.00	N/R	914,554
	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A:
30	2.500%, 6/15/24, 144A	No Opt. Call	Ba2	30,485
80	2.750%, 6/15/28, 144A	No Opt. Call	Ba2	82,793
11,580	Total Nevada			12,445,204
	New Hampshire – 0.4%
1,725	National Finance Authority, New Hampshire, Municipal Certificates Series 2020-1 Class A, 4.125%, 1/20/34	No Opt. Call	BBB	2,052,670
1,000	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42, 144A (AMT)	7/23 at 100.00	B	1,047,880
865	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2020A, 3.625%, 7/01/43 (Mandatory Put 7/02/40), 144A	7/25 at 100.00	B	912,203
1,450	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2020B, 3.750%, 7/01/45 (Mandatory Put 7/02/40), 144A (AMT)	7/25 at 100.00	B	1,535,086
50	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%, 8/01/34	2/28 at 100.00	A	61,198
5,090	Total New Hampshire			5,609,037
	New Jersey – 2.4%
	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A:
3,500	5.000%, 1/01/39	1/29 at 100.00	A+	4,330,585
735	5.000%, 1/01/40	1/29 at 100.00	A+	907,769
445	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.125%, 7/01/29	7/27 at 100.00	BB+	452,623

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare Health System Obligated Group Issue, Series 2021:
$ 2,000	3.000%, 7/01/39	7/31 at 100.00	AA-	$2,131,300
1,790	3.000%, 7/01/51	7/31 at 100.00	AA-	1,861,743
12,620	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Series 2021A, 3.000%, 7/01/51	7/31 at 100.00	AA-	13,103,724
1,020	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A, 3.000%, 6/01/32	No Opt. Call	BBB+	1,147,449
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Forward Delivery Series 2022A:
710	4.000%, 6/15/38 (WI/DD, Settling 4/27/22)	6/32 at 100.00	BBB	816,940
890	4.000%, 6/15/39 (WI/DD, Settling 4/27/22)	6/32 at 100.00	BBB	1,020,830
800	4.000%, 6/15/40 (WI/DD, Settling 4/27/22)	6/32 at 100.00	BBB	915,280
735	4.000%, 6/15/41 (WI/DD, Settling 4/27/22)	6/32 at 100.00	BBB	838,782
600	4.000%, 6/15/42 (WI/DD, Settling 4/27/22)	6/32 at 100.00	BBB	682,410
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2014AA, 5.000%, 6/15/38	6/24 at 100.00	BBB	4,422,320
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB, 5.000%, 6/15/50	12/28 at 100.00	BBB	1,215,770
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2021A:
1,030	4.000%, 6/15/34	6/31 at 100.00	BBB	1,225,628
420	4.000%, 6/15/35	6/31 at 100.00	BBB	498,364
485	4.000%, 6/15/36	6/31 at 100.00	BBB	573,372
32,780	Total New Jersey			36,144,889
	New Mexico – 0.1%
1,000	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A	11/23 at 103.00	N/R	1,026,320
	New York – 13.0%
2,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/33	No Opt. Call	Ba1	1,492,500
2,015	Build New York City Resource Corporation, New York, Revenue Bonds, Children's Aid Society Project, Series 2015 BUILD NYC CHILDRENS AID SOCIETY, 5.000%, 7/01/40	7/25 at 100.00	A+	2,284,406
325	Build New York City Resource Corporation, New York, Revenue Bonds, New World Preparatory Charter School Project, Series 2021A, 4.000%, 6/15/31	No Opt. Call	N/R	360,503
2,160	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	2,437,603
3,445	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A	12/30 at 100.00	N/R	3,545,697

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1:
$ 1,000	5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	$1,068,080
3,490	5.000%, 6/01/55, 144A	12/30 at 100.00	N/R	3,656,962
1,000	Build NYC Resource Corporation, New York, Revenue Bonds, Shefa School, Series 2021A, 5.000%, 6/15/51, 144A	6/31 at 100.00	N/R	1,179,140
2,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/39	2/30 at 100.00	Aa2	2,945,275
7,780	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A Bidding Group 1 thru 5, 3.000%, 3/15/38	9/30 at 100.00	Aa2	8,387,073
615	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Refunding Series 2020B, 4.760%, 2/01/27	No Opt. Call	N/R	640,830
	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2021A:
2,000	4.450%, 2/01/41	2/30 at 100.00	A2	2,027,680
1,000	4.600%, 2/01/51	2/30 at 100.00	A2	1,010,970
1,000	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	BBB+	1,472,080
800	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2021, 3.000%, 9/01/40	9/31 at 100.00	A	857,064
12,310	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020A-1, 4.000%, 11/15/40	5/30 at 100.00	BBB+	13,777,844
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1:
5,000	5.000%, 11/15/50	5/30 at 100.00	BBB+	5,993,150
1,000	5.000%, 11/15/50 (UB) (4)	5/30 at 100.00	BBB+	1,198,630
400	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/50	1/26 at 103.00	N/R	447,328
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A:
600	3.000%, 1/01/35 – AGM Insured	1/31 at 100.00	BBB	656,058
1,250	3.000%, 1/01/36 – AGM Insured	1/31 at 100.00	BBB	1,358,450
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A:
3,500	4.000%, 3/01/45	9/30 at 100.00	Baa1	3,946,495
1,190	3.000%, 3/01/49 – AGM Insured (UB) (4)	9/30 at 100.00	BBB+	1,251,499
2,725	3.000%, 3/01/49	9/30 at 100.00	Baa1	2,773,396
4,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series EE, 4.000%, 6/15/42	6/30 at 100.00	AA+	4,667,480
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2022 Series BB-1:
6,470	3.000%, 6/15/44	12/31 at 100.00	AA+	6,857,294
12,000	4.000%, 6/15/45	12/31 at 100.00	AA+	14,070,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2022 Subseries S-1A:
$ 615	4.000%, 7/15/34	7/31 at 100.00	Aa3	$743,314
925	4.000%, 7/15/35	7/31 at 100.00	Aa3	1,113,571
770	4.000%, 7/15/36	7/31 at 100.00	Aa3	922,160
2,770	4.000%, 7/15/37	7/31 at 100.00	Aa3	3,300,926
585	4.000%, 7/15/40	7/31 at 100.00	Aa3	691,025
2,680	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2022 Subseries S-1B, 1.570%, 7/15/28	No Opt. Call	Aa3	2,671,478
2,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43	1/26 at 100.00	Aa3	2,340,660
500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries F-1, 5.000%, 11/01/34	5/31 at 100.00	Aa1	651,950
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2022 Subseries A-1:
775	5.000%, 11/01/31	No Opt. Call	Aa1	1,052,148
1,925	5.000%, 11/01/34	11/31 at 100.00	Aa1	2,538,209
1,970	4.000%, 11/01/35	11/31 at 100.00	Aa1	2,385,118
1,825	4.000%, 11/01/36	11/31 at 100.00	Aa1	2,199,308
2,195	4.000%, 11/01/37	11/31 at 100.00	Aa1	2,629,500
1,220	4.000%, 11/01/38	11/31 at 100.00	Aa1	1,454,972
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2022 Subseries B-1:
5,785	4.000%, 8/01/45	8/31 at 100.00	Aa1	6,744,500
2,930	4.000%, 8/01/48	8/31 at 100.00	Aa1	3,393,497
1,400	New York City Trust for Cultural Resources, New York, Revenue Bonds, Lincoln Center for the Performing Arts, Series 2020A, 4.000%, 12/01/33	12/30 at 100.00	A3	1,683,892
1,500	New York City, New York, General Obligation Bonds, Fiscal 2017 Series A-1, 5.000%, 8/01/37 (UB) (4)	8/26 at 100.00	AA-	1,790,745
1,200	New York City, New York, General Obligation Bonds, Fiscal 2019 Series D-1, 5.000%, 12/01/40	12/28 at 100.00	AA-	1,479,924
	New York City, New York, General Obligation Bonds, Fiscal 2021 Series D:
1,000	1.623%, 8/01/28	No Opt. Call	AA-	998,570
1,405	2.223%, 8/01/35	No Opt. Call	AA-	1,378,755
1,790	New York City, New York, General Obligation Bonds, Fiscal 2021 Series E, 1.623%, 8/01/28	No Opt. Call	AA-	1,787,440
1,000	New York City, New York, General Obligation Bonds, Fiscal 2021 Series F-1, 3.000%, 3/01/35	3/31 at 100.00	AA-	1,094,630
2,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	2,191,640
11,700	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020C, 4.000%, 3/15/42	9/30 at 100.00	Aa2	13,558,077
2,500	New York State, General Obligation Bonds, Taxable Refunding Series 2019B, 2.700%, 2/15/31	2/29 at 100.00	Aa2	2,650,825

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 7,500	New York State, General Obligation Bonds, Taxable Series 2021B, 1.940%, 3/15/31	No Opt. Call	Aa2	$7,490,625
180	New York Transportation Development Corporation, New York, Facility Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%, 10/31/41 (AMT)	10/31 at 100.00	BBB-	207,187
755	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/41 (AMT)	7/24 at 100.00	Baa3	838,397
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
3,060	5.000%, 8/01/26 (AMT)	10/21 at 100.00	B-	3,066,242
2,500	5.000%, 8/01/31 (AMT)	10/21 at 100.00	B-	2,505,000
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020:
1,050	5.250%, 8/01/31 (AMT)	8/30 at 100.00	B-	1,248,062
555	5.375%, 8/01/36 (AMT)	8/30 at 100.00	B-	699,172
615	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2021, 2.250%, 8/01/26 (AMT)	No Opt. Call	B	630,307
100	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020A, 4.000%, 12/01/41 (AMT)	12/30 at 100.00	BBB	112,900
1,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020C, 4.000%, 12/01/40	12/30 at 100.00	BBB	1,144,540
55	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, LP Project, Series 2015, 5.000%, 1/01/22 (AMT)	No Opt. Call	Baa3	55,591
1,320	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, 4.000%, 10/01/30 (AMT)	No Opt. Call	BB+	1,544,558
2,200	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eleventh Series 2018, 4.000%, 9/01/43	9/28 at 100.00	A+	2,544,586
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Second Series 2017, 5.000%, 10/15/36 (AMT)	4/27 at 100.00	A+	1,187,510
2,250	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-Third Series 2021, 4.000%, 7/15/41 (AMT)	7/31 at 100.00	A+	2,613,015
615	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66	6/31 at 27.72	N/R	117,545
5,000	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%, 1/01/28 – SYNCORA GTY Insured, 144A	No Opt. Call	CC	4,996,800
2,225	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Series 2021C-1A, 5.000%, 5/15/51	11/31 at 100.00	AA+	2,821,100
4,375	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Series 2021C-3, 3.000%, 5/15/51	11/31 at 100.00	AA+	4,544,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 2,390	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51	5/31 at 100.00	AA+	$3,001,649
2,000	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	2,186,480
160	Yonkers Economic Development Corporation, New York, Educational Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational Excellence Project, Series 2019A, 5.000%, 10/15/39	10/29 at 100.00	N/R	187,035
177,445	Total New York			197,553,022
	North Carolina – 0.5%
2,500	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Refunding Series 2016B, 5.000%, 10/01/40	10/26 at 100.00	AA+	2,976,275
415	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, The Forest at Duke, Inc, Series 2021, 4.000%, 9/01/41	9/28 at 103.00	BBB	479,441
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Series 2018:
1,000	5.000%, 1/01/32 – AGM Insured	1/29 at 100.00	BBB	1,255,330
1,000	5.000%, 1/01/33 – AGM Insured	1/29 at 100.00	BBB	1,251,930
1,305	5.000%, 1/01/34 – AGM Insured	1/29 at 100.00	BBB	1,629,136
6,220	Total North Carolina			7,592,112
	Ohio – 1.7%
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health Obligated Group, Refunding Series 2020:
175	4.000%, 11/15/35 (UB) (4)	11/30 at 100.00	Baa2	204,418
1,400	3.000%, 11/15/40 (UB) (4)	11/30 at 100.00	BBB+	1,438,850
5,255	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	841,798
8,810	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	9,979,880
	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
1,000	5.750%, 12/01/34	12/22 at 100.00	N/R	1,009,830
1,000	6.000%, 12/01/43	12/22 at 100.00	N/R	1,009,910
2,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2016, 5.000%, 11/15/45	11/26 at 100.00	A3	2,331,440
	Cleveland, Ohio, General Obligation Bonds, Various Purpose Refunding Series 2021A:
515	3.000%, 12/01/32	6/30 at 100.00	A1	574,652
515	3.000%, 12/01/33	6/30 at 100.00	A1	570,455
645	3.000%, 12/01/34	6/30 at 100.00	A1	709,442
275	3.000%, 12/01/35	6/30 at 100.00	A1	301,879
1,000	Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1, 5.000%, 12/01/51	6/29 at 100.00	N/R	1,099,250

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 300	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/22	No Opt. Call	N/R	$375
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (6)	No Opt. Call	N/R	1,250
3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (6)	No Opt. Call	N/R	3,750
1,025	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)	2/22 at 100.00	CCC+	1,038,499
1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007B, 2.500%, 11/01/42 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	Baa2	1,086,190
750	Ohio Higher Educational Facility Commission, Senior Hospital Parking Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020, 5.000%, 1/15/50	1/30 at 100.00	A3	898,718
3,085	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/49 (6)	No Opt. Call	N/R	3,856
2,765	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008B, 3.625%, 10/01/33	No Opt. Call	N/R	3,456
1,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	1,017,780
1,000	Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle Project, Series 2020A, 7.000%, 12/01/42, 144A (AMT)	12/27 at 103.00	N/R	1,150,030
1,000	Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle Project, Series 2020B, 10.000%, 12/01/27, 144A (AMT)	12/26 at 105.00	N/R	1,182,960
38,515	Total Ohio			26,458,668
	Oklahoma – 0.2%
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
1,500	5.500%, 8/15/52	8/28 at 100.00	BB+	1,829,430
500	5.500%, 8/15/57	8/28 at 100.00	BB+	609,810
2,000	Total Oklahoma			2,439,240
	Oregon – 0.4%
415	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services Project, Refunding Series 2020A, 5.000%, 10/01/40	10/30 at 100.00	BBB+	511,425
5,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Taxable Refunding Senior Lien Series 2020B, 1.330%, 11/15/28	No Opt. Call	Aa1	4,906,450
250	Oregon State, General Obligation Bonds, Article XI-Q State Projects, Taxable Various Series 2021B, 1.528%, 5/01/28	No Opt. Call	AA+	251,025
5,665	Total Oregon			5,668,900
	Pennsylvania – 5.3%
980	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series 2021, 6.000%, 5/01/42, 144A	5/31 at 100.00	N/R	1,219,728
180	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/33, 144A	5/28 at 100.00	Ba3	213,354

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 175	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018, 5.125%, 5/01/32, 144A	5/28 at 100.00	N/R	$205,965
1,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A	5/27 at 100.00	Ba3	1,148,390
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47 (Mandatory Put 4/01/21)	4/31 at 100.00	N/R	2,083,540
1,500	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2020, 6.250%, 10/15/53, 144A	10/28 at 100.00	BB	1,815,345
240	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2019B, 5.000%, 7/01/31	7/29 at 100.00	A	306,847
200	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 5.000%, 6/01/22	No Opt. Call	Ba3	204,654
385	Lehigh County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, Seven Generations Charter School, Series 2021A, 4.000%, 5/01/51	5/30 at 100.00	BB	407,338
690	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A	6/30 at 100.00	N/R	743,620
690	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40, 144A (AMT)	6/30 at 100.00	N/R	743,620
1,450	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31	No Opt. Call	N/R	1,440,343
1,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	CCC	768,290
	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series 2013B:
995	0.000%, 1/01/45 – BAM Insured	No Opt. Call	A2	522,504
945	0.000%, 1/01/46 – BAM Insured	No Opt. Call	A2	479,578
1,025	0.000%, 1/01/47 – BAM Insured	No Opt. Call	A2	502,927
	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
2,500	5.000%, 12/31/34 (AMT)	6/26 at 100.00	BBB	2,940,975
3,000	5.000%, 12/31/38 (AMT)	6/26 at 100.00	BBB	3,511,290
2,375	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Refunding Series 2017, 5.000%, 5/01/33	11/27 at 100.00	A-	2,918,922
5,000	Pennsylvania State, General Obligation Bonds, First Series 2021, 3.000%, 5/15/34	5/31 at 100.00	A+	5,569,400
	Pennsylvania State, General Obligation Bonds, Taxable Refunding First Series 2021:
8,975	1.850%, 8/01/29	No Opt. Call	A+	9,155,397
23,900	1.950%, 8/01/30	No Opt. Call	A+	24,284,790

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A:
$ 1,110	4.000%, 12/01/38	12/31 at 100.00	A3	$1,315,239
1,250	4.000%, 12/01/39	12/31 at 100.00	A3	1,475,525
1,390	4.000%, 12/01/40	12/31 at 100.00	A3	1,635,321
1,470	4.000%, 12/01/41	12/31 at 100.00	A3	1,724,163
1,665	4.000%, 12/01/42	12/31 at 100.00	A3	1,946,651
850	Philadelphia Authority for Industrial Development, Pennsylvania, Charter School Revenue Bonds, Philadelphia Electrical & Technology Charter School, Series 2021A, 4.000%, 6/01/56	6/31 at 100.00	BB	918,561
500	Philadelphia Authority for Industrial Development, Pennsylvania, Charter School Revenue Bonds, Philadelphia Performing Arts: A String Theory Charter School, Series 2020, 5.000%, 6/15/50, 144A	6/28 at 100.00	BB+	575,680
1,500	Philadelphia Authority for Industrial Development, Pennsylvania, City Service Agreement Revenue Bonds, Series 2018, 5.000%, 5/01/38	5/28 at 100.00	A-	1,823,190
550	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50, 144A	12/27 at 100.00	N/R	589,397
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Taxable Series 2020B:
500	6.875%, 12/15/35, 144A	12/27 at 100.00	N/R	533,670
500	7.125%, 12/15/44, 144A	12/27 at 100.00	N/R	531,700
1,560	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/32	7/27 at 100.00	Ba1	1,821,284
	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Allegheny County Community College, Series 2020:
1,215	4.000%, 3/01/35 – BAM Insured	3/30 at 100.00	A3	1,424,041
1,320	4.000%, 3/01/37 – BAM Insured	3/30 at 100.00	A3	1,536,850
1,425	4.000%, 3/01/39 – BAM Insured	3/30 at 100.00	A3	1,651,033
76,010	Total Pennsylvania			80,689,122
	Puerto Rico – 5.3%
8,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A	7/30 at 100.00	N/R	10,244,965
735	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	CCC	803,664
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
2,500	5.000%, 7/01/22	No Opt. Call	CCC	2,588,475
1,000	5.750%, 7/01/37	7/22 at 100.00	CCC	1,040,950
1,300	5.250%, 7/01/42	7/22 at 100.00	CCC	1,348,425
30	6.000%, 7/01/47	7/22 at 100.00	CCC	31,277
3,570	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (6)	11/21 at 100.00	D	3,462,900
175	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 3.957%, 7/01/27 (6)	11/21 at 100.00	D	171,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$ 500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA, 3.978%, 7/01/24 (6)	11/21 at 100.00	D	$491,875
2,650	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.250%, 7/01/40 (6)	11/21 at 100.00	D	2,606,937
1,375	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ, 3.895%, 7/01/22 (6)	No Opt. Call	N/R	1,325,156
100	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A, 4.123%, 7/01/43 (6)	7/23 at 100.00	D	100,875
2,265	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond Series 2010EE, 4.044%, 7/01/32 (6)	11/21 at 100.00	D	2,180,063
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Series 2010BBB, 3.990%, 7/01/28 (6)	11/21 at 100.00	D	957,500
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L, 5.250%, 7/01/38 – AMBAC Insured	No Opt. Call	AAA	4,356,720
4,030	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Refunding Series 2004, 1.850%, 7/01/33 (6)	11/21 at 100.00	N/R	4,276,837
3,595	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2004I, 1.850%, 7/01/36 (6)	11/21 at 100.00	N/R	3,689,369
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2007M2:
1	1.850%, 7/01/34 (6)	11/21 at 100.00	N/R	1,138
4,585	1.850%, 7/01/34 (6)	11/21 at 100.00	N/R	5,284,212
1,240	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2009Q, 1.850%, 7/01/39 (6)	11/21 at 100.00	N/R	1,334,550
3,520	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2011S, 1.730%, 7/01/41 (6)	11/21 at 100.00	N/R	3,766,400
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
16,720	0.000%, 7/01/46	7/28 at 41.38	N/R	5,520,108
5,000	0.000%, 7/01/51	7/28 at 30.01	N/R	1,194,750
6,000	5.000%, 7/01/58	7/28 at 100.00	N/R	6,820,560
19,000	Puerto Rico, General Obligation Bonds, Series 2014A, 1.990%, 7/01/35 (6)	11/21 at 100.00	N/R	16,435,000
93,391	Total Puerto Rico			80,034,206
	South Carolina – 0.8%
450	Hardeeville, South Carolina, Special Assessment Revenue Bonds, East Argent Improvement District, Series 2021, 3.875%, 5/01/41, 144A	5/29 at 100.00	N/R	450,279
250	Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut Creek Improvement District, Series 2016A-1, 5.000%, 12/01/31	12/23 at 100.00	N/R	261,258
1,000	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Hoese Creek Academy Project, Series 2021A, 5.000%, 11/15/55, 144A	11/26 at 100.00	N/R	1,017,990
1,000	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Lowcountry Leadership Charter School Project, Series 2019A, 5.000%, 12/01/49, 144A	12/29 at 100.00	Baa3	1,118,150

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$ 2,500	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018, 5.000%, 11/01/48	5/28 at 100.00	AA-	$2,983,575
250	South Carolina Jobs-Economic Development Authority, Retirement Community Revenue Notes, Kiawah Life Plan Village, Inc Project, Series 2021A, 8.750%, 7/01/25	10/21 at 100.00	N/R	252,820
1,730	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014B, 5.000%, 12/01/34	6/24 at 100.00	A-	1,918,241
1,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A-	1,175,110
1,500	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013E, 5.000%, 12/01/48	12/23 at 100.00	A-	1,634,835
1,000	South Carolina State Ports Authority, Revenue Bonds, Series 2018, 5.000%, 7/01/29 (AMT)	7/28 at 100.00	A+	1,237,470
10,680	Total South Carolina			12,049,728
	South Dakota – 0.4%
1,150	Lincoln County, South Dakota, Economic Development Revenue Bonds, The Augustana College Association Project, Series 2021A, 4.000%, 8/01/51	8/31 at 100.00	BBB-	1,264,379
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument Health, Inc, Series 2020A:
2,145	3.000%, 9/01/45 (UB) (4)	9/30 at 100.00	A1	2,235,262
1,800	4.000%, 9/01/50 (UB) (4)	9/30 at 100.00	A1	2,052,414
5,095	Total South Dakota			5,552,055
	Tennessee – 0.9%
1,000	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, East Tennessee Children's Hospital, Series 2019, 5.000%, 11/15/37	2/29 at 100.00	A	1,231,490
1,000	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 5.625%, 1/01/46	7/27 at 100.00	N/R	946,550
100	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 5.625%, 6/15/47, 144A (6)	6/27 at 100.00	N/R	60,000
	New Memphis Arena Public Building Authority, Memphis and Shelby County, Tennessee, Local Government Public Improvement Bonds, Capital Appreciation Series 2021:
1,300	0.000%, 4/01/33	4/31 at 96.48	AA	1,030,796
1,350	0.000%, 4/01/34	4/31 at 94.48	AA	1,039,324
1,375	0.000%, 4/01/37	4/31 at 88.01	AA	963,559
1,425	0.000%, 4/01/39	4/31 at 83.61	AA	936,282
5,540	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Commodity Project, Series 2021A, 5.000%, 5/01/52 (Mandatory Put 11/01/31)	8/31 at 100.85	A2	7,230,476
13,090	Total Tennessee			13,438,477
	Texas – 7.4%
1,000	Abilene Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50, 144A	10/31 at 100.00	N/R	1,051,100
1,000	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Brooks Academies, Series 2021A, 5.000%, 6/15/51	6/26 at 100.00	N/R	1,047,610

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Austin, Texas, Rental Car Special Facility Revenue Bonds, Taxable Refunding Series 2021:
$ 500	1.027%, 11/15/26 – AGM Insured	No Opt. Call	A-	$492,625
625	1.325%, 11/15/27 – AGM Insured	No Opt. Call	A-	616,650
500	1.710%, 11/15/29 – AGM Insured	No Opt. Call	A-	494,820
755	Bexar County, Texas, Venue Project Revenue Bonds, Taxable Refunding Combined Venue Tax Series 2021, 3.031%, 8/15/41 – AGM Insured	8/31 at 100.00	A-	737,756
	Carrollton-Farmers Branch Independent School District, Dallas County, Texas, General Obligation Bonds, School Building Series 2021:
195	3.000%, 2/15/37	2/30 at 100.00	AAA	215,508
175	3.000%, 2/15/38	2/30 at 100.00	AAA	192,789
150	3.000%, 2/15/39	2/30 at 100.00	AAA	164,703
120	3.000%, 2/15/40	2/30 at 100.00	AAA	131,378
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2021B, 4.000%, 1/01/40	1/31 at 100.00	A-	1,160,200
540	Eagle Pass, Texas, Combination Tax and Limited Pledge Revenue Certificates of Obligation, Series 2021, 4.000%, 3/01/38 – AGM Insured	3/31 at 100.00	AA	645,932
50	Fate, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series 2019, 4.250%, 8/15/49, 144A	8/27 at 100.00	N/R	53,447
9,620	Fort Worth, Texas, Water and Sewerage Revenue Bonds, Refunding & Improvement Series 2021, 4.000%, 2/15/28	No Opt. Call	AA	11,514,563
100	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public Improvement District Major Public Improvement Project, Series 2015, 7.000%, 9/15/45	9/25 at 100.00	N/R	103,605
	Houston Community College System, Texas, General Obligation Bonds, Taxable Refunding Limited Tax Series 2021B:
1,000	2.059%, 2/15/36	2/31 at 100.00	AA+	973,890
750	2.109%, 2/15/37	2/31 at 100.00	AA+	725,048
750	2.209%, 2/15/38	2/31 at 100.00	AA+	729,570
750	2.259%, 2/15/39	2/31 at 100.00	AA+	729,773
2,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/35 (AMT)	7/25 at 100.00	B	2,201,400
4,285	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Airport Improvements Project, Refunding Series 2020C, 5.000%, 7/15/27 (AMT)	No Opt. Call	B-	5,013,921
1,525	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Technical Operations Center Project, Series 2018, 5.000%, 7/15/28 (AMT)	No Opt. Call	B	1,811,410
2,700	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2020A, 5.000%, 7/01/27 (AMT)	No Opt. Call	B-	3,167,208
400	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Series 2021B-1, 4.000%, 7/15/41 (AMT)	7/29 at 100.00	B-	426,348
7,800	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2016B, 5.000%, 11/15/36	11/26 at 100.00	Aa2	9,430,356
1,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/32	9/24 at 100.00	A	1,110,010
225	Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public Improvement District 1 Improvement Area 1 Project, Series 2019, 4.875%, 9/01/44, 144A	9/29 at 100.00	N/R	249,530

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 6,795	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds, Refunding Series 2021, 4.000%, 11/01/39 – AGM Insured (AMT)	11/31 at 100.00	A	$7,964,623
	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2021:
1,625	5.000%, 5/15/38	5/30 at 100.00	A	2,064,709
1,660	5.000%, 5/15/39	5/30 at 100.00	A	2,103,934
2,625	5.000%, 5/15/40	5/30 at 100.00	A	3,310,361
375	5.000%, 5/15/41	5/30 at 100.00	A	471,004
500	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Thunder Rock Public Improvement District Improvement Area 1 Project, Series 2021, 4.125%, 9/01/41, 144A	9/31 at 100.00	N/R	489,340
	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019:
500	5.750%, 9/15/39, 144A	9/29 at 100.00	N/R	556,175
500	6.000%, 9/15/49, 144A	9/29 at 100.00	N/R	554,210
1,000	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	1,051,670
270	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45, 144A (AMT) (6), (8)	1/26 at 102.00	N/R	6,936
25	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series 2018A, 5.500%, 7/01/54	7/24 at 103.00	N/R	26,380
	New Hope Cultural Education Facilities Finance Corporation, Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1:
7,735	5.250%, 1/01/42	1/28 at 103.00	N/R	7,658,191
7,360	5.500%, 1/01/57	1/28 at 103.00	N/R	7,224,429
145	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	CCC	124,700
2,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A, 5.000%, 1/01/38	1/29 at 100.00	A+	2,481,500
100	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%, 9/01/49, 144A	9/29 at 100.00	N/R	108,279
100	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 2-6 Major Improvement Project, Series 2019, 5.500%, 9/01/39, 144A	9/29 at 100.00	N/R	112,678
	San Antonio, Texas, Electric and Gas Systems Revenue Bonds, Refunding Junior Lien Series 2021A:
1,410	5.000%, 2/01/33	2/31 at 100.00	A+	1,853,459
1,515	5.000%, 2/01/34	2/31 at 100.00	A+	1,984,468
1,880	5.000%, 2/01/35	2/31 at 100.00	A+	2,455,336
1,875	5.000%, 2/01/36	2/31 at 100.00	A+	2,438,662

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Taxable Series 2021:
$ 450	3.292%, 9/01/40 – AGM Insured	9/30 at 100.00	A2	$465,674
350	3.422%, 9/01/50 – AGM Insured	9/30 at 100.00	A2	358,274
1,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2015A, 5.500%, 11/15/45 (6)	11/25 at 100.00	N/R	570,000
10,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Refunding Series 2021, 5.000%, 12/15/32	No Opt. Call	BBB+	13,392,600
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A:
2,460	4.000%, 6/30/36	12/30 at 100.00	BBB-	2,893,969
2,250	4.000%, 6/30/39	12/30 at 100.00	BBB-	2,618,505
1,090	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2020A, 3.000%, 8/15/40	8/30 at 100.00	A3	1,147,726
97,110	Total Texas			111,678,942
	Utah – 0.3%
250	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, 144A (AMT) (6)	12/27 at 100.00	N/R	210,305
1,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, 5.250%, 7/01/48 (AMT)	7/28 at 100.00	A	1,218,040
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A	1/25 at 102.00	N/R	1,031,890
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Providence Hall Projects, Refunding Series 2021A, 4.000%, 10/15/51	10/31 at 100.00	Aa2	1,151,230
	Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series 2021:
375	4.000%, 10/15/41	4/31 at 100.00	BBB-	428,216
500	3.000%, 10/15/45	4/31 at 100.00	BBB-	507,865
	Vineyard Redevelopment Agency, Utah, Tax Increment Revenue Bonds, Refunding Series 2021:
190	4.000%, 5/01/36 – AGM Insured	5/31 at 100.00	AA	224,988
280	4.000%, 5/01/38 – AGM Insured	5/31 at 100.00	AA	329,608
4,595	Total Utah			5,102,142
	Virgin Islands – 0.0%
425	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A, 6.625%, 10/01/29	11/21 at 100.00	Caa3	428,459
	Virginia – 1.4%
1,600	Albemarle County Economic Development Authority, Virginia, Public Facility Revenue Bonds, Albemarle County Project, Refunding Series 2021A, 5.000%, 6/01/29	No Opt. Call	AA+	2,062,672
355	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020, 4.000%, 7/01/40	7/30 at 100.00	A+	417,121

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$ 250	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45, 144A	3/25 at 100.00	N/R	$263,893
5,000	Hampton Roads Transportation Accountability Commission, Virginia, Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series 2020A, 5.250%, 7/01/60	7/30 at 100.00	AA	6,327,950
	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018:
1,100	5.000%, 9/01/37, 144A	9/27 at 100.00	N/R	1,200,276
975	4.500%, 9/01/45, 144A	9/27 at 100.00	N/R	1,034,728
1,000	5.000%, 9/01/45, 144A	9/27 at 100.00	N/R	1,088,280
1,505	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Refunding Senior Lien Series 2007A, 6.706%, 6/01/46	6/25 at 100.00	B-	1,572,018
	Virginia Commonwealth Transportation Board, Interstate 81 Corridor Program Revenue Bonds, Senior Lien Series 2021:
800	4.000%, 5/15/35	5/31 at 100.00	AA-	980,688
640	4.000%, 5/15/37	5/31 at 100.00	AA-	777,728
2,115	4.000%, 5/15/40	5/31 at 100.00	AA-	2,547,877
245	4.000%, 5/15/41	5/31 at 100.00	AA-	294,282
100	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A	4/28 at 112.76	N/R	116,414
1,470	Virginia Small Business Financing Authority, Tourism Development Financing Program Revenue Bonds, Virginia Beach Oceanfront South Hotel Project, Taxable Senior Series 2020B-1, 12.000%, 10/01/50, 144A	10/30 at 127.60	N/R	2,041,565
17,155	Total Virginia			20,725,492
	Washington – 1.7%
7,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2021A, 5.000%, 7/01/41	7/31 at 100.00	AA-	9,043,230
5,000	King County Housing Authority, Washington, Pooled Housing Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/39	11/29 at 100.00	AAA	5,341,900
1,615	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A, 5.000%, 5/01/30 (AMT)	5/27 at 100.00	A+	1,934,528
1,070	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds, Series 2015, 5.000%, 12/01/45	12/25 at 100.00	AA-	1,244,175
150	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series 2021A, 0.000%, 1/01/33, 144A (AMT) (6)	No Opt. Call	N/R	118,456
530	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32, 144A (AMT) (6)	1/28 at 100.00	N/R	397,500
245	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2019A, 7.500%, 1/01/32, 144A (AMT) (6)	1/28 at 100.00	N/R	183,750
100	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior Series 2021B, 0.000%, 1/01/27, 144A (6)	No Opt. Call	N/R	75,500
3,720	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Refunding Series2021B Exchange Purchase, 3.000%, 7/01/58	7/31 at 100.00	BBB-	3,807,606

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$ 200	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45, 144A	7/25 at 100.00	N/R	$219,840
1,000	Washington State Housing Finance Commission, Nonprofit Revenue Bonds, Spokane International Academy Project, Series 2021A, 5.000%, 7/01/50, 144A	7/31 at 100.00	Ba2	1,119,350
1,855	Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax, Series 2017B, 5.000%, 8/01/40	8/26 at 100.00	AA+	2,204,871
22,485	Total Washington			25,690,706
	West Virginia – 0.8%
100	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 5.500%, 6/01/37, 144A	6/27 at 100.00	N/R	114,428
1,000	West Virginia Economic Development Authority, Dock and Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020, 7.625%, 12/01/40, 144A	12/27 at 103.00	N/R	1,027,990
4,810	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Arch Resources Project, Series 2020, 5.000%, 7/01/45 (Mandatory Put 7/01/25) (AMT)	1/25 at 100.00	B	5,227,412
1,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Arch Resources Project, Series 2021, 4.125%, 7/01/45 (Mandatory Put 7/01/25) (AMT)	1/25 at 100.00	B	1,056,340
1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Refunding & Improvement Series 2019A, 5.000%, 9/01/30	9/29 at 100.00	Baa1	1,258,050
2,660	West Virginia State, General Obligation Bonds, State Road Series 2021A, 5.000%, 12/01/39	6/31 at 100.00	AA-	3,467,496
10,570	Total West Virginia			12,151,716
	Wisconsin – 2.6%
105	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2019A, 5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	111,249
115	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School, North Carolina, Series 2017A, 4.250%, 6/15/29, 144A	6/24 at 100.00	N/R	119,086
420	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Eno River Academy Project, Series 2020A, 4.000%, 6/15/30, 144A	No Opt. Call	Ba1	463,772
150	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/40, 144A	7/28 at 100.00	BB-	167,696
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Freedom Classical Academy Inc, Series 2020A:
100	5.000%, 1/01/42, 144A	1/28 at 100.00	N/R	108,281
230	5.000%, 1/01/56, 144A	1/28 at 100.00	N/R	245,589
250	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A, 5.625%, 7/01/45, 144A	7/25 at 100.00	N/R	268,645
100	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A, 5.500%, 6/15/37, 144A	6/27 at 100.00	N/R	102,319

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
$ 3	0.000%, 1/01/47, 144A (6)	No Opt. Call	N/R	$93
3	0.000%, 1/01/48, 144A (6)	No Opt. Call	N/R	80
3	0.000%, 1/01/49, 144A (6)	No Opt. Call	N/R	77
3	0.000%, 1/01/50, 144A (6)	No Opt. Call	N/R	71
2	0.000%, 1/01/51, 144A (6)	No Opt. Call	N/R	69
3	0.000%, 1/01/52, 144A (6)	No Opt. Call	N/R	86
3	0.000%, 1/01/53, 144A (6)	No Opt. Call	N/R	83
3	0.000%, 1/01/54, 144A (6)	No Opt. Call	N/R	78
3	0.000%, 1/01/55, 144A (6)	No Opt. Call	N/R	75
3	0.000%, 1/01/56, 144A (6)	No Opt. Call	N/R	72
151	5.500%, 7/01/56, 144A (6)	3/28 at 100.00	N/R	114,970
3	0.000%, 1/01/57, 144A (6)	No Opt. Call	N/R	78
3	0.000%, 1/01/58, 144A (6)	No Opt. Call	N/R	74
3	0.000%, 1/01/59, 144A (6)	No Opt. Call	N/R	71
3	0.000%, 1/01/60, 144A (6)	No Opt. Call	N/R	67
3	0.000%, 1/01/61, 144A (6)	No Opt. Call	N/R	64
3	0.000%, 1/01/62, 144A (6)	No Opt. Call	N/R	61
3	0.000%, 1/01/63, 144A (6)	No Opt. Call	N/R	58
3	0.000%, 1/01/64, 144A (6)	No Opt. Call	N/R	56
3	0.000%, 1/01/65, 144A (6)	No Opt. Call	N/R	53
3	0.000%, 1/01/66, 144A (6)	No Opt. Call	N/R	55
35	0.000%, 1/01/67, 144A (6)	No Opt. Call	N/R	612
750	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore Academy, Series 2019A, 5.250%, 6/01/39, 144A	6/27 at 102.00	N/R	812,182
1,000	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A	6/28 at 100.00	N/R	1,041,270
1,000	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/56, 144A	8/28 at 100.00	N/R	1,031,410
1,000	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	1,020,640
	Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Appalachian Regional Healthcare System Obligated Group, Series 2021A:
185	5.000%, 7/01/38	1/31 at 100.00	BBB	233,548
375	5.000%, 7/01/41	1/31 at 100.00	BBB	469,815
	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown Regional Medical Center Project, Refunding Series 2020A:
5,415	3.000%, 6/01/45 – AGM Insured (UB) (4)	6/30 at 100.00	A+	5,758,852
2,035	3.000%, 6/01/45 (UB) (4)	6/30 at 100.00	A+	2,147,739
2,000	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	2,248,680

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 105	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	$95,386
500	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A, 6.950%, 7/01/38, 144A	7/28 at 100.00	N/R	484,570
	Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC Obligated Group Aviation Facilities Project, Series 2021:
1,100	4.000%, 7/01/36 (AMT)	7/28 at 100.00	N/R	1,127,511
1,750	4.000%, 7/01/41 (AMT)	7/31 at 100.00	N/R	1,798,195
200	Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful Foundations Charter School WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%, 1/01/56, 144A	1/31 at 100.00	N/R	225,184
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
180	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	142,650
865	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	662,002
980	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018B-2, 0.000%, 1/01/49 (5)	1/28 at 100.00	N/R	672,760
2,000	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 5.000%, 6/15/48, 144A	6/26 at 100.00	BBB-	2,175,720
1,100	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Wilson Preparatory Academy, Series 2019A, 5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	1,191,652
1,210	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30 (AMT)	5/26 at 100.00	Baa3	1,349,586
30	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Senior Series 2019A-1, 5.500%, 12/01/48, 144A (6)	12/28 at 100.00	N/R	15,216
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Gundersen Health System, Refunding Series 2021A:
220	3.000%, 10/15/37	10/31 at 100.00	AA-	238,062
8,020	3.000%, 10/15/38	10/31 at 100.00	AA-	8,638,583
4,385	3.000%, 10/15/39	10/31 at 100.00	AA-	4,709,139
38,120	Total Wisconsin			39,993,992
$ 1,466,086	Total Municipal Bonds (cost $1,489,304,225)			1,536,675,301

Shares	Description (1)	Value
	COMMON STOCKS – 0.9%
	Electric Utilities – 0.9%
329,146	Energy Harbor Corp (10), (11), (12)	$ 13,237,923
	Total Common Stocks (cost $7,119,140)	13,237,923

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.1%
	Hotels, Restaurants & Leisure – 0.0%
$ 13	Lombard Starwood Westin Hotel Conference Center and Hotel Project Revenue Bonds (cash 7.500%, PIK 7.500%)	7.500%	12/31/23	N/R	12,595
	Metals & Mining – 0.1%
1,150	United States Steel Corp	6.250%	3/15/26	B3	1,185,938
	Real Estate Management & Development – 0.0%
1,000	Benloch Ranch Improvement Association No 1	9.750%	12/01/39	N/R	1,086,940
295	Zilkha Biomass Selma LLC (6), (8)	10.000%	8/01/38	N/R	3
1,295	Total Real Estate Management & Development				1,086,943
$ 2,458	Total Corporate Bonds (cost $2,343,033)				2,285,476
	Total Long-Term Investments (cost $1,498,766,398)				1,552,198,700

Principal Amount	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.2%
	MUNICIPAL BONDS – 0.2%
	Florida – 0.1%
$ 1,150	Florida Development Finance Corporation, Florida, Variable Rate Demand Obligations, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (13)	11/21 at 103.00	N/R	$ 1,173,173
	Maryland – 0.0%
1,000	Maryland Economic Development Corporation, Revenue Bonds, Variable Rate Demand Obligations, Chesapeake Bay Hyatt Conference Center, Series 2006B, 2.625%, 12/01/31 (6), (13)	11/21 at 100.00	N/R	600,000
	Ohio – 0.1%
1,000	Ohio Air Quality Development Authority, Ohio, Variable Rate Demand Obligations, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (13)	No Opt. Call	N/R	1,000,000
$ 3,150	Total Municipal Bonds (cost $2,837,850)			2,773,173
$ 3,150	Total Short-Term Investments (cost $2,837,850)			2,773,173
	Total Investments (cost $1,501,604,248) – 102.7%			1,554,971,873
	Floating Rate Obligations – (3.2)%			(47,955,000)
	Other Assets Less Liabilities – 0.5% (14)			7,594,682
	Net Assets – 100%			$1,514,611,555

Investments in Derivatives
Futures Contracts - Short
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	(544)	12/21	$ (72,360,182)	$ (71,595,500)	$ 764,682	$(76,500)
U.S. Treasury Long Bond	(230)	12/21	(37,406,926)	(36,620,313)	786,613	(28,750)
U.S. Treasury Ultra Bond	(177)	12/21	(34,712,650)	(33,818,062)	894,588	27,656
Total			$(144,479,758)	$(142,033,875)	$2,445,883	$ (77,594)
Total receivable for variation margin on futures contracts						$ 27,656
Total payable for variation margin on futures contracts						$(105,250)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(10)	Common Stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33.
(11)	For fair value measurement disclosure purposes, investment classified as Level 2.
(12)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(13)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(14)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
LIBOR	London Inter-Bank Offered Rate
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Statement of Assets and Liabilities
September 30, 2021
(Unaudited)
	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Assets
Long-term investments, at value (cost $27,219,427,722, $5,904,268,745 and $1,498,766,398, respectively)(1)	$29,369,979,822	$6,154,515,776	$1,552,198,700
Investment purchased with collateral from securities lending, at value (cost approximates value)	25,912,189	23,127,143	—
Short-term investments, at value (cost $1,624,352,271, $331,259,516 and $2,837,850, respectively)	1,624,945,001	332,367,354	2,773,173
Cash	12,059,633	15,131,417	17,840,756
Cash collateral at brokers for investments in futures contracts(2)	11,789,749	3,333,559	2,724,997
Cash collateral at brokers for investments in swaps(2)	790,000	—	—
Unrealized appreciation on credit default swaps	5,709,997	—	—
Receivable for:
Interest	475,844,680	80,838,802	16,742,025
Investments sold	38,730,680	23,754,052	5,005,232
Shares sold	80,576,743	17,509,353	6,283,246
Variation margin on futures contracts	—	—	27,656
Other assets	3,083,483	472,450	65,736
Total assets	31,649,421,977	6,651,049,906	1,603,661,521
Liabilities
Floating rate obligations	7,064,652,000	152,680,000	47,955,000
Credit default swaps premiums received	6,614,908	—	—
Payable for:
Collateral from securities lending program	25,912,189	23,127,143	—
Dividends	19,820,562	2,424,532	115,614
Interest	24,448,247	504,873	166,589
Investments purchased - regular settlement	16,194,366	18,267,834	10,677,265
Investments purchased - when-issued/delayed-delivery settlement	84,748,936	96,861,448	27,083,711
Shares redeemed	92,533,081	15,480,244	1,887,924
Variation margin on futures contracts	1,209,579	365,540	105,250
Accrued expenses:
Management fees	9,372,434	2,535,447	579,441
Trustees fees	1,802,664	286,835	19,883
12b-1 distribution and service fees	2,783,944	341,937	71,293
Other	3,703,141	1,431,686	387,996
Total liabilities	7,353,796,051	314,307,519	89,049,966
Commitments and contingencies (as disclosed in Note 8)
Net assets	$24,295,625,926	$6,336,742,387	$1,514,611,555

See accompanying notes to financial statements.

Statement of Assets and Liabilities (Unaudited) (continued)
	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Class A Shares
Net assets	$ 9,157,998,366	$1,291,272,530	$ 254,367,283
Shares outstanding	500,529,000	122,642,547	21,683,229
Net asset value ("NAV") per share	$ 18.30	$ 10.53	$ 11.73
Offering price per share (NAV per share plus maximum sales charge of 4.20%, 2.50% and 3.00%, respectively, of offering price)	$ 19.10	$ 10.80	$ 12.09
Class C Shares
Net assets	$ 1,550,717,557	$ 156,700,611	$ 35,831,578
Shares outstanding	84,867,367	14,873,336	3,056,346
NAV and offering price per share	$ 18.27	$ 10.54	$ 11.72
Class R6 Shares
Net assets	$ 913,712,169	$ —	$ —
Shares outstanding	49,879,541	—	—
NAV and offering price per share	$ 18.32	$ —	$ —
Class I Shares
Net assets	$12,673,197,834	$4,888,769,246	$1,224,412,694
Shares outstanding	692,686,164	463,428,215	104,269,410
NAV and offering price per share	$ 18.30	$ 10.55	$ 11.74
Fund level net assets consist of:
Capital paid-in	$22,948,026,823	$6,255,056,501	$1,433,162,544
Total distributable earnings	1,347,599,103	81,685,886	81,449,011
Fund level net assets	$24,295,625,926	$6,336,742,387	$1,514,611,555
Authorized shares - per class	Unlimited	Unlimited	Unlimited
Par value per share	$ 0.01	$ 0.01	$ 0.01

(1)	Includes securities loaned of $25,041,767 and $22,587,306 for High Yield and Short Duration High Yield, respectively.
(2)	Cash pledged to collateralize the net payment obligations for investments in derivatives.
See accompanying notes to financial statements.

Statement of Operations
Six Months Ended September 30, 2021
(Unaudited)
	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Investment Income
Interest and Dividends	$ 622,558,938	$106,804,418	$21,239,021
Securities lending income, net	31,562	26,329	—
Total investment income	622,590,500	106,830,747	21,239,021
Expenses
Management fees	54,587,025	13,838,525	3,275,254
12b-1 service fees - Class A Shares	8,827,860	1,195,502	237,475
12b-1 distribution and service fees - Class C Shares	7,603,955	769,446	175,238
12b-1 distribution and service fees - Class C2 Shares(1)	59,716	5,408	—
Shareholder servicing agent fees	4,224,441	747,168	373,880
Interest expense	20,575,463	751,255	160,351
Custodian fees	482,060	248,330	88,647
Professional fees	753,353	170,148	48,016
Trustees fees	339,260	83,554	19,104
Shareholder reporting expenses	200,738	40,786	35,687
Federal and state registration fees	616,078	290,632	100,759
Other	47,769	17,913	17,865
Total expenses	98,317,718	18,158,667	4,532,276
Net investment income (loss)	524,272,782	88,672,080	16,706,745
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	16,695,385	2,415,964	22,779,338
Futures contracts	166,655	977,334	(4,620,826)
Swaps	1,852,241	74,067	19,232
Change in net unrealized appreciation (depreciation) of:
Investments	495,443,238	106,928,300	1,487,356
Futures contracts	(18,106,947)	(3,280,916)	(638,198)
Swaps	3,901,426	(48,221)	(11,951)
Net realized and unrealized gain (loss)	499,951,998	107,066,528	19,014,951
Net increase (decrease) in net assets from operations	$1,024,224,780	$195,738,608	$35,721,696

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
See accompanying notes to financial statements.

Statement of Changes in Net Assets
	High Yield		Short Duration High Yield
	Unaudited Six Months Ended 9/30/21	Year Ended 3/31/21	Unaudited Six Months Ended 9/30/21	Year Ended 3/31/21
Operations
Net investment income (loss)	$ 524,272,782	$ 1,007,730,051	$ 88,672,080	$ 167,785,346
Net realized gain (loss) from:
Investments	16,695,385	(19,730,462)	2,415,964	(15,845,122)
Futures contracts	166,655	(70,749,104)	977,334	(10,311,357)
Swaps	1,852,241	5,360,010	74,067	361,573
Change in net unrealized appreciation (depreciation) of:
Investments	495,443,238	1,750,748,208	106,928,300	240,198,625
Futures contracts	(18,106,947)	116,644,024	(3,280,916)	19,883,530
Swaps	3,901,426	2,723,453	(48,221)	(135,739)
Net increase (decrease) in net assets from operations	1,024,224,780	2,792,726,180	195,738,608	401,936,856
Distributions to Shareholders
Dividends:
Class A Shares	(198,892,992)	(357,547,979)	(19,160,202)	(37,645,217)
Class C Shares	(28,338,525)	(59,207,333)	(1,861,664)	(4,427,746)
Class C2 Shares(1)	(327,987)	(10,725,812)	(20,906)	(326,652)
Class R6 Shares	(20,396,536)	(44,324,724)	—	—
Class I Shares	(283,232,500)	(495,485,374)	(72,301,887)	(124,950,550)
Decrease in net assets from distributions to shareholders	(531,188,540)	(967,291,222)	(93,344,659)	(167,350,165)
Fund Share Transactions
Proceeds from sale of shares	4,997,447,661	7,878,917,738	2,116,128,703	2,013,128,175
Proceeds from shares issued to shareholders due to reinvestment of distributions	413,781,595	746,565,885	78,201,961	131,773,023
	5,411,229,256	8,625,483,623	2,194,330,664	2,144,901,198
Cost of shares redeemed	(2,442,249,379)	(8,865,999,905)	(671,277,653)	(2,751,268,480)
Net increase (decrease) in net assets from Fund share transactions	2,968,979,877	(240,516,282)	1,523,053,011	(606,367,282)
Capital contribution from the Adviser	—	1,517,060	—	3,457,008
Net increase (decrease) in net assets	3,462,016,117	1,586,435,736	1,625,446,960	(368,323,583)
Net assets at the beginning of period	20,833,609,809	19,247,174,073	4,711,295,427	5,079,619,010
Net assets at the end of period	$24,295,625,926	$20,833,609,809	$6,336,742,387	$ 4,711,295,427

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

See accompanying notes to financial statements.

Statement of Changes in Net Assets (continued)
	Strategic Municipal Opportunities
	Unaudited Six Months Ended 9/30/21	Year Ended 3/31/21
Operations
Net investment income (loss)	$ 16,706,745	$ 27,273,040
Net realized gain (loss) from:
Investments	22,779,338	10,220,502
Futures contracts	(4,620,826)	(534,310)
Swaps	19,232	89,988
Change in net unrealized appreciation (depreciation) of:
Investments	1,487,356	61,770,282
Futures contracts	(638,198)	3,625,290
Swaps	(11,951)	(33,462)
Net increase (decrease) in net assets from operations	35,721,696	102,411,330
Distributions to Shareholders
Dividends:
Class A Shares	(2,865,618)	(5,105,118)
Class C Shares	(282,265)	(547,737)
Class C2 Shares(1)	—	—
Class R6 Shares	—	—
Class I Shares	(14,613,081)	(23,284,477)
Decrease in net assets from distributions to shareholders	(17,760,964)	(28,937,332)
Fund Share Transactions
Proceeds from sale of shares	357,428,243	783,286,860
Proceeds from shares issued to shareholders due to reinvestment of distributions	17,443,192	28,904,164
	374,871,435	812,191,024
Cost of shares redeemed	(117,902,263)	(342,461,921)
Net increase (decrease) in net assets from Fund share transactions	256,969,172	469,729,103
Capital contribution from the Adviser	—	—
Net increase (decrease) in net assets	274,929,904	543,203,101
Net assets at the beginning of period	1,239,681,651	696,478,550
Net assets at the end of period	$1,514,611,555	$1,239,681,651

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
See accompanying notes to financial statements.

Statement of Cash Flows
Six Months Ended September 30, 2021
High Yield
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets from Operations	$ 1,024,224,780
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments	(4,151,391,202)
Proceeds from sales and maturities of investments	1,035,602,167
Proceeds from (Purchase of) short-term investments, net	(1,620,648,965)
Proceeds from (Repayments of) collateral from securities lending	(19,047,676)
Payment in-kind distributions	(719,066)
Premiums received (paid) for credit default	(1,046,907)
Amortization (Accretion) of premiums and discounts, net	(28,394,509)
(Increase) Decrease in:
Receivable for interest	(57,309,280)
Receivable for investments sold	37,121,974
Receivable for variation margin on futures contracts	2,335,257
Other assets	(375,796)
Increase (Decrease) in:
Payable for collateral from securities lending program	19,047,676
Payable for interest	12,705,703
Payable for investments purchased - regular settlement	(25,815,907)
Payable for investments purchased - when-issued/delayed-delivery settlement	69,182,130
Payable for variation margin on futures contracts	1,209,579
Accrued management fees	1,095,957
Accrued Trustees fees	174,247
Accrued 12b-1 distribution and service fees	150,672
Accrued other expenses	(1,750,876)
Net realized (gain) loss from:
Investments	(16,695,385)
Paydowns	(240,324)
Change in net unrealized (appreciation) depreciation of:
Investments	(495,443,238)
Swaps	(3,901,426)
Net cash provided by (used in) operating activities	(4,219,930,415)
Cash Flows from Financing Activities:
Increase (Decrease) in:
Proceeds from floating rate obligations	1,327,524,000
(Repayments) of floating rate obligations	(26,080,000)
Cash distributions paid to common shareholders	(115,827,659)
Proceeds from sale of shares	4,971,835,304
Cost of shares redeemed	(2,391,596,987)
Net cash provided by (used in) financing activities	3,765,854,658
Net Increase (Decrease) in Cash and Cash Collateral at Brokers	(454,075,757)
Cash and cash collateral at brokers at the beginning of period	478,715,139
Cash and cash collateral at brokers at the end of period	24,639,382

Supplemental Disclosure of Cash Flow Information	High Yield
Cash paid for interest (excluding borrowing costs)	$7,869,760
Non-cash financing activities not included herein consists of reinvestments of share distributions	-
See accompanying notes to financial statements.

Statement of Cash Flows (continued)
The following table provides a reconciliation of cash and cash collateral at brokers to the statement of assets and liabilities:
High Yield
Cash	12,059,633
Cash collateral at brokers for investments in futures	11,789,749
Cash collateral at brokers for investments in swaps	790,000
Total cash and cash collateral at brokers	$24,639,382
See accompanying notes to financial statements.

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Financial Highlights
High Yield
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date)	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (6/99)
March 31, 2022(e)	$17.87	$0.41	$ 0.44	$ 0.85	$(0.42)	$ —	$(0.42)	$18.30
March 31, 2021	16.22	0.88	1.62	2.50	(0.85)	—	(0.85)	17.87
March 31, 2020	17.42	0.84	(1.19)	(0.35)	(0.85)	—	(0.85)	16.22
March 31, 2019	17.10	0.89	0.31	1.20	(0.88)	—	(0.88)	17.42
March 31, 2018	16.73	0.88	0.39	1.27	(0.90)	—	(0.90)	17.10
March 31, 2017(f)	17.54	0.83	(0.79)	0.04	(0.85)	—	(0.85)	16.73
April 30, 2016	17.16	0.97	0.35	1.32	(0.94)	—	(0.94)	17.54
Class C (2/14)
March 31, 2022(e)	17.85	0.34	0.42	0.76	(0.34)	—	(0.34)	18.27
March 31, 2021	16.20	0.75	1.61	2.36	(0.71)	—	(0.71)	17.85
March 31, 2020	17.41	0.70	(1.20)	(0.50)	(0.71)	—	(0.71)	16.20
March 31, 2019	17.09	0.75	0.31	1.06	(0.74)	—	(0.74)	17.41
March 31, 2018	16.71	0.75	0.39	1.14	(0.76)	—	(0.76)	17.09
March 31, 2017(f)	17.52	0.71	(0.79)	(0.08)	(0.73)	—	(0.73)	16.71
April 30, 2016	17.14	0.82	0.36	1.18	(0.80)	—	(0.80)	17.52
Class R6 (6/16)
March 31, 2022(e)	17.89	0.43	0.44	0.87	(0.44)	—	(0.44)	18.32
March 31, 2021	16.23	0.92	1.62	2.54	(0.88)	—	(0.88)	17.89
March 31, 2020	17.44	0.89	(1.21)	(0.32)	(0.89)	—	(0.89)	16.23
March 31, 2019	17.11	0.93	0.32	1.25	(0.92)	—	(0.92)	17.44
March 31, 2018	16.72	0.92	0.40	1.32	(0.93)	—	(0.93)	17.11
March 31, 2017(g)	17.95	0.72	(1.22)	(0.50)	(0.73)	—	(0.73)	16.72
Class I (6/99)
March 31, 2022(e)	17.87	0.43	0.43	0.86	(0.43)	—	(0.43)	18.30
March 31, 2021	16.22	0.92	1.61	2.53	(0.88)	—	(0.88)	17.87
March 31, 2020	17.42	0.88	(1.19)	(0.31)	(0.89)	—	(0.89)	16.22
March 31, 2019	17.10	0.92	0.32	1.24	(0.92)	—	(0.92)	17.42
March 31, 2018	16.73	0.92	0.38	1.30	(0.93)	—	(0.93)	17.10
March 31, 2017(f)	17.54	0.86	(0.78)	0.08	(0.89)	—	(0.89)	16.73
April 30, 2016	17.16	1.00	0.35	1.35	(0.97)	—	(0.97)	17.54

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

4.75%	$ 9,157,998	0.91%*	0.73%*	4.44%*	5%
15.62	8,064,891	0.96	0.74	5.17	18
(2.24)	6,514,930	1.19	0.74	4.70	21
7.25	6,402,945	1.12	0.75	5.20	20
7.68	5,256,581	0.98	0.76	5.14	17
0.21	4,261,316	0.88*	0.76*	5.25*	21
7.95	4,295,385	0.83	0.77	5.66	14

4.28	1,550,718	1.71*	1.53*	3.65*	5
14.67	1,449,724	1.76	1.54	4.39	18
(3.00)	1,425,926	1.99	1.54	3.90	21
6.40	1,231,745	1.92	1.55	4.40	20
6.88	1,071,845	1.78	1.56	4.35	17
(0.53)	859,108	1.68*	1.56*	4.47*	21
7.09	687,487	1.62	1.56	4.84	14

4.86	913,712	0.67*	0.49*	4.68*	5
15.86	774,499	0.73	0.51	5.44	18
(1.99)	1,821,590	0.96	0.51	4.96	21
7.54	26,045	0.89	0.52	5.45	20
8.00	9,771	0.74	0.52	5.35	17
(2.81)	37,275	0.66*	0.54*	5.58*	21

4.85	12,673,198	0.71*	0.53*	4.64*	5
15.87	10,487,347	0.76	0.54	5.37	18
(2.04)	9,128,343	0.99	0.54	4.90	21
7.48	10,101,476	0.92	0.55	5.40	20
7.87	8,852,628	0.78	0.56	5.35	17
0.40	6,896,385	0.68*	0.56*	5.44*	21
8.17	6,773,058	0.63	0.57	5.86	14
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 – Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)	Unaudited. For the six months ended September 30, 2021.
(f)	For the eleven months ended March 31, 2017.
(g)	For the period June 30, 2016 (commencement of operations) through March 31, 2017.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Short Duration High Yield
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date)	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (2/13)
March 31, 2022(e)	$10.31	$0.16	$ 0.23	$ 0.39	$(0.17)	$ —	$(0.17)	$10.53
March 31, 2021	9.73	0.37	0.58	0.95	(0.37)	—	(0.37)	10.31
March 31, 2020	10.34	0.37	(0.61)	(0.24)	(0.37)	—	(0.37)	9.73
March 31, 2019	10.09	0.38	0.24	0.62	(0.37)	—	(0.37)	10.34
March 31, 2018	9.87	0.39	0.20	0.59	(0.37)	—	(0.37)	10.09
March 31, 2017(f)	10.26	0.33	(0.41)	(0.08)	(0.31)	—	(0.31)	9.87
April 30, 2016	10.16	0.35	0.09	0.44	(0.34)	—	(0.34)	10.26
Class C (2/14)
March 31, 2022(e)	10.32	0.12	0.23	0.35	(0.13)	—	(0.13)	10.54
March 31, 2021	9.73	0.29	0.59	0.88	(0.29)	—	(0.29)	10.32
March 31, 2020	10.35	0.28	(0.61)	(0.33)	(0.29)	—	(0.29)	9.73
March 31, 2019	10.08	0.30	0.26	0.56	(0.29)	—	(0.29)	10.35
March 31, 2018	9.87	0.31	0.19	0.50	(0.29)	—	(0.29)	10.08
March 31, 2017(f)	10.25	0.26	(0.41)	(0.15)	(0.23)	—	(0.23)	9.87
April 30, 2016	10.15	0.27	0.08	0.35	(0.25)	—	(0.25)	10.25
Class I (2/13)
March 31, 2022(e)	10.33	0.17	0.23	0.40	(0.18)	—	(0.18)	10.55
March 31, 2021	9.75	0.39	0.58	0.97	(0.39)	—	(0.39)	10.33
March 31, 2020	10.36	0.39	(0.61)	(0.22)	(0.39)	—	(0.39)	9.75
March 31, 2019	10.10	0.40	0.25	0.65	(0.39)	—	(0.39)	10.36
March 31, 2018	9.88	0.41	0.20	0.61	(0.39)	—	(0.39)	10.10
March 31, 2017(f)	10.27	0.35	(0.41)	(0.06)	(0.33)	—	(0.33)	9.88
April 30, 2016	10.16	0.37	0.09	0.46	(0.35)	—	(0.35)	10.27

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

3.79%	$1,291,273	0.78%*	0.75%*	3.03%*	10%
9.55	1,042,073	0.81	0.77	3.74	30
(2.10)	1,144,854	0.81	0.76	3.50	26
6.29	1,110,838	0.82	0.77	3.73	20
6.05	812,332	0.81	0.77	3.85	30
(0.80)	725,411	0.81*	0.77*	3.57*	42
4.38	796,301	0.83	0.79	3.46	28

3.38	156,701	1.58*	1.55*	2.24*	10
8.73	146,478	1.61	1.57	2.94	30
(2.97)	171,066	1.61	1.56	2.71	26
5.62	161,518	1.62	1.57	2.94	20
5.07	129,908	1.61	1.57	3.05	30
(1.46)	120,770	1.62*	1.58*	2.78*	42
3.53	110,390	1.63	1.59	2.66	28

3.89	4,888,769	0.58*	0.55*	3.22*	10
9.72	3,518,001	0.61	0.57	3.93	30
(1.93)	3,749,380	0.61	0.56	3.70	26
6.57	4,203,630	0.62	0.57	3.94	20
6.23	2,998,560	0.61	0.57	4.05	30
(0.64)	2,449,596	0.62*	0.58*	3.77*	42
4.67	2,518,596	0.63	0.59	3.66	28

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 – Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)	Unaudited. For the six months ended September 30, 2021.
(f)	For the eleven months ended March 31, 2017.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Strategic Municipal Opportunities
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date)	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (12/14)
March 31, 2022(f)	$11.55	$0.13	$ 0.19	$ 0.32	$(0.14)	$ —	$(0.14)	$11.73
March 31, 2021	10.68	0.29	0.89	1.18	(0.28)	(0.03)	(0.31)	11.55
March 31, 2020	10.83	0.26	(0.07)	0.19	(0.29)	(0.05)	(0.34)	10.68
March 31, 2019	10.23	0.35	0.54	0.89	(0.29)	—	(0.29)	10.83
March 31, 2018	9.98	0.31	0.27	0.58	(0.33)	—	(0.33)	10.23
March 31, 2017(g)	10.52	0.29	(0.47)	(0.18)	(0.26)	(0.10)	(0.36)	9.98
April 30, 2016	10.07	0.28	0.44	0.72	(0.27)	—	(0.27)	10.52
Class C (12/14)
March 31, 2022(f)	11.54	0.09	0.19	0.28	(0.10)	—	(0.10)	11.72
March 31, 2021	10.67	0.20	0.89	1.09	(0.19)	(0.03)	(0.22)	11.54
March 31, 2020	10.82	0.17	(0.07)	0.10	(0.20)	(0.05)	(0.25)	10.67
March 31, 2019	10.22	0.27	0.53	0.80	(0.20)	—	(0.20)	10.82
March 31, 2018	9.97	0.22	0.28	0.50	(0.25)	—	(0.25)	10.22
March 31, 2017(g)	10.52	0.21	(0.47)	(0.26)	(0.19)	(0.10)	(0.29)	9.97
April 30, 2016	10.06	0.20	0.45	0.65	(0.19)	—	(0.19)	10.52
Class I (12/14)
March 31, 2022(f)	11.56	0.15	0.19	0.34	(0.16)	—	(0.16)	11.74
March 31, 2021	10.69	0.31	0.89	1.20	(0.30)	(0.03)	(0.33)	11.56
March 31, 2020	10.84	0.28	(0.07)	0.21	(0.31)	(0.05)	(0.36)	10.69
March 31, 2019	10.23	0.37	0.55	0.92	(0.31)	—	(0.31)	10.84
March 31, 2018	9.98	0.33	0.27	0.60	(0.35)	—	(0.35)	10.23
March 31, 2017(g)	10.53	0.30	(0.47)	(0.17)	(0.28)	(0.10)	(0.38)	9.98
April 30, 2016	10.08	0.30	0.44	0.74	(0.29)	—	(0.29)	10.53

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement			Ratios to Average Net Assets After Waiver/Reimbursement(c)
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(d)	Expenses Excluding Interest	Net Investment Income (Loss)	Expenses Including Interest	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(e)

2.79%	$ 254,367	0.79%*	0.77%*	2.26%*	0.79%*	0.77%*	2.26%*	42%
11.13	218,844	0.80	0.78	2.58	0.80	0.78	2.58	52
1.65	147,502	0.83	0.81	2.31	0.81	0.79	2.33	62
8.82	66,541	0.91	0.88	3.28	0.83	0.80	3.37	50
5.86	14,215	0.99	0.95	2.81	0.83	0.79	2.97	73
(1.74)	8,379	0.99*	0.96*	2.94*	0.83*	0.80*	3.09*	58
7.27	2,301	1.29	1.28	2.45	0.92	0.91	2.82	59

2.38	35,832	1.59*	1.57*	1.46*	1.59*	1.57*	1.46*	42
10.26	32,753	1.60	1.58	1.79	1.60	1.58	1.79	52
0.86	20,752	1.63	1.61	1.51	1.61	1.59	1.53	62
7.95	6,859	1.71	1.68	2.46	1.63	1.60	2.55	50
5.00	2,931	1.79	1.75	2.00	1.63	1.59	2.16	73
(2.56)	1,737	1.79*	1.76*	2.10*	1.63*	1.60*	2.26*	58
6.49	618	1.99	1.98	1.70	1.72	1.71	1.96	59

2.90	1,224,413	0.59*	0.57*	2.46*	0.59*	0.57*	2.46*	42
11.35	988,085	0.60	0.58	2.79	0.60	0.58	2.79	52
1.87	528,224	0.63	0.61	2.51	0.61	0.59	2.53	62
9.10	200,355	0.71	0.68	3.46	0.63	0.60	3.55	50
6.04	100,166	0.80	0.76	3.00	0.63	0.59	3.17	73
(1.68)	74,276	0.79*	0.76*	3.07*	0.64*	0.61*	3.22*	58
7.45	56,699	0.97	0.96	2.66	0.72	0.71	2.90	59

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Note 7 – Management Fees and Other Transactions with Affiliates for more information.
(d)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 – Borrowing Arrangements.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)	Unaudited. For the six months ended September 30, 2021.
(g)	For the eleven months ended March 31, 2017.
*	Annualized.
See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited)
1.  General Information
Trust and Fund Information
The Nuveen Municipal Trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen High Yield Municipal Bond Fund (“High Yield”), Nuveen Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”) and Nuveen Strategic Municipal Opportunities Fund (“Strategic Municipal Opportunities”) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.
The end of the reporting period for the Funds is September 30, 2021, and the period covered by these Notes to Financial Statements is the six months ended September 30, 2021 (the "current fiscal period”).
Investment Adviser and Sub-Adviser
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Soft Closure
After the close of business on September 30, 2021 (the "Closing Date"), High Yield suspended offering its shares to new investors. Investors in the Fund as of the Closing Date may continue to purchase Fund shares, including through the reinvestment of dividends and capital gains distributions. Shares of the Fund also remain available to clients investing through mutual fund wrap and fee-based advisory programs that utilized the Fund as of the Closing Date and the Fund continues to offer its shares to affiliated fund of funds and model portfolios. The closing is intended to ensure that the Fund can be effectively managed in accordance with its investment objective. The Fund reserves the right to modify the extent to which sales of shares are limited and may resume the sale of its shares to new investors as deemed appropriate.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $500,000 or more for High Yield and $250,000 or more for Short Duration High Yield and Strategic Municipal Opportunities are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% for High Yield and Strategic Municipal Opportunities and 0.70% for Short Duration High Yield if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years (ten years prior to March 1, 2021) after purchase. The Funds issued Class C2 Shares upon the exchange of Class C2 Shares from another Nuveen mutual fund or for the purposes of dividend reinvestment, but Class C2 Shares were not available for new accounts or for additional investment into existing accounts. Class C2 Shares were subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C2 Shares converted to Class A Shares after the close of business on June 4, 2021. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2.  Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of dividend income and interest income. Dividend income is recorded on the ex-dividend date. Non-cash dividends received the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind ("PIK") interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds' investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds' financial statements and various filings.

Notes to Financial Statements (Unaudited) (continued)
Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3.  Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities are registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:
High Yield	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$28,243,665,992	$32,720,345**	$28,276,386,337
Common Stocks	62,982,122	780,129,874***	—	843,111,996
Corporate Bonds	—	252,156,672	1,024,817**	253,181,489
Investments Purchased with Collateral from Securities Lending	25,912,189	—	—	25,912,189
Short-Term Investments*:
Repurchase Agreements	—	1,590,248,466	—	1,590,248,466
Municipal Bonds	—	31,996,535	—	31,996,535
Investments in Derivatives:
Credit Default Swaps****	—	—	5,709,997	5,709,997
Futures Contracts****	11,646,992	—	—	11,646,992
Total	$100,541,303	$30,898,197,539	$39,455,159	$31,038,194,001

Short Duration High Yield	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$5,877,138,084	$13,039,758**	$5,890,177,842
Common Stocks	—	198,684,354***	—	198,684,354
Corporate Bonds	—	57,173,860	982,120**	58,155,980
Exchange-Traded Funds	7,497,600	—	—	7,497,600
Investments Purchased with Collateral from Securities Lending	23,127,143	—	—	23,127,143
Short-Term Investments*:
Repurchase Agreements	—	283,654,471	—	283,654,471
Municipal Bonds	—	48,712,883	—	48,712,883
Investments in Derivatives:
Futures Contracts****	3,434,332	—	—	3,434,332
Total	$34,059,075	$6,465,363,652	$14,021,878	$6,513,444,605

Strategic Municipal Opportunities	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$1,535,239,364	$1,435,937**	$1,536,675,301
Common Stocks	—	13,237,923***	—	13,237,923
Corporate Bonds	—	2,285,473	3**	2,285,476
Short-Term Investments*:
Municipal Bonds	—	2,773,173	—	2,773,173
Investments in Derivatives:
Futures Contracts****	2,445,883	—	—	2,445,883
Total	$2,445,883	$1,553,535,933	$1,435,940	$1,557,417,756

*	Refer to the Fund's Portfolio of Investments for state and or/industry classifications, where applicable.
**	Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
***	Refer to the Fund's Portfolio of Investments for securities classified as Level 2.
****	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.
The Funds hold liabilities in floating rate obligations and preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds' liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 - Portfolio Securities and Investments in Derivatives.
4.  Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face

Notes to Financial Statements (Unaudited) (continued)
amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB)  –  Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF)  –  Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations Outstanding	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Floating rate obligations: self-deposited Inverse Floaters	$7,064,652,000	$152,680,000	$47,955,000
Floating rate obligations: externally-deposited Inverse Floaters	1,092,075,000	42,750,000	—
Total	$8,156,727,000	$195,430,000	$47,955,000
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Self-Deposited Inverse Floaters	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Average floating rate obligations outstanding	$6,058,502,079	$163,930,000	$47,955,000
Average annual interest rate and fees	0.62%	0.66%	0.63%

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under such facilities.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the reporting period, each Fund maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations - Recourse Trusts	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$7,059,557,000	$152,680,000	$47,955,000
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	1,073,805,000	42,750,000	—
Total	$8,133,362,000	$195,430,000	$47,955,000
Repurchase Agreements
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Fund	Counterparty	Short-Term Investments, at Value	Collateral Pledged (From) Counterparty
High Yield	Fixed Income Clearing Corporation	$1,590,248,466	$(1,622,053,551)
Short Duration High Yield	Fixed Income Clearing Corporation	$ 283,654,471	$ (289,327,661)
Securities Lending
High Yield and Short Duration High Yield may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, each Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities. Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the

Notes to Financial Statements (Unaudited) (continued)
Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the total value of securities on loan and the total value of collateral received were as follows:
Fund	Asset Class out on Loan	Long-Term Investments, at Value	Total Collateral Received
High Yield	Corporate Bonds	$25,041,767	$25,912,189
Short Duration High Yield	Corporate Bonds	$22,587,306	$23,127,143
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities but excluding derivative transactions and investments purchased with collateral from securities lending, where applicable) during the current fiscal period were as follows:
	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Purchases	$4,151,391,202	$1,963,561,197	$822,460,397
Sales and maturities	1,035,602,167	535,345,175	586,306,614
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Futures Contracts
Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of Assets and Liabilities. Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days “mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
During the current fiscal period, the Funds managed the duration of their respective portfolios by shorting interest rate futures contracts.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Average notional amount of futures contracts outstanding	$1,288,286,098	$408,941,404	$139,831,141
The following table presents the fair value of all futures contracts held by the Fund as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.
	Location on the Statement of Assets and Liabilities
		Asset Derivatives		(Liability) Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
High Yield
Interest rate	Futures contracts	—	$ —	Payable for variation margin on futures contracts*	$11,646,992
Short Duration High Yield
Interest rate	Futures contracts	—	$ —	Payable for variation margin on futures contracts*	$3,434,332
Strategic Municipal Opportunities
Interest rate	Futures contracts	Receivable for variation margin on futures contracts*	$894,588	Payable for variation margin on futures contracts*	$1,551,295
*     Value represents the cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Fund's Portfolio of Investments and not the daily asset and/or liability derivatives location as described in the table above.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Fund	Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Futures Contracts	Change in Net Unrealized Appreciation (Depreciation) of Futures Contracts
High Yield	Interest rate	Futures contracts	$ 166,655	$(18,106,947)
Short Duration High Yield	Interest rate	Futures contracts	$ 977,334	$ (3,280,916)
Strategic Municipal Opportunities	Interest rate	Futures contracts	$(4,620,826)	$ (638,198)
Credit Default Swap Contracts
A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return if/when there is a credit event by a third party. Generally, a credit event means bankruptcy, failure to pay, or restructuring. The specific credit events applicable for each credit default swap are stated in the terms of the particular swap agreement. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) deliver (receive) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The difference between the value of the security received (delivered) and the notional amount delivered (received) is recorded as a realized gain or loss. Payments paid (received) at the beginning of the measurement period are recognized as a component of “Credit default swaps premiums paid and/or received” on the Statement of Assets and Liabilities, when applicable.
Credit default swap contracts are valued daily. Changes in the value of a credit default swap during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” and realized gains and losses are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations.

Notes to Financial Statements (Unaudited) (continued)
For OTC swaps not cleared through a clearing house (“OTC Uncleared”), the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as components of “Unrealized appreciation or depreciation on credit default swaps” on the Statement of Assets and Liabilities.
Upon the execution of an OTC swap cleared through a clearing house (“OTC Cleared”), a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open swap contracts, if any, is recognized as “Cash collateral at brokers for investments in swaps” on the Statement of Assets and Liabilities. Investments in OTC Cleared swaps obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to the appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit a Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.” Variation margin for OTC Cleared swaps is recognized as a receivable and/or payable for “Variation margin on swap contracts” on the Statement of Assets and Liabilities. Upon the execution of an OTC Uncleared swap, neither the Fund nor the counterparty is required to deposit initial margin as the trades are recorded bilaterally between both parties to the swap contract, and the terms of the variation margin are subject to a predetermined threshold negotiated by the Fund and the counterparty. Variation margin for OTC Uncleared swaps is recognized as a component of “Unrealized appreciation or depreciation on credit default swaps” as described in the preceding paragraph. The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
During the current fiscal period, the Funds used credit default swap contracts to purchase credit protection on certain credits, or to take on credit risk on other credits and earn a commensurate credit spread.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:
	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Average notional amount of credit default swap contracts outstanding	$145,000,000	$3,333,333	$833,333
The following table presents the fair value of all swap contracts held by the Funds as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.
	Location on the Statement of Assets and Liabilities
		Asset Derivatives		(Liability) Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
High Yield
Credit	Swaps (OTC Uncleared)	Unrealized appreciation on credit default swaps**	$5,709,997	—	$ —
**     Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities and is not reflected in the cumulative unrealized appreciation (depreciation) presented above.
The following table presents the Funds’ swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the reporting period.
	Gross Amounts Not Offset on the Statements of Assets and Liabilities
Fund	Counterparty	Gross Unrealized Appreciation on Credit Default Swaps***	Gross Unrealized (Depreciation) on Credit Default Swaps***	Net Unrealized Appreciation (Depreciation) on Credit Default Swaps	Interest Rate Swaps Premium Paid (Received)	Financial Instruments****	Collateral Pledged to (from) Counterparty	Net Exposure
High Yield	Citigroup Global Markets Inc.	$5,709,997	$ —	$5,709,997	$(6,614,908)	$ —	$790,000	$(114,911)
***    Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.
**** Represents inverse floating rate securities available for offset.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on swap contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.

Fund	Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Swaps	Change in Net Unrealized Appreciation (Depreciation) of Swaps
High Yield	Credit	Swaps	$1,852,241	$3,901,426
Short Duration High Yield	Credit	Swaps	$ 74,067	$ (48,221)
Strategic Municipal Opportunities	Credit	Swaps	$ 19,232	$ (11,951)
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
5.  Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
	Six Months Ended 9/30/21		Year Ended 3/31/21
High Yield	Shares	Amount	Shares	Amount
Shares sold:
Class A	83,781,781	$ 1,539,485,936	155,568,837	$ 2,654,005,877
Class A – automatic conversion of Class C Shares	12,949	231,657	342	6,087
Class A – automatic conversion of Class C2 Shares	106,304	1,903,098	94,644	1,554,376
Class C	9,251,195	169,979,534	13,303,561	227,718,211
Class C2[1]	5	89	101,186	1,666,529
Class R6	13,234,029	244,481,257	20,644,379	351,925,480
Class I	165,845,817	3,041,366,090	272,952,516	4,642,041,178
Shares issued to shareholders due to reinvestment of distributions:
Class A	9,226,673	169,675,023	17,911,527	305,703,285
Class C	1,376,334	25,275,085	3,026,660	51,538,182
Class C2[1]	16,435	298,789	571,882	9,669,215
Class R6	71,153	1,308,626	118,601	2,037,109
Class I	11,811,964	217,224,072	22,124,671	377,618,094
	294,734,639	5,411,229,256	506,418,806	8,625,483,623
Shares redeemed:
Class A	(43,935,510)	(808,544,204)	(123,953,366)	(2,103,567,903)
Class C	(6,978,850)	(128,036,201)	(23,116,960)	(391,261,593)
Class C – automatic conversion to Class A Shares	(12,963)	(231,657)	(343)	(6,087)
Class C2[1]	(3,111,843)	(56,710,972)	(19,365,437)	(332,856,488)
Class C2 – automatic conversion to Class A Shares	(106,423)	(1,903,098)	(94,699)	(1,554,376)
Class R6	(6,721,414)	(124,070,220)	(89,711,463)	(1,475,517,394)
Class I	(71,928,440)	(1,322,753,027)	(270,968,965)	(4,561,236,064)
	(132,795,443)	(2,442,249,379)	(527,211,233)	(8,865,999,905)
Net increase (decrease)	161,939,196	$ 2,968,979,877	(20,792,427)	$ (240,516,282)

Notes to Financial Statements (Unaudited) (continued)
	Six Months Ended 9/30/21		Year Ended 3/31/21
Short Duration High Yield	Shares	Amount	Shares	Amount
Shares sold:
Class A	33,289,617	$ 350,243,618	37,546,216	$ 376,129,073
Class A – automatic conversion of Class C2 Shares	23,964	247,304	4,827	48,370
Class C	1,949,483	20,521,787	2,452,874	24,483,272
Class C2[1]	—	—	70,551	686,670
Class I	165,620,009	1,745,115,994	160,489,521	1,611,780,790
Shares issued to shareholders due to reinvestment of distributions:
Class A	1,616,629	17,021,348	3,217,714	31,925,183
Class C	154,481	1,627,018	369,152	3,663,961
Class C2[1]	1,835	19,134	28,816	285,141
Class I	5,641,563	59,534,461	9,647,298	95,898,738
	208,297,581	2,194,330,664	213,826,969	2,144,901,198
Shares redeemed:
Class A	(13,365,515)	(140,821,726)	(57,374,507)	(566,230,390)
Class C	(1,428,967)	(15,039,657)	(6,207,185)	(61,382,624)
Class C2[1]	(437,972)	(4,583,335)	(1,106,376)	(11,033,609)
Class C2 – automatic conversion to Class A Shares	(23,964)	(247,304)	(4,827)	(48,370)
Class I	(48,430,517)	(510,585,631)	(214,263,185)	(2,112,573,487)
	(63,686,935)	(671,277,653)	(278,956,080)	(2,751,268,480)
Net increase (decrease)	144,610,646	$1,523,053,011	(65,129,111)	$ (606,367,282)

	Six Months Ended 9/30/21		Year Ended 3/31/21
Strategic Municipal Opportunities	Shares	Amount	Shares	Amount
Shares sold:
Class A	3,882,587	$ 45,876,156	9,206,622	$ 102,684,663
Class C	478,078	5,640,060	1,284,560	14,269,880
Class I	25,871,055	305,912,027	59,874,007	666,332,317
Shares issued to shareholders due to reinvestment of distributions:
Class A	242,469	2,862,583	452,936	5,097,073
Class C	23,799	280,798	48,293	543,549
Class I	1,210,013	14,299,811	2,061,760	23,263,542
	31,708,001	374,871,435	72,928,178	812,191,024
Shares redeemed:
Class A	(1,396,103)	(16,428,511)	(4,516,481)	(50,454,328)
Class C	(284,129)	(3,351,009)	(438,401)	(4,910,496)
Class I	(8,306,427)	(98,122,743)	(25,846,523)	(287,097,097)
	(9,986,659)	(117,902,263)	(30,801,405)	(342,461,921)
Net increase (decrease)	21,721,342	$ 256,969,172	42,126,773	$ 469,729,103

[1]	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2021.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Tax cost of investments	$21,783,584,388	$6,088,658,921	$1,455,087,905
Gross unrealized:
Appreciation	$ 2,807,246,718	$ 402,980,175	$ 67,842,499
Depreciation	(623,174,035)	(130,873,865)	(13,467,483)
Net unrealized appreciation (depreciation) of investments	$ 2,184,072,683	$ 272,106,310	$ 54,375,016
Permanent differences, primarily due to investments in partnerships, taxable market discount, paydowns and treatment of notional principal contracts, resulted in reclassifications among the Funds’ components of net assets as of March 31, 2021, the Funds' last tax year end.
The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of March 31, 2021, the Funds' last tax year end, were as follows:
	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Undistributed net tax-exempt income[1]	$87,797,253	$17,348,959	$2,641,915
Undistributed net ordinary income[2]	10,993,056	1,755,899	3,876,602
Undistributed net long-term capital gains	—	—	6,842,580

[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period March 1, 2021 through March 31, 2021, and paid on April 1, 2021.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
The tax character of distributions paid during the Funds' last tax year ended March 31, 2021 was designated for purposes of the dividends paid deduction as follows:
	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Distributions from net tax-exempt income	$908,610,677	$154,805,227	$24,489,916
Distributions from net ordinary income[2]	58,680,545	12,544,938	1,539,676
Distributions from net long-term capital gains	—	—	2,907,740

[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
As of March 31, 2021, the Funds’ last tax year end, the following Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.
	High Yield	Short Duration High Yield
Not subject to expiration:
Short-term	$707,363,856	$136,626,006
Long-term	126,911,204	51,552,254
Total	$834,275,060	$188,178,260
During the Funds’ last tax year ended March 31, 2021, High Yield utilized $7,456,187 of its capital loss carryforward.

Notes to Financial Statements (Unaudited) (continued)
7.  Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components  –  a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Average Daily Net Assets	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
For the first $125 million	0.4000%	0.4000%	0.3500%
For the next $125 million	0.3875	0.3875	0.3375
For the next $250 million	0.3750	0.3750	0.3250
For the next $500 million	0.3625	0.3625	0.3125
For the next $1 billion	0.3500	0.3500	0.3000
For the next $3 billion	–	–	0.2750
For the next $5 billion	–	–	0.2500
For net assets over $10 billion	–	–	0.2375
For the next $8 billion	0.3250	0.3250	–
For the next $5 billion	0.3125	0.3125	–
For the next $5 billion	0.3000	0.3000	–
For net assets over $20 billion	0.2875	0.2875	–
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*     The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of September 30, 2021, the complex-level fee for each Fund was 0.1536%.
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. The expense limitations expiring July 31, 2023, may be terminated or modified prior to that date only with the approval of the Board.

Fund	Expense Cap	Expense Cap Expiration Date
Short Duration High Yield	0.65%	July 31, 2023
Strategic Municipal Opportunities	0.64	July 31, 2023
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C2 Shares incurred a 0.55% annual 12b-1 distribution fee and a 0.20% annual 12b-1 service fee. Class R6 and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
Cross-Trades	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Purchases	$20,241	$220,495	$ —
Sales	—	—	—
Realized gain (loss)	—	—	—
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Sales charges collected	$10,596,990	$1,389,136	$337,311
Paid to financial intermediaries	9,843,774	1,357,068	327,464
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
Commission advances	$7,215,590	$1,437,290	$347,233
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C and Class C2 Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
12b-1 fees retained	$1,160,470	$119,315	$45,957

Notes to Financial Statements (Unaudited) (continued)
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
	High Yield	Short Duration High Yield	Strategic Municipal Opportunities
CDSC retained	$285,940	$48,610	$10,595
8.  Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds' rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
9.  Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.635 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2022 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Prior to June 23, 2021, the drawn interest rate was equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Participating Funds also incurred a 0.05% upfront fee on the increase of the $230 million commitment amount during the reporting period. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Funds' maximum outstanding balance during the utilization period was a follows:
Strategic Municipal Opportunities
Maximum outstanding balance	$17,700,000
During each Fund's utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Strategic Municipal Opportunities
Utilization period (days outstanding)	2
Average daily balance outstanding	$10,000,000
Average annual interest rate	1.36%

Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities, where applicable.

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787

Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request by calling Nuveen toll-free at (800) 257-8787 or Nuveen's website at www.nuveen.com and (ii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage (Effective Leverage Ratio): Effective leverage is investment exposure created either through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Lipper General & Insured Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper General & Insured Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper High Yield Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper High Yield Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Glossary of Terms Used in this Report (Unaudited) (continued)
S&P Municipal Yield Index: Comprises all of the bonds in the S&P Municipal Bond Index that are non-rated or rated BB+ by S&P and/or Ba1 or lower by Moody’s. The index does not contain bonds that are pre-refunded or escrowed to maturity. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Short Duration Municipal Yield Index: An index that consists of bonds maturing in 1 to 12 years and is structured so that 70% of the market value of the index consists of bonds that are either non-rated or are rated below investment grade, and 20% are rated BBB/Baa, and 10% are rated single A. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Annual Investment Management Agreement Approval Process
(Unaudited)
At a meeting held on May 25-27, 2021 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of the Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. Although the 1940 Act requires that continuances of the Advisory Agreements (as defined below) be approved by the in-person vote of a majority of the Independent Board Members, the May Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and governmental restrictions on gatherings. The May Meeting was held virtually in reliance on certain exemptive relief the Securities and Exchange Commission provided to registered investment companies providing temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in light of these challenges.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.” Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to its annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the funds; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and portfolio teams, when feasible.
In addition, in connection with the annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its annual consideration of the renewal of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2020 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued during the year for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year.
In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements. Accordingly, on April 21-22, 2021 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting. The Board reviewed fund performance throughout the year and in its review, the Board recognized the volatile market conditions that occurred in early 2020 arising, in part, from the public health crisis caused by the novel coronavirus known as COVID-19 and the resulting impact on a fund’s performance for 2020 and thereafter. Accordingly, the Board considered performance data measured over various periods of time as summarized in more detail below.
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.

Annual Investment Management Agreement Approval Process (Unaudited) (continued)
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided throughout the year and at the April and May Meetings, and each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process. The following summarizes the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements as well as the Board’s conclusions.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory and other developments. The Board accordingly considered the extensive resources, tools and capabilities available to the Adviser to operate and manage the Nuveen funds. With respect to the Adviser, as a general matter, some of these services it and its affiliates provide to the Nuveen funds include, but are not limited to: product management (such as setting dividends, analyzing fund expenses, providing competitive analysis, and providing due diligence support); investment oversight, risk management and securities valuation services (such as overseeing and reviewing the various sub-advisers to the Nuveen funds and their investment teams; analyzing fund performance and risk data; overseeing operational and risk management; participating in financial statement, marketing and risk disclosures; providing daily valuation services and developing related valuation policies, procedures and methodologies; periodic testing of audit and regulatory requirements; participating in product development and management processes; participating in leverage management, liquidity monitoring and counterparty credit oversight; providing due diligence and overseeing fund accounting and custody providers; overseeing third party pricing services and periodically assessing investment and liquidity risks); fund administration (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; overseeing the funds’ independent public accountants and other service providers; analyzing products and enhancements; and managing fund budgets and expenses); oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers); Board relations services (such as organizing and administering Board and committee meetings, preparing various reports to the Board and committees and providing other support services); compliance and regulatory oversight services (such as managing compliance policies; monitoring compliance with applicable fund policies and laws and regulations; devising internal compliance programs and a framework to review and assess compliance programs; evaluating the compliance programs of the various sub-advisers to the Nuveen funds and certain other service providers; responding to regulatory requests; and preparing compliance training materials); and legal support and oversight of outside law firms (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies).
In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2020 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:
•	Centralization of Functions – ongoing initiatives to centralize investment leadership, market approach and shared support functions within Nuveen and its affiliates in seeking to operate more effectively the business and enhance the services to the Nuveen funds;
•	Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; and modifying portfolio management teams for various funds;
•	Investment Team Integrations – continuing to integrate and adjust the members of certain investment teams, in part, to allow greater access to tools and resources within the Nuveen organization and its affiliates;

•	Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds and facilitate regulatory or logistical changes;
•	Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;
•	Compliance Program Initiatives – continuing efforts to mitigate compliance risk, increase operating efficiencies, implement enhancements to strengthen key compliance program elements and support international business growth and other corporate objectives;
•	Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment teams; new products; changes to mandates, policies and benchmarks; and other management proposals;
•	Risk Management and Valuation Services - continuing to oversee and manage risk including, among other things, conducting daily calculations and monitoring of risk measures across the Nuveen funds, instituting appropriate investment risk controls, providing risk reporting throughout the firm, participating in internal oversight committees, and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintains the valuation policies and procedures, facilitates valuation committee meetings, manages relationships with pricing vendors, and prepares relevant valuation reports and designs methods to simplify and enhance valuation workflow within the organization;
•	Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;
•	Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;
•	Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program designed to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and
•	Dividend Management Services – continuing to manage the dividends among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.
In its review, the Board recognized that Nuveen’s risk management, compliance, technology and operations capabilities are all integral to providing its investment management services to the Nuveen funds. Further, the Board noted the benefits to shareholders of investing in a Nuveen fund, as each Nuveen fund is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times as occurred in the market in the first half of 2020. The Board recognized the impact of the COVID-19 pandemic during the year and the adaptations required by service providers to continue to deliver their services to the Nuveen funds, including working remotely. In this regard, the Board noted the ability of the Adviser and the various sub-advisers to the Nuveen funds to provide continuously their services notwithstanding the significant disruptions caused by the pandemic. In addition to the services provided by the Adviser, the Board also considered the risks borne by the Adviser and its affiliates in managing the Nuveen funds, including entrepreneurial, operational, reputational, regulatory and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board also considered the structure of investment personnel compensation programs and whether this structure provides appropriate incentives to act in the best interests of the respective Nuveen funds. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Annual Investment Management Agreement Approval Process (Unaudited) (continued)
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2020 as well as performance data periods ending nearer to the May Meeting, including the quarter, one-, three- and five-year periods ending March 31, 2021 and May 14, 2021. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers (both overperformance and underperformance); the factors contributing to the performance; and any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.
In its review, the Board reviewed both absolute and relative fund performance during the annual review over the various time periods. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). For Nuveen funds that had changes in portfolio managers since 2018 or significant changes, among other things, to their investment strategies or policies since 2019, the Board reviewed certain performance data comparing the performance of such funds before and after such changes. In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s) (such as differences in the use of leverage) as well as differences in the composition of the Performance Peer Group over time will necessarily contribute to differences in performance results and limit the value of the comparative information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the funds as low, medium or high.
The Board also evaluated performance in light of various relevant factors, including, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board recognized the significant market decline in the early part of 2020 in connection with, among other things, the impact of the COVID-19 pandemic and that such a period of underperformance and market volatility may significantly weigh on the longer term performance results. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods. However, with respect to any Nuveen funds for which the Board had identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen High Yield Municipal Bond Fund (the “High Yield Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2020, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period ended December 31, 2020 and first quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2020. Further, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2021 and May 14, 2021, the Fund outperformed its benchmark for the one-year periods ended March 31, 2021 and May 14, 2021 and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2021 and May 14, 2021. Based on its review, the Board was satisfied with the Fund’s overall performance.
For Nuveen Short Duration High Yield Municipal Bond Fund (the “Short Duration Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2020. The Fund also ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2021 and May 14, 2021. The Board, however, recognized that the Performance Peer Group was classified as low for relevancy given that the Fund was included in a generally longer duration peer group. Further, the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2021 and May 14, 2021. However, the Board noted that although weaker relative performance in 2020, particularly in the first quarter of 2020, and outflows in 2020, among other things, continued to weigh on longer term performance results, the Fund had improved performance in the short term with the Fund outperforming its benchmark for the one-year periods ended March 31, 2021 and May 14, 2021 and ranking in the first quartile of its Performance Peer Group for the quarter ended March 31, 2021. Based on its review, the Board was satisfied with the Fund’s overall performance.
For Nuveen Strategic Municipal Opportunities Fund (the “Strategic Fund”), the Board noted that the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2020, March 31, 2021, and May 14, 2021. In its review, the Board noted that the Performance Peer Group was classified as low for relevancy. Based on its review, the Board was satisfied with the Fund’s overall performance.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of each fund before and after any fee waivers and/or expense reimbursements. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and/or to a more focused subset of comparable funds (the “Peer Group”) established by Broadridge (subject to certain exceptions). The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer Universe and Peer Group and recognized that differences between the applicable fund and its respective Peer Universe and/or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $58.4 million and fund-level breakpoints reduced fees by approximately $69.6 million in 2020. Further, fee caps and waivers for all applicable Nuveen funds saved approximately an additional $13.2 million in fees for shareholders in 2020.
With respect to the Sub-Adviser, the Board also considered the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund, the breakpoint schedule and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the High Yield Fund and the Short Duration Fund each had a net management fee that was in line with the respective peer average and a net expense ratio that was below the respective peer average; and (b) the Strategic Fund had a net management fee and a net expense ratio that were in line with the respective peer averages.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the Sub-Adviser, such other clients may include retail and institutional managed accounts, passively managed exchange-traded funds (“ETFs”) sub-advised by the Sub-Adviser that are offered by another fund complex and municipal managed accounts offered by an unaffiliated adviser. With respect to the Sub-Adviser, the Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts as well as the sub-advisory fee the Sub-Adviser received for serving as sub-adviser to passive ETFs offered outside the Nuveen family.
In considering the fee data of other clients, the Board recognized, among other things, the differences in the amount, type and level of services provided to the Nuveen funds relative to other clients as well as the differences in portfolio investment policies, investor profiles, account sizes and regulatory requirements, all of which contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to the other types of clients as the funds operate in a highly regulated industry with increasing regula-

Annual Investment Management Agreement Approval Process (Unaudited) (continued)
tory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. Further, with respect to ETFs, the Board considered that Nuveen ETFs were passively managed compared to the active management of the other Nuveen funds which contributed to the differences in fee levels between the Nuveen ETFs and other Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2020 and 2019. The Board reviewed, among other things, Nuveen’s net margins (pre-tax) (both including and excluding distribution expenses); gross and net revenue margins (pre- and post-tax and excluding distribution) from Nuveen funds only; revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen for fund advisory services; and comparative profitability data comparing the operating margins of Nuveen compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. In reviewing the peer comparison data, the Independent Board Members noted that Nuveen Investments, Inc.’s operating margins were on the low range compared to the total company adjusted operating margins of the peers. The Board also reviewed the revenues and expenses the Adviser derived from its ETF product line for the 2019 and 2020 calendar years.
In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide expenses to the Nuveen complex and its affiliates and to further allocate such Nuveen complex expenses between the Nuveen fund and non-fund businesses. Generally, fund-specific expenses are allocated to the Nuveen funds and partial fund-related expenses and/or corporate overhead and shared costs (such as legal and compliance, accounting and finance, information technology and human resources and office services) are partially attributed to the funds pursuant to cost allocation methodologies. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2020, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments, Inc. compared to the firm-wide adjusted margins of the peers for each calendar year from 2010 to 2020. The Board had also appointed three Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and any proposed changes to the cost allocation methodology prior to incorporating any such changes and to report to the full Board. The Board recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results. The Independent Board Members also considered the key drivers behind the revenue and expense changes that impacted Nuveen’s net margins between 2019 and 2020. The Board also noted the reinvestments Nuveen and/or its parent made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to information technology, portfolio accounting systems and the global trading platform.
In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments, Inc. were in the lower half of the peer group range; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2020 and 2019 calendar years to consider the financial strength of TIAA. The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility as experienced with the COVID-19 pandemic.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities for the calendar year ended December 31, 2020 as well as its pre- and post-tax net revenue margins for 2020 compared to such margins for 2019. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar year ending December 31, 2020 and the pre- and post-tax revenue margins from 2020 and 2019.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board noted that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-level fee schedules. The Board considered that the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined. In the calculation of the complex-level component, the Board noted that it had approved the acquisition of several Nuveen funds by similar TIAA-CREF funds in 2019. However, to mitigate the loss of the assets of these Nuveen funds deemed eligible to be included in the calculation of the complex-wide fee when these Nuveen funds left the complex upon acquisition, Nuveen agreed to credit approximately $604.5 million to assets under management to the Nuveen complex in calculating the complex-wide component.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2019 and 2020), including the temporary expense caps applicable to the Short Duration Fund and the Strategic Fund.
The Independent Board Members also recognized the Adviser’s continued reinvestment in its business through various initiatives including maintaining a seed account available for investments into Nuveen funds and investing in its internal infrastructure, information technology and other systems that will, among other things, consolidate and enhance accounting systems, integrate technology platforms to support growth and efficient data processing, and further develop its global trading platform to enhance the investment process for the investment teams.
Based on its review, the Board concluded that the current fee arrangements together with the Adviser’s reinvestment in its business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds. The Independent Board Members further noted that, subject to certain exceptions, the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party broker-dealers, the Board reviewed the amount retained by the Adviser’s affiliate. In addition, the Independent Board Members also noted that various sub-advisers (including the Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. However, the Board noted that any benefits for the Sub-Adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, concluded that the terms of each Advisory Agreement were fair and reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 26, 2021 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2019 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid, “Illiquid”, discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third-party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, Nuveen California High Yield Municipal Bond Fund determined that it would hold a minimum of 25% of its assets in highly liquid investments, and it maintained at least that amount during the Review period. Nuveen California Municipal Bond Fund, primarily held Highly Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in Illiquid investments, and requires certain reporting to the Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on Illiquid investments. However, the Nuveen California High Yield Municipal Bond Fund exceeded the 15% limit on Illiquid investments for two business days after the end of the Review Period, which will be discussed in next year’s annual shareholder report in connection with discussing the operations of that Fund’s liquidity risk management program during 2020.

Notes

Notes

Notes

Nuveen:
Serving Investors for Generations
Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds
Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive | Chicago, IL 60606 | www.nuveen.com    MSA-HYM-0921D1893924-INV-B-11/22

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: December 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: December 3, 2021

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: December 3, 2021